UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2014

Alternative Solutions

ALTS  Morningstar Alternatives Solution ETF

Specialty Equity

TOLZ  DJ Brookfield Global Infrastructure ETF

PEX  Global Listed Private Equity ETF

CSM  Large Cap Core Plus

Dividend Growers

NOBL  S&P 500 Dividend Aristocrats ETF

EFAD  MSCI EAFE Dividend Growers ETF

Hedged Fixed Income

HYHG  High Yield–Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

EMSH  Short Term USD Emerging Markets Bond ETF

Hedge Strategies

HDG  Hedge Replication ETF

MRGR  Merger ETF

RALS  RAFI® Long/Short

Inflation

RINF  30 Year TIPS/TSY Spread

FINF  Short 30 Year TIPS/TSY Spread

UINF  UltraPro 10 Year TIPS/TSY Spread

SINF  UltraPro Short 10 Year TIPS/TSY Spread

Credit

TYTE  CDS North American HY Credit ETF

WYDE  CDS Short North American HY Credit ETF

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

TWQ  UltraShort Russell3000

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

FINZ  UltraPro Short Financials

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 50

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 50

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

UWC  Ultra Russell3000

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

FINU  UltraPro Financials

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 50

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLVII	Expense Examples
1	Schedule of Portfolio Investments
2	Alternative Solutions
3	Specialty Equity
11	Dividend Growers
15	Hedged Fixed Income
25	Global Fixed Income
31	Hedge Strategies
40	Inflation
48	Credit
50	Geared
259	Statements of Assets and Liabilities
282	Statements of Operations
305	Statements of Changes in Net Assets
349	Financial Highlights
412	Notes to Financial Statements
457	Board Approval of Investment Advisory Agreement
460	Federal Tax Information
463	Proxy Voting & Quarterly Portfolio Holdings Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2014.

U.S. Equity Markets Continue to Climb; European Markets Decline

Global equity markets posted mixed results during the six months ended November 30, 2014. U.S. large cap stock indexes reached new record highs, with the S&P 500® rising 8.6% and the Dow® gaining 7.9%. Small and mid cap stocks also gained, up 4.1% and 5.5%, respectively, as measured by the Russell 2000® and the S&P MidCap 400®.

Eight out of 10 Dow Jones U.S. Industry Indices increased during the period, with health care, technology and consumer services delivering the strongest returns — 17.8%, 14.2% and 11.9%, respectively. Oil and gas retreated sharply, down 16.0%, and basic materials were off 1.1%.

Strong economic momentum helped fuel the continued rally in U.S. stock markets. GDP grew at a 3.9% annual rate in the third quarter, somewhat slower than the 4.6% clip in the second quarter, but still healthy. Corporate profits were strong and job creation is on track to be the strongest in 15 years.

Markets outside the United States didn't fare so well. The MSCI EAFE Index, which reflects developed markets outside North America, fell 5.0%. European markets accounted for most of this decline, with the MSCI Europe Index off 7.1%. Japan eked out a small gain, with the MSCI Japan Index up 1.9%. And the MSCI Emerging Markets Index was down 0.6%. Growth is down sharply or has stalled in the Eurozone's largest economies: Germany, France and Italy. Across the region, business optimism has plummeted and several large economies are seeing falling prices. Japan is struggling to emerge from decades of stagnation. And growth in emerging markets is slowing to its lowest levels since the aftermath of the financial crisis.

U.S. Fixed Income Markets Mixed

U.S. fixed income markets were mixed, leading to a 1.9% gain for the Barclays U.S. Aggregate Bond Index. Treasurys were strong, with the Ryan Labs 10 Year and 30 Year Treasury Indexes up 3.7% and 9.8%, respectively. Investment grade bonds posted a small gain, with the Markit iBoxx $ Liquid Investment Grade Index up 2.3%. But high yield markets retreated, with the Markit iBoxx $ Liquid High Yield Index down 0.9%.

New ProShares ETFs

2014 saw a significant expansion of our alternative ETF offerings. We launched four new ETFs during the period — TYTE and WYDE, which offer "pure" exposure to high yield credit; EFAD, focused on the strongest dividend growers of the MSCI EAFE Index; and ALTS, a comprehensive multi-alternative solution powered by a Morningstar index.

We appreciate the trust you have placed in ProShares by investing in our ETFs, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)  ALTERNATIVE SOLUTIONS PROSHARES

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). The Index is designed to provide diversified exposure to alternative asset classes in order to enhance risk adjusted portfolio returns when combined with a range of traditional investments. It allocates among a comprehensive set of alternative exchange-traded funds ("ETFs") that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments. The Index consists exclusively of ProShares ETFs.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	—
Futures Contracts	—
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Hedge Replication ETF	22.0%
ProShares RAFI Long/Short	21.9%
ProShares Managed Futures Strategy ETF	20.3%
ProShares DJ Brookfield Global Infrastructure ETF	16.3%
ProShares Merger ETF	10.7%

Morningstar Diversified Alternatives Index – Composition

% of Index
Hedge Fund Replication	22.1%
Market Neutral	22.0%
Managed Futures	20.3%
Infrastructure	16.3%
Long/Short	10.7%
Private Equity	6.1%
Inflation	2.5%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)  SPECIALTY EQUITY PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Grid PLC	7.9%
American Tower Corp.	4.4%
Kinder Morgan, Inc.	4.3%
Enbridge, Inc.	3.2%
Crown Castle International Corp.	3.0%

Dow Jones Brookfield Global Infrastructure Composite
Index – Composition

% of Index
Utilities	38.0%
Energy	34.8%
Industrials	9.0%
Financials	8.1%
Consumer, Non-cyclical	5.8%
Communications	3.1%
Diversified	0.9%
Consumer, Cyclical	0.3%

Dow Jones Brookfield Global Infrastructure Composite
Index – Country

% of Index
United States	50.4%
United Kingdom	11.9%
Canada	10.8%
Other	7.3%
Spain	4.6%
Australia	4.1%
Italy	3.4%
China	2.8%
Luxembourg	2.4%
France	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: III

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assts of the company.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company		% of Net Assets
3	i Group PLC	11.0%
Ares Capital Corp.		9.8%
Onex Corp.		9.7%
American Capital Ltd.		8.0%
Prospect Capital Corp.		6.1%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	48.2%
Britain	20.8%
France	10.3%
Canada	9.9%
Malta	3.9%
Sweden	2.7%
Belgium	2.0%
Switzerland	1.2%
Germany	0.6%
Other	0.4%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization by applying a rules-based ranking and weighting methodology. The Index intends to provide representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements (Long)	34%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	1.3%
Exxon Mobil Corp.	1.3%
Johnson & Johnson	1.1%
PepsiCo, Inc.	0.9%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	19.5%
Industrials	12.0%
Technology	11.4%
Consumer, Cyclical	11.2%
Communications	8.4%
Energy	7.0%
Utilities	6.3%
Basic Materials	4.0%
Diversified	0.2%

ProShares S&P 500 Dividend Aristocrats ETF (Ticker: NOBL)  DIVIDEND GROWERS PROSHARES

ProShares S&P 500 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	2.1%
Leggett & Platt, Inc.	2.1%
Target Corp.	2.1%
3M Co.	2.0%
PPG Industries, Inc.	2.0%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer, Non-cyclical	39.0%
Consumer, Cyclical	19.0%
Industrials	13.0%
Basic Materials	11.2%
Financials	11.0%
Energy	3.3%
Utilities	1.8%
Communications	1.7%

IV :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Master Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Kerry Group PLC, Class A	2.1%
SES S.A.(FDR)	2.0%
Sky PLC	2.0%
Red Electrica Corp. S.A.	2.0%
Abertis Infraestructuras S.A.	2.0%

MSCI EAFE Dividend Master
Index – Composition

% of Index
Health care	20.8%
Industrials	18.7%
Consumer, Non-cyclical	15.4%
Consumer, Cyclical	13.4%
Materials	9.3%
Utilities	7.7%
Financials	5.7%
Energy	4.9%
Telecommunication Services	2.1%
Information Technology	2.0%

MSCI EAFE Dividend Master
Index – Country

% of Index
United Kingdom	49.2%
Switzerland	9.6%
Other	9.2%
Japan	7.0%
Spain	6.0%
Denmark	5.7%
Australia	5.3%
Germany	3.9%
Ireland	2.1%
France	2.0%

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)  HEDGED FIXED INCOME PROSHARES

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds.

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, due 06/15/19	1.5%
B/E Aerospace, Inc., 5.25%, due 04/01/22	1.3%
First Data Corp., 12.63%, due 01/15/21	1.3%
CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	1.3%
Valeant Pharmaceuticals International, Inc., 7.50%, due 07/15/21	1.2%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	82.7%
Utilities	10.9%
Financials	6.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: V

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	97%
Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Wells Fargo Bank N.A., 6.60%, due 01/15/38	1.8%
Citigroup, Inc., 3.88%, due 10/25/23	1.7%
Goldman Sachs Group, Inc. (The), 6.13%, due 02/15/33	1.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 3.88%, due 02/08/22	1.6%
General Electric Capital Corp., 6.88%, due 01/10/39	1.5%

Citi Corporate Investment Grade (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	57.5%
Financials	33.0%
Utilities	9.5%

ProShares USD Covered Bond (Ticker: COBO)  GLOBAL FIXED INCOME PROSHARES

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive® Diversified USD Covered Bond Index (the "Index"). The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index.

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Royal Bank of Canada, 2.00%, due 10/01/18	5.1%
SpareBank 1 Boligkreditt AS, 1.25%, due 05/02/18	4.8%
Stadshypotek AB, 1.25%, due 05/23/18	4.8%
Toronto-Dominion Bank (The), 1.63%, due 09/14/16	4.8%
Barclays Bank PLC, 2.25%, due 05/10/17	4.6%

Solactive Diversified USD Covered Bond Index – Country

% of Index
Canada	41.6%
Australia	22.7%
Sweden	11.3%
Norway	9.3%
United Kingdom	5.4%
Switzerland	4.5%
Netherlands	2.2%
Germany	1.5%
France	1.5%

ProShares German Sovereign/Sub-Sovereign ETF (Ticker: GGOV)

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). The Index, published by Markit Group Limited, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers.

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
NRW Bank, 3.88%, due 01/27/20	1.9%
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.50%, due 07/04/16	1.9%
Landwirtschaftliche Rentenbank, 2.88%, due 08/30/21	1.8%
Landwirtschaftliche Rentenbank, 1.25%, due 05/20/22	1.7%
NRW Bank, 0.63%, due 08/01/16	1.7%

Markit iBoxx EUR Germany
Sovereign & Sub-Sovereign Liquid
Index – Composition

% of Index
Sub-Sovereigns	76.0%
Sovereigns	24.0%

VI :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Gazprom OAO Via Gaz Capital S.A., 6.21%, due 11/22/16	4.3%
Hrvatska Elektroprivreda, 6.00%, due 11/09/17	3.3%
Petroleos Mexicanos, 5.75%, due 03/01/18	2.9%
Power Sector Assets & Liabilities Management Corp., 6.88%, due 11/02/16	2.8%
Bank of Ceylon, 6.88%, due 05/03/17	2.7%

DBIQ Short Duration Emerging Market Bond Index – Country

% of Index
Other	25.6%
Russian Federation	13.5%
Qatar	8.8%
Indonesia	8.6%
Brazil	8.5%
Mexico	8.3%
Turkey	8.0%
Ukraine	6.6%
Venezuela	6.6%
Poland	5.5%

ProShares Hedge Replication ETF (Ticker: HDG)  HEDGE STRATEGIES PROSHARES

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	19%
U.S. Treasury Bill	61%
Swap Agreements (Long)	17%
Short Euro Futures Contracts	(5%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.5%
Microsoft Corp.	0.3%
Exxon Mobil Corp.	0.2%
Johnson & Johnson	0.2%
Berkshire Hathaway, Inc., Class B	0.2%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	61.6%
S&P 500® Total Return Index	12.1%
MSCI EAFE® US Dollar Net Total Return Index	11.0%
Russell 2000® Total Return Index	9.6%
MSCI Emerging Markets Free US Dollar Net Total Return Index	3.2%
ProShares UltraShort Euro ETF	2.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: VII

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements (Long)	28%
Swap Agreements (Short)	(44%)
Forward Currency Contracts	(24%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
TriQuint Semiconductor, Inc.	4.9%
Covidien PLC	2.7%
Nutreco N.V.	2.6%
Prosensa Holding N.V.	2.5%
Chiquita Brands International, Inc.	2.5%

Regional Exposure

% of Index
United States	73.1%
Netherlands	7.3%
Finland	6.6%
Norway	5.9%
United Kingdom	3.6%
Canada	3.5%
Singapore	3.5%
Australia	(3.5%)

S&P Merger Arbitrage
Index – Composition

% of Index
Consumer, Non-cyclical	27.2%
Technology	21.4%
Industrials	12.7%
Financials	10.6%
Utilities	8.4%
Consumer, Cyclical	6.2%
Communications	4.9%
Energy	4.4%
Basic Materials	4.2%

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index"). The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI®) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements (Long)	3%
Swap Agreements (Short)	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	1.7%
Bank of America Corp.	1.5%
Chevron Corp.	1.5%
Intel Corp.	1.3%
JPMorgan Chase & Co.	1.2%

RAFI US Equity Long/Short
Index – Composition

% of Index
Financials	22.2%
Consumer, Cyclical	13.4%
Health care	11.8%
Energy	11.4%
Technology	10.8%
Industrials	8.4%
Consumer, Non-Cyclical	7.8%
Utilities	5.6%
Basic Materials	5.1%
Telecommunications	3.5%

VIII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares 30 Year TIPS/TSY Spread (Ticker: RINF)  INFLATION PROSHARES

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a breakeven rate of inflation ("BEI"). The 30-year BEI is considered to be a measure of the market's expectations for inflation for the next thirty years.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	84%
Swap Agreements (Long)	16%
Swap Agreements (Short)	(131%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS)	100.0%
30-Year U.S. Treasury Bond	(130.9%)

ProShares Short 30 Year TIPS/TSY Spread (Ticker: FINF)

ProShares Short 30 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	76%
Swap Agreements (Long)	55%
Swap Agreements (Short)	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS)	100.0%
30-Year U.S. Treasury Bond	(130.9%)

ProShares UltraPro 10 Year TIPS/TSY Spread (Ticker: UINF)

ProShares UltraPro 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	90%
Swap Agreements (Long)	210%
Swap Agreements (Short)	(341%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 10-Year Inflation Breakeven
Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS)	100.0%
10-Year U.S. Treasury Note	(113.7%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: IX

ProShares UltraPro Short 10 Year TIPS/TSY Spread (Ticker: SINF)

ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
Long-Tem U.S. Treasury Obligations	88%
Swap Agreements (Long)	253%
Swap Agreements (Short)	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 10-Year Inflation Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS)	100.0%
10-Year U.S. Treasury Note	(113.7%)

ProShares CDS North American HY Credit ETF (Ticker: TYTE)  CREDIT PROSHARES

ProShares CDS North American HY Credit ETF (the "Fund") seeks to provide long exposure to the credit of North American high yield debt issuers. The Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Exposure
Consumer, Cyclical	30.2%
Consumer, Non-cyclical	14.9%
Communications	14.0%
Financials	11.9%
Industrials	8.0%
Technology	8.0%
Basic Materials	5.0%
Energy	5.0%
Utilities	3.0%

ProShares CDS Short North American HY Credit ETF (Ticker: WYDE)

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide inverse exposure to the credit of North American high yield debt issuers. The Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Exposure
Consumer, Cyclical	30.2%
Consumer, Non-cyclical	14.9%
Communications	14.0%
Financials	11.9%
Industrials	8.0%
Technology	8.0%
Basic Materials	5.0%
Energy	5.0%
Utilities	3.0%

X :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short S&P500® (Ticker: SH)  GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.0%
Financials	16.7%
Technology	13.9%
Communications	11.6%
Industrials	10.5%
Consumer, Cyclical	9.8%
Energy	8.4%
Utilities	3.1%
Basic Materials	3.0%

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	41.4%
Communications	31.4%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	6.8%
Industrials	1.2%
Basic Materials	0.3%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	25.3%
Industrials	19.2%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	13.8%
Technology	8.9%
Communications	7.4%
Energy	7.2%
Basic Materials	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XI

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(91%)
Futures Contracts	(9%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.8%
Industrials	18.7%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.4%
Technology	10.0%
Basic Materials	5.0%
Utilities	4.7%
Energy	4.3%
Communications	4.1%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(89%)
Futures Contracts	(11%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	24.1%
Consumer, Non-cyclical	20.9%
Consumer, Cyclical	13.6%
Industrials	12.7%
Technology	11.0%
Communications	6.6%
Energy	3.8%
Basic Materials	3.6%
Utilities	3.4%
Diversified	0.2%
Government	0.1%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	17.1%
Consumer, Cyclical	16.8%
Industrials	16.0%
Technology	11.4%
Basic Materials	4.6%
Communications	4.3%
Utilities	3.7%
Energy	3.5%

XII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Russell3000 (Ticker: TWQ)

ProShares UltraShort Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 3000® Index (the "Index"). The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Financials	18.0%
Technology	13.0%
Industrials	11.0%
Communications	11.0%
Consumer, Cyclical	10.8%
Energy	7.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(197%)
Futures Contracts	(3%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.0%
Financials	16.7%
Technology	13.9%
Communications	11.6%
Industrials	10.5%
Consumer, Cyclical	9.8%
Energy	8.4%
Utilities	3.1%
Basic Materials	3.0%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	41.4%
Communications	31.4%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	6.8%
Industrials	1.2%
Basic Materials	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XIII

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	25.3%
Industrials	19.2%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	13.8%
Technology	8.9%
Communications	7.4%
Energy	7.2%
Basic Materials	2.6%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(181%)
Futures Contracts	(19%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.8%
Industrials	18.7%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.4%
Technology	10.0%
Basic Materials	5.0%
Utilities	4.7%
Energy	4.3%
Communications	4.1%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(190%)
Futures Contracts	(10%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	24.1%
Consumer, Non-cyclical	20.9%
Consumer, Cyclical	13.6%
Industrials	12.7%
Technology	11.0%
Communications	6.6%
Energy	3.8%
Basic Materials	3.6%
Utilities	3.4%
Diversified	0.2%
Government	0.1%

XIV :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	17.1%
Consumer, Cyclical	16.8%
Industrials	16.0%
Technology	11.4%
Basic Materials	4.6%
Communications	4.3%
Utilities	3.7%
Energy	3.5%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(293%)
Futures Contracts	(7%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.0%
Financials	16.7%
Technology	13.9%
Communications	11.6%
Industrials	10.5%
Consumer, Cyclical	9.8%
Energy	8.4%
Utilities	3.1%
Basic Materials	3.0%

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	41.4%
Communications	31.4%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	6.8%
Industrials	1.2%
Basic Materials	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XV

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	25.3%
Industrials	19.2%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	13.8%
Technology	8.9%
Communications	7.4%
Energy	7.2%
Basic Materials	2.6%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(278%)
Futures Contracts	(22%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.8%
Industrials	18.7%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.4%
Technology	10.0%
Basic Materials	5.0%
Utilities	4.7%
Energy	4.3%
Communications	4.1%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(281%)
Futures Contracts	(19%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	24.1%
Consumer, Non-cyclical	20.9%
Consumer, Cyclical	13.6%
Industrials	12.7%
Technology	11.0%
Communications	6.6%
Energy	3.8%
Basic Materials	3.6%
Utilities	3.4%
Diversified	0.2%
Government	0.1%

XVI :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 1000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	29.4%
Consumer, Non-cyclical	19.0%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	7.4%
Technology	6.8%
Communications	6.5%
Utilities	6.3%
Basic Materials	2.8%
Diversified	0.1%

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 1000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.8%
Technology	19.3%
Communications	15.9%
Consumer, Cyclical	13.7%
Industrials	11.0%
Financials	6.1%
Energy	4.5%
Basic Materials	3.5%
Utilities	0.1%
Diversified	0.1%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell Midcap® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	32.7%
Consumer, Non-cyclical	13.8%
Utilities	12.3%
Industrials	10.3%
Consumer, Cyclical	9.1%
Technology	8.3%
Basic Materials	5.8%
Energy	3.9%
Communications	3.6%
Diversified	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XVII

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell Midcap® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Consumer, Cyclical	22.7%
Industrials	13.1%
Technology	12.4%
Communications	9.8%
Financials	8.1%
Energy	5.3%
Basic Materials	3.1%
Utilities	0.2%
Diversified	0.1%

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Industrials	40.2%
Consumer, Non-cyclical	11.6%
Consumer, Cyclical	11.2%
Utilities	11.1%
Technology	6.8%
Communications	6.3%
Energy	5.0%
Basic Materials	3.9%
Diversified	3.7%
Government	0.2%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.5%
Consumer, Cyclical	16.1%
Technology	15.6%
Industrials	13.8%
Financials	8.3%
Communications	8.3%
Energy	3.7%
Basic Materials	3.5%
Diversified	0.1%
Utilities	0.1%

XVIII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	76.3%
Industrial Metals	14.3%
Mining	4.8%
Forestry and Paper	4.6%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	30.8%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	18.6%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	71.8%
Oil Equipment, Services and Distribution	27.8%
Alternative Energy	0.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XIX

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares Short KBW Regional Banking (Ticker: KRS)

ProShares Short KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	76.3%
Industrial Metals	14.3%
Mining	4.8%
Forestry and Paper	4.6%

XX :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	72.7%
Pharmaceuticals	24.5%
Healthcare-Products	2.4%
Holding Companies-Divers	0.3%
Commercial Services	0.1%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	19.2%
Household Goods	18.7%
Food Producers	16.8%
Personal Goods	15.1%
Automobiles and Parts	13.8%
Tobacco	13.0%
Leisure Goods	3.4%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	35.9%
Media	27.7%
Travel and Leisure	22.0%
Food and Drug Retailers	14.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXI

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	30.8%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	18.6%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	66.2%
Health Care Equipment and Services	33.8%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.9%
Aerospace and Defense	17.7%
Support Services	16.3%
Industrial Engineering	14.9%
Industrial Transportation	13.9%
Electronic & Electrical Equipment	9.9%
Construction and Materials	5.4%

XXII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	71.8%
Oil Equipment, Services and Distribution	27.8%
Alternative Energy	0.4%

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXIII

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	52.7%
Software and Computer Services	47.3%

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	68.7%
Mobile Telecommunications	31.3%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	70.2%
Gas,Water & MultiUtilities	29.8%

XXIV :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Financials (Ticker: FINZ)

ProShares UltraPro Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	30.8%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	18.6%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	20.9%
Japan	20.8%
Other	12.5%
France	9.8%
Switzerland	9.4%
Germany	9.3%
Australia	7.4%
Spain	3.7%
Hong Kong	3.1%
Sweden	3.1%

MSCI EAFE Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	23.7%
Consumer, Cyclical	12.3%
Industrials	11.4%
Communications	7.6%
Basic Materials	6.7%
Energy	5.7%
Utilities	3.9%
Technology	2.4%
Diversified	0.6%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	20.4%
Other	15.5%
Korea	14.5%
Taiwan	12.3%
Brazil	9.5%
South Africa	7.8%
India	7.2%
Mexico	5.1%
Russia	4.0%
Malaysia	3.7%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	28.0%
Communications	12.6%
Technology	11.9%
Consumer, Non-cyclical	11.0%
Energy	8.7%
Consumer, Cyclical	8.4%
Industrials	7.3%
Basic Materials	6.5%
Utilities	3.5%
Diversified	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXV

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	47.8%
Communications	21.4%
Energy	15.2%
Consumer, Cyclical	5.1%
Utilities	3.4%
Industrials	3.1%
Consumer, Non-cyclical	2.2%
Technology	1.8%

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	20.9%
Japan	20.8%
Other	12.5%
France	9.8%
Switzerland	9.4%
Germany	9.3%
Australia	7.4%
Spain	3.7%
Hong Kong	3.1%
Sweden	3.1%

MSCI EAFE Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	23.7%
Consumer, Cyclical	12.3%
Industrials	11.4%
Communications	7.6%
Basic Materials	6.7%
Energy	5.7%
Utilities	3.9%
Technology	2.4%
Diversified	0.6%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	20.4%
Other	15.5%
Korea	14.5%
Taiwan	12.3%
Brazil	9.5%
South Africa	7.8%
India	7.2%
Mexico	5.1%
Russia	4.0%
Malaysia	3.7%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	28.0%
Communications	12.6%
Technology	11.9%
Consumer, Non-cyclical	11.0%
Energy	8.7%
Consumer, Cyclical	8.4%
Industrials	7.3%
Basic Materials	6.5%
Utilities	3.5%
Diversified	2.1%

XXVI :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe Index® (the "Index"). The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	32.0%
Switzerland	14.2%
France	14.0%
Germany	13.7%
Other	5.5%
Spain	5.4%
Sweden	4.7%
Netherlands	4.4%
Italy	3.7%
Denmark	2.4%

FTSE Developed Europe
Index – Composition

% of Index
Consumer, Non-cyclical	28.7%
Financials	22.7%
Industrials	9.5%
Consumer, Cyclical	9.1%
Communications	8.4%
Energy	7.8%
Basic Materials	7.1%
Utilities	4.2%
Technology	2.2%
Diversified	0.3%

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	60.5%
Hong Kong	25.8%
Singapore	12.5%
New Zealand	1.2%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	53.4%
Consumer, Non-cyclical	11.0%
Basic Materials	8.5%
Consumer, Cyclical	5.6%
Industrials	5.6%
Utilities	4.5%
Communications	4.4%
Diversified	4.0%
Energy	2.6%
Technology	0.4%
ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	31.4%
Consumer, Non-cyclical	27.5%
Basic Materials	12.8%
Energy	8.6%
Utilities	5.7%
Communications	3.8%
Consumer, Cyclical	3.4%
Industrials	3.4%
Diversified	2.8%
Technology	0.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXVII

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	47.8%
Communications	21.4%
Energy	15.2%
Consumer, Cyclical	5.1%
Utilities	3.4%
Industrials	3.1%
Consumer, Non-cyclical	2.2%
Technology	1.8%

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	27.1%
Industrials	21.4%
Financials	18.7%
Consumer, Non-cyclical	13.2%
Communications	6.9%
Basic Materials	5.5%
Technology	4.0%
Utilities	2.4%
Energy	0.8%

ProShares UltraShort MSCI Mexico Capped IMI (Ticker: SMK)

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index® , taking into consideration unavailable strategic shareholdings and limitations to foreign ownership.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Communications	25.5%
Financials	20.3%
Consumer, Non-cyclical	18.6%
Industrials	11.8%
Consumer, Cyclical	9.5%
Basic Materials	8.8%
Diversified	5.5%

XXVIII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(99%)
Futures Contracts	(1%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXIX

ProShares Short Investment Grade Corporate (Ticker: IGS)

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

ProShares UltraShort 3-7 Year Treasury (Ticker: TBZ)

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

XXX :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares UltraShort TIPS (Ticker: TPS)

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par value outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected Securities (TIPS)
Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(299%)
Futures Contracts	(2%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXXI

ProShares Ultra Russell3000 (Ticker: UWC)

ProShares Ultra Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 3000® Index (the "Index"). The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	1.4%
Exxon Mobil Corp.	1.4%
Johnson & Johnson	1.1%
Berkshire Hathaway, Inc., Class B	1.0%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Financials	18.0%
Technology	13.0%
Industrials	11.0%
Communications	11.0%
Consumer, Cyclical	10.8%
Energy	7.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	98%
Futures Contracts	19%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.2%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.7%
Johnson & Johnson	1.4%
Berkshire Hathaway, Inc., Class B	1.2%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.0%
Financials	16.7%
Technology	13.9%
Communications	11.6%
Industrials	10.5%
Consumer, Cyclical	9.8%
Energy	8.4%
Utilities	3.1%
Basic Materials	3.0%

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	110%
Futures Contracts	17%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.8%
Microsoft Corp.	6.0%
Intel Corp.	2.8%
Google, Inc., Class C	2.8%
Facebook, Inc., Class A	2.6%

NASDAQ-100 Index – Composition

% of Index
Technology	41.4%
Communications	31.4%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	6.8%
Industrials	1.2%
Basic Materials	0.3%

XXXII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	102%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc., Class A	7.7%
Goldman Sachs Group, Inc. (The)	5.7%
International Business Machines Corp.	4.9%
3M Co.	4.8%
Boeing Co. (The)	4.0%

Dow Jones Industrial Average
Index – Composition

% of Index
Financials	25.3%
Industrials	19.2%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	13.8%
Technology	8.9%
Communications	7.4%
Energy	7.2%
Basic Materials	2.6%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	94%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	0.7%
Equinix, Inc.	0.7%
Henry Schein, Inc.	0.6%
Hanesbrands, Inc.	0.6%
Endo International PLC	0.6%

S&P MidCap 400 Index – Composition

% of Index
Financials	22.8%
Industrials	18.7%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.4%
Technology	10.0%
Basic Materials	5.0%
Utilities	4.7%
Energy	4.3%
Communications	4.1%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	107%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Isis Pharmaceuticals, Inc.	0.3%
Puma Biotechnology, Inc.	0.3%
Brunswick Corp.	0.2%
WEX, Inc.	0.2%
RLJ Lodging Trust	0.2%

Russell 2000 Index – Composition

% of Index
Financials	24.1%
Consumer, Non-cyclical	20.9%
Consumer, Cyclical	13.6%
Industrials	12.7%
Technology	11.0%
Communications	6.6%
Energy	3.8%
Basic Materials	3.6%
Utilities	3.4%
Diversified	0.2%
Government	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXXIII

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
TriQuint Semiconductor, Inc.	0.4%
Teledyne Technologies, Inc.	0.4%
West Pharmaceutical Services, Inc.	0.4%
Toro Co. (The)	0.4%
Tyler Technologies, Inc.	0.4%

S&P SmallCap 600 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	17.1%
Consumer, Cyclical	16.8%
Industrials	16.0%
Technology	11.4%
Basic Materials	4.6%
Communications	4.3%
Utilities	3.7%
Energy	3.5%

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	217%
Futures Contracts	13%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	1.5%
Exxon Mobil Corp.	1.5%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc., Class B	1.0%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.0%
Financials	16.7%
Technology	13.9%
Communications	11.6%
Industrials	10.5%
Consumer, Cyclical	9.8%
Energy	8.4%
Utilities	3.1%
Basic Materials	3.0%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	222%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.4%
Microsoft Corp.	5.8%
Intel Corp.	2.7%
Google, Inc., Class C	2.7%
Facebook, Inc., Class A	2.5%

NASDAQ-100 Index – Composition

% of Index
Technology	41.4%
Communications	31.4%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	6.8%
Industrials	1.2%
Basic Materials	0.3%

XXXIV :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	227%
Futures Contracts	8%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc., Class A	6.0%
Goldman Sachs Group, Inc. (The)	4.4%
International Business Machines Corp.	3.8%
3M Co.	3.7%
Boeing Co. (The)	3.1%

Dow Jones Industrial Average
Index – Composition

% of Index
Financials	25.3%
Industrials	19.2%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	13.8%
Technology	8.9%
Communications	7.4%
Energy	7.2%
Basic Materials	2.6%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	224%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Skyworks Solutions, Inc.	0.6%
Equinix, Inc.	0.5%
Henry Schein, Inc.	0.5%
Hanesbrands, Inc.	0.5%
Endo International PLC	0.5%

S&P MidCap 400 Index – Composition

% of Index
Financials	22.8%
Industrials	18.7%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.4%
Technology	10.0%
Basic Materials	5.0%
Utilities	4.7%
Energy	4.3%
Communications	4.1%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	228%
Futures Contracts	1%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Isis Pharmaceuticals, Inc.	0.3%
Puma Biotechnology, Inc.	0.2%
Brunswick Corp.	0.2%
WEX, Inc.	0.2%
RLJ Lodging Trust	0.2%

Russell 2000 Index – Composition

% of Index
Financials	24.1%
Consumer, Non-cyclical	20.9%
Consumer, Cyclical	13.6%
Industrials	12.7%
Technology	11.0%
Communications	6.6%
Energy	3.8%
Basic Materials	3.6%
Utilities	3.4%
Diversified	0.2%
Government	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXXV

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.9%
Berkshire Hathaway, Inc., Class B	2.0%
General Electric Co.	2.0%
Wells Fargo & Co.	2.0%
Johnson & Johnson	1.9%

Russell 1000 Value Index – Composition

% of Index
Financials	29.4%
Consumer, Non-cyclical	19.0%
Energy	11.0%
Industrials	10.7%
Consumer, Cyclical	7.4%
Technology	6.8%
Communications	6.5%
Utilities	6.3%
Basic Materials	2.8%
Diversified	0.1%

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	1.7%
Verizon Communications, Inc.	1.4%
Coca-Cola Co. (The)	1.2%
Google, Inc., Class A	1.0%

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.8%
Technology	19.3%
Communications	15.9%
Consumer, Cyclical	13.7%
Industrials	11.0%
Financials	6.1%
Energy	4.5%
Basic Materials	3.5%
Utilities	0.1%
Diversified	0.1%

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sempra Energy	0.6%
Cardinal Health, Inc.	0.6%
Cigna Corp.	0.6%
PPL Corp.	0.5%
Broadcom Corp., Class A	0.5%

Russell Midcap Value Index – Composition

% of Index
Financials	32.7%
Consumer, Non-cyclical	13.8%
Utilities	12.3%
Industrials	10.3%
Consumer, Cyclical	9.1%
Technology	8.3%
Basic Materials	5.8%
Energy	3.9%
Communications	3.6%
Diversified	0.2%

XXXVI :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell MidCap Growth (Ticker: UKW)

ProShares Ultra Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Kroger Co. (The)	0.7%
Vertex Pharmaceuticals, Inc.	0.6%
Crown Castle International Corp.	0.6%
Intuit, Inc.	0.6%
Illumina, Inc.	0.6%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Consumer, Cyclical	22.7%
Industrials	13.1%
Technology	12.4%
Communications	9.8%
Financials	8.1%
Energy	5.3%
Basic Materials	3.1%
Utilities	0.2%
Diversified	0.1%

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
RLJ Lodging Trust	0.4%
LaSalle Hotel Properties	0.4%
Dynegy, Inc.	0.4%
Prosperity Bancshares, Inc.	0.4%
Highwoods Properties, Inc.	0.4%

Russell 2000 Value Index – Composition

% of Index
Industrials	40.2%
Consumer, Non-cyclical	11.6%
Consumer, Cyclical	11.2%
Utilities	11.1%
Technology	6.8%
Communications	6.3%
Energy	5.0%
Basic Materials	3.9%
Diversified	3.7%
Government	0.2%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Isis Pharmaceuticals, Inc.	0.5%
Puma Biotechnology, Inc.	0.5%
WEX, Inc.	0.4%
RF Micro Devices, Inc.	0.4%
TriQuint Semiconductor, Inc.	0.4%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.5%
Consumer, Cyclical	16.1%
Technology	15.6%
Industrials	13.8%
Financials	8.3%
Communications	8.3%
Energy	3.7%
Basic Materials	3.5%
Diversified	0.1%
Utilities	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXXVII

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.7%
Monsanto Co.	6.9%
Dow Chemical Co. (The)	6.5%
Praxair, Inc.	4.4%
LyondellBasell Industries N.V., Class A	4.0%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	76.3%
Industrial Metals	14.3%
Mining	4.8%
Forestry and Paper	4.6%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Celgene Corp.	5.9%
Amgen, Inc.	5.9%
Regeneron Pharmaceuticals, Inc.	5.1%
Gilead Sciences, Inc.	4.6%
Biogen Idec, Inc.	4.4%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	72.7%
Pharmaceuticals	24.5%
Healthcare-Products	2.4%
Holding Companies-Divers	0.3%
Commercial Services	0.1%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	9.0%
Coca-Cola Co. (The)	6.5%
PepsiCo, Inc.	5.6%
Philip Morris International, Inc.	5.0%
Altria Group, Inc.	3.7%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Beverages	19.2%
Household Goods	18.7%
Food Producers	16.8%
Personal Goods	15.1%
Automobiles and Parts	13.8%
Tobacco	13.0%
Leisure Goods	3.4%

XXXVIII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Comcast Corp., Class A	3.9%
Walt Disney Co. (The)	3.8%
Wal-Mart Stores, Inc.	3.6%
Home Depot, Inc. (The)	3.5%
Amazon.com, Inc.	3.4%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
General Retailers	35.9%
Media	27.7%
Travel and Leisure	22.0%
Food and Drug Retailers	14.4%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.7%
Wells Fargo & Co.	5.4%
JPMorgan Chase & Co.	4.8%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.4%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	30.8%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	18.6%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.5%
Pfizer, Inc.	5.5%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
Amgen, Inc.	3.5%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	66.2%
Health Care Equipment and Services	33.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XXXIX

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	8.0%
Union Pacific Corp.	3.2%
3M Co.	3.1%
United Technologies Corp.	2.8%
Boeing Co. (The)	2.7%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	21.9%
Aerospace and Defense	17.7%
Support Services	16.3%
Industrial Engineering	14.9%
Industrial Transportation	13.9%
Electronic & Electrical Equipment	9.9%
Construction and Materials	5.4%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	20.7%
Chevron Corp.	11.1%
Schlumberger Ltd.	6.0%
ConocoPhillips	4.4%
Kinder Morgan, Inc.	3.8%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	71.8%
Oil Equipment, Services and Distribution	27.8%
Alternative Energy	0.4%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.5%
American Tower Corp.	4.0%
Crown Castle International Corp.	2.7%
Public Storage	2.6%
Equity Residential	2.5%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

XL :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra KBW Regional Banking (Ticker: KRU)

ProShares Ultra KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements	105%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Umpqua Holdings Corp.	3.5%
SVB Financial Group	3.3%
First Republic Bank/CA	3.1%
PacWest Bancorp	3.0%
Susquehanna Bancshares, Inc.	2.9%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	27.1%
Texas Instruments, Inc.	8.5%
Micron Technology, Inc.	5.7%
Applied Materials, Inc.	4.3%
Avago Technologies Ltd.	3.5%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.1%
Microsoft Corp.	8.4%
Intel Corp.	3.9%
Facebook, Inc., Class A	3.4%
Google, Inc., Class A	3.3%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	52.7%
Technology Hardware and Equipment	47.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XLI

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	12.1%
AT&T, Inc.	11.4%
Level 3 Communications, Inc.	6.1%
CenturyLink, Inc.	5.3%
SBA Communications Corp., Class A	4.8%

Dow Jones U.S. Select
Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	68.7%
Mobile Telecommunications	31.3%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	7.0%
NextEra Energy, Inc.	5.6%
Southern Co. (The)	5.2%
Dominion Resources, Inc.	5.2%
Exelon Corp.	3.8%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	70.2%
Gas, Water & MultiUtilities	29.8%

ProShares UltraPro Financials (Ticker: FINU)

ProShares UltraPro Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	221%
Futures Contracts	—
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.4%
Wells Fargo & Co.	5.2%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	3.6%
Citigroup, Inc.	3.3%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	30.8%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	18.6%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

XLII :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	20.9%
Japan	20.8%
Other	12.5%
France	9.8%
Switzerland	9.4%
Germany	9.3%
Australia	7.4%
Spain	3.7%
Hong Kong	3.1%
Sweden	3.1%

MSCI EAFE Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	23.7%
Consumer, Cyclical	12.3%
Industrials	11.4%
Communications	7.6%
Basic Materials	6.7%
Energy	5.7%
Utilities	3.9%
Technology	2.4%
Diversified	0.6%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	20.4%
Other	15.5%
Korea	14.5%
Taiwan	12.3%
Brazil	9.5%
South Africa	7.8%
India	7.2%
Mexico	5.1%
Russia	4.0%
Malaysia	3.7%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	28.0%
Communications	12.6%
Technology	11.9%
Consumer, Non-cyclical	11.0%
Energy	8.7%
Consumer, Cyclical	8.4%
Industrials	7.3%
Basic Materials	6.5%
Utilities	3.5%
Diversified	2.1%

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index"). The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe
Index – Country

% of Index
United Kingdom	32.0%
Switzerland	14.2%
France	14.0%
Germany	13.7%
Other	5.5%
Spain	5.4%
Sweden	4.7%
Netherlands	4.4%
Italy	3.7%
Denmark	2.4%

FTSE Developed Europe
Index – Composition

% of Index
Consumer, Non-cyclical	28.7%
Financials	22.7%
Industrials	9.5%
Consumer, Cyclical	9.1%
Communications	8.4%
Energy	7.8%
Basic Materials	7.1%
Utilities	4.2%
Technology	2.2%
Diversified	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XLIII

ProShares Ultra MSCI Pacific ex-Japan (Ticker: UXJ)

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	60.5%
Hong Kong	25.8%
Singapore	12.5%
New Zealand	1.2%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	53.4%
Consumer, Non-cyclical	11.0%
Basic Materials	8.5%
Consumer, Cyclical	5.6%
Industrials	5.6%
Utilities	4.5%
Communications	4.4%
Diversified	4.0%
Energy	2.6%
Technology	0.4%

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	31.4%
Consumer, Non-cyclical	27.5%
Basic Materials	12.8%
Energy	8.6%
Utilities	5.7%
Communications	3.8%
Consumer, Cyclical	3.4%
Industrials	3.4%
Diversified	2.8%
Technology	0.6%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	47.8%
Communications	21.4%
Energy	15.2%
Consumer, Cyclical	5.1%
Utilities	3.4%
Industrials	3.1%
Consumer, Non-cyclical	2.2%
Technology	1.8%

XLIV :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	27.1%
Industrials	21.4%
Financials	18.7%
Consumer, Non-cyclical	13.2%
Communications	6.9%
Basic Materials	5.5%
Technology	4.0%
Utilities	2.4%
Energy	0.8%

ProShares Ultra MSCI Mexico Capped IMI (Ticker: UMX)

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Communications	25.5%
Financials	20.3%
Consumer, Non-cyclical	18.6%
Industrials	11.8%
Consumer, Cyclical	9.5%
Basic Materials	8.8%
Diversified	5.5%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	73%
Swap Agreements	124%
Futures Contracts	4%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2014 (UNAUDITED) :: XLV

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	73%
Swap Agreements	124%
Futures Contracts	4%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bond	—
Corporate Bonds ETF	60%
Swap Agreements	140%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

ProShares Ultra Investment Grade Corporate (Ticker: IGU)

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Corporate Bond ETF	62%
Swap Agreements	138%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

XLVI :: NOVEMBER 30, 2014 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2014.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2014.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Morningstar Alternatives Solution ETF (a)	ALTERNATIVE SOLUTIONS PROSHARES
Actual	$1,000.00	$1,008.80	$0.25	0.17%
Hypothetical	$1,000.00	$1,024.22	$0.86	0.17%
DJ Brookfield Global Infrastructure ETF	SPECIALTY EQUITY PROSHARES
Actual	$1,000.00	$1,048.00	$2.31	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Global Listed Private Equity ETF
Actual	$1,000.00	$956.70	$2.94	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Large Cap Core Plus
Actual	$1,000.00	$1,088.00	$2.36	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
S&P 500 Dividend Aristocrats ETF	DIVIDEND GROWERS PROSHARES
Actual	$1,000.00	$1,110.80	$1.85	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
MSCI EAFE Dividend Growers ETF (b)
Actual	$1,000.00	$944.70	$1.37	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
High Yield-Interest Rate Hedged	HEDGED FIXED INCOME PROSHARES
Actual	$1,000.00	$969.60	$2.47	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$980.10	$1.49	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
USD Covered Bond	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,004.40	$1.76	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$939.00	$2.19	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$984.10	$2.49	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Hedge Replication ETF	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$1,010.20	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Merger ETF
Actual	$1,000.00	$984.00	$3.73	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
RAFI® Long/Short
Actual	$1,000.00	$984.80	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
30 Year TIPS/TSY Spread	INFLATION PROSHARES
Actual	$1,000.00	$910.20	$3.59	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Short 30 Year TIPS/TSY Spread
Actual	$1,000.00	$1,084.10	$3.92	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
UltraPro 10 Year TIPS/TSY Spread
Actual	$1,000.00	$852.60	$3.48	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
UltraPro Short 10 Year TIPS/TSY Spread
Actual	$1,000.00	$1,147.40	$4.04	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
CDS North American HY Credit ETF (c)	CREDIT PROSHARES
Actual	$1,000.00	$1,026.20	$1.62	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
CDS Short North American HY Credit ETF (c)
Actual	$1,000.00	$969.90	$1.58	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Short S&P500®	GEARED PROSHARES
Actual	$1,000.00	$913.00	$4.32	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Short QQQ®
Actual	$1,000.00	$846.30	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Dow30SM
Actual	$1,000.00	$919.50	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$937.10	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$943.00	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$943.50	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell3000
Actual	$1,000.00	$840.20	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$832.60	$4.13	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort QQQ®
Actual	$1,000.00	$713.70	$4.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$845.10	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$876.70	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$884.30	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$885.60	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$754.80	$4.09	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
UltraPro Short QQQ®
Actual	$1,000.00	$596.80	$3.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$772.30	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short MidCap400
Actual	$1,000.00	$812.70	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$818.40	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$856.80	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$813.40	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$869.40	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$821.90	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$931.20	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$834.80	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$996.50	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$897.70	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$1,160.70	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$903.10	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$917.50	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$988.00	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$573.60	$3.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$819.90	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$776.70	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$805.10	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$697.40	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$876.10	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$1,326.60	$5.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$814.00	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$613.40	$3.84	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$744.10	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$901.60	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$810.90	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Financials
Actual	$1,000.00	$715.50	$4.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,046.70	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI Emerging Markets
Actual	$1,000.00	$999.50	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$871.50	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,088.40	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$991.70	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$1,112.80	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$1,081.10	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$969.90	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$751.20	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$938.00	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$986.00	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$961.80	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$907.30	$4.49	0.94%
Hypothetical	$1,000.00	$1,020.36	$4.76	0.94%
Short High Yield
Actual	$1,000.00	$1,001.50	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$967.90	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LIII

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$962.90	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$927.90	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$822.90	$4.25	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
UltraShort TIPS
Actual	$1,000.00	$1,007.00	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$742.40	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell3000
Actual	$1,000.00	$1,148.90	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,164.50	$4.88	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Ultra QQQ®
Actual	$1,000.00	$1,343.10	$5.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,149.40	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,094.70	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,066.70	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,070.40	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,244.70	$5.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,538.50	$6.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM
Actual	$1,000.00	$1,221.40	$5.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,137.40	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,085.50	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,127.50	$5.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,184.20	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,110.00	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,163.20	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,019.50	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,114.70	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$958.90	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,572.60	$6.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,182.80	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,233.40	$5.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$1,199.60	$5.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LV

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Health Care
Actual	$1,000.00	$1,361.20	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,086.90	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$685.50	$4.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,186.20	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$1,115.80	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,477.60	$5.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,282.00	$5.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,051.80	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,172.80	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Financials
Actual	$1,000.00	$1,300.90	$5.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$876.50	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$950.10	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$846.00	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$877.90	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Brazil Capped
Actual	$1,000.00	$783.40	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$1,231.30	$5.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,002.60	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$967.70	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,057.70	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,174.90	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$961.70	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$1,034.50	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on October 8, 2014. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 53 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(b)  The Fund commenced operations August 19, 2014. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 103 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(c)  The Fund commenced operations on August 5, 2014. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 117 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LVII

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 1

Shares		Value
	Investment Companies — 99.8%
	Mutual Funds — 99.8%
10,591	ProShares 30 Year TIPS/TSY Spread*±	$340,924
49,907	ProShares DJ Brookfield Global Infrastructure ETF*±	2,235,085
20,159	ProShares Global Listed Private Equity ETF*±	836,095
71,313	ProShares Hedge Replication ETF*±	3,023,671
134,947	ProShares Managed Futures Strategy ETF*±	2,783,282
41,112	ProShares Merger ETF*±	1,465,437
71,846	ProShares RAFI Long/Short*±	3,010,348
	Total Investment Companies (Cost $13,548,012)	13,694,842
Principal Amount
	Repurchase Agreements (a) — 0.0% ‡
$1,181	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,181	1,181
	Total Repurchase Agreements (Cost $1,181)	1,181
	Total Investment Securities (Cost $13,549,193) — 99.8%	13,696,023
	Other assets less liabilities — 0.2%	23,996
	Net Assets — 100.0%	$13,720,019

*  Non-income producing security.

‡  Amount represents less than 0.05%.

±  Affiliated company as defined under the Investment Company Act of 1940.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,168
Aggregate gross unrealized depreciation	(55,461)
Net unrealized appreciation	$146,707
Federal income tax cost of investments	$13,549,316

Investment in a company which was affiliated for the period ending November 30, 2014, was as follows:

Security	Value October 8, 2014	Purchases at Cost	Sales at Cost	Value November 30, 2014	Dividend Income	Realized Loss
ProShares 30 Year TIPS/TSY Spread	$—	$351,340	$—	$340,924	$—	$—
ProShares DJ Brookfield Global Infrastructure ETF	—	2,216,303	25,633	2,235,085	—	(99)
ProShares Global Listed Private Equity ETF	—	2,018,621	1,174,351	836,095	—	(38,741)
ProShares Hedge Replication ETF	—	3,021,090	32,419	3,023,671	—	(326)
ProShares Managed Futures Strategy ETF	—	2,691,397	—	2,783,282	—	—
ProShares Merger ETF	—	1,515,017	7,843	1,465,437	—	(123)
ProShares RAFI Long/Short	—	3,223,971	208,775	3,010,348	—	(1,417)
	$—	$15,037,739	$1,449,021	$13,694,842	$—	$(40,706)

Further information about each affiliated Underlying Fund may be found in such Underlying Fund's most recent semiannual report to shareholders. Shareholder reports are available at www.ProShares.com for the series of the Trust and for series of the ProShares Trust II.

See accompanying notes to the financial statements.

2 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 82.0%
	Consumer Discretionary — 3.1%
5,128	Eutelsat Communications S.A.	$169,581
15,001	SES S.A.	558,097
		727,678
	Energy — 19.1%
3,209	Cheniere Energy, Inc.*	211,762
874	Enbridge Energy Management LLC	31,810
16,304	Enbridge, Inc.	748,544
662	EnLink Midstream LLC	23,944
6,238	Inter Pipeline Ltd.	177,948
1,618	Keyera Corp.	120,257
24,543	Kinder Morgan, Inc.	1,014,853
1,281	Koninklijke Vopak N.V.	64,351
3,017	ONEOK, Inc.	163,401
6,294	Pembina Pipeline Corp.	214,442
619	SemGroup Corp., Class A	45,800
9,732	Spectra Energy Corp.	368,648
428	Targa Resources Corp.	48,852
13,637	TransCanada Corp.	649,353
5,331	Veresen, Inc.	83,403
9,756	Williams Cos., Inc. (The)	504,873
		4,472,241
	Financials — 7.4%
9,928	American Tower Corp. (REIT)	1,042,539
8,367	Crown Castle International Corp. (REIT)	695,214
		1,737,753
	Industrials — 13.2%
12,857	Abertis Infraestructuras S.A.	275,137
1,087	Aeroports de Paris	133,392
13,456	Atlantia SpA	339,322
30,324	Auckland International Airport Ltd.	92,064
50,453	Beijing Capital International Airport Co. Ltd., Class H	39,424
9,897	Beijing Enterprises Holdings Ltd.	78,995
59,336	China Merchants Holdings International Co. Ltd.	203,136
4,751	Empresas ICA SAB de CV (ADR)*	27,698
13,782	Ferrovial S.A.	282,422
127	Flughafen Zuerich AG	83,462
1,229	Fraport AG Frankfurt Airport Services Worldwide	75,058
18,306	Groupe Eurotunnel S.A.	236,617
1,139	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	78,079
673	Grupo Aeroportuario del Sureste SAB de CV (ADR)	90,047
755	Hamburger Hafen und Logistik AG	17,194
Shares		Value
	Common Stocks (continued)
179,765	Hutchison Port Holdings Trust, Class U	$123,139
2,418	Japan Airport Terminal Co. Ltd.	95,119
40,674	Jiangsu Expressway Co. Ltd., Class H	46,101
12,649	Macquarie Atlas Roads Group	33,043
1,295	Obrascon Huarte Lain S.A.	35,201
2,162	Societa Iniziative Autostradali e Servizi SpA	21,789
35,788	Sydney Airport	135,207
63,120	Transurban Group	446,320
2,027	Westshore Terminals Investment Corp.	59,684
47,719	Zhejiang Expressway Co. Ltd., Class H	53,409
		3,101,059
	Telecommunication Services — 1.7%
3,233	SBA Communications Corp., Class A*	393,359
	Utilities — 37.5%
1,733	AGL Resources, Inc.	90,653
970	American States Water Co.	33,843
4,490	American Water Works Co., Inc.	238,195
16,100	APA Group	107,815
4,441	Aqua America, Inc.	118,042
1,456	Atmos Energy Corp.	78,187
55,009	AusNet Services	61,786
149,905	Beijing Enterprises Water Group Ltd.*	103,026
1,198	California Water Service Group	30,034
10,772	CenterPoint Energy, Inc.	257,882
43,526	China Gas Holdings Ltd.	81,268
15,852	China Resources Gas Group Ltd.	44,560
11,375	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	84,175
7,340	Consolidated Edison, Inc.	463,521
40,082	DUET Group	83,559
1,105	Elia System Operator S.A./N.V.	55,421
4,139	Enagas S.A.	138,599
14,605	ENN Energy Holdings Ltd.	89,266
9,106	Fortis, Inc.	323,388
123,569	Hong Kong & China Gas Co. Ltd.	292,859
3,899	ITC Holdings Corp.	148,123
626	Laclede Group, Inc. (The)	31,757
128,290	National Grid PLC	1,863,618
612	New Jersey Resources Corp.	35,435
4,574	NiSource, Inc.	191,376
7,919	Northeast Utilities	401,018
375	Northwest Natural Gas Co.	17,441
1,151	NorthWestern Corp.	61,268

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 3

Shares		Value
	Common Stocks (continued)
754	ONE Gas, Inc.	$29,270
13,011	Pennon Group PLC	181,791
6,291	Pepco Holdings, Inc.	173,003
11,815	PG&E Corp.	596,658
1,136	Piedmont Natural Gas Co., Inc.	42,577
3,602	Red Electrica Corp. S.A.	329,961
3,353	Sempra Energy	374,631
7,932	Severn Trent PLC	253,123
39,737	Snam SpA	210,688
675	Southwest Gas Corp.	39,076
44,546	Spark Infrastructure Group	73,913
46,619	Terna Rete Elettrica Nazionale SpA	225,149
9,886	Toho Gas Co. Ltd.	51,880
44,306	Tokyo Gas Co. Ltd.	241,544
15,931	Towngas China Co. Ltd.	16,146
1,417	UIL Holdings Corp.	56,397
22,696	United Utilities Group PLC	321,010
753	WGL Holdings, Inc.	36,799
		8,779,731
	Total Common Stocks (Cost $19,278,258)	19,211,821
	Investment Companies — 0.6%
	Financials — 0.6%
19,360	3i Infrastructure PLC	44,242
41,509	HICL Infrastructure Co. Ltd.	98,487
		142,729
	Total Investment Companies (Cost $143,074)	142,729
	Master Limited Partnerships — 16.0%
	Energy — 15.5%
1,457	Access Midstream Partners LP	91,325
1,061	Atlas Pipeline Partners LP	34,843
1,693	Boardwalk Pipeline Partners LP	27,934
1,828	Buckeye Partners LP	140,518
587	Cheniere Energy Partners LP	17,070
1,569	Crestwood Equity Partners LP	14,121
2,209	Crestwood Midstream Partners LP	44,357
1,266	DCP Midstream Partners LP	60,654
2,913	Enbridge Energy Partners LP	109,238
5,861	Energy Transfer Equity LP	348,085
4,110	Energy Transfer Partners LP	267,849
1,069	EnLink Midstream Partners LP	29,814
17,397	Enterprise Products Partners LP	649,604
566	EQT Midstream Partners LP	47,340
1,082	Genesis Energy LP	47,640
494	Holly Energy Partners LP	16,623
3,294	Magellan Midstream Partners LP	273,040
Shares		Value
	Master Limited Partnerships (continued)
2,330	MarkWest Energy Partners LP	$165,570
270	MPLX LP	17,931
938	NuStar Energy LP	52,528
472	NuStar GP Holdings LLC	16,218
385	Oiltanking Partners LP	18,584
2,238	ONEOK Partners LP	98,651
216	Phillips 66 Partners LP	13,446
5,352	Plains All American Pipeline LP	275,360
2,734	Plains GP Holdings LP, Class A	71,029
4,395	Regency Energy Partners LP	125,214
703	Spectra Energy Partners LP	37,941
394	Summit Midstream Partners LP	17,888
2,073	Sunoco Logistics Partners LP	99,794
1,495	Targa Resources Partners LP	81,971
660	TC PipeLines LP	47,513
716	Tesoro Logistics LP	41,005
163	TransMontaigne Partners LP	6,016
246	Valero Energy Partners LP	10,263
349	Western Gas Equity Partners LP	21,917
1,046	Western Gas Partners LP	74,193
2,290	Williams Partners LP	118,485
		3,631,572
	Utilities — 0.5%
2,913	Brookfield Infrastructure Partners LP	120,890
	Total Master Limited Partnerships (Cost $3,855,167)	3,752,462
No. of Rights
	Rights — 0.0% ‡
5,010	DUET Group, expiring 12/16/14 at AUD 2.39*^	256
	Total Rights (Cost $—)	256
Principal Amount
	Repurchase Agreements (a) — 0.9%
$221,050	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $221,051	221,050
	Total Repurchase Agreements (Cost $221,050)	221,050
	Total Investment Securities (Cost $23,497,549) — 99.5%	23,328,318
	Other assets less liabilities — 0.5%	125,988
	Net Assets — 100.0%	$23,454,306

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $256 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$705,634
Aggregate gross unrealized depreciation	(886,018)
Net unrealized depreciation	$(180,384)
Federal income tax cost of investments	$23,508,702

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2014:

United States	50.0%
United Kingdom	11.8%
Canada	10.1%
Spain	4.5%
Australia	4.0%
Italy	3.4%
Hong Kong	2.9%
Luxembourg	2.4%
France	2.3%
Japan	1.7%
Bermuda	1.1%
Mexico	0.8%
China	0.6%
Singapore	0.5%
Cayman Islands	0.4%
Brazil	0.4%
Germany	0.4%
Liechtenstein	0.4%
New Zealand	0.4%
Netherlands	0.3%
Venezuela	0.2%
Other[1]	1.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Shares		Value
	Common Stocks — 95.4%
	Financials — 95.4%
196,971	3i Group PLC	$1,366,049
8,084	Altamir	100,420
66,123	American Capital Ltd.*	991,184
64,502	Apollo Investment Corp.	531,496
74,231	Ares Capital Corp.	1,221,100
20,475	BlackRock Kelso Capital Corp.	183,865
74,493	Brait SE*	484,299
2,744	Deutsche Beteiligungs AG	80,234
9,682	Electra Private Equity PLC*	402,128
8,150	Eurazeo S.A.	567,004
40,985	Fifth Street Finance Corp.	363,537
5,329	Gimv N.V.	248,488
13,347	Golub Capital BDC, Inc.	237,043
1,562	HBM Healthcare Investments AG, Class A*	151,552
16,559	Hercules Technology Growth Capital, Inc.	260,639
83,153	Intermediate Capital Group PLC	596,822
11,338	Main Street Capital Corp.	368,145
148,512	Marfin Investment Group Holdings S.A.*	40,996
11,349	MCG Capital Corp.	41,424
5,977	MVC Capital, Inc.	66,046
21,267	Onex Corp.	1,206,835
19,708	PennantPark Investment Corp.	218,562
80,989	Prospect Capital Corp.	763,726
50,400	Ratos AB, Class B	328,765
6,062	Safeguard Scientifics, Inc.*	117,785
10,890	Solar Capital Ltd.	200,158
7,329	Triangle Capital Corp.	157,354
4,892	Wendel S.A.	576,360
		11,872,016
	Total Common Stocks (Cost $12,013,852)	11,872,016
	Investment Company — 1.3%
	Financials — 1.3%
9,948	HgCapital Trust PLC	165,488
	Total Investment Company (Cost $171,337)	165,488
Shares		Value
	Master Limited Partnership — 1.6%
	Financials — 1.6%
11,093	Compass Diversified Holdings	$192,463
	Total Master Limited Partnership (Cost $198,093)	192,463
Principal Amount
	Repurchase Agreements (a) — 1.7%
$216,400	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $216,401	216,400
	Total Repurchase Agreements (Cost $216,400)	216,400
	Total Investment Securities (Cost $12,599,682) — 100.0%	12,446,367
	Liabilities in excess of other assets — 0.0%	(5,819)
	Net Assets — 100.0%	$12,440,548

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,243
Aggregate gross unrealized depreciation	(646,611)
Net unrealized depreciation	$(241,368)
Federal income tax cost of investments	$12,687,735

See accompanying notes to the financial statements.

6 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2014:

United States	47.7%
United Kingdom	20.3%
France	10.0%
Canada	9.7%
Malta	3.9%
Sweden	2.6%
Belgium	2.0%
Switzerland	1.2%
Germany	0.6%
Greece	0.3%
Other[1]	1.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 7

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 95.8%
23,565	Aetna, Inc. (Health Care)	0.4%	$2,055,811
29,803	Allstate Corp. (The) (Financials)	0.4%	2,031,074
6,978	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	2,363,030
102,831	Apple, Inc. (Information Technology)	2.5%	12,229,691
40,670	Archer-Daniels-Midland Co. (Consumer Staples)	0.4%	2,142,496
94,259	AT&T, Inc. (Telecommunication Services)	0.7%	3,334,884
125,921	Bank of America Corp. (Financials)	0.4%	2,145,694
28,484	Baxter International, Inc. (Health Care)	0.4%	2,079,332
26,059	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	3,874,713
6,294	BlackRock, Inc. (Financials)	0.5%	2,260,049
26,734	Chevron Corp. (Energy)	0.6%	2,910,531
93,785	Cisco Systems, Inc. (Information Technology)	0.5%	2,592,217
38,966	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.4%	2,103,774
35,473	Comcast Corp., Class A (Consumer Discretionary)	0.4%	2,023,380
39,375	ConocoPhillips (Energy)	0.5%	2,601,506
24,312	Crown Castle International Corp. (REIT) (Financials)	0.4%	2,020,084
70,026	Exxon Mobil Corp. (Energy)	1.3%	6,340,154
52,190	Facebook, Inc., Class A* (Information Technology)	0.8%	4,055,163
146,132	General Electric Co. (Industrials)	0.8%	3,871,037
43,270	Gilead Sciences, Inc.* (Health Care)	0.9%	4,340,846
3,820	Google, Inc., Class A* (Information Technology)	0.4%	2,097,486
63,788	Hewlett-Packard Co. (Information Technology)	0.5%	2,491,559
30,241	Honeywell International, Inc. (Industrials)	0.6%	2,995,976
78,084	Intel Corp. (Information Technology)	0.6%	2,908,629
48,979	Johnson & Johnson (Health Care)	1.1%	5,301,977
52,347	JPMorgan Chase & Co. (Financials)	0.7%	3,149,196
34,188	Kroger Co. (The) (Consumer Staples)	0.4%	2,045,810
12,986	Lockheed Martin Corp. (Industrials)	0.5%	2,487,598
36,305	Marsh & McLennan Cos., Inc. (Financials)	0.4%	2,054,500
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
34,494	Merck & Co., Inc. (Health Care)	0.4%	$2,083,438
48,072	MetLife, Inc. (Financials)	0.6%	2,673,284
133,782	Microsoft Corp. (Information Technology)	1.3%	6,396,118
67,229	Morgan Stanley (Financials)	0.5%	2,365,116
18,371	Norfolk Southern Corp. (Industrials)	0.4%	2,050,938
14,612	Northrop Grumman Corp. (Industrials)	0.4%	2,059,269
43,816	PepsiCo, Inc. (Consumer Staples)	0.9%	4,385,982
101,413	Pfizer, Inc. (Health Care)	0.7%	3,159,015
47,308	Philip Morris International, Inc. (Consumer Staples)	0.8%	4,112,484
16,727	Praxair, Inc. (Materials)	0.4%	2,147,412
1,781	Priceline Group, Inc. (The)* (Consumer Discretionary)	0.4%	2,066,298
37,473	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	3,388,683
25,999	Prudential Financial, Inc. (Financials)	0.5%	2,209,395
40,758	QUALCOMM, Inc. (Information Technology)	0.6%	2,971,258
19,977	Raytheon Co. (Industrials)	0.4%	2,131,546
49,778	Southwest Airlines Co. (Industrials)	0.4%	2,081,716
20,571	Travelers Cos., Inc. (The) (Financials)	0.5%	2,148,641
57,754	Twenty-First Century Fox, Inc., Class A (Consumer Discretionary)	0.4%	2,125,347
54,409	Verizon Communications, Inc. (Telecommunication Services)	0.6%	2,752,551
67,617	Wells Fargo & Co. (Financials)	0.8%	3,683,774
7,049,572	Other Common Stocks	65.3%	320,628,942
	Total Common Stocks (Cost $451,742,892)		470,529,404
Principal Amount
	Repurchase Agreements (a)(b) — 0.8%
$3,820,936	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,820,957		3,820,936
	Total Repurchase Agreements (Cost $3,820,936)		3,820,936
	Total Investment Securities (Cost $455,563,828) — 96.6%		474,350,340
	Other assets less liabilities — 3.4%		16,799,586
	Net Assets — 100.0%		$491,149,926

See accompanying notes to the financial statements.

8 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $54,084,350.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,391,912
Aggregate gross unrealized depreciation	(9,975,206)
Net unrealized appreciation	$18,416,706
Federal income tax cost of investments	$455,933,634

Swap Agreements1

Large Cap Core Plus had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,631,626)	11/06/15	Deutsche Bank AG	0.28%	Credit Suisse 130/30 Large Cap Index (short portion)	$3,576,498
134,103,113	11/06/15	Deutsche Bank AG	0.22%	Credit Suisse 130/30 Large Cap Index (long portion)	7,232,333
132,471,487					10,808,831	$—	$(10,808,831)	$—
(6,928,557)	01/06/16	Societe Generale	0.04%	Credit Suisse 130/30 Large Cap Index (short portion)	1,353,200
24,770,908	01/06/16	Societe Generale	0.36%	Credit Suisse 130/30 Large Cap Index (long portion)	595,478
17,842,351					1,948,678	—	(1,948,678)	—
(138,459,109)	01/06/16	UBS AG	(0.16)%	Credit Suisse 130/30 Large Cap Index (short portion)	(6,564,148)
8,760,321	01/06/16	UBS AG	0.51%	Credit Suisse 130/30 Large Cap Index (long portion)	8,253,207
(129,698,788)					1,689,059	(1,689,059)	—	—
$20,615,050					$14,446,568

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 9

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	12.8%
Consumer Staples	7.6%
Energy	7.3%
Financials	19.1%
Health Care	10.2%
Industrials	11.2%
Information Technology	17.2%
Materials	3.4%
Telecommunication Services	1.6%
Utilities	5.4%
Other[1]	4.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

10 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 98.7%
	Consumer Discretionary — 13.5%
95,233	Family Dollar Stores, Inc.	$7,528,169
84,736	Genuine Parts Co.	8,709,166
218,232	Leggett & Platt, Inc.	9,185,385
137,425	Lowe's Cos., Inc.	8,771,838
79,971	McDonald's Corp.	7,741,992
121,801	Target Corp.	9,013,274
114,345	VF Corp.	8,595,314
		59,545,138
	Consumer Staples — 23.6%
159,200	Archer-Daniels-Midland Co.	8,386,656
85,093	Brown-Forman Corp., Class B	8,258,276
76,018	Clorox Co. (The)	7,724,949
165,976	Coca-Cola Co. (The)	7,440,704
113,044	Colgate-Palmolive Co.	7,866,732
142,565	Hormel Foods Corp.	7,567,350
70,762	Kimberly-Clark Corp.	8,250,142
109,165	McCormick & Co., Inc. (Non-Voting)	8,114,234
77,965	PepsiCo, Inc.	7,804,296
87,164	Procter & Gamble Co. (The)	7,882,241
199,246	Sysco Corp.	8,021,644
117,157	Walgreen Co.	8,038,142
94,259	Wal-Mart Stores, Inc.	8,251,433
		103,606,799
	Energy — 3.2%
64,816	Chevron Corp.	7,056,518
80,569	Exxon Mobil Corp.	7,294,717
		14,351,235
	Financials — 13.0%
130,573	Aflac, Inc.	7,799,125
79,004	Chubb Corp. (The)	8,141,362
157,858	Cincinnati Financial Corp.	8,042,865
145,419	Franklin Resources, Inc.	8,268,524
176,117	HCP, Inc. (REIT)	7,890,042
93,186	McGraw Hill Financial, Inc.	8,709,164
97,940	T. Rowe Price Group, Inc.	8,175,052
		57,026,134
	Health Care — 13.2%
177,687	Abbott Laboratories	7,908,849
134,250	AbbVie, Inc.	9,290,100
57,706	Becton, Dickinson and Co.	8,097,883
49,245	C.R. Bard, Inc.	8,241,151
97,712	Cardinal Health, Inc.	8,030,949
72,897	Johnson & Johnson	7,891,100
115,130	Medtronic, Inc.	8,504,653
		57,964,685
Shares		Value
	Common Stocks (continued)
	Industrials — 13.8%
55,164	3M Co.	$8,831,205
107,645	Cintas Corp.	7,874,232
97,406	Dover Corp.	7,499,288
124,202	Emerson Electric Co.	7,917,878
91,367	Illinois Tool Works, Inc.	8,673,469
63,116	Pentair PLC	4,084,236
88,285	Stanley Black & Decker, Inc.	8,337,635
30,650	W.W. Grainger, Inc.	7,530,092
		60,748,035
	Information Technology — 2.0%
101,557	Automatic Data Processing, Inc.	8,697,341
	Materials — 12.9%
60,009	Air Products & Chemicals, Inc.	8,631,095
193,645	Bemis Co., Inc.	7,734,181
67,521	Ecolab, Inc.	7,356,413
151,518	Nucor Corp.	8,125,910
40,211	PPG Industries, Inc.	8,798,971
34,626	Sherwin-Williams Co. (The)	8,478,522
54,480	Sigma-Aldrich Corp.	7,441,968
		56,567,060
	Telecommunication Services — 1.7%
215,481	AT&T, Inc.	7,623,718
	Utilities — 1.8%
124,809	Consolidated Edison, Inc.	7,881,688
	Total Common Stocks (Cost $396,161,398)	434,011,833
Principal Amount
	Repurchase Agreements (a) — 1.0%
$4,267,719	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $4,267,743	4,267,719
	Total Repurchase Agreements (Cost $4,267,719)	4,267,719
	Total Investment Securities (Cost $400,429,117) — 99.7%	438,279,552
	Other assets less liabilities — 0.3%	1,207,015
	Net Assets — 100.0%	$439,486,567

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: 11

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,016,775
Aggregate gross unrealized depreciation	(2,330,370)
Net unrealized appreciation	$37,686,405
Federal income tax cost of investments	$400,593,147

See accompanying notes to the financial statements.

12 :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 98.2%
	Aerospace & Defense — 3.8%
9,680	BAE Systems PLC	$72,932
15,223	Cobham PLC	71,901
		144,833
	Beverages — 1.9%
2,361	Diageo PLC	73,246
	Capital Markets — 1.9%
10,305	Aberdeen Asset Management PLC	72,606
	Chemicals — 5.6%
1,821	Croda International PLC	69,983
1,776	Fuchs Petrolub SE (Preference)	73,661
1,518	Novozymes A/S, Class B	66,862
		210,506
	Commercial Services & Supplies — 3.8%
2,889	Aggreko PLC	69,358
4,061	Babcock International Group PLC	72,310
		141,668
	Diversified Financial Services — 3.7%
802	Groupe Bruxelles Lambert S.A.	72,736
13,926	Mitsubishi UFJ Lease & Finance Co. Ltd.	65,708
		138,444
	Electric Utilities — 5.7%
9,356	Cheung Kong Infrastructure Holdings Ltd.	69,250
821	Red Electrica Corp. S.A.	75,401
2,858	SSE PLC	73,403
		218,054
	Energy Equipment & Services — 1.7%
4,211	Amec Foster Wheeler PLC	61,627
	Food & Staples Retailing — 3.4%
1,786	FamilyMart Co. Ltd.	65,911
2,360	Woolworths Ltd.	62,684
		128,595
	Food Products — 9.4%
1,463	Associated British Foods PLC	73,385
1	Chocoladefabriken Lindt & Sprungli AG	59,907
14	Chocoladefabriken Lindt & Sprungli AG, Class PC	70,719
Shares		Value
	Common Stocks (continued)
1,045	Kerry Group PLC, Class A	$77,761
945	Nestle S.A.	71,157
		352,929
	Gas Utilities — 1.9%
2,154	Enagas S.A.	72,315
	Health Care Equipment & Supplies — 3.6%
1,107	Cochlear Ltd.	65,713
826	Coloplast A/S, Class B	71,754
		137,467
	Health Care Providers & Services — 7.4%
959	Fresenius Medical Care AG & Co. KGaA	71,003
1,720	Miraca Holdings, Inc.	65,287
1,519	Ramsay Health Care Ltd.	70,204
11,517	Ryman Healthcare Ltd.	72,417
		278,911
	Hotels, Restaurants & Leisure — 3.9%
4,279	Compass Group PLC	73,042
10,802	TUI Travel PLC	75,228
		148,270
	Machinery — 1.6%
2,067	Weir Group PLC (The)	60,726
	Media — 7.9%
3,709	Pearson PLC	71,502
2,038	SES S.A.(FDR)	76,017
5,198	Sky PLC	75,868
3,499	WPP PLC	73,427
		296,814
	Metals & Mining — 1.7%
2,679	BHP Billiton PLC	63,645
	Multiline Retail — 2.0%
690	Next PLC	73,209
	Multi-Utilities — 1.8%
14,820	Centrica PLC	66,052
	Oil, Gas & Consumable Fuels — 3.2%
4,331	BG Group PLC	61,057
3,209	Statoil ASA	60,691
		121,748

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 13

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals — 9.5%
741	Novartis AG	$71,908
1,590	Novo Nordisk A/S, Class B	72,698
238	Roche Holding AG	71,486
1,038	Shire PLC	74,077
1,195	Teva Pharmaceutical Industries Ltd.	67,942
		358,111
	Professional Services — 3.5%
4,223	Capita PLC	70,764
1,616	Intertek Group PLC	59,093
		129,857
	Semiconductors & Semiconductor Equipment — 1.9%
5,103	ARM Holdings PLC	73,083
	Specialty Retail — 1.6%
735	Shimamura Co. Ltd.	61,495
	Tobacco — 1.9%
1,213	British American Tobacco PLC	72,081
	Trading Companies & Distributors — 1.9%
2,577	Bunzl PLC	72,078
	Transportation Infrastructure — 2.0%
3,507	Abertis Infraestructuras S.A.	75,242
	Total Common Stocks (Cost $3,924,991)	3,703,612
Principal Amount		Value
	Repurchase Agreements (a) — 1.3%
$49,613	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $49,613	$49,613
	Total Repurchase Agreements (Cost $49,613)	49,613
	Total Investment Securities (Cost $3,974,604) — 99.5%	3,753,225
	Other assets less liabilities — 0.5%	17,297
	Net Assets — 100.0%	$3,770,522

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Finnish Depositary Receipt

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,192
Aggregate gross unrealized depreciation	(287,408)
Net unrealized depreciation	$(223,216)
Federal income tax cost of investments	$3,976,441

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2014:

United Kingdom	42.8%
Switzerland	9.2%
Australia	9.0%
Japan	6.8%
Spain	5.9%
Denmark	5.6%
Ireland	4.1%
Germany	3.8%
Luxembourg	2.0%
Belgium	1.9%
New Zealand	1.9%
Hong Kong	1.8%
Israel	1.8%
Norway	1.6%
Other[1]	1.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 96.5%
	Aerospace & Defense — 3.5%
	B/E Aerospace, Inc.
$1,861,000	5.25%, due 04/01/22	$2,065,710
	Bombardier, Inc.
471,000	6.00%, due 10/15/22 (a)	478,748
1,202,000	6.13%, due 01/15/23 (a)	1,235,055
	TransDigm, Inc.
888,000	6.00%, due 07/15/22	896,880
803,000	6.50%, due 07/15/24	819,060
		5,495,453
	Auto Components — 0.4%
	Goodyear Tire & Rubber Co. (The)
515,000	8.25%, due 08/15/20	552,338
	Automobiles — 1.9%
	Chrysler Group LLC/CG Co.-Issuer, Inc.
2,192,000	8.00%, due 06/15/19	2,323,520
547,000	8.25%, due 06/15/21	609,905
		2,933,425
	Banks — 1.8%
	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,086,917
1,720,000	5.50%, due 02/15/19 (a)	1,823,200
		2,910,117
	Beverages — 0.6%
	Constellation Brands, Inc.
997,000	4.25%, due 05/01/23	993,311
	Building Products — 0.6%
	Building Materials Corp. of America
832,000	6.75%, due 05/01/21 (a)	895,440
	Chemicals — 2.4%
	Ashland, Inc.
1,182,000	4.75%, due 08/15/22	1,187,910
	Gates Global LLC/Gates Global Co.
822,000	6.00%, due 07/15/22 (a)	799,395
	Hexion US Finance Corp.
1,240,000	6.63%, due 04/15/20	1,199,700
	Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC
624,000	8.88%, due 02/01/18	589,680
		3,776,685
Principal Amount		Value
	Corporate Bonds (continued)
	Commercial Services & Supplies — 2.1%
	ADT Corp. (The)
$861,000	3.50%, due 07/15/22	$753,375
	Aramark Services, Inc.
570,000	5.75%, due 03/15/20	588,525
	Laureate Education, Inc.
1,053,000	9.50%, due 09/01/19 (a)	1,092,487
	West Corp.
900,000	5.38%, due 07/15/22 (a)	859,500
		3,293,887
	Communications Equipment — 1.7%
	Alcatel-Lucent USA, Inc.
677,000	6.75%, due 11/15/20 (a)	702,387
	Avaya, Inc.
436,000	7.00%, due 04/01/19 (a)	426,190
1,870,000	10.50%, due 03/01/21 (a)	1,631,575
		2,760,152
	Consumer Finance — 3.1%
	Ally Financial, Inc.
1,100,000	8.00%, due 03/15/20	1,303,500
762,000	8.00%, due 11/01/31	958,215
	Navient Corp.
1,700,000	6.25%, due 01/25/16	1,776,500
800,000	8.00%, due 03/25/20	903,000
		4,941,215
	Containers & Packaging — 2.8%
	Ball Corp.
823,000	4.00%, due 11/15/23	790,080
	Crown Americas LLC/Crown Americas Capital Corp. IV
541,000	4.50%, due 01/15/23	519,360
	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
1,219,000	9.88%, due 08/15/19	1,313,473
1,759,000	5.75%, due 10/15/20	1,809,571
		4,432,484
	Distributors — 0.5%
	AmeriGas Finance LLC/ AmeriGas Finance Corp.
708,000	7.00%, due 05/20/22	746,940
	Diversified Financial Services — 0.7%
	Denali Borrower LLC/Denali Finance Corp.
997,000	5.63%, due 10/15/20 (a)	1,045,354

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 15

Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Telecommunication Services — 4.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$1,456,000	7.00%, due 01/15/19	$1,516,060
550,000	6.50%, due 04/30/21	578,875
	CenturyLink, Inc.
1,617,000	6.45%, due 06/15/21	1,762,530
300,000	5.80%, due 03/15/22	315,000
	Frontier Communications Corp.
1,133,000	8.50%, due 04/15/20	1,297,285
	Level 3 Financing, Inc.
1,210,000	8.13%, due 07/01/19	1,288,650
	UPCB Finance III Ltd.
325,000	6.63%, due 07/01/20 (a)	340,437
	Virgin Media Secured Finance PLC
400,000	5.38%, due 04/15/21 (a)	412,500
		7,511,337
	Electronic Equipment, Instruments & Components — 0.3%
	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22 (a)	421,088
	Food & Staples Retailing — 0.8%
	US Foods, Inc.
1,130,000	8.50%, due 06/30/19	1,197,800
	Food Products — 2.3%
	HJ Heinz Co.
1,655,000	4.25%, due 10/15/20	1,675,853
	Post Holdings, Inc.
1,278,000	7.38%, due 02/15/22	1,290,780
	Smithfield Foods, Inc.
622,000	6.63%, due 08/15/22	673,315
		3,639,948
	Gas Utilities — 2.2%
	Sabine Pass Liquefaction LLC
1,499,000	5.63%, due 02/01/21	1,532,727
1,838,000	5.75%, due 05/15/24	1,858,678
		3,391,405
	Health Care Equipment & Supplies — 1.9%
	Biomet, Inc.
1,633,000	6.50%, due 08/01/20	1,748,322
	Hologic, Inc.
1,187,000	6.25%, due 08/01/20	1,229,287
		2,977,609
Principal Amount		Value
	Corporate Bonds (continued)
	Health Care Providers & Services — 8.9%
	CHS/Community Health Systems, Inc.
$1,887,000	8.00%, due 11/15/19	$2,019,090
836,000	6.88%, due 02/01/22	885,115
	Crimson Merger Sub, Inc.
977,000	6.63%, due 05/15/22 (a)	911,052
	DaVita HealthCare Partners, Inc.
1,267,000	5.75%, due 08/15/22	1,338,269
1,456,000	5.13%, due 07/15/24	1,493,310
	HCA, Inc.
945,000	6.50%, due 02/15/20	1,045,406
	Kinetic Concepts, Inc./KCI USA Inc.
1,091,000	10.50%, due 11/01/18	1,208,282
	LifePoint Hospitals, Inc.
778,000	5.50%, due 12/01/21	807,175
	MPH Acquisition Holdings LLC
1,200,000	6.63%, due 04/01/22 (a)	1,251,000
	Tenet Healthcare Corp.
1,208,000	6.00%, due 10/01/20	1,285,010
1,599,000	8.13%, due 04/01/22	1,786,883
		14,030,592
	Hotels, Restaurants & Leisure — 3.4%
	Caesars Entertainment Operating Co., Inc.
2,080,000	11.25%, due 06/01/17	1,664,000
1,895,000	10.00%, due 12/15/18	235,928
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
1,221,000	5.63%, due 10/15/21 (a)	1,282,050
	MGM Resorts International
746,000	6.63%, due 12/15/21	796,355
586,000	7.75%, due 03/15/22	659,250
	Pinnacle Entertainment, Inc.
713,000	7.50%, due 04/15/21	753,997
		5,391,580
	Independent Power and Renewable Electricity Producers — 2.7%
	Calpine Corp.
570,000	5.38%, due 01/15/23	577,837
1,715,000	5.75%, due 01/15/25	1,745,013
	NRG Energy, Inc.
1,280,000	7.63%, due 01/15/18	1,417,600
488,000	7.88%, due 05/15/21	528,260
		4,268,710
	Internet Software & Services — 0.5%
	Equinix, Inc.
780,000	5.38%, due 04/01/23	782,925

See accompanying notes to the financial statements.

16 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	IT Services — 2.2%
	First Data Corp.
$1,715,000	12.63%, due 01/15/21	$2,040,850
620,000	11.75%, due 08/15/21	717,650
	SunGard Data Systems, Inc.
628,000	6.63%, due 11/01/19	640,560
		3,399,060
	Media — 7.0%
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,174,000	6.38%, due 09/15/20 (a)	1,218,025
	Clear Channel Worldwide Holdings, Inc.
976,000	7.63%, due 03/15/20	1,016,016
1,432,000	6.50%, due 11/15/22	1,492,860
	CSC Holdings LLC
740,000	6.75%, due 11/15/21	820,475
	DISH DBS Corp.
1,380,000	6.75%, due 06/01/21	1,499,025
1,505,000	5.88%, due 07/15/22	1,555,982
	Hughes Satellite Systems Corp.
470,000	6.50%, due 06/15/19	508,775
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24 (a)	1,040,760
	Univision Communications, Inc.
948,000	6.88%, due 05/15/19 (a)	995,400
878,000	6.75%, due 09/15/22 (a)	965,800
		11,113,118
	Metals & Mining — 2.4%
	First Quantum Minerals Ltd.
724,000	6.75%, due 02/15/20 (a)	695,040
705,000	7.00%, due 02/15/21 (a)	683,850
	FQM Akubra, Inc.
655,000	8.75%, due 06/01/20 (a)	728,687
	Novelis, Inc.
989,000	8.38%, due 12/15/17	1,031,033
634,000	8.75%, due 12/15/20	687,890
		3,826,500
	Multi-Utilities & Unregulated Power — 1.4%
	Dynegy Finance I, Inc./ Dynegy Finance II, Inc.
640,000	6.75%, due 11/01/19 (a)	665,600
1,400,000	7.38%, due 11/01/22 (a)	1,473,500
		2,139,100
Principal Amount		Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels — 18.4%
	Access Midstream Partners LP/ ACMP Finance Corp.
$1,005,000	4.88%, due 05/15/23	$1,025,100
	Antero Resources Corp.
300,000	5.13%, due 12/01/22 (a)	291,000
	Antero Resources Finance Corp.
1,241,000	5.38%, due 11/01/21	1,225,487
	Arch Coal, Inc.
1,092,000	7.00%, due 06/15/19	439,530
670,000	7.25%, due 06/15/21	244,550
	California Resources Corp.
1,068,000	5.50%, due 09/15/21 (a)	958,530
1,400,000	6.00%, due 11/15/24 (a)	1,248,625
	Chesapeake Energy Corp.
927,000	6.63%, due 08/15/20	1,022,017
1,022,000	4.88%, due 04/15/22	1,011,780
	Concho Resources, Inc.
1,243,000	5.50%, due 04/01/23	1,224,355
	CONSOL Energy, Inc.
473,000	8.25%, due 04/01/20	497,832
1,011,000	5.88%, due 04/15/22 (a)	1,008,473
	Denbury Resources, Inc.
440,000	5.50%, due 05/01/22	412,500
1,794,000	4.63%, due 07/15/23	1,506,960
	Energy Transfer Equity LP
780,000	7.50%, due 10/15/20	895,050
337,000	5.88%, due 01/15/24	357,220
	EP Energy LLC/Everest Acquisition Finance, Inc.
1,340,000	9.38%, due 05/01/20	1,463,950
	Halcon Resources Corp.
1,869,000	8.88%, due 05/15/21	1,439,130
	Linn Energy LLC/Linn Energy Finance Corp.
290,000	6.25%, due 11/01/19	259,369
1,927,000	8.63%, due 04/15/20	1,743,935
	MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
911,000	4.50%, due 07/15/23	888,225
	MEG Energy Corp.
809,000	7.00%, due 03/31/24 (a)	734,167
	Oasis Petroleum, Inc.
631,000	6.88%, due 03/15/22	593,140
	Offshore Group Investment Ltd.
1,027,000	7.50%, due 11/01/19	770,250
	Pacific Rubiales Energy Corp.
1,407,000	5.38%, due 01/26/19 (a)	1,396,448
	Peabody Energy Corp.
1,095,000	6.00%, due 11/15/18	1,042,988
902,000	6.25%, due 11/15/21	845,625

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 17

Principal Amount		Value
	Corporate Bonds (continued)
	SandRidge Energy, Inc.
$1,102,000	7.50%, due 03/15/21	$881,600
	Whiting Petroleum Corp.
1,347,000	5.00%, due 03/15/19	1,309,958
1,100,000	5.75%, due 03/15/21	1,111,000
	WPX Energy, Inc.
1,160,000	6.00%, due 01/15/22	1,181,750
		29,030,544
	Pharmaceuticals — 1.6%
	Valeant Pharmaceuticals International, Inc.
608,000	6.38%, due 10/15/20 (a)	630,806
1,743,000	7.50%, due 07/15/21 (a)	1,882,440
		2,513,246
	Real Estate Investment Trusts (REITs) — 1.2%
	Crown Castle International Corp.
769,000	5.25%, due 01/15/23	782,457
	Iron Mountain, Inc.
1,154,000	5.75%, due 08/15/24	1,169,868
		1,952,325
	Road & Rail — 0.7%
	Hertz Corp. (The)
1,131,000	6.75%, due 04/15/19	1,167,758
	Semiconductors & Semiconductor Equipment — 0.7%
	Micron Technology, Inc.
1,150,000	5.50%, due 02/01/25 (a)	1,155,750
	Software — 2.9%
	Activision Blizzard, Inc.
1,402,000	5.63%, due 09/15/21 (a)	1,496,635
	Audatex North America, Inc.
880,000	6.00%, due 06/15/21 (a)	913,000
	BMC Software Finance, Inc.
1,550,000	8.13%, due 07/15/21 (a)	1,453,125
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20 (a)	705,250
		4,568,010
	Specialty Retail — 1.1%
	L Brands, Inc.
710,000	6.63%, due 04/01/21	800,525
915,000	5.63%, due 02/15/22	985,913
		1,786,438
Principal Amount		Value
	Corporate Bonds (continued)
	Textiles, Apparel & Luxury Goods — 0.6%
	Hanesbrands, Inc.
$955,000	6.38%, due 12/15/20	$1,016,598
	Trading Companies & Distributors — 3.0%
	HD Supply, Inc.
98,000	8.13%, due 04/15/19	106,477
1,151,000	7.50%, due 07/15/20	1,214,305
	International Lease Finance Corp.
1,563,000	8.75%, due 03/15/17	1,761,501
670,000	6.25%, due 05/15/19	731,975
	United Rentals North America, Inc.
861,000	7.63%, due 04/15/22	951,405
		4,765,663
	Wireless Telecommunication Services — 3.4%
	Sprint Communications, Inc.
814,000	9.00%, due 11/15/18 (a)	942,205
	Sprint Corp.
1,671,000	7.88%, due 09/15/23	1,750,373
	T-Mobile USA, Inc.
1,582,000	6.25%, due 04/01/21	1,621,550
1,042,000	6.63%, due 04/01/23	1,081,075
		5,395,203
	Total Corporate Bonds (Cost $157,128,632)	152,219,108
	Repurchase Agreements (b) — 1.3%
2,096,476	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,096,487	2,096,476
	Total Repurchase Agreements (Cost $2,096,476)	2,096,476
	Total Investment Securities (Cost $159,225,108) — 97.8%	154,315,584
	Other assets less liabilities — 2.2%	3,464,647
	Net Assets — 100.0%	$157,780,231

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

18 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$940,794
Aggregate gross unrealized depreciation	(5,954,513)
Net unrealized depreciation	$(5,013,719)
Federal income tax cost of investments	$159,329,303

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	400	03/20/15	$50,818,750	$(128,729)
U.S. 2 Year Treasury Note Futures Contracts	145	03/31/15	31,775,391	(16,079)
U.S. 5 Year Treasury Note Futures Contracts	630	03/31/15	75,280,078	(130,795)
				$(275,603)

Cash collateral in the amount of $1,204,335 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Principal Amount		Value
	Corporate Bonds — 96.6%
	Aerospace & Defense — 1.9%
	Lockheed Martin Corp.
$663,000	4.07%, due 12/15/42	$658,751
	United Technologies Corp.
851,000	6.13%, due 07/15/38	1,111,590
240,000	5.70%, due 04/15/40	299,812
		2,070,153
	Air Freight & Logistics — 0.6%
	United Parcel Service, Inc.
480,000	3.13%, due 01/15/21	501,524
150,000	6.20%, due 01/15/38	199,231
		700,755
	Automobiles — 1.3%
	Daimler Finance North America LLC
154,000	8.50%, due 01/18/31	233,393
	Ford Motor Co.
470,000	7.45%, due 07/16/31	634,438
	General Motors Co.
474,000	4.88%, due 10/02/23	502,440
		1,370,271
	Banks — 18.4%
	Banco do Brasil S.A.
200,000	3.88%, due 10/10/22	187,000
	Bank of America Corp.
35,000	5.88%, due 01/05/21	40,669
800,000	5.00%, due 05/13/21	891,930
276,000	5.70%, due 01/24/22	321,092
1,015,000	3.30%, due 01/11/23	1,015,783
341,000	4.20%, due 08/26/24	347,987
340,000	7.75%, due 05/14/38	475,464
357,000	4.88%, due 04/01/44	387,642
	Barclays Bank PLC
661,000	5.14%, due 10/14/20	725,278
	BNP Paribas S.A.
479,000	5.00%, due 01/15/21	541,188
	Citigroup, Inc.
171,000	5.38%, due 08/09/20	195,559
291,000	4.50%, due 01/14/22	318,109
1,833,000	3.88%, due 10/25/23	1,906,620
284,000	6.13%, due 08/25/36	336,170
134,000	8.13%, due 07/15/39	203,739
287,000	5.88%, due 01/30/42	356,400
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1,600,000	3.88%, due 02/08/22	1,706,432
425,000	4.63%, due 12/01/23	450,404
Principal Amount		Value
	Corporate Bonds (continued)
	Fifth Third Bancorp
$100,000	8.25%, due 03/01/38	$151,832
	HSBC Holdings PLC
186,000	5.10%, due 04/05/21	211,102
466,000	4.25%, due 03/14/24	484,247
799,000	6.80%, due 06/01/38	1,043,578
	JPMorgan Chase & Co.
1,035,000	4.50%, due 01/24/22	1,135,932
787,000	3.25%, due 09/23/22	796,537
319,000	3.88%, due 09/10/24	322,300
450,000	6.40%, due 05/15/38	588,029
	KeyCorp
563,000	5.10%, due 03/24/21	633,783
	Lloyds Bank PLC
405,000	6.38%, due 01/21/21	488,498
	Royal Bank of Scotland PLC (The)
640,000	5.63%, due 08/24/20	736,216
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	399,446
240,000	3.50%, due 03/08/22	250,584
76,000	4.13%, due 08/15/23	79,890
482,000	3.30%, due 09/09/24	486,252
	Wells Fargo Bank N.A.
1,468,000	6.60%, due 01/15/38	1,987,543
		20,203,235
	Beverages — 2.2%
	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	388,761
640,000	3.75%, due 07/15/42	591,327
	Coca-Cola Co. (The)
600,000	2.45%, due 11/01/20	610,051
	PepsiCo, Inc.
845,000	2.75%, due 03/05/22	843,668
		2,433,807
	Capital Markets — 6.1%
	BlackRock, Inc.
190,000	3.50%, due 03/18/24	194,948
	Goldman Sachs Group, Inc. (The)
866,000	3.63%, due 01/22/23	878,970
336,000	5.95%, due 01/15/27	387,784
1,393,000	6.13%, due 02/15/33	1,708,815
100,000	6.45%, due 05/01/36	119,979
	Morgan Stanley
1,248,000	5.50%, due 07/24/20	1,418,377
285,000	3.88%, due 04/29/24	293,639
211,000	3.70%, due 10/23/24	214,253
1,377,000	5.00%, due 11/24/25	1,478,856
		6,695,621

See accompanying notes to the financial statements.

20 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Chemicals — 0.5%
	Dow Chemical Co. (The)
$292,000	7.38%, due 11/01/29	$394,195
	EI du Pont de Nemours & Co.
180,000	2.80%, due 02/15/23	176,961
		571,156
	Communications Equipment — 0.8%
	Cisco Systems, Inc.
420,000	3.63%, due 03/04/24	438,163
29,000	5.90%, due 02/15/39	35,841
	Telefonaktiebolaget LM Ericsson
400,000	4.13%, due 05/15/22	419,625
		893,629
	Consumer Finance — 3.3%
	American Express Co.
754,000	4.05%, due 12/03/42	737,471
	Capital One Financial Corp.
551,000	4.75%, due 07/15/21	610,073
	Ford Motor Credit Co. LLC
635,000	5.75%, due 02/01/21	729,696
	HSBC Finance Corp.
990,000	6.68%, due 01/15/21	1,174,687
	Toyota Motor Credit Corp.
320,000	3.40%, due 09/15/21	336,769
		3,588,696
	Diversified Financial Services — 3.5%
	General Electric Capital Corp.
821,000	5.30%, due 02/11/21	937,918
1,201,000	6.88%, due 01/10/39	1,664,762
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	624,984
31,000	6.38%, due 12/15/38	41,752
298,000	5.50%, due 03/25/40	362,580
180,000	4.55%, due 08/12/43	196,191
		3,828,187
	Diversified Telecommunication Services — 5.8%
	AT&T, Inc.
465,000	4.45%, due 05/15/21	506,580
401,000	6.50%, due 09/01/37	499,614
180,000	5.35%, due 09/01/40	194,846
355,000	5.55%, due 08/15/41	396,613
	Embarq Corp.
570,000	8.00%, due 06/01/36	634,125
	Orange S.A.
100,000	4.13%, due 09/14/21	107,728
Principal Amount		Value
	Corporate Bonds (continued)
	Telefonica Emisiones SAU
$457,000	5.46%, due 02/16/21	$516,947
250,000	7.05%, due 06/20/36	326,102
	Verizon Communications, Inc.
904,000	4.60%, due 04/01/21	988,195
264,000	3.50%, due 11/01/21	271,867
629,000	5.15%, due 09/15/23	707,132
396,000	5.85%, due 09/15/35	465,956
584,000	6.00%, due 04/01/41	698,579
56,000	6.55%, due 09/15/43	72,332
		6,386,616
	Electric Utilities — 0.5%
	FirstEnergy Corp.
150,000	7.38%, due 11/15/31	181,892
	Pacific Gas & Electric Co.
330,000	6.05%, due 03/01/34	414,615
		596,507
	Energy Equipment & Services — 1.6%
	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	616,428
	Halliburton Co.
234,000	7.45%, due 09/15/39	322,920
	Transocean, Inc.
877,000	6.80%, due 03/15/38	765,565
		1,704,913
	Food & Staples Retailing — 2.4%
	Wal-Mart Stores, Inc.
463,000	3.25%, due 10/25/20	488,115
232,000	5.25%, due 09/01/35	275,936
409,000	6.50%, due 08/15/37	555,795
37,000	5.63%, due 04/01/40	46,389
1,039,000	5.63%, due 04/15/41	1,314,737
		2,680,972
	Food Products — 2.2%
	Kellogg Co.
429,000	7.45%, due 04/01/31	574,884
	Kraft Foods Group, Inc.
450,000	3.50%, due 06/06/22	464,604
	Mondelez International, Inc.
412,000	6.50%, due 02/09/40	537,714
	Unilever Capital Corp.
606,000	5.90%, due 11/15/32	820,437
		2,397,639
	Health Care Providers & Services — 1.2%
	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	434,195

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 21

Principal Amount		Value
	Corporate Bonds (continued)
	Howard Hughes Medical Institute
$100,000	3.50%, due 09/01/23	$104,180
	UnitedHealth Group, Inc.
221,000	6.88%, due 02/15/38	303,251
	WellPoint, Inc.
467,000	3.30%, due 01/15/23	466,416
		1,308,042
	Household Products — 0.9%
	Procter & Gamble Co. (The)
1,023,000	2.30%, due 02/06/22	1,013,692
	Industrial Conglomerates — 0.8%
	General Electric Co.
500,000	2.70%, due 10/09/22	497,754
314,000	4.13%, due 10/09/42	321,682
		819,436
	Insurance — 2.1%
	American International Group, Inc.
805,000	4.88%, due 06/01/22	901,974
123,000	4.13%, due 02/15/24	130,752
	AXA S.A.
209,000	8.60%, due 12/15/30	282,656
	MetLife, Inc.
756,000	5.70%, due 06/15/35	928,943
		2,244,325
	Internet Software & Services — 0.3%
	Google, Inc.
286,000	3.38%, due 02/25/24	298,011
	IT Services — 1.2%
	International Business Machines Corp.
150,000	1.63%, due 05/15/20	144,941
487,000	3.63%, due 02/12/24	506,752
316,000	4.00%, due 06/20/42	305,303
	Xerox Corp.
372,000	4.50%, due 05/15/21	398,660
		1,355,656
	Life Sciences Tools & Services — 0.2%
	Thermo Fisher Scientific, Inc.
211,000	4.50%, due 03/01/21	228,783
	Machinery — 0.6%
	Caterpillar, Inc.
638,000	3.80%, due 08/15/42	619,264
Principal Amount		Value
	Corporate Bonds (continued)
	Media — 8.6%
	21st Century Fox America, Inc.
$828,000	4.50%, due 02/15/21	$907,884
30,000	6.65%, due 11/15/37	39,332
	Comcast Cable Communications Holdings, Inc.
179,000	9.46%, due 11/15/22	257,918
	Comcast Corp.
570,000	3.13%, due 07/15/22	582,862
492,000	3.60%, due 03/01/24	513,487
701,000	4.25%, due 01/15/33	727,295
620,000	6.50%, due 11/15/35	819,072
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
300,000	3.80%, due 03/15/22	307,599
540,000	6.38%, due 03/01/41	636,435
	Discovery Communications LLC
123,000	5.05%, due 06/01/20	136,003
	Historic TW, Inc.
200,000	6.63%, due 05/15/29	252,040
	NBCUniversal Media LLC
450,000	2.88%, due 01/15/23	448,662
	Omnicom Group, Inc.
460,000	3.63%, due 05/01/22	473,069
	Time Warner Cable, Inc.
100,000	6.55%, due 05/01/37	127,110
111,000	7.30%, due 07/01/38	150,132
150,000	6.75%, due 06/15/39	192,967
	Time Warner Entertainment Co. LP
600,000	8.38%, due 03/15/23	812,638
	Time Warner, Inc.
100,000	4.70%, due 01/15/21	109,879
198,000	7.70%, due 05/01/32	276,178
780,000	6.10%, due 07/15/40	935,214
	Viacom, Inc.
430,000	4.38%, due 03/15/43	399,741
	Walt Disney Co. (The)
301,000	2.35%, due 12/01/22	294,027
		9,399,544
	Metals & Mining — 4.0%
	Barrick Gold Corp.
150,000	3.85%, due 04/01/22	146,584
	Barrick North America Finance LLC
397,000	4.40%, due 05/30/21	409,004
	BHP Billiton Finance USA Ltd.
578,000	3.85%, due 09/30/23	606,723
240,000	4.13%, due 02/24/42	238,679
452,000	5.00%, due 09/30/43	512,612
	Newmont Mining Corp.
100,000	6.25%, due 10/01/39	98,396

See accompanying notes to the financial statements.

22 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Rio Tinto Finance USA Ltd.
$686,000	4.13%, due 05/20/21	$727,218
	Southern Copper Corp.
708,000	5.25%, due 11/08/42	653,307
	Vale Overseas Ltd.
273,000	6.88%, due 11/21/36	297,960
258,000	6.88%, due 11/10/39	282,985
	Vale S.A.
443,000	5.63%, due 09/11/42	426,853
		4,400,321
	Multiline Retail — 0.9%
	Target Corp.
540,000	3.88%, due 07/15/20	583,628
438,000	4.00%, due 07/01/42	433,750
		1,017,378
	Multi-Utilities — 0.8%
	Berkshire Hathaway Energy Co.
627,000	6.50%, due 09/15/37	821,824
	Oil, Gas & Consumable Fuels — 9.6%
	Anadarko Petroleum Corp.
122,000	6.45%, due 09/15/36	148,652
	BP Capital Markets PLC
540,000	4.74%, due 03/11/21	600,780
339,000	3.25%, due 05/06/22	337,913
360,000	3.81%, due 02/10/24	369,835
	ConocoPhillips
862,000	6.50%, due 02/01/39	1,146,560
	Devon Energy Corp.
130,000	7.95%, due 04/15/32	179,599
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	137,793
	Ecopetrol S.A.
182,000	5.88%, due 09/18/23	198,380
	Hess Corp.
100,000	5.60%, due 02/15/41	110,123
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	432,518
	Nexen Energy ULC
433,000	6.40%, due 05/15/37	541,481
	Petrobras Global Finance B.V.
1,600,000	4.38%, due 05/20/23	1,477,696
631,000	5.63%, due 05/20/43	546,503
	Petrobras International Finance Co. S.A.
752,000	6.75%, due 01/27/41	736,504
	Phillips 66
718,000	4.30%, due 04/01/22	767,081
	Statoil ASA
356,000	3.70%, due 03/01/24	365,502
Principal Amount		Value
	Corporate Bonds (continued)
	Suncor Energy, Inc.
$100,000	6.50%, due 06/15/38	$128,526
	Total Capital International S.A.
427,000	2.88%, due 02/17/22	427,576
300,000	2.70%, due 01/25/23	294,199
103,000	3.70%, due 01/15/24	106,845
	TransCanada PipeLines Ltd.
473,000	2.50%, due 08/01/22	455,375
482,000	6.20%, due 10/15/37	577,396
	Valero Energy Corp.
218,000	6.63%, due 06/15/37	265,270
	Williams Partners LP
102,000	6.30%, due 04/15/40	117,091
		10,469,198
	Pharmaceuticals — 5.3%
	AbbVie, Inc.
880,000	4.40%, due 11/06/42	874,562
	AstraZeneca PLC
964,000	6.45%, due 09/15/37	1,276,841
	GlaxoSmithKline Capital PLC
667,000	2.85%, due 05/08/22	668,825
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	430,886
	Merck & Co., Inc.
416,000	4.15%, due 05/18/43	433,877
	Novartis Capital Corp.
30,000	2.40%, due 09/21/22	29,612
353,000	4.40%, due 05/06/44	383,812
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	491,610
554,000	7.20%, due 03/15/39	800,144
	Sanofi
358,000	4.00%, due 03/29/21	389,131
	Teva Pharmaceutical Finance Co. B.V.
41,000	2.95%, due 12/18/22	40,053
		5,819,353
	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.
25,000	5.00%, due 02/15/24	26,642
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	311,855
		338,497
	Semiconductors & Semiconductor Equipment — 1.0%
	Intel Corp.
647,000	3.30%, due 10/01/21	678,557
346,000	4.80%, due 10/01/41	376,055
		1,054,612

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 23

Principal Amount		Value
	Corporate Bonds (continued)
	Software — 1.7%
	Microsoft Corp.
$434,000	5.30%, due 02/08/41	$522,334
	Oracle Corp.
924,000	6.13%, due 07/08/39	1,175,320
182,000	5.38%, due 07/15/40	213,648
		1,911,302
	Specialty Retail — 0.5%
	Home Depot, Inc. (The)
385,000	5.88%, due 12/16/36	492,937
	Technology Hardware, Storage & Peripherals — 2.8%
	Apple, Inc.
1,006,000	2.40%, due 05/03/23	980,896
126,000	3.45%, due 05/06/24	131,267
633,000	3.85%, due 05/04/43	615,519
	Hewlett-Packard Co.
673,000	4.38%, due 09/15/21	711,012
625,000	4.65%, due 12/09/21	666,216
		3,104,910
	Thrifts & Mortgage Finance — 0.2%
	BPCE S.A.
250,000	4.00%, due 04/15/24	261,042
	Tobacco — 1.3%
	Altria Group, Inc.
683,000	4.75%, due 05/05/21	757,226
168,000	2.85%, due 08/09/22	163,305
	Reynolds American, Inc.
518,000	4.75%, due 11/01/42	501,737
		1,422,268
	Wireless Telecommunication Services — 1.2%
	America Movil SAB de CV
462,000	4.38%, due 07/16/42	448,209
Principal Amount		Value
	Corporate Bonds (continued)
	Vodafone Group PLC
$594,000	2.95%, due 02/19/23	$573,995
250,000	4.38%, due 02/19/43	239,673
		1,261,877
	Total Corporate Bonds (Cost $103,168,297)	105,784,429
	Repurchase Agreements (a) — 1.4%
1,578,080	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,578,088	1,578,080
	Total Repurchase Agreements (Cost $1,578,080)	1,578,080
	Total Investment Securities (Cost $104,746,377) — 98.0%	107,362,509
	Other assets less liabilities — 2.0%	2,162,209
	Net Assets — 100.0%	$109,524,718

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,935,527
Aggregate gross unrealized depreciation	(320,603)
Net unrealized appreciation	$2,614,924
Federal income tax cost of investments	$104,747,585

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	368	03/20/15	$46,753,250	$(118,431)
U.S. Long Bond Futures Contracts	279	03/20/15	39,792,375	(183,515)
Ultra Long Term U.S. Treasury Bond Futures Contracts	120	03/20/15	19,297,500	(116,431)
				$(418,377)

Cash collateral in the amount of $1,440,615 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

24 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 98.5%
	Banks — 85.3%
	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16 (a)	$257,349
	Bank of Montreal
250,000	1.95%, due 01/30/17 (a)	255,195
	Bank of Nova Scotia (The)
250,000	2.15%, due 08/03/16 (a)	255,794
265,000	1.95%, due 01/30/17 (a)	270,530
	Barclays Bank PLC
295,000	2.25%, due 05/10/17 (a)	303,476
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18 (a)	300,851
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17 (a)	201,419
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18 (a)	269,847
	National Australia Bank Ltd.
295,000	2.00%, due 02/22/19 (a)	297,477
	National Bank of Canada
250,000	2.20%, due 10/19/16 (a)	256,600
	Royal Bank of Canada
200,000	1.20%, due 09/19/17	199,605
330,000	2.00%, due 10/01/18	336,082
200,000	2.20%, due 09/23/19	202,266
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18 (a)	199,345
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18 (a)	316,798
	Stadshypotek AB
320,000	1.25%, due 05/23/18 (a)	316,733
	Swedbank Hypotek AB
230,000	2.38%, due 04/05/17 (a)	237,253
	Toronto-Dominion Bank (The)
310,000	1.63%, due 09/14/16 (a)	314,661
200,000	2.25%, due 09/25/19 (a)	203,002
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16 (a)	206,046
200,000	1.38%, due 05/30/18 (a)	199,277
240,000	1.85%, due 11/26/18 (a)	241,240
		5,640,846
	Capital Markets — 7.7%
	ING Bank N.V.
300,000	2.63%, due 12/05/22 (a)	301,469
Principal Amount		Value
	Corporate Bonds (continued)
	UBS AG
$200,000	2.25%, due 03/30/17 (a)	$205,531
		507,000
	Diversified Financial Services — 3.8%
	Caisse Centrale Desjardins
250,000	1.60%, due 03/06/17 (a)	253,271
	Thrifts & Mortgage Finance — 1.7%
	NRAM Covered Bond LLP
100,000	5.63%, due 06/22/17 (a)	110,354
	Total Corporate Bonds (Cost $6,475,993)	6,511,471
	Repurchase Agreements (b) — 1.5%
100,453	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $100,453	100,453
	Total Repurchase Agreements (Cost $100,453)	100,453
	Total Investment Securities (Cost $6,576,446) — 100.0%	6,611,924
	Liabilities in excess of other assets — 0.0%	(1,168)
	Net Assets — 100.0%	$6,610,756

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,559
Aggregate gross unrealized depreciation	(2,081)
Net unrealized appreciation	$35,478
Federal income tax cost of investments	$6,576,446

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: USD COVERED BOND COBO :: 25

USD Covered Bond invested, as a percentage of net assets, in the following countries as of November 30, 2014:

Canada	38.5%
Australia	22.7%
Sweden	11.4%
Norway	8.9%
United Kingdom	6.3%
Netherlands	4.6%
Switzerland	3.1%
France	3.0%
Other[1]	1.5%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

26 :: COBO USD COVERED BOND :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount			Value
		Sovereign Government & Agency Obligations — 87.3%
		Germany — 87.3%
		Bund Laender Anleihe
EUR	194,000	1.50%, due 07/15/20	$257,203
		Bundesrepublik Deutschland
	215,000	4.00%, due 07/04/16	285,123
	189,000	3.75%, due 01/04/19	271,614
	194,000	3.50%, due 07/04/19	280,066
	213,000	1.75%, due 07/04/22	292,804
	161,000	4.00%, due 01/04/37	296,375
		Free State of Bavaria
	74,000	4.13%, due 01/16/17	100,255
		Gemeinsame Deutsche Bundeslaender
	89,000	1.38%, due 10/11/19	116,708
	104,000	1.75%, due 06/13/22	140,388
		KFW
	219,000	1.13%, due 10/16/18	283,856
	190,000	3.88%, due 01/21/19	273,535
	220,000	0.88%, due 03/18/19	282,935
	206,000	1.63%, due 01/15/21	276,944
	195,000	3.38%, due 01/18/21	287,875
		State of Baden-Wurttemberg
	100,000	1.00%, due 07/18/22	128,686
	113,000	2.00%, due 11/13/23	156,080
		State of Berlin
	90,000	1.88%, due 06/12/23	122,521
	97,000	1.63%, due 06/03/24	129,312
		State of Brandenburg
	63,000	1.50%, due 02/12/20	83,154
	60,000	3.50%, due 06/15/21	89,067
		State of Hesse
	93,000	1.75%, due 01/20/23	125,787
	97,000	1.38%, due 06/10/24	126,871
		State of Lower Saxony
	92,000	3.50%, due 02/22/16	119,549
	93,000	2.13%, due 01/16/24	129,229
		State of North Rhine-Westphalia
	98,000	0.88%, due 12/04/17	124,912
	122,000	1.88%, due 09/15/22	165,865
		State of Rhineland-Palatinate
	63,000	2.88%, due 03/03/17	83,460
	69,000	1.25%, due 01/16/20	90,019
		State of Saxony-Anhalt
	63,000	1.63%, due 04/25/23	84,269
	60,000	1.88%, due 04/10/24	81,669
			5,286,131
		Total Sovereign Government & Agency Obligations (Cost $5,459,821)	5,286,131
Principal Amount			Value
		Corporate Bonds — 10.3%
		Banks — 10.3%
		Landeskreditbank Baden- Wuerttemberg Foerderbank
EUR	89,000	3.50%, due 07/04/16	$117,046
	60,000	1.00%, due 11/19/18	77,118
		Landwirtschaftliche Rentenbank
	74,000	2.88%, due 08/30/21	107,175
	78,000	1.25%, due 05/20/22	102,401
		NRW Bank
	81,000	0.63%, due 08/01/16	101,890
	81,000	3.88%, due 01/27/20	118,944
			624,574
		Total Corporate Bonds (Cost $691,979)	624,574
		Repurchase Agreements (a) — 1.0%
	$60,861	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $60,861	60,861
		Total Repurchase Agreements (Cost $60,861)	60,861
		Total Investment Securities (Cost $6,212,661) — 98.6%	5,971,566
		Other assets less liabilities — 1.4%	85,533
		Net Assets — 100.0%	$6,057,099

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,859
Aggregate gross unrealized depreciation	(250,954)
Net unrealized depreciation	$(241,095)
Federal income tax cost of investments	$6,212,661

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: GERMAN SOVEREIGN/SUB-SOVEREIGN ETF GGOV :: 27

Principal Amount		Value
	Sovereign Government & Agency Obligations — 58.7%
	Brazil — 4.2%
	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$108,602
100,000	6.50%, due 06/10/19	109,750
	Brazilian Government International Bond
102,000	6.00%, due 01/17/17	111,333
		329,685
	Colombia — 7.0%
	Colombia Government International Bond
129,000	8.25%, due 12/22/14	129,494
375,000	7.38%, due 01/27/17	421,875
		551,369
	Hungary — 4.3%
	Hungary Government International Bond
100,000	4.75%, due 02/03/15	100,650
230,000	4.13%, due 02/19/18	239,200
		339,850
	Indonesia — 6.6%
	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	183,465
	Perusahaan Penerbit SBSN Indonesia III
300,000	6.13%, due 03/15/19	336,000
		519,465
	Latvia — 2.8%
	Republic of Latvia
201,000	5.25%, due 02/22/17	217,546
	Lithuania — 1.5%
	Lithuania Government International Bond
105,000	5.13%, due 09/14/17	115,133
	Mexico — 1.9%
	Mexico Government International Bond
140,000	5.63%, due 01/15/17	152,740
Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Peru — 1.5%
	Peruvian Government International Bond
$100,000	7.13%, due 03/30/19	$120,500
	Philippines — 2.4%
	Philippine Government International Bond
150,000	8.38%, due 06/17/19	190,125
	Poland — 2.3%
	Poland Government International Bond
60,000	3.88%, due 07/16/15	61,260
100,000	6.38%, due 07/15/19	118,250
		179,510
	Qatar — 4.6%
	Qatar Government International Bond
130,000	6.55%, due 04/09/19	155,025
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	204,015
		359,040
	Russia — 3.2%
	Russian Foreign Bond - Eurobond
50,000	11.00%, due 07/24/18	60,853
200,000	3.50%, due 01/16/19	192,000
		252,853
	South Africa — 1.5%
	South Africa Government International Bond
100,000	6.88%, due 05/27/19	115,195
	Sri Lanka — 2.6%
	Sri Lanka Government International Bond
200,000	5.13%, due 04/11/19	205,500
	Turkey — 4.2%
	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	212,055
	Turkey Government International Bond
102,000	6.75%, due 04/03/18	114,811
		326,866

See accompanying notes to the financial statements.

28 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Ukraine — 5.4%
	Ukraine Government International Bond
$200,000	6.88%, due 09/23/15	$168,040
200,000	6.25%, due 06/17/16	158,040
130,000	6.75%, due 11/14/17	100,451
		426,531
	Venezuela — 2.7%
	Venezuela Government International Bond
155,000	5.75%, due 02/26/16	124,000
150,000	7.00%, due 12/01/18	86,325
		210,325
	Total Sovereign Government & Agency Obligations (Cost $4,673,557)	4,612,233
	Corporate Bonds — 38.2%
	Banks — 12.3%
	Bank of Ceylon
201,000	6.88%, due 05/03/17	213,060
	Oschadbank Via SSB #1 PLC
200,000	8.88%, due 03/20/18	142,040
	QNB Finance Ltd.
200,000	3.38%, due 02/22/17	207,018
	Sberbank of Russia Via SB Capital S.A.
195,000	4.95%, due 02/07/17	193,483
	Turkiye Halk Bankasi AS
200,000	4.88%, due 07/19/17	207,880
		963,481
	Diversified Financial Services — 4.3%
	Gazprom OAO Via Gaz Capital S.A.
336,000	6.21%, due 11/22/16	341,040
	Electric Utilities — 6.3%
	Hrvatska Elektroprivreda
250,000	6.00%, due 11/09/17	262,438
	Majapahit Holding B.V.
105,000	7.25%, due 06/28/17	116,812
100,000	8.00%, due 08/07/19	118,125
		497,375
	Electrical Equipment — 2.8%
	Power Sector Assets & Liabilities Management Corp.
202,000	6.88%, due 11/02/16	221,442
Principal Amount		Value
	Corporate Bonds (continued)
	Multi-Utilities — 1.5%
	Empresas Publicas de Medellin ESP
$100,000	7.63%, due 07/29/19	$119,200
	Oil, Gas & Consumable Fuels — 8.3%
	Petrobras Global Finance B.V.
72,000	2.00%, due 05/20/16	70,619
	Petrobras International Finance Co. S.A.
93,000	3.50%, due 02/06/17	92,334
84,000	5.88%, due 03/01/18	87,349
	Petroleos de Venezuela S.A.
50,000	5.00%, due 10/28/15	42,450
30,000	5.13%, due 10/28/16	21,000
70,000	5.25%, due 04/12/17	43,155
	Petroleos Mexicanos
204,000	5.75%, due 03/01/18	224,400
60,000	8.00%, due 05/03/19	71,832
		653,139
	Road & Rail — 2.7%
	Transnet SOC Ltd.
201,000	4.50%, due 02/10/16	207,605
	Total Corporate Bonds (Cost $3,037,817)	3,003,282
	Repurchase Agreements (a) — 1.8%
144,801	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $144,801	144,801
	Total Repurchase Agreements (Cost $144,801)	144,801
	Total Investment Securities (Cost $7,856,175) — 98.7%	7,760,316
	Other assets less liabilities — 1.3%	102,873
	Net Assets — 100.0%	$7,863,189

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,395
Aggregate gross unrealized depreciation	(174,902)
Net unrealized depreciation	$(111,507)
Federal income tax cost of investments	$7,871,823

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 29

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2014:

Colombia	8.5%
Turkey	6.9%
Luxembourg	6.8%
Indonesia	6.6%
Mexico	5.7%
Ukraine	5.4%
Sri Lanka	5.3%
Philippines	5.2%
Cayman Islands	4.9%
Qatar	4.6%
Hungary	4.3%
Brazil	4.2%
South Africa	4.2%
Venezuela	4.0%
Netherlands	3.9%
Croatia	3.3%
Russia	3.2%
Latvia	2.8%
Poland	2.3%
United Kingdom	1.8%
Lithuania	1.5%
Peru	1.5%
Other[1]	3.1%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 19.3%
144	3M Co. (Industrials)	0.1%	$23,053
355	AbbVie, Inc. (Health Care)	0.1%	24,566
442	Altria Group, Inc. (Consumer Staples)	0.1%	22,215
84	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	28,446
201	American Express Co. (Financials)	0.0%	18,576
169	Amgen, Inc. (Health Care)	0.1%	27,937
1,334	Apple, Inc. (Information Technology)	0.5%	158,653
1,155	AT&T, Inc. (Telecommunication Services)	0.1%	40,864
2,343	Bank of America Corp. (Financials)	0.1%	39,925
406	Berkshire Hathaway, Inc., Class B* (Financials)	0.2%	60,368
149	Boeing Co. (The) (Industrials)	0.0%	20,020
369	Bristol-Myers Squibb Co. (Health Care)	0.1%	21,789
178	Celgene Corp.* (Health Care)	0.0%	20,237
423	Chevron Corp. (Energy)	0.1%	46,052
1,136	Cisco Systems, Inc. (Information Technology)	0.1%	31,399
675	Citigroup, Inc. (Financials)	0.1%	36,430
879	Coca-Cola Co. (The) (Consumer Staples)	0.1%	39,406
577	Comcast Corp., Class A (Consumer Discretionary)	0.1%	32,912
258	CVS Health Corp. (Consumer Staples)	0.1%	23,571
950	Exxon Mobil Corp. (Energy)	0.2%	86,013
464	Facebook, Inc., Class A* (Information Technology)	0.1%	36,053
2,235	General Electric Co. (Industrials)	0.1%	59,205
337	Gilead Sciences, Inc.* (Health Care)	0.1%	33,808
63	Google, Inc., Class A* (Information Technology)	0.1%	34,592
63	Google, Inc., Class C* (Information Technology)	0.1%	34,135
300	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	29,820
1,103	Intel Corp. (Information Technology)	0.1%	41,087
207	International Business Machines Corp. (Information Technology)	0.1%	33,569
628	Johnson & Johnson (Health Care)	0.2%	67,981
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
838	JPMorgan Chase & Co. (Financials)	0.1%	$50,414
219	MasterCard, Inc., Class A (Information Technology)	0.0%	19,117
219	McDonald's Corp. (Consumer Discretionary)	0.1%	21,201
643	Merck & Co., Inc. (Health Care)	0.1%	38,837
1,836	Microsoft Corp. (Information Technology)	0.3%	87,779
724	Oracle Corp. (Information Technology)	0.1%	30,705
336	PepsiCo, Inc. (Consumer Staples)	0.1%	33,634
1,413	Pfizer, Inc. (Health Care)	0.1%	44,015
348	Philip Morris International, Inc. (Consumer Staples)	0.1%	30,252
603	Procter & Gamble Co. (The) (Consumer Staples)	0.1%	54,529
373	QUALCOMM, Inc. (Information Technology)	0.1%	27,192
289	Schlumberger Ltd. (Energy)	0.1%	24,840
200	Union Pacific Corp. (Industrials)	0.1%	23,354
190	United Technologies Corp. (Industrials)	0.1%	20,915
216	UnitedHealth Group, Inc. (Health Care)	0.1%	21,304
923	Verizon Communications, Inc. (Telecommunication Services)	0.1%	46,695
110	Visa, Inc., Class A (Information Technology)	0.1%	28,401
352	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	30,814
352	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	32,563
1,058	Wells Fargo & Co. (Financials)	0.1%	57,640
169,916	Other Common Stocks	13.9%	4,858,624
	Total Common Stocks (Cost $5,821,537)		6,755,507
Principal Amount
	U.S. Government & Agency Security (a) — 61.3%
	U.S. Treasury Bill
$21,416,000	0.00%, due 02/05/15		21,415,714
	Total U.S. Government & Agency Security (Cost $ 21,415,164)		21,415,714

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 31

Principal Amount		Value
	Repurchase Agreement (a) — 42.0%
$14,700,374	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $14,700,455	$14,700,374
	Total Repurchase Agreements (Cost $14,700,374)	14,700,374
	Total Investment Securities (Cost $41,937,075) — 122.6%	42,871,595
	Liabilities in excess of other assets — (22.6%)	(7,899,853)
	Net Assets — 100.0%	$34,971,742

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$970,438
Aggregate gross unrealized depreciation	(59,721)
Net unrealized appreciation	$910,717
Federal income tax cost of investments	$41,960,878

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Euro FX Currency Futures Contracts	23	12/15/14	$1,787,388	$34,995

Cash collateral in the amount of $26,565 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

32 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Hedge Replication ETF had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$206,509	11/06/15	Credit Suisse International	0.46%	S&P 500® Total Return Index	$128,027
287,762	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Total Return Index	195,452
297,385	01/06/16	Credit Suisse International	(0.09)%	iShares® MSCI Emerging Markets ETF	24,214
3,457,049	01/06/16	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	183,257
4,248,705					530,950	$(525,354)	$(5,596)	$—
231,196	01/06/16	Deutsche Bank AG	0.32%	iShares® MSCI EAFE ETF	73,712
318,699	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Total Return Index	266,691
585,057	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	142,262
1,134,952					482,665	—	(482,665)	—
16,856	01/06/16	Morgan Stanley & Co. International PLC	(0.09)%	iShares® MSCI Emerging Markets ETF	319
33,682	11/06/15	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Total Return Index	(16,123)
50,538					(15,804)	—	—	(15,804)
16,727	01/06/16	Societe Generale	0.16%	Russell 2000® Total Return Index	(7,058)
170,303	01/06/16	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	58,522
172,114	01/06/16	Societe Generale	0.56%	iShares® MSCI EAFE ETF	7,557
359,144					59,021	—	(50,000)	9,021
22,070	01/06/16	UBS AG	0.36%	iShares® MSCI EAFE ETF	1,147
33,361	01/06/16	UBS AG	0.26%	iShares® MSCI Emerging Markets ETF	617
83,481	11/06/15	UBS AG	0.01%	Russell 2000® Total Return Index	(56,340)
138,912					(54,576)	—	54,576	—
$5,932,251					$1,002,256

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 33

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	2.5%
Consumer Staples	1.4%
Energy	1.3%
Financials	3.7%
Health Care	2.8%
Industrials	2.3%
Information Technology	3.7%
Materials	0.7%
Telecommunication Services	0.3%
Utilities	0.6%
Other[1]	80.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

34 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 89.2%
	Consumer Discretionary — 7.3%
767	DIRECTV*	$67,274
843	Family Dollar Stores, Inc.	66,639
789	Tim Hortons, Inc.	65,763
		199,676
	Consumer Staples — 7.5%
4,720	Chiquita Brands International, Inc.*	68,251
1,069	Lorillard, Inc.	67,497
1,223	Nutreco N.V.	69,931
		205,679
	Energy — 4.3%
950	Baker Hughes, Inc.	54,150
776	Dresser-Rand Group, Inc.*	62,941
		117,091
	Financials — 14.0%
5,877	American Realty Capital Healthcare Trust, Inc. (REIT)	66,587
1,840	Aviv REIT, Inc. (REIT)	62,008
4,638	Glimcher Realty Trust (REIT)	63,819
867	Platinum Underwriters Holdings Ltd.	64,305
924	Protective Life Corp.	64,412
4,742	Susquehanna Bancshares, Inc.	62,452
		383,583
	Health Care — 19.2%
27,932	Advanced Computer Software Group PLC	60,864
300	Allergan, Inc.	64,167
1,120	CareFusion Corp.*	66,270
618	Covance, Inc.*	63,419
742	Covidien PLC	74,942
3,459	Prosensa Holding N.V.*	68,384
2,130	Synergy Health PLC*	67,207
2,223	Tornier N.V.*	59,332
		524,585
	Industrials — 8.8%
61,717	Golden Ocean Group Ltd.	51,640
4,781	Sanitec OYJ*	61,553
52,933	United Envirotech Ltd.	65,753
1,466	Vacon OYJ	61,979
		240,925
	Information Technology — 21.1%
501	Concur Technologies, Inc.*	64,534
1,842	Conversant, Inc.*	64,507
Shares		Value
	Common Stocks (continued)
2,411	Digital River, Inc.*	$61,215
1,635	International Rectifier Corp.*	65,204
4,213	REC Solar ASA*	61,554
2,525	Sapient Corp.*	62,367
2,694	TIBCO Software, Inc.*	64,737
5,523	TriQuint Semiconductor, Inc.*	134,596
		578,714
	Materials — 2.3%
466	Sigma-Aldrich Corp.	63,656
	Utilities — 4.7%
1,155	Cleco Corp.	62,058
2,404	Pepco Holdings, Inc.	66,110
		128,168
	Total Common Stocks (Cost $2,377,578)	2,442,077
	Master Limited Partnership — 2.2%
	Energy — 2.2%
1,848	Atlas Pipeline Partners LP	60,688
	Total Master Limited Partnership (Cost $63,043)	60,688
Principal Amount
	Repurchase Agreements (a) — 23.3%
$636,283	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $636,285	636,283
	Total Repurchase Agreements (Cost $636,283)	636,283
	Total Investment Securities (Cost $3,076,904) — 114.7%	3,139,048
	Liabilities in excess of other assets — (14.7%)	(403,019)
	Net Assets — 100.0%	$2,736,029

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: MERGER ETF MRGR :: 35

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,385
Aggregate gross unrealized depreciation	(34,241)
Net unrealized appreciation	$62,144
Federal income tax cost of investments	$3,076,904

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2014:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	02/13/15	103,000	$(89,650)	$87,178	$(2,472)
U.S. Dollar vs. Euro	Goldman Sachs & Co.	02/13/15	42,000	(52,429)	52,252	(177)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	02/13/15	51,000	(80,486)	79,621	(865)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs & Co.	02/13/15	334,000	(49,035)	47,488	(1,547)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	02/13/15	(96,000)	85,212	83,806	1,406
U.S. Dollar vs. Euro	Goldman Sachs & Co.	02/13/15	(181,000)	229,658	225,183	4,475
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	02/13/15	(158,000)	250,521	246,669	3,852
U.S. Dollar vs. Norwegian Krone	Goldman Sachs & Co.	02/13/15	(1,397,000)	207,515	198,622	8,893
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	02/13/15	(602,000)	81,740	80,750	990
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	02/13/15	(75,000)	57,730	57,485	245
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	02/13/15	(38,000)	29,085	29,125	(40)
						$14,760[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $14,760. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

36 :: MRGR MERGER ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Merger ETF had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,202,976)	11/06/15	Societe Generale	0.54%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(316,213)
753,430	11/06/15	Societe Generale	0.61%	S&P Merger Arbitrage Index (long exposure to Targets)	10,238
$(449,546)					$(305,975)	$—	$19,434	$(286,541)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2014:

United States	61.1%
Netherlands	7.2%
United Kingdom	4.7%
Finland	4.5%
Bermuda	4.2%
Ireland	2.7%
Canada	2.4%
Singapore	2.4%
Norway	2.2%
Other[1]	8.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: MERGER ETF MRGR :: 37

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 96.8%
5,449	Allstate Corp. (The) (Financials)	0.6%	$371,349
4,786	AmerisourceBergen Corp. (Health Care)	0.7%	435,765
35,821	Annaly Capital Management, Inc. (REIT) (Financials)	0.6%	412,658
10,016	Archer-Daniels-Midland Co. (Consumer Staples)	0.8%	527,643
30,543	AT&T, Inc. (Telecommunication Services)	1.7%	1,080,611
57,987	Bank of America Corp. (Financials)	1.5%	988,098
11,635	Best Buy Co., Inc. (Consumer Discretionary)	0.7%	458,535
4,297	Bunge Ltd. (Consumer Staples)	0.6%	390,039
5,494	Cardinal Health, Inc. (Health Care)	0.7%	451,552
12,109	CenturyLink, Inc. (Telecommunication Services)	0.8%	493,684
8,859	Chevron Corp. (Energy)	1.5%	964,479
13,910	Citigroup, Inc. (Financials)	1.2%	750,723
9,889	ConocoPhillips (Energy)	1.0%	653,366
5,871	Eli Lilly & Co. (Health Care)	0.6%	399,932
4,992	Entergy Corp. (Utilities)	0.7%	418,829
15,229	Exelon Corp. (Utilities)	0.9%	550,833
7,576	Exxon Mobil Corp. (Energy)	1.1%	685,931
12,550	FirstEnergy Corp. (Utilities)	0.7%	462,844
23,814	Ford Motor Co. (Consumer Discretionary)	0.6%	374,594
61,208	Frontier Communications Corp. (Telecommunication Services)	0.7%	431,516
27,878	General Electric Co. (Industrials)	1.2%	738,488
12,275	General Motors Co. (Consumer Discretionary)	0.6%	410,353
2,055	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	387,183
10,089	Hartford Financial Services Group, Inc. (The) (Financials)	0.6%	416,676
7,935	HCA Holdings, Inc.* (Health Care)	0.9%	552,990
18,098	Hewlett-Packard Co. (Information Technology)	1.1%	706,908
22,522	Intel Corp. (Information Technology)	1.3%	838,945
2,371	International Business Machines Corp. (Information Technology)	0.6%	384,505
3,416	Johnson & Johnson (Health Care)	0.6%	369,782
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
13,141	JPMorgan Chase & Co. (Financials)	1.2%	$790,563
10,667	Kroger Co. (The) (Consumer Staples)	1.0%	638,313
13,954	Marathon Oil Corp. (Energy)	0.6%	403,550
2,014	McKesson Corp. (Health Care)	0.7%	424,471
6,899	Merck & Co., Inc. (Health Care)	0.7%	416,700
6,996	MetLife, Inc. (Financials)	0.6%	389,048
10,672	Microsoft Corp. (Information Technology)	0.8%	510,228
8,160	Murphy USA, Inc.* (Consumer Discretionary)	0.8%	519,955
20,524	Pfizer, Inc. (Health Care)	1.0%	639,323
6,620	Phillips 66 (Energy)	0.8%	483,392
45,694	SUPERVALU, Inc.* (Consumer Staples)	0.7%	427,696
6,624	Target Corp. (Consumer Discretionary)	0.8%	490,176
5,351	Tesoro Corp. (Energy)	0.6%	409,994
5,118	Travelers Cos., Inc. (The) (Financials)	0.8%	534,575
4,969	UnitedHealth Group, Inc. (Health Care)	0.8%	490,092
11,230	Valero Energy Corp. (Energy)	0.9%	545,890
12,347	Verizon Communications, Inc. (Telecommunication Services)	1.0%	624,635
7,416	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	649,197
4,572	WellPoint, Inc. (Health Care)	0.9%	584,804
13,047	Weyerhaeuser Co. (REIT) (Financials)	0.7%	460,690
1,405,427	Other Common Stocks	55.2%	35,255,173
	Total Common Stocks (Cost $55,464,672)		61,797,276
Principal Amount
	Repurchase Agreements (a)(b) — 17.4%
$11,141,576	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $11,141,637		11,141,576
	Total Repurchase Agreements (Cost $11,141,576)		11,141,576
	Total Investment Securities (Cost $66,606,248) — 114.2%		72,938,852
	Liabilities in excess of other assets — (14.2)%		(9,063,837)
	Net Assets — 100.0%		$63,875,015

See accompanying notes to the financial statements.

38 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $20,912,040.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,290,890
Aggregate gross unrealized depreciation	(2,113,507)
Net unrealized appreciation	$6,177,383
Federal income tax cost of investments	$66,761,469

Swap Agreements1

RAFI® Long/Short had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(59,555,587)	11/06/15	Deutsche Bank AG	(0.07)%	RAFI® US Equity Long/Short Index (short portion)	$(4,741,724)	$4,726,565	$15,159	$—
(4,368,637)	11/06/15	Societe Generale	0.24%	RAFI® US Equity Long/Short Index (short portion)	(4,794,647)
1,983,576	11/06/15	Societe Generale	0.26%	RAFI® US Equity Long/Short Index (long portion)	362,486
(2,385,061)					(4,432,161)	4,405,177	26,984	—
$(61,940,648)					$(9,173,885)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	11.9%
Consumer Staples	9.3%
Energy	9.8%
Financials	19.8%
Health Care	11.3%
Industrials	9.6%
Information Technology	11.4%
Materials	3.5%
Telecommunication Services	4.7%
Utilities	5.5%
Other[1]	3.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: RAFI® LONG/SHORT RALS :: 39

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 84.5%
	U.S. Treasury Inflation Index Bond
$3,047,649	1.38%, due 02/15/44	$3,397,771
	Total Long-Term U.S. Treasury Obligation (Cost $3,134,485)	3,397,771
	Repurchase Agreements (a) — 17.2%
692,235	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $692,239	692,235
	Total Repurchase Agreements (Cost $692,235)	692,235
	Total Investment Securities (Cost $3,826,720) — 101.7%	4,090,006
	Liabilities in excess of other assets — (1.7%)	(67,576)
	Net Assets — 100.0%	$4,022,430

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,286
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$263,286
Federal income tax cost of investments	$3,826,720

See accompanying notes to the financial statements.

40 :: RINF 30 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,635,128)	05/06/15	Citibank, N.A.	0.19%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	$(768,548)
280,110	05/06/15	Citibank, N.A.	(0.10)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	75,657
(2,355,018)					(692,891)	$—	$643,001	$(49,890)
(2,646,250)	12/08/14	Societe Generale	0.34%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	(297,467)
367,820	11/06/15	Societe Generale	0.21%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	4,789
(2,278,430)					(292,678)	—	292,678	—
$(4,633,448)					$(985,569)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 30 YEAR TIPS/TSY SPREAD RINF :: 41

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 76.0%
	U.S. Treasury Bond
$2,753,000	3.63%, due 02/15/44	$3,142,291
	Total Long-Term U.S. Treasury Obligation (Cost $2,781,835)	3,142,291
	Repurchase Agreements (a) — 26.7%
1,103,559	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,103,566	1,103,559
	Total Repurchase Agreements (Cost $1,103,559)	1,103,559
	Total Investment Securities (Cost $3,885,394) — 102.7%	4,245,850
	Liabilities in excess of other assets — (2.7%)	(111,288)
	Net Assets — 100.0%	$4,134,562

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,456
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$360,456
Federal income tax cost of investments	$3,885,394

See accompanying notes to the financial statements.

42 :: FINF SHORT 30 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,295,955)	05/06/15	Citibank, N.A.	0.29%	Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)	$(240,881)
270,871	05/06/15	Citibank, N.A.	(0.09)%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury bond)	41,004
(3,025,084)					(199,877)	$—	$68,502	$(131,375)
(834,102)	12/08/14	Societe Generale	0.34%	Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)	(69,429)
1,985,111	12/08/14	Societe Generale	0.11%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury bond)	69,236
1,151,009					(193)	—	193	—
$(1,874,075)					$(200,070)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT 30 YEAR TIPS/TSY SPREAD FINF :: 43

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 90.0%
	U.S. Treasury Inflation Index Note
$1,371,365	0.13%, due 07/15/24	$1,337,295
	Total Long-Term U.S. Treasury Obligation (Cost $1,352,310)	1,337,295
	Repurchase Agreements (a) — 21.1%
314,190	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $314,191	314,190
	Total Repurchase Agreements (Cost $314,190)	314,190
	Total Investment Securities (Cost $1,666,500) — 111.1%	1,651,485
	Liabilities in excess of other assets — (11.1%)	(165,612)
	Net Assets — 100.0%	$1,485,873

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(15,015)
Net unrealized depreciation	$(15,015)
Federal income tax cost of investments	$1,666,500

See accompanying notes to the financial statements.

44 :: UINF ULTRAPRO 10 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,306,751)	05/06/15	Citibank, N.A.	0.19%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury notes)	$(339,005)
527,687	05/06/15	Citibank, N.A.	(0.10)%	Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS)	41,604
(3,779,064)					(297,401)	$—	$172,594	$(124,807)
(763,352)	12/08/14	Societe Generale	0.34%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury notes)	(64,301)
2,591,289	12/08/14	Societe Generale	0.21%	Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS)	12,313
1,827,937					(51,988)	—	40,001	(11,987)
$(1,951,127)					$(349,389)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO 10 YEAR TIPS/TSY SPREAD UINF :: 45

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 87.8%
	U.S. Treasury Note
$1,965,000	2.50%, due 05/15/24	$2,020,879
	Total Long-Term U.S. Treasury Obligation (Cost $1,965,050)	2,020,879
	Repurchase Agreements (a)(b) — 12.0%
275,243	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $275,244	275,243
	Total Repurchase Agreements (Cost $275,243)	275,243
	Total Investment Securities (Cost $2,240,293) — 99.8%	2,296,122
	Other assets less liabilities — 0.2%	5,151
	Net Assets — 100.0%	$2,301,273

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $197,910.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,299
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$55,299
Federal income tax cost of investments	$2,240,823

See accompanying notes to the financial statements.

46 :: SINF ULTRAPRO SHORT 10 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,846,025)	05/06/15	Citibank, N.A.	0.29%	Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation- Protected Securities (TIPS) bond)	$(58,921)
2,768,688	05/06/15	Citibank, N.A.	(0.09)%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury notes)	223,900
922,663					164,979	$(14,726)	$—	$150,253
(5,054,517)	12/08/14	Societe Generale	0.34%	Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation- Protected Securities (TIPS) bond)	(184,731)
3,062,519	12/08/14	Societe Generale	0.11%	Credit Suisse 10-Year Inflation Breakeven Index (duration- adjusted long exposure to U.S. Treasury notes)	50,152
(1,991,998)					(134,579)	82,463	1,000	(51,116)
$(1,069,335)					$30,400

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT 10 YEAR TIPS/TSY SPREAD SINF :: 47

Principal Amount		Value
	Repurchase Agreements (a) — 95.3%
$5,846,788	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $5,846,821	$5,846,788
	Total Repurchase Agreements (Cost $5,846,788)	5,846,788
	Total Investment Securities (Cost $5,846,788) † — 95.3%	5,846,788
	Other assets less liabilities — 4.7%	285,398
	Net Assets — 100.0%	$6,132,186

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Sell protection (a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at November 30, 2014 (b)	Notional Amount (c)	Value	Premiums Paid(Received)	Unrealized Appreciation
CDX North American High Yield Index; Version 2, Series 22	5.00%	06/20/19	3.09%	$841,500	$67,324	$46,884	$20,440
CDX North American High Yield Index; Version 2, Series 23	5.00%	12/20/19	3.34%	4,750,000	357,699	247,305	110,394
					$425,023	$294,189	$130,834

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

48 :: TYTE CDS NORTH AMERICAN HY CREDIT ETF :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 97.5%
$7,563,940	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $7,563,982	$7,563,940
	Total Repurchase Agreements (Cost $7,563,940)	7,563,940
	Total Investment Securities (Cost $7,563,940) † — 97.5%	7,563,940
	Other assets less liabilities — 2.5%	192,883
	Net Assets — 100.0%	$7,756,823

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at November 30, 2014 (b)	Notional Amount (c)	Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 22	5.00%	06/20/19	3.09%	$999,900	$(79,997)	$(70,835)	$(9,162)
CDX North American High Yield Index; Version 2, Series 23	5.00%	12/20/19	3.34%	6,110,000	(460,114)	(310,032)	(150,082)
					$(540,111)	$(380,867)	$(159,244)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

Cash collateral in the amount of $816,891 was pledged to cover margin requirements for credit default swap contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: CDS SHORT NORTH AMERICAN HY CREDIT ETF WYDE :: 49

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.2%
	U.S. Treasury Bills
$140,000,000	0.00%, due 12/04/14	$139,999,654
190,000,000	0.00%, due 12/11/14	189,998,267
193,000,000	0.00%, due 12/18/14	192,997,300
100,000,000	0.00%, due 01/08/15	99,995,778
90,000,000	0.00%, due 01/15/15	89,994,531
10,000,000	0.00%, due 04/30/15	9,997,920
100,000,000	0.00%, due 05/21/15	99,969,100
180,000,000	0.00%, due 09/17/15	179,854,920
40,000,000	0.00%, due 10/15/15	39,963,800
	Total U.S. Government & Agency Securities (Cost $1,042,834,353)	1,042,771,270
	Repurchase Agreements (a)(b) — 41.3%
588,975,730	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $588,978,953	588,975,730
	Total Repurchase Agreements (Cost $588,975,730)	588,975,730
	Total Investment Securities (Cost $1,631,810,083) — 114.5%	1,631,747,000
	Liabilities in excess of other assets — (14.5%)	(207,227,948)
	Net Assets — 100.0%	$1,424,519,052

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $346,696,614.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(63,083)
Net unrealized depreciation	$(63,083)
Federal income tax cost of investments	$1,631,810,083

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	421	12/19/14	$43,510,350	$(939,173)

Cash collateral in the amount of $2,130,260 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

50 :: SH SHORT S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(333,928,545)	11/06/15	Bank of America, N.A.	(0.36)%	S&P 500® Index	$(36,623,612)	$36,623,612	$—	$—
(136,894,537)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(37,228,686)	37,228,686	—	—
(196,326,353)	11/06/15	Credit Suisse International	(0.31)%	S&P 500® Index	(33,449,262)	33,449,262	—	—
(36,769,799)	11/06/15	Deutsche Bank AG	(0.17)%	S&P 500® Index	(8,470,133)
(2,145,968)	11/06/15	Deutsche Bank AG	(0.05)%	SPDR® S&P 500® ETF Trust	(410,692)
(38,915,767)					(8,880,825)	8,880,825	—	—
(199,610,823)	01/06/15	Goldman Sachs International	(0.27)%	S&P 500® Index	(8,723,811)	8,723,811	—	—
(104,940,188)	01/06/16	Morgan Stanley & Co. International PLC	(0.21)%	S&P 500® Index	(3,819,063)	3,819,063	—	—
(106,225,896)	11/06/15	Societe Generale	(0.29)%	S&P 500® Index	(44,496,643)	44,496,643	—	—
(264,785,845)	01/06/15	UBS AG	(0.31)%	S&P 500® Index	(34,590,699)	34,590,699	—	—
$(1,381,627,954)					$(207,812,601)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT S&P500® SH :: 51

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.0%
	U.S. Treasury Bills
$50,000,000	0.00%, due 12/11/14	$49,999,785
35,000,000	0.00%, due 01/15/15	34,998,425
15,000,000	0.00%, due 02/12/15	15,000,000
20,000,000	0.00%, due 10/15/15	19,981,900
	Total U.S. Government & Agency Securities (Cost $119,980,748)	119,980,110
	Repurchase Agreements (a)(b) — 64.4%
122,445,685	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $122,446,356	122,445,685
	Total Repurchase Agreements (Cost $122,445,685)	122,445,685
	Total Investment Securities (Cost $242,426,433) — 127.4%	242,425,795
	Liabilities in excess of other assets — (27.4%)	(52,208,943)
	Net Assets — 100.0%	$190,216,852

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $75,661,842.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502
Aggregate gross unrealized depreciation	(1,140)
Net unrealized depreciation	$(638)
Federal income tax cost of investments	$242,426,433

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	39	12/19/14	$3,383,835	$(37,284)

Cash collateral in the amount of $154,440 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

52 :: PSQ SHORT QQQ® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short QQQ® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,670,105)	11/06/15	Bank of America, N.A.	(0.36)%	NASDAQ-100 Index®	$(2,001,178)	$2,001,178	$—	$—
(3,322,482)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	(827,853)	827,853	—	—
(14,243,862)	11/06/15	Credit Suisse International	(0.26)%	NASDAQ-100 Index®	(5,049,541)	5,049,541	—	—
(4,624,349)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(2,984,248)	2,984,248	—	—
(11,516,043)	12/07/15	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(490,411)	490,411	—	—
(2,321,524)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	NASDAQ-100 Index®	(1,275,613)
(1,642,989)	11/06/15	Morgan Stanley & Co. International PLC	0.04%	PowerShares QQQ TrustSM, Series 1	(424,812)
(3,964,513)					(1,700,425)	1,684,587	—	(15,838)
(31,127,656)	11/06/15	Societe Generale	(0.31)%	NASDAQ-100 Index®	(21,384,841)	21,313,383	—	(71,458)
(115,334,067)	01/06/15	UBS AG	(0.26)%	NASDAQ-100 Index®	(17,784,182)	17,784,182	—	—
$(186,803,077)					$(52,222,679)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT QQQ® PSQ :: 53

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 80.8%
	U.S. Treasury Bills
$22,000,000	0.00%, due 12/18/14	$21,999,688
5,000,000	0.00%, due 01/08/15	4,999,789
55,000,000	0.00%, due 01/15/15	54,999,312
30,000,000	0.00%, due 04/30/15	29,993,760
95,000,000	0.00%, due 10/15/15	94,914,025
	Total U.S. Government & Agency Securities (Cost $206,912,198)	206,906,574
	Repurchase Agreements (a)(b) — 28.9%
74,037,693	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $74,038,098	74,037,693
	Total Repurchase Agreements (Cost $74,037,693)	74,037,693
	Total Investment Securities (Cost $280,949,891) — 109.7%	280,944,267
	Liabilities in excess of other assets — (9.7%)	(24,949,233)
	Net Assets — 100.0%	$255,995,034

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $50,983,833.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,624)
Net unrealized depreciation	$(5,624)
Federal income tax cost of investments	$280,949,891

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	133	12/19/14	$11,848,305	$(436,464)

Cash collateral in the amount of $570,570 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

54 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Dow30SM had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,834,851)	11/06/15	Bank of America, N.A.	(0.36)%	Dow Jones Industrial AverageSM	$(1,089,512)	$1,089,512	$—	$—
(28,803,358)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM	(2,836,314)	2,836,314	—	—
(82,449,495)	11/06/15	Credit Suisse International	(0.26)%	Dow Jones Industrial AverageSM	(12,020,900)	12,020,900	—	—
(1,602,509)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM	(503,239)
(923,856)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(370,425)
(2,526,365)					(873,664)	873,664	—	—
(20,151,741)	12/07/15	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM	(354,787)	354,787	—	—
(82,334,342)	11/06/15	Societe Generale	(0.34)%	Dow Jones Industrial AverageSM	(10,761,738)	10,761,738	—	—
(25,086,366)	01/06/15	UBS AG	(0.26)%	Dow Jones Industrial AverageSM	(4,348,512)	4,348,512	—	—
$(244,186,518)					$(32,285,427)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT DOW30SM DOG :: 55

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.4%
	U.S. Treasury Bills
$3,900,000	0.00%, due 12/11/14	$3,899,968
10,000,000	0.00%, due 12/18/14	9,999,880
	Total U.S. Government & Agency Securities (Cost $13,899,848)	13,899,848
	Repurchase Agreements (a)(b) — 76.9%
25,848,541	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $25,848,682	25,848,541
	Total Repurchase Agreements (Cost $25,848,541)	25,848,541
	Total Investment Securities (Cost $39,748,389) † — 118.3%	39,748,389
	Liabilities in excess of other assets — (18.3%)	(6,159,732)
	Net Assets — 100.0%	$33,588,657

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $7,343,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	20	12/19/14	$2,883,200	$(26,317)

Cash collateral in the amount of $147,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

56 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(9,365,279)	11/06/15	Bank of America, N.A.	(0.06)%	S&P MidCap 400® Index	$(747,018)	$747,018	$—	$—
(7,678,794)	11/06/15	Credit Suisse International	(0.16)%	S&P MidCap 400® Index	(3,435,295)	3,435,295	—	—
(3,534,514)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(437,463)	437,463	—	—
(4,068,958)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	S&P MidCap 400® Index	(945,119)	863,990	—	(81,129)
(6,046,375)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400® Index	(700,393)	700,393	—	—
$(30,693,920)					$(6,265,288)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 57

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.0%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/11/14	$4,999,951
40,000,000	0.00%, due 12/18/14	39,999,792
5,000,000	0.00%, due 01/08/15	4,999,789
60,000,000	0.00%, due 01/15/15	59,996,175
55,000,000	0.00%, due 01/22/15	54,995,988
50,000,000	0.00%, due 02/05/15	49,999,101
90,000,000	0.00%, due 02/19/15	89,999,460
	Total U.S. Government & Agency Securities (Cost $304,986,771)	304,990,256
	Repurchase Agreements (a)(b) — 44.1%
213,268,987	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $213,270,154	213,268,987
	Total Repurchase Agreements (Cost $213,268,987)	213,268,987
	Total Investment Securities (Cost $518,255,758) — 107.1%	518,259,243
	Liabilities in excess of other assets — (7.1%)	(34,315,856)
	Net Assets — 100.0%	$483,943,387

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $58,559,338.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,485
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,485
Federal income tax cost of investments	$518,255,758

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	435	12/19/14	$50,999,400	$(543,839)

Cash collateral in the amount of $2,440,350 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

58 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(218,694,409)	11/06/15	Bank of America, N.A.	0.34%	Russell 2000® Index	$(11,375,636)	$11,375,636	$—	$—
(10,751,563)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(438,328)	432,995	—	(5,333)
(8,547,785)	11/06/15	Credit Suisse International	0.39%	Russell 2000® Index	(7,522,416)	7,522,416	—	—
(3,183,274)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	(294,566)
(553,448)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(30,117)
(3,736,722)					(324,683)	324,683	—	—
(143,052,678)	12/07/15	Goldman Sachs International	0.78%	Russell 2000® Index	(721,546)	721,546	—	—
(34,607,745)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Russell 2000® Index	1,773,919
(872,003)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 ETF	(583,804)
(35,479,748)					1,190,115	(803,000)	—	387,115
(2,548,076)	11/06/15	Societe Generale	0.74%	Russell 2000® Index	(1,776,850)	1,776,850	—	—
(10,232,090)	01/06/15	UBS AG	0.44%	Russell 2000® Index	(1,037,076)	1,037,076	—	—
$(433,043,071)					$(22,006,420)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 59

Principal Amount		Value
	U.S. Government & Agency Security (a) — 65.4%
	U.S. Treasury Bill
$6,000,000	0.00%, due 10/15/15	$5,994,570
	Total U.S. Government & Agency Security (Cost $5,994,912)	5,994,570
	Repurchase Agreements (a)(b) — 43.8%
4,013,656	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $4,013,678	4,013,656
	Total Repurchase Agreements (Cost $4,013,656)	4,013,656
	Total Investment Securities (Cost $10,008,568) — 109.2%	10,008,226
	Liabilities in excess of other assets — (9.2%)	(846,325)
	Net Assets — 100.0%	$9,161,901

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $971,098.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(342)
Net unrealized depreciation	$(342)
Federal income tax cost of investments	$10,008,568

Swap Agreements1

Short SmallCap600 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,615,296)	11/06/15	Bank of America, N.A.	(0.06)%	S&P SmallCap 600® Index	$(179,471)	$179,471	$—	$—
(2,233,962)	01/06/15	Citibank, N.A.	0.08%	S&P SmallCap 600® Index	(132,454)	89,916	—	(42,538)
(1,048,036)	11/06/15	Credit Suisse International	0.29%	S&P SmallCap 600® Index	(166,068)	166,068	—	—
(1,643,549)	11/06/15	Deutsche Bank AG	0.68%	S&P SmallCap 600® Index	(101,763)	53,950	—	(47,813)
(1,196,831)	11/06/15	Morgan Stanley & Co. International PLC	0.39%	S&P SmallCap 600® Index	(119,801)	24,977	—	(94,824)
(1,417,793)	11/06/15	Societe Generale	0.44%	S&P SmallCap 600® Index	(121,197)	49,954	—	(71,243)
$(9,155,467)					$(820,754)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

60 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 36.3%
	U.S. Treasury Bill
$200,000	0.00%, due 10/15/15	$199,819
	Total U.S. Government & Agency Security (Cost $199,823)	199,819
	Repurchase Agreements (a)(b) — 109.3%
601,807	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $601,809	601,807
	Total Repurchase Agreements (Cost $601,807)	601,807
	Total Investment Securities (Cost $801,630) — 145.6%	801,626
	Liabilities in excess of other assets — (45.6%)	(250,931)
	Net Assets — 100.0%	$550,695

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $158,853.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4)
Net unrealized depreciation	$(4)
Federal income tax cost of investments	$801,630

Swap Agreements1

UltraShort Russell3000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(20,695)	11/06/15	Credit Suisse International	(0.16)%	Russell 3000® Index	$(2,848)	$—	$—	$(2,848)
(115,882)	11/06/15	Deutsche Bank AG	0.28%	Russell 3000® Index	(56,098)	56,098	—	—
(202,261)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Russell 3000® Index	(53,345)
(32,269)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® Russell 3000 ETF	(5,000)
(234,530)					(58,345)	10,990	—	(47,355)
(675,354)	11/06/15	Societe Generale	(0.26)%	Russell 3000® Index	(106,308)	29,972	—	(76,336)
(54,891)	01/06/15	UBS AG	(0.06)%	Russell 3000® Index	(6,893)	6,893	—	—
$(1,101,352)					$(230,492)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT RUSSELL3000 TWQ :: 61

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 94.4%
	U.S. Treasury Bills
$100,000,000	0.00%, due 12/04/14	$99,999,596
90,000,000	0.00%, due 12/11/14	89,999,261
35,000,000	0.00%, due 01/15/15	34,997,844
50,000,000	0.00%, due 02/26/15	49,998,800
90,000,000	0.00%, due 03/12/15	89,994,330
50,000,000	0.00%, due 04/16/15	49,991,500
150,000,000	0.00%, due 04/30/15	149,968,800
50,000,000	0.00%, due 05/14/15	49,985,200
180,000,000	0.00%, due 09/17/15	179,854,920
320,000,000	0.00%, due 10/15/15	319,710,400
	Total U.S. Government & Agency Securities (Cost $1,114,585,465)	1,114,500,651
	Repurchase Agreements (a)(b) — 31.3%
368,739,989	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $368,742,008	368,739,989
	Total Repurchase Agreements (Cost $368,739,989)	368,739,989
	Total Investment Securities (Cost $1,483,325,454) — 125.7%	1,483,240,640
	Liabilities in excess of other assets — (25.7%)	(303,488,150)
	Net Assets — 100.0%	$1,179,752,490

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $456,608,475.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613
Aggregate gross unrealized depreciation	(85,427)
Net unrealized depreciation	$(84,814)
Federal income tax cost of investments	$1,483,325,454

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	365	12/19/14	$37,722,750	$(429,668)

Cash collateral in the amount of $1,846,900 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

62 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(212,436,425)	11/06/15	Bank of America, N.A.	(0.36)%	S&P 500® Index	$(23,244,164)	$23,244,164	$—	$—
(431,874,802)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(57,703,560)	57,703,560	—	—
(123,745,480)	11/06/15	Credit Suisse International	(0.31)%	S&P 500® Index	(23,315,373)	23,315,373	—	—
(139,959,992)	11/06/15	Deutsche Bank AG	(0.17)%	S&P 500® Index	(16,320,066)
(6,332,068)	01/06/16	Deutsche Bank AG	(0.05)%	SPDR® S&P 500® ETF Trust	(777,126)
(146,292,060)					(17,097,192)	17,097,192	—	—
(886,708,846)	01/06/15	Goldman Sachs International	(0.27)%	S&P 500® Index	(52,978,902)
(604,727)	01/06/15	Goldman Sachs International	(0.18)%	SPDR® S&P 500® ETF Trust	(133,712)
(887,313,573)					(53,112,614)	53,112,614	—	—
(36,617,689)	01/06/16	Morgan Stanley & Co. International PLC	(0.21)%	S&P 500® Index	242,065	(150,000)	—	92,065
(423,098,056)	11/06/15	Societe Generale	(0.29)%	S&P 500® Index	(77,476,967)	77,476,967	—	—
(61,138,055)	01/06/15	UBS AG	(0.31)%	S&P 500® Index	(18,467,672)	18,467,672	—	—
$(2,322,516,140)					$(270,175,477)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 63

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.3%
		U.S. Treasury Bills
$5,000,000	0.00%, due 12/04/14	$4,999,987
75,000,000	0.00%, due 12/11/14	74,999,700
98,000,000	0.00%, due 12/18/14	97,999,053
10,000,000	0.00%, due 01/08/15	9,999,578
60,000,000	0.00%, due 04/16/15	59,989,800
10,000,000	0.00%, due 05/21/15	9,996,910
35,000,000	0.00%, due 10/15/15	34,968,325
	Total U.S. Government & Agency Securities (Cost $292,957,807)	292,953,353
	Repurchase Agreements (a)(b) — 41.5%
137,565,936	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $137,566,689	137,565,936
	Total Repurchase Agreements (Cost $137,565,936)	137,565,936
	Total Investment Securities (Cost $430,523,743) — 129.8%	430,519,289
	Liabilities in excess of other assets — (29.8%)	(98,864,784)
	Net Assets — 100.0%	$331,654,505

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $153,338,557.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,454)
Net unrealized depreciation	$(4,454)
Federal income tax cost of investments	$430,523,743

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	34	12/19/14	$2,950,010	$(77,328)

Cash collateral in the amount of $134,640 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

64 :: QID ULTRASHORT QQQ® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort QQQ® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(50,165,713)	11/06/15	Bank of America, N.A.	(0.36)%	NASDAQ-100 Index®	$(17,710,401)	$17,710,401	$—	$—
(41,501,502)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	(3,123,491)	3,123,491	—	—
(22,933,236)	11/06/15	Credit Suisse International	(0.26)%	NASDAQ-100 Index®	(9,701,850)	9,701,850	—	—
(25,053,015)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(3,263,976)
(2,954,317)	11/06/15	Deutsche Bank AG	(0.07)%	PowerShares QQQ TrustSM, Series 1	(482,893)
(28,007,332)					(3,746,869)	3,746,869	—	—
(316,938,913)	01/06/15	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(26,487,802)
(305,960)	01/06/15	Goldman Sachs International	(0.12)%	PowerShares QQQ TrustSM, Series 1	(12,567)
(317,244,873)					(26,500,369)	26,500,369	—	—
(5,334,193)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	NASDAQ-100 Index®	(1,261,568)
(369,462)	11/06/15	Morgan Stanley & Co. International PLC	0.04%	PowerShares QQQ TrustSM, Series 1	(244,946)
(5,703,655)					(1,506,514)	1,388,621	—	(117,893)
(183,347,773)	11/06/15	Societe Generale	(0.31)%	NASDAQ-100 Index®	(35,707,462)	35,707,462	—	—
(11,480,018)	01/06/15	UBS AG	(0.26)%	NASDAQ-100 Index®	(806,890)	806,890	—	—
$(660,384,102)					$(98,803,846)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT QQQ® QID :: 65

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.4%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/18/14	$4,999,929
45,000,000	0.00%, due 01/15/15	44,999,438
47,000,000	0.00%, due 01/22/15	46,996,572
30,000,000	0.00%, due 04/30/15	29,993,759
50,000,000	0.00%, due 10/15/15	49,954,750
	Total U.S. Government & Agency Securities (Cost $176,947,397)	176,944,448
	Repurchase Agreements (a)(b) — 33.9%
67,995,571	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $67,995,942	67,995,571
	Total Repurchase Agreements (Cost $67,995,571)	67,995,571
	Total Investment Securities (Cost $244,942,968) — 122.3%	244,940,019
	Liabilities in excess of other assets — (22.3%)	(44,634,538)
	Net Assets — 100.0%	$200,305,481

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $70,097,232.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,949)
Net unrealized depreciation	$(2,949)
Federal income tax cost of investments	$244,942,968

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	9	12/19/14	$801,765	$(7,780)

Cash collateral in the amount of $38,610 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

66 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Dow30SM had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(101,014,683)	11/06/15	Bank of America, N.A.	(0.36)%	Dow Jones Industrial AverageSM Index	$(14,765,917)	$14,765,917	$—	$—
(22,048,327)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM Index	(2,458,249)	2,404,348	—	(53,901)
(24,832,314)	11/06/15	Credit Suisse International	(0.26)%	Dow Jones Industrial AverageSM Index	(5,879,984)	5,879,984	—	—
(53,939,750)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM Index	(8,079,193)
(912,670)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(134,544)
(54,852,420)					(8,213,737)	8,213,737	—	—
(124,469,177)	12/07/15	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM Index	(2,293,253)
(1,235,679)	12/07/15	Goldman Sachs International	(0.24)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(22,396)
(125,704,856)					(2,315,649)	2,315,649	—	—
(70,306,502)	11/06/15	Societe Generale	(0.34)%	Dow Jones Industrial AverageSM Index	(9,583,122)	9,583,122	—	—
(1,054,665)	01/06/15	UBS AG	(0.26)%	Dow Jones Industrial AverageSM Index	(1,260,655)	1,260,655	—	—
$(399,813,767)					$(44,477,313)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 67

Principal Amount		Value
	U.S. Government & Agency Security (a) — 45.9%
	U.S. Treasury Bill
$5,000,000	0.00%, due 12/18/14	$4,999,924
	Total U.S. Government & Agency Security (Cost $4,999,924)	4,999,924
	Repurchase Agreements (a)(b) — 73.4%
7,997,847	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $7,997,890	7,997,847
	Total Repurchase Agreements (Cost $7,997,847)	7,997,847
	Total Investment Securities (Cost $12,997,771) † — 119.3%	12,997,771
	Liabilities in excess of other assets — (19.3%)	(2,100,896)
	Net Assets — 100.0%	$10,896,875

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $2,550,970.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	14	12/19/14	$2,018,240	$(15,003)

Cash collateral in the amount of $103,180 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

68 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,206,520)	11/06/15	Bank of America, N.A.	(0.06)%	S&P MidCap 400® Index	$(418,607)	$279,997	$—	$(138,610)
(1,788,926)	01/06/15	Citibank, N.A.	(0.12)%	S&P MidCap 400® Index	(117,826)	72,999	—	(44,827)
(6,750,314)	11/06/15	Credit Suisse International	(0.16)%	S&P MidCap 400® Index	(617,956)	617,956	—	—
(2,543,651)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(178,590)
(43,372)	01/06/16	Deutsche Bank AG	0.38%	SPDR® S&P MidCap 400® ETF Trust	(12,482)
(2,587,023)					(191,072)	111,998	—	(79,074)
(1,728,021)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	S&P MidCap 400® Index	(335,654)	270,997	—	(64,657)
(4,716,211)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400® Index	(477,407)	365,996	—	(111,411)
$(19,777,015)					$(2,158,522)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 69

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 97.5%
	U.S. Treasury Bills
$20,000,000	0.00%, due 12/18/14	$19,999,717
8,000,000	0.00%, due 01/08/15	7,999,662
13,000,000	0.00%, due 01/15/15	12,999,269
50,000,000	0.00%, due 04/30/15	49,989,600
50,000,000	0.00%, due 05/21/15	49,984,550
60,000,000	0.00%, due 10/15/15	59,945,699
	Total U.S. Government & Agency Securities (Cost $200,924,258)	200,918,497
	Repurchase Agreements (a)(b) — 24.4%
50,180,051	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $50,180,326	50,180,051
	Total Repurchase Agreements (Cost $50,180,051)	50,180,051
	Total Investment Securities (Cost $251,104,309) — 121.9%	251,098,548
	Liabilities in excess of other assets — (21.9%)	(45,136,901)
	Net Assets — 100.0%	$205,961,647

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $57,732,211.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,761)
Net unrealized depreciation	$(5,761)
Federal income tax cost of investments	$251,104,309

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	168	12/19/14	$19,696,320	$(1,085)

Cash collateral in the amount of $942,480 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

70 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(288,830,513)	01/06/16	Bank of America, N.A.	0.34%	Russell 2000® Index	$(30,108,126)	$30,108,126	$—	$—
(32,372,129)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(2,433,892)	2,433,892	—	—
(1,079,773)	11/06/15	Credit Suisse International	0.39%	Russell 2000® Index	(2,340)	2,340	—	—
(1,317,358)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	(140,038)
(821,488)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(71,498)
(2,138,846)					(211,536)	211,536	—	—
(1,171,985)	12/07/15	Goldman Sachs International	0.78%	Russell 2000® Index	(2,974)	2,974	—	—
(55,688,021)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Russell 2000® Index	(2,818,978)
(1,007,393)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 ETF	(933,131)
(56,695,414)					(3,752,109)	3,752,109	—	—
(2,338,602)	11/06/15	Societe Generale	0.74%	Russell 2000® Index	(7,832,258)	7,759,908	—	(72,350)
(7,619,535)	01/06/15	UBS AG	0.44%	Russell 2000® Index	(684,758)	684,758	—	—
$(392,246,797)					$(45,027,993)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 71

Principal Amount		Value
	U.S. Government & Agency Security (a) — 38.7%
	U.S. Treasury Bill
$2,000,000	0.00%, due 12/11/14	$1,999,978
	Total U.S. Government & Agency Security (Cost $1,999,978)	1,999,978
	Repurchase Agreements (a)(b) — 74.9%
3,875,460	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,875,481	3,875,460
	Total Repurchase Agreements (Cost $3,875,460)	3,875,460
	Total Investment Securities (Cost $5,875,438) † — 113.6%	5,875,438
	Liabilities in excess of other assets — (13.6%)	(704,806)
	Net Assets — 100.0%	$5,170,632

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,232,993.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,263,470)	11/06/15	Bank of America, N.A.	(0.06)%	S&P SmallCap 600® Index	$(133,899)	$133,899	$—	$—
(1,252,717)	11/06/15	Credit Suisse International	0.29%	S&P SmallCap 600® Index	(146,922)	146,922	—	—
(2,681,126)	11/06/15	Deutsche Bank AG	0.68%	S&P SmallCap 600® Index	(139,695)
(111,183)	11/06/15	Deutsche Bank AG	0.68%	iShares® Core S&P Small-Cap ETF	15,825
(2,792,309)					(123,870)	115,999	—	(7,871)
(1,771,726)	11/06/15	Morgan Stanley & Co. International PLC	0.39%	S&P SmallCap 600® Index	(177,144)	132,999	—	(44,145)
(1,260,311)	11/06/15	Societe Generale	0.44%	S&P SmallCap 600® Index	(103,592)	30,000	—	(73,592)
$(10,340,533)					$(685,427)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

72 :: SDD ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.2%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/11/14	$4,999,951
55,000,000	0.00%, due 12/18/14	54,999,221
10,000,000	0.00%, due 01/15/15	9,999,438
65,000,000	0.00%, due 02/12/15	65,000,000
50,000,000	0.00%, due 04/16/15	49,991,500
30,000,000	0.00%, due 04/30/15	29,993,760
150,000,000	0.00%, due 09/17/15	149,879,100
	Total U.S. Government & Agency Securities (Cost $364,898,407)	364,862,970
	Repurchase Agreements (a)(b) — 46.4%
219,031,622	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $219,032,820	219,031,622
	Total Repurchase Agreements (Cost $219,031,622)	219,031,622
	Total Investment Securities (Cost $583,930,029) — 123.6%	583,894,592
	Liabilities in excess of other assets — (23.6%)	(111,476,987)
	Net Assets — 100.0%	$472,417,605

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $213,532,346.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,175
Aggregate gross unrealized depreciation	(37,612)
Net unrealized depreciation	$(35,437)
Federal income tax cost of investments	$583,930,029

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	305	12/19/14	$31,521,750	$(274,571)

Cash collateral in the amount of $1,543,300 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 73

Swap Agreements1

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(83,038,997)	11/06/15	Bank of America, N.A.	(0.36)%	S&P 500® Index	$(8,262,767)	$8,262,767	$—	$—
(435,091,438)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(30,800,132)	30,800,132	—	—
(59,202,862)	11/06/15	Credit Suisse International	(0.31)%	S&P 500® Index	(14,898,586)	14,898,586	—	—
(57,423,622)	11/06/15	Deutsche Bank AG	(0.17)%	S&P 500® Index	(10,897,859)
(256,396)	01/06/16	Deutsche Bank AG	(0.05)%	SPDR® S&P 500® ETF Trust	(30,245)
(57,680,018)					(10,928,104)	10,928,104	—	—
(296,047,228)	01/06/15	Goldman Sachs International	(0.27)%	S&P 500® Index	(21,054,788)
(675,396)	01/06/15	Goldman Sachs International	(0.18)%	SPDR® S&P 500® ETF Trust	(217,442)
(296,722,624)					(21,272,230)	—	21,272,230	—
(73,648,553)	11/07/16	Morgan Stanley & Co. International PLC	(0.21)%	S&P 500® Index	(1,073,631)	1,073,631	—	—
(254,662,380)	11/06/15	Societe Generale	(0.29)%	S&P 500® Index	(34,660,951)	34,660,951	—	—
(125,834,342)	01/06/15	UBS AG	(0.31)%	S&P 500® Index	(23,151,596)	23,151,596	—	—
$(1,385,881,214)					$(145,047,997)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

74 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.6%
	U.S. Treasury Bills
$67,000,000	0.00%, due 12/11/14	$66,999,724
13,000,000	0.00%, due 01/15/15	12,999,269
43,000,000	0.00%, due 01/29/15	42,998,661
40,000,000	0.00%, due 05/14/15	39,988,159
45,000,000	0.00%, due 10/15/15	44,959,275
	Total U.S. Government & Agency Securities (Cost $207,948,450)	207,945,088
	Repurchase Agreements (a)(b) — 74.6%
195,084,533	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $195,085,600	195,084,533
	Total Repurchase Agreements (Cost $195,084,533)	195,084,533
	Total Investment Securities (Cost $403,032,983) — 154.2%	403,029,621
	Liabilities in excess of other assets — (54.2%)	(141,668,013)
	Net Assets — 100.0%	$261,361,608

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $202,347,298.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,362)
Net unrealized depreciation	$(3,362)
Federal income tax cost of investments	$403,032,983

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	37	12/19/14	$3,210,305	$(48,555)

Cash collateral in the amount of $146,520 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT QQQ® SQQQ :: 75

Swap Agreements1

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(82,101,950)	11/06/15	Bank of America, N.A.	(0.36)%	NASDAQ-100 Index®	$(38,293,293)	$38,293,293	$—	$—
(60,724,423)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	(21,537,147)	21,487,056	—	(50,091)
(7,799,524)	11/06/15	Credit Suisse International	(0.26)%	NASDAQ-100 Index®	(1,673,214)	1,673,214	—	—
(53,569,104)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(7,473,364)
(3,940,884)	11/06/15	Deutsche Bank AG	(0.07)%	PowerShares QQQ TrustSM, Series 1	(793,989)
(57,509,988)					(8,267,353)	6,686,353	1,581,000	—
(250,699,289)	01/06/15	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(20,370,277)
(153,322)	12/07/15	Goldman Sachs International	(0.12)%	PowerShares QQQ TrustSM, Series 1	(6,237)
(250,852,611)					(20,376,514)	20,376,514	—	—
(3,828,143)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	NASDAQ-100 Index®	(1,056,079)
(1,105,045)	11/06/15	Morgan Stanley & Co. International PLC	0.04%	PowerShares QQQ TrustSM, Series 1	(737,525)
(4,933,188)					(1,793,604)	1,793,604	—	—
(261,849,045)	11/06/15	Societe Generale	(0.31)%	NASDAQ-100 Index®	(44,090,431)	44,090,431	—	—
(55,164,821)	01/06/15	UBS AG	(0.26)%	NASDAQ-100 Index®	(7,082,549)	7,082,549	—	—
$(780,935,550)					$(143,114,105)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
See accompanying notes to the financial statements.

76 :: SQQQ ULTRAPRO SHORT QQQ® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 80.1%
	U.S. Treasury Bills
$22,000,000	0.00%, due 12/04/14	$21,999,963
10,000,000	0.00%, due 12/18/14	9,999,880
55,000,000	0.00%, due 10/15/15	54,950,225
	Total U.S. Government & Agency Securities (Cost $86,952,960)	86,950,068
	Repurchase Agreements (a)(b) — 54.5%
59,166,036	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $59,166,359	59,166,036
	Total Repurchase Agreements (Cost $59,166,036)	59,166,036
	Total Investment Securities (Cost $146,118,996) — 134.6%	146,116,104
	Liabilities in excess of other assets — (34.6%)	(37,565,124)
	Net Assets — 100.0%	$108,550,980

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $39,477,730.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,892)
Net unrealized depreciation	$(2,892)
Federal income tax cost of investments	$146,118,996

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	8	12/19/14	$712,680	$(6,688)

Cash collateral in the amount of $34,320 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 77

Swap Agreements1

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,767,000)	11/06/15	Bank of America, N.A.	(0.36)%	Dow Jones Industrial AverageSM Index	$(4,072,599)	$4,072,599	$—	$—
(42,323,226)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM Index	(2,121,581)	2,082,330	—	(39,251)
(1,814,380)	11/06/15	Credit Suisse International	(0.26)%	Dow Jones Industrial AverageSM Index	(217,976)	205,997	—	(11,979)
(2,892,081)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(356,134)
(716,053)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM Index	(182,415)
(3,608,134)					(538,549)	538,549	—	—
(4,310,178)	12/07/15	Goldman Sachs International	(0.24)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(78,121)
(60,473)	12/07/15	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM Index	(60,897)
(4,370,651)					(139,018)	139,018	—	—
(62,917,339)	11/07/16	Morgan Stanley & Co. International PLC	(0.16)%	Dow Jones Industrial AverageSM Index	(721,430)	618,426	—	(103,004)
(205,514,484)	11/06/15	Societe Generale	(0.34)%	Dow Jones Industrial AverageSM Index	(28,184,290)	28,184,290	—	—
(676,261)	01/06/15	UBS AG	(0.26)%	Dow Jones Industrial AverageSM Index	(475,520)	399,629	—	(75,891)
$(324,991,475)					$(36,470,963)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

78 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 8.8%
	U.S. Treasury Bill
$400,000	0.00%, due 10/15/15	$399,638
	Total U.S. Government & Agency Security (Cost $399,675)	399,638
	Repurchase Agreements (a)(b) — 81.9%
3,748,580	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,748,601	3,748,580
	Total Repurchase Agreements (Cost $3,748,580)	3,748,580
	Total Investment Securities (Cost $4,148,255) — 90.7%	4,148,218
	Other assets less liabilities — 9.3%	426,595
	Net Assets — 100.0%	$4,574,813

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $39,963.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(37)
Net unrealized depreciation	$(37)
Federal income tax cost of investments	$4,148,255

See accompanying notes to the financial statements.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	7	12/19/14	$1,009,120	$(5,720)

Cash collateral in the amount of $51,590 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 79

Swap Agreements1

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(176,431)	11/06/15	Bank of America, N.A.	(0.06)%	S&P MidCap 400® Index	$(127,876)	$—	$127,876	$—
(105,338)	01/06/15	Citibank, N.A.	(0.12)%	S&P MidCap 400® Index	(76,263)	—	76,263	—
(126,653)	11/06/15	Credit Suisse International	(0.16)%	S&P MidCap 400® Index	13,406	—	—	13,406
(484,634)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	14,163	—	—	14,163
(128,939)	12/07/15	Goldman Sachs International	0.18%	SPDR® S&P MidCap 400® ETF Trust	(1,274)	—	1,274	—
(4,745,873)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	S&P MidCap 400® Index	(1,578,171)	—	1,542,000	(36,171)
(6,946,271)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400® Index	(439,854)	39,963	399,000	(891)
$(12,714,139)					$(2,195,869)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

80 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.8%
	U.S. Treasury Bills
$17,000,000	0.00%, due 12/18/14	$16,999,759
5,000,000	0.00%, due 01/08/15	4,999,802
20,000,000	0.00%, due 10/15/15	19,981,900
	Total U.S. Government & Agency Securities (Cost $41,982,601)	41,981,461
	Repurchase Agreements (a)(b) — 76.1%
65,453,086	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $65,453,445	65,453,086
	Total Repurchase Agreements (Cost $65,453,086)	65,453,086
	Total Investment Securities (Cost $107,435,687) — 124.9%	107,434,547
	Liabilities in excess of other assets — (24.9%)	(21,445,662)
	Net Assets — 100.0%	$85,988,885

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $22,497,167.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,140)
Net unrealized depreciation	$(1,140)
Federal income tax cost of investments	$107,435,687

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	140	12/19/14	$16,413,600	$51,212

Cash collateral in the amount of $785,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 81

Swap Agreements1

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(21,395,553)	01/06/16	Bank of America, N.A.	0.34%	Russell 2000® Index	$(3,007,384)	$3,007,384	$—	$—
(31,867,708)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(808,900)	808,900	—	—
(557,121)	11/06/15	Credit Suisse International	0.39%	Russell 2000® Index	(44,723)	44,723	—	—
(1,350,042)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	61,667
(1,020,064)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(155,406)
(2,370,106)					(93,739)	93,739	—	—
(633,846)	12/07/15	Goldman Sachs International	0.78%	Russell 2000® Index	(1,608)	—	1,608	—
(118,106,903)	01/06/16	Morgan Stanley & Co. International PLC	0.49%	Russell 2000® Index	(3,938,356)
(403,100)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 ETF	(1,053,333)
(118,510,003)					(4,991,689)	4,991,689	—	—
(6,132,782)	11/06/15	Societe Generale	0.74%	Russell 2000® Index	(2,898,431)	2,898,431	—	—
(60,098,987)	01/06/15	UBS AG	0.44%	Russell 2000® Index	(5,056,606)	5,056,606	—	—
$(241,566,106)					$(16,903,080)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

82 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 85.3%
	U.S. Treasury Bill
$500,000	0.00%, due 10/15/15	$499,548
	Total U.S. Government & Agency Security (Cost $499,573)	499,548
	Repurchase Agreements (a)(b) — 59.5%
348,532	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $348,533	348,532
	Total Repurchase Agreements (Cost $348,532)	348,532
	Total Investment Securities (Cost $848,105) — 144.8%	848,080
	Liabilities in excess of other assets — (44.8%)	(262,580)
	Net Assets — 100.0%	$585,500

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $227,789.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25)
Net unrealized depreciation	$(25)
Federal income tax cost of investments	$848,105

Swap Agreements1

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(30,534)	11/06/15	Credit Suisse International	(0.01)%	Russell 1000® Value Index	$(4,667)	$—	$—	$(4,667)
(152,477)	11/06/15	Deutsche Bank AG	0.18%	Russell 1000® Value Index	(48,566)
(55,307)	11/06/15	Deutsche Bank AG	0.08%	iShares® Russell 1000 Value ETF	(7,394)
(207,784)					(55,960)	55,960	—	—
(567,238)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Russell 1000® Value Index	(128,702)
(84,505)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® Russell 1000 Value ETF	(12,923)
(651,743)					(141,625)	—	—	(141,625)
(179,783)	11/06/15	Societe Generale	(0.06)%	Russell 1000® Value Index	(26,215)	26,215	—	—
(100,989)	01/06/15	UBS AG	(0.11)%	Russell 1000® Value Index	(13,638)	13,638	—	—
$(1,170,833)					$(242,105)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT RUSSELL1000 VALUE SJF :: 83

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.3%
	U.S. Treasury Bills
$370,000	0.00%, due 05/21/15	$369,886
800,000	0.00%, due 10/15/15	799,276
	Total U.S. Government & Agency Securities (Cost $1,169,214)	1,169,162
	Repurchase Agreements (a)(b) — 64.8%
829,389	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $829,394	829,389
	Total Repurchase Agreements (Cost $829,389)	829,389
	Total Investment Securities (Cost $1,998,603) — 156.1%	1,998,551
	Liabilities in excess of other assets — (56.1%)	(718,445)
	Net Assets — 100.0%	$1,280,106

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $635,410.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(52)
Net unrealized depreciation	$(52)
Federal income tax cost of investments	$1,998,603

Swap Agreements1

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(75,169)	11/06/15	Credit Suisse International	0.04%	Russell 1000® Growth Index	$(15,161)	$—	$—	$(15,161)
(344,023)	11/06/15	Deutsche Bank AG	0.18%	Russell 1000® Growth Index	(125,743)
(10,165)	11/06/15	Deutsche Bank AG	0.08%	iShares® Russell 1000 Growth ETF	(1,513)
(354,188)					(127,256)	100,906	—	(26,350)
(31,486)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® Russell 1000 Growth ETF	(7,327)
(9,280)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Russell 1000® Growth Index	(53,352)
(40,766)					(60,679)	—	—	(60,679)
(2,047,058)	11/06/15	Societe Generale	(0.06)%	Russell 1000® Growth Index	(747,673)	487,673	260,000	—
(43,699)	01/06/15	UBS AG	(0.11)%	Russell 1000® Growth Index	(6,298)	6,298	—	—
$(2,560,880)					$(957,067)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

84 :: SFK ULTRASHORT RUSSELL1000 GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 57.8%
$269,782	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $269,783	$269,782
	Total Repurchase Agreements (Cost $269,782)	269,782
	Total Investment Securities (Cost $269,782) † — 57.8%	269,782
	Other assets less liabilities — 42.2%	196,979
	Net Assets — 100.0%	$466,761

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(64,959)	11/06/15	Credit Suisse International	0.14%	Russell Midcap® Value Index	$(7,108)	$—	$—	$(7,108)
(545,687)	11/06/15	Deutsche Bank AG	0.28%	Russell Midcap® Value Index	(70,323)
(24,935)	11/06/15	Deutsche Bank AG	0.38%	iShares® Russell Mid-Cap Value ETF	(3,608)
(570,622)					(73,931)	—	73,931	—
(209,153)	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Russell Midcap® Value Index	(92,097)
(38,185)	11/06/15	Morgan Stanley & Co. International PLC	0.44%	iShares® Russell Mid-Cap Value ETF	(5,801)
(247,338)					(97,898)	—	19,564	(78,334)
(32,829)	11/06/15	Societe Generale	0.09%	Russell Midcap® Value Index	(20,193)	—	20,193	—
(17,705)	01/06/15	UBS AG	(0.01)%	Russell Midcap® Value Index	(6,088)	—	6,088	—
$(933,453)					$(205,218)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT RUSSELL MIDCAP VALUE SJL :: 85

Principal Amount		Value
	Repurchase Agreements (a) — 68.9%
$472,317	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $472,318	$472,317
	Total Repurchase Agreements (Cost $472,317)	472,317
	Total Investment Securities (Cost $472,317) † — 68.9%	472,317
	Other assets less liabilities — 31.1%	213,005
	Net Assets — 100.0%	$685,322

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(70,511)	11/06/15	Credit Suisse International	0.14%	Russell Midcap® Growth Index	$(10,904)	$—	$—	$(10,904)
(431,029)	11/06/15	Deutsche Bank AG	0.28%	Russell Midcap® Growth Index	(139,436)
				iShares® Russell
(52,259)	11/06/15	Deutsche Bank AG	0.38%	Mid-Cap Growth ETF	(9,008)
(483,288)					(148,444)	—	78,645	(69,799)
(505,028)	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Russell Midcap® Growth Index	(140,892)
(45,015)	11/06/15	Morgan Stanley & Co. International PLC	0.44%	iShares® Russell Mid-Cap Growth ETF	(8,999)
(550,043)					(149,891)	—	117,981	(31,910)
(220,387)	11/06/15	Societe Generale	0.09%	Russell Midcap® Growth Index	(36,190)	—	36,190	—
(46,304)	01/06/15	UBS AG	(0.01)%	Russell Midcap® Growth Index	(6,973)	—	6,973	—
$(1,370,533)					$(352,402)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

86 :: SDK ULTRASHORT RUSSELL MIDCAP GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.1%
	U.S. Treasury Bill
$600,000	0.00%, due 10/15/15	$599,457
	Total U.S. Government & Agency Security (Cost $599,470)	599,457
	Repurchase Agreements (a)(b) — 87.6%
1,494,747	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,494,754	1,494,747
	Total Repurchase Agreements (Cost $1,494,747)	1,494,747
	Total Investment Securities (Cost $2,094,217) — 122.7%	2,094,204
	Liabilities in excess of other assets — (22.7%)	(388,015)
	Net Assets — 100.0%	$1,706,189

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $567,473.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13)
Net unrealized depreciation	$(13)
Federal income tax cost of investments	$2,094,217

Swap Agreements1

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(132,082)	11/06/15	Credit Suisse International	0.69%	Russell 2000® Value Index	$(10,649)	$—	$—	$(10,649)
(856,685)	11/06/15	Deutsche Bank AG	1.28%	Russell 2000® Value Index	(140,154)
(12,779)	11/06/15	Deutsche Bank AG	0.78%	iShares® Russell 2000 Value ETF	(625)
(869,464)					(140,779)	140,779	—	—
(1,481,878)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	Russell 2000® Value Index	(167,873)
(30,741)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 Value ETF	(2,302)
(1,512,619)					(170,175)	128,880	—	(41,295)
(806,882)	11/06/15	Societe Generale	0.44%	Russell 2000® Value Index	(41,895)	41,895	—	—
(91,646)	01/06/15	UBS AG	0.44%	Russell 2000® Value Index	(3,034)	3,034	—	—
$(3,412,693)					$(366,532)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT RUSSELL2000 VALUE SJH :: 87

Principal Amount		Value
	U.S. Government & Agency Security (a) — 45.2%
	U.S. Treasury Bill
$1,500,000	0.00%, due 10/15/15	$1,498,643
	Total U.S. Government & Agency Security (Cost $1,498,715)	1,498,643
	Repurchase Agreements (a)(b) — 96.8%
3,207,012	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,207,029	3,207,012
	Total Repurchase Agreements (Cost $3,207,012)	3,207,012
	Total Investment Securities (Cost $4,705,727) — 142.0%	4,705,655
	Liabilities in excess of other assets — (42.0%)	(1,392,903)
	Net Assets — 100.0%	$3,312,752

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,497,610.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(72)
Net unrealized depreciation	$(72)
Federal income tax cost of investments	$4,705,727

Swap Agreements1

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,888,427)	11/06/15	Bank of America, N.A.	0.34%	Russell 2000® Growth Index	$(377,307)	$179,833	$—	$(197,474)
(79,309)	11/06/15	Credit Suisse International	0.69%	Russell 2000® Growth Index	(7,319)	—	—	(7,319)
				Russell 2000®
(2,690,480)	11/06/15	Deutsche Bank AG	1.48%	Growth Index	(555,831)
(26,317)	11/06/15	Deutsche Bank AG	1.28%	iShares® Russell 2000 Growth ETF	(1,777)
(2,716,797)					(557,608)	557,608	—	—
(826,416)	11/06/15	Morgan Stanley & Co. International PLC	0.84%	Russell 2000® Growth Index	(312,090)
(67,752)	11/06/15	Morgan Stanley & Co. International PLC	1.09%	iShares® Russell 2000 Growth ETF	(14,994)
(894,168)					(327,084)	325,698	—	(1,386)
(844,122)	11/06/15	Societe Generale	0.44%	Russell 2000® Growth Index	(86,980)	86,980	—	—
(202,989)	01/06/15	UBS AG	0.44%	Russell 2000® Growth Index	(13,680)	13,680	—	—
$(6,625,812)					$(1,369,978)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

88 :: SKK ULTRASHORT RUSSELL2000 GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT RUSSELL2000 GROWTH SKK :: 89

Principal Amount		Value
	U.S. Government & Agency Security (a) — 63.3%
	U.S. Treasury Bill
$800,000	0.00%, due 10/15/15	$799,276
	Total U.S. Government & Agency Security (Cost $799,322)	799,276
	Repurchase Agreements (a)(b) — 49.4%
624,307	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $624,309	624,307
	Total Repurchase Agreements (Cost $624,307)	624,307
	Total Investment Securities (Cost $1,423,629) — 112.7%	1,423,583
	Liabilities in excess of other assets — (12.7%)	(160,860)
	Net Assets — 100.0%	$1,262,723

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $303,718.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(46)
Net unrealized depreciation	$(46)
Federal income tax cost of investments	$1,423,629

Swap Agreements1

Short Basic Materials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(144,144)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	$(14,036)	$—	$—	$(14,036)
(274,109)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	(2,197)	2,197	—	—
(191,223)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	(29,815)	29,815	—	—
(356,285)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Basic MaterialsSM Index	(51,577)	—	—	(51,577)
(245,458)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Basic MaterialsSM Index	(39,221)	19,982	—	(19,239)
(49,871)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	(2,834)	2,834	—	—
$(1,261,090)					$(139,680)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

90 :: SBM SHORT BASIC MATERIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.9%
	U.S. Treasury Bills
$4,000,000	0.00%, due 01/15/15	$3,999,880
12,270,000	0.00%, due 09/17/15	12,260,110
	Total U.S. Government & Agency Securities (Cost $16,263,186)	16,259,990
	Repurchase Agreements (a)(b) — 29.9%
6,158,036	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $6,158,069	6,158,036
	Total Repurchase Agreements (Cost $6,158,036)	6,158,036
	Total Investment Securities (Cost $22,421,222) — 108.8%	22,418,026
	Liabilities in excess of other assets — (8.8%)	(1,819,951)
	Net Assets — 100.0%	$20,598,075

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $4,171,754.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,196)
Net unrealized depreciation	$(3,196)
Federal income tax cost of investments	$22,421,222

Swap Agreements1

Short Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(387,270)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. FinancialsSM Index	$(297,071)	$259,791	$—	$(37,280)
(12,994,081)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. FinancialsSM Index	(146,477)	8,477	138,000	—
(198,928)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(56,546)	56,546	—	—
(468,200)	12/07/15	Goldman Sachs International	(0.37)%	Dow Jones U.S. FinancialsSM Index	(5,246)	5,246	—	—
(491,490)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. FinancialsSM Index	(230,362)	137,998	—	(92,364)
(5,239,407)	11/06/15	Societe Generale	(0.01)%	Dow Jones U.S. FinancialsSM Index	(1,167,871)	1,162,063	—	(5,808)
(800,342)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. FinancialsSM Index	(13,507)	13,507	—	—
$(20,579,718)					$(1,917,080)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT FINANCIALS SEF :: 91

Principal Amount		Value
	Repurchase Agreements (a) — 76.0%
$1,497,087	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,497,094	$1,497,087
	Total Repurchase Agreements (Cost $1,497,087)	1,497,087
	Total Investment Securities (Cost $1,497,087) † — 76.0%	1,497,087
	Other assets less liabilities — 24.0%	472,960
	Net Assets — 100.0%	$1,970,047

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Oil & Gas had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(181,006)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Oil & GasSM Index	$7,594	$—	$—	$7,594
(227,416)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Oil & GasSM Index	20,628	—	—	20,628
(131,536)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Oil & GasSM Index	935	—	—	935
(86,880)	12/07/15	Goldman Sachs International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	7,881	—	—	7,881
(488,088)	11/06/15	Morgan Stanley & Co. International PLC	(0.06)%	Dow Jones U.S. Oil & GasSM Index	20,258	—	—	20,258
(182,226)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Oil & GasSM Index	(29,805)	—	29,805	—
(670,929)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Oil & GasSM Index	58,902	—	—	58,902
$(1,968,081)					$86,393

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

92 :: DDG SHORT OIL & GAS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.2%
	U.S. Treasury Bill
$4,000,000	0.00%, due 01/15/15	$3,999,775
	Total U.S. Government & Agency Security (Cost $3,999,775)	3,999,775
	Repurchase Agreements (a)(b) — 103.1%
11,728,997	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $11,729,061	11,728,997
	Total Repurchase Agreements (Cost $11,728,997)	11,728,997
	Total Investment Securities (Cost $15,728,772) † — 138.3%	15,728,772
	Liabilities in excess of other assets — (38.3%)	(4,354,113)
	Net Assets — 100.0%	$11,374,659

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $3,353,958.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Real Estate had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,098,930)	11/06/15	Bank of America, N.A.	(0.21)%	Dow Jones U.S. Real EstateSM Index	$(1,181,200)	$—	$1,091,000	$(90,200)
(5,643,070)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Real EstateSM Index	(158,427)	158,427	—	—
(469,745)	11/06/15	Deutsche Bank AG	0.48%	Dow Jones U.S. Real EstateSM Index	(294,083)	—	294,083	—
(239,604)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Real EstateSM Index	(101,577)	—	—	(101,577)
(3,222,455)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Real EstateSM Index	(1,917,043)	1,769,978	—	(147,065)
(687,533)	12/07/15	UBS AG	0.09%	Dow Jones U.S. Real EstateSM Index	(27,804)	27,804	—	—
$(11,361,337)					$(3,680,134)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT REAL ESTATE REK :: 93

Principal Amount		Value
	Repurchase Agreements (a) — 50.6%
$705,920	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $705,924	$705,920
	Total Repurchase Agreements (Cost $705,920)	705,920
	Total Investment Securities (Cost $705,920) † — 50.6%	705,920
	Other assets less liabilities — 49.4%	689,079
	Net Assets — 100.0%	$1,394,999

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short KBW Regional Banking had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,677)	11/06/15	Bank of America, N.A.	0.19%	KBW Regional Banking IndexSM	$152,773	$—	$—	$152,773
(212,519)	11/06/15	Deutsche Bank AG	0.58%	KBW Regional Banking IndexSM	(28,716)	—	28,716	—
(114,926)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	KBW Regional Banking IndexSM	(6,521)	—	6,521	—
(663,450)	11/06/15	Societe Generale	0.09%	KBW Regional Banking IndexSM	(1,156)	—	1,156	—
(393,680)	12/07/15	UBS AG	(0.01)%	KBW Regional Banking IndexSM	4,825	—	—	4,825
$(1,393,252)					$121,205

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

94 :: KRS SHORT KBW REGIONAL BANKING :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 90.9%
	U.S. Treasury Bills
$4,000,000	0.00%, due 01/15/15	$3,999,880
9,000,000	0.00%, due 10/15/15	8,991,855
	Total U.S. Government & Agency Securities (Cost $12,992,208)	12,991,735
	Repurchase Agreements (a)(b) — 26.2%
3,736,205	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,736,226	3,736,205
	Total Repurchase Agreements (Cost $3,736,205)	3,736,205
	Total Investment Securities (Cost $16,728,413) — 117.1%	16,727,940
	Liabilities in excess of other assets — (17.1%)	(2,441,416)
	Net Assets — 100.0%	$14,286,524

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $6,310,531.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(473)
Net unrealized depreciation	$(473)
Federal income tax cost of investments	$16,728,413

Swap Agreements1

UltraShort Basic Materials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(7,397,965)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	$(1,315,316)	$1,035,316	$280,000	$—
(10,988,355)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	59,464	—	—	59,464
(4,109,728)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	(806,849)	806,849	—	—
(1,510,036)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Basic MaterialsSM Index	(526,004)	254,004	272,000	—
(1,230,391)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Basic MaterialsSM Index	(137,816)	30,000	—	(107,816)
(3,338,618)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	(231,619)	231,619	—	—
$(28,575,093)					$(2,958,140)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT BASIC MATERIALS SMN :: 95

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.5%
	U.S. Treasury Bill
$10,000,000	0.00%, due 10/15/15	$9,990,950
	Total U.S. Government & Agency Security (Cost $9,991,432)	9,990,950
	Repurchase Agreements (a)(b) — 114.4%
55,893,549	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $55,893,855	55,893,549
	Total Repurchase Agreements (Cost $55,893,549)	55,893,549
	Total Investment Securities (Cost $65,884,981) — 134.9%	65,884,499
	Liabilities in excess of other assets — (34.9%)	(17,039,483)
	Net Assets — 100.0%	$48,845,016

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $9,376,295.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(482)
Net unrealized depreciation	$(482)
Federal income tax cost of investments	$65,884,981

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(26,190,959)	11/06/15	Bank of America, N.A.	0.14%	NASDAQ Biotechnology Index®	$(10,745,385)
(14,432)	11/06/15	Bank of America, N.A.	0.62%	iShares® Nasdaq Biotechnology ETF	(3,972)
(26,205,391)					(10,749,357)	$1,506,357	$9,243,000	$—
(30,168)	12/07/15	Citibank, N.A.	0.88%	NASDAQ Biotechnology Index®	(1,078)	—	1,078	—
(2,081,847)	12/07/15	Credit Suisse International	0.54%	NASDAQ Biotechnology Index®	(74,017)	74,017	—	—
(6,249,837)	11/06/15	Deutsche Bank AG	0.68%	NASDAQ Biotechnology Index®	(4,652,049)	672,049	3,980,000	—
(127,068)	11/06/15	Morgan Stanley & Co. International PLC	0.44%	NASDAQ Biotechnology Index®	(34,988)
(57,026)	11/06/15	Morgan Stanley & Co. International PLC	0.94%	iShares® Nasdaq Biotechnology ETF	(15,079)
(184,094)					(50,067)	—	30,000	(20,067)
(42,211,889)	11/06/15	Societe Generale	0.59%	NASDAQ Biotechnology Index®	(15,882,778)	5,056,778	10,826,000	—
(20,731,536)	12/07/15	UBS AG	0.34%	NASDAQ Biotechnology Index®	(1,085,846)	101,552	984,294	—
$(97,694,762)					$(32,495,192)

See accompanying notes to the financial statements.

96 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 97

Principal Amount		Value
	Repurchase Agreements (a) — 92.6%
$1,495,843	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,495,850	$1,495,843
	Total Repurchase Agreements (Cost $1,495,843)	1,495,843
	Total Investment Securities (Cost $1,495,843) † — 92.6%	1,495,843
	Other assets less liabilities — 7.4%	120,209
	Net Assets — 100.0%	$1,616,052

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,763,792)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. Consumer GoodsSM Index	$(945,113)
(12,544)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Consumer Goods ETF	(1,608)
(1,776,336)					(946,721)	$—	$790,005	$(156,716)
(8,126)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Consumer GoodsSM Index	(1,883)	—	—	(1,883)
(234,824)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. Consumer GoodsSM Index	(113,132)	—	113,132	—
(410,957)	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Dow Jones U.S. Consumer GoodsSM Index	(123,513)
(14,818)	11/06/15	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Consumer Goods ETF	(1,943)
(425,775)					(125,456)	—	55,010	(70,446)
(184,257)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Consumer GoodsSM Index	(146,798)	—	146,798	—
(605,795)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Consumer GoodsSM Index	(19,844)	—	19,844	—
$(3,235,113)					$(1,353,834)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

98 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 53.7%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,996,380
	Total U.S. Government & Agency Security (Cost $3,996,573)	3,996,380
	Repurchase Agreements (a)(b) — 81.8%
6,097,602	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $6,097,635	6,097,602
	Total Repurchase Agreements (Cost $6,097,602)	6,097,602
	Total Investment Securities (Cost $10,094,175) — 135.5%	10,093,982
	Liabilities in excess of other assets — (35.5%)	(2,642,283)
	Net Assets — 100.0%	$7,451,699

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $2,518,662.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(193)
Net unrealized depreciation	$(193)
Federal income tax cost of investments	$10,094,175

Swap Agreements1

UltraShort Consumer Services had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(921,683)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. Consumer ServicesSM Index	$(575,316)
(16,002)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Consumer Services ETF	(2,227)
(937,685)					(577,543)	$539,499	$—	$(38,044)
(174,338)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Consumer ServicesSM Index	(9,192)	—	—	(9,192)
(4,429,887)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. Consumer ServicesSM Index	(707,699)	666,381	—	(41,318)
(2,084,900)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	Dow Jones U.S. Consumer ServicesSM Index	(558,941)
(7,828)	11/06/15	Morgan Stanley & Co. International PLC	0.84%	iShares® U.S. Consumer Services ETF	(1,123)
(2,092,728)					(560,064)	462,571	—	(97,493)
(3,923,397)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Consumer ServicesSM Index	(595,035)	563,477	—	(31,558)
(3,349,075)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Consumer ServicesSM Index	(164,841)	164,841	—	—
$(14,907,110)					$(2,614,374)
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 99

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

100 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 104.5%
	U.S. Treasury Bills
$13,000,000	0.00%, due 12/04/14	$12,999,966
5,000,000	0.00%, due 12/11/14	4,999,944
15,000,000	0.00%, due 01/08/15	14,999,367
31,000,000	0.00%, due 10/15/15	30,971,945
	Total U.S. Government & Agency Securities (Cost $63,972,989)	63,971,222
	Repurchase Agreements (a)(b) — 24.6%
15,061,379	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $15,061,461	15,061,379
	Total Repurchase Agreements (Cost $15,061,379)	15,061,379
	Total Investment Securities (Cost $79,034,368) — 129.1%	79,032,601
	Liabilities in excess of other assets — (29.1%)	(17,814,392)
	Net Assets — 100.0%	$61,218,209

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $30,470,588.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,767)
Net unrealized depreciation	$(1,767)
Federal income tax cost of investments	$79,034,368

Swap Agreements1

UltraShort Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(7,911,053)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. FinancialsSM Index	$(6,204,142)	$6,204,142	$—	$—
(25,240,878)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. FinancialsSM Index	(333,070)	333,070	—	—
(1,512,436)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(482,191)	398,996	—	(83,195)
(44,654,410)	12/07/15	Goldman Sachs International	(0.37)%	Dow Jones U.S. FinancialsSM Index	(500,351)	500,351	—	—
(6,420,825)	01/06/16	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. FinancialsSM Index	(138,994)	138,994	—	—
(31,080,063)	11/06/15	Societe Generale	(0.01)%	Dow Jones U.S. FinancialsSM Index	(4,774,578)	4,774,578	—	—
(5,619,224)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. FinancialsSM Index	(67,237)	67,237	—	—
$(122,438,889)					$(12,500,563)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 101

Principal Amount		Value
	U.S. Government & Agency Security (a) — 68.7%
	U.S. Treasury Bill
$2,000,000	0.00%, due 10/15/15	$1,998,190
	Total U.S. Government & Agency Security (Cost $1,998,286)	1,998,190
	Repurchase Agreements (a)(b) — 84.2%
2,445,425	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,445,438	2,445,425
	Total Repurchase Agreements (Cost $2,445,425)	2,445,425
	Total Investment Securities (Cost $4,443,711) — 152.9%	4,443,615
	Liabilities in excess of other assets — (52.9%)	(1,537,805)
	Net Assets — 100.0%	$2,905,810

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,163,919.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(96)
Net unrealized depreciation	$(96)
Federal income tax cost of investments	$4,443,711

Swap Agreements1

UltraShort Health Care had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(885,612)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. Health CareSM Index	$(237,428)
(7,563)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Healthcare ETF	(1,659)
(893,175)					(239,087)	$—	$—	$(239,087)
(63,475)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Health CareSM Index	(1,702)	—	—	(1,702)
(1,628,851)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Health CareSM Index	(559,588)	419,610	—	(139,978)
(505,542)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Health CareSM Index	(530,368)
(9,535)	11/06/15	Morgan Stanley & Co. International PLC	0.64%	iShares® U.S. Healthcare ETF	(2,113)
(515,077)					(532,481)	476,558	—	(55,923)
(197,261)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Health CareSM Index	(111,055)	9,991	—	(101,064)
(2,509,056)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Health CareSM Index	(73,016)	73,016	—	—
$(5,806,895)					$(1,516,929)

See accompanying notes to the financial statements.

102 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 103

Principal Amount		Value
	U.S. Government & Agency Security (a) — 63.2%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,997,285
	Total U.S. Government & Agency Security (Cost $2,997,482)	2,997,285
	Repurchase Agreements (a)(b) — 79.2%
3,756,122	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,756,143	3,756,122
	Total Repurchase Agreements (Cost $3,756,122)	3,756,122
	Total Investment Securities (Cost $6,753,604) — 142.4%	6,753,407
	Liabilities in excess of other assets — (42.4%)	(2,011,393)
	Net Assets — 100.0%	$4,742,014

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $2,215,943.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(197)
Net unrealized depreciation	$(197)
Federal income tax cost of investments	$6,753,604

Swap Agreements1

UltraShort Industrials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(395,848)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. IndustrialsSM Index	$(74,217)
(15,834)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Industrials ETF	(1,680)
(411,682)					(75,897)	$—	$—	$(75,897)
(33,807)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. IndustrialsSM Index	(411)	—	—	(411)
(2,594,680)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. IndustrialsSM Index	(737,725)	737,725	—	—
(18,839)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. IndustrialsSM Index	(13,633)
(15,480)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Industrials ETF	(1,606)
(34,319)					(15,239)	15,239	—	—
(6,196,380)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. IndustrialsSM Index	(1,147,143)	1,147,143	—	—
(212,537)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. IndustrialsSM Index	(9,882)	9,882	—	—
$(9,483,405)					$(1,986,297)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

104 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 105

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.8%
	U.S. Treasury Bills
$20,000,000	0.00%, due 05/14/15	$19,994,080
15,000,000	0.00%, due 10/15/15	14,986,425
	Total U.S. Government & Agency Securities (Cost $34,982,045)	34,980,505
	Repurchase Agreements (a)(b) — 26.6%
14,770,253	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $14,770,334	14,770,253
	Total Repurchase Agreements (Cost $14,770,253)	14,770,253
	Total Investment Securities (Cost 49,752,298) — 89.4%	49,750,758
	Other assets less liabilities — 10.6%	5,876,881
	Net Assets — 100.0%	$55,627,639

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $6,230,216.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,540)
Net unrealized depreciation	$(1,540)
Federal income tax cost of investments	$49,752,298

Swap Agreements1

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(5,511,212)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Oil & GasSM Index	$(534,971)
(6,365)	11/06/15	Bank of America, N.A.	0.40%	iShares® U.S. Energy ETF	452
(5,517,577)					(534,519)	$—	$534,519	$—
(359,262)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Oil & GasSM Index	32,586	—	—	32,586
(12,856,823)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Oil & GasSM Index	198,616	—	(4)	198,612
(3,038,331)	12/07/15	Goldman Sachs International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	275,621	—	—	275,621
(48,125,050)	11/06/15	Morgan Stanley & Co. International PLC	(0.06)%	Dow Jones U.S. Oil & GasSM Index	(1,168,081)
(15,832)	11/07/16	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Energy ETF	1,429
(48,140,882)					(1,166,652)	1,166,652	—	—
(1,476,119)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Oil & GasSM Index	(990,482)	—	990,482	—
(39,925,125)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. Oil & GasSM Index	3,348,825	(513,329)	—	2,835,496
$(111,314,119)					$1,163,995

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

106 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 107

Principal Amount		Value
	U.S. Government & Agency Security (a) — 88.8%
	U.S. Treasury Bill
$30,000,000	0.00%, due 10/15/15	$29,972,850
	Total U.S. Government & Agency Security (Cost $29,974,913)	29,972,850
	Repurchase Agreements (a)(b) — 20.2%
6,832,821	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $6,832,858	6,832,821
	Total Repurchase Agreements (Cost $6,832,821)	6,832,821
	Total Investment Securities (Cost $36,807,734) — 109.0%	36,805,671
	Liabilities in excess of other assets — (9.0%)	(3,050,780)
	Net Assets — 100.0%	$33,754,891

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $3,539,714.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,063)
Net unrealized depreciation	$(2,063)
Federal income tax cost of investments	$36,807,734

Swap Agreements1

UltraShort Real Estate had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(10,391,944)	11/06/15	Bank of America, N.A.	(0.21)%	Dow Jones U.S. Real EstateSM Index	$(3,555,821)
(73,726)	11/06/15	Bank of America, N.A.	0.25%	iShares® U.S. Real Estate ETF	(15,461)
(10,465,670)					(3,571,282)	$299,282	$3,272,000	$—
(616,858)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Real EstateSM Index	(33,355)	33,355	—	—
(955,134)	11/06/15	Deutsche Bank AG	0.48%	Dow Jones U.S. Real EstateSM Index	(721,695)	—	710,000	(11,695)
(3,146,747)	12/07/15	Goldman Sachs International	(0.27)%	Dow Jones U.S. Real EstateSM Index	(74,049)	74,049	—	—
(16,887,842)	01/06/16	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Real EstateSM Index	(402,916)
(63,976)	11/06/15	Morgan Stanley & Co. International PLC	0.94%	iShares® U.S. Real Estate ETF	(13,763)
(16,951,818)					(416,679)	282,738	81,000	(52,941)
(25,792,141)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Real EstateSM Index	(6,890,869)	1,312,869	5,578,000	—
(9,586,338)	12/07/15	UBS AG	0.09%	Dow Jones U.S. Real EstateSM Index	(286,705)	235,781	—	(50,924)
$(67,514,706)					$(11,994,634)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are

See accompanying notes to the financial statements.

108 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 109

Principal Amount		Value
	U.S. Government & Agency Security (a) — 108.6%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,996,380
	Total U.S. Government & Agency Security (Cost $3,996,590)	3,996,380
	Repurchase Agreements (a)(b) — 87.8%
3,230,145	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,230,162	3,230,145
	Total Repurchase Agreements (Cost $3,230,145)	3,230,145
	Total Investment Securities (Cost $7,226,735) — 196.4%	7,226,525
	Liabilities in excess of other assets — (96.4%)	(3,547,705)
	Net Assets — 100.0%	$3,678,820

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $3,366,874.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(210)
Net unrealized depreciation	$(210)
Federal income tax cost of investments	$7,226,735

Swap Agreements1

UltraShort Semiconductors had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,421,604)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. SemiconductorsSM Index	$(1,729,564)	$1,720,403	$—	$(9,161)
(22,958)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. SemiconductorsSM Index	(1,618)	—	—	(1,618)
(671,784)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones U.S. SemiconductorsSM Index	(397,914)	396,632	—	(1,282)
(1,259,119)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. SemiconductorsSM Index	(667,246)	572,468	—	(94,778)
(1,608,688)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. SemiconductorsSM Index	(702,320)	595,447	—	(106,873)
(373,195)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. SemiconductorsSM Index	(26,295)	26,295	—	—
$(7,357,348)					$(3,524,957)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

110 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 111

Principal Amount		Value
	U.S. Government & Agency Security (a) — 80.6%
	U.S. Treasury Bill
$4,500,000	0.00%, due 10/15/15	$4,495,927
	Total U.S. Government & Agency Security (Cost $4,496,254)	4,495,927
	Repurchase Agreements (a)(b) — 65.4%
3,650,933	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,650,952	3,650,933
	Total Repurchase Agreements (Cost $3,650,933)	3,650,933
	Total Investment Securities (Cost $8,147,187) — 146.0%	8,146,860
	Liabilities in excess of other assets — (46.0%)	(2,566,575)
	Net Assets — 100.0%	$5,580,285

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $2,443,731.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(327)
Net unrealized depreciation	$(327)
Federal income tax cost of investments	$8,147,187

Swap Agreements1

UltraShort Technology had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,878,788)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. TechnologySM Index	$(308,931)
(13,626)	11/06/15	Bank of America, N.A.	0.30%	iShares® U.S. Technology ETF	(2,836)
(1,892,414)					(311,767)	$259,759	$—	$(52,008)
(362,036)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. TechnologySM Index	(15,722)	—	—	(15,722)
(526,770)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. TechnologySM Index	(211,279)	146,863	—	(64,416)
(55,579)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. TechnologySM Index	(11,734)
(9,628)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Technology ETF	(1,988)
(65,207)					(13,722)	9,991	—	(3,731)
(5,334,187)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. TechnologySM Index	(1,839,144)	1,814,316	—	(24,828)
(2,976,772)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. TechnologySM Index	(151,194)	151,194	—	—
$(11,157,386)					$(2,542,828)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

112 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 113

Principal Amount		Value
	Repurchase Agreements (a) — 81.9%
$113,600	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $113,600	$113,600
	Total Repurchase Agreements (Cost $113,600)	113,600
	Total Investment Securities (Cost $113,600) † — 81.9%	113,600
	Other assets less liabilities — 18.1%	25,112
	Net Assets — 100.0%	$138,712

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Telecommunications had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(56,184)	11/06/15	Bank of America, N.A.	0.19%	Dow Jones U.S. Select TelecommunicationsSM Index	$(52,701)
(6,542)	11/06/15	Bank of America, N.A.	0.65%	iShares® U.S. Telecommunications ETF	(951)
(62,726)					(53,652)	$—	$—	$(53,652)
(12,580)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. Select TelecommunicationsSM Index	(843)	—	—	(843)
(3,451)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Select TelecommunicationsSM Index	(2,862)	—	2,862	—
(10,356)	11/06/15	Morgan Stanley & Co. International PLC	0.64%	iShares® U.S. Telecommunications ETF	(1,080)
(9,943)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Select TelecommunicationsSM Index	(18,389)
(20,299)					(19,469)	—	18,352	(1,117)
(137,170)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Select TelecommunicationsSM Index	(68,728)	—	60,202	(8,526)
(41,393)	12/07/15	UBS AG	0.24%	Dow Jones U.S. Select TelecommunicationsSM Index	(1,372)	—	1,372	—
$(277,619)					$(146,926)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

114 :: TLL ULTRASHORT TELECOMMUNICATIONS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT TELECOMMUNICATIONS TLL :: 115

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.0%
	U.S. Treasury Bills
$1,700,000	0.00%, due 12/11/14	$1,699,993
1,500,000	0.00%, due 10/15/15	1,498,642
	Total U.S. Government & Agency Securities (Cost $3,198,721)	3,198,635
	Repurchase Agreements (a)(b) — 67.3%
3,910,188	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,910,209	3,910,188
	Total Repurchase Agreements (Cost $3,910,188)	3,910,188
	Total Investment Securities (Cost $7,108,909) — 122.3%	7,108,823
	Liabilities in excess of other assets — (22.3%)	(1,295,971)
	Net Assets — 100.0%	$5,812,852

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $2,101,864.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(86)
Net unrealized depreciation	$(86)
Federal income tax cost of investments	$7,108,909

Swap Agreements1

UltraShort Utilities had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,842,876)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. UtilitiesSM Index	$(823,321)	$823,321	$—	$—
(6,793,115)	12/07/15	Credit Suisse International	(0.26)%	Dow Jones U.S. UtilitiesSM Index	(45,384)	45,384	—	—
(160,961)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. UtilitiesSM Index	(54,949)	54,949	—	—
(111,975)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. UtilitiesSM Index	(36,969)	36,969	—	—
(717,285)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. UtilitiesSM Index	(299,222)	69,999	—	(229,223)
(1,006,363)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. UtilitiesSM Index	(13,122)	13,122	—	—
$(11,632,575)					$(1,272,967)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

116 :: SDP ULTRASHORT UTILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 100.7%
$3,323,318	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,323,336	$3,323,318
	Total Repurchase Agreements (Cost $3,323,318)	3,323,318
	Total Investment Securities (Cost $3,323,318) † — 100.7%	3,323,318
	Liabilities in excess of other assets — (0.7%)	(23,818)
	Net Assets — 100.0%	$3,299,500

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,690,700)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. FinancialsSM Index	$(640,395)
(7,862)	11/06/15	Bank of America, N.A.	0.30%	iShares® U.S. Financials ETF	(1,074)
(1,698,562)					(641,469)	$—	$540,003	$(101,466)
(48,541)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(16,218)
(29,471)	11/07/16	Deutsche Bank AG	0.48%	iShares® U.S. Financials ETF	(339)
(78,012)					(16,557)	—	16,557	—
(5,797,961)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. FinancialsSM Index	(1,077,355)
(17,966)	11/07/16	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Financials ETF	(202)
(5,815,927)					(1,077,557)	—	968,005	(109,552)
(1,363,628)	11/06/15	Societe Generale	(0.01)%	Dow Jones U.S. FinancialsSM Index	(166,703)	—	—	(166,703)
(938,921)	12/07/15	UBS AG	(0.06)%	Dow Jones U.S. FinancialsSM Index	(13,104)	—	13,104	—
$(9,895,050)					$(1,915,390)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO SHORT FINANCIALS FINZ :: 117

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.8%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/04/14	$4,999,987
5,000,000	0.00%, due 01/08/15	4,999,789
55,000,000	0.00%, due 01/15/15	54,997,525
16,000,000	0.00%, due 04/16/15	15,997,280
	Total U.S. Government & Agency Securities (Cost $80,994,883)	80,994,581
	Repurchase Agreements (a)(b) — 74.3%
201,717,109	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $201,718,212	201,717,109
	Total Repurchase Agreements (Cost $201,717,109)	201,717,109
	Total Investment Securities (Cost $282,711,992) — 104.1%	282,711,690
	Liabilities in excess of other assets — (4.1%)	(11,067,458)
	Net Assets — 100.0%	$271,644,232

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $39,089,730.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(302)
Net unrealized depreciation	$(302)
Federal income tax cost of investments	$282,711,992

Swap Agreements1,4

Short MSCI EAFE had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(135,473,758)	11/06/15	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	$(2,072,233)	$2,072,233	$—	$—
(23,633,310)	11/07/16	Deutsche Bank AG	0.38%	iShares® MSCI EAFE ETF	(235,055)	235,055	—	—
(94,377,158)	11/06/15	Goldman Sachs International	(0.12)%	iShares® MSCI EAFE ETF	74,082	—	—	74,082
(3,060,131)	11/07/16	Societe Generale	0.44%	iShares® MSCI EAFE ETF	(56,730)	56,730	—	—
(14,908,134)	11/06/15	UBS AG	0.24%	iShares® MSCI EAFE ETF	(310,030)	310,030	—	—
$(271,452,491)					$(2,599,966)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

118 :: EFZ SHORT MSCI EAFE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.0%
	U.S. Treasury Bills
$48,000,000	0.00%, due 12/04/14	$47,999,876
60,000,000	0.00%, due 01/08/15	59,997,467
60,000,000	0.00%, due 10/15/15	59,945,700
	Total U.S. Government & Agency Securities (Cost $167,946,463)	167,943,043
	Repurchase Agreements (a)(b) — 21.4%
41,887,397	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $41,887,625	41,887,397
	Total Repurchase Agreements (Cost $41,887,397)	41,887,397
	Total Investment Securities (Cost $209,833,860) — 107.4%	209,830,440
	Liabilities in excess of other assets — (7.4%)	(14,505,035)
	Net Assets — 100.0%	$195,325,405

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $34,967,905.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,420)
Net unrealized depreciation	$(3,420)
Federal income tax cost of investments	$209,833,860

Swap Agreements1,4

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,785,389)	11/06/15	Bank of America, N.A.	0.84%	iShares® MSCI Emerging Markets ETF	$(581,588)	$581,588	$—	$—
(20,587,486)	11/06/15	Credit Suisse International	0.44%	iShares® MSCI Emerging Markets ETF	(1,595,682)	1,595,682	—	—
(22,277,762)	11/06/15	Deutsche Bank AG	0.98%	iShares® MSCI Emerging Markets ETF	386,739	—	(250,002)	136,737
(52,660,354)	11/06/15	Goldman Sachs International	0.18%	iShares® MSCI Emerging Markets ETF	(8,918,748)	8,918,748	—	—
(3,777,033)	11/06/15	Morgan Stanley & Co. International PLC	0.84%	iShares® MSCI Emerging Markets ETF	52,867	—	—	52,867
(79,317,019)	11/07/16	Societe Generale	0.59%	iShares® MSCI Emerging Markets ETF	(1,058,654)	1,058,654	—	—
(13,951,398)	11/06/15	UBS AG	1.09%	iShares® MSCI Emerging Markets ETF	(1,324,961)	1,324,961	—	—
$(195,356,441)					$(13,040,027)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 119

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

120 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 56.3%
	U.S. Treasury Bill
$2,500,000	0.00%, due 10/15/15	$2,497,738
	Total U.S. Government & Agency Security (Cost $2,497,858)	2,497,738
	Repurchase Agreements (a)(b) — 43.0%
1,908,194	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,908,203	1,908,194
	Total Repurchase Agreements (Cost $1,908,194)	1,908,194
	Total Investment Securities (Cost $4,406,052) — 99.3%	4,405,932
	Other assets less liabilities — 0.7%	29,848
	Net Assets — 100.0%	$4,435,780

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $278,741.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(120)
Net unrealized depreciation	$(120)
Federal income tax cost of investments	$4,406,052

Swap Agreements1,4

Short FTSE China 50 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(454,439)	11/06/15	Bank of America, N.A.	0.84%	iShares® China Large-Cap ETF	$(17,867)	$—	$—	$(17,867)
(1,865,002)	11/07/16	Deutsche Bank AG	2.13%	iShares® China Large-Cap ETF	(70,603)	70,603	—	—
(1,046,398)	01/06/16	Goldman Sachs International	0.08%	iShares® China Large-Cap ETF	(25,148)	—	25,148	—
(215,884)	11/06/15	Societe Generale	0.84%	iShares® China Large-Cap ETF	(34,627)	9,991	—	(24,636)
(865,454)	11/07/16	UBS AG	1.59%	iShares® China Large-Cap ETF	(26,357)	26,357	—	—
$(4,447,177)					$(174,602)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 121

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.2%
	U.S. Treasury Bill
$2,000,000	0.00%, due 10/15/15	$1,998,190
	Total U.S. Government & Agency Security (Cost $1,998,286)	1,998,190
	Repurchase Agreements (a)(b) — 66.3%
3,768,412	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,768,433	3,768,412
	Total Repurchase Agreements (Cost $3,768,412)	3,768,412
	Total Investment Securities (Cost $5,766,698) — 101.5%	5,766,602
	Liabilities in excess of other assets — (1.5%)	(84,734)
	Net Assets — 100.0%	$5,681,868

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,057,019.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(96)
Net unrealized depreciation	$(96)
Federal income tax cost of investments	$5,766,698

Swap Agreements1,4

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(4,162,867)	11/06/15	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	$64,536	$—	$—	$64,536
(6,268,887)	11/06/15	Deutsche Bank AG	0.38%	iShares® MSCI EAFE ETF	(127,270)	69,270	58,000	—
(209,055)	11/06/15	Societe Generale	0.44%	iShares® MSCI EAFE ETF	(19,364)	—	19,364	—
(725,426)	11/06/15	UBS AG	0.24%	iShares® MSCI EAFE ETF	(76,375)	76,375	—	—
$(11,366,235)					$(158,473)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

122 :: EFU ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.8%
	U.S. Treasury Bills
$8,000,000	0.00%, due 12/04/14	$7,999,979
9,000,000	0.00%, due 01/15/15	8,999,550
20,000,000	0.00%, due 10/15/15	19,981,900
	Total U.S. Government & Agency Securities (Cost $36,982,569)	36,981,429
	Repurchase Agreements (a)(b) — 27.2%
11,883,386	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $11,883,452	11,883,386
	Total Repurchase Agreements (Cost $11,883,386)	11,883,386
	Total Investment Securities (Cost $48,865,955) — 112.0%	48,864,815
	Liabilities in excess of other assets — (12.0%)	(5,253,509)
	Net Assets — 100.0%	$43,611,306

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $15,352,518.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,140)
Net unrealized depreciation	$(1,140)
Federal income tax cost of investments	$48,865,955

Swap Agreements1,4

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(13,259,374)	11/06/15	Credit Suisse International	0.44%	iShares® MSCI Emerging Markets ETF	$(1,472,407)	$1,472,407	$—	$—
(24,535,221)	11/06/15	Deutsche Bank AG	0.98%	iShares® MSCI Emerging Markets ETF	(27,141)	27,141	—	—
(19,094,356)	11/06/15	Goldman Sachs International	0.18%	iShares® MSCI Emerging Markets ETF	(2,956,279)	2,956,279	—	—
(20,732,934)	11/07/16	Societe Generale	0.59%	iShares® MSCI Emerging Markets ETF	(276,725)	276,725	—	—
(9,432,980)	11/06/15	UBS AG	1.09%	iShares® MSCI Emerging Markets ETF	(464,462)	464,462	—	—
$(87,054,865)					$(5,197,014)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 123

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

124 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.7%
	U.S. Treasury Bills
$8,000,000	0.00%, due 12/04/14	$7,999,979
1,500,000	0.00%, due 12/11/14	1,499,989
7,000,000	0.00%, due 10/15/15	6,993,665
	Total U.S. Government & Agency Securities (Cost $16,494,059)	16,493,633
	Repurchase Agreements (a)(b) — 67.0%
25,855,677	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $25,855,818	25,855,677
	Total Repurchase Agreements (Cost $25,855,677)	25,855,677
	Total Investment Securities (Cost $42,349,736) — 109.7%	42,349,310
	Liabilities in excess of other assets — (9.7%)	(3,760,369)
	Net Assets — 100.0%	$38,588,941

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $9,993,759.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(426)
Net unrealized depreciation	$(426)
Federal income tax cost of investments	$42,349,736

Swap Agreements1,4

UltraShort FTSE Europe had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(9,567,756)	11/06/15	Credit Suisse International	2.34%	Vanguard® FTSE Europe ETF Shares	$(1,128,768)	$1,128,768	$—	$—
(19,720,783)	11/06/15	Deutsche Bank AG	2.73%	Vanguard® FTSE Europe ETF Shares	(1,750,069)	1,750,069	—	—
(4,807,319)	11/06/15	Goldman Sachs International	0.68%	Vanguard® FTSE Europe ETF Shares	(346,131)	346,131	—	—
(20,182,915)	11/07/16	Morgan Stanley & Co. International PLC	2.59%	Vanguard® FTSE Europe ETF Shares	(713,323)	713,323	—	—
(7,027,106)	11/07/16	Societe Generale	0.84%	Vanguard® FTSE Europe ETF Shares	(230,863)	156,863	74,000	—
(16,136,500)	11/07/16	UBS AG	0.34%	Vanguard® FTSE Europe ETF Shares	(461,693)	—	461,693	—
$(77,442,379)					$(4,630,847)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 125

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

126 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 64.4%
$1,469,010	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,469,017	$1,469,010
	Total Repurchase Agreements (Cost $1,469,010)	1,469,010
	Total Investment Securities (Cost $1,469,010) † — 64.4%	1,469,010
	Other assets less liabilities — 35.6%	810,668
	Net Assets — 100.0%	$2,279,678

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,654,972)	11/06/15	Credit Suisse International	0.59%	iShares® MSCI Pacific ex Japan ETF	$2,875	$—	$—	$2,875
(1,554,801)	11/07/16	Deutsche Bank AG	0.63%	iShares® MSCI Pacific ex Japan ETF	33,717	—	—	33,717
(418,376)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	iShares® MSCI Pacific ex Japan ETF	(23,365)	—	23,365	—
(229,856)	11/06/15	Societe Generale	0.44%	iShares® MSCI Pacific ex Japan ETF	(4,133)	—	4,133	—
(707,622)	11/07/16	UBS AG	0.59%	iShares® MSCI Pacific ex Japan ETF	11,070	—	—	11,070
$(4,565,627)					$20,164

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT MSCI PACIFIC EX-JAPAN JPX :: 127

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.6%
	U.S. Treasury Bills
$4,000,000	0.00%, due 12/11/14	$3,999,966
5,292,000	0.00%, due 02/12/15	5,292,000
6,000,000	0.00%, due 10/15/15	5,994,570
	Total U.S. Government & Agency Securities (Cost $15,286,631)	15,286,536
	Repurchase Agreements (a)(b) — 18.5%
4,585,189	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $4,585,215	4,585,189
	Total Repurchase Agreements (Cost $4,585,189)	4,585,189
	Total Investment Securities (Cost $19,871,820) — 80.1%	19,871,725
	Other assets less liabilities — 19.9%	4,936,959
	Net Assets — 100.0%	$24,808,684

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $8,983,303.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247
Aggregate gross unrealized depreciation	(342)
Net unrealized depreciation	$(95)
Federal income tax cost of investments	$19,871,820

Swap Agreements1,4

UltraShort MSCI Brazil Capped had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(3,331,931)	11/06/15	Bank of America, N.A.	0.29%	iShares® MSCI Brazil Capped ETF	$326,528	$(326,528)	$—	$—
(18,200,853)	11/06/15	Credit Suisse International	0.24%	iShares® MSCI Brazil Capped ETF	(634,075)	634,075	—	—
(13,712,958)	11/07/16	Deutsche Bank AG	0.33%	iShares® MSCI Brazil Capped ETF	53,661	—	—	53,661
(3,601,586)	12/07/15	Morgan Stanley & Co. International PLC	0.29%	iShares® MSCI Brazil Capped ETF	(403,063)	403,063	—	—
(1,908,461)	11/06/15	Societe Generale	0.84%	iShares® MSCI Brazil Capped ETF	312,128	—	(270,000)	42,128
(8,931,656)	11/06/15	UBS AG	0.34%	iShares® MSCI Brazil Capped ETF	(1,080,989)	1,080,989	—	—
$(49,687,445)					$(1,425,810)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

128 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 118.7%
	U.S. Treasury Bills
$21,000,000	0.00%, due 01/08/15	$20,999,113
10,000,000	0.00%, due 01/29/15	9,999,689
10,000,000	0.00%, due 05/21/15	9,996,910
40,000,000	0.00%, due 09/17/15	39,967,760
	Total U.S. Government & Agency Securities (Cost $80,974,154)	80,963,472
	Repurchase Agreements (a)(b) — 19.0%
12,923,685	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $12,923,756	12,923,685
	Total Repurchase Agreements (Cost $12,923,685)	12,923,685
	Total Investment Securities (Cost $93,897,839) — 137.7%	93,887,157
	Liabilities in excess of other assets — (37.7%)	(25,697,799)
	Net Assets — 100.0%	$68,189,358

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $39,343,839.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,682)
Net unrealized depreciation	$(10,682)
Federal income tax cost of investments	$93,897,839

Swap Agreements1,4

UltraShort FTSE China 50 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(9,682,897)	11/06/15	Bank of America, N.A.	0.84%	iShares® China Large-Cap ETF	$(629,891)	$629,891	$—	$—
(3,855,772)	11/06/15	Credit Suisse International	2.84%	iShares® China Large-Cap ETF	(63,741)	63,741	—	—
(10,275,351)	11/07/16	Deutsche Bank AG	2.13%	iShares® China Large-Cap ETF	(478,644)	478,644	—	—
(45,758,476)	11/06/15	Goldman Sachs International	0.08%	iShares® China Large-Cap ETF	(14,786,058)	14,786,058	—	—
(9,033,598)	11/07/16	Morgan Stanley & Co. International PLC	0.84%	iShares® China Large-Cap ETF	(239,230)	232,230	7,000	—
(33,365,023)	11/06/15	Societe Generale	0.84%	iShares® China Large-Cap ETF	(6,533,403)	6,533,403	—	—
(24,772,365)	11/06/15	UBS AG	1.59%	iShares® China Large-Cap ETF	(2,875,014)	2,875,014	—	—
$(136,743,482)					$(25,605,981)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 129

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

130 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 24.0%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,997,285
	Total U.S. Government & Agency Security (Cost $2,997,509)	2,997,285
	Repurchase Agreements (a) — 59.2%
7,390,497	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $7,390,538	7,390,497
	Total Repurchase Agreements (Cost $7,390,497)	7,390,497
	Total Investment Securities (Cost $10,388,006) — 83.2%	10,387,782
	Other assets less liabilities — 16.8%	2,095,149
	Net Assets — 100.0%	$12,482,931

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(224)
Net unrealized depreciation	$(224)
Federal income tax cost of investments	$10,388,006

Swap Agreements1,4

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,500,429)	11/06/15	Bank of America, N.A.	2.09%	iShares® MSCI Japan ETF	$(12,211)	$—	$—	$(12,211)
(4,369,575)	11/06/15	Credit Suisse International	0.59%	iShares® MSCI Japan ETF	(18,383)	—	18,383	—
(10,891,780)	11/06/15	Deutsche Bank AG	0.18%	iShares® MSCI Japan ETF	(560,889)	—	560,889	—
(1,340,715)	11/06/15	Morgan Stanley & Co. International PLC	1.84%	iShares® MSCI Japan ETF	(5,657)	—	5,657	—
(4,535,659)	11/06/15	Societe Generale	0.44%	iShares® MSCI Japan ETF	(22,269)	—	22,269	—
(2,260,224)	11/06/15	UBS AG	1.34%	iShares® MSCI Japan ETF	(106,590)	—	106,590	—
$(24,898,382)					$(725,999)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT MSCI JAPAN EWV :: 131

Principal Amount		Value
	U.S. Government & Agency Security (a) — 66.8%
	U.S. Treasury Bill
$700,000	0.00%, due 10/15/15	$699,366
	Total U.S. Government & Agency Security (Cost $699,417)	699,366
	Repurchase Agreements (a)(b) — 58.1%
608,634	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $608,636	608,634
	Total Repurchase Agreements (Cost $608,634)	608,634
	Total Investment Securities (Cost $1,308,051) — 124.9%	1,308,000
	Liabilities in excess of other assets — (24.9%)	(260,415)
	Net Assets — 100.0%	$1,047,585

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $213,802.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(51)
Net unrealized depreciation	$(51)
Federal income tax cost of investments	$1,308,051

Swap Agreements1,4

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(240,094)	11/06/15	Credit Suisse International	1.34%	iShares® MSCI Mexico Capped ETF	$(1,150)	$—	$—	$(1,150)
(604,034)	04/06/15	Deutsche Bank AG	1.18%	iShares® MSCI Mexico Capped ETF	(134,351)	134,351	—	—
(1,254,785)	11/06/15	Societe Generale	0.84%	iShares® MSCI Mexico Capped ETF	(104,211)	30,971	—	(73,240)
$(2,098,913)					$(239,712)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

132 :: SMK ULTRASHORT MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.8%
	U.S. Treasury Bills
$17,000,000	0.00%, due 12/04/14	$16,999,972
9,000,000	0.00%, due 12/18/14	8,999,919
10,000,000	0.00%, due 10/15/15	9,991,610
	Total U.S. Government & Agency Securities (Cost $35,991,499)	35,991,501
	Repurchase Agreements (a)(b) — 47.7%
30,295,274	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $30,295,441	30,295,274
	Total Repurchase Agreements (Cost $30,295,274)	30,295,274
	Total Investment Securities (Cost $66,286,773) — 104.5%	66,286,775
	Liabilities in excess of other assets — (4.5%)	(2,827,945)
	Net Assets — 100.0%	$63,458,830

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $3,137,695.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2
Federal income tax cost of investments	$66,286,773

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	8	03/20/15	$1,016,375	$(1,191)

Cash collateral in the amount of $10,560 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

Short 7-10 Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(16,257,625)	11/06/15	Bank of America, N.A.	0.40%	Barclays U.S. 7-10 Year Treasury Bond Index	$(569,292)	$569,292	$—	$—
(46,460,244)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 7-10 Year Treasury Bond Index	(2,406,104)	2,180,104	226,000	—
$(62,717,869)					$(2,975,396)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 133

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.3%
	U.S. Treasury Bills
$50,000,000	0.00%, due 12/04/14	$49,999,938
20,000,000	0.00%, due 01/08/15	19,999,156
130,000,000	0.00%, due 01/22/15	129,990,517
80,000,000	0.00%, due 01/29/15	79,998,296
20,000,000	0.00%, due 02/05/15	19,999,819
270,000,000	0.00%, due 09/17/15	269,798,850
455,000,000	0.00%, due 10/15/15	454,618,255
	Total U.S. Government & Agency Securities (Cost $1,024,423,396)	1,024,404,831
	Repurchase Agreements (a)(b) — 29.0%
383,749,996	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $383,752,096	383,749,996
	Total Repurchase Agreements (Cost $383,749,996)	383,749,996
	Total Investment Securities (Cost $1,408,173,392) — 106.3%	1,408,154,827
	Liabilities in excess of other assets — (6.3%)	(83,495,313)
	Net Assets — 100.0%	$1,324,659,514

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $71,030,184.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,893
Aggregate gross unrealized depreciation	(25,458)
Net unrealized depreciation	$(18,565)
Federal income tax cost of investments	$1,408,173,392

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	20	03/20/15	$2,852,500	$(1,464)

Cash collateral in the amount of $42,900 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(182,792,140)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	$(31,537,401)	$31,537,401	$—	$—
(313,514,642)	11/06/15	Deutsche Bank AG	0.54%	Barclays U.S. 20+ Year Treasury Bond Index	(12,240,895)	7,995,341	—	(4,245,554)
(324,801,724)	11/06/15	Morgan Stanley & Co. International PLC	0.42%	Barclays U.S. 20+ Year Treasury Bond Index	(10,927,316)	10,927,316	—	—
(502,295,350)	11/06/15	Societe Generale	0.34%	Barclays U.S. 20+ Year Treasury Bond Index	(16,876,488)	16,876,488	—	—
$(1,323,403,856)					$(71,582,100)

See accompanying notes to the financial statements.

134 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 135

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.0%
	U.S. Treasury Bills
$5,000,000	0.00%, due 01/08/15	$4,999,789
25,000,000	0.00%, due 10/15/15	24,977,375
	Total U.S. Government & Agency Securities (Cost $29,978,810)	29,977,164
	Repurchase Agreements (a)(b) — 81.3%
56,681,049	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $56,681,359	56,681,049
	Total Repurchase Agreements (Cost $56,681,049)	56,681,049
	Total Investment Securities (Cost $86,659,859) — 124.3%	86,658,213
	Liabilities in excess of other assets — (24.3%)	(16,917,914)
	Net Assets — 100.0%	$69,740,299

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $9,604,600.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,646)
Net unrealized depreciation	$(1,646)
Federal income tax cost of investments	$86,659,859

Swap Agreements1,4

Short High Yield had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(18,948,954)	02/06/15	Citibank, N.A.	1.49%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(1,001,422)	$378,422	$623,000	$—
(22,610,827)	12/07/15	Credit Suisse International	1.84%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,271,339)	1,271,339	—	—
(28,163,613)	11/07/16	Goldman Sachs International	1.53%	iShares® iBoxx $ High Yield Corporate Bond ETF	20,670	—	—	20,670
$(69,723,394)					$(2,252,091)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

136 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 101.3%
$2,910,658	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,910,673	$2,910,658
	Total Repurchase Agreements (Cost $2,910,658)	2,910,658
	Total Investment Securities (Cost $2,910,658) † — 101.3%	2,910,658
	Liabilities in excess of other assets — (1.3%)	(37,209)
	Net Assets — 100.0%	$2,873,449

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

Short Investment Grade Corporate had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(1,226,835)	12/08/14	Citibank, N.A.	1.09%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(134,806)	$—	$39,001	$(95,805)
(395,973)	12/07/15	Credit Suisse International	1.34%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(116,099)	—	—	(116,099)
(1,250,044)	11/07/16	Goldman Sachs International	1.38%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(30,082)	—	30,082	—
$(2,872,852)					$(280,987)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: SHORT INVESTMENT GRADE CORPORATE IGS :: 137

Principal Amount		Value
	Repurchase Agreements (a) — 97.4%
$3,618,417	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,618,436	$3,618,417
	Total Repurchase Agreements (Cost $3,618,417)	3,618,417
	Total Investment Securities (Cost $3,618,417) † — 97.4%	3,618,417
	Other assets less liabilities — 2.6%	96,604
	Net Assets — 100.0%	$3,715,021

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort 3-7 Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,190,737)	11/06/15	Bank of America, N.A.	0.40%	Barclays U.S. 3-7 Year Treasury Bond Index	$(40,995)	$—	$40,995	$—
(3,770,688)	05/06/15	Citibank, N.A.	0.56%	Barclays U.S. 3-7 Year Treasury Bond Index	(91,178)	—	69,808	(21,370)
(1,471,723)	02/06/15	Deutsche Bank AG	0.24%	Barclays U.S. 3-7 Year Treasury Bond Index	(37,820)	—	37,820	—
$(7,433,148)					$(169,993)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

138 :: TBZ ULTRASHORT 3-7 YEAR TREASURY :: NOVEMBER 31, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.9%
	U.S. Treasury Bills
$70,000,000	0.00%, due 12/04/14	$69,999,917
40,000,000	0.00%, due 01/08/15	39,998,311
15,000,000	0.00%, due 10/15/15	14,987,415
	Total U.S. Government & Agency Securities (Cost $124,985,640)	124,985,643
	Repurchase Agreements (a)(b) — 62.4%
177,472,349	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $177,473,320	177,472,349
	Total Repurchase Agreements (Cost $177,472,349)	177,472,349
	Total Investment Securities (Cost $302,457,989) — 106.3%	302,457,992
	Liabilities in excess of other assets — (6.3%)	(18,040,174)
	Net Assets — 100.0%	$284,417,818

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $22,352,246.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3
Federal income tax cost of investments	$302,457,989

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	34	03/20/15	$4,319,594	$(6,380)

Cash collateral in the amount of $44,880 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 139

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(192,144,757)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 7-10 Year Treasury Bond Index	$(9,227,606)	$9,227,606	$—	$—
(56,446,883)	02/06/15	Deutsche Bank AG	0.49%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,516,908)	3,516,810	98	—
(205,792,874)	11/06/15	Goldman Sachs International	0.49%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,245,440)	3,245,440	—	—
(111,271,299)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,754,795)	1,337,655	—	(417,140)
$(565,655,813)					$(17,744,749)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

140 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.0%
	U.S. Treasury Bills
$125,000,000	0.00%, due 12/04/14	$124,999,634
150,000,000	0.00%, due 12/11/14	149,998,653
65,000,000	0.00%, due 12/18/14	64,999,079
725,000,000	0.00%, due 01/08/15	724,969,943
109,000,000	0.00%, due 01/15/15	108,996,730
100,000,000	0.00%, due 01/22/15	99,998,411
75,000,000	0.00%, due 02/26/15	74,999,100
160,000,000	0.00%, due 04/16/15	159,975,840
150,000,000	0.00%, due 04/30/15	149,971,801
305,000,000	0.00%, due 05/14/15	304,916,735
240,000,000	0.00%, due 10/15/15	239,798,640
	Total U.S. Government & Agency Securities (Cost $2,203,623,234)	2,203,624,566
	Repurchase Agreements (a)(b) — 51.1%
1,788,492,340	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,788,502,126	1,788,492,340
	Total Repurchase Agreements (Cost $1,788,492,340)	1,788,492,340
	Total Investment Securities (Cost $3,992,115,574) — 114.1%	3,992,116,906
	Liabilities in excess of other assets — (14.1%)	(493,662,301)
	Net Assets — 100.0%	$3,498,454,605

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $479,375,102.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,950
Aggregate gross unrealized depreciation	(3,618)
Net unrealized appreciation	$1,332
Federal income tax cost of investments	$3,992,115,574

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	8	03/20/15	$1,141,000	$(5,760)

Cash collateral in the amount of $17,160 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 141

Swap Agreements1

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(2,409,864,529)	11/06/15	Bank of America, N.A.	0.40%	Barclays U.S. 20+ Year Treasury Bond Index	$(237,674,474)	$237,671,474	$3,000	$—
(61,318,218)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(53,571,629)	53,571,629	—	—
(1,240,146,011)	11/06/15	Deutsche Bank AG	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(41,740,592)	26,449,797	2,300,000	(12,990,795)
(109,514,694)	11/06/15	Goldman Sachs International	0.49%	Barclays U.S. 20+ Year Treasury Bond Index	(3,689,259)	3,689,259	—	—
(1,009,180,060)	11/06/15	Morgan Stanley & Co. International PLC	0.42%	Barclays U.S. 20+ Year Treasury Bond Index	(46,583,607)	46,583,607	—	—
(2,176,974,571)	11/06/15	Societe Generale	0.34%	Barclays U.S. 20+ Year Treasury Bond Index	(73,120,034)	73,120,034	—	—
$(7,006,998,083)					$(456,379,595)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

142 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 32.7%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,996,644
	Total U.S. Government & Agency Security (Cost $3,996,590)	3,996,644
	Repurchase Agreements (a)(b) — 68.0%
8,285,955	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $8,286,000	8,285,955
	Total Repurchase Agreements (Cost $8,285,955)	8,285,955
	Total Investment Securities (Cost $12,282,545) — 100.7%	12,282,599
	Liabilities in excess of other assets — (0.7%)	(91,169)
	Net Assets — 100.0%	$12,191,430

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $413,616.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$54
Federal income tax cost of investments	$12,282,545

Swap Agreements1

UltraShort TIPS had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Depreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(8,172,662)	01/06/15	Citibank, N.A.	(0.06)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(135,736)	$—	$131,664	$(4,072)
(16,239,485)	11/06/15	Goldman Sachs International	(0.11)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(55,939)	55,939	—	—
$(24,412,147)					$(191,675)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRASHORT TIPS TPS :: 143

Principal Amount		Value
	Repurchase Agreements (a) — 99.7%
$101,341,113	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $101,341,668	$101,341,113
	Total Repurchase Agreements (Cost $101,341,113)	101,341,113
	Total Investment Securities (Cost $101,341,113) † — 99.7%	101,341,113
	Other assets less liabilities — 0.3%	335,118
	Net Assets — 100.0%	$101,676,231

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	16	03/20/15	$2,282,000	$(740)

Cash collateral in the amount of $34,320 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$(116,141,121)	11/06/15	Bank of America, N.A.	0.40%	Barclays U.S. 20+ Year Treasury Bond Index	$(11,273,912)	$—	$11,270,055	$(3,857)
(103,466,758)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(13,692,553)	—	13,692,553	—
(3,540,729)	01/06/15	Morgan Stanley & Co. International PLC	0.42%	Barclays U.S. 20+ Year Treasury Bond Index	(4,844,645)	—	4,511,300	(333,345)
(80,666,675)	05/06/15	Societe Generale	0.34%	Barclays U.S. 20+ Year Treasury Bond Index	(17,103,831)	—	17,103,831	—
$(303,815,283)					$(46,914,941)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

144 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 80.1%
234	3M Co. (Industrials)	0.4%	$37,461
569	AbbVie, Inc. (Health Care)	0.4%	39,375
711	Altria Group, Inc. (Consumer Staples)	0.3%	35,735
134	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	45,378
271	Amgen, Inc. (Health Care)	0.5%	44,799
2,158	Apple, Inc. (Information Technology)	2.5%	256,651
1,858	AT&T, Inc. (Telecommunication Services)	0.6%	65,736
3,763	Bank of America Corp. (Financials)	0.6%	64,122
655	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	97,392
261	Boeing Co. (The) (Industrials)	0.3%	35,068
593	Bristol-Myers Squibb Co. (Health Care)	0.3%	35,017
287	Celgene Corp.* (Health Care)	0.3%	32,629
681	Chevron Corp. (Energy)	0.7%	74,140
1,833	Cisco Systems, Inc. (Information Technology)	0.5%	50,664
1,087	Citigroup, Inc. (Financials)	0.6%	58,665
1,421	Coca-Cola Co. (The) (Consumer Staples)	0.6%	63,703
927	Comcast Corp., Class A (Consumer Discretionary)	0.5%	52,876
418	CVS Health Corp. (Consumer Staples)	0.4%	38,188
1,537	Exxon Mobil Corp. (Energy)	1.4%	139,160
707	Facebook, Inc., Class A* (Information Technology)	0.5%	54,934
3,589	General Electric Co. (Industrials)	1.0%	95,073
550	Gilead Sciences, Inc.* (Health Care)	0.5%	55,176
160	Goldman Sachs Group, Inc. (The) (Financials)	0.3%	30,146
100	Google, Inc., Class A* (Information Technology)	0.5%	54,908
102	Google, Inc., Class C* (Information Technology)	0.5%	55,267
489	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	48,607
1,781	Intel Corp. (Information Technology)	0.7%	66,342
339	International Business Machines Corp. (Information Technology)	0.5%	54,976
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,012	Johnson & Johnson (Health Care)	1.1%	$109,549
1,354	JPMorgan Chase & Co. (Financials)	0.8%	81,457
360	MasterCard, Inc., Class A (Information Technology)	0.3%	31,424
354	McDonald's Corp. (Consumer Discretionary)	0.3%	34,271
1,046	Merck & Co., Inc. (Health Care)	0.6%	63,178
2,956	Microsoft Corp. (Information Technology)	1.4%	141,326
1,175	Oracle Corp. (Information Technology)	0.5%	49,832
543	PepsiCo, Inc. (Consumer Staples)	0.5%	54,354
2,283	Pfizer, Inc. (Health Care)	0.7%	71,115
563	Philip Morris International, Inc. (Consumer Staples)	0.5%	48,942
968	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	87,536
604	QUALCOMM, Inc. (Information Technology)	0.4%	44,032
465	Schlumberger Ltd. (Energy)	0.4%	39,967
324	Union Pacific Corp. (Industrials)	0.4%	37,833
328	United Technologies Corp. (Industrials)	0.4%	36,106
351	UnitedHealth Group, Inc. (Health Care)	0.3%	34,619
1,482	Verizon Communications, Inc. (Telecommunication Services)	0.7%	74,974
179	Visa, Inc., Class A (Information Technology)	0.5%	46,216
570	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	49,898
620	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	57,356
1,709	Wells Fargo & Co. (Financials)	0.9%	93,106
115,607	Other Common Stocks	50.0%	5,098,796
	Total Common Stocks (Cost $7,809,896)		8,168,075
	Master Limited Partnership — 0.0% ‡
44	Lazard Ltd., Class A	0.0%	2,267
	Total Master Limited Partnership (Cost $2,191)		2,267

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL3000 UWC :: 145

No. of Rights			Value
	Rights — 0.0% ‡
1	Furiex Pharmaceuticals, Inc., at $30.00*^	0.0%	$10
7	Leap Wireless International, Inc.*^	0.0%	17
1	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		27
Principal Amount
	Repurchase Agreements (a) — 5.9%
$597,893	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $597,895		597,893
	Total Repurchase Agreements (Cost $597,893)		597,893
	Total Investment Securities (Cost $8,409,980) — 86.0%		8,768,262
	Other assets less liabilities — 14.0%		1,432,903
	Net Assets — 100.0%		$10,201,165

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $27 or 0.00% of net assets. On January 22, 2015, the value of these securities amounted to $0 for purposes of computing the liquidating distribution paid to shareholders.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,541
Aggregate gross unrealized depreciation	(174,506)
Net unrealized appreciation	$356,035
Federal income tax cost of investments	$8,412,227

Swap Agreements1

Ultra Russell3000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,046,227	11/06/15	Bank of America, N.A.	0.46%	Russell 3000® Index	$106,450	$—	$—	$106,450
1,923,323	02/06/15	Citibank, N.A.	0.32%	Russell 3000® Index	254,033	(254,033)	—	—
77,113	12/08/14	Credit Suisse International	0.36%	Russell 3000® Index	1,359	—	—	1,359
6,742,765	11/06/15	Deutsche Bank AG	0.12%	Russell 3000® Index	498,744	—	(498,744)	—
87,032	11/06/15	Morgan Stanley & Co. International PLC	0.06%	iShares® Russell 3000 ETF	24,719
544,557	11/06/15	Morgan Stanley & Co. International PLC	0.26%	Russell 3000® Index	98,537
631,589					123,256	(123,256)	—	—
1,611,349	11/06/15	Societe Generale	0.50%	Russell 3000® Index	244,984	—	(244,984)	—
200,892	01/06/15	UBS AG	0.51%	Russell 3000® Index	27,233	—	—	27,233
$12,233,258					$1,256,059

See accompanying notes to the financial statements.

146 :: UWC ULTRA RUSSELL3000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	10.2%
Consumer Staples	6.9%
Energy	5.9%
Financials	14.1%
Health Care	11.3%
Industrials	9.1%
Information Technology	15.4%
Materials	3.0%
Telecommunication Services	1.7%
Utilities	2.5%
Other[1]	19.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL3000 UWC :: 147

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 83.2%
71,696	3M Co. (Industrials)	0.5%	$11,477,813
176,116	AbbVie, Inc. (Health Care)	0.5%	12,187,227
219,462	Altria Group, Inc. (Consumer Staples)	0.4%	11,030,160
41,921	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	14,196,127
99,587	American Express Co. (Financials)	0.4%	9,203,830
84,048	Amgen, Inc. (Health Care)	0.6%	13,893,975
662,477	Apple, Inc. (Information Technology)	3.2%	78,788,390
573,814	AT&T, Inc. (Telecommunication Services)	0.8%	20,301,540
1,163,545	Bank of America Corp. (Financials)	0.8%	19,826,807
201,711	Berkshire Hathaway, Inc., Class B* (Financials)	1.2%	29,992,409
74,152	Boeing Co. (The) (Industrials)	0.4%	9,963,063
183,442	Bristol-Myers Squibb Co. (Health Care)	0.4%	10,832,250
88,463	Celgene Corp.* (Health Care)	0.4%	10,057,358
210,110	Chevron Corp. (Energy)	0.9%	22,874,676
564,210	Cisco Systems, Inc. (Information Technology)	0.6%	15,594,764
335,456	Citigroup, Inc. (Financials)	0.7%	18,104,560
436,759	Coca-Cola Co. (The) (Consumer Staples)	0.8%	19,579,906
286,365	Comcast Corp., Class A (Consumer Discretionary)	0.7%	16,334,260
128,143	CVS Health Corp. (Consumer Staples)	0.5%	11,707,144
471,831	Exxon Mobil Corp. (Energy)	1.7%	42,719,579
230,517	Facebook, Inc., Class A* (Information Technology)	0.7%	17,911,171
1,110,218	General Electric Co. (Industrials)	1.2%	29,409,675
167,261	Gilead Sciences, Inc.* (Health Care)	0.7%	16,779,624
31,434	Google, Inc., Class A* (Information Technology)	0.7%	17,259,781
31,432	Google, Inc., Class C* (Information Technology)	0.7%	17,030,801
148,922	Home Depot, Inc. (The) (Consumer Discretionary)	0.6%	14,802,847
547,812	Intel Corp. (Information Technology)	0.8%	20,405,997
102,654	International Business Machines Corp. (Information Technology)	0.7%	16,647,399
312,055	Johnson & Johnson (Health Care)	1.4%	33,779,954
416,173	JPMorgan Chase & Co. (Financials)	1.0%	25,036,968
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
108,907	MasterCard, Inc., Class A (Information Technology)	0.4%	$9,506,492
108,647	McDonald's Corp. (Consumer Discretionary)	0.4%	10,518,116
319,175	Merck & Co., Inc. (Health Care)	0.8%	19,278,170
911,712	Microsoft Corp. (Information Technology)	1.8%	43,588,951
359,831	Oracle Corp. (Information Technology)	0.6%	15,260,433
166,721	PepsiCo, Inc. (Consumer Staples)	0.7%	16,688,772
701,595	Pfizer, Inc. (Health Care)	0.9%	21,854,684
172,845	Philip Morris International, Inc. (Consumer Staples)	0.6%	15,025,416
299,593	Procter & Gamble Co. (The) (Consumer Staples)	1.1%	27,092,195
185,446	QUALCOMM, Inc. (Information Technology)	0.6%	13,519,013
143,446	Schlumberger Ltd. (Energy)	0.5%	12,329,184
99,297	Union Pacific Corp. (Industrials)	0.5%	11,594,911
94,135	United Technologies Corp. (Industrials)	0.4%	10,362,381
107,507	UnitedHealth Group, Inc. (Health Care)	0.4%	10,603,415
458,656	Verizon Communications, Inc. (Telecommunication Services)	1.0%	23,203,407
54,469	Visa, Inc., Class A (Information Technology)	0.6%	14,063,351
174,715	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	15,294,551
174,736	Walt Disney Co. (The) (Consumer Discretionary)	0.7%	16,164,827
525,635	Wells Fargo & Co. (Financials)	1.2%	28,636,595
18,605,974	Other Common Stocks	44.8%	1,094,404,616
	Total Common Stocks (Cost $1,954,423,457)		2,036,719,535
Principal Amount
	U.S. Government & Agency Securities (a) — 3.8%
	U.S. Treasury Bills
$7,000,000	0.00%, due 12/11/14		6,999,944
61,973,000	0.00%, due 01/15/15		61,969,205
24,115,000	0.00%, due 09/17/15		24,095,563
	Total U.S. Government & Agency Securities (Cost $ 93,069,094)		93,064,712

See accompanying notes to the financial statements.

148 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.6%
$160,333,230	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $160,334,107	$160,333,230
	Total Repurchase Agreements (Cost $160,333,230)	160,333,230
	Total Investment Securities (Cost $2,207,825,781) — 93.6%	2,290,117,477
	Other assets less liabilities — 6.4%	155,400,260
	Net Assets — 100.0%	$2,445,517,737

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $218,044,556.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,568,611
Aggregate gross unrealized depreciation	(63,821,154)
Net unrealized appreciation	$76,747,457
Federal income tax cost of investments	$2,213,370,020

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,485	12/19/14	$463,524,750	$19,673,643

Cash collateral in the amount of $22,694,100 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA S&P500® SSO :: 149

Swap Agreements1

Ultra S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$48,329,579	11/06/15	Bank of America, N.A.	0.56%	S&P 500® Index	$5,300,852	$(5,300,852)	$—	$—
164,743,931	12/07/15	Citibank, N.A.	0.47%	S&P 500® Index	3,006,559	(3,006,559)	—	—
391,279,494	01/06/15	Credit Suisse International	0.46%	S&P 500® Index	29,243,171	(29,073,876)	(169,295)	—
231,490,633	11/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	13,556,045
739,139,656	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	38,714,840
970,630,289					52,270,885	—	(52,270,885)	—
81,679,377	12/07/15	Goldman Sachs International	0.52%	S&P 500® Index	1,544,243
268,244,932	01/06/15	Goldman Sachs International	0.43%	SPDR® S&P 500® ETF Trust	12,402,287
349,924,309					13,946,530	(13,946,530)	—	—
155,229,717	01/06/15	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Index	12,307,122	(12,307,122)	—	—
163,219,437	01/06/15	Societe Generale	0.46%	S&P 500® Index	16,248,814	—	(16,248,814)	—
146,745,664	12/07/15	UBS AG	0.51%	S&P 500® Index	2,775,847	(2,775,847)	—	—
$2,390,102,420					$135,099,780

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	9.9%
Consumer Staples	8.2%
Energy	7.0%
Financials	13.6%
Health Care	11.9%
Industrials	8.7%
Information Technology	16.6%
Materials	2.7%
Telecommunication Services	2.0%
Utilities	2.6%
Other[1]	16.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

150 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 73.4%
	Consumer Discretionary — 12.9%
76,072	Amazon.com, Inc.*	$25,761,022
33,252	Bed Bath & Beyond, Inc.*	2,439,699
17,889	Charter Communications, Inc., Class A*	3,035,763
353,922	Comcast Corp., Class A	20,187,711
82,690	DIRECTV*	7,252,740
24,426	Discovery Communications, Inc., Class A*	852,467
24,819	Discovery Communications, Inc., Class C*	844,094
36,588	DISH Network Corp., Class A*	2,905,453
33,855	Dollar Tree, Inc.*	2,314,328
18,833	Expedia, Inc.	1,640,543
31,713	Garmin Ltd.	1,817,155
3	Liberty Broadband Corp., Class A*	165
3	Liberty Broadband Corp., Class C*	136
35,385	Liberty Global PLC, Class A*	1,839,666
74,530	Liberty Interactive Corp., Class A*	2,172,550
17,199	Liberty Media Corp.*	632,407
37,650	Liberty Media Corp., Class C*	1,375,355
10,597	Liberty Ventures*	388,274
47,842	Marriott International, Inc., Class A	3,769,471
55,625	Mattel, Inc.	1,754,969
9,894	Netflix, Inc.*	3,429,161
17,085	O'Reilly Automotive, Inc.*	3,122,113
8,635	Priceline Group, Inc. (The)*	10,018,241
34,839	Ross Stores, Inc.	3,187,072
933,858	Sirius XM Holdings, Inc.*	3,389,905
106,066	Staples, Inc.	1,491,288
123,683	Starbucks Corp.	10,044,296
20,520	Tesla Motors, Inc.*	5,017,550
22,668	Tractor Supply Co.	1,743,849
21,401	TripAdvisor, Inc.*	1,576,184
229,113	Twenty-First Century Fox, Inc., Class A	8,431,358
61,260	Viacom, Inc., Class B	4,633,094
16,686	Wynn Resorts Ltd.	2,980,286
		140,048,365
	Consumer Staples — 3.4%
72,164	Costco Wholesale Corp.	10,255,948
26,743	Keurig Green Mountain, Inc.	3,801,250
97,796	Kraft Foods Group, Inc.	5,884,385
277,577	Mondelez International, Inc., Class A	10,881,019
27,526	Monster Beverage Corp.*	3,087,041
59,478	Whole Foods Market, Inc.	2,916,206
		36,825,849
Shares		Value
	Common Stocks (a) (continued)
	Health Care — 11.0%
32,570	Alexion Pharmaceuticals, Inc.*	$6,347,893
125,068	Amgen, Inc.	20,674,991
38,881	Biogen Idec, Inc.*	11,963,295
34,151	Catamaran Corp.*	1,739,652
131,637	Celgene Corp.*	14,965,810
56,154	Cerner Corp.*	3,616,317
122,737	Express Scripts Holding Co.*	10,205,581
248,893	Gilead Sciences, Inc.*	24,968,946
13,968	Henry Schein, Inc.*	1,916,410
22,953	Illumina, Inc.*	4,381,498
5,919	Intuitive Surgical, Inc.*	3,064,681
61,585	Mylan, Inc.*	3,609,497
16,315	Regeneron Pharmaceuticals, Inc.*	6,788,835
39,200	Vertex Pharmaceuticals, Inc.*	4,620,896
		118,864,302
	Industrials — 1.2%
24,229	C.H. Robinson Worldwide, Inc.	1,786,646
32,124	Expeditors International of Washington, Inc.	1,504,046
48,863	Fastenal Co.	2,208,608
58,412	PACCAR, Inc.	3,914,772
13,965	Stericycle, Inc.*	1,800,368
27,410	Verisk Analytics, Inc., Class A*	1,698,872
		12,913,312
	Information Technology — 44.1%
118,132	Activision Blizzard, Inc.	2,557,558
81,891	Adobe Systems, Inc.*	6,033,729
29,335	Akamai Technologies, Inc.*	1,895,334
50,873	Altera Corp.	1,913,842
51,734	Analog Devices, Inc.	2,826,746
985,886	Apple, Inc.	117,251,422
200,606	Applied Materials, Inc.	4,824,574
37,518	Autodesk, Inc.*	2,326,116
79,182	Automatic Data Processing, Inc.	6,781,146
41,445	Avago Technologies Ltd.	3,870,963
45,577	Baidu, Inc. (ADR)*	11,171,378
89,079	Broadcom Corp., Class A	3,841,977
73,278	CA, Inc.	2,282,610
31,413	Check Point Software Technologies Ltd.*	2,428,539
843,437	Cisco Systems, Inc.	23,312,599
27,080	Citrix Systems, Inc.*	1,795,675
100,093	Cognizant Technology Solutions Corp., Class A*	5,404,021
204,362	eBay, Inc.*	11,215,387
9,035	Equinix, Inc.	2,052,481
12,197	F5 Networks, Inc.*	1,575,730

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA QQQ® QLD :: 151

Shares		Value
	Common Stocks (a) (continued)
368,604	Facebook, Inc., Class A*	$28,640,531
41,032	Fiserv, Inc.*	2,933,378
46,653	Google, Inc., Class A*	25,616,229
55,686	Google, Inc., Class C*	30,172,345
815,169	Intel Corp.	30,365,045
46,742	Intuit, Inc.	4,387,672
27,227	KLA-Tencor Corp.	1,890,643
39,270	Linear Technology Corp.	1,807,598
46,750	Maxim Integrated Products, Inc.	1,382,398
176,308	Micron Technology, Inc.*	6,338,273
1,356,668	Microsoft Corp.	64,862,297
52,565	NetApp, Inc.	2,236,641
89,225	NVIDIA Corp.	1,871,048
39,296	NXP Semiconductor N.V.*	3,057,622
59,783	Paychex, Inc.	2,834,312
275,952	QUALCOMM, Inc.	20,116,901
36,919	SanDisk Corp.	3,819,640
53,810	Seagate Technology PLC	3,557,379
113,683	Symantec Corp.	2,965,989
175,770	Texas Instruments, Inc.	9,565,403
38,530	Western Digital Corp.	3,978,993
44,204	Xilinx, Inc.	2,008,630
163,759	Yahoo!, Inc.*	8,472,891
		478,243,685
	Materials — 0.2%
19,588	Sigma-Aldrich Corp.	2,675,721
	Telecommunication Services — 0.6%
21,241	SBA Communications Corp., Class A*	2,584,392
272,013	VimpelCom Ltd. (ADR)	1,428,068
82,521	Vodafone Group PLC (ADR)	3,016,143
		7,028,603
	Total Common Stocks (Cost $714,574,370)	796,599,837
Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.9%
	U.S. Treasury Bills
$6,000,000	0.00%, due 12/11/14	$5,999,942
5,000,000	0.00%, due 12/18/14	4,999,929
10,000,000	0.00%, due 01/29/15	9,999,688
	Total U.S. Government & Agency Securities (Cost $20,999,559)	20,999,559
	Repurchase Agreements (a)(b) — 5.6%
60,348,134	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $60,348,463	60,348,134
	Total Repurchase Agreements (Cost $60,348,134)	60,348,134
	Total Investment Securities (Cost $795,922,063) — 80.9%	877,947,530
	Other assets less liabilities — 19.1%	207,671,623
	Net Assets — 100.0%	$1,085,619,153

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $73,825,678.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,068,660
Aggregate gross unrealized depreciation	(12,659,976)
Net unrealized appreciation	$81,408,684
Federal income tax cost of investments	$796,538,846

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,129	12/19/14	$184,722,685	$9,040,632

Cash collateral in the amount of $8,430,840 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

152 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra QQQ® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$126,949,164	11/06/15	Bank of America, N.A.	0.61%	NASDAQ-100 Index	$7,163,715	$(6,777,748)	$—	$385,967
169,821,845	02/06/15	Citibank, N.A.	0.47%	NASDAQ-100 Index®	23,229,441	(23,229,441)	—	—
129,418,329	11/06/15	Credit Suisse International	0.46%	NASDAQ-100 Index®	27,715,674	(27,635,099)	(80,575)	—
86,415,411	11/06/15	Deutsche Bank AG	0.27%	PowerShares QQQ TrustSM, Series 1	16,309,726
414,019,599	11/06/15	Deutsche Bank AG	0.47%	NASDAQ-100 Index®	73,637,520
500,435,010					89,947,246	—	(87,650,001)	2,297,245
46,480,179	12/07/15	Goldman Sachs International	0.62%	NASDAQ-100 Index®	1,806,217
56,557,606	12/07/15	Goldman Sachs International	0.42%	PowerShares QQQ TrustSM, Series 1	2,291,329
103,037,785					4,097,546	(3,702,095)	—	395,451
2,641,198	11/06/15	Morgan Stanley & Co. International PLC	0.61%	NASDAQ-100 Index®	1,853,463
102,682,315	11/06/15	Morgan Stanley & Co. International PLC	0.56%	PowerShares QQQ TrustSM, Series 1	17,828,904
105,323,513					19,682,367	(18,692,907)	—	989,460
46,209,076	11/06/15	Societe Generale	0.51%	NASDAQ-100 Index®	15,861,456	—	(15,861,456)	—
8,837,744	01/06/15	UBS AG	0.51%	NASDAQ-100 Index®	7,244,580	(7,244,580)	—	—
$1,190,032,466					$194,942,025

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA QQQ® QLD :: 153

Shares		Value
	Common Stocks (a) — 83.3%
	Consumer Discretionary — 11.6%
108,457	Home Depot, Inc. (The)	$10,780,626
108,457	McDonald's Corp.	10,499,722
108,457	NIKE, Inc., Class B	10,768,696
108,457	Walt Disney Co. (The)	10,033,357
		42,082,401
	Consumer Staples — 6.7%
108,457	Coca-Cola Co. (The)	4,862,127
108,457	Procter & Gamble Co. (The)	9,807,767
108,457	Wal-Mart Stores, Inc.	9,494,326
		24,164,220
	Energy — 6.0%
108,457	Chevron Corp.	11,807,713
108,457	Exxon Mobil Corp.	9,819,697
		21,627,410
	Financials — 13.4%
108,457	American Express Co.	10,023,596
108,457	Goldman Sachs Group, Inc. (The)	20,434,383
108,457	JPMorgan Chase & Co.	6,524,773
108,457	Travelers Cos., Inc. (The)	11,328,334
		48,311,086
	Health Care — 9.0%
108,457	Johnson & Johnson	11,740,470
108,457	Merck & Co., Inc.	6,550,803
108,457	Pfizer, Inc.	3,378,436
108,457	UnitedHealth Group, Inc.	10,697,114
		32,366,823
	Industrials — 15.9%
108,457	3M Co.	17,362,881
108,457	Boeing Co. (The)	14,572,282
108,457	Caterpillar, Inc.	10,910,774
108,457	General Electric Co.	2,873,026
108,457	United Technologies Corp.	11,938,947
		57,657,910
	Information Technology — 16.0%
108,457	Cisco Systems, Inc.	2,997,751
108,457	Intel Corp.	4,040,023
108,457	International Business Machines Corp.	17,588,472
108,457	Microsoft Corp.	5,185,329
108,457	Visa, Inc., Class A	28,002,513
		57,814,088
Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.1%
108,457	E.I. du Pont de Nemours & Co.	$7,743,830
	Telecommunication Services — 2.6%
108,457	AT&T, Inc.	3,837,209
108,457	Verizon Communications, Inc.	5,486,839
		9,324,048
	Total Common Stocks (Cost $271,843,539)	301,091,816
Principal Amount
	Repurchase Agreements (a)(b) — 6.5%
$23,394,248	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $23,394,375	23,394,248
	Total Repurchase Agreements (Cost $23,394,248)	23,394,248
	Total Investment Securities (Cost $295,237,787) — 89.8%	324,486,064
	Other assets less liabilities — 10.2%	36,862,948
	Net Assets — 100.0%	$361,349,012

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $48,631,973.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,266,184
Aggregate gross unrealized depreciation	(5,017,907)
Net unrealized appreciation	$29,248,277
Federal income tax cost of investments	$295,237,787

See accompanying notes to the financial statements.

154 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	586	12/19/14	$52,203,810	$2,219,905

Cash collateral in the amount of $2,513,940 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

Ultra Dow30SM had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$6,600,639	11/06/15	Bank of America, N.A.	0.61%	Dow Jones Industrial AverageSM Index	$375,593	$(271,464)	$—	$104,129
9,607,799	02/06/15	Citibank, N.A.	0.47%	Dow Jones Industrial AverageSM Index	1,249,387	(1,190,532)	—	58,855
121,605,462	11/06/15	Credit Suisse International	0.46%	Dow Jones Industrial AverageSM Index	14,198,335	(14,119,200)	(79,135)	—
80,264,733	11/06/15	Deutsche Bank AG	0.22%	Dow Jones Industrial AverageSM Index	8,862,956
80,796,506	12/07/15	Deutsche Bank AG	0.17%	SPDR® Dow Jones Industrial AverageSM ETF Trust	2,339,219
161,061,239					11,202,175	—	(10,900,001)	302,174
16,073,014	12/07/15	Goldman Sachs International	0.72%	Dow Jones Industrial AverageSM Index	280,208	(271,585)	—	8,623
13,569,074	11/06/15	Societe Generale	0.51%	Dow Jones Industrial AverageSM Index	1,821,993	—	(1,821,993)	—
40,917,879	01/06/15	UBS AG	0.51%	Dow Jones Industrial AverageSM Index	4,460,631	(4,460,631)	—	—
$369,435,106					$33,588,322

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA DOW30SM DDM :: 155

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.6%
13,230	Advance Auto Parts, Inc. (Consumer Discretionary)	0.6%	$1,945,868
24,444	Alaska Air Group, Inc. (Industrials)	0.4%	1,442,929
2,963	Alleghany Corp.* (Financials)	0.4%	1,352,728
20,106	Alliant Energy Corp. (Utilities)	0.4%	1,264,064
16,675	ANSYS, Inc.* (Information Technology)	0.4%	1,392,696
28,807	Arthur J. Gallagher & Co. (Financials)	0.4%	1,381,296
12,995	Ashland, Inc. (Materials)	0.5%	1,482,080
19,076	B/E Aerospace, Inc.* (Industrials)	0.5%	1,485,448
15,512	Camden Property Trust (REIT) (Financials)	0.4%	1,189,460
24,219	Church & Dwight Co., Inc. (Consumer Staples)	0.6%	1,857,839
8,748	Cooper Cos., Inc. (The) (Health Care)	0.5%	1,477,537
61,823	Duke Realty Corp. (REIT) (Financials)	0.4%	1,201,839
27,806	Endo International PLC* (Health Care)	0.6%	2,034,565
11,195	Energizer Holdings, Inc. (Consumer Staples)	0.4%	1,455,574
9,918	Equinix, Inc. (Information Technology)	0.7%	2,253,072
8,245	Everest Re Group Ltd. (Financials)	0.4%	1,446,091
19,967	Extra Space Storage, Inc. (REIT) (Financials)	0.4%	1,183,444
12,269	Federal Realty Investment Trust (REIT) (Financials)	0.5%	1,627,605
26,033	Foot Locker, Inc. (Consumer Discretionary)	0.5%	1,491,431
28,716	Fortune Brands Home & Security, Inc. (Industrials)	0.4%	1,289,923
16,108	Gartner, Inc.* (Information Technology)	0.4%	1,376,912
18,059	Hanesbrands, Inc. (Consumer Discretionary)	0.6%	2,089,788
15,371	Henry Schein, Inc.* (Health Care)	0.6%	2,108,901
35,981	HollyFrontier Corp. (Energy)	0.4%	1,468,744
8,650	IDEXX Laboratories, Inc.* (Health Care)	0.4%	1,291,878
16,686	J.B. Hunt Transport Services, Inc. (Industrials)	0.4%	1,377,096
32,402	Jarden Corp.* (Consumer Discretionary)	0.4%	1,430,526
54,700	LKQ Corp.* (Consumer Discretionary)	0.5%	1,589,035
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
18,163	MEDNAX, Inc.* (Health Care)	0.4%	$1,188,950
5,235	Mettler-Toledo International, Inc.* (Health Care)	0.5%	1,535,216
80,195	New York Community Bancorp, Inc. (Financials)	0.4%	1,274,299
19,567	Oceaneering International, Inc. (Energy)	0.4%	1,227,047
36,093	OGE Energy Corp. (Utilities)	0.4%	1,288,159
17,735	Omnicare, Inc. (Health Care)	0.4%	1,247,125
17,828	Packaging Corp. of America (Materials)	0.4%	1,324,264
10,989	Polaris Industries, Inc. (Consumer Discretionary)	0.5%	1,722,086
22,772	Raymond James Financial, Inc. (Financials)	0.4%	1,282,064
40,339	Realty Income Corp. (REIT) (Financials)	0.6%	1,874,150
25,391	ResMed, Inc. (Health Care)	0.4%	1,350,801
25,940	Rock-Tenn Co., Class A (Materials)	0.5%	1,473,651
11,538	Salix Pharmaceuticals Ltd.* (Health Care)	0.4%	1,184,837
14,541	Signet Jewelers Ltd. (Consumer Discretionary)	0.6%	1,904,289
34,342	Skyworks Solutions, Inc. (Information Technology)	0.7%	2,317,055
17,327	SL Green Realty Corp. (REIT) (Financials)	0.6%	2,012,358
28,233	Synopsys, Inc.* (Information Technology)	0.4%	1,225,030
12,733	Towers Watson & Co., Class A (Industrials)	0.4%	1,438,320
47,099	Trimble Navigation Ltd.* (Information Technology)	0.4%	1,324,659
45,597	UDR, Inc. (REIT) (Financials)	0.4%	1,403,476
17,446	Wabtec Corp. (Industrials)	0.5%	1,543,797
6,211,847	Other Common Stocks	67.8%	220,255,480
	Total Common Stocks (Cost $295,501,583)		294,385,482
Principal Amount
	U.S. Government & Agency Securities (a) — 5.3%
	U.S. Treasury Bills
$8,000,000	0.00%, due 01/15/15		7,999,550
9,183,000	0.00%, due 09/17/15		9,175,599
	Total U.S. Government & Agency Securities (Cost $ 17,176,816)		17,175,149

See accompanying notes to the financial statements.

156 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 11.8%
$38,365,978	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $38,366,189	$38,365,978
	Total Repurchase Agreements (Cost $38,365,978)	38,365,978
	Total Investment Securities (Cost $351,044,377) — 107.7%	349,926,609
	Liabilities in excess of other assets — (7.7%)	(24,915,280)
	Net Assets — 100.0%	$325,011,329

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $99,417,495.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,511,005
Aggregate gross unrealized depreciation	(10,565,466)
Net unrealized depreciation	$(2,054,461)
Federal income tax cost of investments	$351,981,070

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	335	12/19/14	$48,293,600	$948,389

Cash collateral in the amount of $2,468,950 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 157

Swap Agreements1

Ultra MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$49,316,550	11/06/15	Bank of America, N.A.	0.31%	S&P MidCap 400® Index	$(33,201,737)	$18,025,062	$15,176,675	$—
56,094,299	01/06/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	(21,020,738)	20,832,861	187,877	—
25,323,891	11/06/15	Credit Suisse International	0.36%	S&P MidCap 400® Index	(6,006,310)	5,947,045	59,265	—
26,288,208	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	(15,725,842)
79,462,093	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	(36,986,429)
105,750,301					(52,712,271)	—	52,712,271	—
3,391,997	12/07/15	Goldman Sachs International	0.52%	S&P MidCap 400® Index	34,730
14,712,679	12/07/15	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	141,544
18,104,676					176,274	(176,274)	—	—
27,842,925	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P MidCap 400® Index	2,552,993	(2,552,993)	—	—
14,452,513	11/06/15	Societe Generale	0.54%	S&P MidCap 400® Index	3,608,559	—	(3,608,559)	—
10,434,791	01/06/15	UBS AG	0.46%	S&P MidCap 400® Index	(282,976)	267,814	15,162	—
$307,319,946					$(106,886,206)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

158 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	12.6%
Consumer Staples	2.9%
Energy	4.0%
Financials	20.8%
Health Care	9.1%
Industrials	14.0%
Information Technology	16.2%
Materials	6.6%
Telecommunication Services	0.1%
Utilities	4.3%
Other[1]	9.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 159

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.7%
11,301	Aspen Technology, Inc.* (Information Technology)	0.2%	$426,500
11,382	Brunswick Corp. (Consumer Discretionary)	0.2%	565,458
8,558	Cepheid, Inc.* (Health Care)	0.2%	471,375
6,189	CLARCOR, Inc. (Industrials)	0.1%	407,793
26,741	CNO Financial Group, Inc. (Financials)	0.2%	463,689
10,659	Cognex Corp.* (Information Technology)	0.2%	433,928
19,892	CubeSmart (REIT) (Financials)	0.2%	428,474
5,915	Curtiss-Wright Corp. (Industrials)	0.2%	419,373
20,794	Dana Holding Corp. (Consumer Discretionary)	0.2%	440,833
9,196	DexCom, Inc.* (Health Care)	0.2%	473,226
15,083	Dynegy, Inc.* (Utilities)	0.2%	500,001
3,905	Esterline Technologies Corp.* (Industrials)	0.2%	464,031
5,187	FEI Co. (Information Technology)	0.2%	444,215
13,114	First American Financial Corp. (Financials)	0.2%	419,779
40,131	Graphic Packaging Holding Co.* (Materials)	0.2%	499,631
8,340	Guidewire Software, Inc.* (Information Technology)	0.2%	420,920
10,814	HealthSouth Corp. (Health Care)	0.2%	444,780
8,162	HEICO Corp. (Industrials)	0.2%	432,668
11,062	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	477,436
43,968	Investors Bancorp, Inc. (Financials)	0.2%	475,294
14,432	Isis Pharmaceuticals, Inc.* (Health Care)	0.3%	747,433
30,515	JetBlue Airways Corp.* (Industrials)	0.2%	446,434
12,773	LaSalle Hotel Properties (REIT) (Financials)	0.2%	515,646
8,310	MAXIMUS, Inc. (Information Technology)	0.2%	435,361
13,051	NPS Pharmaceuticals, Inc.* (Health Care)	0.2%	433,032
65,638	Office Depot, Inc.* (Consumer Discretionary)	0.2%	435,180
4,377	Pacira Pharmaceuticals, Inc.* (Health Care)	0.1%	411,132
6,981	PAREXEL International Corp.* (Health Care)	0.1%	408,458
11,553	PolyOne Corp. (Materials)	0.2%	430,927
8,559	Prosperity Bancshares, Inc. (Financials)	0.2%	480,845
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,850	Puma Biotechnology, Inc.* (Health Care)	0.3%	$647,007
35,124	RF Micro Devices, Inc.* (Information Technology)	0.2%	513,162
16,068	RLJ Lodging Trust (REIT) (Financials)	0.2%	529,119
8,361	SS&C Technologies Holdings, Inc. (Information Technology)	0.2%	422,649
7,253	STERIS Corp. (Health Care)	0.2%	462,379
30,350	Strategic Hotels & Resorts, Inc. (REIT)* (Financials)	0.1%	403,048
25,216	Sunstone Hotel Investors, Inc. (REIT) (Financials)	0.1%	403,708
8,621	Team Health Holdings, Inc.* (Health Care)	0.2%	492,776
4,606	Teledyne Technologies, Inc.* (Industrials)	0.2%	492,427
7,473	Tenneco, Inc.* (Consumer Discretionary)	0.1%	406,158
5,163	TreeHouse Foods, Inc.* (Consumer Staples)	0.2%	417,945
21,030	TriQuint Semiconductor, Inc.* (Information Technology)	0.2%	512,501
4,052	Tyler Technologies, Inc.* (Information Technology)	0.2%	439,966
3,480	Ultimate Software Group, Inc. (The)* (Information Technology)	0.2%	512,395
6,091	United Natural Foods, Inc.* (Consumer Staples)	0.2%	457,982
7,342	Verint Systems, Inc.* (Information Technology)	0.2%	441,915
8,674	West Pharmaceutical Services, Inc. (Health Care)	0.2%	451,135
4,756	WEX, Inc.* (Information Technology)	0.2%	537,808
8,139	Woodward, Inc. (Industrials)	0.2%	420,624
9,836,248	Other Common Stocks	78.3%	188,106,733
	Total Common Stocks (Cost $212,677,720)		210,925,289
No. of Rights
	Rights — 0.1%
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^	0.0%	42,607
49,993	Leap Wireless International, Inc.*^	0.1%	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		168,590

See accompanying notes to the financial statements.

160 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 17.9%
	U.S. Treasury Bills
$20,000,000	0.00%, due 12/11/14		19,999,666
23,000,000	0.00%, due 12/18/14		22,999,778
	Total U.S. Government & Agency Securities (Cost $ 42,999,444)		42,999,444
	Repurchase Agreements (a)(b) — 26.6%
63,985,279	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $63,985,629		63,985,279
	Total Repurchase Agreements (Cost $63,985,279)		63,985,279
	Total Investment Securities (Cost $319,662,443) — 132.3%		318,078,602
	Liabilities in excess of other assets — (32.3%)		(77,697,999)
	Net Assets — 100.0%		$240,380,603

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $168,590 or 0.07% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $131,761,206.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,401,464
Aggregate gross unrealized depreciation	(27,698,909)
Net unrealized depreciation	$(16,297,445)
Federal income tax cost of investments	$334,376,047

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	113	12/19/14	$13,248,120	$1,096,865

Cash collateral in the amount of $633,930 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 161

Swap Agreements1

Ultra Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$45,747,675	11/06/15	Bank of America, N.A.	(0.02)%	Russell 2000® Index	$(37,462,910)	$37,273,314	$189,596	$—
68,490,989	11/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(33,662,143)	33,640,794	21,349	—
1,733,375	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Index	726,238	(722,607)	(2,138)	1,493
390,852	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	620,640
19,324,493	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	(1,308,077)
19,715,345					(687,437)	675,285	12,152	—
40,398,552	01/06/16	Goldman Sachs International	(0.28)%	Russell 2000® Index	(3,528,067)	3,528,067	—	—
2,425,243	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	iShares® Russell 2000 ETF	589,971
23,897,153	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	Russell 2000® Index	(104,084)
26,322,396					485,887	(485,887)	—	—
12,683,905	11/06/15	Societe Generale	0.16%	Russell 2000® Index	(7,284,668)	7,259,985	24,683	—
41,493,189	11/06/15	UBS AG	0.01%	Russell 2000® Index	2,781,942	(2,781,942)	—	—
$256,585,426					$(78,631,158)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	12.1%
Consumer Staples	2.8%
Energy	3.3%
Financials	21.2%
Health Care	12.6%
Industrials	12.1%
Information Technology	15.8%
Materials	4.1%
Telecommunication Services	0.8%
Utilities	3.0%
Other[1]	12.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

162 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 72.0%
1,845	Akorn, Inc.* (Health Care)	0.3%	$73,929
1,234	Amsurg Corp.* (Health Care)	0.3%	63,637
698	Anixter International, Inc. (Information Technology)	0.2%	60,656
1,657	Bank of the Ozarks, Inc. (Financials)	0.2%	59,983
228	Boston Beer Co., Inc. (The), Class A* (Consumer Staples)	0.2%	59,957
486	Buffalo Wild Wings, Inc.* (Consumer Discretionary)	0.3%	82,722
973	Casey's General Stores, Inc. (Consumer Staples)	0.3%	81,460
5,280	Cousins Properties, Inc. (REIT) (Financials)	0.3%	64,627
612	Cracker Barrel Old Country Store, Inc. (Consumer Discretionary)	0.3%	78,342
1,237	Curtiss-Wright Corp. (Industrials)	0.4%	87,703
4,227	Darling Ingredients, Inc.* (Consumer Staples)	0.3%	78,622
5,024	DiamondRock Hospitality Co. (REIT) (Financials)	0.3%	75,008
1,721	EMCOR Group, Inc. (Industrials)	0.3%	74,605
1,195	EnerSys (Industrials)	0.3%	72,572
1,455	EPR Properties (REIT) (Financials)	0.3%	81,465
1,865	Geo Group, Inc. (The) (REIT) (Financials)	0.3%	75,141
2,502	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.3%	66,078
1,164	j2 Global, Inc. (Information Technology)	0.3%	65,813
1,002	Jack in the Box, Inc. (Consumer Discretionary)	0.3%	74,649
2,167	KapStone Paper and Packaging Corp.* (Materials)	0.3%	64,728
1,928	Manhattan Associates, Inc.* (Information Technology)	0.3%	76,272
963	MarketAxess Holdings, Inc. (Financials)	0.3%	63,144
1,720	MAXIMUS, Inc. (Information Technology)	0.4%	90,111
4,449	Medical Properties Trust, Inc. (REIT) (Financials)	0.2%	61,663
2,449	Microsemi Corp.* (Information Technology)	0.3%	66,613
1,043	Moog, Inc., Class A* (Industrials)	0.3%	75,910
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,084	New Jersey Resources Corp. (Utilities)	0.3%	$62,763
1,178	NorthWestern Corp. (Utilities)	0.3%	62,705
1,405	PAREXEL International Corp.* (Health Care)	0.3%	82,207
2,011	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	75,372
1,131	Pool Corp. (Consumer Discretionary)	0.3%	67,193
1,397	Post Properties, Inc. (REIT) (Financials)	0.3%	81,836
1,286	PRA Group, Inc.* (Financials)	0.3%	75,257
1,498	ProAssurance Corp. (Financials)	0.3%	67,545
1,039	Skechers U.S.A., Inc., Class A* (Consumer Discretionary)	0.3%	63,805
1,194	Southwest Gas Corp. (Utilities)	0.3%	69,121
854	Sovran Self Storage, Inc. (REIT) (Financials)	0.3%	72,607
1,687	Stifel Financial Corp.* (Financials)	0.3%	81,870
4,819	Susquehanna Bancshares, Inc. (Financials)	0.3%	63,466
943	Synaptics, Inc.* (Information Technology)	0.2%	59,400
964	Teledyne Technologies, Inc.* (Industrials)	0.4%	103,061
1,171	Texas Capital Bancshares, Inc.* (Financials)	0.3%	64,557
1,429	Toro Co. (The) (Industrials)	0.4%	93,857
1,080	TreeHouse Foods, Inc.* (Consumer Staples)	0.4%	87,426
4,489	TriQuint Semiconductor, Inc.* (Information Technology)	0.4%	109,397
843	Tyler Technologies, Inc.* (Information Technology)	0.4%	91,533
1,103	ViaSat, Inc.* (Information Technology)	0.3%	73,129
1,814	West Pharmaceutical Services, Inc. (Health Care)	0.4%	94,346
2,605	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	79,479
554,240	Other Common Stocks	57.0%	13,922,998
	Total Common Stocks (Cost $18,755,559)		17,580,340

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 163

Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.6%
$2,345,600	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,345,612	$2,345,600
	Total Repurchase Agreements (Cost $2,345,600)	2,345,600
	Total Investment Securities (Cost $21,101,159) — 81.6%	19,925,940
	Other assets less liabilities — 18.4%	4,482,493
	Net Assets — 100.0%	$24,408,433

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,907,539.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$652,174
Aggregate gross unrealized depreciation	(1,913,239)
Net unrealized depreciation	$(1,261,065)
Federal income tax cost of investments	$21,187,005

Swap Agreements1

Ultra SmallCap600 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$19,353,122	01/06/16	Bank of America, N.A.	0.41%	S&P SmallCap 600® Index	$1,533,368	$(1,533,368)	$—	$—
2,907,613	11/06/15	Citibank, N.A.	0.12%	S&P SmallCap 600® Index	614,528	(590,943)	—	23,585
3,445,078	11/06/15	Credit Suisse International	(0.04)%	S&P SmallCap 600® Index	216,565	(216,565)	—	—
135,633	01/06/16	Deutsche Bank AG	(0.08)%	iShares® Core S&P Small-Cap ETF	7,762
1,651,790	11/06/15	Deutsche Bank AG	(0.08)%	S&P SmallCap 600® Index	(16,271)
1,787,423					(8,509)	7,949	560	—
2,454,053	11/06/15	Morgan Stanley & Co. International PLC	0.31%	S&P SmallCap 600® Index	707,917	(707,917)	—	—
1,289,672	11/06/15	Societe Generale	0.56%	S&P SmallCap 600® Index	1,505,461	—	(1,505,461)	—
$31,236,961					$4,569,330

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

164 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	10.7%
Consumer Staples	2.8%
Energy	2.4%
Financials	16.5%
Health Care	8.0%
Industrials	11.8%
Information Technology	12.5%
Materials	4.2%
Telecommunication Services	0.5%
Utilities	2.6%
Other[1]	28.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 165

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.0%
23,917	3M Co. (Industrials)	0.4%	$3,828,873
58,750	AbbVie, Inc. (Health Care)	0.4%	4,065,500
73,210	Altria Group, Inc. (Consumer Staples)	0.4%	3,679,535
13,984	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	4,735,542
33,221	American Express Co. (Financials)	0.3%	3,070,285
28,037	Amgen, Inc. (Health Care)	0.5%	4,634,796
220,995	Apple, Inc. (Information Technology)	2.7%	26,282,936
191,418	AT&T, Inc. (Telecommunication Services)	0.7%	6,772,369
388,146	Bank of America Corp. (Financials)	0.7%	6,614,008
67,289	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	10,005,201
24,736	Boeing Co. (The) (Industrials)	0.3%	3,323,529
61,194	Bristol-Myers Squibb Co. (Health Care)	0.4%	3,613,506
29,510	Celgene Corp.* (Health Care)	0.3%	3,354,992
70,091	Chevron Corp. (Energy)	0.8%	7,630,807
188,214	Cisco Systems, Inc. (Information Technology)	0.5%	5,202,235
111,904	Citigroup, Inc. (Financials)	0.6%	6,039,459
145,698	Coca-Cola Co. (The) (Consumer Staples)	0.7%	6,531,641
95,528	Comcast Corp., Class A (Consumer Discretionary)	0.6%	5,448,917
42,747	CVS Health Corp. (Consumer Staples)	0.4%	3,905,366
157,397	Exxon Mobil Corp. (Energy)	1.5%	14,250,724
76,898	Facebook, Inc., Class A* (Information Technology)	0.6%	5,974,975
370,356	General Electric Co. (Industrials)	1.0%	9,810,730
55,796	Gilead Sciences, Inc.* (Health Care)	0.6%	5,597,455
10,486	Google, Inc., Class A* (Information Technology)	0.6%	5,757,653
10,485	Google, Inc., Class C* (Information Technology)	0.6%	5,681,088
49,679	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	4,938,093
182,744	Intel Corp. (Information Technology)	0.7%	6,807,214
34,244	International Business Machines Corp. (Information Technology)	0.6%	5,553,349
104,098	Johnson & Johnson (Health Care)	1.2%	11,268,608
138,831	JPMorgan Chase & Co. (Financials)	0.9%	8,352,073
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
36,330	MasterCard, Inc., Class A (Information Technology)	0.3%	$3,171,246
36,243	McDonald's Corp. (Consumer Discretionary)	0.3%	3,508,685
106,473	Merck & Co., Inc. (Health Care)	0.7%	6,430,969
304,137	Microsoft Corp. (Information Technology)	1.5%	14,540,790
120,035	Oracle Corp. (Information Technology)	0.5%	5,090,684
55,616	PepsiCo, Inc. (Consumer Staples)	0.6%	5,567,162
234,044	Pfizer, Inc. (Health Care)	0.8%	7,290,471
57,659	Philip Morris International, Inc. (Consumer Staples)	0.5%	5,012,297
99,941	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	9,037,665
61,863	QUALCOMM, Inc. (Information Technology)	0.4%	4,509,813
47,852	Schlumberger Ltd. (Energy)	0.4%	4,112,879
33,125	Union Pacific Corp. (Industrials)	0.4%	3,868,006
31,402	United Technologies Corp. (Industrials)	0.3%	3,456,732
35,863	UnitedHealth Group, Inc. (Health Care)	0.4%	3,537,168
153,003	Verizon Communications, Inc. (Telecommunication Services)	0.8%	7,740,422
18,170	Visa, Inc., Class A (Information Technology)	0.5%	4,691,312
58,283	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	5,102,094
58,290	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	5,392,408
175,346	Wells Fargo & Co. (Financials)	1.0%	9,552,850
6,206,756	Other Common Stocks	37.6%	365,081,201
	Total Common Stocks (Cost $670,609,355)		679,426,313
Principal Amount
	Repurchase Agreements (a)(b) — 12.9%
$124,865,819	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $124,866,503		124,865,819
	Total Repurchase Agreements (Cost $124,865,819)		124,865,819
	Total Investment Securities (Cost $795,475,174) — 82.9%		804,292,132
	Other assets less liabilities — 17.1%		165,632,727
	Net Assets — 100.0%		$969,924,859

See accompanying notes to the financial statements.

166 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $264,552,626.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,946,252
Aggregate gross unrealized depreciation	(19,353,084)
Net unrealized appreciation	$8,593,168
Federal income tax cost of investments	$795,698,964

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,211	12/19/14	$125,156,850	$3,172,146

Cash collateral in the amount of $6,127,660 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

UltraPro S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$10,396,939	11/06/15	Bank of America, N.A.	0.41%	SPDR® S&P 500® ETF Trust	$10,005,648
68,304,677	11/06/15	Bank of America, N.A.	0.56%	S&P 500® Index	26,356,049
78,701,616					36,361,697	$(36,361,697)	$—	$—
713,631,159	11/06/15	Citibank, N.A.	0.47%	S&P 500® Index	14,238,266	(14,238,266)	—	—
94,550,391	11/06/15	Credit Suisse International	0.46%	S&P 500® Index	34,969,778	(34,914,267)	(55,511)	—
4,466,629	01/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	358,050
106,561,780	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	35,273,901
111,028,409					35,631,951	—	(35,631,951)	—
7,798,825	12/07/15	Goldman Sachs International	0.43%	SPDR® S&P 500® ETF Trust	2,452,812
49,659,467	12/07/15	Goldman Sachs International	0.52%	S&P 500® Index	2,168,506
57,458,292					4,621,318	(4,621,318)	—	—
4,250,572	11/06/15	Morgan Stanley & Co. International PLC	0.46%	SPDR® S&P 500® ETF Trust	3,913,904
450,255,103	01/06/16	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Index	35,423,094
454,505,675					39,336,998	(39,336,998)	—	—
398,424,748	11/06/15	Societe Generale	0.46%	S&P 500® Index	25,194,835	—	(25,194,835)	—
197,034,108	01/06/15	UBS AG	0.51%	S&P 500® Index	19,401,431	(19,401,431)	—	—
$2,105,334,398					$209,756,274

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 167

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	8.4%
Consumer Staples	6.9%
Energy	5.9%
Financials	11.4%
Health Care	10.0%
Industrials	7.3%
Information Technology	14.0%
Materials	2.2%
Telecommunication Services	1.7%
Utilities	2.2%
Other[1]	30.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

168 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 70.7%
	Consumer Discretionary — 12.4%
79,565	Amazon.com, Inc.*	$26,943,892
34,777	Bed Bath & Beyond, Inc.*	2,551,589
18,709	Charter Communications, Inc., Class A*	3,174,917
370,166	Comcast Corp., Class A	21,114,269
86,486	DIRECTV*	7,585,687
25,548	Discovery Communications, Inc., Class A*	891,625
25,958	Discovery Communications, Inc., Class C*	882,832
38,267	DISH Network Corp., Class A*	3,038,782
35,410	Dollar Tree, Inc.*	2,420,628
19,698	Expedia, Inc.	1,715,893
33,169	Garmin Ltd.	1,900,584
4	Liberty Broadband Corp., Class A*	192
4	Liberty Broadband Corp., Class C*	204
37,008	Liberty Global PLC, Class A*	1,924,046
77,951	Liberty Interactive Corp., Class A*	2,272,272
17,988	Liberty Media Corp.*	661,419
39,377	Liberty Media Corp., Class C*	1,438,442
11,082	Liberty Ventures*	406,044
50,037	Marriott International, Inc., Class A	3,942,415
58,179	Mattel, Inc.	1,835,547
10,348	Netflix, Inc.*	3,586,513
17,869	O'Reilly Automotive, Inc.*	3,265,381
9,032	Priceline Group, Inc. (The)*	10,478,836
36,437	Ross Stores, Inc.	3,333,257
976,721	Sirius XM Holdings, Inc.*	3,545,497
110,934	Staples, Inc.	1,559,732
129,360	Starbucks Corp.	10,505,326
21,462	Tesla Motors, Inc.*	5,247,888
23,708	Tractor Supply Co.	1,823,856
22,384	TripAdvisor, Inc.*	1,648,582
239,628	Twenty-First Century Fox, Inc., Class A	8,818,310
64,072	Viacom, Inc., Class B	4,845,765
17,453	Wynn Resorts Ltd.	3,117,280
		146,477,502
	Consumer Staples — 3.3%
75,476	Costco Wholesale Corp.	10,726,649
27,970	Keurig Green Mountain, Inc.	3,975,656
102,284	Kraft Foods Group, Inc.	6,154,428
290,317	Mondelez International, Inc., Class A	11,380,427
28,788	Monster Beverage Corp.*	3,228,574
62,208	Whole Foods Market, Inc.	3,050,058
		38,515,792
Shares		Value
	Common Stocks (a) (continued)
	Health Care — 10.6%
34,065	Alexion Pharmaceuticals, Inc.*	$6,639,268
130,808	Amgen, Inc.	21,623,870
40,665	Biogen Idec, Inc.*	12,512,214
35,718	Catamaran Corp.*	1,819,475
137,679	Celgene Corp.*	15,652,726
58,731	Cerner Corp.*	3,782,276
128,370	Express Scripts Holding Co.*	10,673,966
260,316	Gilead Sciences, Inc.*	26,114,901
14,609	Henry Schein, Inc.*	2,004,355
24,005	Illumina, Inc.*	4,582,314
6,191	Intuitive Surgical, Inc.*	3,205,514
64,413	Mylan, Inc.*	3,775,246
17,063	Regeneron Pharmaceuticals, Inc.*	7,100,085
40,999	Vertex Pharmaceuticals, Inc.*	4,832,962
		124,319,172
	Industrials — 1.2%
25,341	C.H. Robinson Worldwide, Inc.	1,868,645
33,598	Expeditors International of Washington, Inc.	1,573,058
51,105	Fastenal Co.	2,309,946
61,093	PACCAR, Inc.	4,094,453
14,605	Stericycle, Inc.*	1,882,877
28,668	Verisk Analytics, Inc., Class A*	1,776,843
		13,505,822
	Information Technology — 42.4%
123,553	Activision Blizzard, Inc.	2,674,922
85,650	Adobe Systems, Inc.*	6,310,692
30,680	Akamai Technologies, Inc.*	1,982,235
53,208	Altera Corp.	2,001,685
54,109	Analog Devices, Inc.	2,956,516
1,031,136	Apple, Inc.	122,633,006
209,813	Applied Materials, Inc.	5,046,003
39,240	Autodesk, Inc.*	2,432,880
82,815	Automatic Data Processing, Inc.	7,092,277
43,347	Avago Technologies Ltd.	4,048,610
47,668	Baidu, Inc. (ADR)*	11,683,903
93,168	Broadcom Corp., Class A	4,018,336
76,641	CA, Inc.	2,387,367
32,855	Check Point Software Technologies Ltd.*	2,540,020
882,149	Cisco Systems, Inc.	24,382,598
28,322	Citrix Systems, Inc.*	1,878,032
104,687	Cognizant Technology Solutions Corp., Class A*	5,652,051
213,742	eBay, Inc.*	11,730,161
9,372	Equinix, Inc.	2,129,037
12,758	F5 Networks, Inc.*	1,648,206
385,522	Facebook, Inc., Class A*	29,955,059
42,917	Fiserv, Inc.*	3,068,136
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO QQQ® 169

Shares		Value
	Common Stocks (a) (continued)
48,795	Google, Inc., Class A*	$26,792,359
58,241	Google, Inc., Class C*	31,556,721
852,583	Intel Corp.	31,758,717
48,887	Intuit, Inc.	4,589,023
28,477	KLA-Tencor Corp.	1,977,443
41,073	Linear Technology Corp.	1,890,590
48,895	Maxim Integrated Products, Inc.	1,445,825
184,400	Micron Technology, Inc.*	6,629,180
1,418,937	Microsoft Corp.	67,839,378
54,977	NetApp, Inc.	2,339,271
93,320	NVIDIA Corp.	1,956,920
41,100	NXP Semiconductor N.V.*	3,197,991
62,527	Paychex, Inc.	2,964,405
288,618	QUALCOMM, Inc.	21,040,252
38,613	SanDisk Corp.	3,994,901
56,278	Seagate Technology PLC	3,720,539
118,902	Symantec Corp.	3,102,153
183,838	Texas Instruments, Inc.	10,004,464
40,298	Western Digital Corp.	4,161,574
46,234	Xilinx, Inc.	2,100,873
171,275	Yahoo!, Inc.*	8,861,769
		500,176,080
	Materials — 0.2%
20,488	Sigma-Aldrich Corp.	2,798,661
	Telecommunication Services — 0.6%
22,215	SBA Communications Corp., Class A*	2,702,899
284,498	VimpelCom Ltd. (ADR)	1,493,615
86,308	Vodafone Group PLC (ADR)	3,154,557
		7,351,071
	Total Common Stocks (Cost $798,674,565)	833,144,100
Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.0%
$105,817,126	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $105,817,706	$105,817,126
	Total Repurchase Agreements (Cost $105,817,126)	105,817,126
	Total Investment Securities (Cost $904,491,691) — 79.7%	938,961,226
	Other assets less liabilities — 20.3%	239,510,699
	Net Assets — 100.0%	$1,178,471,925

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $117,791,853.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,734,560
Aggregate gross unrealized depreciation	(11,583,407)
Net unrealized appreciation	$34,151,153
Federal income tax cost of investments	$904,810,073

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,010	12/19/14	$87,632,650	$3,012,747

Cash collateral in the amount of $3,999,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

170 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro QQQ® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$105,738,971	11/06/15	Bank of America, N.A.	0.61%	NASDAQ-100 Index®	$34,278,203	$(34,278,203)	$—	$—
310,431,256	12/07/15	Citibank, N.A.	0.47%	NASDAQ-100 Index®	7,947,885	(6,866,805)	—	1,081,080
872,278	12/07/15	Credit Suisse International	0.46%	NASDAQ-100 Index®	111,046	—	(43)	111,003
1,145,749	11/06/15	Deutsche Bank AG	0.47%	NASDAQ-100 Index®	411,241
64,071,071	11/06/15	Deutsche Bank AG	0.27%	PowerShares QQQ TrustSM, Series 1	13,907,842
65,216,820					14,319,083	—	(14,000,015)	319,068
1,216,059	12/07/15	Goldman Sachs International	0.42%	PowerShares QQQ TrustSM, Series 1	49,266
389,505,229	11/06/15	Goldman Sachs International	0.62%	NASDAQ-100 Index®	18,067,193
390,721,288					18,116,459	(16,687,676)	—	1,428,783
3,678,680	11/06/15	Morgan Stanley & Co. International PLC	0.61%	NASDAQ-100 Index®	1,805,004
33,385,313	11/06/15	Morgan Stanley & Co.International PLC	0.56%	PowerShares QQQ TrustSM, Series 1	27,070,243
37,063,993					28,875,247	(28,875,247)	—	—
588,164,529	11/06/15	Societe Generale	0.51%	NASDAQ-100 Index®	119,032,805	—	(119,032,805)	—
1,116,581,606	12/07/15	UBS AG	0.51%	NASDAQ-100 Index®	42,485,411	(39,055,259)	—	3,430,152
$2,614,790,741					$265,166,139

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO QQQ® 171

Shares		Value
	Common Stocks (a) — 64.6%
	Consumer Discretionary — 9.0%
42,931	Home Depot, Inc. (The)	$4,267,341
42,931	McDonald's Corp.	4,156,150
42,931	NIKE, Inc., Class B	4,262,619
42,931	Walt Disney Co. (The)	3,971,547
		16,657,657
	Consumer Staples — 5.2%
42,931	Coca-Cola Co. (The)	1,924,597
42,931	Procter & Gamble Co. (The)	3,882,250
42,931	Wal-Mart Stores, Inc.	3,758,180
		9,565,027
	Energy — 4.6%
42,931	Chevron Corp.	4,673,898
42,931	Exxon Mobil Corp.	3,886,973
		8,560,871
	Financials — 10.4%
42,931	American Express Co.	3,967,683
42,931	Goldman Sachs Group, Inc. (The)	8,088,630
42,931	JPMorgan Chase & Co.	2,582,729
42,931	Travelers Cos., Inc. (The)	4,484,143
		19,123,185
	Health Care — 6.9%
42,931	Johnson & Johnson	4,647,281
42,931	Merck & Co., Inc.	2,593,032
42,931	Pfizer, Inc.	1,337,301
42,931	UnitedHealth Group, Inc.	4,234,284
		12,811,898
	Industrials — 12.4%
42,931	3M Co.	6,872,824
42,931	Boeing Co. (The)	5,768,209
42,931	Caterpillar, Inc.	4,318,859
42,931	General Electric Co.	1,137,242
42,931	United Technologies Corp.	4,725,844
		22,822,978
	Information Technology — 12.4%
42,931	Cisco Systems, Inc.	1,186,613
42,931	Intel Corp.	1,599,180
42,931	International Business Machines Corp.	6,962,120
42,931	Microsoft Corp.	2,052,531
42,931	Visa, Inc., Class A	11,084,355
		22,884,799
	Materials — 1.7%
42,931	E.I. du Pont de Nemours & Co.	3,065,273
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.0%
42,931	AT&T, Inc.	$1,518,899
42,931	Verizon Communications, Inc.	2,171,879
		3,690,778
	Total Common Stocks (Cost $114,699,831)	119,182,466
Principal Amount
	Repurchase Agreements (a)(b) — 12.5%
$23,067,679	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $23,067,803	23,067,679
	Total Repurchase Agreements (Cost $23,067,679)	23,067,679
	Total Investment Securities (Cost $137,767,510) — 77.1%	142,250,145
	Other assets less liabilities — 22.9%	42,311,978
	Net Assets — 100.0%	$184,562,123

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $67,489,198.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,626,941
Aggregate gross unrealized depreciation	(2,144,306)
Net unrealized appreciation	$4,482,635
Federal income tax cost of investments	$137,767,510

See accompanying notes to the financial statements.

172 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	167	12/19/14	$14,877,195	$425,952

Cash collateral in the amount of $716,430 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

UltraPro Dow30SM had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$75,681,057	11/06/15	Bank of America, N.A.	0.61%	Dow Jones Industrial AverageSM Index	$7,527,407	$(7,527,407)	$—	$—
185,102,308	11/06/15	Citibank, N.A.	0.47%	Dow Jones Industrial AverageSM Index	11,740,453	(11,740,453)	—	—
3,143,315	11/06/15	Credit Suisse International	0.46%	Dow Jones Industrial AverageSM Index	1,258,981	(1,258,981)	—	—
1,432,592	11/06/15	Deutsche Bank AG	0.17%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,104,335
7,502,551	11/06/15	Deutsche Bank AG	0.22%	Dow Jones Industrial AverageSM Index	9,329,968
8,935,143					10,434,303	—	(10,350,000)	84,303
1,848,895	12/07/15	Goldman Sachs International	0.72%	Dow Jones Industrial AverageSM Index	32,233	—	—	32,233
1,562,445	11/06/15	Morgan Stanley & Co. International PLC	0.51%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,434,326
100,822,762	01/06/16	Morgan Stanley & Co. International PLC	0.61%	Dow Jones Industrial AverageSM Index	7,310,040
102,385,207					8,744,366	(8,741,000)	—	3,366
7,830,698	11/06/15	Societe Generale	0.51%	Dow Jones Industrial AverageSM Index	3,822,460	—	(3,822,460)	—
34,757,616	11/06/15	UBS AG	0.51%	Dow Jones Industrial AverageSM Index	2,763,907	(2,763,907)	—	—
$419,684,239					$46,324,110

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO DOW30SM 173

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 71.4%
1,814	Advance Auto Parts, Inc. (Consumer Discretionary)	0.5%	$266,803
3,353	Alaska Air Group, Inc. (Industrials)	0.3%	197,928
407	Alleghany Corp.* (Financials)	0.3%	185,812
2,758	Alliant Energy Corp. (Utilities)	0.3%	173,395
2,287	ANSYS, Inc.* (Information Technology)	0.3%	191,010
3,953	Arthur J. Gallagher & Co. (Financials)	0.3%	189,546
1,782	Ashland, Inc. (Materials)	0.4%	203,237
2,618	B/E Aerospace, Inc.* (Industrials)	0.4%	203,864
2,127	Camden Property Trust (REIT) (Financials)	0.3%	163,098
3,323	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	254,907
1,200	Cooper Cos., Inc. (The) (Health Care)	0.4%	202,680
8,481	Duke Realty Corp. (REIT) (Financials)	0.3%	164,871
3,815	Endo International PLC* (Health Care)	0.5%	279,144
1,535	Energizer Holdings, Inc. (Consumer Staples)	0.4%	199,581
1,361	Equinix, Inc. (Information Technology)	0.5%	309,178
1,130	Everest Re Group Ltd. (Financials)	0.4%	198,191
2,740	Extra Space Storage, Inc. (REIT) (Financials)	0.3%	162,400
1,683	Federal Realty Investment Trust (REIT) (Financials)	0.4%	223,267
3,573	Foot Locker, Inc. (Consumer Discretionary)	0.4%	204,697
3,939	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	176,940
2,210	Gartner, Inc.* (Information Technology)	0.3%	188,911
2,477	Hanesbrands, Inc. (Consumer Discretionary)	0.5%	286,638
2,109	Henry Schein, Inc.* (Health Care)	0.5%	289,355
4,936	HollyFrontier Corp. (Energy)	0.4%	201,488
1,185	IDEXX Laboratories, Inc.* (Health Care)	0.3%	176,980
2,289	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	188,911
4,446	Jarden Corp.* (Consumer Discretionary)	0.3%	196,291
7,504	LKQ Corp.* (Consumer Discretionary)	0.4%	217,991
2,492	MEDNAX, Inc.* (Health Care)	0.3%	163,126
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
718	Mettler-Toledo International, Inc.* (Health Care)	0.4%	$210,561
11,004	New York Community Bancorp, Inc. (Financials)	0.3%	174,854
2,685	Oceaneering International, Inc. (Energy)	0.3%	168,376
4,953	OGE Energy Corp. (Utilities)	0.3%	176,773
2,433	Omnicare, Inc. (Health Care)	0.3%	171,089
2,446	Packaging Corp. of America (Materials)	0.3%	181,689
1,509	Polaris Industries, Inc. (Consumer Discretionary)	0.4%	236,475
3,126	Raymond James Financial, Inc. (Financials)	0.3%	175,994
5,534	Realty Income Corp. (REIT) (Financials)	0.5%	257,110
3,484	ResMed, Inc. (Health Care)	0.3%	185,349
3,559	Rock-Tenn Co., Class A (Materials)	0.4%	202,187
1,583	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	162,558
1,994	Signet Jewelers Ltd. (Consumer Discretionary)	0.5%	261,134
4,711	Skyworks Solutions, Inc. (Information Technology)	0.6%	317,851
2,376	SL Green Realty Corp. (REIT) (Financials)	0.5%	275,949
3,874	Synopsys, Inc.* (Information Technology)	0.3%	168,093
1,745	Towers Watson & Co., Class A (Industrials)	0.3%	197,115
6,461	Trimble Navigation Ltd.* (Information Technology)	0.3%	181,716
6,257	UDR, Inc. (REIT) (Financials)	0.3%	192,590
2,394	Wabtec Corp. (Industrials)	0.4%	211,845
852,255	Other Common Stocks	53.4%	30,216,212
	Total Common Stocks (Cost $41,449,651)		40,385,760
Principal Amount
	Repurchase Agreements (a)(b) — 9.1%
$5,138,264	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $5,138,293		5,138,264
	Total Repurchase Agreements (Cost $5,138,264)		5,138,264
	Total Investment Securities (Cost $46,587,915) — 80.5%		45,524,024
	Other assets less liabilities — 19.5%		11,055,086
	Net Assets — 100.0%		$56,579,110

See accompanying notes to the financial statements.

174 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $5,346,383.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,697,884
Aggregate gross unrealized depreciation	(2,770,760)
Net unrealized depreciation	$(1,072,876)
Federal income tax cost of investments	$46,596,900

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	19	12/19/14	$2,739,040	$113,557

Cash collateral in the amount of $140,030 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements1

UltraPro MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$3,634,384	01/06/16	Bank of America, N.A.	0.31%	S&P MidCap 400® Index	$1,890,628	$(1,890,628)	$—	$—
13,483,377	12/07/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	74,853	—	—	74,853
162,508	11/06/15	Credit Suisse International	0.36%	S&P MidCap 400® Index	49,292	—	—	49,292
137,950	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	85,835
2,315,313	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	1,224,544
2,453,263					1,310,379	—	(1,150,001)	160,378
2,682,605	12/07/15	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	25,808
27,911,134	01/06/15	Goldman Sachs International	0.52%	S&P MidCap 400® Index	1,658,761
30,593,739					1,684,569	(1,684,569)	—	—
124,512	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P MidCap 400® Index	90,188	—	—	90,188
32,479,771	01/06/16	Societe Generale	0.54%	S&P MidCap 400® Index	3,487,618	—	(3,487,618)	—
43,694,949	01/06/15	UBS AG	0.46%	S&P MidCap 400® Index	1,796,585	(1,796,585)	—	—
$126,626,503					$10,384,112

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO MIDCAP400 175

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	9.9%
Consumer Staples	2.3%
Energy	3.1%
Financials	16.4%
Health Care	7.2%
Industrials	11.0%
Information Technology	12.8%
Materials	5.2%
Telecommunication Services	0.1%
Utilities	3.4%
Other[1]	28.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

176 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.8%
6,770	Aspen Technology, Inc.* (Information Technology)	0.1%	$255,500
6,816	Brunswick Corp. (Consumer Discretionary)	0.2%	338,619
5,123	Cepheid, Inc.* (Health Care)	0.2%	282,175
3,704	CLARCOR, Inc. (Industrials)	0.1%	244,057
16,015	CNO Financial Group, Inc. (Financials)	0.2%	277,700
6,383	Cognex Corp.* (Information Technology)	0.1%	259,852
11,911	CubeSmart (REIT) (Financials)	0.1%	256,563
3,542	Curtiss-Wright Corp. (Industrials)	0.1%	251,128
12,451	Dana Holding Corp. (Consumer Discretionary)	0.1%	263,961
5,507	DexCom, Inc.* (Health Care)	0.2%	283,390
9,033	Dynegy, Inc.* (Utilities)	0.2%	299,444
2,340	Esterline Technologies Corp.* (Industrials)	0.2%	278,062
3,108	FEI Co. (Information Technology)	0.2%	266,169
7,852	First American Financial Corp. (Financials)	0.1%	251,343
24,031	Graphic Packaging Holding Co.* (Materials)	0.2%	299,186
4,995	Guidewire Software, Inc.* (Information Technology)	0.1%	252,098
6,476	HealthSouth Corp. (Health Care)	0.2%	266,358
4,888	HEICO Corp. (Industrials)	0.1%	259,113
6,626	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	285,978
26,328	Investors Bancorp, Inc. (Financials)	0.2%	284,606
8,645	Isis Pharmaceuticals, Inc.* (Health Care)	0.3%	447,724
18,273	JetBlue Airways Corp.* (Industrials)	0.2%	267,334
7,651	LaSalle Hotel Properties (REIT) (Financials)	0.2%	308,871
4,977	MAXIMUS, Inc. (Information Technology)	0.1%	260,745
7,817	NPS Pharmaceuticals, Inc.* (Health Care)	0.1%	259,368
39,306	Office Depot, Inc.* (Consumer Discretionary)	0.1%	260,599
2,622	Pacira Pharmaceuticals, Inc.* (Health Care)	0.1%	246,284
4,182	PAREXEL International Corp.* (Health Care)	0.1%	244,689
6,918	PolyOne Corp. (Materials)	0.1%	258,041
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,124	Prosperity Bancshares, Inc. (Financials)	0.2%	$287,866
1,707	Puma Biotechnology, Inc.* (Health Care)	0.2%	387,523
21,034	RF Micro Devices, Inc.* (Information Technology)	0.2%	307,307
9,622	RLJ Lodging Trust (REIT) (Financials)	0.2%	316,852
5,008	SS&C Technologies Holdings, Inc. (Information Technology)	0.1%	253,154
4,343	STERIS Corp. (Health Care)	0.2%	276,866
18,176	Strategic Hotels & Resorts, Inc. (REIT)* (Financials)	0.1%	241,377
15,100	Sunstone Hotel Investors, Inc. (REIT) (Financials)	0.1%	241,751
5,162	Team Health Holdings, Inc.* (Health Care)	0.2%	295,060
2,759	Teledyne Technologies, Inc.* (Industrials)	0.2%	294,965
4,474	Tenneco, Inc.* (Consumer Discretionary)	0.1%	243,162
3,092	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	250,297
12,592	TriQuint Semiconductor, Inc.* (Information Technology)	0.2%	306,867
2,428	Tyler Technologies, Inc.* (Information Technology)	0.1%	263,632
2,086	Ultimate Software Group, Inc. (The)* (Information Technology)	0.2%	307,143
3,650	United Natural Foods, Inc.* (Consumer Staples)	0.2%	274,444
4,396	Verint Systems, Inc.* (Information Technology)	0.1%	264,595
5,195	West Pharmaceutical Services, Inc. (Health Care)	0.2%	270,192
2,849	WEX, Inc.* (Information Technology)	0.2%	322,165
4,873	Woodward, Inc. (Industrials)	0.1%	251,837
5,890,460	Other Common Stocks	63.2%	112,645,807
	Total Common Stocks (Cost $135,327,804)		126,311,819
No. of Rights
	Rights — 0.0% ‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^	0.0%	6,214
3,034	Leap Wireless International, Inc.*^	0.0%	7,646
363	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		13,860

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO RUSSELL2000 177

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	Repurchase Agreements (a)(b) — 11.5%
$20,483,514	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $20,483,625		20,483,514
	Total Repurchase Agreements (Cost $20,483,514)		20,483,514
	Total Investment Securities (Cost $155,811,318) — 82.3%		146,809,193
	Other assets less liabilities — 17.7%		31,505,056
	Net Assets — 100.0%		$178,314,249

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $13,860 or 0.01% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $14,028,896.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,283,800
Aggregate gross unrealized depreciation	(14,740,557)
Net unrealized depreciation	$(10,456,757)
Federal income tax cost of investments	$157,265,950

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	8	12/19/14	$937,920	$71,654

Cash collateral in the amount of $44,880 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

178 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$141,723,345	01/06/16	Bank of America, N.A.	(0.02)%	Russell 2000® Index	$18,202,818	$(18,202,818)	$—	$—
24,806,567	12/07/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(143,051)	142,187	864	—
865,042	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Index	62,855	—	—	62,855
518,874	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	511,549
11,841,266	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	443,463
12,360,140					955,012	—	(950,000)	5,012
4,127,533	12/07/15	Goldman Sachs International	(0.48)%	iShares® Russell 2000 ETF	9,624
9,717,008	12/07/15	Goldman Sachs International	(0.28)%	Russell 2000® Index	307,200
13,844,541					316,824	(316,824)	—	—
31,499,574	01/06/16	Morgan Stanley & Co. International PLC	(0.04)%	Russell 2000® Index	4,274,855
74,847,750	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	iShares® Russell 2000 ETF	154,303
106,347,324					4,429,158	(4,429,158)	—	—
103,187,935	11/06/15	Societe Generale	0.16%	Russell 2000® Index	9,135,726	—	(9,135,726)	—
4,572,333	12/07/15	UBS AG	0.01%	Russell 2000® Index	(20,856)	10,659	10,197	—
$407,707,227					$32,938,486

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO RUSSELL2000 179

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	9.8%
Consumer Staples	2.3%
Energy	2.7%
Financials	17.1%
Health Care	10.1%
Industrials	9.8%
Information Technology	12.7%
Materials	3.3%
Telecommunication Services	0.5%
Utilities	2.5%
Other[1]	29.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

180 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 77.4%
641	Abbott Laboratories (Health Care)	0.5%	$28,531
617	American International Group, Inc. (Financials)	0.6%	33,812
2,215	AT&T, Inc. (Telecommunication Services)	1.4%	78,367
4,488	Bank of America Corp. (Financials)	1.4%	76,475
487	Bank of New York Mellon Corp. (The) (Financials)	0.3%	19,495
781	Berkshire Hathaway, Inc., Class B* (Financials)	2.0%	116,127
455	Bristol-Myers Squibb Co. (Health Care)	0.5%	26,868
244	Capital One Financial Corp. (Financials)	0.3%	20,301
210	Caterpillar, Inc. (Industrials)	0.4%	21,126
812	Chevron Corp. (Energy)	1.6%	88,402
2,186	Cisco Systems, Inc. (Information Technology)	1.1%	60,421
1,297	Citigroup, Inc. (Financials)	1.2%	69,999
524	ConocoPhillips (Energy)	0.6%	34,621
192	Covidien PLC (Health Care)	0.3%	19,392
428	CVS Health Corp. (Consumer Staples)	0.7%	39,102
432	Dow Chemical Co. (The) (Materials)	0.3%	21,025
302	Duke Energy Corp. (Utilities)	0.4%	24,432
420	Eli Lilly & Co. (Health Care)	0.5%	28,610
787	EMC Corp. (Information Technology)	0.4%	23,885
1,833	Exxon Mobil Corp. (Energy)	2.9%	165,960
1,657	Ford Motor Co. (Consumer Discretionary)	0.5%	26,065
131	General Dynamics Corp. (Industrials)	0.3%	19,042
4,280	General Electric Co. (Industrials)	2.0%	113,377
684	General Motors Co. (Consumer Discretionary)	0.4%	22,866
191	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	35,986
809	Hewlett-Packard Co. (Information Technology)	0.6%	31,600
1,944	Intel Corp. (Information Technology)	1.3%	72,414
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,018	Johnson & Johnson (Health Care)	1.9%	$110,199
1,615	JPMorgan Chase & Co. (Financials)	1.7%	97,158
426	Medtronic, Inc. (Health Care)	0.6%	31,469
1,073	Merck & Co., Inc. (Health Care)	1.1%	64,809
399	MetLife, Inc. (Financials)	0.4%	22,188
1,245	Microsoft Corp. (Information Technology)	1.1%	59,523
722	Mondelez International, Inc., Class A (Consumer Staples)	0.5%	28,302
655	Morgan Stanley (Financials)	0.4%	23,043
186	NextEra Energy, Inc. (Utilities)	0.3%	19,417
335	Occidental Petroleum Corp. (Energy)	0.5%	26,723
2,722	Pfizer, Inc. (Health Care)	1.5%	84,790
277	Philip Morris International, Inc. (Consumer Staples)	0.4%	24,080
228	PNC Financial Services Group, Inc. (The) (Financials)	0.3%	19,943
1,089	Procter & Gamble Co. (The) (Consumer Staples)	1.7%	98,478
380	Southern Co. (The) (Utilities)	0.3%	18,023
376	Time Warner, Inc. (Consumer Discretionary)	0.6%	32,005
733	U.S. Bancorp/MN (Financials)	0.6%	32,399
347	United Technologies Corp. (Industrials)	0.7%	38,198
418	UnitedHealth Group, Inc. (Health Care)	0.7%	41,227
611	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	53,487
2,038	Wells Fargo & Co. (Financials)	2.0%	111,030
430	Yahoo!, Inc.* (Information Technology)	0.4%	22,248
48,098	Other Common Stocks	34.6%	2,025,159
	Total Common Stocks (Cost $4,135,732)		4,402,199

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL1000 VALUE 181

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.6%
$431,191	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $431,192	$431,191
	Total Repurchase Agreements (Cost $431,191)	431,191
	Total Investment Securities (Cost $4,566,923) — 85.0%	4,833,390
	Other assets less liabilities — 15.0%	852,657
	Net Assets — 100.0%	$5,686,047

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $536,997.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$312,595
Aggregate gross unrealized depreciation	(137,866)
Net unrealized appreciation	$174,729
Federal income tax cost of investments	$4,658,661

Swap Agreements1

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$233,319	11/06/15	Credit Suisse International	0.21%	Russell 1000® Value Index	$34,472	$—	$—	$34,472
59,799	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Value ETF	7,891
1,039,911	01/06/16	Deutsche Bank AG	0.02%	Russell 1000® Value Index	10,849
1,099,710					18,740	—	—	18,740
52,057	11/06/15	Morgan Stanley & Co. International PLC	0.26%	iShares® Russell 1000 Value ETF	59,910
2,503,679	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Russell 1000® Value Index	306,269
2,555,736					366,179	(278,000)	—	88,179
2,877,389	11/06/15	Societe Generale	0.56%	Russell 1000® Value Index	371,260	—	(290,000)	81,260
204,569	01/06/15	UBS AG	0.51%	Russell 1000® Value Index	80,153	—	—	80,153
$6,970,723					$870,804

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

182 :: UVG ULTRA RUSSELL1000 VALUE :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	5.0%
Consumer Staples	5.8%
Energy	8.5%
Financials	22.8%
Health Care	10.8%
Industrials	8.0%
Information Technology	7.5%
Materials	2.4%
Telecommunication Services	1.7%
Utilities	4.9%
Other[1]	22.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL1000 VALUE 183

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.0%
595	3M Co. (Industrials)	0.7%	$95,254
1,445	AbbVie, Inc. (Health Care)	0.7%	99,994
575	Accenture PLC, Class A (Information Technology)	0.4%	49,640
231	Actavis PLC* (Health Care)	0.4%	62,511
270	Allergan, Inc. (Health Care)	0.4%	57,750
1,708	Altria Group, Inc. (Consumer Staples)	0.6%	85,844
341	Amazon.com, Inc.* (Consumer Discretionary)	0.8%	115,476
824	American Express Co. (Financials)	0.6%	76,154
652	Amgen, Inc. (Health Care)	0.8%	107,782
5,479	Apple, Inc. (Information Technology)	4.6%	651,618
216	Biogen Idec, Inc.* (Health Care)	0.5%	66,461
663	Boeing Co. (The) (Industrials)	0.6%	89,081
728	Celgene Corp.* (Health Care)	0.6%	82,766
3,608	Coca-Cola Co. (The) (Consumer Staples)	1.2%	161,747
744	Colgate-Palmolive Co. (Consumer Staples)	0.4%	51,775
2,154	Comcast Corp., Class A (Consumer Discretionary)	0.9%	122,864
377	Costco Wholesale Corp. (Consumer Staples)	0.4%	53,579
788	E.I. du Pont de Nemours & Co. (Materials)	0.4%	56,263
1,152	eBay, Inc.* (Information Technology)	0.4%	63,222
609	Express Scripts Holding Co.* (Health Care)	0.4%	50,638
1,794	Facebook, Inc., Class A* (Information Technology)	1.0%	139,394
1,395	Gilead Sciences, Inc.* (Health Care)	1.0%	139,946
255	Google, Inc., Class A* (Information Technology)	1.0%	140,015
258	Google, Inc., Class C* (Information Technology)	1.0%	139,792
1,243	Home Depot, Inc. (The) (Consumer Discretionary)	0.9%	123,554
712	Honeywell International, Inc. (Industrials)	0.5%	70,538
860	International Business Machines Corp. (Information Technology)	1.0%	139,466
246	Lockheed Martin Corp. (Industrials)	0.3%	47,124
926	Lowe's Cos., Inc. (Consumer Discretionary)	0.4%	59,107
914	MasterCard, Inc., Class A (Information Technology)	0.6%	79,783
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
898	McDonald's Corp. (Consumer Discretionary)	0.6%	$86,935
4,856	Microsoft Corp. (Information Technology)	1.7%	232,165
476	Monsanto Co. (Materials)	0.4%	57,077
635	NIKE, Inc., Class B (Consumer Discretionary)	0.4%	63,049
2,985	Oracle Corp. (Information Technology)	0.9%	126,594
1,378	PepsiCo, Inc. (Consumer Staples)	1.0%	137,938
839	Philip Morris International, Inc. (Consumer Staples)	0.5%	72,934
47	Priceline Group, Inc. (The)* (Consumer Discretionary)	0.4%	54,529
1,534	QUALCOMM, Inc. (Information Technology)	0.8%	111,829
1,182	Schlumberger Ltd. (Energy)	0.7%	101,593
684	Starbucks Corp. (Consumer Discretionary)	0.4%	55,548
981	Texas Instruments, Inc. (Information Technology)	0.4%	53,386
1,275	Twenty-First Century Fox, Inc., Class A (Consumer Discretionary)	0.3%	46,920
823	Union Pacific Corp. (Industrials)	0.7%	96,102
643	United Parcel Service, Inc., Class B (Industrials)	0.5%	70,679
3,763	Verizon Communications, Inc. (Telecommunication Services)	1.4%	190,370
456	Visa, Inc., Class A (Information Technology)	0.8%	117,735
652	Walgreen Co. (Consumer Staples)	0.3%	44,734
1,319	Walt Disney Co. (The) (Consumer Discretionary)	0.9%	122,021
75,404	Other Common Stocks	33.4%	4,685,289
	Total Common Stocks (Cost $8,765,366)		9,806,565
	Master Limited Partnership (a) — 0.0% ‡
112	Lazard Ltd., Class A	0.0%	5,770
	Total Master Limited Partnership (Cost $5,123)		5,770

See accompanying notes to the financial statements.

184 :: UKF ULTRA RUSSELL1000 GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.4%
$1,043,447	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,043,453	$1,043,447
	Total Repurchase Agreements (Cost $1,043,447)	1,043,447
	Total Investment Securities (Cost $9,813,936) — 77.4%	10,855,782
	Other assets less liabilities — 22.6%	3,163,133
	Net Assets — 100.0%	$14,018,915

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At

November 30, 2014, the aggregate value of segregated securities was $1,219,495.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,233,530
Aggregate gross unrealized depreciation	(231,158)
Net unrealized appreciation	$1,002,372
Federal income tax cost of investments	$9,853,410

Swap Agreements1

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$409,062	11/06/15	Credit Suisse International	0.16%	Russell 1000® Growth Index	$69,545	$—	$—	$69,545
6,601	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Growth ETF	(28)
4,366,890	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Growth Index	579,104
4,373,491					579,076	—	(500,000)	79,076
86,631	11/06/15	Morgan Stanley & Co. International PLC	0.26%	iShares® Russell 1000 Growth ETF	44,502
6,510,428	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Russell 1000® Growth Index	1,103,876
6,597,059					1,148,378	(1,148,378)	—	—
4,155,082	11/06/15	Societe Generale	0.56%	Russell 1000® Growth Index	1,007,932	—	(850,000)	157,932
2,690,594	01/06/15	UBS AG	0.51%	Russell 1000® Growth Index	396,575	(269,465)	—	127,110
$18,225,288					$3,201,506

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL1000 GROWTH 185

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	12.9%
Consumer Staples	7.4%
Energy	3.1%
Financials	3.7%
Health Care	10.0%
Industrials	8.4%
Information Technology	20.0%
Materials	2.8%
Telecommunication Services	1.6%
Utilities	0.1%
Other[1]	30.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

186 :: UKF ULTRA RUSSELL1000 GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.7%
1,885	Alcoa, Inc. (Materials)	0.5%	$32,592
198	Ameriprise Financial, Inc. (Financials)	0.4%	26,090
208	AvalonBay Communities, Inc. (REIT) (Financials)	0.5%	33,444
217	Boston Properties, Inc. (REIT) (Financials)	0.4%	28,132
1,924	Boston Scientific Corp.* (Health Care)	0.3%	24,762
860	Broadcom Corp., Class A (Information Technology)	0.5%	37,092
503	Cardinal Health, Inc. (Health Care)	0.6%	41,341
84	CF Industries Holdings, Inc. (Materials)	0.3%	22,525
398	Cigna Corp. (Health Care)	0.6%	40,950
677	ConAgra Foods, Inc. (Consumer Staples)	0.3%	24,724
471	Consolidated Edison, Inc. (Utilities)	0.4%	29,744
285	DTE Energy Co. (Utilities)	0.3%	23,216
524	Edison International (Utilities)	0.5%	33,305
288	Entergy Corp. (Utilities)	0.3%	24,163
405	Fidelity National Information Services, Inc. (Information Technology)	0.3%	24,782
1,367	Fifth Third Bancorp (Financials)	0.4%	27,504
675	FirstEnergy Corp. (Utilities)	0.3%	24,894
912	General Growth Properties, Inc. (REIT) (Financials)	0.3%	24,405
723	Hartford Financial Services Group, Inc. (The) (Financials)	0.4%	29,860
475	HCA Holdings, Inc.* (Health Care)	0.5%	33,103
737	HCP, Inc. (REIT) (Financials)	0.5%	33,018
1,217	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.4%	28,283
249	Humana, Inc. (Health Care)	0.5%	34,354
398	Ingersoll-Rand PLC (Industrials)	0.4%	25,098
107	Intercontinental Exchange, Inc. (Financials)	0.3%	24,181
588	International Paper Co. (Materials)	0.4%	31,646
589	Invesco Ltd. (Financials)	0.3%	23,772
424	Lincoln National Corp. (Financials)	0.3%	24,011
211	M&T Bank Corp. (Financials)	0.4%	26,590
538	Mosaic Co. (The) (Materials)	0.3%	24,624
508	Northeast Utilities (Utilities)	0.4%	25,725
380	Northern Trust Corp. (Financials)	0.4%	25,737
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
512	Nucor Corp. (Materials)	0.4%	$27,459
166	Perrigo Co. PLC (Health Care)	0.4%	26,591
1,068	PPL Corp. (Utilities)	0.5%	37,946
473	Principal Financial Group, Inc. (Financials)	0.4%	25,197
952	Progressive Corp. (The) (Financials)	0.4%	25,932
803	Prologis, Inc. (REIT) (Financials)	0.5%	33,951
813	Public Service Enterprise Group, Inc. (Utilities)	0.5%	33,967
2,217	Regions Financial Corp. (Financials)	0.3%	22,325
395	Sempra Energy (Utilities)	0.6%	44,133
857	SunTrust Banks, Inc. (Financials)	0.5%	33,672
1,112	Symantec Corp. (Information Technology)	0.4%	29,012
234	Vornado Realty Trust (REIT) (Financials)	0.4%	26,105
358	Western Digital Corp. (Information Technology)	0.5%	36,971
757	Weyerhaeuser Co. (REIT) (Financials)	0.4%	26,730
807	Xcel Energy, Inc. (Utilities)	0.4%	27,390
1,877	Xerox Corp. (Information Technology)	0.4%	26,203
250	Zimmer Holdings, Inc. (Health Care)	0.4%	28,072
104,601	Other Common Stocks	50.6%	3,589,896
	Total Common Stocks (Cost $5,070,960)		5,015,219
Principal Amount
	Repurchase Agreements (a)(b) — 14.8%
$1,052,485	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,052,491		1,052,485
	Total Repurchase Agreements (Cost $1,052,485)		1,052,485
	Total Investment Securities (Cost $6,123,445) — 85.5%		6,067,704
	Other assets less liabilities — 14.5%		1,025,662
	Net Assets — 100.0%		$7,093,366

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $814,287.
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL MIDCAP VALUE 187

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,079
Aggregate gross unrealized depreciation	(276,025)
Net unrealized depreciation	$(57,946)
Federal income tax cost of investments	$6,125,650

Swap Agreements1

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$5,830,675	01/06/16	Bank of America, N.A.	0.31%	Russell Midcap® Value Index	$293,905	$—	$—	$293,905
109,841	01/06/16	Credit Suisse International	0.26%	Russell Midcap® Value Index	59,463	—	—	59,463
598	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Value Index	297,298
233,098	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Value ETF	101,371
233,696					398,669	—	(250,000)	148,669
197,257	11/06/15	Morgan Stanley & Co. International PLC	0.16%	iShares® Russell Mid-Cap Value ETF	65,378
1,695,682	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Russell Midcap® Value Index	194,359
1,892,939					259,737	(259,737)	—	—
956,192	12/08/14	Societe Generale	0.56%	Russell Midcap® Value Index	12,282	—	(10,000)	2,282
148,803	01/06/15	UBS AG	0.51%	Russell Midcap® Value Index	36,458	—	—	36,458
$9,172,146					$1,060,514

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

188 :: UVU ULTRA RUSSELL MIDCAP VALUE :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	7.4%
Consumer Staples	2.4%
Energy	2.8%
Financials	23.2%
Health Care	6.7%
Industrials	6.6%
Information Technology	7.8%
Materials	4.9%
Telecommunication Services	0.2%
Utilities	8.7%
Other[1]	29.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL MIDCAP VALUE 189

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 74.4%
142	Alliance Data Systems Corp.* (Information Technology)	0.3%	$40,594
590	AmerisourceBergen Corp. (Health Care)	0.5%	53,719
821	Amphenol Corp., Class A (Information Technology)	0.4%	44,030
595	Aon PLC (Financials)	0.5%	55,032
2,124	Applied Materials, Inc. (Information Technology)	0.4%	51,082
85	AutoZone, Inc.* (Consumer Discretionary)	0.4%	49,105
653	Avago Technologies Ltd. (Information Technology)	0.5%	60,990
402	Brown-Forman Corp., Class B (Consumer Staples)	0.3%	39,014
778	Cerner Corp.* (Health Care)	0.4%	50,103
621	Cheniere Energy, Inc.* (Energy)	0.3%	40,980
81	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.5%	53,753
872	Crown Castle International Corp. (REIT) (Financials)	0.6%	72,454
616	Dollar General Corp.* (Consumer Discretionary)	0.3%	41,112
651	Fiserv, Inc.* (Information Technology)	0.4%	46,540
376	Genuine Parts Co. (Consumer Discretionary)	0.3%	38,645
570	Harley-Davidson, Inc. (Consumer Discretionary)	0.3%	39,718
391	Hershey Co. (The) (Consumer Staples)	0.3%	39,209
364	Illumina, Inc.* (Health Care)	0.6%	69,484
742	Intuit, Inc. (Information Technology)	0.6%	69,652
87	Intuitive Surgical, Inc.* (Health Care)	0.4%	45,046
369	Keurig Green Mountain, Inc. (Consumer Staples)	0.5%	52,450
1,331	Kroger Co. (The) (Consumer Staples)	0.7%	79,647
273	LinkedIn Corp., Class A* (Information Technology)	0.5%	61,772
947	Lorillard, Inc. (Consumer Staples)	0.5%	59,794
730	Macy's, Inc. (Consumer Discretionary)	0.4%	47,384
506	Marriott International, Inc., Class A (Consumer Discretionary)	0.3%	39,868
711	McGraw Hill Financial, Inc. (Financials)	0.6%	66,450
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
528	Mead Johnson Nutrition Co. (Consumer Staples)	0.5%	$54,828
534	Michael Kors Holdings Ltd.* (Consumer Discretionary)	0.3%	40,963
374	Monster Beverage Corp.* (Consumer Staples)	0.4%	41,944
494	Moody's Corp. (Financials)	0.4%	49,899
976	Mylan, Inc.* (Health Care)	0.5%	57,203
157	Netflix, Inc.* (Consumer Discretionary)	0.5%	54,415
675	Omnicom Group, Inc. (Consumer Discretionary)	0.4%	52,157
277	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.4%	50,619
849	PACCAR, Inc. (Industrials)	0.5%	56,900
362	Rockwell Automation, Inc. (Industrials)	0.4%	41,778
555	Ross Stores, Inc. (Consumer Discretionary)	0.4%	50,771
336	SBA Communications Corp., Class A* (Telecommunication Services)	0.3%	40,881
225	Sherwin-Williams Co. (The) (Materials)	0.5%	55,094
1,609	Southwest Airlines Co. (Industrials)	0.6%	67,288
686	T. Rowe Price Group, Inc. (Financials)	0.5%	57,260
248	Tesla Motors, Inc.* (Consumer Discretionary)	0.5%	60,641
1,252	Twitter, Inc.* (Information Technology)	0.5%	52,258
1,075	Tyco International PLC (Industrials)	0.4%	46,117
976	United Continental Holdings, Inc.* (Industrials)	0.5%	59,760
617	Vertex Pharmaceuticals, Inc.* (Health Care)	0.6%	72,732
901	VF Corp. (Consumer Discretionary)	0.6%	67,728
1,309	Zoetis, Inc. (Health Care)	0.5%	58,813
125,486	Other Common Stocks	52.4%	6,195,654
	Total Common Stocks (Cost $7,819,428)		8,793,330
	Master Limited Partnership (a) — 0.1%
323	Lazard Ltd., Class A	0.1%	16,641
	Total Master Limited Partnership (Cost $14,078)		16,641

See accompanying notes to the financial statements.

190 :: UKW ULTRA RUSSELL MIDCAP GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.6%
$896,483	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $896,488	$896,483
	Total Repurchase Agreements (Cost $896,483)	896,483
	Total Investment Securities (Cost $8,729,989) — 82.1%	9,706,454
	Other assets less liabilities — 17.9%	2,113,515
	Net Assets — 100.0%	$11,819,969

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,294,689.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,269,585
Aggregate gross unrealized depreciation	(306,465)
Net unrealized appreciation	$963,120
Federal income tax cost of investments	$8,743,334

Swap Agreements1

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$45,100	11/06/15	Credit Suisse International	0.26%	Russell Midcap® Growth Index	$6,809	$—	$—	$6,809
5,359	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Growth ETF	2,499
446,361	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Growth Index	657,906
451,720					660,405	—	(650,000)	10,405
9,306	11/06/15	Morgan Stanley & Co. International PLC	0.16%	iShares® Russell Mid-Cap Growth ETF	90,410
7,497,058	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Russell Midcap® Growth Index	384,093
7,506,364					474,503	(474,503)	—	—
3,715,176	11/06/15	Societe Generale	0.56%	Russell Midcap® Growth Index	617,638	—	(440,000)	177,638
3,112,076	01/06/15	UBS AG	0.51%	Russell Midcap® Growth Index	381,319	(269,466)	—	111,853
$14,830,436					$2,140,674

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL MIDCAP GROWTH 191

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	17.7%
Consumer Staples	5.9%
Energy	3.9%
Financials	6.9%
Health Care	10.2%
Industrials	12.0%
Information Technology	13.5%
Materials	3.5%
Telecommunication Services	0.8%
Utilities	0.1%
Other[1]	25.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

192 :: UKW ULTRA RUSSELL MIDCAP GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 80.7%
1,598	American Eagle Outfitters, Inc. (Consumer Discretionary)	0.3%	$22,532
575	Axiall Corp. (Materials)	0.3%	24,886
496	Cleco Corp. (Utilities)	0.3%	26,650
1,791	CNO Financial Group, Inc. (Financials)	0.4%	31,056
883	Colony Financial, Inc. (REIT) (Financials)	0.2%	21,678
1,809	Cousins Properties, Inc. (REIT) (Financials)	0.2%	22,142
1,332	CubeSmart (REIT) (Financials)	0.3%	28,691
294	Curtiss-Wright Corp. (Industrials)	0.2%	20,845
1,087	Darling Ingredients, Inc.* (Consumer Staples)	0.2%	20,218
676	DCT Industrial Trust, Inc. (REIT) (Financials)	0.3%	23,080
1,609	DiamondRock Hospitality Co. (REIT) (Financials)	0.3%	24,022
1,010	Dynegy, Inc.* (Utilities)	0.4%	33,481
553	EMCOR Group, Inc. (Industrials)	0.3%	23,973
470	EPR Properties (REIT) (Financials)	0.3%	26,315
262	Esterline Technologies Corp.* (Industrials)	0.4%	31,133
878	First American Financial Corp. (Financials)	0.3%	28,105
1,360	FirstMerit Corp. (Financials)	0.3%	24,330
597	Geo Group, Inc. (The) (REIT) (Financials)	0.3%	24,053
677	Hancock Holding Co. (Financials)	0.3%	22,145
790	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.2%	20,864
868	Helix Energy Solutions Group, Inc.* (Energy)	0.2%	19,851
741	Highwoods Properties, Inc. (REIT) (Financials)	0.4%	31,982
414	IDACORP, Inc. (Utilities)	0.3%	25,714
586	International Rectifier Corp.* (Information Technology)	0.3%	23,370
2,595	Investors Bancorp, Inc. (Financials)	0.3%	28,052
1,756	JetBlue Airways Corp.* (Industrials)	0.3%	25,690
856	LaSalle Hotel Properties (REIT) (Financials)	0.4%	34,557
339	Moog, Inc., Class A* (Industrials)	0.3%	24,672
346	New Jersey Resources Corp. (Utilities)	0.2%	20,033
4,397	Office Depot, Inc.* (Consumer Discretionary)	0.3%	29,152
557	Pebblebrook Hotel Trust (REIT) (Financials)	0.3%	24,046
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
641	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	$24,025
643	Portland General Electric Co. (Utilities)	0.3%	23,707
449	Primerica, Inc. (Financials)	0.3%	23,541
573	Prosperity Bancshares, Inc. (Financials)	0.4%	32,191
1,255	Radian Group, Inc. (Financials)	0.2%	21,398
1,076	RLJ Lodging Trust (REIT) (Financials)	0.4%	35,433
383	Sensient Technologies Corp. (Materials)	0.3%	22,578
382	Southwest Gas Corp. (Utilities)	0.2%	22,114
539	Stifel Financial Corp.* (Financials)	0.3%	26,133
1,689	Sunstone Hotel Investors, Inc. (REIT) (Financials)	0.3%	27,041
1,543	Susquehanna Bancshares, Inc. (Financials)	0.2%	20,321
239	Teledyne Technologies, Inc.* (Industrials)	0.3%	25,551
907	Time, Inc. (Consumer Discretionary)	0.2%	21,714
1,370	Umpqua Holdings Corp. (Financials)	0.3%	23,276
568	United Bankshares, Inc./WV (Financials)	0.2%	19,823
743	Webster Financial Corp. (Financials)	0.3%	23,382
333	WellCare Health Plans, Inc.* (Health Care)	0.3%	24,555
427	WGL Holdings, Inc. (Utilities)	0.2%	20,867
353,905	Other Common Stocks	66.6%	5,803,991
	Total Common Stocks (Cost $7,196,064)		7,028,959
No. of Rights
	Rights — 0.0% ‡
422	Leap Wireless International, Inc.*^	0.0%	1,063
	Total Rights (Cost $—)		1,063
No. of Warrants
	Warrants — 0.0% ‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL2000 VALUE 193

Principal Amount		Value
	Repurchase Agreements (a)(b) — 11.9%
$1,034,668	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,034,674	$1,034,668
	Total Repurchase Agreements (Cost $1,034,668)	1,034,668
	Total Investment Securities (Cost $8,230,732) — 92.6%	8,064,690
	Other assets less liabilities — 7.4%	647,225
	Net Assets — 100.0%	$8,711,915

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,063 or 0.01% of net assets. On January 22, 2015, the value of these securities amounted to $0 for purposes of computing the liquidating distribution paid to shareholders.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,208,892.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,179
Aggregate gross unrealized depreciation	(845,276)
Net unrealized depreciation	$(234,097)
Federal income tax cost of investments	$8,298,787

Swap Agreements1

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$234,526	11/06/15	Credit Suisse International	(0.29)%	Russell 2000® Value Index	$16,861	$—	$—	$16,861
8,246	11/06/15	Deutsche Bank AG	0.02%	iShares® Russell 2000 Value ETF	(1,304)
5,121,113	11/06/15	Deutsche Bank AG	(0.48)%	Russell 2000® Value Index	207,165
5,129,359					205,861	—	(205,861)	—
52,814	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	iShares® Russell 2000 Value ETF	3,586
1,377,853	11/06/15	Morgan Stanley & Co. International PLC	0.31%	Russell 2000® Value Index	397,915
1,430,667					401,501	(401,501)	—	—
1,931,363	12/08/14	Societe Generale	0.56%	Russell 2000® Value Index	(10,538)	8,947	1,591	—
1,670,850	01/06/15	UBS AG	0.31%	Russell 2000® Value Index	65,771	—	—	65,771
$10,396,765					$679,456

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

194 :: UVT ULTRA RUSSELL2000 VALUE :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	9.4%
Consumer Staples	2.2%
Energy	3.6%
Financials	32.9%
Health Care	4.2%
Industrials	10.5%
Information Technology	8.2%
Materials	3.6%
Telecommunication Services	0.6%
Utilities	5.5%
Other[1]	19.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL2000 VALUE 195

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 74.8%
1,200	Aspen Technology, Inc.* (Information Technology)	0.3%	$45,288
2,512	Avanir Pharmaceuticals, Inc.* (Health Care)	0.2%	37,479
1,038	Bank of the Ozarks, Inc. (Financials)	0.2%	37,576
568	Belden, Inc. (Information Technology)	0.3%	41,481
246	Buffalo Wild Wings, Inc.* (Consumer Discretionary)	0.3%	41,872
502	Casey's General Stores, Inc. (Consumer Staples)	0.3%	42,027
689	Cavium, Inc.* (Information Technology)	0.3%	38,997
909	Cepheid, Inc.* (Health Care)	0.3%	50,068
620	CLARCOR, Inc. (Industrials)	0.3%	40,852
1,132	Cognex Corp.* (Information Technology)	0.3%	46,084
976	DexCom, Inc.* (Health Care)	0.3%	50,225
664	Euronet Worldwide, Inc.* (Information Technology)	0.3%	38,558
551	FEI Co. (Information Technology)	0.3%	47,188
897	Generac Holdings, Inc.* (Industrials)	0.3%	38,912
4,261	Graphic Packaging Holding Co.* (Materials)	0.4%	53,049
886	Guidewire Software, Inc.* (Information Technology)	0.3%	44,716
873	HealthSouth Corp. (Health Care)	0.2%	35,906
867	HEICO Corp. (Industrials)	0.3%	45,960
1,532	Isis Pharmaceuticals, Inc.* (Health Care)	0.5%	79,342
620	j2 Global, Inc. (Information Technology)	0.2%	35,055
522	Jack in the Box, Inc. (Consumer Discretionary)	0.3%	38,889
988	Manhattan Associates, Inc.* (Information Technology)	0.3%	39,085
882	MAXIMUS, Inc. (Information Technology)	0.3%	46,208
1,290	NPS Pharmaceuticals, Inc.* (Health Care)	0.3%	42,802
465	Pacira Pharmaceuticals, Inc.* (Health Care)	0.3%	43,677
741	PAREXEL International Corp.* (Health Care)	0.3%	43,356
1,227	PolyOne Corp. (Materials)	0.3%	45,767
588	Pool Corp. (Consumer Discretionary)	0.2%	34,933
652	PRA Group, Inc.* (Financials)	0.2%	38,155
303	Puma Biotechnology, Inc.* (Health Care)	0.5%	68,787
1,168	Qlik Technologies, Inc.* (Information Technology)	0.2%	36,009
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,730	RF Micro Devices, Inc.* (Information Technology)	0.4%	$54,495
1,494	Sapient Corp.* (Information Technology)	0.2%	36,902
555	SemGroup Corp., Class A (Energy)	0.3%	41,064
888	SS&C Technologies Holdings, Inc. (Information Technology)	0.3%	44,888
770	STERIS Corp. (Health Care)	0.3%	49,087
626	Sun Communities, Inc. (REIT) (Financials)	0.2%	36,865
915	Team Health Holdings, Inc.* (Health Care)	0.3%	52,301
794	Tenneco, Inc.* (Consumer Discretionary)	0.3%	43,154
2,233	TriQuint Semiconductor, Inc.* (Information Technology)	0.4%	54,418
430	Tyler Technologies, Inc.* (Information Technology)	0.3%	46,689
369	Ultimate Software Group, Inc. (The)* (Information Technology)	0.4%	54,332
647	United Natural Foods, Inc.* (Consumer Staples)	0.3%	48,648
471	Vail Resorts, Inc. (Consumer Discretionary)	0.3%	41,278
737	Verint Systems, Inc.* (Information Technology)	0.3%	44,360
539	ViaSat, Inc.* (Information Technology)	0.2%	35,736
921	West Pharmaceutical Services, Inc. (Health Care)	0.3%	47,901
505	WEX, Inc.* (Information Technology)	0.4%	57,105
1,322	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	40,334
434,592	Other Common Stocks	60.2%	9,054,602
	Total Common Stocks (Cost $11,401,768)		11,252,462
No. of Rights
	Rights — 0.0% ‡
88	Furiex Pharmaceuticals, Inc., at $30.00*^	0.0%	860
133	Leap Wireless International, Inc.*^	0.0%	335
81	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		1,195

See accompanying notes to the financial statements.

196 :: UKK ULTRA RUSSELL2000 GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	Repurchase Agreements (a)(b) — 10.4%
$1,566,288	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,566,296		1,566,288
	Total Repurchase Agreements (Cost $1,566,288)		1,566,288
	Total Investment Securities (Cost $12,968,056) — 85.2%		12,819,945
	Other assets less liabilities — 14.8%		2,221,265
	Net Assets — 100.0%		$15,041,210

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,195 or 0.01% of net assets. On January 22, 2015, the value of these securities amounted to $0 for purposes of computing the liquidating distribution paid to shareholders.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,417,949.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$780,196
Aggregate gross unrealized depreciation	(944,182)
Net unrealized depreciation	$(163,986)
Federal income tax cost of investments	$12,983,931

Swap Agreements1

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$2,383,325	11/06/15	Bank of America, N.A.	0.11%	Russell 2000® Growth Index	$851,667	$(851,667)	$—	$—
2,686,559	01/06/16	Credit Suisse International	(0.29)%	Russell 2000® Growth Index	311,013	(305,797)	(4,883)	333
79,849	11/06/15	Deutsche Bank AG	(0.48)%	iShares® Russell 2000 Growth ETF	4,794
5,251,257	01/06/16	Deutsche Bank AG	(0.68)%	Russell 2000® Growth Index	400,392
5,331,106					405,186	—	(300,007)	105,179
39,006	12/08/14	Morgan Stanley & Co. International PLC	(0.24)%	iShares® Russell 2000 Growth ETF	349
5,261,100	01/06/16	Morgan Stanley & Co. International PLC	0.01%	Russell 2000® Growth Index	604,233
5,300,106					604,582	(604,582)	—	—
2,145,331	12/08/14	Societe Generale	0.56%	Russell 2000® Growth Index	19,128	—	(19,128)	—
984,741	11/06/15	UBS AG	0.31%	Russell 2000® Growth Index	89,611	—	—	89,611
$18,831,168					$2,281,187

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA RUSSELL2000 GROWTH 197

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2014:

Consumer Discretionary	11.9%
Consumer Staples	2.8%
Energy	2.3%
Financials	5.8%
Health Care	17.4%
Industrials	10.9%
Information Technology	19.2%
Materials	3.7%
Telecommunication Services	0.6%
Utilities	0.2%
Other[1]	25.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

198 :: UKK ULTRA RUSSELL2000 GROWTH :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 77.0%
	Chemicals — 58.6%
20,823	Air Products & Chemicals, Inc.	$2,994,972
7,285	Airgas, Inc.	842,364
8,499	Albemarle Corp.	501,781
7,786	Ashland, Inc.	887,993
7,622	Axiall Corp.	329,880
7,014	Cabot Corp.	302,163
16,865	Celanese Corp.	1,013,081
5,394	CF Industries Holdings, Inc.	1,446,401
9,839	Chemtura Corp.*	229,249
7,798	Cytec Industries, Inc.	375,084
121,909	Dow Chemical Co. (The)	5,933,311
99,408	E.I. du Pont de Nemours & Co.	7,097,730
16,196	Eastman Chemical Co.	1,342,972
29,291	Ecolab, Inc.	3,191,254
14,462	FMC Corp.	786,733
5,454	H.B. Fuller Co.	235,558
21,987	Huntsman Corp.	561,108
8,816	International Flavors & Fragrances, Inc.	891,915
46,186	LyondellBasell Industries N.V., Class A	3,642,228
3,747	Minerals Technologies, Inc.	278,140
52,578	Monsanto Co.	6,304,628
34,587	Mosaic Co. (The)	1,583,047
1,164	NewMarket Corp.	458,290
8,529	Olin Corp.	214,590
11,516	Platform Specialty Products Corp.*	288,015
10,029	PolyOne Corp.	374,082
14,969	PPG Industries, Inc.	3,275,517
31,719	Praxair, Inc.	4,072,085
7,736	Rockwood Holdings, Inc.	603,021
14,501	RPM International, Inc.	691,698
5,237	Sensient Technologies Corp.	308,721
12,925	Sigma-Aldrich Corp.	1,765,555
4,493	Westlake Chemical Corp.	285,755
8,129	WR Grace & Co.*	780,953
		53,889,874
	Electrical Equipment — 0.3%
4,878	Polypore International, Inc.*	251,022
	Metals & Mining — 13.2%
127,761	Alcoa, Inc.	2,208,988
11,806	Allegheny Technologies, Inc.	397,744
5,777	Carpenter Technology Corp.	291,276
16,636	Cliffs Natural Resources, Inc.	151,720
12,797	Commercial Metals Co.	209,103
3,645	Compass Minerals International, Inc.	317,297
112,852	Freeport-McMoRan, Inc.	3,030,076
54,170	Newmont Mining Corp.	996,728
34,628	Nucor Corp.	1,857,100
8,469	Reliance Steel & Aluminum Co.	541,508
7,074	Royal Gold, Inc.	450,472
26,073	Steel Dynamics, Inc.	587,686
Shares		Value
	Common Stocks (a) (continued)
13,035	Stillwater Mining Co.*	$171,150
4,139	TimkenSteel Corp.	147,431
15,763	United States Steel Corp.	525,696
5,519	Worthington Industries, Inc.	208,122
		12,092,097
	Oil, Gas & Consumable Fuels — 1.4%
24,998	CONSOL Energy, Inc.	978,172
29,482	Peabody Energy Corp.	298,063
		1,276,235
	Paper & Forest Products — 3.5%
7,057	Domtar Corp.	287,220
46,379	International Paper Co.	2,496,118
9,168	KapStone Paper and Packaging Corp.*	273,848
10,286	Resolute Forest Products, Inc.*	172,290
		3,229,476
	Total Common Stocks (Cost $75,459,847)	70,738,704
Principal Amount
	Repurchase Agreements (a)(b) — 7.4%
$6,831,161	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $6,831,198	6,831,161
	Total Repurchase Agreements (Cost $6,831,161)	6,831,161
	Total Investment Securities (Cost $82,291,008) — 84.4%	77,569,865
	Other assets less liabilities — 15.6%	14,358,030
	Net Assets — 100.0%	$91,927,895

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $32,477,796.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,296,159
Aggregate gross unrealized depreciation	(6,041,999)
Net unrealized depreciation	$(4,745,840)
Federal income tax cost of investments	$82,315,705

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA BASIC MATERIALS 199

Swap Agreements1

Ultra Basic Materials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$2,779,414	01/06/16	Bank of America, N.A.	0.46%	Dow Jones U.S. Basic MaterialsSM Index	$185,309
19,186,187	01/06/16	Bank of America, N.A.	0.00%	iShares® U.S. Basic Materials ETF	2,012,548
21,965,601					2,197,857	$(2,197,857)	$—	$—
39,722,580	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. Basic MaterialsSM Index	(586,262)	547,977	38,285	—
21,734,641	11/06/15	Credit Suisse International	0.46%	Dow Jones U.S. Basic MaterialsSM Index	(301,720)	300,724	996	—
3,142,569	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Basic Materials ETF	1,464,113
6,228,244	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. Basic MaterialsSM Index	4,940,950
9,370,813					6,405,063	—	(6,405,063)	—
337,761	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. Basic MaterialsSM Index	2,382
2,913,102	12/07/15	Goldman Sachs International	0.15%	iShares® U.S. Basic Materials ETF	268,416
3,250,863					270,798	(270,798)	—	—
1,820,700	11/07/16	Morgan Stanley & Co. International PLC	0.01%	iShares® U.S. Basic Materials ETF	12,293
5,266,021	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. Basic MaterialsSM Index	(388,400)
7,086,721					(376,107)	361,992	14,115	—
5,316,149	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Basic MaterialsSM Index	5,860,236	—	(5,860,236)	—
4,465,831	12/07/15	UBS AG	0.46%	Dow Jones U.S. Basic MaterialsSM Index	426,270	(426,270)	—	—
$112,913,199					$13,896,135

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

200 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 67.6%
	Biotechnology — 51.3%
60,725	ACADIA Pharmaceuticals, Inc.*	$1,813,856
59,721	Achillion Pharmaceuticals, Inc.*	768,609
25,490	Acorda Therapeutics, Inc.*	929,110
18,044	Aegerion Pharmaceuticals, Inc.*	380,187
21,043	Agios Pharmaceuticals, Inc.*	2,121,345
65,919	Alexion Pharmaceuticals, Inc.*	12,847,613
89,057	Alkermes PLC*	4,899,916
46,629	Alnylam Pharmaceuticals, Inc.*	4,688,546
15,084	AMAG Pharmaceuticals, Inc.*	561,125
101,058	Amarin Corp. PLC (ADR)*	130,365
160,138	Amgen, Inc.	26,472,413
25,645	Anacor Pharmaceuticals, Inc.*	884,240
134,253	Arena Pharmaceuticals, Inc.*	562,520
114,209	ARIAD Pharmaceuticals, Inc.*	812,026
80,502	Array BioPharma, Inc.*	324,423
43,825	BioCryst Pharmaceuticals, Inc.*	473,748
65,062	Biogen Idec, Inc.*	20,018,927
89,847	BioMarin Pharmaceutical, Inc.*	8,061,073
17,464	Bluebird Bio, Inc.*	720,041
234,895	Celgene Corp.*	26,705,213
54,595	Celldex Therapeutics, Inc.*	1,107,187
9,627	Cellular Dynamics International, Inc.*	63,538
26,464	ChemoCentryx, Inc.*	121,999
24,766	Chimerix, Inc.*	872,754
20,745	Clovis Oncology, Inc.*	987,047
46,250	Cubist Pharmaceuticals, Inc.*	3,506,212
52,521	Curis, Inc.*	77,731
83,183	Dyax Corp.*	1,167,889
20,506	Epizyme, Inc.*	468,767
12,028	Esperion Therapeutics, Inc.*	380,446
119,153	Exelixis, Inc.*	197,794
19,251	Genomic Health, Inc.*	640,288
95,811	Geron Corp.*	352,584
207,469	Gilead Sciences, Inc.*	20,813,290
48,669	Grifols S.A. (ADR)	1,812,434
76,525	Halozyme Therapeutics, Inc.*	671,889
52,463	ImmunoGen, Inc.*	539,844
56,867	Immunomedics, Inc.*	234,861
102,852	Incyte Corp.*	7,770,469
29,672	Infinity Pharmaceuticals, Inc.*	445,377
21,074	Insys Therapeutics, Inc.*	816,196
73,815	Ironwood Pharmaceuticals, Inc.*	1,021,600
71,903	Isis Pharmaceuticals, Inc.*	3,723,856
13,844	KYTHERA Biopharmaceuticals, Inc.*	529,533
314,400	Lexicon Pharmaceuticals, Inc.*	320,688
12,689	Ligand Pharmaceuticals, Inc.*	683,303
245,735	MannKind Corp.*	1,511,270
Shares		Value
	Common Stocks (a) (continued)
46,895	Medivation, Inc.*	$5,434,662
63,868	Merrimack Pharmaceuticals, Inc.*	585,031
32,250	Momenta Pharmaceuticals, Inc.*	378,292
44,455	Myriad Genetics, Inc.*	1,490,576
46,363	Neurocrine Biosciences, Inc.*	924,015
17,041	NewLink Genetics Corp.*	665,621
145,597	Novavax, Inc.*	777,488
65,080	NPS Pharmaceuticals, Inc.*	2,159,354
18,175	OncoMed Pharmaceuticals, Inc.*	400,395
13,248	Onconova Therapeutics, Inc.*	62,928
74,834	Orexigen Therapeutics, Inc.*	433,289
20,956	Osiris Therapeutics, Inc.*	275,571
98,102	PDL BioPharma, Inc.	810,323
29,055	Portola Pharmaceuticals, Inc.*	817,027
42,479	Progenics Pharmaceuticals, Inc.*	295,654
16,718	Prothena Corp. PLC*	405,244
20,210	PTC Therapeutics, Inc.*	904,397
38,319	Raptor Pharmaceutical Corp.*	368,629
55,360	Regeneron Pharmaceuticals, Inc.*	23,035,850
29,195	Regulus Therapeutics, Inc.*	547,114
19,938	Repligen Corp.*	455,982
53,612	Rigel Pharmaceuticals, Inc.*	114,730
41,628	Sangamo BioSciences, Inc.*	502,866
24,993	Sarepta Therapeutics, Inc.*	423,381
75,389	Seattle Genetics, Inc.*	2,747,175
33,936	Sinovac Biotech Ltd.*	169,001
40,144	Spectrum Pharmaceuticals, Inc.*	289,438
20,258	Synageva BioPharma Corp.*	1,644,950
57,890	Synergy Pharmaceuticals, Inc.*	172,512
63,739	Synta Pharmaceuticals Corp.*	202,053
28,867	United Therapeutics Corp.*	3,826,898
23,757	Vanda Pharmaceuticals, Inc.*	309,554
15,784	Verastem, Inc.*	146,791
119,270	Vertex Pharmaceuticals, Inc.*	14,059,548
65,395	XOMA Corp.*	372,098
		231,222,579
	Health Care Equipment & Supplies — 0.0% ‡
45,217	Cerus Corp.*	204,833
	Life Sciences Tools & Services — 4.2%
44,815	Affymetrix, Inc.*	409,161
19,832	Albany Molecular Research, Inc.*	322,667
22,599	Bio-Techne Corp.	2,070,294
62,222	Illumina, Inc.*	11,877,558
26,117	Luminex Corp.*	483,165
43,136	Pacific Biosciences of California, Inc.*	291,599
142,093	QIAGEN N.V.*	3,400,285
71,253	Sequenom, Inc.*	213,759
		19,068,488

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY 201

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 12.1%
26,491	AcelRx Pharmaceuticals, Inc.*	$176,430
63,593	Akorn, Inc.*	2,548,171
30,749	Auxilium Pharmaceuticals, Inc.*	1,062,685
118,113	Avanir Pharmaceuticals, Inc.*	1,762,246
20,303	Cempra, Inc.*	292,160
35,712	Depomed, Inc.*	553,179
93,725	Endo International PLC*	6,857,858
25,375	Endocyte, Inc.*	164,684
72,583	Horizon Pharma PLC*	927,611
43,178	Impax Laboratories, Inc.*	1,379,537
36,778	Jazz Pharmaceuticals PLC*	6,513,016
39,774	Medicines Co. (The)*	1,066,341
228,431	Mylan, Inc.*	13,388,341
77,740	Nektar Therapeutics*	1,295,926
20,761	Omeros Corp.*	463,593
21,919	Pacira Pharmaceuticals, Inc.*	2,058,852
19,478	Sagent Pharmaceuticals, Inc.*	561,551
38,896	Salix Pharmaceuticals Ltd.*	3,994,230
31,198	SciClone Pharmaceuticals, Inc.*	264,871
31,692	Shire PLC (ADR)	6,769,411
27,049	Sucampo Pharmaceuticals, Inc., Class A*	317,014
26,214	Supernus Pharmaceuticals, Inc.*	232,256
70,240	Theravance, Inc.	1,062,731
63,182	VIVUS, Inc.*	211,660
37,994	XenoPort, Inc.*	338,147
86,137	Zogenix, Inc.*	98,196
		54,360,697
	Total Common Stocks (Cost $275,034,678)	304,856,597
Principal Amount
	Repurchase Agreements (a)(b) — 7.9%
$35,441,427	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $35,441,620	35,441,427
	Total Repurchase Agreements (Cost $35,441,427)	35,441,427
	Total Investment Securities (Cost $310,476,105) — 75.5%	340,298,024
	Other assets less liabilities — 24.5%	110,413,569
	Net Assets — 100.0%	$450,711,593

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $79,996,756.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,716,011
Aggregate gross unrealized depreciation	(13,743,632)
Net unrealized appreciation	$28,972,379
Federal income tax cost of investments	$311,325,645

See accompanying notes to the financial statements.

202 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$59,880,354	11/06/15	Bank of America, N.A.	0.26%	NASDAQ Biotechnology Index®	$12,183,282
68,660,760	11/06/15	Bank of America, N.A.	(0.22)%	iShares® Nasdaq Biotechnology ETF	3,602,332
128,541,114					15,785,614	$(14,207,226)	$—	$1,578,388
7,813,113	12/07/15	Citibank, N.A.	0.27%	NASDAQ Biotechnology Index®	274,190	(274,190)	—	—
223,496,775	12/07/15	Credit Suisse International	(0.09)%	NASDAQ Biotechnology Index®	8,589,307	(8,381,019)	—	208,288
16,829,653	11/06/15	Deutsche Bank AG	0.22%	NASDAQ Biotechnology Index®	7,641,026
69,223,822	01/06/16	Deutsche Bank AG	(0.38)%	iShares® Nasdaq Biotechnology ETF	18,235,270
86,053,475					25,876,296	—	(25,850,002)	26,294
6,001,074	01/06/16	Morgan Stanley & Co. International PLC	0.26%	NASDAQ Biotechnology Index®	340,072
19,908,588	11/07/16	Morgan Stanley & Co. International PLC	(0.19)%	iShares® Nasdaq Biotechnology ETF	695,269
25,909,662					1,035,341	(1,035,341)	—	—
62,532,737	01/06/16	Societe Generale	0.06%	NASDAQ Biotechnology Index®	4,019,729	—	(4,019,729)	—
62,261,024	11/06/15	UBS AG	0.16%	NASDAQ Biotechnology Index®	55,293,673	(55,293,673)	—	—
$596,607,900					$110,874,150

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY 203

Shares		Value
	Common Stocks (a) — 79.1%
	Auto Components — 4.5%
687	Autoliv, Inc.	$67,985
1,690	BorgWarner, Inc.	95,586
442	Cooper Tire & Rubber Co.	14,997
1,254	Dana Holding Corp.	26,585
2,218	Delphi Automotive PLC	161,803
1,082	Gentex Corp.	38,476
2,038	Goodyear Tire & Rubber Co. (The)	55,862
4,929	Johnson Controls, Inc.	246,450
594	Lear Corp.	56,971
452	Tenneco, Inc.*	24,566
823	TRW Automotive Holdings Corp.*	85,098
326	Visteon Corp.*	31,948
		906,327
	Automobiles — 5.4%
28,704	Ford Motor Co.	451,514
9,976	General Motors Co.	333,498
1,609	Harley-Davidson, Inc.	112,115
710	Tesla Motors, Inc.*	173,609
343	Thor Industries, Inc.	20,155
		1,090,891
	Beverages — 15.2%
1,169	Brown-Forman Corp., Class B	113,451
29,213	Coca-Cola Co. (The)	1,309,619
1,672	Coca-Cola Enterprises, Inc.	73,468
1,240	Constellation Brands, Inc., Class A*	119,536
1,444	Dr. Pepper Snapple Group, Inc.	106,856
1,178	Molson Coors Brewing Co., Class B	91,118
1,064	Monster Beverage Corp.*	119,328
11,151	PepsiCo, Inc.	1,116,215
		3,049,591
	Chemicals — 0.1%
331	Scotts Miracle-Gro Co. (The), Class A	20,201
	Commercial Services & Supplies — 0.1%
440	Herman Miller, Inc.	13,372
334	HNI Corp.	15,678
		29,050
	Distributors — 1.0%
1,133	Genuine Parts Co.	116,450
2,234	LKQ Corp.*	64,898
326	Pool Corp.	19,367
		200,715
	Diversified Financial Services — 0.3%
2,346	Leucadia National Corp.	54,263
Shares		Value
	Common Stocks (a) (continued)
	Food Products — 12.9%
4,777	Archer-Daniels-Midland Co.	$251,652
397	B&G Foods, Inc.	11,362
1,080	Bunge Ltd.	98,032
1,324	Campbell Soup Co.	59,951
3,127	ConAgra Foods, Inc.	114,198
1,219	Darling Ingredients, Inc.*	22,673
694	Dean Foods Co.	11,833
1,365	Flowers Foods, Inc.	26,618
4,533	General Mills, Inc.	239,116
373	Hain Celestial Group, Inc. (The)*	42,231
1,104	Hershey Co. (The)	110,709
994	Hormel Foods Corp.	52,762
552	Ingredion, Inc.	45,943
754	J.M. Smucker Co. (The)	77,338
1,892	Kellogg Co.	125,345
902	Keurig Green Mountain, Inc.	128,210
4,396	Kraft Foods Group, Inc.	264,507
144	Lancaster Colony Corp.	13,522
961	McCormick & Co., Inc. (Non-Voting)	71,431
1,496	Mead Johnson Nutrition Co.	155,345
12,477	Mondelez International, Inc., Class A	489,098
332	Post Holdings, Inc.*	13,280
311	TreeHouse Foods, Inc.*	25,175
2,168	Tyson Foods, Inc., Class A	91,793
1,289	WhiteWave Foods Co. (The)*	47,216
		2,589,340
	Household Durables — 3.6%
2,455	D.R. Horton, Inc.	62,578
504	Harman International Industries, Inc.	54,699
1,323	Jarden Corp.*	58,411
1,016	Leggett & Platt, Inc.	42,763
1,316	Lennar Corp., Class A	62,168
458	Mohawk Industries, Inc.*	70,344
2,026	Newell Rubbermaid, Inc.	73,564
29	NVR, Inc.*	36,501
2,504	PulteGroup, Inc.	54,162
347	Ryland Group, Inc. (The)	13,578
451	Tempur Sealy International, Inc.*	25,730
1,198	Toll Brothers, Inc.*	41,918
373	Tupperware Brands Corp.	25,084
577	Whirlpool Corp.	107,420
		728,920
	Household Products — 14.0%
989	Church & Dwight Co., Inc.	75,866
954	Clorox Co. (The)	96,945
6,354	Colgate-Palmolive Co.	442,175
See accompanying notes to the financial statements.

204 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
457	Energizer Holdings, Inc.	$59,419
2,767	Kimberly-Clark Corp.	322,605
20,039	Procter & Gamble Co. (The)	1,812,127
		2,809,137
	Leisure Products — 1.2%
687	Brunswick Corp.	34,130
849	Hasbro, Inc.	50,261
2,500	Mattel, Inc.	78,875
449	Polaris Industries, Inc.	70,363
		233,629
	Machinery — 1.2%
424	Middleby Corp. (The)*	40,551
430	Snap-on, Inc.	58,192
1,157	Stanley Black & Decker, Inc.	109,267
412	WABCO Holdings, Inc.*	42,280
		250,290
	Personal Products — 1.0%
3,217	Avon Products, Inc.	31,462
1,665	Estee Lauder Cos., Inc. (The), Class A	123,443
503	Herbalife Ltd.*	21,755
438	Nu Skin Enterprises, Inc., Class A	18,308
		194,968
	Software — 1.0%
3,664	Activision Blizzard, Inc.	79,325
2,314	Electronic Arts, Inc.*	101,654
618	Take-Two Interactive Software, Inc.*	17,094
850	TiVo, Inc.*	10,353
		208,426
	Textiles, Apparel & Luxury Goods — 7.3%
393	Carter's, Inc.	32,702
2,032	Coach, Inc.	75,428
256	Deckers Outdoor Corp.*	24,760
345	Fossil Group, Inc.*	38,543
737	Hanesbrands, Inc.	85,286
355	Iconix Brand Group, Inc.*	14,346
939	Kate Spade & Co.*	30,076
774	lululemon athletica, Inc.*	37,299
1,519	Michael Kors Holdings Ltd.*	116,522
5,205	NIKE, Inc., Class B	516,804
610	PVH Corp.	77,555
449	Ralph Lauren Corp.	83,020
299	Skechers U.S.A., Inc., Class A*	18,362
425	Steven Madden Ltd.*	14,493
1,231	Under Armour, Inc., Class A*	89,235
Shares		Value
	Common Stocks (a) (continued)
2,552	VF Corp.	$191,834
751	Wolverine World Wide, Inc.	22,913
		1,469,178
	Tobacco — 10.3%
14,679	Altria Group, Inc.	737,766
2,664	Lorillard, Inc.	168,205
11,561	Philip Morris International, Inc.	1,004,998
2,281	Reynolds American, Inc.	150,341
		2,061,310
	Total Common Stocks (Cost $15,026,274)	15,896,236
Principal Amount
	Repurchase Agreements (a)(b) — 6.9%
$1,380,722	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,380,729	1,380,722
	Total Repurchase Agreements (Cost $1,380,722)	1,380,722
	Total Investment Securities (Cost $16,406,996) — 86.0%	17,276,958
	Other assets less liabilities — 14.0%	2,806,756
	Net Assets — 100.0%	$20,083,714

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $5,349,910.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$863,594
Aggregate gross unrealized depreciation	(156,838)
Net unrealized appreciation	$706,756
Federal income tax cost of investments	$16,570,202

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA CONSUMER GOODS 205

Swap Agreements1

Ultra Consumer Goods had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,594,071	11/06/15	Bank of America, N.A.	0.51%	Dow Jones U.S. Consumer GoodsSM Index	$365,573
4,514,363	11/06/15	Bank of America, N.A.	0.05%	iShares® U.S. Consumer Goods ETF	129,896
6,108,434					495,469	$(268,624)	$—	$226,845
2,622,170	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. Consumer GoodsSM Index	56,849	—	—	56,849
484,934	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. Consumer GoodsSM Index	16,116	—	—	16,116
1,192,979	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. Consumer GoodsSM Index	348,322	—	(250,000)	98,322
585,141	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. Consumer GoodsSM Index	19,391	—	—	19,391
876,580	11/07/16	Morgan Stanley & Co. International PLC	(0.39)%	iShares® U.S. Consumer Goods ETF	53,626
7,487,608	01/06/16	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Consumer GoodsSM Index	1,059,288
8,364,188					1,112,914	(958,000)	—	154,914
1,715,047	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Consumer GoodsSM Index	659,033	—	(420,000)	239,033
3,169,111	12/07/15	UBS AG	0.51%	Dow Jones U.S. Consumer GoodsSM Index	106,288	—	—	106,288
$24,242,004					$2,814,382

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

206 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.4%
	Airlines — 3.8%
841	Alaska Air Group, Inc.	$49,644
4,491	American Airlines Group, Inc.	217,948
5,258	Delta Air Lines, Inc.	245,391
1,529	JetBlue Airways Corp.*	22,370
4,273	Southwest Airlines Co.	178,697
454	Spirit Airlines, Inc.*	37,541
2,330	United Continental Holdings, Inc.*	142,666
		894,257
	Commercial Services & Supplies — 0.3%
707	Copart, Inc.*	25,692
877	KAR Auction Services, Inc.	30,388
400	Rollins, Inc.	13,012
		69,092
	Diversified Consumer Services — 0.7%
609	Apollo Education Group, Inc.*	19,013
358	DeVry Education Group, Inc.	17,492
27	Graham Holdings Co., Class B	23,962
291	Grand Canyon Education, Inc.*	13,290
1,716	H&R Block, Inc.	57,727
1,317	Service Corp. International	29,764
383	Sotheby's	15,477
		176,725
	Electronic Equipment, Instruments & Components — 0.1%
273	Dolby Laboratories, Inc., Class A	12,116
	Food & Staples Retailing — 12.1%
236	Casey's General Stores, Inc.	19,758
2,734	Costco Wholesale Corp.	388,556
7,223	CVS Health Corp.	659,893
3,049	Kroger Co. (The)	182,452
5,683	Rite Aid Corp.*	31,143
1,437	Safeway, Inc.	50,065
766	Sprouts Farmers Market, Inc.*	24,351
3,659	Sysco Corp.	147,311
310	United Natural Foods, Inc.*	23,309
5,488	Walgreen Co.	376,532
9,848	Wal-Mart Stores, Inc.	862,094
2,253	Whole Foods Market, Inc.	110,465
		2,875,929
	Health Care Providers & Services — 2.9%
1,329	AmerisourceBergen Corp.	121,006
2,100	Cardinal Health, Inc.	172,599
108	Chemed Corp.	11,892
1,444	McKesson Corp.	304,337
Shares		Value
	Common Stocks (a) (continued)
610	Omnicare, Inc.	$42,895
538	VCA, Inc.*	25,464
		678,193
	Hotels, Restaurants & Leisure — 10.7%
403	Brinker International, Inc.	22,701
118	Buffalo Wild Wings, Inc.*	20,085
2,809	Carnival Corp.	124,045
287	Cheesecake Factory, Inc. (The)	13,899
193	Chipotle Mexican Grill, Inc.*	128,079
219	Choice Hotels International, Inc.	12,135
149	Cracker Barrel Old Country Store, Inc.	19,073
825	Darden Restaurants, Inc.	47,017
344	Domino's Pizza, Inc.	32,284
654	Dunkin' Brands Group, Inc.	31,621
2,579	Hilton Worldwide Holdings, Inc.*	67,621
371	Hyatt Hotels Corp., Class A*	21,863
1,542	International Game Technology	26,260
243	Jack in the Box, Inc.	18,103
2,310	Las Vegas Sands Corp.	147,124
224	Life Time Fitness, Inc.*	12,405
1,359	Marriott International, Inc., Class A	107,076
181	Marriott Vacations Worldwide Corp.	13,305
6,124	McDonald's Corp.	592,864
2,234	MGM Resorts International*	50,958
570	Norwegian Cruise Line Holdings Ltd.*	25,017
160	Panera Bread Co., Class A*	26,784
1,040	Royal Caribbean Cruises Ltd.	76,690
559	Six Flags Entertainment Corp.	22,723
4,685	Starbucks Corp.	380,469
1,114	Starwood Hotels & Resorts Worldwide, Inc.	88,006
226	Vail Resorts, Inc.	19,807
1,716	Wendy's Co. (The)	14,964
781	Wyndham Worldwide Corp.	65,104
506	Wynn Resorts Ltd.	90,377
2,742	Yum! Brands, Inc.	211,820
		2,530,279
	Internet & Catalog Retail — 6.7%
2,363	Amazon.com, Inc.*	800,206
619	Expedia, Inc.	53,921
2,630	Groupon, Inc.*	19,804
202	HSN, Inc.	14,732
2,946	Liberty Interactive Corp., Class A*	85,876
431	Liberty TripAdvisor Holdings, Inc., Class A*	11,297
850	Liberty Ventures*	31,144
375	Netflix, Inc.*	129,971
327	Priceline Group, Inc. (The)*	379,382

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA CONSUMER SERVICES 207

Shares		Value
	Common Stocks (a) (continued)
240	Shutterfly, Inc.*	$10,262
695	TripAdvisor, Inc.*	51,187
		1,587,782
	Internet Software & Services — 1.8%
376	Conversant, Inc.*	13,167
7,044	eBay, Inc.*	386,575
380	Yelp, Inc.*	21,694
		421,436
	IT Services — 0.0% ‡
481	Acxiom Corp.*	9,153
	Media — 20.6%
369	AMC Networks, Inc., Class A*	23,933
1,353	Cablevision Systems Corp., Class A	27,493
3,023	CBS Corp. (Non-Voting), Class B	165,902
501	Charter Communications, Inc., Class A*	85,020
649	Cinemark Holdings, Inc.	23,565
16,141	Comcast Corp., Class A	920,683
3,132	DIRECTV*	274,708
923	Discovery Communications, Inc., Class A*	32,213
1,704	Discovery Communications, Inc., Class C*	57,953
1,322	DISH Network Corp., Class A*	104,980
449	DreamWorks Animation SKG, Inc., Class A*	10,704
1,407	Gannett Co., Inc.	45,798
2,628	Interpublic Group of Cos., Inc. (The)	53,322
293	John Wiley & Sons, Inc., Class A	17,498
499	Lamar Advertising Co., Class A(REIT)	26,592
155	Liberty Broadband Corp., Class A*	8,500
311	Liberty Broadband Corp., Class C*	16,905
3,762	Liberty Global PLC*	187,799
1,542	Liberty Global PLC, Class A*	80,168
619	Liberty Media Corp.*	22,761
1,241	Liberty Media Corp., Class C*	45,334
504	Lions Gate Entertainment Corp.	17,085
900	Live Nation Entertainment, Inc.*	24,120
374	Madison Square Garden Co. (The), Class A*	27,317
227	Meredith Corp.	11,981
816	New York Times Co. (The), Class A	10,355
3,106	News Corp., Class A*	48,205
1,566	Omnicom Group, Inc.	121,005
497	Regal Entertainment Group, Class A	11,476
647	Scripps Networks Interactive, Inc., Class A	50,576
Shares		Value
	Common Stocks (a) (continued)
450	Sinclair Broadcast Group, Inc., Class A	$13,122
16,626	Sirius XM Holdings, Inc.*	60,352
527	Starz, Class A*	17,386
1,738	Time Warner Cable, Inc.	259,449
5,331	Time Warner, Inc.	453,775
681	Time, Inc.	16,303
11,746	Twenty-First Century Fox, Inc., Class A	432,253
2,374	Viacom, Inc., Class B	179,545
9,849	Walt Disney Co. (The)	911,131
		4,897,267
	Multiline Retail — 3.8%
350	Big Lots, Inc.	17,780
162	Dillard's, Inc., Class A	19,097
1,892	Dollar General Corp.*	126,272
1,282	Dollar Tree, Inc.*	87,637
597	Family Dollar Stores, Inc.	47,193
1,901	J.C. Penney Co., Inc.*	15,227
1,276	Kohl's Corp.	76,075
2,202	Macy's, Inc.	142,932
889	Nordstrom, Inc.	67,884
312	Sears Holdings Corp.*	11,263
3,952	Target Corp.	292,448
		903,808
	Professional Services — 0.7%
227	Dun & Bradstreet Corp. (The)	28,818
425	IHS, Inc., Class A*	52,045
1,897	Nielsen N.V.	79,238
		160,101
	Road & Rail — 0.4%
649	Avis Budget Group, Inc.*	39,037
2,792	Hertz Global Holdings, Inc.*	66,282
		105,319
	Software — 0.1%
244	FactSet Research Systems, Inc.	33,443
	Specialty Retail — 13.7%
401	Aaron's, Inc.	11,380
445	Abercrombie & Fitch Co., Class A	12,838
455	Advance Auto Parts, Inc.	66,921
1,091	American Eagle Outfitters, Inc.	15,383
285	Ann, Inc.*	10,468
189	Asbury Automotive Group, Inc.*	14,309
817	Ascena Retail Group, Inc.*	10,940
488	AutoNation, Inc.*	29,007
203	AutoZone, Inc.*	117,275

See accompanying notes to the financial statements.

208 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
1,155	Bed Bath & Beyond, Inc.*	$84,742
1,810	Best Buy Co., Inc.	71,332
297	Cabela's, Inc.*	16,109
1,367	CarMax, Inc.*	77,892
953	Chico's FAS, Inc.	15,124
472	CST Brands, Inc.	20,608
620	Dick's Sporting Goods, Inc.	31,378
445	DSW, Inc., Class A	15,789
896	Foot Locker, Inc.	51,332
703	GameStop Corp., Class A	26,580
1,709	Gap, Inc. (The)	67,676
150	Genesco, Inc.*	12,206
561	GNC Holdings, Inc., Class A	24,807
133	Group 1 Automotive, Inc.	11,905
399	Guess?, Inc.	9,045
8,394	Home Depot, Inc. (The)	834,364
1,532	L Brands, Inc.	123,939
142	Lithia Motors, Inc., Class A	10,438
6,156	Lowe's Cos., Inc.	392,937
169	Lumber Liquidators Holdings, Inc.*	10,747
285	Men's Wearhouse, Inc. (The)	13,315
268	Murphy USA, Inc.*	17,077
3,017	Office Depot, Inc.*	20,003
647	O'Reilly Automotive, Inc.*	118,233
619	PetSmart, Inc.	48,752
583	Pier 1 Imports, Inc.	8,045
223	Restoration Hardware Holdings, Inc.*	18,837
1,309	Ross Stores, Inc.	119,747
784	Sally Beauty Holdings, Inc.*	24,814
500	Signet Jewelers Ltd.	65,480
4,018	Staples, Inc.	56,493
702	Tiffany & Co.	75,760
4,322	TJX Cos., Inc. (The)	285,944
859	Tractor Supply Co.	66,083
401	Ulta Salon Cosmetics & Fragrance, Inc.*	50,723
637	Urban Outfitters, Inc.*	20,588
546	Williams-Sonoma, Inc.	40,710
		3,248,075
	Total Common Stocks (Cost $18,035,070)	18,602,975
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.3%
$1,494,592	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,494,599	$1,494,592
	Total Repurchase Agreements (Cost $1,494,592)	1,494,592
	Total Investment Securities (Cost $19,529,662) — 84.7%	20,097,567
	Other assets less liabilities — 15.3%	3,634,817
	Net Assets — 100.0%	$23,732,384

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $4,369,594.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$996,904
Aggregate gross unrealized depreciation	(436,550)
Net unrealized appreciation	$560,354
Federal income tax cost of investments	$19,537,213

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA CONSUMER SERVICES 209

Swap Agreements1

Ultra Consumer Services had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$262,857	11/06/15	Bank of America, N.A.	0.05%	iShares® U.S. Consumer Services ETF	$13,874
6,247,115	11/06/15	Bank of America, N.A.	0.51%	Dow Jones U.S. Consumer ServicesSM Index	483,045
6,509,972					496,919	$—	$—	$496,919
2,619,250	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. Consumer ServicesSM Index	68,901	—	—	68,901
472,604	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. Consumer ServicesSM Index	24,865	—	—	24,865
2,300,715	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Consumer Services ETF	234,922
4,838,780	01/06/16	Deutsche Bank AG	0.32%	Dow Jones U.S. Consumer ServicesSM Index	895,645
7,139,495					1,130,567	—	(1,000,000)	130,567
281,767	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. Consumer ServicesSM Index	14,798
1,568,124	12/07/15	Goldman Sachs International	0.15%	iShares® U.S. Consumer Services ETF	82,673
1,849,891					97,471	—	—	97,471
1,793,692	11/07/16	Morgan Stanley & Co. International PLC	(0.39)%	iShares® U.S. Consumer Services ETF	94,065
1,959,567	11/06/15	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Consumer ServicesSM Index	460,080
3,753,259					554,145	(496,000)	—	58,145
1,193,880	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Consumer ServicesSM Index	962,452	—	(740,000)	222,452
5,279,486	12/07/15	UBS AG	0.51%	Dow Jones U.S. Consumer ServicesSM Index	326,049	(278,311)	—	47,738
$28,817,837					$3,661,369

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

210 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 83.6%
60,595	ACE Ltd. (Insurance)	0.8%	$6,928,432
81,778	Aflac, Inc. (Insurance)	0.6%	4,884,600
78,229	Allstate Corp. (The) (Insurance)	0.6%	5,331,306
162,462	American Express Co. (Consumer Finance)	1.8%	15,014,738
257,559	American International Group, Inc. (Insurance)	1.6%	14,114,233
71,505	American Tower Corp. (Real Estate Investment Trusts)	0.9%	7,508,740
33,791	Ameriprise Financial, Inc. (Capital Markets)	0.5%	4,452,640
52,427	Aon PLC (Insurance)	0.6%	4,848,973
23,681	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.5%	3,807,668
1,898,158	Bank of America Corp. (Banks)	3.8%	32,344,612
204,259	Bank of New York Mellon Corp. (The) (Capital Markets)	1.0%	8,176,488
129,887	BB&T Corp. (Banks)	0.6%	4,882,452
329,063	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.7%	48,928,378
22,771	BlackRock, Inc. (Capital Markets)	1.0%	8,176,611
27,634	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	3,582,472
101,320	Capital One Financial Corp. (Consumer Finance)	1.0%	8,429,824
207,030	Charles Schwab Corp. (The) (Capital Markets)	0.7%	5,863,090
43,410	Chubb Corp. (The) (Insurance)	0.5%	4,473,401
547,248	Citigroup, Inc. (Banks)	3.4%	29,534,975
57,013	CME Group, Inc. (Diversified Financial Services)	0.6%	4,825,580
60,264	Crown Castle International Corp. (Real Estate Investment Trusts)	0.6%	5,007,336
83,377	Discover Financial Services (Consumer Finance)	0.6%	5,465,362
65,297	Equity Residential (Real Estate Investment Trusts)	0.5%	4,625,639
71,106	Franklin Resources, Inc. (Capital Markets)	0.5%	4,043,087
73,959	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	13,934,615
82,818	HCP, Inc. (Real Estate Investment Trusts)	0.4%	3,710,246
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
58,491	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.5%	$4,308,447
20,477	Intercontinental Exchange, Inc. (Diversified Financial Services)	0.5%	4,627,597
678,926	JPMorgan Chase & Co. (Banks)	4.8%	40,844,188
98,252	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	5,560,081
177,665	MasterCard, Inc., Class A (IT Services)	1.8%	15,508,378
48,900	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	4,570,194
203,017	MetLife, Inc. (Insurance)	1.3%	11,289,775
33,548	Moody's Corp. (Diversified Financial Services)	0.4%	3,388,684
276,428	Morgan Stanley (Capital Markets)	1.1%	9,724,737
97,574	PNC Financial Services Group, Inc. (The) (Banks)	1.0%	8,534,798
90,251	Prologis, Inc. (Real Estate Investment Trusts)	0.5%	3,815,812
83,031	Prudential Financial, Inc. (Insurance)	0.8%	7,055,974
26,175	Public Storage (Real Estate Investment Trusts)	0.6%	4,911,215
56,094	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.2%	10,141,795
76,446	State Street Corp. (Capital Markets)	0.7%	5,865,702
95,836	SunTrust Banks, Inc. (Banks)	0.4%	3,765,397
47,483	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	3,963,406
61,199	Travelers Cos., Inc. (The) (Insurance)	0.7%	6,392,236
325,255	U.S. Bancorp/MN (Banks)	1.7%	14,376,271
53,128	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	3,801,308
88,859	Visa, Inc., Class A (IT Services)	2.7%	22,942,505
31,503	Vornado Realty Trust (Real Estate Investment Trusts)	0.4%	3,514,475
857,498	Wells Fargo & Co. (Banks)	5.4%	46,716,491
7,266,874	Other Common Stocks	24.3%	208,956,950
	Total Common Stocks (Cost $620,472,881)		717,471,914

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA FINANCIALS 211

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.2%
	U.S. Treasury Bills
$6,000,000	0.00%, due 12/11/14	$5,999,942
4,000,000	0.00%, due 01/15/15	3,999,745
	Total U.S. Government & Agency Securities (Cost 9,999,687)	9,999,687
	Repurchase Agreements (a)(b) — 7.4%
63,642,319	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $63,642,667	63,642,319
	Total Repurchase Agreements (Cost $63,642,319)	63,642,319
	Total Investment Securities (Cost $694,114,887) — 92.2%	791,113,920
	Other assets less liabilities — 7.8%	67,247,718
	Net Assets — 100.0%	$858,361,638

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $155,479,420.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,187,908
Aggregate gross unrealized depreciation	(19,883,662)
Net unrealized appreciation	$95,304,246
Federal income tax cost of investments	$695,809,674

See accompanying notes to the financial statements.

212 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$34,348,813	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. FinancialsSM Index	$3,612,768
155,134,577	11/06/15	Bank of America, N.A.	0.10%	iShares® U.S. Financials ETF	1,640,840
189,483,390					5,253,608	$(5,253,608)	$—	$—
189,060,937	12/07/15	Citibank, N.A.	0.32%	Dow Jones U.S. FinancialsSM Index	2,404,405	(2,404,405)	—	—
79,843,479	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. FinancialsSM Index	709,638	(561,044)	(28,304)	120,290
325,538,182	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	40,287,392	—	(40,250,003)	37,389
24,858,072	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	274,947	(274,947)	—	—
6,066,577	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Financials ETF	798,163
48,251,658	11/06/15	Morgan Stanley & Co. International PLC	0.56%	Dow Jones U.S. FinancialsSM Index	8,943,804
54,318,235					9,741,967	(9,741,967)	—	—
84,053,569	11/06/15	Societe Generale	0.66%	Dow Jones U.S. FinancialsSM Index	7,448,445	—	(7,448,445)	—
52,568,966	12/07/15	UBS AG	0.41%	Dow Jones U.S. FinancialsSM Index	589,613	(523,552)	—	66,061
$999,724,830					$66,710,015

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA FINANCIALS 213

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2014:

Banks	25.5%
Capital Markets	9.7%
Consumer Finance	3.9%
Diversified Financial Services	8.3%
Insurance	14.0%
IT Services	4.7%
Real Estate Investment Trusts	16.2%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.6%
Other[1]	16.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

214 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 79.5%
	Biotechnology — 17.8%
8,587	Alexion Pharmaceuticals, Inc.*	$1,673,606
6,331	Alkermes PLC*	348,332
2,854	Alnylam Pharmaceuticals, Inc.*	286,970
32,976	Amgen, Inc.	5,451,263
10,251	Biogen Idec, Inc.*	3,154,130
6,387	BioMarin Pharmaceutical, Inc.*	573,042
34,708	Celgene Corp.*	3,945,952
3,048	Cepheid, Inc.*	167,884
3,288	Cubist Pharmaceuticals, Inc.*	249,263
65,624	Gilead Sciences, Inc.*	6,583,400
6,653	Incyte Corp.*	502,634
525	Intercept Pharmaceuticals, Inc.*	75,458
5,111	Isis Pharmaceuticals, Inc.*	264,699
11,180	MannKind Corp.*	68,757
3,334	Medivation, Inc.*	386,377
3,248	Myriad Genetics, Inc.*	108,905
4,256	NPS Pharmaceuticals, Inc.*	141,214
6,972	PDL BioPharma, Inc.	57,589
2,647	Pharmacyclics, Inc.*	368,965
876	Puma Biotechnology, Inc.*	198,869
3,203	Regeneron Pharmaceuticals, Inc.*	1,332,800
4,341	Seattle Genetics, Inc.*	158,186
2,052	United Therapeutics Corp.*	272,034
10,336	Vertex Pharmaceuticals, Inc.*	1,218,408
		27,588,737
	Commercial Services & Supplies — 0.1%
3,053	Healthcare Services Group, Inc.	92,079
	Health Care Equipment & Supplies — 13.2%
65,278	Abbott Laboratories	2,905,524
3,390	Alere, Inc.*	135,227
3,157	Align Technology, Inc.*	179,633
23,515	Baxter International, Inc.	1,716,595
8,328	Becton, Dickinson and Co.	1,168,668
57,551	Boston Scientific Corp.*	740,681
3,240	C.R. Bard, Inc.	542,214
8,807	CareFusion Corp.*	521,110
2,096	Cooper Cos., Inc. (The)	354,014
19,612	Covidien PLC	1,980,812
6,155	DENTSPLY International, Inc.	338,402
3,080	DexCom, Inc.*	158,497
4,603	Edwards Lifesciences Corp.*	596,917
2,233	Haemonetics Corp.*	82,465
2,029	Halyard Health, Inc.*	79,557
2,491	Hill-Rom Holdings, Inc.	113,988
10,490	Hologic, Inc.*	281,132
2,070	IDEXX Laboratories, Inc.*	309,155
Shares		Value
	Common Stocks (a) (continued)
1,561	Intuitive Surgical, Inc.*	$808,239
42,522	Medtronic, Inc.	3,141,100
6,085	ResMed, Inc.	323,722
2,403	Sirona Dental Systems, Inc.*	207,595
12,359	St. Jude Medical, Inc.	839,918
2,576	STERIS Corp.	164,220
12,984	Stryker Corp.	1,206,343
1,797	Teleflex, Inc.	214,113
2,444	Thoratec Corp.*	76,228
4,480	Varian Medical Systems, Inc.*	396,525
3,068	West Pharmaceutical Services, Inc.	159,567
7,333	Zimmer Holdings, Inc.	823,423
		20,565,584
	Health Care Providers & Services — 11.4%
1,973	Acadia Healthcare Co., Inc.*	122,346
15,394	Aetna, Inc.	1,342,973
7,901	Brookdale Senior Living, Inc.*	279,853
2,543	Centene Corp.*	251,172
11,453	Cigna Corp.	1,178,399
5,004	Community Health Systems, Inc.*	235,588
7,458	DaVita HealthCare Partners, Inc.*	570,761
5,626	Envision Healthcare Holdings, Inc.*	198,935
32,361	Express Scripts Holding Co.*	2,690,817
13,139	HCA Holdings, Inc.*	915,657
3,486	Health Net, Inc.*	179,111
3,808	HealthSouth Corp.	156,623
3,683	Henry Schein, Inc.*	505,308
6,696	Humana, Inc.	923,847
3,686	Laboratory Corp. of America Holdings*	385,703
1,960	LifePoint Hospitals, Inc.*	135,612
1,251	Magellan Health, Inc.*	76,549
4,352	MEDNAX, Inc.*	284,882
2,738	Owens & Minor, Inc.	93,667
3,757	Patterson Cos., Inc.	181,012
6,269	Quest Diagnostics, Inc.	409,428
3,067	Team Health Holdings, Inc.*	175,310
4,251	Tenet Healthcare Corp.*	204,261
42,180	UnitedHealth Group, Inc.	4,160,213
3,960	Universal Health Services, Inc., Class B	414,295
1,905	WellCare Health Plans, Inc.*	140,475
11,906	WellPoint, Inc.	1,522,897
		17,735,694
	Health Care Technology — 0.0% ‡
3,808	HMS Holdings Corp.*	79,435

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA HEALTH CARE 215

Shares		Value
	Common Stocks (a) (continued)
	Life Sciences Tools & Services — 3.1%
890	Bio-Rad Laboratories, Inc., Class A*	$105,723
1,607	Bio-Techne Corp.	147,217
4,815	Bruker Corp.*	92,352
2,026	Charles River Laboratories International, Inc.*	131,183
2,454	Covance, Inc.*	251,829
6,052	Illumina, Inc.*	1,155,266
2,376	PAREXEL International Corp.*	139,020
3,004	Quintiles Transnational Holdings, Inc.*	173,691
17,319	Thermo Fisher Scientific, Inc.	2,239,174
3,645	Waters Corp.*	422,456
		4,857,911
	Pharmaceuticals — 33.9%
69,098	AbbVie, Inc.	4,781,582
11,472	Actavis PLC*	3,104,438
3,119	Akorn, Inc.*	124,978
12,901	Allergan, Inc.	2,759,395
71,973	Bristol-Myers Squibb Co.	4,250,006
42,684	Eli Lilly & Co.	2,907,634
6,662	Endo International PLC*	487,458
7,325	Hospira, Inc.*	436,863
2,854	Impax Laboratories, Inc.*	91,185
2,614	Jazz Pharmaceuticals PLC*	462,913
122,434	Johnson & Johnson	13,253,480
4,917	Mallinckrodt PLC*	453,446
125,227	Merck & Co., Inc.	7,563,711
16,238	Mylan, Inc.*	951,709
1,558	Pacira Pharmaceuticals, Inc.*	146,343
5,809	Perrigo Co. PLC	930,544
275,268	Pfizer, Inc.	8,574,598
2,765	Salix Pharmaceuticals Ltd.*	283,938
3,445	Theravance, Inc.	52,123
21,758	Zoetis, Inc.	977,587
		52,593,931
	Total Common Stocks (Cost $115,893,828)	123,513,371
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.8%
$10,512,343	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $10,512,400	$10,512,343
	Total Repurchase Agreements (Cost $10,512,343)	10,512,343
	Total Investment Securities (Cost $126,406,171) — 86.3%	134,025,714
	Other assets less liabilities — 13.7%	21,293,269
	Net Assets — 100.0%	$155,318,983

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $41,527,576.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,556,065
Aggregate gross unrealized depreciation	(958,308)
Net unrealized appreciation	$7,597,757
Federal income tax cost of investments	$126,427,957

See accompanying notes to the financial statements.

216 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Health Care had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$12,016,634	01/06/16	Bank of America, N.A.	0.51%	Dow Jones U.S. Health CareSM Index	$4,017,711
25,212,635	01/06/16	Bank of America, N.A.	0.05%	iShares® U.S. Healthcare ETF	3,435,420
37,229,269					7,453,131	$(7,401,311)	$—	$51,820
67,416,028	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. Health CareSM Index	1,761,900	(1,483,788)	—	278,112
34,765,601	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. Health CareSM Index	732,033	(565,865)	(6)	166,162
2,415,204	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Healthcare ETF	2,204,118
11,368,822	11/06/15	Deutsche Bank AG	0.72%	Dow Jones U.S. Health CareSM Index	3,417,786
13,784,026					5,621,904	—	(5,450,002)	171,902
1,846,280	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. Health CareSM Index	49,101
5,680,613	12/07/15	Goldman Sachs International	0.15%	iShares® U.S. Healthcare ETF	555,695
7,526,893					604,796	(428,781)	—	176,015
750,271	11/07/16	Morgan Stanley & Co. International PLC	0.46%	iShares® U.S. Healthcare ETF	49,578
2,917,194	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. Health CareSM Index	1,134,232
3,667,465					1,183,810	(1,159,619)	—	24,191
16,849,772	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Health CareSM Index	3,694,398	—	(3,580,000)	114,398
5,960,054	12/07/15	UBS AG	0.46%	Dow Jones U.S. Health CareSM Index	167,430	—	—	167,430
$187,199,108					$21,219,402

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA HEALTH CARE 217

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.2%
5,711	3M Co. (Industrial Conglomerates)	3.1%	$914,274
5,564	Accenture PLC, Class A (IT Services)	1.6%	480,340
2,940	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.4%	125,656
524	Alliance Data Systems Corp.* (IT Services)	0.5%	149,796
2,166	AMETEK, Inc. (Electrical Equipment)	0.4%	110,380
2,764	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.5%	148,233
4,239	Automatic Data Processing, Inc. (IT Services)	1.2%	363,028
5,907	Boeing Co. (The) (Aerospace & Defense)	2.7%	793,665
5,534	Caterpillar, Inc. (Machinery)	1.9%	556,720
8,810	CSX Corp. (Road & Rail)	1.1%	321,477
1,507	Cummins, Inc. (Machinery)	0.8%	219,449
5,373	Danaher Corp. (Industrial Conglomerates)	1.6%	448,968
3,159	Deere & Co. (Machinery)	0.9%	273,633
1,468	Dover Corp. (Machinery)	0.4%	113,021
4,194	Eaton Corp. PLC (Electrical Equipment)	1.0%	284,479
6,151	Emerson Electric Co. (Electrical Equipment)	1.3%	392,126
2,406	Fastenal Co. (Trading Companies & Distributors)	0.4%	108,751
2,340	FedEx Corp. (Air Freight & Logistics)	1.4%	416,941
2,516	Fidelity National Information Services, Inc. (IT Services)	0.5%	153,954
2,197	Fiserv, Inc.* (IT Services)	0.5%	157,064
2,799	General Dynamics Corp. (Aerospace & Defense)	1.4%	406,863
88,436	General Electric Co. (Industrial Conglomerates)	8.0%	2,342,670
6,897	Honeywell International, Inc. (Aerospace & Defense)	2.3%	683,286
3,215	Illinois Tool Works, Inc. (Machinery)	1.1%	305,200
2,358	Ingersoll-Rand PLC (Machinery)	0.5%	148,695
972	Kansas City Southern (Road & Rail)	0.4%	115,610
912	LinkedIn Corp., Class A* (Internet Software & Services)	0.7%	206,358
2,378	Lockheed Martin Corp. (Aerospace & Defense)	1.6%	455,530
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,728	Norfolk Southern Corp. (Road & Rail)	1.1%	$304,554
1,833	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	258,325
3,127	PACCAR, Inc. (Machinery)	0.7%	209,572
1,311	Parker-Hannifin Corp. (Machinery)	0.6%	169,158
2,880	Paychex, Inc. (IT Services)	0.5%	136,541
1,697	Pentair PLC (Machinery)	0.4%	109,813
1,265	Precision Castparts Corp. (Aerospace & Defense)	1.0%	300,944
2,739	Raytheon Co. (Aerospace & Defense)	1.0%	292,251
1,215	Rockwell Automation, Inc. (Electrical Equipment)	0.5%	140,223
1,191	Rockwell Collins, Inc. (Aerospace & Defense)	0.4%	101,866
882	Roper Industries, Inc. (Industrial Conglomerates)	0.5%	139,197
733	Sherwin-Williams Co. (The) (Chemicals)	0.6%	179,482
3,607	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.8%	231,569
2,461	Textron, Inc. (Aerospace & Defense)	0.4%	106,611
3,688	Tyco International PLC (Commercial Services & Supplies)	0.5%	158,215
7,910	Union Pacific Corp. (Road & Rail)	3.2%	923,651
6,200	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.3%	681,504
7,499	United Technologies Corp. (Aerospace & Defense)	2.8%	825,490
537	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.5%	131,930
3,823	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	186,295
9,554	Xerox Corp. (IT Services)	0.5%	133,374
136,457	Other Common Stocks	23.2%	6,774,952
	Total Common Stocks (Cost $23,520,935)		23,691,684

See accompanying notes to the financial statements.

218 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.0%
$2,029,962	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,029,973	$2,029,962
	Total Repurchase Agreements (Cost $2,029,962)	2,029,962
	Total Investment Securities (Cost $25,550,897) — 88.2%	25,721,646
	Other assets less liabilities — 11.8%	3,433,850
	Net Assets — 100.0%	$29,155,496

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $8,262,477.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,912
Aggregate gross unrealized depreciation	(684,129)
Net unrealized depreciation	$(150,217)
Federal income tax cost of investments	$25,871,863

Swap Agreements1

Ultra Industrials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,351,470	01/06/16	Bank of America, N.A.	0.51%	Dow Jones U.S. IndustrialsSM Index	$329,297
6,778,652	01/06/16	Bank of America, N.A.	0.05%	iShares® U.S. Industrials ETF	459,480
8,130,122					788,777	$(788,777)	$—	$—
5,310,851	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. IndustrialsSM Index	64,091	—	—	64,091
10,169,383	11/06/15	Credit Suisse International	0.46%	Dow Jones U.S. IndustrialsSM Index	100,518	—	—	100,518
176,653	11/07/16	Deutsche Bank AG	(0.08)%	iShares® U.S. Industrials ETF	2,065
5,047,303	11/06/15	Deutsche Bank AG	0.52%	Dow Jones U.S. IndustrialsSM Index	734,900
5,223,956					736,965	—	(550,002)	186,963
265,491	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. IndustrialsSM Index	3,173	—	—	3,173
129,697	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Industrials ETF	27,228
702,119	01/06/16	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. IndustrialsSM Index	654,030
831,816					681,258	(666,380)	—	14,878
2,044,025	01/06/16	Societe Generale	0.56%	Dow Jones U.S. IndustrialsSM Index	994,720	—	(930,000)	64,720
2,603,798	12/07/15	UBS AG	0.46%	Dow Jones U.S. IndustrialsSM Index	49,723	(12,102)	—	37,621
$34,579,442					$3,419,225
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA INDUSTRIALS 219

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2014:

Aerospace & Defense	16.7%
Air Freight & Logistics	4.4%
Building Products	1.2%
Chemicals	0.8%
Commercial Services & Supplies	2.9%
Construction & Engineering	1.1%
Construction Materials	0.6%
Containers & Packaging	2.4%
Electrical Equipment	4.2%
Electronic Equipment, Instruments & Components	3.2%
Industrial Conglomerates	13.4%
Internet Software & Services	0.9%
IT Services	7.0%
Life Sciences Tools & Services	0.8%
Machinery	11.2%
Marine	0.2%
Multi-Utilities	0.1%
Paper & Forest Products	0.1%
Professional Services	1.4%
Road & Rail	6.6%
Software	0.0%‡
Trading Companies & Distributors	2.0%
Other[1]	18.8%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

220 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 91.6%
	Electric Utilities — 0.4%
11,831	OGE Energy Corp.	$422,248
	Electrical Equipment — 0.1%
2,918	SolarCity Corp.*	160,490
	Energy Equipment & Services — 16.9%
3,551	Atwood Oceanics, Inc.*	113,952
25,831	Baker Hughes, Inc.	1,472,367
2,110	Bristow Group, Inc.	135,251
12,048	Cameron International Corp.*	617,821
1,167	CARBO Ceramics, Inc.	44,393
2,641	Core Laboratories N.V.	340,240
3,989	Diamond Offshore Drilling, Inc.	117,157
4,547	Dresser-Rand Group, Inc.*	368,807
2,374	Dril-Quip, Inc.*	189,326
13,876	Ensco PLC, Class A	469,009
3,983	Exterran Holdings, Inc.	133,430
13,945	FMC Technologies, Inc.*	666,153
3,847	Forum Energy Technologies, Inc.*	92,366
50,500	Halliburton Co.	2,131,100
5,828	Helix Energy Solutions Group, Inc.*	133,286
6,426	Helmerich & Payne, Inc.	446,928
14,111	McDermott International, Inc.*	50,094
17,181	Nabors Industries Ltd.	225,415
25,545	National Oilwell Varco, Inc.	1,712,537
15,099	Noble Corp. PLC	271,631
6,415	Oceaneering International, Inc.	402,285
3,210	Oil States International, Inc.*	160,018
8,678	Patterson-UTI Energy, Inc.	153,514
7,393	Rowan Cos. PLC, Class A	160,946
76,976	Schlumberger Ltd.	6,616,087
1,047	SEACOR Holdings, Inc.*	74,484
9,184	Superior Energy Services, Inc.	177,343
2,954	Tidewater, Inc.	91,308
20,212	Transocean Ltd.	424,654
2,740	Unit Corp.*	104,723
45,936	Weatherford International PLC*	601,762
		18,698,387
	Machinery — 0.1%
1,811	Chart Industries, Inc.*	71,915
	Metals & Mining — 0.1%
3,193	U.S. Silica Holdings, Inc.	100,324
	Oil, Gas & Consumable Fuels — 73.8%
30,043	Anadarko Petroleum Corp.	2,377,903
3,268	Antero Resources Corp.*	153,335
22,711	Apache Corp.	1,455,548
Shares		Value
	Common Stocks (a) (continued)
24,778	Cabot Oil & Gas Corp.	$818,665
2,516	Carrizo Oil & Gas, Inc.*	99,281
13,139	Cheniere Energy, Inc.*	867,043
30,835	Chesapeake Energy Corp.	624,717
112,752	Chevron Corp.	12,275,310
5,167	Cimarex Energy Co.	542,277
17,635	Cobalt International Energy, Inc.*	158,715
6,707	Concho Resources, Inc.*	638,842
73,008	ConocoPhillips	4,823,639
5,083	Continental Resources, Inc.*	208,301
20,918	Denbury Resources, Inc.	172,783
22,835	Devon Energy Corp.	1,346,580
3,362	Diamondback Energy, Inc.*	189,617
4,346	Energen Corp.	259,543
5,519	Energy XXI Ltd.	22,131
32,505	EOG Resources, Inc.	2,818,834
8,995	EQT Corp.	818,365
253,223	Exxon Mobil Corp.	22,926,810
5,078	Gulfport Energy Corp.*	242,373
15,531	Hess Corp.	1,132,676
11,788	HollyFrontier Corp.	481,186
100,805	Kinder Morgan, Inc.	4,168,287
15,868	Kodiak Oil & Gas Corp.*	116,312
4,951	Laredo Petroleum, Inc.*	51,738
40,047	Marathon Oil Corp.	1,158,159
16,824	Marathon Petroleum Corp.	1,515,674
9,913	Murphy Oil Corp.	479,987
8,113	Newfield Exploration Co.*	220,917
21,390	Noble Energy, Inc.	1,051,960
6,006	Oasis Petroleum, Inc.*	110,390
46,293	Occidental Petroleum Corp.	3,692,793
12,351	ONEOK, Inc.	668,930
5,203	PBF Energy, Inc., Class A	147,037
33,185	Phillips 66	2,423,169
8,497	Pioneer Natural Resources Co.	1,217,025
9,839	QEP Resources, Inc.	201,109
10,017	Range Resources Corp.	657,616
3,648	Rosetta Resources, Inc.*	107,324
23,469	SandRidge Energy, Inc.*	65,948
2,534	SemGroup Corp., Class A	187,491
3,999	SM Energy Co.	173,757
20,969	Southwestern Energy Co.*	674,782
39,835	Spectra Energy Corp.	1,508,950
3,335	Stone Energy Corp.*	52,693
1,753	Targa Resources Corp.	200,087
2,733	Teekay Corp.	135,885
7,613	Tesoro Corp.	583,308
9,098	Ultra Petroleum Corp.*	180,595
31,350	Valero Energy Corp.	1,523,924
4,443	Western Refining, Inc.	182,652

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA OIL & GAS 221

Shares		Value
	Common Stocks (a) (continued)
7,064	Whiting Petroleum Corp.*	$295,063
39,934	Williams Cos., Inc. (The)	2,066,585
4,294	World Fuel Services Corp.	194,432
12,049	WPX Energy, Inc.*	163,505
		81,632,558
	Semiconductors & Semiconductor Equipment — 0.2%
4,462	First Solar, Inc.*	217,746
	Total Common Stocks (Cost $119,838,141)	101,303,668
Principal Amount
	Repurchase Agreements (a)(b) — 8.5%
$9,427,520	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $9,427,571	9,427,520
	Total Repurchase Agreements (Cost $9,427,520)	9,427,520
	Total Investment Securities (Cost $129,265,661) — 100.1%	110,731,188
	Liabilities in excess of other assets — (0.1%)	(59,839)
	Net Assets — 100.0%	$110,671,349

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $45,716,771.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$854,728
Aggregate gross unrealized depreciation	(19,972,450)
Net unrealized depreciation	$(19,117,722)
Federal income tax cost of investments	$129,848,910

See accompanying notes to the financial statements.

222 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Oil & Gas had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$308,346	11/06/15	Bank of America, N.A.	0.00%	iShares® U.S. Energy ETF	$241,958
5,828,570	11/06/15	Bank of America, N.A.	0.46%	Dow Jones U.S. Oil & GasSM Index	6,125,584
6,136,916					6,367,542	$(6,367,542)	$—	$—
24,641,546	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. Oil & GasSM Index	(2,292,704)	2,286,430	6,274	—
2,917,386	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. Oil & GasSM Index	(325,631)	322,017	3,614	—
744,633	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Energy ETF	(1,317,500)
4,006,737	11/06/15	Deutsche Bank AG	0.82%	Dow Jones U.S. Oil & GasSM Index	940,549
4,751,370					(376,951)	373,376	3,575	—
1,682,035	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. Oil & GasSM Index	(152,961)
21,864,756	12/07/15	Goldman Sachs International	0.15%	iShares® U.S. Energy ETF	(1,977,149)
23,546,791					(2,130,110)	2,085,535	44,575	—
1,180,819	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Energy ETF	(106,967)
42,218,011	11/06/15	Morgan Stanley & Co. International PLC	0.36%	Dow Jones U.S. Oil & GasSM Index	(3,501,165)
43,398,830					(3,608,132)	3,544,216	63,916	—
11,811,010	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Oil & GasSM Index	1,948,510	—	(1,948,510)	—
2,723,371	12/07/15	UBS AG	0.46%	Dow Jones U.S. Oil & GasSM Index	(199,538)	193,133	6,405	—
$119,927,220					$(617,014)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA OIL & GAS 223

Shares		Value
	Common Stocks (a) — 78.2%
	Real Estate Investment Trusts — 74.8%
19,959	Alexandria Real Estate Equities, Inc.	$1,714,877
29,190	American Campus Communities, Inc.	1,167,600
98,143	American Capital Agency Corp.	2,264,650
38,407	American Homes 4 Rent, Class A	660,600
252,577	American Realty Capital Properties, Inc.	2,374,224
110,202	American Tower Corp.	11,572,312
263,601	Annaly Capital Management, Inc.	3,036,684
40,643	Apartment Investment & Management Co., Class A	1,513,952
99,368	ARMOUR Residential REIT, Inc.	390,516
36,496	AvalonBay Communities, Inc.	5,868,192
54,287	BioMed Realty Trust, Inc.	1,164,456
42,591	Boston Properties, Inc.	5,521,497
48,988	Brandywine Realty Trust	757,354
23,803	Camden Property Trust	1,825,214
47,366	CBL & Associates Properties, Inc.	921,269
285,851	Chimera Investment Corp.	966,176
30,493	Colony Financial, Inc.	748,603
34,764	Columbia Property Trust, Inc.	876,053
25,726	Corporate Office Properties Trust	723,158
32,389	Corrections Corp. of America	1,174,101
57,211	Cousins Properties, Inc.	700,263
92,878	Crown Castle International Corp.	7,717,233
44,812	CubeSmart	965,250
45,080	CYS Investments, Inc.	416,088
23,190	DCT Industrial Trust, Inc.	791,483
83,014	DDR Corp.	1,521,647
54,439	DiamondRock Hospitality Co.	812,774
37,695	Digital Realty Trust, Inc.	2,648,828
37,753	Douglas Emmett, Inc.	1,051,044
94,909	Duke Realty Corp.	1,845,031
18,138	DuPont Fabros Technology, Inc.	591,117
8,797	EastGroup Properties, Inc.	591,334
15,767	EPR Properties	882,794
35,851	Equity Commonwealth	911,691
22,173	Equity LifeStyle Properties, Inc.	1,100,003
100,634	Equity Residential	7,128,913
17,660	Essex Property Trust, Inc.	3,574,561
30,662	Extra Space Storage, Inc.	1,817,337
18,837	Federal Realty Investment Trust	2,498,916
25,003	Gaming and Leisure Properties, Inc.	797,596
174,569	General Growth Properties, Inc.	4,671,466
20,208	Geo Group, Inc. (The)	814,180
26,849	Hatteras Financial Corp.	514,427
127,641	HCP, Inc.	5,718,317
90,146	Health Care REIT, Inc.	6,640,154
27,113	Healthcare Realty Trust, Inc.	716,054
Shares			Value
		Common Stocks (a) (continued)
66,481		Healthcare Trust of America, Inc., Class A	$848,298
25,140		Highwoods Properties, Inc.	1,085,042
15,894		Home Properties, Inc.	1,036,130
41,673		Hospitality Properties Trust	1,275,194
210,573		Host Hotels & Resorts, Inc.	4,893,717
34,244		Invesco Mortgage Capital, Inc.	566,053
51,725		Iron Mountain, Inc.	1,966,067
23,139		Kilroy Realty Corp.	1,589,187
114,341		Kimco Realty Corp.	2,909,978
23,138		Kite Realty Group Trust	631,205
28,952		LaSalle Hotel Properties	1,168,792
57,907		Lexington Realty Trust	636,977
41,201		Liberty Property Trust	1,457,691
39,141		Macerich Co. (The)	3,095,270
23,269		Mack-Cali Realty Corp.	447,230
48,212		Medical Properties Trust, Inc.	668,218
102,339		MFA Financial, Inc.	857,601
20,917		Mid-America Apartment Communities, Inc.	1,540,746
36,690		National Retail Properties, Inc.	1,413,666
62,327		NorthStar Realty Finance Corp.	1,138,714
35,396		Omega Healthcare Investors, Inc.	1,352,835
33,383		Outfront Media, Inc.	903,344
19,870		Pebblebrook Hotel Trust	857,788
42,932		Piedmont Office Realty Trust, Inc., Class A	807,122
49,274		Plum Creek Timber Co., Inc.	2,053,740
15,134		Post Properties, Inc.	886,550
11,292		Potlatch Corp.	469,183
139,094		Prologis, Inc.	5,880,894
40,341		Public Storage	7,569,182
35,202		Rayonier, Inc.	960,311
61,931		Realty Income Corp.	2,877,314
23,122		Redwood Trust, Inc.	452,035
25,695		Regency Centers Corp.	1,579,729
65,820		Retail Properties of America, Inc., Class A	1,057,727
36,744		RLJ Lodging Trust	1,209,980
14,192		Ryman Hospitality Properties, Inc.	739,119
56,686		Senior Housing Properties Trust	1,277,136
86,452		Simon Property Group, Inc.	15,630,522
26,594		SL Green Realty Corp.	3,088,627
9,258		Sovran Self Storage, Inc.	787,115
110,945		Spirit Realty Capital, Inc.	1,299,166
61,925		Starwood Property Trust, Inc.	1,489,916
—	#	Starwood Waypoint Residential Trust	10
68,818		Strategic Hotels & Resorts, Inc.*	913,903
12,318		Sun Communities, Inc.	725,407
57,149		Sunstone Hotel Investors, Inc.	914,956
26,673		Tanger Factory Outlet Centers, Inc.	975,698

See accompanying notes to the financial statements.

224 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
17,613	Taubman Centers, Inc.	$1,400,057
101,851	Two Harbors Investment Corp.	1,070,454
70,022	UDR, Inc.	2,155,277
81,881	Ventas, Inc.	5,858,586
48,553	Vornado Realty Trust	5,416,573
43,163	Washington Prime Group, Inc.	743,699
18,535	Washington Real Estate Investment Trust	498,035
31,288	Weingarten Realty Investors	1,138,883
146,969	Weyerhaeuser Co.	5,189,475
25,718	WP Carey, Inc.	1,752,425
		213,888,538
	Real Estate Management & Development — 3.4%
12,611	Alexander & Baldwin, Inc.	480,227
77,610	CBRE Group, Inc., Class A*	2,618,561
46,698	Forest City Enterprises, Inc., Class A*	1,008,210
10,033	Howard Hughes Corp. (The)*	1,465,219
12,466	Jones Lang LaSalle, Inc.	1,815,798
40,655	Realogy Holdings Corp.*	1,870,943
25,676	St. Joe Co. (The)*	477,317
		9,736,275
	Total Common Stocks (Cost $198,792,383)	223,624,813
Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	U.S. Treasury Bill
$510,000	0.00%, due 09/17/15	509,589
	Total U.S. Government & Agency Security (Cost $509,681)	509,589
Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.5%
$21,543,115	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $21,543,233	$21,543,115
	Total Repurchase Agreements (Cost $21,543,115)	21,543,115
	Total Investment Securities (Cost $220,845,179) — 85.9%	245,677,517
	Other assets less liabilities — 14.1%	40,293,736
	Net Assets — 100.0%	$285,971,253

#  Amount represents less than one share.

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $80,021,218.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,382,062
Aggregate gross unrealized depreciation	(1,593,014)
Net unrealized appreciation	$24,789,048
Federal income tax cost of investments	$220,888,469

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA REAL ESTATE 225

Swap Agreements1

Ultra Real Estate had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$27,328,450	11/06/15	Bank of America, N.A.	0.61%	Dow Jones U.S. Real EstateSM Index	$6,078,237
52,938,805	11/06/15	Bank of America, N.A.	0.15%	iShares® U.S. Real Estate ETF	2,458,316
80,267,255					8,536,553	$(8,534,569)	$—	$1,984
12,182,212	12/07/15	Citibank, N.A.	0.82%	Dow Jones U.S. Real EstateSM Index	215,064	—	—	215,064
18,364,396	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. Real EstateSM Index	423,991	(369,783)	—	54,208
3,808,121	11/06/15	Deutsche Bank AG	0.02%	iShares® U.S. Real Estate ETF	1,797,027
14,583,577	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. Real EstateSM Index	17,097,675
18,391,698					18,894,702	—	(18,650,024)	244,678
9,360,987	12/07/15	Goldman Sachs International	0.15%	iShares® U.S. Real Estate ETF	838,287
22,713,580	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. Real EstateSM Index	529,959
32,074,567					1,368,246	(1,308,759)	—	59,487
1,158,206	11/07/16	Morgan Stanley & Co. International PLC	(0.34)%	iShares® U.S. Real Estate ETF	114,045
19,188,429	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Dow Jones U.S. Real EstateSM Index	2,832,959
20,346,635					2,947,004	(2,947,004)	—	—
27,267,764	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Real EstateSM Index	4,269,355	—	(4,269,355)	—
139,481,668	12/07/15	UBS AG	0.26%	Dow Jones U.S. Real EstateSM Index	3,151,093	(2,882,376)	—	268,717
$348,376,195					$39,806,008

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

226 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 94.8%
	Banks — 90.1%
8,812	Associated Banc-Corp	$162,846
9,342	BancorpSouth, Inc.	204,496
2,071	Bank of Hawaii Corp.	119,352
1,397	BOK Financial Corp.	90,037
11,798	Boston Private Financial Holdings, Inc.	150,542
6,597	Cathay General Bancorp	167,432
2,600	City Holding Co.	113,698
1,878	City National Corp./CA	144,963
7,393	Columbia Banking System, Inc.	203,086
3,612	Community Bank System, Inc.	133,608
10,161	CVB Financial Corp.	154,142
4,334	East West Bancorp, Inc.	159,361
13,098	First Commonwealth Financial Corp.	118,930
7,680	First Financial Bancorp	136,013
5,682	First Financial Bankshares, Inc.	171,426
14,158	First Horizon National Corp.	180,656
10,498	First Midwest Bancorp, Inc./IL	175,631
5,249	First Republic Bank/CA	270,481
9,920	FirstMerit Corp.	177,469
15,169	FNB Corp./PA	190,978
9,198	Fulton Financial Corp.	109,824
6,068	Glacier Bancorp, Inc.	166,142
3,034	Hancock Holding Co.	99,242
1,445	Iberiabank Corp.	94,387
6,742	MB Financial, Inc.	212,373
13,136	National Penn Bancshares, Inc.	133,987
12,412	Old National Bancorp/IN	176,250
5,538	PacWest Bancorp	257,517
1,204	Park National Corp.	98,054
4,334	Pinnacle Financial Partners, Inc.	163,262
5,682	PrivateBancorp, Inc.	178,699
3,082	Prosperity Bancshares, Inc.	173,147
3,997	S&T Bancorp, Inc.	109,838
1,926	Signature Bank/NY*	233,566
19,262	Susquehanna Bancshares, Inc.	253,680
2,697	SVB Financial Group*	283,589
7,560	Synovus Financial Corp.	195,350
6,453	TCF Financial Corp.	100,151
4,587	Texas Capital Bancshares, Inc.*	252,881
4,478	Trustmark Corp.	104,516
1,830	UMB Financial Corp.	101,547
18,137	Umpqua Holdings Corp.	308,148
5,490	United Bankshares, Inc./WV	191,601
11,827	Valley National Bancorp	115,195
7,079	Webster Financial Corp.	222,776
1,926	Westamerica Bancorp.	93,604
4,671	Wintrust Financial Corp.	208,747
		7,863,220
Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 4.7%
12,906	Brookline Bancorp, Inc.	$122,736
8,235	Provident Financial Services, Inc.	142,301
6,645	Washington Federal, Inc.	143,798
		408,835
	Total Common Stocks (Cost $8,474,678)	8,272,055
Principal Amount
	Repurchase Agreements (a)(b) — 7.3%
$634,239	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $634,241	634,239
	Total Repurchase Agreements (Cost $634,239)	634,239
	Total Investment Securities (Cost $9,108,917) — 102.1%	8,906,294
	Liabilities in excess of other assets — (2.1%)	(185,051)
	Net Assets — 100.0%	$8,721,243

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,482,005.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,974
Aggregate gross unrealized depreciation	(457,298)
Net unrealized depreciation	$(314,324)
Federal income tax cost of investments	$9,220,618

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA KBW REGIONAL BANKING 227

Swap Agreements1

Ultra KBW Regional Banking had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$59,913	11/06/15	Bank of America, N.A.	(0.19)%	PowerShares KBW Regional Banking Portfolio	$465
4,088,417	11/06/15	Bank of America, N.A.	0.16%	KBW Regional Banking IndexSM	(25,049)
4,148,330					(24,584)	$22,987	$1,597	$—
1,527,210	01/06/16	Deutsche Bank AG	0.12%	KBW Regional Banking IndexSM	(36,635)	35,251	1,384	—
1,757,697	01/06/16	Morgan Stanley & Co. International PLC	0.16%	KBW Regional Banking IndexSM	(21,781)	4,044	172	(17,565)
1,027,962	11/06/15	Societe Generale	0.56%	KBW Regional Banking IndexSM	(52,943)	52,644	299	—
710,255	12/07/15	UBS AG	0.51%	KBW Regional Banking IndexSM	(25,514)	24,723	791	—
$9,171,454					$(161,457)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

228 :: KRU ULTRA KBW REGIONAL BANKING :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.7%
	Communications Equipment — 0.3%
2,481	InterDigital, Inc.	$123,752
	Semiconductors & Semiconductor Equipment — 78.4%
41,529	Advanced Micro Devices, Inc.*	115,866
20,629	Altera Corp.	776,063
20,979	Analog Devices, Inc.	1,146,293
81,347	Applied Materials, Inc.	1,956,395
27,944	Atmel Corp.*	221,037
16,806	Avago Technologies Ltd.	1,569,680
35,907	Broadcom Corp., Class A	1,548,669
3,579	Cavium, Inc.*	202,571
8,015	Cree, Inc.*	291,265
9,782	Cypress Semiconductor Corp.*	103,689
8,020	Fairchild Semiconductor International, Inc.*	129,363
9,934	Integrated Device Technology, Inc.*	185,368
330,557	Intel Corp.	12,313,248
4,776	International Rectifier Corp.*	190,467
11,041	KLA-Tencor Corp.	766,687
10,821	Lam Research Corp.	894,247
15,924	Linear Technology Corp.	732,982
28,162	Marvell Technology Group Ltd.	403,280
18,876	Maxim Integrated Products, Inc.	558,163
13,380	Microchip Technology, Inc.	604,107
71,494	Micron Technology, Inc.*	2,570,209
6,369	Microsemi Corp.*	173,237
34,372	NVIDIA Corp.	720,781
29,452	ON Semiconductor Corp.*	265,952
19,203	RF Micro Devices, Inc.*	280,556
4,497	Semtech Corp.*	114,494
2,696	Silicon Laboratories, Inc.*	122,264
12,654	Skyworks Solutions, Inc.	853,765
16,696	SunEdison, Inc.*	361,468
2,453	Synaptics, Inc.*	154,515
14,454	Teradyne, Inc.	286,912
71,276	Texas Instruments, Inc.	3,878,840
11,674	TriQuint Semiconductor, Inc.*	284,495
17,925	Xilinx, Inc.	814,512
		35,591,440
	Total Common Stocks (Cost $28,491,437)	35,715,192
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.0%
$2,743,718	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,743,731	$2,743,718
	Total Repurchase Agreements (Cost $2,743,718)	2,743,718
	Total Investment Securities (Cost $31,235,155) — 84.7%	38,458,910
	Other assets less liabilities — 15.3%	6,944,718
	Net Assets — 100.0%	$45,403,628

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $3,742,478.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,316,241
Aggregate gross unrealized depreciation	(449,294)
Net unrealized appreciation	$6,866,947
Federal income tax cost of investments	$31,591,963

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA SEMICONDUCTORS 229

Swap Agreements1

Ultra Semiconductors had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$14,981,933	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. SemiconductorsSM Index	$1,939,712	$(1,939,712)	$—	$—
426,305	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. SemiconductorsSM Index	29,990	—	—	29,990
8,629,266	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. SemiconductorsSM Index	621,180	—	(600,000)	21,180
15,836,811	01/06/16	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. SemiconductorsSM Index	1,099,308	(881,000)	—	218,308
8,123,658	11/06/15	Societe Generale	0.56%	Dow Jones U.S. SemiconductorsSM Index	2,554,003	—	(2,410,000)	144,003
7,004,381	12/07/15	UBS AG	0.51%	Dow Jones U.S. SemiconductorsSM Index	491,906	(333,712)	—	158,194
$55,002,354					$6,736,099

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

230 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 75.4%
	Commercial Services & Supplies — 0.1%
8,205	Pitney Bowes, Inc.	$202,007
	Communications Equipment — 7.3%
5,329	ARRIS Group, Inc.*	158,644
4,399	Aruba Networks, Inc.*	82,305
17,324	Brocade Communications Systems, Inc.	195,935
4,311	Ciena Corp.*	71,261
206,301	Cisco Systems, Inc.	5,702,160
3,333	CommScope Holding Co., Inc.*	73,993
1,736	EchoStar Corp., Class A*	93,536
2,997	F5 Networks, Inc.*	387,182
4,027	Finisar Corp.*	68,660
4,239	Harris Corp.	303,809
1,504	InterDigital, Inc.	75,020
9,306	JDS Uniphase Corp.*	124,142
16,246	Juniper Networks, Inc.	360,011
8,932	Motorola Solutions, Inc.	587,011
2,588	Palo Alto Networks, Inc.*	318,324
1,734	Plantronics, Inc.	90,463
5,543	Polycom, Inc.*	73,001
67,808	QUALCOMM, Inc.	4,943,203
6,461	Riverbed Technology, Inc.*	133,581
1,739	ViaSat, Inc.*	115,296
		13,957,537
	Electronic Equipment, Instruments & Components — 0.8%
4,229	CDW Corp.	148,353
52,232	Corning, Inc.	1,097,917
6,295	Ingram Micro, Inc., Class A*	172,672
1,547	Tech Data Corp.*	96,424
		1,515,366
	Health Care Technology — 0.6%
6,852	Allscripts Healthcare Solutions, Inc.*	82,361
1,536	athenahealth, Inc.*	180,173
12,281	Cerner Corp.*	790,896
2,186	Medidata Solutions, Inc.*	93,364
		1,146,794
	Household Durables — 0.1%
4,910	Garmin Ltd.	281,343
	Internet Software & Services — 12.6%
7,208	Akamai Technologies, Inc.*	465,709
3,183	AOL, Inc.*	146,927
2,216	Equinix, Inc.	503,409
84,287	Facebook, Inc., Class A*	6,549,100
Shares		Value
	Common Stocks (a) (continued)
11,494	Google, Inc., Class A*	$6,311,126
11,493	Google, Inc., Class C*	6,227,252
3,100	IAC/InterActiveCorp	202,368
1,835	j2 Global, Inc.	103,751
7,352	Pandora Media, Inc.*	144,540
4,803	Rackspace Hosting, Inc.*	220,506
20,161	Twitter, Inc.*	841,520
4,552	VeriSign, Inc.*	273,575
37,422	Yahoo!, Inc.*	1,936,214
1,044	Zillow, Inc., Class A*	123,568
		24,049,565
	IT Services — 5.0%
6,473	Amdocs Ltd.	315,526
951	CACI International, Inc., Class A*	84,820
24,595	Cognizant Technology Solutions Corp., Class A*	1,327,884
5,869	Computer Sciences Corp.	371,977
1,237	DST Systems, Inc.	122,772
3,597	Gartner, Inc.*	307,471
37,535	International Business Machines Corp.	6,087,051
2,516	Leidos Holdings, Inc.	101,672
1,636	Science Applications International Corp.	82,831
6,271	Teradata Corp.*	283,073
6,046	Vantiv, Inc., Class A*	203,992
4,574	VeriFone Systems, Inc.*	163,109
		9,452,178
	Semiconductors & Semiconductor Equipment — 11.3%
25,165	Advanced Micro Devices, Inc.*	70,210
12,501	Altera Corp.	470,288
12,712	Analog Devices, Inc.	694,584
49,293	Applied Materials, Inc.	1,185,497
16,933	Atmel Corp.*	133,940
10,184	Avago Technologies Ltd.	951,186
21,758	Broadcom Corp., Class A	938,423
2,169	Cavium, Inc.*	122,765
4,857	Cree, Inc.*	176,503
5,927	Cypress Semiconductor Corp.*	62,826
4,860	Fairchild Semiconductor International, Inc.*	78,392
6,020	Integrated Device Technology, Inc.*	112,333
200,305	Intel Corp.	7,461,361
2,894	International Rectifier Corp.*	115,413
6,691	KLA-Tencor Corp.	464,623
6,557	Lam Research Corp.	541,871
9,649	Linear Technology Corp.	444,143
17,065	Marvell Technology Group Ltd.	244,371
11,438	Maxim Integrated Products, Inc.	338,222
8,108	Microchip Technology, Inc.	366,076

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 231

Shares		Value
	Common Stocks (a) (continued)
43,323	Micron Technology, Inc.*	$1,557,462
3,859	Microsemi Corp.*	104,965
20,829	NVIDIA Corp.	436,784
17,847	ON Semiconductor Corp.*	161,158
11,636	RF Micro Devices, Inc.*	170,002
2,726	Semtech Corp.*	69,404
1,634	Silicon Laboratories, Inc.*	74,102
7,668	Skyworks Solutions, Inc.	517,360
10,117	SunEdison, Inc.*	219,033
1,487	Synaptics, Inc.*	93,666
8,759	Teradyne, Inc.	173,866
43,191	Texas Instruments, Inc.	2,350,454
7,075	TriQuint Semiconductor, Inc.*	172,418
10,862	Xilinx, Inc.	493,569
		21,567,270
	Software — 17.6%
4,616	ACI Worldwide, Inc.*	89,781
19,116	Adobe Systems, Inc.*	1,408,467
3,723	ANSYS, Inc.*	310,945
3,725	Aspen Technology, Inc.*	140,582
9,193	Autodesk, Inc.*	569,966
12,965	CA, Inc.	403,860
11,735	Cadence Design Systems, Inc.*	221,439
6,486	CDK Global, Inc.	246,922
6,654	Citrix Systems, Inc.*	441,227
1,723	CommVault Systems, Inc.*	81,498
8,907	Compuware Corp.	91,920
1,939	Concur Technologies, Inc.*	249,763
4	Covisint Corp.*	9
1,301	Fair Isaac Corp.	93,386
5,565	Fortinet, Inc.*	153,371
2,773	Guidewire Software, Inc.*	139,953
4,451	Informatica Corp.*	161,927
11,485	Intuit, Inc.	1,078,097
3,038	Manhattan Associates, Inc.*	120,183
3,909	Mentor Graphics Corp.	86,819
333,363	Microsoft Corp.	15,938,085
1,423	NetSuite, Inc.*	150,482
10,210	Nuance Communications, Inc.*	154,477
131,571	Oracle Corp.	5,579,926
4,746	PTC, Inc.*	185,426
3,638	Qlik Technologies, Inc.*	112,160
7,650	Red Hat, Inc.*	475,448
3,833	Rovi Corp.*	85,399
23,290	salesforce.com, inc.*	1,394,372
5,246	ServiceNow, Inc.*	335,534
2,654	SolarWinds, Inc.*	137,796
2,775	Solera Holdings, Inc.	146,159
4,797	Splunk, Inc.*	321,879
2,717	SS&C Technologies Holdings, Inc.	137,344
27,935	Symantec Corp.	728,824
Shares		Value
	Common Stocks (a) (continued)
6,305	Synopsys, Inc.*	$273,574
1,612	Tableau Software, Inc., Class A*	135,215
6,166	TIBCO Software, Inc.*	148,169
1,329	Tyler Technologies, Inc.*	144,303
1,143	Ultimate Software Group, Inc. (The)*	168,295
2,420	Verint Systems, Inc.*	145,660
3,481	VMware, Inc., Class A*	306,189
3,797	Workday, Inc., Class A*	330,529
		33,625,360
	Technology Hardware, Storage & Peripherals — 20.0%
4,180	3D Systems Corp.*	147,470
242,254	Apple, Inc.	28,811,268
2,614	Diebold, Inc.	94,575
1,882	Electronics For Imaging, Inc.*	83,655
82,075	EMC Corp.	2,490,976
75,504	Hewlett-Packard Co.	2,949,186
2,519	Lexmark International, Inc., Class A	107,964
6,797	NCR Corp.*	201,531
12,916	NetApp, Inc.	549,576
9,072	SanDisk Corp.	938,589
13,222	Seagate Technology PLC	874,107
8,899	Western Digital Corp.	919,000
		38,167,897
	Total Common Stocks (Cost $138,880,639)	143,965,317
Principal Amount
	Repurchase Agreements (a)(b) — 6.6%
$12,507,168	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $12,507,237	12,507,168
	Total Repurchase Agreements (Cost $12,507,168)	12,507,168
	Total Investment Securities (Cost $151,387,807) — 82.0%	156,472,485
	Other assets less liabilities — 18.0%	34,330,397
	Net Assets — 100.0%	$190,802,882

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $74,799,461.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

232 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,191,345
Aggregate gross unrealized depreciation	(3,178,749)
Net unrealized appreciation	$5,012,596
Federal income tax cost of investments	$151,459,889

Swap Agreements1

Ultra Technology had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$12,295,123	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. TechnologySM Index	$3,665,368
20,847,622	11/06/15	Bank of America, N.A.	0.10%	iShares® U.S. Technology ETF	6,248,032
33,142,745					9,913,400	$(9,913,400)	$—	$—
95,532,612	11/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. TechnologySM Index	1,941,166	(1,767,527)	—	173,639
9,362,841	11/06/15	Credit Suisse International	0.46%	Dow Jones U.S. TechnologySM Index	1,018,871	(1,017,431)	—	1,440
23,569,695	01/06/16	Deutsche Bank AG	0.32%	Dow Jones U.S. TechnologySM Index	8,495,688	—	(8,450,008)	45,680
3,725,932	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. TechnologySM Index	161,036
18,701,003	12/07/15	Goldman Sachs International	0.15%		733,564
22,426,935					894,600	(859,114)	—	35,486
11,948,332	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Technology ETF	519,577
14,773,762	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. TechnologySM Index	2,715,681
26,722,094					3,235,258	(3,074,339)	—	160,919
18,298,591	11/06/15	Societe Generale	0.56%	Dow Jones U.S. TechnologySM Index	6,356,046	—	(6,356,046)	—
8,221,111	12/07/15	UBS AG	0.46%	Dow Jones U.S. TechnologySM Index	2,282,768	(2,272,153)	—	10,615
$237,276,624					$34,137,797

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 233

Shares		Value
	Common Stocks (a) — 73.5%
	Communications Equipment — 1.2%
2,459	Ruckus Wireless, Inc.*	$28,180
	Diversified Telecommunication Services — 54.8%
4,394	8x8, Inc.*	34,185
7,829	AT&T, Inc.	276,990
564	Atlantic Tele-Network, Inc.	38,341
3,178	CenturyLink, Inc.	129,567
9,777	Cincinnati Bell, Inc.*	34,806
1,968	Consolidated Communications Holdings, Inc.	53,943
12,429	Frontier Communications Corp.	87,624
2,419	General Communication, Inc., Class A*	29,391
10,274	Globalstar, Inc.*	28,973
3,517	inContact, Inc.*	29,050
3,880	Iridium Communications, Inc.*	37,054
2,964	Level 3 Communications, Inc.*	148,200
5,817	Verizon Communications, Inc.	294,282
9,533	Vonage Holdings Corp.*	32,508
7,223	Windstream Holdings, Inc.	73,025
		1,327,939
	Wireless Telecommunication Services — 17.5%
1,793	NTELOS Holdings Corp.	15,061
950	SBA Communications Corp., Class A*	115,587
1,222	Shenandoah Telecommunications Co.	36,208
1,776	Spok Holdings, Inc.	28,167
11,603	Sprint Corp.*	59,407
2,161	Telephone & Data Systems, Inc.	55,235
2,830	T-Mobile US, Inc.*	82,608
821	United States Cellular Corp.*	31,600
		423,873
	Total Common Stocks (Cost $1,766,952)	1,779,992
No. of Rights
	Rights — 0.7%
6,893	Leap Wireless International, Inc.*^	17,371
		17,371
	Total Rights (Cost $—)	17,371
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.2%
$150,233	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $150,233	$150,233
	Total Repurchase Agreements (Cost $150,233)	150,233
	Total Investment Securities (Cost $1,917,185) — 80.4%	1,947,596
	Other assets less liabilities — 19.6%	476,176
	Net Assets — 100.0%	$2,423,772

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $17,371 or 0.72% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,077,588.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,895
Aggregate gross unrealized depreciation	(39,805)
Net unrealized appreciation	$22,090
Federal income tax cost of investments	$1,925,506

See accompanying notes to the financial statements.

234 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Telecommunications had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$133,147	11/06/15	Bank of America, N.A.	(0.15)%	iShares® U.S. Telecommunications ETF	$16,997
190,457	11/06/15	Bank of America, N.A.	0.31%	Dow Jones U.S. Select TelecommunicationsSM Index	243,795
323,604					260,792	$(252,005)	$—	$8,787
150,391	11/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Select TelecommunicationsSM Index	9,083	—	—	9,083
191,282	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index	14,401	—	—	14,401
173,107	11/06/15	Deutsche Bank AG	0.32%	Dow Jones U.S. Select TelecommunicationsSM Index	3,523
427,820	11/06/15	Deutsche Bank AG	0.02%	iShares® U.S. Telecommunications ETF	83,665
600,927					87,188	—	—	87,188
241,993	11/06/15	Goldman Sachs International	0.62%	Dow Jones U.S. Select TelecommunicationsSM Index	14,563	—	—	14,563
73,599	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index	6,378
225,321	11/07/16	Morgan Stanley & Co. International PLC	0.01%	iShares® U.S. Telecommunications ETF	14,203
298,920					20,581	(9,082)	—	11,499
460,079	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Select TelecommunicationsSM Index	35,047	—	—	35,047
804,903	12/07/15	UBS AG	0.36%	Dow Jones U.S. Select TelecommunicationsSM Index	12,552	—	—	12,552
$3,072,099					$454,207

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 235

Shares		Value
	Common Stocks (a) — 84.4%
	Electric Utilities — 44.5%
1,702	ALLETE, Inc.	$86,751
21,211	American Electric Power Co., Inc.	1,220,693
2,621	Cleco Corp.	140,826
30,699	Duke Energy Corp.	2,483,549
14,142	Edison International	898,865
1,751	El Paso Electric Co.	66,240
7,796	Entergy Corp.	654,084
37,293	Exelon Corp.	1,348,888
18,245	FirstEnergy Corp.	672,876
6,688	Great Plains Energy, Inc.	175,025
4,452	Hawaiian Electric Industries, Inc.	125,502
2,182	IDACORP, Inc.	135,524
6,753	ITC Holdings Corp.	256,546
18,940	NextEra Energy, Inc.	1,977,147
13,715	Northeast Utilities	694,528
10,896	Pepco Holdings, Inc.	299,640
4,792	Pinnacle West Capital Corp.	302,998
3,457	PNM Resources, Inc.	100,115
3,394	Portland General Electric Co.	125,137
28,837	PPL Corp.	1,024,579
38,878	Southern Co. (The)	1,843,983
2,454	UIL Holdings Corp.	97,669
5,629	Westar Energy, Inc.	220,038
21,936	Xcel Energy, Inc.	744,508
		15,695,711
	Gas Utilities — 5.2%
5,186	AGL Resources, Inc.	271,279
4,356	Atmos Energy Corp.	233,917
3,651	National Fuel Gas Co.	252,905
1,832	New Jersey Resources Corp.	106,073
2,257	ONE Gas, Inc.	87,617
3,400	Piedmont Natural Gas Co., Inc.	127,432
7,608	Questar Corp.	182,516
1,438	South Jersey Industries, Inc.	82,081
2,019	Southwest Gas Corp.	116,880
7,482	UGI Corp.	282,146
2,254	WGL Holdings, Inc.	110,153
		1,852,999
	Independent Power and Renewable Electricity Producers — 3.9%
28,882	AES Corp. (The)	400,594
16,075	Calpine Corp.*	369,082
4,480	Dynegy, Inc.*	148,512
14,658	NRG Energy, Inc.	458,209
		1,376,397
	Multi-Utilities — 29.1%
4,815	Alliant Energy Corp.	302,719
10,532	Ameren Corp.	454,034
Shares		Value
	Common Stocks (a) (continued)
2,573	Avista Corp.	$88,640
1,938	Black Hills Corp.	104,671
18,655	CenterPoint Energy, Inc.	446,601
11,935	CMS Energy Corp.	395,048
12,713	Consolidated Edison, Inc.	802,826
25,291	Dominion Resources, Inc.	1,834,862
7,682	DTE Energy Co.	625,776
3,471	Integrys Energy Group, Inc.	252,828
13,686	NiSource, Inc.	572,622
1,993	NorthWestern Corp.	106,087
20,462	PG&E Corp.	1,033,331
21,960	Public Service Enterprise Group, Inc.	917,489
6,166	SCANA Corp.	351,647
10,033	Sempra Energy	1,120,987
10,126	TECO Energy, Inc.	200,799
3,581	Vectren Corp.	158,316
9,789	Wisconsin Energy Corp.	483,577
		10,252,860
	Water Utilities — 1.7%
7,776	American Water Works Co., Inc.	412,517
7,690	Aqua America, Inc.	204,400
		616,917
	Total Common Stocks (Cost $28,591,120)	29,794,884
Principal Amount
	Repurchase Agreements (a)(b) — 5.1%
$1,790,312	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,790,321	1,790,312
	Total Repurchase Agreements (Cost $1,790,312)	1,790,312
	Total Investment Securities (Cost $30,381,432) — 89.5%	31,585,196
	Other assets less liabilities — 10.5%	3,693,834
	Net Assets — 100.0%	$35,279,030

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $6,793,934.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

236 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,399,909
Aggregate gross unrealized depreciation	(196,791)
Net unrealized appreciation	$1,203,118
Federal income tax cost of investments	$30,382,078

Swap Agreements1

Ultra Utilities had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$4,140,983	11/06/15	Bank of America, N.A.	0.46%	Dow Jones U.S. UtilitiesSM Index	$854,886
6,638,548	11/06/15	Bank of America, N.A.	0.00%	iShares® U.S. Utilities ETF	724,910
10,779,531					1,579,796	$(1,333,522)	$—	$246,274
10,262,947	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. UtilitiesSM Index	97,547	—	—	97,547
10,554,095	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. UtilitiesSM Index	1,136,660	—	(1,050,000)	86,660
674,900	11/07/16	Morgan Stanley & Co. International PLC	0.01%	iShares® U.S. Utilities ETF	1,752
1,419,585	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. UtilitiesSM Index	243,897
2,094,485					245,649	(245,649)	—	—
3,650,594	11/06/15	Societe Generale	0.56%	Dow Jones U.S. UtilitiesSM Index	536,715	—	(530,000)	6,715
3,370,655	12/07/15	UBS AG	0.46%	Dow Jones U.S. UtilitiesSM Index	(38,184)	35,960	2,224	—
$40,712,307					$3,558,183

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA UTILITIES UPW :: 237

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 79.2%
843	ACE Ltd. (Insurance)	0.8%	$96,389
1,138	Aflac, Inc. (Insurance)	0.5%	67,973
1,089	Allstate Corp. (The) (Insurance)	0.6%	74,215
2,261	American Express Co. (Consumer Finance)	1.7%	208,962
3,585	American International Group, Inc. (Insurance)	1.6%	196,458
995	American Tower Corp. (Real Estate Investment Trusts)	0.8%	104,485
470	Ameriprise Financial, Inc. (Capital Markets)	0.5%	61,932
730	Aon PLC (Insurance)	0.5%	67,518
330	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.4%	53,061
26,418	Bank of America Corp. (Banks)	3.6%	450,163
2,843	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	113,805
1,808	BB&T Corp. (Banks)	0.5%	67,963
4,580	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.4%	681,000
317	BlackRock, Inc. (Capital Markets)	0.9%	113,828
385	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	49,911
1,410	Capital One Financial Corp. (Consumer Finance)	0.9%	117,312
2,881	Charles Schwab Corp. (The) (Capital Markets)	0.7%	81,590
604	Chubb Corp. (The) (Insurance)	0.5%	62,242
7,616	Citigroup, Inc. (Banks)	3.3%	411,036
794	CME Group, Inc. (Diversified Financial Services)	0.5%	67,204
839	Crown Castle International Corp. (Real Estate Investment Trusts)	0.6%	69,713
1,160	Discover Financial Services (Consumer Finance)	0.6%	76,038
909	Equity Residential (Real Estate Investment Trusts)	0.5%	64,394
990	Franklin Resources, Inc. (Capital Markets)	0.5%	56,291
1,029	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.5%	193,874
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,153	HCP, Inc. (Real Estate Investment Trusts)	0.4%	$51,654
814	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.5%	59,959
285	Intercontinental Exchange, Inc. (Diversified Financial Services)	0.5%	64,407
9,449	JPMorgan Chase & Co. (Banks)	4.5%	568,452
1,367	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	77,359
2,473	MasterCard, Inc., Class A (IT Services)	1.7%	215,868
681	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	63,646
2,826	MetLife, Inc. (Insurance)	1.2%	157,154
467	Moody's Corp. (Diversified Financial Services)	0.4%	47,172
3,847	Morgan Stanley (Capital Markets)	1.1%	135,338
1,358	PNC Financial Services Group, Inc. (The) (Banks)	0.9%	118,784
1,256	Prologis, Inc. (Real Estate Investment Trusts)	0.4%	53,104
1,156	Prudential Financial, Inc. (Insurance)	0.8%	98,237
364	Public Storage (Real Estate Investment Trusts)	0.6%	68,297
781	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.1%	141,205
1,064	State Street Corp. (Capital Markets)	0.7%	81,641
1,334	SunTrust Banks, Inc. (Banks)	0.4%	52,413
661	T. Rowe Price Group, Inc. (Capital Markets)	0.4%	55,174
852	Travelers Cos., Inc. (The) (Insurance)	0.7%	88,991
4,527	U.S. Bancorp/MN (Banks)	1.6%	200,093
739	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	52,875
1,237	Visa, Inc., Class A (IT Services)	2.5%	319,381
438	Vornado Realty Trust (Real Estate Investment Trusts)	0.4%	48,863
11,934	Wells Fargo & Co. (Banks)	5.2%	650,164
101,132	Other Common Stocks	23.0%	2,907,578
	Total Common Stocks (Cost $9,764,308)		9,985,166

See accompanying notes to the financial statements.

238 :: FINU ULTRAPRO FINANCIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.8%
$987,567	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $987,572	$987,567
	Total Repurchase Agreements (Cost $987,567)	987,567
	Total Investment Securities (Cost $10,751,875) — 87.0%	10,972,733
	Other assets less liabilities — 13.0%	1,642,436
	Net Assets — 100.0%	$12,615,169

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,211,973.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,914
Aggregate gross unrealized depreciation	(110,995)
Net unrealized appreciation	$204,919
Federal income tax cost of investments	$10,767,814

Swap Agreements1

UltraPro Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$101,497	01/06/16	Bank of America, N.A.	0.10%	iShares® U.S. Financials ETF	$13,514
623,930	01/06/16	Bank of America, N.A.	0.56%	Dow Jones U.S. FinancialsSM Index	655,490
725,427					669,004	$(669,004)	$—	$—
204,806	11/07/16	Deutsche Bank AG	(0.08)%	iShares® U.S. Financials ETF	1,699
269,706	01/06/16	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	22,134
474,512					23,833	—	—	23,833
3,533,561	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	39,084	—	—	39,084
276,520	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Financials ETF	4,925
3,593,182	11/07/16	Morgan Stanley & Co. International PLC	0.56%	Dow Jones U.S. FinancialsSM Index	40,958
3,869,702					45,883	—	—	45,883
1,649,562	01/06/16	Societe Generale	0.66%	Dow Jones U.S. FinancialsSM Index	702,581	—	(620,000)	82,581
17,602,695	12/07/15	UBS AG	0.41%	Dow Jones U.S. FinancialsSM Index	185,638	—	—	185,638
$27,855,459					$1,666,023

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRAPRO FINANCIALS FINU :: 239

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraPro Financials invested, as a percentage of net assets, in the following industries as of November 30, 2014:

Banks	24.1%
Capital Markets	9.2%
Consumer Finance	3.7%
Diversified Financial Services	7.9%
Insurance	13.3%
IT Services	4.4%
Real Estate Investment Trusts	15.3%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.6%
Other[1]	20.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

240 :: FINU ULTRAPRO FINANCIALS :: NOVEMBER 30, 2014 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 8.5%
	U.S. Treasury Bill
$4,000,000	0.00%, due 04/16/15	$3,999,320
	Total U.S. Government & Agency Security (Cost $3,999,396)	3,999,320
	Repurchase Agreements (a)(b) — 72.4%
33,897,160	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $33,897,347	33,897,160
	Total Repurchase Agreements (Cost $33,897,160)	33,897,160
	Total Investment Securities (Cost $37,896,556) — 80.9%	37,896,480
	Other assets less liabilities — 19.1%	8,932,639
	Net Assets — 100.0%	$46,829,119

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $3,994,321.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(76)
Net unrealized depreciation	$(76)
Federal income tax cost of investments	$37,896,556

Swap Agreements1,4

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,522,585	12/08/14	Bank of America, N.A.	0.31%	iShares® MSCI EAFE ETF	$20,776	$—	$—	$20,776
2,227,904	11/06/15	Citibank, N.A.	0.52%	iShares® MSCI EAFE ETF	32,234	—	—	32,234
36,026,270	01/06/16	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	380,399	(380,399)	—	—
26,483,608	02/08/16	Deutsche Bank AG	0.32%	iShares® MSCI EAFE ETF	932,371	—	(932,371)	—
13,485,337	11/06/15	Goldman Sachs International	0.67%	iShares® MSCI EAFE ETF	(432,889)	—	432,889	—
3,521,720	11/06/15	Morgan Stanley & Co. International PLC	0.31%	iShares® MSCI EAFE ETF	(1,995,064)	—	1,995,064	—
1,338,007	11/06/15	Societe Generale	0.56%	iShares® MSCI EAFE ETF	892,498	—	(800,000)	92,498
9,044,118	11/06/15	UBS AG	0.36%	iShares® MSCI EAFE ETF	283,465	(283,465)	—	—
$93,649,549					$113,790

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA MSCI EAFE EFO :: 241

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.2%
	U.S. Treasury Bills
$7,000,000	0.00%, due 01/08/15	$6,999,723
5,000,000	0.00%, due 05/21/15	4,998,455
5,000,000	0.00%, due 10/15/15	4,995,475
	Total U.S. Government & Agency Securities (Cost $16,994,211)	16,993,653
	Repurchase Agreements (a)(b) — 33.7%
12,385,381	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $12,385,449	12,385,381
	Total Repurchase Agreements (Cost $12,385,381)	12,385,381
	Total Investment Securities (Cost $29,379,592) — 79.9%	29,379,034
	Other assets less liabilities — 20.1%	7,393,401
	Net Assets — 100.0%	$36,772,435

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $6,844,754.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(558)
Net unrealized depreciation	$(558)
Federal income tax cost of investments	$29,379,592

Swap Agreements1,4

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$5,848,293	11/06/15	Bank of America, N.A.	0.36%	iShares® MSCI Emerging Markets ETF	$(30,263)	$30,263	$—	$—
974,890	11/06/15	Citibank, N.A.	0.52%	iShares® MSCI Emerging Markets ETF	(8,354)	8,354	—	—
13,783,669	11/06/15	Credit Suisse International	(0.09)%	iShares® MSCI Emerging Markets ETF	(1,185,419)	1,185,419	—	—
11,929,672	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	2,432,108	—	(2,432,108)	—
12,199,900	12/08/14	Goldman Sachs International	0.17%	iShares® MSCI Emerging Markets ETF	136,711	(136,711)	—	—
1,043,935	11/07/16	Morgan Stanley & Co. International PLC	(0.09)%	iShares® MSCI Emerging Markets ETF	(7,471)	7,471	—	—
17,039,279	11/07/16	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	216,143	—	(216,143)	—
10,722,136	11/07/16	UBS AG	0.26%	iShares® MSCI Emerging Markets ETF	(2,123)	2,123	—	—
$73,541,774					$1,551,332

See accompanying notes to the financial statements.

242 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 243

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.7%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/04/14	$4,999,987
1,112,000	0.00%, due 01/08/15	1,111,936
	Total U.S. Government & Agency Securities (Cost $6,111,923)	6,111,923
	Repurchase Agreements (a)(b) — 62.3%
13,302,554	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $13,302,628	13,302,554
	Total Repurchase Agreements (Cost $13,302,554)	13,302,554
	Total Investment Securities (Cost $19,414,477) † — 91.0%	19,414,477
	Other assets less liabilities — 9.0%	1,929,533
	Net Assets — 100.0%	$21,344,010

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $2,060,993.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

Ultra FTSE Europe had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$4,952,116	11/07/16	Bank of America, N.A.	0.21%	Vanguard® FTSE Europe ETF Shares	$173,046	$—	$—	$173,046
1,100,387	11/06/15	Citibank, N.A.	0.32%	Vanguard® FTSE Europe ETF Shares	47,388	—	—	47,388
3,086,088	11/06/15	Credit Suisse International	(0.34)%	Vanguard® FTSE Europe ETF Shares	372,321	(227,951)	—	144,370
12,285,956	11/06/15	Deutsche Bank AG	(0.88)%	Vanguard® FTSE Europe ETF Shares	358,187	—	(250,001)	108,186
134,321	11/06/15	Goldman Sachs International	(0.08)%	Vanguard® FTSE Europe ETF Shares	(25,346)	25,346	—	—
19,224,454	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	Vanguard® FTSE Europe ETF Shares	(225,131)	76,000	—	(149,131)
1,131,529	02/08/16	Societe Generale	0.16%	Vanguard® FTSE Europe ETF Shares	745,949	—	(745,949)	—
748,331	11/06/15	UBS AG	(0.34)%	Vanguard® FTSE Europe ETF Shares	520,057	(520,057)	—	—
$42,663,182					$1,966,471

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

244 :: UPV ULTRA FTSE EUROPE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 245

Principal Amount		Value
	Repurchase Agreements (a) — 55.3%
$1,073,001	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,073,007	$1,073,001
	Total Repurchase Agreements (Cost $1,073,001)	1,073,001
	Total Investment Securities (Cost $1,073,001) † — 55.3%	1,073,001
	Other assets less liabilities — 44.7%	866,640
	Net Assets — 100.0%	$1,939,641

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,4

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$180,797	11/06/15	Bank of America, N.A.	0.41%	iShares® MSCI Pacific ex Japan ETF	$2,741	$—	$—	$2,741
367,578	11/06/15	Credit Suisse International	0.26%	iShares® MSCI Pacific ex Japan ETF	101,146	—	—	101,146
284,126	11/06/15	Deutsche Bank AG	0.22%	iShares® MSCI Pacific ex Japan ETF	11,057	—	—	11,057
189,825	11/06/15	Goldman Sachs International	0.22%	iShares® MSCI Pacific ex Japan ETF	50,991	—	—	50,991
265,705	12/07/15	Morgan Stanley & Co. International PLC	0.36%	iShares® MSCI Pacific ex Japan ETF	1,624		—	1,624
2,175,444	12/07/15	Societe Generale	0.56%	iShares® MSCI Pacific ex Japan ETF	37,394	—	(20,000)	17,394
411,981	11/07/16	UBS AG	0.26%	iShares® MSCI Pacific ex Japan ETF	(11,476)	—	11,476	—
$3,875,456					$193,477

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

246 :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.8%
	U.S. Treasury Bills
$1,000,000	0.00%, due 12/11/14	$999,996
1,060,000	0.00%, due 09/17/15	1,059,145
	Total U.S. Government & Agency Securities (Cost $2,059,334)	2,059,141
	Repurchase Agreements (a)(b) — 64.7%
4,801,902	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $4,801,928	4,801,902
	Total Repurchase Agreements (Cost $4,801,902)	4,801,902
	Total Investment Securities (Cost $6,861,236) — 92.5%	6,861,043
	Other assets less liabilities — 7.5%	560,310
	Net Assets — 100.0%	$7,421,353

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,919,197.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(193)
Net unrealized depreciation	$(193)
Federal income tax cost of investments	$6,861,236

Swap Agreements1,4

Ultra MSCI Brazil Capped had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,966,168	11/06/15	Bank of America, N.A.	0.26%	iShares® MSCI Brazil Capped ETF	$8,173	$—	$—	$8,173
6,488,410	11/06/15	Credit Suisse International	0.16%	iShares® MSCI Brazil Capped ETF	(2,798,435)	968,435	1,830,000	—
2,617,845	11/06/15	Deutsche Bank AG	0.22%	iShares® MSCI Brazil Capped ETF	420,937	—	(400,009)	20,928
1,919,555	11/06/15	Morgan Stanley & Co. International PLC	0.36%	iShares® MSCI Brazil Capped ETF	62,528	(62,528)	—	—
752,111	11/06/15	Societe Generale	0.16%	iShares® MSCI Brazil Capped ETF	(185,295)	40,000	—	(145,295)
1,114,897	11/07/16	UBS AG	0.16%	iShares® MSCI Brazil Capped ETF	(2,063)	—	2,063	—
$14,858,986					$(2,494,155)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED UBR :: 247

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.2%
	U.S. Treasury Bills
$11,000,000	0.00%, due 12/04/14	$10,999,986
10,000,000	0.00%, due 10/15/15	9,990,950
	Total U.S. Government & Agency Securities (Cost $20,991,594)	20,990,936
	Repurchase Agreements (a)(b) — 52.4%
28,767,512	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $28,767,669	28,767,512
	Total Repurchase Agreements (Cost $28,767,512)	28,767,512
	Total Investment Securities (Cost $49,759,106) — 90.6%	49,758,448
	Other assets less liabilities — 9.4%	5,132,858
	Net Assets — 100.0%	$54,891,306

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $13,097,503.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(658)
Net unrealized depreciation	$(658)
Federal income tax cost of investments	$49,759,106

Swap Agreements1,4

Ultra FTSE China 50 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$43,294,605	11/06/15	Credit Suisse International	(1.84)%	iShares® China Large-Cap ETF	$897,874	$(897,874)	$—	$—
9,580,121	11/06/15	Deutsche Bank AG	(1.48)%	iShares® China Large-Cap ETF	2,939,738	—	(2,800,029)	139,709
5,974,054	11/06/15	Goldman Sachs International	0.17%	iShares® China Large-Cap ETF	(493,777)	493,777	—	—
1,920,664	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	iShares® China Large-Cap ETF	(137,398)	137,398	—	—
34,680,460	11/07/16	Societe Generale	0.16%	iShares® China Large-Cap ETF	1,064,790	—	(1,064,790)	—
14,156,354	11/06/15	UBS AG	(0.84)%	iShares® China Large-Cap ETF	933,898	(933,898)	—	—
$109,606,258					$5,205,125

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

248 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 20.4%
	U.S. Treasury Bill
$5,000,000	0.00%, due 10/15/15	$4,995,475
	Total U.S. Government & Agency Security (Cost $4,995,848)	4,995,475
	Repurchase Agreements (a) — 31.1%
7,604,972	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $7,605,014	7,604,972
	Total Repurchase Agreements (Cost $7,604,972)	7,604,972
	Total Investment Securities (Cost $12,600,820) — 51.5%	12,600,447
	Other assets less liabilities — 48.5%	11,880,396
	Net Assets — 100.0%	$24,480,843

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(373)
Net unrealized depreciation	$(373)
Federal income tax cost of investments	$12,600,820

Swap Agreements1,4

Ultra MSCI Japan had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$40,207,354	02/08/16	Bank of America, N.A.	0.21%	iShares® MSCI Japan ETF	$3,999,222	$(3,999,221)	$(1)	$—
995,132	01/06/16	Credit Suisse International	0.01%	iShares® MSCI Japan ETF	(44,928)	—	—	(44,928)
6,022,721	11/07/16	Deutsche Bank AG	0.52%	iShares® MSCI Japan ETF	412,302	—	(300,074)	112,228
1,179,821	11/06/15	Morgan Stanley & Co. International PLC	(0.14)%	iShares® MSCI Japan ETF	755,908	(755,908)	—	—
462,337	11/07/16	Societe Generale	0.56%	iShares® MSCI Japan ETF	18,821	—	—	18,821
272,140	11/06/15	UBS AG	0.36%	iShares® MSCI Japan ETF	(8,488)	—	8,488	—
$49,139,505					$5,132,837

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 249

Principal Amount		Value
	U.S. Government & Agency Security (a) — 49.1%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,997,285
	Total U.S. Government & Agency Security (Cost $2,997,456)	2,997,285
	Repurchase Agreements (a)(b) — 48.7%
2,970,264	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,970,279	2,970,264
	Total Repurchase Agreements (Cost $2,970,264)	2,970,264
	Total Investment Securities (Cost $5,967,720) — 97.8%	5,967,549
	Other assets less liabilities — 2.2%	136,748
	Net Assets — 100.0%	$6,104,297

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $739,314.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(171)
Net unrealized depreciation	$(171)
Federal income tax cost of investments	$5,967,720

Swap Agreements1,4

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,073,782	11/06/15	Bank of America, N.A.	0.31%	iShares® MSCI Mexico Capped ETF	$(12,157)	$—	$—	$(12,157)
1,063,624	11/06/15	Credit Suisse International	(0.04)%	iShares® MSCI Mexico Capped ETF	(46,084)	—	—	(46,084)
3,131,665	11/06/15	Deutsche Bank AG	(0.18)%	iShares® MSCI Mexico Capped ETF	173,432	—	(150,000)	23,432
573,326	11/06/15	Goldman Sachs International	0.37%	iShares® MSCI Mexico Capped ETF	11,208	—	—	11,208
452,239	11/06/15	Morgan Stanley & Co. International PLC	0.36%	iShares® MSCI Mexico Capped ETF	(3,365)	3,365	—	—
3,098,898	11/07/16	Societe Generale	0.16%	iShares® MSCI Mexico Capped ETF	(91,836)	29,972	—	(61,864)
2,793,333	12/07/15	UBS AG	(0.04)%	iShares® MSCI Mexico Capped ETF	130,114	(130,114)	—	—
$12,186,867					$161,312

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

250 :: UMX ULTRA MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 73.3%
	U.S. Treasury Bonds
$196,200	7.25%, due 08/15/22	$271,124
106,300	7.63%, due 11/15/22	150,796
209,400	7.13%, due 02/15/23	290,821
300,600	6.25%, due 08/15/23	401,324
185,400	7.50%, due 11/15/24	274,233
		1,388,298
	U.S. Treasury Notes
1,329,800	2.00%, due 02/15/22	1,336,657
1,133,600	1.75%, due 05/15/22	1,116,862
987,600	1.63%, due 08/15/22	961,676
1,505,600	1.63%, due 11/15/22	1,461,255
2,235,500	2.00%, due 02/15/23	2,227,990
2,273,400	1.75%, due 05/15/23	2,214,078
1,929,500	2.50%, due 08/15/23	1,992,058
2,540,600	2.75%, due 11/15/23	2,671,997
2,201,900	2.75%, due 02/15/24	2,313,371
2,840,200	2.50%, due 05/15/24	2,920,968
2,916,100	2.38%, due 08/15/24	2,963,031
1,059,500	2.25%, due 11/15/24	1,064,798
		23,244,741
	Total Long-Term U.S. Treasury Obligations (Cost $24,397,948)	24,633,039
	U.S. Government & Agency Securities (a) — 31.3%
	U.S. Treasury Bills
5,000,000	0.00%, due 01/15/15	4,999,838
5,500,000	0.00%, due 10/15/15	5,495,385
	Total U.S. Government & Agency Securities (Cost $10,495,090)	10,495,223
Principal Amount		Value
	Repurchase Agreements (a)(b) — 13.3%
$4,485,212	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $4,485,237	$4,485,212
	Total Repurchase Agreements (Cost $4,485,212)	4,485,212
	Total Investment Securities (Cost $39,378,250) — 117.9%	39,613,474
	Liabilities in excess of other assets — (17.9%)	(6,011,944)
	Net Assets — 100.0%	$33,601,530

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $7,104,250.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(602,394)
Net unrealized depreciation	$(602,394)
Federal income tax cost of investments	$40,215,868

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	10	03/20/15	$1,270,469	$3,268

Cash collateral in the amount of $13,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 251

Swap Agreements1

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$19,947,387	11/06/15	Citibank, N.A.	0.01%	Barclays U.S. 7-10 Year Treasury Bond Index	$(11,602,618)	$5,421,229	$6,181,389	$—
6,952,448	11/06/15	Deutsche Bank AG	0.16%	Barclays U.S. 7-10 Year Treasury Bond Index	106,924	—	—	106,924
9,712,093	01/06/15	Goldman Sachs International	(0.29)%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,430,775)	820,775	610,000	—
4,874,228	02/07/15	Morgan Stanley & Co. International PLC	0.11%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,709,783)	—	7,709,783	—
$41,486,156					$(20,636,252)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

252 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations — 72.7%
	U.S. Treasury Bonds
$756,700	4.50%, due 02/15/36	$982,823
260,500	4.75%, due 02/15/37	349,945
334,900	5.00%, due 05/15/37	465,302
353,500	4.38%, due 02/15/38	450,657
398,900	4.50%, due 05/15/38	517,978
653,900	3.50%, due 02/15/39	731,857
606,600	4.25%, due 05/15/39	761,472
648,000	4.50%, due 08/15/39	843,564
697,600	4.38%, due 11/15/39	893,037
1,161,100	4.63%, due 02/15/40	1,541,542
977,200	4.38%, due 05/15/40	1,256,160
847,600	3.88%, due 08/15/40	1,009,174
895,200	4.25%, due 11/15/40	1,130,610
986,100	4.75%, due 02/15/41	1,344,178
764,000	4.38%, due 05/15/41	987,351
849,500	3.75%, due 08/15/41	996,039
763,900	3.13%, due 11/15/41	800,782
952,800	3.13%, due 02/15/42	996,569
803,300	3.00%, due 05/15/42	819,805
1,228,600	2.75%, due 08/15/42	1,191,070
1,512,700	2.75%, due 11/15/42	1,464,837
1,534,500	3.13%, due 02/15/43	1,597,918
2,161,000	2.88%, due 05/15/43	2,143,104
1,791,300	3.63%, due 08/15/43	2,044,041
2,160,800	3.75%, due 11/15/43	2,520,371
2,175,700	3.63%, due 02/15/44	2,483,358
2,187,500	3.38%, due 05/15/44	2,386,768
2,189,000	3.13%, due 08/15/44	2,280,322
833,000	3.00%, due 11/15/44	848,228
	Total Long-Term U.S. Treasury Obligations (Cost $33,634,366)	35,838,862
Principal Amount		Value
	Repurchase Agreements (a) — 18.2%
$8,946,671	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $8,946,719	$8,946,671
	Total Repurchase Agreements (Cost $8,946,671)	8,946,671
	Total Investment Securities (Cost $42,581,037) — 90.9%	44,785,533
	Other assets less liabilities — 9.1%	4,504,378
	Net Assets — 100.0%	$49,289,911

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,195,238
Aggregate gross unrealized depreciation	(14,367)
Net unrealized appreciation	$2,180,871
Federal income tax cost of investments	$42,604,662

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	15	03/20/15	$2,139,375	$9,824

Cash collateral in the amount of $32,175 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 253

Swap Agreements1

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[4]	Fund Receives	Unrealized Appreciation[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$19,211,643	12/06/14	Bank of America, N.A.	(0.20)%	Barclays U.S. 20+ Year Treasury Bond Index	$2,289,612	$(2,049,693)	$—	$239,919
31,186,460	11/06/15	Citibank, N.A.	0.01%	Barclays U.S. 20+ Year Treasury Bond Index	2,252,645	(1,974,226)	—	278,419
1,124,325	01/06/15	Deutsche Bank AG	0.16%	Barclays U.S. 20+ Year Treasury Bond Index	205,148	—	(205,148)	—
9,694,278	11/06/15	Morgan Stanley & Co. International PLC	0.16%	Barclays U.S. 20+ Year Treasury Bond Index	335,582	(335,582)	—	—
$61,216,706					$5,082,987

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

254 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company (a) — 59.6%
	Mutual Funds — 59.6%
18,963	iShares iBoxx $ High Yield Corporate Bond ETF	$1,728,098
	Total Investment Company (Cost $1,753,085)	1,728,098
Principal Amount
	U.S. Government & Agency Security (a) — 20.7%
	U.S. Treasury Bill
$600,000	0.00%, due 10/15/15	599,457
	Total U.S. Government & Agency Security (Cost $599,470)	599,457
	Repurchase Agreements (a)(b) — 19.4%
562,057	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $562,058	562,057
	Total Repurchase Agreements (Cost $562,057)	562,057
	Total Investment Securities (Cost $2,914,612) — 99.7%	2,889,612
	Other assets less liabilities — 0.3%	7,852
	Net Assets — 100.0%	$2,897,464

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $491,544.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,000)
Net unrealized depreciation	$(25,000)
Federal income tax cost of investments	$2,914,612

Swap Agreements1,4

Ultra High Yield had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$1,863,917	02/06/15	Citibank, N.A.	(0.09)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(16,952)	$16,952	$—	$—
167,717	12/07/15	Credit Suisse International	0.24%	iShares® iBoxx $ High Yield Corporate Bond ETF	(38,633)	—	38,633	—
94,431	12/07/16	Deutsche Bank AG	(0.34)%	iShares® iBoxx $ High Yield Corporate Bond ETF	1,136	—	(1,136)	—
1,937,971	11/07/16	Goldman Sachs International	(0.13)%	iShares® iBoxx $ High Yield Corporate Bond ETF	38,766	—	—	38,766
$4,064,036					$(15,683)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA HIGH YIELD UJB :: 255

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

256 :: UJB ULTRA HIGH YIELD :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company (a) — 61.7%
	Mutual Funds — 61.7%
15,521	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,863,918
	Total Investment Company (Cost $1,839,340)	1,863,918
Principal Amount
	U.S. Government & Agency Security (a) — 23.1%
	U.S. Treasury Bill
$700,000	0.00%, due 10/15/15	699,366
	Total U.S. Government & Agency Security (Cost $699,382)	699,366
	Repurchase Agreements (a)(b) — 9.4%
284,935	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $284,936	284,935
	Total Repurchase Agreements (Cost $284,935)	284,935
	Total Investment Securities (Cost $2,823,657) — 94.2%	2,848,219
	Other assets less liabilities — 5.8%	175,869
	Net Assets — 100.0%	$3,024,088

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $401,627.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,577
Aggregate gross unrealized depreciation	(15)
Net unrealized appreciation	$24,562
Federal income tax cost of investments	$2,823,657

Swap Agreements1,4

Ultra Investment Grade Corporate had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[5]	Fund Receives	Unrealized Appreciation/ (Depreciation)[2]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[3]
$3,901,369	12/07/15	Credit Suisse International	0.51%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$76,737	$—	$—	$76,737
149,289	01/06/16	Deutsche Bank AG	(0.34)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	127,195	—	—	127,195
131,737	12/07/16	Goldman Sachs International	0.47%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(224)	—	—	(224)
$4,182,395					$203,708

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

3  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: ULTRA INVESTMENT GRADE CORPORATE IGU :: 257

4  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

5  Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

258 :: IGU ULTRA INVESTMENT GRADE CORPORATE :: NOVEMBER 30, 2014 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 259

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	MSCI EAFE Dividend Growers ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$13,549,193	(1)	$23,497,549	$12,599,682	$455,563,828	$400,429,117	$3,974,604
Securities, at value	13,694,842	(2)	23,107,268	12,229,967	470,529,404	434,011,833	3,703,612
Repurchase Agreements, at value	1,181		221,050	216,400	3,820,936	4,267,719	49,613
Total Investment Securities	13,696,023		23,328,318	12,446,367	474,350,340	438,279,552	3,753,225
Cash	—		1,246	3,758	—	—	—
Foreign cash	—		37,833 †	14,525 ††	—	—	12,897 †††
Segregated cash balances with brokers for futures contracts	—		—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—		—	—	43,865	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—		—	—	—	—	—
Dividends and interest receivable	—		61,607	10,883	1,154,577	973,418	4,404
Receivable for investments sold	—		709,843	—	—	—	—
Due from counterparty	—		—	—	—	—	—
Receivable for capital shares issued	403,907		—	—	20,284,487	20,055,326	—
Receivable from Advisor	36,057		8,188	7,051	—	—	8,974
Reclaims receivable	—		860	4,604	—	—	196
Receivable for variation margin on centrally cleared swap agreements	—		—	—	—	—	—
Receivable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—		—	—	21,010,716	—	—
Unrealized appreciation on forward currency contracts	—		—	—	—	—	—
Prepaid expenses	5,655		1,458	379	9,856	12,895	4,119
Total Assets	14,141,642		24,149,353	12,487,567	516,853,841	459,321,191	3,783,815
LIABILITIES:
Cash overdraft	4		—	—	2,168	1,659	—
Payable for investments purchased	403,713		657,039	—	18,894,652	19,678,231	—
Payable for capital shares redeemed	—		—	—	—	—	—
Advisory fees payable	—		—	—	61,188	24,388	—
Management Services fees payable	—		—	—	36,719	32,620	—
Custodian fees payable	161		6,082	1,876	34,408	10,436	2,500
Administration fees payable	3,112		9,822	32,067	64,621	53,009	1,687
Trustee fees payable	77		133	64	2,276	2,282	24
Licensing fees payable	8,712		11,850	5,041	16,627	22,112	—
Listing fees payable	—		2,295	—	—	—	—
Professional fees payable	4,173		7,580	7,604	11,194	9,472	6,238
Payable for variation margin on centrally cleared swap agreements	—		—	—	—	—	—
Payable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	—		—	—	6,564,148	—	—
Unrealized depreciation on forward currency contracts	—		—	—	—	—	—
Other liabilities	1,671		246	367	15,914	415	2,844
Total Liabilities	421,623		695,047	47,019	25,703,915	19,834,624	13,293
NET ASSETS	$13,720,019		$23,454,306	$12,440,548	$491,149,926	$439,486,567	$3,770,522
NET ASSETS CONSIST OF:
Paid in Capital	$13,616,665		$22,860,458	$12,628,079	$395,049,215	$400,657,060	$4,009,278
Accumulated undistributed net investment income (loss)	(2,770)		91,820	(177,967)	1,457,196	1,342,108	8,104
Accumulated net realized gains (losses) on investments	(40,706)		671,824	144,486	61,410,435	(363,036)	(25,350)
Net unrealized appreciation (depreciation) on:
Investments	146,830		(169,231)	(153,315)	18,786,512	37,850,435	(221,379)
Futures contracts	—		—	—	—	—	—
Swap agreements	—		—	—	14,446,568	—	—
Foreign currency transactions	—		(565)	(735)	—	—	(131)
NET ASSETS	$13,720,019		$23,454,306	$12,440,548	$491,149,926	$439,486,567	$3,770,522
Shares (unlimited number of shares authorized, no par value)	340,001		525,001	300,001	4,850,000	8,750,001	100,001
Net Asset Value	$40.35		$44.67	$41.47	$101.27	$50.23	$37.70

†  Cost of $38,071.

††  Cost of $14,869.

†††  Cost of $12,918.

(1)  Includes investments in affiliated Underlying ETFs (Cost $13,548,012).

(2)  Includes investments in affiliated Underlying ETFs (Value $13,694,842).
See accompanying notes to the financial statements.

260 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	High Yield-Interest Rate Hedged	Investment Grade-Interest Rate Hedged	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$159,225,108	$104,746,377	$6,576,446	$6,212,661	$7,856,175	$41,937,075
Securities, at value	152,219,108	105,784,429	6,511,471	5,910,705	7,615,515	28,171,221
Repurchase Agreements, at value	2,096,476	1,578,080	100,453	60,861	144,801	14,700,374
Total Investment Securities	154,315,584	107,362,509	6,611,924	5,971,566	7,760,316	42,871,595
Cash	—	8,714	2,750	—	—	—
Foreign cash	—	—	—	41,129 †	—	—
Segregated cash balances with brokers for futures contracts	1,204,335	1,440,615	—	—	—	26,565
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	660,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2,633,133	1,161,222	25,218	76,618	112,357	11,092
Receivable for investments sold	—	—	—	—	—	296
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	9,520	10,161	11,837	9,449	7,057
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	11,777
Unrealized appreciation on non-centrally cleared swap agreements	—	—	—	—	—	1,081,777
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	9,030	6,084	1,662	2,925	2,047	961
Total Assets	158,162,082	109,988,664	6,651,715	6,104,075	7,884,169	44,671,120
LIABILITIES:
Cash overdraft	501	—	—	500	—	216
Payable for investments purchased	—	—	—	—	—	9,553
Payable for capital shares redeemed	—	—	—	—	—	9,509,099
Advisory fees payable	19,331	—	—	—	—	—
Management Services fees payable	13,128	—	—	—	—	—
Custodian fees payable	5,950	4,326	272	6,225	3,562	14,208
Administration fees payable	49,413	36,491	31,232	31,270	7,466	31,730
Trustee fees payable	796	560	29	35	29	150
Licensing fees payable	13,677	7,057	—	—	670	43,195
Listing fees payable	—	—	—	—	—	—
Professional fees payable	9,847	9,040	8,527	8,537	8,837	8,770
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	266,567	405,625	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	—	—	—	—	—	79,521
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,641	847	899	409	416	2,936
Total Liabilities	381,851	463,946	40,959	46,976	20,980	9,699,378
NET ASSETS	$157,780,231	$109,524,718	$6,610,756	$6,057,099	$7,863,189	$34,971,742
NET ASSETS CONSIST OF:
Paid in Capital	$167,914,052	$113,807,286	$6,550,459	$6,292,589	$8,004,668	$32,791,284
Accumulated undistributed net investment income (loss)	604,422	283,605	4,301	(8,260)	20,137	(370,825)
Accumulated net realized gains (losses) on investments	(5,553,116)	(6,763,928)	20,518	17,281	(65,757)	579,512
Net unrealized appreciation (depreciation) on:
Investments	(4,909,524)	2,616,132	35,478	(241,095)	(95,859)	934,520
Futures contracts	(275,603)	(418,377)	—	—	—	34,995
Swap agreements	—	—	—	—	—	1,002,256
Foreign currency transactions	—	—	—	(3,416)	—	—
NET ASSETS	$157,780,231	$109,524,718	$6,610,756	$6,057,099	$7,863,189	$34,971,742
Shares (unlimited number of shares authorized, no par value)	2,100,001	1,400,001	65,001	150,001	100,001	825,000
Net Asset Value	$75.13	$78.23	$101.70	$40.38	$78.63	$42.39

†  Cost of $41,045.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 261

	Merger ETF	RAFI® Long/Short	30 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$3,076,904	$66,606,248	$3,826,720	$3,885,394	$1,666,500	$2,240,293
Securities, at value	2,502,765	61,797,276	3,397,771	3,142,291	1,337,295	2,020,879
Repurchase Agreements, at value	636,283	11,141,576	692,235	1,103,559	314,190	275,243
Total Investment Securities	3,139,048	72,938,852	4,090,006	4,245,850	1,651,485	2,296,122
Cash	—	—	—	46	—	—
Foreign cash	8,443 †	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	19,434	42,143	935,731	89,562	212,595	2,400
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1,080	159,282	12,299	29,289	648	2,171
Receivable for investments sold	303,220	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	11,016	—	10,165	10,666	10,796	10,400
Reclaims receivable	687	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	10,238	362,486	80,446	110,240	53,917	274,052
Unrealized appreciation on forward currency contracts	19,861	—	—	—	—	—
Prepaid expenses	361	2,832	784	786	774	776
Total Assets	3,513,388	73,505,595	5,129,431	4,486,439	1,930,215	2,585,921
LIABILITIES:
Cash overdraft	149,443	64	2	—	18	—
Payable for investments purchased	256,322	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	30,436	—	—	—	—
Management Services fees payable	—	5,377	—	—	—	—
Custodian fees payable	1,322	10,728	225	197	62	100
Administration fees payable	35,150	33,945	31,048	31,048	31,048	31,048
Trustee fees payable	3	312	15	19	6	11
Licensing fees payable	5,018	—	645	1,039	740	954
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,495	8,841	8,504	8,855	8,691	8,435
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	316,213	9,536,371	1,066,015	310,310	403,306	243,652
Unrealized depreciation on forward currency contracts	5,101	—	—	—	—	—
Other liabilities	292	4,506	547	409	471	448
Total Liabilities	777,359	9,630,580	1,107,001	351,877	444,342	284,648
NET ASSETS	$2,736,029	$63,875,015	$4,022,430	$4,134,562	$1,485,873	$2,301,273
NET ASSETS CONSIST OF:
Paid in Capital	$3,127,541	$68,414,680	$4,955,516	$4,004,040	$1,984,240	$2,139,739
Accumulated undistributed net investment income (loss)	11,564	178,655	3,050	14,402	369	7,865
Accumulated net realized gains (losses) on investments	(173,817)	(1,877,039)	(213,853)	(44,266)	(134,332)	67,440
Net unrealized appreciation (depreciation) on:
Investments	62,144	6,332,604	263,286	360,456	(15,015)	55,829
Futures contracts	—	—	—	—	—	—
Swap agreements	(305,975)	(9,173,885)	(985,569)	(200,070)	(349,389)	30,400
Foreign currency transactions	14,572	—	—	—	—	—
NET ASSETS	$2,736,029	$63,875,015	$4,022,430	$4,134,562	$1,485,873	$2,301,273
Shares (unlimited number of shares authorized, no par value)	75,001	1,525,000	125,001	100,001	50,001	50,001
Net Asset Value	$36.48	$41.89	$32.18	$41.35	$29.72	$46.02

†  Cost of $8,468.

See accompanying notes to the financial statements.

262 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$5,846,788	$7,563,940	$1,631,810,083	$242,426,433	$280,949,891	$39,748,389
Securities, at value	—	—	1,042,771,270	119,980,110	206,906,574	13,899,848
Repurchase Agreements, at value	5,846,788	7,563,940	588,975,730	122,445,685	74,037,693	25,848,541
Total Investment Securities	5,846,788	7,563,940	1,631,747,000	242,425,795	280,944,267	39,748,389
Cash	10,416	—	—	75,520	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	2,130,260	154,440	570,570	147,400
Segregated cash balances with custodian for swap agreements	—	—	1,199	34	3,355	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	816,891	—	—	—	—
Dividends and interest receivable	5	8	256	53	32	11
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	9,744
Receivable for capital shares issued	—	—	—	—	7,016,046	—
Receivable from Advisor	4,237	3,717	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	288,317	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	58,918	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	—	—	12,022	2,007	2,438	7,671
Total Assets	6,149,763	8,384,556	1,633,890,737	242,716,767	288,536,708	39,913,215
LIABILITIES:
Cash overdraft	—	12	5,174	—	720	189
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	937,083	97,064	141,594	6,931
Management Services fees payable	—	—	124,944	16,087	20,960	2,781
Custodian fees payable	2,500	2,500	48,479	7,415	10,335	4,279
Administration fees payable	2,141	3,122	75,108	36,150	38,331	22,513
Trustee fees payable	37	46	6,533	1,317	1,107	140
Licensing fees payable	—	—	—	101,885	11,266	—
Listing fees payable	5,189	5,189	—	—	—	—
Professional fees payable	7,096	7,091	19,774	12,231	10,723	10,098
Payable for variation margin on centrally cleared swap agreements	—	609,235	—	—	—	—
Payable for variation margin on futures contracts	—	—	280,021	—	373	9,698
Unrealized depreciation on non-centrally cleared swap agreements	—	—	207,812,601	52,222,679	32,285,427	6,265,288
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	614	538	61,968	5,087	20,838	2,641
Total Liabilities	17,577	627,733	209,371,685	52,499,915	32,541,674	6,324,558
NET ASSETS	$6,132,186	$7,756,823	$1,424,519,052	$190,216,852	$255,995,034	$33,588,657
NET ASSETS CONSIST OF:
Paid in Capital	$6,020,723	$7,959,115	$3,811,380,721	$549,001,423	$561,624,490	$95,987,650
Accumulated undistributed net investment income (loss)	(35,258)	(13,609)	(28,547,279)	(3,538,162)	(4,856,938)	(875,834)
Accumulated net realized gains (losses) on investments	24,820	(35,699)	(2,149,499,533)	(302,985,808)	(268,045,003)	(55,231,554)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(63,083)	(638)	(5,624)	—
Futures contracts	—	—	(939,173)	(37,284)	(436,464)	(26,317)
Swap agreements	130,834	(159,244)	(207,812,601)	(52,222,679)	(32,285,427)	(6,265,288)
Foreign currency transactions	(8,933)	6,260	—	—	—	—
NET ASSETS	$6,132,186	$7,756,823	$1,424,519,052	$190,216,852	$255,995,034	$33,588,657
Shares (unlimited number of shares authorized, no par value)	150,001	200,001	65,375,000	3,262,500	10,950,000	2,025,000
Net Asset Value	$40.88	$38.78	$21.79	$58.30	$23.38	$16.59

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 263

	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$518,255,758	$10,008,568	$801,630	$1,483,325,454	$430,523,743	$244,942,968
Securities, at value	304,990,256	5,994,570	199,819	1,114,500,651	292,953,353	176,944,448
Repurchase Agreements, at value	213,268,987	4,013,656	601,807	368,739,989	137,565,936	67,995,571
Total Investment Securities	518,259,243	10,008,226	801,626	1,483,240,640	430,519,289	244,940,019
Cash	—	—	—	—	969	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,440,350	—	—	1,846,900	134,640	38,610
Segregated cash balances with custodian for swap agreements	230	92	—	18,434	6,136	8,890
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	93	2	—	160	60	30
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	7,099	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	242,893	—
Unrealized appreciation on non-centrally cleared swap agreements	1,773,919	—	—	242,065	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	4,881	3,693	774	11,547	2,961	2,033
Total Assets	522,478,716	10,012,013	809,499	1,485,359,746	430,906,948	244,989,582
LIABILITIES:
Cash overdraft	6,066	39	—	2,341	—	514
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	14,158,652	—	—	33,283,070	—	—
Advisory fees payable	250,265	—	—	748,820	176,884	101,471
Management Services fees payable	40,093	16	—	99,842	27,662	15,743
Custodian fees payable	21,715	262	18	48,954	13,629	9,377
Administration fees payable	60,746	18,857	18,857	73,411	44,622	33,467
Trustee fees payable	1,876	40	2	4,951	1,436	741
Licensing fees payable	100,595	—	93	—	155,153	8,414
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,303	8,448	8,939	16,312	10,663	9,869
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	96,317	—	—	842,017	—	405
Unrealized depreciation on non-centrally cleared swap agreements	23,780,339	820,754	230,492	270,417,542	98,803,846	44,477,313
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	3,362	1,696	403	69,996	18,548	26,787
Total Liabilities	38,535,329	850,112	258,804	305,607,256	99,252,443	44,684,101
NET ASSETS	$483,943,387	$9,161,901	$550,695	$1,179,752,490	$331,654,505	$200,305,481
NET ASSETS CONSIST OF:
Paid in Capital	$975,923,114	$60,981,913	$5,598,720	$7,135,574,453	$2,269,371,974	$1,135,859,626
Accumulated undistributed net investment income (loss)	(9,305,141)	(454,781)	(16,542)	(27,647,670)	(6,838,133)	(4,333,311)
Accumulated net realized gains (losses) on investments	(460,127,812)	(50,544,135)	(4,800,987)	(5,657,484,334)	(1,831,993,708)	(886,732,792)
Net unrealized appreciation (depreciation) on:
Investments	3,485	(342)	(4)	(84,814)	(4,454)	(2,949)
Futures contracts	(543,839)	—	—	(429,668)	(77,328)	(7,780)
Swap agreements	(22,006,420)	(820,754)	(230,492)	(270,175,477)	(98,803,846)	(44,477,313)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$483,943,387	$9,161,901	$550,695	$1,179,752,490	$331,654,505	$200,305,481
Shares (unlimited number of shares authorized, no par value)	30,325,000	168,681	29,991	53,434,271	8,737,763	9,123,767
Net Asset Value	$15.96	$54.31	$18.36	$22.08	$37.96	$21.95

See accompanying notes to the financial statements.

264 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$12,997,771	$251,104,309	$5,875,438	$583,930,029	$403,032,983	$146,118,996
Securities, at value	4,999,924	200,918,497	1,999,978	364,862,970	207,945,088	86,950,068
Repurchase Agreements, at value	7,997,847	50,180,051	3,875,460	219,031,622	195,084,533	59,166,036
Total Investment Securities	12,997,771	251,098,548	5,875,438	583,894,592	403,029,621	146,116,104
Cash	—	—	—	—	8,771	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	103,180	942,480	—	1,543,300	146,520	34,320
Segregated cash balances with custodian for swap agreements	1,304	4,590	1,382	33,087,000	1,581,000	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	3	22	2	95	85	26
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	3,910	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	52,604	29,701
Unrealized appreciation on non-centrally cleared swap agreements	—	—	15,825	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,361	2,338	3,688	26,681	22,903	4,404
Total Assets	13,104,619	252,047,978	5,900,245	618,551,668	404,841,504	146,184,555
LIABILITIES:
Cash overdraft	57	761	26	961	—	518
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	1,043,882
Advisory fees payable	—	113,135	—	287,945	137,284	56,226
Management Services fees payable	427	18,006	—	38,392	22,401	8,954
Custodian fees payable	1,064	9,261	226	20,384	11,807	4,390
Administration fees payable	18,858	38,079	18,857	52,950	40,368	25,708
Trustee fees payable	49	909	23	2,001	1,167	523
Licensing fees payable	—	39,594	—	—	131,443	5,190
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,543	10,918	8,546	11,903	10,601	9,645
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	17,206	809,893	—	648,709	—	—
Unrealized depreciation on non-centrally cleared swap agreements	2,158,522	45,027,993	701,252	145,047,997	143,114,105	36,470,963
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	3,018	17,782	683	22,821	10,720	7,576
Total Liabilities	2,207,744	46,086,331	729,613	146,134,063	143,479,896	37,633,575
NET ASSETS	$10,896,875	$205,961,647	$5,170,632	$472,417,605	$261,361,608	$108,550,980
NET ASSETS CONSIST OF:
Paid in Capital	$144,837,469	$1,348,631,974	$58,288,519	$1,859,935,554	$787,739,787	$288,033,170
Accumulated undistributed net investment income (loss)	(258,791)	(5,011,286)	(116,526)	(8,967,933)	(4,090,832)	(1,990,003)
Accumulated net realized gains (losses) on investments	(131,508,278)	(1,092,624,202)	(52,315,934)	(1,233,192,011)	(379,121,325)	(141,011,644)
Net unrealized appreciation (depreciation) on:
Investments	—	(5,761)	—	(35,437)	(3,362)	(2,892)
Futures contracts	(15,003)	(1,085)	—	(274,571)	(48,555)	(6,688)
Swap agreements	(2,158,522)	(45,027,993)	(685,427)	(145,047,997)	(143,114,105)	(36,470,963)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$10,896,875	$205,961,647	$5,170,632	$472,417,605	$261,361,608	$108,550,980
Shares (unlimited number of shares authorized, no par value)	254,498	4,859,437	123,326	12,355,827	9,249,027	5,199,668
Net Asset Value	$42.82	$42.38	$41.93	$38.23	$28.26	$20.88

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 265

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$4,148,255	$107,435,687	$848,105	$1,998,603	$269,782	$472,317
Securities, at value	399,638	41,981,461	499,548	1,169,162	—	—
Repurchase Agreements, at value	3,748,580	65,453,086	348,532	829,389	269,782	472,317
Total Investment Securities	4,148,218	107,434,547	848,080	1,998,551	269,782	472,317
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	51,590	785,400	—	—	—	—
Segregated cash balances with custodian for swap agreements	2,611,000	171,000	—	260,000	422,502	585,902
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	28	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,706	—	6,881	6,384	7,017	6,706
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	27,569	61,667	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,664	3,521	767	782	767	768
Total Assets	6,844,749	108,456,163	855,728	2,265,717	700,068	1,065,693
LIABILITIES:
Cash overdraft	30	311	—	9	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	4,935,129	—	—	—	—
Advisory fees payable	—	35,552	—	—	—	—
Management Services fees payable	—	6,543	—	—	—	—
Custodian fees payable	924	3,482	19	78	15	52
Administration fees payable	18,857	22,458	18,857	18,858	18,857	18,857
Trustee fees payable	16	358	3	3	2	3
Licensing fees payable	—	13,184	98	223	78	118
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,558	9,357	8,728	8,742	8,726	8,486
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	17,286	471,193	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	2,223,438	16,964,747	242,105	957,067	205,218	352,402
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	827	4,964	418	631	411	453
Total Liabilities	2,269,936	22,467,278	270,228	985,611	233,307	380,371
NET ASSETS	$4,574,813	$85,988,885	$585,500	$1,280,106	$466,761	$685,322
NET ASSETS CONSIST OF:
Paid in Capital	$27,147,128	$250,161,400	$23,325,261	$32,164,345	$11,886,759	$19,952,210
Accumulated undistributed net investment income (loss)	(120,428)	(1,253,083)	(15,295)	(50,943)	(12,346)	(19,822)
Accumulated net realized gains (losses) on investments	(20,250,261)	(146,066,424)	(22,482,336)	(29,876,177)	(11,202,434)	(18,894,664)
Net unrealized appreciation (depreciation) on:
Investments	(37)	(1,140)	(25)	(52)	—	—
Futures contracts	(5,720)	51,212	—	—	—	—
Swap agreements	(2,195,869)	(16,903,080)	(242,105)	(957,067)	(205,218)	(352,402)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$4,574,813	$85,988,885	$585,500	$1,280,106	$466,761	$685,322
Shares (unlimited number of shares authorized, no par value)	118,686	2,504,659	18,741	62,479	7,492	11,243
Net Asset Value	$38.55	$34.33	$31.24	$20.49	$62.30	$60.96

See accompanying notes to the financial statements.

266 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$2,094,217	$4,705,727	$1,423,629	$22,421,222	$1,497,087	$15,728,772
Securities, at value	599,457	1,498,643	799,276	16,259,990	—	3,999,775
Repurchase Agreements, at value	1,494,747	3,207,012	624,307	6,158,036	1,497,087	11,728,997
Total Investment Securities	2,094,204	4,705,655	1,423,583	22,418,026	1,497,087	15,728,772
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	138,000	408,225	1,451,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	1	—	3	1	5
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,241	5,497	6,359	—	6,197	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—	—	—	—	116,198	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	787	797	768	886	772	2,009
Total Assets	2,101,233	4,711,950	1,430,710	22,556,915	2,028,480	17,181,786
LIABILITIES:
Cash overdraft	9	27	4	33	9	49
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	2,091,652
Advisory fees payable	—	—	—	5,933	—	96
Management Services fees payable	—	—	—	1,712	—	1,099
Custodian fees payable	50	163	33	739	67	1,153
Administration fees payable	18,858	18,857	18,857	18,858	18,856	18,857
Trustee fees payable	7	15	6	93	9	18
Licensing fees payable	282	670	68	1,090	99	921
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,735	8,779	8,719	8,529	8,940	8,865
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	366,532	1,369,978	139,680	1,917,080	29,805	3,680,134
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	571	709	620	4,773	648	4,283
Total Liabilities	395,044	1,399,198	167,987	1,958,840	58,433	5,807,127
NET ASSETS	$1,706,189	$3,312,752	$1,262,723	$20,598,075	$1,970,047	$11,374,659
NET ASSETS CONSIST OF:
Paid in Capital	$33,943,330	$46,133,034	$5,169,199	$168,035,453	$11,016,966	$35,344,858
Accumulated undistributed net investment income (loss)	(38,061)	(89,601)	(53,060)	(570,030)	(51,460)	(606,446)
Accumulated net realized gains (losses) on investments	(31,832,535)	(41,360,631)	(3,713,690)	(144,947,072)	(9,081,852)	(19,683,619)
Net unrealized appreciation (depreciation) on:
Investments	(13)	(72)	(46)	(3,196)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(366,532)	(1,369,978)	(139,680)	(1,917,080)	86,393	(3,680,134)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,706,189	$3,312,752	$1,262,723	$20,598,075	$1,970,047	$11,374,659
Shares (unlimited number of shares authorized, no par value)	32,747	92,435	50,000	1,150,000	75,000	550,000
Net Asset Value	$52.10	$35.84	$25.25	$17.91	$26.27	$20.68
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 267

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$705,920	$16,728,413	$65,884,981	$1,495,843	$10,094,175	$79,034,368
Securities, at value	—	12,991,735	9,990,950	—	3,996,380	63,971,222
Repurchase Agreements, at value	705,920	3,736,205	55,893,549	1,495,843	6,097,602	15,061,379
Total Investment Securities	705,920	16,727,940	65,884,499	1,495,843	10,093,982	79,032,601
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	588,988	567,160	25,266,294	1,496,441	7	1,668
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	2	24	1	3	7
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,339	—	—	5,742	2,436	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	157,598	59,464	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	773	844	5,032	803	803	1,227
Total Assets	1,459,618	17,355,410	91,155,849	2,998,830	10,097,231	79,035,503
LIABILITIES:
Cash overdraft	—	53	372	18	50	162
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	9,725,514	—	—	5,234,537
Advisory fees payable	—	1,740	23,387	—	—	28,118
Management Services fees payable	—	1,277	4,832	—	—	5,344
Custodian fees payable	40	449	1,695	175	245	3,359
Administration fees payable	18,858	18,858	20,697	18,857	18,857	20,900
Trustee fees payable	10	84	366	15	41	268
Licensing fees payable	96	789	28,271	130	497	3,432
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,749	8,519	9,487	8,773	9,006	9,267
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	36,393	3,017,604	32,495,192	1,353,834	2,614,374	12,500,563
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	473	19,513	1,020	976	2,462	11,344
Total Liabilities	64,619	3,068,886	42,310,833	1,382,778	2,645,532	17,817,294
NET ASSETS	$1,394,999	$14,286,524	$48,845,016	$1,616,052	$7,451,699	$61,218,209
NET ASSETS CONSIST OF:
Paid in Capital	$13,137,455	$298,641,357	$96,354,140	$25,291,546	$105,406,255	$1,612,895,372
Accumulated undistributed net investment income (loss)	(33,982)	(413,233)	(493,916)	(74,004)	(113,100)	(1,827,852)
Accumulated net realized gains (losses) on investments	(11,829,679)	(280,982,987)	(14,519,534)	(22,247,656)	(95,226,889)	(1,537,346,981)
Net unrealized appreciation (depreciation) on:
Investments	—	(473)	(482)	—	(193)	(1,767)
Futures contracts	—	—	—	—	—	—
Swap agreements	121,205	(2,958,140)	(32,495,192)	(1,353,834)	(2,614,374)	(12,500,563)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,394,999	$14,286,524	$48,845,016	$1,616,052	$7,451,699	$61,218,209
Shares (unlimited number of shares authorized, no par value)	50,000	490,969	1,034,998	62,457	549,870	1,169,832
Net Asset Value	$27.90	$29.10	$47.19	$25.87	$13.55	$52.33

See accompanying notes to the financial statements.

268 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$4,443,711	$6,753,604	$49,752,298	$36,807,734	$7,226,735	$8,147,187
Securities, at value	1,998,190	2,997,285	34,980,505	29,972,850	3,996,380	4,495,927
Repurchase Agreements, at value	2,445,425	3,756,122	14,770,253	6,832,821	3,230,145	3,650,933
Total Investment Securities	4,443,615	6,753,407	49,750,758	36,805,671	7,226,525	8,146,860
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	92	1,256	2,059,159	9,646,269	1,078	4,192
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	2	6	3	1	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	1,271	—	—	—	—	—
Receivable for capital shares issued	—	—	2,734,896	—	—	—
Receivable from Advisor	5,555	4,692	—	—	4,715	3,948
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—	—	3,857,530	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	774	807	1,088	1,038	786	791
Total Assets	4,451,308	6,760,164	58,403,437	46,452,981	7,233,105	8,155,793
LIABILITIES:
Cash overdraft	15	27	231	144	21	28
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	651,295	—	—
Advisory fees payable	—	—	22,430	2,787	—	—
Management Services fees payable	—	—	4,066	3,035	—	—
Custodian fees payable	160	199	1,372	1,321	144	130
Administration fees payable	18,858	18,857	19,081	18,897	18,857	18,857
Trustee fees payable	18	26	274	160	18	31
Licensing fees payable	153	263	2,586	2,088	225	277
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,948	9,195	8,801	8,948	8,728	8,956
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	1,516,929	1,986,297	2,693,535	11,994,634	3,524,957	2,542,828
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	417	3,286	23,422	14,781	1,335	4,401
Total Liabilities	1,545,498	2,018,150	2,775,798	12,698,090	3,554,285	2,575,508
NET ASSETS	$2,905,810	$4,742,014	$55,627,639	$33,754,891	$3,678,820	$5,580,285
NET ASSETS CONSIST OF:
Paid in Capital	$23,624,784	$56,837,311	$346,255,733	$3,422,531,835	$81,226,262	$79,470,916
Accumulated undistributed net investment income (loss)	(52,247)	(85,880)	(1,042,015)	(992,475)	(134,292)	(115,463)
Accumulated net realized gains (losses) on investments	(19,149,702)	(50,022,923)	(290,748,534)	(3,375,787,772)	(73,887,983)	(71,232,013)
Net unrealized appreciation (depreciation) on:
Investments	(96)	(197)	(1,540)	(2,063)	(210)	(327)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,516,929)	(1,986,297)	1,163,995	(11,994,634)	(3,524,957)	(2,542,828)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,905,810	$4,742,014	$55,627,639	$33,754,891	$3,678,820	$5,580,285
Shares (unlimited number of shares authorized, no par value)	193,734	110,842	1,017,108	2,591,509	75,984	103,079
Net Asset Value	$15.00	$42.78	$54.69	$13.03	$48.42	$54.14

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 269

	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$113,600	$7,108,909	$3,323,318	$282,711,992	$209,833,860	$4,406,052
Securities, at value	—	3,198,635	—	80,994,581	167,943,043	2,497,738
Repurchase Agreements, at value	113,600	3,910,188	3,323,318	201,717,109	41,887,397	1,908,194
Total Investment Securities	113,600	7,108,823	3,323,318	282,711,690	209,830,440	4,405,932
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	192,224	1,796	1,914,124	—	—	226,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	2	1	88	18	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	7,154	4,300	4,721	—	—	8,040
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—	—	—	74,082	439,606	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	768	791	783	20,980	6,946	3,047
Total Assets	313,746	7,115,712	5,242,947	282,806,840	210,277,010	4,643,020
LIABILITIES:
Cash overdraft	—	25	25	1,376	525	21
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	8,241,514	1,268,427	—
Advisory fees payable	—	—	—	165,288	119,765	—
Management Services fees payable	—	—	—	23,144	16,132	—
Custodian fees payable	25	249	199	5,350	8,565	1,010
Administration fees payable	18,857	18,857	18,857	36,290	31,699	18,856
Trustee fees payable	4	33	14	1,599	895	5
Licensing fees payable	7	259	214	—	—	3,250
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,727	8,964	8,506	9,893	11,407	9,187
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	146,926	1,272,967	1,915,390	2,674,048	13,479,633	174,602
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	488	1,506	242	4,106	14,557	309
Total Liabilities	175,034	1,302,860	1,943,447	11,162,608	14,951,605	207,240
NET ASSETS	$138,712	$5,812,852	$3,299,500	$271,644,232	$195,325,405	$4,435,780
NET ASSETS CONSIST OF:
Paid in Capital	$8,407,555	$23,245,271	$8,534,168	$422,348,463	$442,968,739	$14,522,568
Accumulated undistributed net investment income (loss)	(19,260)	(72,995)	(53,563)	(2,242,913)	(4,390,222)	(153,396)
Accumulated net realized gains (losses) on investments	(8,102,657)	(16,086,371)	(3,265,715)	(145,861,050)	(230,209,665)	(9,758,670)
Net unrealized appreciation (depreciation) on:
Investments	—	(86)	—	(302)	(3,420)	(120)
Futures contracts	—	—	—	—	—	—
Swap agreements	(146,926)	(1,272,967)	(1,915,390)	(2,599,966)	(13,040,027)	(174,602)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$138,712	$5,812,852	$3,299,500	$271,644,232	$195,325,405	$4,435,780
Shares (unlimited number of shares authorized, no par value)	2,497	112,490	137,493	8,175,000	7,700,000	150,000
Net Asset Value	$55.55	$51.67	$24.00	$33.23	$25.37	$29.57

See accompanying notes to the financial statements.

270 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$5,766,698	$48,865,955	$42,349,736	$1,469,010	$19,871,820	$93,897,839
Securities, at value	1,998,190	36,981,429	16,493,633	—	15,286,536	80,963,472
Repurchase Agreements, at value	3,768,412	11,883,386	25,855,677	1,469,010	4,585,189	12,923,685
Total Investment Securities	5,766,602	48,864,815	42,349,310	1,469,010	19,871,725	93,887,157
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	98,000	—	927,000	811,936	—	7,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	5	11	1	2	6
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	9,596,840	—
Receivable from Advisor	3,218	—	—	6,626	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	64,536	—	—	47,662	692,317	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,265	1,927	956	883	2,295	2,208
Total Assets	5,933,623	48,866,747	43,277,277	2,336,118	30,163,179	93,896,371
LIABILITIES:
Cash overdraft	40	138	221	9	59	145
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	3,198,697	—
Advisory fees payable	—	18,405	18,565	—	5,755	30,064
Management Services fees payable	—	3,632	3,436	—	1,765	5,816
Custodian fees payable	239	2,496	1,207	38	1,006	4,067
Administration fees payable	18,857	18,928	18,859	18,857	18,858	21,464
Trustee fees payable	45	222	240	12	106	308
Licensing fees payable	—	—	2,132	—	—	28,988
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,746	9,218	8,899	9,595	8,876	9,345
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	223,009	5,197,014	4,630,847	27,498	2,118,127	25,605,981
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	819	5,388	3,930	431	1,246	835
Total Liabilities	251,755	5,255,441	4,688,336	56,440	5,354,495	25,707,013
NET ASSETS	$5,681,868	$43,611,306	$38,588,941	$2,279,678	$24,808,684	$68,189,358
NET ASSETS CONSIST OF:
Paid in Capital	$100,375,133	$754,190,964	$261,335,130	$8,756,396	$44,481,260	$828,273,146
Accumulated undistributed net investment income (loss)	(127,902)	(1,085,628)	(886,541)	(28,942)	(299,826)	(1,917,995)
Accumulated net realized gains (losses) on investments	(94,406,794)	(704,295,876)	(217,228,375)	(6,467,940)	(17,946,845)	(732,549,130)
Net unrealized appreciation (depreciation) on:
Investments	(96)	(1,140)	(426)	—	(95)	(10,682)
Futures contracts	—	—	—	—	—	—
Swap agreements	(158,473)	(5,197,014)	(4,630,847)	20,164	(1,425,810)	(25,605,981)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$5,681,868	$43,611,306	$38,588,941	$2,279,678	$24,808,684	$68,189,358
Shares (unlimited number of shares authorized, no par value)	137,428	2,369,744	662,119	99,992	374,951	1,460,525
Net Asset Value	$41.34	$18.40	$58.28	$22.80	$66.17	$46.69

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 271

	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$10,388,006	$1,308,051	$66,286,773	$1,408,173,392	$86,659,859	$2,910,658
Securities, at value	2,997,285	699,366	35,991,501	1,024,404,831	29,977,164	—
Repurchase Agreements, at value	7,390,497	608,634	30,295,274	383,749,996	56,681,049	2,910,658
Total Investment Securities	10,387,782	1,308,000	66,286,775	1,408,154,827	86,658,213	2,910,658
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	10,560	42,900	—	—
Segregated cash balances with custodian for swap agreements	2,850,006	—	226,000	—	623,000	263,001
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	3	—	13	167	25	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	6,605	—	—	—	6,908
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—	—	—	—	20,670	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,111	770	1,241	42,206	3,735	2,310
Total Assets	13,238,902	1,315,375	66,524,589	1,408,240,100	87,305,643	3,182,878
LIABILITIES:
Cash overdraft	49	5	259	15,895	322	20
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	10,528,129	15,212,120	—
Advisory fees payable	—	—	33,647	860,957	37,037	—
Management Services fees payable	478	—	5,485	114,793	5,976	—
Custodian fees payable	424	29	2,823	42,931	1,774	139
Administration fees payable	18,858	18,857	20,800	73,814	21,289	18,857
Trustee fees payable	54	5	311	5,920	300	3
Licensing fees payable	—	16	11,059	234,390	—	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	9,013	8,729	9,325	18,801	8,985	8,939
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	6,474	39,884	—	—
Unrealized depreciation on non-centrally cleared swap agreements	725,999	239,712	2,975,396	71,582,100	2,272,761	280,987
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,096	437	180	62,972	4,780	484
Total Liabilities	755,971	267,790	3,065,759	83,580,586	17,565,344	309,429
NET ASSETS	$12,482,931	$1,047,585	$63,458,830	$1,324,659,514	$69,740,299	$2,873,449
NET ASSETS CONSIST OF:
Paid in Capital	$39,896,049	$14,675,563	$71,698,779	$1,975,596,116	$87,973,393	$4,093,140
Accumulated undistributed net investment income (loss)	(187,354)	(24,508)	(974,489)	(24,016,479)	(979,525)	(68,628)
Accumulated net realized gains (losses) on investments	(26,499,541)	(13,363,707)	(4,288,875)	(555,317,994)	(14,999,832)	(870,076)
Net unrealized appreciation (depreciation) on:
Investments	(224)	(51)	2	(18,565)	(1,646)	—
Futures contracts	—	—	(1,191)	(1,464)	—	—
Swap agreements	(725,999)	(239,712)	(2,975,396)	(71,582,100)	(2,252,091)	(280,987)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$12,482,931	$1,047,585	$63,458,830	$1,324,659,514	$69,740,299	$2,873,449
Shares (unlimited number of shares authorized, no par value)	199,913	49,986	2,075,000	50,800,000	2,500,000	100,000
Net Asset Value	$62.44	$20.96	$30.58	$26.08	$27.90	$28.73

See accompanying notes to the financial statements.

272 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra Russell3000
ASSETS:
Securities and Repurchase Agreements, at cost	$3,618,417	$302,457,989	$3,992,115,574	$12,282,545	$101,341,113	$8,409,980
Securities, at value	—	124,985,643	2,203,624,566	3,996,644	—	8,170,369
Repurchase Agreements, at value	3,618,417	177,472,349	1,788,492,340	8,285,955	101,341,113	597,893
Total Investment Securities	3,618,417	302,457,992	3,992,116,906	12,282,599	101,341,113	8,768,262
Cash	—	—	—	—	2,044	102
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	44,880	17,160	—	34,320	—
Segregated cash balances with custodian for swap agreements	290,022	2,864	2,308,532	131,664	47,372,957	300,577
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	77	778	4	44	15,988
Receivable for investments sold	—	—	—	—	—	9
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,414	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	—	—	—	—	—	1,256,059
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	785	2,606	81,559	1,223	6,536	786
Total Assets	3,913,640	302,508,419	3,994,524,935	12,415,490	148,757,014	10,341,783
LIABILITIES:
Cash overdraft	25	1,084	597,626	58	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	35,374,926	—	—	—
Advisory fees payable	—	174,912	2,328,121	182	62,586	37,211
Management Services fees payable	—	24,160	310,414	1,007	9,310	820
Custodian fees payable	119	10,674	121,906	384	3,964	58,752
Administration fees payable	18,857	39,656	96,433	18,856	25,293	33,516
Trustee fees payable	17	1,315	15,448	56	514	58
Licensing fees payable	601	46,869	653,652	1,908	18,325	1,213
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,502	10,929	31,781	9,032	9,313	8,506
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	23,514	5,001	—	32,820	—
Unrealized depreciation on non-centrally cleared swap agreements	169,993	17,744,749	456,379,595	191,675	46,914,941	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	505	12,739	155,427	902	3,717	542
Total Liabilities	198,619	18,090,601	496,070,330	224,060	47,080,783	140,618
NET ASSETS	$3,715,021	$284,417,818	$3,498,454,605	$12,191,430	$101,676,231	$10,201,165
NET ASSETS CONSIST OF:
Paid in Capital	$4,912,208	$576,868,142	$9,155,304,892	$13,850,798	$160,454,811	$5,972,111
Accumulated undistributed net investment income (loss)	(74,999)	(5,323,347)	(68,163,837)	(182,704)	(1,657,860)	15,245
Accumulated net realized gains (losses) on investments	(952,195)	(269,375,851)	(5,132,302,427)	(1,285,043)	(10,205,039)	2,599,468
Net unrealized appreciation (depreciation) on:
Investments	—	3	1,332	54	—	358,282
Futures contracts	—	(6,380)	(5,760)	—	(740)	—
Swap agreements	(169,993)	(17,744,749)	(456,379,595)	(191,675)	(46,914,941)	1,256,059
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,715,021	$284,417,818	$3,498,454,605	$12,191,430	$101,676,231	$10,201,165
Shares (unlimited number of shares authorized, no par value)	125,000	11,400,000	70,306,929	450,000	2,174,917	100,000
Net Asset Value	$29.72	$24.95	$49.76	$27.09	$46.75	$102.01

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 273

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$2,207,825,781	$795,922,063	$295,237,787	$351,044,377	$319,662,443	$21,101,159
Securities, at value	2,129,784,247	817,599,396	301,091,816	311,560,631	254,093,323	17,580,340
Repurchase Agreements, at value	160,333,230	60,348,134	23,394,248	38,365,978	63,985,279	2,345,600
Total Investment Securities	2,290,117,477	877,947,530	324,486,064	349,926,609	318,078,602	19,925,940
Cash	6,522	3,562,077	5,675	5,365,692	195,671	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	22,694,100	8,430,840	2,513,940	2,468,950	633,930	—
Segregated cash balances with custodian for swap agreements	431,751	114,251	109,580	74,757,890	255,610	9,952
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	4,457,547	1,476,048	985,318	305,177	194,490	15,254
Receivable for investments sold	403,497	42,293,050	—	268,981	13,856	14,229
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	28,499,488	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	385,370	7,685	—	23,921	—
Unrealized appreciation on non-centrally cleared swap agreements	135,099,780	194,942,025	33,588,322	6,337,826	4,718,790	4,585,601
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	21,821	5,449	2,445	3,270	11,642	3,781
Total Assets	2,453,232,495	1,157,656,128	361,699,029	439,434,395	324,126,512	24,554,757
LIABILITIES:
Cash overdraft	—	—	—	—	—	48
Payable for investments purchased	5,127,147	28,254,926	—	542,956	—	29,763
Payable for capital shares redeemed	—	42,552,926	—	—	—	—
Advisory fees payable	1,461,831	604,676	209,760	154,777	—	30,381
Management Services fees payable	194,909	85,831	28,644	21,590	5,848	2,020
Custodian fees payable	101,833	33,094	9,558	41,253	224,621	25,305
Administration fees payable	99,422	85,015	58,289	58,826	57,353	31,869
Trustee fees payable	12,177	5,366	1,773	1,322	2,687	94
Licensing fees payable	—	373,027	14,408	—	34,665	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	28,354	13,436	10,377	1,313	22,137	8,569
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	594,058	—	—	339,917	—	—
Unrealized depreciation on non-centrally cleared swap agreements	—	—	—	113,224,032	83,349,948	16,271
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	95,027	28,678	17,208	37,080	48,650	2,004
Total Liabilities	7,714,758	72,036,975	350,017	114,423,066	83,745,909	146,324
NET ASSETS	$2,445,517,737	$1,085,619,153	$361,349,012	$325,011,329	$240,380,603	$24,408,433
NET ASSETS CONSIST OF:
Paid in Capital	$1,762,462,410	$918,726,386	$419,008,769	$551,577,822	$456,122,292	$13,250,020
Accumulated undistributed net investment income (loss)	14,334,099	949,825	666,115	(737,858)	(2,013,462)	(129,733)
Accumulated net realized gains (losses) on investments	431,656,109	(120,065,182)	(123,382,376)	(118,773,050)	(134,610,093)	7,894,035
Net unrealized appreciation (depreciation) on:
Investments	82,291,696	82,025,467	29,248,277	(1,117,768)	(1,583,841)	(1,175,219)
Futures contracts	19,673,643	9,040,632	2,219,905	948,389	1,096,865	—
Swap agreements	135,099,780	194,942,025	33,588,322	(106,886,206)	(78,631,158)	4,569,330
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,445,517,737	$1,085,619,153	$361,349,012	$325,011,329	$240,380,603	$24,408,433
Shares (unlimited number of shares authorized, no par value)	18,875,000	7,550,000	2,675,000	4,475,000	2,800,000	225,000
Net Asset Value	$129.56	$143.79	$135.08	$72.63	$85.85	$108.48
See accompanying notes to the financial statements.

274 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000	Ultra Russell1000 Value
ASSETS:
Securities and Repurchase Agreements, at cost	$795,475,174	$904,491,691	$137,767,510	$46,587,915	$155,811,318	$4,566,923
Securities, at value	679,426,313	833,144,100	119,182,466	40,385,760	126,325,679	4,402,199
Repurchase Agreements, at value	124,865,819	105,817,126	23,067,679	5,138,264	20,483,514	431,191
Total Investment Securities	804,292,132	938,961,226	142,250,145	45,524,024	146,809,193	4,833,390
Cash	—	—	—	1,194	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	6,127,660	3,999,600	716,430	140,030	44,880	—
Segregated cash balances with custodian for swap agreements	589,981	156,228	76,522	580,307	54,151	1,468
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1,478,877	1,331,361	390,337	48,705	131,269	11,136
Receivable for investments sold	134,692	—	—	39,997	18,065,986	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	34,913,486	—	—	—	—
Receivable from Advisor	—	—	—	—	—	19,277
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	349,651	—	—	30,833	279,329	—
Unrealized appreciation on non-centrally cleared swap agreements	209,756,274	265,166,139	46,324,110	10,384,112	33,102,393	870,804
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	6,145	12,510	2,138	1,805	2,988	822
Total Assets	1,022,735,412	1,244,540,550	189,759,682	56,751,007	198,490,189	5,736,897
LIABILITIES:
Cash overdraft	250,565	14,533,652	95	—	1,474,258	335
Payable for investments purchased	51,658,252	25,094,509	4,999,474	74,461	—	—
Payable for capital shares redeemed	—	24,768,575	—	—	18,189,977	—
Advisory fees payable	654,774	618,642	100,703	39,884	137,030	—
Management Services fees payable	78,634	89,014	14,437	4,566	16,852	—
Custodian fees payable	47,083	29,472	4,917	9,500	92,936	8,497
Administration fees payable	82,833	83,325	43,507	32,101	51,440	31,820
Trustee fees payable	4,998	6,272	881	261	935	28
Licensing fees payable	—	344,529	7,011	—	29,795	822
Listing fees payable	—	—	—	—	—	—
Professional fees payable	12,810	14,391	9,333	8,742	9,640	8,539
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	469,531	11,343	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	—	—	—	—	163,907	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	20,604	16,713	5,858	2,382	9,170	809
Total Liabilities	52,810,553	66,068,625	5,197,559	171,897	20,175,940	50,850
NET ASSETS	$969,924,859	$1,178,471,925	$184,562,123	$56,579,110	$178,314,249	$5,686,047
NET ASSETS CONSIST OF:
Paid in Capital	$439,402,396	$518,696,415	$95,637,792	$35,664,496	$82,970,774	$7,675,552
Accumulated undistributed net investment income (loss)	1,715,748	386,164	456,459	18,013	(669,922)	22,625
Accumulated net realized gains (losses) on investments	307,061,337	356,740,925	37,235,175	11,462,823	72,005,382	(3,149,401)
Net unrealized appreciation (depreciation) on:
Investments	8,816,958	34,469,535	4,482,635	(1,063,891)	(9,002,125)	266,467
Futures contracts	3,172,146	3,012,747	425,952	113,557	71,654	—
Swap agreements	209,756,274	265,166,139	46,324,110	10,384,112	32,938,486	870,804
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$969,924,859	$1,178,471,925	$184,562,123	$56,579,110	$178,314,249	$5,686,047
Shares (unlimited number of shares authorized, no par value)	7,200,000	11,200,000	1,300,000	500,000	2,050,000	75,000
Net Asset Value	$134.71	$105.22	$141.97	$113.16	$86.98	$75.81

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 275

	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$9,813,936	$6,123,445	$8,729,989	$8,230,732	$12,968,056	$82,291,008
Securities, at value	9,812,335	5,015,219	8,809,971	7,030,022	11,253,657	70,738,704
Repurchase Agreements, at value	1,043,447	1,052,485	896,483	1,034,668	1,566,288	6,831,161
Total Investment Securities	10,855,782	6,067,704	9,706,454	8,064,690	12,819,945	77,569,865
Cash	124	—	366	30	2	4,366
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	2,468	1,463	2,888	4,177	18,378	68,919
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	15,921	8,910	14,811	8,915	6,458	122,684
Receivable for investments sold	—	—	—	132	13,282	183,812
Due from counterparty	—	—	—	—	—	208,471
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	9,923	5,504	43,370	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	3,201,534	1,060,514	2,140,674	691,298	2,281,187	15,172,517
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	860	797	855	844	851	1,431
Total Assets	14,076,689	7,149,311	11,871,552	8,813,456	15,140,103	93,332,065
LIABILITIES:
Cash overdraft	—	579	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	2,621	—	—	—	28,626	52,188
Management Services fees payable	1,113	—	—	—	1,226	7,595
Custodian fees payable	10,433	13,411	8,489	46,117	24,474	5,604
Administration fees payable	31,778	31,593	31,707	32,662	32,405	39,842
Trustee fees payable	47	32	38	41	63	352
Licensing fees payable	1,988	1,022	1,673	1,281	2,154	5,052
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,564	8,504	8,558	8,553	8,547	8,988
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	28	—	—	11,842	—	1,276,382
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,202	804	1,118	1,045	1,398	8,167
Total Liabilities	57,774	55,945	51,583	101,541	98,893	1,404,170
NET ASSETS	$14,018,915	$7,093,366	$11,819,969	$8,711,915	$15,041,210	$91,927,895
NET ASSETS CONSIST OF:
Paid in Capital	$9,788,191	$2,983,494	$9,375,743	$8,910,669	$8,249,561	$44,460,714
Accumulated undistributed net investment income (loss)	41,304	16,851	(38,736)	22,561	(136,938)	368,306
Accumulated net realized gains (losses) on investments	(53,932)	3,088,248	(634,177)	(734,729)	4,795,511	37,923,883
Net unrealized appreciation (depreciation) on:
Investments	1,041,846	(55,741)	976,465	(166,042)	(148,111)	(4,721,143)
Futures contracts	—	—	—	—	—	—
Swap agreements	3,201,506	1,060,514	2,140,674	679,456	2,281,187	13,896,135
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$14,018,915	$7,093,366	$11,819,969	$8,711,915	$15,041,210	$91,927,895
Shares (unlimited number of shares authorized, no par value)	100,000	75,000	100,000	150,000	150,000	1,775,000
Net Asset Value	$140.19	$94.58	$118.20	$58.08	$100.27	$51.79

See accompanying notes to the financial statements.

276 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$310,476,105	$16,406,996	$19,529,662	$694,114,887	$126,406,171	$25,550,897
Securities, at value	304,856,597	15,896,236	18,602,975	727,471,601	123,513,371	23,691,684
Repurchase Agreements, at value	35,441,427	1,380,722	1,494,592	63,642,319	10,512,343	2,029,962
Total Investment Securities	340,298,024	17,276,958	20,097,567	791,113,920	134,025,714	25,721,646
Cash	—	—	—	10,879	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,431	16,966	9,270	449,814	57,542	19,229
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	113,629	25,503	19,637	994,851	182,053	49,558
Receivable for investments sold	—	—	—	—	—	13,169
Due from counterparty	—	4,853	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	110,874,150	2,814,382	3,661,369	66,710,015	21,219,402	3,419,225
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	13,370	828	898	5,822	1,428	950
Total Assets	451,300,604	20,139,490	23,788,741	859,285,301	155,486,139	29,223,777
LIABILITIES:
Cash overdraft	234	14	84	—	1,078	995
Payable for investments purchased	61,647	—	—	76,032	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	228,222	9,588	7,464	537,274	81,334	18,546
Management Services fees payable	34,886	1,721	1,807	70,316	11,801	2,364
Custodian fees payable	24,400	2,042	3,855	38,940	6,746	2,209
Administration fees payable	62,102	31,488	31,522	81,713	42,534	31,556
Trustee fees payable	1,905	72	80	3,887	675	105
Licensing fees payable	150,884	1,300	1,163	44,729	7,671	1,576
Listing fees payable	—	—	—	—	—	—
Professional fees payable	10,916	8,546	8,577	13,002	9,198	8,645
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	13,815	1,005	1,805	57,770	6,119	2,285
Total Liabilities	589,011	55,776	56,357	923,663	167,156	68,281
NET ASSETS	$450,711,593	$20,083,714	$23,732,384	$858,361,638	$155,318,983	$29,155,496
NET ASSETS CONSIST OF:
Paid in Capital	$217,615,278	$11,115,675	$10,918,430	$2,646,697,644	$75,590,180	$12,810,570
Accumulated undistributed net investment income (loss)	(2,930,283)	44,168	10,988	1,615,292	33,461	134,296
Accumulated net realized gains (losses) on investments	95,330,529	5,239,527	8,573,692	(1,953,660,346)	50,856,397	12,620,656
Net unrealized appreciation (depreciation) on:
Investments	29,821,919	869,962	567,905	96,999,033	7,619,543	170,749
Futures contracts	—	—	—	—	—	—
Swap agreements	110,874,150	2,814,382	3,661,369	66,710,015	21,219,402	3,419,225
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$450,711,593	$20,083,714	$23,732,384	$858,361,638	$155,318,983	$29,155,496
Shares (unlimited number of shares authorized, no par value)	3,550,000	200,000	250,000	5,909,625	1,225,000	250,000
Net Asset Value	$126.96	$100.42	$94.93	$145.25	$126.79	$116.62

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 277

	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications
ASSETS:
Securities and Repurchase Agreements, at cost	$129,265,661	$220,845,179	$9,108,917	$31,235,155	$151,387,807	$1,917,185
Securities, at value	101,303,668	224,134,402	8,272,055	35,715,192	143,965,317	1,797,363
Repurchase Agreements, at value	9,427,520	21,543,115	634,239	2,743,718	12,507,168	150,233
Total Investment Securities	110,731,188	245,677,517	8,906,294	38,458,910	156,472,485	1,947,596
Cash	—	39,643	—	—	835	1,350
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	144,176	568,908	4,243	6,090	47,363	51,800
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	437,103	314,915	11,687	287,418	355,373	2,266
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	242,435	—	—	—	—	—
Receivable for capital shares issued	5,465,575	—	—	—	7,752,009	—
Receivable from Advisor	—	—	4,302	—	—	7,506
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	9,256,601	39,806,008	465	6,736,099	34,137,797	454,207
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,537	2,479	1,367	922	1,683	814
Total Assets	126,278,615	286,409,470	8,928,358	45,489,439	198,767,545	2,465,539
LIABILITIES:
Cash overdraft	211	—	5	20	—	—
Payable for investments purchased	5,582,415	117,191	—	15,664	7,766,949	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	58,948	179,891	—	19,162	101,597	—
Management Services fees payable	10,292	22,893	—	3,517	14,301	—
Custodian fees payable	10,337	13,775	2,538	1,359	5,672	549
Administration fees payable	43,805	56,724	31,412	31,402	47,236	31,401
Trustee fees payable	464	1,122	36	205	785	4
Licensing fees payable	7,298	14,520	562	2,256	9,534	141
Listing fees payable	—	—	—	—	—	—
Professional fees payable	9,119	9,619	8,571	8,606	9,388	8,510
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	9,873,615	—	161,922	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	10,762	22,482	2,069	3,620	9,201	1,162
Total Liabilities	15,607,266	438,217	207,115	85,811	7,964,663	41,767
NET ASSETS	$110,671,349	$285,971,253	$8,721,243	$45,403,628	$190,802,882	$2,423,772
NET ASSETS CONSIST OF:
Paid in Capital	$104,453,809	$119,319,394	$7,875,014	$33,738,324	$86,052,220	$827,947
Accumulated undistributed net investment income (loss)	970,583	2,607,067	87,547	312,668	424,592	56,347
Accumulated net realized gains (losses) on investments	24,398,444	99,406,446	1,122,762	(2,607,218)	65,103,595	1,054,860
Net unrealized appreciation (depreciation) on:
Investments	(18,534,473)	24,832,338	(202,623)	7,223,755	5,084,678	30,411
Futures contracts	—	—	—	—	—	—
Swap agreements	(617,014)	39,806,008	(161,457)	6,736,099	34,137,797	454,207
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$110,671,349	$285,971,253	$8,721,243	$45,403,628	$190,802,882	$2,423,772
Shares (unlimited number of shares authorized, no par value)	2,025,000	2,729,372	100,000	475,000	1,200,000	25,000
Net Asset Value	$54.65	$104.78	$87.21	$95.59	$159.00	$96.95

See accompanying notes to the financial statements.

278 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$30,381,432	$10,751,875	$37,896,556	$29,379,592	$19,414,477	$1,073,001
Securities, at value	29,794,884	9,985,166	3,999,320	16,993,653	6,111,923	—
Repurchase Agreements, at value	1,790,312	987,567	33,897,160	12,385,381	13,302,554	1,073,001
Total Investment Securities	31,585,196	10,972,733	37,896,480	29,379,034	19,414,477	1,073,001
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	36,878	3,814	8,858,000	2,207,000	—	694,704
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	147,083	12,485	15	5	6	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	9,585	—	—	—	—	—
Receivable for capital shares issued	—	—	—	3,677,527	—	—
Receivable from Advisor	—	9,336	—	—	—	5,581
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-centrally cleared swap agreements	3,596,367	1,666,023	2,541,743	2,784,962	2,216,948	204,953
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	912	1,834	2,968	1,553	1,637	775
Total Assets	35,376,021	12,666,225	49,299,206	38,050,081	21,633,068	1,979,014
LIABILITIES:
Cash overdraft	6	654	130	81	84	1
Payable for investments purchased	—	1,044	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	12,398	—	9,154	7,846	5,834	—
Management Services fees payable	2,896	—	2,387	2,499	1,692	—
Custodian fees payable	1,257	7,104	1,233	1,865	764	63
Administration fees payable	31,426	31,539	18,999	19,047	18,863	18,857
Trustee fees payable	187	45	37	68	78	9
Licensing fees payable	1,887	429	74	—	1,008	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,702	8,660	8,752	9,740	8,669	8,491
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	38,184	—	2,427,953	1,233,630	250,477	11,476
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	48	1,581	1,368	2,870	1,589	476
Total Liabilities	96,991	51,056	2,470,087	1,277,646	289,058	39,373
NET ASSETS	$35,279,030	$12,615,169	$46,829,119	$36,772,435	$21,344,010	$1,939,641
NET ASSETS CONSIST OF:
Paid in Capital	$33,851,881	$(601,494)	$44,791,600	$38,705,464	$15,639,895	$495,030
Accumulated undistributed net investment income (loss)	149,647	22,389	(425,493)	(714,308)	(343,961)	(44,764)
Accumulated net realized gains (losses) on investments	(3,484,445)	11,307,393	2,349,298	(2,769,495)	4,081,605	1,295,898
Net unrealized appreciation (depreciation) on:
Investments	1,203,764	220,858	(76)	(558)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	3,558,183	1,666,023	113,790	1,551,332	1,966,471	193,477
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$35,279,030	$12,615,169	$46,829,119	$36,772,435	$21,344,010	$1,939,641
Shares (unlimited number of shares authorized, no par value)	350,000	150,002	450,000	500,000	450,000	50,000
Net Asset Value	$100.80	$84.10	$104.06	$73.54	$47.43	$38.79

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 279

	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$6,861,236	$49,759,106	$12,600,820	$5,967,720	$39,378,250	$42,581,037
Securities, at value	2,059,141	20,990,936	4,995,475	2,997,285	35,128,262	35,838,862
Repurchase Agreements, at value	4,801,902	28,767,512	7,604,972	2,970,264	4,485,212	8,946,671
Total Investment Securities	6,861,043	49,758,448	12,600,447	5,967,549	39,613,474	44,785,533
Cash	—	—	—	—	2,022	581,955
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	13,200	32,175
Segregated cash balances with custodian for swap agreements	3,079,664	—	6,791,000	—	14,697,804	648,104
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	13	3	1	100,904	193,148
Receivable for investments sold	—	—	—	—	2,285,092	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	2,407	—	—	3,101	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	3,124	23,219
Unrealized appreciation on non-centrally cleared swap agreements	491,638	5,836,300	5,186,253	314,753	106,924	5,082,987
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,106	1,491	1,474	1,065	50,383	1,501
Total Assets	10,435,860	55,596,252	24,579,177	6,286,469	56,872,927	51,348,622
LIABILITIES:
Cash overdraft	29	201	90	24	—	—
Payable for investments purchased	—	—	—	—	2,279,367	1,990,847
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	19,093	11,340	—	54,125	15,622
Management Services fees payable	—	4,337	2,315	—	15,751	3,456
Custodian fees payable	273	1,435	949	177	39,851	2,248
Administration fees payable	18,858	19,068	18,872	18,857	58,739	31,048
Trustee fees payable	28	285	130	28	3,166	213
Licensing fees payable	—	17,889	—	—	61,653	5,552
Listing fees payable	—	—	—	—	—	—
Professional fees payable	8,771	9,199	8,592	8,982	4,692	8,717
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-centrally cleared swap agreements	2,985,793	631,175	53,416	153,441	20,743,176	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	755	2,264	2,630	663	10,877	1,008
Total Liabilities	3,014,507	704,946	98,334	182,172	23,271,397	2,058,711
NET ASSETS	$7,421,353	$54,891,306	$24,480,843	$6,104,297	$33,601,530	$49,289,911
NET ASSETS CONSIST OF:
Paid in Capital	$20,509,001	$51,593,220	$16,709,903	$5,902,659	$154,614,430	$41,778,055
Accumulated undistributed net investment income (loss)	(161,160)	(733,122)	(527,631)	(95,907)	829,001	106,963
Accumulated net realized gains (losses) on investments	(10,432,140)	(1,173,259)	3,166,107	136,404	(101,444,141)	107,586
Net unrealized appreciation (depreciation) on:
Investments	(193)	(658)	(373)	(171)	235,224	2,204,496
Futures contracts	—	—	—	—	3,268	9,824
Swap agreements	(2,494,155)	5,205,125	5,132,837	161,312	(20,636,252)	5,082,987
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$7,421,353	$54,891,306	$24,480,843	$6,104,297	$33,601,530	$49,289,911
Shares (unlimited number of shares authorized, no par value)	199,948	850,000	300,000	150,000	600,000	650,000
Net Asset Value	$37.12	$64.58	$81.60	$40.70	$56.00	$75.83

See accompanying notes to the financial statements.

280 :: NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra High Yield	Ultra Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$2,914,612	$2,823,657
Securities, at value	2,327,555	2,563,284
Repurchase Agreements, at value	562,057	284,935
Total Investment Securities	2,889,612	2,848,219
Cash	—	—
Foreign cash	—	—
Segregated cash balances with brokers for futures contracts	—	—
Segregated cash balances with custodian for swap agreements	50,000	1,002
Segregated cash balance with brokers for centrally cleared swap agreements	—	—
Dividends and interest receivable	—	—
Receivable for investments sold	—	—
Due from counterparty	—	—
Receivable for capital shares issued	—	—
Receivable from Advisor	10,948	9,395
Reclaims receivable	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—
Receivable for variation margin on futures contracts	—	—
Unrealized appreciation on non-centrally cleared swap agreements	39,903	203,932
Unrealized appreciation on forward currency contracts	—	—
Prepaid expenses	3,311	2,296
Total Assets	2,993,774	3,064,844
LIABILITIES:
Cash overdraft	7	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	—	—
Advisory fees payable	—	—
Management Services fees payable	—	—
Custodian fees payable	292	124
Administration fees payable	31,385	31,385
Trustee fees payable	11	13
Licensing fees payable	—	—
Listing fees payable	—	—
Professional fees payable	8,496	8,491
Payable for variation margin on centrally cleared swap agreements	—	—
Payable for variation margin on futures contracts	—	—
Unrealized depreciation on non-centrally cleared swap agreements	55,586	224
Unrealized depreciation on forward currency contracts	—	—
Other liabilities	533	519
Total Liabilities	96,310	40,756
NET ASSETS	$2,897,464	$3,024,088
NET ASSETS CONSIST OF:
Paid in Capital	$1,969,418	$2,775,319
Accumulated undistributed net investment income (loss)	(4,119)	(5,028)
Accumulated net realized gains (losses) on investments	972,848	25,527
Net unrealized appreciation (depreciation) on:
Investments	(25,000)	24,562
Futures contracts	—	—
Swap agreements	(15,683)	203,708
Foreign currency transactions	—	—
NET ASSETS	$2,897,464	$3,024,088
Shares (unlimited number of shares authorized, no par value)	50,000	50,000
Net Asset Value	$57.95	$60.48
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2014 (UNAUDITED) :: 281

STATEMENTS OF OPERATIONS

282 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	MSCI EAFE Dividend Growers ETF
	October 8, 2014* through November 30, 2014		Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	August 19, 2014* through November 30, 2014
INVESTMENT INCOME:
Dividends	$—	(1)	$186,658	$216,228	$3,893,144	$3,227,754	$22,811
Interest	1		3,426	2,856	—	4	—
Foreign withholding tax on income	—		(10,248)	(2,809)	—	—	(797)
Total Investment Income	1		179,836	216,275	3,893,144	3,227,758	22,014
EXPENSES:
Advisory fees (Note 4)	1,129		33,459	23,939	1,392,116	459,786	5,384
Management Services fees (Note 4)	1,613		7,435	4,788	185,614	131,367	1,077
Professional fees	16,673		8,619	8,578	12,762	10,885	6,672
Administration fees (Note 5)	3,112		11,417	47,306	94,430	75,877	1,687
Custodian fees (Note 6)	161		8,549	2,649	53,750	18,911	2,500
Printing and Shareholder reports	14,626		1,395	460	29,957	13,025	6,798
Licensing fees (Note 7)	8,712		10,027	15,041	12,534	52,548	508
Listing fees (Note 7)	2,996		4,505	—	4,505	4,505	5,246
Trustees fees (Note 8)	77		181	110	3,968	3,302	29
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—		—	—	—	—	—
Other fees	593		2,219	2,034	16,151	13,523	1,079
Total Gross Expenses before fees waived and/or reimbursed	49,692		87,806	104,905	1,805,787	783,729	30,980
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(46,921)		(54,345)	(76,187)	(970,132)	(323,642)	(25,599)
Total Net Expenses	2,771		33,461	28,718	835,655	460,087	5,381
Net Investment Income (Loss)	(2,770)		146,375	187,557	3,057,489	2,767,671	16,633
NET REALIZED GAIN (LOSS) ON:
Investments	(40,706	)(2)	112,712	(104,216)	6,137,618	(305,083)	(23,226)
Futures contracts	—		—	—	—	—	—
Swap agreements	—		—	—	(6,062,472)	—	—
In-kind redemptions of investments	—		557,583	—	41,779,143	—	—
Foreign currency transactions	—		1,462	4,052	—	—	(2,124)
Net realized gain (loss)	(40,706)		671,757	(100,164)	41,854,289	(305,083)	(25,350)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—		(452,706)	(459,257)	(21,268,194)	30,602,553	(221,379)
Investments in Affiliated Underlying Funds	146,830		—	—	—	—	—
Futures contracts	—		—	—	—	—	—
Swap agreements	—		—	—	9,853,180	—	—
Foreign currency translations	—		(491)	(851)	—	—	(131)
Change in net unrealized appreciation/depreciation	146,830		(453,197)	(460,108)	(11,415,014)	30,602,553	(221,510)
Net realized and unrealized gain (loss)	106,124		218,560	(560,272)	30,439,275	30,297,470	(246,860)
Change in Net Assets Resulting from Operations	$103,354		$364,935	$(372,715)	$33,496,764	$33,065,141	$(230,227)

*  Commencement of investment operations.

(1)  Includes dividend income received from affiliated Underlying ETFs of $—.

(2)  Includes net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(40,706) and distributions of realized gain received from affiliated Underlying ETFs of $—.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 283

	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged	USD Covered Bond	German Sovereign/Sub- Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$45,485
Interest	4,629,123	2,098,574	44,315	23,580	221,805	2,183
Foreign withholding tax on income	—	—	—	—	—	(14)
Total Investment Income	4,629,123	2,098,574	44,315	23,580	221,805	47,654
EXPENSES:
Advisory fees (Note 4)	405,989	165,005	11,879	9,508	24,179	127,678
Management Services fees (Note 4)	81,197	55,001	3,394	2,717	4,836	17,024
Professional fees	10,136	9,619	8,570	8,543	8,580	8,914
Administration fees (Note 5)	74,237	58,841	47,256	46,940	11,894	47,608
Custodian fees (Note 6)	9,016	7,111	410	7,608	6,212	24,724
Printing and Shareholder reports	9,768	4,584	1,323	122	2,223	4,205
Licensing fees (Note 7)	40,600	21,895	5,014	12,534	2,418	51,071
Listing fees (Note 7)	—	—	4,505	4,505	—	4,505
Trustees fees (Note 8)	1,474	997	65	51	83	315
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	10,294	7,208	1,978	1,962	2,437	2,864
Total Gross Expenses before fees waived and/or reimbursed	642,711	330,261	84,394	94,490	62,862	288,908
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(236,855)	(165,293)	(72,515)	(82,270)	(38,687)	(127,173)
Total Net Expenses	405,856	164,968	11,879	12,220	24,175	161,735
Net Investment Income (Loss)	4,223,267	1,933,606	32,436	11,360	197,630	(114,081)
NET REALIZED GAIN (LOSS) ON:
Investments	(1,013,563)	253,736	(12,327)	(101,511)	(96,373)	125,004
Futures contracts	(2,461,865)	(4,729,409)	—	—	—	75,880
Swap agreements	—	—	—	—	—	(912,711)
In-kind redemptions of investments	21,634	455,740	6,893	—	22,075	—
Foreign currency transactions	—	—	—	(4,352)	—	—
Net realized gain (loss)	(3,453,794)	(4,019,933)	(5,434)	(105,863)	(74,298)	(711,827)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(5,860,404)	(53,708)	5,982	(272,989)	(253,275)	422,245
Futures contracts	(352,391)	(495,994)	—	—	—	25,964
Swap agreements	—	—	—	—	—	762,466
Foreign currency translations	—	—	—	(1,887)	—	—
Change in net unrealized appreciation/depreciation	(6,212,795)	(549,702)	5,982	(274,876)	(253,275)	1,210,675
Net realized and unrealized gain (loss)	(9,666,589)	(4,569,635)	548	(380,739)	(327,573)	498,848
Change in Net Assets Resulting from Operations	$(5,443,322)	$(2,636,029)	$32,984	$(369,379)	$(129,943)	$384,767

See accompanying notes to the financial statements.

284 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Merger ETF	RAFI® Long/Short	30 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$22,522	$718,742	$—	$—	$—	$—
Interest	6	9	53,806	49,694	11,961	22,213
Foreign withholding tax on income	(792)	—	—	—	—	—
Total Investment Income	21,736	718,751	53,806	49,694	11,961	22,213
EXPENSES:
Advisory fees (Note 4)	10,980	234,471	13,693	10,760	4,603	5,762
Management Services fees (Note 4)	1,464	31,263	2,490	1,956	837	1,048
Professional fees	8,514	9,180	8,539	8,981	8,745	8,505
Administration fees (Note 5)	47,336	50,433	46,633	46,633	46,633	46,633
Custodian fees (Note 6)	2,357	15,438	364	324	59	120
Printing and Shareholder reports	152	6,294	2,042	2,317	1,181	1,334
Licensing fees (Note 7)	15,041	—	2,600	2,416	2,298	2,714
Listing fees (Note 7)	—	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	22	625	43	38	15	21
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,892	4,450	1,897	1,875	1,806	1,819
Total Gross Expenses before fees waived and/or reimbursed	87,758	356,659	82,806	79,805	70,682	72,461
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(76,779)	(59,698)	(64,144)	(65,125)	(64,411)	(64,597)
Total Net Expenses	10,979	296,961	18,662	14,680	6,271	7,864
Net Investment Income (Loss)	10,757	421,790	35,144	35,014	5,690	14,349
NET REALIZED GAIN (LOSS) ON:
Investments	19,903	(310,248)	73,180	—	32,533	22,698
Futures contracts	—	—	—	—	—	—
Swap agreements	—	—	42,227	9,255	82,598	119,943
In-kind redemptions of investments	32,620	361,606	62	—	—	—
Foreign currency transactions	38,710	—	—	—	—	—
Net realized gain (loss)	91,233	51,358	115,469	9,255	115,131	142,641
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(24,567)	3,328,247	65,846	222,023	(54,907)	19,167
Futures contracts	—	—	—	—	—	—
Swap agreements	(119,529)	(4,791,589)	(664,949)	54,738	(323,563)	119,745
Foreign currency translations	7,446	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(136,650)	(1,463,342)	(599,103)	276,761	(378,470)	138,912
Net realized and unrealized gain (loss)	(45,417)	(1,411,984)	(483,634)	286,016	(263,339)	281,553
Change in Net Assets Resulting from Operations	$(34,660)	$(990,194)	$(448,490)	$321,030	$(257,649)	$295,902

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 285

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
	August 5, 2014* through November 30, 2014	August 5, 2014* through November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	47	224	179,423	18,911	37,495	5,715
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	47	224	179,423	18,911	37,495	5,715
EXPENSES:
Advisory fees (Note 4)	12,187	17,986	6,103,119	894,756	1,056,348	331,375
Management Services fees (Note 4)	1,875	2,767	813,743	119,300	140,845	44,183
Professional fees	7,228	7,236	28,459	11,235	12,076	9,910
Administration fees (Note 5)	2,141	3,122	112,627	52,621	57,761	34,534
Custodian fees (Note 6)	2,500	2,500	73,091	12,617	15,744	8,448
Printing and Shareholder reports	3,750	3,750	85,704	16,684	32,729	5,270
Licensing fees (Note 7)	—	—	1,254	119,300	56,339	1,254
Listing fees (Note 7)	5,189	5,189	7,013	4,505	4,505	4,505
Trustees fees (Note 8)	50	65	14,215	1,460	2,473	341
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,243	1,289	59,949	11,607	12,217	6,724
Total Gross Expenses before fees waived and/or reimbursed	36,163	43,904	7,299,174	1,244,085	1,391,037	446,544
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(26,787)	(30,071)	—	(112,051)	(53,584)	(26,897)
Total Net Expenses	9,376	13,833	7,299,174	1,132,034	1,337,453	419,647
Net Investment Income (Loss)	(9,329)	(13,609)	(7,119,751)	(1,113,123)	(1,299,958)	(413,932)
NET REALIZED GAIN (LOSS) ON:
Investments	(357)	(208)	(1)	—	2	1,491
Futures contracts	—	—	(16,289,381)	(7,153,973)	(2,836,298)	(724,877)
Swap agreements	16,244	(28,909)	(62,276,470)	(10,755,070)	(3,443,142)	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	8,933	(6,582)	—	—	—	—
Net realized gain (loss)	24,820	(35,699)	(78,565,852)	(17,909,043)	(6,279,438)	(723,386)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	(65,048)	(3,394)	(13,178)	(290)
Futures contracts	—	—	2,063,068	619,614	(249,830)	178,534
Swap agreements	130,834	(159,244)	(79,076,945)	(32,535,563)	(14,849,749)	(2,738,569)
Foreign currency translations	(8,933)	6,260	—	—	—	—
Change in net unrealized appreciation/depreciation	121,901	(152,984)	(77,078,925)	(31,919,343)	(15,112,757)	(2,560,325)
Net realized and unrealized gain (loss)	146,721	(188,683)	(155,644,777)	(49,828,386)	(21,392,195)	(3,283,711)
Change in Net Assets Resulting from Operations	$137,392	$(202,292)	$(162,764,528)	$(50,941,509)	$(22,692,153)	$(3,697,643)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	71,859	597	23	228,277	54,430	31,980
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	71,859	597	23	228,277	54,430	31,980
EXPENSES:
Advisory fees (Note 4)	2,756,293	35,672	2,305	5,588,194	1,394,604	828,439
Management Services fees (Note 4)	367,503	4,756	307	745,087	185,946	110,458
Professional fees	17,261	8,641	8,945	27,696	13,100	11,273
Administration fees (Note 5)	91,316	28,328	28,327	110,917	66,784	50,939
Custodian fees (Note 6)	35,791	394	26	73,902	19,947	14,418
Printing and Shareholder reports	40,359	1,894	166	94,142	35,098	33,420
Licensing fees (Note 7)	349,126	1,254	284	1,254	185,946	44,184
Listing fees (Note 7)	5,759	4,505	4,505	5,759	4,505	4,505
Trustees fees (Note 8)	4,982	90	6	12,653	3,342	1,823
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	38,400	2,056	1,779	61,871	18,337	9,966
Total Gross Expenses before fees waived and/or reimbursed	3,706,790	87,590	46,650	6,721,475	1,927,609	1,109,425
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(216,045)	(42,420)	(43,733)	—	(164,086)	(60,913)
Total Net Expenses	3,490,745	45,170	2,917	6,721,475	1,763,523	1,048,512
Net Investment Income (Loss)	(3,418,886)	(44,573)	(2,894)	(6,493,198)	(1,709,093)	(1,016,532)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(7,013,436)	—	—	(20,377,031)	(4,475,329)	(1,539,759)
Swap agreements	(10,231,118)	—	—	(128,825,993)	(45,001,968)	(12,026,027)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(17,244,554)	—	—	(149,203,024)	(49,477,297)	(13,565,786)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	3,612	(356)	(4)	(97,139)	(17,447)	(6,870)
Futures contracts	(1,071,070)	—	—	5,451,241	1,435,129	71,549
Swap agreements	(79,283)	(503,533)	(101,864)	(86,038,911)	(64,757,429)	(17,994,544)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(1,146,741)	(503,889)	(101,868)	(80,684,809)	(63,339,747)	(17,929,865)
Net realized and unrealized gain (loss)	(18,391,295)	(503,889)	(101,868)	(229,887,833)	(112,817,044)	(31,495,651)
Change in Net Assets Resulting from Operations	$(21,810,181)	$(548,462)	$(104,762)	$(236,381,031)	$(114,526,137)	$(32,512,183)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 287

	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	873	33,932	390	70,677	37,065	12,475
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	873	33,932	390	70,677	37,065	12,475
EXPENSES:
Advisory fees (Note 4)	44,458	1,063,737	26,617	2,018,273	1,200,028	462,069
Management Services fees (Note 4)	5,928	141,898	3,551	269,101	160,003	61,609
Professional fees	8,637	12,374	8,563	15,105	12,125	10,225
Administration fees (Note 5)	28,329	57,829	28,328	81,269	61,597	38,723
Custodian fees (Note 6)	1,407	14,623	421	32,476	19,036	6,866
Printing and Shareholder reports	2,490	24,211	1,356	29,171	15,488	12,361
Licensing fees (Note 7)	1,254	134,802	1,254	1,254	160,003	24,644
Listing fees (Note 7)	4,505	4,505	4,505	5,759	6,979	4,505
Trustees fees (Note 8)	108	2,296	50	4,696	2,583	1,092
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,139	11,399	2,107	29,201	20,977	7,086
Total Gross Expenses before fees waived and/or reimbursed	99,255	1,467,674	76,752	2,486,305	1,658,819	629,180
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(42,971)	(120,133)	(43,033)	—	(142,582)	(44,562)
Total Net Expenses	56,284	1,347,541	33,719	2,486,305	1,516,237	584,618
Net Investment Income (Loss)	(55,411)	(1,313,609)	(33,329)	(2,415,628)	(1,479,172)	(572,143)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(93,109)	184,718	—	(12,127,896)	(3,544,446)	(347,364)
Swap agreements	—	16,632,459	—	(51,518,384)	(39,274,170)	(7,661,227)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(93,109)	16,817,177	—	(63,646,280)	(42,818,616)	(8,008,591)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(6,890)	(8)	(40,371)	(7,248)	(2,989)
Futures contracts	(11,911)	(817,762)	—	2,590,020	1,141,422	2,736
Swap agreements	(1,075,871)	(33,871,157)	(505,753)	(63,449,672)	(102,932,695)	(17,230,872)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(1,087,782)	(34,695,809)	(505,761)	(60,900,023)	(101,798,521)	(17,231,125)
Net realized and unrealized gain (loss)	(1,180,891)	(17,878,632)	(505,761)	(124,546,303)	(144,617,137)	(25,239,716)
Change in Net Assets Resulting from Operations	$(1,236,302)	$(19,192,241)	$(539,090)	$(126,961,931)	$(146,096,309)	$(25,811,859)

See accompanying notes to the financial statements.

288 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	288	7,852	46	83	5	8
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	288	7,852	46	83	5	8
EXPENSES:
Advisory fees (Note 4)	29,374	325,717	2,404	8,515	1,905	2,923
Management Services fees (Note 4)	3,919	43,459	321	1,135	254	390
Professional fees	8,578	9,761	8,733	8,753	8,730	8,492
Administration fees (Note 5)	28,327	33,832	28,327	28,327	28,327	28,327
Custodian fees (Note 6)	1,406	5,385	27	113	21	110
Printing and Shareholder reports	858	7,959	191	411	263	353
Licensing fees (Note 7)	1,254	41,285	297	1,050	235	360
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	51	747	6	16	5	7
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,219	5,550	1,774	1,838	1,771	1,785
Total Gross Expenses before fees waived and/or reimbursed	80,491	478,200	46,585	54,663	46,016	47,252
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,282)	(65,478)	(43,542)	(43,885)	(43,606)	(43,554)
Total Net Expenses	37,209	412,722	3,043	10,778	2,410	3,698
Net Investment Income (Loss)	(36,921)	(404,870)	(2,997)	(10,695)	(2,405)	(3,690)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(114,068)	(329,405)	—	—	—	—
Swap agreements	(12,112)	5,437,984	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(126,180)	5,108,579	—	—	—	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	12	(1,140)	(25)	(52)	—	—
Futures contracts	(2,548)	(90,830)	—	—	—	—
Swap agreements	(535,943)	(9,902,255)	(94,837)	(346,189)	(67,739)	(144,878)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(538,479)	(9,994,225)	(94,862)	(346,241)	(67,739)	(144,878)
Net realized and unrealized gain (loss)	(664,659)	(4,885,646)	(94,862)	(346,241)	(67,739)	(144,878)
Change in Net Assets Resulting from Operations	$(701,580)	$(5,290,516)	$(97,859)	$(356,936)	$(70,144)	$(148,568)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 289

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	60	156	125	3,306	72	2,815
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	60	156	125	3,306	72	2,815
EXPENSES:
Advisory fees (Note 4)	6,725	19,635	4,713	78,924	6,523	105,559
Management Services fees (Note 4)	897	2,620	628	10,523	870	14,074
Professional fees	8,747	8,790	8,745	8,764	8,961	9,076
Administration fees (Note 5)	28,327	28,327	28,328	28,330	28,329	28,329
Custodian fees (Note 6)	73	265	54	941	147	1,529
Printing and Shareholder reports	523	1,202	454	6,697	451	5,862
Licensing fees (Note 7)	829	2,423	251	4,209	348	5,630
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	17	32	12	204	17	179
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,819	2,016	1,788	2,393	1,807	3,213
Total Gross Expenses before fees waived and/or reimbursed	52,462	69,815	49,478	145,490	51,958	177,956
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,947)	(44,942)	(43,509)	(45,582)	(43,689)	(44,296)
Total Net Expenses	8,515	24,873	5,969	99,908	8,269	133,660
Net Investment Income (Loss)	(8,455)	(24,717)	(5,844)	(96,602)	(8,197)	(130,845)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	(237)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	—	—	(257,733)	(5,849,828)	(115,195)	(2,989,622)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	—	(257,733)	(5,850,065)	(115,195)	(2,989,622)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(13)	(72)	(59)	(4,183)	11	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(117,584)	(588,240)	259,143	3,551,090	369,861	1,279,195
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(117,597)	(588,312)	259,084	3,546,907	369,872	1,279,195
Net realized and unrealized gain (loss)	(117,597)	(588,312)	1,351	(2,303,158)	254,677	(1,710,427)
Change in Net Assets Resulting from Operations	$(126,052)	$(613,029)	$(4,493)	$(2,399,760)	$246,480	$(1,841,272)

See accompanying notes to the financial statements.

290 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	10	2,054	4,675	14	406	10,180
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	10	2,054	4,675	14	406	10,180
EXPENSES:
Advisory fees (Note 4)	5,461	52,226	247,563	12,721	30,045	270,690
Management Services fees (Note 4)	728	6,963	33,026	1,696	4,006	36,092
Professional fees	8,740	8,670	9,420	8,764	9,032	9,899
Administration fees (Note 5)	28,327	28,330	30,718	28,327	28,328	31,639
Custodian fees (Note 6)	88	590	3,226	265	362	4,964
Printing and Shareholder reports	308	4,606	3,248	781	2,266	19,990
Licensing fees (Note 7)	291	2,785	33,026	679	1,602	14,437
Listing fees (Note 7)	4,505	4,505	2,032	4,505	4,505	4,505
Trustees fees (Note 8)	9	157	520	29	73	666
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,797	2,180	5,635	1,912	2,135	4,081
Total Gross Expenses before fees waived and/or reimbursed	50,254	111,012	368,414	59,679	82,354	396,963
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,341)	(44,872)	(55,541)	(43,577)	(44,351)	(54,486)
Total Net Expenses	6,913	66,140	312,873	16,102	38,003	342,477
Net Investment Income (Loss)	(6,903)	(64,086)	(308,198)	(16,088)	(37,597)	(332,297)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	(95)
Futures contracts	—	—	—	—	—	—
Swap agreements	(30,565)	(1,129,892)	(4,988,108)	(66,334)	(371,498)	(13,059,823)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(30,565)	(1,129,892)	(4,988,108)	(66,334)	(371,498)	(13,059,918)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(922)	(274)	—	(198)	(1,767)
Futures contracts	—	—	—	—	—	—
Swap agreements	(87,986)	675,420	(28,284,931)	(356,668)	(1,657,373)	(1,858,837)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(87,986)	674,498	(28,285,205)	(356,668)	(1,657,571)	(1,860,604)
Net realized and unrealized gain (loss)	(118,551)	(455,394)	(33,273,313)	(423,002)	(2,029,069)	(14,920,522)
Change in Net Assets Resulting from Operations	$(125,454)	$(519,480)	$(33,581,511)	$(439,090)	$(2,066,666)	$(15,252,819)
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 291

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	197	319	4,812	5,597	451	384
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	197	319	4,812	5,597	451	384
EXPENSES:
Advisory fees (Note 4)	9,317	17,200	166,006	161,681	15,563	17,082
Management Services fees (Note 4)	1,242	2,293	22,148	21,557	2,077	2,278
Professional fees	8,968	9,191	9,051	9,284	8,785	8,991
Administration fees (Note 5)	28,327	28,327	28,515	28,329	28,327	28,328
Custodian fees (Note 6)	296	315	1,871	1,898	175	181
Printing and Shareholder reports	442	1,089	10,165	30,648	1,899	2,220
Licensing fees (Note 7)	497	917	8,859	8,623	831	911
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	27	42	476	378	43	52
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,883	2,048	3,243	3,141	1,882	1,891
Total Gross Expenses before fees waived and/or reimbursed	55,504	65,927	254,839	270,044	64,087	66,439
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,733)	(44,168)	(44,070)	(65,462)	(44,412)	(44,843)
Total Net Expenses	11,771	21,759	210,769	204,582	19,675	21,596
Net Investment Income (Loss)	(11,574)	(21,440)	(205,957)	(198,985)	(19,224)	(21,212)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(451,151)	(89,560)	1,016,499	(11,178,552)	(102,588)	(291,203)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(451,151)	(89,560)	1,016,499	(11,178,552)	(102,588)	(291,203)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(96)	(197)	(1,244)	(1,782)	(210)	(330)
Futures contracts	—	—	—	—	—	—
Swap agreements	(704,366)	(987,357)	12,909,269	3,148,558	(1,934,170)	(1,260,969)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(704,462)	(987,554)	12,908,025	3,146,776	(1,934,380)	(1,261,299)
Net realized and unrealized gain (loss)	(1,155,613)	(1,077,114)	13,924,524	(8,031,776)	(2,036,968)	(1,552,502)
Change in Net Assets Resulting from Operations	$(1,167,187)	$(1,098,554)	$13,718,567	$(8,230,761)	$(2,056,192)	$(1,573,714)

See accompanying notes to the financial statements.

292 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	6	284	16	14,919	27,890	914
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	6	284	16	14,919	27,890	914
EXPENSES:
Advisory fees (Note 4)	2,444	16,774	15,385	790,761	732,557	50,365
Management Services fees (Note 4)	326	2,237	2,052	105,434	97,674	6,715
Professional fees	8,734	8,987	8,527	11,078	11,617	9,333
Administration fees (Note 5)	28,327	28,327	28,327	49,379	47,742	28,329
Custodian fees (Note 6)	36	395	329	9,334	11,494	2,062
Printing and Shareholder reports	180	798	145	8,122	11,057	2,309
Licensing fees (Note 7)	130	895	821	31,628	46,356	5,533
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	8	54	35	2,347	1,851	78
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,779	2,026	2,013	7,607	10,411	3,276
Total Gross Expenses before fees waived and/or reimbursed	46,469	64,998	62,139	1,020,195	975,264	112,505
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,373)	(43,779)	(42,675)	(18,442)	(47,323)	(48,806)
Total Net Expenses	3,096	21,219	19,464	1,001,753	927,941	63,699
Net Investment Income (Loss)	(3,090)	(20,935)	(19,448)	(986,834)	(900,051)	(62,785)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	562	950	(164)
Futures contracts	—	—	—	—	—	—
Swap agreements	(30,714)	(895,500)	(291,089)	(3,443,334)	(2,876,154)	(5,378,866)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(30,714)	(895,500)	(291,089)	(3,442,772)	(2,875,204)	(5,379,030)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(70)	—	(114)	(3,420)	(224)
Futures contracts	—	—	—	—	—	—
Swap agreements	22,353	(148,367)	(1,014,605)	8,999,634	5,074,021	1,754,642
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	22,353	(148,437)	(1,014,605)	8,999,520	5,070,601	1,754,418
Net realized and unrealized gain (loss)	(8,361)	(1,043,937)	(1,305,694)	5,556,748	2,195,397	(3,624,612)
Change in Net Assets Resulting from Operations	$(11,451)	$(1,064,872)	$(1,325,142)	$4,569,914	$1,295,346	$(3,687,397)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 293

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	387	6,325	2,764	45	1,982	14,105
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	387	6,325	2,764	45	1,982	14,105
EXPENSES:
Advisory fees (Note 4)	21,452	153,338	135,804	7,929	71,964	305,298
Management Services fees (Note 4)	2,860	20,445	18,107	1,057	9,603	40,765
Professional fees	8,802	9,472	9,191	9,596	8,939	9,748
Administration fees (Note 5)	28,328	28,335	28,331	28,328	28,329	33,040
Custodian fees (Note 6)	389	3,689	1,593	104	1,670	6,124
Printing and Shareholder reports	1,786	11,077	6,900	173	1,087	14,897
Licensing fees (Note 7)	977	9,374	5,432	425	3,853	35,401
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	68	415	385	18	195	679
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,054	4,507	2,825	1,860	2,572	5,154
Total Gross Expenses before fees waived and/or reimbursed	71,221	245,157	213,073	53,995	132,717	455,611
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(44,041)	(50,949)	(40,966)	(43,948)	(41,450)	(68,965)
Total Net Expenses	27,180	194,208	172,107	10,047	91,267	386,646
Net Investment Income (Loss)	(26,793)	(187,883)	(169,343)	(10,002)	(89,285)	(372,541)
NET REALIZED GAIN (LOSS) ON:
Investments	93	—	—	—	(11)	299
Futures contracts	—	—	—	—	—	—
Swap agreements	—	(1,339,657)	(12,478,572)	(226,487)	(2,816,261)	(11,484,473)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	93	(1,339,657)	(12,478,572)	(226,487)	(2,816,272)	(11,484,174)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(60)	(1,489)	(685)	(10)	(95)	(11,733)
Futures contracts	—	—	—	—	—	—
Swap agreements	332,124	706,829	16,041,497	407,367	4,388,708	(11,997,827)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	332,064	705,340	16,040,812	407,357	4,388,613	(12,009,560)
Net realized and unrealized gain (loss)	332,157	(634,317)	3,562,240	180,870	1,572,341	(23,493,734)
Change in Net Assets Resulting from Operations	$305,364	$(822,200)	$3,392,897	$170,868	$1,483,056	$(23,866,275)

See accompanying notes to the financial statements.

294 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	432	56	5,321	205,505	6,272	51
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	432	56	5,321	205,505	6,272	51
EXPENSES:
Advisory fees (Note 4)	45,665	3,645	267,862	5,637,495	240,034	11,050
Management Services fees (Note 4)	6,091	486	35,715	751,661	32,004	1,473
Professional fees	9,073	8,736	9,481	25,685	9,469	8,973
Administration fees (Note 5)	28,328	28,327	31,526	111,077	30,754	28,328
Custodian fees (Note 6)	636	41	4,090	64,162	2,619	174
Printing and Shareholder reports	2,145	238	3,920	86,205	7,425	434
Licensing fees (Note 7)	2,649	190	13,393	281,876	15,668	9,401
Listing fees (Note 7)	4,505	4,505	4,505	7,013	4,505	4,505
Trustees fees (Note 8)	119	10	676	13,933	629	39
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,286	1,785	5,480	64,509	3,574	1,922
Total Gross Expenses before fees waived and/or reimbursed	101,497	47,963	376,648	7,043,616	346,681	66,299
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,654)	(43,346)	(37,425)	—	(42,641)	(52,304)
Total Net Expenses	57,843	4,617	339,223	7,043,616	304,040	13,995
Net Investment Income (Loss)	(57,411)	(4,561)	(333,902)	(6,838,111)	(297,768)	(13,944)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	(16,727)	(3,075,999)	—	—
Swap agreements	—	—	(2,335,317)	(214,935,929)	—	(133,898)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	—	(2,352,044)	(218,011,928)	—	(133,898)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(175)	(51)	(955)	(27,611)	(2,081)	(2)
Futures contracts	—	—	(4,183)	(147,213)	—	—
Swap agreements	(812,659)	(10,282)	(41,687)	81,421,925	146,300	52,314
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(812,834)	(10,333)	(46,825)	81,247,101	144,219	52,312
Net realized and unrealized gain (loss)	(812,834)	(10,333)	(2,398,869)	(136,764,827)	144,219	(81,586)
Change in Net Assets Resulting from Operations	$(870,245)	$(14,894)	$(2,732,771)	$(143,602,938)	$(153,549)	$(95,530)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 295

	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra Russell3000
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$43,636
Interest	7	33,902	530,854	812	322	6
Foreign withholding tax on income	—	—	—	—	—	(19)
Total Investment Income	7	33,902	530,854	812	322	43,623
EXPENSES:
Advisory fees (Note 4)	14,426	1,120,187	15,690,159	45,704	438,653	22,294
Management Services fees (Note 4)	1,923	149,357	2,092,160	6,094	58,487	2,973
Professional fees	8,526	12,583	57,481	9,069	9,727	8,542
Administration fees (Note 5)	28,327	59,462	145,174	28,329	37,937	50,482
Custodian fees (Note 6)	175	15,791	179,944	625	5,938	45,333
Printing and Shareholder reports	381	14,783	178,219	539	4,050	238
Licensing fees (Note 7)	721	56,010	784,569	2,285	21,933	2,749
Listing fees (Note 7)	4,505	4,505	7,013	4,505	4,505	4,505
Trustees fees (Note 8)	37	2,847	38,534	118	1,118	83
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,872	10,916	159,698	2,325	7,859	1,905
Total Gross Expenses before fees waived and/or reimbursed	60,893	1,446,441	19,332,951	99,593	590,207	139,104
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(42,626)	(28,087)	—	(41,699)	(35,452)	(110,829)
Total Net Expenses	18,267	1,418,354	19,332,951	57,894	554,755	28,275
Net Investment Income (Loss)	(18,260)	(1,384,452)	(18,802,097)	(57,082)	(554,433)	15,348
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	(6,128)
Futures contracts	—	(212,221)	(8,858,875)	—	(403,017)	—
Swap agreements	(79,446)	(23,230,837)	(1,218,690,244)	(429,737)	(6,509,970)	435,838
In-kind redemptions of investments	—	—	—	—	—	259,260
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(79,446)	(23,443,058)	(1,227,549,119)	(429,737)	(6,912,987)	688,970
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(4,470)	(17,920)	94	—	305,411
Futures contracts	—	(15,974)	(359,422)	—	(4,868)	—
Swap agreements	(45,703)	3,575,074	465,027,542	571,378	(26,081,799)	389,783
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(45,703)	3,554,630	464,650,200	571,472	(26,086,667)	695,194
Net realized and unrealized gain (loss)	(125,149)	(19,888,428)	(762,898,919)	141,735	(32,999,654)	1,384,164
Change in Net Assets Resulting from Operations	$(143,409)	$(21,272,880)	$(781,701,016)	$84,653	$(33,554,087)	$1,399,512

See accompanying notes to the financial statements.

296 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$20,593,141	$4,840,389	$2,834,764	$2,699,108	$2,341,795	$115,247
Interest	26,811	8,078	1,430	5,655	12,488	8
Foreign withholding tax on income	(3,786)	—	—	—	(1,747)	(23)
Total Investment Income	20,616,166	4,848,467	2,836,194	2,704,763	2,352,536	115,232
EXPENSES:
Advisory fees (Note 4)	8,612,587	3,259,413	1,124,837	1,785,268	1,661,925	90,651
Management Services fees (Note 4)	1,148,337	434,585	149,977	238,447	222,080	12,087
Professional fees	32,633	17,586	11,667	29,453	12,944	8,765
Administration fees (Note 5)	148,981	125,513	87,184	99,989	100,586	47,855
Custodian fees (Note 6)	155,296	48,764	14,426	52,577	352,250	16,951
Printing and Shareholder reports	92,250	23,848	12,245	23,376	17,026	1,650
Licensing fees (Note 7)	1,254	434,585	59,992	1,254	210,975	1,254
Listing fees (Note 7)	5,759	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	21,492	9,729	3,237	7,664	730	256
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	548	—	—
Other fees	80,277	26,507	10,407	18,472	28,014	2,489
Total Gross Expenses before fees waived and/or reimbursed	10,298,866	4,385,035	1,478,477	2,261,553	2,611,035	186,463
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(249,627)	(52,471)	—	(505,133)	(71,583)
Total Net Expenses	10,298,866	4,135,408	1,426,006	2,261,553	2,105,902	114,880
Net Investment Income (Loss)	10,317,300	713,059	1,410,188	443,210	246,634	352
NET REALIZED GAIN (LOSS) ON:
Investments	(15,395,070)	(375,997)	76,166	(7,153,707)	(26,079,807)	(78,720)
Futures contracts	25,802,875	6,012,024	368,732	(5,980,513)	(6,008,438)	—
Swap agreements	95,391,555	11,189,004	14,597,680	(8,371,323)	(83,403,551)	(1,090,108)
In-kind redemptions of investments	82,502,780	38,678,947	7,784,476	(48,122,063)	(47,687,591)	1,864,426
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	188,302,140	55,503,978	22,827,054	(69,627,606)	(163,179,387)	695,598
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	86,279,909	63,792,100	11,004,827	(10,179,139)	1,725,068	(885,472)
Futures contracts	4,593,308	5,808,152	1,523,116	665,194	649,161	—
Swap agreements	95,134,894	136,946,058	11,073,335	(58,545,194)	11,411,191	2,357,613
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	186,008,111	206,546,310	23,601,278	(68,059,139)	13,785,420	1,472,141
Net realized and unrealized gain (loss)	374,310,251	262,050,288	46,428,332	(137,686,745)	(149,393,967)	2,167,739
Change in Net Assets Resulting from Operations	$384,627,551	$262,763,347	$47,838,520	$(137,243,535)	$(149,147,333)	$2,168,091

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 297

	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000	Ultra Russell1000 Value
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$5,648,531	$3,466,059	$1,112,834	$278,456	$922,849	$48,035
Interest	309	715	41	22	386	11
Foreign withholding tax on income	(1,037)	—	—	—	(686)	(21)
Total Investment Income	5,647,803	3,466,774	1,112,875	278,478	922,549	48,025
EXPENSES:
Advisory fees (Note 4)	2,896,548	2,933,420	491,451	185,625	755,969	20,027
Management Services fees (Note 4)	386,204	391,120	65,526	24,737	100,721	2,670
Professional fees	16,456	15,775	9,772	8,990	10,601	8,536
Administration fees (Note 5)	121,249	120,881	64,307	47,970	77,600	47,764
Custodian fees (Note 6)	63,930	49,798	7,375	8,488	121,635	22,617
Printing and Shareholder reports	15,216	16,513	4,656	2,007	4,868	583
Licensing fees (Note 7)	1,254	391,120	26,211	1,254	95,685	2,470
Listing fees (Note 7)	4,505	3,607	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	8,847	9,310	1,550	522	2,098	52
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	135,218	—	—	—	—	—
Other fees	23,043	26,202	5,857	3,309	8,371	1,945
Total Gross Expenses before fees waived and/or reimbursed	3,672,470	3,957,746	681,210	287,407	1,182,053	111,169
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(232,130)	(57,718)	(52,281)	(224,659)	(85,786)
Total Net Expenses	3,672,470	3,725,616	623,492	235,126	957,394	25,383
Net Investment Income (Loss)	1,975,333	(258,842)	489,383	43,352	(34,845)	22,642
NET REALIZED GAIN (LOSS) ON:
Investments	(266,794)	(349,442)	—	99,193	(2,725,568)	26,736
Futures contracts	9,438,813	3,273,684	770,992	178,738	(549,961)	—
Swap agreements	45,860,350	233,796,701	(3,097,318)	(2,227,057)	5,130,592	353,205
In-kind redemptions of investments	44,733,357	45,891,915	7,127,336	3,026,521	10,212,251	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	99,765,726	282,612,858	4,801,010	1,077,395	12,067,314	379,941
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	3,710,510	30,140,146	2,144,341	(1,951,363)	(4,849,753)	197,081
Futures contracts	(2,581,021)	2,292,831	(66,862)	11,423	(179,435)	—
Swap agreements	114,142,033	67,260,885	30,790,254	5,539,070	13,446,521	44,506
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	115,271,522	99,693,862	32,867,733	3,599,130	8,417,333	241,587
Net realized and unrealized gain (loss)	215,037,248	382,306,720	37,668,743	4,676,525	20,484,647	621,528
Change in Net Assets Resulting from Operations	$217,012,581	$382,047,878	$38,158,126	$4,719,877	$20,449,802	$644,170

See accompanying notes to the financial statements.

298 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$107,264	$52,903	$79,403	$67,321	$32,354	$815,350
Interest	7	28	6	49	27	19
Foreign withholding tax on income	(26)	(24)	(73)	(62)	(7)	—
Total Investment Income	107,245	52,907	79,336	67,308	32,374	815,369
EXPENSES:
Advisory fees (Note 4)	62,918	25,954	53,861	33,016	54,470	411,209
Management Services fees (Note 4)	8,389	3,460	7,181	4,400	7,258	54,828
Professional fees	8,671	8,561	8,640	8,579	8,655	9,759
Administration fees (Note 5)	47,725	47,565	47,620	49,022	48,660	60,848
Custodian fees (Note 6)	13,483	19,367	14,887	71,616	16,288	7,301
Printing and Shareholder reports	663	611	785	948	1,374	10,137
Licensing fees (Note 7)	7,760	3,201	6,643	4,070	6,714	21,931
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	145	66	124	85	148	982
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,266	1,947	2,203	2,068	2,206	5,127
Total Gross Expenses before fees waived and/or reimbursed	156,525	115,237	146,449	178,309	150,278	586,627
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(76,768)	(82,342)	(78,181)	(136,502)	(81,285)	(65,896)
Total Net Expenses	79,757	32,895	68,268	41,807	68,993	520,731
Net Investment Income (Loss)	27,488	20,012	11,068	25,501	(36,619)	294,638
NET REALIZED GAIN (LOSS) ON:
Investments	61,211	47,972	206,598	15,849	(475,714)	(374,112)
Futures contracts	—	—	—	—	—	—
Swap agreements	—	497,222	—	328,723	118,423	564,269
In-kind redemptions of investments	1,782,227	537,384	1,312,759	891,213	598,484	10,397,999
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	1,843,438	1,082,578	1,519,357	1,235,785	241,193	10,588,156
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(999,147)	(306,940)	(866,560)	(775,185)	408,641	(11,789,053)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,498,343	(951)	1,024,357	(83,300)	804,819	(4,137,201)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	499,196	(307,891)	157,797	(858,485)	1,213,460	(15,926,254)
Net realized and unrealized gain (loss)	2,342,634	774,687	1,677,154	377,300	1,454,653	(5,338,098)
Change in Net Assets Resulting from Operations	$2,370,122	$794,699	$1,688,222	$402,801	$1,418,034	$(5,043,460)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 299

	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$716,500	$224,558	$126,135	$6,211,700	$690,175	$291,850
Interest	26	8	12	2,243	2	10
Foreign withholding tax on income	—	—	(228)	—	—	—
Total Investment Income	716,526	224,566	125,919	6,213,943	690,177	291,860
EXPENSES:
Advisory fees (Note 4)	1,349,120	84,540	90,381	3,038,067	456,813	123,505
Management Services fees (Note 4)	179,781	11,272	12,051	405,073	60,908	16,467
Professional fees	11,949	8,730	8,735	17,584	9,702	8,833
Administration fees (Note 5)	93,292	47,278	47,335	122,982	62,997	47,382
Custodian fees (Note 6)	29,641	3,460	6,735	56,442	9,766	4,229
Printing and Shareholder reports	23,120	1,449	1,483	53,174	8,550	2,365
Licensing fees (Note 7)	179,781	4,509	4,820	162,032	24,364	6,587
Listing fees (Note 7)	2,646	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	3,857	196	234	8,157	1,294	303
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	17,702	2,323	2,457	26,585	5,138	2,736
Total Gross Expenses before fees waived and/or reimbursed	1,890,889	168,262	178,736	3,894,601	644,037	216,912
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(178,656)	(61,083)	(64,128)	(42,484)	(64,340)	(60,409)
Total Net Expenses	1,712,233	107,179	114,608	3,852,117	579,697	156,503
Net Investment Income (Loss)	(995,707)	117,387	11,311	2,361,826	110,480	135,357
NET REALIZED GAIN (LOSS) ON:
Investments	3,933,787	(92,207)	(51,825)	753,761	(88,812)	(476,530)
Futures contracts	—	—	—	—	—	—
Swap agreements	42,225,512	1,258,915	2,095,890	101,979,725	21,335,157	1,581,938
In-kind redemptions of investments	16,874,183	1,021,562	2,167,039	33,386,992	13,137,876	2,929,403
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	63,033,482	2,188,270	4,211,104	136,120,478	34,384,221	4,034,811
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	41,639,086	433,988	(212,268)	26,368,189	2,842,500	(1,515,003)
Futures contracts	—	—	—	—	—	—
Swap agreements	61,324,602	954,091	790,419	(13,489,851)	3,779,358	(185,742)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	102,963,688	1,388,079	578,151	12,878,338	6,621,858	(1,700,745)
Net realized and unrealized gain (loss)	165,997,170	3,576,349	4,789,255	148,998,816	41,006,079	2,334,066
Change in Net Assets Resulting from Operations	$165,001,463	$3,693,736	$4,800,566	$151,360,642	$41,116,559	$2,469,423
See accompanying notes to the financial statements.

300 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$1,353,013	$2,965,600	$90,889	$457,374	$1,165,200	$66,708
Interest	320	654	6	4	59	3
Foreign withholding tax on income	(399)	—	—	—	—	—
Total Investment Income	1,352,934	2,966,254	90,895	457,378	1,165,259	66,711
EXPENSES:
Advisory fees (Note 4)	572,382	1,086,609	31,825	141,543	638,090	20,943
Management Services fees (Note 4)	76,260	144,880	4,240	18,860	85,078	2,792
Professional fees	10,203	12,059	8,570	8,890	10,216	8,546
Administration fees (Note 5)	67,606	86,216	47,178	47,164	70,243	47,161
Custodian fees (Note 6)	19,061	18,354	4,313	1,878	9,660	938
Printing and Shareholder reports	17,785	17,698	1,935	3,451	13,802	356
Licensing fees (Note 7)	30,504	57,953	1,696	7,544	34,032	1,117
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	1,303	2,786	95	416	1,693	41
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,104	10,605	2,357	2,748	6,549	1,952
Total Gross Expenses before fees waived and/or reimbursed	805,713	1,441,665	106,714	236,999	873,868	88,351
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(82,514)	(64,091)	(66,403)	(57,465)	(64,552)	(61,830)
Total Net Expenses	723,199	1,377,574	40,311	179,534	809,316	26,521
Net Investment Income (Loss)	629,735	1,588,680	50,584	277,844	355,943	40,190
NET REALIZED GAIN (LOSS) ON:
Investments	(1,183,754)	1,114,926	(119,435)	(106,000)	(14,669)	(225,169)
Futures contracts	—	—	—	—	—	—
Swap agreements	(8,565,046)	60,241,300	439,762	6,794,709	14,232,882	381,741
In-kind redemptions of investments	7,001,320	10,341,995	(21,551)	1,298,972	24,453,615	324,410
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,747,480)	71,698,221	298,776	7,987,681	38,671,828	480,982
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(26,061,701)	3,044,089	640,759	4,272,129	(8,797,022)	(263,067)
Futures contracts	—	—	—	—	—	—
Swap agreements	(20,301,990)	(28,962,134)	246,565	1,618,153	10,867,362	(509,823)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(46,363,691)	(25,918,045)	887,324	5,890,282	2,070,340	(772,890)
Net realized and unrealized gain (loss)	(49,111,171)	45,780,176	1,186,100	13,877,963	40,742,168	(291,908)
Change in Net Assets Resulting from Operations	$(48,481,436)	$47,368,856	$1,236,684	$14,155,807	$41,098,111	$(251,718)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 301

	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$453,561	$92,358	$—	$—	$—	$—
Interest	12	76	1,714	2,886	985	45
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	453,573	92,434	1,714	2,886	985	45
EXPENSES:
Advisory fees (Note 4)	111,566	55,195	161,638	168,285	91,326	8,164
Management Services fees (Note 4)	14,875	7,359	21,580	22,438	12,177	1,088
Professional fees	8,776	8,646	8,983	10,094	8,744	8,506
Administration fees (Note 5)	47,197	47,364	28,473	28,542	28,328	28,328
Custodian fees (Note 6)	2,036	16,017	2,549	2,931	1,180	91
Printing and Shareholder reports	3,814	944	924	5,205	1,678	270
Licensing fees (Note 7)	5,950	2,944	9,985	10,391	3,653	462
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	293	127	253	350	209	21
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,021	2,849	4,025	3,223	2,899	1,819
Total Gross Expenses before fees waived and/or reimbursed	202,033	145,950	242,915	255,964	154,699	53,254
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(60,626)	(75,928)	(38,142)	(42,873)	(39,131)	(42,920)
Total Net Expenses	141,407	70,022	204,773	213,091	115,568	10,334
Net Investment Income (Loss)	312,166	22,412	(203,059)	(210,205)	(114,583)	(10,289)
NET REALIZED GAIN (LOSS) ON:
Investments	2,096	8,184	378	253	19	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,281,358	5,277,889	(1,784,072)	364,124	(319,050)	484,445
In-kind redemptions of investments	1,118,815	2,190,047	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	2,402,269	7,476,120	(1,783,694)	364,377	(319,031)	484,445
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	134,897	(1,184,901)	(140)	(562)	(5)	(9)
Futures contracts	—	—	—	—	—	—
Swap agreements	868,964	(2,076,618)	(7,032,195)	(2,853,170)	(3,885,972)	(743,895)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,003,861	(3,261,519)	(7,032,335)	(2,853,732)	(3,885,977)	(743,904)
Net realized and unrealized gain (loss)	3,406,130	4,214,601	(8,816,029)	(2,489,355)	(4,205,008)	(259,459)
Change in Net Assets Resulting from Operations	$3,718,296	$4,237,013	$(9,019,088)	$(2,699,560)	$(4,319,591)	$(269,748)

See accompanying notes to the financial statements.

302 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$4	$—
Interest	244	3,707	1,783	275	4,921,543	422,269
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	244	3,707	1,783	275	4,921,547	422,269
EXPENSES:
Advisory fees (Note 4)	32,758	174,363	102,827	25,524	2,068,716	129,807
Management Services fees (Note 4)	4,365	23,225	13,703	3,403	275,951	17,307
Professional fees	8,836	9,452	8,800	9,012	16,832	8,871
Administration fees (Note 5)	28,328	28,541	28,329	28,327	105,697	46,633
Custodian fees (Note 6)	432	1,926	1,299	273	51,530	3,456
Printing and Shareholder reports	1,079	7,473	2,098	552	42,797	1,218
Licensing fees (Note 7)	1,771	20,502	6,057	1,443	103,483	6,490
Listing fees (Note 7)	4,505	4,505	4,505	4,505	4,505	4,505
Trustees fees (Note 8)	66	491	287	60	10,612	350
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,008	3,198	2,583	2,014	42,219	3,006
Total Gross Expenses before fees waived and/or reimbursed	84,148	273,676	170,488	75,113	2,722,342	221,643
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(42,758)	(52,854)	(40,290)	(42,789)	(102,405)	(57,059)
Total Net Expenses	41,390	220,822	130,198	32,324	2,619,937	164,584
Net Investment Income (Loss)	(41,146)	(217,115)	(128,415)	(32,049)	2,301,610	257,685
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	(10,672,782)	(24,906)
Futures contracts	—	—	—	—	(382,042)	65,958
Swap agreements	(594,778)	2,655,846	(1,199,415)	402,518	(8,062,409)	1,234,042
In-kind redemptions of investments	—	—	—	—	(7,419,947)	638,422
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(594,778)	2,655,846	(1,199,415)	402,518	(26,537,180)	1,913,516
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(180)	(1,735)	(591)	(171)	(7,809,129)	1,451,142
Futures contracts	—	—	—	—	15,501	12,618
Swap agreements	(2,390,645)	4,482,493	1,897,781	(574,285)	(27,671,980)	2,797,715
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,390,825)	4,480,758	1,897,190	(574,456)	(35,465,608)	4,261,475
Net realized and unrealized gain (loss)	(2,985,603)	7,136,604	697,775	(171,938)	(62,002,788)	6,174,991
Change in Net Assets Resulting from Operations	$(3,026,749)	$6,919,489	$569,360	$(203,987)	$(59,701,178)	$6,432,676

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: 303

	Ultra High Yield	Ultra Investment Grade Corporate
	Six Months Ended November 30, 2014	Six Months Ended November 30, 2014
INVESTMENT INCOME:
Dividends	$23,731	$15,900
Interest	103	104
Foreign withholding tax on income	—	—
Total Investment Income	23,834	16,004
EXPENSES:
Advisory fees (Note 4)	12,309	11,179
Management Services fees (Note 4)	1,641	1,491
Professional fees	8,521	8,518
Administration fees (Note 5)	47,142	47,142
Custodian fees (Note 6)	556	216
Printing and Shareholder reports	368	155
Licensing fees (Note 7)	15,668	9,401
Listing fees (Note 7)	4,505	4,505
Trustees fees (Note 8)	30	29
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—
Other fees	1,852	1,840
Total Gross Expenses before fees waived and/or reimbursed	92,592	84,476
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(77,007)	(70,315)
Total Net Expenses	15,585	14,161
Net Investment Income (Loss)	8,249	1,843
NET REALIZED GAIN (LOSS) ON:
Investments	(73,344)	12
Futures contracts	—	—
Swap agreements	525,224	69,789
In-kind redemptions of investments	12,051	12,003
Foreign currency transactions	—	—
Net realized gain (loss)	463,931	81,804
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(43,441)	9,326
Futures contracts	—	—
Swap agreements	(635,431)	10,410
Foreign currency translations	—	—
Change in net unrealized appreciation/depreciation	(678,872)	19,736
Net realized and unrealized gain (loss)	(214,941)	101,540
Change in Net Assets Resulting from Operations	$(206,692)	$103,383

See accompanying notes to the financial statements.

304 :: FOR THE PERIODS ENDED NOVEMBER 30, 2014 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 305

	Morningstar Alternatives Solution ETF	DJ Brookfield Global Infrastructure ETF		Global Listed Private Equity ETF
	October 8, 2014* through November 30, 2014 (Unaudited)	Six Months Ended November 30, 2014 (Unaudited)	March 25, 2014* through May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,770)	$146,375	$20,171	$187,557	$209,970
Net realized gain (loss)	(40,706)	671,757	67	(100,164)	553,858
Change in net unrealized appreciation/depreciation	146,830	(453,197)	283,401	(460,108)	216,707
Change in Net Assets Resulting from Operations	103,354	364,935	303,639	(372,715)	980,535
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(74,726)	—	(172,412)	(490,970)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(74,726)	—	(172,412)	(490,970)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,616,665	24,505,835	4,000,040	6,347,563	4,345,096
Cost of shares redeemed	—	(5,645,417)	—	—	(4,319,808)
Change in net assets resulting from capital transactions	13,616,665	18,860,418	4,000,040	6,347,563	25,288
Change in net assets	13,720,019	19,150,627	4,303,679	5,802,436	514,853
NET ASSETS:
Beginning of period	$—	$4,303,679	$—	$6,638,112	$6,123,259
End of period	$13,720,019	$23,454,306	$4,303,679	$12,440,548	$6,638,112
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,770)	$91,820	$20,171	$(177,967)	$(193,112)
SHARE TRANSACTIONS:
Beginning of period	—	100,001	—	150,001	150,001
Issued	—	150,000	—	50,000	—
Issued in-kind	340,001	400,000	100,001	100,000	100,000
Redeemed	—	—	—	—	—
Redemption in-kind	—	(125,000)	—	—	(100,000)
Shares outstanding, end of period	340,001	525,001	100,001	300,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

306 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Large Cap Core Plus		S&P 500 Dividend Aristocrats ETF		MSCI EAFE Dividend Growers ETF
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	October 9, 2013* through May 31, 2014	August 19, 2014* through November 30, 2014 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,057,489	$3,329,366	$2,767,671	$1,128,067	$16,633
Net realized gain (loss)	41,854,289	17,919,726	(305,083)	58,294	(25,350)
Change in net unrealized appreciation/depreciation	(11,415,014)	25,706,926	30,602,553	7,247,882	(221,510)
Change in Net Assets Resulting from Operations	33,496,764	46,956,018	33,065,141	8,434,243	(230,227)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,335,730)	(3,064,725)	(1,953,719)	(599,911)	(8,529)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(2,335,730)	(3,064,725)	(1,953,719)	(599,911)	(8,529)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	499,764,859	134,737,834	223,750,972	178,902,019	4,009,278
Cost of shares redeemed	(339,629,159)	(17,298,963)	—	(2,112,178)	—
Change in net assets resulting from capital transactions	160,135,700	117,438,871	223,750,972	176,789,841	4,009,278
Change in net assets	191,296,734	161,330,164	254,862,394	184,624,173	3,770,522
NET ASSETS:
Beginning of period	$299,853,192	$138,523,028	$184,624,173	$—	$—
End of period	$491,149,926	$299,853,192	$439,486,567	$184,624,173	$3,770,522
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,457,196	$735,437	$1,342,108	$528,156	$8,104
SHARE TRANSACTIONS:
Beginning of period	3,200,000	1,800,000	4,050,001	—	—
Issued	3,800,000	200,000	—	200,001	100,001
Issued in-kind	1,500,000	1,400,000	4,700,000	3,900,000	—
Redeemed	—	(100,000)	—	—	—
Redemption in-kind	(3,650,000)	(100,000)	—	(50,000)	—
Shares outstanding, end of period	4,850,000	3,200,000	8,750,001	4,050,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 307

	High Yield-Interest Rate Hedged		Investment Grade-Interest Rate Hedged		USD Covered Bond
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	November 5, 2013* through May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,223,267	$3,373,686	$1,933,606	$896,941	$32,436	$60,737
Net realized gain (loss)	(3,453,794)	(2,249,125)	(4,019,933)	(2,743,995)	(5,434)	25,953
Change in net unrealized appreciation/depreciation	(6,212,795)	1,427,044	(549,702)	2,747,457	5,982	(22,674)
Change in Net Assets Resulting from Operations	(5,443,322)	2,551,605	(2,636,029)	900,403	32,984	64,016
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,215,153)	(2,806,478)	(1,874,285)	(672,657)	(32,004)	(61,248)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(4,215,153)	(2,806,478)	(1,874,285)	(672,657)	(32,004)	(61,248)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	31,735,906	127,487,722	44,662,300	80,960,253	6,598,797	—
Cost of shares redeemed	(11,400,118)	(3,909,538)	(11,815,267)	—	(6,602,359)	—
Change in net assets resulting from capital transactions	20,335,788	123,578,184	32,847,033	80,960,253	(3,562)	—
Change in net assets	10,677,313	123,323,311	28,336,719	81,187,999	(2,582)	2,768
NET ASSETS:
Beginning of period	$147,102,918	$23,779,607	$81,187,999	$—	$6,613,338	$6,610,570
End of period	$157,780,231	$147,102,918	$109,524,718	$81,187,999	$6,610,756	$6,613,338
Accumulated undistributed net investment income (loss) included in end of period net assets	$604,422	$596,308	$283,605	$224,284	$4,301	$3,869
SHARE TRANSACTIONS:
Beginning of period	1,850,001	300,001	1,000,001	—	65,001	65,001
Issued	400,000	1,600,000	550,000	700,001	65,000	—
Issued in-kind	—	—	—	300,000	—	—
Redeemed	(50,000)	(50,000)	—	—	—	—
Redemption in-kind	(100,000)	—	(150,000)	—	(65,000)	—
Shares outstanding, end of period	2,100,001	1,850,001	1,400,001	1,000,001	65,001	65,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

308 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	German Sovereign/Sub-Sovereign ETF		Short Term USD Emerging Markets Bond ETF		Hedge Replication ETF
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	November 19, 2013* through May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,360	$28,892	$197,630	$244,935	$(114,081)	$(197,696)
Net realized gain (loss)	(105,863)	243,152	(74,298)	8,541	(711,827)	1,108,014
Change in net unrealized appreciation/depreciation	(274,876)	679	(253,275)	157,416	1,210,675	15,701
Change in Net Assets Resulting from Operations	(369,379)	272,723	(129,943)	410,892	384,767	926,019
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,369)	(73,926)	(217,408)	(205,020)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(18,369)	(73,926)	(217,408)	(205,020)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,127,184	4,307,966	—	12,042,080	57,263,350	14,432,668
Cost of shares redeemed	(137)	(4,304,329)	(4,037,412)	—	(54,147,866)	(38,627,233)
Change in net assets resulting from capital transactions	2,127,047	3,637	(4,037,412)	12,042,080	3,115,484	(24,194,565)
Change in net assets	1,739,299	202,434	(4,384,763)	12,247,952	3,500,251	(23,268,546)
NET ASSETS:
Beginning of period	$4,317,800	$4,115,366	$12,247,952	$—	$31,471,491	$54,740,037
End of period	$6,057,099	$4,317,800	$7,863,189	$12,247,952	$34,971,742	$31,471,491
Accumulated undistributed net investment income (loss) included in end of period net assets	$(8,260)	$(1,251)	$20,137	$39,915	$(370,825)	$(256,744)
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	150,001	—	750,000	1,350,000
Issued	—	—	—	150,001	1,375,000	350,000
Issued in-kind	50,000	100,000	—	—	—	—
Redeemed	—	—	—	—	(1,300,000)	(950,000)
Redemption in-kind	—	(100,000)	(50,000)	—	—	—
Shares outstanding, end of period	150,001	100,001	100,001	150,001	825,000	750,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 309

	Merger ETF		RAFI® Long/Short		30 Year TIPS/TSY Spread
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,757	$35,348	$421,790	$588,902	$35,144	$43,868
Net realized gain (loss)	91,233	(87,485)	51,358	3,420,446	115,469	(385,159)
Change in net unrealized appreciation/depreciation	(136,650)	26,327	(1,463,342)	(2,558,807)	(599,103)	176,261
Change in Net Assets Resulting from Operations	(34,660)	(25,810)	(990,194)	1,450,541	(448,490)	(165,030)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(96,231)	(367,790)	(520,390)	(61,973)	(33,894)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(5,387)	—
Total distributions	—	(96,231)	(367,790)	(520,390)	(67,360)	(33,894)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	910,747	—	11,718,992	88,859,241	1,780,311	—
Cost of shares redeemed	(1,847,250)	(1,939,891)	(4,249,716)	(61,425,346)	(823,448)	—
Change in net assets resulting from capital transactions	(936,503)	(1,939,891)	7,469,276	27,433,895	956,863	—
Change in net assets	(971,163)	(2,061,932)	6,111,292	28,364,046	441,013	(198,924)
NET ASSETS:
Beginning of period	$3,707,192	$5,769,124	$57,763,723	$29,399,677	$3,581,417	$3,780,341
End of period	$2,736,029	$3,707,192	$63,875,015	$57,763,723	$4,022,430	$3,581,417
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,564	$807	$178,655	$124,655	$3,050	$29,879
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001	1,350,000	700,000	100,001	100,001
Issued	25,000	—	275,000	1,850,000	50,000	—
Issued in-kind	—	—	—	250,000	—	—
Redeemed	—	—	(50,000)	(300,000)	—	—
Redemption in-kind	(50,000)	(50,000)	(50,000)	(1,150,000)	(25,000)	—
Shares outstanding, end of period	75,001	100,001	1,525,000	1,350,000	125,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

310 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short 30 Year TIPS/TSY Spread		UltraPro 10 Year TIPS/TSY Spread		UltraPro Short 10 Year TIPS/TSY Spread
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,014	$82,112	$5,690	$9,883	$14,349	$10,505
Net realized gain (loss)	9,255	(32,013)	115,131	(186,347)	142,641	567,673
Change in net unrealized appreciation/depreciation	276,761	(923)	(378,470)	112,618	138,912	(592,203)
Change in Net Assets Resulting from Operations	321,030	49,176	(257,649)	(63,846)	295,902	(14,025)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(38,011)	(79,918)	(7,925)	—	(13,104)	(4,765)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(3,538)	—	—	(798)
Total distributions	(38,011)	(79,918)	(11,463)	—	(13,104)	(5,563)
CAPITAL TRANSACTIONS (a):
Cost of shares redeemed	—	—	—	—	—	—
Change in net assets	283,019	(30,742)	(269,112)	(63,846)	282,798	(19,588)
NET ASSETS:
Beginning of period	$3,851,543	$3,882,285	$1,754,985	$1,818,831	$2,018,475	$2,038,063
End of period	$4,134,562	$3,851,543	$1,485,873	$1,754,985	$2,301,273	$2,018,475
Accumulated undistributed net investment income (loss) included in end of period net assets	$14,402	$17,399	$369	$2,604	$7,865	$6,620
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	50,001	50,001	50,001	50,001
Issued	—	—	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	50,001	50,001	50,001	50,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 311

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®		Short QQQ®
	August 5, 2014* through November 30, 2014 (Unaudited)	August 5, 2014* through November 30, 2014 (Unaudited)	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,329)	$(13,609)	$(7,119,751)	$(15,361,919)	$(1,113,123)		$(1,702,557)
Net realized gain (loss)	24,820	(35,699)	(78,565,852)	(255,246,632)	(17,909,043)		(49,751,860)
Change in net unrealized appreciation/depreciation	121,901	(152,984)	(77,078,925)	(118,639,923)	(31,919,343)		(2,068,037)
Change in Net Assets Resulting from Operations	137,392	(202,292)	(162,764,528)	(389,248,474)	(50,941,509)		(53,522,454)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,929)	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	(25,929)	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,020,723	9,955,288	1,118,220,683	1,748,321,747	330,398,518		324,437,808
Cost of shares redeemed	—	(1,996,173)	(1,186,754,052)	(1,524,806,755)	(311,434,323)		(242,259,374)
Change in net assets resulting from capital transactions	6,020,723	7,959,115	(68,533,369)	223,514,992	18,964,195		82,178,434
Change in net assets	6,132,186	7,756,823	(231,297,897)	(165,733,482)	(31,977,314)		28,655,980
NET ASSETS:
Beginning of period	$—	$—	$1,655,816,949	$1,821,550,431	$222,194,166		$193,538,186
End of period	$6,132,186	$7,756,823	$1,424,519,052	$1,655,816,949	$190,216,852		$222,194,166
Accumulated undistributed net investment income (loss) included in end of period net assets	$(35,258)	$(13,609)	$(28,547,279)	$(21,427,528)	$(3,538,162)		$(2,425,039)
SHARE TRANSACTIONS:
Beginning of period	—	—	69,376,429	62,251,429	3,225,000	(f)	2,156,250	(f)
Issued	150,001	250,001	47,550,000	64,800,000	5,062,500	(f)	4,293,750	(f)
Issued in-kind	—	—	—	—	—	(f)	—	(f)
Redeemed	—	(50,000)	(51,551,429)	(57,675,000)	(5,025,000	)(f)	(3,225,000	)(f)
Redemption in-kind	—	—	—	—	—	(f)	—	(f)
Shares outstanding, end of period	150,001	200,001	65,375,000	69,376,429	3,262,500	(f)	3,225,000	(f)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

312 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Dow30SM		Short MidCap400		Short Russell2000
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,299,958)	$(2,610,027)	$(413,932)	$(356,506)	$(3,418,886)	$(4,497,373)
Net realized gain (loss)	(6,279,438)	(54,600,449)	(723,386)	(3,455,568)	(17,244,554)	(115,949,270)
Change in net unrealized appreciation/depreciation	(15,112,757)	14,631,874	(2,560,325)	(3,375,916)	(1,146,741)	27,160,168
Change in Net Assets Resulting from Operations	(22,692,153)	(42,578,602)	(3,697,643)	(7,187,990)	(21,810,181)	(93,286,475)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	48,283,295	161,590,866	67,496,234	96,269,512	416,800,246	1,040,879,855
Cost of shares redeemed	(55,622,408)	(109,967,208)	(137,738,506)	(15,345,030)	(610,403,402)	(625,346,610)
Change in net assets resulting from capital transactions	(7,339,113)	51,623,658	(70,242,272)	80,924,482	(193,603,156)	415,533,245
Change in net assets	(30,031,266)	9,045,056	(73,939,915)	73,736,492	(215,413,337)	322,246,770
NET ASSETS:
Beginning of period	$286,026,300	$276,981,244	$107,528,572	$33,792,080	$699,356,724	$377,109,954
End of period	$255,995,034	$286,026,300	$33,588,657	$107,528,572	$483,943,387	$699,356,724
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,856,938)	$(3,556,980)	$(875,834)	$(461,902)	$(9,305,141)	$(5,886,255)
SHARE TRANSACTIONS:
Beginning of period	11,250,000	9,450,000	6,075,000	1,575,000	41,325,000	18,375,000
Issued	1,925,000	5,700,000	3,875,000	5,250,000	24,850,000	57,900,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,225,000)	(3,900,000)	(7,925,000)	(750,000)	(35,850,000)	(34,950,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	10,950,000	11,250,000	2,025,000	6,075,000	30,325,000	41,325,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 313

	Short SmallCap600			UltraShort Russell3000		UltraShort S&P500®
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,573)	$(190,453)		$(2,894)	$(9,497)	$(6,493,198)	$(14,575,869)
Net realized gain (loss)	—	(9,042,895)		—	(437,756)	(149,203,024)	(636,022,991)
Change in net unrealized appreciation/depreciation	(503,889)	3,880,025		(101,868)	(13,597)	(80,684,809)	(34,954,173)
Change in Net Assets Resulting from Operations	(548,462)	(5,353,323)		(104,762)	(460,850)	(236,381,031)	(685,553,033)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	36,101,780		—	1,677,878	414,035,507	1,830,248,800
Cost of shares redeemed	—	(168,105,263)		—	(1,563,406)	(623,732,976)	(1,453,440,076)
Change in net assets resulting from capital transactions	—	(132,003,483)		—	114,472	(209,697,469)	376,808,724
Change in net assets	(548,462)	(137,356,806)		(104,762)	(346,378)	(446,078,500)	(308,744,309)
NET ASSETS:
Beginning of period	$9,710,363	$147,067,169		$655,457	$1,001,835	$1,625,830,990	$1,934,575,299
End of period	$9,161,901	$9,710,363		$550,695	$655,457	$1,179,752,490	$1,625,830,990
Accumulated undistributed net investment income (loss) included in end of period net assets	$(454,781)	$(410,208)		$(16,542)	$(13,648)	$(27,647,670)	$(21,154,472)
SHARE TRANSACTIONS:
Beginning of period	168,681	2,062,500	(d)	29,991	29,991	61,309,271	48,259,271
Issued	—	525,000	(d)	—	50,000	16,875,000	55,650,000
Issued in-kind	—	—	(d)	—	—	—	—
Redeemed	—	(2,418,819	)(d)	—	(50,000)	(24,750,000)	(42,600,000)
Redemption in-kind	—	—	(d)	—	—	—	—
Shares outstanding, end of period	168,681	168,681	(d)	29,991	29,991	53,434,271	61,309,271

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

314 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort QQQ®			UltraShort Dow30SM		UltraShort MidCap400
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,709,093)	$(3,592,901)		$(1,016,532)	$(2,303,576)	$(55,411)	$(126,702)
Net realized gain (loss)	(49,477,297)	(226,363,923)		(13,565,786)	(90,470,977)	(93,109)	(5,959,433)
Change in net unrealized appreciation/depreciation	(63,339,747)	27,890,327		(17,929,865)	20,103,540	(1,087,782)	672,001
Change in Net Assets Resulting from Operations	(114,526,137)	(202,066,497)		(32,512,183)	(72,671,013)	(1,236,302)	(5,414,134)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	269,551,150	545,298,067		33,985,572	138,514,556	10,260,220	—
Cost of shares redeemed	(202,980,117)	(398,572,587)		(44,681,334)	(100,303,438)	(9,336,417)	(8,979)
Change in net assets resulting from capital transactions	66,571,033	146,725,480		(10,695,762)	38,211,118	923,803	(8,979)
Change in net assets	(47,955,104)	(55,341,017)		(43,207,945)	(34,459,895)	(312,499)	(5,423,113)
NET ASSETS:
Beginning of period	$379,609,609	$434,950,626		$243,513,426	$277,973,321	$11,209,374	$16,632,487
End of period	$331,654,505	$379,609,609		$200,305,481	$243,513,426	$10,896,875	$11,209,374
Accumulated undistributed net investment income (loss) included in end of period net assets	$(6,838,133)	$(5,129,040)		$(4,333,311)	$(3,316,779)	$(258,791)	$(203,380)
SHARE TRANSACTIONS:
Beginning of period	7,137,763	4,776,943	(d)	9,373,767	8,023,767	229,498	229,653	(d)
Issued	5,900,000	8,381,250	(d)	1,475,000	4,650,000	225,000	—	(d)
Issued in-kind	—	—	(d)	—	—	—	—	(d)
Redeemed	(4,300,000)	(6,020,430	)(d)	(1,725,000)	(3,300,000)	(200,000)	(155	)(d)
Redemption in-kind	—	—	(d)	—	—	—	—	(d)
Shares outstanding, end of period	8,737,763	7,137,763	(d)	9,123,767	9,373,767	254,498	229,498	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 315

	UltraShort Russell2000			UltraShort SmallCap600			UltraPro Short S&P500®
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,313,609)	$(2,525,246)		$(33,329)	$(57,889)		$(2,415,628)	$(4,635,697)
Net realized gain (loss)	16,817,177	(130,198,817)		—	(2,829,018)		(63,646,280)	(326,835,977)
Change in net unrealized appreciation/depreciation	(34,695,809)	34,054,144		(505,761)	493,735		(60,900,023)	14,179,611
Change in Net Assets Resulting from Operations	(19,192,241)	(98,669,919)		(539,090)	(2,393,172)		(126,961,931)	(317,292,063)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	279,030,472	459,314,493		—	5,715,691		404,539,115	805,113,818
Cost of shares redeemed	(329,929,728)	(434,662,235)		(2,496,508)	(2,383,496)		(405,699,759)	(469,586,881)
Change in net assets resulting from capital transactions	(50,899,256)	24,652,258		(2,496,508)	3,332,195		(1,160,644)	335,526,937
Change in net assets	(70,091,497)	(74,017,661)		(3,035,598)	939,023		(128,122,575)	18,234,874
NET ASSETS:
Beginning of period	$276,053,144	$350,070,805		$8,206,230	$7,267,207		$600,540,180	$582,305,306
End of period	$205,961,647	$276,053,144		$5,170,632	$8,206,230		$472,417,605	$600,540,180
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,011,286)	$(3,697,677)		$(116,526)	$(83,197)		$(8,967,933)	$(6,552,305)
SHARE TRANSACTIONS:
Beginning of period	5,759,437	4,879,130	(d)	173,326	98,419	(d)	11,855,827	6,082,407	(d)
Issued	6,125,000	8,493,750	(d)	—	112,500	(d)	9,000,000	12,225,000	(d)
Issued in-kind	—	—	(d)	—	—	(d)	—	—	(d)
Redeemed	(7,025,000)	(7,613,443	)(d)	(50,000)	(37,593	)(d)	(8,500,000)	(6,451,580	)(d)
Redemption in-kind	—	—	(d)	—	—	(d)	—	—	(d)
Shares outstanding, end of period	4,859,437	5,759,437	(d)	123,326	173,326	(d)	12,355,827	11,855,827	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

316 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short QQQ®			UltraPro Short Dow30SM		UltraPro Short MidCap400
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,479,172)	$(1,950,163)		$(572,143)	$(1,023,534)	$(36,921)	$(61,661)
Net realized gain (loss)	(42,818,616)	(163,215,201)		(8,008,591)	(42,026,992)	(126,180)	(2,837,784)
Change in net unrealized appreciation/depreciation	(101,798,521)	(5,401,155)		(17,231,125)	(934,737)	(538,479)	(894,629)
Change in Net Assets Resulting from Operations	(146,096,309)	(170,566,519)		(25,811,859)	(43,985,263)	(701,580)	(3,794,074)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	378,494,904	559,122,269		55,396,647	108,123,923	4,064,278	15,451,437
Cost of shares redeemed	(330,838,665)	(241,634,301)		(45,372,741)	(61,878,981)	(6,788,992)	(9,706,533)
Change in net assets resulting from capital transactions	47,656,239	317,487,968		10,023,906	46,244,942	(2,724,714)	5,744,904
Change in net assets	(98,440,070)	146,921,449		(15,787,953)	2,259,679	(3,426,294)	1,950,830
NET ASSETS:
Beginning of period	$359,801,678	$212,880,229		$124,338,933	$122,079,254	$8,001,107	$6,050,277
End of period	$261,361,608	$359,801,678		$108,550,980	$124,338,933	$4,574,813	$8,001,107
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,090,832)	$(2,611,660)		$(1,990,003)	$(1,417,860)	$(120,428)	$(83,507)
SHARE TRANSACTIONS:
Beginning of period	7,599,027	1,962,413	(d)	4,599,668	2,899,668	168,686	68,741	(d)
Issued	10,000,000	9,137,500	(d)	2,300,000	3,350,000	100,000	237,500	(d)
Issued in-kind	—	—	(d)	—	—	—	—	(d)
Redeemed	(8,350,000)	(3,500,886	)(d)	(1,700,000)	(1,650,000)	(150,000)	(137,555	)(d)
Redemption in-kind	—	—	(d)	—	—	—	—	(d)
Shares outstanding, end of period	9,249,027	7,599,027	(d)	5,199,668	4,599,668	118,686	168,686	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 317

	UltraPro Short Russell2000			UltraShort Russell1000 Value			UltraShort Russell1000 Growth
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(404,870)	$(606,743)		$(2,997)	$(8,047)		$(10,695)	$(30,645)
Net realized gain (loss)	5,108,579	(33,939,750)		—	(312,115)		—	(1,356,695)
Change in net unrealized appreciation/depreciation	(9,994,225)	(836,724)		(94,862)	(23,636)		(346,241)	(125,430)
Change in Net Assets Resulting from Operations	(5,290,516)	(35,383,217)		(97,859)	(343,798)		(356,936)	(1,512,770)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	296,265,864	197,559,054		—	—		—	2,298,702
Cost of shares redeemed	(280,697,071)	(161,401,417)		—	(477)		(1,196,156)	(2,414,567)
Change in net assets resulting from capital transactions	15,568,793	36,157,637		—	(477)		(1,196,156)	(115,865)
Change in net assets	10,278,277	774,420		(97,859)	(344,275)		(1,553,092)	(1,628,635)
NET ASSETS:
Beginning of period	$75,710,608	$74,936,188		$683,359	$1,027,634		$2,833,198	$4,461,833
End of period	$85,988,885	$75,710,608		$585,500	$683,359		$1,280,106	$2,833,198
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,253,083)	$(848,213)		$(15,295)	$(12,298)		$(50,943)	$(40,248)
SHARE TRANSACTIONS:
Beginning of period	1,804,659	942,483	(d)	18,741	18,750	(b)	112,479	112,479
Issued	7,500,000	4,325,000	(d)	—	—	(b)	—	75,000
Issued in-kind	—	—	(d)	—	—	(b)	—	—
Redeemed	(6,800,000)	(3,462,824	)(d)	—	(9	)(b)	(50,000)	(75,000)
Redemption in-kind	—	—	(d)	—	—	(b)	—	—
Shares outstanding, end of period	2,504,659	1,804,659	(d)	18,741	18,741	(b)	62,479	112,479

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

318 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Russell MidCap Value				UltraShort Russell MidCap Growth				UltraShort Russell2000 Value
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,405)		$(6,482)		$(3,690)		$(10,752)		$(8,455)	$(18,500)
Net realized gain (loss)	—		(536,871)		—		(741,368)		—	(1,458,846)
Change in net unrealized appreciation/depreciation	(67,739)		233,847		(144,878)		254,324		(117,597)	817,431
Change in Net Assets Resulting from Operations	(70,144)		(309,506)		(148,568)		(497,796)		(126,052)	(659,915)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—		—		—		1,198,907		—	1,339,597
Cost of shares redeemed	(38)		—		(37)		(1,166,429)		—	(1,565,616)
Change in net assets resulting from capital transactions	(38)		—		(37)		32,478		—	(226,019)
Change in net assets	(70,182)		(309,506)		(148,605)		(465,318)		(126,052)	(885,934)
NET ASSETS:
Beginning of period	$536,943		$846,449		$833,927		$1,299,245		$1,832,241	$2,718,175
End of period	$466,761		$536,943		$685,322		$833,927		$1,706,189	$1,832,241
Accumulated undistributed net investment income (loss) included in end of period net assets	$(12,346)		$(9,941)		$(19,822)		$(16,132)		$(38,061)	$(29,606)
SHARE TRANSACTIONS:
Beginning of period	7,493	(g)	7,493	(g)	11,244	(g)	11,244	(g)	32,747	32,799	(d)
Issued	—	(g)	—	(g)	—	(g)	15,000	(g)	—	18,750	(d)
Issued in-kind	—	(g)	—	(g)	—	(g)	—	(g)	—	—	(d)
Redeemed	(1	)(g)	—	(g)	(1	)(g)	(15,000	)(g)	—	(18,802	)(d)
Redemption in-kind	—	(g)	—	(g)	—	(g)	—	(g)	—	—	(d)
Shares outstanding, end of period	7,492	(g)	7,493	(g)	11,243	(g)	11,244	(g)	32,747	32,747	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 319

	UltraShort Russell2000 Growth			Short Basic Materials		Short Financials
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,717)	$(44,288)		$(5,844)	$(23,841)	$(96,602)	$(290,071)
Net realized gain (loss)	—	(1,863,536)		(257,733)	(384,532)	(5,850,065)	(5,893,113)
Change in net unrealized appreciation/depreciation	(588,312)	189,377		259,084	(131,938)	3,546,907	801,497
Change in Net Assets Resulting from Operations	(613,029)	(1,718,447)		(4,493)	(540,311)	(2,399,760)	(5,381,687)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,013,580		—	—	7,810,520	12,000,014
Cost of shares redeemed	(2,189,264)	(848,129)		—	(2,979,878)	(7,260,177)	(22,875,860)
Change in net assets resulting from capital transactions	(2,189,264)	2,165,451		—	(2,979,878)	550,343	(10,875,846)
Change in net assets	(2,802,293)	447,004		(4,493)	(3,520,189)	(1,849,417)	(16,257,533)
NET ASSETS:
Beginning of period	$6,115,045	$5,668,041		$1,267,216	$4,787,405	$22,447,492	$38,705,025
End of period	$3,312,752	$6,115,045		$1,262,723	$1,267,216	$20,598,075	$22,447,492
Accumulated undistributed net investment income (loss) included in end of period net assets	$(89,601)	$(64,884)		$(53,060)	$(47,216)	$(570,030)	$(473,428)
SHARE TRANSACTIONS:
Beginning of period	142,435	86,245	(d)	50,000	150,000	1,125,000	1,650,000
Issued	—	75,000	(d)	—	—	400,000	525,000
Issued in-kind	—	—	(d)	—	—	—	—
Redeemed	(50,000)	(18,810	)(d)	—	(100,000)	(375,000)	(1,050,000)
Redemption in-kind	—	—	(d)	—	—	—	—
Shares outstanding, end of period	92,435	142,435	(d)	50,000	50,000	1,150,000	1,125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

320 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Oil & Gas		Short Real Estate		Short KBW Regional Banking
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,197)	$(27,135)	$(130,845)	$(394,382)	$(6,903)	$(16,082)
Net realized gain (loss)	(115,195)	(596,437)	(2,989,622)	1,145,278	(30,565)	(1,027,566)
Change in net unrealized appreciation/depreciation	369,872	6,831	1,279,195	(3,016,627)	(87,986)	828,907
Change in Net Assets Resulting from Operations	246,480	(616,741)	(1,841,272)	(2,265,731)	(125,454)	(214,741)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,273,494	—	7,989,164	65,427,337	—	1,377,559
Cost of shares redeemed	(1,247,267)	(1,892,542)	(26,835,515)	(49,170,182)	—	(1,527,197)
Change in net assets resulting from capital transactions	26,227	(1,892,542)	(18,846,351)	16,257,155	—	(149,638)
Change in net assets	272,707	(2,509,283)	(20,687,623)	13,991,424	(125,454)	(364,379)
NET ASSETS:
Beginning of period	$1,697,340	$4,206,623	$32,062,282	$18,070,858	$1,520,453	$1,884,832
End of period	$1,970,047	$1,697,340	$11,374,659	$32,062,282	$1,394,999	$1,520,453
Accumulated undistributed net investment income (loss) included in end of period net assets	$(51,460)	$(43,263)	$(606,446)	$(475,601)	$(33,982)	$(27,079)
SHARE TRANSACTIONS:
Beginning of period	75,000	150,000	1,400,000	700,000	50,000	50,000
Issued	50,000	—	350,000	2,500,000	—	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(75,000)	(1,200,000)	(1,800,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,000	75,000	550,000	1,400,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 321

	UltraShort Basic Materials		UltraShort Nasdaq Biotechnology				UltraShort Consumer Goods
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(64,086)	$(208,556)	$(308,198)		$(165,860)		$(16,088)	$(47,262)
Net realized gain (loss)	(1,129,892)	(10,433,597)	(4,988,108)		(3,859,232)		(66,334)	(1,341,169)
Change in net unrealized appreciation/depreciation	674,498	1,228,929	(28,285,205)		(2,641,270)		(356,668)	(627,901)
Change in Net Assets Resulting from Operations	(519,480)	(9,413,224)	(33,581,511)		(6,666,362)		(439,090)	(2,016,332)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,859,584	6,274,170	49,223,913		65,218,410		2,342,542	3,002,124
Cost of shares redeemed	(9,514,591)	(12,739,398)	(27,271,224)		(2,654,455)		(3,836,554)	(2,473,523)
Change in net assets resulting from capital transactions	344,993	(6,465,228)	21,952,689		62,563,955		(1,494,012)	528,601
Change in net assets	(174,487)	(15,878,452)	(11,628,822)		55,897,593		(1,933,102)	(1,487,731)
NET ASSETS:
Beginning of period	$14,461,011	$30,339,463	$60,473,838		$4,576,245		$3,549,154	$5,036,885
End of period	$14,286,524	$14,461,011	$48,845,016		$60,473,838		$1,616,052	$3,549,154
Accumulated undistributed net investment income (loss) included in end of period net assets	$(413,233)	$(349,147)	$(493,916)		$(185,718)		$(74,004)	$(57,916)
SHARE TRANSACTIONS:
Beginning of period	490,969	640,969	734,999	(g)	24,999	(g)	112,457	112,457
Issued	325,000	150,000	770,000	(g)	740,000	(g)	75,000	75,000
Issued in-kind	—	—	—	(g)	—	(g)	—	—
Redeemed	(325,000)	(300,000)	(470,001	)(g)	(30,000	)(g)	(125,000)	(75,000)
Redemption in-kind	—	—	—	(g)	—	(g)	—	—
Shares outstanding, end of period	490,969	490,969	1,034,998	(g)	734,999	(g)	62,457	112,457

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

322 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Consumer Services		UltraShort Financials				UltraShort Health Care
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(37,597)	$(52,970)	$(332,297)		$(977,360)		$(11,574)	$(26,089)
Net realized gain (loss)	(371,498)	(2,666,692)	(13,059,918)		(33,994,800)		(451,151)	(1,986,196)
Change in net unrealized appreciation/depreciation	(1,657,571)	191,693	(1,860,604)		(898,899)		(704,462)	498,419
Change in Net Assets Resulting from Operations	(2,066,666)	(2,527,969)	(15,252,819)		(35,871,059)		(1,167,187)	(1,513,866)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,289,213	4,280,233	5,347,146		33,774,747		3,556,676	1,734,656
Cost of shares redeemed	(4,620,821)	—	(8,980,674)		(40,044,478)		(3,112,892)	—
Change in net assets resulting from capital transactions	1,668,392	4,280,233	(3,633,528)		(6,269,731)		443,784	1,734,656
Change in net assets	(398,274)	1,752,264	(18,886,347)		(42,140,790)		(723,403)	220,790
NET ASSETS:
Beginning of period	$7,849,973	$6,097,709	$80,104,556		$122,245,346		$3,629,213	$3,408,423
End of period	$7,451,699	$7,849,973	$61,218,209		$80,104,556		$2,905,810	$3,629,213
Accumulated undistributed net investment income (loss) included in end of period net assets	$(113,100)	$(75,503)	$(1,827,852)		$(1,495,555)		$(52,247)	$(40,673)
SHARE TRANSACTIONS:
Beginning of period	449,870	224,870	1,232,333	(f)	1,344,833	(f)	168,734	93,734
Issued	375,000	225,000	100,000	(f)	393,750	(f)	175,000	75,000
Issued in-kind	—	—	—	(f)	—	(f)	—	—
Redeemed	(275,000)	—	(162,501	)(f)	(506,250	)(f)	(150,000)	—
Redemption in-kind	—	—	—	(f)	—	(f)	—	—
Shares outstanding, end of period	549,870	449,870	1,169,832	(f)	1,232,333	(f)	193,734	168,734

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 323

	UltraShort Industrials			UltraShort Oil & Gas			UltraShort Real Estate
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,440)	$(45,909)		$(205,957)	$(570,970)		$(198,985)	$(492,448)
Net realized gain (loss)	(89,560)	(2,156,647)		1,016,499	(17,675,767)		(11,178,552)	(2,452,921)
Change in net unrealized appreciation/depreciation	(987,554)	(41,135)		12,908,025	(6,759,291)		3,146,776	(8,857,908)
Change in Net Assets Resulting from Operations	(1,098,554)	(2,243,691)		13,718,567	(25,006,028)		(8,230,761)	(11,803,277)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,642,275	4,025,945		44,818,793	59,351,061		9,285,769	17,915,534
Cost of shares redeemed	(9,435,136)	(4,434)		(48,969,846)	(65,632,903)		(12,769,130)	(23,913,051)
Change in net assets resulting from capital transactions	(792,861)	4,021,511		(4,151,053)	(6,281,842)		(3,483,361)	(5,997,517)
Change in net assets	(1,891,415)	1,777,820		9,567,514	(31,287,870)		(11,714,122)	(17,800,794)
NET ASSETS:
Beginning of period	$6,633,429	$4,855,609		$46,060,125	$77,347,995		$45,469,013	$63,269,807
End of period	$4,742,014	$6,633,429		$55,627,639	$46,060,125		$33,754,891	$45,469,013
Accumulated undistributed net investment income (loss) included in end of period net assets	$(85,880)	$(64,440)		$(1,042,015)	$(836,058)		$(992,475)	$(793,490)
SHARE TRANSACTIONS:
Beginning of period	135,842	60,917	(d)	1,117,108	1,211,199	(b)	2,841,509	3,066,509
Issued	175,000	75,000	(d)	1,025,000	1,124,999	(b)	625,000	900,000
Issued in-kind	—	—	(d)	—	—	(b)	—	—
Redeemed	(200,000)	(75	)(d)	(1,125,000)	(1,219,090	)(b)	(875,000)	(1,125,000)
Redemption in-kind	—	—	(d)	—	—	(b)	—	—
Shares outstanding, end of period	110,842	135,842	(d)	1,017,108	1,117,108	(b)	2,591,509	2,841,509

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

324 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Semiconductors			UltraShort Technology				UltraShort Telecommunications
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,224)	$(75,451)		$(21,212)		$(59,906)		$(3,090)		$(10,493)
Net realized gain (loss)	(102,588)	(5,854,808)		(291,203)		(2,310,917)		(30,714)		(713,498)
Change in net unrealized appreciation/depreciation	(1,934,380)	1,840,134		(1,261,299)		(683,297)		22,353		253,542
Change in Net Assets Resulting from Operations	(2,056,192)	(4,090,125)		(1,573,714)		(3,054,120)		(11,451)		(470,449)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—		—		—		—
Net realized gains on investments	—	—		—		—		—		—
Tax return of capital	—	—		—		—		—		—
Total distributions	—	—		—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,710,758	29,090,934		3,182,215		2,255,309		—		—
Cost of shares redeemed	(11)	(34,311,840)		(799,789)		(2,346,297)		(773,873)		—
Change in net assets resulting from capital transactions	1,710,747	(5,220,906)		2,382,426		(90,988)		(773,873)		—
Change in net assets	(345,445)	(9,311,031)		808,712		(3,145,108)		(785,324)		(470,449)
NET ASSETS:
Beginning of period	$4,024,265	$13,335,296		$4,771,573		$7,916,681		$924,036		$1,394,485
End of period	$3,678,820	$4,024,265		$5,580,285		$4,771,573		$138,712		$924,036
Accumulated undistributed net investment income (loss) included in end of period net assets	$(134,292)	$(115,068)		$(115,463)		$(94,251)		$(19,260)		$(16,170)
SHARE TRANSACTIONS:
Beginning of period	50,984 (g)	95,984	(g)	65,580	(f)	65,580	(f)	14,997	(f)	14,997	(f)
Issued	25,000 (g)	255,000	(g)	50,000	(f)	18,750	(f)	—	(f)	—	(f)
Issued in-kind	— (g)	—	(g)	—	(f)	—	(f)	—	(f)	—	(f)
Redeemed	— (g)	(300,000	)(g)	(12,501	)(f)	(18,750	)(f)	(12,500	)(f)	—	(f)
Redemption in-kind	— (g)	—	(g)	—	(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	75,984 (g)	50,984	(g)	103,079	(f)	65,580	(f)	2,497	(f)	14,997	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 325

	UltraShort Utilities				UltraPro Short Financials			Short MSCI EAFE
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,935)		$(42,796)		$(19,448)	$(27,635)		$(986,834)	$(761,444)
Net realized gain (loss)	(895,500)		(714,734)		(291,089)	(1,263,818)		(3,442,772)	(44,446,778)
Change in net unrealized appreciation/depreciation	(148,437)		(1,152,655)		(1,014,605)	(432,554)		8,999,520	19,273,007
Change in Net Assets Resulting from Operations	(1,064,872)		(1,910,185)		(1,325,142)	(1,724,007)		4,569,914	(25,935,215)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,118,161		10,663,600		6,249,955	4,205,546		202,393,540	299,920,320
Cost of shares redeemed	(5,612,733)		(6,524,086)		(6,236,833)	(402)		(104,369,541)	(262,363,990)
Change in net assets resulting from capital transactions	505,428		4,139,514		13,122	4,205,144		98,023,999	37,556,330
Change in net assets	(559,444)		2,229,329		(1,312,020)	2,481,137		102,593,913	11,621,115
NET ASSETS:
Beginning of period	$6,372,296		$4,142,967		$4,611,520	$2,130,383		$169,050,319	$157,429,204
End of period	$5,812,852		$6,372,296		$3,299,500	$4,611,520		$271,644,232	$169,050,319
Accumulated undistributed net investment income (loss) included in end of period net assets	$(72,995)		$(52,060)		$(53,563)	$(34,115)		$(2,242,913)	$(1,256,079)
SHARE TRANSACTIONS:
Beginning of period	99,990	(f)	43,740	(f)	137,493	37,500	(b)	5,325,000	4,050,000
Issued	106,250	(f)	131,250	(f)	200,000	100,000	(b)	6,075,000	8,625,000
Issued in-kind	—	(f)	—	(f)	—	—	(b)	—	—
Redeemed	(93,750	)(f)	(75,000	)(f)	(200,000)	(7	)(b)	(3,225,000)	(7,350,000)
Redemption in-kind	—	(f)	—	(f)	—	—	(b)	—	—
Shares outstanding, end of period	112,490	(f)	99,990	(f)	137,493	137,493	(b)	8,175,000	5,325,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

326 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short MSCI Emerging Markets		Short FTSE China 50		UltraShort MSCI EAFE
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(900,051)	$(2,675,836)	$(62,785)	$(67,099)	$(26,793)	$(71,332)
Net realized gain (loss)	(2,875,204)	(53,979,547)	(5,379,030)	(100,871)	93	(7,257,060)
Change in net unrealized appreciation/depreciation	5,070,601	(9,338,427)	1,754,418	(2,157,497)	332,064	3,850,033
Change in Net Assets Resulting from Operations	1,295,346	(65,993,810)	(3,687,397)	(2,325,467)	305,364	(3,478,359)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	74,333,006	582,066,067	—	35,871,787	9,430,559	15,010,420
Cost of shares redeemed	(91,594,777)	(538,483,119)	(27,506,719)	(1,772,484)	(11,173,843)	(10,886,419)
Change in net assets resulting from capital transactions	(17,261,771)	43,582,948	(27,506,719)	34,099,303	(1,743,284)	4,124,001
Change in net assets	(15,966,425)	(22,410,862)	(31,194,116)	31,773,836	(1,437,920)	645,642
NET ASSETS:
Beginning of period	$211,291,830	$233,702,692	$35,629,896	$3,856,060	$7,119,788	$6,474,146
End of period	$195,325,405	$211,291,830	$4,435,780	$35,629,896	$5,681,868	$7,119,788
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,390,222)	$(3,490,171)	$(153,396)	$(90,611)	$(127,902)	$(101,109)
SHARE TRANSACTIONS:
Beginning of period	8,325,000	8,250,000	1,050,000	100,000	187,428	112,500	(b)
Issued	3,025,000	20,025,000	—	1,000,000	225,000	300,000	(b)
Issued in-kind	—	—	—	—	—	—	(b)
Redeemed	(3,650,000)	(19,950,000)	(900,000)	(50,000)	(275,000)	(225,072	)(b)
Redemption in-kind	—	—	—	—	—	—	(b)
Shares outstanding, end of period	7,700,000	8,325,000	150,000	1,050,000	137,428	187,428	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 327

	UltraShort MSCI Emerging Markets		UltraShort FTSE Europe			UltraShort MSCI Pacific ex-Japan
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(187,883)	$(721,598)	$(169,343)	$(418,526)		$(10,002)	$(14,018)
Net realized gain (loss)	(1,339,657)	(45,014,632)	(12,478,572)	(25,709,651)		(226,487)	(210,404)
Change in net unrealized appreciation/depreciation	705,340	3,810,661	16,040,812	3,193,247		407,357	(321,362)
Change in Net Assets Resulting from Operations	(822,200)	(41,925,569)	3,392,897	(22,934,930)		170,868	(545,784)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,753,385	193,917,521	23,560,156	5,821,022		—	1,181,698
Cost of shares redeemed	(14,863,492)	(153,548,070)	(17,805,155)	(35,452,365)		—	—
Change in net assets resulting from capital transactions	(5,110,107)	40,369,451	5,755,001	(29,631,343)		—	1,181,698
Change in net assets	(5,932,307)	(1,556,118)	9,147,898	(52,566,273)		170,868	635,914
NET ASSETS:
Beginning of period	$49,543,613	$51,099,731	$29,441,043	$82,007,316		$2,108,810	$1,472,896
End of period	$43,611,306	$49,543,613	$38,588,941	$29,441,043		$2,279,678	$2,108,810
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,085,628)	$(897,745)	$(886,541)	$(717,198)		$(28,942)	$(18,940)
SHARE TRANSACTIONS:
Beginning of period	2,669,744	2,144,744	562,119	924,962	(d)	99,992	49,992
Issued	525,000	7,575,000	400,000	100,000	(d)	—	50,000
Issued in-kind	—	—	—	—	(d)	—	—
Redeemed	(825,000)	(7,050,000)	(300,000)	(462,843	)(d)	—	—
Redemption in-kind	—	—	—	—	(d)	—	—
Shares outstanding, end of period	2,369,744	2,669,744	662,119	562,119	(d)	99,992	99,992

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

328 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Brazil Capped		UltraShort FTSE China 50			UltraShort MSCI Japan
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(89,285)	$(160,127)	$(372,541)	$(1,116,895)		$(57,411)	$(97,764)
Net realized gain (loss)	(2,816,272)	2,993,447	(11,484,174)	(38,619,223)		—	(8,180,833)
Change in net unrealized appreciation/depreciation	4,388,613	(5,304,190)	(12,009,560)	(666,854)		(812,834)	4,305,529
Change in Net Assets Resulting from Operations	1,483,056	(2,470,870)	(23,866,275)	(40,402,972)		(870,245)	(3,973,068)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	24,952,519	42,878,047	24,314,539	46,886,075		8,027,206	12,779,535
Cost of shares redeemed	(23,796,024)	(34,813,119)	(35,468,036)	(35,158,993)		(4,653,546)	(8,868,155)
Change in net assets resulting from capital transactions	1,156,495	8,064,928	(11,153,497)	11,727,082		3,373,660	3,911,380
Change in net assets	2,639,551	5,594,058	(35,019,772)	(28,675,890)		2,503,415	(61,688)
NET ASSETS:
Beginning of period	$22,169,133	$16,575,075	$103,209,130	$131,885,020		$9,979,516	$10,041,204
End of period	$24,808,684	$22,169,133	$68,189,358	$103,209,130		$12,482,931	$9,979,516
Accumulated undistributed net investment income (loss) included in end of period net assets	$(299,826)	$(210,541)	$(1,917,995)	$(1,545,454)		$(187,354)	$(129,943)
SHARE TRANSACTIONS:
Beginning of period	324,951	224,951	1,660,525	1,586,147	(d)	149,913	112,500	(d)
Issued	400,000	500,000	475,000	600,000	(d)	125,000	150,000	(d)
Issued in-kind	—	—	—	—	(d)	—	—	(d)
Redeemed	(350,000)	(400,000)	(675,000)	(525,622	)(d)	(75,000)	(112,587	)(d)
Redemption in-kind	—	—	—	—	(d)	—	—	(d)
Shares outstanding, end of period	374,951	324,951	1,460,525	1,660,525	(d)	199,913	149,913	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 329

	UltraShort MSCI Mexico Capped IMI		Short 7-10 Year Treasury		Short 20+ Year Treasury
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,561)	$(12,557)	$(333,902)	$(550,059)	$(6,838,111)	$(13,661,280)
Net realized gain (loss)	—	(285,309)	(2,352,044)	176,909	(218,011,928)	64,394,193
Change in net unrealized appreciation/depreciation	(10,333)	175,374	(46,825)	(3,020,430)	81,247,101	(165,359,253)
Change in Net Assets Resulting from Operations	(14,894)	(122,492)	(2,732,771)	(3,393,580)	(143,602,938)	(114,626,340)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	304	11,814,589	61,136,990	169,921,822	879,997,125
Cost of shares redeemed	—	(1,302,016)	(19,554,888)	(15,645,110)	(204,805,851)	(386,213,384)
Change in net assets resulting from capital transactions	—	(1,301,712)	(7,740,299)	45,491,880	(34,884,029)	493,783,741
Change in net assets	(14,894)	(1,424,204)	(10,473,070)	42,098,300	(178,486,967)	379,157,401
NET ASSETS:
Beginning of period	$1,062,479	$2,486,683	$73,931,900	$31,833,600	$1,503,146,481	$1,123,989,080
End of period	$1,047,585	$1,062,479	$63,458,830	$73,931,900	$1,324,659,514	$1,503,146,481
Accumulated undistributed net investment income (loss) included in end of period net assets	$(24,508)	$(19,947)	$(974,489)	$(640,587)	$(24,016,479)	$(17,178,368)
SHARE TRANSACTIONS:
Beginning of period	49,986	99,986	2,325,000	975,000	52,300,000	36,850,000
Issued	—	—	375,000	1,825,000	5,950,000	27,800,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	(625,000)	(475,000)	(7,450,000)	(12,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	49,986	49,986	2,075,000	2,325,000	50,800,000	52,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

330 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short High Yield		Short Investment Grade Corporate		UltraShort 3-7 Year Treasury
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(297,768)	$(520,222)	$(13,944)	$(39,667)	$(18,260)	$(39,158)
Net realized gain (loss)	—	(7,806,407)	(133,898)	(46,592)	(79,446)	(178,876)
Change in net unrealized appreciation/depreciation	144,219	1,609,553	52,312	(325,418)	(45,703)	74,795
Change in Net Assets Resulting from Operations	(153,549)	(6,717,076)	(95,530)	(411,677)	(143,409)	(143,239)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	83,671,323	51,451,411	—	9,563,492	—	179
Cost of shares redeemed	(56,954,561)	(48,431,138)	—	(7,787,225)	—	(816,166)
Change in net assets resulting from capital transactions	26,716,762	3,020,273	—	1,776,267	—	(815,987)
Change in net assets	26,563,213	(3,696,803)	(95,530)	1,364,590	(143,409)	(959,226)
NET ASSETS:
Beginning of period	$43,177,086	$46,873,889	$2,968,979	$1,604,389	$3,858,430	$4,817,656
End of period	$69,740,299	$43,177,086	$2,873,449	$2,968,979	$3,715,021	$3,858,430
Accumulated undistributed net investment income (loss) included in end of period net assets	$(979,525)	$(681,757)	$(68,628)	$(54,684)	$(74,999)	$(56,739)
SHARE TRANSACTIONS:
Beginning of period	1,550,000	1,500,000	100,000	50,000	125,000	150,000
Issued	3,000,000	1,650,000	—	300,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,050,000)	(1,600,000)	—	(250,000)	—	(25,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,500,000	1,550,000	100,000	100,000	125,000	125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 331

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,384,452)	$(2,871,917)	$(18,802,097)	$(37,578,881)	$(57,082)	$(106,257)
Net realized gain (loss)	(23,443,058)	(8,947,953)	(1,227,549,119)	680,253,620	(429,737)	313,623
Change in net unrealized appreciation/depreciation	3,554,630	(1,121,378)	464,650,200	(1,172,828,097)	571,472	(885,414)
Change in Net Assets Resulting from Operations	(21,272,880)	(12,941,248)	(781,701,016)	(530,153,358)	84,653	(678,048)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	52,718,046	64,918,923	1,025,700,303	2,651,157,981	—	7,369,805
Cost of shares redeemed	(39,422,785)	(68,305,705)	(924,702,776)	(1,805,278,329)	—	(1,484,132)
Change in net assets resulting from capital transactions	13,295,261	(3,386,782)	100,997,527	845,879,652	—	5,885,673
Change in net assets	(7,977,619)	(16,328,030)	(680,703,489)	315,726,294	84,653	5,207,625
NET ASSETS:
Beginning of period	$292,395,437	$308,723,467	$4,179,158,094	$3,863,431,800	$12,106,777	$6,899,152
End of period	$284,417,818	$292,395,437	$3,498,454,605	$4,179,158,094	$12,191,430	$12,106,777
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,323,347)	$(3,938,895)	$(68,163,837)	$(49,361,740)	$(182,704)	$(125,622)
SHARE TRANSACTIONS:
Beginning of period	10,875,000	10,950,000	69,106,929	56,506,929	450,000	250,000
Issued	2,025,000	2,250,000	17,950,000	37,125,000	—	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,500,000)	(2,325,000)	(16,750,000)	(24,525,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,400,000	10,875,000	70,306,929	69,106,929	450,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

332 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short 20+ Year Treasury			Ultra Russell3000			Ultra S&P500®
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(554,433)	$(950,981)		$15,348	$756		$10,317,300	$12,040,171
Net realized gain (loss)	(6,912,987)	(55,956)		688,970	2,318,490		188,302,140	635,803,326
Change in net unrealized appreciation/depreciation	(26,086,667)	(29,162,860)		695,194	(500,247)		186,008,111	(106,675,735)
Change in Net Assets Resulting from Operations	(33,554,087)	(30,169,797)		1,399,512	1,818,999		384,627,551	541,167,762
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		(2,834,102)	(7,295,429)
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		(2,834,102)	(7,295,429)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	28,440,256	90,184,209		13,616,805	10,560,909		1,785,030,468	3,957,501,838
Cost of shares redeemed	(4,986,706)	(11,795,208)		(9,254,753)	(14,229,480)		(2,110,860,653)	(4,531,080,901)
Change in net assets resulting from capital transactions	23,453,550	78,389,001		4,362,052	(3,668,571)		(325,830,185)	(573,579,063)
Change in net assets	(10,100,537)	48,219,204		5,761,564	(1,849,572)		55,963,264	(39,706,730)
NET ASSETS:
Beginning of period	$111,776,768	$63,557,564		$4,439,601	$6,289,173		$2,389,554,473	$2,429,261,203
End of period	$101,676,231	$111,776,768		$10,201,165	$4,439,601		$2,445,517,737	$2,389,554,473
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,657,860)	$(1,103,427)		$15,245	$(103)		$14,334,099	$6,850,901
SHARE TRANSACTIONS:
Beginning of period	1,774,917	825,000	(b)	50,000	100,000	(c)	21,450,000	30,675,000
Issued	500,000	1,100,000	(b)	100,000	150,000	(c)	5,075,000	16,425,000
Issued in-kind	—	—	(b)	50,000	—	(c)	10,275,000	24,150,000
Redeemed	(100,000)	(150,083	)(b)	—	—	(c)	(7,875,000)	(13,125,000)
Redemption in-kind	—	—	(b)	(100,000)	(200,000	)(c)	(10,050,000)	(36,675,000)
Shares outstanding, end of period	2,174,917	1,774,917	(b)	100,000	50,000	(c)	18,875,000	21,450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 333

	Ultra QQQ®		Ultra Dow30SM		Ultra MidCap400
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$713,059	$1,201,972	$1,410,188	$1,669,926	$443,210	$(377,709)
Net realized gain (loss)	55,503,978	239,230,265	22,827,054	66,647,241	(69,627,606)	(37,111,242)
Change in net unrealized appreciation/depreciation	206,546,310	44,045,091	23,601,278	(4,899,434)	(68,059,139)	(48,947,191)
Change in Net Assets Resulting from Operations	262,763,347	284,477,328	47,838,520	63,417,733	(137,243,535)	(86,436,142)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,204,070)	—	(1,329,679)	(1,437,582)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,204,070)	—	(1,329,679)	(1,437,582)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	422,083,056	687,736,524	94,026,945	109,265,055	2,042,010,982	2,935,875,159
Cost of shares redeemed	(321,864,814)	(738,002,085)	(80,226,801)	(126,903,848)	(1,738,991,965)	(2,794,415,069)
Change in net assets resulting from capital transactions	100,218,242	(50,265,561)	13,800,144	(17,638,793)	303,019,017	141,460,090
Change in net assets	361,777,519	234,211,767	60,308,985	44,341,358	165,775,482	55,023,948
NET ASSETS:
Beginning of period	$723,841,634	$489,629,867	$301,040,027	$256,698,669	$159,235,847	$104,211,899
End of period	$1,085,619,153	$723,841,634	$361,349,012	$301,040,027	$325,011,329	$159,235,847
Accumulated undistributed net investment income (loss) included in end of period net assets	$949,825	$1,440,836	$666,115	$585,606	$(737,858)	$(1,181,068)
SHARE TRANSACTIONS:
Beginning of period	6,750,000	7,125,000	2,550,000	2,700,000	2,400,000	2,100,000	(e)
Issued	1,850,000	2,925,000	275,000	300,000	3,400,000	44,025,000	(e)
Issued in-kind	1,600,000	5,325,000	500,000	750,000	25,125,000	8,250,000	(e)
Redeemed	(825,000)	(2,025,000)	(275,000)	(675,000)	(1,100,000)	(47,850,000	)(e)
Redemption in-kind	(1,825,000)	(6,600,000)	(375,000)	(525,000)	(25,350,000)	(4,125,000	)(e)
Shares outstanding, end of period	7,550,000	6,750,000	2,675,000	2,550,000	4,475,000	2,400,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

334 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Russell2000		Ultra SmallCap600		UltraPro S&P500®
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$246,634	$(1,356,194)	$352	$(114,704)	$1,975,333	$951,779
Net realized gain (loss)	(163,179,387)	171,947,859	695,598	10,890,550	99,765,726	223,756,503
Change in net unrealized appreciation/depreciation	13,785,420	(119,711,663)	1,472,141	(1,594,479)	115,271,522	67,920,838
Change in Net Assets Resulting from Operations	(149,147,333)	50,880,002	2,168,091	9,181,367	217,012,581	292,629,120
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(860,386)	(385,133)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(860,386)	(385,133)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,569,752,920	3,381,386,998	46,723,416	26,435,414	1,135,056,513	978,283,965
Cost of shares redeemed	(1,391,492,007)	(3,367,453,821)	(47,285,912)	(40,267,771)	(950,187,481)	(1,057,103,176)
Change in net assets resulting from capital transactions	178,260,913	13,933,177	(562,496)	(13,832,357)	184,869,032	(78,819,211)
Change in net assets	29,113,580	64,813,179	1,605,595	(4,650,990)	401,021,227	213,424,776
NET ASSETS:
Beginning of period	$211,267,023	$146,453,844	$22,802,838	$27,453,828	$568,903,632	$355,478,856
End of period	$240,380,603	$211,267,023	$24,408,433	$22,802,838	$969,924,859	$568,903,632
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,013,462)	$(2,260,096)	$(129,733)	$(130,085)	$1,715,748	$600,801
SHARE TRANSACTIONS:
Beginning of period	2,625,000	2,400,000	225,000	375,000	5,250,000	5,400,000	(c)
Issued	12,350,000	38,700,000	450,000	300,000	9,400,000	9,850,000	(c)
Issued in-kind	5,550,000	5,550,000	—	—	500,000	2,550,000	(c)
Redeemed	(4,375,000)	(30,900,000)	—	(75,000)	—	(1,200,000	)(c)
Redemption in-kind	(13,350,000)	(13,125,000)	(450,000)	(375,000)	(7,950,000)	(11,350,000	)(c)
Shares outstanding, end of period	2,800,000	2,625,000	225,000	225,000	7,200,000	5,250,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 335

	UltraPro QQQ®			UltraPro Dow30SM		UltraPro MidCap400
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(258,842)	$1,090,117		$489,383	$631,890	$43,352	$8,809
Net realized gain (loss)	282,612,858	89,665,880		4,801,010	34,509,066	1,077,395	12,690,567
Change in net unrealized appreciation/depreciation	99,693,862	153,879,202		32,867,733	5,034,376	3,599,130	1,474,773
Change in Net Assets Resulting from Operations	382,047,878	244,635,199		38,158,126	40,175,332	4,719,877	14,174,149
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,052)	—		(269,210)	(484,635)	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	(88,052)	—		(269,210)	(484,635)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	694,025,133	813,106,376		188,684,651	186,037,304	67,579,299	46,572,207
Cost of shares redeemed	(482,373,268)	(685,244,589)		(158,532,011)	(177,501,828)	(60,490,251)	(42,105,593)
Change in net assets resulting from capital transactions	211,651,865	127,861,787		30,152,640	8,535,476	7,089,048	4,466,614
Change in net assets	593,611,691	372,496,986		68,041,556	48,226,173	11,808,925	18,640,763
NET ASSETS:
Beginning of period	$584,860,234	$212,363,248		$116,520,567	$68,294,394	$44,770,185	$26,129,422
End of period	$1,178,471,925	$584,860,234		$184,562,123	$116,520,567	$56,579,110	$44,770,185
Accumulated undistributed net investment income (loss) included in end of period net assets	$386,164	$733,058		$456,459	$236,286	$18,013	$(25,339)
SHARE TRANSACTIONS:
Beginning of period	8,550,000	5,900,000	(e)	1,000,000	800,000	450,000	400,000	(c)
Issued	5,900,000	7,350,000	(e)	1,050,000	1,300,000	650,000	400,000	(c)
Issued in-kind	2,550,000	8,350,000	(e)	500,000	750,000	—	200,000	(c)
Redeemed	(250,000)	(1,650,000	)(e)	—	(400,000)	—	(50,000	)(c)
Redemption in-kind	(5,550,000)	(11,400,000	)(e)	(1,250,000)	(1,450,000)	(600,000)	(500,000	)(c)
Shares outstanding, end of period	11,200,000	8,550,000	(e)	1,300,000	1,000,000	500,000	450,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

336 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Russell2000			Ultra Russell1000 Value		Ultra Russell1000 Growth
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,845)	$(539,400)		$22,642	$32,948	$27,488	$(10,302)
Net realized gain (loss)	12,067,314	70,362,387		379,941	3,243,723	1,843,438	6,599,708
Change in net unrealized appreciation/depreciation	8,417,333	(10,642,879)		241,587	(652,940)	499,196	(721,812)
Change in Net Assets Resulting from Operations	20,449,802	59,180,108		644,170	2,623,731	2,370,122	5,867,594
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		(19,411)	(29,508)	(11,866)	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		(19,411)	(29,508)	(11,866)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	184,868,700	324,904,757		—	—	—	—
Cost of shares redeemed	(215,321,461)	(310,514,892)		—	(4,828,056)	(6,107,458)	(6,490,902)
Change in net assets resulting from capital transactions	(30,452,761)	14,389,865		—	(4,828,056)	(6,107,458)	(6,490,902)
Change in net assets	(10,002,959)	73,569,973		624,759	(2,233,833)	(3,749,202)	(623,308)
NET ASSETS:
Beginning of period	$188,317,208	$114,747,235		$5,061,288	$7,295,121	$17,768,117	$18,391,425
End of period	$178,314,249	$188,317,208		$5,686,047	$5,061,288	$14,018,915	$17,768,117
Accumulated undistributed net investment income (loss) included in end of period net assets	$(669,922)	$(635,077)		$22,625	$19,394	$41,304	$25,682
SHARE TRANSACTIONS:
Beginning of period	2,350,000	2,100,000	(c)	75,000	150,000	150,000	225,000
Issued	2,050,000	3,450,000	(c)	—	—	—	—
Issued in-kind	250,000	900,000	(c)	—	—	—	—
Redeemed	(150,000)	(200,000	)(c)	—	—	—	—
Redemption in-kind	(2,450,000)	(3,900,000	)(c)	—	(75,000)	(50,000)	(75,000)
Shares outstanding, end of period	2,050,000	2,350,000	(c)	75,000	75,000	100,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 337

	Ultra Russell MidCap Value		Ultra Russell MidCap Growth		Ultra Russell2000 Value
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,012	$(2,969)	$11,068	$(38,083)	$25,501	$33,115
Net realized gain (loss)	1,082,578	3,805,694	1,519,357	3,540,668	1,235,785	3,233,731
Change in net unrealized appreciation/depreciation	(307,891)	(997,634)	157,797	931,973	(858,485)	(132,082)
Change in Net Assets Resulting from Operations	794,699	2,805,091	1,688,222	4,434,558	402,801	3,134,764
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(12,953)	(34,067)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(12,953)	(34,067)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,639,362	29,496,246	—	—	—	3,235,711
Cost of shares redeemed	(13,731,070)	(34,785,267)	(5,111,560)	—	(4,515,449)	(3,212,403)
Change in net assets resulting from capital transactions	(91,708)	(5,289,021)	(5,111,560)	—	(4,515,449)	23,308
Change in net assets	702,991	(2,483,930)	(3,423,338)	4,434,558	(4,125,601)	3,124,005
NET ASSETS:
Beginning of period	$6,390,375	$8,874,305	$15,243,307	$10,808,749	$12,837,516	$9,713,511
End of period	$7,093,366	$6,390,375	$11,819,969	$15,243,307	$8,711,915	$12,837,516
Accumulated undistributed net investment income (loss) included in end of period net assets	$16,851	$(3,161)	$(38,736)	$(49,804)	$22,561	$10,013
SHARE TRANSACTIONS:
Beginning of period	75,000	150,000	150,000	150,000	225,000	225,000
Issued	150,000	450,000	—	—	—	—
Issued in-kind	—	—	—	—	—	75,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(150,000)	(525,000)	(50,000)	—	(75,000)	(75,000)
Shares outstanding, end of period	75,000	75,000	100,000	150,000	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

338 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Russell2000 Growth		Ultra Basic Materials		Ultra Nasdaq Biotechnology
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(36,619)	$(88,948)	$294,638	$571,458	$(995,707)	$(1,720,376)
Net realized gain (loss)	241,193	6,748,689	10,588,156	8,578,364	63,033,482	39,381,225
Change in net unrealized appreciation/depreciation	1,213,460	(873,451)	(15,926,254)	32,536,726	102,963,688	15,611,731
Change in Net Assets Resulting from Operations	1,418,034	5,786,290	(5,043,460)	41,686,548	165,001,463	53,272,580
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(185,344)	(652,921)	—	—
Net realized gains on investments	—	—	—	(4,439,494)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(185,344)	(5,092,415)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,525,447	25,395,764	153,682,352	135,411,106	79,111,126	379,772,696
Cost of shares redeemed	(20,395,939)	(33,178,623)	(174,185,704)	(178,156,298)	(124,407,968)	(214,030,793)
Change in net assets resulting from capital transactions	129,508	(7,782,859)	(20,503,352)	(42,745,192)	(45,296,842)	165,741,903
Change in net assets	1,547,542	(1,996,569)	(25,732,156)	(6,151,059)	119,704,621	219,014,483
NET ASSETS:
Beginning of period	$13,493,668	$15,490,237	$117,660,051	$123,811,110	$331,006,972	$111,992,489
End of period	$15,041,210	$13,493,668	$91,927,895	$117,660,051	$450,711,593	$331,006,972
Accumulated undistributed net investment income (loss) included in end of period net assets	$(136,938)	$(100,319)	$368,306	$259,012	$(2,930,283)	$(1,934,576)
SHARE TRANSACTIONS:
Beginning of period	150,000	225,000	2,175,000	3,150,000	4,100,000	2,300,000	(e)
Issued	225,000	300,000	2,325,000	2,700,000	150,000	1,050,000	(e)
Issued in-kind	—	—	400,000	300,000	600,000	3,800,000	(e)
Redeemed	(75,000)	—	—	(1,800,000)	—	—	(e)
Redemption in-kind	(150,000)	(375,000)	(3,125,000)	(2,175,000)	(1,300,000)	(3,050,000	)(e)
Shares outstanding, end of period	150,000	150,000	1,775,000	2,175,000	3,550,000	4,100,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 339

	Ultra Consumer Goods			Ultra Consumer Services			Ultra Financials
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$117,387	$92,819		$11,311	$22,167		$2,361,826	$3,929,235
Net realized gain (loss)	2,188,270	5,215,216		4,211,104	6,794,440		136,120,478	201,081,434
Change in net unrealized appreciation/depreciation	1,388,079	(1,987,567)		578,151	207,756		12,878,338	(10,753,736)
Change in Net Assets Resulting from Operations	3,693,736	3,320,468		4,800,566	7,024,363		151,360,642	194,256,933
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(90,206)	(95,658)		(12,091)	(20,383)		(1,963,818)	(3,745,781)
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	(90,206)	(95,658)		(12,091)	(20,383)		(1,963,818)	(3,745,781)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	45,004,035	27,578,079		43,319,474	24,252,252		37,934,001	55,228,447
Cost of shares redeemed	(47,683,223)	(31,186,205)		(47,476,949)	(32,654,623)		(134,253,563)	(230,361,872)
Change in net assets resulting from capital transactions	(2,679,188)	(3,608,126)		(4,157,475)	(8,402,371)		(96,319,562)	(175,133,425)
Change in net assets	924,342	(383,316)		631,000	(1,398,391)		53,077,262	15,377,727
NET ASSETS:
Beginning of period	$19,159,372	$19,542,688		$23,101,384	$24,499,775		$805,284,376	$789,906,649
End of period	$20,083,714	$19,159,372		$23,732,384	$23,101,384		$858,361,638	$805,284,376
Accumulated undistributed net investment income (loss) included in end of period net assets	$44,168	$16,987		$10,988	$11,768		$1,615,292	$1,217,284
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	(c)	300,000	450,000	(c)	6,634,625	8,209,625
Issued	525,000	300,000	(c)	525,000	375,000	(c)	—	75,000
Issued in-kind	—	75,000	(c)	—	—	(c)	300,000	450,000
Redeemed	(50,000)	—	(c)	—	—	(c)	(75,000)	—
Redemption in-kind	(500,000)	(450,000	)(c)	(575,000)	(525,000	)(c)	(950,000)	(2,100,000)
Shares outstanding, end of period	200,000	225,000	(c)	250,000	300,000	(c)	5,909,625	6,634,625

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

340 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Health Care			Ultra Industrials		Ultra Oil & Gas
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$110,480	$192,947		$135,357	$104,815	$629,735	$702,409
Net realized gain (loss)	34,384,221	34,294,955		4,034,811	10,776,304	(2,747,480)	27,883,636
Change in net unrealized appreciation/depreciation	6,621,858	1,440,526		(1,700,745)	(960,301)	(46,363,691)	18,389,674
Change in Net Assets Resulting from Operations	41,116,559	35,928,428		2,469,423	9,920,818	(48,481,436)	46,975,719
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,091)	(230,745)		(40,681)	(62,538)	(460,452)	(552,097)
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	(141,091)	(230,745)		(40,681)	(62,538)	(460,452)	(552,097)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	151,530,309	69,846,764		64,929,862	38,183,937	88,653,631	71,499,310
Cost of shares redeemed	(135,115,198)	(81,256,796)		(70,432,625)	(37,679,815)	(78,920,819)	(113,238,465)
Change in net assets resulting from capital transactions	16,415,111	(11,410,032)		(5,502,763)	504,122	9,732,812	(41,739,155)
Change in net assets	57,390,579	24,287,651		(3,074,021)	10,362,402	(39,209,076)	4,684,467
NET ASSETS:
Beginning of period	$97,928,404	$73,640,753		$32,229,517	$21,867,115	$149,880,425	$145,195,958
End of period	$155,318,983	$97,928,404		$29,155,496	$32,229,517	$110,671,349	$149,880,425
Accumulated undistributed net investment income (loss) included in end of period net assets	$33,461	$64,072		$134,296	$39,620	$970,583	$801,300
SHARE TRANSACTIONS:
Beginning of period	1,050,000	1,200,000	(c)	300,000	300,000	1,875,000	2,550,000
Issued	1,275,000	675,000	(c)	525,000	375,000	500,000	675,000
Issued in-kind	150,000	300,000	(c)	75,000	75,000	675,000	450,000
Redeemed	—	—	(c)	(50,000)	(75,000)	—	(225,000)
Redemption in-kind	(1,250,000)	(1,125,000	)(c)	(600,000)	(375,000)	(1,025,000)	(1,575,000)
Shares outstanding, end of period	1,225,000	1,050,000	(c)	250,000	300,000	2,025,000	1,875,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 341

	Ultra Real Estate		Ultra KBW Regional Banking		Ultra Semiconductors
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,588,680	$4,993,926	$50,584	$124,361	$277,844	$197,098
Net realized gain (loss)	71,698,221	(15,007,498)	298,776	3,268,179	7,987,681	10,584,980
Change in net unrealized appreciation/depreciation	(25,918,045)	58,959,736	887,324	(2,012,182)	5,890,282	1,961,989
Change in Net Assets Resulting from Operations	47,368,856	48,946,164	1,236,684	1,380,358	14,155,807	12,744,067
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,256,319)	(4,580,468)	—	(94,459)	(82,075)	(228,269)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,256,319)	(4,580,468)	—	(94,459)	(82,075)	(228,269)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,207,823	326,425,407	—	26,723,246	10,270,333	—
Cost of shares redeemed	(79,062,432)	(429,593,986)	(4,240,253)	(19,200,557)	(8,114,228)	(18,269,284)
Change in net assets resulting from capital transactions	(68,854,609)	(103,168,579)	(4,240,253)	7,522,689	2,156,105	(18,269,284)
Change in net assets	(22,742,072)	(58,802,883)	(3,003,569)	8,808,588	16,229,837	(5,753,486)
NET ASSETS:
Beginning of period	$308,713,325	$367,516,208	$11,724,812	$2,916,224	$29,173,791	$34,927,277
End of period	$285,971,253	$308,713,325	$8,721,243	$11,724,812	$45,403,628	$29,173,791
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,607,067	$2,274,706	$87,547	$36,963	$312,668	$116,899
SHARE TRANSACTIONS:
Beginning of period	3,479,372	4,679,372	150,000	50,000	450,000	825,000
Issued	—	3,600,000	—	50,000	—	—
Issued in-kind	100,000	900,000	—	300,000	125,000	—
Redeemed	—	(300,000)	—	—	(50,000)	(75,000)
Redemption in-kind	(850,000)	(5,400,000)	(50,000)	(250,000)	(50,000)	(300,000)
Shares outstanding, end of period	2,729,372	3,479,372	100,000	150,000	475,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

342 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Technology		Ultra Telecommunications		Ultra Utilities
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$355,943	$233,295	$40,190	$62,309	$312,166	$364,361
Net realized gain (loss)	38,671,828	24,904,669	480,982	1,256,174	2,402,269	1,285,247
Change in net unrealized appreciation/depreciation	2,070,340	25,407,552	(772,890)	359,981	1,003,861	2,926,495
Change in Net Assets Resulting from Operations	41,098,111	50,545,516	(251,718)	1,678,464	3,718,296	4,576,103
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(113,626)	(101,587)	(40,308)	(62,950)	(324,247)	(281,991)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(113,626)	(101,587)	(40,308)	(62,950)	(324,247)	(281,991)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	201,279,242	15,448,127	7,086,075	6,087,126	14,475,408	28,207,473
Cost of shares redeemed	(200,397,594)	(40,820,669)	(11,312,387)	(5,940,939)	(15,175,804)	(14,604,133)
Change in net assets resulting from capital transactions	881,648	(25,372,542)	(4,226,312)	146,187	(700,396)	13,603,340
Change in net assets	41,866,133	25,071,387	(4,518,338)	1,761,701	2,693,653	17,897,452
NET ASSETS:
Beginning of period	$148,936,749	$123,865,362	$6,942,110	$5,180,409	$32,585,377	$14,687,925
End of period	$190,802,882	$148,936,749	$2,423,772	$6,942,110	$35,279,030	$32,585,377
Accumulated undistributed net investment income (loss) included in end of period net assets	$424,592	$182,275	$56,347	$56,465	$149,647	$161,728
SHARE TRANSACTIONS:
Beginning of period	1,200,000	1,500,000	75,000	75,000	375,000	225,000
Issued	1,350,000	—	75,000	75,000	50,000	—
Issued in-kind	50,000	150,000	—	—	100,000	375,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(1,400,000)	(450,000)	(125,000)	(75,000)	(175,000)	(225,000)
Shares outstanding, end of period	1,200,000	1,200,000	25,000	75,000	350,000	375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 343

	UltraPro Financials			Ultra MSCI EAFE		Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014		Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,412	$142,019		$(203,059)	$(173,458)	$(210,205)	$(357,964)
Net realized gain (loss)	7,476,120	2,167,339		(1,783,694)	3,658,855	364,377	(2,881,365)
Change in net unrealized appreciation/depreciation	(3,261,519)	4,214,862		(7,032,335)	3,159,653	(2,853,732)	5,190,131
Change in Net Assets Resulting from Operations	4,237,013	6,524,220		(9,019,088)	6,645,050	(2,699,560)	1,950,802
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31,176)	(76,132)		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	(31,176)	(76,132)		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,395,781	16,293,211		110,833,960	79,748,754	19,880,798	25,522,079
Cost of shares redeemed	(28,121,676)	(2,949,490)		(102,478,533)	(47,625,854)	(22,983,467)	(21,408,909)
Change in net assets resulting from capital transactions	(20,725,895)	13,343,721		8,355,427	32,122,900	(3,102,669)	4,113,170
Change in net assets	(16,520,058)	19,791,809		(663,661)	38,767,950	(5,802,229)	6,063,972
NET ASSETS:
Beginning of period	$29,135,227	$9,343,418		$47,492,780	$8,724,830	$42,574,664	$36,510,692
End of period	$12,615,169	$29,135,227		$46,829,119	$47,492,780	$36,772,435	$42,574,664
Accumulated undistributed net investment income (loss) included in end of period net assets	$22,389	$31,153		$(425,493)	$(222,434)	$(714,308)	$(504,103)
SHARE TRANSACTIONS:
Beginning of period	450,002	200,002	(e)	400,000	100,000	550,000	500,000
Issued	100,000	—	(e)	1,000,000	750,000	250,000	350,000
Issued in-kind	—	300,000	(e)	—	—	—	—
Redeemed	—	—	(e)	(950,000)	(450,000)	(300,000)	(300,000)
Redemption in-kind	(400,000)	(50,000	)(e)	—	—	—	—
Shares outstanding, end of period	150,002	450,002	(e)	450,000	400,000	500,000	550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

344 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE Europe		Ultra MSCI Pacific ex-Japan		Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(114,583)	$(192,925)	$(10,289)	$(19,895)	$(41,146)	$(72,086)
Net realized gain (loss)	(319,031)	4,623,161	484,445	1,049,801	(594,778)	(4,540,566)
Change in net unrealized appreciation/depreciation	(3,885,977)	3,222,722	(743,904)	1,298	(2,390,825)	3,360,483
Change in Net Assets Resulting from Operations	(4,319,591)	7,652,958	(269,748)	1,031,204	(3,026,749)	(1,252,169)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	58,389,317	42,313,089	—	40,598,888	7,716,782	4,231,821
Cost of shares redeemed	(60,760,624)	(31,260,954)	—	(41,226,174)	(4,373,605)	(4,434,775)
Change in net assets resulting from capital transactions	(2,371,307)	11,052,135	—	(627,286)	3,343,177	(202,954)
Change in net assets	(6,690,898)	18,705,093	(269,748)	403,918	316,428	(1,455,123)
NET ASSETS:
Beginning of period	$28,034,908	$9,329,815	$2,209,389	$1,805,471	$7,104,925	$8,560,048
End of period	$21,344,010	$28,034,908	$1,939,641	$2,209,389	$7,421,353	$7,104,925
Accumulated undistributed net investment income (loss) included in end of period net assets	$(343,961)	$(229,378)	$(44,764)	$(34,475)	$(161,160)	$(120,014)
SHARE TRANSACTIONS:
Beginning of period	500,000	250,000	50,000	50,000	149,948	149,948
Issued	1,100,000	900,000	—	1,150,000	150,000	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,150,000)	(650,000)	—	(1,150,000)	(100,000)	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	450,000	500,000	50,000	50,000	199,948	149,948

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 345

	Ultra FTSE China 50		Ultra MSCI Japan		Ultra MSCI Mexico Capped IMI
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(217,115)	$(364,658)	$(128,415)	$(303,475)	$(32,049)	$(45,526)
Net realized gain (loss)	2,655,846	(203,746)	(1,199,415)	5,776,073	402,518	(65,268)
Change in net unrealized appreciation/depreciation	4,480,758	4,652,308	1,897,190	736,760	(574,456)	(19,881)
Change in Net Assets Resulting from Operations	6,919,489	4,083,904	569,360	6,209,358	(203,987)	(130,675)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	31,056,360	9,676,953	12,690,912	48,750,721	—	6,085,958
Cost of shares redeemed	(25,044,770)	(11,005,913)	(17,268,467)	(70,487,272)	—	(4,192,567)
Change in net assets resulting from capital transactions	6,011,590	(1,328,960)	(4,577,555)	(21,736,551)	—	1,893,391
Change in net assets	12,931,079	2,754,944	(4,008,195)	(15,527,193)	(203,987)	1,762,716
NET ASSETS:
Beginning of period	$41,960,227	$39,205,283	$28,489,038	$44,016,231	$6,308,284	$4,545,568
End of period	$54,891,306	$41,960,227	$24,480,843	$28,489,038	$6,104,297	$6,308,284
Accumulated undistributed net investment income (loss) included in end of period net assets	$(733,122)	$(516,007)	$(527,631)	$(399,216)	$(95,907)	$(63,858)
SHARE TRANSACTIONS:
Beginning of period	800,000	800,000	350,000	600,000	150,000	100,000
Issued	500,000	200,000	150,000	600,000	—	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(450,000)	(200,000)	(200,000)	(850,000)	—	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	850,000	800,000	300,000	350,000	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

346 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury		Ultra High Yield
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,301,610	$1,824,227	$257,685	$50,956	$8,249	$(9,782)
Net realized gain (loss)	(26,537,180)	(68,692,317)	1,913,516	(3,168,088)	463,931	511,145
Change in net unrealized appreciation/depreciation	(35,465,608)	96,921,408	4,261,475	4,328,297	(678,872)	(64,595)
Change in Net Assets Resulting from Operations	(59,701,178)	30,053,318	6,432,676	1,211,165	(206,692)	436,768
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,765,737)	(383,511)	(222,295)	(30,857)	(8,836)	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,765,737)	(383,511)	(222,295)	(30,857)	(8,836)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,382,785,680	6,473,447,760	20,862,287	37,614,486	11,958,558	10,185,749
Cost of shares redeemed	(3,218,359,666)	(5,705,454,819)	(7,025,899)	(28,220,156)	(11,863,700)	(10,200,589)
Change in net assets resulting from capital transactions	(1,835,573,986)	767,992,941	13,836,388	9,394,330	94,858	(14,840)
Change in net assets	(1,898,040,901)	797,662,748	20,046,769	10,574,638	(120,670)	421,928
NET ASSETS:
Beginning of period	$1,931,642,431	$1,133,979,683	$29,243,142	$18,668,504	$3,018,134	$2,596,206
End of period	$33,601,530	$1,931,642,431	$49,289,911	$29,243,142	$2,897,464	$3,018,134
Accumulated undistributed net investment income (loss) included in end of period net assets	$829,001	$1,293,128	$106,963	$71,573	$(4,119)	$(3,532)
SHARE TRANSACTIONS:
Beginning of period	35,550,000	20,700,000	450,000	300,000	50,000	50,000
Issued	17,200,000	121,000,000	300,000	650,000	200,000	—
Issued in-kind	8,050,000	2,250,000	—	—	—	200,000
Redeemed	(31,900,000)	(90,550,000)	—	(500,000)	(150,000)	—
Redemption in-kind	(28,300,000)	(17,850,000)	(100,000)	—	(50,000)	(200,000)
Shares outstanding, end of period	600,000	35,550,000	650,000	450,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 347

	Ultra Investment Grade Corporate
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,843	$(13,882)
Net realized gain (loss)	81,804	(461,053)
Change in net unrealized appreciation/depreciation	19,736	321,365
Change in Net Assets Resulting from Operations	103,383	(153,570)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,648)	—
Net realized gains on investments	—	—
Tax return of capital	—	—
Total distributions	(3,648)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,915,034	13,183,007
Cost of shares redeemed	(2,915,818)	(15,463,394)
Change in net assets resulting from capital transactions	(784)	(2,280,387)
Change in net assets	98,951	(2,433,957)
NET ASSETS:
Beginning of period	$2,925,137	$5,359,094
End of period	$3,024,088	$2,925,137
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,028)	$(3,223)
SHARE TRANSACTIONS:
Beginning of period	50,000	100,000
Issued	50,000	50,000
Issued in-kind	—	200,000
Redeemed	—	(300,000)
Redemption in-kind	(50,000)	—
Shares outstanding, end of period	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

348 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 349

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
October 8, 2014* through November 30, 2014 (Unaudited)	$40.00	$(0.01)	$0.36	$—	$0.35	$—	$—	$—	$—	$40.35	0.88%	1.25%	3.08%	0.17%	(3.08)%	(0.17)%	$13,720	12%
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2014 (Unaudited)	43.04	0.44	1.61	—	2.05	(0.42)	—	—	(0.42)	44.67	4.80	4.83	1.18	0.45	1.24	1.97	23,454	8
March 25, 2014* through May 31, 2014	40.00	0.20	2.84	—	3.04	—	—	—	—	43.04	7.59	7.70	5.91	0.45	(2.81)	2.64	4,304	—
Global Listed Private Equity ETF
Six Months ended November 30, 2014 (Unaudited)	44.25	0.82	(2.71)	—	(1.89)	(0.89)	—	—	(0.89)	41.47	(4.33)	(3.64)	2.19	0.60	2.33	3.92	12,441	7
Year ended May 31, 2014	40.82	1.59	6.27	—	7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—	0.82	—	—	—	—	40.82	2.05	1.90	4.47	0.60	0.43	4.30	6,123	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

350 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2014 (Unaudited)	$93.70	$0.80	$7.41	$—		$8.21	$(0.64)	$—	$—	$(0.64)	$101.27	8.80%	8.91%	0.97%	0.45%	1.12%	1.65%	$491,150	26%
Year ended May 31, 2014	76.96	1.32	16.66	—		17.98	(1.24)	—	—	(1.24)	93.70	23.59	23.42	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013	59.46	0.90	17.01	—		17.91	(0.41)	—	—	(0.41)	76.96	30.22	30.25	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012	62.15	0.62	(2.81)	—	(h)	(2.19)	(0.50)	—	—	(0.50)	59.46	(3.51)	(3.06)	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011	49.79	0.57	12.19	—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	40.00	0.38	9.63	0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71	1.60	0.95	0.23	0.87	54,770	101
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2014 (Unaudited)	45.59	0.50	4.52	—		5.02	(0.38)	—	—	(0.38)	50.23	11.08	11.16	0.60	0.35	1.86	2.11	439,487	5
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—		5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85	0.70	0.35	1.69	2.04	184,624	7
MSCI EAFE Dividend Growers ETF
August 19, 2014* through November 30, 2014 (Unaudited)	40.00	0.17	(2.38)	—		(2.21)	(0.09)	—	—	(0.09)	37.70	(5.53)	(4.46)	2.88	0.50	(0.83)	1.55	3,771	17

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 351

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2014 (Unaudited)	$79.52	$2.03	$(4.41)		$0.05	$(2.33)	$(2.06)	$—	$—	$(2.06)	$75.13	(3.04)%	(4.20)%	0.79%	0.50%	4.91%	5.20%	$157,780	28%
Year ended May 31, 2014	79.27	4.15	(0.75)		0.56	3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98	0.98	0.50	4.75	5.23	147,103	36
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)		—	(0.73)	—	—	—	—	79.27	(0.91)	0.56	5.89	0.50	(0.95)	4.44	23,780	—	(j)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2014 (Unaudited)	81.19	1.41	(3.08)		0.10	(1.57)	(1.39)	—	—	(1.39)	78.23	(1.99)	(2.47)	0.60	0.30	3.22	3.52	109,525	19
November 5, 2013* through May 31, 2014	80.00	1.68	0.57		0.33	2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04	0.89	0.30	3.07	3.66	81,188	17
USD Covered Bond
Six Months ended November 30, 2014 (Unaudited)	101.74	0.49	(0.07	)(i)	0.03	0.45	(0.49)	—	—	(0.49)	101.70	0.44	0.09	2.49	0.35	(1.18)	0.96	6,611	107
Year ended May 31, 2014	101.70	0.93	0.05		—	0.98	(0.94)	—	—	(0.94)	101.74	0.97	1.03	2.57	0.35	(1.29)	0.92	6,613	83
Year ended May 31, 2013	100.17	0.96	1.53		—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	100.00	0.02	0.15		—	0.17	—	—	—	—	100.17	0.17	0.41	9.68	0.35	(8.47)	0.85	13,023	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

352 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2014 (Unaudited)	$43.18	$0.09	$(2.71)	$—	$(2.62)	$(0.18)	$—	$—	$(0.18)	$40.38	(6.10)%	(6.39)%	3.48%	0.45%	(2.61)%	0.42%	$6,057	33%
Year ended May 31, 2014	41.15	0.26	2.48	—	2.74	(0.71)	—	—	(0.71)	43.18	6.72	5.98	4.10	0.45	(3.03)	0.61	4,318	120
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06	3.87	0.45	(2.50)	0.92	3,955	22
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2014 (Unaudited)	81.65	1.65	(2.90)	—	(1.25)	(1.77)	—	—	(1.77)	78.63	(1.59)	(1.50)	1.30	0.50	3.29	4.09	7,863	57
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93	1.77	0.50	2.58	3.85	12,248	11
Hedge Replication ETF
Six Months ended November 30, 2014 (Unaudited)	41.96	(0.14)	0.57	—	0.43	—	—	—	—	42.39	1.02	1.34	1.70	0.95	(1.42)	(0.67)	34,972	128
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—	—	—	—	41.96	3.49	3.22	1.68	0.95	(1.36)	(0.63)	31,471	193
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)	1.96	0.95	(1.38)	(0.37)	17,152	158

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 353

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Merger ETF
Six Months ended November 30, 2014 (Unaudited)	$37.07	$0.14	$(0.73)	$—	$(0.59)	$—	$—	$—	$—	$36.48	(1.60)%	(1.65)%	5.99%	0.75%	(4.51)%	0.73%	$2,736	150%
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)	4.26	0.75	(1.71)	1.81	5,769	274
RAFI® Long/Short
Six Months ended November 30, 2014 (Unaudited)	42.79	0.29	(0.94)	—	(0.65)	(0.25)	—	—	(0.25)	41.89	(1.52)	(1.76)	1.14	0.95	1.16	1.35	63,875	13
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02	1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57	2.00	0.95	(0.41)	0.65	18,633	45

*  Commencement of investment operations.

See accompanying notes to the financial statements.

354 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
30 Year TIPS/TSY Spread
Six Months ended November 30, 2014 (Unaudited)	$35.81	$0.25	$(3.44)	$0.01	$(3.18)	$(0.41)	$—	$(0.04)	$(0.45)	$32.18	(8.98)%	(9.41)%	3.33%	0.75%	(1.17)%	1.41%	$4,022	9%
Year ended May 31, 2014	37.80	0.44	(2.09)	—	(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)	4.34	0.75	(2.39)	1.20	3,581	102
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)	3.38	0.75	0.19	2.81	3,852	136
Short 30 Year TIPS/TSY Spread
Six Months ended November 30, 2014 (Unaudited)	38.52	0.35	2.86	—	3.21	(0.38)	—	—	(0.38)	41.35	8.41	7.43	4.08	0.75	(1.54)	1.79	4,135	—
Year ended May 31, 2014	38.82	0.82	(0.32)	—	0.50	(0.80)	—	—	(0.80)	38.52	1.26	4.30	4.13	0.75	(1.26)	2.12	3,852	109
Year ended May 31, 2013	40.90	0.69	(2.07)	—	(1.38)	(0.70)	—	—	(0.70)	38.82	(3.32)	(1.14)	2.62	0.75	(0.06)	1.81	3,882	126
January 10, 2012* through May 31, 2012	40.00	0.28	0.70	0.04	1.02	(0.12)	—	—	(0.12)	40.90	2.57	(1.17)	3.45	0.75	(0.88)	1.81	4,090	123

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 355

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro 10 Year TIPS/TSY Spread
Six Months ended November 30, 2014 (Unaudited)	$35.10	$0.11	$(5.26)		$—		$(5.15)	$(0.16)	$—	$(0.07)	$(0.23)	$29.72	(14.74)%	(15.80)%	8.45%	0.75%	(7.02)%	0.68%	$1,486	100%
Year ended May 31, 2014	36.38	0.20	(1.48)		—		(1.28)	—	—	—	—	35.10	(3.53)	(4.83)	8.22	0.75	(6.91)	0.57	1,755	199
Year ended May 31, 2013	38.65	(0.22)	(1.64	)(i)	0.02		(1.84)	(0.32)	—	(0.11)	(0.43)	36.38	(4.84)	(1.61)	2.73	0.75	(2.53)	(0.56)	1,819	240
February 7, 2012* through May 31, 2012	40.00	0.38	(1.77)		0.04		(1.35)	—	—	—	—	38.65	(3.38)	(4.20)	3.86	0.75	(0.10)	3.01	3,865	14
UltraPro Short 10 Year TIPS/TSY Spread
Six Months ended November 30, 2014 (Unaudited)	40.37	0.29	5.62		—		5.91	(0.26)	—	—	(0.26)	46.02	14.74	6.37	6.91	0.75	(4.79)	1.37	2,301	102
Year ended May 31, 2014	40.76	0.21	(0.49)		—		(0.28)	(0.09)	—	(0.02)	(0.11)	40.37	(0.70)	4.01	7.03	0.75	(5.77)	0.50	2,018	170
Year ended May 31, 2013	40.80	0.19	(0.02)		0.02		0.19	(0.23)	—	—	(0.23)	40.76	0.50	(1.32)	2.76	0.75	(1.53)	0.48	2,038	259
February 7, 2012* through May 31, 2012	40.00	0.12	0.68		0.04		0.84	(0.04)	—	—	(0.04)	40.80	2.09	2.32	3.89	0.75	(2.21)	0.93	4,080	4
CDS North American HY Credit ETF
August 5, 2014* through November 30, 2014 (Unaudited)	40.00	(0.06)	1.11		—	(h)	1.05	(0.17)	—	—	(0.17)	40.88	2.62	2.52	1.93	0.50	(1.93)	(0.50)	6,132	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

356 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
CDS Short North American HY Credit ETF
August 5, 2014* through November 30, 2014 (Unaudited)	$40.00	$(0.06)	$(1.17)	$0.01	$(1.22)	$—	$—	$—	$—	$38.78	(3.01)%	(2.68)%	1.59%	0.50%	(1.58)%	(0.49)%	$7,757	—%
Short S&P500®
Six Months ended November 30, 2014 (Unaudited)	23.87	(0.10)	(1.98)	—	(2.08)	—	—	—	—	21.79	(8.70)	(8.76)	0.90	0.90	(0.88)	(0.88)	1,424,519	—
Year ended May 31, 2014	29.26	(0.23)	(5.16)	—	(5.39)	—	—	—	—	23.87	(18.43)	(18.45)	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013	38.09	(0.27)	(8.56)	—	(8.83)	—	—	—	—	29.26	(23.19)	(23.20)	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Short QQQ®
Six Months ended November 30, 2014 (Unaudited)(cc)	68.90	(0.30)	(10.30)	—	(10.60)	—	—	—	—	58.30	(15.37)	(15.37)	1.04	0.95	(1.03)	(0.93)	190,217	—
Year ended May 31, 2014(cc)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013(cc)	110.94	(0.86)	(20.32)	—	(21.18)	—	—	—	—	89.76	(19.09)	(19.16)	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012(cc)	127.65	(1.12)	(15.63)	0.04	(16.71)	—	—	—	—	110.94	(13.09)	(13.06)	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011(cc)	171.21	(1.22)	(42.38)	0.04	(43.56)	—	—	—	—	127.65	(25.46)	(25.47)	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010(cc)	232.91	(1.59)	(60.15)	0.04	(61.70)	—	—	—	—	171.21	(26.50)	(26.52)	1.08	0.95	(0.98)	(0.85)	237,550	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 357

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Dow30SM
Six Months ended November 30, 2014 (Unaudited)	$25.42	$(0.11)	$(1.93)	$—		$(2.04)	$—	$—	$—	$—	$23.38	(8.05)%	(8.10)%	0.99%	0.95%	(0.96)%	(0.92)%	$255,995	—%
Year ended May 31, 2014	29.31	(0.25)	(3.64)	—		(3.89)	—	—	—	—	25.42	(13.25)	(13.21)	0.98	0.95	(0.95)	(0.92)	286,026	—
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—		(8.18)	—	—	—	—	29.31	(21.83)	(21.85)	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01		(2.56)	—	—	—	—	37.49	(6.39)	(6.42)	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01		(12.34)	—	—	—	—	40.05	(23.57)	(23.59)	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01		(14.13)	—	—	—	—	52.39	(21.24)	(20.70)	1.00	0.95	(0.90)	(0.86)	278,994	—
Short MidCap400
Six Months ended November 30, 2014 (Unaudited)	17.70	(0.08)	(1.03)	—		(1.11)	—	—	—	—	16.59	(6.29)	(6.22)	1.01	0.95	(1.00)	(0.94)	33,589	—
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—		(3.76)	—	—	—	—	17.70	(17.50)	(17.49)	1.13	0.95	(1.11)	(0.94)	107,529	—
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)	1.18	0.95	(1.09)	(0.85)	40,007	—

See accompanying notes to the financial statements.

358 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Russell2000
Six Months ended November 30, 2014 (Unaudited)	$16.92	$(0.08)	$(0.88)		$—	$(0.96)	$—	$—	$—	$—	$15.96	(5.70)%	(5.67)%	1.01%	0.95%	(0.99)%	(0.93)%	$483,943	—%
Year ended May 31, 2014	20.52	(0.16)	(3.44)		—	(3.60)	—	—	—	—	16.92	(17.54)	(17.58)	1.02	0.95	(0.99)	(0.92)	699,357	—
Year ended May 31, 2013	28.09	(0.21)	(7.36)		—	(7.57)	—	—	—	—	20.52	(26.94)	(27.02)	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012	29.02	(0.28)	(0.66)		0.01	(0.93)	—	—	—	—	28.09	(3.20)	(3.10)	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011	40.28	(0.29)	(10.98)		0.01	(11.26)	—	—	—	—	29.02	(27.95)	(27.88)	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	58.14	(0.38)	(17.49)		0.01	(17.86)	—	—	—	—	40.28	(30.72)	(30.77)	1.07	0.95	(0.98)	(0.86)	259,782	—
Short SmallCap600
Six Months ended November 30, 2014 (Unaudited)	57.57	(0.26)	(3.00)		—	(3.26)	—	—	—	—	54.31	(5.65)	(7.06)	1.84	0.95	(1.83)	(0.94)	9,162	—
Year ended May 31, 2014(aa)	71.31	(0.61)	(13.13)		—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(aa)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(aa)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011(aa)	142.16	(1.01)	(37.78)		0.02	(38.77)	—	—	—	—	103.39	(27.27)	(27.04)	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010(aa)	205.87	(1.41)	(62.33)		0.03	(63.71)	—	—	—	—	142.16	(30.95)	(31.11)	1.21	0.95	(1.11)	(0.86)	26,655	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 359

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell3000
Six Months ended November 30, 2014 (Unaudited)	$21.86	$(0.10)	$(3.40)	$—	$(3.50)	$—	$—	$—	$—	$18.36	(15.98)%	(16.90)%	15.19%	0.95%	(15.18)%	(0.94)%	$551	—%
Year ended May 31, 2014	33.40	(0.26)	(11.28)	—	(11.54)	—	—	—	—	21.86	(34.57)	(30.79)	9.53	0.95	(9.53)	(0.95)	655	—
Year ended May 31, 2013	58.09	(0.38)	(24.31)	—	(24.69)	—	—	—	—	33.40	(42.50)	(45.71)	7.53	0.95	(7.43)	(0.85)	1,002	—
Year ended May 31, 2012(v)	67.64	(0.61)	(8.95)	0.01	(9.55)	—	—	—	—	58.09	(14.11)	(14.35)	5.80	0.95	(5.76)	(0.91)	1,742	—
Year ended May 31, 2011(v)	119.22	(0.74)	(50.87)	0.03	(51.58)	—	—	—	—	67.64	(43.27)	(42.68)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010(v)	200.00	(1.08)	(79.76)	0.06	(80.78)	—	—	—	—	119.22	(40.38)	(40.43)	2.17	0.95	(2.08)	(0.86)	2,385	—
UltraShort S&P500®
Six Months ended November 30, 2014 (Unaudited)	26.52	(0.11)	(4.33)	—	(4.44)	—	—	—	—	22.08	(16.74)	(16.91)	0.90	0.90	(0.87)	(0.87)	1,179,752	—
Year ended May 31, 2014	40.09	(0.28)	(13.29)	—	(13.57)	—	—	—	—	26.52	(33.84)	(33.69)	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(x)	68.40	(0.42)	(27.89)	—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(x)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(x)	137.61	(0.82)	(56.47)	0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010(x)	224.51	(1.24)	(85.68)	0.02	(86.90)	—	—	—	—	137.61	(38.71)	(38.04)	0.90	0.90	(0.80)	(0.80)	3,511,675	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

360 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Six Months ended November 30, 2014 (Unaudited)	$53.18	$(0.21)	$(15.01)	$—	$(15.22)	$—	$—	$—	$—	$37.96	(28.63)%	(28.69)%	1.04%	0.95%	(1.01)%	(0.92)%	$331,655	—%
Year ended May 31, 2014(aa)	91.05	(0.63)	(37.24)	—	(37.87)	—	—	—	—	53.18	(41.59)	(41.51)	1.02	0.95	(0.99)	(0.92)	379,610	—
Year ended May 31, 2013(aa)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(aa)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(o)(aa)	360.33	(2.15)	(162.24)	0.03	(164.36)	—	—	—	—	195.97	(45.62)	(45.53)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)(aa)	687.45	(3.66)	(323.52)	0.06	(327.12)	—	—	—	—	360.33	(47.57)	(47.67)	1.02	0.95	(0.92)	(0.85)	887,757	—
UltraShort Dow30SM
Six Months ended November 30, 2014 (Unaudited)	25.98	(0.11)	(3.92)	—	(4.03)	—	—	—	—	21.95	(15.49)	(15.52)	1.01	0.95	(0.98)	(0.92)	200,305	—
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(u)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(u)	117.00	(0.74)	(48.75)	0.01	(49.48)	—	—	—	—	67.52	(42.29)	(42.19)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010(u)	192.60	(1.12)	(74.50)	0.02	(75.60)	—	—	—	—	117.00	(39.25)	(39.04)	0.97	0.95	(0.87)	(0.85)	533,081	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 361

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2014 (Unaudited)	$48.84	$(0.22)	$(5.80)	$—	$(6.02)	$—	$—	$—	$—	$42.82	(12.33)%	(12.23)%	1.68%	0.95%	(1.66)%	(0.94)%	$10,897	—%
Year ended May 31, 2014(aa)	72.42	(0.55)	(23.03)	—	(23.58)	—	—	—	—	48.84	(32.56)	(32.37)	1.56	0.95	(1.54)	(0.94)	11,209	—
Year ended May 31, 2013(aa)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(aa)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(n)(aa)	296.88	(1.78)	(144.59)	0.03	(146.34)	—	—	—	—	150.54	(49.31)	(49.30)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)(aa)	624.36	(3.29)	(324.21)	0.02	(327.48)	—	—	—	—	296.88	(52.43)	(52.33)	1.14	0.95	(1.03)	(0.85)	43,141	—
UltraShort Russell2000
Six Months ended November 30, 2014 (Unaudited)	47.93	(0.21)	(5.34)	—	(5.55)	—	—	—	—	42.38	(11.57)	(11.67)	1.03	0.95	(1.01)	(0.93)	205,962	—
Year ended May 31, 2014(aa)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(aa)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(aa)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(n)(aa)	326.08	(1.96)	(162.52)	0.03	(164.45)	—	—	—	—	161.63	(50.43)	(50.34)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)(aa)	717.48	(3.60)	(387.87)	0.07	(391.40)	—	—	—	—	326.08	(54.56)	(54.78)	1.04	0.95	(0.93)	(0.84)	469,252	—

See accompanying notes to the financial statements.

362 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2014 (Unaudited)	$47.35	$(0.21)	$(5.21)	$—	$(5.42)	$—	$—	$—	$—	$41.93	(11.44)%	(14.20)%	2.16%	0.95%	(2.15)%	(0.94)%	$5,171	—%
Year ended May 31, 2014(aa)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)	2.33	0.95	(2.32)	(0.94)	8,206	—
Year ended May 31, 2013(aa)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(aa)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(n)(aa)	342.47	(2.11)	(166.54)	0.07	(168.58)	—	—	—	—	173.89	(49.24)	(49.26)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)(aa)	753.53	(3.89)	(407.23)	0.06	(411.06)	—	—	—	—	342.47	(54.56)	(54.78)	1.36	0.95	(1.25)	(0.84)	19,264	—
UltraPro Short S&P500®
Six Months ended November 30, 2014 (Unaudited)	50.65	(0.21)	(12.21)	—	(12.42)	—	—	—	—	38.23	(24.52)	(24.61)	0.93	0.93	(0.90)	(0.90)	472,418	—
Year ended May 31, 2014(aa)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(aa)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(v)(aa)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(v)(aa)	692.70	(3.56)	(390.01)	0.09	(393.48)	—	—	—	—	299.22	(56.81)	(56.68)	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010(v)(aa)	1,600.00	(5.83)	(901.67)	0.20	(907.30)	—	—	—	—	692.70	(56.70)	(56.80)	1.01	0.95	(0.91)	(0.86)	249,373	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 363

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
Six Months ended November 30, 2014 (Unaudited)	$47.35	$(0.18)	$(18.91)	$—	$(19.09)	$—	$—	$—	$—	$28.26	(40.32)%	(40.41)%	1.04%	0.95%	(1.02)%	(0.93)%	$261,362	—%
Year ended May 31, 2014(aa)	108.48	(0.62)	(60.51)	—	(61.13)	—	—	—	—	47.35	(56.35)	(56.31)	1.06	0.95	(1.03)	(0.92)	359,802	—
Year ended May 31, 2013(aa)	215.45	(1.26)	(105.71)	—	(106.97)	—	—	—	—	108.48	(49.65)	(49.58)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(u)(aa)	381.84	(2.41)	(164.06)	0.08	(166.39)	—	—	—	—	215.45	(43.58)	(43.59)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(u)(aa)	989.08	(4.28)	(603.09)	0.13	(607.24)	—	—	—	—	381.84	(61.39)	(61.47)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010(u)(aa)	1,280.00	(2.36)	(288.56)	—	(290.92)	—	—	—	—	989.08	(22.73)	(22.66)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Six Months ended November 30, 2014 (Unaudited)	27.03	(0.12)	(6.03)	—	(6.15)	—	—	—	—	20.88	(22.77)	(22.92)	1.02	0.95	(1.00)	(0.93)	108,551	—
Year ended May 31, 2014	42.10	(0.32)	(14.75)	—	(15.07)	—	—	—	—	27.03	(35.79)	(35.63)	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(x)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(x)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(x)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010(x)	320.00	(0.65)	(31.93)	—	(32.58)	—	—	—	—	287.42	(10.18)	(10.04)	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

364 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Six Months ended November 30, 2014 (Unaudited)	$47.43	$(0.21)	$(8.67)	$—	$(8.88)	$—	$—	$—	$—	$38.55	(18.73)%	(18.75)%	2.06%	0.95%	(2.05)%	(0.94)%	$4,575	—%
Year ended May 31, 2014(aa)	88.02	(0.57)	(40.02)	—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)	2.27	0.95	(2.26)	(0.94)	8,001	—
Year ended May 31, 2013(aa)	222.43	(1.29)	(133.12)	—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(u)(aa)	305.36	(2.60)	(80.43)	0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 20119(u)(aa)	888.36	(4.18)	(578.82)	—	(583.00)	—	—	—	—	305.36	(65.62)	(65.64)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010(u)(aa)	1,280.00	(2.30)	(389.34)	—	(391.64)	—	—	—	—	888.36	(30.60)	(30.69)	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Six Months ended November 30, 2014 (Unaudited)	41.95	(0.18)	(7.44)	—	(7.62)	—	—	—	—	34.33	(18.16)	(18.10)	1.10	0.95	(1.08)	(0.93)	85,989	—
Year ended May 31, 2014(aa)	79.51	(0.48)	(37.08)	—	(37.56)	—	—	—	—	41.95	(47.23)	(47.37)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(aa)	217.23	(1.09)	(136.63)	—	(137.72)	—	—	—	—	79.51	(63.40)	(63.49)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(v)(aa)	326.55	(2.47)	(106.92)	0.07	(109.32)	—	—	—	—	217.23	(33.48)	(33.33)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(v)(aa)	1,005.12	(4.22)	(674.43)	0.08	(678.57)	—	—	—	—	326.55	(67.51)	(67.45)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010(v)(aa)	1,600.00	(2.55)	(592.33)	—	(594.88)	—	—	—	—	1,005.12	(37.18)	(37.21)	2.12	0.95	(1.99)	(0.82)	15,077	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 365

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Six Months ended November 30, 2014 (Unaudited)	$36.46	$(0.16)	$(5.06)	$—	$(5.22)	$—	$—	$—	$—	$31.24	(14.32)%	(19.45)%	14.55%	0.95%	(14.53)%	(0.94)%	$586	—%
Year ended May 31, 2014(y)	54.81	(0.43)	(17.92)	—	(18.35)	—	—	—	—	36.46	(33.47)	(26.10)	11.07	0.95	(11.07)	(0.95)	683	—
Year ended May 31, 2013(y)	102.64	(0.65)	(47.18)	—	(47.83)	—	—	—	—	54.81	(46.60)	(49.55)	6.63	0.95	(6.53)	(0.85)	1,028	—
Year ended May 31, 2012(y)	115.02	(1.07)	(11.31)	—	(12.38)	—	—	—	—	102.64	(10.76)	(11.41)	5.03	0.95	(5.00)	(0.92)	1,925	—
Year ended May 31, 2011(y)	194.48	(1.35)	(78.16)	0.05	(79.46)	—	—	—	—	115.02	(40.85)	(40.11)	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010(y)	339.64	(1.90)	(143.28)	0.02	(145.16)	—	—	—	—	194.48	(42.74)	(42.11)	1.96	0.95	(1.85)	(0.84)	10,939	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2014 (Unaudited)	25.19	(0.11)	(4.59)	—	(4.70)	—	—	—	—	20.49	(18.66)	(19.06)	4.82	0.95	(4.81)	(0.94)	1,280	—
Year ended May 31, 2014	39.67	(0.30)	(14.18)	—	(14.48)	—	—	—	—	25.19	(36.50)	(35.51)	3.63	0.95	(3.63)	(0.95)	2,833	—
Year ended May 31, 2013	63.16	(0.43)	(23.06)	—	(23.49)	—	—	—	—	39.67	(37.19)	(36.23)	4.60	0.95	(4.53)	(0.87)	4,462	—
Year ended May 31, 2012(u)	77.31	(0.69)	(13.50)	0.04	(14.15)	—	—	—	—	63.16	(18.31)	(20.86)	2.99	0.95	(2.96)	(0.92)	2,367	—
Year ended May 31, 2011(u)	140.64	(0.89)	(62.45)	0.01	(63.33)	—	—	—	—	77.31	(45.02)	(45.01)	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010(u)	230.02	(1.34)	(88.06)	0.02	(89.38)	—	—	—	—	140.64	(38.86)	(38.64)	1.89	0.95	(1.78)	(0.85)	10,548	—

See accompanying notes to the financial statements.

366 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Six Months ended November 30, 2014 (Unaudited)(dd)	$71.66	$(0.32)	$(9.04)	$—	$(9.36)	$—	$—	$—	$—	$62.30	(13.06)%	(14.84)%	18.13%	0.95%	(18.13)%	(0.95)%	$467	—%
Year ended May 31, 2014(dd)	112.97	(0.87)	(40.44)	—	(41.31)	—	—	—	—	71.66	(36.56)	(37.04)	13.48	0.95	(13.48)	(0.95)	537	—
Year ended May 31, 2013(dd)	217.08	(1.37)	(102.74)	—	(104.11)	—	—	—	—	112.97	(47.96)	(44.62)	7.91	0.95	(7.81)	(0.85)	846	—
Year ended May 31, 2012(dd)	237.21	(2.26)	(17.87)	—	(20.13)	—	—	—	—	217.08	(8.49)	(10.14)	5.77	0.95	(5.74)	(0.92)	1,626	—
Year ended May 31, 2011(n)(dd)	442.98	(2.91)	(203.07)	0.21	(205.77)	—	—	—	—	237.21	(46.46)	(45.29)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)(dd)	1,089.62	(5.01)	(569.76)	0.13	(574.64)	—	(72.00)	—	(72.00)	442.98	(56.07)	(56.50)	3.54	0.95	(3.43)	(0.84)	3,322	—
UltraShort Russell MidCap Growth
Six Months ended November 30, 2014 (Unaudited)(dd)	74.17	(0.33)	(12.88)	—	(13.21)	—	—	—	—	60.96	(17.81)	(18.24)	12.14	0.95	(12.13)	(0.95)	685	—
Year ended May 31, 2014(dd)	115.55	(0.85)	(40.53)	—	(41.38)	—	—	—	—	74.17	(35.81)	(33.63)	8.52	0.95	(8.52)	(0.95)	834	—
Year ended May 31, 2013(dd)	199.48	(1.36)	(82.57)	—	(83.93)	—	—	—	—	115.55	(42.07)	(43.74)	5.67	0.95	(5.58)	(0.86)	1,299	—
Year ended May 31, 2012(dd)	222.65	(2.08)	(21.09)	—	(23.17)	—	—	—	—	199.48	(10.41)	(9.81)	4.44	0.95	(4.41)	(0.92)	2,243	—
Year ended May 31, 2011(n)(dd)	461.74	(2.88)	(236.38)	0.17	(239.09)	—	—	—	—	222.65	(51.79)	(51.75)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)(dd)	907.87	(4.85)	(441.40)	0.12	(446.13)	—	—	—	—	461.74	(49.14)	(49.35)	2.48	0.95	(2.38)	(0.84)	5,195	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 367

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Six Months ended November 30, 2014 (Unaudited)	$55.95	$(0.26)	$(3.59)	$—	$(3.85)	$—	$—	$—	$—	$52.10	(6.88)%	(12.67)%	5.85%	0.95%	(5.85)%	(0.94)%	$1,706	—%
Year ended May 31, 2014(aa)	82.87	(0.61)	(26.31)	—	(26.92)	—	—	—	—	55.95	(32.48)	(26.72)	5.36	0.95	(5.35)	(0.95)	1,832	—
Year ended May 31, 2013(aa)	157.28	(0.99)	(73.42)	—	(74.41)	—	—	—	—	82.87	(47.31)	(48.42)	3.15	0.95	(3.05)	(0.85)	2,718	—
Year ended May 31, 2012(aa)	185.84	(1.71)	(26.85)	—	(28.56)	—	—	—	—	157.28	(15.37)	(15.57)	2.36	0.95	(2.33)	(0.92)	5,159	—
Year ended May 31, 2011(n)(aa)	335.43	(2.20)	(147.45)	0.06	(149.59)	—	—	—	—	185.84	(44.61)	(44.54)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)(aa)	787.65	(4.03)	(448.26)	0.07	(452.22)	—	—	—	—	335.43	(57.42)	(57.68)	1.85	0.95	(1.74)	(0.84)	7,862	—
UltraShort Russell2000 Growth
Six Months ended November 30, 2014 (Unaudited)	42.93	(0.19)	(6.90)	—	(7.09)	—	—	—	—	35.84	(16.52)	(17.30)	2.67	0.95	(2.66)	(0.94)	3,313	—
Year ended May 31, 2014(aa)	65.72	(0.45)	(22.34)	—	(22.79)	—	—	—	—	42.93	(34.67)	(33.68)	2.79	0.95	(2.79)	(0.94)	6,115	—
Year ended May 31, 2013(aa)	125.46	(0.81)	(58.93)	—	(59.74)	—	—	—	—	65.72	(47.62)	(47.76)	2.30	0.95	(2.20)	(0.86)	5,668	—
Year ended May 31, 2012(aa)	148.74	(1.35)	(21.96)	0.03	(23.28)	—	—	—	—	125.46	(15.65)	(17.16)	1.50	0.95	(1.47)	(0.92)	8,468	—
Year ended May 31, 2011(o)(aa)	334.01	(1.90)	(183.47)	0.10	(185.27)	—	—	—	—	148.74	(55.46)	(55.06)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)(aa)	762.13	(3.61)	(358.82)	0.09	(362.34)	—	(65.78)	—	(65.78)	334.01	(51.35)	(51.60)	1.80	0.95	(1.69)	(0.84)	12,525	—

See accompanying notes to the financial statements.

368 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2014 (Unaudited)	$25.34	$(0.12)	$0.03	$—		$(0.09)	$—	$—	$—	$—	$25.25	(0.35)%	(4.23)%	7.87%	0.95%	(7.85)%	(0.93)%	$1,263	—%
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—		(6.58)	—	—	—	—	25.34	(20.59)	(18.84)	4.33	0.95	(4.32)	(0.94)	1,267	—
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	53.43	(0.36)	(17.68)	—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51	0.01		3.43	—	—	—	—	53.43	6.86	5.98	3.52	0.95	(3.39)	(0.82)	5,343	—
Short Financials
Six Months ended November 30, 2014 (Unaudited)	19.95	(0.09)	(1.95)	—		(2.04)	—	—	—	—	17.91	(10.23)	(10.36)	1.38	0.95	(1.35)	(0.92)	20,598	—
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)	1.04	0.95	(0.94)	(0.85)	103,783	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 369

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2014 (Unaudited)	$22.63	$(0.11)	$3.75	$—		$3.64	$—	$—	$—	$—	$26.27	16.07%	16.15%	5.97%	0.95%	(5.96)%	(0.94)%	$1,970	—%
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—		(5.41)	—	—	—	—	22.63	(19.30)	(17.88)	3.89	0.95	(3.88)	(0.94)	1,697	—
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)	1.81	0.95	(1.73)	(0.87)	12,164	—
Short Real Estate
Six Months ended November 30, 2014 (Unaudited)	22.90	(0.10)	(2.12)	—		(2.22)	—	—	—	—	20.68	(9.69)	(9.55)	1.26	0.95	(1.24)	(0.93)	11,375	—
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—		(2.92)	—	—	—	—	22.90	(11.28)	(11.58)	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)	3.68	0.95	(3.54)	(0.82)	4,814	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

370 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short KBW Regional Banking
Six Months ended November 30, 2014 (Unaudited)	$30.41	$(0.14)	$(2.37)	$—	$(2.51)	$—	$—	$—	$—	$27.90	(8.25)%	(9.35)%	6.91%	0.95%	(6.90)%	(0.95)%	$1,395	—%
Year ended May 31, 2014	37.70	(0.29)	(7.00)	—	(7.29)	—	—	—	—	30.41	(19.33)	(18.02)	5.92	0.95	(5.92)	(0.94)	1,520	—
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—	(9.71)	—	—	—	—	37.70	(20.50)	(22.89)	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02	(7.60)	—	—	—	—	57.95	(11.61)	(11.31)	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01	5.55	—	—	—	—	65.55	9.25	9.35	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Six Months ended November 30, 2014 (Unaudited)	29.45	(0.13)	(0.22)	—	(0.35)	—	—	—	—	29.10	(1.20)	(1.16)	1.59	0.95	(1.57)	(0.92)	14,287	—
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(x)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(x)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(x)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)(x)	355.70	(1.64)	(195.13)	0.10	(196.67)	—	—	—	—	159.03	(55.30)	(55.66)	1.05	0.95	(0.94)	(0.84)	131,792	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 371

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2014 (Unaudited)(dd)	$82.28	$(0.30)	$(34.79)	$—	$(35.09)	$—	$—	$—	$—	$47.19	(42.64)%	(42.64)%	1.12%	0.95%	(1.10)%	(0.94)%	$48,845	—%
Year ended May 31, 2014(dd)	732.24	(0.90)	(649.06)	—	(649.96)	—	—	—	—	82.28	(55.06)	(55.19)	1.45	0.95	(1.45)	(0.95)	60,474	—
Year ended May 31, 2013(x)(dd)	447.25	(9.91)	294.90	—	284.99	—	—	—	—	732.24	(59.07)	(58.96)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(x)(dd)	719.92	(5.38)	(267.63)	0.34	(272.67)	—	—	—	—	447.25	(37.87)	(38.15)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(x)(dd)	1,491.73	(9.87)	(762.12)	0.18	(771.81)	—	—	—	—	719.92	(51.74)	(51.12)	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010(x)(dd)	1,200.00	(1.59)	293.06	0.26	291.73	—	—	—	—	1,491.73	24.32	23.17	3.56	0.95	(3.42)	(0.81)	7,459	—
UltraShort Consumer Goods
Six Months ended November 30, 2014 (Unaudited)	31.56	(0.14)	(5.55)	—	(5.69)	—	—	—	—	25.87	(18.01)	(17.48)	3.52	0.95	(3.52)	(0.95)	1,616	—
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(x)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(x)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(x)	161.97	(1.02)	(71.48)	0.02	(72.48)	—	—	—	—	89.49	(44.75)	(44.66)	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010(x)	262.31	(1.55)	(98.82)	0.03	(100.34)	—	—	—	—	161.97	(38.26)	(38.31)	1.49	0.95	(1.38)	(0.84)	15,184	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

372 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2014 (Unaudited)	$17.45	$(0.08)	$(3.82)	$—		$(3.90)	$—	$—	$—	$—	$13.55	(22.33)%	(20.46)%	2.06%	0.95%	(2.05)%	(0.94)%	$7,452	—%
Year ended May 31, 2014	27.12	(0.19)	(9.48)	—		(9.67)	—	—	—	—	17.45	(35.65)	(33.57)	2.47	0.95	(2.46)	(0.94)	7,850	—
Year ended May 31, 2013	50.78	(0.33)	(23.33)	—		(23.66)	—	—	—	—	27.12	(46.60)	(47.81)	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(u)	71.05	(0.60)	(19.67)	—	(h)	(20.27)	—	—	—	—	50.78	(28.53)	(28.85)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(u)	124.17	(0.82)	(52.33)	0.03		(53.12)	—	—	—	—	71.05	(42.80)	(42.64)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010(u)	257.47	(1.46)	(131.90)	0.06		(133.30)	—	—	—	—	124.17	(51.78)	(51.73)	1.15	0.95	(1.03)	(0.83)	32,595	—
UltraShort Financials
Six Months ended November 30, 2014 (Unaudited)(cc)	65.00	(0.28)	(12.39)	—		(12.67)	—	—	—	—	52.33	(19.49)	(19.46)	1.10	0.95	(1.07)	(0.92)	61,218	—
Year ended May 31, 2014(cc)	90.90	(0.72)	(25.18)	—		(25.90)	—	—	—	—	65.00	(28.49)	(28.54)	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013(cc)	193.50	(1.19)	(101.41)	—		(102.60)	—	—	—	—	90.90	(53.02)	(53.01)	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012(cc)	235.57	(2.17)	(39.94)	0.04		(42.07)	—	—	—	—	193.50	(17.86)	(17.90)	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(n)(cc)	337.93	(2.39)	(100.00)	0.03		(102.36)	—	—	—	—	235.57	(30.29)	(30.10)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)(cc)	662.14	(3.24)	(321.08)	0.11		(324.21)	—	—	—	—	337.93	(48.97)	(49.24)	0.96	0.95	(0.86)	(0.85)	598,763	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 373

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2014 (Unaudited)	$21.51	$(0.09)	$(6.42)	$—	$(6.51)	$—	$—	$—	$—	$15.00	(30.26)%	(29.07)%	4.48%	0.95%	(4.46)%	(0.93)%	$2,906	—%
Year ended May 31, 2014	36.36	(0.26)	(14.59)	—	(14.85)	—	—	—	—	21.51	(40.85)	(40.15)	4.02	0.95	(4.01)	(0.94)	3,629	—
Year ended May 31, 2013(x)	72.37	(0.44)	(35.57)	—	(36.01)	—	—	—	—	36.36	(49.76)	(48.86)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(x)	86.37	(0.77)	(13.23)	—	(14.00)	—	—	—	—	72.37	(16.20)	(18.02)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(x)	152.08	(1.02)	(64.69)	—	(65.71)	—	—	—	—	86.37	(43.21)	(43.27)	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010(x)	219.30	(1.36)	(65.88)	0.02	(67.22)	—	—	—	—	152.08	(30.66)	(32.07)	2.52	0.95	(2.41)	(0.84)	5,703	—
UltraShort Industrials
Six Months ended November 30, 2014 (Unaudited)	48.83	(0.22)	(5.83)	—	(6.05)	—	—	—	—	42.78	(12.39)	(14.75)	2.88	0.95	(2.86)	(0.94)	4,742	—
Year ended May 31, 2014(aa)	79.71	(0.56)	(30.32)	—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(aa)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(aa)	169.32	(1.63)	(19.78)	0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(n)(aa)	330.36	(1.99)	(159.24)	0.19	(161.04)	—	—	—	—	169.32	(48.75)	(48.68)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)(aa)	693.33	(3.76)	(359.30)	0.09	(362.97)	—	—	—	—	330.36	(52.34)	(52.12)	1.42	0.95	(1.30)	(0.83)	13,937	—

See accompanying notes to the financial statements.

374 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2014 (Unaudited)	$41.23	$(0.20)	$13.66	$—	$13.46	$—	$—	$—	$—	$54.69	32.66%	32.70%	1.15%	0.95%	(1.13)%	(0.93)%	$55,628	—%
Year ended May 31, 2014(y)	63.86	(0.50)	(22.13)	—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)	1.07	0.95	(1.05)	(0.94)	46,060	—
Year ended May 31, 2013(y)	115.24	(0.69)	(50.69)	—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(y)	110.48	(1.01)	5.74	0.03	4.76	—	—	—	—	115.24	4.31	4.16	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011(y)	276.10	(1.43)	(164.23)	0.04	(165.62)	—	—	—	—	110.48	(59.99)	(59.96)	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)(y)	346.46	(2.43)	(68.02)	0.09	(70.36)	—	—	—	—	276.10	(20.30)	(19.67)	1.00	0.95	(0.91)	(0.86)	137,688	—
UltraShort Real Estate
Six Months ended November 30, 2014 (Unaudited)	16.00	(0.07)	(2.90)	—	(2.97)	—	—	—	—	13.03	(18.60)	(18.60)	1.25	0.95	(1.23)	(0.92)	33,755	—
Year ended May 31, 2014	20.63	(0.19)	(4.44)	—	(4.63)	—	—	—	—	16.00	(22.44)	(21.78)	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013	29.96	(0.20)	(9.13)	—	(9.33)	—	—	—	—	20.63	(31.12)	(31.55)	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(r)	40.83	(0.35)	(10.53)	0.01	(10.87)	—	—	—	—	29.96	(26.64)	(26.61)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)	0.01	(41.31)	—	—	—	—	40.83	(50.29)	(50.29)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)	0.03	(210.12)	—	—	—	—	82.14	(71.90)	(72.07)	0.97	0.95	(0.86)	(0.85)	439,024	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 375

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Six Months ended November 30, 2014 (Unaudited)(dd)	$78.93	$(0.29)	$(30.22)	$—	$(30.51)	$—	$—	$—	$—	$48.42	(38.66)%	(39.46)%	3.09%	0.95%	(3.07)%	(0.93)%	$3,679	—%
Year ended May 31, 2014(dd)	138.93	(1.09)	(58.91)	—	(60.00)	—	—	—	—	78.93	(43.19)	(42.49)	2.01	0.95	(2.01)	(0.94)	4,024	—
Year ended May 31, 2013(dd)	214.88	(1.67)	(74.28)	—	(75.95)	—	—	—	—	138.93	(35.34)	(35.65)	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012(dd)	226.89	(2.10)	(10.02)	0.11	(12.01)	—	—	—	—	214.88	(5.29)	(5.40)	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(o)(dd)	407.96	(2.57)	(178.61)	0.11	(181.07)	—	—	—	—	226.89	(44.39)	(44.34)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)(dd)	959.19	(4.50)	(546.87)	0.14	(551.23)	—	—	—	—	407.96	(57.47)	(57.78)	1.31	0.95	(1.19)	(0.83)	24,477	—
UltraShort Technology
Six Months ended November 30, 2014 (Unaudited)(cc)	72.76	(0.30)	(18.32)	—	(18.62)	—	—	—	—	54.14	(25.59)	(25.49)	2.92	0.95	(2.91)	(0.93)	5,580	—
Year ended May 31, 2014(cc)	120.72	(0.92)	(47.04)	—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013(cc)	164.74	(1.25)	(42.77)	—	(44.02)	—	—	—	—	120.72	(26.72)	(27.47)	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012(cc)	220.05	(1.76)	(53.57)	0.02	(55.31)	—	—	—	—	164.74	(25.14)	(25.44)	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(n)(cc)	364.70	(2.29)	(142.39)	0.03	(144.65)	—	—	—	—	220.05	(39.68)	(39.58)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)(cc)	705.76	(3.59)	(337.48)	0.01	(341.06)	—	—	—	—	364.70	(48.33)	(48.20)	1.37	0.95	(1.26)	(0.84)	22,224	—

See accompanying notes to the financial statements.

376 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Six Months ended November 30, 2014 (Unaudited)(cc)	$61.61	$(0.28)	$(5.78)	$—	$(6.06)	$—	$—	$—	$—	$55.55	(9.84)%	(10.25)%	14.26%	0.95%	(14.26)%	(0.95)%	$139	—%
Year ended May 31, 2014(cc)	92.98	(0.70)	(30.67)	—	(31.37)	—	—	—	—	61.61	(33.73)	(31.05)	8.65	0.95	(8.65)	(0.95)	924	—
Year ended May 31, 2013(cc)	162.90	(0.99)	(68.93)	—	(69.92)	—	—	—	—	92.98	(42.92)	(46.34)	5.31	0.95	(5.22)	(0.85)	1,394	—
Year ended May 31, 2012(cc)	139.63	(1.53)	24.80	—	23.27	—	—	—	—	162.90	16.67	18.66	4.48	0.95	(4.44)	(0.91)	2,443	—
Year ended May 31, 2011(o)(cc)	279.35	(1.61)	(138.17)	0.06	(139.72)	—	—	—	—	139.63	(50.02)	(48.98)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)(cc)	620.09	(3.05)	(146.27)	0.05	(149.27)	(2.14)	(189.33)	—	(191.47)	279.35	(32.03)	(34.04)	7.05	0.95	(6.95)	(0.85)	2,095	—
UltraShort Utilities
Six Months ended November 30, 2014 (Unaudited)(cc)	63.73	(0.28)	(11.78)	—	(12.06)	—	—	—	—	51.67	(18.91)	(18.85)	2.91	0.95	(2.90)	(0.94)	5,813	—
Year ended May 31, 2014(cc)	94.72	(0.75)	(30.24)	—	(30.99)	—	—	—	—	63.73	(32.71)	(32.43)	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013(cc)	123.56	(0.91)	(27.93)	—	(28.84)	—	—	—	—	94.72	(23.34)	(24.32)	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(r)(cc)	161.20	(1.30)	(36.38)	0.04	(37.64)	—	—	—	—	123.56	(23.35)	(22.95)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(r)(cc)	266.24	(1.67)	(103.39)	0.02	(105.04)	—	—	—	—	161.20	(39.48)	(38.46)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)(cc)	492.73	(2.56)	(130.05)	0.03	(132.58)	(1.03)	(92.88)	—	(93.91)	266.24	(30.14)	(31.40)	2.23	0.95	(2.13)	(0.85)	6,656	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 377

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financials
Six Months ended November 30, 2014 (Unaudited)	$33.54	$(0.14)	$(9.40)	$—		$(9.54)	$—	$—	$—	$—	$24.00	(28.45)%	(28.55)%	3.03%	0.95%	(3.03)%	(0.95)%	$3,300	—%
Year ended May 31, 2014(y)	56.81	(0.39)	(22.88)	—		(23.27)	—	—	—	—	33.54	(40.96)	(40.36)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(y)	160.00	(0.75)	(102.44)	—		(103.19)	—	—	—	—	56.81	(64.49)	(65.05)	3.24	0.95	(3.14)	(0.85)	2,130	—
Short MSCI EAFE
Six Months ended November 30, 2014 (Unaudited)	31.75	(0.15)	1.63	—	(h)	1.48	—	—	—	—	33.23	4.67	4.60	0.97	0.95	(0.95)	(0.94)	271,644	—
Year ended May 31, 2014	38.87	(0.33)	(6.82)	0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)	1.02	0.95	(1.00)	(0.93)	169,050	—
Year ended May 31, 2013	52.42	(0.37)	(13.19)	0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	46.11	(0.46)	6.75	0.02		6.31	—	—	—	—	52.42	13.69	13.54	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	64.33	(0.44)	(17.79)	0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)	1.15	0.95	(1.05)	(0.85)	164,029	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

378 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2014 (Unaudited)	$25.38	$(0.11)	$0.10	$—	(h)	$(0.01)	$—	$—	$—	$—	$25.37	(0.05)%	(0.08)%	1.00%	0.95%	(0.97)%	(0.92)%	$195,325	—%
Year ended May 31, 2014	28.33	(0.26)	(2.70)	0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)	1.05	0.95	(0.96)	(0.86)	303,109	—
Short FTSE China 50
Six Months ended November 30, 2014 (Unaudited)	33.93	(0.15)	(4.21)	—		(4.36)	—	—	—	—	29.57	(12.85)	(12.71)	1.68	0.95	(1.66)	(0.94)	4,436	—
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02		(4.63)	—	—	—	—	33.93	(12.00)	(12.15)	2.18	0.95	(2.17)	(0.94)	35,630	—
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00	3.41	0.95	(3.27)	(0.81)	7,582	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 379

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2014 (Unaudited)	$37.99	$(0.19)	$3.54	$—	(h)	$3.35	$—	$—	$—	$—	$41.34	8.84%	9.01%	2.49%	0.95%	(2.48)%	(0.94)%	$5,682	—%
Year ended May 31, 2014(y)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)	2.28	0.95	(2.27)	(0.94)	7,120	—
Year ended May 31, 2013(y)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(y)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011(y)	181.34	(1.01)	(90.81)	0.03		(91.79)	—	—	—	—	89.55	(50.62)	(50.65)	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010(y)	249.80	(1.49)	(67.04)	0.07		(68.46)	—	—	—	—	181.34	(27.40)	(27.48)	1.29	0.95	(1.18)	(0.84)	47,603	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2014 (Unaudited)	18.56	(0.08)	(0.08)	—	(h)	(0.16)	—	—	—	—	18.40	(0.83)	(0.92)	1.20	0.95	(1.17)	(0.92)	43,611	—
Year ended May 31, 2014	23.83	(0.21)	(5.07)	0.01		(5.27)	—	—	—	—	18.56	(22.11)	(22.29)	1.05	0.95	(1.03)	(0.93)	49,544	—
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	28.86	(0.29)	4.19	0.01		3.91	—	—	—	—	32.77	13.52	13.65	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	55.46	(0.31)	(26.31)	0.02		(26.60)	—	—	—	—	28.86	(47.96)	(48.92)	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)	0.04		(48.34)	—	—	—	—	55.46	(46.57)	(45.68)	1.05	0.95	(0.95)	(0.85)	231,238	—

See accompanying notes to the financial statements.

380 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2014 (Unaudited)	$52.38	$(0.27)	$6.17		$—	(h)	$5.90	$—	$—	$—	$—	$58.28	11.28%	11.52%	1.18%	0.95%	(1.16)%	(0.93)%	$38,589	—%
Year ended May 31, 2014(aa)	88.66	(0.65)	(35.64)		0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(aa)	187.47	(1.02)	(97.85)		0.06		(98.81)	—	—	—	—	88.66	(52.71)	(52.79)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(aa)	170.17	(1.61)	18.80		0.11		17.30	—	—	—	—	187.47	10.17	10.21	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(n)(aa)	427.98	(2.14)	(255.84)		0.17		(257.81)	—	—	—	—	170.17	(60.24)	(59.80)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)(aa)	640.00	(3.10)	(209.80	)(i)	0.88		(212.02)	—	—	—	—	427.98	(33.13)	(33.75)	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2014 (Unaudited)	21.09	(0.10)	1.81		—		1.71	—	—	—	—	22.80	8.11	2.81	5.11	0.95	(5.10)	(0.95)	2,280	—
Year ended May 31, 2014	29.46	(0.24)	(8.13)		—	(h)	(8.37)	—	—	—	—	21.09	(28.42)	(28.56)	8.09	0.95	(8.08)	(0.95)	2,109	—
Year ended May 31, 2013	49.98	(0.27)	(20.26)		0.01		(20.52)	—	—	—	—	29.46	(41.05)	(42.16)	6.79	0.95	(6.67)	(0.84)	1,473	—
Year ended May 31, 2012	47.23	(0.45)	3.18		0.02		2.75	—	—	—	—	49.98	5.81	6.94	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)		0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)		0.13		(92.47)	—	—	—	—	107.53	(46.23)	(48.00)	3.01	0.95	(2.90)	(0.84)	3,226	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 381

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2014 (Unaudited)	$68.22	$(0.29)	$(1.76	)(i)	$—	(h)	$(2.05)	$—	$—	$—	$—	$66.17	(3.01)%	(3.10)%	1.38%	0.95%	(1.36)%	(0.93)%	$24,809	—%
Year ended May 31, 2014	73.68	(0.77)	(4.73)		0.04		(5.46)	—	—	—	—	68.22	(7.41)	(7.31)	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013	85.41	(0.60)	(11.14)		0.01		(11.73)	—	—	—	—	73.68	(13.73)	(13.73)	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(u)	59.93	(0.62)	26.08		0.02		25.48	—	—	—	—	85.41	42.53	42.28	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(u)	103.22	(0.61)	(42.70)		0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010(u)	240.00	(0.85)	(136.02)		0.09		(136.78)	—	—	—	—	103.22	(57.00)	(54.13)	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 50
Six Months ended November 30, 2014 (Unaudited)	62.15	(0.24)	(15.22)		—	(h)	(15.46)	—	—	—	—	46.69	(24.88)	(24.89)	1.12	0.95	(1.08)	(0.92)	68,189	—
Year ended May 31, 2014(aa)	83.15	(0.67)	(20.33)		—	(h)	(21.00)	—	—	—	—	62.15	(25.25)	(25.48)	1.06	0.95	(1.03)	(0.93)	103,209	—
Year ended May 31, 2013(aa)	120.54	(0.78)	(36.62)		0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(aa)	101.16	(1.05)	20.41		0.02		19.38	—	—	—	—	120.54	19.16	18.97	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011(aa)	168.72	(1.04)	(66.54)		0.02		(67.56)	—	—	—	—	101.16	(40.04)	(40.00)	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)(aa)	272.59	(1.54)	(102.35)		0.02		(103.87)	—	—	—	—	168.72	(38.11)	(38.21)	1.03	0.95	(0.94)	(0.86)	400,477	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

382 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2014 (Unaudited)	$66.57	$(0.29)	$(3.85)	$0.01		$(4.13)	$—	$—	$—	$—	$62.44	(6.20)%	(6.56)%	1.67%	0.95%	(1.66)%	(0.94)%	$12,483	—%
Year ended May 31, 2014(aa)	89.26	(0.67)	(22.05)	0.03		(22.69)	—	—	—	—	66.57	(25.42)	(24.91)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(aa)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(aa)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011(aa)	196.70	(1.33)	(52.14)	0.16		(53.31)	—	—	—	—	143.39	(27.10)	(27.33)	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010(aa)	235.16	(1.64)	(36.87)	0.05		(38.46)	—	—	—	—	196.70	(16.36)	(16.81)	1.95	0.95	(1.85)	(0.85)	14,752	—
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2014 (Unaudited)	21.26	(0.09)	(0.21)	—		(0.30)	—	—	—	—	20.96	(1.40)	(3.43)	9.87	0.95	(9.86)	(0.94)	1,048	—
Year ended May 31, 2014	24.87	(0.23)	(3.39)	0.01		(3.61)	—	—	—	—	21.26	(14.53)	(13.66)	8.97	0.95	(8.97)	(0.95)	1,062	—
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)	1.98	0.95	(1.88)	(0.85)	3,465	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 383

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2014 (Unaudited)	$31.80	$(0.15)	$(1.07)	$—	(h)	$(1.22)	$—	$—	$—	$—	$30.58	(3.82)%	(4.21)%	1.05%	0.95%	(1.04)%	(0.94)%	$63,459	—%
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Six Months ended November 30, 2014 (Unaudited)	28.74	(0.13)	(2.53)	—	(h)	(2.66)	—	—	—	—	26.08	(9.27)	(9.41)	0.94	0.94	(0.91)	(0.91)	1,324,660	—
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)	0.94	0.94	(0.92)	(0.92)	1,503,146	—
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)	1.03	0.95	(0.94)	(0.86)	479,518	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

384 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)			RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)		Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2014 (Unaudited)	$27.86	$(0.13)	$0.17	$—	(h)	$0.04	$—	$—	$—	$—	$27.90	0.15%	0.00	%(m)	1.08%	0.95%	(1.06)%	(0.93)%	$69,740	—%
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)		1.11	0.95	(1.09)	(0.93)	43,177	—
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)		1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)		1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)		3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Six Months ended November 30, 2014 (Unaudited)	29.69	(0.14)	(0.82)	—		(0.96)	—	—	—	—	28.73	(3.21)	(0.64)		4.50	0.95	(4.50)	(0.95)	2,873	—
Year ended May 31, 2014	32.09	(0.30)	(2.11)	0.01		(2.40)	—	—	—	—	29.69	(7.47)	(6.84)		3.38	0.95	(3.37)	(0.94)	2,969	—
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)		3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)		3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)		4.88	0.95	(4.87)	(0.94)	3,855	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 385

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2014 (Unaudited)	$30.87	$(0.15)	$(1.00)	$—		$(1.15)	$—	$—	$—	$—	$29.72	(3.71)%	(2.96)%	3.17%	0.95%	(3.17)%	(0.95)%	$3,715	—%
Year ended May 31, 2014	32.12	(0.30)	(0.95)	—	(h)	(1.25)	—	—	—	—	30.87	(3.89)	(3.62)	2.99	0.95	(2.98)	(0.94)	3,858	—
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2014 (Unaudited)	26.89	(0.12)	(1.82)	—	(h)	(1.94)	—	—	—	—	24.95	(7.21)	(7.50)	0.97	0.95	(0.95)	(0.93)	284,418	—
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	56.61	(0.46)	(9.48)	0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)	0.99	0.95	(0.90)	(0.86)	367,630	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

386 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2014 (Unaudited)	$60.47	$(0.26)	$(10.45)	$—	(h)	$(10.71)	$—	$—	$—	$—	$49.76	(17.71)%	(17.94)%	0.93%	0.93%	(0.90)%	(0.90)%	$3,498,455	—%
Year ended May 31, 2014	68.37	(0.65)	(7.26)	0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)	0.92	0.92	(0.90)	(0.90)	4,179,158	—
Year ended May 31, 2013(x)	62.25	(0.52)	6.63	0.01		6.12	—	—	—	—	68.37	9.83	10.23	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(x)	132.57	(0.79)	(69.55)	0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(x)	160.53	(1.19)	(26.79)	0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010(x)	209.93	(1.66)	(47.80)	0.06		(49.40)	—	—	—	—	160.53	(23.55)	(23.48)	0.95	0.95	(0.87)	(0.87)	5,158,951	—
UltraShort TIPS
Six Months ended November 30, 2014 (Unaudited)	26.90	(0.13)	0.32	—		0.19	—	—	—	—	27.09	0.70	1.56	1.63	0.95	(1.62)	(0.94)	12,191	—
Year ended May 31, 2014	27.60	(0.27)	(0.43)	—	(h)	(0.70)	—	—	—	—	26.90	(2.51)	(2.64)	1.69	0.95	(1.68)	(0.94)	12,107	—
Year ended May 31, 2013	26.95	(0.23)	0.88	—	(h)	0.65	—	—	—	—	27.60	2.40	1.99	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	35.17	(0.27)	(7.96)	0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)	—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)	3.36	0.95	(3.32)	(0.91)	3,517	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 387

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2014 (Unaudited)	$62.98	$(0.27)	$(15.96)		$—	$(16.23)	$—	$—	$—	$—	$46.75	(25.76)%	(25.98)%	1.01%	0.95%	(1.01)%	(0.95)%	$101,676	—%
Year ended May 31, 2014(y)	77.04	(0.78)	(13.31)		0.03	(14.06)	—	—	—	—	62.98	(18.25)	(17.38)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(y)	68.12	(0.61)	9.47		0.06	8.92	—	—	—	—	77.04	13.09	13.43	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(y)	100.00	(0.13)	(31.84)		0.09	(31.88)	—	—	—	—	68.12	(31.88)	(32.44)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra Russell3000
Six Months ended November 30, 2014 (Unaudited)	88.79	0.24	12.98		—	13.22	—	—	—	—	102.01	14.89	15.82	4.67	0.95	(3.21)	0.52	10,201	4
Year ended May 31, 2014(z)	62.89	0.01	25.89		—	25.90	—	—	—	—	88.79	41.19	37.44	8.81	0.95	(7.84)	0.02	4,440	19
Year ended May 31, 2013(z)	39.68	(0.15)	23.36		—	23.21	—	—	—	—	62.89	58.50	60.29	4.61	0.95	(3.97)	(0.31)	6,289	47
Year ended May 31, 2012(z)	44.46	(0.15)	(4.64	)(i)	0.01	(4.78)	—	—	—	—	39.68	(10.75)	(7.89)	6.85	0.95	(6.30)	(0.41)	3,968	75
Year ended May 31, 2011(z)	28.76	(0.05)	15.81		0.01	15.77	(0.07)	—	—	(0.07)	44.46	54.93	51.67	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010(z)	20.00	0.22	8.64		0.02	8.88	(0.12)	—	—	(0.12)	28.76	44.37	44.50	4.17	0.95	(2.37)	0.85	5,752	8

*  Commencement of investment operations.
See accompanying notes to the financial statements.

388 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2014 (Unaudited)	$111.40	$0.53	$17.77	$—		$18.30	$(0.14)	$—	$—	$(0.14)	$129.56	16.45%	16.61%	0.90%	0.90%	0.90%	0.90%	$2,445,518	28%
Year ended May 31, 2014	79.19	0.47	32.00	—		32.47	(0.26)	—	—	(0.26)	111.40	41.09	40.86	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013	50.66	0.28	28.57	—		28.85	(0.32)	—	—	(0.32)	79.19	57.15	56.56	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012	54.98	0.28	(4.34)	0.01		(4.05)	(0.27)	—	—	(0.27)	50.66	(7.35)	(6.95)	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011	36.25	0.30	18.76	—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	26.21	0.29	10.09	0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68	0.92	0.92	0.84	0.84	1,642,205	57
Ultra QQQ®
Six Months ended November 30, 2014 (Unaudited)	107.24	0.10	36.63	—		36.73	(0.18)	—	—	(0.18)	143.79	34.31	34.31	1.01	0.95	0.11	0.16	1,085,619	2
Year ended May 31, 2014	68.72	0.16	38.36	—		38.52	—	—	—	—	107.24	56.05	55.78	1.02	0.95	0.11	0.19	723,842	9
Year ended May 31, 2013	49.81	0.21	18.91	—		19.12	(0.21)	—	—	(0.21)	68.72	38.47	38.51	1.03	0.95	0.29	0.37	489,630	11
Year ended May 31, 2012(s)	46.18	(0.18)	3.80	0.01		3.63	—	—	—	—	49.81	7.87	7.89	1.01	0.95	(0.47)	(0.41)	646,297	6
Year ended May 31, 2011(s)	28.90	(0.14)	17.41	0.01		17.28	—	—	—	—	46.18	59.76	59.98	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010(s)	18.06	(0.11)	10.94	0.01		10.84	—	—	—	—	28.90	60.09	60.08	1.03	0.95	(0.50)	(0.42)	789,059	32

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 389

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Dow30SM
Six Months ended November 30, 2014 (Unaudited)	$118.05	$0.58	$17.00		$—		$17.58	$(0.55)	$—	$—	$(0.55)	$135.08	14.94%	15.10%	0.98%	0.95%	0.90%	0.94%	$361,349	—%
Year ended May 31, 2014	95.07	0.64	22.91		—		23.55	(0.57)	—	—	(0.57)	118.05	24.86	24.66	0.99	0.95	0.57	0.61	301,040	15
Year ended May 31, 2013	62.45	0.30	32.55		—		32.85	(0.23)	—	—	(0.23)	95.07	52.69	52.78	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012	64.78	0.24	(2.29	)(i)	0.01		(2.04)	(0.29)	—	—	(0.29)	62.45	(3.12)	(3.09)	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011	41.60	0.25	23.22		0.01		23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	29.21	0.41	12.49		0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08	0.99	0.95	1.02	1.06	333,813	30
Ultra MidCap400
Six Months ended November 30, 2014 (Unaudited)	66.35	0.06	6.22	(i)	—		6.28	—	—	—	—	72.63	9.47	9.49	0.95	0.95	0.19	0.19	325,011	28
Year ended May 31, 2014(bb)	49.62	(0.03)	16.76	(i)	—		16.73	—	—	—	—	66.35	33.70	33.71	0.95	0.95	(0.05)	(0.05)	159,236	358
Year ended May 31, 2013(bb)	30.62	(0.03)	19.05		—		19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(bb)	38.37	(0.07)	(7.69)		0.01		(7.75)	—	—	—	—	30.62	(20.20)	(20.35)	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011(bb)	22.77	(0.05)	15.66		—	(h)	15.61	(0.01)	—	—	(0.01)	38.37	68.51	68.78	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010(bb)	13.41	0.02	9.39		—	(h)	9.41	(0.02)	—	(0.03)	(0.05)	22.77	70.39	69.69	1.06	0.95	(0.01)	0.10	116,151	51

See accompanying notes to the financial statements.

390 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2014 (Unaudited)	$80.48	$0.05	$5.32 (i)	$—		$5.37	$—	$—	$—	$—	$85.85	6.67%	6.68%	1.18%	0.95%	(0.12)%	0.11%	$240,381	108%
Year ended May 31, 2014	61.02	(0.10)	19.56	—		19.46	—	—	—	—	80.48	31.90	32.11	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013	36.77	(0.13)	24.38	—		24.25	—	—	—	—	61.02	65.98	66.27	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40	1.21	0.95	(0.27)	(0.01)	264,982	98
Ultra SmallCap600
Six Months ended November 30, 2014 (Unaudited)	101.35	— (h)	7.13	—		7.13	—	—	—	—	108.48	7.04	7.77	1.54	0.95	(0.59)	— (m)	24,408	9
Year ended May 31, 2014	73.21	(0.39)	28.53	—		28.14	—	—	—	—	101.35	38.43	37.53	1.79	0.95	(1.26)	(0.42)	22,803	16
Year ended May 31, 2013	44.45	(0.15)	28.92	—		28.77	(0.01)	—	—	(0.01)	73.21	64.73	65.70	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012	54.44	(0.04)	(9.93)	—	(h)	(9.97)	(0.02)	—	—	(0.02)	44.45	(18.33)	(18.47)	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23	1.24	0.95	(0.34)	(0.06)	54,089	48

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 391

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro S&P500®
Six Months ended November 30, 2014 (Unaudited)	$108.36	$0.30	$26.20		$—		$26.50	$(0.15)	$—	$—	$(0.15)	$134.71	24.47%	24.76%	0.95%	0.95%	0.51%	0.51%	$969,925	4%
Year ended May 31, 2014(z)	65.83	0.14	42.45		—		42.59	(0.06)	—	—	(0.06)	108.36	64.77	64.26	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(z)	34.22	0.05	31.59		—		31.64	(0.03)	—	—	(0.03)	65.83	92.52	92.88	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(z)	41.65	0.07	(7.50)		0.02		(7.41)	(0.02)	—	—	(0.02)	34.22	(17.80)	(17.78)	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(q)(z)	22.84	0.03	18.82		0.01		18.86	(0.05)	—	—	(0.05)	41.65	82.78	83.01	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)(z)	13.33	0.13	9.41		0.01		9.55	(0.04)	—	—	(0.04)	22.84	71.53	71.23	1.27	0.95	0.24	0.56	137,017	69
UltraPro QQQ®
Six Months ended November 30, 2014 (Unaudited)	68.40	(0.03)	36.86		—		36.83	(0.01)	—	—	(0.01)	105.22	53.85	54.24	1.01	0.95	(0.13)	(0.07)	1,178,472	1
Year ended May 31, 2014(bb)	35.99	0.14	32.27		—		32.41	—	—	—	—	68.40	90.05	89.36	1.04	0.95	0.17	0.26	584,860	11
Year ended May 31, 2013(bb)	22.76	(0.07)	13.30		—		13.23	—	—	—	—	35.99	58.15	58.48	1.06	0.95	(0.37)	(0.26)	212,363	65
Year ended May 31, 2012(s)(bb)	22.06	(0.07)	0.76		0.01		0.70	—	—	—	—	22.76	3.18	3.00	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(p)(s)(bb)	11.36	(0.06)	10.75		0.01		10.70	—	—	—	—	22.06	94.21	94.24	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)(s)(bb)	10.00	(0.01)	1.37	(i)	—	(h)	1.36	—	—	—	—	11.36	13.59	13.81	1.64	0.95	(0.89)	(0.20)	45,433	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

392 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Six Months ended November 30, 2014 (Unaudited)	$116.52	$0.46	$25.29		$—		$25.75	$(0.30)	$—	$—	$(0.30)	$141.97	22.14%	22.26%	1.04%	0.95%	0.66%	0.75%	$184,562	—%
Year ended May 31, 2014	85.37	0.63	31.00		—		31.63	(0.48)	—	—	(0.48)	116.52	37.17	37.57	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013	46.05	0.17	39.24		—		39.41	(0.09)	—	—	(0.09)	85.37	85.66	85.05	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(t)	51.66	0.21	(5.61	)(i)	0.01		(5.39)	(0.22)	—	—	(0.22)	46.05	(10.46)	(10.36)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(t)	27.16	0.17	24.45		0.01		24.63	(0.13)	—	—	(0.13)	51.66	90.95	90.97	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010(t)	26.67	0.05	0.45	(i)	—	(h)	0.50	(0.01)	—	—	(0.01)	27.16	1.86	1.75	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro MidCap400
Six Months ended November 30, 2014 (Unaudited)	99.49	0.09	13.58		—		13.67	—	—	—	—	113.16	13.74	13.40	1.16	0.95	(0.04)	0.18	56,579	7
Year ended May 31, 2014(z)	65.32	0.02	34.15		—		34.17	—	—	—	—	99.49	52.31	52.28	1.43	0.95	(0.45)	0.02	44,770	11
Year ended May 31, 2013(z)	32.50	(0.11)	32.93		—		32.82	—	—	—	—	65.32	101.00	101.22	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(z)	51.57	(0.15)	(18.93)		0.01		(19.07)	—	—	—	—	32.50	(36.99)	(37.05)	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(p)(z)	24.77	(0.08)	26.90		—	(h)	26.82	—	—	(0.02)	(0.02)	51.57	108.32	107.99	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)(z)	20.00	—	4.77		—	(h)	4.77	— (h)	—	—	— (h)	24.77	23.88	24.00	2.18	0.95	(1.25)	(0.02)	19,818	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 393

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Russell2000
Six Months ended November 30, 2014 (Unaudited)	$80.13	$(0.01)	$6.86	$—		$6.85	$—	$—	$—	$—	$86.98	8.55%	8.73%	1.17%	0.95%	(0.26)%	(0.03)%	$178,314	27%
Year ended May 31, 2014(z)	54.64	(0.23)	25.72	—		25.49	—	—	—	—	80.13	46.67	46.68	1.27	0.95	(0.62)	(0.30)	188,317	62
Year ended May 31, 2013(z)	26.38	(0.13)	28.40	—		28.27	(0.01)	—	—	(0.01)	54.64	107.19	107.94	1.35	0.95	(0.75)	(0.35)	114,747	27
Year ended May 31, 2012(z)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(p)(z)	26.10	(0.11)	22.71	0.01		22.61	—	—	—	—	48.71	86.57	86.53	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010 (p)(z)	20.00	(0.02)	6.12	—		6.10	—	—	—	—	26.10	30.53	30.64	3.03	0.95	(2.36)	(0.27)	15,662	3
Ultra Russell1000 Value
Six Months ended November 30, 2014 (Unaudited)	67.48	0.30	8.29	—		8.59	(0.26)	—	—	(0.26)	75.81	12.75	14.46	4.16	0.95	(2.36)	0.85	5,686	11
Year ended May 31, 2014	48.63	0.23	18.82	—		19.05	(0.20)	—	—	(0.20)	67.48	39.25	37.42	2.76	0.95	(1.39)	0.41	5,061	12
Year ended May 31, 2013	28.59	0.08	20.04	—		20.12	(0.08)	—	—	(0.08)	48.63	70.49	71.64	3.66	0.95	(2.50)	0.22	7,295	9
Year ended May 31, 2012	33.56	0.11	(4.97)	—	(h)	(4.86)	(0.11)	—	—	(0.11)	28.59	(14.45)	(13.20)	3.10	0.95	(1.75)	0.40	6,434	43
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48	1.87	0.95	(0.04)	0.88	13,660	68

*  Commencement of investment operations.

See accompanying notes to the financial statements.

394 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Growth
Six Months ended November 30, 2014 (Unaudited)	$118.45	$0.21	$21.61	$—		$21.82	$(0.08)	$—	$—	$(0.08)	$140.19	18.42%	20.45%	1.86%	0.95%	(0.59)%	0.33%	$14,019	13%
Year ended May 31, 2014	81.74	(0.06)	36.77	—		36.71	—	—	—	—	118.45	44.92	39.59	2.02	0.95	(1.14)	(0.07)	17,768	19
Year ended May 31, 2013	56.28	0.09	25.48	—		25.57	(0.11)	—	—	(0.11)	81.74	45.48	46.96	1.93	0.95	(0.84)	0.13	18,391	14
Year ended May 31, 2012	58.68	0.02	(2.35)	—	(h)	(2.33)	(0.07)	—	—	(0.07)	56.28	(3.99)	(2.12)	1.86	0.95	(0.87)	0.04	12,662	20
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11	1.51	0.95	0.09	0.65	13,649	53
Ultra Russell MidCap Value
Six Months ended November 30, 2014 (Unaudited)	85.21	0.26	9.11	—		9.37	—	—	—	—	94.58	11.00	11.63	3.33	0.95	(1.80)	0.58	7,093	35
Year ended May 31, 2014	59.16	(0.03)	26.08	—		26.05	—	—	—	—	85.21	44.02	42.48	3.11	0.95	(2.20)	(0.04)	6,390	31
Year ended May 31, 2013	34.22	(0.07)	25.01	—		24.94	—	—	—	—	59.16	72.87	75.74	3.31	0.95	(2.51)	(0.15)	8,874	100
Year ended May 31, 2012	42.67	0.09	(8.45)	—	(h)	(8.36)	(0.09)	—	—	(0.09)	34.22	(19.62)	(19.78)	3.17	0.95	(1.96)	0.26	5,134	30
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99	1.77	0.95	(0.03)	0.80	12,073	45

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 395

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Growth
Six Months ended November 30, 2014 (Unaudited)	$101.62	$0.08	$16.50	$—		$16.58	$—	$—	$—	$—	$118.20	16.32%	16.68%	2.04%	0.95%	(0.93)%	0.15%	$11,820	22%
Year ended May 31, 2014	72.06	(0.25)	29.81	—		29.56	—	—	—	—	101.62	41.03	37.53	2.11	0.95	(1.45)	(0.29)	15,243	21
Year ended May 31, 2013	46.67	(0.27)	25.66	—		25.39	—	—	—	—	72.06	54.41	55.54	2.53	0.95	(2.06)	(0.48)	10,809	27
Year ended May 31, 2012	58.41	(0.25)	(11.50)	0.01		(11.74)	—	—	—	—	46.67	(20.10)	(18.45)	2.07	0.95	(1.65)	(0.53)	10,500	39
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03	1.75	0.95	(0.82)	(0.02)	14,842	48
Ultra Russell2000 Value
Six Months ended November 30, 2014 (Unaudited)	57.06	0.17	0.94	—		1.11	(0.09)	—	—	(0.09)	58.08	1.95	5.24	4.05	0.95	(2.52)	0.58	8,712	21
Year ended May 31, 2014	43.17	0.15	13.89	—		14.04	(0.15)	—	—	(0.15)	57.06	32.56	31.11	2.64	0.95	(1.41)	0.28	12,838	27
Year ended May 31, 2013	26.13	0.10	17.03	—		17.13	(0.09)	—	—	(0.09)	43.17	65.66	70.21	3.31	0.95	(2.05)	0.31	9,714	24
Year ended May 31, 2012	35.15	0.06	(9.01)	—	(h)	(8.95)	(0.07)	—	—	(0.07)	26.13	(25.47)	(25.61)	2.69	0.95	(1.51)	0.23	7,840	36
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04	2.12	0.95	(0.69)	0.48	20,502	70

See accompanying notes to the financial statements.

396 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Growth
Six Months ended November 30, 2014 (Unaudited)	$89.96	$(0.24)	$10.55	$—		$10.31	$—	$—	$—	$—	$100.27	11.47%	12.83%	2.07%	0.95%	(1.62)%	(0.50)%	$15,041	84%
Year ended May 31, 2014	68.85	(0.48)	21.59	—		21.11	—	—	—	—	89.96	30.67	31.33	2.49	0.95	(2.09)	(0.55)	13,494	35
Year ended May 31, 2013	41.84	(0.20)	27.21	—		27.01	— (h)	—	—	— (h)	68.85	64.55	64.93	2.53	0.95	(1.97)	(0.39)	15,490	24
Year ended May 31, 2012	57.95	(0.25)	(15.87)	0.01		(16.11)	—	—	—	—	41.84	(27.80)	(27.76)	1.96	0.95	(1.58)	(0.57)	12,552	80
Year ended May 31, 2011	32.97	(0.21)	25.19	—		24.98	—	—	—	—	57.95	75.71	75.26	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	20.61	(0.12)	12.48	—	(h)	12.36	—	—	—	—	32.97	59.97	61.15	1.80	0.95	(1.27)	(0.43)	19,785	60
Ultra Basic Materials
Six Months ended November 30, 2014 (Unaudited)	54.10	0.15	(2.37)	—		(2.22)	(0.09)	—	—	(0.09)	51.79	(4.11)	(3.88)	1.07	0.95	0.42	0.54	91,928	3
Year ended May 31, 2014	39.31	0.22	16.59	—		16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65	1.07	0.95	0.38	0.50	117,660	100
Year ended May 31, 2013	30.02	0.32	9.16	—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	54.30	0.13	(24.36)	—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	29.38	(0.11)	25.05	0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	19.87	0.14	9.51 (i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56	1.00	0.95	0.46	0.50	315,088	93
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 397

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2014 (Unaudited)	$80.73	$(0.28)	$46.51		$—		$46.23	$—	$—	$—	$—	$126.96	57.26%	58.17%	1.05%	0.95%	(0.65)%	(0.55)%	$450,712	13%
Year ended May 31, 2014(bb)	48.69	(0.55)	32.59		—		32.04	—	—	—	—	80.73	65.81	65.58	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(w)(bb)	23.78	(0.22)	25.13		—		24.91	—	—	—	—	48.69	104.80	104.41	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(w)(bb)	20.22	(0.13)	3.69	(i)	—	(h)	3.56	—	—	—	—	23.78	17.59	17.84	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(w)(bb)	11.50	(0.06)	8.80		—	(h)	8.74	(0.01)	—	(0.01)	(0.02)	20.22	76.12	74.60	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010(w)(bb)	15.00	(0.01)	(3.49)		—	(h)	(3.50)	—	—	—	—	11.50	(23.33)	(22.55)	4.38	0.95	(4.16)	(0.73)	4,600	5
Ultra Consumer Goods
Six Months ended November 30, 2014 (Unaudited)	85.15	0.46	15.06		—		15.52	(0.25)	—	—	(0.25)	100.42	18.28	18.64	1.49	0.95	0.50	1.04	20,084	25
Year ended May 31, 2014(z)	65.14	0.51	20.00		—		20.51	(0.50)	—	—	(0.50)	85.15	31.64	31.15	2.01	0.95	(0.36)	0.70	19,159	8
Year ended May 31, 2013(z)	42.69	0.34	22.37		—		22.71	(0.26)	—	—	(0.26)	65.14	53.43	52.91	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(z)	41.64	0.22	0.94		—		1.16	(0.11)	—	—	(0.11)	42.69	2.78	3.65	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011(z)	25.21	0.22	16.41		0.01		16.64	(0.21)	—	—	(0.21)	41.64	66.45	65.87	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010(z)	17.69	0.36	7.50		—		7.86	(0.34)	—	—	(0.34)	25.21	44.58	44.24	1.44	0.95	1.00	1.48	26,470	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

398 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2014 (Unaudited)	$77.00	$0.04	$17.93		$—		$17.97	$(0.04)	$—	$—	$(0.04)	$94.93	23.34%	24.80%	1.48%	0.95%	(0.44)%	0.09%	$23,732	3%
Year ended May 31, 2014(z)	54.44	0.07	22.54		—		22.61	(0.05)	—	—	(0.05)	77.00	41.55	39.21	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(z)	32.04	0.14	22.43		—		22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(z)	29.03	(0.07)	3.08		—		3.01	—	—	—	—	32.04	10.37	10.92	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011(z)	19.01	(0.04)	10.08		—		10.04	(0.02)	—	—	(0.02)	29.03	52.83	51.70	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010(z)	10.89	0.05	8.12		—		8.17	(0.04)	—	(0.01)	(0.05)	19.01	75.17	75.95	1.84	0.95	(0.57)	0.31	19,964	42
Ultra Financials
Six Months ended November 30, 2014 (Unaudited)	121.38	0.38	23.80		—		24.18	(0.31)	—	—	(0.31)	145.25	19.96	20.20	0.96	0.95	0.57	0.58	858,362	2
Year ended May 31, 2014	96.22	0.52	25.14		—		25.66	(0.50)	—	—	(0.50)	121.38	26.73	26.68	0.97	0.95	0.47	0.48	805,284	3
Year ended May 31, 2013	51.17	0.44	45.06		—		45.50	(0.45)	—	—	(0.45)	96.22	89.38	89.35	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012	67.22	0.28	(16.08)		—	(h)	(15.80)	(0.25)	—	—	(0.25)	51.17	(23.49)	(23.49)	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011	57.22	0.06	9.99		—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	41.27	0.14	16.08	(i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17	0.96	0.95	0.25	0.26	1,426,753	32

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 399

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2014 (Unaudited)	$93.27	$0.10	$33.55	$—		$33.65	$(0.13)	$—	$—	$(0.13)	$126.79	36.12%	36.00%	1.06%	0.95%	0.08%	0.18%	$155,319	10%
Year ended May 31, 2014(z)	61.37	0.17	31.94	—		32.11	(0.21)	—	—	(0.21)	93.27	52.43	52.08	1.11	0.95	0.06	0.22	97,928	7
Year ended May 31, 2013(z)	33.82	0.25	27.51	—		27.76	(0.21)	—	—	(0.21)	61.37	82.39	81.10	1.18	0.95	0.30	0.53	73,641	5
Year ended May 31, 2012(z)	34.31	0.21	(0.49)	—		(0.28)	(0.21)	—	—	(0.21)	33.82	(0.76)	(0.01)	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011(z)	21.61	0.21	12.71	—		12.92	(0.22)	—	—	(0.22)	34.31	60.20	58.70	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010(z)	17.07	0.29	4.59	—		4.88	(0.33)	—	(0.01)	(0.34)	21.61	28.42	30.57	1.25	0.95	1.03	1.33	32,412	50
Ultra Industrials
Six Months ended November 30, 2014 (Unaudited)	107.43	0.44	8.89	—		9.33	(0.14)	—	—	(0.14)	116.62	8.69	9.28	1.32	0.95	0.45	0.82	29,155	16
Year ended May 31, 2014	72.89	0.34	34.41	—		34.75	(0.21)	—	—	(0.21)	107.43	47.71	46.54	1.47	0.95	(0.15)	0.37	32,230	27
Year ended May 31, 2013	44.27	0.15	28.59	—		28.74	(0.12)	—	—	(0.12)	72.89	65.01	66.00	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012	54.37	0.15	(10.12)	—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	20.15	0.21	13.22	—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32	1.32	0.95	0.36	0.73	35,056	14

See accompanying notes to the financial statements.

400 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2014 (Unaudited)	$79.94	$0.32	$(25.40)		$—		$(25.08)	$(0.21)	$—	$—	$(0.21)	$54.65	(31.45)%	(30.66)%	1.06%	0.95%	0.72%	0.83%	$110,671	9%
Year ended May 31, 2014	56.94	0.32	22.94		—		23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	36.87	0.31	19.98		—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	57.45	0.07	(20.60)		—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	28.68	0.10	28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	29.90	0.18	(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)	0.99	0.95	0.53	0.57	374,245	61
Ultra Real Estate
Six Months ended November 30, 2014 (Unaudited)	88.73	0.51	15.93		—		16.44	(0.39)	—	—	(0.39)	104.78	18.62	18.67	0.99	0.95	1.05	1.10	285,971	8
Year ended May 31, 2014	78.54	1.10	10.11		—		11.21	(1.02)	—	—	(1.02)	88.73	14.58	14.42	1.00	0.95	1.44	1.49	308,713	84
Year ended May 31, 2013	59.34	0.63	18.95		—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	63.84	0.57	(4.30)		—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	39.93	0.39	23.92		0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	19.17	0.65	20.56		0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23	0.99	0.95	2.17	2.21	591,137	29

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 401

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra KBW Regional Banking
Six Months ended November 30, 2014 (Unaudited)	$78.17	$0.50		$8.54	$—		$9.04	$—	$—	$—	$—	$87.21	11.58%	12.78%	2.51%	0.95%	(0.37)%	1.19%	$8,721	12%
Year ended May 31, 2014	58.32	0.59		19.76	—		20.35	(0.50)	—	—	(0.50)	78.17	34.92	38.34	1.69	0.95	(0.02)	0.72	11,725	23
Year ended May 31, 2013	42.72	0.46		15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	47.12	0.24		(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	47.13	0.18		0.01	0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)	0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)	4.90	0.95	(3.99)	(0.04)	7,070	24
Ultra Semiconductors
Six Months ended November 30, 2014 (Unaudited)	64.83	0.58		30.35	—		30.93	(0.17)	—	—	(0.17)	95.59	47.76	48.27	1.25	0.95	1.17	1.47	45,404	38
Year ended May 31, 2014	42.34	0.32		22.56	—		22.88	(0.39)	—	—	(0.39)	64.83	54.33	53.24	1.36	0.95	0.25	0.65	29,174	31
Year ended May 31, 2013	33.55	0.26		8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	45.20	0.05		(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	31.90	(0.05)		13.39	0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	19.01	0.11		12.96	0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90	1.11	0.95	0.25	0.41	76,548	61

*  Commencement of investment operations.

See accompanying notes to the financial statements.

402 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2014 (Unaudited)	$124.11	$0.29	$34.69		$—		$34.98	$(0.09)	$—	$—	$(0.09)	$159.00	28.20%	28.25%	1.03%	0.95%	0.34%	0.42%	$190,803	3%
Year ended May 31, 2014	82.58	0.18	41.43		—		41.61	(0.08)	—	—	(0.08)	124.11	50.41	50.34	1.07	0.95	0.07	0.18	148,937	44
Year ended May 31, 2013	69.30	0.06	13.25		—		13.31	(0.03)	—	—	(0.03)	82.58	19.20	19.27	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012	68.07	(0.22)	1.45		—	(h)	1.23	—	—	—	—	69.30	1.81	1.76	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011	47.65	(0.18)	20.60		—	(h)	20.42	—	—	—	—	68.07	42.82	43.12	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17	1.06	0.95	(0.33)	(0.22)	121,516	57
Ultra Telecommunications
Six Months ended November 30, 2014 (Unaudited)	92.56	0.68	4.10	(i)	—		4.78	(0.39)	—	—	(0.39)	96.95	5.18	8.76	3.16	0.95	(0.78)	1.44	2,424	29
Year ended May 31, 2014	69.07	0.82	23.51		—		24.33	(0.84)	—	—	(0.84)	92.56	35.51	28.00	2.96	0.95	(1.01)	1.00	6,942	56
Year ended May 31, 2013	44.32	0.31	24.64		—		24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	65.87	0.22	(21.61)		0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	37.63	0.29	28.53		0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	31.06	0.95	6.53		—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83	1.98	0.95	1.70	2.73	8,467	43

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 403

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Six Months ended November 30, 2014 (Unaudited)	$86.89	$0.94	$13.93	$—	$14.87	$(0.96)	$—	$—	$(0.96)	$100.80	17.28%	17.37%	1.36%	0.95%	1.69%	2.10%	$35,279	1%
Year ended May 31, 2014	65.28	1.67	21.39	—	23.06	(1.45)	—	—	(1.45)	86.89	35.94	33.73	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013	54.85	1.06	10.54	—	11.60	(1.17)	—	—	(1.17)	65.28	21.38	22.05	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012	49.56	0.94	5.22	0.01	6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	33.90	1.03	15.74	0.01	16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	27.98	0.94	6.01	0.01	6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45	1.45	0.95	2.21	2.71	20,337	16
UltraPro Financials
Six Months ended November 30, 2014 (Unaudited)	64.74	0.11	19.35	—	19.46	(0.10)	—	—	(0.10)	84.10	30.09	30.80	1.98	0.95	(0.73)	0.30	12,615	2
Year ended May 31, 2014(bb)	46.72	0.35	17.84	—	18.19	(0.17)	—	—	(0.17)	64.74	38.96	35.79	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(bb)	20.00	0.02	26.74	—	26.76	(0.04)	—	—	(0.04)	46.72	133.94	137.86	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

404 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2014 (Unaudited)	$118.73	$(0.53)	$(14.14)	$—		$(14.67)	$—	$—	$—	$—	$104.06	(12.35)%	(11.17)%	1.13%	0.95%	(1.12)%	(0.94)%	$46,829	—%
Year ended May 31, 2014	87.25	(1.00)	32.42	0.06		31.48	—	—	—	—	118.73	36.09	31.08	1.47	0.95	(1.46)	(0.94)	47,493	—
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01		33.68	—	—	—	—	87.25	62.86	71.65	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Six Months ended November 30, 2014 (Unaudited)	77.41	(0.38)	(3.49)	—	(h)	(3.87)	—	—	—	—	73.54	(4.99)	(5.17)	1.14	0.95	(1.13)	(0.94)	36,772	—
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01		4.39	—	—	—	—	77.41	6.01	6.37	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15	1.55	0.95	(0.49)	0.11	29,208	25

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 405

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2014 (Unaudited)	$56.07	$(0.24)	$(8.42)	$0.02		$(8.64)	$—	$—	$—	$—	$47.43	(15.40)%	(15.64)%	1.27%	0.95%	(1.26)%	(0.94)%	$21,344	—%
Year ended May 31, 2014	37.32	(0.45)	19.16	0.04		18.75	—	—	—	—	56.07	50.25	50.35	1.34	0.95	(1.34)	(0.95)	28,035	—
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01		16.02	—	—	—	—	37.32	75.17	75.23	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2014 (Unaudited)	44.19	(0.21)	(5.19)	—		(5.40)	—	—	—	—	38.79	(12.21)	(8.31)	4.90	0.95	(4.89)	(0.95)	1,940	—
Year ended May 31, 2014	36.11	(0.36)	8.11	0.33		8.08	—	—	—	—	44.19	22.37	15.95	5.98	0.95	(5.98)	(0.95)	2,209	—
Year ended May 31, 2013	24.27	(0.33)	12.16	0.01		11.84	—	—	—	—	36.11	48.80	56.64	5.03	0.95	(4.97)	(0.89)	1,805	—
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)	12.19	0.95	(12.02)	(0.79)	2,209	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

406 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2014 (Unaudited)	$47.38	$(0.23)	$(10.03)		$—		$(10.26)	$—	$—	$—	$—	$37.12	(21.66)%	(24.75)%	1.93%	0.95%	(1.93)%	(0.94)%	$7,421	—%
Year ended May 31, 2014	57.09	(0.42)	(9.30)		0.01		(9.71)	—	—	—	—	47.38	(17.00)	(13.81)	2.30	0.95	(2.29)	(0.94)	7,105	—
Year ended May 31, 2013(x)	59.56	(0.57)	(1.91	)(i)	0.01		(2.47)	—	—	—	—	57.09	(4.16)	(4.57)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(x)	134.88	(0.84)	(74.48)		—	(h)	(75.32)	—	—	—	—	59.56	(55.84)	(55.58)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(x)	101.54	(1.14)	34.44		0.04		33.34	—	—	—	—	134.88	32.86	41.06	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010(x)	120.00	(0.08)	(18.41)		0.03		(18.46)	—	—	—	—	101.54	(15.40)	(20.37)	11.20	0.95	(11.04)	(0.80)	3,808	—
Ultra FTSE China 50
Six Months ended November 30, 2014 (Unaudited)	52.45	(0.29)	12.41		0.01		12.13	—	—	—	—	64.58	23.13	23.57	1.18	0.95	(1.16)	(0.93)	54,891	—
Year ended May 31, 2014	49.01	(0.47)	3.91		—	(h)	3.44	—	—	—	—	52.45	7.03	6.76	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05		0.37	—	—	—	—	60.37	0.62	0.57	1.31	0.95	(1.23)	(0.87)	45,277	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 407

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2014 (Unaudited)	$81.40	$(0.40)	$0.60		$—	$0.20	$—	$—	$—	$—	$81.60	0.26%	0.46%	1.24%	0.95%	(1.23)%	(0.94)%	$24,481	—%
Year ended May 31, 2014	73.36	(0.76)	8.74		0.06	8.04	—	—	—	—	81.40	10.96	10.41	1.22	0.95	(1.20)	(0.93)	28,489	—
Year ended May 31, 2013	49.29	(0.56)	24.60		0.03	24.07	—	—	—	—	73.36	48.83	50.13	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	67.20	(0.55)	(17.37)		0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—	—	—	—	67.20	13.51	13.04	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2014 (Unaudited)	42.06	(0.21)	(1.15)		—	(1.36)	—	—	—	—	40.70	(3.23)	(5.13)	2.21	0.95	(2.20)	(0.94)	6,104	—
Year ended May 31, 2014	45.46	(0.38)	(3.03)		0.01	(3.40)	—	—	—	—	42.06	(7.48)	(1.66)	3.13	0.95	(3.13)	(0.95)	6,308	—
Year ended May 31, 2013	29.27	(0.42)	16.61		—	16.19	—	—	—	—	45.46	55.30	44.40	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	41.50	(0.31)	(11.92)		—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—	—	—	—	41.50	55.72	58.83	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)	11.34	0.95	(11.19)	(0.79)	2,665	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

408 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2014 (Unaudited)	$54.34	$0.23		$2.76 (i)	$0.05	$3.04	$(1.38)	$—	$—	$(1.38)	$56.00	5.77%	6.05%	0.99%	0.95%	0.80%	0.83%	$33,602	179%
Year ended May 31, 2014	54.78	0.20		(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02	0.96	0.95	0.38	0.38	1,931,642	739
Year ended May 31, 2013	56.91	—	(h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)	0.99	0.95	(0.04)	— (m)	1,133,980	289
Year ended May 31, 2012(s)	43.53	0.09		13.26	0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(s)	38.35	(0.10)		5.19	0.09	5.18	— (h)	—	—	— (h)	43.53	13.51	13.73	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010(s)	35.00	—	(h)	3.33	0.02	3.35	—	—	—	—	38.35	9.59	9.41	2.27	0.95	(1.30)	0.02	11,506	136
Ultra 20+ Year Treasury
Six Months ended November 30, 2014 (Unaudited)	64.98	0.51		10.78	—	11.29	(0.44)	—	—	(0.44)	75.83	17.49	18.04	1.28	0.95	1.16	1.49	49,290	4
Year ended May 31, 2014	62.23	0.14		2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46	1.51	0.95	(0.32)	0.25	29,243	146
Year ended May 31, 2013	74.98	0.36		(13.13)	0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)	1.65	0.95	(0.18)	0.52	18,669	163
Year ended May 31, 2012(s)	42.73	0.02		32.45	0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(s)	40.38	0.39		2.24	0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010(s)	35.00	0.09		5.24	0.08	5.41	(0.03)	—	—	(0.03)	40.38	15.45	15.32	2.16	0.95	(0.53)	0.68	8,075	228

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 409

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2014 (Unaudited)	$60.36	$0.15	$(2.46)		$—		$(2.31)	$(0.10)	$—	$—	$(0.10)	$57.95	(3.83)%	(3.60)%	5.64%	0.95%	(4.19)%	0.50%	$2,897	548%
Year ended May 31, 2014	51.92	(0.18)	8.61		0.01		8.44	—	—	—	—	60.36	16.25	14.75	6.25	0.95	(5.63)	(0.33)	3,018	47
Year ended May 31, 2013	41.27	(0.43)	11.08		—	(h)	10.65	—	—	—	—	51.92	25.83	25.39	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	40.70	(0.37)	0.93	(i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74		0.01		0.70	—	—	—	—	40.70	1.75	0.70	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Six Months ended November 30, 2014 (Unaudited)	58.50	0.04	1.98		—		2.02	(0.04)	—	—	(0.04)	60.48	3.45	1.78	5.67	0.95	(4.59)	0.12	3,024	—
Year ended May 31, 2014	53.59	(0.20)	5.05	(i)	0.06		4.91	—	—	—	—	58.50	9.17	9.67	4.91	0.95	(4.34)	(0.38)	2,925	—
Year ended May 31, 2013	49.88	(0.49)	4.19		0.01		3.71	—	—	—	—	53.59	7.43	7.97	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	42.36	(0.42)	7.93		0.01		7.52	—	—	—	—	49.88	17.77	16.77	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40		0.01		2.36	—	—	—	—	42.36	5.89	6.27	5.74	0.95	(5.73)	(0.94)	4,236	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

410 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 411

NOTES TO FINANCIAL STATEMENTS

412 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and, during the period, was comprised of 128 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of each of the Hedged Fixed Income ProShares Funds, the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the Inflation ProShares Funds, the CDS Funds, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield and the Ultra Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAVs of the ProShares German Sovereign/Sub-Sovereign ETF and the ProShares MSCI EAFE Dividend Growers ETF, are typically determined at 11:15 a.m. and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:15 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective September 22, 2014)
ProShares Short FTSE China 25	ProShares Short FTSE China 50
ProShares UltraShort FTSE China 25	ProShares UltraShort FTSE China 50
ProShares Ultra FTSE China 25	ProShares Ultra FTSE China 50
Formerly	Name (effective October 1, 2014)
ProShares S&P 500 Aristocrats ETF	ProShares S&P 500 Dividend Aristocrats ETF

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. With respect to an ETF that serves as an underlying fund in a fund-of-funds managed by the Advisor, such closing price shall be the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 413

determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of November 30, 2014, based on levels assigned to securities on May 31, 2014.

The following is a summary of the valuations as of November 30, 2014, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	—	—	$13,694,842	—	—	—	$1,181	—	—	$13,696,023	—
DJ Brookfield Global Infrastructure ETF	$23,107,012	—	—	$256	—	—	221,050	—	—	23,328,318	—
Global Listed Private Equity ETF	12,229,967	—	—	—	—	—	216,400	—	—	12,446,367	—
Large Cap Core Plus	470,529,404	—	—	—	—	—	3,820,936	$14,446,568	—	474,350,340	$14,446,568
S&P 500 Dividend Aristocrats ETF	434,011,833	—	—	—	—	—	4,267,719	—	—	438,279,552	—
MSCI EAFE Dividend Growers ETF	3,703,612	—	—	—	—	—	49,613	—	—	3,753,225	—
High Yield-Interest Rate Hedged	—	$(275,603)	—	—	$152,219,108	—	2,096,476	—	—	154,315,584	(275,603)
Investment Grade- Interest Rate Hedged	—	(418,377)	—	—	105,784,429	—	1,578,080	—	—	107,362,509	(418,377)
USD Covered Bond	—	—	—	—	6,511,471	—	100,453	—	—	6,611,924	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	—	624,574	$5,286,131	60,861	—	—	5,971,566	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	3,003,282	4,612,233	144,801	—	—	7,760,316	—
Hedge Replication ETF	6,755,507	34,995	—	—	—	21,415,714	14,700,374	1,002,256	—	42,871,595	1,037,251
Merger ETF	2,502,765	—	—	—	—	—	636,283	(305,975)	$14,760	3,139,048	(291,215)
RAFI® Long/Short	61,797,276	—	—	—	—	—	11,141,576	(9,173,885)	—	72,938,852	(9,173,885)
30 Year TIPS/TSY Spread	—	—	—	—	3,397,771	—	692,235	(985,569)	—	4,090,006	(985,569)
Short 30 Year TIPS/TSY Spread	—	—	—	—	3,142,291	—	1,103,559	(200,070)	—	4,245,850	(200,070)

414 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	$1,337,295	—	$314,190	$(349,389)	—	$1,651,485	$(349,389)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	2,020,879	—	275,243	30,400	—	2,296,122	30,400
CDS North American HY Credit ETF	—	—	—	—	—	—	5,846,788	425,023	—	5,846,788	425,023
CDS Short North American HY Credit ETF	—	—	—	—	—	—	7,563,940	(540,111)	—	7,563,940	(540,111)
Short S&P500®	—	$(939,173)	—	—	—	$1,042,771,270	588,975,730	(207,812,601)	—	1,631,747,000	(208,751,774)
Short QQQ®	—	(37,284)	—	—	—	119,980,110	122,445,685	(52,222,679)	—	242,425,795	(52,259,963)
Short Dow30SM	—	(436,464)	—	—	—	206,906,574	74,037,693	(32,285,427)	—	280,944,267	(32,721,891)
Short MidCap400	—	(26,317)	—	—	—	13,899,848	25,848,541	(6,265,288)	—	39,748,389	(6,291,605)
Short Russell2000	—	(543,839)	—	—	—	304,990,256	213,268,987	(22,006,420)	—	518,259,243	(22,550,259)
Short SmallCap600	—	—	—	—	—	5,994,570	4,013,656	(820,754)	—	10,008,226	(820,754)
UltraShort Russell3000	—	—	—	—	—	199,819	601,807	(230,492)	—	801,626	(230,492)
UltraShort S&P500®	—	(429,668)	—	—	—	1,114,500,651	368,739,989	(270,175,477)	—	1,483,240,640	(270,605,145)
UltraShort QQQ®	—	(77,328)	—	—	—	292,953,353	137,565,936	(98,803,846)	—	430,519,289	(98,881,174)
UltraShort Dow30SM	—	(7,780)	—	—	—	176,944,448	67,995,571	(44,477,313)	—	244,940,019	(44,485,093)
UltraShort MidCap400	—	(15,003)	—	—	—	4,999,924	7,997,847	(2,158,522)	—	12,997,771	(2,173,525)
UltraShort Russell2000	—	(1,085)	—	—	—	200,918,497	50,180,051	(45,027,993)	—	251,098,548	(45,029,078)
UltraShort SmallCap600	—	—	—	—	—	1,999,978	3,875,460	(685,427)	—	5,875,438	(685,427)
UltraPro Short S&P500®	—	(274,571)	—	—	—	364,862,970	219,031,622	(145,047,997)	—	583,894,592	(145,322,568)
UltraPro Short QQQ®	—	(48,555)	—	—	—	207,945,088	195,084,533	(143,114,105)	—	403,029,621	(143,162,660)
UltraPro Short Dow30SM	—	(6,688)	—	—	—	86,950,068	59,166,036	(36,470,963)	—	146,116,104	(36,477,651)
UltraPro Short MidCap400	—	(5,720)	—	—	—	399,638	3,748,580	(2,195,869)	—	4,148,218	(2,201,589)
UltraPro Short Russell2000	—	51,212	—	—	—	41,981,461	65,453,086	(16,903,080)	—	107,434,547	(16,851,868)
UltraShort Russell1000 Value	—	—	—	—	—	499,548	348,532	(242,105)	—	848,080	(242,105)
UltraShort Russell1000 Growth	—	—	—	—	—	1,169,162	829,389	(957,067)	—	1,998,551	(957,067)
UltraShort Russell MidCap Value	—	—	—	—	—	—	269,782	(205,218)	—	269,782	(205,218)
UltraShort Russell MidCap Growth	—	—	—	—	—	—	472,317	(352,402)	—	472,317	(352,402)
UltraShort Russell2000 Value	—	—	—	—	—	599,457	1,494,747	(366,532)	—	2,094,204	(366,532)
UltraShort Russell2000 Growth	—	—	—	—	—	1,498,643	3,207,012	(1,369,978)	—	4,705,655	(1,369,978)
Short Basic Materials	—	—	—	—	—	799,276	624,307	(139,680)	—	1,423,583	(139,680)
Short Financials	—	—	—	—	—	16,259,990	6,158,036	(1,917,080)	—	22,418,026	(1,917,080)
Short Oil & Gas	—	—	—	—	—	—	1,497,087	86,393	—	1,497,087	86,393
Short Real Estate	—	—	—	—	—	3,999,775	11,728,997	(3,680,134)	—	15,728,772	(3,680,134)
Short KBW Regional Banking	—	—	—	—	—	—	705,920	121,205	—	705,920	121,205
UltraShort Basic Materials	—	—	—	—	—	12,991,735	3,736,205	(2,958,140)	—	16,727,940	(2,958,140)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	9,990,950	55,893,549	(32,495,192)	—	65,884,499	(32,495,192)
UltraShort Consumer Goods	—	—	—	—	—	—	1,495,843	(1,353,834)	—	1,495,843	(1,353,834)
UltraShort Consumer Services	—	—	—	—	—	3,996,380	6,097,602	(2,614,374)	—	10,093,982	(2,614,374)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 415

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Financials	—	—	—	—	—	$63,971,222	$15,061,379	$(12,500,563)	—	$79,032,601	$(12,500,563)
UltraShort Health Care	—	—	—	—	—	1,998,190	2,445,425	(1,516,929)	—	4,443,615	(1,516,929)
UltraShort Industrials	—	—	—	—	—	2,997,285	3,756,122	(1,986,297)	—	6,753,407	(1,986,297)
UltraShort Oil & Gas	—	—	—	—	—	34,980,505	14,770,253	1,163,995	—	49,750,758	1,163,995
UltraShort Real Estate	—	—	—	—	—	29,972,850	6,832,821	(11,994,634)	—	36,805,671	(11,994,634)
UltraShort Semiconductors	—	—	—	—	—	3,996,380	3,230,145	(3,524,957)	—	7,226,525	(3,524,957)
UltraShort Technology	—	—	—	—	—	4,495,927	3,650,933	(2,542,828)	—	8,146,860	(2,542,828)
UltraShort Telecommunications	—	—	—	—	—	—	113,600	(146,926)	—	113,600	(146,926)
UltraShort Utilities	—	—	—	—	—	3,198,635	3,910,188	(1,272,967)	—	7,108,823	(1,272,967)
UltraPro Short Financials	—	—	—	—	—	—	3,323,318	(1,915,390)	—	3,323,318	(1,915,390)
Short MSCI EAFE	—	—	—	—	—	80,994,581	201,717,109	(2,599,966)	—	282,711,690	(2,599,966)
Short MSCI Emerging Markets	—	—	—	—	—	167,943,043	41,887,397	(13,040,027)	—	209,830,440	(13,040,027)
Short FTSE China 50	—	—	—	—	—	2,497,738	1,908,194	(174,602)	—	4,405,932	(174,602)
UltraShort MSCI EAFE	—	—	—	—	—	1,998,190	3,768,412	(158,473)	—	5,766,602	(158,473)
UltraShort MSCI Emerging Markets	—	—	—	—	—	36,981,429	11,883,386	(5,197,014)	—	48,864,815	(5,197,014)
UltraShort FTSE Europe	—	—	—	—	—	16,493,633	25,855,677	(4,630,847)	—	42,349,310	(4,630,847)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	1,469,010	20,164	—	1,469,010	20,164
UltraShort MSCI Brazil Capped	—	—	—	—	—	15,286,536	4,585,189	(1,425,810)	—	19,871,725	(1,425,810)
UltraShort FTSE China 50	—	—	—	—	—	80,963,472	12,923,685	(25,605,981)	—	93,887,157	(25,605,981)
UltraShort MSCI Japan	—	—	—	—	—	2,997,285	7,390,497	(725,999)	—	10,387,782	(725,999)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	699,366	608,634	(239,712)	—	1,308,000	(239,712)
Short 7-10 Year Treasury	—	$(1,191)	—	—	—	35,991,501	30,295,274	(2,975,396)	—	66,286,775	(2,976,587)
Short 20+ Year Treasury	—	(1,464)	—	—	—	1,024,404,831	383,749,996	(71,582,100)	—	1,408,154,827	(71,583,564)
Short High Yield	—	—	—	—	—	29,977,164	56,681,049	(2,252,091)	—	86,658,213	(2,252,091)
Short Investment Grade Corporate	—	—	—	—	—	—	2,910,658	(280,987)	—	2,910,658	(280,987)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	3,618,417	(169,993)	—	3,618,417	(169,993)
UltraShort 7-10 Year Treasury	—	(6,380)	—	—	—	124,985,643	177,472,349	(17,744,749)	—	302,457,992	(17,751,129)
UltraShort 20+ Year Treasury	—	(5,760)	—	—	—	2,203,624,566	1,788,492,340	(456,379,595)	—	3,992,116,906	(456,385,355)
UltraShort TIPS	—	—	—	—	—	3,996,644	8,285,955	(191,675)	—	12,282,599	(191,675)
UltraPro Short 20+ Year Treasury	—	(740)	—	—	—	—	101,341,113	(46,914,941)	—	101,341,113	(46,915,681)
Ultra Russell3000	$8,170,342	—	—	$27	—	—	597,893	1,256,059	—	8,768,262	1,256,059
Ultra S&P500®	2,036,719,535	19,673,643	—	—	—	93,064,712	160,333,230	135,099,780	—	2,290,117,477	154,773,423
Ultra QQQ®	796,599,837	9,040,632	—	—	—	20,999,559	60,348,134	194,942,025	—	877,947,530	203,982,657
Ultra Dow30SM	301,091,816	2,219,905	—	—	—	—	23,394,248	33,588,322	—	324,486,064	35,808,227
Ultra MidCap400	294,385,482	948,389	—	—	—	17,175,149	38,365,978	(106,886,206)	—	349,926,609	(105,937,817)
Ultra Russell2000	210,925,289	1,096,865	—	168,590	—	42,999,444	63,985,279	(78,631,158)	—	318,078,602	(77,534,293)
Ultra SmallCap600	17,580,340	—	—	—	—	—	2,345,600	4,569,330	—	19,925,940	4,569,330
UltraPro S&P500®	679,426,313	3,172,146	—	—	—	—	124,865,819	209,756,274	—	804,292,132	212,928,420
UltraPro QQQ®	833,144,100	3,012,747	—	—	—	—	105,817,126	265,166,139	—	938,961,226	268,178,886
UltraPro Dow30SM	119,182,466	425,952	—	—	—	—	23,067,679	46,324,110	—	142,250,145	46,750,062
416 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro MidCap400	$40,385,760	$113,557	—	—	—	—	$5,138,264	$10,384,112	—	$45,524,024	$10,497,669
UltraPro Russell2000	126,311,819	71,654	—	$13,860	—	—	20,483,514	32,938,486	—	146,809,193	33,010,140
Ultra Russell1000 Value	4,402,199	—	—	—	—	—	431,191	870,804	—	4,833,390	870,804
Ultra Russell1000 Growth	9,812,335	—	—	—	—	—	1,043,447	3,201,506	—	10,855,782	3,201,506
Ultra Russell MidCap Value	5,015,219	—	—	—	—	—	1,052,485	1,060,514	—	6,067,704	1,060,514
Ultra Russell MidCap Growth	8,809,971	—	—	—	—	—	896,483	2,140,674	—	9,706,454	2,140,674
Ultra Russell2000 Value	7,028,959	—	—	1,063	—	—	1,034,668	679,456	—	8,064,690	679,456
Ultra Russell2000 Growth	11,252,462	—	—	1,195	—	—	1,566,288	2,281,187	—	12,819,945	2,281,187
Ultra Basic Materials	70,738,704	—	—	—	—	—	6,831,161	13,896,135	—	77,569,865	13,896,135
Ultra Nasdaq Biotechnology	304,856,597	—	—	—	—	—	35,441,427	110,874,150	—	340,298,024	110,874,150
Ultra Consumer Goods	15,896,236	—	—	—	—	—	1,380,722	2,814,382	—	17,276,958	2,814,382
Ultra Consumer Services	18,602,975	—	—	—	—	—	1,494,592	3,661,369	—	20,097,567	3,661,369
Ultra Financials	717,471,914	—	—	—	—	$9,999,687	63,642,319	66,710,015	—	791,113,920	66,710,015
Ultra Health Care	123,513,371	—	—	—	—	—	10,512,343	21,219,402	—	134,025,714	21,219,402
Ultra Industrials	23,691,684	—	—	—	—	—	2,029,962	3,419,225	—	25,721,646	3,419,225
Ultra Oil & Gas	101,303,668	—	—	—	—	—	9,427,520	(617,014)	—	110,731,188	(617,014)
Ultra Real Estate	223,624,813	—	—	—	—	509,589	21,543,115	39,806,008	—	245,677,517	39,806,008
Ultra KBW Regional Banking	8,272,055	—	—	—	—	—	634,239	(161,457)	—	8,906,294	(161,457)
Ultra Semiconductors	35,715,192	—	—	—	—	—	2,743,718	6,736,099	—	38,458,910	6,736,099
Ultra Technology	143,965,317	—	—	—	—	—	12,507,168	34,137,797	—	156,472,485	34,137,797
Ultra Telecommunications	1,779,992	—	—	17,371	—	—	150,233	454,207	—	1,947,596	454,207
Ultra Utilities	29,794,884	—	—	—	—	—	1,790,312	3,558,183	—	31,585,196	3,558,183
UltraPro Financials	9,985,166	—	—	—	—	—	987,567	1,666,023	—	10,972,733	1,666,023
Ultra MSCI EAFE	—	—	—	—	—	3,999,320	33,897,160	113,790	—	37,896,480	113,790
Ultra MSCI Emerging Markets	—	—	—	—	—	16,993,653	12,385,381	1,551,332	—	29,379,034	1,551,332
Ultra FTSE Europe	—	—	—	—	—	6,111,923	13,302,554	1,966,471	—	19,414,477	1,966,471
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	1,073,001	193,477	—	1,073,001	193,477
Ultra MSCI Brazil Capped	—	—	—	—	—	2,059,141	4,801,902	(2,494,155)	—	6,861,043	(2,494,155)
Ultra FTSE China 50	—	—	—	—	—	20,990,936	28,767,512	5,205,125	—	49,758,448	5,205,125
Ultra MSCI Japan	—	—	—	—	—	4,995,475	7,604,972	5,132,837	—	12,600,447	5,132,837
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	2,997,285	2,970,264	161,312	—	5,967,549	161,312
Ultra 7-10 Year Treasury	—	3,268	—	—	$24,633,039	10,495,223	4,485,212	(20,636,252)	—	39,613,474	(20,632,984)
Ultra 20+ Year Treasury	—	9,824	—	—	35,838,862	—	8,946,671	5,082,987	—	44,785,533	5,092,811
Ultra High Yield	1,728,098	—	—	—	—	599,457	562,057	(15,683)	—	2,889,612	(15,683)
Ultra Investment Grade Corporate	1,863,918	—	—	—	—	699,366	284,935	203,708	—	2,848,219	203,708

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares DJ Brookfield Global Infrastructure ETF utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 417

from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2014, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/28/14, due 12/01/14 (1)	Barclays Capital, Inc., 0.07%, dated 11/28/14, due 12/01/14 (2)	BNP Paribas Securities Corp., 0.09%, dated 11/28/14, due 12/01/14 (3)	BNP Paribas Securities Corp., 0.10%, dated 11/28/14, due 12/01/14 (4)	Credit Suisse (USA) LLC, 0.10%, dated 11/28/14, due 12/01/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 11/28/14, due 12/01/14 (6)	UBS Securities LLC, 0.08%, dated 11/28/14, due 12/01/14 (7)	UBS Securities LLC, 0.09%, dated 11/28/14, due 12/01/14 (8)	Total
Morningstar Alternatives Solution ETF	$656	$99	$124	$95	$21	$157	$10	$19	$1,181
DJ Brookfield Global Infrastructure ETF	122,878	18,521	23,151	17,808	3,965	29,384	1,781	3,562	221,050
Global Listed Private Equity ETF	120,293	18,131	22,664	17,434	3,882	28,766	1,743	3,487	216,400
Large Cap Core Plus	2,123,999	320,139	400,174	307,826	68,538	507,913	30,783	61,564	3,820,936
S&P 500 Dividend Aristocrats ETF	2,372,359	357,573	446,966	343,820	76,552	567,303	34,382	68,764	4,267,719
MSCI EAFE Dividend Growers ETF	27,579	4,157	5,196	3,997	890	6,595	400	799	49,613
High Yield-Interest Rate Hedged	1,165,398	175,654	219,568	168,898	37,605	278,682	16,890	33,781	2,096,476
Investment Grade-Interest Rate Hedged	877,230	132,220	165,275	127,135	28,307	209,772	12,713	25,428	1,578,080
USD Covered Bond	55,840	8,417	10,521	8,093	1,802	13,353	809	1,618	100,453
German Sovereign/Sub-Sovereign ETF	33,832	5,099	6,374	4,903	1,092	8,090	490	981	60,861
Short Term USD Emerging Markets Bond ETF	80,493	12,132	15,165	11,666	2,597	19,248	1,167	2,333	144,801
Hedge Replication ETF	8,171,710	1,231,678	1,539,597	1,184,306	263,687	1,954,104	118,431	236,861	14,700,374
Merger ETF	353,700	53,311	66,639	51,261	11,413	84,580	5,126	10,253	636,283
RAFI® Long/Short	6,193,429	933,502	1,166,878	897,598	199,852	1,481,037	89,760	179,520	11,141,576
30 Year TIPS/TSY Spread	384,803	57,999	72,499	55,769	12,417	92,018	5,577	11,153	692,235
Short 30 Year TIPS/TSY Spread	613,451	92,462	115,578	88,906	19,795	146,695	8,891	17,781	1,103,559
UltraPro 10 Year TIPS/TSY Spread	174,653	26,325	32,906	25,312	5,636	41,765	2,531	5,062	314,190
UltraPro Short 10 Year TIPS/TSY Spread	153,003	23,061	28,827	22,174	4,937	36,588	2,217	4,436	275,243
CDS North American HY Credit ETF	3,250,139	489,876	612,345	471,035	104,877	777,207	47,103	94,206	5,846,788
CDS Short North American HY Credit ETF	4,204,676	633,748	792,185	609,374	135,678	1,005,466	60,937	121,876	7,563,940
Short S&P500®	327,402,451	49,347,616	61,684,520	47,449,631	10,564,733	78,291,891	4,744,963	9,489,925	588,975,730
Short QQQ®	68,065,653	10,259,171	12,823,964	9,864,587	2,196,365	16,276,569	986,459	1,972,917	122,445,685
Short Dow30SM	41,156,402	6,203,284	7,754,105	5,964,696	1,328,049	9,841,748	596,470	1,192,939	74,037,693
Short MidCap400	14,368,801	2,165,733	2,707,166	2,082,435	463,657	3,436,018	208,244	416,487	25,848,541
Short Russell2000	118,552,914	17,868,845	22,336,056	17,181,582	3,825,506	28,349,610	1,718,158	3,436,316	213,268,987
Short SmallCap600	2,231,129	336,286	420,358	323,352	71,995	533,531	32,335	64,670	4,013,656
UltraShort Russell3000	334,535	50,423	63,028	48,483	10,795	79,998	4,848	9,697	601,807
UltraShort S&P500®	204,976,827	30,895,058	38,618,822	29,706,787	6,614,262	49,016,198	2,970,679	5,941,356	368,739,989
UltraShort QQQ®	76,470,765	11,526,029	14,407,535	11,082,720	2,467,584	18,286,487	1,108,272	2,216,544	137,565,936

418 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/28/14, due 12/01/14 (1)	Barclays Capital, Inc., 0.07%, dated 11/28/14, due 12/01/14 (2)	BNP Paribas Securities Corp., 0.09%, dated 11/28/14, due 12/01/14 (3)	BNP Paribas Securities Corp., 0.10%, dated 11/28/14, due 12/01/14 (4)	Credit Suisse (USA) LLC, 0.10%, dated 11/28/14, due 12/01/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 11/28/14, due 12/01/14 (6)	UBS Securities LLC, 0.08%, dated 11/28/14, due 12/01/14 (7)	UBS Securities LLC, 0.09%, dated 11/28/14, due 12/01/14 (8)	Total
UltraShort Dow30SM	$37,797,681	$5,697,042	$7,121,302	$5,477,925	$1,219,668	$9,038,576	$547,792	$1,095,585	$67,995,571
UltraShort MidCap400	4,445,879	670,104	837,629	644,330	143,461	1,063,145	64,433	128,866	7,997,847
UltraShort Russell2000	27,894,310	4,204,360	5,255,450	4,042,654	900,103	6,670,378	404,265	808,531	50,180,051
UltraShort SmallCap600	2,154,308	324,707	405,884	312,219	69,516	515,161	31,222	62,443	3,875,460
UltraPro Short S&P500®	121,756,273	18,351,670	22,939,588	17,645,837	3,928,873	29,115,631	1,764,584	3,529,166	219,031,622
UltraPro Short QQQ®	108,444,459	16,345,252	20,431,565	15,716,588	3,499,322	25,932,371	1,571,659	3,143,317	195,084,533
UltraPro Short Dow30SM	32,889,480	4,957,255	6,196,569	4,766,591	1,061,289	7,864,876	476,659	953,317	59,166,036
UltraPro Short MidCap400	2,083,777	314,077	392,596	301,997	67,240	498,295	30,200	60,398	3,748,580
UltraPro Short Russell2000	36,384,353	5,484,018	6,855,023	5,273,095	1,174,063	8,700,606	527,309	1,054,619	65,453,086
UltraShort Russell1000 Value	193,744	29,202	36,502	28,079	6,252	46,330	2,808	5,615	348,532
UltraShort Russell1000 Growth	461,044	69,491	86,863	66,818	14,877	110,250	6,682	13,364	829,389
UltraShort Russell MidCap Value	149,968	22,604	28,255	21,734	4,839	35,862	2,173	4,347	269,782
UltraShort Russell MidCap Growth	262,554	39,573	49,467	38,051	8,472	62,785	3,805	7,610	472,317
UltraShort Russell2000 Value	830,907	125,238	156,548	120,421	26,812	198,695	12,042	24,084	1,494,747
UltraShort Russell2000 Growth	1,782,728	268,701	335,876	258,366	57,526	426,305	25,837	51,673	3,207,012
Short Basic Materials	347,043	52,308	65,385	50,296	11,198	82,988	5,030	10,059	624,307
Short Financials	3,423,156	515,954	644,943	496,110	110,460	818,581	49,611	99,221	6,158,036
Short Oil & Gas	832,207	125,434	156,793	120,610	26,854	199,006	12,061	24,122	1,497,087
Short Real Estate	6,519,966	982,720	1,228,400	944,923	210,389	1,559,123	94,492	188,984	11,728,997
Short KBW Regional Banking	392,410	59,146	73,932	56,871	12,662	93,837	5,687	11,375	705,920
UltraShort Basic Materials	2,076,898	313,040	391,300	301,000	67,018	496,650	30,100	60,199	3,736,205
UltraShort Nasdaq Biotechnology	31,070,355	4,683,068	5,853,835	4,502,950	1,002,589	7,429,867	450,295	900,590	55,893,549
UltraShort Consumer Goods	831,516	125,330	156,662	120,510	26,832	198,841	12,051	24,101	1,495,843
UltraShort Consumer Services	3,389,562	510,891	638,613	491,241	109,376	810,547	49,124	98,248	6,097,602
UltraShort Financials	8,372,386	1,261,925	1,577,406	1,213,389	270,163	2,002,092	121,339	242,679	15,061,379
UltraShort Health Care	1,359,374	204,891	256,114	197,011	43,865	325,068	19,701	39,401	2,445,425
UltraShort Industrials	2,087,970	314,708	393,386	302,604	67,375	499,297	30,260	60,522	3,756,122
UltraShort Oil & Gas	8,210,554	1,237,533	1,546,916	1,189,935	264,941	1,963,393	118,994	237,987	14,770,253
UltraShort Real Estate	3,798,259	572,491	715,614	550,473	122,563	908,279	55,047	110,095	6,832,821
UltraShort Semiconductors	1,795,588	270,639	338,299	260,230	57,941	429,380	26,023	52,045	3,230,145
UltraShort Technology	2,029,497	305,895	382,369	294,130	65,488	485,314	29,413	58,827	3,650,933
UltraShort Telecommunications	63,149	9,518	11,898	9,152	2,038	15,101	915	1,829	113,600
UltraShort Utilities	2,173,613	327,617	409,521	315,016	70,139	519,777	31,502	63,003	3,910,188
UltraPro Short Financials	1,847,381	278,446	348,057	267,736	59,612	441,765	26,774	53,547	3,323,318
Short MSCI EAFE	112,131,404	16,900,965	21,126,207	16,250,928	3,618,294	26,814,031	1,625,093	3,250,187	201,717,109
Short MSCI Emerging Markets	23,284,553	3,509,556	4,386,945	3,374,573	751,354	5,568,045	337,457	674,914	41,887,397
Short FTSE China 50	1,060,735	159,879	199,849	153,730	34,228	253,654	15,373	30,746	1,908,194
UltraShort MSCI EAFE	2,094,802	315,738	394,673	303,594	67,596	500,931	30,359	60,719	3,768,412
UltraShort MSCI Emerging Markets	6,605,790	995,655	1,244,569	957,361	213,158	1,579,645	95,736	191,472	11,883,386
UltraShort FTSE Europe	14,372,769	2,166,330	2,707,913	2,083,010	463,785	3,436,966	208,301	416,603	25,855,677
UltraShort MSCI Pacific ex-Japan	816,600	123,082	153,852	118,348	26,350	195,274	11,835	23,669	1,469,010
UltraShort MSCI Brazil Capped	2,548,835	384,172	480,215	369,396	82,247	609,504	36,940	73,880	4,585,189
UltraShort FTSE China 50	7,184,075	1,082,817	1,353,521	1,041,171	231,818	1,717,931	104,117	208,235	12,923,685
UltraShort MSCI Japan	4,108,262	619,216	774,020	595,400	132,567	982,411	59,540	119,081	7,390,497
UltraShort MSCI Mexico Capped IMI	338,330	50,995	63,743	49,033	10,917	80,905	4,903	9,808	608,634
Short 7-10 Year Treasury	16,840,672	2,538,304	3,172,880	2,440,677	543,421	4,027,117	244,068	488,135	30,295,274
Short 20+ Year Treasury	213,320,656	32,152,679	40,190,848	30,916,037	6,883,503	51,011,461	3,091,604	6,183,208	383,749,996
Short High Yield	31,508,114	4,749,049	5,936,311	4,566,393	1,016,714	7,534,549	456,639	913,280	56,681,049
Short Investment Grade Corporate	1,617,990	243,871	304,839	234,491	52,210	386,911	23,449	46,897	2,910,658
UltraShort 3-7 Year Treasury	2,011,422	303,171	378,964	291,510	64,905	480,992	29,151	58,302	3,618,417
UltraShort 7-10 Year Treasury	98,654,120	14,869,606	18,587,008	14,297,699	3,183,404	23,591,203	1,429,770	2,859,539	177,472,349
UltraShort 20+ Year Treasury	994,195,085	149,849,694	187,312,118	144,086,244	32,081,023	237,742,303	14,408,624	28,817,249	1,788,492,340

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 419

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/28/14, due 12/01/14 (1)	Barclays Capital, Inc., 0.07%, dated 11/28/14, due 12/01/14 (2)	BNP Paribas Securities Corp., 0.09%, dated 11/28/14, due 12/01/14 (3)	BNP Paribas Securities Corp., 0.10%, dated 11/28/14, due 12/01/14 (4)	Credit Suisse (USA) LLC, 0.10%, dated 11/28/14, due 12/01/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 11/28/14, due 12/01/14 (6)	UBS Securities LLC, 0.08%, dated 11/28/14, due 12/01/14 (7)	UBS Securities LLC, 0.09%, dated 11/28/14, due 12/01/14 (8)	Total
UltraShort TIPS	$4,606,033	$694,243	$867,803	$667,541	$148,629	$1,101,443	$66,754	$133,509	$8,285,955
UltraPro Short 20+ Year Treasury	56,333,949	8,490,914	10,613,643	8,164,340	1,817,803	13,471,162	816,434	1,632,868	101,341,113
Ultra Russell3000	332,360	50,095	62,618	48,168	10,725	79,477	4,817	9,633	597,893
Ultra S&P500®	89,126,750	13,433,597	16,791,996	12,916,920	2,875,972	21,312,918	1,291,693	2,583,384	160,333,230
Ultra QQQ®	33,546,589	5,056,298	6,320,371	4,861,825	1,082,493	8,022,011	486,182	972,365	60,348,134
Ultra Dow30SM	13,004,499	1,960,098	2,450,123	1,884,710	419,634	3,109,771	188,471	376,942	23,394,248
Ultra MidCap400	21,327,051	3,214,512	4,018,140	3,090,877	688,188	5,099,947	309,088	618,175	38,365,978
Ultra Russell2000	35,568,422	5,361,038	6,701,297	5,154,844	1,147,734	8,505,492	515,484	1,030,968	63,985,279
Ultra SmallCap600	1,303,883	196,527	245,659	188,968	42,074	311,798	18,897	37,794	2,345,600
UltraPro S&P500®	69,410,967	10,461,943	13,077,429	10,059,561	2,239,777	16,598,275	1,005,956	2,011,911	124,865,819
UltraPro QQQ®	58,822,095	8,865,939	11,082,424	8,524,941	1,898,091	14,066,153	852,494	1,704,989	105,817,126
UltraPro Dow30SM	12,822,964	1,932,737	2,415,921	1,858,401	413,776	3,066,361	185,840	371,679	23,067,679
UltraPro MidCap400	2,856,281	430,512	538,140	413,954	92,167	683,024	41,395	82,791	5,138,264
UltraPro Russell2000	11,386,467	1,716,221	2,145,276	1,650,213	367,422	2,722,851	165,021	330,043	20,483,514
Ultra Russell1000 Value	239,693	36,128	45,159	34,738	7,734	57,318	3,474	6,947	431,191
Ultra Russell1000 Growth	580,036	87,426	109,282	84,063	18,717	138,704	8,406	16,813	1,043,447
Ultra Russell MidCap Value	585,060	88,183	110,229	84,791	18,879	139,906	8,479	16,958	1,052,485
Ultra Russell MidCap Growth	498,341	75,112	93,890	72,223	16,081	119,169	7,222	14,445	896,483
Ultra Russell2000 Value	575,156	86,690	108,363	83,356	18,559	137,537	8,336	16,671	1,034,668
Ultra Russell2000 Growth	870,675	131,232	164,040	126,185	28,095	208,205	12,618	25,238	1,566,288
Ultra Basic Materials	3,797,336	572,352	715,440	550,339	122,534	908,059	55,034	110,067	6,831,161
Ultra Nasdaq Biotechnology	19,701,338	2,969,477	3,711,846	2,855,266	635,729	4,711,190	285,527	571,054	35,441,427
Ultra Consumer Goods	767,522	115,684	144,606	111,235	24,767	183,538	11,124	22,246	1,380,722
Ultra Consumer Services	830,821	125,225	156,531	120,409	26,809	198,674	12,041	24,082	1,494,592
Ultra Financials	35,377,776	5,332,302	6,665,378	5,127,214	1,141,582	8,459,903	512,721	1,025,443	63,642,319
Ultra Health Care	5,843,648	880,782	1,100,977	846,905	188,565	1,397,394	84,691	169,381	10,512,343
Ultra Industrials	1,128,424	170,081	212,602	163,540	36,412	269,841	16,354	32,708	2,029,962
Ultra Oil & Gas	5,240,612	789,889	987,362	759,509	169,106	1,253,190	75,951	151,901	9,427,520
Ultra Real Estate	11,975,483	1,805,000	2,256,250	1,735,577	386,429	2,863,702	173,558	347,116	21,543,115
Ultra KBW Regional Banking	352,564	53,140	66,425	51,096	11,377	84,309	5,110	10,218	634,239
Ultra Semiconductors	1,525,190	229,884	287,355	221,042	49,215	364,719	22,104	44,209	2,743,718
Ultra Technology	6,952,540	1,047,919	1,309,899	1,007,615	224,347	1,662,564	100,761	201,523	12,507,168
Ultra Telecommunications	83,512	12,587	15,734	12,103	2,695	19,970	1,210	2,422	150,233
Ultra Utilities	995,207	150,002	187,503	144,233	32,114	237,984	14,423	28,846	1,790,312
UltraPro Financials	548,973	82,744	103,430	79,561	17,714	131,276	7,956	15,913	987,567
Ultra MSCI EAFE	18,842,904	2,840,090	3,550,112	2,730,856	608,029	4,505,912	273,086	546,171	33,897,160
Ultra MSCI Emerging Markets	6,884,841	1,037,715	1,297,144	997,803	222,162	1,646,375	99,780	199,561	12,385,381
Ultra FTSE Europe	7,394,683	1,114,561	1,393,201	1,071,693	238,614	1,768,294	107,169	214,339	13,302,554
Ultra MSCI Pacific ex-Japan	596,465	89,902	112,377	86,444	19,247	142,633	8,644	17,289	1,073,001
Ultra MSCI Brazil Capped	2,669,303	402,330	502,912	386,855	86,134	638,311	38,686	77,371	4,801,902
Ultra FTSE China 50	15,991,412	2,410,300	3,012,875	2,317,596	516,016	3,824,033	231,760	463,520	28,767,512
Ultra MSCI Japan	4,227,486	637,186	796,483	612,679	136,414	1,010,920	61,268	122,536	7,604,972
Ultra MSCI Mexico Capped IMI	1,651,124	248,865	311,081	239,293	53,279	394,834	23,929	47,859	2,970,264
Ultra 7-10 Year Treasury	2,493,259	375,796	469,745	361,342	80,453	596,214	36,134	72,269	4,485,212
Ultra 20+ Year Treasury	4,973,315	749,601	937,001	720,770	160,481	1,189,271	72,077	144,155	8,946,671
Ultra High Yield	312,439	47,092	58,865	45,281	10,082	74,714	4,528	9,056	562,057
Ultra Investment Grade Corporate	158,391	23,873	29,842	22,955	5,111	37,876	2,296	4,591	284,935
	$3,450,000,000	$520,000,000	$650,000,000	$500,000,000	$111,325,766	$825,000,000	$50,000,000	$99,999,997	$6,206,325,763

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2014 as follows:

(1)  Federal Home Loan Bank, 0.20%, due 08/18/15; Federal Home Loan Mortgage Corp., 1.30%, due 11/27/17; U.S. Treasury Bills, 0%, due 04/02/15 to 10/15/15; U.S. Treasury Bonds, 0% to 6.88%, due 02/15/15 to 08/15/44; U.S. Treasury Notes, 0% to 4.50%, due 03/15/15 to 02/15/24, which had an aggregate value at the Trust level of $3,519,000,386.

420 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

(2)  U.S. Treasury Bonds, 1.75% to 3.88%, due 01/15/27 to 04/15/29; U.S. Treasury Notes, 0.13% to 2.00%, due 04/15/16 to 01/15/23, which had an aggregate value at the Trust level of $530,400,031.

(3)  U.S. Treasury Bill, 0%, due 12/26/14; U.S. Treasury Bond, 3.63%, due 08/15/43; U.S. Treasury Notes, 1.50% to 2.13%, due 10/31/17 to 05/31/21, which had an aggregate value at the Trust level of $663,000,139.

(4)  Federal Farm Credit Bank, 0.16% to 1.50%, due 11/16/15 to 01/30/17; Federal Home Loan Bank, 0% to 5.13%, due 12/22/14 to 03/14/36; Federal Home Loan Mortgage Corp., 0% to 5.63%, due 07/10/15 to 11/23/35; Federal National Mortgage Association, 0% to 7.13%, due 12/19/14 to 07/15/37; U.S. Treasury Bonds, 1.38% to 4.38%, due 02/15/38 to 02/15/44; U.S. Treasury Note, 1.00%, due 09/30/19, which had an aggregate value at the Trust level of $510,004,205.

(5)  U.S. Treasury Bonds, 0%, due 11/15/37 to 05/15/40, which had an aggregate value at the Trust level of $113,554,365.

(6)  U.S. Treasury Bonds, 1.38% to 4.75%, due 02/15/41 to 02/15/44; U.S. Treasury Notes, 0.13% to 3.13%, due 04/15/17 to 05/15/21, which had an aggregate value at the Trust level of $841,500,042.

(7)  U.S. Treasury Bond, 3.38%, due 05/15/44; U.S. Treasury Note, 2.63%, due 04/30/16, which had an aggregate value at the Trust level of $51,000,092.

(8)  Federal Farm Credit Bank, 2.04% to 2.17%, due 09/18/19 to 05/02/22; Federal Home Loan Bank, 0% to 2.53%, due 12/03/14 to 07/12/22, which had an aggregate value at the Trust level of $102,001,787.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by both Moody's and Standard and Poor's.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective. The CDS Funds, which are actively managed, seek to obtain long or inverse exposure to the credit of debt issuers, primarily through the use of derivative instruments.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ® , ProShares UltraShort Dow 30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500® , ProShares UltraPro Short QQQ® , ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P 500® and ProShares UltraPro Dow 30SM (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 421

reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Russell2000	141%
Ultra SmallCap600	142%
UltraPro S&P500®	244%
UltraPro Russell2000	246%
Ultra Russell1000 Value	132%
Ultra Russell1000 Growth	135%
Ultra Russell MidCap Value	148%
Ultra Russell MidCap Growth	130%
Ultra Russell2000 Growth	141%
UltraPro Financials	223%
Ultra 20+ Year Treasury	145%
Ultra High Yield	164%
Ultra Investment Grade Corporate	161%
UltraPro Short 10 Year TIPS/TSY Spread	270% Long/(300%) Short

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-centrally cleared swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions also may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements".

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures

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and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity. When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 423

centrally cleared, index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS North American HY Credit ETF will normally be a "seller" of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for cleared swaps is generally lower than for uncleared over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus,

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to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

All of the outstanding swap agreements held by the Funds on November 30, 2014 contractually terminate within 25 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Funds, which seek to provide long or inverse exposure to the credit of debt issuers), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk. The primary risk for the CDS Funds is credit risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2014

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Large Cap Core Plus	$21,010,716		Large Cap Core Plus	$6,564,148
		High Yield-Interest Rate Hedged	—		High Yield-Interest Rate Hedged	275,603
		Investment Grade-Interest Rate Hedged	—		Investment Grade-Interest Rate Hedged	418,377
		Hedge Replication ETF	1,116,772		Hedge Replication ETF	79,521
		Merger ETF	30,099		Merger ETF	321,314
		RAFI® Long/Short	362,486		RAFI® Long/Short	9,536,371
		30 Year TIPS/TSY Spread	80,446		30 Year TIPS/TSY Spread	1,066,015
		Short 30 Year TIPS/TSY Spread	110,240		Short 30 Year TIPS/TSY Spread	310,310
		UltraPro 10 Year TIPS/TSY Spread	53,917		UltraPro 10 Year TIPS/TSY Spread	403,306
		UltraPro Short 10 Year TIPS/TSY Spread	274,052		UltraPro Short 10 Year TIPS/TSY Spread	243,652
		CDS North American HY Credit ETF	130,834		CDS North American HY Credit ETF	—
		CDS Short North American HY Credit ETF	—		CDS Short North American HY Credit ETF	159,244

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 425

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Short S&P500®	—		Short S&P500®	$208,751,774
		Short QQQ®	—		Short QQQ®	52,259,963
		Short Dow30SM	—		Short Dow30SM	32,721,891
		Short MidCap400	—		Short MidCap400	6,291,605
		Short Russell2000	$1,773,919		Short Russell2000	24,324,178
		Short SmallCap600	—		Short SmallCap600	820,754
		UltraShort Russell3000	—		UltraShort Russell3000	230,492
		UltraShort S&P500®	242,065		UltraShort S&P500®	270,847,210
		UltraShort QQQ®	—		UltraShort QQQ®	98,881,174
		UltraShort Dow30SM	—		UltraShort Dow30SM	44,485,093
		UltraShort MidCap400	—		UltraShort MidCap400	2,173,525
		UltraShort Russell2000	—		UltraShort Russell2000	45,029,078
		UltraShort SmallCap600	15,825		UltraShort SmallCap600	701,252
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	145,322,568
		UltraPro Short QQQ®	—		UltraPro Short QQQ®	143,162,660
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	36,477,651
		UltraPro Short MidCap400	27,569		UltraPro Short MidCap400	2,229,158
		UltraPro Short Russell2000	112,879		UltraPro Short Russell2000	16,964,747
		UltraShort Russell1000 Value	—		UltraShort Russell1000 Value	242,105
		UltraShort Russell1000 Growth	—		UltraShort Russell1000 Growth	957,067
		UltraShort Russell MidCap Value	—		UltraShort Russell MidCap Value	205,218
		UltraShort Russell MidCap Growth	—		UltraShort Russell MidCap Growth	352,402
		UltraShort Russell2000 Value	—		UltraShort Russell2000 Value	366,532
		UltraShort Russell2000 Growth	—		UltraShort Russell2000 Growth	1,369,978
		Short Basic Materials	—		Short Basic Materials	139,680
		Short Financials	—		Short Financials	1,917,080
		Short Oil & Gas	116,198		Short Oil & Gas	29,805
		Short Real Estate	—		Short Real Estate	3,680,134
		Short KBW Regional Banking	157,598		Short KBW Regional Banking	36,393
		UltraShort Basic Materials	59,464		UltraShort Basic Materials	3,017,604
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	32,495,192
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	1,353,834

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Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		UltraShort Consumer Services	—		UltraShort Consumer Services	$2,614,374
		UltraShort Financials	—		UltraShort Financials	12,500,563
		UltraShort Health Care	—		UltraShort Health Care	1,516,929
		UltraShort Industrials	—		UltraShort Industrials	1,986,297
		UltraShort Oil & Gas	$3,857,530		UltraShort Oil & Gas	2,693,535
		UltraShort Real Estate	—		UltraShort Real Estate	11,994,634
		UltraShort Semiconductors	—		UltraShort Semiconductors	3,524,957
		UltraShort Technology	—		UltraShort Technology	2,542,828
		UltraShort Telecommunications	—		UltraShort Telecommunications	146,926
		UltraShort Utilities	—		UltraShort Utilities	1,272,967
		UltraPro Short Financials	—		UltraPro Short Financials	1,915,390
		Short MSCI EAFE	74,082		Short MSCI EAFE	2,674,048
		Short MSCI Emerging Markets	439,606		Short MSCI Emerging Markets	13,479,633
		Short FTSE China 50	—		Short FTSE China 50	174,602
		UltraShort MSCI EAFE	64,536		UltraShort MSCI EAFE	223,009
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	5,197,014
		UltraShort FTSE Europe	—		UltraShort FTSE Europe	4,630,847
		UltraShort MSCI Pacific ex-Japan	47,662		UltraShort MSCI Pacific ex-Japan	27,498
		UltraShort MSCI Brazil Capped	692,317		UltraShort MSCI Brazil Capped	2,118,127
		UltraShort FTSE China 50	—		UltraShort FTSE China 50	25,605,981
		UltraShort MSCI Japan	—		UltraShort MSCI Japan	725,999
		UltraShort MSCI Mexico Capped IMI	—		UltraShort MSCI Mexico Capped IMI	239,712
		Short 7-10 Year Treasury	—		Short 7-10 Year Treasury	2,976,587
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	71,583,564
		Short High Yield	20,670		Short High Yield	2,272,761
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	280,987
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	169,993
		UltraShort 7-10 Year Treasury	—		UltraShort 7-10 Year Treasury	17,751,129
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	456,385,355
		UltraShort TIPS	—		UltraShort TIPS	191,675
		UltraPro Short 20+ Year Treasury	—		UltraPro Short 20+ Year Treasury	46,915,681
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 427

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Ultra Russell3000	$1,256,059		Ultra Russell3000	—
		Ultra S&P500®	154,773,423		Ultra S&P500®	—
		Ultra QQQ®	203,982,657		Ultra QQQ®	—
		Ultra Dow30SM	35,808,227		Ultra Dow30SM	—
		Ultra MidCap400	7,286,215		Ultra MidCap400	$113,224,032
		Ultra Russell2000	5,815,655		Ultra Russell2000	83,349,948
		Ultra SmallCap600	4,585,601		Ultra SmallCap600	16,271
		UltraPro S&P500®	212,928,420		UltraPro S&P500®	—
		UltraPro QQQ®	268,178,886		UltraPro QQQ®	—
		UltraPro Dow30SM	46,750,062		UltraPro Dow30SM	—
		UltraPro MidCap400	10,497,669		UltraPro MidCap400	—
		UltraPro Russell2000	33,174,047		UltraPro Russell2000	163,907
		Ultra Russell1000 Value	870,804		Ultra Russell1000 Value	—
		Ultra Russell1000 Growth	3,201,534		Ultra Russell1000 Growth	28
		Ultra Russell MidCap Value	1,060,514		Ultra Russell MidCap Value	—
		Ultra Russell MidCap Growth	2,140,674		Ultra Russell MidCap Growth	—
		Ultra Russell2000 Value	691,298		Ultra Russell2000 Value	11,842
		Ultra Russell2000 Growth	2,281,187		Ultra Russell2000 Growth	—
		Ultra Basic Materials	15,172,517		Ultra Basic Materials	1,276,382
		Ultra Nasdaq Biotechnology	110,874,150		Ultra Nasdaq Biotechnology	—
		Ultra Consumer Goods	2,814,382		Ultra Consumer Goods	—
		Ultra Consumer Services	3,661,369		Ultra Consumer Services	—
		Ultra Financials	66,710,015		Ultra Financials	—
		Ultra Health Care	21,219,402		Ultra Health Care	—
		Ultra Industrials	3,419,225		Ultra Industrials	—
		Ultra Oil & Gas	9,256,601		Ultra Oil & Gas	9,873,615
		Ultra Real Estate	39,806,008		Ultra Real Estate	—
		Ultra KBW Regional Banking	465		Ultra KBW Regional Banking	161,922
		Ultra Semiconductors	6,736,099		Ultra Semiconductors	—
		Ultra Technology	34,137,797		Ultra Technology	—
		Ultra Telecommunications	454,207		Ultra Telecommunications	—
		Ultra Utilities	3,596,367		Ultra Utilities	38,184
		UltraPro Financials	1,666,023		UltraPro Financials	—
		Ultra MSCI EAFE	2,541,743		Ultra MSCI EAFE	2,427,953
		Ultra MSCI Emerging Markets	2,784,962		Ultra MSCI Emerging Markets	1,233,630
		Ultra FTSE Europe	2,216,948		Ultra FTSE Europe	250,477

428 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Ultra MSCI Pacific ex-Japan	$204,953		Ultra MSCI Pacific ex-Japan	$11,476
		Ultra MSCI Brazil Capped	491,638		Ultra MSCI Brazil Capped	2,985,793
		Ultra FTSE China 50	5,836,300		Ultra FTSE China 50	631,175
		Ultra MSCI Japan	5,186,253		Ultra MSCI Japan	53,416
		Ultra MSCI Mexico Capped IMI	314,753		Ultra MSCI Mexico Capped IMI	153,441
		Ultra 7-10 Year Treasury	110,192		Ultra 7-10 Year Treasury	20,743,176
		Ultra 20+ Year Treasury	5,092,811		Ultra 20+ Year Treasury	—
		Ultra High Yield	39,903		Ultra High Yield	55,586
		Ultra Investment Grade Corporate	203,932		Ultra Investment Grade Corporate	224

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended November 30, 2014

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	Large Cap Core Plus	$(6,062,472)	$9,853,180
		High Yield-Interest Rate Hedged	(2,461,865)	(352,391)
		Investment Grade-Interest Rate Hedged	(4,729,409)	(495,994)
		Hedge Replication ETF	(836,831)	788,430
		Merger ETF	43,503	(111,863)
		RAFI® Long/Short	—	(4,791,589)
		30 Year TIPS/TSY Spread	42,227	(664,949)
		Short 30 Year TIPS/TSY Spread	9,255	54,738
		UltraPro 10 Year TIPS/TSY Spread	82,598	(323,563)
		UltraPro Short 10 Year TIPS/TSY Spread	119,943	119,745
		CDS North American HY Credit ETF	16,244	130,834

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 429

The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended November 30, 2014

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	CDS Short North American HY Credit ETF	$(28,909)	$(159,244)
		Short S&P500®	(78,565,851)	(77,013,877)
		Short QQQ®	(17,909,043)	(31,915,949)
		Short Dow30SM	(6,279,440)	(15,099,579)
		Short MidCap400	(724,877)	(2,560,035)
		Short Russell2000	(17,244,554)	(1,150,353)
		Short SmallCap600	—	(503,533)
		UltraShort Russell3000	—	(101,864)
		UltraShort S&P500®	(149,203,024)	(80,587,670)
		UltraShort QQQ®	(49,477,297)	(63,322,300)
		UltraShort Dow30SM	(13,565,786)	(17,922,995)
		UltraShort MidCap400	(93,109)	(1,087,782)
		UltraShort Russell2000	16,817,177	(34,688,919)
		UltraShort SmallCap600	—	(505,753)
		UltraPro Short S&P500®	(63,646,280)	(60,859,652)
		UltraPro Short QQQ®	(42,818,616)	(101,791,273)
		UltraPro Short Dow30SM	(8,008,591)	(17,228,136)
		UltraPro Short MidCap400	(126,180)	(538,491)
		UltraPro Short Russell2000	5,108,579	(9,993,085)
		UltraShort Russell1000 Value	—	(94,837)
		UltraShort Russell1000 Growth	—	(346,189)
		UltraShort Russell MidCap Value	—	(67,739)
		UltraShort Russell MidCap Growth	—	(144,878)
		UltraShort Russell2000 Value	—	(117,584)
		UltraShort Russell2000 Growth	—	(588,240)
		Short Basic Materials	(257,733)	259,143
		Short Financials	(5,849,828)	3,551,090
		Short Oil & Gas	(115,195)	369,861
		Short Real Estate	(2,989,622)	1,279,195
		Short KBW Regional Banking	(30,565)	(87,986)
		UltraShort Basic Materials	(1,129,892)	675,420
		UltraShort Nasdaq Biotechnology	(4,988,108)	(28,284,931)
		UltraShort Consumer Goods	(66,334)	(356,668)
		UltraShort Consumer Services	(371,498)	(1,657,373)
		UltraShort Financials	(13,059,823)	(1,858,837)
		UltraShort Health Care	(451,151)	(704,366)
		UltraShort Industrials	(89,560)	(987,357)
		UltraShort Oil & Gas	1,016,499	12,909,269
		UltraShort Real Estate	(11,178,552)	3,148,558

430 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	UltraShort Semiconductors	$(102,588)	$(1,934,170)
		UltraShort Technology	(291,203)	(1,260,969)
		UltraShort Telecommunications	(30,714)	22,353
		UltraShort Utilities	(895,500)	(148,367)
		UltraPro Short Financials	(291,089)	(1,014,605)
		Short MSCI EAFE	(3,443,334)	8,999,634
		Short MSCI Emerging Markets	(2,876,154)	5,074,021
		Short FTSE China 50	(5,378,866)	1,754,642
		UltraShort MSCI EAFE	—	332,124
		UltraShort MSCI Emerging Markets	(1,339,657)	706,829
		UltraShort FTSE Europe	(12,478,572)	16,041,497
		UltraShort MSCI Pacific ex-Japan	(226,487)	407,367
		UltraShort MSCI Brazil Capped	(2,816,261)	4,388,708
		UltraShort FTSE China 50	(11,484,473)	(11,997,827)
		UltraShort MSCI Japan	—	(812,659)
		UltraShort MSCI Mexico Capped IMI	—	(10,282)
		Short 7-10 Year Treasury	(2,352,044)	(45,870)
		Short 20+ Year Treasury	(218,011,928)	81,274,712
		Short High Yield	—	146,300
		Short Investment Grade Corporate	(133,898)	52,314
		UltraShort 3-7 Year Treasury	(79,446)	(45,703)
		UltraShort 7-10 Year Treasury	(23,443,058)	3,559,100
		UltraShort 20+ Year Treasury	(1,227,549,119)	464,668,120
		UltraShort TIPS	(429,737)	571,378
		UltraPro Short 20+ Year Treasury	(6,912,987)	(26,086,667)
		Ultra Russell3000	435,838	389,783
		Ultra S&P500®	121,194,430	99,728,202
		Ultra QQQ®	17,201,028	142,754,210
		Ultra Dow30SM	14,966,412	12,596,451
		Ultra MidCap400	(14,351,836)	(57,880,000)
		Ultra Russell2000	(89,411,989)	12,060,352
		Ultra SmallCap600	(1,090,108)	2,357,613
		UltraPro S&P500®	55,299,163	111,561,012
		UltraPro QQQ®	237,070,385	69,553,716
		UltraPro Dow30SM	(2,326,326)	30,723,392
		UltraPro MidCap400	(2,048,319)	5,550,493
		UltraPro Russell2000	4,580,631	13,267,086
		Ultra Russell1000 Value	353,205	44,506
		Ultra Russell1000 Growth	—	1,498,343
		Ultra Russell MidCap Value	497,222	(951)
		Ultra Russell MidCap Growth	—	1,024,357

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 431

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	Ultra Russell2000 Value	$328,723	$(83,300)
		Ultra Russell2000 Growth	118,423	804,819
		Ultra Basic Materials	564,269	(4,137,201)
		Ultra Nasdaq Biotechnology	42,225,512	61,324,602
		Ultra Consumer Goods	1,258,915	954,091
		Ultra Consumer Services	2,095,890	790,419
		Ultra Financials	101,979,725	(13,489,851)
		Ultra Health Care	21,335,157	3,779,358
		Ultra Industrials	1,581,938	(185,742)
		Ultra Oil & Gas	(8,565,046)	(20,301,990)
		Ultra Real Estate	60,241,300	(28,962,134)
		Ultra KBW Regional Banking	439,762	246,565
		Ultra Semiconductors	6,794,709	1,618,153
		Ultra Technology	14,232,882	10,867,362
		Ultra Telecommunications	381,741	(509,823)
		Ultra Utilities	1,281,358	868,964
		UltraPro Financials	5,277,889	(2,076,618)
		Ultra MSCI EAFE	(1,784,072)	(7,032,195)
		Ultra MSCI Emerging Markets	364,124	(2,853,170)
		Ultra FTSE Europe	(319,050)	(3,885,972)
		Ultra MSCI Pacific ex-Japan	484,445	(743,895)
		Ultra MSCI Brazil Capped	(594,778)	(2,390,645)
		Ultra FTSE China 50	2,655,846	4,482,493
		Ultra MSCI Japan	(1,199,415)	1,897,781
		Ultra MSCI Mexico Capped IMI	402,518	(574,285)
		Ultra 7-10 Year Treasury	(8,444,451)	(27,656,479)
		Ultra 20+ Year Treasury	1,300,000	2,810,333
		Ultra High Yield	525,224	(635,431)
		Ultra Investment Grade Corporate	69,789	10,410

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2014, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

432 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Any available Tax Equalization will be applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Net Investment Income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2014 and October 31, 2013, were as follows:

	Year Ended October 31, 2014				Year Ended October 31, 2013
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
DJ Brookfield Global Infrastructure ETF	$74,726	—	—	$74,726	—	—	—	—
Global Listed Private Equity ETF	569,118	—	—	569,118	$94,263	—	—	$94,263
Large Cap Core Plus	4,182,556	—	—	4,182,556	1,691,315	—	—	1,691,315
S&P 500 Dividend Aristocrats ETF	2,553,630	—	—	2,553,630	—	—	—	—
MSCI EAFE Dividend Growers ETF	8,529	—	—	8,529	—	—	—	—
High Yield-Interest Rate Hedged	5,712,512	—	—	5,712,512	527,341	—	—	527,341
Investment Grade-Interest Rate Hedged	2,172,185	—	—	2,172,185	—	—	—	—
USD Covered Bond	62,673	—	—	62,673	80,359	—	—	80,359
German Sovereign/ Sub-Sovereign ETF	55,853	—	—	55,853	76,536	—	—	76,536
Short Term USD Emerging Markets Bond ETF	392,481	—	—	392,481	—	—	—	—
Hedge Replication ETF	—	—	—	—	29,151	—	—	29,151
Merger ETF	34,972	—	—	34,972	62,492	—	—	62,492
RAFI® Long/Short	693,801	—	—	693,801	277,029	—	—	277,029
30 Year TIPS/TSY Spread	67,926	—	$5,387	73,313	46,779	—	—	46,779
Short 30 Year TIPS/TSY Spread	78,603	—	—	78,603	72,348	—	—	72,348
UltraPro 10 Year TIPS/TSY Spread	7,925	—	3,538	11,463	2,591	—	—	2,591
UltraPro Short 10 Year TIPS/TSY Spread	16,282	—	—	16,282	7,908	—	$798	8,706
CDS North American HY Credit ETF	25,929	—	—	25,929	—	—	—	—
Ultra S&P500®	6,927,204	—	—	6,927,204	6,601,987	—	—	6,601,987
Ultra QQQ®	1,204,070	—	—	1,204,070	2,148,625	—	—	2,148,625
Ultra Dow30SM	2,112,205	—	—	2,112,205	1,099,623	—	—	1,099,623
Ultra MidCap400	—	—	—	—	373,839	—	—	373,839
UltraPro S&P500®	860,386	—	—	860,386	499,766	—	—	499,766
UltraPro QQQ®	88,052	—	—	88,052	—	—	—	—
UltraPro Dow30SM	606,061	—	—	606,061	181,331	—	—	181,331
Ultra Russell1000 Value	36,944	—	—	36,944	19,436	—	—	19,436
Ultra Russell1000 Growth	11,866	—	—	11,866	25,040	—	—	25,040
Ultra Russell2000 Value	31,813	—	—	31,813	37,956	—	—	37,956
Ultra Russell2000 Growth	—	—	—	—	1,068	—	—	1,068
Ultra Basic Materials	2,328,960	$2,465,776	—	4,794,736	1,145,928	—	—	1,145,928

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 433

	Year Ended October 31, 2014				Year Ended October 31, 2013
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Consumer Goods	$129,056	—	—	$129,056	$101,459	—	—	$101,459
Ultra Consumer Services	32,474	—	—	32,474	49,911	—	—	49,911
Ultra Financials	4,334,930	—	—	4,334,930	4,097,195	—	—	4,097,195
Ultra Health Care	238,227	—	—	238,227	249,969	—	—	249,969
Ultra Industrials	94,272	—	—	94,272	26,019	—	—	26,019
Ultra Oil & Gas	742,948	—	—	742,948	911,644	—	—	911,644
Ultra Real Estate	3,326,861	—	—	3,326,861	3,309,612	—	—	3,309,612
Ultra KBW Regional Banking	45,327	—	—	45,327	67,680	—	—	67,680
Ultra Semiconductors	199,645	—	—	199,645	296,930	—	—	296,930
Ultra Technology	215,213	—	—	215,213	27,429	—	—	27,429
Ultra Telecommunications	69,724	—	—	69,724	48,865	—	—	48,865
Ultra Utilities	453,444	—	—	453,444	320,291	—	—	320,291
UltraPro Financials	107,308	—	—	107,308	4,266	—	—	4,266
Ultra 7-10 Year Treasury	3,149,248	—	—	3,149,248	—	—	—	—
Ultra 20+ Year Treasury	223,130	—	—	223,130	43,016	—	—	43,016
Ultra High Yield	8,836	—	—	8,836	—	—	—	—
Ultra Investment Grade Corporate	3,648	—	—	3,648	—	—	—	—

At October 31, 2014 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Morningstar Alternatives Solution ETF	—	—	$(40,397)	$88,775
DJ Brookfield Global Infrastructure ETF	$106,613	—	—	(176,823)
Global Listed Private Equity ETF	265,294	—	(106,837)	(690,578)
Large Cap Core Plus	338,828	—	—	24,039,625
S&P 500 Dividend Aristocrats ETF	407,982	—	(224,410)	23,463,501
MSCI EAFE Dividend Growers ETF	3,963	—	(5,224)	(225,712)
High Yield-Interest Rate Hedged	663,326	—	(4,624,812)	(2,539,094)
Investment Grade-Interest Rate Hedged	326,896	—	(5,816,555)	2,507,687
USD Covered Bond	6,247	—	—	18,614
German Sovereign/Sub-Sovereign ETF	—	—	—	(332,761)
Short Term USD Emerging Markets Bond ETF	22,965	—	(72,151)	(4,391)
Hedge Replication ETF	—	—	(55,257)	1,837,009
Merger ETF	12,240	—	(211,023)	(242,678)
RAFI® Long/Short	61,264	—	(7,415,570)	(3,254,426)
30 Year TIPS/TSY Spread	—	—	(305,488)	(559,400)
Short 30 Year TIPS/TSY Spread	8,434	—	(387,918)	400,551
UltraPro 10 Year TIPS/TSY Spread	—	—	(216,930)	(215,851)
UltraPro Short 10 Year TIPS/TSY Spread	4,934	—	(51,973)	118,211
CDS North American HY Credit ETF	30,372	—	(15,748)	46,990
CDS Short North American HY Credit ETF	—	—	(79,061)	(51,756)
Short S&P500®	—	—	(2,159,734,587)	(169,744,822)
Short QQQ®	—	—	(293,849,168)	(54,487,364)
Short Dow30SM	—	—	(266,692,652)	(29,037,128)
Short MidCap400	—	—	(55,790,938)	(5,699,355)

434 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short Russell2000	—	—	$(455,431,792)	$(31,081,323)
Short SmallCap600	—	—	(50,621,108)	(836,400)
UltraShort Russell3000	—	—	(4,806,262)	(203,182)
UltraShort S&P500®	—	—	(5,667,790,695)	(206,581,490)
UltraShort QQQ®	—	—	(1,834,310,214)	(69,446,601)
UltraShort Dow30SM	—	—	(876,265,359)	(45,899,731)
UltraShort MidCap400	—	—	(131,584,128)	(1,741,875)
UltraShort Russell2000	—	—	(1,094,010,882)	(44,598,186)
UltraShort SmallCap600	—	—	(52,372,040)	(697,898)
UltraPro Short S&P500®	—	—	(1,227,514,968)	(117,216,215)
UltraPro Short QQQ®	—	—	(380,916,313)	(107,526,820)
UltraPro Short Dow30SM	—	—	(134,216,460)	(34,967,478)
UltraPro Short MidCap400	—	—	(20,294,352)	(2,002,361)
UltraPro Short Russell2000	—	—	(146,407,915)	(15,970,655)
UltraShort Russell1000 Value	—	—	(22,487,866)	(217,194)
UltraShort Russell1000 Growth	—	—	(29,898,056)	(873,805)
UltraShort Russell MidCap Value	—	—	(11,206,800)	(187,910)
UltraShort Russell MidCap Growth	—	—	(18,902,368)	(305,644)
UltraShort Russell2000 Value	—	—	(31,847,159)	(376,483)
UltraShort Russell2000 Growth	—	—	(41,402,253)	(1,312,241)
Short Basic Materials	—	—	(3,466,135)	(387,004)
Short Financials	—	—	(139,268,272)	(7,281,673)
Short Oil & Gas	—	—	(8,980,585)	(198,161)
Short Real Estate	—	—	(16,943,325)	(6,325,253)
Short KBW Regional Banking	—	—	(11,812,014)	77,290
UltraShort Basic Materials	—	—	(279,970,848)	(3,749,761)
UltraShort Nasdaq Biotechnology	—	—	(9,927,916)	(34,247,797)
UltraShort Consumer Goods	—	—	(22,217,900)	(1,192,361)
UltraShort Consumer Services	—	—	(94,911,430)	(1,972,578)
UltraShort Financials	—	—	(1,524,911,619)	(22,502,355)
UltraShort Health Care	—	—	(18,717,954)	(1,769,602)
UltraShort Industrials	—	—	(49,974,250)	(1,827,528)
UltraShort Oil & Gas	—	—	(292,142,802)	(6,062,488)
UltraShort Real Estate	—	—	(3,364,969,435)	(21,225,399)
UltraShort Semiconductors	—	—	(73,820,993)	(2,931,270)
UltraShort Technology	—	—	(70,978,776)	(2,238,038)
UltraShort Telecommunications	—	—	(8,078,833)	(174,368)
UltraShort Utilities	—	—	(15,227,546)	(2,120,152)
UltraPro Short Financials	—	—	(3,004,576)	(1,963,464)
Short MSCI EAFE	—	—	(143,468,205)	(5,846,975)
Short MSCI Emerging Markets	—	—	(229,304,961)	(18,522,470)
Short FTSE China 50	—	—	(8,185,395)	(1,749,794)
UltraShort MSCI EAFE	—	—	(94,447,610)	(185,982)
UltraShort MSCI Emerging Markets	—	—	(703,340,841)	(7,543,185)
UltraShort FTSE Europe	—	—	(205,019,395)	(15,036,921)
UltraShort MSCI Pacific ex-Japan	—	—	(6,256,271)	(382,518)
UltraShort MSCI Brazil Capped	—	—	(15,279,341)	(5,418,296)
UltraShort FTSE China 50	—	—	(721,801,287)	(33,794,378)
UltraShort MSCI Japan	—	—	(26,588,536)	(1,545,085)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 435

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort MSCI Mexico Capped IMI	—	—	$(13,372,140)	$(328,625)
Short 7-10 Year Treasury	—	—	(4,854,391)	(2,113,348)
Short 20+ Year Treasury	—	—	(378,059,764)	(219,968,298)
Short High Yield	—	—	(15,414,289)	(2,687,912)
Short Investment Grade Corporate	—	—	(903,931)	(251,466)
UltraShort 3-7 Year Treasury	—	—	(983,078)	(112,146)
UltraShort 7-10 Year Treasury	—	—	(251,276,777)	(30,448,474)
UltraShort 20+ Year Treasury	—	—	(4,229,519,613)	(1,171,241,832)
UltraShort TIPS	—	—	(953,440)	(556,393)
UltraPro Short 20+ Year Treasury	—	—	(11,061,748)	(37,195,049)
Ultra Russell3000	—	—	—	1,592,945
Ultra S&P500®	—	—	—	135,071,018
Ultra QQQ®	—	—	(207,861,536)	219,138,909
Ultra Dow30SM	—	—	(150,445,367)	60,113,887
Ultra MidCap400	—	—	(58,408,699)	(126,990,525)
Ultra Russell2000	—	—	(112,969,226)	(95,036,113)
Ultra SmallCap600	—	—	(39,084)	3,490,016
UltraPro S&P500®	—	—	—	215,601,126
UltraPro QQQ®	—	—	—	397,142,012
UltraPro Dow30SM	—	—	—	37,630,714
UltraPro MidCap400	—	—	—	8,408,685
UltraPro Russell2000	—	—	(275,678)	50,765,163
Ultra Russell1000 Value	$3,688	—	(4,103,405)	834,624
Ultra Russell1000 Growth	—	—	(1,680,562)	3,384,642
Ultra Russell MidCap Value	—	—	—	1,448,738
Ultra Russell MidCap Growth	—	—	(1,941,123)	2,397,288
Ultra Russell2000 Value	4,899	—	(1,887,117)	892,484
Ultra Russell2000 Growth	—	—	(64,939)	3,031,314
Ultra Basic Materials	—	—	—	12,469,563
Ultra Nasdaq Biotechnology	—	—	(1,807,045)	146,766,363
Ultra Consumer Goods	—	—	—	4,102,191
Ultra Consumer Services	—	—	—	3,418,041
Ultra Financials	353,339	—	(2,124,652,649)	234,917,470
Ultra Health Care	—	—	—	41,971,941
Ultra Industrials	—	—	—	4,829,741
Ultra Oil & Gas	—	—	—	9,739,498
Ultra Real Estate	—	—	—	127,241,252
Ultra KBW Regional Banking	—	—	—	(160,485)
Ultra Semiconductors	—	—	(6,065,121)	7,464,154
Ultra Technology	—	—	—	34,358,481
Ultra Telecommunications	—	—	—	1,083,108
Ultra Utilities	19,764	—	(5,859,986)	6,052,932
UltraPro Financials	—	—	—	4,199,431
Ultra MSCI EAFE	—	—	(290,020)	(286,903)
Ultra MSCI Emerging Markets	—	—	(3,469,380)	3,067,282
Ultra FTSE Europe	—	—	(202,473)	1,907,154
Ultra MSCI Pacific ex-Japan	—	—	(17,182)	856,898
Ultra MSCI Brazil Capped	—	—	(9,897,708)	(2,490,123)
Ultra FTSE China 50	—	—	(4,149,435)	6,188,357

436 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra MSCI Japan	—	—	$(212,952)	$7,401,426
Ultra MSCI Mexico Capped IMI	—	—	(314,484)	1,168,062
Ultra 7-10 Year Treasury	$721,950	—	(97,191,944)	(28,801,422)
Ultra 20+ Year Treasury	64,262	—	(1,096,696)	5,240,211
Ultra High Yield	—	—	—	23,996
Ultra Investment Grade Corporate	—	—	(907)	177,093

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2014, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
RAFI® Long/Short	—	—	—	$1,128,449	$1,128,449
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	971,348,369
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	137,988,027
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	1,659,482	17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 437

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
UltraShort Russell2000 Growth	—	$13,016,043	$10,045,451	$4,606,821	$27,668,315
Short Basic Materials	—	—	429,630	—	429,630
Short Financials	—	46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	—	884,851,934	249,724,456	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	—	17,061,076	21,300,428	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	51,655,453
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	127,564,197
Short FTSE China 50	—	—	1,040,187	—	1,040,187
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort FTSE Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil Capped	—	—	15,130,574	—	15,130,574
UltraShort FTSE China 50	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	11,394,434
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
Ultra QQQ®	—	207,861,536	—	—	207,861,536
Ultra Dow30SM	—	150,445,367	—	—	150,445,367
Ultra Russell2000	—	5,956,450	—	—	5,956,450
Ultra Russell1000 Value	—	4,067,360	—	36,045	4,103,405
Ultra Russell1000 Growth	—	1,680,562	—	—	1,680,562

438 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra Russell MidCap Growth	—	$1,546,725	—	$383,833	$1,930,558
Ultra Russell2000 Value	—	1,887,117	—	—	1,887,117
Ultra Financials	$668,936,034	1,407,263,015	—	48,453,600	2,124,652,649
Ultra Semiconductors	—	6,065,121	—	—	6,065,121
Ultra Utilities	—	5,859,986	—	—	5,859,986
Ultra MSCI Brazil Capped	—	—	$542,934	628,038	1,170,972
Ultra FTSE China 50	—	—	173,812	—	173,812
Ultra MSCI Mexico Capped IMI	—	—	—	77,432	77,432

For the tax year ended October 31, 2014, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations, utilized capital loss carryforwards to offset net capital gains and/or will elect to treat late-year ordinary losses as arising on November 1, 2014:

Fund	Capital Loss Carryforwards	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Morningstar Alternatives Solution ETF	$39,269	—	$1,128
Global Listed Private Equity ETF	106,837	$1,922	—
Large Cap Core Plus	—	892,844	—
S&P 500 Dividend Aristocrats ETF	224,410	—	—
MSCI EAFE Dividend Growers ETF	5,224	—	—
High Yield-Interest Rate Hedged	4,624,812	—	—
Investment Grade-Interest Rate Hedged	5,816,555	—	—
Short Term USD Emerging Markets Bond ETF	72,151	—	—
Hedge Replication ETF	—	—	55,257
Merger ETF	211,023	217,462	—
RAFI® Long/Short	6,287,121	—	—
30 Year TIPS/TSY Spread	305,488	—	—
Short 30 Year TIPS/TSY Spread	387,918	—	—
UltraPro 10 Year TIPS/TSY Spread	216,930	—	—
UltraPro Short 10 Year TIPS/TSY Spread	51,973	633,579	—
CDS North American HY Credit ETF	15,748	—	—
CDS Short North American HY Credit ETF	—	—	79,061
Short S&P500®	1,176,491,431	—	11,894,787
Short QQQ®	125,128,286	—	1,717,787
Short Dow30SM	126,526,260	—	2,178,365
Short MidCap400	19,578,075	—	602,375
Short Russell2000	286,123,345	—	5,256,285
Short SmallCap600	27,171,136	—	76,973
UltraShort Russell3000	1,779,024	—	5,273
UltraShort S&P500®	2,207,245,222	—	11,089,534
UltraShort QQQ®	596,598,934	—	2,836,822
UltraShort Dow30SM	258,925,701	—	1,740,164
UltraShort MidCap400	38,524,018	—	92,888
UltraShort Russell2000	413,064,711	—	2,155,662
UltraShort SmallCap600	17,129,124	—	56,105
UltraPro Short S&P500®	974,765,048	—	3,892,089
UltraPro Short QQQ®	331,855,899	—	2,136,022
UltraPro Short Dow30SM	119,456,253	—	920,553
UltraPro Short MidCap400	16,086,414	—	62,153
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 439

Fund	Capital Loss Carryforwards	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
UltraPro Short Russell2000	$127,541,318	—	$595,683
UltraShort Russell1000 Value	1,709,715	—	5,529
UltraShort Russell1000 Growth	3,758,987	—	21,879
UltraShort Russell MidCap Value	1,582,039	—	4,364
UltraShort Russell MidCap Growth	1,773,191	—	7,707
UltraShort Russell2000 Value	4,991,955	—	14,624
UltraShort Russell2000 Growth	13,692,317	—	41,621
Short Basic Materials	3,026,326	—	10,179
Short Financials	58,208,453	—	171,264
Short Oil & Gas	2,601,139	—	13,929
Short Real Estate	12,292,880	$277,905	249,329
Short KBW Regional Banking	2,970,121	—	12,899
UltraShort Basic Materials	66,903,872	—	117,753
UltraShort Nasdaq Biotechnology	9,114,845	—	396,491
UltraShort Consumer Goods	4,365,138	—	36,576
UltraShort Consumer Services	12,535,248	—	56,038
UltraShort Financials	389,710,671	—	624,558
UltraShort Health Care	5,141,298	—	19,402
UltraShort Industrials	11,571,859	—	40,887
UltraShort Oil & Gas	84,903,490	—	377,771
UltraShort Real Estate	160,191,718	1,534,013	360,213
UltraShort Semiconductors	15,544,323	—	35,596
UltraShort Technology	10,413,868	—	37,965
UltraShort Telecommunications	2,159,223	—	6,889
UltraShort Utilities	2,694,233	—	36,678
UltraPro Short Financials	2,974,627	—	29,949
Short MSCI EAFE	90,762,262	—	1,050,490
Short MSCI Emerging Markets	99,769,316	—	1,971,448
Short FTSE China 50	7,045,772	—	99,436
UltraShort MSCI EAFE	15,530,525	—	40,817
UltraShort MSCI Emerging Markets	113,481,027	—	384,624
UltraShort FTSE Europe	157,431,497	—	269,593
UltraShort MSCI Pacific ex-Japan	1,685,045	—	14,818
UltraShort MSCI Brazil Capped	—	2,007,711	148,767
UltraShort FTSE China 50	158,773,287	—	736,630
UltraShort MSCI Japan	10,750,612	—	88,996
UltraShort MSCI Mexico Capped IMI	1,969,272	—	8,434
Short 7-10 Year Treasury	4,283,162	—	571,229
Short 20+ Year Treasury	225,178,951	34,147,281	11,663,282
Short High Yield	14,999,834	—	414,455
Short Investment Grade Corporate	870,076	—	33,855
UltraShort 3-7 Year Treasury	952,195	—	30,883
UltraShort 7-10 Year Treasury	71,116,932	1,542,525	2,315,387
UltraShort 20+ Year Treasury	2,867,870,854	127,893,294	31,785,232
UltraShort TIPS	855,307	—	98,133
UltraPro Short 20+ Year Treasury	10,145,192	—	916,556
Ultra S&P500®	—	224,902,494	—
Ultra QQQ®	—	149,836,518	—
Ultra Dow30SM	—	26,182,761	—
Ultra MidCap400	57,764,655	—	644,044

440 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Capital Loss Carryforwards	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Ultra SmallCap600	—	—	$39,084
Ultra Russell2000	$107,012,776	—	—
Ultra Pro Russell2000	—	—	275,678
Ultra Russell1000 Value	—	$1,539,113	—
Ultra Russell1000 Growth	—	3,425,414	—
Ultra Russell MidCap Growth	—	2,416,003	10,565
Ultra Russell2000 Value	—	1,512,542	—
Ultra Russell2000 Growth	—	—	64,939
Ultra Nasdaq Biotechnology	—	128,779	1,807,045
Ultra Financials	—	73,118,342	—
Ultra KBW Regional Banking	—	1,249,777	—
Ultra Semiconductors	—	9,177,744	—
Ultra Utilities	—	715,397	—
Ultra MSCI EAFE	—	—	290,020
Ultra MSCI Emerging Markets	3,133,869	—	335,511
Ultra FTSE Europe	—	222,524	202,473
Ultra MSCI Pacific ex-Japan	—	41,480	17,182
Ultra MSCI Brazil Capped	8,666,389	—	60,347
Ultra FTSE China 50	3,655,292	3,254,292	320,331
Ultra MSCI Japan	—	1,410,349	212,952
Ultra MSCI Mexico Capped IMI	188,683	427,228	48,369
Ultra 7-10 Year Treasury	97,191,944	—	—
Ultra 20+ Year Treasury	1,096,696	—	—
Ultra Investment Grade Corporate	—	—	907

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 441

For the period ended November 30, 2014, advisory and management services fees, waivers and expense reimbursements were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Morningstar Alternatives Solution ETF**	0.07%	0.10%	$1,129	$1,613	$44,179	0.95%	September 30, 2016
DJ Brookfield Global Infrastructure ETF	0.45	0.10	33,459	7,435	13,451	0.45	September 30, 2015
Global Listed Private Equity ETF	0.50	0.10	23,939	4,788	47,460	0.60	September 30, 2015
Large Cap Core Plus	0.75	0.10	970,132	—	—	0.45	September 30, 2015
S&P 500 Dividend Aristocrats ETF	0.35	0.10	323,642	—	—	0.35	September 30, 2015
MSCI EAFE Dividend Growers ETF	0.50	0.10	5,384	1,077	19,138	0.50	September 30, 2015
High Yield-Interest Rate Hedged	0.50	0.10	236,855	—	—	0.50	September 30, 2015
Investment Grade-Interest Rate Hedged	0.30	0.10	165,005	288	—	0.30	September 30, 2015
USD Covered Bond	0.35	0.10	11,879	3,394	57,242	0.35	September 30, 2015
German Sovereign/Sub-Sovereign ETF	0.35	0.10	9,508	2,717	70,045	0.45	September 30, 2015
Short Term USD Emerging Markets Bond ETF	0.50	0.10	24,179	4,836	9,672	0.50	September 30, 2015
Hedge Replication ETF	0.75	0.10	127,173	—	—	0.95	September 30, 2015
Merger ETF	0.75	0.10	10,980	1,464	64,335	0.75	September 30, 2015
RAFI® Long/Short	0.75	0.10	59,698	—	—	0.95	September 30, 2015
30 Year TIPS/TSY Spread	0.55	0.10	13,693	2,490	47,961	0.75	September 30, 2015
Short 30 Year TIPS/TSY Spread	0.55	0.10	10,760	1,956	52,409	0.75	September 30, 2015
UltraPro 10 Year TIPS/TSY Spread	0.55	0.10	4,603	837	58,971	0.75	September 30, 2015
UltraPro Short 10 Year TIPS/TSY Spread	0.55	0.10	5,762	1,048	57,787	0.75	September 30, 2015
CDS North American HY Credit ETF	0.65	0.10	12,187	1,875	12,725	0.50	September 30, 2015
CDS Short North American HY Credit ETF	0.65	0.10	17,986	2,767	9,318	0.50	September 30, 2015
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
Short QQQ®	0.75	0.10	112,051	—	—	0.95	September 30, 2015
Short Dow30SM	0.75	0.10	53,584	—	—	0.95	September 30, 2015
Short MidCap400	0.75	0.10	26,897	—	—	0.95	September 30, 2015
Short Russell2000	0.75	0.10	216,045	—	—	0.95	September 30, 2015
Short SmallCap600	0.75	0.10	35,672	4,756	1,992	0.95	September 30, 2015
UltraShort Russell3000	0.75	0.10	2,305	307	41,121	0.95	September 30, 2015
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraShort QQQ®	0.75	0.10	164,086	—	—	0.95	September 30, 2015
UltraShort Dow30SM	0.75	0.10	60,913	—	—	0.95	September 30, 2015
UltraShort MidCap400	0.75	0.10	42,971	—	—	0.95	September 30, 2015
UltraShort Russell2000	0.75	0.10	120,133	—	—	0.95	September 30, 2015
UltraShort SmallCap600	0.75	0.10	26,617	3,551	12,865	0.95	September 30, 2015
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraPro Short QQQ®	0.75	0.10	142,582	—	—	0.95	September 30, 2015
UltraPro Short Dow30SM	0.75	0.10	44,562	—	—	0.95	September 30, 2015
UltraPro Short MidCap400	0.75	0.10	29,374	3,919	9,989	0.95	September 30, 2015
UltraPro Short Russell2000	0.75	0.10	65,478	—	—	0.95	September 30, 2015
UltraShort Russell1000 Value	0.75	0.10	2,404	321	40,817	0.95	September 30, 2015
UltraShort Russell1000 Growth	0.75	0.10	8,515	1,135	34,235	0.95	September 30, 2015
UltraShort Russell MidCap Value	0.75	0.10	1,905	254	41,447	0.95	September 30, 2015
UltraShort Russell MidCap Growth	0.75	0.10	2,923	390	40,241	0.95	September 30, 2015

442 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Russell2000 Value	0.75%	0.10%	$6,725	$897	$36,325	0.95%	September 30, 2015
UltraShort Russell2000 Growth	0.75	0.10	19,635	2,620	22,687	0.95	September 30, 2015
Short Basic Materials	0.75	0.10	4,713	628	38,168	0.95	September 30, 2015
Short Financials	0.75	0.10	45,582	—	—	0.95	September 30, 2015
Short Oil & Gas	0.75	0.10	6,523	870	36,296	0.95	September 30, 2015
Short Real Estate	0.75	0.10	44,296	—	—	0.95	September 30, 2015
Short KBW Regional Banking	0.75	0.10	5,461	728	37,152	0.95	September 30, 2015
UltraShort Basic Materials	0.75	0.10	44,872	—	—	0.95	September 30, 2015
UltraShort Nasdaq Biotechnology	0.75	0.10	55,541	—	—	0.95	September 30, 2015
UltraShort Consumer Goods	0.75	0.10	12,721	1,696	29,160	0.95	September 30, 2015
UltraShort Consumer Services	0.75	0.10	30,045	4,006	10,300	0.95	September 30, 2015
UltraShort Financials	0.75	0.10	54,486	—	—	0.95	September 30, 2015
UltraShort Health Care	0.75	0.10	9,317	1,242	33,174	0.95	September 30, 2015
UltraShort Industrials	0.75	0.10	17,200	2,293	24,675	0.95	September 30, 2015
UltraShort Oil & Gas	0.75	0.10	44,070	—	—	0.95	September 30, 2015
UltraShort Real Estate	0.75	0.10	65,462	—	—	0.95	September 30, 2015
UltraShort Semiconductors	0.75	0.10	15,563	2,077	26,772	0.95	September 30, 2015
UltraShort Technology	0.75	0.10	17,082	2,278	25,483	0.95	September 30, 2015
UltraShort Telecommunications	0.75	0.10	2,444	326	40,603	0.95	September 30, 2015
UltraShort Utilities	0.75	0.10	16,774	2,237	24,768	0.95	September 30, 2015
UltraPro Short Financials	0.75	0.10	15,385	2,052	25,238	0.95	September 30, 2015
Short MSCI EAFE	0.75	0.10	18,442	—	—	0.95	September 30, 2015
Short MSCI Emerging Markets	0.75	0.10	47,323	—	—	0.95	September 30, 2015
Short FTSE China 50	0.75	0.10	48,806	—	—	0.95	September 30, 2015
UltraShort MSCI EAFE	0.75	0.10	21,452	2,860	19,729	0.95	September 30, 2015
UltraShort MSCI Emerging Markets	0.75	0.10	50,949	—	—	0.95	September 30, 2015
UltraShort FTSE Europe	0.75	0.10	40,966	—	—	0.95	September 30, 2015
UltraShort MSCI Pacific ex-Japan	0.75	0.10	7,929	1,057	34,962	0.95	September 30, 2015
UltraShort MSCI Brazil Capped	0.75	0.10	41,450	—	—	0.95	September 30, 2015
UltraShort FTSE China 50	0.75	0.10	68,965	—	—	0.95	September 30, 2015
UltraShort MSCI Japan	0.75	0.10	43,654	—	—	0.95	September 30, 2015
UltraShort MSCI Mexico Capped IMI	0.75	0.10	3,645	486	39,215	0.95	September 30, 2015
Short 7-10 Year Treasury	0.75	0.10	37,425	—	—	0.95	September 30, 2015
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2015
Short High Yield	0.75	0.10	42,641	—	—	0.95	September 30, 2015
Short Investment Grade Corporate	0.75	0.10	11,050	1,473	39,781	0.95	September 30, 2015
UltraShort 3-7 Year Treasury	0.75	0.10	14,426	1,923	26,277	0.95	September 30, 2015
UltraShort 7-10 Year Treasury	0.75	0.10	28,087	—	—	0.95	September 30, 2015
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraShort TIPS	0.75	0.10	41,699	—	—	0.95	September 30, 2015
UltraPro Short 20+ Year Treasury	0.75	0.10	35,452	—	—	0.95	September 30, 2015
Ultra Russell3000	0.75	0.10	22,294	2,973	85,562	0.95	September 30, 2015
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
Ultra QQQ®	0.75	0.10	249,627	—	—	0.95	September 30, 2015
Ultra Dow30SM	0.75	0.10	52,471	—	—	0.95	September 30, 2015
Ultra MidCap400	0.75	0.10	—	—	—	0.95	September 30, 2015
Ultra Russell2000	0.75	0.10	505,133	—	—	0.95	September 30, 2015
Ultra SmallCap600	0.75	0.10	71,583	—	—	0.95	September 30, 2015
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 443

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraPro QQQ®	0.75%	0.10%	$232,130	—	—	0.95%	September 30, 2015
UltraPro Dow30SM	0.75	0.10	57,718	—	—	0.95	September 30, 2015
UltraPro MidCap400	0.75	0.10	52,281	—	—	0.95	September 30, 2015
UltraPro Russell2000	0.75	0.10	224,659	—	—	0.99	September 30, 2015
Ultra Russell1000 Value	0.75	0.10	20,027	$2,670	$63,089	0.95	September 30, 2015
Ultra Russell1000 Growth	0.75	0.10	62,918	8,389	5,461	0.95	September 30, 2015
Ultra Russell MidCap Value	0.75	0.10	25,954	3,460	52,928	0.95	September 30, 2015
Ultra Russell MidCap Growth	0.75	0.10	53,861	7,181	17,139	0.95	September 30, 2015
Ultra Russell2000 Value	0.75	0.10	33,016	4,400	99,086	0.95	September 30, 2015
Ultra Russell2000 Growth	0.75	0.10	54,470	7,258	19,557	0.95	September 30, 2015
Ultra Basic Materials	0.75	0.10	65,896	—	—	0.95	September 30, 2015
Ultra Nasdaq Biotechnology	0.75	0.10	178,656	—	—	0.95	September 30, 2015
Ultra Consumer Goods	0.75	0.10	61,083	—	—	0.95	September 30, 2015
Ultra Consumer Services	0.75	0.10	64,128	—	—	0.95	September 30, 2015
Ultra Financials	0.75	0.10	42,484	—	—	0.95	September 30, 2015
Ultra Health Care	0.75	0.10	64,340	—	—	0.95	September 30, 2015
Ultra Industrials	0.75	0.10	60,409	—	—	0.95	September 30, 2015
Ultra Oil & Gas	0.75	0.10	82,514	—	—	0.95	September 30, 2015
Ultra Real Estate	0.75	0.10	64,091	—	—	0.95	September 30, 2015
Ultra KBW Regional Banking	0.75	0.10	31,825	4,240	30,338	0.95	September 30, 2015
Ultra Semiconductors	0.75	0.10	57,465	—	—	0.95	September 30, 2015
Ultra Technology	0.75	0.10	64,552	—	—	0.95	September 30, 2015
Ultra Telecommunications	0.75	0.10	20,943	2,792	38,095	0.95	September 30, 2015
Ultra Utilities	0.75	0.10	60,626	—	—	0.95	September 30, 2015
UltraPro Financials	0.75	0.10	55,195	7,359	13,374	0.95	September 30, 2015
Ultra MSCI EAFE	0.75	0.10	38,142	—	—	0.95	September 30, 2015
Ultra MSCI Emerging Markets	0.75	0.10	42,873	—	—	0.95	September 30, 2015
Ultra FTSE Europe	0.75	0.10	39,131	—	—	0.95	September 30, 2015
Ultra MSCI Pacific ex-Japan	0.75	0.10	8,164	1,088	33,668	0.95	September 30, 2015
Ultra MSCI Brazil Capped	0.75	0.10	32,758	4,365	5,635	0.95	September 30, 2015
Ultra FTSE China 50	0.75	0.10	52,854	—	—	0.95	September 30, 2015
Ultra MSCI Japan	0.75	0.10	40,290	—	—	0.95	September 30, 2015
Ultra MSCI Mexico Capped IMI	0.75	0.10	25,524	3,403	13,862	0.95	September 30, 2015
Ultra 7-10 Year Treasury	0.75	0.10	102,405	—	—	0.95	September 30, 2015
Ultra 20+ Year Treasury	0.75	0.10	57,059	—	—	0.95	September 30, 2015
Ultra High Yield	0.75	0.10	12,309	1,641	63,057	0.95	September 30, 2015
Ultra Investment Grade Corporate	0.75	0.10	11,179	1,491	57,645	0.95	September 30, 2015

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2014. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints effective October 1, 2014 and for a period of three years thereafter: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. Prior to October 1, 2014, Funds with a maximum fee rate of 0.75% were subject to the following breakpoints: 0.75% of the first $5.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $9.5 billion.

**  The Advisor has agreed to waive Investment Advisory and Management Services fees for the Morningstar Alternatives Solution ETF through October 31, 2016. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. Additionally, the expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, except as footnoted below, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of

444 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

prior expenses waived and/or reimbursed by Advisor". As of November 30, 2014, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2015	2016	2017	2018	2019	2020	Recoupment
Morningstar Alternatives Solution ETF*	—	—	—	—	—	$44,179	$44,179
DJ Brookfield Global Infrastructure ETF	—	—	—	—	$69,660	26,352	96,012
Global Listed Private Equity ETF	—	—	—	$60,822	156,676	—	217,498
Large Cap Core Plus	$204,973	$130,792	$149,288	564,647	1,453,161	392,755	2,895,616
S&P 500 Dividend Aristocrats ETF	—	—	—	—	373,347	145,913	519,260
MSCI EAFE Dividend Growers ETF	—	—	—	—	8,528	17,071	25,599
High Yield-Interest Rate Hedged**	—	101,529	404,601	40,617	—	—	546,747
Investment Grade-Interest Rate Hedged	—	—	—	—	250,782	42,505	293,287
USD Covered Bond	—	—	62,222	89,050	147,092	24,752	323,116
German Sovereign/Sub-Sovereign ETF	—	—	72,952	128,282	174,307	27,860	403,401
Short Term USD Emerging Markets Bond ETF	—	—	—	—	103,831	—	103,831
Hedge Replication ETF	—	20,348	179,393	204,436	234,815	51,622	690,614
Merger ETF	—	—	—	82,024	169,726	—	251,750
RAFI® Long/Short	—	78,337	110,891	114,748	130,506	20,362	454,844
30 Year TIPS/TSY Spread	—	—	57,238	99,580	127,976	22,917	307,711
Short 30 Year TIPS/TSY Spread	—	—	57,000	99,785	128,429	23,351	308,565
UltraPro 10 Year TIPS/TSY Spread	—	—	54,598	94,619	128,686	22,327	300,230
UltraPro Short 10 Year TIPS/TSY Spread	—	—	54,746	94,585	129,430	22,301	301,062
CDS North American HY Credit ETF	—	—	—	—	12,012	14,775	26,787
CDS Short North American HY Credit ETF	—	—	—	—	13,834	16,237	30,071
Short QQQ®	249,007	256,015	225,411	199,842	183,455	45,474	1,159,204
Short Dow30SM	126,493	99,409	72,664	105,984	85,730	25,345	515,625
Short MidCap400	91,606	87,771	66,719	75,404	46,552	21,783	389,835
Short Russell2000	249,967	291,537	369,089	323,363	343,588	88,998	1,666,542
Short SmallCap600	88,782	93,130	65,844	73,138	82,583	13,717	417,194
UltraShort Russell3000	40,002	115,063	94,257	92,858	85,483	14,848	442,511
UltraShort QQQ®	684,875	524,575	441,019	323,315	276,534	60,340	2,310,658
UltraShort Dow30SM	137,009	78,468	74,164	104,635	87,817	28,121	510,214
UltraShort MidCap400	88,298	92,348	55,992	75,207	81,399	14,635	407,879
UltraShort Russell2000	433,918	358,809	306,432	308,759	211,140	42,517	1,661,575
UltraShort SmallCap600	98,313	106,439	75,266	86,443	82,593	14,973	464,027
UltraPro Short QQQ®	75,950	154,732	150,137	220,132	248,710	55,562	905,223
UltraPro Short Dow30SM	55,242	88,841	69,948	100,619	81,395	18,685	414,730
UltraPro Short MidCap400	44,676	69,199	87,998	93,027	84,692	14,980	394,572
UltraPro Short Russell2000	55,364	103,175	108,362	130,097	114,253	24,998	536,249
UltraShort Russell1000 Value	104,030	113,044	94,174	84,959	85,472	14,653	496,332
UltraShort Russell1000 Growth	103,131	111,697	92,707	87,722	86,148	14,737	496,142
UltraShort Russell MidCap Value	108,378	116,159	93,930	88,212	85,359	14,722	506,760
UltraShort Russell MidCap Growth	107,231	114,657	94,084	88,422	85,469	14,599	504,462
UltraShort Russell2000 Value	102,681	109,637	92,019	88,165	85,553	14,866	492,921
UltraShort Russell2000 Growth	106,155	107,048	90,718	91,603	85,317	15,478	496,319

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 445

	Expires September 30,						Total Amount Eligible for
Fund	2015	2016	2017	2018	2019	2020	Recoupment
Short Basic Materials	$40,821	$61,632	$91,429	$92,961	$84,361	$14,601	$385,805
Short Financials	106,960	96,570	78,910	94,714	78,620	14,970	470,744
Short Oil & Gas	109,018	112,849	91,956	85,594	83,999	14,814	498,230
Short Real Estate	47,276	77,905	81,882	92,032	81,400	16,177	396,672
Short KBW Regional Banking	48,117	74,764	85,432	89,463	83,987	14,625	396,388
UltraShort Basic Materials	121,376	93,729	123,469	56,367	77,153	15,550	487,644
UltraShort Nasdaq Biotechnology	43,366	58,723	92,655	105,368	86,262	22,623	408,997
UltraShort Consumer Goods	102,795	113,333	92,430	88,502	84,323	14,857	496,240
UltraShort Consumer Services	96,627	100,759	92,694	89,557	83,711	15,803	479,151
UltraShort Financials	136,714	57,864	97,996	114,645	77,065	21,566	505,850
UltraShort Health Care	106,298	115,922	92,201	87,750	84,447	15,041	501,659
UltraShort Industrials	97,750	113,792	90,038	88,318	84,088	15,491	489,477
UltraShort Oil & Gas	132,327	97,979	82,425	92,340	68,373	15,358	488,802
UltraShort Real Estate	144,339	107,158	145,256	116,965	76,577	32,591	622,886
UltraShort Semiconductors	103,156	112,322	81,478	86,142	84,678	15,181	482,957
UltraShort Technology	103,886	111,098	88,188	88,332	84,637	15,750	491,891
UltraShort Telecommunications	122,462	106,290	92,730	87,315	84,934	14,609	508,340
UltraShort Utilities	106,631	117,264	93,317	87,334	85,144	15,118	504,808
UltraPro Short Financials	—	—	12,479	56,151	82,107	14,342	165,079
Short MSCI EAFE	137,857	78,523	177,800	107,096	38,609	6,630	546,515
Short MSCI Emerging Markets	230,446	185,747	116,687	52,054	46,344	5,273	636,551
Short FTSE China 50	43,396	67,494	92,334	95,238	86,890	19,531	404,883
UltraShort MSCI EAFE	118,651	119,140	81,877	86,165	93,615	15,116	514,564
UltraShort MSCI Emerging Markets	204,238	51,857	69,793	92,695	89,273	17,097	524,953
UltraShort FTSE Europe	80,035	113,876	125,100	193,824	59,504	14,002	586,341
UltraShort MSCI Pacific ex-Japan	50,980	142,726	116,284	113,959	97,259	15,405	536,613
UltraShort MSCI Brazil Capped	77,999	116,003	104,761	104,587	91,059	14,070	508,479
UltraShort FTSE China 50	296,402	179,085	152,062	143,507	120,606	26,288	917,950
UltraShort MSCI Japan	147,896	154,050	123,797	101,018	93,687	15,692	636,140
UltraShort MSCI Mexico Capped IMI	54,283	141,073	117,556	114,227	98,203	14,616	539,958
Short 7-10 Year Treasury	—	39,459	70,562	84,362	71,478	14,108	279,969
Short High Yield	—	53,609	89,685	96,544	90,021	14,679	344,538
Short Investment Grade Corporate	—	42,732	79,144	111,164	100,144	17,760	350,944
UltraShort 3-7 Year Treasury	—	36,013	61,645	90,841	84,082	14,277	286,858
UltraShort 7-10 Year Treasury	137,977	94,597	—	56,551	38,615	11,339	339,079
UltraShort TIPS	—	39,084	72,591	89,868	83,250	14,305	299,098
UltraPro Short 20+ Year Treasury	—	—	48,233	55,782	70,203	13,923	188,141
Ultra Russell3000	241,643	196,144	461,832	140,424	426,039	—	1,466,082
Ultra QQQ®	709,796	614,715	412,344	448,616	486,229	82,285	2,753,985
Ultra Dow30SM	182,406	155,367	105,959	123,374	111,163	14,066	692,335
Ultra MidCap400	106,093	142,109	49,902	—	—	18,276	316,380
Ultra Russell2000	497,328	457,291	693,472	619,345	1,116,585	220,718	3,604,739
Ultra SmallCap600	139,951	145,396	111,392	152,615	249,407	1,238	799,999
UltraPro S&P500®	206,812	156,297	176,282	35,138	—	—	574,529
UltraPro QQQ®	127,004	246,454	245,246	280,905	427,542	89,574	1,416,725
UltraPro Dow30SM	58,027	102,606	108,261	120,149	122,763	17,474	529,280
UltraPro MidCap400	144,446	70,174	159,818	128,806	170,523	6,133	679,900
UltraPro Russell2000	191,089	267,279	411,199	348,618	623,676	34,629	1,876,490
Ultra Russell1000 Value	167,372	122,823	160,997	167,489	138,946	36,257	793,884

446 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2015	2016	2017	2018	2019	2020	Recoupment
Ultra Russell1000 Growth	$131,939	$129,340	$146,405	$155,386	$173,546	$20,094	$756,710
Ultra Russell MidCap Value	145,226	166,124	161,088	172,033	164,552	28,335	837,358
Ultra Russell MidCap Growth	136,213	148,602	172,360	149,702	152,736	26,733	786,346
Ultra Russell2000 Value	193,527	121,141	232,946	215,360	201,397	66,696	1,031,067
Ultra Russell2000 Growth	185,780	132,728	202,346	207,571	260,905	—	989,330
Ultra Basic Materials	190,416	156,800	120,797	138,387	133,618	17,935	757,953
Ultra Nasdaq Biotechnology	44,699	82,837	157,343	190,333	352,254	64,157	891,623
Ultra Consumer Goods	131,595	135,668	141,009	134,031	141,953	15,270	699,526
Ultra Consumer Services	133,564	142,815	159,828	135,271	140,388	18,138	730,004
Ultra Financials	116,761	41,723	104,734	152,297	120,266	—	535,781
Ultra Health Care	120,479	128,163	122,928	118,525	148,373	18,547	657,015
Ultra Industrials	136,317	152,002	130,516	143,325	148,544	11,950	722,654
Ultra Oil & Gas	183,018	189,638	154,466	160,475	129,945	33,545	851,087
Ultra Real Estate	220,577	139,663	86,533	138,816	168,740	5,409	759,738
Ultra KBW Regional Banking	42,986	71,767	143,558	128,081	131,169	22,017	539,578
Ultra Semiconductors	143,414	118,478	117,849	117,178	121,028	17,860	635,807
Ultra Technology	157,093	146,449	149,994	131,109	146,728	18,980	750,353
Ultra Telecommunications	125,448	140,412	140,516	131,129	124,140	20,032	681,677
Ultra Utilities	126,160	129,707	132,898	130,418	123,901	20,429	663,513
UltraPro Financials	—	—	16,500	110,814	126,411	29,962	283,687
Ultra MSCI EAFE	105,384	135,963	83,345	111,654	83,399	16,159	535,904
Ultra MSCI Emerging Markets	154,408	136,015	86,797	72,361	84,081	19,280	552,942
Ultra FTSE Europe	47,068	82,819	116,348	95,983	77,927	13,809	433,954
Ultra MSCI Pacific ex-Japan	46,719	78,746	116,425	113,897	97,295	14,318	467,400
Ultra MSCI Brazil Capped	47,846	87,983	105,221	109,196	96,173	14,816	461,235
Ultra FTSE China 50	120,815	133,682	81,225	92,912	94,549	21,611	544,794
Ultra MSCI Japan	112,279	180,435	112,975	100,571	87,589	13,232	607,081
Ultra MSCI Mexico Capped IMI	46,822	77,613	117,509	113,047	96,850	14,818	466,659
Ultra 7-10 Year Treasury	82,505	95,221	117,900	121,313	225	107,558	524,722
Ultra 20+ Year Treasury	79,850	92,792	130,053	131,767	112,878	19,643	566,983
Ultra High Yield	—	46,856	80,699	134,133	153,421	26,025	441,134
Ultra Investment Grade Corporate	—	42,369	71,127	122,088	141,886	23,375	400,845

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2016.

**  Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within three years of the end of the applicable contractual period.

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares 30 Year TIPS/TSY Spread — 8.5%; ProShares DJ Brookfield Global Infrastructure ETF — 9.5%; ProShares Global Listed Private Equity ETF — 6.7%; ProShares Hedge Replication ETF — 8.6%; ProShares Managed Futures Strategy ETF — 89.4%; ProShares Merger ETF — 53.6%; ProShares RAFI Long/Short — 4.7%.

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 447

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Licensing and Listing Fees

A Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s). The portion of the costs related to such licensing agreements attributed to each Fund are reflected on the Statements of Operations as "Licensing Fees". The costs associated with the initial and/or ongoing listing of each Fund on an exchange and the dissemination of each Fund's Indicative Optimized Portfolio Value (IOPV) are reflected on the Statements of Operations as "Listing Fees".

8. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000.

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. As of November 30, 2014 there was no collateral posted by the Authorized Participants for the benefit of the Funds.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2014	Year Ended May 31, 2014
High Yield-Interest Rate Hedged	$102,570	$451,676
Investment Grade-Interest Rate Hedged	137,647	174,512
USD Covered Bond	1,979	—
Short Term USD Emerging Markets Bond ETF	—	42,000
Hedge Replication ETF	—	5,833
30 Year TIPS/TSY Spread	1,869	—
CDS North American HY Credit ETF	606	—
CDS Short North American HY Credit ETF	2,189	—
Short MSCI EAFE	6,242	61,733
Short MSCI Emerging Markets	2,252	122,824
Short FTSE China 50	—	4,091
UltraShort MSCI EAFE	610	2,383
UltraShort MSCI Emerging Markets	1,503	34,005
UltraShort FTSE Europe	572	9,116
UltraShort MSCI Pacific ex-Japan	—	262

448 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	For the periods ended
	Six Months Ended November 30, 2014	Year Ended May 31, 2014
UltraShort MSCI Brazil Capped	$655	$7,876
UltraShort FTSE China 50	1,000	7,631
UltraShort MSCI Japan	1,002	4,727
UltraShort MSCI Mexico Capped IMI	—	304
Short 7-10 Year Treasury	266	1,729
Short 20+ Year Treasury	4,019	42,610
Short High Yield	460	10,953
Short Investment Grade Corporate	—	1,909
UltraShort 3-7 Year Treasury	—	179
UltraShort 7-10 Year Treasury	906	15,059
UltraShort 20+ Year Treasury	26,978	395,629
UltraShort TIPS	—	1,297
UltraPro Short 20+ Year Treasury	—	34,054
Ultra MSCI EAFE	—	10,497
Ultra MSCI Emerging Markets	895	4,748
Ultra FTSE Europe	8,752	16,037
Ultra MSCI Pacific ex-Japan	—	17,863
Ultra MSCI Brazil Capped	—	1,002
Ultra FTSE China 50	4,164	2,421
Ultra MSCI Japan	—	25,712
Ultra MSCI Mexico Capped IMI	—	958
Ultra 7-10 Year Treasury	479,205	1,625,337
Ultra 20+ Year Treasury	—	8,436
Ultra High Yield	—	292
Ultra Investment Grade Corporate	—	3,995

11. Investment Transactions

For the period ended November 30, 2014, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Morningstar Alternatives Solution ETF	$2,007,736	$1,449,021
DJ Brookfield Global Infrastructure ETF	7,801,554	1,199,606
Global Listed Private Equity ETF	2,640,208	667,290
Large Cap Core Plus	436,227,824	93,234,129
S&P 500 Dividend Aristocrats ETF	14,889,132	16,632,623
MSCI EAFE Dividend Growers ETF	4,607,603	659,445
High Yield-Interest Rate Hedged	69,286,758	42,879,239
Investment Grade-Interest Rate Hedged	59,276,027	19,883,691
USD Covered Bond	12,650,489	6,900,751
German Sovereign/Sub-Sovereign ETF	1,725,741	1,700,961
Short Term USD Emerging Markets Bond ETF	5,662,842	5,203,042
Hedge Replication ETF	7,719,133	6,376,076
Merger ETF	5,788,981	4,491,275
RAFI® Long/Short	11,745,213	7,815,544
30 Year TIPS/TSY Spread	1,173,020	358,237
UltraPro 10 Year TIPS/TSY Spread	1,350,910	1,346,139

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 449

Fund	Purchases	Sales
UltraPro Short 10 Year TIPS/TSY Spread	$2,186,240	$1,821,101
Ultra Russell3000	9,430,790	221,226
Ultra S&P500®	552,633,704	554,304,072
Ultra QQQ®	166,629,780	10,622,855
Ultra Dow30SM	20,174,288	—
Ultra MidCap400	213,376,202	112,278,721
Ultra Russell2000	1,074,161,374	390,713,014
Ultra SmallCap600	45,785,452	1,676,385
UltraPro S&P500®	1,121,230,687	21,217,952
UltraPro QQQ®	669,743,092	6,335,702
UltraPro Dow30SM	124,152,256	—
UltraPro MidCap400	66,520,586	2,903,190
UltraPro Russell2000	242,139,908	36,198,749
Ultra Russell1000 Value	957,816	457,235
Ultra Russell1000 Growth	2,612,603	1,787,351
Ultra Russell MidCap Value	15,748,792	2,053,114
Ultra Russell MidCap Growth	3,288,110	2,630,959
Ultra Russell2000 Value	2,430,275	1,592,089
Ultra Russell2000 Growth	21,024,330	8,281,004
Ultra Basic Materials	130,882,479	2,418,676
Ultra Nasdaq Biotechnology	67,576,683	34,197,367
Ultra Consumer Goods	45,986,248	4,347,007
Ultra Consumer Services	45,800,914	584,651
Ultra Financials	73,478,127	13,998,077
Ultra Health Care	157,462,001	9,288,628
Ultra Industrials	56,306,348	4,650,419
Ultra Oil & Gas	39,153,605	10,658,810
Ultra Real Estate	68,850,125	15,531,887
Ultra KBW Regional Banking	1,681,619	995,089
Ultra Semiconductors	12,943,166	11,566,596
Ultra Technology	205,994,567	4,250,586
Ultra Telecommunications	9,097,123	1,274,061
Ultra Utilities	5,600,896	204,681
UltraPro Financials	12,344,431	254,028
Ultra 7-10 Year Treasury	836,632,097	1,101,165,153
Ultra 20+ Year Treasury	22,032,162	1,137,357
Ultra High Yield	8,999,419	5,481,002
Ultra Investment Grade Corporate	4,146,083	—

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2014, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
DJ Brookfield Global Infrastructure ETF	$5,442,376	$557,583
Large Cap Core Plus	333,111,978	41,779,143
High Yield-Interest Rate Hedged	7,501,240	21,634

450 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Fair Value	Net Realized Gains (Losses)
Investment Grade-Interest Rate Hedged	$11,237,841	$455,740
USD Covered Bond	5,738,239	6,893
Short Term USD Emerging Markets Bond ETF	3,796,836	22,075
Merger ETF	1,801,067	32,620
RAFI® Long/Short	2,094,370	361,606
30 Year TIPS/TSY Spread	—	62
Ultra Russell3000	9,250,263	259,260
Ultra S&P500®	1,177,880,292	82,502,780
Ultra QQQ®	224,697,048	38,678,947
Ultra Dow30SM	45,256,362	7,784,476
Ultra MidCap400	1,669,941,856	(48,122,063)
Ultra Russell2000	1,054,612,302	(47,687,591)
Ultra SmallCap600	47,047,225	1,864,426
UltraPro S&P500®	923,591,615	44,733,357
UltraPro QQQ®	454,371,318	45,891,915
UltraPro Dow30SM	157,933,656	7,127,336
UltraPro MidCap400	60,951,413	3,026,521
UltraPro Russell2000	200,736,251	10,212,251
Ultra Russell1000 Growth	6,198,294	1,782,227
Ultra Russell MidCap Value	13,712,679	537,384
Ultra Russell MidCap Growth	5,197,810	1,312,759
Ultra Russell2000 Value	4,385,268	891,213
Ultra Russell2000 Growth	13,461,981	598,484
Ultra Basic Materials	174,019,178	10,397,999
Ultra Nasdaq Biotechnology	124,957,109	16,874,183
Ultra Consumer Goods	43,356,046	1,021,562
Ultra Consumer Services	47,345,050	2,167,039
Ultra Financials	124,513,301	33,386,992
Ultra Health Care	134,365,306	13,137,876
Ultra Industrials	65,200,398	2,929,403
Ultra Oil & Gas	79,695,249	7,001,320
Ultra Real Estate	79,005,813	10,341,995
Ultra KBW Regional Banking	4,143,435	(21,551)
Ultra Semiconductors	4,051,007	1,298,972
Ultra Technology	199,432,277	24,453,615
Ultra Telecommunications	11,523,644	324,410
Ultra Utilities	15,066,329	1,118,815
UltraPro Financials	28,021,684	2,190,047
Ultra 7-10 Year Treasury	1,517,379,409	(7,419,947)
Ultra 20+ Year Treasury	7,000,648	638,422
Ultra High Yield	3,033,262	12,051
Ultra Investment Grade Corporate	2,902,779	12,003

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2014, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Morningstar Alternatives Solution ETF	$13,030,004
DJ Brookfield Global Infrastructure ETF	17,595,265
Global Listed Private Equity ETF	4,263,752
Large Cap Core Plus	143,058,640

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2014 (UNAUDITED) :: 451

Fund	Fair Value
S&P 500 Dividend Aristocrats ETF	$221,259,311
Ultra Russell3000	4,466,654
Ultra S&P500®	1,187,451,921
Ultra QQQ®	198,453,986
Ultra Dow30SM	59,420,670
Ultra MidCap400	1,789,670,975
Ultra Russell2000	476,837,413
UltraPro S&P500®	57,911,783
UltraPro QQQ®	211,729,848
UltraPro Dow30SM	57,005,358
UltraPro Russell2000	17,453,450
Ultra Basic Materials	22,187,687
Ultra Nasdaq Biotechnology	64,376,199
Ultra Financials	38,188,631
Ultra Health Care	14,829,156
Ultra Industrials	8,160,855
Ultra Oil & Gas	50,405,097
Ultra Real Estate	10,177,303
Ultra Semiconductors	10,174,466
Ultra Technology	7,757,440
Ultra Utilities	9,479,486
Ultra 7-10 Year Treasury	440,225,415

13. Share Splits and Reverse Share Splits

Effective November 6, 2014, the ProShares Short QQQ®, ProShares UltraShort Financials, ProShares UltraShort Technology, ProShares UltraShort Telecommunications and ProShares UltraShort Utilities Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Nasdaq Biotechnology and ProShares UltraShort Semiconductors Funds underwent 1-for-5 reverse share split.

Effective January 24, 2014, the ProShares Ultra MidCap400, ProShares UltraPro QQQ®, ProShares Ultra Nasdaq Biotechnology and ProShares UltraPro Financials Funds underwent a 2-for-1 share split, and the ProShares Short SmallCap600, ProShares UltraShort QQQ®, ProShares UltraShort MidCap400, ProShares UltraShort Russell2000, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraPro Short Russell2000, ProShares UltraShort Russell2000 Value, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Industrials, ProShares UltraShort FTSE Europe, ProShares UltraShort FTSE China 25 and ProShares UltraShort MSCI Japan Funds underwent a 1-for-4 reverse share split.

Effective June 10, 2013, the ProShares Ultra Russell3000, ProShares UltraPro S&P500® , ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services and ProShares Ultra Health Care Funds underwent a 2-for-1 share split, and the ProShares UltraShort Russell1000 Value, ProShares UltraShort Oil & Gas, ProShares UltraPro Short Financials, ProShares UltraShort MSCI EAFE and ProShares UltraPro Short 20+ Year Treasury Funds underwent a 1-for-4 reverse share split.

Effective October 5, 2012, the ProShares UltraShort S&P500®, ProShares UltraPro Short Dow30SM, ProShares UltraShort Basic Materials, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Consumer Goods, ProShares UltraShort Health Care, ProShares UltraShort 20+ Year Treasury and ProShares Ultra MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares Ultra Nasdaq Biotechnology Fund underwent a 2-for-1 share split.

Effective May 11, 2012, the ProShares UltraShort Dow30SM, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Consumer Services and ProShares UltraShort MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell3000, ProShares UltraPro Short S&P500® and ProShares UltraPro Short Russell2000 Funds underwent a 1-for-5 reverse share split. The ProShares Ultra QQQ®, ProShares UltraPro QQQ®, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds underwent a 2-for-1 share split, and the ProShares UltraPro Dow30SM Fund underwent a 3-for-1 share split.

Effective October 13, 2011, the ProShares UltraShort Real Estate and ProShares UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

452 :: NOVEMBER 30, 2014 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Effective February 25, 2011, the ProShares UltraShort QQQ®, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Semiconductors, ProShares UltraShort Telecommunications and ProShares UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraShort Russell2000, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort Technology, ProShares UltraShort FTSE Europe and ProShares UltraShort MSCI Mexico Capped IMI Funds underwent a 1-for-4 reverse share split. The ProShares UltraPro QQQ®, ProShares UltraPro MidCap400 and ProShares UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the ProShares UltraPro S&P500® Fund underwent a 3-for-1 share split.

Effective April 15, 2010, the ProShares UltraShort Basic Materials, ProShares UltraShort Oil & Gas, ProShares UltraShort Real Estate, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort FTSE China 25 and ProShares Ultra Real Estate Funds underwent a 1-for-5 reverse share split, and the ProShares Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s) 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

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•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At November 30, 2014, the ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares Short KBW Regional Banking, ProShares UltraShort Oil & Gas, ProShares Ultra QQQ® , ProShares Ultra SmallCap600, ProShares UltraPro QQQ® , ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell1000 Growth, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Growth, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Goods, ProShares Ultra Oil & Gas, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Technology, ProShares Ultra Telecommunications, ProShares UltraPro Financials, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Pacific ex-Japan ProShares Ultra MSCI Brazil Capped, ProShares Ultra FTSE China 50 and ProShares Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies tied to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect

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the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Credit Suisse 30-Year Inflation Breakeven Index. The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in the Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments

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from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

On December 23, 2014, ProShares announced that it plans to close and liquidate 17 funds. Each of ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares UltraShort Russell3000, ProShares UltraShort Russell1000 Value, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Russell2000 Growth, ProShares Ultra Russell3000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell1000 Growth, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Value and ProShares Ultra Russell2000 Growth (each, a "Fund" and together, the "Funds"). The Funds all trade on NYSE Arca. After the close of business on January 8, 2015, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on January 9, 2015. From January 9 through the Funds' liquidation date, the Funds will not be traded on NYSE Arca and there will be no secondary market for the shares. During this period, each Fund will be in the process of liquidating its portfolio and will not be managed in accordance with its investment objective. Proceeds of the liquidation are scheduled to be distributed to shareholders on or about January 22, 2015.

Any shareholders remaining in the Funds on the distribution date will automatically have their shares redeemed for cash at the net asset value as of the liquidation date. The cash distribution will be deposited into the cash portion of their brokerage accounts. These cash distributions are taxable events and shareholders should consult their tax advisors about potential tax consequences.

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At a meeting held on September 8-9, 2014, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust on behalf of each Fund and ProShare Advisors LLC (the "Advisor"). Also at the meeting, the Board unanimously approved the Advisory Agreement with respect to the ProShares Morningstar Alternatives Solution ETF, a new Fund covered by the period of this report. In addition, at a meeting held on June 11, 2014, the Board unanimously approved the Advisory Agreement with respect to the ProShares MSCI EAFE Dividend Growers ETF, the ProShares CDS North American HY Credit ETF and the ProShares CDS Short North American HY Credit ETF, three other new Funds covered by the period of this report. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)  detailed information about the advisory services provided by the Advisor;

(ii)  the Advisor's Form ADV;

(iii)  biographies of employees primarily responsible for providing investment advisory services;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to its deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 8-9, 2014, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)  the nature, extent, and quality of the services provided to each Fund by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from the relationship with the Funds;

(iii)  the investment performance of the Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the special skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the fact that to maintain exposure consistent with each geared Fund's daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the employment of optimization/sampling techniques necessary to develop creation and redemption baskets for non-geared Funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

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•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties; and

•  the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with both the geared and non-geared Funds, and discussed it with the Funds' Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. The Board noted that this was especially true for the non-geared Funds which were designed to be first to market in many cases. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor's fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. ("Lipper") comparing the management fee rate paid by each Fund to other ETFs and funds with investment objectives most similar to each Fund, as well as the median of each Fund's Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Funds, as well as the Lipper categories used for comparison. The Board noted that, by design, the non-geared Funds are unique and therefore no ETF or fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and the net advisory fees paid by each Fund after taking waivers and reimbursements into account.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds but concluded that the Funds' advisory fee rates were reasonable given the services provided.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year and since inception periods ended June 30, 2014. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Fund remained strong during the applicable periods and that geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during

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the applicable periods. The Board noted that, given the nature of the Funds, the correlation of the Fund's performance with the performance of a benchmark was a more meaningful factor than the Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds' shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that under the Advisory Agreement, each Fund (other than the ProShares Morningstar Alternatives Solution ETF, the ProShares DJ Brookfield Global Infrastructure ETF, the ProShares Global Listed Private Equity ETF, the ProShares S&P 500 Dividend Aristocrats ETF, the ProShares MSCI EAFE Dividend Growers ETF, the ProShares MSCI Emerging Markets Dividend Growers ETF, the ProShares High Yield — Interest Rate Hedged, the ProShares Investment Grade — Interest Rate Hedged, the ProShares USD Covered Bond, the ProShares German Sovereign/Sub-Sovereign ETF, the ProShares Short Term USD Emerging Markets Bond ETF, the ProShares 30 Year TIPS/TSY Spread, the ProShares Short 30 Year TIPS/TSY Spread, the ProShares UltraPro 10 Year TIPS/TSY Spread, the ProShares UltraPro Short 10 Year TIPS/TSY Spread, the ProShares CDS North American HY Credit ETF and the ProShares CDS Short North American HY Credit ETF) pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2017. The Board also considered that the ProShares Morningstar Alternatives Solution ETF pays the Advisor an annual investment advisory fee of 0.07% of average daily net assets, and that the Advisor has agreed to waive such Fund's entire annual investment advisory fee through at least October 31, 2016.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2014 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2014. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2014.

As of October 31, 2014, the Funds federal tax information is as follow:

Fund	QDI	DRD	QII
DJ Brookfield Global Infrastructure ETF	100.00%	62.35%	0.00%
Global Listed Private Equity ETF	40.07	34.90	0.00
Large Cap Core Plus	100.00	100.00	0.00
S&P 500 Dividend Aristocrats ETF	100.00	100.00	0.00
MSCI EAFE Dividend Growers ETF	100.00	0.00	0.00
High Yield-Interest Rate Hedged	0.00	0.00	100.00
Investment Grade-Interest Rate Hedged	0.00	0.00	83.61
Merger ETF	89.10	49.41	0.08
RAFI® Long/Short	100.00	100.00	0.00
30 Year TIPS/TSY Spread	0.00	0.00	84.56
Short 30 Year TIPS/TSY Spread	0.00	0.00	98.69
UltraPro 10 Year TIPS/TSY Spread	0.00	0.00	100.00
UltraPro Short 10 Year TIPS/TSY Spread	0.00	0.00	100.00
Ultra S&P500®	100.00	100.00	1.07
Ultra QQQ®	100.00	100.00	0.44
Ultra Dow30SM	100.00	100.00	0.22
UltraPro S&P500®	100.00	100.00	0.00
UltraPro QQQ®	100.00	100.00	0.00
UltraPro Dow30SM	100.00	100.00	0.00
Ultra Russell1000 Value	100.00	100.00	0.00
Ultra Russell1000 Growth	100.00	100.00	0.00
Ultra Russell2000 Value	100.00	100.00	0.00
Ultra Basic Materials	100.00	100.00	0.00
Ultra Consumer Goods	100.00	100.00	0.00
Ultra Consumer Services	100.00	100.00	0.00
Ultra Financials	100.00	100.00	0.10
Ultra Health Care	100.00	100.00	0.00
Ultra Industrials	100.00	100.00	0.00
Ultra Oil & Gas	100.00	100.00	0.18
Ultra Real Estate	0.15	0.15	0.23
Ultra KBW Regional Banking	100.00	100.00	0.00
Ultra Semiconductors	100.00	100.00	0.00
Ultra Technology	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.00
UltraPro Financials	100.00	100.00	0.00
Ultra 7-10 Year Treasury	0.00	0.00	100.00
Ultra 20+ Year Treasury	0.00	0.00	100.00
Ultra High Yield	0.00	0.00	0.13
Ultra Investment Grade Corporate	0.00	0.00	0.02

460 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Fund with Short Term Capital Gain Designation

The fund listed below had the following percentage, or maximum allowable percentage, of short term distributions treated as qualified dividends for the tax year ended October 31, 2014:

Fund	QDI	DRD
Ultra Basic Materials	60.06%	58.06%

Funds with Equalization

For the tax year ended October 31, 2014, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Large Cap Core Plus	$6,765,759
USD Covered Bond	6,599
German Sovereign/Sub-Sovereign ETF	10,987
Hedge Replication ETF	54,394
Ultra Russell3000	519
Ultra S&P500®	8,773,019
UltraPro S&P500®	8,329,005
UltraPro QQQ®	23,812,911
UltraPro Dow30SM	5,535,922
UltraPro MidCap400	209,756
UltraPro Russell2000	7,963,316
Ultra Russell MidCap Value	316,870
Ultra Basic Materials	2,637,388
Ultra Nasdaq Biotechnology	12,317,863
Ultra Consumer Goods	1,797,175
Ultra Consumer Services	3,360,788
Ultra Health Care	6,578,879
Ultra Industrials	4,957,838
Ultra Oil & Gas	9,856,991
Ultra Real Estate	9,908,880
Ultra Technology	10,535,007
Ultra Telecommunications	93,881
UltraPro Financials	20,580
Ultra High Yield	416,563

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 461

Tax Return of Capital—Section 19 Notice

The following information concerns the source of the distribution paid on October 2, 2014 to shareholders of record on September 26, 2014 for the Funds indicated:

Pay Date	Ticker	Fund Name	CUSIP
Oct. 2, 2014	RINF	ProShares 30 Year TIPS/TSY Spread	74348	A814

Source of Distribution[1]	Distribution	% of Distribution
Estimated Net Investment Income	$0.164085	82.04%
Estimated Return of Capital	$0.035913	17.96%
Total (per share)	$0.199998	100%

Pay Date	Ticker	Fund Name	CUSIP
Oct. 2, 2014	UINF	ProShares UltraPro 10 Year TIPS/TSY Spread	74348	A848

Source of Distribution[1]	Distribution	% of Distribution
Estimated Net Investment Income	$0.063585	47.33%
Estimated Return of Capital	$0.070759	52.67%
Total (per share)	$0.134344	100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

462 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.ProShares.com.

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 463

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," "S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," "Standard & Poor's 500®," and "S&P Merger Arbitrage" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," "Credit Suisse 30-Year Inflation Breakeven Index" and "Credit Suisse 10-Year Inflation Breakeven Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and Credit Suisse Securities (USA) LLC, as the case may be. The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index," "Russell Midcap® Value Index" and "Russell®" are trademarks of Russell Investment Group. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx® "is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model® — Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" and "Solactive® Diversified USD Covered Bond IndexTM" are trademarks of Solactive® or its affiliates. Please see additional disclosures regarding Solactive® in the prospectus. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. All have been licensed for use by ProShares. "Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2015 ProShare Advisors LLC. All rights reserved.   PSSA1114

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)                                 Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Large Cap Core Plus

Shares		Value
	Common Stocks (a) — 95.8%
	Consumer Discretionary — 12.8%

6,978	Amazon.com, Inc.*	$2,363,030
23,735	AutoNation, Inc.*	1,410,808
43,088	Best Buy Co., Inc.	1,698,098
83,200	Cablevision Systems Corp., Class A	1,690,624
44,249	Carnival Corp.	1,954,036
642	Chipotle Mexican Grill, Inc.*	426,044
17,566	Coach, Inc.	652,050
35,473	Comcast Corp., Class A	2,023,380
9,400	Darden Restaurants, Inc.	535,706
2,320	DIRECTV*	203,487
47,856	Discovery Communications, Inc., Class A*	1,670,174
5,265	Dollar General Corp.*	351,386
22,639	Dollar Tree, Inc.*	1,547,602
5,654	Expedia, Inc.	492,520
98,958	Ford Motor Co.	1,556,609
2,711	Fossil Group, Inc.*	302,873
35,142	GameStop Corp., Class A	1,328,719
24,377	Gannett Co., Inc.	793,471
11,128	Gap, Inc. (The)	440,669
60,317	General Motors Co.	2,016,397
16,164	Genuine Parts Co.	1,661,336
18,067	Goodyear Tire & Rubber Co. (The)	495,217
46,631	H&R Block, Inc.	1,568,667
23,759	Harley-Davidson, Inc.	1,655,527
14,613	Harman International Industries, Inc.	1,585,949
12,059	Home Depot, Inc. (The)	1,198,665
76,129	Interpublic Group of Cos., Inc. (The)	1,544,657
18,811	Kohl’s Corp.	1,121,512
21,684	L Brands, Inc.	1,754,236
37,179	Leggett & Platt, Inc.	1,564,864
17,173	Macy’s, Inc.	1,114,699
4,344	McDonald’s Corp.	420,543
24,095	Michael Kors Holdings Ltd.*	1,848,327
1,191	Netflix, Inc.*	412,789
103,489	News Corp., Class A*	1,606,149
24,419	Omnicom Group, Inc.	1,886,856
7,153	PetSmart, Inc.	563,370
1,781	Priceline Group, Inc. (The)*	2,066,298
22,933	PulteGroup, Inc.	496,041
7,416	Ralph Lauren Corp.	1,371,218
14,858	Ross Stores, Inc.	1,359,210
2,433	Scripps Networks Interactive, Inc., Class A	190,188
47,841	Staples, Inc.	672,645
5,756	Starwood Hotels & Resorts Worldwide, Inc.	454,724
13,608	Time Warner, Inc.	1,158,313
22,068	Tractor Supply Co.	1,697,691
57,754	Twenty-First Century Fox, Inc., Class A	2,125,347
2,582	Viacom, Inc., Class B	195,277
16,285	Walt Disney Co. (The)	1,506,525
9,692	Whirlpool Corp.	1,804,360
18,983	Wyndham Worldwide Corp.	1,582,423
4,131	Wynn Resorts Ltd.	737,838
		62,879,144
	Consumer Staples — 7.6%

10,606	Altria Group, Inc.	533,058
40,670	Archer-Daniels-Midland Co.	2,142,496
4,072	Clorox Co. (The)	413,797
43,886	Coca-Cola Co. (The)	1,967,409
27,503	Coca-Cola Enterprises, Inc.	1,208,482
27,387	ConAgra Foods, Inc.	1,000,173
3,792	Costco Wholesale Corp.	538,919
18,150	CVS Health Corp.	1,658,184
24,087	Dr. Pepper Snapple Group, Inc.	1,782,438
22,883	Estee Lauder Cos., Inc. (The), Class A	1,696,546
5,101	Hershey Co. (The)	511,528
28,818	Hormel Foods Corp.	1,529,659
2,959	Kellogg Co.	196,034
4,883	Keurig Green Mountain, Inc.	694,070
16,635	Kimberly-Clark Corp.	1,939,475
34,188	Kroger Co. (The)	2,045,810
13,901	Lorillard, Inc.	877,709
16,884	Molson Coors Brewing Co., Class B	1,305,977
43,816	PepsiCo, Inc.	4,385,982
47,308	Philip Morris International, Inc.	4,112,484
37,473	Procter & Gamble Co. (The)	3,388,683
6,354	Sysco Corp.	255,812
39,716	Tyson Foods, Inc., Class A	1,681,575
15,806	Wal-Mart Stores, Inc.	1,383,657
		37,249,957
	Energy — 7.3%

22,884	Baker Hughes, Inc.	1,304,388
45,029	Cabot Oil & Gas Corp.	1,487,758
16,625	Cameron International Corp.*	852,530
57,117	Chesapeake Energy Corp.	1,157,190
26,734	Chevron Corp.	2,910,531
39,375	ConocoPhillips	2,601,506
36,406	CONSOL Energy, Inc.	1,424,567
28,928	Devon Energy Corp.	1,705,884
31,296	Diamond Offshore Drilling, Inc.	919,164
40,829	Ensco PLC, Class A	1,380,020
13,056	EOG Resources, Inc.	1,132,216
70,026	Exxon Mobil Corp.	6,340,154
51,967	Marathon Oil Corp.	1,502,886
17,511	Murphy Oil Corp.	847,883
88,751	Nabors Industries Ltd.	1,164,413
7,179	Newfield Exploration Co.*	195,484
70,536	Noble Corp. PLC	1,268,943
15,563	ONEOK, Inc.	842,892
2,448	Phillips 66	178,753
25,176	QEP Resources, Inc.	514,597
13,659	Schlumberger Ltd.	1,173,991
38,896	Southwestern Energy Co.*	1,251,673
14,219	Tesoro Corp.	1,089,460
46,791	Transocean Ltd.	983,079
35,979	Valero Energy Corp.	1,748,939
		35,978,901
	Financials — 19.1%

16,282	ACE Ltd.	1,861,684
33,083	Aflac, Inc.	1,976,048
29,803	Allstate Corp. (The)	2,031,074
3,378	American Express Co.	312,195
3,894	American International Group, Inc.	213,391
14,300	Ameriprise Financial, Inc.	1,884,311
15,437	Aon PLC	1,427,768
42,550	Apartment Investment & Management Co., Class A (REIT)	1,584,987
22,399	Assurant, Inc.	1,513,948
125,921	Bank of America Corp.	2,145,694
26,059	Berkshire Hathaway, Inc., Class B*	3,874,713
6,294	BlackRock, Inc.	2,260,049

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,340	Boston Properties, Inc. (REIT)	$1,859,038
46,670	CBRE Group, Inc., Class A*	1,574,646
30,817	Cincinnati Financial Corp.	1,570,126
33,629	Citigroup, Inc.	1,814,957
16,492	CME Group, Inc.	1,395,883
24,312	Crown Castle International Corp. (REIT)	2,020,084
42,419	E*TRADE Financial Corp.*	967,577
83,818	Fifth Third Bancorp	1,686,418
28,448	Franklin Resources, Inc.	1,617,553
171,595	Genworth Financial, Inc., Class A*	1,559,799
940	Goldman Sachs Group, Inc. (The)	177,105
42,132	HCP, Inc. (REIT)	1,887,514
26,665	Health Care REIT, Inc. (REIT)	1,964,144
78,071	Host Hotels & Resorts, Inc. (REIT)	1,814,370
8,688	Intercontinental Exchange, Inc.	1,963,401
20,300	Invesco Ltd.	819,308
52,347	JPMorgan Chase & Co.	3,149,196
110,463	KeyCorp	1,491,250
66,377	Kimco Realty Corp. (REIT)	1,689,295
59,436	Leucadia National Corp.	1,374,755
8,581	M&T Bank Corp.	1,081,378
36,305	Marsh & McLennan Cos., Inc.	2,054,500
2,128	McGraw Hill Financial, Inc.	198,883
48,072	MetLife, Inc.	2,673,284
67,229	Morgan Stanley	2,365,116
34,820	NASDAQ OMX Group, Inc. (The)	1,563,766
72,965	Navient Corp.	1,529,346
102,101	People’s United Financial, Inc.	1,509,053
25,118	Plum Creek Timber Co., Inc. (REIT)	1,046,918
3,759	PNC Financial Services Group, Inc. (The)	328,800
25,174	Principal Financial Group, Inc.	1,341,019
55,215	Progressive Corp. (The)	1,504,057
41,993	Prologis, Inc. (REIT)	1,775,464
25,999	Prudential Financial, Inc.	2,209,395
10,589	Public Storage (REIT)	1,986,814
145,007	Regions Financial Corp.	1,460,220
6,962	Simon Property Group, Inc. (REIT)	1,258,730
46,375	SunTrust Banks, Inc.	1,822,074
21,460	T. Rowe Price Group, Inc.	1,791,266
16,371	Torchmark Corp.	879,941
20,571	Travelers Cos., Inc. (The)	2,148,641
4,069	U.S. Bancorp/MN	179,850
44,994	Unum Group	1,494,701
26,763	Ventas, Inc. (REIT)	1,914,893
67,617	Wells Fargo & Co.	3,683,774
23,065	Weyerhaeuser Co. (REIT)	814,425
		94,098,589
	Health Care — 10.2%

11,305	Abbott Laboratories	503,185
23,158	AbbVie, Inc.	1,602,534
23,565	Aetna, Inc.	2,055,811
5,342	Alexion Pharmaceuticals, Inc.*	1,041,156
5,146	Allergan, Inc.	1,100,678
20,287	AmerisourceBergen Corp.	1,847,131
7,761	Amgen, Inc.	1,282,971
28,484	Baxter International, Inc.	2,079,332
13,241	Becton, Dickinson and Co.	1,858,109
6,456	Biogen Idec, Inc.*	1,986,447
24,173	Bristol-Myers Squibb Co.	1,427,416
10,121	C.R. Bard, Inc.	1,693,749
24,201	Cardinal Health, Inc.	1,989,080
12,663	CareFusion Corp.*	749,270
9,864	Celgene Corp.*	1,121,438
8,760	DaVita HealthCare Partners, Inc.*	670,403
30,299	DENTSPLY International, Inc.	1,665,839
10,600	Edwards Lifesciences Corp.*	1,374,608
43,270	Gilead Sciences, Inc.*	4,340,846
27,835	Hospira, Inc.*	1,660,079
5,315	Humana, Inc.	733,310
48,979	Johnson & Johnson	5,301,977
6,780	McKesson Corp.	1,428,953
34,494	Merck & Co., Inc.	2,083,438
34,915	PerkinElmer, Inc.	1,587,585
101,413	Pfizer, Inc.	3,159,015
4,331	Quest Diagnostics, Inc.	282,858
534	Regeneron Pharmaceuticals, Inc.*	222,203
31,656	Tenet Healthcare Corp.*	1,521,071
4,054	UnitedHealth Group, Inc.	399,846
3,327	Universal Health Services, Inc., Class B	348,072
7,730	WellPoint, Inc.	988,744
		50,107,154
	Industrials — 11.2%

3,724	3M Co.	596,175
32,246	AMETEK, Inc.	1,643,256
4,329	Boeing Co. (The)	581,644
20,799	C.H. Robinson Worldwide, Inc.	1,533,718
7,722	Caterpillar, Inc.	776,833
21,183	Cintas Corp.	1,549,537
36,730	CSX Corp.	1,340,278
35,810	Delta Air Lines, Inc.	1,671,253
14,453	Dover Corp.	1,112,737
11,254	Dun & Bradstreet Corp. (The)	1,428,695
13,083	Emerson Electric Co.	834,041
13,997	Equifax, Inc.	1,113,461
18,163	Fluor Corp.	1,125,924
146,132	General Electric Co.	3,871,037
30,241	Honeywell International, Inc.	2,995,976
6,007	Jacobs Engineering Group, Inc.*	279,025
12,986	Lockheed Martin Corp.	2,487,598
68,718	Masco Corp.	1,662,976
18,371	Norfolk Southern Corp.	2,050,938
14,612	Northrop Grumman Corp.	2,059,269
18,698	PACCAR, Inc.	1,253,140
14,487	Pitney Bowes, Inc.	356,670
19,977	Raytheon Co.	2,131,546
40,346	Republic Services, Inc.	1,598,105
27,480	Robert Half International, Inc.	1,560,589
5,959	Rockwell Automation, Inc.	687,728
9,271	Roper Industries, Inc.	1,463,149
16,553	Ryder System, Inc.	1,581,143
11,660	Snap-on, Inc.	1,577,948
49,778	Southwest Airlines Co.	2,081,716
17,943	Stanley Black & Decker, Inc.	1,694,537
12,878	Stericycle, Inc.*	1,660,232
39,499	Textron, Inc.	1,711,097
34,692	Tyco International PLC	1,488,287
5,902	Union Pacific Corp.	689,177
1,870	United Parcel Service, Inc., Class B	205,550
14,382	United Rentals, Inc.*	1,629,624
5,249	United Technologies Corp.	577,810
5,451	Xylem, Inc.	208,991
		54,871,410
	Information Technology — 17.2%

13,014	Accenture PLC, Class A	1,123,499

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,124	Akamai Technologies, Inc.*	$589,502
29,529	Analog Devices, Inc.	1,613,465
102,831	Apple, Inc.	12,229,691
39,261	Applied Materials, Inc.	944,227
54,668	CA, Inc.	1,702,908
93,785	Cisco Systems, Inc.	2,592,217
22,443	Citrix Systems, Inc.*	1,488,195
38,966	Cognizant Technology Solutions Corp., Class A*	2,103,774
26,128	Computer Sciences Corp.	1,655,993
94,677	Corning, Inc.	1,990,111
19,514	eBay, Inc.*	1,070,928
26,994	Electronic Arts, Inc.*	1,185,847
1,608	F5 Networks, Inc.*	207,738
52,190	Facebook, Inc., Class A*	4,055,163
3,820	Google, Inc., Class A*	2,097,486
3,222	Google, Inc., Class C*	1,745,776
22,208	Harris Corp.	1,591,647
63,788	Hewlett-Packard Co.	2,491,559
78,084	Intel Corp.	2,908,629
11,730	International Business Machines Corp.	1,902,254
74,925	Juniper Networks, Inc.	1,660,338
16,234	KLA-Tencor Corp.	1,127,289
1	Knowles Corp.*	11
21,353	Lam Research Corp.	1,764,612
4,675	MasterCard, Inc., Class A	408,081
31,834	Microchip Technology, Inc.	1,437,305
43,934	Micron Technology, Inc.*	1,579,427
133,782	Microsoft Corp.	6,396,118
39,752	NetApp, Inc.	1,691,448
32,309	NVIDIA Corp.	677,520
36,401	Oracle Corp.	1,543,766
36,576	Paychex, Inc.	1,734,068
40,758	QUALCOMM, Inc.	2,971,258
12,926	Red Hat, Inc.*	803,351
23,346	Seagate Technology PLC	1,543,404
69,893	Symantec Corp.	1,823,508
3,748	TE Connectivity Ltd.	240,622
4,143	Teradata Corp.*	187,015
45,679	Total System Services, Inc.	1,506,950
25,924	VeriSign, Inc.*	1,558,032
3,978	Visa, Inc., Class A	1,027,080
5,620	Western Digital Corp.	580,377
84,233	Western Union Co. (The)	1,565,049
122,195	Xerox Corp.	1,705,842
23,823	Xilinx, Inc.	1,082,517
11,714	Yahoo!, Inc.*	606,082
		84,511,679
	Materials — 3.4%

13,819	Airgas, Inc.	1,597,891
29,364	Alcoa, Inc.	507,704
46,300	Allegheny Technologies, Inc.	1,559,847
31,586	Avery Dennison Corp.	1,563,823
11,909	Bemis Co., Inc.	475,646
13,259	Eastman Chemical Co.	1,099,436
58,906	Freeport-McMoRan, Inc.	1,581,626
33,511	International Paper Co.	1,803,562
21,951	LyondellBasell Industries N.V., Class A	1,731,056
33,040	Nucor Corp.	1,771,935
16,727	Praxair, Inc.	2,147,412
11,013	Vulcan Materials Co.	727,959
		16,567,897
	Telecommunication Services — 1.6%

94,259	AT&T, Inc.	3,334,884
34,612	Level 3 Communications, Inc.*	1,730,600
54,409	Verizon Communications, Inc.	2,752,551
		7,818,035
	Utilities — 5.4%

26,817	AES Corp. (The)	371,952
29,809	AGL Resources, Inc.	1,559,309
36,778	Ameren Corp.	1,585,500
35,060	American Electric Power Co., Inc.	2,017,703
53,708	CenterPoint Energy, Inc.	1,285,769
49,479	CMS Energy Corp.	1,637,755
28,876	Consolidated Edison, Inc.	1,823,519
21,304	DTE Energy Co.	1,735,424
29,427	Edison International	1,870,380
21,145	Entergy Corp.	1,774,065
6,945	Exelon Corp.	251,201
17,867	FirstEnergy Corp.	658,935
21,520	Integrys Energy Group, Inc.	1,567,517
55,030	Pepco Holdings, Inc.	1,513,325
5,422	PG&E Corp.	273,811
25,362	Pinnacle West Capital Corp.	1,603,639
28,224	SCANA Corp.	1,609,615
77,369	TECO Energy, Inc.	1,534,227
52,239	Xcel Energy, Inc.	1,772,992
		26,446,638
	Total Common Stocks (Cost $451,742,892)	470,529,404

Principal Amount
	Repurchase Agreements (a)(b) — 0.8%
$3,820,936	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $3,820,957	3,820,936
	Total Repurchase Agreements (Cost $3,820,936)	3,820,936

	Total Investment Securities (Cost $455,563,828) — 96.6%	474,350,340
	Other assets less liabilities — 3.4%	16,799,586
	Net Assets — 100.0%	$491,149,926

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $54,084,350.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,391,912
Aggregate gross unrealized depreciation	(9,975,206)
Net unrealized appreciation	$18,416,706
Federal income tax cost of investments	$455,933,634

Swap Agreements(1)

Large Cap Core Plus had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$(1,631,626)	11/06/15	Deutsche Bank AG	0.28%	Credit Suisse 130/30 Large Cap Index (short portion)	$3,576,498
134,103,113	11/06/15	Deutsche Bank AG	0.22%	Credit Suisse 130/30 Large Cap Index (long portion)	7,232,333
132,471,487					10,808,831	$—	$(10,808,831)	$—
(6,928,557)	01/06/16	Societe Generale	0.04%	Credit Suisse 130/30 Large Cap Index (short portion)	1,353,200
24,770,908	01/06/16	Societe Generale	0.36%	Credit Suisse 130/30 Large Cap Index (long portion)	595,478
17,842,351					1,948,678	—	(1,948,678)	—
(138,459,109)	01/06/16	UBS AG	(0.16)%	Credit Suisse 130/30 Large Cap Index (short portion)	(6,564,148)
8,760,321	01/06/16	UBS AG	0.51%	Credit Suisse 130/30 Large Cap Index (long portion)	8,253,207
(129,698,788)					1,689,059	(1,689,059)	—	—
$20,615,050					$14,446,568

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Hedge Replication ETF

Shares		Value
	Common Stocks — 19.3%
	Consumer Discretionary — 2.5%

38	1-800-Flowers.com, Inc., Class A*	$325
16	2U, Inc.*	289
29	A.H. Belo Corp., Class A	348
122	Aeropostale, Inc.*	425
84	Amazon.com, Inc.*	28,446
33	AMC Entertainment Holdings, Inc., Class A	865
105	American Axle & Manufacturing Holdings, Inc.*	2,241
301	American Eagle Outfitters, Inc.	4,244
27	American Public Education, Inc.*	907
12	America’s Car-Mart, Inc.*	616
72	Ann, Inc.*	2,645
20	Arctic Cat, Inc.	661
47	Asbury Automotive Group, Inc.*	3,558
21	Ascent Capital Group, Inc., Class A*	1,130
17	AutoNation, Inc.*	1,010
7	AutoZone, Inc.*	4,044
63	Barnes & Noble, Inc.*	1,472
41	Beazer Homes USA, Inc.*	818
48	bebe stores, inc.	145
41	Bed Bath & Beyond, Inc.*	3,008
149	Belmond Ltd., Class A*	1,687
65	Best Buy Co., Inc.	2,562
29	Big 5 Sporting Goods Corp.	380
3	Biglari Holdings, Inc.*	1,114
37	BJ’s Restaurants, Inc.*	1,819
35	Black Diamond, Inc.*	318
119	Bloomin’ Brands, Inc.*	2,710
19	Blue Nile, Inc.*	658
38	Bob Evans Farms, Inc.	2,066
23	Bon-Ton Stores, Inc. (The)	194
51	BorgWarner, Inc.	2,885
120	Boyd Gaming Corp.*	1,534
30	Bravo Brio Restaurant Group, Inc.*	394
26	Bridgepoint Education, Inc.*	278
47	Bright Horizons Family Solutions, Inc.*	2,101
68	Brown Shoe Co., Inc.	2,228
143	Brunswick Corp.	7,104
44	Buckle, Inc. (The)	2,252
29	Buffalo Wild Wings, Inc.*	4,936
19	Build-A-Bear Workshop, Inc.*	391
44	Burlington Stores, Inc.*	1,965
48	Cablevision Systems Corp., Class A	975
71	Caesars Acquisition Co., Class A*	744
79	Caesars Entertainment Corp.*	1,340
120	Callaway Golf Co.	889
17	Capella Education Co.	1,159
104	Career Education Corp.*	609
49	CarMax, Inc.*	2,792
37	Carmike Cinemas, Inc.*	1,097
100	Carnival Corp.	4,416
25	Carriage Services, Inc.	480
54	Carrols Restaurant Group, Inc.*	406
42	Cato Corp. (The), Class A	1,685
14	Cavco Industries, Inc.*	1,038
108	CBS Corp. (Non-Voting), Class B	5,927
109	Central European Media Enterprises Ltd., Class A*	308
6	Century Communities, Inc.*	104
77	Cheesecake Factory, Inc. (The)	3,729
114	Chegg, Inc.*	771
34	Children’s Place, Inc. (The)	1,906
7	Chipotle Mexican Grill, Inc.*	4,645
56	Christopher & Banks Corp.*	405
21	Churchill Downs, Inc.	2,022
25	Chuy’s Holdings, Inc.*	535
118	Cinedigm Corp., Class A*	210
24	Citi Trends, Inc.*	568
34	ClubCorp Holdings, Inc.	670
61	Coach, Inc.	2,264
11	Collectors Universe, Inc.	242
42	Columbia Sportswear Co.	1,892
577	Comcast Corp., Class A	32,912
43	Conn’s, Inc.*	1,475
27	Container Store Group, Inc. (The)*	588
98	Cooper Tire & Rubber Co.	3,325
21	Cooper-Standard Holding, Inc.*	1,129
36	Core-Mark Holding Co., Inc.	2,164
19	Coupons.com, Inc.*	290
30	Cracker Barrel Old Country Store, Inc.	3,840
135	Crocs, Inc.*	1,793
54	Crown Media Holdings, Inc., Class A*	182
14	CSS Industries, Inc.	406
14	Culp, Inc.	262
223	Cumulus Media, Inc., Class A*	890
74	D.R. Horton, Inc.	1,886
2	Daily Journal Corp.*	438
262	Dana Holding Corp.	5,554
29	Darden Restaurants, Inc.	1,653
37	Del Frisco’s Restaurant Group, Inc.*	822
67	Delphi Automotive PLC	4,888
135	Denny’s Corp.*	1,308
21	Destination Maternity Corp.	337
54	Destination XL Group, Inc.*	279
23	Dex Media, Inc.*	197
55	Diamond Resorts International, Inc.*	1,330
26	DineEquity, Inc.	2,583
112	DIRECTV*	9,823
33	Discovery Communications, Inc., Class A*	1,152
61	Discovery Communications, Inc., Class C*	2,075
23	Dixie Group, Inc. (The)*	176
68	Dollar General Corp.*	4,538
46	Dollar Tree, Inc.*	3,145
42	Dorman Products, Inc.*	1,988
37	Drew Industries, Inc.	1,743
48	E.W. Scripps Co. (The), Class A*	940
13	El Pollo Loco Holdings, Inc.*	356
23	Empire Resorts, Inc.*	157
38	Entercom Communications Corp., Class A*	404
89	Entravision Communications Corp., Class A	575
34	Eros International PLC*	733
15	Escalade, Inc.	199
39	Ethan Allen Interiors, Inc.	1,155
66	EVINE Live, Inc.*	405
22	Expedia, Inc.	1,916
130	Express, Inc.*	1,943
21	Family Dollar Stores, Inc.	1,660
7	Famous Dave’s of America, Inc.*	178
45	Federal-Mogul Holdings Corp.*	698
41	Fiesta Restaurant Group, Inc.*	2,298

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
75	Finish Line, Inc. (The), Class A	$2,140
84	Five Below, Inc.*	3,919
8	Flexsteel Industries, Inc.	254
864	Ford Motor Co.	13,591
10	Fossil Group, Inc.*	1,117
17	Fox Factory Holding Corp.*	233
65	Francesca’s Holdings Corp.*	824
57	Fred’s, Inc., Class A	883
29	FTD Cos., Inc.*	1,005
22	Fuel Systems Solutions, Inc.*	217
30	G-III Apparel Group Ltd.*	2,655
23	Gaiam, Inc., Class A*	169
25	GameStop Corp., Class A	945
50	Gannett Co., Inc.	1,627
61	Gap, Inc. (The)	2,416
27	Garmin Ltd.	1,547
300	General Motors Co.	10,029
37	Genesco, Inc.*	3,011
55	Gentherm, Inc.*	2,073
34	Genuine Parts Co.	3,495
24	Global Sources Ltd.*	155
61	Goodyear Tire & Rubber Co. (The)	1,672
72	Grand Canyon Education, Inc.*	3,288
77	Gray Television, Inc.*	800
37	Group 1 Automotive, Inc.	3,312
95	Guess?, Inc.	2,154
61	H&R Block, Inc.	2,052
48	Harley-Davidson, Inc.	3,345
15	Harman International Industries, Inc.	1,628
76	Harte-Hanks, Inc.	465
26	Hasbro, Inc.	1,539
31	Haverty Furniture Cos., Inc.	653
44	Helen of Troy Ltd.*	2,845
13	Hemisphere Media Group, Inc.*	164
19	hhgregg, Inc.*	121
40	Hibbett Sports, Inc.*	2,007
300	Home Depot, Inc. (The)	29,820
169	Houghton Mifflin Harcourt Co.*	3,248
181	Hovnanian Enterprises, Inc., Class A*	778
51	HSN, Inc.	3,719
74	Iconix Brand Group, Inc.*	2,990
12	Ignite Restaurant Group, Inc.*	91
13	Installed Building Products, Inc.*	221
43	International Speedway Corp., Class A	1,345
94	Interpublic Group of Cos., Inc. (The)	1,907
61	Interval Leisure Group, Inc.	1,326
21	Intrawest Resorts Holdings, Inc.*	225
46	iRobot Corp.*	1,675
33	Isle of Capri Casinos, Inc.*	239
36	ITT Educational Services, Inc.*	299
62	Jack in the Box, Inc.	4,619
29	JAKKS Pacific, Inc.*	213
27	Jamba, Inc.*	335
148	Johnson Controls, Inc.	7,400
8	Johnson Outdoors, Inc., Class A	243
69	Journal Communications, Inc., Class A*	685
53	K12, Inc.*	609
129	KB Home	2,267
23	Kirkland’s, Inc.*	500
46	Kohl’s Corp.	2,743
101	Krispy Kreme Doughnuts, Inc.*	2,056
55	L Brands, Inc.	4,449
68	La Quinta Holdings, Inc.*	1,497
25	Lands’ End, Inc.*	1,189
81	La-Z-Boy, Inc.	2,105
101	LeapFrog Enterprises, Inc.*	551
83	Lee Enterprises, Inc.*	295
31	Leggett & Platt, Inc.	1,305
40	Lennar Corp., Class A	1,890
22	LGI Homes, Inc.*	352
33	Libbey, Inc.*	992
6	Liberty Tax, Inc.*	229
63	Life Time Fitness, Inc.*	3,489
124	LifeLock, Inc.*	2,047
16	Lifetime Brands, Inc.	239
35	Lithia Motors, Inc., Class A	2,573
20	Loral Space & Communications, Inc.*	1,570
220	Lowe’s Cos., Inc.	14,043
42	Lumber Liquidators Holdings, Inc.*	2,671
38	M/I Homes, Inc.*	871
79	Macy’s, Inc.	5,128
13	Malibu Boats, Inc., Class A*	243
28	Marcus Corp. (The)	461
16	Marine Products Corp.	105
38	MarineMax, Inc.*	703
49	Marriott International, Inc., Class A	3,861
41	Marriott Vacations Worldwide Corp.	3,014
46	Martha Stewart Living Omnimedia, Inc., Class A*	195
75	Mattel, Inc.	2,366
23	Mattress Firm Holding Corp.*	1,634
94	McClatchy Co. (The), Class A*	308
219	McDonald’s Corp.	21,201
60	MDC Holdings, Inc.	1,579
66	MDC Partners, Inc., Class A	1,457
84	Media General, Inc.*	1,286
74	Men’s Wearhouse, Inc. (The)	3,457
56	Meredith Corp.	2,956
60	Meritage Homes Corp.*	2,353
46	Michael Kors Holdings Ltd.*	3,529
74	Modine Manufacturing Co.*	901
14	Mohawk Industries, Inc.*	2,150
15	Monarch Casino & Resort, Inc.*	248
49	Monro Muffler Brake, Inc.	2,685
45	Morgans Hotel Group Co.*	364
28	Motorcar Parts of America, Inc.*	945
28	Movado Group, Inc.	804
46	Multimedia Games Holding Co., Inc.*	1,669
8	NACCO Industries, Inc., Class A	464
5	Nathan’s Famous, Inc.*	376
94	National CineMedia, Inc.	1,331
48	Nautilus, Inc.*	616
13	Netflix, Inc.*	4,506
13	New Home Co., Inc. (The)*	185
56	New Media Investment Group, Inc.	1,138
45	New York & Co., Inc.*	124
214	New York Times Co. (The), Class A	2,716
61	Newell Rubbermaid, Inc.	2,215
111	News Corp., Class A*	1,723
47	Nexstar Broadcasting Group, Inc., Class A	2,412
157	NIKE, Inc., Class B	15,589
17	Noodles & Co.*	416

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
32	Nordstrom, Inc.	$2,444
45	Nutrisystem, Inc.	854
827	Office Depot, Inc.*	5,483
56	Omnicom Group, Inc.	4,327
80	Orbitz Worldwide, Inc.*	611
23	O’Reilly Automotive, Inc.*	4,203
32	Outerwall, Inc.*	2,249
18	Overstock.com, Inc.*	447
22	Oxford Industries, Inc.	1,457
77	Pacific Sunwear of California, Inc.*	129
47	Papa John’s International, Inc.	2,481
9	Papa Murphy’s Holdings, Inc.*	90
122	Penn National Gaming, Inc.*	1,732
82	Pep Boys-Manny Moe & Jack (The)*	799
19	Perry Ellis International, Inc.*	501
31	PetMed Express, Inc.	418
22	PetSmart, Inc.	1,733
146	Pier 1 Imports, Inc.	2,015
92	Pinnacle Entertainment, Inc.*	2,290
70	Pool Corp.	4,159
37	Popeyes Louisiana Kitchen, Inc.*	2,044
23	Potbelly Corp.*	303
12	Priceline Group, Inc. (The)*	13,922
75	PulteGroup, Inc.	1,622
18	PVH Corp.	2,289
210	Quiksilver, Inc.*	428
36	Radio One, Inc., Class D*	61
14	Ralph Lauren Corp.	2,589
20	ReachLocal, Inc.*	65
27	Reading International, Inc., Class A*	321
22	Red Robin Gourmet Burgers, Inc.*	1,482
67	Regis Corp.*	1,108
22	Remy International, Inc.	405
82	Rent-A-Center, Inc.	2,829
15	Rentrak Corp.*	1,261
48	Restoration Hardware Holdings, Inc.*	4,055
48	RetailMeNot, Inc.*	707
47	Ross Stores, Inc.	4,300
95	Ruby Tuesday, Inc.*	792
56	Ruth’s Hospitality Group, Inc.	736
73	Ryland Group, Inc. (The)	2,856
6	Saga Communications, Inc., Class A	240
17	Salem Communications Corp., Class A	134
41	Scholastic Corp.	1,455
78	Scientific Games Corp., Class A*	1,181
23	Scripps Networks Interactive, Inc., Class A	1,798
18	Sears Hometown and Outlet Stores, Inc.*	236
84	Select Comfort Corp.*	2,213
26	Sequential Brands Group, Inc.*	320
68	SFX Entertainment, Inc.*	296
13	Shiloh Industries, Inc.*	211
23	Shoe Carnival, Inc.	466
60	Shutterfly, Inc.*	2,566
106	Sinclair Broadcast Group, Inc., Class A	3,091
34	Sizmek, Inc.*	195
60	Skechers U.S.A., Inc., Class A*	3,685
31	Skullcandy, Inc.*	294
85	Smith & Wesson Holding Corp.*	847
62	Sonic Automotive, Inc., Class A	1,599
84	Sonic Corp.	2,284
94	Sotheby’s	3,799
53	Spartan Motors, Inc.	266
18	Speedway Motorsports, Inc.	355
15	Sportsman’s Warehouse Holdings, Inc.*	106
49	Stage Stores, Inc.	1,004
31	Standard Motor Products, Inc.	1,183
224	Standard Pacific Corp.*	1,691
144	Staples, Inc.	2,025
167	Starbucks Corp.	13,562
40	Starwood Hotels & Resorts Worldwide, Inc.	3,160
43	Stein Mart, Inc.	611
23	Steiner Leisure Ltd.*	1,018
90	Steven Madden Ltd.*	3,069
44	Stoneridge, Inc.*	478
5	Strattec Security Corp.	519
17	Strayer Education, Inc.*	1,287
30	Sturm Ruger & Co., Inc.	1,143
37	Superior Industries International, Inc.	670
17	Systemax, Inc.*	220
141	Target Corp.	10,434
94	Tenneco, Inc.*	5,109
108	Texas Roadhouse, Inc.	3,570
25	Tiffany & Co.	2,698
43	Tile Shop Holdings, Inc.*	429
16	Tilly’s, Inc., Class A*	120
62	Time Warner Cable, Inc.	9,255
190	Time Warner, Inc.	16,173
170	Time, Inc.	4,070
154	TJX Cos., Inc. (The)	10,189
32	Tower International, Inc.*	817
14	Townsquare Media, Inc., Class A*	175
31	Tractor Supply Co.	2,385
227	TRI Pointe Homes, Inc.*	3,464
25	TripAdvisor, Inc.*	1,841
67	Tuesday Morning Corp.*	1,427
78	Tumi Holdings, Inc.*	1,707
11	Turtle Beach Corp.*	42
420	Twenty-First Century Fox, Inc., Class A	15,456
12	UCP, Inc., Class A*	137
37	Under Armour, Inc., Class A*	2,682
23	Unifi, Inc.*	655
25	Universal Electronics, Inc.*	1,513
34	Universal Technical Institute, Inc.	356
23	Urban Outfitters, Inc.*	743
56	Vail Resorts, Inc.	4,908
34	Vera Bradley, Inc.*	782
77	VF Corp.	5,788
85	Viacom, Inc., Class B	6,429
17	Vince Holding Corp.*	631
48	Vitamin Shoppe, Inc.*	2,297
30	VOXX International Corp.*	252
352	Walt Disney Co. (The)	32,563
18	WCI Communities, Inc.*	335
43	Weight Watchers International, Inc.*	1,247
27	West Marine, Inc.*	295
10	Weyco Group, Inc.	275
17	Whirlpool Corp.	3,165
27	William Lyon Homes, Class A*	556
4	Winmark Corp.	323
42	Winnebago Industries, Inc.	1,058

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
157	Wolverine World Wide, Inc.	$4,790
46	World Wrestling Entertainment, Inc., Class A	529
28	Wyndham Worldwide Corp.	2,334
18	Wynn Resorts Ltd.	3,215
98	Yum! Brands, Inc.	7,570
9	Zoe’s Kitchen, Inc.*	285
32	Zumiez, Inc.*	1,145
		857,155
	Consumer Staples — 1.4%

70	22nd Century Group, Inc.*	137
4	Alico, Inc.	143
136	Alliance One International, Inc.*	246
442	Altria Group, Inc.	22,215
44	Andersons, Inc. (The)	2,378
144	Archer-Daniels-Midland Co.	7,586
97	Avon Products, Inc.	949
83	B&G Foods, Inc.	2,375
13	Boston Beer Co., Inc. (The), Class A*	3,419
94	Boulder Brands, Inc.*	1,015
35	Brown-Forman Corp., Class B	3,397
21	Calavo Growers, Inc.	902
48	Cal-Maine Foods, Inc.	2,010
40	Campbell Soup Co.	1,811
60	Casey’s General Stores, Inc.	5,023
67	Central Garden and Pet Co., Class A*	553
28	Chefs’ Warehouse, Inc. (The)*	482
73	Chiquita Brands International, Inc.*	1,056
29	Clorox Co. (The)	2,947
7	Coca-Cola Bottling Co. Consolidated	662
879	Coca-Cola Co. (The)	39,406
50	Coca-Cola Enterprises, Inc.	2,197
191	Colgate-Palmolive Co.	13,292
94	ConAgra Foods, Inc.	3,433
37	Constellation Brands, Inc., Class A*	3,567
98	Costco Wholesale Corp.	13,928
17	Craft Brew Alliance, Inc.*	230
258	CVS Health Corp.	23,571
254	Darling Ingredients, Inc.*	4,724
145	Dean Foods Co.	2,472
34	Diamond Foods, Inc.*	1,013
43	Dr. Pepper Snapple Group, Inc.	3,182
40	Elizabeth Arden, Inc.*	695
50	Estee Lauder Cos., Inc. (The), Class A	3,707
29	Fairway Group Holdings Corp.*	108
12	Farmer Bros Co.*	342
34	Female Health Co. (The)	145
56	Fresh Del Monte Produce, Inc.	1,890
66	Fresh Market, Inc. (The)*	2,703
136	General Mills, Inc.	7,174
129	Harbinger Group, Inc.*	1,770
33	Hershey Co. (The)	3,309
30	Hormel Foods Corp.	1,592
49	IGI Laboratories, Inc.*	513
20	Ingles Markets, Inc., Class A	543
26	Inter Parfums, Inc.	667
24	Inventure Foods, Inc.*	331
23	J&J Snack Foods Corp.	2,416
23	J.M. Smucker Co. (The)	2,359
13	John B. Sanfilippo & Son, Inc.*	544
57	Kellogg Co.	3,776
27	Keurig Green Mountain, Inc.	3,838
83	Kimberly-Clark Corp.	9,677
132	Kraft Foods Group, Inc.	7,942
109	Kroger Co. (The)	6,522
29	Lancaster Colony Corp.	2,723
49	Liberator Medical Holdings, Inc.	137
7	Lifeway Foods, Inc.*	130
17	Limoneira Co.	436
80	Lorillard, Inc.	5,051
29	McCormick & Co., Inc. (Non-Voting)	2,156
45	Mead Johnson Nutrition Co.	4,673
20	Medifast, Inc.*	590
35	Molson Coors Brewing Co., Class B	2,707
376	Mondelez International, Inc., Class A	14,739
32	Monster Beverage Corp.*	3,589
18	National Beverage Corp.*	452
14	Natural Grocers by Vitamin Cottage, Inc.*	315
17	Nature’s Sunshine Products, Inc.	254
13	Nutraceutical International Corp.*	275
8	Oil-Dri Corp. of America	216
32	Omega Protein Corp.*	325
12	Orchids Paper Products Co.	326
36	Pantry, Inc. (The)*	956
336	PepsiCo, Inc.	33,634
348	Philip Morris International, Inc.	30,252
68	Post Holdings, Inc.*	2,720
29	PriceSmart, Inc.	2,812
603	Procter & Gamble Co. (The)	54,529
18	Revlon, Inc., Class A*	593
69	Reynolds American, Inc.	4,548
61	Roundy’s, Inc.*	246
51	Safeway, Inc.	1,777
36	Sanderson Farms, Inc.	3,125
13	Seneca Foods Corp., Class A*	352
74	Snyder’s-Lance, Inc.	2,241
58	SpartanNash Co.	1,353
313	SUPERVALU, Inc.*	2,930
27	Synutra International, Inc.*	144
131	Sysco Corp.	5,274
29	Tootsie Roll Industries, Inc.	845
65	TreeHouse Foods, Inc.*	5,262
65	Tyson Foods, Inc., Class A	2,752
77	United Natural Foods, Inc.*	5,790
36	Universal Corp.	1,440
9	USANA Health Sciences, Inc.*	960
107	Vector Group Ltd.	2,327
10	Village Super Market, Inc., Class A	240
196	Walgreen Co.	13,447
352	Wal-Mart Stores, Inc.	30,814
23	WD-40 Co.	1,750
17	Weis Markets, Inc.	784
80	Whole Foods Market, Inc.	3,922
		489,797
	Energy — 1.3%

143	Abraxas Petroleum Corp.*	475
3	Adams Resources & Energy, Inc.	133
40	Alon USA Energy, Inc.	558
342	Alpha Natural Resources, Inc.*	711
47	American Eagle Energy Corp.*	44
42	Amyris, Inc.*	116
113	Anadarko Petroleum Corp.	8,944
85	Apache Corp.	5,448

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
14	Apco Oil and Gas International, Inc.*	$195
61	Approach Resources, Inc.*	593
328	Arch Coal, Inc.	728
28	Ardmore Shipping Corp.	286
9	Aspen Aerogels, Inc.*	73
97	Baker Hughes, Inc.	5,529
49	Basic Energy Services, Inc.*	438
77	Bill Barrett Corp.*	780
51	Bonanza Creek Energy, Inc.*	1,388
183	BPZ Resources, Inc.*	110
55	Bristow Group, Inc.	3,525
71	C&J Energy Services, Inc.*	1,076
93	Cabot Oil & Gas Corp.	3,073
85	Callon Petroleum Co.*	417
45	Cameron International Corp.*	2,308
31	CARBO Ceramics, Inc.	1,179
70	Carrizo Oil & Gas, Inc.*	2,762
52	CHC Group Ltd.*	239
116	Chesapeake Energy Corp.	2,350
423	Chevron Corp.	46,052
19	Cimarex Energy Co.	1,994
9	Clayton Williams Energy, Inc.*	521
108	Clean Energy Fuels Corp.*	620
94	Cloud Peak Energy, Inc.*	1,097
74	Comstock Resources, Inc.	656
274	ConocoPhillips	18,103
51	CONSOL Energy, Inc.	1,996
27	Contango Oil & Gas Co.*	913
12	Dawson Geophysical Co.	162
92	Delek U.S. Holdings, Inc.	2,751
78	Denbury Resources, Inc.	644
86	Devon Energy Corp.	5,071
143	DHT Holdings, Inc.	897
15	Diamond Offshore Drilling, Inc.	441
65	Diamondback Energy, Inc.*	3,666
11	Dorian LPG Ltd.*	149
47	Eclipse Resources Corp.*	507
88	Emerald Oil, Inc.*	169
145	Energy XXI Ltd.	581
52	Ensco PLC, Class A	1,758
122	EOG Resources, Inc.	10,580
34	EQT Corp.	3,093
31	Era Group, Inc.*	653
30	Evolution Petroleum Corp.	236
235	EXCO Resources, Inc.	691
91	Exterran Holdings, Inc.	3,048
950	Exxon Mobil Corp.	86,013
52	FMC Technologies, Inc.*	2,484
184	Forest Oil Corp.*	105
92	Forum Energy Technologies, Inc.*	2,209
103	Frontline Ltd.*	128
83	FX Energy, Inc.*	216
65	GasLog Ltd.	1,147
108	Gastar Exploration, Inc.*	319
20	Geospace Technologies Corp.*	527
19	Glori Energy, Inc.*	76
54	Goodrich Petroleum Corp.*	327
58	Green Plains, Inc.	1,741
22	Gulf Island Fabrication, Inc.	429
42	GulfMark Offshore, Inc., Class A	1,094
403	Halcon Resources Corp.*	915
16	Hallador Energy Co.	174
189	Halliburton Co.	7,976
65	Harvest Natural Resources, Inc.*	144
163	Helix Energy Solutions Group, Inc.*	3,728
24	Helmerich & Payne, Inc.	1,669
248	Hercules Offshore, Inc.*	308
58	Hess Corp.	4,230
56	Hornbeck Offshore Services, Inc.*	1,486
16	Independence Contract Drilling, Inc.*	110
200	ION Geophysical Corp.*	494
1	Isramco, Inc.*	136
17	Jones Energy, Inc., Class A*	173
203	Key Energy Services, Inc.*	382
378	Kinder Morgan, Inc.	15,630
412	Kodiak Oil & Gas Corp.*	3,020
307	Magnum Hunter Resources Corp.*	1,228
150	Marathon Oil Corp.	4,338
63	Marathon Petroleum Corp.	5,676
113	Matador Resources Co.*	1,988
41	Matrix Service Co.*	866
367	McDermott International, Inc.*	1,303
57	Midstates Petroleum Co., Inc.*	131
46	Miller Energy Resources, Inc.*	107
20	Mitcham Industries, Inc.*	152
37	Murphy Oil Corp.	1,792
64	Nabors Industries Ltd.	840
96	National Oilwell Varco, Inc.	6,436
19	Natural Gas Services Group, Inc.*	440
127	Navios Maritime Acquisition Corp.	361
30	Newfield Exploration Co.*	817
131	Newpark Resources, Inc.*	1,372
57	Noble Corp. PLC	1,025
80	Noble Energy, Inc.	3,934
28	Nordic American Offshore Ltd.	367
138	Nordic American Tankers Ltd.	1,236
111	North Atlantic Drilling Ltd.	270
94	Northern Oil and Gas, Inc.*	817
23	Nuverra Environmental Solutions, Inc.*	210
174	Occidental Petroleum Corp.	13,880
46	ONEOK, Inc.	2,491
37	Pacific Ethanol, Inc.*	430
22	Panhandle Oil and Gas, Inc., Class A	388
187	Parker Drilling Co.*	664
82	Parsley Energy, Inc., Class A*	1,036
55	PDC Energy, Inc.*	1,623
101	Penn Virginia Corp.*	518
90	PetroQuest Energy, Inc.*	335
19	PHI, Inc. (Non-Voting)*	789
125	Phillips 66	9,127
97	Pioneer Energy Services Corp.*	586
32	Pioneer Natural Resources Co.	4,583
23	Profire Energy, Inc.*	77
37	QEP Resources, Inc.	756
194	Quicksilver Resources, Inc.*	58
38	Range Resources Corp.	2,495
53	Renewable Energy Group, Inc.*	505
120	Resolute Energy Corp.*	226
10	REX American Resources Corp.*	633
74	Rex Energy Corp.*	519
18	RigNet, Inc.*	737
31	Ring Energy, Inc.*	296
95	Rosetta Resources, Inc.*	2,795
36	RSP Permian, Inc.*	783
79	Sanchez Energy Corp.*	892
289	Schlumberger Ltd.	24,840

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
266	Scorpio Tankers, Inc.	$2,194
32	SEACOR Holdings, Inc.*	2,276
66	SemGroup Corp., Class A	4,883
91	Ship Finance International Ltd.	1,511
117	Solazyme, Inc.*	269
79	Southwestern Energy Co.*	2,542
149	Spectra Energy Corp.	5,644
87	Stone Energy Corp.*	1,375
68	Swift Energy Co.*	306
103	Synergy Resources Corp.*	1,010
96	Teekay Tankers Ltd., Class A	432
54	Tesco Corp.	761
29	Tesoro Corp.	2,222
122	TETRA Technologies, Inc.*	775
35	TransAtlantic Petroleum Ltd.*	242
76	Transocean Ltd.	1,597
117	Triangle Petroleum Corp.*	564
77	VAALCO Energy, Inc.*	441
118	Valero Energy Corp.	5,736
318	Vantage Drilling Co.*	245
20	Vertex Energy, Inc.*	73
54	W&T Offshore, Inc.	407
114	Warren Resources, Inc.*	234
82	Western Refining, Inc.	3,371
23	Westmoreland Coal Co.*	863
62	Willbros Group, Inc.*	282
150	Williams Cos., Inc. (The)	7,762
		443,702
	Financials — 3.7%

23	1st Source Corp.	702
89	Acadia Realty Trust (REIT)	2,844
75	ACE Ltd.	8,575
64	Actua Corp.*	1,079
12	Affiliated Managers Group, Inc.*	2,443
101	Aflac, Inc.	6,033
44	AG Mortgage Investment Trust, Inc. (REIT)	869
23	Agree Realty Corp. (REIT)	709
75	Alexander & Baldwin, Inc.	2,856
3	Alexander’s, Inc. (REIT)	1,206
97	Allstate Corp. (The)	6,611
2	Altisource Asset Management Corp.*	990
21	Altisource Portfolio Solutions S.A.*	1,098
88	Altisource Residential Corp. (REIT)	1,785
70	Ambac Financial Group, Inc.*	1,719
55	American Assets Trust, Inc. (REIT)	2,161
79	American Capital Mortgage Investment Corp. (REIT)	1,586
115	American Equity Investment Life Holding Co.	3,105
201	American Express Co.	18,576
318	American International Group, Inc.	17,426
12	American National Bankshares, Inc.	283
262	American Realty Capital Healthcare Trust, Inc. (REIT)	2,968
50	American Residential Properties, Inc. (REIT)*	888
88	American Tower Corp. (REIT)	9,241
42	Ameriprise Financial, Inc.	5,534
39	Ameris Bancorp	981
29	AMERISAFE, Inc.	1,209
13	Ames National Corp.	307
30	AmREIT, Inc. (REIT)	799
46	AmTrust Financial Services, Inc.	2,361
198	Anworth Mortgage Asset Corp. (REIT)	1,069
65	Aon PLC	6,012
33	Apartment Investment & Management Co., Class A (REIT)	1,229
71	Apollo Commercial Real Estate Finance, Inc. (REIT)	1,184
50	Apollo Residential Mortgage, Inc. (REIT)	826
44	Ares Commercial Real Estate Corp. (REIT)	526
40	Argo Group International Holdings Ltd.	2,258
34	Arlington Asset Investment Corp., Class A	947
39	Armada Hoffler Properties, Inc. (REIT)	370
552	ARMOUR Residential REIT, Inc. (REIT)	2,169
17	Arrow Financial Corp.	440
39	Ashford Hospitality Prime, Inc. (REIT)	684
108	Ashford Hospitality Trust, Inc. (REIT)	1,132
1	Ashford, Inc.*	137
89	Associated Estates Realty Corp. (REIT)	1,995
16	Assurant, Inc.	1,081
134	Astoria Financial Corp.	1,773
18	Atlas Financial Holdings, Inc.*	264
17	AV Homes, Inc.*	254
29	AvalonBay Communities, Inc. (REIT)	4,663
30	Aviv REIT, Inc. (REIT)	1,011
14	Baldwin & Lyons, Inc., Class B	358
43	Banc of California, Inc.	473
11	BancFirst Corp.	704
46	Banco Latinoamericano de Comercio Exterior S.A., Class E	1,481
51	Bancorp, Inc. (The)/DE*	457
148	BancorpSouth, Inc.	3,240
72	Bank Mutual Corp.	465
2,343	Bank of America Corp.	39,925
10	Bank of Kentucky Financial Corp. (The)	466
9	Bank of Marin Bancorp	457
252	Bank of New York Mellon Corp. (The)	10,088
123	Bank of the Ozarks, Inc.	4,453
29	BankFinancial Corp.	330
30	Banner Corp.	1,236
160	BB&T Corp.	6,014
123	BBCN Bancorp, Inc.	1,712
12	BBX Capital Corp., Class A*	198
45	Beneficial Mutual Bancorp, Inc.*	612
406	Berkshire Hathaway, Inc., Class B*	60,368
39	Berkshire Hills Bancorp, Inc.	990
269	BGC Partners, Inc., Class A	2,343
28	BlackRock, Inc.	10,054
44	Blue Hills Bancorp, Inc.*	582
31	BNC Bancorp	526
22	BofI Holding, Inc.*	1,736
124	Boston Private Financial Holdings, Inc.	1,582
34	Boston Properties, Inc. (REIT)	4,408
18	Bridge Bancorp, Inc.	459

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
15	Bridge Capital Holdings*	$346
109	Brookline Bancorp, Inc.	1,037
21	Bryn Mawr Bank Corp.	618
5	C1 Financial, Inc.*	91
26	Calamos Asset Management, Inc., Class A	351
11	Camden National Corp.	398
100	Campus Crest Communities, Inc. (REIT)	768
37	Capital Bank Financial Corp., Class A*	938
16	Capital City Bank Group, Inc.	231
125	Capital One Financial Corp.	10,400
221	Capitol Federal Financial, Inc.	2,767
148	Capstead Mortgage Corp. (REIT)	1,925
49	Cardinal Financial Corp.	895
31	CareTrust REIT, Inc. (REIT)*	501
48	Cascade Bancorp*	234
43	Cash America International, Inc.	1,050
29	CatchMark Timber Trust, Inc., Class A (REIT)	322
123	Cathay General Bancorp	3,122
62	CBRE Group, Inc., Class A*	2,092
122	Cedar Realty Trust, Inc. (REIT)	828
55	CenterState Banks, Inc.	615
26	Central Pacific Financial Corp.	498
5	Century Bancorp, Inc./MA, Class A	195
366	Chambers Street Properties (REIT)	2,932
256	Charles Schwab Corp. (The)	7,250
30	Charter Financial Corp./MD	336
53	Chatham Lodging Trust (REIT)	1,418
51	Chemical Financial Corp.	1,477
85	Chesapeake Lodging Trust (REIT)	2,878
54	Chubb Corp. (The)	5,565
9	CIFC Corp.	80
33	Cincinnati Financial Corp.	1,681
675	Citigroup, Inc.	36,430
19	Citizens & Northern Corp.	370
68	Citizens, Inc./TX*	496
24	City Holding Co.	1,050
41	Clifton Bancorp, Inc.	518
70	CME Group, Inc.	5,925
22	CNB Financial Corp./PA	389
337	CNO Financial Group, Inc.	5,844
55	CoBiz Financial, Inc.	631
30	Cohen & Steers, Inc.	1,298
166	Colony Financial, Inc. (REIT)	4,075
81	Columbia Banking System, Inc.	2,225
40	Comerica, Inc.	1,864
63	Community Bank System, Inc.	2,330
24	Community Trust Bancorp, Inc.	868
18	CommunityOne Bancorp*	188
35	ConnectOne Bancorp, Inc.	647
7	Consolidated-Tomoka Land Co.	375
32	Consumer Portfolio Services, Inc.*	234
49	CorEnergy Infrastructure Trust, Inc. (REIT)	327
32	CoreSite Realty Corp. (REIT)	1,218
340	Cousins Properties, Inc. (REIT)	4,162
178	Cowen Group, Inc., Class A*	755
43	Crawford & Co., Class B	386
11	Credit Acceptance Corp.*	1,647
74	Crown Castle International Corp. (REIT)	6,149
15	CU Bancorp*	294
251	CubeSmart (REIT)	5,407
39	Customers Bancorp, Inc.*	702
164	CVB Financial Corp.	2,488
51	CyrusOne, Inc. (REIT)	1,400
251	CYS Investments, Inc. (REIT)	2,317
128	DCT Industrial Trust, Inc. (REIT)	4,352
4	Diamond Hill Investment Group, Inc.	543
303	DiamondRock Hospitality Co. (REIT)	4,524
51	Dime Community Bancshares, Inc.	773
103	Discover Financial Services	6,752
13	Donegal Group, Inc., Class A	204
99	DuPont Fabros Technology, Inc. (REIT)	3,226
85	Dynex Capital, Inc. (REIT)	731
64	E*TRADE Financial Corp.*	1,460
35	Eagle Bancorp, Inc.*	1,201
48	EastGroup Properties, Inc. (REIT)	3,227
216	Education Realty Trust, Inc. (REIT)	2,514
27	eHealth, Inc.*	698
8	EMC Insurance Group, Inc.	238
142	Empire State Realty Trust, Inc., Class A (REIT)	2,380
49	Employers Holdings, Inc.	994
40	Encore Capital Group, Inc.*	1,716
41	Enova International, Inc.*	933
13	Enstar Group Ltd.*	1,897
12	Enterprise Bancorp, Inc./MA	281
31	Enterprise Financial Services Corp.	589
88	EPR Properties (REIT)	4,927
95	Equity One, Inc. (REIT)	2,302
81	Equity Residential (REIT)	5,738
20	ESB Financial Corp.	359
64	Essent Group Ltd.*	1,613
14	Essex Property Trust, Inc. (REIT)	2,834
141	EverBank Financial Corp.	2,656
51	Evercore Partners, Inc., Class A	2,576
94	Excel Trust, Inc. (REIT)	1,232
79	EZCORP, Inc., Class A*	860
15	FBL Financial Group, Inc., Class A	771
12	FBR & Co.*	299
13	FCB Financial Holdings, Inc., Class A*	314
16	Federal Agricultural Mortgage Corp., Class C	487
21	Federated National Holding Co.	530
192	FelCor Lodging Trust, Inc. (REIT)	2,001
17	Fidelity & Guaranty Life	426
26	Fidelity Southern Corp.	397
186	Fifth Third Bancorp	3,742
80	Financial Engines, Inc.	2,614
21	Financial Institutions, Inc.	498
165	First American Financial Corp.	5,282
15	First Bancorp, Inc./ME	262
161	First BanCorp./Puerto Rico*	826
30	First Bancorp/NC	512
112	First Busey Corp.	734
6	First Business Financial Services, Inc.	259
45	First Cash Financial Services, Inc.*	2,600
12	First Citizens BancShares, Inc., Class A	3,043
145	First Commonwealth Financial Corp.	1,317
25	First Community Bancshares, Inc./VA	387

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
25	First Connecticut Bancorp, Inc./CT	$374
15	First Defiance Financial Corp.	451
89	First Financial Bancorp	1,576
99	First Financial Bankshares, Inc.	2,987
18	First Financial Corp./IN	602
21	First Financial Northwest, Inc.	247
170	First Industrial Realty Trust, Inc. (REIT)	3,375
28	First Interstate BancSystem, Inc., Class A	787
56	First Merchants Corp.	1,201
116	First Midwest Bancorp, Inc./IL	1,941
23	First NBC Bank Holding Co.*	837
19	First of Long Island Corp. (The)	480
91	First Potomac Realty Trust (REIT)	1,127
256	FirstMerit Corp.	4,580
31	Flagstar Bancorp, Inc.*	472
47	Flushing Financial Corp.	903
268	FNB Corp./PA	3,374
54	Forestar Group, Inc.*	864
19	Fox Chase Bancorp, Inc.	314
15	Franklin Financial Corp./VA*	298
88	Franklin Resources, Inc.	5,004
139	Franklin Street Properties Corp. (REIT)	1,671
70	FXCM, Inc., Class A	1,127
36	Gain Capital Holdings, Inc.	318
10	GAMCO Investors, Inc., Class A	862
140	General Growth Properties, Inc. (REIT)	3,746
111	Genworth Financial, Inc., Class A*	1,009
112	Geo Group, Inc. (The) (REIT)	4,512
20	German American Bancorp, Inc.	565
40	Getty Realty Corp. (REIT)	725
118	GFI Group, Inc.	588
115	Glacier Bancorp, Inc.	3,149
27	Gladstone Commercial Corp. (REIT)	477
224	Glimcher Realty Trust (REIT)	3,082
13	Global Indemnity PLC*	350
91	Goldman Sachs Group, Inc. (The)	17,145
106	Government Properties Income Trust (REIT)	2,408
182	Gramercy Property Trust, Inc. (REIT)	1,074
16	Great Southern Bancorp, Inc.	596
7	Green Bancorp, Inc.*	111
48	Green Dot Corp., Class A*	1,056
44	Greenhill & Co., Inc.	1,950
44	Greenlight Capital Re Ltd., Class A*	1,387
23	Guaranty Bancorp	341
22	Hallmark Financial Services, Inc.*	259
53	Hampton Roads Bankshares, Inc.*	85
127	Hancock Holding Co.	4,154
49	Hanmi Financial Corp.	985
34	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	479
100	Hartford Financial Services Group, Inc. (The)	4,130
149	Hatteras Financial Corp. (REIT)	2,855
14	HCI Group, Inc.	566
102	HCP, Inc. (REIT)	4,570
72	Health Care REIT, Inc. (REIT)	5,304
148	Healthcare Realty Trust, Inc. (REIT)	3,909
24	Heartland Financial USA, Inc.	602
32	Heritage Commerce Corp.	264
47	Heritage Financial Corp./WA	796
11	Heritage Insurance Holdings, Inc.*	191
35	Heritage Oaks Bancorp	254
310	Hersha Hospitality Trust (REIT)	2,297
51	HFF, Inc., Class A	1,758
139	Highwoods Properties, Inc. (REIT)	5,999
105	Hilltop Holdings, Inc.*	2,140
84	Home BancShares, Inc./AR	2,660
110	Home Loan Servicing Solutions Ltd.	2,149
23	HomeStreet, Inc.	375
32	HomeTrust Bancshares, Inc.*	501
63	Horace Mann Educators Corp.	1,972
14	Horizon Bancorp/IN	341
169	Host Hotels & Resorts, Inc. (REIT)	3,928
107	Hudson City Bancorp, Inc.	1,048
85	Hudson Pacific Properties, Inc. (REIT)	2,390
23	Hudson Valley Holding Corp.	575
182	Huntington Bancshares, Inc./OH	1,840
49	Iberiabank Corp.	3,201
12	Independence Holding Co.	165
37	Independent Bank Corp./MA	1,466
35	Independent Bank Corp./MI	425
14	Independent Bank Group, Inc.	601
18	Infinity Property & Casualty Corp.	1,308
135	Inland Real Estate Corp. (REIT)	1,457
25	Intercontinental Exchange, Inc.	5,650
84	International Bancshares Corp.	2,144
24	INTL FCStone, Inc.*	424
96	Invesco Ltd.	3,875
190	Invesco Mortgage Capital, Inc. (REIT)	3,141
56	Investment Technology Group, Inc.*	1,106
554	Investors Bancorp, Inc.	5,989
173	Investors Real Estate Trust (REIT)	1,412
41	Iron Mountain, Inc. (REIT)	1,558
131	iStar Financial, Inc. (REIT)*	1,872
231	Janus Capital Group, Inc.	3,631
18	JG Wentworth Co.*	172
838	JPMorgan Chase & Co.	50,414
6	Kansas City Life Insurance Co.	286
70	KCG Holdings, Inc., Class A*	773
22	Kearny Financial Corp.*	311
72	Kemper Corp.	2,539
111	Kennedy-Wilson Holdings, Inc.	2,885
195	KeyCorp	2,633
92	Kimco Realty Corp. (REIT)	2,341
51	Kite Realty Group Trust (REIT)	1,391
24	Ladder Capital Corp., Class A*	454
154	Ladenburg Thalmann Financial Services, Inc.*	514
59	Lakeland Bancorp, Inc.	651
26	Lakeland Financial Corp.	1,029
161	LaSalle Hotel Properties (REIT)	6,500
23	Legg Mason, Inc.	1,305
71	Leucadia National Corp.	1,642
318	Lexington Realty Trust (REIT)	3,498
58	Lincoln National Corp.	3,285
68	Loews Corp.	2,832
54	LTC Properties, Inc. (REIT)	2,257
29	M&T Bank Corp.	3,655
40	Macatawa Bank Corp.	202

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
31	Macerich Co. (The) (REIT)	$2,451
137	Mack-Cali Realty Corp. (REIT)	2,633
77	Maiden Holdings Ltd.	1,006
32	MainSource Financial Group, Inc.	570
21	Manning & Napier, Inc.	322
12	Marcus & Millichap, Inc.*	372
58	MarketAxess Holdings, Inc.	3,803
13	Marlin Business Services Corp.	242
121	Marsh & McLennan Cos., Inc.	6,847
103	MB Financial, Inc.	3,245
60	McGraw Hill Financial, Inc.	5,608
77	Meadowbrook Insurance Group, Inc.	469
267	Medical Properties Trust, Inc. (REIT)	3,701
26	Mercantile Bank Corp.	498
8	Merchants Bancshares, Inc./VT	228
31	Meridian Bancorp, Inc.*	340
9	Meta Financial Group, Inc.	317
251	MetLife, Inc.	13,958
22	Metro Bancorp, Inc.*	551
523	MGIC Investment Corp.*	4,869
13	MidSouth Bancorp, Inc.	230
11	MidWestOne Financial Group, Inc.	303
11	Moelis & Co., Class A	355
86	Monmouth Real Estate Investment Corp. (REIT)	964
61	Montpelier Re Holdings Ltd.	2,077
41	Moody’s Corp.	4,141
341	Morgan Stanley	11,996
26	NASDAQ OMX Group, Inc. (The)	1,168
64	National Bank Holdings Corp., Class A	1,231
11	National Bankshares, Inc.	330
55	National General Holdings Corp.	1,031
51	National Health Investors, Inc. (REIT)	3,380
11	National Interstate Corp.	315
192	National Penn Bancshares, Inc.	1,958
3	National Western Life Insurance Co., Class A	771
93	Navient Corp.	1,949
16	Navigators Group, Inc. (The)*	1,169
68	NBT Bancorp, Inc.	1,653
32	Nelnet, Inc., Class A	1,467
218	New Residential Investment Corp. (REIT)	2,825
140	New York Mortgage Trust, Inc. (REIT)	1,126
251	New York REIT, Inc. (REIT)	2,698
52	NewBridge Bancorp*	420
41	NewStar Financial, Inc.*	461
16	Nicholas Financial, Inc.*	199
78	NMI Holdings, Inc., Class A*	679
49	Northern Trust Corp.	3,319
78	Northfield Bancorp, Inc.	1,099
11	Northrim BanCorp, Inc.	301
146	Northwest Bancshares, Inc.	1,838
21	OceanFirst Financial Corp.	338
70	OFG Bancorp	1,046
13	Old Line Bancshares, Inc.	200
182	Old National Bancorp/IN	2,584
18	OmniAmerican Bancorp, Inc.	484
19	One Liberty Properties, Inc. (REIT)	436
35	OneBeacon Insurance Group Ltd., Class A	557
16	Oppenheimer Holdings, Inc., Class A	366
8	Opus Bank*	215
71	Oritani Financial Corp.	1,033
17	Owens Realty Mortgage, Inc. (REIT)	250
28	Pacific Continental Corp.	388
27	Pacific Premier Bancorp, Inc.*	430
7	Palmetto Bancshares, Inc.	110
20	Park National Corp.	1,629
69	Park Sterling Corp.	493
122	Parkway Properties, Inc./MD (REIT)	2,377
19	Peapack Gladstone Financial Corp.	337
105	Pebblebrook Hotel Trust (REIT)	4,533
7	Penns Woods Bancorp, Inc.	311
106	Pennsylvania Real Estate Investment Trust (REIT)	2,477
21	PennyMac Financial Services, Inc., Class A*	336
114	PennyMac Mortgage Investment Trust (REIT)	2,470
21	Peoples Bancorp, Inc./OH	508
12	Peoples Financial Services Corp.	573
69	People’s United Financial, Inc.	1,020
89	PHH Corp.*	2,061
9	Phoenix Cos., Inc. (The)*	548
73	Physicians Realty Trust (REIT)	1,129
35	PICO Holdings, Inc.*	641
55	Pinnacle Financial Partners, Inc.	2,072
23	Piper Jaffray Cos.*	1,320
38	Platinum Underwriters Holdings Ltd.	2,818
39	Plum Creek Timber Co., Inc. (REIT)	1,626
120	PNC Financial Services Group, Inc. (The)	10,496
63	Potlatch Corp. (REIT)	2,618
77	PRA Group, Inc.*	4,506
18	Preferred Bank/CA	459
84	Primerica, Inc.	4,404
61	Principal Financial Group, Inc.	3,249
111	PrivateBancorp, Inc.	3,491
120	Progressive Corp. (The)	3,269
111	Prologis, Inc. (REIT)	4,693
108	Prosperity Bancshares, Inc.	6,067
93	Provident Financial Services, Inc.	1,607
102	Prudential Financial, Inc.	8,668
30	PS Business Parks, Inc. (REIT)	2,442
32	Public Storage (REIT)	6,004
18	Pzena Investment Management, Inc., Class A	156
19	QTS Realty Trust, Inc., Class A (REIT)	618
295	Radian Group, Inc.	5,030
127	RAIT Financial Trust (REIT)	939
119	Ramco-Gershenson Properties Trust (REIT)	2,130
15	RCS Capital Corp., Class A	149
16	RE/MAX Holdings, Inc., Class A	535
128	Redwood Trust, Inc. (REIT)	2,502
16	Regional Management Corp.*	217
307	Regions Financial Corp.	3,091
49	Renasant Corp.	1,381
15	Republic Bancorp, Inc./KY, Class A	341
48	Republic First Bancorp, Inc.*	182

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
21	Resource America, Inc., Class A	$186
200	Resource Capital Corp. (REIT)	1,054
140	Retail Opportunity Investments Corp. (REIT)	2,304
71	Rexford Industrial Realty, Inc. (REIT)	1,078
66	RLI Corp.	3,031
202	RLJ Lodging Trust (REIT)	6,652
57	Rouse Properties, Inc. (REIT)	1,043
67	Ryman Hospitality Properties, Inc. (REIT)	3,489
46	S&T Bancorp, Inc.	1,264
84	Sabra Health Care REIT, Inc. (REIT)	2,378
32	Safeguard Scientifics, Inc.*	622
20	Safety Insurance Group, Inc.	1,190
39	Sandy Spring Bancorp, Inc.	927
15	Saul Centers, Inc. (REIT)	821
30	Seacoast Banking Corp. of Florida*	380
57	Select Income REIT (REIT)	1,317
87	Selective Insurance Group, Inc.	2,329
3	ServisFirst Bancshares, Inc.	95
19	Sierra Bancorp	302
59	Silver Bay Realty Trust Corp. (REIT)	981
9	Silvercrest Asset Management Group, Inc., Class A	129
25	Simmons First National Corp., Class A	1,012
69	Simon Property Group, Inc. (REIT)	12,475
37	South State Corp.	2,291
29	Southside Bancshares, Inc.	938
31	Southwest Bancorp, Inc./OK	524
51	Sovran Self Storage, Inc. (REIT)	4,336
38	Springleaf Holdings, Inc.*	1,507
11	Square 1 Financial, Inc., Class A*	235
98	St. Joe Co. (The)*	1,822
88	STAG Industrial, Inc. (REIT)	2,098
60	Starwood Waypoint Residential Trust (REIT)	1,529
23	State Auto Financial Corp.	453
50	State Bank Financial Corp.	930
94	State Street Corp.	7,213
129	Sterling Bancorp/DE	1,726
33	Stewart Information Services Corp.	1,171
101	Stifel Financial Corp.*	4,902
23	Stock Yards Bancorp, Inc.	720
15	Stonegate Bank	413
22	Stonegate Mortgage Corp.*	263
382	Strategic Hotels & Resorts, Inc. (REIT)*	5,073
18	Suffolk Bancorp	372
132	Summit Hotel Properties, Inc. (REIT)	1,531
13	Sun Bancorp, Inc./NJ*	241
74	Sun Communities, Inc. (REIT)	4,358
318	Sunstone Hotel Investors, Inc. (REIT)	5,091
118	SunTrust Banks, Inc.	4,636
290	Susquehanna Bancshares, Inc.	3,819
45	SWS Group, Inc.*	315
117	Symetra Financial Corp.	2,651
59	T. Rowe Price Group, Inc.	4,925
28	Talmer Bancorp, Inc., Class A	389
21	Tejon Ranch Co.*	596
51	Terreno Realty Corp. (REIT)	1,061
14	Territorial Bancorp, Inc.	291
67	Texas Capital Bancshares, Inc.*	3,694
88	Third Point Reinsurance Ltd.*	1,303
12	Tiptree Financial, Inc., Class A*	88
23	Tompkins Financial Corp.	1,128
29	Torchmark Corp.	1,559
46	Towne Bank/VA	663
29	Trade Street Residential, Inc. (REIT)	219
76	Travelers Cos., Inc. (The)	7,938
10	Tree.com, Inc.*	453
35	Trico Bancshares	868
34	TriState Capital Holdings, Inc.*	343
146	TrustCo Bank Corp./NY	994
104	Trustmark Corp.	2,427
401	U.S. Bancorp/MN	17,724
58	UMB Financial Corp.	3,218
30	UMH Properties, Inc. (REIT)	287
258	Umpqua Holdings Corp.	4,383
72	Union Bankshares Corp.	1,659
107	United Bankshares, Inc./WV	3,734
77	United Community Banks, Inc./GA	1,355
78	United Community Financial Corp./OH	399
81	United Financial Bancorp, Inc.	1,116
32	United Fire Group, Inc.	892
26	United Insurance Holdings Corp.	488
19	Universal Health Realty Income Trust (REIT)	918
48	Universal Insurance Holdings, Inc.	931
25	Univest Corp. of Pennsylvania	485
57	Unum Group	1,894
39	Urstadt Biddle Properties, Inc., Class A (REIT)	865
351	Valley National Bancorp	3,419
66	Ventas, Inc. (REIT)	4,722
62	ViewPoint Financial Group, Inc.	1,478
11	Virtus Investment Partners, Inc.	1,694
39	Vornado Realty Trust (REIT)	4,351
29	Walker & Dunlop, Inc.*	458
58	Walter Investment Management Corp.*	1,081
157	Washington Federal, Inc.	3,397
103	Washington Real Estate Investment Trust (REIT)	2,768
23	Washington Trust Bancorp, Inc.	832
53	Waterstone Financial, Inc.	655
140	Webster Financial Corp.	4,406
1,058	Wells Fargo & Co.	57,640
41	WesBanco, Inc.	1,362
25	West Bancorp., Inc.	391
41	Westamerica Bancorp.	1,993
117	Western Alliance Bancorp.*	3,092
64	Western Asset Mortgage Capital Corp. (REIT)	1,002
11	Westwood Holdings Group, Inc.	655
118	Weyerhaeuser Co. (REIT)	4,167
35	Whitestone REIT (REIT)	520
109	Wilshire Bancorp, Inc.	1,044
72	Wintrust Financial Corp.	3,218
166	WisdomTree Investments, Inc.	2,522
12	World Acceptance Corp.*	916
14	WSFS Financial Corp.	1,051
59	XL Group PLC	2,096
31	Yadkin Financial Corp.*	589

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
45	Zions Bancorp.	$1,263
		1,310,306
	Health Care — 2.8%

35	Abaxis, Inc.	2,009
335	Abbott Laboratories	14,911
355	AbbVie, Inc.	24,566
62	Abiomed, Inc.*	2,202
66	Acadia Healthcare Co., Inc.*	4,093
122	ACADIA Pharmaceuticals, Inc.*	3,644
35	Accelerate Diagnostics, Inc.*	708
25	Acceleron Pharma, Inc.*	968
119	Accuray, Inc.*	820
38	AcelRx Pharmaceuticals, Inc.*	253
11	Achaogen, Inc.*	101
150	Achillion Pharmaceuticals, Inc.*	1,930
64	Acorda Therapeutics, Inc.*	2,333
59	Actavis PLC*	15,966
33	Actinium Pharmaceuticals, Inc.*	189
5	Adamas Pharmaceuticals, Inc.*	73
10	Addus HomeCare Corp.*	231
9	Adeptus Health, Inc., Class A*	274
46	Aegerion Pharmaceuticals, Inc.*	969
16	Aerie Pharmaceuticals, Inc.*	422
79	Aetna, Inc.	6,892
112	Affymetrix, Inc.*	1,023
96	Agenus, Inc.*	284
74	Agilent Technologies, Inc.	3,163
21	Agios Pharmaceuticals, Inc.*	2,117
61	Air Methods Corp.*	2,707
12	Akebia Therapeutics, Inc.*	145
96	Akorn, Inc.*	3,847
36	Albany Molecular Research, Inc.*	586
12	Alder Biopharmaceuticals, Inc.*	196
44	Alexion Pharmaceuticals, Inc.*	8,576
41	Alimera Sciences, Inc.*	241
66	Allergan, Inc.	14,117
8	Alliance HealthCare Services, Inc.*	180
13	Almost Family, Inc.*	359
34	AMAG Pharmaceuticals, Inc.*	1,265
42	Amedisys, Inc.*	1,068
47	AmerisourceBergen Corp.	4,279
169	Amgen, Inc.	27,937
72	AMN Healthcare Services, Inc.*	1,233
14	Amphastar Pharmaceuticals, Inc.*	146
63	Ampio Pharmaceuticals, Inc.*	214
65	Amsurg Corp.*	3,352
51	Anacor Pharmaceuticals, Inc.*	1,758
19	Analogic Corp.	1,384
38	AngioDynamics, Inc.*	665
11	ANI Pharmaceuticals, Inc.*	595
22	Anika Therapeutics, Inc.*	900
180	Antares Pharma, Inc.*	414
9	Applied Genetic Technologies Corp.*	182
44	Aratana Therapeutics, Inc.*	583
8	Ardelyx, Inc.*	214
340	Arena Pharmaceuticals, Inc.*	1,425
255	ARIAD Pharmaceuticals, Inc.*	1,813
195	Array BioPharma, Inc.*	786
80	Arrowhead Research Corp.*	466
42	AtriCure, Inc.*	787
2	Atrion Corp.	650
14	Auspex Pharmaceuticals, Inc.*	339
78	Auxilium Pharmaceuticals, Inc.*	2,696
11	Avalanche Biotechnologies, Inc.*	434
298	Avanir Pharmaceuticals, Inc.*	4,446
121	Baxter International, Inc.	8,833
43	Becton, Dickinson and Co.	6,034
108	BioCryst Pharmaceuticals, Inc.*	1,167
65	BioDelivery Sciences International, Inc.*	998
53	Biogen Idec, Inc.*	16,308
113	Bio-Path Holdings, Inc.*	278
38	Bio-Reference Laboratories, Inc.*	1,075
106	BioScrip, Inc.*	687
6	BioSpecifics Technologies Corp.*	228
41	BioTelemetry, Inc.*	405
80	BioTime, Inc.*	258
34	Bluebird Bio, Inc.*	1,402
295	Boston Scientific Corp.*	3,797
369	Bristol-Myers Squibb Co.	21,789
17	C.R. Bard, Inc.	2,845
47	Cambrex Corp.*	1,069
52	Cantel Medical Corp.	2,264
45	Capital Senior Living Corp.*	1,145
8	Cara Therapeutics, Inc.*	74
75	Cardinal Health, Inc.	6,164
43	Cardiovascular Systems, Inc.*	1,318
45	CareFusion Corp.*	2,663
20	Castlight Health, Inc., Class B*	249
76	Catalent, Inc.*	2,188
178	Celgene Corp.*	20,237
138	Celldex Therapeutics, Inc.*	2,799
15	Cellular Dynamics International, Inc.*	99
35	Cempra, Inc.*	504
108	Cepheid, Inc.*	5,949
68	Cerner Corp.*	4,379
112	Cerus Corp.*	507
27	Chemed Corp.	2,973
42	ChemoCentryx, Inc.*	194
42	Chimerix, Inc.*	1,480
59	Cigna Corp.	6,071
38	Clovis Oncology, Inc.*	1,808
17	Computer Programs & Systems, Inc.	999
42	CONMED Corp.	1,782
82	Corcept Therapeutics, Inc.*	248
17	CorVel Corp.*	589
101	Covidien PLC	10,201
48	Cross Country Healthcare, Inc.*	512
43	CryoLife, Inc.	434
207	CTI BioPharma Corp.*	453
41	Cyberonics, Inc.*	2,183
35	Cynosure, Inc., Class A*	965
53	Cytokinetics, Inc.*	248
104	Cytori Therapeutics, Inc.*	45
86	CytRx Corp.*	216
38	DaVita HealthCare Partners, Inc.*	2,908
32	DENTSPLY International, Inc.	1,759
90	Depomed, Inc.*	1,394
35	Derma Sciences, Inc.*	287
116	DexCom, Inc.*	5,969
5	Dicerna Pharmaceuticals, Inc.*	59
210	Dyax Corp.*	2,948
42	Dynavax Technologies Corp.*	618
24	Edwards Lifesciences Corp.*	3,112
6	Egalet Corp.*	36
7	Eleven Biotherapeutics, Inc.*	80
219	Eli Lilly & Co.	14,918
45	Emergent Biosolutions, Inc.*	1,119

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
16	Enanta Pharmaceuticals, Inc.*	$751
57	Endocyte, Inc.*	370
99	Endologix, Inc.*	1,270
31	Ensign Group, Inc. (The)	1,222
53	Enzo Biochem, Inc.*	241
20	Epizyme, Inc.*	457
9	Esperion Therapeutics, Inc.*	285
128	Exact Sciences Corp.*	3,177
15	Exactech, Inc.*	333
54	ExamWorks Group, Inc.*	2,125
301	Exelixis, Inc.*	500
166	Express Scripts Holding Co.*	13,803
27	Five Prime Therapeutics, Inc.*	555
67	Five Star Quality Care, Inc.*	295
7	Flexion Therapeutics, Inc.*	120
43	Fluidigm Corp.*	1,326
22	Foundation Medicine, Inc.*	520
28	Galectin Therapeutics, Inc.*	111
182	Galena Biopharma, Inc.*	324
64	GenMark Diagnostics, Inc.*	727
6	Genocea Biosciences, Inc.*	54
26	Genomic Health, Inc.*	865
49	Gentiva Health Services, Inc.*	951
243	Geron Corp.*	894
337	Gilead Sciences, Inc.*	33,808
102	Globus Medical, Inc., Class A*	2,350
38	Greatbatch, Inc.*	1,884
80	Haemonetics Corp.*	2,954
160	Halozyme Therapeutics, Inc.*	1,405
54	Hanger, Inc.*	1,158
16	HealthEquity, Inc.*	397
136	HealthSouth Corp.	5,594
33	HealthStream, Inc.*	945
49	Healthways, Inc.*	763
26	HeartWare International, Inc.*	1,912
36	Heron Therapeutics, Inc.*	278
136	HMS Holdings Corp.*	2,837
101	Horizon Pharma PLC*	1,291
38	Hospira, Inc.*	2,266
34	Humana, Inc.	4,691
21	Hyperion Therapeutics, Inc.*	430
21	ICU Medical, Inc.*	1,757
93	Idera Pharmaceuticals, Inc.*	289
9	Immune Design Corp.*	286
133	ImmunoGen, Inc.*	1,369
128	Immunomedics, Inc.*	529
108	Impax Laboratories, Inc.*	3,451
9	Imprivata, Inc.*	133
75	Infinity Pharmaceuticals, Inc.*	1,126
8	Inogen, Inc.*	194
93	Inovio Pharmaceuticals, Inc.*	900
77	Insmed, Inc.*	1,086
86	Insulet Corp.*	4,007
15	Insys Therapeutics, Inc.*	581
39	Integra LifeSciences Holdings Corp.*	1,920
9	Intersect ENT, Inc.*	156
26	Intra-Cellular Therapies, Inc.*	374
55	Intrexon Corp.*	1,459
8	Intuitive Surgical, Inc.*	4,142
50	Invacare Corp.	756
26	IPC The Hospitalist Co., Inc.*	1,146
185	Ironwood Pharmaceuticals, Inc.*	2,560
182	Isis Pharmaceuticals, Inc.*	9,426
628	Johnson & Johnson	67,981
14	K2M Group Holdings, Inc.*	265
21	Karyopharm Therapeutics, Inc.*	879
141	Keryx Biopharmaceuticals, Inc.*	2,242
16	Kindred Biosciences, Inc.*	154
100	Kindred Healthcare, Inc.	1,989
13	Kite Pharma, Inc.*	546
27	KYTHERA Biopharmaceuticals, Inc.*	1,033
19	Laboratory Corp. of America Holdings*	1,988
15	Landauer, Inc.	495
40	Lannett Co., Inc.*	1,965
26	LDR Holding Corp.*	848
353	Lexicon Pharmaceuticals, Inc.*	360
19	LHC Group, Inc.*	447
32	Ligand Pharmaceuticals, Inc.*	1,723
6	Loxo Oncology, Inc.*	62
58	Luminex Corp.*	1,073
31	MacroGenics, Inc.*	876
43	Magellan Health, Inc.*	2,631
25	Mallinckrodt PLC*	2,305
353	MannKind Corp.*	2,171
75	Masimo Corp.*	1,969
52	McKesson Corp.	10,960
94	MedAssets, Inc.*	1,818
101	Medicines Co. (The)*	2,708
84	Medidata Solutions, Inc.*	3,588
218	Medtronic, Inc.	16,104
643	Merck & Co., Inc.	38,837
109	Merge Healthcare, Inc.*	342
64	Meridian Bioscience, Inc.	1,053
66	Merit Medical Systems, Inc.*	977
152	Merrimack Pharmaceuticals, Inc.*	1,392
144	MiMedx Group, Inc.*	1,593
11	Mirati Therapeutics, Inc.*	163
47	Molina Healthcare, Inc.*	2,403
74	Momenta Pharmaceuticals, Inc.*	868
20	MWI Veterinary Supply, Inc.*	3,268
83	Mylan, Inc.*	4,865
16	NanoString Technologies, Inc.*	239
62	NanoViricides, Inc.*	198
16	National Healthcare Corp.	964
15	National Research Corp., Class A*	212
50	Natus Medical, Inc.*	1,711
233	Navidea Biopharmaceuticals, Inc.*	289
196	Nektar Therapeutics*	3,267
57	Neogen Corp.*	2,526
37	NeoStem, Inc.*	146
106	Neuralstem, Inc.*	298
117	Neurocrine Biosciences, Inc.*	2,332
31	NewLink Genetics Corp.*	1,211
59	Northwest Biotherapeutics, Inc.*	316
368	Novavax, Inc.*	1,965
164	NPS Pharmaceuticals, Inc.*	5,442
72	NuVasive, Inc.*	3,163
95	NxStage Medical, Inc.*	1,642
9	Ocular Therapeutix, Inc.*	152
33	Ohr Pharmaceutical, Inc.*	251
52	Omeros Corp.*	1,161
57	Omnicell, Inc.*	1,835
20	OncoMed Pharmaceuticals, Inc.*	441
125	Oncothyreon, Inc.*	219
21	Ophthotech Corp.*	906
305	OPKO Health, Inc.*	2,556
86	OraSure Technologies, Inc.*	775
189	Orexigen Therapeutics, Inc.*	1,094
97	Organovo Holdings, Inc.*	612

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
29	Orthofix International N.V.*	$810
29	Osiris Therapeutics, Inc.*	381
11	Otonomy, Inc.*	264
24	OvaScience, Inc.*	606
98	Owens & Minor, Inc.	3,353
20	Oxford Immunotec Global PLC*	262
89	Pacific Biosciences of California, Inc.*	602
55	Pacira Pharmaceuticals, Inc.*	5,166
59	Pain Therapeutics, Inc.*	107
88	PAREXEL International Corp.*	5,149
19	Patterson Cos., Inc.	915
248	PDL BioPharma, Inc.	2,048
273	Peregrine Pharmaceuticals, Inc.*	404
25	PerkinElmer, Inc.	1,137
51	Pernix Therapeutics Holdings, Inc.*	529
30	Perrigo Co. PLC	4,806
1,413	Pfizer, Inc.	44,015
46	PharMerica Corp.*	1,003
23	Phibro Animal Health Corp., Class A	703
20	PhotoMedex, Inc.*	34
66	Portola Pharmaceuticals, Inc.*	1,856
42	POZEN, Inc.*	373
80	Prestige Brands Holdings, Inc.*	2,676
108	Progenics Pharmaceuticals, Inc.*	752
41	Prothena Corp. PLC*	994
18	Providence Service Corp. (The)*	704
38	PTC Therapeutics, Inc.*	1,700
36	Puma Biotechnology, Inc.*	8,173
77	Quality Systems, Inc.	1,134
32	Quest Diagnostics, Inc.	2,090
44	Quidel Corp.*	1,226
12	Radius Health, Inc.*	296
51	RadNet, Inc.*	429
97	Raptor Pharmaceutical Corp.*	933
29	Receptos, Inc.*	3,924
24	Regado Biosciences, Inc.*	20
16	Regeneron Pharmaceuticals, Inc.*	6,658
21	Regulus Therapeutics, Inc.*	394
26	Relypsa, Inc.*	647
50	Repligen Corp.*	1,143
36	Repros Therapeutics, Inc.*	308
33	Retrophin, Inc.*	333
13	Revance Therapeutics, Inc.*	214
135	Rigel Pharmaceuticals, Inc.*	289
63	Rockwell Medical, Inc.*	564
8	Roka Bioscience, Inc.*	32
88	RTI Surgical, Inc.*	431
9	Sage Therapeutics, Inc.*	356
34	Sagent Pharmaceuticals, Inc.*	980
105	Sangamo BioSciences, Inc.*	1,268
63	Sarepta Therapeutics, Inc.*	1,067
80	SciClone Pharmaceuticals, Inc.*	679
122	Select Medical Holdings Corp.	1,760
180	Sequenom, Inc.*	540
36	Skilled Healthcare Group, Inc., Class A*	251
64	Spectranetics Corp. (The)*	2,101
101	Spectrum Pharmaceuticals, Inc.*	728
63	St. Jude Medical, Inc.	4,281
59	STAAR Surgical Co.*	543
18	Stemline Therapeutics, Inc.*	268
91	STERIS Corp.	5,801
67	Stryker Corp.	6,225
27	Sucampo Pharmaceuticals, Inc., Class A*	316
76	Sunesis Pharmaceuticals, Inc.*	178
45	Supernus Pharmaceuticals, Inc.*	399
19	Surgical Care Affiliates, Inc.*	604
21	SurModics, Inc.*	441
58	Symmetry Medical, Inc.*	523
33	Synageva BioPharma Corp.*	2,680
145	Synergy Pharmaceuticals, Inc.*	432
100	Synta Pharmaceuticals Corp.*	317
9	T2 Biosystems, Inc.*	161
13	Tandem Diabetes Care, Inc.*	184
109	Team Health Holdings, Inc.*	6,230
22	Tenet Healthcare Corp.*	1,057
30	TESARO, Inc.*	1,035
40	Tetraphase Pharmaceuticals, Inc.*	1,056
36	TG Therapeutics, Inc.*	537
167	TherapeuticsMD, Inc.*	641
36	Theravance Biopharma, Inc.*	570
127	Theravance, Inc.	1,922
89	Thermo Fisher Scientific, Inc.	11,507
88	Thoratec Corp.*	2,745
81	Threshold Pharmaceuticals, Inc.*	235
55	Tornier N.V.*	1,468
44	TransEnterix, Inc.*	92
39	Triple-S Management Corp., Class B*	902
11	TriVascular Technologies, Inc.*	148
13	Trupanion, Inc.*	79
19	U.S. Physical Therapy, Inc.	739
11	Ultragenyx Pharmaceutical, Inc.*	479
169	Unilife Corp.*	529
216	UnitedHealth Group, Inc.	21,304
65	Universal American Corp.*	572
20	Universal Health Services, Inc., Class B	2,092
6	Utah Medical Products, Inc.	348
52	Vanda Pharmaceuticals, Inc.*	678
23	Varian Medical Systems, Inc.*	2,036
26	Vascular Solutions, Inc.*	669
10	Veracyte, Inc.*	65
32	Verastem, Inc.*	298
11	Versartis, Inc.*	198
53	Vertex Pharmaceuticals, Inc.*	6,248
9	Vital Therapies, Inc.*	186
139	VIVUS, Inc.*	466
35	Vocera Communications, Inc.*	338
79	Volcano Corp.*	874
19	Waters Corp.*	2,202
68	WellCare Health Plans, Inc.*	5,014
61	WellPoint, Inc.	7,803
109	West Pharmaceutical Services, Inc.	5,669
77	Wright Medical Group, Inc.*	2,255
23	Xencor, Inc.*	258
89	XenoPort, Inc.*	792
130	XOMA Corp.*	740
11	Zafgen, Inc.*	260
45	ZELTIQ Aesthetics, Inc.*	1,232
38	Zimmer Holdings, Inc.	4,267
126	ZIOPHARM Oncology, Inc.*	530
112	Zoetis, Inc.	5,032
190	Zogenix, Inc.*	217
11	ZS Pharma, Inc.*	473
		968,953

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
	Industrials — 2.3%

144	3M Co.	$23,053
65	AAON, Inc.	1,347
61	AAR Corp.	1,563
86	ABM Industries, Inc.	2,330
77	Acacia Research Corp.	1,465
176	ACCO Brands Corp.*	1,542
59	Accuride Corp.*	276
44	Aceto Corp.	924
100	Actuant Corp., Class A	2,936
39	ADT Corp. (The)	1,363
24	Advanced Drainage Systems, Inc.	564
57	Advisory Board Co. (The)*	2,428
59	Aegion Corp.*	1,124
29	Aerovironment, Inc.*	804
81	Air Transport Services Group, Inc.*	644
100	Aircastle Ltd.	2,070
11	Alamo Group, Inc.	524
44	Albany International Corp., Class A	1,644
21	Allegiant Travel Co.	2,945
21	Allegion PLC	1,131
42	Altra Industrial Motion Corp.	1,286
31	Ameresco, Inc., Class A*	239
15	American Railcar Industries, Inc.	885
12	American Science & Engineering, Inc.	587
19	American Woodmark Corp.*	757
55	AMETEK, Inc.	2,803
45	Apogee Enterprises, Inc.	2,035
65	Applied Industrial Technologies, Inc.	3,048
64	ARC Document Solutions, Inc.*	616
5	ARC Group Worldwide, Inc.*	60
40	ArcBest Corp.	1,737
19	Argan, Inc.	604
29	Astec Industries, Inc.	1,139
29	Astronics Corp.*	1,422
39	Atlas Air Worldwide Holdings, Inc.*	1,780
40	AZZ, Inc.	1,791
76	Baltic Trading Ltd.	239
84	Barnes Group, Inc.	3,085
11	Barrett Business Services, Inc.	240
76	Beacon Roofing Supply, Inc.*	2,058
76	Blount International, Inc.*	1,248
149	Boeing Co. (The)	20,020
74	Brady Corp., Class A	1,850
72	Briggs & Stratton Corp.	1,444
75	Brink’s Co. (The)	1,627
71	Builders FirstSource, Inc.*	437
33	C.H. Robinson Worldwide, Inc.	2,433
25	CAI International, Inc.*	533
508	Capstone Turbine Corp.*	427
60	Casella Waste Systems, Inc., Class A*	236
140	Caterpillar, Inc.	14,084
64	CBIZ, Inc.*	554
22	CDI Corp.	378
33	Ceco Environmental Corp.	467
32	Celadon Group, Inc.	705
86	Cenveo, Inc.*	162
47	Chart Industries, Inc.*	1,866
22	Cintas Corp.	1,609
27	CIRCOR International, Inc.	1,808
145	Civeo Corp.	1,366
78	CLARCOR, Inc.	5,139
31	Columbus McKinnon Corp.	828
58	Comfort Systems USA, Inc.	833
41	Commercial Vehicle Group, Inc.*	269
18	Continental Building Products, Inc.*	301
52	Corporate Executive Board Co. (The)	3,807
27	Corporate Resource Services, Inc.*	32
16	CRA International, Inc.*	476
223	CSX Corp.	8,137
32	Cubic Corp.	1,646
38	Cummins, Inc.	5,534
75	Curtiss-Wright Corp.	5,317
136	Danaher Corp.	11,364
80	Deere & Co.	6,930
188	Delta Air Lines, Inc.	8,774
77	Deluxe Corp.	4,501
117	DigitalGlobe, Inc.*	3,160
34	Douglas Dynamics, Inc.	783
37	Dover Corp.	2,849
17	Ducommun, Inc.*	423
8	Dun & Bradstreet Corp. (The)	1,016
20	DXP Enterprises, Inc.*	1,175
52	Dycom Industries, Inc.*	1,591
22	Dynamic Materials Corp.	353
106	Eaton Corp. PLC	7,190
36	Echo Global Logistics, Inc.*	1,010
104	EMCOR Group, Inc.	4,508
155	Emerson Electric Co.	9,881
32	Encore Wire Corp.	1,173
60	Energy Recovery, Inc.*	285
73	EnerSys	4,433
27	Engility Holdings, Inc.*	1,135
40	Ennis, Inc.	532
28	Enphase Energy, Inc.*	294
35	EnPro Industries, Inc.*	2,258
27	Equifax, Inc.	2,148
9	Erickson, Inc.*	95
41	ESCO Technologies, Inc.	1,477
49	Esterline Technologies Corp.*	5,823
15	ExOne Co. (The)*	350
43	Expeditors International of Washington, Inc.	2,013
20	Exponent, Inc.	1,521
61	Fastenal Co.	2,757
97	Federal Signal Corp.	1,447
59	FedEx Corp.	10,513
30	Flowserve Corp.	1,766
35	Fluor Corp.	2,170
48	Forward Air Corp.	2,350
17	Franklin Covey Co.*	321
74	Franklin Electric Co., Inc.	2,779
19	FreightCar America, Inc.	550
63	FTI Consulting, Inc.*	2,443
362	FuelCell Energy, Inc.*	605
58	Furmanite Corp.*	368
31	G&K Services, Inc., Class A	2,018
92	GenCorp, Inc.*	1,536
106	Generac Holdings, Inc.*	4,598
75	General Cable Corp.	1,032
71	General Dynamics Corp.	10,321
2,235	General Electric Co.	59,205
17	General Finance Corp.*	155
48	Gibraltar Industries, Inc.*	689
33	Global Brass & Copper Holdings, Inc.	404

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
26	Global Power Equipment Group, Inc.	$337
29	Gorman-Rupp Co. (The)	908
20	GP Strategies Corp.*	606
182	GrafTech International Ltd.*	743
16	Graham Corp.	486
60	Granite Construction, Inc.	2,151
92	Great Lakes Dredge & Dock Corp.*	697
43	Greenbrier Cos., Inc. (The)	2,386
62	Griffon Corp.	772
48	H&E Equipment Services, Inc.	1,680
125	Harsco Corp.	2,420
70	Hawaiian Holdings, Inc.*	1,420
109	Healthcare Services Group, Inc.	3,287
84	Heartland Express, Inc.	2,229
103	HEICO Corp.	5,460
28	Heidrick & Struggles International, Inc.	561
14	Heritage-Crystal Clean, Inc.*	231
92	Herman Miller, Inc.	2,796
46	Hill International, Inc.*	168
97	Hillenbrand, Inc.	3,120
70	HNI Corp.	3,286
174	Honeywell International, Inc.	17,238
27	Houston Wire & Cable Co.	346
57	Hub Group, Inc., Class A*	2,144
10	Hurco Cos., Inc.	347
36	Huron Consulting Group, Inc.*	2,490
16	Hyster-Yale Materials Handling, Inc.	1,175
31	ICF International, Inc.*	1,202
81	Illinois Tool Works, Inc.	7,689
60	Ingersoll-Rand PLC	3,784
54	InnerWorkings, Inc.*	404
35	Insperity, Inc.	1,143
28	Insteel Industries, Inc.	611
103	Interface, Inc.	1,557
9	International Shipholding Corp.	148
30	Jacobs Engineering Group, Inc.*	1,393
384	JetBlue Airways Corp.*	5,618
45	John Bean Technologies Corp.	1,365
22	Joy Global, Inc.	1,079
17	Kadant, Inc.	678
42	Kaman Corp.	1,652
25	Kansas City Southern	2,973
42	Kelly Services, Inc., Class A	648
51	KEYW Holding Corp. (The)*	551
42	Kforce, Inc.	980
53	Kimball International, Inc., Class B	498
92	Knight Transportation, Inc.	3,061
52	Knightsbridge Shipping Ltd.	297
75	Knoll, Inc.	1,390
77	Korn/Ferry International*	2,091
69	Kratos Defense & Security Solutions, Inc.*	355
16	L.B. Foster Co., Class A	742
19	L-3 Communications Holdings, Inc.	2,367
31	Layne Christensen Co.*	220
19	Lindsay Corp.	1,671
17	LMI Aerospace, Inc.*	239
60	Lockheed Martin Corp.	11,494
33	LSI Industries, Inc.	222
26	Lydall, Inc.*	691
21	Manitex International, Inc.*	231
37	Marten Transport Ltd.	795
79	Masco Corp.	1,912
45	Masonite International Corp.*	2,637
101	MasTec, Inc.*	2,434
66	Matson, Inc.	2,324
46	Matthews International Corp., Class A	2,119
40	McGrath RentCorp	1,410
151	Meritor, Inc.*	2,126
17	Miller Industries, Inc.	305
25	Mistras Group, Inc.*	427
72	Mobile Mini, Inc.	2,987
69	Moog, Inc., Class A*	5,022
46	MSA Safety, Inc.	2,527
88	Mueller Industries, Inc.	2,887
246	Mueller Water Products, Inc., Class A	2,335
19	Multi-Color Corp.	1,042
33	MYR Group, Inc.*	856
7	National Presto Industries, Inc.	411
76	Navigant Consulting, Inc.*	1,064
123	Navios Maritime Holdings, Inc.	595
43	NCI Building Systems, Inc.*	802
68	Nielsen N.V.	2,840
11	NL Industries, Inc.	83
27	NN, Inc.	572
11	Norcraft Cos., Inc.*	199
69	Norfolk Southern Corp.	7,703
14	Nortek, Inc.*	1,116
46	Northrop Grumman Corp.	6,483
15	Northwest Pipe Co.*	496
4	Omega Flex, Inc.	120
84	On Assignment, Inc.*	2,581
94	Orbital Sciences Corp.*	2,559
42	Orion Marine Group, Inc.*	461
79	PACCAR, Inc.	5,295
24	Pall Corp.	2,307
5	PAM Transportation Services, Inc.*	227
33	Parker-Hannifin Corp.	4,258
14	Park-Ohio Holdings Corp.	786
13	Patrick Industries, Inc.*	580
10	Patriot Transportation Holding, Inc.*	377
13	Paylocity Holding Corp.*	378
254	Pendrell Corp.*	358
43	Pentair PLC	2,783
46	Performant Financial Corp.*	313
73	PGT, Inc.*	687
42	Pike Corp.*	502
45	Pitney Bowes, Inc.	1,108
258	Plug Power, Inc.*	986
33	Ply Gem Holdings, Inc.*	413
70	Polypore International, Inc.*	3,602
14	Powell Industries, Inc.	596
7	Power Solutions International, Inc.*	460
35	PowerSecure International, Inc.*	351
32	Precision Castparts Corp.	7,613
4	Preformed Line Products Co.	189
59	Primoris Services Corp.	1,543
35	Proto Labs, Inc.*	2,271
43	Quad/Graphics, Inc.	934
42	Quality Distribution, Inc.*	507
58	Quanex Building Products Corp.	1,147
48	Quanta Services, Inc.*	1,464
22	Quest Resource Holding Corp.*	30
56	Raven Industries, Inc.	1,260
69	Raytheon Co.	7,362
36	RBC Bearings, Inc.	2,289

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
77	Republic Airways Holdings, Inc.*	$1,023
56	Republic Services, Inc.	2,218
60	Resources Connection, Inc.	910
51	Revolution Lighting Technologies, Inc.*	62
116	Rexnord Corp.*	3,196
43	Roadrunner Transportation Systems, Inc.*	968
31	Robert Half International, Inc.	1,760
31	Rockwell Automation, Inc.	3,578
30	Rockwell Collins, Inc.	2,566
22	Roper Industries, Inc.	3,472
82	RPX Corp.*	1,076
53	Rush Enterprises, Inc., Class A*	1,859
12	Ryder System, Inc.	1,146
60	Safe Bulkers, Inc.	286
38	Saia, Inc.*	2,108
208	Scorpio Bulkers, Inc.*	680
4	SIFCO Industries, Inc.	130
64	Simpson Manufacturing Co., Inc.	2,125
79	SkyWest, Inc.	987
13	Snap-on, Inc.	1,759
153	Southwest Airlines Co.	6,398
24	SP Plus Corp.*	499
16	Sparton Corp.*	398
20	Standex International Corp.	1,459
35	Stanley Black & Decker, Inc.	3,305
128	Steelcase, Inc., Class A	2,243
19	Stericycle, Inc.*	2,449
29	Sterling Construction Co., Inc.*	194
23	Stock Building Supply Holdings, Inc.*	368
34	Sun Hydraulics Corp.	1,369
131	Swift Transportation Co.*	3,808
53	TAL International Group, Inc.*	2,342
83	Taser International, Inc.*	1,783
11	TCP International Holdings Ltd.*	61
32	Team, Inc.*	1,300
58	Teledyne Technologies, Inc.*	6,201
28	Tennant Co.	1,889
100	Tetra Tech, Inc.	2,718
33	Textainer Group Holdings Ltd.	1,148
62	Textron, Inc.	2,686
49	Thermon Group Holdings, Inc.*	1,185
68	Titan International, Inc.	673
27	Titan Machinery, Inc.*	346
52	Trex Co., Inc.*	2,191
70	TriMas Corp.*	2,179
24	TriNet Group, Inc.*	760
64	TrueBlue, Inc.*	1,469
58	Tutor Perini Corp.*	1,465
13	Twin Disc, Inc.	297
93	Tyco International PLC	3,990
33	Ultrapetrol (Bahamas) Ltd.*	78
23	UniFirst Corp.	2,567
200	Union Pacific Corp.	23,354
157	United Parcel Service, Inc., Class B	17,257
21	United Rentals, Inc.*	2,380
61	United Stationers, Inc.	2,505
190	United Technologies Corp.	20,915
31	Universal Forest Products, Inc.	1,480
10	Universal Truckload Services, Inc.	275
33	US Ecology, Inc.	1,314
10	USA Truck, Inc.*	200
141	UTi Worldwide, Inc.*	1,664
32	Viad Corp.	769
25	Vicor Corp.*	305
6	VSE Corp.	323
14	W.W. Grainger, Inc.	3,440
107	Wabash National Corp.*	1,155
54	WageWorks, Inc.*	3,155
97	Waste Management, Inc.	4,727
40	Watsco, Inc.	4,060
44	Watts Water Technologies, Inc., Class A	2,660
69	Werner Enterprises, Inc.	2,140
81	Wesco Aircraft Holdings, Inc.*	1,133
60	West Corp.	1,874
103	Woodward, Inc.	5,323
17	Xerium Technologies, Inc.*	242
81	XPO Logistics, Inc.*	3,133
41	Xylem, Inc.	1,572
48	YRC Worldwide, Inc.*	1,152
		793,701
	Information Technology — 3.7%

20	A10 Networks, Inc.*	82
141	Accenture PLC, Class A	12,173
176	ACI Worldwide, Inc.*	3,423
71	Actuate Corp.*	256
119	Acxiom Corp.*	2,265
105	Adobe Systems, Inc.*	7,736
87	ADTRAN, Inc.	1,817
64	Advanced Energy Industries, Inc.*	1,308
80	Advent Software, Inc.	2,522
15	Aerohive Networks, Inc.*	73
23	Agilysys, Inc.*	282
40	Akamai Technologies, Inc.*	2,584
13	Alliance Data Systems Corp.*	3,716
19	Alliance Fiber Optic Products, Inc.	241
33	Alpha & Omega Semiconductor Ltd.*	283
69	Altera Corp.	2,596
45	Ambarella, Inc.*	2,475
14	Amber Road, Inc.*	165
38	American Software, Inc., Class A	345
132	Amkor Technology, Inc.*	883
70	Amphenol Corp., Class A	3,754
70	Analog Devices, Inc.	3,825
67	Angie’s List, Inc.*	398
42	Anixter International, Inc.	3,650
1,334	Apple, Inc.	158,653
271	Applied Materials, Inc.	6,518
121	Applied Micro Circuits Corp.*	715
23	Applied Optoelectronics, Inc.*	250
165	Aruba Networks, Inc.*	3,087
142	Aspen Technology, Inc.*	5,359
22	Audience, Inc.*	77
51	Autodesk, Inc.*	3,162
107	Automatic Data Processing, Inc.	9,163
56	Avago Technologies Ltd.	5,230
54	AVG Technologies N.V.*	1,061
172	Axcelis Technologies, Inc.*	370
22	Badger Meter, Inc.	1,212
104	Bankrate, Inc.*	1,216
12	Barracuda Networks, Inc.*	431
77	Bazaarvoice, Inc.*	567
16	Bel Fuse, Inc., Class B	424
67	Belden, Inc.	4,893
83	Benchmark Electronics, Inc.*	1,974
8	Benefitfocus, Inc.*	217
24	Black Box Corp.	556

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
71	Blackbaud, Inc.	$3,013
81	Blackhawk Network Holdings, Inc.*	2,942
65	Blucora, Inc.*	924
9	Borderfree, Inc.*	90
61	Bottomline Technologies (de), Inc.*	1,496
50	Brightcove, Inc.*	306
120	Broadcom Corp., Class A	5,176
44	BroadSoft, Inc.*	1,187
103	Brooks Automation, Inc.	1,206
71	CA, Inc.	2,212
37	Cabot Microelectronics Corp.*	1,750
36	CACI International, Inc., Class A*	3,211
56	CalAmp Corp.*	1,047
64	Calix, Inc.*	678
71	Callidus Software, Inc.*	1,134
27	Carbonite, Inc.*	316
69	Cardtronics, Inc.*	2,702
10	Care.com, Inc.*	85
20	Cascade Microtech, Inc.*	277
18	Cass Information Systems, Inc.	820
82	Cavium, Inc.*	4,641
32	CEVA, Inc.*	551
32	ChannelAdvisor Corp.*	563
64	Checkpoint Systems, Inc.*	817
120	Ciber, Inc.*	364
162	Ciena Corp.*	2,678
51	Cimpress N.V.*	3,422
96	Cirrus Logic, Inc.*	1,756
1,136	Cisco Systems, Inc.	31,399
37	Citrix Systems, Inc.*	2,453
18	Clearfield, Inc.*	236
134	Cognex Corp.*	5,455
135	Cognizant Technology Solutions Corp., Class A*	7,289
39	Coherent, Inc.*	2,159
39	Cohu, Inc.	447
73	CommVault Systems, Inc.*	3,453
32	Computer Sciences Corp.	2,028
23	Computer Task Group, Inc.	214
340	Compuware Corp.	3,509
54	comScore, Inc.*	2,374
24	Comtech Telecommunications Corp.	953
35	Comverse, Inc.*	702
49	Constant Contact, Inc.*	1,601
18	Control4 Corp.*	271
157	Convergys Corp.	3,273
104	Conversant, Inc.*	3,642
82	Cornerstone OnDemand, Inc.*	2,605
288	Corning, Inc.	6,054
59	Covisint Corp.*	136
63	Cray, Inc.*	2,116
53	CSG Systems International, Inc.	1,331
52	CTS Corp.	893
32	CUI Global, Inc.*	237
28	Cvent, Inc.*	754
42	Cyan, Inc.*	106
244	Cypress Semiconductor Corp.*	2,586
58	Daktronics, Inc.	692
30	Datalink Corp.*	367
83	Dealertrack Technologies, Inc.*	3,914
13	Demand Media, Inc.*	73
46	Demandware, Inc.*	2,576
60	Dice Holdings, Inc.*	652
39	Digi International, Inc.*	278
10	Digimarc Corp.	242
50	Digital River, Inc.*	1,269
56	Diodes, Inc.*	1,489
93	Dot Hill Systems Corp.*	433
34	DSP Group, Inc.*	368
26	DTS, Inc.*	838
36	E2open, Inc.*	242
158	EarthLink Holdings Corp.	694
27	Eastman Kodak Co.*	549
252	eBay, Inc.*	13,830
47	Ebix, Inc.	762
25	Electro Rent Corp.	349
38	Electro Scientific Industries, Inc.	272
70	Electronic Arts, Inc.*	3,075
72	Electronics For Imaging, Inc.*	3,200
43	Ellie Mae, Inc.*	1,740
452	EMC Corp.	13,718
110	Emulex Corp.*	595
47	Endurance International Group Holdings, Inc.*	781
42	EnerNOC, Inc.*	613
215	Entegris, Inc.*	2,896
137	Entropic Communications, Inc.*	326
53	Envestnet, Inc.*	2,711
55	EPAM Systems, Inc.*	2,807
48	EPIQ Systems, Inc.	736
8	ePlus, Inc.*	551
79	Euronet Worldwide, Inc.*	4,588
102	EVERTEC, Inc.	2,248
12	Everyday Health, Inc.*	155
61	Exar Corp.*	557
51	ExlService Holdings, Inc.*	1,430
149	Extreme Networks, Inc.*	539
17	F5 Networks, Inc.*	2,196
54	Fabrinet*	906
464	Facebook, Inc., Class A*	36,053
50	Fair Isaac Corp.	3,589
193	Fairchild Semiconductor International, Inc.*	3,113
27	FARO Technologies, Inc.*	1,483
65	FEI Co.	5,567
64	Fidelity National Information Services, Inc.	3,916
150	Finisar Corp.*	2,557
17	First Solar, Inc.*	830
56	Fiserv, Inc.*	4,003
19	Five9, Inc.*	84
58	FleetMatics Group PLC*	2,041
32	FLIR Systems, Inc.	1,015
86	FormFactor, Inc.*	691
17	Forrester Research, Inc.	675
37	Gigamon, Inc.*	531
102	Global Cash Access Holdings, Inc.*	724
59	Global Eagle Entertainment, Inc.*	782
10	Globant S.A.*	138
139	Glu Mobile, Inc.*	508
86	Gogo, Inc.*	1,361
63	Google, Inc., Class A*	34,592
63	Google, Inc., Class C*	34,135
14	GrubHub, Inc.*	515
47	GSI Group, Inc.*	596
22	GTT Communications, Inc.*	311
28	Guidance Software, Inc.*	163
105	Guidewire Software, Inc.*	5,299
39	Hackett Group, Inc. (The)	347
147	Harmonic, Inc.*	1,029
23	Harris Corp.	1,648

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
55	Heartland Payment Systems, Inc.	$2,999
416	Hewlett-Packard Co.	16,249
53	Higher One Holdings, Inc.*	189
57	iGATE Corp.*	2,106
81	II-VI, Inc.*	1,075
44	Immersion Corp.*	381
34	Imperva, Inc.*	1,446
189	Infinera Corp.*	2,576
83	Infoblox, Inc.*	1,494
50	Information Services Group, Inc.*	198
48	Inphi Corp.*	705
63	Insight Enterprises, Inc.*	1,476
206	Integrated Device Technology, Inc.*	3,844
47	Integrated Silicon Solution, Inc.	680
1,103	Intel Corp.	41,087
26	Interactive Intelligence Group, Inc.*	1,176
63	InterDigital, Inc.	3,142
84	Internap Network Services Corp.*	666
207	International Business Machines Corp.	33,569
110	International Rectifier Corp.*	4,387
199	Intersil Corp., Class A	2,609
37	Intevac, Inc.*	263
61	Intralinks Holdings, Inc.*	664
63	Intuit, Inc.	5,914
110	InvenSense, Inc.*	1,594
61	Itron, Inc.*	2,464
89	Ixia*	923
38	IXYS Corp.	434
74	j2 Global, Inc.	4,184
66	Jive Software, Inc.*	389
89	Juniper Networks, Inc.	1,972
70	Kemet Corp.*	282
40	Kimball Electronics, Inc.*	440
37	KLA-Tencor Corp.	2,569
115	Kofax Ltd.*	770
102	Kopin Corp.*	348
25	KVH Industries, Inc.*	305
36	Lam Research Corp.	2,975
182	Lattice Semiconductor Corp.*	1,192
93	Limelight Networks, Inc.*	254
53	Linear Technology Corp.	2,440
100	Lionbridge Technologies, Inc.*	507
38	Liquidity Services, Inc.*	399
35	Littelfuse, Inc.	3,365
84	LivePerson, Inc.*	1,087
38	LogMeIn, Inc.*	1,922
12	Luxoft Holding, Inc.*	474
19	M/A-COM Technology Solutions Holdings, Inc.*	472
117	Manhattan Associates, Inc.*	4,629
37	ManTech International Corp., Class A	1,114
51	Marchex, Inc., Class B	185
41	Marin Software, Inc.*	353
40	Marketo, Inc.*	1,278
219	MasterCard, Inc., Class A	19,117
18	Mavenir Systems, Inc.*	228
105	MAXIMUS, Inc.	5,501
43	MaxLinear, Inc., Class A*	314
46	Maxwell Technologies, Inc.*	473
150	Mentor Graphics Corp.	3,331
51	Mercury Systems, Inc.*	659
4	Mesa Laboratories, Inc.	295
59	Methode Electronics, Inc.	2,286
69	Micrel, Inc.	900
45	Microchip Technology, Inc.	2,032
239	Micron Technology, Inc.*	8,592
147	Microsemi Corp.*	3,998
1,836	Microsoft Corp.	87,779
14	MicroStrategy, Inc., Class A*	2,404
117	Millennial Media, Inc.*	204
83	MKS Instruments, Inc.	3,025
19	MobileIron, Inc.*	176
30	Model N, Inc.*	309
57	ModusLink Global Solutions, Inc.*	189
45	MoneyGram International, Inc.*	388
60	Monolithic Power Systems, Inc.	2,888
61	Monotype Imaging Holdings, Inc.	1,686
141	Monster Worldwide, Inc.*	613
49	Motorola Solutions, Inc.	3,220
23	MTS Systems Corp.	1,526
14	Multi-Fineline Electronix, Inc.*	142
37	Nanometrics, Inc.*	549
71	NetApp, Inc.	3,021
56	NETGEAR, Inc.*	1,944
56	NetScout Systems, Inc.*	2,136
87	NeuStar, Inc., Class A*	2,371
62	Newport Corp.*	1,092
101	NIC, Inc.	1,820
14	Nimble Storage, Inc.*	369
23	Numerex Corp., Class A*	253
7	NVE Corp.*	494
115	NVIDIA Corp.	2,412
145	Oclaro, Inc.*	261
87	OmniVision Technologies, Inc.*	2,515
26	Oplink Communications, Inc.	628
12	OPOWER, Inc.*	187
724	Oracle Corp.	30,705
31	OSI Systems, Inc.*	2,188
15	Park City Group, Inc.*	137
32	Park Electrochemical Corp.	787
150	ParkerVision, Inc.*	154
73	Paychex, Inc.	3,461
10	Paycom Software, Inc.*	287
15	PC Connection, Inc.	336
47	PDF Solutions, Inc.*	623
55	Pegasystems, Inc.	1,151
43	Peregrine Semiconductor Corp.*	535
53	Perficient, Inc.*	917
34	Pericom Semiconductor Corp.*	432
95	Photronics, Inc.*	857
66	Plantronics, Inc.	3,443
52	Plexus Corp.*	2,029
268	PMC-Sierra, Inc.*	2,184
214	Polycom, Inc.*	2,818
47	Power Integrations, Inc.	2,358
43	PRGX Global, Inc.*	224
32	Procera Networks, Inc.*	220
79	Progress Software Corp.*	2,037
57	Proofpoint, Inc.*	2,475
36	PROS Holdings, Inc.*	1,030
15	Q2 Holdings, Inc.*	279
9	QAD, Inc., Class A	177
139	Qlik Technologies, Inc.*	4,285
135	QLogic Corp.*	1,558
373	QUALCOMM, Inc.	27,192
31	Qualys, Inc.*	1,100
339	Quantum Corp.*	536
85	QuickLogic Corp.*	257
54	QuinStreet, Inc.*	245
38	Rally Software Development Corp.*	401

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
176	Rambus, Inc.*	$2,086
62	RealD, Inc.*	710
35	RealNetworks, Inc.*	245
80	RealPage, Inc.*	1,645
42	Red Hat, Inc.*	2,610
13	Reis, Inc.	327
442	RF Micro Devices, Inc.*	6,458
13	Rightside Group Ltd.*	105
28	Rocket Fuel, Inc.*	458
43	Rofin-Sinar Technologies, Inc.*	1,158
28	Rogers Corp.*	1,983
33	Rosetta Stone, Inc.*	335
12	Rubicon Project, Inc. (The)*	169
40	Rubicon Technology, Inc.*	206
100	Ruckus Wireless, Inc.*	1,146
51	Rudolph Technologies, Inc.*	468
128	salesforce.com, inc.*	7,663
50	SanDisk Corp.	5,173
127	Sanmina Corp.*	3,124
38	Sapiens International Corp. N.V.*	282
177	Sapient Corp.*	4,372
44	ScanSource, Inc.*	1,710
65	Science Applications International Corp.	3,291
42	SciQuest, Inc.*	626
51	Seachange International, Inc.*	342
73	Seagate Technology PLC	4,826
104	Semtech Corp.*	2,648
106	ServiceSource International, Inc.*	431
97	ShoreTel, Inc.*	726
24	Shutterstock, Inc.*	1,804
53	Silicon Graphics International Corp.*	509
121	Silicon Image, Inc.*	669
67	Silicon Laboratories, Inc.*	3,038
54	Silver Spring Networks, Inc.*	387
380	Sonus Networks, Inc.*	1,406
93	Spansion, Inc., Class A*	2,173
75	Speed Commerce, Inc.*	223
25	SPS Commerce, Inc.*	1,457
105	SS&C Technologies Holdings, Inc.	5,308
22	Stamps.com, Inc.*	1,040
53	Super Micro Computer, Inc.*	1,764
61	Sykes Enterprises, Inc.*	1,413
154	Symantec Corp.	4,018
56	Synaptics, Inc.*	3,527
55	Synchronoss Technologies, Inc.*	2,356
44	SYNNEX Corp.	3,143
48	Syntel, Inc.*	2,136
129	Take-Two Interactive Software, Inc.*	3,568
60	Tangoe, Inc.*	780
91	TE Connectivity Ltd.	5,842
26	TechTarget, Inc.*	263
74	TeleCommunication Systems, Inc., Class A*	227
42	Telenav, Inc.*	291
27	TeleTech Holdings, Inc.*	631
35	Teradata Corp.*	1,580
9	Tessco Technologies, Inc.	251
83	Tessera Technologies, Inc.	2,837
238	Texas Instruments, Inc.	12,952
29	Textura Corp.*	695
178	TiVo, Inc.*	2,168
37	Total System Services, Inc.	1,221
11	Travelzoo, Inc.*	144
55	Tremor Video, Inc.*	135
265	TriQuint Semiconductor, Inc.*	6,458
12	TrueCar, Inc.*	230
57	Trulia, Inc.*	2,897
84	TTM Technologies, Inc.*	568
5	TubeMogul, Inc.*	80
51	Tyler Technologies, Inc.*	5,538
46	Ubiquiti Networks, Inc.	1,329
44	Ultimate Software Group, Inc. (The)*	6,479
46	Ultra Clean Holdings, Inc.*	400
43	Ultratech, Inc.*	837
79	Unisys Corp.*	2,111
63	Universal Display Corp.*	1,748
151	Unwired Planet, Inc.*	207
8	Varonis Systems, Inc.*	190
46	VASCO Data Security International, Inc.*	1,371
62	Veeco Instruments, Inc.*	2,319
92	Verint Systems, Inc.*	5,537
25	VeriSign, Inc.*	1,503
64	ViaSat, Inc.*	4,243
8	Viasystems Group, Inc.*	125
124	Violin Memory, Inc.*	650
66	VirnetX Holding Corp.*	350
40	Virtusa Corp.*	1,603
110	Visa, Inc., Class A	28,401
20	Vishay Precision Group, Inc.*	335
85	Vitesse Semiconductor Corp.*	282
110	Vringo, Inc.*	107
80	Web.com Group, Inc.*	1,358
60	WebMD Health Corp.*	2,192
49	Western Digital Corp.	5,060
118	Western Union Co. (The)	2,192
60	WEX, Inc.*	6,785
21	Wix.com Ltd.*	450
82	Xcerra Corp.*	657
241	Xerox Corp.	3,364
60	Xilinx, Inc.	2,726
42	XO Group, Inc.*	609
48	Xoom Corp.*	672
206	Yahoo!, Inc.*	10,658
28	YuMe, Inc.*	150
18	Zendesk, Inc.*	428
92	Zix Corp.*	291
		1,296,909
	Materials — 0.7%

45	A. Schulman, Inc.	1,722
29	A.M. Castle & Co.*	218
34	Advanced Emissions Solutions, Inc.*	680
6	AEP Industries, Inc.*	268
43	Air Products & Chemicals, Inc.	6,185
15	Airgas, Inc.	1,734
274	AK Steel Holding Corp.*	1,622
262	Alcoa, Inc.	4,530
24	Allegheny Technologies, Inc.	808
161	Allied Nevada Gold Corp.*	235
44	American Vanguard Corp.	479
13	Ampco-Pittsburgh Corp.	238
21	Avery Dennison Corp.	1,040
108	Axiall Corp.	4,674
47	Balchem Corp.	3,055
31	Ball Corp.	2,079
22	Bemis Co., Inc.	879

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
139	Berry Plastics Group, Inc.*	$4,023
61	Boise Cascade Co.*	2,177
82	Calgon Carbon Corp.*	1,674
80	Century Aluminum Co.*	2,212
11	CF Industries Holdings, Inc.	2,950
10	Chase Corp.	339
140	Chemtura Corp.*	3,262
32	Clearwater Paper Corp.*	2,120
160	Coeur Mining, Inc.*	658
182	Commercial Metals Co.	2,974
17	Deltic Timber Corp.	1,058
250	Dow Chemical Co. (The)	12,167
204	E.I. du Pont de Nemours & Co.	14,566
33	Eastman Chemical Co.	2,736
60	Ecolab, Inc.	6,537
111	Ferro Corp.*	1,429
83	Flotek Industries, Inc.*	1,617
30	FMC Corp.	1,632
231	Freeport-McMoRan, Inc.	6,202
34	FutureFuel Corp.	379
99	Globe Specialty Metals, Inc.	1,716
58	Gold Resource Corp.	209
505	Graphic Packaging Holding Co.*	6,287
77	H.B. Fuller Co.	3,326
6	Handy & Harman Ltd.*	224
16	Hawkins, Inc.	631
19	Haynes International, Inc.	853
114	Headwaters, Inc.*	1,596
530	Hecla Mining Co.	1,251
78	Horsehead Holding Corp.*	1,218
34	Innophos Holdings, Inc.	1,839
38	Innospec, Inc.	1,629
18	International Flavors & Fragrances, Inc.	1,821
95	International Paper Co.	5,113
86	Intrepid Potash, Inc.*	1,227
28	Kaiser Aluminum Corp.	2,038
131	KapStone Paper and Packaging Corp.*	3,913
15	KMG Chemicals, Inc.	279
32	Koppers Holdings, Inc.	934
51	Kraton Performance Polymers, Inc.*	938
32	Kronos Worldwide, Inc.	416
41	Landec Corp.*	539
218	Louisiana-Pacific Corp.*	3,322
30	LSB Industries, Inc.*	992
95	LyondellBasell Industries N.V., Class A	7,492
22	Marrone Bio Innovations, Inc.*	53
14	Martin Marietta Materials, Inc.	1,680
32	Materion Corp.	1,113
38	MeadWestvaco Corp.	1,702
53	Minerals Technologies, Inc.	3,934
281	Molycorp, Inc.*	278
108	Monsanto Co.	12,950
71	Mosaic Co. (The)	3,250
43	Myers Industries, Inc.	700
26	Neenah Paper, Inc.	1,488
111	Newmont Mining Corp.	2,042
69	Noranda Aluminum Holding Corp.	263
71	Nucor Corp.	3,808
122	Olin Corp.	3,069
14	Olympic Steel, Inc.	228
50	OM Group, Inc.	1,360
73	OMNOVA Solutions, Inc.*	488
37	Owens-Illinois, Inc.*	949
67	P. H. Glatfelter Co.	1,696
146	PolyOne Corp.	5,446
31	PPG Industries, Inc.	6,783
65	Praxair, Inc.	8,345
20	Quaker Chemical Corp.	1,629
352	Rentech, Inc.*	454
101	Resolute Forest Products, Inc.*	1,692
47	RTI International Metals, Inc.*	1,078
17	Ryerson Holding Corp.*	183
41	Schnitzer Steel Industries, Inc., Class A	935
47	Schweitzer-Mauduit International, Inc.	2,010
47	Sealed Air Corp.	1,858
66	Senomyx, Inc.*	384
76	Sensient Technologies Corp.	4,480
19	Sherwin-Williams Co. (The)	4,652
27	Sigma-Aldrich Corp.	3,688
30	Stepan Co.	1,242
185	Stillwater Mining Co.*	2,429
108	SunCoke Energy, Inc.	2,196
44	Taminco Corp.*	1,140
30	Trecora Resources*	369
38	Tredegar Corp.	697
18	Trinseo S.A.*	276
95	Tronox Ltd., Class A	2,142
83	U.S. Silica Holdings, Inc.	2,608
9	UFP Technologies, Inc.*	197
3	United States Lime & Minerals, Inc.	205
11	Universal Stainless & Alloy Products, Inc.*	268
22	US Concrete, Inc.*	621
29	Vulcan Materials Co.	1,917
102	Walter Energy, Inc.	324
65	Wausau Paper Corp.	647
80	Worthington Industries, Inc.	3,017
36	Zep, Inc.	490
		256,414
	Telecommunication Services — 0.3%

137	8x8, Inc.*	1,066
1,155	AT&T, Inc.	40,864
15	Atlantic Tele-Network, Inc.	1,020
36	Boingo Wireless, Inc.*	286
127	CenturyLink, Inc.	5,178
323	Cincinnati Bell, Inc.*	1,150
72	Cogent Communications Holdings, Inc.	2,550
78	Consolidated Communications Holdings, Inc.	2,138
32	FairPoint Communications, Inc.*	482
223	Frontier Communications Corp.	1,572
56	General Communication, Inc., Class A*	680
424	Globalstar, Inc.*	1,196
16	Hawaiian Telcom Holdco, Inc.*	416
26	IDT Corp., Class B	440
94	inContact, Inc.*	776
50	Inteliquent, Inc.	921
42	Intelsat S.A.*	740
125	Iridium Communications, Inc.*	1,194
62	Level 3 Communications, Inc.*	3,100
29	Lumos Networks Corp.	480
28	magicJack VocalTec Ltd.*	228
26	NTELOS Holdings Corp.	218
69	ORBCOMM, Inc.*	447

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
75	Premiere Global Services, Inc.*	$791
43	RingCentral, Inc., Class A*	541
37	Shenandoah Telecommunications Co.	1,096
33	Spok Holdings, Inc.	523
923	Verizon Communications, Inc.	46,695
269	Vonage Holdings Corp.*	917
134	Windstream Holdings, Inc.	1,355
		119,060
	Utilities — 0.6%

44	Abengoa Yield PLC	1,241
148	AES Corp. (The)	2,053
27	AGL Resources, Inc.	1,412
65	ALLETE, Inc.	3,313
54	Ameren Corp.	2,328
109	American Electric Power Co., Inc.	6,273
60	American States Water Co.	2,093
12	Artesian Resources Corp., Class A	258
187	Atlantic Power Corp.	426
93	Avista Corp.	3,204
69	Black Hills Corp.	3,727
74	California Water Service Group	1,855
96	CenterPoint Energy, Inc.	2,298
22	Chesapeake Utilities Corp.	988
93	Cleco Corp.	4,997
61	CMS Energy Corp.	2,019
17	Connecticut Water Service, Inc.	592
65	Consolidated Edison, Inc.	4,105
130	Dominion Resources, Inc.	9,431
39	DTE Energy Co.	3,177
158	Duke Energy Corp.	12,782
190	Dynegy, Inc.*	6,298
73	Edison International	4,640
62	El Paso Electric Co.	2,345
67	Empire District Electric Co. (The)	1,857
40	Entergy Corp.	3,356
191	Exelon Corp.	6,908
94	FirstEnergy Corp.	3,467
78	IDACORP, Inc.	4,845
18	Integrys Energy Group, Inc.	1,311
67	Laclede Group, Inc. (The)	3,399
54	MGE Energy, Inc.	2,377
25	Middlesex Water Co.	551
65	New Jersey Resources Corp.	3,764
97	NextEra Energy, Inc.	10,126
70	NiSource, Inc.	2,929
70	Northeast Utilities	3,545
42	Northwest Natural Gas Co.	1,953
61	NorthWestern Corp.	3,247
75	NRG Energy, Inc.	2,345
37	NRG Yield, Inc., Class A	1,753
80	ONE Gas, Inc.	3,106
27	Ormat Technologies, Inc.	739
56	Otter Tail Corp.	1,612
61	Pattern Energy Group, Inc.	1,618
56	Pepco Holdings, Inc.	1,540
105	PG&E Corp.	5,303
120	Piedmont Natural Gas Co., Inc.	4,498
25	Pinnacle West Capital Corp.	1,581
123	PNM Resources, Inc.	3,562
121	Portland General Electric Co.	4,461
148	PPL Corp.	5,258
113	Public Service Enterprise Group, Inc.	4,721
32	SCANA Corp.	1,825
51	Sempra Energy	5,698
24	SJW Corp.	719
51	South Jersey Industries, Inc.	2,911
200	Southern Co. (The)	9,486
72	Southwest Gas Corp.	4,168
5	Spark Energy, Inc., Class A	70
52	TECO Energy, Inc.	1,031
36	TerraForm Power, Inc., Class A	1,193
87	UIL Holdings Corp.	3,463
21	Unitil Corp.	740
80	WGL Holdings, Inc.	3,910
50	Wisconsin Energy Corp.	2,470
113	Xcel Energy, Inc.	3,835
20	York Water Co. (The)	404
		219,510
	Total Common Stocks (Cost $5,821,537)	6,755,507

Principal Amount
	U.S. Government & Agency Security — 61.3%
	U.S. Treasury Bill
$21,416,000	0.00%, due 02/05/15	21,415,714
	Total U.S. Government & Agency Security (Cost 21,415,164)	21,415,714

	Repurchase Agreements (a) — 42.0%
14,700,374	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $14,700,455	14,700,374
	Total Repurchase Agreements (Cost $14,700,374)	14,700,374

	Total Investment Securities (Cost $41,937,075) — 122.6%	42,871,595
	Liabilities in excess of other assets — (22.6%)	(7,899,853)
	Net Assets — 100.0%	$34,971,742

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$970,438
Aggregate gross unrealized depreciation	(59,721)
Net unrealized appreciation	$910,717
Federal income tax cost of investments	$41,960,878

See accompanying notes to the financial statements.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro E-Mini Futures Contracts	23	12/15/14	$1,787,388	$34,995

Cash collateral in the amount of $26,565 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements(1)

Hedge Replication ETF had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$206,509	11/06/15	Credit Suisse International	0.46%	S&P 500® Total Return Index	$128,027
287,762	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Total Return Index	195,452
297,385	01/06/16	Credit Suisse International	(0.09)%	iShares® MSCI Emerging Markets ETF	24,214
3,457,049	01/06/16	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	183,257
4,248,705					530,950	$(525,354)	$(5,596)	$—
231,196	01/06/16	Deutsche Bank AG	0.32%	iShares® MSCI EAFE ETF	73,712
318,699	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Total Return Index	266,691
585,057	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	142,262
1,134,952					482,665	—	(482,665)	—
16,856	01/06/16	Morgan Stanley & Co. International PLC	(0.09)%	iShares® MSCI Emerging Markets ETF	319
33,682	11/06/15	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Total Return Index	(16,123)
50,538					(15,804)	—	—	(15,804)
16,727	01/06/16	Societe Generale	0.16%	Russell 2000® Total Return Index	(7,058)
170,303	01/06/16	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	58,522
172,114	01/06/16	Societe Generale	0.56%	iShares® MSCI EAFE ETF	7,557
359,144					59,021	—	(50,000)	9,021
22,070	01/06/16	UBS AG	0.36%	iShares® MSCI EAFE ETF	1,147
33,361	01/06/16	UBS AG	0.26%	iShares® MSCI Emerging Markets ETF	617
83,481	11/06/15	UBS AG	0.01%	Russell 2000® Total Return Index	(56,340)
138,912					(54,576)	—	54,576	—
$5,932,251					$1,002,256

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 96.8%
	Consumer Discretionary — 11.9%

10,774	American Eagle Outfitters, Inc.	$151,913
11,635	Best Buy Co., Inc.	458,535
5,107	Big Lots, Inc.	259,436
8,523	Cablevision Systems Corp., Class A	173,187
5,780	Caesars Entertainment Corp.*	98,029
3,422	Carnival Corp.	151,116
3,504	Core-Mark Holding Co., Inc.	210,625
6,073	CST Brands, Inc.	265,147
2,654	Darden Restaurants, Inc.	151,252
1,376	Dillard’s, Inc., Class A	162,203
23,814	Ford Motor Co.	374,594
12,275	General Motors Co.	410,353
7,295	Goodyear Tire & Rubber Co. (The)	199,956
37,647	J.C. Penney Co., Inc.*	301,553
2,572	Johnson Controls, Inc.	128,600
3,582	Kohl’s Corp.	213,559
3,141	L Brands, Inc.	254,107
1,245	Lands’ End, Inc.*	59,237
1,607	Lear Corp.	154,127
5,692	Liberty Interactive Corp., Class A*	165,922
809	Liberty Ventures*	29,642
3,329	Lowe’s Cos., Inc.	212,490
3,099	Macy’s, Inc.	201,156
8,160	Murphy USA, Inc.*	519,955
8,108	News Corp., Class A*	125,836
26,679	Office Depot, Inc.*	176,882
12,055	Penn National Gaming, Inc.*	171,181
6,238	Rent-A-Center, Inc.	215,211
4,139	Sears Holdings Corp.*	149,418
19,136	Staples, Inc.	269,052
6,624	Target Corp.	490,176
2,676	Time Warner, Inc.	227,781
334	Time, Inc.	7,996
2,057	TRW Automotive Holdings Corp.*	212,694
1,178	Whirlpool Corp.	219,308
		7,572,229
	Consumer Staples — 9.3%

7,288	Altria Group, Inc.	366,295
10,016	Archer-Daniels-Midland Co.	527,643
13,914	Avon Products, Inc.	136,079
4,297	Bunge Ltd.	390,039
6,770	ConAgra Foods, Inc.	247,240
1,496	Costco Wholesale Corp.	212,611
3,794	CVS Health Corp.	346,620
15,292	Dean Foods Co.	260,728
10,667	Kroger Co. (The)	638,313
10,156	Pantry, Inc. (The)*	269,642
2,356	Procter & Gamble Co. (The)	213,053
3,370	Reynolds American, Inc.	222,117
32,801	Rite Aid Corp.*	179,749
9,596	Safeway, Inc.	334,325
45,694	SUPERVALU, Inc.*	427,696
7,708	Sysco Corp.	310,324
4,744	Tyson Foods, Inc., Class A	200,861
7,416	Wal-Mart Stores, Inc.	649,197
		5,932,532
	Energy — 9.8%

55,633	Alpha Natural Resources, Inc.*	115,717
55,373	Arch Coal, Inc.	122,928
8,050	Chesapeake Energy Corp.	163,093
8,859	Chevron Corp.	964,479
9,889	ConocoPhillips	653,366
5,227	Diamond Offshore Drilling, Inc.	153,517
7,576	Exxon Mobil Corp.	685,931
3,804	Hess Corp.	277,426
13,954	Marathon Oil Corp.	403,550
3,371	Marathon Petroleum Corp.	303,693
19,712	McDermott International, Inc.*	69,978
6,070	Murphy Oil Corp.	293,909
14,254	Peabody Energy Corp.	144,108
6,620	Phillips 66	483,392
575	Seventy Seven Energy, Inc.*	4,474
5,351	Tesoro Corp.	409,994
3,080	Tidewater, Inc.	95,203
11,230	Valero Energy Corp.	545,890
4,167	World Fuel Services Corp.	188,682
14,344	WPX Energy, Inc.*	194,648
		6,273,978
	Financials — 19.8%

5,449	Allstate Corp. (The)	371,349
5,867	American International Group, Inc.	321,512
580	American National Insurance Co.	66,572
35,821	Annaly Capital Management, Inc. (REIT)	412,658
2,914	Assurant, Inc.	196,957
57,987	Bank of America Corp.	988,098
7,176	Bank of New York Mellon Corp. (The)	287,255
5,752	BB&T Corp.	216,218
11,137	Brandywine Realty Trust (REIT)	172,178
3,741	Capital One Financial Corp.	311,251
13,099	Capitol Federal Financial, Inc.	163,999
2,291	Chubb Corp. (The)	236,088
13,910	Citigroup, Inc.	750,723
5,715	Corporate Office Properties Trust (REIT)	160,649
18,340	CYS Investments, Inc. (REIT)	169,278
12,498	Fulton Financial Corp.	149,226
16,429	Genworth Financial, Inc., Class A*	149,340
2,055	Goldman Sachs Group, Inc. (The)	387,183
10,089	Hartford Financial Services Group, Inc. (The)	416,676
9,059	Hatteras Financial Corp. (REIT)	173,570
19,253	Hudson City Bancorp, Inc.	188,487
9,967	Invesco Mortgage Capital, Inc. (REIT)	164,755
13,141	JPMorgan Chase & Co.	790,563
4,302	Kemper Corp.	151,689
12,651	KeyCorp	170,788
3,105	Lincoln National Corp.	175,836
5,250	Loews Corp.	218,610
8,464	Mack-Cali Realty Corp. (REIT)	162,678
6,996	MetLife, Inc.	389,048
8,658	Morgan Stanley	304,588
12,245	New York Community Bancorp, Inc.	194,573
10,819	People’s United Financial, Inc.	159,905
7,153	PHH Corp.*	165,663
2,115	PNC Financial Services Group, Inc. (The)	184,999
7,124	Progressive Corp. (The)	194,058
4,057	Prudential Financial, Inc.	344,764
19,648	Regions Financial Corp.	197,855
2,349	Reinsurance Group of America, Inc.	201,356
6,533	SunTrust Banks, Inc.	256,682
14,334	Susquehanna Bancshares, Inc.	188,779
8,671	Symetra Financial Corp.	196,485

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,118	Travelers Cos., Inc. (The)	$534,575
5,479	Unum Group	182,012
16,891	Valley National Bancorp	164,518
13,047	Weyerhaeuser Co. (REIT)	460,690
6,124	XL Group PLC	217,524
		12,662,260
	Health Care — 11.3%

3,190	Aetna, Inc.	278,296
4,786	AmerisourceBergen Corp.	435,765
2,525	Bristol-Myers Squibb Co.	149,101
5,494	Cardinal Health, Inc.	451,552
1,755	Cigna Corp.	180,572
4,136	Community Health Systems, Inc.*	194,723
5,871	Eli Lilly & Co.	399,932
2,269	Express Scripts Holding Co.*	188,667
7,935	HCA Holdings, Inc.*	552,990
5,592	Health Net, Inc.*	287,317
2,344	Humana, Inc.	323,402
3,416	Johnson & Johnson	369,782
7,075	Kindred Healthcare, Inc.	140,722
2,014	McKesson Corp.	424,471
3,082	Medtronic, Inc.	227,667
6,899	Merck & Co., Inc.	416,700
4,829	Owens & Minor, Inc.	165,200
20,524	Pfizer, Inc.	639,323
2,780	Quest Diagnostics, Inc.	181,562
3,260	Tenet Healthcare Corp.*	156,643
4,969	UnitedHealth Group, Inc.	490,092
4,572	WellPoint, Inc.	584,804
		7,239,283
	Industrials — 9.6%

7,474	AECOM Technology Corp.*	239,243
2,986	AGCO Corp.	125,979
1,804	Armstrong World Industries, Inc.*	90,380
4,913	Avis Budget Group, Inc.*	295,517
2,578	Caterpillar, Inc.	259,347
3,905	Con-way, Inc.	193,454
7,770	Covanta Holding Corp.	194,794
2,021	Deere & Co.	175,059
1,769	Fluor Corp.	109,660
5,508	General Cable Corp.	75,790
1,804	General Dynamics Corp.	262,229
27,878	General Electric Co.	738,488
6,104	Harsco Corp.	118,173
6,513	Hertz Global Holdings, Inc.*	154,619
1,803	Honeywell International, Inc.	178,623
3,176	ITT Corp.	131,486
2,271	Jacobs Engineering Group, Inc.*	105,488
18,982	JetBlue Airways Corp.*	277,707
4,297	KBR, Inc.	72,362
1,735	L-3 Communications Holdings, Inc.	216,181
2,323	Manpowergroup, Inc.	155,316
4,405	Navistar International Corp.*	157,699
2,083	Northrop Grumman Corp.	293,557
6,255	Pitney Bowes, Inc.	153,998
11,164	R.R. Donnelley & Sons Co.	188,002
1,534	Raytheon Co.	163,678
4,783	Republic Services, Inc.	189,455
2,001	Ryder System, Inc.	191,136
11,181	SkyWest, Inc.	139,763
4,657	Tyco International PLC	199,785
60	Veritiv Corp.*	3,015
5,443	Waste Management, Inc.	265,237
		6,115,220
	Information Technology — 11.4%

6,160	Activision Blizzard, Inc.	133,364
32,301	Advanced Micro Devices, Inc.*	90,120
3,086	AOL, Inc.*	142,450
7,225	Applied Materials, Inc.	173,761
4,299	Arrow Electronics, Inc.*	251,234
4,996	Avnet, Inc.	218,775
1,574	Blackhawk Network Holdings, Inc., Class B*	56,176
8,349	Booz Allen Hamilton Holding Corp.	227,176
1,494	CACI International, Inc., Class A*	133,250
2,879	Computer Sciences Corp.	182,471
2,936	Diebold, Inc.	106,225
8,203	EMC Corp.	248,961
26,703	Flextronics International Ltd.*	296,136
18,098	Hewlett-Packard Co.	706,908
11,591	Ingram Micro, Inc., Class A*	317,941
4,840	Insight Enterprises, Inc.*	113,401
22,522	Intel Corp.	838,945
2,371	International Business Machines Corp.	384,505
8,413	Jabil Circuit, Inc.	174,570
3,478	Leidos Holdings, Inc.	140,546
3,474	Maxim Integrated Products, Inc.	102,726
10,672	Microsoft Corp.	510,228
2,639	Paychex, Inc.	125,115
7,619	Sanmina Corp.*	187,427
6,890	Symantec Corp.	179,760
2,158	SYNNEX Corp.	154,168
3,955	Tech Data Corp.*	246,515
3,360	Texas Instruments, Inc.	182,851
3,570	Unisys Corp.*	95,390
7,991	Vishay Intertechnology, Inc.	110,835
1,612	Western Digital Corp.	166,471
22,525	Xerox Corp.	314,449
		7,312,850
	Materials — 3.5%

16,118	AK Steel Holding Corp.*	95,418
20,386	Alcoa, Inc.	352,474
6,822	Cliffs Natural Resources, Inc.	62,217
6,985	Commercial Metals Co.	114,135
3,518	Dow Chemical Co. (The)	171,221
7,468	Freeport-McMoRan, Inc.	200,516
3,129	International Paper Co.	168,403
1,355	LyondellBasell Industries N.V., Class A	106,855
2,526	Mosaic Co. (The)	115,615
10,064	Newmont Mining Corp.	185,178
3,401	Nucor Corp.	182,396
4,115	Olin Corp.	103,533
5,841	Steel Dynamics, Inc.	131,656
6,480	United States Steel Corp.	216,108
		2,205,725
	Telecommunication Services — 4.7%

30,543	AT&T, Inc.	1,080,611
12,109	CenturyLink, Inc.	493,684
61,208	Frontier Communications Corp.	431,516
12,347	Verizon Communications, Inc.	624,635
34,087	Windstream Holdings, Inc.	344,620
		2,975,066
	Utilities — 5.5%

12,242	AES Corp. (The)	169,797

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,343	Ameren Corp.	$230,337
5,603	Avista Corp.	193,023
4,300	Consolidated Edison, Inc.	271,545
4,992	Entergy Corp.	418,829
15,229	Exelon Corp.	550,833
12,550	FirstEnergy Corp.	462,844
9,770	Pepco Holdings, Inc.	268,675
4,694	PG&E Corp.	237,047
7,015	PNM Resources, Inc.	203,154
5,975	Public Service Enterprise Group, Inc.	249,635
5,165	WGL Holdings, Inc.	252,414
		3,508,133
	Total Common Stocks (Cost $55,464,672)	61,797,276

Principal Amount
	Repurchase Agreements (a)(b) — 17.4%
$11,141,576	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $11,141,637	11,141,576
	Total Repurchase Agreements (Cost $11,141,576)	11,141,576

	Total Investment Securities (Cost $66,606,248) — 114.2%	72,938,852
	Liabilities in excess of other assets — (14.2%)	(9,063,837)
	Net Assets — 100.0%	$63,875,015

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $20,912,040.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,290,890
Aggregate gross unrealized depreciation	(2,113,507)
Net unrealized appreciation	$6,177,383
Federal income tax cost of investments	$66,761,469

Swap Agreements(1)

RAFI® Long/Short had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$(59,555,587)	11/06/15	Deutsche Bank AG	(0.07)%	RAFI® US Equity Long/Short Index (short portion)	$(4,741,724)	$4,726,565	$15,159	$—
(4,368,637)	11/06/15	Societe Generale	0.24%	RAFI® US Equity Long/Short Index (short portion)	(4,794,647)
1,983,576	11/06/15	Societe Generale	0.26%	RAFI® US Equity Long/Short Index (long portion)	362,486
(2,385,061)					(4,432,161)	4,405,177	26,984	—
$(61,940,648)					$(9,173,885)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell3000

Shares		Value
	Common Stocks — 80.1%
	Consumer Discretionary — 10.2%

9	1-800-Flowers.com, Inc., Class A*	$77
4	2U, Inc.*	72
7	A.H. Belo Corp., Class A	84
23	Aaron’s, Inc.	653
26	Abercrombie & Fitch Co., Class A	750
26	Advance Auto Parts, Inc.	3,824
28	Aeropostale, Inc.*	97
134	Amazon.com, Inc.*	45,378
8	AMC Entertainment Holdings, Inc., Class A	210
21	AMC Networks, Inc., Class A*	1,362
24	American Axle & Manufacturing Holdings, Inc.*	512
70	American Eagle Outfitters, Inc.	987
6	American Public Education, Inc.*	202
3	America’s Car-Mart, Inc.*	154
17	Ann, Inc.*	624
35	Apollo Education Group, Inc.*	1,093
15	Aramark	456
5	Arctic Cat, Inc.	165
11	Asbury Automotive Group, Inc.*	833
47	Ascena Retail Group, Inc.*	629
5	Ascent Capital Group, Inc., Class A*	269
26	AutoNation, Inc.*	1,545
12	AutoZone, Inc.*	6,933
15	Barnes & Noble, Inc.*	350
10	Beazer Homes USA, Inc.*	199
11	bebe stores, inc.	33
66	Bed Bath & Beyond, Inc.*	4,842
35	Belmond Ltd., Class A*	396
103	Best Buy Co., Inc.	4,059
7	Big 5 Sporting Goods Corp.	92
21	Big Lots, Inc.	1,067
1	Biglari Holdings, Inc.*	371
8	BJ’s Restaurants, Inc.*	393
8	Black Diamond, Inc.*	73
28	Bloomin’ Brands, Inc.*	638
4	Blue Nile, Inc.*	139
9	Bob Evans Farms, Inc.	489
5	Bon-Ton Stores, Inc. (The)	42
82	BorgWarner, Inc.	4,638
28	Boyd Gaming Corp.*	358
7	Bravo Brio Restaurant Group, Inc.*	92
6	Bridgepoint Education, Inc.*	64
11	Bright Horizons Family Solutions, Inc.*	492
23	Brinker International, Inc.	1,296
16	Brown Shoe Co., Inc.	524
33	Brunswick Corp.	1,639
10	Buckle, Inc. (The)	512
7	Buffalo Wild Wings, Inc.*	1,191
4	Build-A-Bear Workshop, Inc.*	82
38	Burger King Worldwide, Inc.	1,381
10	Burlington Stores, Inc.*	447
18	Cabela’s, Inc.*	976
70	Cablevision Systems Corp., Class A	1,422
16	Caesars Acquisition Co., Class A*	168
18	Caesars Entertainment Corp.*	305
28	Callaway Golf Co.	207
4	Capella Education Co.	273
24	Career Education Corp.*	141
79	CarMax, Inc.*	4,501
9	Carmike Cinemas, Inc.*	267
152	Carnival Corp.	6,712
6	Carriage Services, Inc.	115
13	Carrols Restaurant Group, Inc.*	98
19	Carter’s, Inc.	1,581
10	Cato Corp. (The), Class A	401
3	Cavco Industries, Inc.*	222
187	CBS Corp. (Non-Voting), Class B	10,263
25	Central European Media Enterprises Ltd., Class A*	71
1	Century Communities, Inc.*	17
28	Charter Communications, Inc., Class A*	4,752
18	Cheesecake Factory, Inc. (The)	872
26	Chegg, Inc.*	176
55	Chico’s FAS, Inc.	873
8	Children’s Place, Inc. (The)	448
11	Chipotle Mexican Grill, Inc.*	7,300
12	Choice Hotels International, Inc.	665
13	Christopher & Banks Corp.*	94
5	Churchill Downs, Inc.	481
6	Chuy’s Holdings, Inc.*	128
27	Cinedigm Corp., Class A*	48
41	Cinemark Holdings, Inc.	1,489
6	Citi Trends, Inc.*	142
15	Clear Channel Outdoor Holdings, Inc., Class A	116
8	ClubCorp Holdings, Inc.	158
98	Coach, Inc.	3,638
2	Collectors Universe, Inc.	44
10	Columbia Sportswear Co.	450
927	Comcast Corp., Class A	52,876
10	Conn’s, Inc.*	343
6	Container Store Group, Inc. (The)*	131
23	Cooper Tire & Rubber Co.	780
5	Cooper-Standard Holding, Inc.*	269
8	Core-Mark Holding Co., Inc.	481
4	Coupons.com, Inc.*	61
7	Cracker Barrel Old Country Store, Inc.	896
31	Crocs, Inc.*	412
12	Crown Media Holdings, Inc., Class A*	41
3	CSS Industries, Inc.	87
27	CST Brands, Inc.	1,179
3	Culp, Inc.	56
52	Cumulus Media, Inc., Class A*	207
115	D.R. Horton, Inc.	2,931
61	Dana Holding Corp.	1,293
47	Darden Restaurants, Inc.	2,679
12	Deckers Outdoor Corp.*	1,161
8	Del Frisco’s Restaurant Group, Inc.*	178
31	Denny’s Corp.*	300
5	Destination Maternity Corp.	80
13	Destination XL Group, Inc.*	67
23	DeVry Education Group, Inc.	1,124
5	Dex Media, Inc.*	43
13	Diamond Resorts International, Inc.*	314
35	Dick’s Sporting Goods, Inc.	1,771
9	Dillard’s, Inc., Class A	1,061
6	DineEquity, Inc.	596
167	DIRECTV*	14,648
82	Discovery Communications, Inc., Class A*	2,862
82	Discovery Communications, Inc., Class C*	2,789
76	DISH Network Corp., Class A*	6,035
5	Dixie Group, Inc. (The)*	38
111	Dollar General Corp.*	7,408
74	Dollar Tree, Inc.*	5,059

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
20	Domino’s Pizza, Inc.	$1,877
10	Dorman Products, Inc.*	473
27	DreamWorks Animation SKG, Inc., Class A*	644
8	Drew Industries, Inc.	377
27	DSW, Inc., Class A	958
38	Dunkin’ Brands Group, Inc.	1,837
11	E.W. Scripps Co. (The), Class A*	215
3	El Pollo Loco Holdings, Inc.*	82
5	Empire Resorts, Inc.*	34
9	Entercom Communications Corp., Class A*	96
21	Entravision Communications Corp., Class A	136
8	Eros International PLC*	172
4	Escalade, Inc.	53
9	Ethan Allen Interiors, Inc.	266
15	EVINE Live, Inc.*	92
36	Expedia, Inc.	3,136
30	Express, Inc.*	448
34	Family Dollar Stores, Inc.	2,688
2	Famous Dave’s of America, Inc.*	51
10	Federal-Mogul Holdings Corp.*	155
10	Fiesta Restaurant Group, Inc.*	561
17	Finish Line, Inc. (The), Class A	485
19	Five Below, Inc.*	887
2	Flexsteel Industries, Inc.	63
52	Foot Locker, Inc.	2,979
1,390	Ford Motor Co.	21,865
17	Fossil Group, Inc.*	1,899
4	Fox Factory Holding Corp.*	55
15	Francesca’s Holdings Corp.*	190
13	Fred’s, Inc., Class A	201
7	FTD Cos., Inc.*	243
5	Fuel Systems Solutions, Inc.*	49
7	G-III Apparel Group Ltd.*	619
5	Gaiam, Inc., Class A*	37
41	GameStop Corp., Class A	1,550
81	Gannett Co., Inc.	2,637
95	Gap, Inc. (The)	3,762
44	Garmin Ltd.	2,521
574	General Motors Co.	19,189
9	Genesco, Inc.*	732
52	Gentex Corp.	1,849
13	Gentherm, Inc.*	490
55	Genuine Parts Co.	5,653
5	Global Sources Ltd.*	32
33	GNC Holdings, Inc., Class A	1,459
99	Goodyear Tire & Rubber Co. (The)	2,714
7	GoPro, Inc., Class A*	546
1	Graham Holdings Co., Class B	887
17	Grand Canyon Education, Inc.*	776
18	Gray Television, Inc.*	187
9	Group 1 Automotive, Inc.	806
172	Groupon, Inc.*	1,295
22	Guess?, Inc.	499
98	H&R Block, Inc.	3,297
36	Hanesbrands, Inc.	4,166
78	Harley-Davidson, Inc.	5,435
24	Harman International Industries, Inc.	2,605
18	Harte-Hanks, Inc.	110
41	Hasbro, Inc.	2,427
7	Haverty Furniture Cos., Inc.	147
10	Helen of Troy Ltd.*	647
3	Hemisphere Media Group, Inc.*	38
4	hhgregg, Inc.*	25
9	Hibbett Sports, Inc.*	452
48	Hilton Worldwide Holdings, Inc.*	1,259
489	Home Depot, Inc. (The)	48,607
33	HomeAway, Inc.*	1,035
39	Houghton Mifflin Harcourt Co.*	750
42	Hovnanian Enterprises, Inc., Class A*	181
12	HSN, Inc.	875
15	Hyatt Hotels Corp., Class A*	884
17	Iconix Brand Group, Inc.*	687
3	Ignite Restaurant Group, Inc.*	23
3	Installed Building Products, Inc.*	51
88	International Game Technology	1,499
10	International Speedway Corp., Class A	313
152	Interpublic Group of Cos., Inc. (The)	3,084
14	Interval Leisure Group, Inc.	304
5	Intrawest Resorts Holdings, Inc.*	54
11	iRobot Corp.*	401
8	Isle of Capri Casinos, Inc.*	58
8	ITT Educational Services, Inc.*	66
109	J.C. Penney Co., Inc.*	873
14	Jack in the Box, Inc.	1,043
7	JAKKS Pacific, Inc.*	52
6	Jamba, Inc.*	74
69	Jarden Corp.*	3,046
16	John Wiley & Sons, Inc., Class A	956
238	Johnson Controls, Inc.	11,900
2	Johnson Outdoors, Inc., Class A	61
16	Journal Communications, Inc., Class A*	159
12	K12, Inc.*	138
45	Kate Spade & Co.*	1,441
30	KB Home	527
5	Kirkland’s, Inc.*	109
75	Kohl’s Corp.	4,471
23	Krispy Kreme Doughnuts, Inc.*	468
87	L Brands, Inc.	7,038
16	La Quinta Holdings, Inc.*	352
28	Lamar Advertising Co., Class A (REIT)	1,492
6	Lands’ End, Inc.*	285
135	Las Vegas Sands Corp.	8,598
19	La-Z-Boy, Inc.	494
23	LeapFrog Enterprises, Inc.*	126
29	Lear Corp.	2,781
19	Lee Enterprises, Inc.*	67
50	Leggett & Platt, Inc.	2,104
64	Lennar Corp., Class A	3,023
5	LGI Homes, Inc.*	80
8	Libbey, Inc.*	240
9	Liberty Broadband Corp., Class A*	466
17	Liberty Broadband Corp., Class C*	925
176	Liberty Interactive Corp., Class A*	5,130
34	Liberty Media Corp.*	1,250
68	Liberty Media Corp., Class C*	2,484
1	Liberty Tax, Inc.*	38
26	Liberty TripAdvisor Holdings, Inc., Class A*	681
51	Liberty Ventures*	1,869
15	Life Time Fitness, Inc.*	831
29	LifeLock, Inc.*	479
4	Lifetime Brands, Inc.	60
29	Lions Gate Entertainment Corp.	983
8	Lithia Motors, Inc., Class A	588
52	Live Nation Entertainment, Inc.*	1,394
108	LKQ Corp.*	3,137
5	Loral Space & Communications, Inc.*	392

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
365	Lowe’s Cos., Inc.	$23,298
10	Lumber Liquidators Holdings, Inc.*	636
9	M/I Homes, Inc.*	206
129	Macy’s, Inc.	8,373
22	Madison Square Garden Co. (The), Class A*	1,607
3	Malibu Boats, Inc., Class A*	56
6	Marcus Corp. (The)	99
4	Marine Products Corp.	26
9	MarineMax, Inc.*	167
79	Marriott International, Inc., Class A	6,224
10	Marriott Vacations Worldwide Corp.	735
11	Martha Stewart Living Omnimedia, Inc., Class A*	47
121	Mattel, Inc.	3,818
5	Mattress Firm Holding Corp.*	355
22	McClatchy Co. (The), Class A*	72
354	McDonald’s Corp.	34,271
14	MDC Holdings, Inc.	368
15	MDC Partners, Inc., Class A	331
19	Media General, Inc.*	291
17	Men’s Wearhouse, Inc. (The)	794
13	Meredith Corp.	686
14	Meritage Homes Corp.*	549
133	MGM Resorts International*	3,034
73	Michael Kors Holdings Ltd.*	5,600
10	Michaels Cos., Inc. (The)*	241
17	Modine Manufacturing Co.*	207
22	Mohawk Industries, Inc.*	3,379
3	Monarch Casino & Resort, Inc.*	50
11	Monro Muffler Brake, Inc.	603
10	Morgans Hotel Group Co.*	81
7	Morningstar, Inc.	467
6	Motorcar Parts of America, Inc.*	202
7	Movado Group, Inc.	201
11	Multimedia Games Holding Co., Inc.*	399
17	Murphy USA, Inc.*	1,083
2	NACCO Industries, Inc., Class A	116
1	Nathan’s Famous, Inc.*	75
22	National CineMedia, Inc.	312
11	Nautilus, Inc.*	141
21	Netflix, Inc.*	7,278
3	New Home Co., Inc. (The)*	43
13	New Media Investment Group, Inc.	264
10	New York & Co., Inc.*	27
50	New York Times Co. (The), Class A	634
99	Newell Rubbermaid, Inc.	3,595
178	News Corp., Class A*	2,763
11	Nexstar Broadcasting Group, Inc., Class A	564
250	NIKE, Inc., Class B	24,823
4	Noodles & Co.*	98
50	Nordstrom, Inc.	3,818
32	Norwegian Cruise Line Holdings Ltd.*	1,404
10	Nutrisystem, Inc.	190
2	NVR, Inc.*	2,517
191	Office Depot, Inc.*	1,266
92	Omnicom Group, Inc.	7,109
18	Orbitz Worldwide, Inc.*	138
38	O’Reilly Automotive, Inc.*	6,944
7	Outerwall, Inc.*	492
4	Overstock.com, Inc.*	99
5	Oxford Industries, Inc.	331
18	Pacific Sunwear of California, Inc.*	30
9	Panera Bread Co., Class A*	1,507
11	Papa John’s International, Inc.	581
2	Papa Murphy’s Holdings, Inc.*	20
28	Penn National Gaming, Inc.*	398
15	Penske Automotive Group, Inc.	710
19	Pep Boys-Manny Moe & Jack (The)*	185
4	Perry Ellis International, Inc.*	106
7	PetMed Express, Inc.	95
36	PetSmart, Inc.	2,835
34	Pier 1 Imports, Inc.	469
21	Pinnacle Entertainment, Inc.*	523
24	Polaris Industries, Inc.	3,761
16	Pool Corp.	951
8	Popeyes Louisiana Kitchen, Inc.*	442
5	Potbelly Corp.*	66
18	Priceline Group, Inc. (The)*	20,883
136	PulteGroup, Inc.	2,942
29	PVH Corp.	3,687
49	Quiksilver, Inc.*	100
8	Radio One, Inc., Class D*	14
21	Ralph Lauren Corp.	3,883
5	ReachLocal, Inc.*	16
6	Reading International, Inc., Class A*	71
5	Red Robin Gourmet Burgers, Inc.*	337
30	Regal Entertainment Group, Class A	693
16	Regis Corp.*	265
5	Remy International, Inc.	92
19	Rent-A-Center, Inc.	656
4	Rentrak Corp.*	336
11	Restoration Hardware Holdings, Inc.*	929
11	RetailMeNot, Inc.*	162
76	Ross Stores, Inc.	6,952
59	Royal Caribbean Cruises Ltd.	4,351
22	Ruby Tuesday, Inc.*	183
13	Ruth’s Hospitality Group, Inc.	171
17	Ryland Group, Inc. (The)	665
1	Saga Communications, Inc., Class A	40
4	Salem Communications Corp., Class A	31
58	Sally Beauty Holdings, Inc.*	1,836
9	Scholastic Corp.	320
18	Scientific Games Corp., Class A*	273
38	Scripps Networks Interactive, Inc., Class A	2,970
10	Sears Holdings Corp.*	361
4	Sears Hometown and Outlet Stores, Inc.*	53
24	SeaWorld Entertainment, Inc.	401
19	Select Comfort Corp.*	500
6	Sequential Brands Group, Inc.*	74
76	Service Corp. International	1,718
15	ServiceMaster Global Holdings, Inc.*	394
16	SFX Entertainment, Inc.*	70
3	Shiloh Industries, Inc.*	49
5	Shoe Carnival, Inc.	101
14	Shutterfly, Inc.*	599
29	Signet Jewelers Ltd.	3,798
25	Sinclair Broadcast Group, Inc., Class A	729
928	Sirius XM Holdings, Inc.*	3,369
26	Six Flags Entertainment Corp.	1,057
8	Sizmek, Inc.*	46
14	Skechers U.S.A., Inc., Class A*	860
7	Skullcandy, Inc.*	66
20	Smith & Wesson Holding Corp.*	199
14	Sonic Automotive, Inc., Class A	361
19	Sonic Corp.	517
22	Sotheby’s	889
12	Spartan Motors, Inc.	60
4	Speedway Motorsports, Inc.	79

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
3	Sportsman’s Warehouse Holdings, Inc.*	$21
11	Stage Stores, Inc.	225
7	Standard Motor Products, Inc.	267
52	Standard Pacific Corp.*	393
231	Staples, Inc.	3,248
269	Starbucks Corp.	21,845
69	Starwood Hotels & Resorts Worldwide, Inc.	5,451
33	Starz, Class A*	1,089
10	Stein Mart, Inc.	142
5	Steiner Leisure Ltd.*	221
21	Steven Madden Ltd.*	716
10	Stoneridge, Inc.*	109
1	Strattec Security Corp.	104
4	Strayer Education, Inc.*	303
7	Sturm Ruger & Co., Inc.	267
8	Superior Industries International, Inc.	145
4	Systemax, Inc.*	52
227	Target Corp.	16,798
12	Taylor Morrison Home Corp., Class A*	232
22	Tempur Sealy International, Inc.*	1,255
22	Tenneco, Inc.*	1,196
34	Tesla Motors, Inc.*	8,314
25	Texas Roadhouse, Inc.	827
127	Thomson Reuters Corp.	5,029
16	Thor Industries, Inc.	940
40	Tiffany & Co.	4,317
10	Tile Shop Holdings, Inc.*	100
4	Tilly’s, Inc., Class A*	30
100	Time Warner Cable, Inc.	14,928
316	Time Warner, Inc.	26,898
39	Time, Inc.	934
251	TJX Cos., Inc. (The)	16,606
64	Toll Brothers, Inc.*	2,239
7	Tower International, Inc.*	179
3	Townsquare Media, Inc., Class A*	37
50	Tractor Supply Co.	3,847
52	TRI Pointe Homes, Inc.*	794
40	TripAdvisor, Inc.*	2,946
40	TRW Automotive Holdings Corp.*	4,136
16	Tuesday Morning Corp.*	341
18	Tumi Holdings, Inc.*	394
18	Tupperware Brands Corp.	1,211
3	Turtle Beach Corp.*	11
681	Twenty-First Century Fox, Inc., Class A	25,061
3	UCP, Inc., Class A*	34
23	Ulta Salon Cosmetics & Fragrance, Inc.*	2,909
62	Under Armour, Inc., Class A*	4,494
5	Unifi, Inc.*	142
6	Universal Electronics, Inc.*	363
8	Universal Technical Institute, Inc.	84
38	Urban Outfitters, Inc.*	1,228
13	Vail Resorts, Inc.	1,139
8	Vera Bradley, Inc.*	184
123	VF Corp.	9,246
154	Viacom, Inc., Class B	11,647
4	Vince Holding Corp.*	149
16	Visteon Corp.*	1,568
11	Vitamin Shoppe, Inc.*	526
7	VOXX International Corp.*	59
620	Walt Disney Co. (The)	57,356
4	WCI Communities, Inc.*	74
10	Weight Watchers International, Inc.*	290
98	Wendy’s Co. (The)	855
6	West Marine, Inc.*	66
2	Weyco Group, Inc.	55
28	Whirlpool Corp.	5,213
6	William Lyon Homes, Class A*	123
34	Williams-Sonoma, Inc.	2,535
1	Winmark Corp.	81
10	Winnebago Industries, Inc.	252
36	Wolverine World Wide, Inc.	1,098
11	World Wrestling Entertainment, Inc., Class A	127
46	Wyndham Worldwide Corp.	3,835
29	Wynn Resorts Ltd.	5,180
158	Yum! Brands, Inc.	12,206
2	Zoe’s Kitchen, Inc.*	63
5	zulily, Inc., Class A*	144
7	Zumiez, Inc.*	250
		1,039,627
	Consumer Staples — 6.9%

16	22nd Century Group, Inc.*	31
1	Alico, Inc.	36
32	Alliance One International, Inc.*	58
711	Altria Group, Inc.	35,735
10	Andersons, Inc. (The)	540
234	Archer-Daniels-Midland Co.	12,327
155	Avon Products, Inc.	1,516
19	B&G Foods, Inc.	544
3	Boston Beer Co., Inc. (The), Class A*	789
22	Boulder Brands, Inc.*	238
55	Brown-Forman Corp., Class B	5,338
53	Bunge Ltd.	4,811
5	Calavo Growers, Inc.	215
12	Cal-Maine Foods, Inc.	503
62	Campbell Soup Co.	2,807
14	Casey’s General Stores, Inc.	1,172
15	Central Garden and Pet Co., Class A*	124
6	Chefs’ Warehouse, Inc. (The)*	103
17	Chiquita Brands International, Inc.*	246
49	Church & Dwight Co., Inc.	3,759
46	Clorox Co. (The)	4,675
2	Coca-Cola Bottling Co. Consolidated	189
1,421	Coca-Cola Co. (The)	63,703
90	Coca-Cola Enterprises, Inc.	3,955
328	Colgate-Palmolive Co.	22,826
151	ConAgra Foods, Inc.	5,515
57	Constellation Brands, Inc., Class A*	5,495
157	Costco Wholesale Corp.	22,313
23	Coty, Inc., Class A*	466
4	Craft Brew Alliance, Inc.*	54
1	Crimson Wine Group Ltd.*	9
418	CVS Health Corp.	38,188
59	Darling Ingredients, Inc.*	1,097
33	Dean Foods Co.	563
8	Diamond Foods, Inc.*	238
70	Dr. Pepper Snapple Group, Inc.	5,180
9	Elizabeth Arden, Inc.*	156
22	Energizer Holdings, Inc.	2,860
82	Estee Lauder Cos., Inc. (The), Class A	6,079
7	Fairway Group Holdings Corp.*	26
3	Farmer Bros Co.*	86
8	Female Health Co. (The)	34
62	Flowers Foods, Inc.	1,209
13	Fresh Del Monte Produce, Inc.	439
15	Fresh Market, Inc. (The)*	614

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
220	General Mills, Inc.	$11,605
18	Hain Celestial Group, Inc. (The)*	2,038
30	Harbinger Group, Inc.*	412
27	Herbalife Ltd.	1,168
54	Hershey Co. (The)	5,415
48	Hormel Foods Corp.	2,548
11	IGI Laboratories, Inc.*	115
5	Ingles Markets, Inc., Class A	136
27	Ingredion, Inc.	2,247
6	Inter Parfums, Inc.	154
5	Inventure Foods, Inc.*	69
5	J&J Snack Foods Corp.	525
37	J.M. Smucker Co. (The)	3,795
3	John B. Sanfilippo & Son, Inc.*	125
92	Kellogg Co.	6,095
51	Keurig Green Mountain, Inc.	7,249
135	Kimberly-Clark Corp.	15,740
213	Kraft Foods Group, Inc.	12,816
182	Kroger Co. (The)	10,891
7	Lancaster Colony Corp.	657
11	Liberator Medical Holdings, Inc.	31
2	Lifeway Foods, Inc.*	37
4	Limoneira Co.	103
130	Lorillard, Inc.	8,208
47	McCormick & Co., Inc. (Non-Voting)	3,494
72	Mead Johnson Nutrition Co.	7,476
5	Medifast, Inc.*	147
49	Molson Coors Brewing Co., Class B	3,790
605	Mondelez International, Inc., Class A	23,716
51	Monster Beverage Corp.*	5,720
4	National Beverage Corp.*	101
3	Natural Grocers by Vitamin Cottage, Inc.*	67
4	Nature’s Sunshine Products, Inc.	60
21	Nu Skin Enterprises, Inc., Class A	878
3	Nutraceutical International Corp.*	64
2	Oil-Dri Corp. of America	54
7	Omega Protein Corp.*	71
3	Orchids Paper Products Co.	81
8	Pantry, Inc. (The)*	212
543	PepsiCo, Inc.	54,354
563	Philip Morris International, Inc.	48,942
23	Pilgrim’s Pride Corp.*	743
19	Pinnacle Foods, Inc.	647
16	Post Holdings, Inc.*	640
7	PriceSmart, Inc.	679
968	Procter & Gamble Co. (The)	87,536
4	Revlon, Inc., Class A*	132
110	Reynolds American, Inc.	7,250
349	Rite Aid Corp.*	1,913
14	Roundy’s, Inc.*	56
82	Safeway, Inc.	2,857
8	Sanderson Farms, Inc.	694
3	Seneca Foods Corp., Class A*	81
17	Snyder’s-Lance, Inc.	515
13	SpartanNash Co.	303
8	Spectrum Brands Holdings, Inc.	736
35	Sprouts Farmers Market, Inc.*	1,113
73	SUPERVALU, Inc.*	683
6	Synutra International, Inc.*	32
209	Sysco Corp.	8,414
7	Tootsie Roll Industries, Inc.	204
15	TreeHouse Foods, Inc.*	1,214
104	Tyson Foods, Inc., Class A	4,403
18	United Natural Foods, Inc.*	1,353
8	Universal Corp.	320
2	USANA Health Sciences, Inc.*	213
25	Vector Group Ltd.	544
2	Village Super Market, Inc., Class A	48
342	Walgreen Co.	23,465
570	Wal-Mart Stores, Inc.	49,898
5	WD-40 Co.	380
4	Weis Markets, Inc.	184
62	WhiteWave Foods Co. (The)*	2,271
132	Whole Foods Market, Inc.	6,472
		704,260
	Energy — 5.9%

33	Abraxas Petroleum Corp.*	110
1	Adams Resources & Energy, Inc.	44
9	Alon USA Energy, Inc.	126
79	Alpha Natural Resources, Inc.*	164
11	American Eagle Energy Corp.*	10
10	Amyris, Inc.*	28
181	Anadarko Petroleum Corp.	14,326
19	Antero Resources Corp.*	891
138	Apache Corp.	8,844
3	Apco Oil and Gas International, Inc.*	42
14	Approach Resources, Inc.*	136
76	Arch Coal, Inc.	169
6	Ardmore Shipping Corp.	61
2	Aspen Aerogels, Inc.*	16
23	Atwood Oceanics, Inc.*	738
156	Baker Hughes, Inc.	8,892
11	Basic Energy Services, Inc.*	98
18	Bill Barrett Corp.*	182
12	Bonanza Creek Energy, Inc.*	327
42	BPZ Resources, Inc.*	25
13	Bristow Group, Inc.	833
16	C&J Energy Services, Inc.*	242
149	Cabot Oil & Gas Corp.	4,923
20	Callon Petroleum Co.*	98
73	Cameron International Corp.*	3,743
7	CARBO Ceramics, Inc.	266
16	Carrizo Oil & Gas, Inc.*	631
12	CHC Group Ltd.*	55
85	Cheniere Energy, Inc.*	5,609
188	Chesapeake Energy Corp.	3,809
681	Chevron Corp.	74,140
31	Cimarex Energy Co.	3,253
2	Clayton Williams Energy, Inc.*	116
25	Clean Energy Fuels Corp.*	143
22	Cloud Peak Energy, Inc.*	257
126	Cobalt International Energy, Inc.*	1,134
17	Comstock Resources, Inc.	151
40	Concho Resources, Inc.*	3,810
439	ConocoPhillips	29,005
82	CONSOL Energy, Inc.	3,209
6	Contango Oil & Gas Co.*	203
31	Continental Resources, Inc.*	1,270
6	CVR Energy, Inc.	279
3	Dawson Geophysical Co.	41
21	Delek U.S. Holdings, Inc.	628
126	Denbury Resources, Inc.	1,041
146	Devon Energy Corp.	8,610
33	DHT Holdings, Inc.	207
24	Diamond Offshore Drilling, Inc.	705
15	Diamondback Energy, Inc.*	846
3	Dorian LPG Ltd.*	41
27	Dresser-Rand Group, Inc.*	2,190
15	Dril-Quip, Inc.*	1,196
11	Eclipse Resources Corp.*	119

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
20	Emerald Oil, Inc.*	$38
26	Energen Corp.	1,553
34	Energy XXI Ltd.	136
196	EOG Resources, Inc.	16,997
12	EP Energy Corp., Class A*	128
54	EQT Corp.	4,913
7	Era Group, Inc.*	147
7	Evolution Petroleum Corp.	55
54	EXCO Resources, Inc.	159
21	Exterran Holdings, Inc.	703
1,537	Exxon Mobil Corp.	139,160
84	FMC Technologies, Inc.*	4,013
43	Forest Oil Corp.*	25
21	Forum Energy Technologies, Inc.*	504
12	Frank’s International N.V.	216
24	Frontline Ltd.*	30
19	FX Energy, Inc.*	49
15	GasLog Ltd.	265
25	Gastar Exploration, Inc.*	74
5	Geospace Technologies Corp.*	132
4	Glori Energy, Inc.*	16
18	Golar LNG Ltd.	747
12	Goodrich Petroleum Corp.*	73
13	Green Plains, Inc.	390
5	Gulf Island Fabrication, Inc.	98
10	GulfMark Offshore, Inc., Class A	260
31	Gulfport Energy Corp.*	1,480
93	Halcon Resources Corp.*	211
4	Hallador Energy Co.	44
302	Halliburton Co.	12,744
15	Harvest Natural Resources, Inc.*	33
38	Helix Energy Solutions Group, Inc.*	869
35	Helmerich & Payne, Inc.	2,434
57	Hercules Offshore, Inc.*	71
99	Hess Corp.	7,220
71	HollyFrontier Corp.	2,898
13	Hornbeck Offshore Services, Inc.*	345
4	Independence Contract Drilling, Inc.*	28
46	ION Geophysical Corp.*	114
4	Jones Energy, Inc., Class A*	41
47	Key Energy Services, Inc.*	88
235	Kinder Morgan, Inc.	9,717
95	Kodiak Oil & Gas Corp.*	696
38	Kosmos Energy Ltd.*	317
28	Laredo Petroleum, Inc.*	293
71	Magnum Hunter Resources Corp.*	284
242	Marathon Oil Corp.	6,999
90	Marathon Petroleum Corp.	8,108
26	Matador Resources Co.*	457
9	Matrix Service Co.*	190
85	McDermott International, Inc.*	302
18	Memorial Resource Development Corp.*	389
13	Midstates Petroleum Co., Inc.*	30
11	Miller Energy Resources, Inc.*	26
5	Mitcham Industries, Inc.*	38
64	Murphy Oil Corp.	3,099
106	Nabors Industries Ltd.	1,391
154	National Oilwell Varco, Inc.	10,324
4	Natural Gas Services Group, Inc.*	93
29	Navios Maritime Acquisition Corp.	82
49	Newfield Exploration Co.*	1,334
30	Newpark Resources, Inc.*	314
129	Noble Energy, Inc.	6,344
7	Nordic American Offshore Ltd.	92
32	Nordic American Tankers Ltd.	287
26	North Atlantic Drilling Ltd.	63
22	Northern Oil and Gas, Inc.*	191
5	Nuverra Environmental Solutions, Inc.*	46
36	Oasis Petroleum, Inc.*	662
281	Occidental Petroleum Corp.	22,415
39	Oceaneering International, Inc.	2,446
17	Oil States International, Inc.*	847
74	ONEOK, Inc.	4,008
9	Pacific Ethanol, Inc.*	105
5	Panhandle Oil and Gas, Inc., Class A	88
43	Parker Drilling Co.*	153
19	Parsley Energy, Inc., Class A*	240
52	Patterson-UTI Energy, Inc.	920
25	PBF Energy, Inc., Class A	706
13	PDC Energy, Inc.*	384
97	Peabody Energy Corp.	981
23	Penn Virginia Corp.*	118
21	PetroQuest Energy, Inc.*	78
5	PHI, Inc. (Non-Voting)*	208
203	Phillips 66	14,823
22	Pioneer Energy Services Corp.*	133
51	Pioneer Natural Resources Co.	7,305
5	Profire Energy, Inc.*	17
64	QEP Resources, Inc.	1,308
45	Quicksilver Resources, Inc.*	14
59	Range Resources Corp.	3,873
12	Renewable Energy Group, Inc.*	114
28	Resolute Energy Corp.*	53
2	REX American Resources Corp.*	127
17	Rex Energy Corp.*	119
19	Rice Energy, Inc.*	473
4	RigNet, Inc.*	164
7	Ring Energy, Inc.*	67
22	Rosetta Resources, Inc.*	647
45	Rowan Cos. PLC, Class A	980
22	RPC, Inc.	292
8	RSP Permian, Inc.*	174
18	Sanchez Energy Corp.*	203
177	SandRidge Energy, Inc.*	497
465	Schlumberger Ltd.	39,967
62	Scorpio Tankers, Inc.	511
7	SEACOR Holdings, Inc.*	498
126	Seadrill Ltd.	1,847
15	SemGroup Corp., Class A	1,110
13	Seventy Seven Energy, Inc.*	101
21	Ship Finance International Ltd.	349
24	SM Energy Co.	1,043
27	Solazyme, Inc.*	62
126	Southwestern Energy Co.*	4,055
240	Spectra Energy Corp.	9,091
20	Stone Energy Corp.*	316
56	Superior Energy Services, Inc.	1,081
16	Swift Energy Co.*	72
24	Synergy Resources Corp.*	235
14	Targa Resources Corp.	1,598
16	Teekay Corp.	796
22	Teekay Tankers Ltd., Class A	99
12	Tesco Corp.	169
46	Tesoro Corp.	3,525
28	TETRA Technologies, Inc.*	178
18	Tidewater, Inc.	556
8	TransAtlantic Petroleum Ltd.*	55
27	Triangle Petroleum Corp.*	130
55	Ultra Petroleum Corp.*	1,092
18	Unit Corp.*	688

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (continued)
18		VAALCO Energy, Inc.*	$103
191		Valero Energy Corp.	9,285
74		Vantage Drilling Co.*	57
5		Vertex Energy, Inc.*	18
13		W&T Offshore, Inc.	98
26		Warren Resources, Inc.*	53
19		Western Refining, Inc.	781
5		Westmoreland Coal Co.*	188
43		Whiting Petroleum Corp.*	1,796
14		Willbros Group, Inc.*	64
267		Williams Cos., Inc. (The)	13,817
26		World Fuel Services Corp.	1,177
72		WPX Energy, Inc.*	977
			602,419
		Financials — 14.1%

5		1st Source Corp.	153
21		Acadia Realty Trust (REIT)	671
121		ACE Ltd.	13,835
15		Actua Corp.*	253
20		Affiliated Managers Group, Inc.*	4,072
163		Aflac, Inc.	9,736
10		AG Mortgage Investment Trust, Inc. (REIT)	197
5		Agree Realty Corp. (REIT)	154
17		Alexander & Baldwin, Inc.	647
1		Alexander’s, Inc. (REIT)	402
26		Alexandria Real Estate Equities, Inc. (REIT)	2,234
6		Alleghany Corp.*	2,739
35		Allied World Assurance Co. Holdings AG	1,319
155		Allstate Corp. (The)	10,563
97		Ally Financial, Inc.*	2,307
1		Altisource Asset Management Corp.*	495
5		Altisource Portfolio Solutions S.A.*	261
20		Altisource Residential Corp. (REIT)	406
16		Ambac Financial Group, Inc.*	393
13		American Assets Trust, Inc. (REIT)	511
38		American Campus Communities, Inc. (REIT)	1,520
126		American Capital Agency Corp. (REIT)	2,907
18		American Capital Mortgage Investment Corp. (REIT)	361
27		American Equity Investment Life Holding Co.	729
325		American Express Co.	30,036
26		American Financial Group, Inc./OH	1,570
54		American Homes 4 Rent, Class A (REIT)	929
518		American International Group, Inc.	28,386
3		American National Bankshares, Inc.	71
3		American National Insurance Co.	344
61		American Realty Capital Healthcare Trust, Inc. (REIT)	691
325		American Realty Capital Properties, Inc. (REIT)	3,055
12		American Residential Properties, Inc. (REIT)*	213
142		American Tower Corp. (REIT)	14,911
68		Ameriprise Financial, Inc.	8,960
9		Ameris Bancorp	226
7		AMERISAFE, Inc.	292
3		Ames National Corp.	71
7		AmREIT, Inc. (REIT)	186
11		AmTrust Financial Services, Inc.	565
339		Annaly Capital Management, Inc. (REIT)	3,905
46		Anworth Mortgage Asset Corp. (REIT)	248
106		Aon PLC	9,804
52		Apartment Investment & Management Co., Class A (REIT)	1,937
17		Apollo Commercial Real Estate Finance, Inc. (REIT)	284
11		Apollo Residential Mortgage, Inc. (REIT)	182
48		Arch Capital Group Ltd.*	2,751
10		Ares Commercial Real Estate Corp. (REIT)	119
9		Argo Group International Holdings Ltd.	508
8		Arlington Asset Investment Corp., Class A	223
9		Armada Hoffler Properties, Inc. (REIT)	85
128		ARMOUR Residential REIT, Inc. (REIT)	503
4		Arrow Financial Corp.	103
56		Arthur J. Gallagher & Co.	2,685
10		Artisan Partners Asset Management, Inc., Class A	517
9		Ashford Hospitality Prime, Inc. (REIT)	158
25		Ashford Hospitality Trust, Inc. (REIT)	262
—	#	Ashford, Inc.*	34
23		Aspen Insurance Holdings Ltd.	1,017
57		Associated Banc-Corp	1,053
21		Associated Estates Realty Corp. (REIT)	471
26		Assurant, Inc.	1,757
61		Assured Guaranty Ltd.	1,559
31		Astoria Financial Corp.	410
4		Atlas Financial Holdings, Inc.*	59
4		AV Homes, Inc.*	60
46		AvalonBay Communities, Inc. (REIT)	7,396
7		Aviv REIT, Inc. (REIT)	236
39		Axis Capital Holdings Ltd.	1,952
3		Baldwin & Lyons, Inc., Class B	77
10		Banc of California, Inc.	110
3		BancFirst Corp.	192
11		Banco Latinoamericano de Comercio Exterior S.A., Class E	354
12		Bancorp, Inc. (The)/DE*	108
34		BancorpSouth, Inc.	744
17		Bank Mutual Corp.	110
3,763		Bank of America Corp.	64,122
16		Bank of Hawaii Corp.	922
2		Bank of Kentucky Financial Corp. (The)	93
2		Bank of Marin Bancorp	102
408		Bank of New York Mellon Corp. (The)	16,332
29		Bank of the Ozarks, Inc.	1,050
7		BankFinancial Corp.	80
36		BankUnited, Inc.	1,087
7		Banner Corp.	288
257		BB&T Corp.	9,661
28		BBCN Bancorp, Inc.	390
3		BBX Capital Corp., Class A*	49
10		Beneficial Mutual Bancorp, Inc.*	136
655		Berkshire Hathaway, Inc., Class B*	97,392
9		Berkshire Hills Bancorp, Inc.	228
62		BGC Partners, Inc., Class A	540
69		BioMed Realty Trust, Inc. (REIT)	1,480

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
46	BlackRock, Inc.	$16,518
10	Blue Hills Bancorp, Inc.*	132
7	BNC Bancorp	119
5	BofI Holding, Inc.*	395
10	BOK Financial Corp.	644
29	Boston Private Financial Holdings, Inc.	370
55	Boston Properties, Inc. (REIT)	7,130
64	Brandywine Realty Trust (REIT)	989
4	Bridge Bancorp, Inc.	102
4	Bridge Capital Holdings*	92
17	Brixmor Property Group, Inc. (REIT)	411
25	Brookline Bancorp, Inc.	238
43	Brown & Brown, Inc.	1,385
5	Bryn Mawr Bank Corp.	147
1	C1 Financial, Inc.*	18
6	Calamos Asset Management, Inc., Class A	81
3	Camden National Corp.	108
31	Camden Property Trust (REIT)	2,377
23	Campus Crest Communities, Inc. (REIT)	177
9	Capital Bank Financial Corp., Class A*	228
4	Capital City Bank Group, Inc.	58
205	Capital One Financial Corp.	17,056
51	Capitol Federal Financial, Inc.	639
34	Capstead Mortgage Corp. (REIT)	442
11	Cardinal Financial Corp.	201
7	CareTrust REIT, Inc. (REIT)*	113
11	Cascade Bancorp*	54
10	Cash America International, Inc.	244
7	CatchMark Timber Trust, Inc., Class A (REIT)	78
28	Cathay General Bancorp	711
60	CBL & Associates Properties, Inc. (REIT)	1,167
31	CBOE Holdings, Inc.	1,857
100	CBRE Group, Inc., Class A*	3,374
28	Cedar Realty Trust, Inc. (REIT)	190
13	CenterState Banks, Inc.	145
6	Central Pacific Financial Corp.	115
1	Century Bancorp, Inc./MA, Class A	39
85	Chambers Street Properties (REIT)	681
402	Charles Schwab Corp. (The)	11,385
7	Charter Financial Corp./MD	78
12	Chatham Lodging Trust (REIT)	321
12	Chemical Financial Corp.	348
20	Chesapeake Lodging Trust (REIT)	677
368	Chimera Investment Corp. (REIT)	1,244
87	Chubb Corp. (The)	8,965
2	CIFC Corp.	18
59	Cincinnati Financial Corp.	3,006
69	CIT Group, Inc.	3,367
1,087	Citigroup, Inc.	58,665
4	Citizens & Northern Corp.	78
16	Citizens, Inc./TX*	117
6	City Holding Co.	262
17	City National Corp./CA	1,312
9	Clifton Bancorp, Inc.	114
114	CME Group, Inc.	9,649
9	CNA Financial Corp.	348
5	CNB Financial Corp./PA	88
78	CNO Financial Group, Inc.	1,353
13	CoBiz Financial, Inc.	149
7	Cohen & Steers, Inc.	303
38	Colony Financial, Inc. (REIT)	933
19	Columbia Banking System, Inc.	522
45	Columbia Property Trust, Inc. (REIT)	1,134
65	Comerica, Inc.	3,030
30	Commerce Bancshares, Inc./MO	1,304
15	Community Bank System, Inc.	555
6	Community Trust Bancorp, Inc.	217
4	CommunityOne Bancorp*	42
8	ConnectOne Bancorp, Inc.	148
2	Consolidated-Tomoka Land Co.	107
8	Consumer Portfolio Services, Inc.*	59
11	CorEnergy Infrastructure Trust, Inc. (REIT)	73
8	CoreSite Realty Corp. (REIT)	304
31	Corporate Office Properties Trust (REIT)	871
42	Corrections Corp. of America (REIT)	1,522
79	Cousins Properties, Inc. (REIT)	967
41	Cowen Group, Inc., Class A*	174
10	Crawford & Co., Class B	90
3	Credit Acceptance Corp.*	449
119	Crown Castle International Corp. (REIT)	9,888
4	CU Bancorp*	78
58	CubeSmart (REIT)	1,249
19	Cullen/Frost Bankers, Inc.	1,419
9	Customers Bancorp, Inc.*	162
38	CVB Financial Corp.	576
12	CyrusOne, Inc. (REIT)	329
58	CYS Investments, Inc. (REIT)	535
30	DCT Industrial Trust, Inc. (REIT)	1,007
108	DDR Corp. (REIT)	1,980
1	Diamond Hill Investment Group, Inc.	136
70	DiamondRock Hospitality Co. (REIT)	1,045
48	Digital Realty Trust, Inc. (REIT)	3,373
12	Dime Community Bancshares, Inc.	182
167	Discover Financial Services	10,947
3	Donegal Group, Inc., Class A	47
51	Douglas Emmett, Inc. (REIT)	1,420
118	Duke Realty Corp. (REIT)	2,294
23	DuPont Fabros Technology, Inc. (REIT)	750
20	Dynex Capital, Inc. (REIT)	172
103	E*TRADE Financial Corp.*	2,349
8	Eagle Bancorp, Inc.*	275
51	East West Bancorp, Inc.	1,875
11	EastGroup Properties, Inc. (REIT)	739
43	Eaton Vance Corp.	1,797
50	Education Realty Trust, Inc. (REIT)	582
6	eHealth, Inc.*	155
2	EMC Insurance Group, Inc.	60
33	Empire State Realty Trust, Inc., Class A (REIT)	553
11	Employers Holdings, Inc.	223
9	Encore Capital Group, Inc.*	386
16	Endurance Specialty Holdings Ltd.	944
9	Enova International, Inc.*	210
3	Enstar Group Ltd.*	438
3	Enterprise Bancorp, Inc./MA	70
7	Enterprise Financial Services Corp.	133
20	EPR Properties (REIT)	1,120
46	Equity Commonwealth (REIT)	1,170
30	Equity LifeStyle Properties, Inc. (REIT)	1,488
22	Equity One, Inc. (REIT)	533
129	Equity Residential (REIT)	9,138
9	Erie Indemnity Co., Class A	785
5	ESB Financial Corp.	90

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
15	Essent Group Ltd.*	$378
22	Essex Property Trust, Inc. (REIT)	4,453
33	EverBank Financial Corp.	622
12	Evercore Partners, Inc., Class A	606
17	Everest Re Group Ltd.	2,982
22	Excel Trust, Inc. (REIT)	288
41	Extra Space Storage, Inc. (REIT)	2,430
18	EZCORP, Inc., Class A*	196
3	FBL Financial Group, Inc., Class A	154
3	FBR & Co.*	75
3	FCB Financial Holdings, Inc., Class A*	73
4	Federal Agricultural Mortgage Corp., Class C	122
24	Federal Realty Investment Trust (REIT)	3,184
34	Federated Investors, Inc., Class B	1,069
5	Federated National Holding Co.	126
44	FelCor Lodging Trust, Inc. (REIT)	458
4	Fidelity & Guaranty Life	100
6	Fidelity Southern Corp.	92
304	Fifth Third Bancorp	6,116
18	Financial Engines, Inc.	588
5	Financial Institutions, Inc.	119
38	First American Financial Corp.	1,216
3	First Bancorp, Inc./ME	52
37	First BanCorp./Puerto Rico*	190
7	First Bancorp/NC	120
26	First Busey Corp.	170
1	First Business Financial Services, Inc.	43
10	First Cash Financial Services, Inc.*	578
3	First Citizens BancShares, Inc., Class A	761
34	First Commonwealth Financial Corp.	309
6	First Community Bancshares, Inc./VA	93
6	First Connecticut Bancorp, Inc./CT	90
3	First Defiance Financial Corp.	90
21	First Financial Bancorp	372
23	First Financial Bankshares, Inc.	694
4	First Financial Corp./IN	134
5	First Financial Northwest, Inc.	59
85	First Horizon National Corp.	1,085
39	First Industrial Realty Trust, Inc. (REIT)	774
6	First Interstate BancSystem, Inc., Class A	169
13	First Merchants Corp.	279
27	First Midwest Bancorp, Inc./IL	452
5	First NBC Bank Holding Co.*	182
127	First Niagara Financial Group, Inc.	1,038
5	First of Long Island Corp. (The)	126
21	First Potomac Realty Trust (REIT)	260
49	First Republic Bank/CA	2,525
59	FirstMerit Corp.	1,055
7	Flagstar Bancorp, Inc.*	107
11	Flushing Financial Corp.	211
62	FNB Corp./PA	781
99	FNF Group	3,208
33	FNFV Group*	471
59	Forest City Enterprises, Inc., Class A*	1,274
12	Forestar Group, Inc.*	192
4	Fox Chase Bancorp, Inc.	66
3	Franklin Financial Corp./VA*	60
142	Franklin Resources, Inc.	8,074
32	Franklin Street Properties Corp. (REIT)	385
68	Fulton Financial Corp.	812
16	FXCM, Inc., Class A	258
8	Gain Capital Holdings, Inc.	71
2	GAMCO Investors, Inc., Class A	172
30	Gaming and Leisure Properties, Inc. (REIT)	957
203	General Growth Properties, Inc. (REIT)	5,432
178	Genworth Financial, Inc., Class A*	1,618
26	Geo Group, Inc. (The) (REIT)	1,048
5	German American Bancorp, Inc.	141
9	Getty Realty Corp. (REIT)	163
27	GFI Group, Inc.	134
27	Glacier Bancorp, Inc.	739
6	Gladstone Commercial Corp. (REIT)	106
52	Glimcher Realty Trust (REIT)	716
3	Global Indemnity PLC*	81
160	Goldman Sachs Group, Inc. (The)	30,146
24	Government Properties Income Trust (REIT)	545
42	Gramercy Property Trust, Inc. (REIT)	248
4	Great Southern Bancorp, Inc.	149
2	Green Bancorp, Inc.*	32
11	Green Dot Corp., Class A*	242
10	Greenhill & Co., Inc.	443
10	Greenlight Capital Re Ltd., Class A*	315
5	Guaranty Bancorp	74
5	Hallmark Financial Services, Inc.*	59
12	Hampton Roads Bankshares, Inc.*	19
29	Hancock Holding Co.	949
11	Hanmi Financial Corp.	221
8	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	113
16	Hanover Insurance Group, Inc. (The)	1,140
161	Hartford Financial Services Group, Inc. (The)	6,649
35	Hatteras Financial Corp. (REIT)	671
36	HCC Insurance Holdings, Inc.	1,911
3	HCI Group, Inc.	121
164	HCP, Inc. (REIT)	7,347
117	Health Care REIT, Inc. (REIT)	8,618
34	Healthcare Realty Trust, Inc. (REIT)	898
85	Healthcare Trust of America, Inc., Class A (REIT)	1,085
6	Heartland Financial USA, Inc.	150
7	Heritage Commerce Corp.	58
11	Heritage Financial Corp./WA	186
2	Heritage Insurance Holdings, Inc.*	35
8	Heritage Oaks Bancorp	58
72	Hersha Hospitality Trust (REIT)	534
12	HFF, Inc., Class A	414
32	Highwoods Properties, Inc. (REIT)	1,381
24	Hilltop Holdings, Inc.*	489
19	Home BancShares, Inc./AR	602
25	Home Loan Servicing Solutions Ltd.	488
20	Home Properties, Inc. (REIT)	1,304
5	HomeStreet, Inc.	82
7	HomeTrust Bancshares, Inc.*	110
15	Horace Mann Educators Corp.	469
3	Horizon Bancorp/IN	73
54	Hospitality Properties Trust (REIT)	1,652
271	Host Hotels & Resorts, Inc. (REIT)	6,298
14	Howard Hughes Corp. (The)*	2,045
189	Hudson City Bancorp, Inc.	1,850
20	Hudson Pacific Properties, Inc. (REIT)	562
5	Hudson Valley Holding Corp.	125
296	Huntington Bancshares, Inc./OH	2,993
11	Iberiabank Corp.	719
3	Independence Holding Co.	41

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
9	Independent Bank Corp./MA	$357
8	Independent Bank Corp./MI	97
3	Independent Bank Group, Inc.	129
4	Infinity Property & Casualty Corp.	291
31	Inland Real Estate Corp. (REIT)	334
19	Interactive Brokers Group, Inc., Class A	519
41	Intercontinental Exchange, Inc.	9,266
19	International Bancshares Corp.	485
6	INTL FCStone, Inc.*	106
155	Invesco Ltd.	6,256
44	Invesco Mortgage Capital, Inc. (REIT)	727
13	Investment Technology Group, Inc.*	257
128	Investors Bancorp, Inc.	1,384
40	Investors Real Estate Trust (REIT)	326
63	Iron Mountain, Inc. (REIT)	2,395
30	iStar Financial, Inc. (REIT)*	429
54	Janus Capital Group, Inc.	849
4	JG Wentworth Co.*	38
16	Jones Lang LaSalle, Inc.	2,331
1,354	JPMorgan Chase & Co.	81,457
1	Kansas City Life Insurance Co.	48
16	KCG Holdings, Inc., Class A*	177
5	Kearny Financial Corp.*	71
17	Kemper Corp.	599
26	Kennedy-Wilson Holdings, Inc.	676
316	KeyCorp	4,266
29	Kilroy Realty Corp. (REIT)	1,992
147	Kimco Realty Corp. (REIT)	3,741
12	Kite Realty Group Trust (REIT)	327
5	Ladder Capital Corp., Class A*	95
36	Ladenburg Thalmann Financial Services, Inc.*	120
14	Lakeland Bancorp, Inc.	154
6	Lakeland Financial Corp.	238
37	LaSalle Hotel Properties (REIT)	1,494
37	Legg Mason, Inc.	2,100
132	Leucadia National Corp.	3,053
74	Lexington Realty Trust (REIT)	814
53	Liberty Property Trust (REIT)	1,875
94	Lincoln National Corp.	5,323
117	Loews Corp.	4,872
31	LPL Financial Holdings, Inc.	1,323
12	LTC Properties, Inc. (REIT)	501
47	M&T Bank Corp.	5,923
9	Macatawa Bank Corp.	46
50	Macerich Co. (The) (REIT)	3,954
32	Mack-Cali Realty Corp. (REIT)	615
18	Maiden Holdings Ltd.	235
7	MainSource Financial Group, Inc.	125
5	Manning & Napier, Inc.	77
3	Marcus & Millichap, Inc.*	93
5	Markel Corp.*	3,484
13	MarketAxess Holdings, Inc.	852
3	Marlin Business Services Corp.	56
197	Marsh & McLennan Cos., Inc.	11,148
24	MB Financial, Inc.	756
51	MBIA, Inc.*	526
97	McGraw Hill Financial, Inc.	9,066
18	Meadowbrook Insurance Group, Inc.	110
62	Medical Properties Trust, Inc. (REIT)	859
6	Mercantile Bank Corp.	115
2	Merchants Bancshares, Inc./VT	57
10	Mercury General Corp.	552
7	Meridian Bancorp, Inc.*	77
2	Meta Financial Group, Inc.	70
335	MetLife, Inc.	18,629
5	Metro Bancorp, Inc.*	125
131	MFA Financial, Inc. (REIT)	1,098
121	MGIC Investment Corp.*	1,126
27	Mid-America Apartment Communities, Inc. (REIT)	1,989
3	MidSouth Bancorp, Inc.	53
2	MidWestOne Financial Group, Inc.	55
3	Moelis & Co., Class A	97
20	Monmouth Real Estate Investment Corp. (REIT)	224
14	Montpelier Re Holdings Ltd.	477
68	Moody’s Corp.	6,869
549	Morgan Stanley	19,314
42	MSCI, Inc.	2,031
42	NASDAQ OMX Group, Inc. (The)	1,886
15	National Bank Holdings Corp., Class A	288
2	National Bankshares, Inc.	60
13	National General Holdings Corp.	244
12	National Health Investors, Inc. (REIT)	795
3	National Interstate Corp.	86
44	National Penn Bancshares, Inc.	449
44	National Retail Properties, Inc. (REIT)	1,695
1	National Western Life Insurance Co., Class A	257
8	Nationstar Mortgage Holdings, Inc.*	240
151	Navient Corp.	3,165
4	Navigators Group, Inc. (The)*	292
16	NBT Bancorp, Inc.	389
7	Nelnet, Inc., Class A	321
50	New Residential Investment Corp. (REIT)	648
158	New York Community Bancorp, Inc.	2,511
32	New York Mortgage Trust, Inc. (REIT)	257
58	New York REIT, Inc. (REIT)	623
12	NewBridge Bancorp*	97
10	NewStar Financial, Inc.*	112
4	Nicholas Financial, Inc.*	50
18	NMI Holdings, Inc., Class A*	157
85	Northern Trust Corp.	5,757
18	Northfield Bancorp, Inc.	254
2	Northrim BanCorp, Inc.	55
66	NorthStar Asset Management Group, Inc./NY	1,383
77	NorthStar Realty Finance Corp. (REIT)	1,407
34	Northwest Bancshares, Inc.	428
5	OceanFirst Financial Corp.	81
38	Ocwen Financial Corp.*	872
16	OFG Bancorp	239
3	Old Line Bancshares, Inc.	46
42	Old National Bancorp/IN	596
93	Old Republic International Corp.	1,407
45	Omega Healthcare Investors, Inc. (REIT)	1,720
4	OmniAmerican Bancorp, Inc.	107
4	One Liberty Properties, Inc. (REIT)	92
8	OneBeacon Insurance Group Ltd., Class A	127
4	Oppenheimer Holdings, Inc., Class A	92
2	Opus Bank*	54
16	Oritani Financial Corp.	233
43	Outfront Media, Inc. (REIT)	1,164
4	Owens Realty Mortgage, Inc. (REIT)	59
6	Pacific Continental Corp.	83
6	Pacific Premier Bancorp, Inc.*	95
36	PacWest Bancorp	1,674

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
2	Palmetto Bancshares, Inc.	$31
5	Park National Corp.	407
16	Park Sterling Corp.	114
28	Parkway Properties, Inc./MD (REIT)	545
18	PartnerRe Ltd.	2,097
4	Peapack Gladstone Financial Corp.	71
24	Pebblebrook Hotel Trust (REIT)	1,036
2	Penns Woods Bancorp, Inc.	89
25	Pennsylvania Real Estate Investment Trust (REIT)	584
5	PennyMac Financial Services, Inc., Class A*	80
26	PennyMac Mortgage Investment Trust (REIT)	563
5	Peoples Bancorp, Inc./OH	121
3	Peoples Financial Services Corp.	143
111	People’s United Financial, Inc.	1,641
21	PHH Corp.*	486
2	Phoenix Cos., Inc. (The)*	122
17	Physicians Realty Trust (REIT)	263
8	PICO Holdings, Inc.*	147
55	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,034
13	Pinnacle Financial Partners, Inc.	490
5	Piper Jaffray Cos.*	287
9	Platinum Underwriters Holdings Ltd.	668
63	Plum Creek Timber Co., Inc. (REIT)	2,626
191	PNC Financial Services Group, Inc. (The)	16,707
37	Popular, Inc.*	1,208
19	Post Properties, Inc. (REIT)	1,113
15	Potlatch Corp. (REIT)	623
18	PRA Group, Inc.*	1,053
4	Preferred Bank/CA	102
20	Primerica, Inc.	1,049
105	Principal Financial Group, Inc.	5,593
26	PrivateBancorp, Inc.	818
21	ProAssurance Corp.	947
212	Progressive Corp. (The)	5,775
179	Prologis, Inc. (REIT)	7,568
25	Prosperity Bancshares, Inc.	1,404
28	Protective Life Corp.	1,952
22	Provident Financial Services, Inc.	380
165	Prudential Financial, Inc.	14,022
7	PS Business Parks, Inc. (REIT)	570
51	Public Storage (REIT)	9,569
4	Pzena Investment Management, Inc., Class A	35
4	QTS Realty Trust, Inc., Class A (REIT)	130
68	Radian Group, Inc.	1,159
29	RAIT Financial Trust (REIT)	214
28	Ramco-Gershenson Properties Trust (REIT)	501
45	Raymond James Financial, Inc.	2,533
45	Rayonier, Inc. (REIT)	1,228
3	RCS Capital Corp., Class A	30
4	RE/MAX Holdings, Inc., Class A	134
52	Realogy Holdings Corp.*	2,393
79	Realty Income Corp. (REIT)	3,670
30	Redwood Trust, Inc. (REIT)	586
33	Regency Centers Corp. (REIT)	2,029
4	Regional Management Corp.*	54
494	Regions Financial Corp.	4,975
25	Reinsurance Group of America, Inc.	2,143
15	RenaissanceRe Holdings Ltd.	1,469
11	Renasant Corp.	310
4	Republic Bancorp, Inc./KY, Class A	91
11	Republic First Bancorp, Inc.*	42
5	Resource America, Inc., Class A	44
46	Resource Capital Corp. (REIT)	242
32	Retail Opportunity Investments Corp. (REIT)	527
85	Retail Properties of America, Inc., Class A (REIT)	1,366
16	Rexford Industrial Realty, Inc. (REIT)	243
15	RLI Corp.	689
47	RLJ Lodging Trust (REIT)	1,548
13	Rouse Properties, Inc. (REIT)	238
16	Ryman Hospitality Properties, Inc. (REIT)	833
11	S&T Bancorp, Inc.	302
19	Sabra Health Care REIT, Inc. (REIT)	538
7	Safeguard Scientifics, Inc.*	136
5	Safety Insurance Group, Inc.	298
9	Sandy Spring Bancorp, Inc.	214
31	Santander Consumer USA Holdings, Inc.	576
3	Saul Centers, Inc. (REIT)	164
7	Seacoast Banking Corp. of Florida*	89
48	SEI Investments Co.	1,902
13	Select Income REIT (REIT)	300
20	Selective Insurance Group, Inc.	535
73	Senior Housing Properties Trust (REIT)	1,645
1	ServisFirst Bancshares, Inc.	32
4	Sierra Bancorp	63
18	Signature Bank/NY*	2,183
14	Silver Bay Realty Trust Corp. (REIT)	233
2	Silvercrest Asset Management Group, Inc., Class A	29
6	Simmons First National Corp., Class A	243
111	Simon Property Group, Inc. (REIT)	20,069
34	SL Green Realty Corp. (REIT)	3,949
151	SLM Corp.	1,462
9	South State Corp.	557
7	Southside Bancshares, Inc.	226
7	Southwest Bancorp, Inc./OK	118
12	Sovran Self Storage, Inc. (REIT)	1,020
143	Spirit Realty Capital, Inc. (REIT)	1,675
9	Springleaf Holdings, Inc.*	357
2	Square 1 Financial, Inc., Class A*	43
23	St. Joe Co. (The)*	428
20	STAG Industrial, Inc. (REIT)	477
16	StanCorp Financial Group, Inc.	1,058
79	Starwood Property Trust, Inc. (REIT)	1,901
14	Starwood Waypoint Residential Trust (REIT)	357
5	State Auto Financial Corp.	98
11	State Bank Financial Corp.	205
154	State Street Corp.	11,816
30	Sterling Bancorp/DE	401
8	Stewart Information Services Corp.	284
23	Stifel Financial Corp.*	1,116
5	Stock Yards Bancorp, Inc.	156
4	Stonegate Bank	110
5	Stonegate Mortgage Corp.*	60
88	Strategic Hotels & Resorts, Inc. (REIT)*	1,169
4	Suffolk Bancorp	83
31	Summit Hotel Properties, Inc. (REIT)	360
3	Sun Bancorp, Inc./NJ*	56
17	Sun Communities, Inc. (REIT)	1,001

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
74	Sunstone Hotel Investors, Inc. (REIT)	$1,185
191	SunTrust Banks, Inc.	7,504
67	Susquehanna Bancshares, Inc.	882
18	SVB Financial Group*	1,893
10	SWS Group, Inc.*	70
27	Symetra Financial Corp.	612
46	Synchrony Financial*	1,334
50	Synovus Financial Corp.	1,292
94	T. Rowe Price Group, Inc.	7,846
6	Talmer Bancorp, Inc., Class A	83
33	Tanger Factory Outlet Centers, Inc. (REIT)	1,207
23	Taubman Centers, Inc. (REIT)	1,828
60	TCF Financial Corp.	931
96	TD Ameritrade Holding Corp.	3,323
5	Tejon Ranch Co.*	142
12	Terreno Realty Corp. (REIT)	250
3	Territorial Bancorp, Inc.	62
15	Texas Capital Bancshares, Inc.*	827
27	TFS Financial Corp.	410
20	Third Point Reinsurance Ltd.*	296
3	Tiptree Financial, Inc., Class A*	22
5	Tompkins Financial Corp.	245
47	Torchmark Corp.	2,526
11	Towne Bank/VA	158
7	Trade Street Residential, Inc. (REIT)	53
124	Travelers Cos., Inc. (The)	12,952
2	Tree.com, Inc.*	91
8	Trico Bancshares	198
8	TriState Capital Holdings, Inc.*	81
34	TrustCo Bank Corp./NY	232
24	Trustmark Corp.	560
131	Two Harbors Investment Corp. (REIT)	1,377
615	U.S. Bancorp/MN	27,183
90	UDR, Inc. (REIT)	2,770
14	UMB Financial Corp.	777
7	UMH Properties, Inc. (REIT)	67
60	Umpqua Holdings Corp.	1,019
17	Union Bankshares Corp.	392
25	United Bankshares, Inc./WV	872
18	United Community Banks, Inc./GA	317
18	United Community Financial Corp./OH	92
19	United Financial Bancorp, Inc.	262
7	United Fire Group, Inc.	195
6	United Insurance Holdings Corp.	112
4	Universal Health Realty Income Trust (REIT)	193
11	Universal Insurance Holdings, Inc.	213
6	Univest Corp. of Pennsylvania	116
92	Unum Group	3,056
9	Urstadt Biddle Properties, Inc., Class A (REIT)	200
32	Validus Holdings Ltd.	1,328
81	Valley National Bancorp	789
105	Ventas, Inc. (REIT)	7,513
14	ViewPoint Financial Group, Inc.	334
3	Virtus Investment Partners, Inc.	462
67	Vornado Realty Trust (REIT)	7,475
51	Voya Financial, Inc.	2,136
36	W. R. Berkley Corp.	1,881
31	Waddell & Reed Financial, Inc., Class A	1,490
7	Walker & Dunlop, Inc.*	111
13	Walter Investment Management Corp.*	242
36	Washington Federal, Inc.	779
56	Washington Prime Group, Inc. (REIT)	965
24	Washington Real Estate Investment Trust (REIT)	645
5	Washington Trust Bancorp, Inc.	181
12	Waterstone Financial, Inc.	148
32	Webster Financial Corp.	1,007
44	Weingarten Realty Investors (REIT)	1,602
1,709	Wells Fargo & Co.	93,106
9	WesBanco, Inc.	299
6	West Bancorp., Inc.	94
9	Westamerica Bancorp.	437
27	Western Alliance Bancorp.*	714
15	Western Asset Mortgage Capital Corp. (REIT)	235
3	Westwood Holdings Group, Inc.	179
188	Weyerhaeuser Co. (REIT)	6,638
2	White Mountains Insurance Group Ltd.	1,268
8	Whitestone REIT (REIT)	119
25	Wilshire Bancorp, Inc.	239
17	Wintrust Financial Corp.	760
39	WisdomTree Investments, Inc.	592
3	World Acceptance Corp.*	229
36	WP Carey, Inc. (REIT)	2,453
3	WSFS Financial Corp.	225
97	XL Group PLC	3,445
7	Yadkin Financial Corp.*	133
73	Zions Bancorp.	2,048
		1,437,987
	Health Care — 11.3%

8	Abaxis, Inc.	459
538	Abbott Laboratories	23,946
569	AbbVie, Inc.	39,375
14	Abiomed, Inc.*	497
15	Acadia Healthcare Co., Inc.*	930
28	ACADIA Pharmaceuticals, Inc.*	836
8	Accelerate Diagnostics, Inc.*	162
6	Acceleron Pharma, Inc.*	232
27	Accuray, Inc.*	186
9	AcelRx Pharmaceuticals, Inc.*	60
2	Achaogen, Inc.*	18
35	Achillion Pharmaceuticals, Inc.*	450
15	Acorda Therapeutics, Inc.*	547
91	Actavis PLC*	24,626
8	Actinium Pharmaceuticals, Inc.*	46
1	Adamas Pharmaceuticals, Inc.*	15
2	Addus HomeCare Corp.*	46
2	Adeptus Health, Inc., Class A*	61
11	Aegerion Pharmaceuticals, Inc.*	232
4	Aerie Pharmaceuticals, Inc.*	105
128	Aetna, Inc.	11,167
26	Affymetrix, Inc.*	237
22	Agenus, Inc.*	65
119	Agilent Technologies, Inc.	5,086
5	Agios Pharmaceuticals, Inc.*	504
14	Air Methods Corp.*	621
3	Akebia Therapeutics, Inc.*	36
22	Akorn, Inc.*	882
8	Albany Molecular Research, Inc.*	130
3	Alder Biopharmaceuticals, Inc.*	49
30	Alere, Inc.*	1,197
71	Alexion Pharmaceuticals, Inc.*	13,838
29	Align Technology, Inc.*	1,650
9	Alimera Sciences, Inc.*	53
52	Alkermes PLC*	2,861
106	Allergan, Inc.	22,672
2	Alliance HealthCare Services, Inc.*	45

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
64	Allscripts Healthcare Solutions, Inc.*	$769
3	Almost Family, Inc.*	83
24	Alnylam Pharmaceuticals, Inc.*	2,413
8	AMAG Pharmaceuticals, Inc.*	298
10	Amedisys, Inc.*	254
81	AmerisourceBergen Corp.	7,375
271	Amgen, Inc.	44,799
17	AMN Healthcare Services, Inc.*	291
3	Amphastar Pharmaceuticals, Inc.*	31
15	Ampio Pharmaceuticals, Inc.*	51
15	Amsurg Corp.*	774
12	Anacor Pharmaceuticals, Inc.*	414
4	Analogic Corp.	291
9	AngioDynamics, Inc.*	158
2	ANI Pharmaceuticals, Inc.*	108
5	Anika Therapeutics, Inc.*	204
42	Antares Pharma, Inc.*	97
2	Applied Genetic Technologies Corp.*	40
10	Aratana Therapeutics, Inc.*	133
2	Ardelyx, Inc.*	54
79	Arena Pharmaceuticals, Inc.*	331
59	ARIAD Pharmaceuticals, Inc.*	420
45	Array BioPharma, Inc.*	181
19	Arrowhead Research Corp.*	111
14	athenahealth, Inc.*	1,642
10	AtriCure, Inc.*	187
1	Atrion Corp.	325
3	Auspex Pharmaceuticals, Inc.*	73
18	Auxilium Pharmaceuticals, Inc.*	622
2	Avalanche Biotechnologies, Inc.*	79
69	Avanir Pharmaceuticals, Inc.*	1,029
194	Baxter International, Inc.	14,162
69	Becton, Dickinson and Co.	9,683
25	BioCryst Pharmaceuticals, Inc.*	270
15	BioDelivery Sciences International, Inc.*	230
85	Biogen Idec, Inc.*	26,154
52	BioMarin Pharmaceutical, Inc.*	4,665
26	Bio-Path Holdings, Inc.*	64
7	Bio-Rad Laboratories, Inc., Class A*	832
9	Bio-Reference Laboratories, Inc.*	255
24	BioScrip, Inc.*	156
1	BioSpecifics Technologies Corp.*	38
13	Bio-Techne Corp.	1,191
9	BioTelemetry, Inc.*	89
19	BioTime, Inc.*	61
8	Bluebird Bio, Inc.*	330
473	Boston Scientific Corp.*	6,088
593	Bristol-Myers Squibb Co.	35,017
61	Brookdale Senior Living, Inc.*	2,161
39	Bruker Corp.*	748
27	C.R. Bard, Inc.	4,518
11	Cambrex Corp.*	250
12	Cantel Medical Corp.	522
10	Capital Senior Living Corp.*	255
2	Cara Therapeutics, Inc.*	18
122	Cardinal Health, Inc.	10,027
10	Cardiovascular Systems, Inc.*	307
74	CareFusion Corp.*	4,379
5	Castlight Health, Inc., Class B*	62
17	Catalent, Inc.*	489
74	Catamaran Corp.*	3,770
287	Celgene Corp.*	32,629
32	Celldex Therapeutics, Inc.*	649
3	Cellular Dynamics International, Inc.*	20
8	Cempra, Inc.*	115
21	Centene Corp.*	2,074
25	Cepheid, Inc.*	1,377
107	Cerner Corp.*	6,891
26	Cerus Corp.*	118
17	Charles River Laboratories International, Inc.*	1,101
6	Chemed Corp.	661
10	ChemoCentryx, Inc.*	46
10	Chimerix, Inc.*	352
96	Cigna Corp.	9,877
9	Clovis Oncology, Inc.*	428
41	Community Health Systems, Inc.*	1,930
4	Computer Programs & Systems, Inc.	235
10	CONMED Corp.	424
17	Cooper Cos., Inc. (The)	2,871
19	Corcept Therapeutics, Inc.*	58
4	CorVel Corp.*	139
21	Covance, Inc.*	2,155
161	Covidien PLC	16,261
11	Cross Country Healthcare, Inc.*	117
10	CryoLife, Inc.	101
48	CTI BioPharma Corp.*	105
27	Cubist Pharmaceuticals, Inc.*	2,047
10	Cyberonics, Inc.*	533
8	Cynosure, Inc., Class A*	221
12	Cytokinetics, Inc.*	56
24	Cytori Therapeutics, Inc.*	10
20	CytRx Corp.*	50
64	DaVita HealthCare Partners, Inc.*	4,898
51	DENTSPLY International, Inc.	2,804
21	Depomed, Inc.*	325
8	Derma Sciences, Inc.*	66
27	DexCom, Inc.*	1,389
1	Dicerna Pharmaceuticals, Inc.*	12
49	Dyax Corp.*	688
9	Dynavax Technologies Corp.*	140
38	Edwards Lifesciences Corp.*	4,928
1	Egalet Corp.*	6
2	Eleven Biotherapeutics, Inc.*	23
352	Eli Lilly & Co.	23,978
10	Emergent Biosolutions, Inc.*	249
4	Enanta Pharmaceuticals, Inc.*	188
54	Endo International PLC*	3,951
13	Endocyte, Inc.*	84
23	Endologix, Inc.*	295
7	Ensign Group, Inc. (The)	276
29	Envision Healthcare Holdings, Inc.*	1,025
12	Enzo Biochem, Inc.*	54
5	Epizyme, Inc.*	114
2	Esperion Therapeutics, Inc.*	63
30	Exact Sciences Corp.*	745
3	Exactech, Inc.*	67
12	ExamWorks Group, Inc.*	472
70	Exelixis, Inc.*	116
277	Express Scripts Holding Co.*	23,033
6	Five Prime Therapeutics, Inc.*	123
15	Five Star Quality Care, Inc.*	66
2	Flexion Therapeutics, Inc.*	34
10	Fluidigm Corp.*	308
5	Foundation Medicine, Inc.*	118
6	Galectin Therapeutics, Inc.*	24
42	Galena Biopharma, Inc.*	75
15	GenMark Diagnostics, Inc.*	170
1	Genocea Biosciences, Inc.*	9
6	Genomic Health, Inc.*	200
11	Gentiva Health Services, Inc.*	214

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
56	Geron Corp.*	$206
550	Gilead Sciences, Inc.*	55,176
24	Globus Medical, Inc., Class A*	553
9	Greatbatch, Inc.*	446
19	Haemonetics Corp.*	702
37	Halozyme Therapeutics, Inc.*	325
16	Halyard Health, Inc.*	627
13	Hanger, Inc.*	279
117	HCA Holdings, Inc.*	8,154
29	Health Net, Inc.*	1,490
4	HealthEquity, Inc.*	99
32	HealthSouth Corp.	1,316
8	HealthStream, Inc.*	229
11	Healthways, Inc.*	171
6	HeartWare International, Inc.*	441
31	Henry Schein, Inc.*	4,253
8	Heron Therapeutics, Inc.*	62
20	Hill-Rom Holdings, Inc.	915
31	HMS Holdings Corp.*	647
86	Hologic, Inc.*	2,305
23	Horizon Pharma PLC*	294
60	Hospira, Inc.*	3,578
55	Humana, Inc.	7,588
5	Hyperion Therapeutics, Inc.*	102
5	ICU Medical, Inc.*	418
22	Idera Pharmaceuticals, Inc.*	68
17	IDEXX Laboratories, Inc.*	2,539
50	Illumina, Inc.*	9,545
2	Immune Design Corp.*	64
31	ImmunoGen, Inc.*	319
30	Immunomedics, Inc.*	124
25	Impax Laboratories, Inc.*	799
2	Imprivata, Inc.*	30
27	IMS Health Holdings, Inc.*	675
52	Incyte Corp.*	3,929
17	Infinity Pharmaceuticals, Inc.*	255
2	Inogen, Inc.*	49
22	Inovio Pharmaceuticals, Inc.*	213
18	Insmed, Inc.*	254
20	Insulet Corp.*	932
4	Insys Therapeutics, Inc.*	155
9	Integra LifeSciences Holdings Corp.*	443
4	Intercept Pharmaceuticals, Inc.*	575
2	Intersect ENT, Inc.*	35
6	Intra-Cellular Therapies, Inc.*	86
13	Intrexon Corp.*	345
13	Intuitive Surgical, Inc.*	6,731
12	Invacare Corp.	182
6	IPC The Hospitalist Co., Inc.*	264
43	Ironwood Pharmaceuticals, Inc.*	595
42	Isis Pharmaceuticals, Inc.*	2,175
21	Jazz Pharmaceuticals PLC*	3,719
1,012	Johnson & Johnson	109,549
3	K2M Group Holdings, Inc.*	57
5	Karyopharm Therapeutics, Inc.*	209
33	Keryx Biopharmaceuticals, Inc.*	525
4	Kindred Biosciences, Inc.*	38
23	Kindred Healthcare, Inc.	457
3	Kite Pharma, Inc.*	126
6	KYTHERA Biopharmaceuticals, Inc.*	230
30	Laboratory Corp. of America Holdings*	3,139
3	Landauer, Inc.	99
9	Lannett Co., Inc.*	442
6	LDR Holding Corp.*	196
82	Lexicon Pharmaceuticals, Inc.*	84
4	LHC Group, Inc.*	94
16	LifePoint Hospitals, Inc.*	1,107
7	Ligand Pharmaceuticals, Inc.*	377
1	Loxo Oncology, Inc.*	10
13	Luminex Corp.*	241
7	MacroGenics, Inc.*	198
10	Magellan Health, Inc.*	612
40	Mallinckrodt PLC*	3,689
82	MannKind Corp.*	504
17	Masimo Corp.*	446
83	McKesson Corp.	17,493
22	MedAssets, Inc.*	425
23	Medicines Co. (The)*	617
19	Medidata Solutions, Inc.*	812
27	Medivation, Inc.*	3,129
36	MEDNAX, Inc.*	2,357
358	Medtronic, Inc.	26,445
1,046	Merck & Co., Inc.	63,178
25	Merge Healthcare, Inc.*	79
15	Meridian Bioscience, Inc.	247
15	Merit Medical Systems, Inc.*	222
35	Merrimack Pharmaceuticals, Inc.*	321
10	Mettler-Toledo International, Inc.*	2,933
33	MiMedx Group, Inc.*	365
3	Mirati Therapeutics, Inc.*	44
11	Molina Healthcare, Inc.*	562
17	Momenta Pharmaceuticals, Inc.*	199
5	MWI Veterinary Supply, Inc.*	817
134	Mylan, Inc.*	7,854
27	Myriad Genetics, Inc.*	905
4	NanoString Technologies, Inc.*	60
14	NanoViricides, Inc.*	45
4	National Healthcare Corp.	241
4	National Research Corp., Class A*	57
12	Natus Medical, Inc.*	411
54	Navidea Biopharmaceuticals, Inc.*	67
45	Nektar Therapeutics*	750
13	Neogen Corp.*	576
8	NeoStem, Inc.*	32
25	Neuralstem, Inc.*	70
27	Neurocrine Biosciences, Inc.*	538
7	NewLink Genetics Corp.*	273
14	Northwest Biotherapeutics, Inc.*	75
85	Novavax, Inc.*	454
38	NPS Pharmaceuticals, Inc.*	1,261
17	NuVasive, Inc.*	747
22	NxStage Medical, Inc.*	380
2	Ocular Therapeutix, Inc.*	34
8	Ohr Pharmaceutical, Inc.*	61
12	Omeros Corp.*	268
35	Omnicare, Inc.	2,461
13	Omnicell, Inc.*	419
5	OncoMed Pharmaceuticals, Inc.*	110
29	Oncothyreon, Inc.*	51
5	Ophthotech Corp.*	216
71	OPKO Health, Inc.*	595
20	OraSure Technologies, Inc.*	180
44	Orexigen Therapeutics, Inc.*	255
22	Organovo Holdings, Inc.*	139
7	Orthofix International N.V.*	195
7	Osiris Therapeutics, Inc.*	92
3	Otonomy, Inc.*	72
6	OvaScience, Inc.*	152
23	Owens & Minor, Inc.	787
5	Oxford Immunotec Global PLC*	65
21	Pacific Biosciences of California, Inc.*	142

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
13	Pacira Pharmaceuticals, Inc.*	$1,221
14	Pain Therapeutics, Inc.*	25
20	PAREXEL International Corp.*	1,170
31	Patterson Cos., Inc.	1,494
57	PDL BioPharma, Inc.	471
63	Peregrine Pharmaceuticals, Inc.*	93
41	PerkinElmer, Inc.	1,864
12	Pernix Therapeutics Holdings, Inc.*	124
48	Perrigo Co. PLC	7,689
2,283	Pfizer, Inc.	71,115
22	Pharmacyclics, Inc.*	3,067
11	PharMerica Corp.*	240
5	Phibro Animal Health Corp., Class A	153
5	PhotoMedex, Inc.*	9
15	Portola Pharmaceuticals, Inc.*	422
10	POZEN, Inc.*	89
12	Premier, Inc., Class A*	408
19	Prestige Brands Holdings, Inc.*	636
25	Progenics Pharmaceuticals, Inc.*	174
10	Prothena Corp. PLC*	242
4	Providence Service Corp. (The)*	157
9	PTC Therapeutics, Inc.*	403
8	Puma Biotechnology, Inc.*	1,816
84	QIAGEN N.V.*	2,010
18	Quality Systems, Inc.	265
52	Quest Diagnostics, Inc.	3,396
10	Quidel Corp.*	279
20	Quintiles Transnational Holdings, Inc.*	1,156
3	Radius Health, Inc.*	74
12	RadNet, Inc.*	101
22	Raptor Pharmaceutical Corp.*	212
7	Receptos, Inc.*	947
6	Regado Biosciences, Inc.*	5
28	Regeneron Pharmaceuticals, Inc.*	11,651
5	Regulus Therapeutics, Inc.*	94
6	Relypsa, Inc.*	149
11	Repligen Corp.*	252
8	Repros Therapeutics, Inc.*	68
50	ResMed, Inc.	2,660
8	Retrophin, Inc.*	81
3	Revance Therapeutics, Inc.*	49
31	Rigel Pharmaceuticals, Inc.*	66
15	Rockwell Medical, Inc.*	134
2	Roka Bioscience, Inc.*	8
20	RTI Surgical, Inc.*	98
2	Sage Therapeutics, Inc.*	79
8	Sagent Pharmaceuticals, Inc.*	231
23	Salix Pharmaceuticals Ltd.*	2,362
24	Sangamo BioSciences, Inc.*	290
15	Sarepta Therapeutics, Inc.*	254
18	SciClone Pharmaceuticals, Inc.*	153
36	Seattle Genetics, Inc.*	1,312
28	Select Medical Holdings Corp.	404
42	Sequenom, Inc.*	126
21	Sirona Dental Systems, Inc.*	1,814
8	Skilled Healthcare Group, Inc., Class A*	56
15	Spectranetics Corp. (The)*	492
23	Spectrum Pharmaceuticals, Inc.*	166
102	St. Jude Medical, Inc.	6,932
14	STAAR Surgical Co.*	129
4	Stemline Therapeutics, Inc.*	60
21	STERIS Corp.	1,339
120	Stryker Corp.	11,149
6	Sucampo Pharmaceuticals, Inc., Class A*	70
18	Sunesis Pharmaceuticals, Inc.*	42
10	Supernus Pharmaceuticals, Inc.*	89
4	Surgical Care Affiliates, Inc.*	127
5	SurModics, Inc.*	105
13	Symmetry Medical, Inc.*	117
8	Synageva BioPharma Corp.*	650
34	Synergy Pharmaceuticals, Inc.*	101
23	Synta Pharmaceuticals Corp.*	73
2	T2 Biosystems, Inc.*	36
3	Tandem Diabetes Care, Inc.*	42
25	Team Health Holdings, Inc.*	1,429
15	Teleflex, Inc.	1,787
35	Tenet Healthcare Corp.*	1,682
7	TESARO, Inc.*	242
9	Tetraphase Pharmaceuticals, Inc.*	238
8	TG Therapeutics, Inc.*	119
39	TherapeuticsMD, Inc.*	150
8	Theravance Biopharma, Inc.*	127
29	Theravance, Inc.	439
143	Thermo Fisher Scientific, Inc.	18,488
20	Thoratec Corp.*	624
19	Threshold Pharmaceuticals, Inc.*	55
13	Tornier N.V.*	347
10	TransEnterix, Inc.*	21
9	Triple-S Management Corp., Class B*	208
3	TriVascular Technologies, Inc.*	40
3	Trupanion, Inc.*	18
4	U.S. Physical Therapy, Inc.	155
3	Ultragenyx Pharmaceutical, Inc.*	131
39	Unilife Corp.*	122
17	United Therapeutics Corp.*	2,254
351	UnitedHealth Group, Inc.	34,619
15	Universal American Corp.*	132
32	Universal Health Services, Inc., Class B	3,348
1	Utah Medical Products, Inc.	58
12	Vanda Pharmaceuticals, Inc.*	156
37	Varian Medical Systems, Inc.*	3,275
6	Vascular Solutions, Inc.*	154
32	VCA, Inc.*	1,515
14	Veeva Systems, Inc., Class A*	460
2	Veracyte, Inc.*	13
7	Verastem, Inc.*	65
2	Versartis, Inc.*	36
85	Vertex Pharmaceuticals, Inc.*	10,020
2	Vital Therapies, Inc.*	41
32	VIVUS, Inc.*	107
8	Vocera Communications, Inc.*	77
18	Volcano Corp.*	199
30	Waters Corp.*	3,477
16	WellCare Health Plans, Inc.*	1,180
100	WellPoint, Inc.	12,791
25	West Pharmaceutical Services, Inc.	1,300
18	Wright Medical Group, Inc.*	527
5	Xencor, Inc.*	56
21	XenoPort, Inc.*	187
30	XOMA Corp.*	171
2	Zafgen, Inc.*	47
10	ZELTIQ Aesthetics, Inc.*	274
60	Zimmer Holdings, Inc.	6,737
29	ZIOPHARM Oncology, Inc.*	122
179	Zoetis, Inc.	8,042
44	Zogenix, Inc.*	50
2	ZS Pharma, Inc.*	86
		1,152,206

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
	Industrials — 9.1%

234	3M Co.	$37,461
27	A. O. Smith Corp.	1,456
15	AAON, Inc.	311
14	AAR Corp.	359
20	ABM Industries, Inc.	542
18	Acacia Research Corp.	342
41	ACCO Brands Corp.*	359
14	Accuride Corp.*	66
10	Aceto Corp.	210
23	Actuant Corp., Class A	675
15	Acuity Brands, Inc.	2,073
62	ADT Corp. (The)	2,166
5	Advanced Drainage Systems, Inc.	118
13	Advisory Board Co. (The)*	554
54	AECOM Technology Corp.*	1,729
14	Aegion Corp.*	267
7	Aerovironment, Inc.*	194
34	AGCO Corp.	1,434
36	Air Lease Corp.	1,369
19	Air Transport Services Group, Inc.*	151
23	Aircastle Ltd.	476
3	Alamo Group, Inc.	143
49	Alaska Air Group, Inc.	2,892
10	Albany International Corp., Class A	374
5	Allegiant Travel Co.	701
35	Allegion PLC	1,885
11	Alliant Techsystems, Inc.	1,250
48	Allison Transmission Holdings, Inc.	1,579
10	Altra Industrial Motion Corp.	306
3	AMERCO	835
7	Ameresco, Inc., Class A*	54
258	American Airlines Group, Inc.	12,521
3	American Railcar Industries, Inc.	177
3	American Science & Engineering, Inc.	147
4	American Woodmark Corp.*	159
88	AMETEK, Inc.	4,484
10	Apogee Enterprises, Inc.	452
15	Applied Industrial Technologies, Inc.	703
15	ARC Document Solutions, Inc.*	144
1	ARC Group Worldwide, Inc.*	12
9	ArcBest Corp.	391
4	Argan, Inc.	127
16	Armstrong World Industries, Inc.*	802
7	Astec Industries, Inc.	275
7	Astronics Corp.*	343
9	Atlas Air Worldwide Holdings, Inc.*	411
38	Avis Budget Group, Inc.*	2,286
9	AZZ, Inc.	403
38	B/E Aerospace, Inc.*	2,959
39	Babcock & Wilcox Co. (The)	1,156
18	Baltic Trading Ltd.	57
19	Barnes Group, Inc.	698
3	Barrett Business Services, Inc.	65
18	Beacon Roofing Supply, Inc.*	487
18	Blount International, Inc.*	296
261	Boeing Co. (The)	35,068
17	Brady Corp., Class A	425
17	Briggs & Stratton Corp.	341
17	Brink’s Co. (The)	369
16	Builders FirstSource, Inc.*	99
53	C.H. Robinson Worldwide, Inc.	3,908
6	CAI International, Inc.*	128
118	Capstone Turbine Corp.*	99
23	Carlisle Cos., Inc.	2,056
14	Casella Waste Systems, Inc., Class A*	55
223	Caterpillar, Inc.	22,434
15	CBIZ, Inc.*	130
5	CDI Corp.	86
8	Ceco Environmental Corp.	113
7	Celadon Group, Inc.	154
20	Cenveo, Inc.*	38
11	Chart Industries, Inc.*	437
35	Chicago Bridge & Iron Co. N.V.	1,751
36	Cintas Corp.	2,633
6	CIRCOR International, Inc.	402
34	Civeo Corp.	320
18	CLARCOR, Inc.	1,186
22	Clean Harbors, Inc.*	1,028
34	Colfax Corp.*	1,752
7	Columbus McKinnon Corp.	187
13	Comfort Systems USA, Inc.	187
9	Commercial Vehicle Group, Inc.*	59
4	Continental Building Products, Inc.*	67
20	Con-way, Inc.	991
12	Copa Holdings S.A., Class A	1,343
40	Copart, Inc.*	1,454
12	Corporate Executive Board Co. (The)	879
6	Corporate Resource Services, Inc.*	7
39	Covanta Holding Corp.	978
4	CRA International, Inc.*	119
17	Crane Co.	1,004
359	CSX Corp.	13,100
7	Cubic Corp.	360
66	Cummins, Inc.	9,611
17	Curtiss-Wright Corp.	1,205
217	Danaher Corp.	18,133
130	Deere & Co.	11,261
303	Delta Air Lines, Inc.	14,141
18	Deluxe Corp.	1,052
27	DigitalGlobe, Inc.*	729
51	Donaldson Co., Inc.	1,989
8	Douglas Dynamics, Inc.	184
60	Dover Corp.	4,619
4	Ducommun, Inc.*	100
13	Dun & Bradstreet Corp. (The)	1,650
5	DXP Enterprises, Inc.*	294
12	Dycom Industries, Inc.*	367
5	Dynamic Materials Corp.	80
171	Eaton Corp. PLC	11,599
8	Echo Global Logistics, Inc.*	224
24	EMCOR Group, Inc.	1,040
251	Emerson Electric Co.	16,001
7	Encore Wire Corp.	257
14	Energy Recovery, Inc.*	67
17	EnerSys	1,032
6	Engility Holdings, Inc.*	252
9	Ennis, Inc.	120
7	Enphase Energy, Inc.*	74
8	EnPro Industries, Inc.*	516
44	Equifax, Inc.	3,500
2	Erickson, Inc.*	21
10	ESCO Technologies, Inc.	360
11	Esterline Technologies Corp.*	1,307
68	Exelis, Inc.	1,220
4	ExOne Co. (The)*	93
71	Expeditors International of Washington, Inc.	3,324
5	Exponent, Inc.	380
106	Fastenal Co.	4,791
23	Federal Signal Corp.	343

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
106	FedEx Corp.	$18,887
49	Flowserve Corp.	2,885
57	Fluor Corp.	3,533
59	Fortune Brands Home & Security, Inc.	2,650
11	Forward Air Corp.	539
4	Franklin Covey Co.*	76
17	Franklin Electric Co., Inc.	639
4	FreightCar America, Inc.	116
15	FTI Consulting, Inc.*	582
84	FuelCell Energy, Inc.*	140
13	Furmanite Corp.*	83
7	G&K Services, Inc., Class A	456
16	GATX Corp.	991
21	GenCorp, Inc.*	351
25	Generac Holdings, Inc.*	1,085
17	General Cable Corp.	234
109	General Dynamics Corp.	15,844
3,589	General Electric Co.	95,073
4	General Finance Corp.*	36
19	Genesee & Wyoming, Inc., Class A*	1,873
11	Gibraltar Industries, Inc.*	158
8	Global Brass & Copper Holdings, Inc.	98
6	Global Power Equipment Group, Inc.	78
7	Gorman-Rupp Co. (The)	219
5	GP Strategies Corp.*	152
22	Graco, Inc.	1,762
42	GrafTech International Ltd.*	171
4	Graham Corp.	121
14	Granite Construction, Inc.	502
21	Great Lakes Dredge & Dock Corp.*	159
10	Greenbrier Cos., Inc. (The)	555
14	Griffon Corp.	174
11	H&E Equipment Services, Inc.	385
29	Harsco Corp.	561
16	Hawaiian Holdings, Inc.*	325
38	HD Supply Holdings, Inc.*	1,105
25	Healthcare Services Group, Inc.	754
19	Heartland Express, Inc.	504
24	HEICO Corp.	1,272
7	Heidrick & Struggles International, Inc.	140
3	Heritage-Crystal Clean, Inc.*	50
21	Herman Miller, Inc.	638
160	Hertz Global Holdings, Inc.*	3,798
35	Hexcel Corp.*	1,515
11	Hill International, Inc.*	40
22	Hillenbrand, Inc.	708
16	HNI Corp.	751
280	Honeywell International, Inc.	27,740
6	Houston Wire & Cable Co.	77
13	Hub Group, Inc., Class A*	489
21	Hubbell, Inc., Class B	2,243
18	Huntington Ingalls Industries, Inc.	1,961
2	Hurco Cos., Inc.	69
8	Huron Consulting Group, Inc.*	553
4	Hyster-Yale Materials Handling, Inc.	294
7	ICF International, Inc.*	271
29	IDEX Corp.	2,227
24	IHS, Inc., Class A*	2,939
122	Illinois Tool Works, Inc.	11,581
97	Ingersoll-Rand PLC	6,117
13	InnerWorkings, Inc.*	97
8	Insperity, Inc.	261
7	Insteel Industries, Inc.	153
24	Interface, Inc.	363
2	International Shipholding Corp.	33
33	ITT Corp.	1,366
33	J.B. Hunt Transport Services, Inc.	2,723
47	Jacobs Engineering Group, Inc.*	2,183
89	JetBlue Airways Corp.*	1,302
10	John Bean Technologies Corp.	303
36	Joy Global, Inc.	1,765
4	Kadant, Inc.	160
10	Kaman Corp.	393
39	Kansas City Southern	4,639
50	KAR Auction Services, Inc.	1,733
53	KBR, Inc.	893
10	Kelly Services, Inc., Class A	154
28	Kennametal, Inc.	1,031
12	KEYW Holding Corp. (The)*	130
10	Kforce, Inc.	233
12	Kimball International, Inc., Class B	113
20	Kirby Corp.*	1,923
21	Knight Transportation, Inc.	699
12	Knightsbridge Shipping Ltd.	69
17	Knoll, Inc.	315
18	Korn/Ferry International*	489
16	Kratos Defense & Security Solutions, Inc.*	82
4	L.B. Foster Co., Class A	185
31	L-3 Communications Holdings, Inc.	3,863
16	Landstar System, Inc.	1,286
7	Layne Christensen Co.*	50
18	Lennox International, Inc.	1,686
29	Lincoln Electric Holdings, Inc.	2,089
4	Lindsay Corp.	352
4	LMI Aerospace, Inc.*	56
97	Lockheed Martin Corp.	18,581
8	LSI Industries, Inc.	54
6	Lydall, Inc.*	159
5	Manitex International, Inc.*	55
48	Manitowoc Co., Inc. (The)	967
28	Manpowergroup, Inc.	1,872
9	Marten Transport Ltd.	194
128	Masco Corp.	3,098
11	Masonite International Corp.*	645
23	MasTec, Inc.*	554
15	Matson, Inc.	528
11	Matthews International Corp., Class A	507
9	McGrath RentCorp	317
35	Meritor, Inc.*	493
20	Middleby Corp. (The)*	1,913
4	Miller Industries, Inc.	72
6	Mistras Group, Inc.*	103
17	Mobile Mini, Inc.	705
16	Moog, Inc., Class A*	1,164
36	MRC Global, Inc.*	728
11	MSA Safety, Inc.	604
17	MSC Industrial Direct Co., Inc., Class A	1,320
20	Mueller Industries, Inc.	656
57	Mueller Water Products, Inc., Class A	541
4	Multi-Color Corp.	219
8	MYR Group, Inc.*	208
2	National Presto Industries, Inc.	117
18	Navigant Consulting, Inc.*	252
28	Navios Maritime Holdings, Inc.	136
20	Navistar International Corp.*	716
10	NCI Building Systems, Inc.*	187
101	Nielsen N.V.	4,219
2	NL Industries, Inc.	15
6	NN, Inc.	127
3	Norcraft Cos., Inc.*	54

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
23	Nordson Corp.	$1,797
111	Norfolk Southern Corp.	12,392
3	Nortek, Inc.*	239
72	Northrop Grumman Corp.	10,147
3	Northwest Pipe Co.*	99
38	NOW, Inc.*	1,018
23	Old Dominion Freight Line, Inc.*	1,864
1	Omega Flex, Inc.	30
19	On Assignment, Inc.*	584
22	Orbital Sciences Corp.*	599
10	Orion Marine Group, Inc.*	110
30	Oshkosh Corp.	1,362
42	Owens Corning	1,463
127	PACCAR, Inc.	8,512
39	Pall Corp.	3,748
1	PAM Transportation Services, Inc.*	45
53	Parker-Hannifin Corp.	6,839
3	Park-Ohio Holdings Corp.	169
3	Patrick Industries, Inc.*	134
2	Patriot Transportation Holding, Inc.*	75
3	Paylocity Holding Corp.*	87
59	Pendrell Corp.*	83
69	Pentair PLC	4,465
11	Performant Financial Corp.*	75
17	PGT, Inc.*	160
10	Pike Corp.*	120
73	Pitney Bowes, Inc.	1,797
60	Plug Power, Inc.*	229
8	Ply Gem Holdings, Inc.*	100
16	Polypore International, Inc.*	823
3	Powell Industries, Inc.	128
2	Power Solutions International, Inc.*	131
8	PowerSecure International, Inc.*	80
52	Precision Castparts Corp.	12,371
1	Preformed Line Products Co.	47
14	Primoris Services Corp.	366
8	Proto Labs, Inc.*	519
10	Quad/Graphics, Inc.	217
10	Quality Distribution, Inc.*	121
13	Quanex Building Products Corp.	257
76	Quanta Services, Inc.*	2,318
5	Quest Resource Holding Corp.*	7
71	R.R. Donnelley & Sons Co.	1,196
13	Raven Industries, Inc.	293
112	Raytheon Co.	11,950
8	RBC Bearings, Inc.	509
16	Regal-Beloit Corp.	1,157
18	Republic Airways Holdings, Inc.*	239
95	Republic Services, Inc.	3,763
14	Resources Connection, Inc.	212
12	Revolution Lighting Technologies, Inc.*	15
27	Rexnord Corp.*	744
10	Roadrunner Transportation Systems, Inc.*	225
49	Robert Half International, Inc.	2,783
50	Rockwell Automation, Inc.	5,771
48	Rockwell Collins, Inc.	4,105
23	Rollins, Inc.	748
36	Roper Industries, Inc.	5,682
19	RPX Corp.*	249
12	Rush Enterprises, Inc., Class A*	421
19	Ryder System, Inc.	1,815
14	Safe Bulkers, Inc.	67
9	Saia, Inc.*	499
48	Scorpio Bulkers, Inc.*	157
1	SIFCO Industries, Inc.	32
15	Simpson Manufacturing Co., Inc.	498
18	SkyWest, Inc.	225
21	Snap-on, Inc.	2,842
15	SolarCity Corp.*	825
248	Southwest Airlines Co.	10,371
6	SP Plus Corp.*	125
4	Sparton Corp.*	100
43	Spirit AeroSystems Holdings, Inc., Class A*	1,854
26	Spirit Airlines, Inc.*	2,150
16	SPX Corp.	1,435
5	Standex International Corp.	365
56	Stanley Black & Decker, Inc.	5,289
30	Steelcase, Inc., Class A	526
30	Stericycle, Inc.*	3,868
7	Sterling Construction Co., Inc.*	47
5	Stock Building Supply Holdings, Inc.*	80
8	Sun Hydraulics Corp.	322
30	Swift Transportation Co.*	872
12	TAL International Group, Inc.*	530
19	Taser International, Inc.*	408
3	TCP International Holdings Ltd.*	17
7	Team, Inc.*	284
13	Teledyne Technologies, Inc.*	1,390
7	Tennant Co.	472
39	Terex Corp.	1,119
23	Tetra Tech, Inc.	625
8	Textainer Group Holdings Ltd.	278
100	Textron, Inc.	4,332
11	Thermon Group Holdings, Inc.*	266
29	Timken Co. (The)	1,241
16	Titan International, Inc.	158
6	Titan Machinery, Inc.*	77
20	Toro Co. (The)	1,314
23	Towers Watson & Co., Class A	2,598
19	TransDigm Group, Inc.	3,758
12	Trex Co., Inc.*	506
16	TriMas Corp.*	498
6	TriNet Group, Inc.*	190
55	Trinity Industries, Inc.	1,763
19	Triumph Group, Inc.	1,293
15	TrueBlue, Inc.*	344
13	Tutor Perini Corp.*	328
3	Twin Disc, Inc.	69
165	Tyco International PLC	7,078
8	Ultrapetrol (Bahamas) Ltd.*	19
5	UniFirst Corp.	558
324	Union Pacific Corp.	37,833
134	United Continental Holdings, Inc.*	8,205
253	United Parcel Service, Inc., Class B	27,810
35	United Rentals, Inc.*	3,966
14	United Stationers, Inc.	575
328	United Technologies Corp.	36,106
7	Universal Forest Products, Inc.	334
2	Universal Truckload Services, Inc.	55
8	US Ecology, Inc.	319
2	USA Truck, Inc.*	40
33	USG Corp.*	951
33	UTi Worldwide, Inc.*	389
10	Valmont Industries, Inc.	1,352
4	Vectrus, Inc.*	113
60	Verisk Analytics, Inc., Class A*	3,719
3	Veritiv Corp.*	151
7	Viad Corp.	168
6	Vicor Corp.*	73

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1	VSE Corp.	$54
21	W.W. Grainger, Inc.	5,159
25	Wabash National Corp.*	270
20	WABCO Holdings, Inc.*	2,052
35	Wabtec Corp.	3,097
13	WageWorks, Inc.*	759
44	Waste Connections, Inc.	2,077
167	Waste Management, Inc.	8,138
9	Watsco, Inc.	914
10	Watts Water Technologies, Inc., Class A	605
16	Werner Enterprises, Inc.	496
19	Wesco Aircraft Holdings, Inc.*	266
16	WESCO International, Inc.*	1,318
14	West Corp.	437
24	Woodward, Inc.	1,240
4	Xerium Technologies, Inc.*	57
19	XPO Logistics, Inc.*	735
66	Xylem, Inc.	2,530
11	YRC Worldwide, Inc.*	264
		928,443
	Information Technology — 15.4%

39	3D Systems Corp.*	1,376
5	A10 Networks, Inc.*	20
226	Accenture PLC, Class A	19,511
41	ACI Worldwide, Inc.*	797
177	Activision Blizzard, Inc.	3,832
16	Actuate Corp.*	58
28	Acxiom Corp.*	533
178	Adobe Systems, Inc.*	13,115
20	ADTRAN, Inc.	418
15	Advanced Energy Industries, Inc.*	306
221	Advanced Micro Devices, Inc.*	617
18	Advent Software, Inc.	568
3	Aerohive Networks, Inc.*	15
5	Agilysys, Inc.*	61
64	Akamai Technologies, Inc.*	4,135
19	Alliance Data Systems Corp.*	5,432
5	Alliance Fiber Optic Products, Inc.	63
8	Alpha & Omega Semiconductor Ltd.*	69
112	Altera Corp.	4,213
10	Ambarella, Inc.*	550
3	Amber Road, Inc.*	35
57	Amdocs Ltd.	2,778
9	American Software, Inc., Class A	82
31	Amkor Technology, Inc.*	207
113	Amphenol Corp., Class A	6,060
112	Analog Devices, Inc.	6,120
16	Angie’s List, Inc.*	95
10	Anixter International, Inc.	869
33	ANSYS, Inc.*	2,756
29	AOL, Inc.*	1,339
2,158	Apple, Inc.	256,651
436	Applied Materials, Inc.	10,486
28	Applied Micro Circuits Corp.*	165
5	Applied Optoelectronics, Inc.*	54
2	Arista Networks, Inc.*	152
45	ARRIS Group, Inc.*	1,340
36	Arrow Electronics, Inc.*	2,104
38	Aruba Networks, Inc.*	711
33	Aspen Technology, Inc.*	1,245
151	Atmel Corp.*	1,194
5	Audience, Inc.*	17
81	Autodesk, Inc.*	5,022
173	Automatic Data Processing, Inc.	14,816
89	Avago Technologies Ltd.	8,313
12	AVG Technologies N.V.*	236
50	Avnet, Inc.	2,190
17	AVX Corp.	243
40	Axcelis Technologies, Inc.*	86
5	Badger Meter, Inc.	275
24	Bankrate, Inc.*	281
3	Barracuda Networks, Inc.*	108
18	Bazaarvoice, Inc.*	132
4	Bel Fuse, Inc., Class B	106
16	Belden, Inc.	1,168
19	Benchmark Electronics, Inc.*	452
2	Benefitfocus, Inc.*	54
6	Black Box Corp.	139
17	Blackbaud, Inc.	721
19	Blackhawk Network Holdings, Inc.*	690
15	Blucora, Inc.*	213
27	Booz Allen Hamilton Holding Corp.	735
2	Borderfree, Inc.*	20
14	Bottomline Technologies (de), Inc.*	343
11	Brightcove, Inc.*	67
191	Broadcom Corp., Class A	8,238
43	Broadridge Financial Solutions, Inc.	1,947
10	BroadSoft, Inc.*	270
156	Brocade Communications Systems, Inc.	1,764
24	Brooks Automation, Inc.	281
114	CA, Inc.	3,551
9	Cabot Microelectronics Corp.*	426
8	CACI International, Inc., Class A*	714
104	Cadence Design Systems, Inc.*	1,962
13	CalAmp Corp.*	243
15	Calix, Inc.*	159
16	Callidus Software, Inc.*	256
6	Carbonite, Inc.*	70
16	Cardtronics, Inc.*	627
2	Care.com, Inc.*	17
5	Cascade Microtech, Inc.*	69
4	Cass Information Systems, Inc.	182
19	Cavium, Inc.*	1,075
58	CDK Global, Inc.	2,208
31	CDW Corp.	1,087
8	CEVA, Inc.*	138
7	ChannelAdvisor Corp.*	123
15	Checkpoint Systems, Inc.*	191
28	Ciber, Inc.*	85
38	Ciena Corp.*	628
12	Cimpress N.V.*	805
22	Cirrus Logic, Inc.*	402
1,833	Cisco Systems, Inc.	50,664
59	Citrix Systems, Inc.*	3,912
4	Clearfield, Inc.*	52
31	Cognex Corp.*	1,262
218	Cognizant Technology Solutions Corp., Class A*	11,770
9	Coherent, Inc.*	498
9	Cohu, Inc.	103
22	CommScope Holding Co., Inc.*	488
17	CommVault Systems, Inc.*	804
52	Computer Sciences Corp.	3,296
5	Computer Task Group, Inc.	47
79	Compuware Corp.	815
12	comScore, Inc.*	528
5	Comtech Telecommunications Corp.	198
8	Comverse, Inc.*	160
17	Concur Technologies, Inc.*	2,190

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
11	Constant Contact, Inc.*	$359
4	Control4 Corp.*	60
36	Convergys Corp.	751
24	Conversant, Inc.*	840
33	CoreLogic, Inc.*	1,096
19	Cornerstone OnDemand, Inc.*	604
468	Corning, Inc.	9,837
12	CoStar Group, Inc.*	2,043
13	Covisint Corp.*	30
15	Cray, Inc.*	504
44	Cree, Inc.*	1,599
12	CSG Systems International, Inc.	301
12	CTS Corp.	206
7	CUI Global, Inc.*	52
6	Cvent, Inc.*	162
10	Cyan, Inc.*	25
56	Cypress Semiconductor Corp.*	594
14	Daktronics, Inc.	167
7	Datalink Corp.*	86
19	Dealertrack Technologies, Inc.*	896
3	Demand Media, Inc.*	17
11	Demandware, Inc.*	616
14	Dice Holdings, Inc.*	152
23	Diebold, Inc.	832
9	Digi International, Inc.*	64
2	Digimarc Corp.	48
12	Digital River, Inc.*	305
13	Diodes, Inc.*	346
17	Dolby Laboratories, Inc., Class A	754
21	Dot Hill Systems Corp.*	98
8	DSP Group, Inc.*	87
11	DST Systems, Inc.	1,092
6	DTS, Inc.*	194
8	E2open, Inc.*	54
37	EarthLink Holdings Corp.	162
6	Eastman Kodak Co.*	122
454	eBay, Inc.*	24,916
11	Ebix, Inc.	178
15	EchoStar Corp., Class A*	808
6	Electro Rent Corp.	84
9	Electro Scientific Industries, Inc.	65
113	Electronic Arts, Inc.*	4,964
17	Electronics For Imaging, Inc.*	756
10	Ellie Mae, Inc.*	405
733	EMC Corp.	22,247
25	Emulex Corp.*	135
11	Endurance International Group Holdings, Inc.*	183
10	EnerNOC, Inc.*	146
50	Entegris, Inc.*	674
32	Entropic Communications, Inc.*	76
12	Envestnet, Inc.*	614
13	EPAM Systems, Inc.*	663
11	EPIQ Systems, Inc.	169
2	ePlus, Inc.*	138
19	Equinix, Inc.	4,316
18	Euronet Worldwide, Inc.*	1,045
24	EVERTEC, Inc.	529
3	Everyday Health, Inc.*	39
14	Exar Corp.*	128
12	ExlService Holdings, Inc.*	336
35	Extreme Networks, Inc.*	127
27	F5 Networks, Inc.*	3,488
13	Fabrinet*	218
707	Facebook, Inc., Class A*	54,934
15	FactSet Research Systems, Inc.	2,056
12	Fair Isaac Corp.	861
45	Fairchild Semiconductor International, Inc.*	726
6	FARO Technologies, Inc.*	330
15	FEI Co.	1,285
103	Fidelity National Information Services, Inc.	6,303
35	Finisar Corp.*	597
31	FireEye, Inc.*	939
26	First Solar, Inc.*	1,269
89	Fiserv, Inc.*	6,363
4	Five9, Inc.*	18
30	FleetCor Technologies, Inc.*	4,557
13	FleetMatics Group PLC*	457
51	FLIR Systems, Inc.	1,618
20	FormFactor, Inc.*	161
4	Forrester Research, Inc.	159
49	Fortinet, Inc.*	1,350
38	Freescale Semiconductor Ltd.*	824
32	Gartner, Inc.*	2,735
57	Genpact Ltd.*	1,027
9	Gigamon, Inc.*	129
24	Global Cash Access Holdings, Inc.*	170
14	Global Eagle Entertainment, Inc.*	186
24	Global Payments, Inc.	2,073
2	Globant S.A.*	28
32	Glu Mobile, Inc.*	117
20	Gogo, Inc.*	316
100	Google, Inc., Class A*	54,908
102	Google, Inc., Class C*	55,267
3	GrubHub, Inc.*	110
11	GSI Group, Inc.*	139
5	GTT Communications, Inc.*	71
6	Guidance Software, Inc.*	35
24	Guidewire Software, Inc.*	1,211
9	Hackett Group, Inc. (The)	80
34	Harmonic, Inc.*	238
38	Harris Corp.	2,723
13	Heartland Payment Systems, Inc.	709
678	Hewlett-Packard Co.	26,483
12	Higher One Holdings, Inc.*	43
27	IAC/InterActiveCorp	1,763
13	iGATE Corp.*	480
19	II-VI, Inc.*	252
10	Immersion Corp.*	87
8	Imperva, Inc.*	340
44	Infinera Corp.*	600
19	Infoblox, Inc.*	342
39	Informatica Corp.*	1,419
12	Information Services Group, Inc.*	48
56	Ingram Micro, Inc., Class A*	1,536
11	Inphi Corp.*	162
15	Insight Enterprises, Inc.*	351
48	Integrated Device Technology, Inc.*	896
11	Integrated Silicon Solution, Inc.	159
1,781	Intel Corp.	66,342
6	Interactive Intelligence Group, Inc.*	271
14	InterDigital, Inc.	698
19	Internap Network Services Corp.*	151
339	International Business Machines Corp.	54,976
26	International Rectifier Corp.*	1,037
46	Intersil Corp., Class A	603
9	Intevac, Inc.*	64
14	Intralinks Holdings, Inc.*	152
102	Intuit, Inc.	9,575
25	InvenSense, Inc.*	362

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
12	IPG Photonics Corp.*	$865
14	Itron, Inc.*	566
21	Ixia*	218
9	IXYS Corp.	103
17	j2 Global, Inc.	961
73	Jabil Circuit, Inc.	1,515
30	Jack Henry & Associates, Inc.	1,844
83	JDS Uniphase Corp.*	1,107
15	Jive Software, Inc.*	89
170	Juniper Networks, Inc.	3,767
16	Kemet Corp.*	64
59	Keysight Technologies, Inc.*	2,077
9	Kimball Electronics, Inc.*	99
59	KLA-Tencor Corp.	4,097
30	Knowles Corp.*	627
27	Kofax Ltd.*	181
24	Kopin Corp.*	82
6	KVH Industries, Inc.*	73
58	Lam Research Corp.	4,793
42	Lattice Semiconductor Corp.*	275
23	Leidos Holdings, Inc.	929
22	Lexmark International, Inc., Class A	943
22	Limelight Networks, Inc.*	60
85	Linear Technology Corp.	3,913
37	LinkedIn Corp., Class A*	8,372
23	Lionbridge Technologies, Inc.*	117
9	Liquidity Services, Inc.*	95
8	Littelfuse, Inc.	769
19	LivePerson, Inc.*	246
9	LogMeIn, Inc.*	455
3	Luxoft Holding, Inc.*	118
4	M/A-COM Technology Solutions Holdings, Inc.*	99
27	Manhattan Associates, Inc.*	1,068
9	ManTech International Corp., Class A	271
12	Marchex, Inc., Class B	44
9	Marin Software, Inc.*	78
9	Marketo, Inc.*	288
145	Marvell Technology Group Ltd.	2,076
360	MasterCard, Inc., Class A	31,424
4	Mavenir Systems, Inc.*	51
101	Maxim Integrated Products, Inc.	2,987
24	MAXIMUS, Inc.	1,257
10	MaxLinear, Inc., Class A*	73
11	Maxwell Technologies, Inc.*	113
35	Mentor Graphics Corp.	777
12	Mercury Systems, Inc.*	155
1	Mesa Laboratories, Inc.	74
14	Methode Electronics, Inc.	543
16	Micrel, Inc.	209
72	Microchip Technology, Inc.	3,251
383	Micron Technology, Inc.*	13,769
34	Microsemi Corp.*	925
2,956	Microsoft Corp.	141,326
3	MicroStrategy, Inc., Class A*	515
27	Millennial Media, Inc.*	47
19	MKS Instruments, Inc.	692
4	MobileIron, Inc.*	37
7	Model N, Inc.*	72
13	ModusLink Global Solutions, Inc.*	43
10	MoneyGram International, Inc.*	86
14	Monolithic Power Systems, Inc.	674
14	Monotype Imaging Holdings, Inc.	387
33	Monster Worldwide, Inc.*	144
80	Motorola Solutions, Inc.	5,258
5	MTS Systems Corp.	332
3	Multi-Fineline Electronix, Inc.*	30
9	Nanometrics, Inc.*	134
36	National Instruments Corp.	1,159
60	NCR Corp.*	1,779
119	NetApp, Inc.	5,063
13	NETGEAR, Inc.*	451
13	NetScout Systems, Inc.*	496
15	NetSuite, Inc.*	1,586
20	NeuStar, Inc., Class A*	545
14	Newport Corp.*	247
23	NIC, Inc.	414
3	Nimble Storage, Inc.*	79
94	Nuance Communications, Inc.*	1,422
5	Numerex Corp., Class A*	55
2	NVE Corp.*	141
200	NVIDIA Corp.	4,194
34	Oclaro, Inc.*	61
20	OmniVision Technologies, Inc.*	578
158	ON Semiconductor Corp.*	1,427
6	Oplink Communications, Inc.	145
3	OPOWER, Inc.*	47
1,175	Oracle Corp.	49,832
7	OSI Systems, Inc.*	494
20	Palo Alto Networks, Inc.*	2,460
74	Pandora Media, Inc.*	1,455
3	Park City Group, Inc.*	27
7	Park Electrochemical Corp.	172
35	ParkerVision, Inc.*	36
116	Paychex, Inc.	5,500
2	Paycom Software, Inc.*	58
3	PC Connection, Inc.	67
11	PDF Solutions, Inc.*	146
13	Pegasystems, Inc.	272
10	Peregrine Semiconductor Corp.*	125
12	Perficient, Inc.*	208
8	Pericom Semiconductor Corp.*	102
22	Photronics, Inc.*	198
15	Plantronics, Inc.	783
12	Plexus Corp.*	468
62	PMC-Sierra, Inc.*	505
49	Polycom, Inc.*	645
11	Power Integrations, Inc.	552
10	PRGX Global, Inc.*	52
7	Procera Networks, Inc.*	48
18	Progress Software Corp.*	464
13	Proofpoint, Inc.*	564
8	PROS Holdings, Inc.*	229
42	PTC, Inc.*	1,641
4	Q2 Holdings, Inc.*	74
2	QAD, Inc., Class A	39
32	Qlik Technologies, Inc.*	987
31	QLogic Corp.*	358
604	QUALCOMM, Inc.	44,032
7	Qualys, Inc.*	248
78	Quantum Corp.*	123
20	QuickLogic Corp.*	60
12	QuinStreet, Inc.*	54
42	Rackspace Hosting, Inc.*	1,928
9	Rally Software Development Corp.*	95
41	Rambus, Inc.*	486
14	RealD, Inc.*	160
8	RealNetworks, Inc.*	56
19	RealPage, Inc.*	391
68	Red Hat, Inc.*	4,226
3	Reis, Inc.	75
102	RF Micro Devices, Inc.*	1,490

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
3	Rightside Group Ltd.*	$24
57	Riverbed Technology, Inc.*	1,178
7	Rocket Fuel, Inc.*	114
10	Rofin-Sinar Technologies, Inc.*	269
6	Rogers Corp.*	425
8	Rosetta Stone, Inc.*	81
34	Rovi Corp.*	758
3	Rubicon Project, Inc. (The)*	42
9	Rubicon Technology, Inc.*	46
23	Ruckus Wireless, Inc.*	264
12	Rudolph Technologies, Inc.*	110
16	Sabre Corp.	300
220	salesforce.com, inc.*	13,171
81	SanDisk Corp.	8,380
29	Sanmina Corp.*	713
9	Sapiens International Corp. N.V.*	67
41	Sapient Corp.*	1,013
10	ScanSource, Inc.*	389
15	Science Applications International Corp.	759
10	SciQuest, Inc.*	149
12	Seachange International, Inc.*	81
24	Semtech Corp.*	611
52	ServiceNow, Inc.*	3,326
24	ServiceSource International, Inc.*	98
22	ShoreTel, Inc.*	165
5	Shutterstock, Inc.*	376
12	Silicon Graphics International Corp.*	115
28	Silicon Image, Inc.*	155
16	Silicon Laboratories, Inc.*	726
13	Silver Spring Networks, Inc.*	93
68	Skyworks Solutions, Inc.	4,588
24	SolarWinds, Inc.*	1,246
25	Solera Holdings, Inc.	1,317
88	Sonus Networks, Inc.*	326
22	Spansion, Inc., Class A*	514
17	Speed Commerce, Inc.*	51
42	Splunk, Inc.*	2,818
6	SPS Commerce, Inc.*	350
24	SS&C Technologies Holdings, Inc.	1,213
5	Stamps.com, Inc.*	236
18	Stratasys Ltd.*	1,835
96	SunEdison, Inc.*	2,078
16	SunPower Corp.*	451
12	Super Micro Computer, Inc.*	399
14	Sykes Enterprises, Inc.*	324
248	Symantec Corp.	6,470
13	Synaptics, Inc.*	819
13	Synchronoss Technologies, Inc.*	557
10	SYNNEX Corp.	714
55	Synopsys, Inc.*	2,386
12	Syntel, Inc.*	534
14	Tableau Software, Inc., Class A*	1,174
30	Take-Two Interactive Software, Inc.*	830
14	Tangoe, Inc.*	182
14	Tech Data Corp.*	873
6	TechTarget, Inc.*	61
17	TeleCommunication Systems, Inc., Class A*	52
10	Telenav, Inc.*	69
6	TeleTech Holdings, Inc.*	140
56	Teradata Corp.*	2,528
73	Teradyne, Inc.	1,449
2	Tessco Technologies, Inc.	56
19	Tessera Technologies, Inc.	649
386	Texas Instruments, Inc.	21,006
7	Textura Corp.*	168
58	TIBCO Software, Inc.*	1,394
41	TiVo, Inc.*	499
60	Total System Services, Inc.	1,979
3	Travelzoo, Inc.*	39
13	Tremor Video, Inc.*	32
93	Trimble Navigation Ltd.*	2,616
61	TriQuint Semiconductor, Inc.*	1,487
3	TrueCar, Inc.*	57
13	Trulia, Inc.*	661
19	TTM Technologies, Inc.*	128
1	TubeMogul, Inc.*	16
171	Twitter, Inc.*	7,138
12	Tyler Technologies, Inc.*	1,303
11	Ubiquiti Networks, Inc.	318
10	Ultimate Software Group, Inc. (The)*	1,472
11	Ultra Clean Holdings, Inc.*	96
10	Ultratech, Inc.*	195
18	Unisys Corp.*	481
15	Universal Display Corp.*	416
35	Unwired Planet, Inc.*	48
45	Vantiv, Inc., Class A*	1,518
2	Varonis Systems, Inc.*	48
11	VASCO Data Security International, Inc.*	328
14	Veeco Instruments, Inc.*	524
40	VeriFone Systems, Inc.*	1,426
21	Verint Systems, Inc.*	1,264
40	VeriSign, Inc.*	2,404
15	ViaSat, Inc.*	995
2	Viasystems Group, Inc.*	31
29	Violin Memory, Inc.*	152
15	VirnetX Holding Corp.*	80
9	Virtusa Corp.*	361
179	Visa, Inc., Class A	46,216
48	Vishay Intertechnology, Inc.	666
5	Vishay Precision Group, Inc.*	84
20	Vitesse Semiconductor Corp.*	66
31	VMware, Inc., Class A*	2,727
26	Vringo, Inc.*	25
19	Web.com Group, Inc.*	322
14	WebMD Health Corp.*	512
80	Western Digital Corp.	8,262
193	Western Union Co. (The)	3,586
14	WEX, Inc.*	1,583
5	Wix.com Ltd.*	107
34	Workday, Inc., Class A*	2,960
19	Xcerra Corp.*	152
418	Xerox Corp.	5,835
96	Xilinx, Inc.	4,362
10	XO Group, Inc.*	145
11	Xoom Corp.*	154
360	Yahoo!, Inc.*	18,626
18	Yelp, Inc.*	1,028
6	YuMe, Inc.*	32
18	Zebra Technologies Corp., Class A*	1,317
4	Zendesk, Inc.*	95
11	Zillow, Inc., Class A*	1,302
21	Zix Corp.*	66
259	Zynga, Inc., Class A*	673
		1,573,210
	Materials — 3.0%

10	A. Schulman, Inc.	383
7	A.M. Castle & Co.*	53
8	Advanced Emissions Solutions, Inc.*	160

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1	AEP Industries, Inc.*	$45
76	Air Products & Chemicals, Inc.	10,931
27	Airgas, Inc.	3,122
63	AK Steel Holding Corp.*	373
28	Albemarle Corp.	1,653
420	Alcoa, Inc.	7,262
39	Allegheny Technologies, Inc.	1,314
37	Allied Nevada Gold Corp.*	54
10	American Vanguard Corp.	109
3	Ampco-Pittsburgh Corp.	55
23	AptarGroup, Inc.	1,501
28	Ashland, Inc.	3,193
34	Avery Dennison Corp.	1,683
25	Axiall Corp.	1,082
11	Balchem Corp.	715
50	Ball Corp.	3,354
36	Bemis Co., Inc.	1,438
32	Berry Plastics Group, Inc.*	926
14	Boise Cascade Co.*	500
23	Cabot Corp.	991
19	Calgon Carbon Corp.*	388
19	Carpenter Technology Corp.	958
56	Celanese Corp.	3,364
18	Century Aluminum Co.*	498
19	CF Industries Holdings, Inc.	5,095
2	Chase Corp.	68
32	Chemtura Corp.*	746
7	Clearwater Paper Corp.*	464
55	Cliffs Natural Resources, Inc.	502
37	Coeur Mining, Inc.*	152
42	Commercial Metals Co.	686
12	Compass Minerals International, Inc.	1,045
50	Crown Holdings, Inc.*	2,475
26	Cytec Industries, Inc.	1,251
4	Deltic Timber Corp.	249
23	Domtar Corp.	936
431	Dow Chemical Co. (The)	20,977
329	E.I. du Pont de Nemours & Co.	23,491
18	Eagle Materials, Inc.	1,483
54	Eastman Chemical Co.	4,478
95	Ecolab, Inc.	10,350
26	Ferro Corp.*	335
19	Flotek Industries, Inc.*	370
48	FMC Corp.	2,611
372	Freeport-McMoRan, Inc.	9,988
8	FutureFuel Corp.	89
23	Globe Specialty Metals, Inc.	399
13	Gold Resource Corp.	47
117	Graphic Packaging Holding Co.*	1,457
11	Greif, Inc., Class A	482
18	H.B. Fuller Co.	777
1	Handy & Harman Ltd.*	37
4	Hawkins, Inc.	158
4	Haynes International, Inc.	180
26	Headwaters, Inc.*	364
123	Hecla Mining Co.	290
18	Horsehead Holding Corp.*	281
72	Huntsman Corp.	1,837
8	Innophos Holdings, Inc.	433
9	Innospec, Inc.	386
29	International Flavors & Fragrances, Inc.	2,934
155	International Paper Co.	8,342
20	Intrepid Potash, Inc.*	285
6	Kaiser Aluminum Corp.	437
30	KapStone Paper and Packaging Corp.*	896
3	KMG Chemicals, Inc.	56
7	Koppers Holdings, Inc.	204
12	Kraton Performance Polymers, Inc.*	221
7	Kronos Worldwide, Inc.	91
10	Landec Corp.*	131
51	Louisiana-Pacific Corp.*	777
7	LSB Industries, Inc.*	232
150	LyondellBasell Industries N.V., Class A	11,829
5	Marrone Bio Innovations, Inc.*	12
22	Martin Marietta Materials, Inc.	2,641
7	Materion Corp.	243
60	MeadWestvaco Corp.	2,688
12	Minerals Technologies, Inc.	891
65	Molycorp, Inc.*	64
188	Monsanto Co.	22,543
120	Mosaic Co. (The)	5,492
10	Myers Industries, Inc.	163
6	Neenah Paper, Inc.	343
3	NewMarket Corp.	1,181
178	Newmont Mining Corp.	3,275
16	Noranda Aluminum Holding Corp.	61
114	Nucor Corp.	6,114
28	Olin Corp.	704
3	Olympic Steel, Inc.	49
11	OM Group, Inc.	299
17	OMNOVA Solutions, Inc.*	114
59	Owens-Illinois, Inc.*	1,513
15	P. H. Glatfelter Co.	380
35	Packaging Corp. of America	2,600
30	Platform Specialty Products Corp.*	750
34	PolyOne Corp.	1,268
49	PPG Industries, Inc.	10,722
105	Praxair, Inc.	13,480
5	Quaker Chemical Corp.	407
15	Rayonier Advanced Materials, Inc.	370
28	Reliance Steel & Aluminum Co.	1,790
81	Rentech, Inc.*	104
23	Resolute Forest Products, Inc.*	385
51	Rock-Tenn Co., Class A	2,897
26	Rockwood Holdings, Inc.	2,027
23	Royal Gold, Inc.	1,465
48	RPM International, Inc.	2,290
11	RTI International Metals, Inc.*	252
4	Ryerson Holding Corp.*	43
9	Schnitzer Steel Industries, Inc., Class A	205
11	Schweitzer-Mauduit International, Inc.	470
16	Scotts Miracle-Gro Co. (The), Class A	976
77	Sealed Air Corp.	3,044
15	Senomyx, Inc.*	87
18	Sensient Technologies Corp.	1,061
31	Sherwin-Williams Co. (The)	7,591
43	Sigma-Aldrich Corp.	5,874
16	Silgan Holdings, Inc.	807
37	Sonoco Products Co.	1,555
52	Southern Copper Corp.	1,557
86	Steel Dynamics, Inc.	1,938
7	Stepan Co.	290
43	Stillwater Mining Co.*	565
25	SunCoke Energy, Inc.	508
30	Tahoe Resources, Inc.*	479
10	Taminco Corp.*	259
15	TimkenSteel Corp.	534
7	Trecora Resources*	86
9	Tredegar Corp.	165
4	Trinseo S.A.*	61

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
22	Tronox Ltd., Class A	$496
19	U.S. Silica Holdings, Inc.	597
2	UFP Technologies, Inc.*	44
1	United States Lime & Minerals, Inc.	68
52	United States Steel Corp.	1,734
3	Universal Stainless & Alloy Products, Inc.*	73
5	US Concrete, Inc.*	141
30	Valspar Corp. (The)	2,517
47	Vulcan Materials Co.	3,107
24	Walter Energy, Inc.	76
15	Wausau Paper Corp.	149
15	Westlake Chemical Corp.	954
18	Worthington Industries, Inc.	679
27	WR Grace & Co.*	2,594
8	Zep, Inc.	109
		298,579
	Telecommunication Services — 1.7%

32	8x8, Inc.*	249
1,858	AT&T, Inc.	65,736
3	Atlantic Tele-Network, Inc.	204
8	Boingo Wireless, Inc.*	64
205	CenturyLink, Inc.	8,358
75	Cincinnati Bell, Inc.*	267
17	Cogent Communications Holdings, Inc.	602
18	Consolidated Communications Holdings, Inc.	493
7	FairPoint Communications, Inc.*	105
359	Frontier Communications Corp.	2,531
13	General Communication, Inc., Class A*	158
98	Globalstar, Inc.*	276
4	Hawaiian Telcom Holdco, Inc.*	104
6	IDT Corp., Class B	102
22	inContact, Inc.*	182
12	Inteliquent, Inc.	221
10	Intelsat S.A.*	176
29	Iridium Communications, Inc.*	277
99	Level 3 Communications, Inc.*	4,950
7	Lumos Networks Corp.	116
6	magicJack VocalTec Ltd.*	49
6	NTELOS Holdings Corp.	50
16	ORBCOMM, Inc.*	104
17	Premiere Global Services, Inc.*	179
10	RingCentral, Inc., Class A*	126
46	SBA Communications Corp., Class A*	5,597
9	Shenandoah Telecommunications Co.	267
8	Spok Holdings, Inc.	127
261	Sprint Corp.*	1,336
31	Telephone & Data Systems, Inc.	792
95	T-Mobile US, Inc.*	2,773
5	United States Cellular Corp.*	193
1,482	Verizon Communications, Inc.	74,974
62	Vonage Holdings Corp.*	211
216	Windstream Holdings, Inc.	2,184
		174,133
	Utilities — 2.5%

10	Abengoa Yield PLC	282
260	AES Corp. (The)	3,606
43	AGL Resources, Inc.	2,249
15	ALLETE, Inc.	765
40	Alliant Energy Corp.	2,515
87	Ameren Corp.	3,751
175	American Electric Power Co., Inc.	10,071
14	American States Water Co.	489
64	American Water Works Co., Inc.	3,395
63	Aqua America, Inc.	1,675
3	Artesian Resources Corp., Class A	64
43	Atlantic Power Corp.	98
36	Atmos Energy Corp.	1,933
22	Avista Corp.	758
16	Black Hills Corp.	864
17	California Water Service Group	426
152	Calpine Corp.*	3,490
154	CenterPoint Energy, Inc.	3,687
5	Chesapeake Utilities Corp.	225
22	Cleco Corp.	1,182
96	CMS Energy Corp.	3,178
4	Connecticut Water Service, Inc.	139
105	Consolidated Edison, Inc.	6,631
208	Dominion Resources, Inc.	15,090
63	DTE Energy Co.	5,132
253	Duke Energy Corp.	20,468
44	Dynegy, Inc.*	1,459
117	Edison International	7,437
14	El Paso Electric Co.	530
15	Empire District Electric Co. (The)	416
64	Entergy Corp.	5,370
307	Exelon Corp.	11,104
150	FirstEnergy Corp.	5,532
55	Great Plains Energy, Inc.	1,439
36	Hawaiian Electric Industries, Inc.	1,015
18	IDACORP, Inc.	1,118
29	Integrys Energy Group, Inc.	2,112
56	ITC Holdings Corp.	2,127
15	Laclede Group, Inc. (The)	761
69	MDU Resources Group, Inc.	1,692
12	MGE Energy, Inc.	528
6	Middlesex Water Co.	132
30	National Fuel Gas Co.	2,078
15	New Jersey Resources Corp.	869
156	NextEra Energy, Inc.	16,285
113	NiSource, Inc.	4,728
113	Northeast Utilities	5,722
10	Northwest Natural Gas Co.	465
14	NorthWestern Corp.	745
121	NRG Energy, Inc.	3,783
9	NRG Yield, Inc., Class A	427
71	OGE Energy Corp.	2,534
19	ONE Gas, Inc.	738
6	Ormat Technologies, Inc.	164
13	Otter Tail Corp.	374
14	Pattern Energy Group, Inc.	371
90	Pepco Holdings, Inc.	2,475
166	PG&E Corp.	8,383
28	Piedmont Natural Gas Co., Inc.	1,049
39	Pinnacle West Capital Corp.	2,466
29	PNM Resources, Inc.	840
28	Portland General Electric Co.	1,032
238	PPL Corp.	8,456
181	Public Service Enterprise Group, Inc.	7,562
63	Questar Corp.	1,511
51	SCANA Corp.	2,909
88	Sempra Energy	9,832
6	SJW Corp.	180
12	South Jersey Industries, Inc.	685
319	Southern Co. (The)	15,130
17	Southwest Gas Corp.	984
1	Spark Energy, Inc., Class A	14
83	TECO Energy, Inc.	1,646

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
8	TerraForm Power, Inc., Class A	$265
62	UGI Corp.	2,338
20	UIL Holdings Corp.	796
5	Unitil Corp.	176
30	Vectren Corp.	1,326
46	Westar Energy, Inc.	1,798
19	WGL Holdings, Inc.	929
81	Wisconsin Energy Corp.	4,001
180	Xcel Energy, Inc.	6,109
5	York Water Co. (The)	101
		257,211
	Total Common Stocks (Cost $7,809,896)	8,168,075

	Master Limited Partnership — 0.0%‡
	Financials — 0.0%‡

44	Lazard Ltd., Class A	2,267

	Total Master Limited Partnership (Cost $2,191)	2,267

No. of Rights
	Rights — 0.0%‡
1	Furiex Pharmaceuticals, Inc., at $30.00*^	10
7	Leap Wireless International, Inc.*^	17
1	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	27

Principal Amount
	Repurchase Agreements (a) — 5.9%
$597,893	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $597,895	597,893
	Total Repurchase Agreements (Cost $597,893)	597,893

	Total Investment Securities (Cost $8,409,980) — 86.0%	8,768,262
	Other assets less liabilities — 14.0%	1,432,903
	Net Assets — 100.0%	$10,201,165

*	Non-income producing security.
^

Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $27 or 0.00% of net assets. On January 22, 2015, the value of these securities amounted to $0 for purposes of computing the liquidating distribution paid to shareholders.

‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,541
Aggregate gross unrealized depreciation	(174,506)
Net unrealized appreciation	$356,035
Federal income tax cost of investments	$8,412,227

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell3000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$1,046,227	11/06/15	Bank of America, N.A.	0.46%	Russell 3000® Index	$106,450	$—	$—	$106,450
1,923,323	02/06/15	Citibank, N.A.	0.32%	Russell 3000® Index	254,033	(254,033)	—	—
77,113	12/08/14	Credit Suisse International	0.36%	Russell 3000® Index	1,359	—	—	1,359
6,742,765	11/06/15	Deutsche Bank AG	0.12%	Russell 3000® Index	498,744	—	(498,744)	—
87,032	11/06/15	Morgan Stanley & Co. International PLC	0.06%	iShares® Russell 3000 ETF	24,719
544,557	11/06/15	Morgan Stanley & Co. International PLC	0.26%	Russell 3000® Index	98,537
631,589					123,256	(123,256)	—	—
1,611,349	11/06/15	Societe Generale	0.50%	Russell 3000® Index	244,984	—	(244,984)	—
200,892	01/06/15	UBS AG	0.51%	Russell 3000® Index	27,233	—	—	27,233
$12,233,258					$1,256,059

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 83.2%
	Consumer Discretionary — 9.9%

41,921	Amazon.com, Inc.*	$14,196,127
8,657	AutoNation, Inc.*	514,572
3,607	AutoZone, Inc.*	2,083,800
20,496	Bed Bath & Beyond, Inc.*	1,503,792
32,108	Best Buy Co., Inc.	1,265,376
25,273	BorgWarner, Inc.	1,429,441
24,000	Cablevision Systems Corp., Class A	487,680
24,258	CarMax, Inc.*	1,382,221
49,835	Carnival Corp.	2,200,714
53,627	CBS Corp. (Non-Voting), Class B	2,943,050
3,432	Chipotle Mexican Grill, Inc.*	2,277,544
30,387	Coach, Inc.	1,127,965
286,365	Comcast Corp., Class A	16,334,260
36,698	D.R. Horton, Inc.	935,432
14,640	Darden Restaurants, Inc.	834,334
33,153	Delphi Automotive PLC	2,418,511
55,569	DIRECTV*	4,873,957
16,371	Discovery Communications, Inc., Class A*	571,348
30,236	Discovery Communications, Inc., Class C*	1,028,326
33,570	Dollar General Corp.*	2,240,462
22,752	Dollar Tree, Inc.*	1,555,327
10,977	Expedia, Inc.	956,206
10,591	Family Dollar Stores, Inc.	837,219
429,138	Ford Motor Co.	6,750,341
5,152	Fossil Group, Inc.*	575,581
12,466	GameStop Corp., Class A	471,339
24,967	Gannett Co., Inc.	812,676
30,313	Gap, Inc. (The)	1,200,395
13,427	Garmin Ltd.	769,367
149,144	General Motors Co.	4,985,884
16,939	Genuine Parts Co.	1,740,990
30,462	Goodyear Tire & Rubber Co. (The)	834,963
30,438	H&R Block, Inc.	1,023,934
24,062	Harley-Davidson, Inc.	1,676,640
7,535	Harman International Industries, Inc.	817,774
12,695	Hasbro, Inc.	751,544
148,922	Home Depot, Inc. (The)	14,802,847
46,626	Interpublic Group of Cos., Inc. (The)	946,042
73,691	Johnson Controls, Inc.	3,684,550
22,646	Kohl’s Corp.	1,350,155
27,172	L Brands, Inc.	2,198,215
15,187	Leggett & Platt, Inc.	639,221
19,679	Lennar Corp., Class A	929,636
109,220	Lowe’s Cos., Inc.	6,971,513
39,072	Macy’s, Inc.	2,536,164
24,113	Marriott International, Inc., Class A	1,899,863
37,382	Mattel, Inc.	1,179,402
108,647	McDonald’s Corp.	10,518,116
22,711	Michael Kors Holdings Ltd.*	1,742,161
6,850	Mohawk Industries, Inc.*	1,052,091
6,649	Netflix, Inc.*	2,304,477
30,295	Newell Rubbermaid, Inc.	1,100,011
55,099	News Corp., Class A*	855,136
77,820	NIKE, Inc., Class B	7,726,748
15,771	Nordstrom, Inc.	1,204,274
27,790	Omnicom Group, Inc.	2,147,333
11,481	O’Reilly Automotive, Inc.*	2,098,038
10,991	PetSmart, Inc.	865,651
5,801	Priceline Group, Inc. (The)*	6,730,262
37,437	PulteGroup, Inc.	809,762
9,117	PVH Corp.	1,159,135
6,714	Ralph Lauren Corp.	1,241,419
23,217	Ross Stores, Inc.	2,123,891
11,473	Scripps Networks Interactive, Inc., Class A	896,844
71,279	Staples, Inc.	1,002,183
83,118	Starbucks Corp.	6,750,013
19,759	Starwood Hotels & Resorts Worldwide, Inc.	1,560,961
70,119	Target Corp.	5,188,806
12,446	Tiffany & Co.	1,343,172
30,827	Time Warner Cable, Inc.	4,601,855
94,585	Time Warner, Inc.	8,051,075
76,672	TJX Cos., Inc. (The)	5,072,620
15,233	Tractor Supply Co.	1,171,875
12,323	TripAdvisor, Inc.*	907,589
208,397	Twenty-First Century Fox, Inc., Class A	7,669,010
18,407	Under Armour, Inc., Class A*	1,334,323
11,297	Urban Outfitters, Inc.*	365,119
38,160	VF Corp.	2,868,487
42,126	Viacom, Inc., Class B	3,185,989
174,736	Walt Disney Co. (The)	16,164,827
8,630	Whirlpool Corp.	1,606,647
13,849	Wyndham Worldwide Corp.	1,154,453
8,971	Wynn Resorts Ltd.	1,602,310
48,646	Yum! Brands, Inc.	3,757,903
		243,481,266
	Consumer Staples — 8.2%

219,462	Altria Group, Inc.	11,030,160
71,425	Archer-Daniels-Midland Co.	3,762,669
48,089	Avon Products, Inc.	470,310
17,481	Brown-Forman Corp., Class B	1,696,531
19,798	Campbell Soup Co.	896,453
14,256	Clorox Co. (The)	1,448,695
436,759	Coca-Cola Co. (The)	19,579,906
24,994	Coca-Cola Enterprises, Inc.	1,098,236
94,991	Colgate-Palmolive Co.	6,610,424
46,748	ConAgra Foods, Inc.	1,707,237
18,541	Constellation Brands, Inc., Class A*	1,787,352
48,496	Costco Wholesale Corp.	6,892,252
128,143	CVS Health Corp.	11,707,144
21,590	Dr. Pepper Snapple Group, Inc.	1,597,660
24,892	Estee Lauder Cos., Inc. (The), Class A	1,845,493
67,772	General Mills, Inc.	3,574,973
16,509	Hershey Co. (The)	1,655,523
14,867	Hormel Foods Corp.	789,140
11,266	J.M. Smucker Co. (The)	1,155,554
28,291	Kellogg Co.	1,874,279
13,479	Keurig Green Mountain, Inc.	1,915,905
41,373	Kimberly-Clark Corp.	4,823,678
65,721	Kraft Foods Group, Inc.	3,954,433
54,097	Kroger Co. (The)	3,237,164
39,835	Lorillard, Inc.	2,515,182
14,363	McCormick & Co., Inc. (Non-Voting)	1,067,602
22,369	Mead Johnson Nutrition Co.	2,322,797
17,613	Molson Coors Brewing Co., Class B	1,362,366

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
186,538	Mondelez International, Inc., Class A	$7,312,290
15,908	Monster Beverage Corp.*	1,784,082
166,721	PepsiCo, Inc.	16,688,772
172,845	Philip Morris International, Inc.	15,025,416
299,593	Procter & Gamble Co. (The)	27,092,195
34,095	Reynolds American, Inc.	2,247,201
25,493	Safeway, Inc.	888,176
64,924	Sysco Corp.	2,613,840
32,408	Tyson Foods, Inc., Class A	1,372,155
97,373	Walgreen Co.	6,680,762
174,715	Wal-Mart Stores, Inc.	15,294,551
39,971	Whole Foods Market, Inc.	1,959,778
		201,338,336
	Energy — 7.0%

55,983	Anadarko Petroleum Corp.	4,431,054
42,319	Apache Corp.	2,712,225
48,136	Baker Hughes, Inc.	2,743,752
46,172	Cabot Oil & Gas Corp.	1,525,523
22,450	Cameron International Corp.*	1,151,236
57,459	Chesapeake Energy Corp.	1,164,119
210,110	Chevron Corp.	22,874,676
9,629	Cimarex Energy Co.	1,010,564
136,048	ConocoPhillips	8,988,691
25,467	CONSOL Energy, Inc.	996,524
38,980	Denbury Resources, Inc.	321,975
42,550	Devon Energy Corp.	2,509,173
7,436	Diamond Offshore Drilling, Inc.	218,395
25,859	Ensco PLC, Class A	874,034
60,574	EOG Resources, Inc.	5,252,977
16,763	EQT Corp.	1,525,098
471,831	Exxon Mobil Corp.	42,719,579
25,986	FMC Technologies, Inc.*	1,241,351
94,108	Halliburton Co.	3,971,358
11,975	Helmerich & Payne, Inc.	832,861
28,941	Hess Corp.	2,110,667
187,569	Kinder Morgan, Inc.	7,755,978
74,629	Marathon Oil Corp.	2,158,271
31,349	Marathon Petroleum Corp.	2,824,231
18,469	Murphy Oil Corp.	894,269
32,018	Nabors Industries Ltd.	420,076
47,605	National Oilwell Varco, Inc.	3,191,439
15,120	Newfield Exploration Co.*	411,718
28,133	Noble Corp. PLC	506,113
39,860	Noble Energy, Inc.	1,960,315
86,263	Occidental Petroleum Corp.	6,881,200
23,015	ONEOK, Inc.	1,246,492
61,839	Phillips 66	4,515,484
15,833	Pioneer Natural Resources Co.	2,267,761
18,332	QEP Resources, Inc.	374,706
18,666	Range Resources Corp.	1,225,423
143,446	Schlumberger Ltd.	12,329,184
39,075	Southwestern Energy Co.*	1,257,433
74,232	Spectra Energy Corp.	2,811,908
14,189	Tesoro Corp.	1,087,161
37,670	Transocean Ltd.	791,447
58,417	Valero Energy Corp.	2,839,650
74,419	Williams Cos., Inc. (The)	3,851,183
		170,777,274
	Financials — 13.6%

37,144	ACE Ltd.	4,247,045
6,147	Affiliated Managers Group, Inc.*	1,251,468
50,128	Aflac, Inc.	2,994,145
47,954	Allstate Corp. (The)	3,268,065
99,587	American Express Co.	9,203,830
157,880	American International Group, Inc.	8,651,824
43,832	American Tower Corp. (REIT)	4,602,798
20,713	Ameriprise Financial, Inc.	2,729,352
32,138	Aon PLC	2,972,444
16,165	Apartment Investment & Management Co., Class A (REIT)	602,146
7,898	Assurant, Inc.	533,826
14,515	AvalonBay Communities, Inc. (REIT)	2,333,867
1,163,545	Bank of America Corp.	19,826,807
125,207	Bank of New York Mellon Corp. (The)	5,012,036
79,620	BB&T Corp.	2,992,916
201,711	Berkshire Hathaway, Inc., Class B*	29,992,409
13,958	BlackRock, Inc.	5,012,039
16,940	Boston Properties, Inc. (REIT)	2,196,102
62,108	Capital One Financial Corp.	5,167,386
30,868	CBRE Group, Inc., Class A*	1,041,486
126,906	Charles Schwab Corp. (The)	3,593,978
26,609	Chubb Corp. (The)	2,742,057
16,297	Cincinnati Financial Corp.	830,332
335,456	Citigroup, Inc.	18,104,560
34,949	CME Group, Inc.	2,958,083
20,008	Comerica, Inc.	932,573
36,940	Crown Castle International Corp. (REIT)	3,069,345
51,108	Discover Financial Services	3,350,129
31,946	E*TRADE Financial Corp.*	728,688
40,026	Equity Residential (REIT)	2,835,442
7,024	Essex Property Trust, Inc. (REIT)	1,421,728
92,305	Fifth Third Bancorp	1,857,177
43,587	Franklin Resources, Inc.	2,478,357
69,432	General Growth Properties, Inc. (REIT)	1,858,000
54,947	Genworth Financial, Inc., Class A*	499,468
45,336	Goldman Sachs Group, Inc. (The)	8,541,756
49,547	Hartford Financial Services Group, Inc. (The)	2,046,291
50,767	HCP, Inc. (REIT)	2,274,362
35,854	Health Care REIT, Inc. (REIT)	2,641,006
83,753	Host Hotels & Resorts, Inc. (REIT)	1,946,420
53,241	Hudson City Bancorp, Inc.	521,229
90,399	Huntington Bancshares, Inc./OH	913,934
12,552	Intercontinental Exchange, Inc.	2,836,626
47,874	Invesco Ltd.	1,932,195
20,573	Iron Mountain, Inc. (REIT)	781,980
416,173	JPMorgan Chase & Co.	25,036,968
97,018	KeyCorp	1,309,743
45,478	Kimco Realty Corp. (REIT)	1,157,415
11,277	Legg Mason, Inc.	639,970
35,068	Leucadia National Corp.	811,123
28,887	Lincoln National Corp.	1,635,871
33,735	Loews Corp.	1,404,725
14,602	M&T Bank Corp.	1,840,144
15,567	Macerich Co. (The) (REIT)	1,231,038

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
60,227	Marsh & McLennan Cos., Inc.	$3,408,246
29,974	McGraw Hill Financial, Inc.	2,801,370
124,447	MetLife, Inc.	6,920,498
20,564	Moody’s Corp.	2,077,170
169,446	Morgan Stanley	5,961,110
13,069	NASDAQ OMX Group, Inc. (The)	586,929
46,409	Navient Corp.	972,733
24,503	Northern Trust Corp.	1,659,588
34,334	People’s United Financial, Inc.	507,456
19,598	Plum Creek Timber Co., Inc. (REIT)	816,845
59,812	PNC Financial Services Group, Inc. (The)	5,231,756
30,243	Principal Financial Group, Inc.	1,611,045
59,554	Progressive Corp. (The)	1,622,251
55,322	Prologis, Inc. (REIT)	2,339,014
50,897	Prudential Financial, Inc.	4,325,227
16,046	Public Storage (REIT)	3,010,711
152,527	Regions Financial Corp.	1,535,947
34,385	Simon Property Group, Inc. (REIT)	6,216,808
46,861	State Street Corp.	3,595,644
58,746	SunTrust Banks, Inc.	2,308,130
29,106	T. Rowe Price Group, Inc.	2,429,478
14,449	Torchmark Corp.	776,634
37,514	Travelers Cos., Inc. (The)	3,918,337
199,377	U.S. Bancorp/MN	8,812,463
28,193	Unum Group	936,571
32,567	Ventas, Inc. (REIT)	2,330,169
19,311	Vornado Realty Trust (REIT)	2,154,335
525,635	Wells Fargo & Co.	28,636,595
58,455	Weyerhaeuser Co. (REIT)	2,064,046
29,377	XL Group PLC	1,043,471
22,437	Zions Bancorp.	629,582
		332,634,863
	Health Care — 11.9%

166,379	Abbott Laboratories	7,405,529
176,116	AbbVie, Inc.	12,187,227
29,240	Actavis PLC*	7,912,636
39,235	Aetna, Inc.	3,422,861
36,902	Agilent Technologies, Inc.	1,577,192
21,888	Alexion Pharmaceuticals, Inc.*	4,265,971
32,882	Allergan, Inc.	7,033,131
23,586	AmerisourceBergen Corp.	2,147,505
84,048	Amgen, Inc.	13,893,975
59,934	Baxter International, Inc.	4,375,182
21,226	Becton, Dickinson and Co.	2,978,645
26,129	Biogen Idec, Inc.*	8,039,632
146,685	Boston Scientific Corp.*	1,887,836
183,442	Bristol-Myers Squibb Co.	10,832,250
8,258	C.R. Bard, Inc.	1,381,976
37,250	Cardinal Health, Inc.	3,061,578
22,446	CareFusion Corp.*	1,328,130
88,463	Celgene Corp.*	10,057,358
33,585	Cerner Corp.*	2,162,874
29,190	Cigna Corp.	3,003,359
49,985	Covidien PLC	5,048,485
19,010	DaVita HealthCare Partners, Inc.*	1,454,835
15,687	DENTSPLY International, Inc.	862,471
11,732	Edwards Lifesciences Corp.*	1,521,406
108,791	Eli Lilly & Co.	7,410,843
82,482	Express Scripts Holding Co.*	6,858,378
167,261	Gilead Sciences, Inc.*	16,779,624
18,670	Hospira, Inc.*	1,113,479
17,068	Humana, Inc.	2,354,872
3,978	Intuitive Surgical, Inc.*	2,059,689
312,055	Johnson & Johnson	33,779,954
9,394	Laboratory Corp. of America Holdings*	982,988
12,533	Mallinckrodt PLC*	1,155,793
25,626	McKesson Corp.	5,400,936
108,380	Medtronic, Inc.	8,006,031
319,175	Merck & Co., Inc.	19,278,170
41,387	Mylan, Inc.*	2,425,692
9,575	Patterson Cos., Inc.	461,324
12,494	PerkinElmer, Inc.	568,102
14,807	Perrigo Co. PLC	2,371,933
701,595	Pfizer, Inc.	21,854,684
15,979	Quest Diagnostics, Inc.	1,043,589
8,163	Regeneron Pharmaceuticals, Inc.*	3,396,706
31,500	St. Jude Medical, Inc.	2,140,740
33,092	Stryker Corp.	3,074,578
10,834	Tenet Healthcare Corp.*	520,574
44,141	Thermo Fisher Scientific, Inc.	5,706,990
107,507	UnitedHealth Group, Inc.	10,603,415
10,094	Universal Health Services, Inc., Class B	1,056,034
11,419	Varian Medical Systems, Inc.*	1,010,696
26,343	Vertex Pharmaceuticals, Inc.*	3,105,313
9,290	Waters Corp.*	1,076,711
30,345	WellPoint, Inc.	3,881,429
18,690	Zimmer Holdings, Inc.	2,098,700
55,455	Zoetis, Inc.	2,491,593
		291,911,604
	Industrials — 8.7%

71,696	3M Co.	11,477,813
19,253	ADT Corp. (The)	672,700
10,631	Allegion PLC	572,479
27,195	AMETEK, Inc.	1,385,857
74,152	Boeing Co. (The)	9,963,063
16,283	C.H. Robinson Worldwide, Inc.	1,200,708
69,469	Caterpillar, Inc.	6,988,581
10,690	Cintas Corp.	781,973
110,599	CSX Corp.	4,035,758
18,925	Cummins, Inc.	2,755,858
67,450	Danaher Corp.	5,636,122
39,658	Deere & Co.	3,435,176
93,276	Delta Air Lines, Inc.	4,353,191
18,428	Dover Corp.	1,418,772
4,024	Dun & Bradstreet Corp. (The)	510,847
52,657	Eaton Corp. PLC	3,571,724
77,222	Emerson Electric Co.	4,922,902
13,474	Equifax, Inc.	1,071,857
21,588	Expeditors International of Washington, Inc.	1,010,750
30,210	Fastenal Co.	1,365,492
29,370	FedEx Corp.	5,233,147
15,137	Flowserve Corp.	891,115
17,428	Fluor Corp.	1,080,362
35,141	General Dynamics Corp.	5,108,096
1,110,218	General Electric Co.	29,409,675
86,586	Honeywell International, Inc.	8,578,075
40,363	Illinois Tool Works, Inc.	3,831,660
29,599	Ingersoll-Rand PLC	1,866,513
14,722	Jacobs Engineering Group, Inc.*	683,837
10,863	Joy Global, Inc.	532,722

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,208	Kansas City Southern	$1,452,020
9,541	L-3 Communications Holdings, Inc.	1,188,809
29,850	Lockheed Martin Corp.	5,718,066
39,440	Masco Corp.	954,448
33,663	Nielsen N.V.	1,406,103
34,247	Norfolk Southern Corp.	3,823,335
23,008	Northrop Grumman Corp.	3,242,517
39,254	PACCAR, Inc.	2,630,803
11,818	Pall Corp.	1,135,828
16,464	Parker-Hannifin Corp.	2,124,350
21,306	Pentair PLC	1,378,711
22,440	Pitney Bowes, Inc.	552,473
15,875	Precision Castparts Corp.	3,776,662
23,988	Quanta Services, Inc.*	731,634
34,380	Raytheon Co.	3,668,346
27,943	Republic Services, Inc.	1,106,822
15,212	Robert Half International, Inc.	863,889
15,255	Rockwell Automation, Inc.	1,760,580
14,948	Rockwell Collins, Inc.	1,278,502
11,068	Roper Industries, Inc.	1,746,752
5,872	Ryder System, Inc.	560,893
6,430	Snap-on, Inc.	870,172
75,808	Southwest Airlines Co.	3,170,291
17,291	Stanley Black & Decker, Inc.	1,632,962
9,384	Stericycle, Inc.*	1,209,785
30,893	Textron, Inc.	1,338,285
46,298	Tyco International PLC	1,986,184
99,297	Union Pacific Corp.	11,594,911
77,829	United Parcel Service, Inc., Class B	8,554,964
10,612	United Rentals, Inc.*	1,202,446
94,135	United Technologies Corp.	10,362,381
6,735	W.W. Grainger, Inc.	1,654,655
47,993	Waste Management, Inc.	2,338,699
20,213	Xylem, Inc.	774,966
		212,139,069
	Information Technology — 16.6%

69,845	Accenture PLC, Class A	6,029,719
52,281	Adobe Systems, Inc.*	3,852,064
19,713	Akamai Technologies, Inc.*	1,273,657
6,574	Alliance Data Systems Corp.*	1,879,309
34,187	Altera Corp.	1,286,115
34,705	Amphenol Corp., Class A	1,861,229
34,767	Analog Devices, Inc.	1,899,669
662,477	Apple, Inc.	78,788,390
134,811	Applied Materials, Inc.	3,242,205
25,143	Autodesk, Inc.*	1,558,866
53,211	Automatic Data Processing, Inc.	4,556,990
27,852	Avago Technologies Ltd.	2,601,377
59,507	Broadcom Corp., Class A	2,566,537
35,456	CA, Inc.	1,104,454
564,210	Cisco Systems, Inc.	15,594,764
18,198	Citrix Systems, Inc.*	1,206,709
67,265	Cognizant Technology Solutions Corp., Class A*	3,631,637
16,051	Computer Sciences Corp.	1,017,312
142,848	Corning, Inc.	3,002,665
124,976	eBay, Inc.*	6,858,683
34,590	Electronic Arts, Inc.*	1,519,539
224,464	EMC Corp.	6,812,482
8,197	F5 Networks, Inc.*	1,058,970
230,517	Facebook, Inc., Class A*	17,911,171
31,581	Fidelity National Information Services, Inc.	1,932,441
8,315	First Solar, Inc.*	405,772
27,575	Fiserv, Inc.*	1,971,337
15,682	FLIR Systems, Inc.	497,590
31,434	Google, Inc., Class A*	17,259,781
31,432	Google, Inc., Class C*	17,030,801
11,592	Harris Corp.	830,799
206,497	Hewlett-Packard Co.	8,065,773
547,812	Intel Corp.	20,405,997
102,654	International Business Machines Corp.	16,647,399
31,411	Intuit, Inc.	2,948,551
44,431	Juniper Networks, Inc.	984,591
18,297	KLA-Tencor Corp.	1,270,544
17,933	Lam Research Corp.	1,481,983
26,390	Linear Technology Corp.	1,214,732
108,907	MasterCard, Inc., Class A	9,506,492
22,174	Microchip Technology, Inc.	1,001,156
118,483	Micron Technology, Inc.*	4,259,464
911,712	Microsoft Corp.	43,588,951
24,428	Motorola Solutions, Inc.	1,605,408
35,325	NetApp, Inc.	1,503,079
56,963	NVIDIA Corp.	1,194,514
359,831	Oracle Corp.	15,260,433
36,158	Paychex, Inc.	1,714,251
185,446	QUALCOMM, Inc.	13,519,013
20,923	Red Hat, Inc.*	1,300,364
63,696	salesforce.com, inc.*	3,813,479
24,810	SanDisk Corp.	2,566,843
36,161	Seagate Technology PLC	2,390,604
76,398	Symantec Corp.	1,993,224
45,284	TE Connectivity Ltd.	2,907,233
17,150	Teradata Corp.*	774,151
118,121	Texas Instruments, Inc.	6,428,145
18,285	Total System Services, Inc.	603,222
12,450	VeriSign, Inc.*	748,245
54,469	Visa, Inc., Class A	14,063,351
24,339	Western Digital Corp.	2,513,488
58,617	Western Union Co. (The)	1,089,104
119,937	Xerox Corp.	1,674,320
29,707	Xilinx, Inc.	1,349,886
102,346	Yahoo!, Inc.*	5,295,382
		406,726,406
	Materials — 2.7%

21,213	Air Products & Chemicals, Inc.	3,051,066
7,422	Airgas, Inc.	858,206
130,156	Alcoa, Inc.	2,250,397
12,030	Allegheny Technologies, Inc.	405,291
10,371	Avery Dennison Corp.	513,468
15,318	Ball Corp.	1,027,378
11,051	Bemis Co., Inc.	441,377
5,496	CF Industries Holdings, Inc.	1,473,752
124,195	Dow Chemical Co. (The)	6,044,571
101,268	E.I. du Pont de Nemours & Co.	7,230,535
16,501	Eastman Chemical Co.	1,368,263
29,838	Ecolab, Inc.	3,250,850
14,734	FMC Corp.	801,530
114,967	Freeport-McMoRan, Inc.	3,086,864
8,980	International Flavors & Fragrances, Inc.	908,507
47,249	International Paper Co.	2,542,941
47,051	LyondellBasell Industries N.V., Class A	3,710,442
6,812	Martin Marietta Materials, Inc.	817,712

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
18,642	MeadWestvaco Corp.	$835,162
53,561	Monsanto Co.	6,422,499
35,236	Mosaic Co. (The)	1,612,752
55,186	Newmont Mining Corp.	1,015,422
35,279	Nucor Corp.	1,892,013
18,239	Owens-Illinois, Inc.*	467,648
15,251	PPG Industries, Inc.	3,337,224
32,312	Praxair, Inc.	4,148,215
23,460	Sealed Air Corp.	927,374
9,197	Sherwin-Williams Co. (The)	2,251,977
13,164	Sigma-Aldrich Corp.	1,798,202
14,485	Vulcan Materials Co.	957,458
		65,449,096
	Telecommunication Services — 2.0%

573,814	AT&T, Inc.	20,301,540
63,087	CenturyLink, Inc.	2,572,057
110,879	Frontier Communications Corp.	781,697
30,760	Level 3 Communications, Inc.*	1,538,000
458,656	Verizon Communications, Inc.	23,203,407
66,684	Windstream Holdings, Inc.	674,175
		49,070,876
	Utilities — 2.6%

73,625	AES Corp. (The)	1,021,179
13,220	AGL Resources, Inc.	691,538
26,847	Ameren Corp.	1,157,374
54,070	American Electric Power Co., Inc.	3,111,728
47,555	CenterPoint Energy, Inc.	1,138,467
30,425	CMS Energy Corp.	1,007,067
32,407	Consolidated Edison, Inc.	2,046,502
64,470	Dominion Resources, Inc.	4,677,298
19,584	DTE Energy Co.	1,595,313
78,257	Duke Energy Corp.	6,330,991
36,050	Edison International	2,291,338
19,873	Entergy Corp.	1,667,345
95,067	Exelon Corp.	3,438,573
46,510	FirstEnergy Corp.	1,715,289
8,848	Integrys Energy Group, Inc.	644,488
48,281	NextEra Energy, Inc.	5,040,054
34,889	NiSource, Inc.	1,459,756
34,963	Northeast Utilities	1,770,526
37,366	NRG Energy, Inc.	1,168,061
27,775	Pepco Holdings, Inc.	763,812
52,160	PG&E Corp.	2,634,080
12,216	Pinnacle West Capital Corp.	772,418
73,512	PPL Corp.	2,611,881
55,979	Public Service Enterprise Group, Inc.	2,338,803
15,718	SCANA Corp.	896,398
25,575	Sempra Energy	2,857,495
99,106	Southern Co. (The)	4,700,598
25,813	TECO Energy, Inc.	511,872
24,953	Wisconsin Energy Corp.	1,232,678
55,917	Xcel Energy, Inc.	1,897,823
		63,190,745
	Total Common Stocks (Cost $1,954,423,457)	2,036,719,535

Principal Amount
	U.S. Government & Agency Securities (a) — 3.8%
	U.S. Treasury Bills
$7,000,000	0.00%, due 12/11/14	6,999,944
61,973,000	0.00%, due 01/15/15	61,969,205
24,115,000	0.00%, due 09/17/15	24,095,563
	Total U.S. Government & Agency Securities (Cost $93,069,094)	93,064,712

	Repurchase Agreements (a)(b) — 6.6%
160,333,230	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $160,334,107	160,333,230
	Total Repurchase Agreements (Cost $160,333,230)	160,333,230

	Total Investment Securities (Cost $2,207,825,781) — 93.6%	2,290,117,477
	Other assets less liabilities — 6.4%	155,400,260
	Net Assets — 100.0%	$2,445,517,737

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $218,044,556.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,568,611
Aggregate gross unrealized depreciation	(63,821,154)
Net unrealized appreciation	$76,747,457
Federal income tax cost of investments	$2,213,370,020

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,485	12/19/14	$463,524,750	$19,673,643

Cash collateral in the amount of $22,694,100 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements(1)

Ultra S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$48,329,579	11/06/15	Bank of America, N.A.	0.56%	S&P 500® Index	$5,300,852	$(5,300,852)	$—	$—
164,743,931	12/07/15	Citibank, N.A.	0.47%	S&P 500® Index	3,006,559	(3,006,559)	—	—
391,279,494	01/06/15	Credit Suisse International	0.46%	S&P 500® Index	29,243,171	(29,073,876)	(169,295)	—
231,490,633	11/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	13,556,045
739,139,656	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	38,714,840
970,630,289					52,270,885	—	(52,270,885)	—
81,679,377	12/07/15	Goldman Sachs International	0.52%	S&P 500® Index	1,544,243
268,244,932	01/06/15	Goldman Sachs International	0.43%	SPDR® S&P 500® ETF Trust	12,402,287
349,924,309					13,946,530	(13,946,530)	—	—
155,229,717	01/06/15	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Index	12,307,122	(12,307,122)	—	—
163,219,437	01/06/15	Societe Generale	0.46%	S&P 500® Index	16,248,814	—	(16,248,814)	—
146,745,664	12/07/15	UBS AG	0.51%	S&P 500® Index	2,775,847	(2,775,847)	—	—
$2,390,102,420					$135,099,780

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 90.6%
	Consumer Discretionary — 12.6%

11,668	Aaron’s, Inc.	$331,138
12,928	Abercrombie & Fitch Co., Class A	372,973
13,230	Advance Auto Parts, Inc.	1,945,868
10,712	AMC Networks, Inc., Class A*	694,780
31,714	American Eagle Outfitters, Inc.	447,167
8,283	Ann, Inc.*	304,235
17,688	Apollo Education Group, Inc.*	552,219
23,728	Ascena Retail Group, Inc.*	317,718
10,154	Big Lots, Inc.	515,823
11,706	Brinker International, Inc.	659,399
16,833	Brunswick Corp.	836,263
8,620	Cabela’s, Inc.*	467,549
9,632	Carter’s, Inc.	801,479
8,345	Cheesecake Factory, Inc. (The)	404,148
27,679	Chico’s FAS, Inc.	439,266
18,874	Cinemark Holdings, Inc.	685,315
13,696	CST Brands, Inc.	597,967
6,281	Deckers Outdoor Corp.*	607,498
10,390	DeVry Education Group, Inc.	507,655
18,011	Dick’s Sporting Goods, Inc.	911,537
9,987	Domino’s Pizza, Inc.	937,280
13,033	DreamWorks Animation SKG, Inc., Class A*	310,707
26,033	Foot Locker, Inc.	1,491,431
26,493	Gentex Corp.	942,091
804	Graham Holdings Co., Class B	713,542
11,587	Guess?, Inc.	262,677
18,059	Hanesbrands, Inc.	2,089,788
5,881	HSN, Inc.	428,901
44,781	International Game Technology	762,620
5,067	International Speedway Corp., Class A	158,496
55,231	J.C. Penney Co., Inc.*	442,400
32,402	Jarden Corp.*	1,430,526
8,502	John Wiley & Sons, Inc., Class A	507,739
22,994	Kate Spade & Co.*	736,498
16,493	KB Home	289,782
14,499	Lamar Advertising Co., Class A (REIT)	772,652
6,525	Life Time Fitness, Inc.*	361,355
26,162	Live Nation Entertainment, Inc.*	701,142
54,700	LKQ Corp.*	1,589,035
7,071	MDC Holdings, Inc.	186,038
6,613	Meredith Corp.	349,034
7,782	Murphy USA, Inc.*	495,869
23,697	New York Times Co. (The), Class A	300,715
726	NVR, Inc.*	913,794
87,672	Office Depot, Inc.*	581,265
4,660	Panera Bread Co., Class A*	780,084
10,989	Polaris Industries, Inc.	1,722,086
9,577	Rent-A-Center, Inc.	330,407
38,266	Service Corp. International	864,812
14,541	Signet Jewelers Ltd.	1,904,289
11,125	Sotheby’s	449,561
11,038	Tempur Sealy International, Inc.*	629,718
8,408	Thor Industries, Inc.	494,054
19,734	Time, Inc.	472,432
29,341	Toll Brothers, Inc.*	1,026,642
9,136	Tupperware Brands Corp.	614,396
49,841	Wendy’s Co. (The)	434,614
15,860	Williams-Sonoma, Inc.	1,182,522
		41,060,991
	Consumer Staples — 2.9%

24,219	Church & Dwight Co., Inc.	1,857,839
16,993	Dean Foods Co.	289,731
11,195	Energizer Holdings, Inc.	1,455,574
33,405	Flowers Foods, Inc.	651,397
9,132	Hain Celestial Group, Inc. (The)*	1,033,925
13,508	Ingredion, Inc.	1,124,271
3,520	Lancaster Colony Corp.	330,528
8,117	Post Holdings, Inc.*	324,680
37,321	SUPERVALU, Inc.*	349,325
3,622	Tootsie Roll Industries, Inc.	105,545
8,995	United Natural Foods, Inc.*	676,334
31,554	WhiteWave Foods Co. (The)*	1,155,823
		9,354,972
	Energy — 4.0%

10,849	Atwood Oceanics, Inc.*	348,144
56,448	California Resources Corp.*	454,406
3,550	CARBO Ceramics, Inc.	135,042
13,888	Dresser-Rand Group, Inc.*	1,126,456
7,254	Dril-Quip, Inc.*	578,506
13,258	Energen Corp.	791,768
15,486	Gulfport Energy Corp.*	739,147
17,777	Helix Energy Solutions Group, Inc.*	406,560
35,981	HollyFrontier Corp.	1,468,744
19,567	Oceaneering International, Inc.	1,227,047
9,800	Oil States International, Inc.*	488,530
26,484	Patterson-UTI Energy, Inc.	468,502
49,182	Peabody Energy Corp.	497,230
11,137	Rosetta Resources, Inc.*	327,650
22,562	Rowan Cos. PLC, Class A	491,175
12,203	SM Energy Co.	530,220
28,034	Superior Energy Services, Inc.	541,337
9,008	Tidewater, Inc.	278,437
8,350	Unit Corp.*	319,137
13,524	Western Refining, Inc.	555,972
13,093	World Fuel Services Corp.	592,851
36,758	WPX Energy, Inc.*	498,806
		12,865,667
	Financials — 20.8%

8,209	Alexander & Baldwin, Inc.	312,599
13,001	Alexandria Real Estate Equities, Inc. (REIT)	1,117,046
2,963	Alleghany Corp.*	1,352,728
19,005	American Campus Communities, Inc. (REIT)	760,200
13,578	American Financial Group, Inc./OH	819,975
28,807	Arthur J. Gallagher & Co.	1,381,296
11,861	Aspen Insurance Holdings Ltd.	524,612
28,063	Associated Banc-Corp	518,604
15,874	Astoria Financial Corp.	210,013
15,484	BancorpSouth, Inc.	338,945
8,018	Bank of Hawaii Corp.	462,077
35,354	BioMed Realty Trust, Inc. (REIT)	758,343
21,485	Brown & Brown, Inc.	691,817
15,512	Camden Property Trust (REIT)	1,189,460
13,421	Cathay General Bancorp	340,625
15,444	CBOE Holdings, Inc.	925,250
8,670	City National Corp./CA	669,237
15,003	Commerce Bancshares, Inc./MO	642,448
16,762	Corporate Office Properties Trust (REIT)	471,180

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21,096	Corrections Corp. of America (REIT)	$764,730
9,922	Cullen/Frost Bankers, Inc.	740,776
61,823	Duke Realty Corp. (REIT)	1,201,839
25,988	East West Bancorp, Inc.	955,579
21,511	Eaton Vance Corp.	898,945
13,908	Equity One, Inc. (REIT)	336,991
8,245	Everest Re Group Ltd.	1,446,091
19,967	Extra Space Storage, Inc. (REIT)	1,183,444
12,269	Federal Realty Investment Trust (REIT)	1,627,605
17,288	Federated Investors, Inc., Class B	543,535
19,403	First American Financial Corp.	621,090
42,963	First Horizon National Corp.	548,208
64,130	First Niagara Financial Group, Inc.	523,942
29,956	FirstMerit Corp.	535,913
34,026	Fulton Financial Corp.	406,270
14,829	Hancock Holding Co.	485,057
7,990	Hanover Insurance Group, Inc. (The)	569,527
18,110	HCC Insurance Holdings, Inc.	961,098
16,371	Highwoods Properties, Inc. (REIT)	706,572
10,359	Home Properties, Inc. (REIT)	675,303
27,144	Hospitality Properties Trust (REIT)	830,606
10,547	International Bancshares Corp.	269,159
26,908	Janus Capital Group, Inc.	422,994
8,116	Jones Lang LaSalle, Inc.	1,182,177
9,069	Kemper Corp.	319,773
15,069	Kilroy Realty Corp. (REIT)	1,034,939
18,850	LaSalle Hotel Properties (REIT)	760,974
26,833	Liberty Property Trust (REIT)	949,352
15,153	Mack-Cali Realty Corp. (REIT)	291,241
6,567	Mercury General Corp.	362,236
13,634	Mid-America Apartment Communities, Inc. (REIT)	1,004,280
21,116	MSCI, Inc.	1,021,170
23,873	National Retail Properties, Inc. (REIT)	919,827
80,195	New York Community Bancorp, Inc.	1,274,299
43,945	Old Republic International Corp.	664,888
23,060	Omega Healthcare Investors, Inc. (REIT)	881,353
17,534	PacWest Bancorp	815,331
7,356	Potlatch Corp. (REIT)	305,642
9,834	Primerica, Inc.	515,597
10,872	Prosperity Bancshares, Inc.	610,789
14,295	Protective Life Corp.	996,504
22,772	Raymond James Financial, Inc.	1,282,064
22,924	Rayonier, Inc. (REIT)	625,367
40,339	Realty Income Corp. (REIT)	1,874,150
16,741	Regency Centers Corp. (REIT)	1,029,237
12,425	Reinsurance Group of America, Inc.	1,065,071
7,347	RenaissanceRe Holdings Ltd.	719,418
23,715	SEI Investments Co.	939,825
36,914	Senior Housing Properties Trust (REIT)	831,672
9,110	Signature Bank/NY*	1,104,770
17,327	SL Green Realty Corp. (REIT)	2,012,358
76,635	SLM Corp.	741,827
7,927	StanCorp Financial Group, Inc.	523,975
9,187	SVB Financial Group*	966,013
25,193	Synovus Financial Corp.	650,987
17,367	Tanger Factory Outlet Centers, Inc. (REIT)	635,285
11,468	Taubman Centers, Inc. (REIT)	911,591
30,236	TCF Financial Corp.	469,263
12,213	Trustmark Corp.	285,051
45,597	UDR, Inc. (REIT)	1,403,476
39,358	Umpqua Holdings Corp.	668,692
39,816	Valley National Bancorp	387,808
18,485	W. R. Berkley Corp.	965,656
15,304	Waddell & Reed Financial, Inc., Class A	735,816
18,023	Washington Federal, Inc.	390,018
28,119	Washington Prime Group, Inc. (REIT)	484,490
16,358	Webster Financial Corp.	514,786
20,375	Weingarten Realty Investors (REIT)	741,650
		67,612,417
	Health Care — 9.1%

13,172	Align Technology, Inc.*	749,487
30,684	Allscripts Healthcare Solutions, Inc.*	368,822
3,706	Bio-Rad Laboratories, Inc., Class A*	440,236
6,705	Bio-Techne Corp.	614,245
10,617	Centene Corp.*	1,048,641
8,452	Charles River Laboratories International, Inc.*	547,267
20,881	Community Health Systems, Inc.*	983,077
8,748	Cooper Cos., Inc. (The)	1,477,537
10,240	Covance, Inc.*	1,050,829
13,727	Cubist Pharmaceuticals, Inc.*	1,040,644
27,806	Endo International PLC*	2,034,565
8,477	Halyard Health, Inc.*	332,383
14,552	Health Net, Inc.*	747,682
15,371	Henry Schein, Inc.*	2,108,901
10,397	Hill-Rom Holdings, Inc.	475,767
15,891	HMS Holdings Corp.*	331,486
43,779	Hologic, Inc.*	1,173,277
8,650	IDEXX Laboratories, Inc.*	1,291,878
8,178	LifePoint Hospitals, Inc.*	565,836
18,163	MEDNAX, Inc.*	1,188,950
5,235	Mettler-Toledo International, Inc.*	1,535,216
17,735	Omnicare, Inc.	1,247,125
11,434	Owens & Minor, Inc.	391,157
25,391	ResMed, Inc.	1,350,801
11,538	Salix Pharmaceuticals Ltd.*	1,184,837
10,035	Sirona Dental Systems, Inc.*	866,924
10,744	STERIS Corp.	684,930
7,507	Teleflex, Inc.	894,459
10,204	Thoratec Corp.*	318,263
8,571	United Therapeutics Corp.*	1,136,257
15,620	VCA, Inc.*	739,295
7,945	WellCare Health Plans, Inc.*	585,864
		29,506,638
	Industrials — 14.0%

13,697	A. O. Smith Corp.	738,679
7,836	Acuity Brands, Inc.	1,082,935
27,222	AECOM Technology Corp.*	871,376
15,466	AGCO Corp.	652,511
24,444	Alaska Air Group, Inc.	1,442,929
5,793	Alliant Techsystems, Inc.	658,548
19,076	B/E Aerospace, Inc.*	1,485,448
11,617	Carlisle Cos., Inc.	1,038,560

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,326	Civeo Corp.	$182,051
9,147	CLARCOR, Inc.	602,696
9,995	Clean Harbors, Inc.*	467,266
10,415	Con-way, Inc.	515,959
20,552	Copart, Inc.*	746,860
6,119	Corporate Executive Board Co. (The)	447,972
8,982	Crane Co.	530,207
9,018	Deluxe Corp.	527,102
24,080	Donaldson Co., Inc.	939,120
5,793	Esterline Technologies Corp.*	688,382
34,122	Exelis, Inc.	612,149
28,716	Fortune Brands Home & Security, Inc.	1,289,923
7,395	FTI Consulting, Inc.*	286,704
8,114	GATX Corp.	502,581
9,256	Genesee & Wyoming, Inc., Class A*	912,549
10,886	Graco, Inc.	871,969
6,525	Granite Construction, Inc.	233,921
14,640	Harsco Corp.	283,430
10,770	Herman Miller, Inc.	327,300
8,173	HNI Corp.	383,641
9,847	Hubbell, Inc., Class B	1,051,660
8,807	Huntington Ingalls Industries, Inc.	959,699
14,504	IDEX Corp.	1,114,052
16,601	ITT Corp.	687,281
16,686	J.B. Hunt Transport Services, Inc.	1,377,096
44,421	JetBlue Airways Corp.*	649,879
26,320	KBR, Inc.	443,229
14,254	Kennametal, Inc.	524,832
10,333	Kirby Corp.*	993,415
8,097	Landstar System, Inc.	650,837
8,096	Lennox International, Inc.	758,352
14,396	Lincoln Electric Holdings, Inc.	1,037,088
14,454	Manpowergroup, Inc.	966,394
5,703	MSA Safety, Inc.	313,266
9,269	MSC Industrial Direct Co., Inc., Class A	719,923
10,635	Nordson Corp.	831,125
19,395	NOW, Inc.*	519,398
12,339	Old Dominion Freight Line, Inc.*	999,953
14,445	Oshkosh Corp.	655,803
36,209	R.R. Donnelley & Sons Co.	609,760
8,184	Regal-Beloit Corp.	591,867
11,618	Rollins, Inc.	377,934
7,708	SPX Corp.	691,331
19,963	Terex Corp.	572,938
13,817	Timken Co. (The)	591,229
12,733	Towers Watson & Co., Class A	1,438,320
28,282	Trinity Industries, Inc.	906,721
9,318	Triumph Group, Inc.	634,183
4,451	Valmont Industries, Inc.	601,864
17,446	Wabtec Corp.	1,543,797
22,492	Waste Connections, Inc.	1,061,847
4,933	Watsco, Inc.	500,699
8,079	Werner Enterprises, Inc.	250,611
10,560	Woodward, Inc.	545,741
		45,494,892
	Information Technology — 16.2%

18,724	3D Systems Corp.*	660,583
20,676	ACI Worldwide, Inc.*	402,148
13,980	Acxiom Corp.*	266,039
112,708	Advanced Micro Devices, Inc.*	314,455
8,028	Advent Software, Inc.	253,123
16,675	ANSYS, Inc.*	1,392,696
14,252	AOL, Inc.*	657,872
23,871	ARRIS Group, Inc.*	710,640
17,909	Arrow Electronics, Inc.*	1,046,602
75,836	Atmel Corp.*	599,863
25,047	Avnet, Inc.	1,096,808
7,839	Belden, Inc.	572,482
21,662	Broadridge Financial Solutions, Inc.	981,072
52,545	Cadence Design Systems, Inc.*	991,524
29,046	CDK Global, Inc.	1,105,781
19,306	Ciena Corp.*	319,128
15,715	Cognex Corp.*	639,758
7,712	CommVault Systems, Inc.*	364,778
39,894	Compuware Corp.	411,706
8,680	Concur Technologies, Inc.*	1,118,071
18,319	Convergys Corp.	381,951
10,907	Conversant, Inc.*	381,963
16,518	CoreLogic, Inc.*	548,728
3	Covisint Corp.*	7
21,751	Cree, Inc.*	790,431
26,539	Cypress Semiconductor Corp.*	281,313
11,703	Diebold, Inc.	423,415
5,549	DST Systems, Inc.	550,738
9,918	Equinix, Inc.	2,253,072
7,097	FactSet Research Systems, Inc.	972,715
5,820	Fair Isaac Corp.	417,760
21,767	Fairchild Semiconductor International, Inc.*	351,102
7,603	FEI Co.	651,121
24,932	Fortinet, Inc.*	687,126
16,108	Gartner, Inc.*	1,376,912
12,353	Global Payments, Inc.	1,066,805
19,938	Informatica Corp.*	725,344
28,199	Ingram Micro, Inc., Class A*	773,499
26,968	Integrated Device Technology, Inc.*	503,223
6,728	InterDigital, Inc.	335,593
12,957	International Rectifier Corp.*	516,725
23,471	Intersil Corp., Class A	307,705
7,112	Itron, Inc.*	287,325
36,213	Jabil Circuit, Inc.	751,420
14,951	Jack Henry & Associates, Inc.	918,888
41,670	JDS Uniphase Corp.*	555,878
30,208	Keysight Technologies, Inc.*	1,063,322
15,403	Knowles Corp.*	321,769
11,274	Leidos Holdings, Inc.	455,582
11,284	Lexmark International, Inc., Class A	483,632
17,508	Mentor Graphics Corp.	388,853
18,223	National Instruments Corp.	586,598
30,439	NCR Corp.*	902,516
10,159	NeuStar, Inc., Class A*	276,833
7,765	Plantronics, Inc.	405,100
24,814	Polycom, Inc.*	326,800
21,257	PTC, Inc.*	830,511
21,507	Rackspace Hosting, Inc.*	987,386
52,112	RF Micro Devices, Inc.*	761,356
28,942	Riverbed Technology, Inc.*	598,376
17,168	Rovi Corp.*	382,503
7,337	Science Applications International Corp.	371,472
12,201	Semtech Corp.*	310,637
7,311	Silicon Laboratories, Inc.*	331,554
34,342	Skyworks Solutions, Inc.	2,317,055
11,881	SolarWinds, Inc.*	616,862

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,431	Solera Holdings, Inc.	$654,741
45,312	SunEdison, Inc.*	981,005
28,233	Synopsys, Inc.*	1,225,030
6,937	Tech Data Corp.*	432,383
39,187	Teradyne, Inc.	777,862
27,624	TIBCO Software, Inc.*	663,805
47,099	Trimble Navigation Ltd.*	1,324,659
5,127	Ultimate Software Group, Inc. (The)*	754,899
20,480	VeriFone Systems, Inc.*	730,317
24,570	Vishay Intertechnology, Inc.	340,786
7,026	WEX, Inc.*	794,500
9,192	Zebra Technologies Corp., Class A*	672,395
		52,786,987
	Materials — 6.6%

14,173	Albemarle Corp.	836,774
11,804	AptarGroup, Inc.	770,211
12,995	Ashland, Inc.	1,482,080
11,700	Cabot Corp.	504,036
9,642	Carpenter Technology Corp.	486,150
27,751	Cliffs Natural Resources, Inc.	253,089
21,347	Commercial Metals Co.	348,810
6,075	Compass Minerals International, Inc.	528,829
13,009	Cytec Industries, Inc.	625,733
11,778	Domtar Corp.	479,365
9,093	Eagle Materials, Inc.	749,172
6,139	Greif, Inc., Class A	269,195
25,619	Louisiana-Pacific Corp.*	390,434
6,245	Minerals Technologies, Inc.	463,566
1,952	NewMarket Corp.	768,541
14,233	Olin Corp.	358,102
17,828	Packaging Corp. of America	1,324,264
16,720	PolyOne Corp.	623,656
14,133	Reliance Steel & Aluminum Co.	903,664
25,940	Rock-Tenn Co., Class A	1,473,651
11,798	Royal Gold, Inc.	751,297
24,196	RPM International, Inc.	1,154,149
8,096	Scotts Miracle-Gro Co. (The), Class A	494,099
8,740	Sensient Technologies Corp.	515,223
7,929	Silgan Holdings, Inc.	400,097
18,428	Sonoco Products Co.	774,345
43,502	Steel Dynamics, Inc.	980,535
6,902	TimkenSteel Corp.	245,849
26,290	United States Steel Corp.	876,771
13,815	Valspar Corp. (The)	1,159,217
9,215	Worthington Industries, Inc.	347,498
		21,338,402
	Telecommunication Services — 0.1%

17,929	Telephone & Data Systems, Inc.	458,265

	Utilities — 4.3%

20,106	Alliant Energy Corp.	1,264,064
32,098	Aqua America, Inc.	853,165
18,179	Atmos Energy Corp.	976,212
8,090	Black Hills Corp.	436,941
10,942	Cleco Corp.	587,914
27,914	Great Plains Energy, Inc.	730,509
18,581	Hawaiian Electric Industries, Inc.	523,798
9,104	IDACORP, Inc.	565,450
35,148	MDU Resources Group, Inc.	861,829
15,237	National Fuel Gas Co.	1,055,467
36,093	OGE Energy Corp.	1,288,159
9,420	ONE Gas, Inc.	365,684
14,426	PNM Resources, Inc.	417,777
31,755	Questar Corp.	761,803
31,239	UGI Corp.	1,178,023
14,953	Vectren Corp.	661,072
23,495	Westar Energy, Inc.	918,420
9,412	WGL Holdings, Inc.	459,964
		13,906,251
	Total Common Stocks (Cost $295,501,583)	294,385,482

Principal Amount
	U.S. Government & Agency Securities (a) — 5.3%
	U.S. Treasury Bills
$8,000,000	0.00%, due 01/15/15	7,999,550
9,183,000	0.00%, due 09/17/15	9,175,599
	Total U.S. Government & Agency Securities (Cost $17,176,816)	17,175,149

	Repurchase Agreements (a)(b) — 11.8%
38,365,978	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $38,366,189	38,365,978
	Total Repurchase Agreements (Cost $38,365,978)	38,365,978

	Total Investment Securities (Cost $351,044,377) — 107.7%	349,926,609
	Liabilities in excess of other assets — (7.7%)	(24,915,280)
	Net Assets — 100.0%	$325,011,329

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $99,417,495.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,511,005
Aggregate gross unrealized depreciation	(10,565,466)
Net unrealized depreciation	$(2,054,461)
Federal income tax cost of investments	$351,981,070

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	335	12/19/14	$48,293,600	$948,389

Cash collateral in the amount of $2,468,950 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements(1)

Ultra MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$49,316,550	11/06/15	Bank of America, N.A.	0.31%	S&P MidCap 400® Index	$(33,201,737)	$18,025,062	$15,176,675	$—
56,094,299	01/06/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	(21,020,738)	20,832,861	187,877	—
25,323,891	11/06/15	Credit Suisse International	0.36%	S&P MidCap 400® Index	(6,006,310)	5,947,045	59,265	—
26,288,208	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	(15,725,842)
79,462,093	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	(36,986,429)
105,750,301					(52,712,271)	—	52,712,271	—
3,391,997	12/07/15	Goldman Sachs International	0.52%	S&P MidCap 400® Index	34,730
14,712,679	12/07/15	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	141,544
18,104,676					176,274	(176,274)	—	—
27,842,925	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P MidCap 400® Index	2,552,993	(2,552,993)	—	—
14,452,513	11/06/15	Societe Generale	0.54%	S&P MidCap 400® Index	3,608,559	—	(3,608,559)	—
10,434,791	01/06/15	UBS AG	0.46%	S&P MidCap 400® Index	(282,976)	267,814	15,162	—
$307,319,946					$(106,886,206)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 87.7%
	Consumer Discretionary — 12.1%

3,050	1-800-Flowers.com, Inc., Class A*	$26,078
1,259	2U, Inc.*	22,763
2,308	A.H. Belo Corp., Class A	27,696
9,653	Aeropostale, Inc.*	33,592
2,584	AMC Entertainment Holdings, Inc., Class A	67,752
8,304	American Axle & Manufacturing Holdings, Inc.*	177,207
23,863	American Eagle Outfitters, Inc.	336,468
2,145	American Public Education, Inc.*	72,072
954	America’s Car-Mart, Inc.*	48,988
5,748	Ann, Inc.*	211,124
1,583	Arctic Cat, Inc.	52,318
3,763	Asbury Automotive Group, Inc.*	284,897
1,703	Ascent Capital Group, Inc., Class A*	91,655
5,035	Barnes & Noble, Inc.*	117,618
3,280	Beazer Homes USA, Inc.*	65,403
3,849	bebe stores, inc.	11,624
11,856	Belmond Ltd., Class A*	134,210
2,265	Big 5 Sporting Goods Corp.	29,717
212	Biglari Holdings, Inc.*	78,747
2,907	BJ’s Restaurants, Inc.*	142,908
2,791	Black Diamond, Inc.*	25,370
9,475	Bloomin’ Brands, Inc.*	215,746
1,487	Blue Nile, Inc.*	51,510
3,030	Bob Evans Farms, Inc.	164,711
1,793	Bon-Ton Stores, Inc. (The)	15,097
9,518	Boyd Gaming Corp.*	121,640
2,352	Bravo Brio Restaurant Group, Inc.*	30,882
2,027	Bridgepoint Education, Inc.*	21,689
3,767	Bright Horizons Family Solutions, Inc.*	168,385
5,359	Brown Shoe Co., Inc.	175,561
11,382	Brunswick Corp.	565,458
3,461	Buckle, Inc. (The)	177,169
2,320	Buffalo Wild Wings, Inc.*	394,887
1,513	Build-A-Bear Workshop, Inc.*	31,138
3,518	Burlington Stores, Inc.*	157,149
5,610	Caesars Acquisition Co., Class A*	58,793
6,293	Caesars Entertainment Corp.*	106,729
9,516	Callaway Golf Co.	70,514
1,341	Capella Education Co.	91,429
8,251	Career Education Corp.*	48,351
2,970	Carmike Cinemas, Inc.*	88,031
1,968	Carriage Services, Inc.	37,805
4,322	Carrols Restaurant Group, Inc.*	32,458
3,365	Cato Corp. (The), Class A	135,004
1,085	Cavco Industries, Inc.*	80,431
8,661	Central European Media Enterprises Ltd., Class A*	24,511
491	Century Communities, Inc.*	8,499
6,131	Cheesecake Factory, Inc. (The)	296,924
9,042	Chegg, Inc.*	61,124
2,706	Children’s Place, Inc. (The)	151,698
4,471	Christopher & Banks Corp.*	32,370
1,648	Churchill Downs, Inc.	158,686
2,017	Chuy’s Holdings, Inc.*	43,184
9,392	Cinedigm Corp., Class A*	16,718
1,913	Citi Trends, Inc.*	45,262
2,688	ClubCorp Holdings, Inc.	52,980
847	Collectors Universe, Inc.	18,642
3,371	Columbia Sportswear Co.	151,864
3,399	Conn’s, Inc.*	116,586
2,112	Container Store Group, Inc. (The)*	45,999
7,791	Cooper Tire & Rubber Co.	264,349
1,680	Cooper-Standard Holding, Inc.*	90,317
2,827	Core-Mark Holding Co., Inc.	169,931
1,481	Coupons.com, Inc.*	22,615
2,342	Cracker Barrel Old Country Store, Inc.	299,799
10,744	Crocs, Inc.*	142,680
4,257	Crown Media Holdings, Inc., Class A*	14,389
1,141	CSS Industries, Inc.	33,100
1,075	Culp, Inc.	20,146
17,735	Cumulus Media, Inc., Class A*	70,763
133	Daily Journal Corp.*	29,100
20,794	Dana Holding Corp.	440,833
2,900	Del Frisco’s Restaurant Group, Inc.*	64,438
10,689	Denny’s Corp.*	103,576
1,682	Destination Maternity Corp.	26,962
4,294	Destination XL Group, Inc.*	22,200
1,825	Dex Media, Inc.*	15,622
4,342	Diamond Resorts International, Inc.*	104,990
2,043	DineEquity, Inc.	202,931
1,838	Dixie Group, Inc. (The)*	14,079
3,317	Dorman Products, Inc.*	156,994
2,900	Drew Industries, Inc.	136,590
3,831	E.W. Scripps Co. (The), Class A*	75,011
1,008	El Pollo Loco Holdings, Inc.*	27,639
1,852	Empire Resorts, Inc.*	12,612
3,031	Entercom Communications Corp., Class A*	32,189
7,098	Entravision Communications Corp., Class A	45,853
2,731	Eros International PLC*	58,853
1,216	Escalade, Inc.	16,173
3,099	Ethan Allen Interiors, Inc.	91,761
5,241	EVINE Live, Inc.*	32,180
10,342	Express, Inc.*	154,613
574	Famous Dave’s of America, Inc.*	14,637
3,538	Federal-Mogul Holdings Corp.*	54,910
3,288	Fiesta Restaurant Group, Inc.*	184,325
5,923	Finish Line, Inc. (The), Class A	169,042
6,661	Five Below, Inc.*	310,802
600	Flexsteel Industries, Inc.	19,032
1,372	Fox Factory Holding Corp.*	18,810
5,182	Francesca’s Holdings Corp.*	65,708
4,524	Fred’s, Inc., Class A	70,122
2,324	FTD Cos., Inc.*	80,550
1,738	Fuel Systems Solutions, Inc.*	17,154
2,356	G-III Apparel Group Ltd.*	208,482
1,841	Gaiam, Inc., Class A*	13,531
2,944	Genesco, Inc.*	239,553
4,330	Gentherm, Inc.*	163,198
1,868	Global Sources Ltd.*	12,086
5,726	Grand Canyon Education, Inc.*	261,506
6,082	Gray Television, Inc.*	63,192
2,972	Group 1 Automotive, Inc.	266,024
7,544	Guess?, Inc.	171,022
6,043	Harte-Hanks, Inc.	36,983
2,473	Haverty Furniture Cos., Inc.	52,081
3,510	Helen of Troy Ltd.*	226,957
1,026	Hemisphere Media Group, Inc.*	12,938
1,477	hhgregg, Inc.*	9,379

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,179	Hibbett Sports, Inc.*	$159,490
13,380	Houghton Mifflin Harcourt Co.*	257,164
14,331	Hovnanian Enterprises, Inc., Class A*	61,623
4,074	HSN, Inc.	297,117
5,906	Iconix Brand Group, Inc.*	238,661
932	Ignite Restaurant Group, Inc.*	7,037
1,052	Installed Building Products, Inc.*	17,884
3,417	International Speedway Corp., Class A	106,884
4,875	Interval Leisure Group, Inc.	105,983
1,650	Intrawest Resorts Holdings, Inc.*	17,688
3,619	iRobot Corp.*	131,804
2,659	Isle of Capri Casinos, Inc.*	19,251
2,869	ITT Educational Services, Inc.*	23,841
4,915	Jack in the Box, Inc.	366,168
2,290	JAKKS Pacific, Inc.*	16,854
2,110	Jamba, Inc.*	26,143
613	Johnson Outdoors, Inc., Class A	18,586
5,502	Journal Communications, Inc., Class A*	54,635
4,221	K12, Inc.*	48,542
10,279	KB Home	180,602
1,795	Kirkland’s, Inc.*	38,987
7,997	Krispy Kreme Doughnuts, Inc.*	162,819
5,435	La Quinta Holdings, Inc.*	119,679
2,023	Lands’ End, Inc.*	96,254
6,424	La-Z-Boy, Inc.	166,960
8,015	LeapFrog Enterprises, Inc.*	43,762
6,579	Lee Enterprises, Inc.*	23,355
1,755	LGI Homes, Inc.*	28,045
2,636	Libbey, Inc.*	79,212
468	Liberty Tax, Inc.*	17,833
5,017	Life Time Fitness, Inc.*	277,841
9,880	LifeLock, Inc.*	163,119
1,279	Lifetime Brands, Inc.	19,108
2,802	Lithia Motors, Inc., Class A	205,975
1,608	Loral Space & Communications, Inc.*	126,212
3,367	Lumber Liquidators Holdings, Inc.*	214,108
3,003	M/I Homes, Inc.*	68,829
1,027	Malibu Boats, Inc., Class A*	19,225
2,206	Marcus Corp. (The)	36,311
1,301	Marine Products Corp.	8,522
3,043	MarineMax, Inc.*	56,326
3,292	Marriott Vacations Worldwide Corp.	241,995
3,669	Martha Stewart Living Omnimedia, Inc., Class A*	15,593
1,839	Mattress Firm Holding Corp.*	130,624
7,498	McClatchy Co. (The), Class A*	24,593
4,792	MDC Holdings, Inc.	126,078
5,213	MDC Partners, Inc., Class A	115,051
6,677	Media General, Inc.*	102,225
5,887	Men’s Wearhouse, Inc. (The)	275,041
4,409	Meredith Corp.	232,707
4,801	Meritage Homes Corp.*	188,295
5,850	Modine Manufacturing Co.*	71,195
1,167	Monarch Casino & Resort, Inc.*	19,326
3,868	Monro Muffler Brake, Inc.	211,928
3,584	Morgans Hotel Group Co.*	29,030
2,191	Motorcar Parts of America, Inc.*	73,946
2,251	Movado Group, Inc.	64,671
3,635	Multimedia Games Holding Co., Inc.*	131,914
596	NACCO Industries, Inc., Class A	34,592
386	Nathan’s Famous, Inc.*	29,019
7,468	National CineMedia, Inc.	105,747
3,828	Nautilus, Inc.*	49,113
1,029	New Home Co., Inc. (The)*	14,663
4,482	New Media Investment Group, Inc.	91,074
3,596	New York & Co., Inc.*	9,889
16,983	New York Times Co. (The), Class A	215,514
3,759	Nexstar Broadcasting Group, Inc., Class A	192,874
1,329	Noodles & Co.*	32,534
3,533	Nutrisystem, Inc.	67,021
65,638	Office Depot, Inc.*	435,180
6,333	Orbitz Worldwide, Inc.*	48,384
2,502	Outerwall, Inc.*	175,841
1,425	Overstock.com, Inc.*	35,426
1,785	Oxford Industries, Inc.	118,221
6,095	Pacific Sunwear of California, Inc.*	10,240
3,758	Papa John’s International, Inc.	198,347
716	Papa Murphy’s Holdings, Inc.*	7,181
9,647	Penn National Gaming, Inc.*	136,987
6,535	Pep Boys-Manny Moe & Jack (The)*	63,651
1,492	Perry Ellis International, Inc.*	39,374
2,478	PetMed Express, Inc.	33,453
11,604	Pier 1 Imports, Inc.	160,135
7,315	Pinnacle Entertainment, Inc.*	182,070
5,538	Pool Corp.	329,013
2,903	Popeyes Louisiana Kitchen, Inc.*	160,362
1,834	Potbelly Corp.*	24,172
16,671	Quiksilver, Inc.*	34,009
2,837	Radio One, Inc., Class D*	4,795
1,623	ReachLocal, Inc.*	5,275
2,121	Reading International, Inc., Class A*	25,219
1,754	Red Robin Gourmet Burgers, Inc.*	118,132
5,358	Regis Corp.*	88,621
1,753	Remy International, Inc.	32,255
6,481	Rent-A-Center, Inc.	223,595
1,219	Rentrak Corp.*	102,518
3,827	Restoration Hardware Holdings, Inc.*	323,267
3,779	RetailMeNot, Inc.*	55,646
7,542	Ruby Tuesday, Inc.*	62,900
4,422	Ruth’s Hospitality Group, Inc.	58,105
5,759	Ryland Group, Inc. (The)	225,350
444	Saga Communications, Inc., Class A	17,769
1,338	Salem Communications Corp., Class A	10,517
3,256	Scholastic Corp.	115,588
6,222	Scientific Games Corp., Class A*	94,201
1,424	Sears Hometown and Outlet Stores, Inc.*	18,697
6,662	Select Comfort Corp.*	175,477
2,072	Sequential Brands Group, Inc.*	25,527
5,423	SFX Entertainment, Inc.*	23,590
1,019	Shiloh Industries, Inc.*	16,508
1,857	Shoe Carnival, Inc.	37,613
4,729	Shutterfly, Inc.*	202,212
8,429	Sinclair Broadcast Group, Inc., Class A	245,790
2,704	Sizmek, Inc.*	15,494

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,799	Skechers U.S.A., Inc., Class A*	$294,707
2,447	Skullcandy, Inc.*	23,198
6,745	Smith & Wesson Holding Corp.*	67,248
4,893	Sonic Automotive, Inc., Class A	126,190
6,671	Sonic Corp.	181,384
7,479	Sotheby’s	302,226
4,231	Spartan Motors, Inc.	21,197
1,429	Speedway Motorsports, Inc.	28,166
1,195	Sportsman’s Warehouse Holdings, Inc.*	8,425
3,890	Stage Stores, Inc.	79,706
2,431	Standard Motor Products, Inc.	92,743
17,769	Standard Pacific Corp.*	134,156
3,407	Stein Mart, Inc.	48,379
1,805	Steiner Leisure Ltd.*	79,907
7,153	Steven Madden Ltd.*	243,917
3,467	Stoneridge, Inc.*	37,652
426	Strattec Security Corp.	44,202
1,331	Strayer Education, Inc.*	100,743
2,381	Sturm Ruger & Co., Inc.	90,692
2,899	Superior Industries International, Inc.	52,530
1,389	Systemax, Inc.*	17,946
7,473	Tenneco, Inc.*	406,158
8,556	Texas Roadhouse, Inc.	282,861
3,443	Tile Shop Holdings, Inc.*	34,361
1,301	Tilly’s, Inc., Class A*	9,718
13,534	Time, Inc.	324,004
2,529	Tower International, Inc.*	64,565
1,095	Townsquare Media, Inc., Class A*	13,666
17,990	TRI Pointe Homes, Inc.*	274,527
5,336	Tuesday Morning Corp.*	113,657
6,217	Tumi Holdings, Inc.*	136,090
861	Turtle Beach Corp.*	3,289
960	UCP, Inc., Class A*	10,934
1,799	Unifi, Inc.*	51,236
1,953	Universal Electronics, Inc.*	118,176
2,661	Universal Technical Institute, Inc.	27,887
4,437	Vail Resorts, Inc.	388,859
2,676	Vera Bradley, Inc.*	61,521
1,372	Vince Holding Corp.*	50,942
3,778	Vitamin Shoppe, Inc.*	180,815
2,390	VOXX International Corp.*	20,100
1,439	WCI Communities, Inc.*	26,765
3,398	Weight Watchers International, Inc.*	98,542
2,147	West Marine, Inc.*	23,467
810	Weyco Group, Inc.	22,283
2,154	William Lyon Homes, Class A*	44,329
289	Winmark Corp.	23,343
3,343	Winnebago Industries, Inc.	84,177
12,449	Wolverine World Wide, Inc.	379,819
3,650	World Wrestling Entertainment, Inc., Class A	42,012
716	Zoe’s Kitchen, Inc.*	22,647
2,546	Zumiez, Inc.*	91,070
		29,107,665
	Consumer Staples — 2.8%

5,532	22nd Century Group, Inc.*	10,843
357	Alico, Inc.	12,763
10,820	Alliance One International, Inc.*	19,584
3,461	Andersons, Inc. (The)	187,032
6,585	B&G Foods, Inc.	188,463
1,023	Boston Beer Co., Inc. (The), Class A*	269,018
7,475	Boulder Brands, Inc.*	80,730
1,652	Calavo Growers, Inc.	70,937
3,810	Cal-Maine Foods, Inc.	159,563
4,724	Casey’s General Stores, Inc.	395,493
5,302	Central Garden and Pet Co., Class A*	43,742
2,207	Chefs’ Warehouse, Inc. (The)*	38,005
5,759	Chiquita Brands International, Inc.*	83,275
572	Coca-Cola Bottling Co. Consolidated	54,088
1,349	Craft Brew Alliance, Inc.*	18,265
20,201	Darling Ingredients, Inc.*	375,739
11,473	Dean Foods Co.	195,615
2,672	Diamond Foods, Inc.*	79,599
3,178	Elizabeth Arden, Inc.*	55,234
2,272	Fairway Group Holdings Corp.*	8,429
917	Farmer Bros Co.*	26,153
2,671	Female Health Co. (The)	11,378
4,434	Fresh Del Monte Produce, Inc.	149,692
5,256	Fresh Market, Inc. (The)*	215,286
10,206	Harbinger Group, Inc.*	140,026
3,929	IGI Laboratories, Inc.*	41,137
1,625	Ingles Markets, Inc., Class A	44,103
2,041	Inter Parfums, Inc.	52,352
1,879	Inventure Foods, Inc.*	25,949
1,828	J&J Snack Foods Corp.	192,031
1,015	John B. Sanfilippo & Son, Inc.*	42,447
2,271	Lancaster Colony Corp.	213,247
3,866	Liberator Medical Holdings, Inc.	10,825
576	Lifeway Foods, Inc.*	10,668
1,374	Limoneira Co.	35,243
1,612	Medifast, Inc.*	47,554
1,401	National Beverage Corp.*	35,221
1,097	Natural Grocers by Vitamin Cottage, Inc.*	24,661
1,334	Nature’s Sunshine Products, Inc.	19,903
1,062	Nutraceutical International Corp.*	22,493
600	Oil-Dri Corp. of America	16,230
2,566	Omega Protein Corp.*	26,045
991	Orchids Paper Products Co.	26,916
2,879	Pantry, Inc. (The)*	76,437
5,395	Post Holdings, Inc.*	215,800
2,298	PriceSmart, Inc.	222,814
1,394	Revlon, Inc., Class A*	45,946
4,819	Roundy’s, Inc.*	19,421
2,832	Sanderson Farms, Inc.	245,846
35	Seaboard Corp.*	120,750
1,002	Seneca Foods Corp., Class A*	27,104
5,844	Snyder’s-Lance, Inc.	176,956
4,630	SpartanNash Co.	108,018
24,884	SUPERVALU, Inc.*	232,914
2,123	Synutra International, Inc.*	11,294
2,309	Tootsie Roll Industries, Inc.	67,284
5,163	TreeHouse Foods, Inc.*	417,945
6,091	United Natural Foods, Inc.*	457,982
2,851	Universal Corp.	114,011
738	USANA Health Sciences, Inc.*	78,700
8,476	Vector Group Ltd.	184,353
828	Village Super Market, Inc., Class A	19,880
1,838	WD-40 Co.	139,872
1,352	Weis Markets, Inc.	62,354
		6,821,658

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy — 3.3%

11,344	Abraxas Petroleum Corp.*	$37,719
262	Adams Resources & Energy, Inc.	11,604
3,214	Alon USA Energy, Inc.	44,867
27,170	Alpha Natural Resources, Inc.*	56,514
3,733	American Eagle Energy Corp.*	3,509
3,322	Amyris, Inc.*	9,169
1,122	Apco Oil and Gas International, Inc.*	15,618
4,833	Approach Resources, Inc.*	46,977
26,057	Arch Coal, Inc.	57,846
2,216	Ardmore Shipping Corp.	22,625
691	Aspen Aerogels, Inc.*	5,597
3,902	Basic Energy Services, Inc.*	34,845
6,100	Bill Barrett Corp.*	61,793
4,026	Bonanza Creek Energy, Inc.*	109,588
14,558	BPZ Resources, Inc.*	8,735
4,368	Bristow Group, Inc.	279,989
5,651	C&J Energy Services, Inc.*	85,613
6,787	Callon Petroleum Co.*	33,324
2,423	CARBO Ceramics, Inc.	92,171
5,584	Carrizo Oil & Gas, Inc.*	220,345
4,118	CHC Group Ltd.*	18,943
723	Clayton Williams Energy, Inc.*	41,891
8,614	Clean Energy Fuels Corp.*	49,444
7,479	Cloud Peak Energy, Inc.*	87,280
5,872	Comstock Resources, Inc.	52,026
2,137	Contango Oil & Gas Co.*	72,252
990	Dawson Geophysical Co.	13,395
7,285	Delek U.S. Holdings, Inc.	217,821
11,355	DHT Holdings, Inc.	71,196
5,143	Diamondback Energy, Inc.*	290,065
898	Dorian LPG Ltd.*	12,204
3,719	Eclipse Resources Corp.*	40,128
6,994	Emerald Oil, Inc.*	13,428
11,506	Energy XXI Ltd.	46,139
2,497	Era Group, Inc.*	52,562
2,408	Evolution Petroleum Corp.	18,927
18,638	EXCO Resources, Inc.	54,796
7,189	Exterran Holdings, Inc.	240,831
14,610	Forest Oil Corp.*	8,328
7,315	Forum Energy Technologies, Inc.*	175,633
8,140	Frontline Ltd.*	10,094
6,617	FX Energy, Inc.*	17,204
5,169	GasLog Ltd.	91,181
8,613	Gastar Exploration, Inc.*	25,408
1,612	Geospace Technologies Corp.*	42,492
1,496	Glori Energy, Inc.*	5,984
4,271	Goodrich Petroleum Corp.*	25,840
4,591	Green Plains, Inc.	137,776
1,780	Gulf Island Fabrication, Inc.	34,728
3,307	GulfMark Offshore, Inc., Class A	86,147
32,007	Halcon Resources Corp.*	72,656
1,273	Hallador Energy Co.	13,876
5,167	Harvest Natural Resources, Inc.*	11,471
12,955	Helix Energy Solutions Group, Inc.*	296,281
19,718	Hercules Offshore, Inc.*	24,450
4,450	Hornbeck Offshore Services, Inc.*	118,103
1,264	Independence Contract Drilling, Inc.*	8,722
15,859	ION Geophysical Corp.*	39,172
109	Isramco, Inc.*	14,826
1,370	Jones Energy, Inc., Class A*	13,905
16,123	Key Energy Services, Inc.*	30,311
32,714	Kodiak Oil & Gas Corp.*	239,794
24,397	Magnum Hunter Resources Corp.*	97,588
8,998	Matador Resources Co.*	158,275
3,242	Matrix Service Co.*	68,471
29,158	McDermott International, Inc.*	103,511
4,564	Midstates Petroleum Co., Inc.*	10,452
3,684	Miller Energy Resources, Inc.*	8,547
1,556	Mitcham Industries, Inc.*	11,857
1,530	Natural Gas Services Group, Inc.*	35,435
10,093	Navios Maritime Acquisition Corp.	28,664
10,415	Newpark Resources, Inc.*	109,045
2,239	Nordic American Offshore Ltd.	29,353
10,947	Nordic American Tankers Ltd.	98,085
8,774	North Atlantic Drilling Ltd.	21,321
7,493	Northern Oil and Gas, Inc.*	65,114
1,853	Nuverra Environmental Solutions, Inc.*	16,918
2,935	Pacific Ethanol, Inc.*	34,134
1,717	Panhandle Oil and Gas, Inc., Class A	30,288
14,869	Parker Drilling Co.*	52,785
6,528	Parsley Energy, Inc., Class A*	82,514
4,394	PDC Energy, Inc.*	129,667
8,052	Penn Virginia Corp.*	41,307
7,177	PetroQuest Energy, Inc.*	26,698
1,546	PHI, Inc. (Non-Voting)*	64,174
7,702	Pioneer Energy Services Corp.*	46,520
1,798	Profire Energy, Inc.*	6,005
15,415	Quicksilver Resources, Inc.*	4,640
4,239	Renewable Energy Group, Inc.*	40,355
9,565	Resolute Energy Corp.*	17,982
771	REX American Resources Corp.*	48,781
5,901	Rex Energy Corp.*	41,425
1,467	RigNet, Inc.*	60,074
2,479	Ring Energy, Inc.*	23,699
7,541	Rosetta Resources, Inc.*	221,856
2,867	RSP Permian, Inc.*	62,386
6,252	Sanchez Energy Corp.*	70,585
21,138	Scorpio Tankers, Inc.	174,388
2,531	SEACOR Holdings, Inc.*	180,055
5,231	SemGroup Corp., Class A	387,042
7,255	Ship Finance International Ltd.	120,433
9,326	Solazyme, Inc.*	21,450
6,894	Stone Energy Corp.*	108,925
5,377	Swift Energy Co.*	24,196
8,171	Synergy Resources Corp.*	80,157
7,640	Teekay Tankers Ltd., Class A	34,380
4,259	Tesco Corp.	60,009
9,688	TETRA Technologies, Inc.*	61,519
2,778	TransAtlantic Petroleum Ltd.*	19,196
9,284	Triangle Petroleum Corp.*	44,749
6,116	VAALCO Energy, Inc.*	35,045
25,227	Vantage Drilling Co.*	19,425
1,609	Vertex Energy, Inc.*	5,889
4,288	W&T Offshore, Inc.	32,289
9,039	Warren Resources, Inc.*	18,530
6,530	Western Refining, Inc.	268,448
1,842	Westmoreland Coal Co.*	69,149
4,911	Willbros Group, Inc.*	22,345
		7,932,288
	Financials — 21.2%

1,841	1st Source Corp.	56,187
7,043	Acadia Realty Trust (REIT)	225,094
5,052	Actua Corp.*	85,177

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,484	AG Mortgage Investment Trust, Inc. (REIT)	$68,809
1,837	Agree Realty Corp. (REIT)	56,598
5,981	Alexander & Baldwin, Inc.	227,757
258	Alexander’s, Inc. (REIT)	103,744
173	Altisource Asset Management Corp.*	85,635
1,631	Altisource Portfolio Solutions S.A.*	85,269
7,011	Altisource Residential Corp. (REIT)	142,183
5,524	Ambac Financial Group, Inc.*	135,669
4,400	American Assets Trust, Inc. (REIT)	172,920
6,277	American Capital Mortgage Investment Corp. (REIT)	125,979
9,124	American Equity Investment Life Holding Co.	246,348
970	American National Bankshares, Inc.	22,844
20,781	American Realty Capital Healthcare Trust, Inc. (REIT)	235,449
3,949	American Residential Properties, Inc. (REIT)*	70,174
3,088	Ameris Bancorp	77,663
2,292	AMERISAFE, Inc.	95,553
1,012	Ames National Corp.	23,893
2,415	AmREIT, Inc. (REIT)	64,311
3,688	AmTrust Financial Services, Inc.	189,268
15,703	Anworth Mortgage Asset Corp. (REIT)	84,796
5,663	Apollo Commercial Real Estate Finance, Inc. (REIT)	94,459
3,934	Apollo Residential Mortgage, Inc. (REIT)	64,990
3,509	Ares Commercial Real Estate Corp. (REIT)	41,933
3,212	Argo Group International Holdings Ltd.	181,285
2,734	Arlington Asset Investment Corp., Class A	76,142
3,070	Armada Hoffler Properties, Inc. (REIT)	29,134
43,834	ARMOUR Residential REIT, Inc. (REIT)	172,268
1,342	Arrow Financial Corp.	34,718
3,115	Ashford Hospitality Prime, Inc. (REIT)	54,668
8,598	Ashford Hospitality Trust, Inc. (REIT)	90,107
99	Ashford, Inc.*	11,735
7,066	Associated Estates Realty Corp. (REIT)	158,420
10,631	Astoria Financial Corp.	140,648
1,412	Atlas Financial Holdings, Inc.*	20,728
1,387	AV Homes, Inc.*	20,763
2,414	Aviv REIT, Inc. (REIT)	81,352
1,140	Baldwin & Lyons, Inc., Class B	29,127
3,412	Banc of California, Inc.	37,532
874	BancFirst Corp.	55,945
3,647	Banco Latinoamericano de Comercio Exterior S.A., Class E	117,397
4,060	Bancorp, Inc. (The)/DE*	36,378
11,788	BancorpSouth, Inc.	258,039
5,714	Bank Mutual Corp.	36,912
771	Bank of Kentucky Financial Corp. (The)	35,936
726	Bank of Marin Bancorp	36,881
9,778	Bank of the Ozarks, Inc.	353,964
2,286	BankFinancial Corp.	26,038
2,403	Banner Corp.	98,980
9,757	BBCN Bancorp, Inc.	135,817
977	BBX Capital Corp., Class A*	16,111
3,600	Beneficial Mutual Bancorp, Inc.*	48,960
3,082	Berkshire Hills Bancorp, Inc.	78,221
21,388	BGC Partners, Inc., Class A	186,289
2	BlackRock Kelso Capital Corp.	18
3,494	Blue Hills Bancorp, Inc.*	46,191
2,449	BNC Bancorp	41,560
1,743	BofI Holding, Inc.*	137,558
9,821	Boston Private Financial Holdings, Inc.	125,316
1,427	Bridge Bancorp, Inc.	36,374
1,205	Bridge Capital Holdings*	27,763
8,667	Brookline Bancorp, Inc.	82,423
1,679	Bryn Mawr Bank Corp.	49,413
399	C1 Financial, Inc.*	7,274
2,095	Calamos Asset Management, Inc., Class A	28,262
911	Camden National Corp.	32,924
7,944	Campus Crest Communities, Inc. (REIT)	61,010
2,975	Capital Bank Financial Corp., Class A*	75,416
1,306	Capital City Bank Group, Inc.	18,885
17,568	Capitol Federal Financial, Inc.	219,951
11,755	Capstead Mortgage Corp. (REIT)	152,933
3,923	Cardinal Financial Corp.	71,673
2,453	CareTrust REIT, Inc. (REIT)*	39,665
3,809	Cascade Bancorp*	18,588
3,452	Cash America International, Inc.	84,263
2,339	CatchMark Timber Trust, Inc., Class A (REIT)	25,963
9,773	Cathay General Bancorp	248,039
9,725	Cedar Realty Trust, Inc. (REIT)	66,033
4,362	CenterState Banks, Inc.	48,767
2,102	Central Pacific Financial Corp.	40,232
428	Century Bancorp, Inc./MA, Class A	16,658
29,092	Chambers Street Properties (REIT)	233,027
2,371	Charter Financial Corp./MD	26,555
4,173	Chatham Lodging Trust (REIT)	111,669
4,021	Chemical Financial Corp.	116,488
6,736	Chesapeake Lodging Trust (REIT)	228,081
737	CIFC Corp.	6,515
1,526	Citizens & Northern Corp.	29,711
5,398	Citizens, Inc./TX*	39,351
1,927	City Holding Co.	84,268
3,250	Clifton Bancorp, Inc.	41,080
1,776	CNB Financial Corp./PA	31,364
26,741	CNO Financial Group, Inc.	463,689
4,400	CoBiz Financial, Inc.	50,512
2,378	Cohen & Steers, Inc.	102,896
13,178	Colony Financial, Inc. (REIT)	323,520
6,456	Columbia Banking System, Inc.	177,346
4,993	Community Bank System, Inc.	184,691
1,918	Community Trust Bancorp, Inc.	69,393
1,420	CommunityOne Bancorp*	14,796
2,776	ConnectOne Bancorp, Inc.	51,300
526	Consolidated-Tomoka Land Co.	28,146
2,579	Consumer Portfolio Services, Inc.*	18,878

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,883	CorEnergy Infrastructure Trust, Inc. (REIT)	$25,900
2,577	CoreSite Realty Corp. (REIT)	98,081
27,010	Cousins Properties, Inc. (REIT)	330,602
14,163	Cowen Group, Inc., Class A*	60,051
3,433	Crawford & Co., Class B	30,794
865	Credit Acceptance Corp.*	129,534
1,225	CU Bancorp*	24,010
19,892	CubeSmart (REIT)	428,474
3,136	Customers Bancorp, Inc.*	56,448
12,999	CVB Financial Corp.	197,195
4,037	CyrusOne, Inc. (REIT)	110,816
19,890	CYS Investments, Inc. (REIT)	183,585
10,097	DCT Industrial Trust, Inc. (REIT)	344,619
348	Diamond Hill Investment Group, Inc.	47,217
24,019	DiamondRock Hospitality Co. (REIT)	358,604
4,023	Dime Community Bancshares, Inc.	60,948
998	Donegal Group, Inc., Class A	15,640
7,827	DuPont Fabros Technology, Inc. (REIT)	255,082
6,714	Dynex Capital, Inc. (REIT)	57,740
2,794	Eagle Bancorp, Inc.*	95,890
3,842	EastGroup Properties, Inc. (REIT)	258,259
17,125	Education Realty Trust, Inc. (REIT)	199,335
2,181	eHealth, Inc.*	56,422
619	EMC Insurance Group, Inc.	18,428
11,247	Empire State Realty Trust, Inc., Class A (REIT)	188,500
3,851	Employers Holdings, Inc.	78,098
3,156	Encore Capital Group, Inc.*	135,424
3,159	Enova International, Inc.*	72,616
1,047	Enstar Group Ltd.*	152,810
918	Enterprise Bancorp, Inc./MA	21,463
2,425	Enterprise Financial Services Corp.	46,075
7,015	EPR Properties (REIT)	392,770
7,541	Equity One, Inc. (REIT)	182,718
1,576	ESB Financial Corp.	28,305
5,113	Essent Group Ltd.*	128,848
11,185	EverBank Financial Corp.	210,725
4,060	Evercore Partners, Inc., Class A	205,030
7,500	Excel Trust, Inc. (REIT)	98,325
6,311	EZCORP, Inc., Class A*	68,727
1,186	FBL Financial Group, Inc., Class A	60,972
982	FBR & Co.*	24,491
1,011	FCB Financial Holdings, Inc., Class A*	24,446
1,279	Federal Agricultural Mortgage Corp., Class C	38,894
1,695	Federated National Holding Co.	42,816
15,243	FelCor Lodging Trust, Inc. (REIT)	158,832
1,382	Fidelity & Guaranty Life	34,591
2,033	Fidelity Southern Corp.	31,064
6,315	Financial Engines, Inc.	206,374
1,700	Financial Institutions, Inc.	40,307
13,114	First American Financial Corp.	419,779
1,178	First Bancorp, Inc./ME	20,580
12,795	First BanCorp./Puerto Rico*	65,638
2,417	First Bancorp/NC	41,282
8,899	First Busey Corp.	58,288
484	First Business Financial Services, Inc.	20,923
3,554	First Cash Financial Services, Inc.*	205,350
929	First Citizens BancShares, Inc., Class A	235,594
11,542	First Commonwealth Financial Corp.	104,801
2,010	First Community Bancshares, Inc./VA	31,075
1,983	First Connecticut Bancorp, Inc./CT	29,666
1,186	First Defiance Financial Corp.	35,663
7,084	First Financial Bancorp	125,458
7,861	First Financial Bankshares, Inc.	237,166
1,409	First Financial Corp./IN	47,159
1,690	First Financial Northwest, Inc.	19,858
13,519	First Industrial Realty Trust, Inc. (REIT)	268,352
2,222	First Interstate BancSystem, Inc., Class A	62,483
4,422	First Merchants Corp.	94,852
9,239	First Midwest Bancorp, Inc./IL	154,568
1,833	First NBC Bank Holding Co.*	66,721
1,483	First of Long Island Corp. (The)	37,490
7,212	First Potomac Realty Trust (REIT)	89,285
20,297	FirstMerit Corp.	363,113
2,489	Flagstar Bancorp, Inc.*	37,932
3,714	Flushing Financial Corp.	71,383
21,311	FNB Corp./PA	268,306
4,286	Forestar Group, Inc.*	68,576
1,489	Fox Chase Bancorp, Inc.	24,643
1,190	Franklin Financial Corp./VA*	23,645
11,043	Franklin Street Properties Corp. (REIT)	132,737
5,592	FXCM, Inc., Class A	90,031
2,841	Gain Capital Holdings, Inc.	25,114
788	GAMCO Investors, Inc., Class A	67,894
8,910	Geo Group, Inc. (The) (REIT)	358,984
1,621	German American Bancorp, Inc.	45,809
3,140	Getty Realty Corp. (REIT)	56,897
9,390	GFI Group, Inc.	46,762
9,141	Glacier Bancorp, Inc.	250,281
2,175	Gladstone Commercial Corp. (REIT)	38,454
17,810	Glimcher Realty Trust (REIT)	245,066
1,003	Global Indemnity PLC*	26,991
8,378	Government Properties Income Trust (REIT)	190,348
14,435	Gramercy Property Trust, Inc. (REIT)	85,167
1,271	Great Southern Bancorp, Inc.	47,383
575	Green Bancorp, Inc.*	9,137
3,821	Green Dot Corp., Class A*	84,100
3,470	Greenhill & Co., Inc.	153,790
3,478	Greenlight Capital Re Ltd., Class A*	109,627
1,809	Guaranty Bancorp	26,809
1,738	Hallmark Financial Services, Inc.*	20,491
4,183	Hampton Roads Bankshares, Inc.*	6,735
10,100	Hancock Holding Co.	330,371
3,908	Hanmi Financial Corp.	78,551
2,673	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	37,663
11,847	Hatteras Financial Corp. (REIT)	226,989
1,107	HCI Group, Inc.	44,756

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,788	Healthcare Realty Trust, Inc. (REIT)	$311,321
1,931	Heartland Financial USA, Inc.	48,410
6	Hercules Technology Growth Capital, Inc.	94
2,556	Heritage Commerce Corp.	21,061
3,705	Heritage Financial Corp./WA	62,726
847	Heritage Insurance Holdings, Inc.*	14,695
2,753	Heritage Oaks Bancorp	20,014
24,626	Hersha Hospitality Trust (REIT)	182,479
4,027	HFF, Inc., Class A	138,851
11,062	Highwoods Properties, Inc. (REIT)	477,436
8,318	Hilltop Holdings, Inc.*	169,521
6,645	Home BancShares, Inc./AR	210,447
8,717	Home Loan Servicing Solutions Ltd.	170,330
1,823	HomeStreet, Inc.	29,733
2,560	HomeTrust Bancshares, Inc.*	40,064
4,999	Horace Mann Educators Corp.	156,469
1,130	Horizon Bancorp/IN	27,538
6,740	Hudson Pacific Properties, Inc. (REIT)	189,529
1,808	Hudson Valley Holding Corp.	45,236
3,857	Iberiabank Corp.	251,939
943	Independence Holding Co.	13,004
2,934	Independent Bank Corp./MA	116,274
2,814	Independent Bank Corp./MI	34,190
1,122	Independent Bank Group, Inc.	48,134
1,413	Infinity Property & Casualty Corp.	102,669
10,714	Inland Real Estate Corp. (REIT)	115,604
6,676	International Bancshares Corp.	170,372
1,894	INTL FCStone, Inc.*	33,429
15,109	Invesco Mortgage Capital, Inc. (REIT)	249,752
4,419	Investment Technology Group, Inc.*	87,275
43,968	Investors Bancorp, Inc.	475,294
13,747	Investors Real Estate Trust (REIT)	112,176
10,416	iStar Financial, Inc. (REIT)*	148,845
18,351	Janus Capital Group, Inc.	288,478
1,445	JG Wentworth Co.*	13,771
466	Kansas City Life Insurance Co.	22,186
5,535	KCG Holdings, Inc., Class A*	61,106
1,719	Kearny Financial Corp.*	24,324
5,704	Kemper Corp.	201,123
8,815	Kennedy-Wilson Holdings, Inc.	229,102
4,036	Kite Realty Group Trust (REIT)	110,102
1,870	Ladder Capital Corp., Class A*	35,362
12,249	Ladenburg Thalmann Financial Services, Inc.*	40,912
4,654	Lakeland Bancorp, Inc.	51,334
2,030	Lakeland Financial Corp.	80,368
12,773	LaSalle Hotel Properties (REIT)	515,646
25,240	Lexington Realty Trust (REIT)	277,640
4,274	LTC Properties, Inc. (REIT)	178,610
3,215	Macatawa Bank Corp.	16,268
10,882	Mack-Cali Realty Corp. (REIT)	209,152
6,137	Maiden Holdings Ltd.	80,149
2,507	MainSource Financial Group, Inc.	44,675
1,675	Manning & Napier, Inc.	25,644
983	Marcus & Millichap, Inc.*	30,503
4,630	MarketAxess Holdings, Inc.	303,589
1,027	Marlin Business Services Corp.	19,143
8,151	MB Financial, Inc.	256,757
6,149	Meadowbrook Insurance Group, Inc.	37,447
21,167	Medical Properties Trust, Inc. (REIT)	293,375
2,065	Mercantile Bank Corp.	39,586
632	Merchants Bancshares, Inc./VT	18,018
2,494	Meridian Bancorp, Inc.*	27,334
752	Meta Financial Group, Inc.	26,470
1,740	Metro Bancorp, Inc.*	43,587
41,552	MGIC Investment Corp.*	386,849
1,023	MidSouth Bancorp, Inc.	18,117
857	MidWestOne Financial Group, Inc.	23,576
905	Moelis & Co., Class A	29,168
6,866	Monmouth Real Estate Investment Corp. (REIT)	76,968
4,807	Montpelier Re Holdings Ltd.	163,678
5,047	National Bank Holdings Corp., Class A	97,054
853	National Bankshares, Inc.	25,616
4,357	National General Holdings Corp.	81,694
4,057	National Health Investors, Inc. (REIT)	268,898
870	National Interstate Corp.	24,908
15,216	National Penn Bancshares, Inc.	155,203
274	National Western Life Insurance Co., Class A	70,377
1,286	Navigators Group, Inc. (The)*	93,942
5,363	NBT Bancorp, Inc.	130,375
2,555	Nelnet, Inc., Class A	117,121
17,305	New Residential Investment Corp. (REIT)	224,273
11,128	New York Mortgage Trust, Inc. (REIT)	89,469
19,907	New York REIT, Inc. (REIT)	214,000
4,127	NewBridge Bancorp*	33,346
3,280	NewStar Financial, Inc.*	36,867
1,268	Nicholas Financial, Inc.*	15,749
6,204	NMI Holdings, Inc., Class A*	54,037
6,217	Northfield Bancorp, Inc.	87,598
838	Northrim BanCorp, Inc.	22,928
11,618	Northwest Bancshares, Inc.	146,271
1,646	OceanFirst Financial Corp.	26,517
5,525	OFG Bancorp	82,544
1,028	Old Line Bancshares, Inc.	15,800
14,454	Old National Bancorp/IN	205,247
1,418	OmniAmerican Bancorp, Inc.	38,102
1,507	One Liberty Properties, Inc. (REIT)	34,556
2,782	OneBeacon Insurance Group Ltd., Class A	44,289
1,249	Oppenheimer Holdings, Inc., Class A	28,590
629	Opus Bank*	16,914
5,616	Oritani Financial Corp.	81,713
1,322	Owens Realty Mortgage, Inc. (REIT)	19,473
2,207	Pacific Continental Corp.	30,589
2,114	Pacific Premier Bancorp, Inc.*	33,634
549	Palmetto Bancshares, Inc.	8,619
1,571	Park National Corp.	127,942
5,482	Park Sterling Corp.	39,141
9,661	Parkway Properties, Inc./MD (REIT)	188,196
1,477	Peapack Gladstone Financial Corp.	26,202
8,315	Pebblebrook Hotel Trust (REIT)	358,959
592	Penns Woods Bancorp, Inc.	26,285
8,438	Pennsylvania Real Estate Investment Trust (REIT)	197,196

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,644	PennyMac Financial Services, Inc., Class A*	$26,288
9,082	PennyMac Mortgage Investment Trust (REIT)	196,807
1,675	Peoples Bancorp, Inc./OH	40,552
926	Peoples Financial Services Corp.	44,235
7,044	PHH Corp.*	163,139
700	Phoenix Cos., Inc. (The)*	42,595
5,815	Physicians Realty Trust (REIT)	89,900
2,792	PICO Holdings, Inc.*	51,149
4,366	Pinnacle Financial Partners, Inc.	164,467
1,855	Piper Jaffray Cos.*	106,477
3,047	Platinum Underwriters Holdings Ltd.	225,996
4,982	Potlatch Corp. (REIT)	207,002
6,145	PRA Group, Inc.*	359,605
1,440	Preferred Bank/CA	36,749
6,705	Primerica, Inc.	351,543
8,792	PrivateBancorp, Inc.	276,508
3	Prospect Capital Corp.	28
8,559	Prosperity Bancshares, Inc.	480,845
7,398	Provident Financial Services, Inc.	127,837
2,388	PS Business Parks, Inc. (REIT)	194,359
1,395	Pzena Investment Management, Inc., Class A	12,095
1,471	QTS Realty Trust, Inc., Class A (REIT)	47,837
23,444	Radian Group, Inc.	399,720
10,101	RAIT Financial Trust (REIT)	74,646
9,480	Ramco-Gershenson Properties Trust (REIT)	169,692
1,160	RCS Capital Corp., Class A	11,542
1,306	RE/MAX Holdings, Inc., Class A	43,686
10,185	Redwood Trust, Inc. (REIT)	199,117
1,310	Regional Management Corp.*	17,764
3,865	Renasant Corp.	108,916
1,217	Republic Bancorp, Inc./KY, Class A	27,638
3,797	Republic First Bancorp, Inc.*	14,391
1,659	Resource America, Inc., Class A	14,715
15,859	Resource Capital Corp. (REIT)	83,577
11,078	Retail Opportunity Investments Corp. (REIT)	182,344
5,635	Rexford Industrial Realty, Inc. (REIT)	85,596
5,277	RLI Corp.	242,373
16,068	RLJ Lodging Trust (REIT)	529,119
4,558	Rouse Properties, Inc. (REIT)	83,366
5,332	Ryman Hospitality Properties, Inc. (REIT)	277,691
3,648	S&T Bancorp, Inc.	100,247
6,648	Sabra Health Care REIT, Inc. (REIT)	188,205
2,533	Safeguard Scientifics, Inc.*	49,216
1,592	Safety Insurance Group, Inc.	94,756
3,076	Sandy Spring Bancorp, Inc.	73,117
1,196	Saul Centers, Inc. (REIT)	65,457
2,380	Seacoast Banking Corp. of Florida*	30,178
4,518	Select Income REIT (REIT)	104,366
6,901	Selective Insurance Group, Inc.	184,740
230	ServisFirst Bancshares, Inc.	7,268
1,491	Sierra Bancorp	23,662
4,721	Silver Bay Realty Trust Corp. (REIT)	78,510
691	Silvercrest Asset Management Group, Inc., Class A	9,916
2,002	Simmons First National Corp., Class A	81,021
2,961	South State Corp.	183,401
2,311	Southside Bancshares, Inc.	74,715
2,429	Southwest Bancorp, Inc./OK	41,050
4,048	Sovran Self Storage, Inc. (REIT)	344,161
3,012	Springleaf Holdings, Inc.*	119,426
846	Square 1 Financial, Inc., Class A*	18,087
7,758	St. Joe Co. (The)*	144,221
6,953	STAG Industrial, Inc. (REIT)	165,760
4,801	Starwood Waypoint Residential Trust (REIT)	122,378
1,859	State Auto Financial Corp.	36,585
3,943	State Bank Financial Corp.	73,340
10,261	Sterling Bancorp/DE	137,292
2,637	Stewart Information Services Corp.	93,587
8,037	Stifel Financial Corp.*	390,057
1,800	Stock Yards Bancorp, Inc.	56,322
1,222	Stonegate Bank	33,617
1,755	Stonegate Mortgage Corp.*	21,007
30,350	Strategic Hotels & Resorts, Inc. (REIT)*	403,048
1,421	Suffolk Bancorp	29,401
10,502	Summit Hotel Properties, Inc. (REIT)	121,823
1,041	Sun Bancorp, Inc./NJ*	19,311
5,893	Sun Communities, Inc. (REIT)	347,039
25,216	Sunstone Hotel Investors, Inc. (REIT)	403,708
23,030	Susquehanna Bancshares, Inc.	303,305
3,595	SWS Group, Inc.*	25,129
9,252	Symetra Financial Corp.	209,650
2,197	Talmer Bancorp, Inc., Class A	30,560
1,661	Tejon Ranch Co.*	47,106
4,062	Terreno Realty Corp. (REIT)	84,530
1,072	Territorial Bancorp, Inc.	22,319
5,285	Texas Capital Bancshares, Inc.*	291,362
6,970	Third Point Reinsurance Ltd.*	103,226
962	Tiptree Financial, Inc., Class A*	7,023
1,824	Tompkins Financial Corp.	89,449
3,626	Towne Bank/VA	52,251
2,279	Trade Street Residential, Inc. (REIT)	17,229
785	Tree.com, Inc.*	35,529
2,771	Trico Bancshares	68,749
2,710	TriState Capital Holdings, Inc.*	27,371
11,620	TrustCo Bank Corp./NY	79,132
8,278	Trustmark Corp.	193,209
4,631	UMB Financial Corp.	256,974
2,357	UMH Properties, Inc. (REIT)	22,580
20,450	Umpqua Holdings Corp.	347,446
5,680	Union Bankshares Corp.	130,867
8,479	United Bankshares, Inc./WV	295,917
6,139	United Community Banks, Inc./GA	108,046
6,210	United Community Financial Corp./OH	31,795
6,469	United Financial Bancorp, Inc.	89,143
2,533	United Fire Group, Inc.	70,595
2,041	United Insurance Holdings Corp.	38,269
1,489	Universal Health Realty Income Trust (REIT)	71,978
3,826	Universal Insurance Holdings, Inc.	74,224

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,994	Univest Corp. of Pennsylvania	$38,684
3,062	Urstadt Biddle Properties, Inc., Class A (REIT)	67,915
27,833	Valley National Bancorp	271,093
4,903	ViewPoint Financial Group, Inc.	116,888
868	Virtus Investment Partners, Inc.	133,672
2,274	Walker & Dunlop, Inc.*	35,906
4,621	Walter Investment Management Corp.*	86,135
12,438	Washington Federal, Inc.	269,158
8,179	Washington Real Estate Investment Trust (REIT)	219,770
1,803	Washington Trust Bancorp, Inc.	65,251
4,223	Waterstone Financial, Inc.	52,196
11,086	Webster Financial Corp.	348,876
3,225	WesBanco, Inc.	107,102
1,962	West Bancorp., Inc.	30,646
3,229	Westamerica Bancorp.	156,929
9,261	Western Alliance Bancorp.*	244,768
5,121	Western Asset Mortgage Capital Corp. (REIT)	80,144
899	Westwood Holdings Group, Inc.	53,571
2,751	Whitestone REIT (REIT)	40,880
8,623	Wilshire Bancorp, Inc.	82,608
5,713	Wintrust Financial Corp.	255,314
13,211	WisdomTree Investments, Inc.	200,675
967	World Acceptance Corp.*	73,811
1,094	WSFS Financial Corp.	82,159
2,496	Yadkin Financial Corp.*	47,449
		50,926,812
	Health Care — 12.6%

2,757	Abaxis, Inc.	158,252
4,901	Abiomed, Inc.*	174,083
5,249	Acadia Healthcare Co., Inc.*	325,490
9,671	ACADIA Pharmaceuticals, Inc.*	288,873
2,787	Accelerate Diagnostics, Inc.*	56,353
2,019	Acceleron Pharma, Inc.*	78,216
9,422	Accuray, Inc.*	64,918
3,043	AcelRx Pharmaceuticals, Inc.*	20,266
847	Achaogen, Inc.*	7,809
11,881	Achillion Pharmaceuticals, Inc.*	152,908
5,112	Acorda Therapeutics, Inc.*	186,332
2,605	Actinium Pharmaceuticals, Inc.*	14,953
359	Adamas Pharmaceuticals, Inc.*	5,274
775	Addus HomeCare Corp.*	17,887
692	Adeptus Health, Inc., Class A*	21,064
3,619	Aegerion Pharmaceuticals, Inc.*	76,252
1,290	Aerie Pharmaceuticals, Inc.*	34,017
8,930	Affymetrix, Inc.*	81,531
7,639	Agenus, Inc.*	22,611
1,666	Agios Pharmaceuticals, Inc.*	167,949
4,806	Air Methods Corp.*	213,290
962	Akebia Therapeutics, Inc.*	11,621
7,652	Akorn, Inc.*	306,616
2,891	Albany Molecular Research, Inc.*	47,037
982	Alder Biopharmaceuticals, Inc.*	16,026
3,219	Alimera Sciences, Inc.*	18,896
613	Alliance HealthCare Services, Inc.*	13,805
1,026	Almost Family, Inc.*	28,328
2,690	AMAG Pharmaceuticals, Inc.*	100,068
3,353	Amedisys, Inc.*	85,233
5,708	AMN Healthcare Services, Inc.*	97,721
1,134	Amphastar Pharmaceuticals, Inc.*	11,828
5,021	Ampio Pharmaceuticals, Inc.*	17,071
5,198	Amsurg Corp.*	268,061
4,043	Anacor Pharmaceuticals, Inc.*	139,403
1,524	Analogic Corp.	111,008
3,032	AngioDynamics, Inc.*	53,060
844	ANI Pharmaceuticals, Inc.*	45,669
1,770	Anika Therapeutics, Inc.*	72,375
14,329	Antares Pharma, Inc.*	32,957
693	Applied Genetic Technologies Corp.*	13,992
3,525	Aratana Therapeutics, Inc.*	46,706
606	Ardelyx, Inc.*	16,223
26,961	Arena Pharmaceuticals, Inc.*	112,967
20,233	ARIAD Pharmaceuticals, Inc.*	143,857
15,464	Array BioPharma, Inc.*	62,320
6,367	Arrowhead Research Corp.*	37,056
3,364	AtriCure, Inc.*	63,008
189	Atrion Corp.	61,427
1,141	Auspex Pharmaceuticals, Inc.*	27,646
6,169	Auxilium Pharmaceuticals, Inc.*	213,201
847	Avalanche Biotechnologies, Inc.*	33,448
23,661	Avanir Pharmaceuticals, Inc.*	353,022
8,601	BioCryst Pharmaceuticals, Inc.*	92,977
5,136	BioDelivery Sciences International, Inc.*	78,838
9,008	Bio-Path Holdings, Inc.*	22,160
3,015	Bio-Reference Laboratories, Inc.*	85,324
8,399	BioScrip, Inc.*	54,425
446	BioSpecifics Technologies Corp.*	16,912
3,240	BioTelemetry, Inc.*	31,979
6,388	BioTime, Inc.*	20,569
2,673	Bluebird Bio, Inc.*	110,208
3,759	Cambrex Corp.*	85,517
4,148	Cantel Medical Corp.	180,604
3,562	Capital Senior Living Corp.*	90,653
661	Cara Therapeutics, Inc.*	6,108
3,395	Cardiovascular Systems, Inc.*	104,091
1,589	Castlight Health, Inc., Class B*	19,751
5,999	Catalent, Inc.*	172,711
10,968	Celldex Therapeutics, Inc.*	222,431
1,193	Cellular Dynamics International, Inc.*	7,874
2,806	Cempra, Inc.*	40,378
8,558	Cepheid, Inc.*	471,375
8,901	Cerus Corp.*	40,322
2,153	Chemed Corp.	237,067
3,357	ChemoCentryx, Inc.*	15,476
3,309	Chimerix, Inc.*	116,609
3,029	Clovis Oncology, Inc.*	144,120
1,370	Computer Programs & Systems, Inc.	80,474
3,341	CONMED Corp.	141,759
6,549	Corcept Therapeutics, Inc.*	19,843
1,361	CorVel Corp.*	47,172
3,819	Cross Country Healthcare, Inc.*	40,749
3,447	CryoLife, Inc.	34,815
16,464	CTI BioPharma Corp.*	36,056
3,294	Cyberonics, Inc.*	175,405
2,739	Cynosure, Inc., Class A*	75,514
4,246	Cytokinetics, Inc.*	19,829
8,285	Cytori Therapeutics, Inc.*	3,563
6,846	CytRx Corp.*	17,183
7,118	Depomed, Inc.*	110,258
2,779	Derma Sciences, Inc.*	22,816
9,196	DexCom, Inc.*	473,226
437	Dicerna Pharmaceuticals, Inc.*	5,165
16,669	Dyax Corp.*	234,033

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,227	Dynavax Technologies Corp.*	$47,946
487	Egalet Corp.*	2,932
563	Eleven Biotherapeutics, Inc.*	6,407
3,586	Emergent Biosolutions, Inc.*	89,148
1,269	Enanta Pharmaceuticals, Inc.*	59,567
4,550	Endocyte, Inc.*	29,529
7,857	Endologix, Inc.*	100,805
2,453	Ensign Group, Inc. (The)	96,697
4,194	Enzo Biochem, Inc.*	19,041
1,572	Epizyme, Inc.*	35,936
753	Esperion Therapeutics, Inc.*	23,817
10,165	Exact Sciences Corp.*	252,295
1,199	Exactech, Inc.*	26,594
4,258	ExamWorks Group, Inc.*	167,552
23,898	Exelixis, Inc.*	39,671
2,116	Five Prime Therapeutics, Inc.*	43,505
5,281	Five Star Quality Care, Inc.*	23,236
559	Flexion Therapeutics, Inc.*	9,587
3,444	Fluidigm Corp.*	106,178
1,714	Foundation Medicine, Inc.*	40,485
2,211	Galectin Therapeutics, Inc.*	8,778
14,487	Galena Biopharma, Inc.*	25,787
5,107	GenMark Diagnostics, Inc.*	58,015
480	Genocea Biosciences, Inc.*	4,354
2,048	Genomic Health, Inc.*	68,116
3,865	Gentiva Health Services, Inc.*	75,020
19,264	Geron Corp.*	70,891
8,074	Globus Medical, Inc., Class A*	186,025
3,054	Greatbatch, Inc.*	151,387
6,389	Haemonetics Corp.*	235,946
12,692	Halozyme Therapeutics, Inc.*	111,436
4,322	Hanger, Inc.*	92,708
1,285	HealthEquity, Inc.*	31,907
10,814	HealthSouth Corp.	444,780
2,597	HealthStream, Inc.*	74,404
3,857	Healthways, Inc.*	60,092
2,085	HeartWare International, Inc.*	153,310
2,859	Heron Therapeutics, Inc.*	22,043
10,761	HMS Holdings Corp.*	224,474
7,988	Horizon Pharma PLC*	102,087
1,671	Hyperion Therapeutics, Inc.*	34,239
1,647	ICU Medical, Inc.*	137,837
7,390	Idera Pharmaceuticals, Inc.*	22,983
748	Immune Design Corp.*	23,794
10,533	ImmunoGen, Inc.*	108,385
10,150	Immunomedics, Inc.*	41,919
8,599	Impax Laboratories, Inc.*	274,738
729	Imprivata, Inc.*	10,796
5,958	Infinity Pharmaceuticals, Inc.*	89,430
628	Inogen, Inc.*	15,254
7,384	Inovio Pharmaceuticals, Inc.*	71,477
6,078	Insmed, Inc.*	85,761
6,802	Insulet Corp.*	316,905
1,226	Insys Therapeutics, Inc.*	47,483
3,066	Integra LifeSciences Holdings Corp.*	150,970
720	Intersect ENT, Inc.*	12,456
2,099	Intra-Cellular Therapies, Inc.*	30,163
4,375	Intrexon Corp.*	116,069
3,947	Invacare Corp.	59,718
2,103	IPC The Hospitalist Co., Inc.*	92,700
14,668	Ironwood Pharmaceuticals, Inc.*	203,005
14,432	Isis Pharmaceuticals, Inc.*	747,433
1,083	K2M Group Holdings, Inc.*	20,480
1,665	Karyopharm Therapeutics, Inc.*	69,730
11,226	Keryx Biopharmaceuticals, Inc.*	178,493
1,288	Kindred Biosciences, Inc.*	12,391
7,918	Kindred Healthcare, Inc.	157,489
1,059	Kite Pharma, Inc.*	44,457
2,136	KYTHERA Biopharmaceuticals, Inc.*	81,702
1,172	Landauer, Inc.	38,676
3,157	Lannett Co., Inc.*	155,103
2,039	LDR Holding Corp.*	66,533
28,051	Lexicon Pharmaceuticals, Inc.*	28,612
1,516	LHC Group, Inc.*	35,641
2,544	Ligand Pharmaceuticals, Inc.*	136,994
444	Loxo Oncology, Inc.*	4,573
4,603	Luminex Corp.*	85,155
2,452	MacroGenics, Inc.*	69,294
3,383	Magellan Health, Inc.*	207,006
27,991	MannKind Corp.*	172,145
5,939	Masimo Corp.*	155,899
7,486	MedAssets, Inc.*	144,779
7,981	Medicines Co. (The)*	213,971
6,640	Medidata Solutions, Inc.*	283,594
8,679	Merge Healthcare, Inc.*	27,252
5,101	Meridian Bioscience, Inc.	83,911
5,275	Merit Medical Systems, Inc.*	78,070
12,051	Merrimack Pharmaceuticals, Inc.*	110,387
11,428	MiMedx Group, Inc.*	126,394
881	Mirati Therapeutics, Inc.*	13,056
3,706	Molina Healthcare, Inc.*	189,451
5,896	Momenta Pharmaceuticals, Inc.*	69,160
1,579	MWI Veterinary Supply, Inc.*	258,040
1,233	NanoString Technologies, Inc.*	18,384
4,921	NanoViricides, Inc.*	15,747
1,265	National Healthcare Corp.	76,216
1,219	National Research Corp., Class A*	17,261
3,945	Natus Medical, Inc.*	135,037
18,501	Navidea Biopharmaceuticals, Inc.*	22,941
15,586	Nektar Therapeutics*	259,819
4,501	Neogen Corp.*	199,439
2,905	NeoStem, Inc.*	11,446
8,439	Neuralstem, Inc.*	23,714
9,312	Neurocrine Biosciences, Inc.*	185,588
2,431	NewLink Genetics Corp.*	94,955
4,711	Northwest Biotherapeutics, Inc.*	25,251
29,221	Novavax, Inc.*	156,040
13,051	NPS Pharmaceuticals, Inc.*	433,032
5,720	NuVasive, Inc.*	251,280
7,539	NxStage Medical, Inc.*	130,274
706	Ocular Therapeutix, Inc.*	11,946
2,582	Ohr Pharmaceutical, Inc.*	19,623
4,163	Omeros Corp.*	92,960
4,493	Omnicell, Inc.*	144,675
1,551	OncoMed Pharmaceuticals, Inc.*	34,169
9,912	Oncothyreon, Inc.*	17,346
1,703	Ophthotech Corp.*	73,484
24,188	OPKO Health, Inc.*	202,695
6,854	OraSure Technologies, Inc.*	61,755
15,041	Orexigen Therapeutics, Inc.*	87,087
7,671	Organovo Holdings, Inc.*	48,404
2,263	Orthofix International N.V.*	63,183
2,328	Osiris Therapeutics, Inc.*	30,613
882	Otonomy, Inc.*	21,177
1,894	OvaScience, Inc.*	47,842
7,744	Owens & Minor, Inc.	264,922
1,596	Oxford Immunotec Global PLC*	20,876

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,060	Pacific Biosciences of California, Inc.*	$47,726
4,377	Pacira Pharmaceuticals, Inc.*	411,132
4,670	Pain Therapeutics, Inc.*	8,453
6,981	PAREXEL International Corp.*	408,458
19,712	PDL BioPharma, Inc.	162,821
21,662	Peregrine Pharmaceuticals, Inc.*	32,060
4,083	Pernix Therapeutics Holdings, Inc.*	42,341
3,681	PharMerica Corp.*	80,283
1,799	Phibro Animal Health Corp., Class A	54,977
1,597	PhotoMedex, Inc.*	2,747
5,240	Portola Pharmaceuticals, Inc.*	147,349
3,354	POZEN, Inc.*	29,817
6,360	Prestige Brands Holdings, Inc.*	212,742
8,538	Progenics Pharmaceuticals, Inc.*	59,424
3,272	Prothena Corp. PLC*	79,313
1,415	Providence Service Corp. (The)*	55,369
3,000	PTC Therapeutics, Inc.*	134,250
2,850	Puma Biotechnology, Inc.*	647,007
6,116	Quality Systems, Inc.	90,089
3,499	Quidel Corp.*	97,482
951	Radius Health, Inc.*	23,490
4,013	RadNet, Inc.*	33,789
7,686	Raptor Pharmaceutical Corp.*	73,939
2,275	Receptos, Inc.*	307,807
1,896	Regado Biosciences, Inc.*	1,567
1,684	Regulus Therapeutics, Inc.*	31,558
2,075	Relypsa, Inc.*	51,647
3,933	Repligen Corp.*	89,948
2,835	Repros Therapeutics, Inc.*	24,268
2,611	Retrophin, Inc.*	26,371
1,056	Revance Therapeutics, Inc.*	17,361
10,744	Rigel Pharmaceuticals, Inc.*	22,992
5,003	Rockwell Medical, Inc.*	44,777
616	Roka Bioscience, Inc.*	2,439
6,950	RTI Surgical, Inc.*	34,055
706	Sage Therapeutics, Inc.*	27,915
2,686	Sagent Pharmaceuticals, Inc.*	77,437
8,342	Sangamo BioSciences, Inc.*	100,771
4,993	Sarepta Therapeutics, Inc.*	84,581
6,321	SciClone Pharmaceuticals, Inc.*	53,665
9,665	Select Medical Holdings Corp.	139,466
14,287	Sequenom, Inc.*	42,861
2,875	Skilled Healthcare Group, Inc., Class A*	20,067
5,104	Spectranetics Corp. (The)*	167,564
8,050	Spectrum Pharmaceuticals, Inc.*	58,040
4,712	STAAR Surgical Co.*	43,398
1,418	Stemline Therapeutics, Inc.*	21,100
7,253	STERIS Corp.	462,379
2,177	Sucampo Pharmaceuticals, Inc., Class A*	25,514
6,073	Sunesis Pharmaceuticals, Inc.*	14,211
3,594	Supernus Pharmaceuticals, Inc.*	31,843
1,543	Surgical Care Affiliates, Inc.*	49,067
1,669	SurModics, Inc.*	35,066
4,602	Symmetry Medical, Inc.*	41,464
2,626	Synageva BioPharma Corp.*	213,231
11,501	Synergy Pharmaceuticals, Inc.*	34,273
7,963	Synta Pharmaceuticals Corp.*	25,243
734	T2 Biosystems, Inc.*	13,153
1,029	Tandem Diabetes Care, Inc.*	14,540
8,621	Team Health Holdings, Inc.*	492,776
2,366	TESARO, Inc.*	81,651
3,202	Tetraphase Pharmaceuticals, Inc.*	84,533
2,882	TG Therapeutics, Inc.*	42,999
13,227	TherapeuticsMD, Inc.*	50,792
2,888	Theravance Biopharma, Inc.*	45,688
10,109	Theravance, Inc.	152,949
6,972	Thoratec Corp.*	217,457
6,412	Threshold Pharmaceuticals, Inc.*	18,595
4,364	Tornier N.V.*	116,475
3,519	TransEnterix, Inc.*	7,390
3,058	Triple-S Management Corp., Class B*	70,701
912	TriVascular Technologies, Inc.*	12,285
1,025	Trupanion, Inc.*	6,222
1,499	U.S. Physical Therapy, Inc.	58,266
861	Ultragenyx Pharmaceutical, Inc.*	37,531
13,426	Unilife Corp.*	42,023
5,187	Universal American Corp.*	45,646
461	Utah Medical Products, Inc.	26,770
4,158	Vanda Pharmaceuticals, Inc.*	54,179
2,102	Vascular Solutions, Inc.*	54,063
798	Veracyte, Inc.*	5,203
2,570	Verastem, Inc.*	23,901
851	Versartis, Inc.*	15,335
693	Vital Therapies, Inc.*	14,352
11,036	VIVUS, Inc.*	36,971
2,772	Vocera Communications, Inc.*	26,778
6,288	Volcano Corp.*	69,545
5,385	WellCare Health Plans, Inc.*	397,090
8,674	West Pharmaceutical Services, Inc.	451,135
6,126	Wright Medical Group, Inc.*	179,431
1,798	Xencor, Inc.*	20,156
7,102	XenoPort, Inc.*	63,208
10,294	XOMA Corp.*	58,573
847	Zafgen, Inc.*	19,998
3,568	ZELTIQ Aesthetics, Inc.*	97,656
9,964	ZIOPHARM Oncology, Inc.*	41,948
15,079	Zogenix, Inc.*	17,190
839	ZS Pharma, Inc.*	36,043
		30,250,146
	Industrials — 12.1%

5,185	AAON, Inc.	107,433
4,857	AAR Corp.	124,485
6,857	ABM Industries, Inc.	185,756
6,145	Acacia Research Corp.	116,878
14,005	ACCO Brands Corp.*	122,684
4,724	Accuride Corp.*	22,108
3,527	Aceto Corp.	74,067
7,975	Actuant Corp., Class A	234,146
1,872	Advanced Drainage Systems, Inc.	44,011
4,493	Advisory Board Co. (The)*	191,402
4,662	Aegion Corp.*	88,811
2,338	Aerovironment, Inc.*	64,786
6,414	Air Transport Services Group, Inc.*	50,991
7,933	Aircastle Ltd.	164,213
876	Alamo Group, Inc.	41,724
3,455	Albany International Corp., Class A	129,113
1,694	Allegiant Travel Co.	237,600
3,322	Altra Industrial Motion Corp.	101,753
2,438	Ameresco, Inc., Class A*	18,797
1,160	American Railcar Industries, Inc.	68,417
965	American Science & Engineering, Inc.	47,169
1,511	American Woodmark Corp.*	60,183

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,573	Apogee Enterprises, Inc.	$161,607
5,127	Applied Industrial Technologies, Inc.	240,405
5,044	ARC Document Solutions, Inc.*	48,574
377	ARC Group Worldwide, Inc.*	4,505
3,191	ArcBest Corp.	138,553
1,537	Argan, Inc.	48,830
2,317	Astec Industries, Inc.	90,989
2,311	Astronics Corp.*	113,285
3,097	Atlas Air Worldwide Holdings, Inc.*	141,378
3,139	AZZ, Inc.	140,564
6,039	Baltic Trading Ltd.	18,962
6,653	Barnes Group, Inc.	244,365
881	Barrett Business Services, Inc.	19,223
6,052	Beacon Roofing Supply, Inc.*	163,888
6,071	Blount International, Inc.*	99,686
5,889	Brady Corp., Class A	147,225
5,735	Briggs & Stratton Corp.	114,987
5,945	Brink’s Co. (The)	129,006
5,605	Builders FirstSource, Inc.*	34,527
2,010	CAI International, Inc.*	42,833
40,361	Capstone Turbine Corp.*	33,903
4,793	Casella Waste Systems, Inc., Class A*	18,884
5,096	CBIZ, Inc.*	44,080
1,730	CDI Corp.	29,721
2,582	Ceco Environmental Corp.	36,561
2,568	Celadon Group, Inc.	56,599
6,802	Cenveo, Inc.*	12,788
3,740	Chart Industries, Inc.*	148,515
2,168	CIRCOR International, Inc.	145,148
11,525	Civeo Corp.	108,565
6,189	CLARCOR, Inc.	407,793
2,436	Columbus McKinnon Corp.	65,066
4,624	Comfort Systems USA, Inc.	66,447
3,247	Commercial Vehicle Group, Inc.*	21,268
1,438	Continental Building Products, Inc.*	24,015
4,149	Corporate Executive Board Co. (The)	303,748
2,155	Corporate Resource Services, Inc.*	2,586
1,231	CRA International, Inc.*	36,622
2,529	Cubic Corp.	130,117
5,915	Curtiss-Wright Corp.	419,373
6,144	Deluxe Corp.	359,117
9,261	DigitalGlobe, Inc.*	250,140
2,734	Douglas Dynamics, Inc.	62,964
1,333	Ducommun, Inc.*	33,192
1,589	DXP Enterprises, Inc.*	93,370
4,167	Dycom Industries, Inc.*	127,469
1,712	Dynamic Materials Corp.	27,460
2,883	Echo Global Logistics, Inc.*	80,868
8,259	EMCOR Group, Inc.	358,028
2,543	Encore Wire Corp.	93,252
4,724	Energy Recovery, Inc.*	22,439
5,759	EnerSys	349,744
2,155	Engility Holdings, Inc.*	90,618
3,209	Ennis, Inc.	42,712
2,244	Enphase Energy, Inc.*	23,584
2,789	EnPro Industries, Inc.*	179,946
743	Erickson, Inc.*	7,846
3,259	ESCO Technologies, Inc.	117,389
3,905	Esterline Technologies Corp.*	464,031
1,218	ExOne Co. (The)*	28,428
1,608	Exponent, Inc.	122,304
7,718	Federal Signal Corp.	115,153
3,830	Forward Air Corp.	187,517
1,344	Franklin Covey Co.*	25,375
5,855	Franklin Electric Co., Inc.	219,914
1,480	FreightCar America, Inc.	42,816
5,015	FTI Consulting, Inc.*	194,432
28,746	FuelCell Energy, Inc.*	48,006
4,616	Furmanite Corp.*	29,312
2,449	G&K Services, Inc., Class A	159,430
7,340	GenCorp, Inc.*	122,578
8,449	Generac Holdings, Inc.*	366,518
5,971	General Cable Corp.	82,161
1,359	General Finance Corp.*	12,367
3,786	Gibraltar Industries, Inc.*	54,329
2,619	Global Brass & Copper Holdings, Inc.	32,083
2,101	Global Power Equipment Group, Inc.	27,250
2,313	Gorman-Rupp Co. (The)	72,397
1,622	GP Strategies Corp.*	49,179
14,426	GrafTech International Ltd.*	58,858
1,236	Graham Corp.	37,537
4,800	Granite Construction, Inc.	172,080
7,342	Great Lakes Dredge & Dock Corp.*	55,652
3,386	Greenbrier Cos., Inc. (The)	187,855
4,893	Griffon Corp.	60,918
3,840	H&E Equipment Services, Inc.	134,400
9,911	Harsco Corp.	191,877
5,530	Hawaiian Holdings, Inc.*	112,204
8,625	Healthcare Services Group, Inc.	260,130
6,672	Heartland Express, Inc.	177,008
8,162	HEICO Corp.	432,668
2,234	Heidrick & Struggles International, Inc.	44,725
1,124	Heritage-Crystal Clean, Inc.*	18,546
7,271	Herman Miller, Inc.	220,966
3,676	Hill International, Inc.*	13,417
7,709	Hillenbrand, Inc.	247,921
5,536	HNI Corp.	259,860
2,180	Houston Wire & Cable Co.	27,948
4,514	Hub Group, Inc., Class A*	169,817
796	Hurco Cos., Inc.	27,637
2,891	Huron Consulting Group, Inc.*	199,942
1,261	Hyster-Yale Materials Handling, Inc.	92,570
2,448	ICF International, Inc.*	94,933
4,304	InnerWorkings, Inc.*	32,194
2,783	Insperity, Inc.	90,865
2,241	Insteel Industries, Inc.	48,921
8,159	Interface, Inc.	123,364
698	International Shipholding Corp.	11,496
30,515	JetBlue Airways Corp.*	446,434
3,577	John Bean Technologies Corp.	108,526
1,372	Kadant, Inc.	54,743
3,362	Kaman Corp.	132,261
3,358	Kelly Services, Inc., Class A	51,848
4,015	KEYW Holding Corp. (The)*	43,402
3,355	Kforce, Inc.	78,306
4,212	Kimball International, Inc., Class B	39,551
7,332	Knight Transportation, Inc.	243,936
4,120	Knightsbridge Shipping Ltd.	23,525
5,944	Knoll, Inc.	110,142
6,105	Korn/Ferry International*	165,751

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,487	Kratos Defense & Security Solutions, Inc.*	$28,203
1,269	L.B. Foster Co., Class A	58,818
2,434	Layne Christensen Co.*	17,281
1,498	Lindsay Corp.	131,719
1,320	LMI Aerospace, Inc.*	18,533
2,644	LSI Industries, Inc.	17,821
2,089	Lydall, Inc.*	55,505
1,697	Manitex International, Inc.*	18,684
2,919	Marten Transport Ltd.	62,758
3,612	Masonite International Corp.*	211,699
8,031	MasTec, Inc.*	193,547
5,274	Matson, Inc.	185,698
3,662	Matthews International Corp., Class A	168,708
3,176	McGrath RentCorp	111,986
12,010	Meritor, Inc.*	169,101
1,387	Miller Industries, Inc.	24,855
2,009	Mistras Group, Inc.*	34,334
5,734	Mobile Mini, Inc.	237,904
5,461	Moog, Inc., Class A*	397,452
3,625	MSA Safety, Inc.	199,121
6,958	Mueller Industries, Inc.	228,292
19,556	Mueller Water Products, Inc., Class A	185,586
1,525	Multi-Color Corp.	83,631
2,616	MYR Group, Inc.*	67,885
593	National Presto Industries, Inc.	34,785
6,033	Navigant Consulting, Inc.*	84,462
9,739	Navios Maritime Holdings, Inc.	47,137
3,445	NCI Building Systems, Inc.*	64,284
835	NL Industries, Inc.	6,338
2,179	NN, Inc.	46,129
913	Norcraft Cos., Inc.*	16,498
1,120	Nortek, Inc.*	89,298
1,167	Northwest Pipe Co.*	38,558
353	Omega Flex, Inc.	10,551
6,668	On Assignment, Inc.*	204,908
7,434	Orbital Sciences Corp.*	202,353
3,365	Orion Marine Group, Inc.*	36,948
395	PAM Transportation Services, Inc.*	17,949
1,077	Park-Ohio Holdings Corp.	60,495
1,001	Patrick Industries, Inc.*	44,635
818	Patriot Transportation Holding, Inc.*	30,822
1,028	Paylocity Holding Corp.*	29,905
20,135	Pendrell Corp.*	28,390
3,654	Performant Financial Corp.*	24,847
5,798	PGT, Inc.*	54,559
3,365	Pike Corp.*	40,245
20,508	Plug Power, Inc.*	78,341
2,621	Ply Gem Holdings, Inc.*	32,815
5,533	Polypore International, Inc.*	284,728
1,141	Powell Industries, Inc.	48,550
550	Power Solutions International, Inc.*	36,108
2,745	PowerSecure International, Inc.*	27,505
326	Preformed Line Products Co.	15,381
4,661	Primoris Services Corp.	121,885
2,778	Proto Labs, Inc.*	180,292
3,392	Quad/Graphics, Inc.	73,640
3,363	Quality Distribution, Inc.*	40,591
4,602	Quanex Building Products Corp.	91,028
1,708	Quest Resource Holding Corp.*	2,357
4,472	Raven Industries, Inc.	100,620
2,854	RBC Bearings, Inc.	181,457
6,111	Republic Airways Holdings, Inc.*	81,154
4,757	Resources Connection, Inc.	72,164
4,019	Revolution Lighting Technologies, Inc.*	4,903
9,222	Rexnord Corp.*	254,066
3,421	Roadrunner Transportation Systems, Inc.*	77,007
6,507	RPX Corp.*	85,372
4,216	Rush Enterprises, Inc., Class A*	147,897
4,776	Safe Bulkers, Inc.	22,734
3,027	Saia, Inc.*	167,908
16,539	Scorpio Bulkers, Inc.*	54,083
311	SIFCO Industries, Inc.	10,076
5,073	Simpson Manufacturing Co., Inc.	168,424
6,272	SkyWest, Inc.	78,400
1,887	SP Plus Corp.*	39,212
1,243	Sparton Corp.*	30,926
1,568	Standex International Corp.	114,417
10,147	Steelcase, Inc., Class A	177,775
2,304	Sterling Construction Co., Inc.*	15,414
1,789	Stock Building Supply Holdings, Inc.*	28,642
2,731	Sun Hydraulics Corp.	109,977
10,438	Swift Transportation Co.*	303,433
4,173	TAL International Group, Inc.*	184,405
6,612	Taser International, Inc.*	142,026
877	TCP International Holdings Ltd.*	4,867
2,510	Team, Inc.*	101,931
4,606	Teledyne Technologies, Inc.*	492,427
2,261	Tennant Co.	152,504
7,973	Tetra Tech, Inc.	216,706
2,649	Textainer Group Holdings Ltd.	92,185
3,920	Thermon Group Holdings, Inc.*	94,825
5,407	Titan International, Inc.	53,529
2,128	Titan Machinery, Inc.*	27,302
4,124	Trex Co., Inc.*	173,785
5,552	TriMas Corp.*	172,834
1,930	TriNet Group, Inc.*	61,104
5,074	TrueBlue, Inc.*	116,448
4,575	Tutor Perini Corp.*	115,519
1,014	Twin Disc, Inc.	23,200
2,623	Ultrapetrol (Bahamas) Ltd.*	6,164
1,811	UniFirst Corp.	202,089
4,835	United Stationers, Inc.	198,525
2,461	Universal Forest Products, Inc.	117,488
807	Universal Truckload Services, Inc.	22,160
2,645	US Ecology, Inc.	105,324
769	USA Truck, Inc.*	15,372
11,230	UTi Worldwide, Inc.*	132,514
2,509	Viad Corp.	60,291
2,016	Vicor Corp.*	24,595
510	VSE Corp.	27,448
8,459	Wabash National Corp.*	91,273
4,309	WageWorks, Inc.*	251,732
3,171	Watsco, Inc.	321,857
3,498	Watts Water Technologies, Inc., Class A	211,489
5,486	Werner Enterprises, Inc.	170,176
6,437	Wesco Aircraft Holdings, Inc.*	90,054
4,725	West Corp.	147,609
8,139	Woodward, Inc.	420,624
1,338	Xerium Technologies, Inc.*	19,026
6,447	XPO Logistics, Inc.*	249,370
3,838	YRC Worldwide, Inc.*	92,150
		29,117,596

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 15.8%

1,561	A10 Networks, Inc.*	$6,369
13,965	ACI Worldwide, Inc.*	271,619
5,653	Actuate Corp.*	20,351
9,446	Acxiom Corp.*	179,757
6,925	ADTRAN, Inc.	144,663
5,046	Advanced Energy Industries, Inc.*	103,090
6,317	Advent Software, Inc.	199,175
1,169	Aerohive Networks, Inc.*	5,693
1,799	Agilysys, Inc.*	22,092
1,545	Alliance Fiber Optic Products, Inc.	19,591
2,652	Alpha & Omega Semiconductor Ltd.*	22,754
3,536	Ambarella, Inc.*	194,480
1,095	Amber Road, Inc.*	12,921
3,024	American Software, Inc., Class A	27,428
10,474	Amkor Technology, Inc.*	70,071
5,353	Angie’s List, Inc.*	31,797
3,335	Anixter International, Inc.	289,811
9,571	Applied Micro Circuits Corp.*	56,565
1,815	Applied Optoelectronics, Inc.*	19,693
13,106	Aruba Networks, Inc.*	245,213
11,301	Aspen Technology, Inc.*	426,500
1,719	Audience, Inc.*	5,982
4,277	AVG Technologies N.V.*	84,000
13,650	Axcelis Technologies, Inc.*	29,348
1,772	Badger Meter, Inc.	97,619
8,228	Bankrate, Inc.*	96,185
974	Barracuda Networks, Inc.*	34,996
6,134	Bazaarvoice, Inc.*	45,146
1,231	Bel Fuse, Inc., Class B	32,597
5,352	Belden, Inc.	390,857
6,617	Benchmark Electronics, Inc.*	157,352
600	Benefitfocus, Inc.*	16,254
1,910	Black Box Corp.	44,274
5,666	Blackbaud, Inc.	240,465
6,457	Blackhawk Network Holdings, Inc.*	234,518
5,187	Blucora, Inc.*	73,707
733	Borderfree, Inc.*	7,337
4,831	Bottomline Technologies (de), Inc.*	118,456
3,940	Brightcove, Inc.*	24,152
3,509	BroadSoft, Inc.*	94,638
8,200	Brooks Automation, Inc.	96,022
2,960	Cabot Microelectronics Corp.*	140,008
2,884	CACI International, Inc., Class A*	257,224
4,411	CalAmp Corp.*	82,442
5,091	Calix, Inc.*	53,965
5,641	Callidus Software, Inc.*	90,087
2,173	Carbonite, Inc.*	25,402
5,460	Cardtronics, Inc.*	213,814
806	Care.com, Inc.*	6,851
1,568	Cascade Microtech, Inc.*	21,717
1,415	Cass Information Systems, Inc.	64,425
6,486	Cavium, Inc.*	367,108
2,576	CEVA, Inc.*	44,333
2,541	ChannelAdvisor Corp.*	44,722
5,115	Checkpoint Systems, Inc.*	65,267
9,530	Ciber, Inc.*	28,876
12,892	Ciena Corp.*	213,105
4,086	Cimpress N.V.*	274,130
7,617	Cirrus Logic, Inc.*	139,315
1,400	Clearfield, Inc.*	18,340
10,659	Cognex Corp.*	433,928
3,061	Coherent, Inc.*	169,457
3,099	Cohu, Inc.	35,484
5,792	CommVault Systems, Inc.*	273,962
1,848	Computer Task Group, Inc.	17,223
26,965	Compuware Corp.	278,279
4,254	comScore, Inc.*	187,048
1,881	Comtech Telecommunications Corp.	74,657
2,751	Comverse, Inc.*	55,158
3,853	Constant Contact, Inc.*	125,916
1,403	Control4 Corp.*	21,157
12,456	Convergys Corp.	259,708
8,224	Conversant, Inc.*	288,004
6,523	Cornerstone OnDemand, Inc.*	207,236
4,705	Covisint Corp.*	10,821
4,995	Cray, Inc.*	167,732
4,185	CSG Systems International, Inc.	105,127
4,149	CTS Corp.	71,280
2,532	CUI Global, Inc.*	18,762
2,202	Cvent, Inc.*	59,278
3,374	Cyan, Inc.*	8,536
19,360	Cypress Semiconductor Corp.*	205,216
4,634	Daktronics, Inc.	55,284
2,418	Datalink Corp.*	29,548
6,577	Dealertrack Technologies, Inc.*	310,171
1,071	Demand Media, Inc.*	5,976
3,688	Demandware, Inc.*	206,528
4,755	Dice Holdings, Inc.*	51,687
3,114	Digi International, Inc.*	22,234
802	Digimarc Corp.	19,384
4,008	Digital River, Inc.*	101,763
4,474	Diodes, Inc.*	118,964
7,364	Dot Hill Systems Corp.*	34,316
2,718	DSP Group, Inc.*	29,409
2,083	DTS, Inc.*	67,177
2,846	E2open, Inc.*	19,154
12,564	EarthLink Holdings Corp.	55,156
2,167	Eastman Kodak Co.*	44,055
3,758	Ebix, Inc.	60,917
2,013	Electro Rent Corp.	28,081
3,004	Electro Scientific Industries, Inc.	21,539
5,718	Electronics For Imaging, Inc.*	254,165
3,451	Ellie Mae, Inc.*	139,627
8,710	Emulex Corp.*	47,121
3,700	Endurance International Group Holdings, Inc.*	61,494
3,317	EnerNOC, Inc.*	48,395
17,082	Entegris, Inc.*	230,095
10,907	Entropic Communications, Inc.*	25,959
4,180	Envestnet, Inc.*	213,807
4,370	EPAM Systems, Inc.*	223,001
3,813	EPIQ Systems, Inc.	58,491
640	ePlus, Inc.*	44,058
6,255	Euronet Worldwide, Inc.*	363,228
8,062	EVERTEC, Inc.	177,686
928	Everyday Health, Inc.*	12,008
4,848	Exar Corp.*	44,262
4,011	ExlService Holdings, Inc.*	112,428
11,844	Extreme Networks, Inc.*	42,875
4,310	Fabrinet*	72,279
3,946	Fair Isaac Corp.	283,244
15,335	Fairchild Semiconductor International, Inc.*	247,354
2,115	FARO Technologies, Inc.*	116,177
5,187	FEI Co.	444,215
11,878	Finisar Corp.*	202,520

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,497	Five9, Inc.*	$6,602
4,584	FleetMatics Group PLC*	161,311
6,818	FormFactor, Inc.*	54,817
1,340	Forrester Research, Inc.	53,211
2,969	Gigamon, Inc.*	42,575
8,081	Global Cash Access Holdings, Inc.*	57,375
4,681	Global Eagle Entertainment, Inc.*	62,070
826	Globant S.A.*	11,399
11,033	Glu Mobile, Inc.*	40,326
6,859	Gogo, Inc.*	108,509
1,096	GrubHub, Inc.*	40,333
3,729	GSI Group, Inc.*	47,284
1,729	GTT Communications, Inc.*	24,431
2,187	Guidance Software, Inc.*	12,750
8,340	Guidewire Software, Inc.*	420,920
3,079	Hackett Group, Inc. (The)	27,372
11,634	Harmonic, Inc.*	81,438
4,399	Heartland Payment Systems, Inc.	239,833
4,171	Higher One Holdings, Inc.*	14,890
4,516	iGATE Corp.*	166,866
6,450	II-VI, Inc.*	85,592
3,479	Immersion Corp.*	30,163
2,714	Imperva, Inc.*	115,454
15,035	Infinera Corp.*	204,927
6,613	Infoblox, Inc.*	119,034
4,008	Information Services Group, Inc.*	15,872
3,843	Inphi Corp.*	56,454
5,024	Insight Enterprises, Inc.*	117,712
16,395	Integrated Device Technology, Inc.*	305,931
3,708	Integrated Silicon Solution, Inc.	53,655
2,057	Interactive Intelligence Group, Inc.*	93,038
4,965	InterDigital, Inc.	247,654
6,667	Internap Network Services Corp.*	52,869
8,748	International Rectifier Corp.*	348,870
15,807	Intersil Corp., Class A	207,230
2,934	Intevac, Inc.*	20,831
4,820	Intralinks Holdings, Inc.*	52,442
8,724	InvenSense, Inc.*	126,411
4,827	Itron, Inc.*	195,011
7,068	Ixia*	73,295
3,001	IXYS Corp.	34,301
5,837	j2 Global, Inc.	330,024
5,224	Jive Software, Inc.*	30,822
5,568	Kemet Corp.*	22,439
3,156	Kimball Electronics, Inc.*	34,716
9,107	Kofax Ltd.*	61,017
8,097	Kopin Corp.*	27,611
1,947	KVH Industries, Inc.*	23,792
14,446	Lattice Semiconductor Corp.*	94,621
7,399	Limelight Networks, Inc.*	20,199
7,934	Lionbridge Technologies, Inc.*	40,225
3,015	Liquidity Services, Inc.*	31,688
2,763	Littelfuse, Inc.	265,607
6,653	LivePerson, Inc.*	86,090
2,980	LogMeIn, Inc.*	150,699
963	Luxoft Holding, Inc.*	38,019
1,476	M/A-COM Technology Solutions Holdings, Inc.*	36,649
9,303	Manhattan Associates, Inc.*	368,027
2,940	ManTech International Corp., Class A	88,553
4,031	Marchex, Inc., Class B	14,633
3,233	Marin Software, Inc.*	27,868
3,147	Marketo, Inc.*	100,578
1,418	Mavenir Systems, Inc.*	17,952
8,310	MAXIMUS, Inc.	435,361
3,419	MaxLinear, Inc., Class A*	24,959
3,674	Maxwell Technologies, Inc.*	37,805
11,887	Mentor Graphics Corp.	264,010
4,082	Mercury Systems, Inc.*	52,739
342	Mesa Laboratories, Inc.	25,209
4,655	Methode Electronics, Inc.	180,381
5,476	Micrel, Inc.	71,462
11,657	Microsemi Corp.*	317,070
1,114	MicroStrategy, Inc., Class A*	191,318
9,252	Millennial Media, Inc.*	16,098
6,571	MKS Instruments, Inc.	239,447
1,513	MobileIron, Inc.*	14,026
2,366	Model N, Inc.*	24,370
4,539	ModusLink Global Solutions, Inc.*	15,024
3,581	MoneyGram International, Inc.*	30,868
4,739	Monolithic Power Systems, Inc.	228,088
4,851	Monotype Imaging Holdings, Inc.	134,082
11,172	Monster Worldwide, Inc.*	48,598
1,858	MTS Systems Corp.	123,241
1,100	Multi-Fineline Electronix, Inc.*	11,132
2,933	Nanometrics, Inc.*	43,526
4,481	NETGEAR, Inc.*	155,580
4,473	NetScout Systems, Inc.*	170,645
6,885	NeuStar, Inc., Class A*	187,616
4,892	Newport Corp.*	86,148
8,005	NIC, Inc.	144,250
1,137	Nimble Storage, Inc.*	29,983
1,794	Numerex Corp., Class A*	19,698
595	NVE Corp.*	41,995
11,490	Oclaro, Inc.*	20,682
6,884	OmniVision Technologies, Inc.*	199,016
2,101	Oplink Communications, Inc.	50,781
953	OPOWER, Inc.*	14,838
2,448	OSI Systems, Inc.*	172,755
1,171	Park City Group, Inc.*	10,726
2,563	Park Electrochemical Corp.	63,050
11,872	ParkerVision, Inc.*	12,228
800	Paycom Software, Inc.*	23,000
1,187	PC Connection, Inc.	26,553
3,746	PDF Solutions, Inc.*	49,635
4,351	Pegasystems, Inc.	91,023
3,409	Peregrine Semiconductor Corp.*	42,442
4,242	Perficient, Inc.*	73,429
2,722	Pericom Semiconductor Corp.*	34,597
7,568	Photronics, Inc.*	68,263
5,223	Plantronics, Inc.	272,484
4,164	Plexus Corp.*	162,438
21,281	PMC-Sierra, Inc.*	173,440
16,957	Polycom, Inc.*	223,324
3,734	Power Integrations, Inc.	187,297
3,394	PRGX Global, Inc.*	17,649
2,536	Procera Networks, Inc.*	17,397
6,305	Progress Software Corp.*	162,606
4,541	Proofpoint, Inc.*	197,170
2,887	PROS Holdings, Inc.*	82,568
1,214	Q2 Holdings, Inc.*	22,568
751	QAD, Inc., Class A	14,735
11,003	Qlik Technologies, Inc.*	339,222
10,704	QLogic Corp.*	123,524
2,468	Qualys, Inc.*	87,589
26,923	Quantum Corp.*	42,538
6,769	QuickLogic Corp.*	20,442
4,258	QuinStreet, Inc.*	19,289

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,051	Rally Software Development Corp.*	$32,188
13,962	Rambus, Inc.*	165,450
4,936	RealD, Inc.*	56,517
2,819	RealNetworks, Inc.*	19,761
6,358	RealPage, Inc.*	130,720
1,014	Reis, Inc.	25,512
35,124	RF Micro Devices, Inc.*	513,162
1,071	Rightside Group Ltd.*	8,686
2,253	Rocket Fuel, Inc.*	36,837
3,441	Rofin-Sinar Technologies, Inc.*	92,632
2,224	Rogers Corp.*	157,504
2,606	Rosetta Stone, Inc.*	26,425
971	Rubicon Project, Inc. (The)*	13,652
3,211	Rubicon Technology, Inc.*	16,505
7,958	Ruckus Wireless, Inc.*	91,199
4,079	Rudolph Technologies, Inc.*	37,445
10,104	Sanmina Corp.*	248,558
3,009	Sapiens International Corp. N.V.*	22,327
14,068	Sapient Corp.*	347,480
3,500	ScanSource, Inc.*	136,010
5,159	Science Applications International Corp.	261,200
3,367	SciQuest, Inc.*	50,202
4,034	Seachange International, Inc.*	27,068
8,252	Semtech Corp.*	210,096
8,401	ServiceSource International, Inc.*	34,192
7,675	ShoreTel, Inc.*	57,409
1,867	Shutterstock, Inc.*	140,361
4,242	Silicon Graphics International Corp.*	40,766
9,616	Silicon Image, Inc.*	53,176
5,334	Silicon Laboratories, Inc.*	241,897
4,298	Silver Spring Networks, Inc.*	30,817
30,169	Sonus Networks, Inc.*	111,625
7,410	Spansion, Inc., Class A*	173,172
5,988	Speed Commerce, Inc.*	17,784
1,989	SPS Commerce, Inc.*	115,919
8,361	SS&C Technologies Holdings, Inc.	422,649
1,744	Stamps.com, Inc.*	82,404
4,236	Super Micro Computer, Inc.*	140,974
4,836	Sykes Enterprises, Inc.*	112,050
4,422	Synaptics, Inc.*	278,542
4,330	Synchronoss Technologies, Inc.*	185,454
3,498	SYNNEX Corp.	249,897
3,810	Syntel, Inc.*	169,545
10,246	Take-Two Interactive Software, Inc.*	283,404
4,748	Tangoe, Inc.*	61,748
2,035	TechTarget, Inc.*	20,594
5,909	TeleCommunication Systems, Inc., Class A*	18,141
3,343	Telenav, Inc.*	23,167
2,153	TeleTech Holdings, Inc.*	50,316
700	Tessco Technologies, Inc.	19,544
6,563	Tessera Technologies, Inc.	224,323
2,288	Textura Corp.*	54,820
14,098	TiVo, Inc.*	171,714
905	Travelzoo, Inc.*	11,883
4,354	Tremor Video, Inc.*	10,667
21,030	TriQuint Semiconductor, Inc.*	512,501
954	TrueCar, Inc.*	18,279
4,532	Trulia, Inc.*	230,362
6,643	TTM Technologies, Inc.*	44,907
434	TubeMogul, Inc.*	6,927
4,052	Tyler Technologies, Inc.*	439,966
3,648	Ubiquiti Networks, Inc.	105,427
3,480	Ultimate Software Group, Inc. (The)*	512,395
3,614	Ultra Clean Holdings, Inc.*	31,406
3,443	Ultratech, Inc.*	67,035
6,273	Unisys Corp.*	167,615
4,977	Universal Display Corp.*	138,062
12,027	Unwired Planet, Inc.*	16,477
654	Varonis Systems, Inc.*	15,565
3,614	VASCO Data Security International, Inc.*	107,697
4,915	Veeco Instruments, Inc.*	183,870
7,342	Verint Systems, Inc.*	441,915
5,078	ViaSat, Inc.*	336,671
635	Viasystems Group, Inc.*	9,925
9,840	Violin Memory, Inc.*	51,562
5,220	VirnetX Holding Corp.*	27,718
3,192	Virtusa Corp.*	127,903
1,562	Vishay Precision Group, Inc.*	26,132
6,776	Vitesse Semiconductor Corp.*	22,496
8,770	Vringo, Inc.*	8,523
6,356	Web.com Group, Inc.*	107,861
4,756	WebMD Health Corp.*	173,784
4,756	WEX, Inc.*	537,808
1,702	Wix.com Ltd.*	36,440
6,522	Xcerra Corp.*	52,241
3,304	XO Group, Inc.*	47,908
3,794	Xoom Corp.*	53,154
2,225	YuMe, Inc.*	11,926
1,395	Zendesk, Inc.*	33,145
7,274	Zix Corp.*	22,986
		37,956,063
	Materials — 4.1%

3,585	A. Schulman, Inc.	137,162
2,304	A.M. Castle & Co.*	17,326
2,667	Advanced Emissions Solutions, Inc.*	53,340
500	AEP Industries, Inc.*	22,365
21,732	AK Steel Holding Corp.*	128,653
12,794	Allied Nevada Gold Corp.*	18,679
3,529	American Vanguard Corp.	38,431
1,019	Ampco-Pittsburgh Corp.	18,648
8,583	Axiall Corp.	371,472
3,734	Balchem Corp.	242,710
11,037	Berry Plastics Group, Inc.*	319,411
4,837	Boise Cascade Co.*	172,633
6,540	Calgon Carbon Corp.*	133,481
6,312	Century Aluminum Co.*	174,527
827	Chase Corp.	28,077
11,118	Chemtura Corp.*	259,049
2,507	Clearwater Paper Corp.*	166,114
12,707	Coeur Mining, Inc.*	52,226
14,452	Commercial Metals Co.	236,146
1,363	Deltic Timber Corp.	84,847
8,803	Ferro Corp.*	113,295
6,602	Flotek Industries, Inc.*	128,607
2,672	FutureFuel Corp.	29,820
7,836	Globe Specialty Metals, Inc.	135,798
4,622	Gold Resource Corp.	16,639
40,131	Graphic Packaging Holding Co.*	499,631
6,149	H.B. Fuller Co.	265,575
493	Handy & Harman Ltd.*	18,384
1,303	Hawkins, Inc.	51,390
1,522	Haynes International, Inc.	68,323
9,015	Headwaters, Inc.*	126,210

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
42,118	Hecla Mining Co.	$99,398
6,224	Horsehead Holding Corp.*	97,219
2,693	Innophos Holdings, Inc.	145,637
2,993	Innospec, Inc.	128,280
6,845	Intrepid Potash, Inc.*	97,678
2,213	Kaiser Aluminum Corp.	161,062
10,381	KapStone Paper and Packaging Corp.*	310,080
1,179	KMG Chemicals, Inc.	21,941
2,511	Koppers Holdings, Inc.	73,271
4,023	Kraton Performance Polymers, Inc.*	74,023
2,571	Kronos Worldwide, Inc.	33,449
3,287	Landec Corp.*	43,191
17,323	Louisiana-Pacific Corp.*	264,003
2,373	LSB Industries, Inc.*	78,475
1,707	Marrone Bio Innovations, Inc.*	4,114
2,528	Materion Corp.	87,899
4,233	Minerals Technologies, Inc.	314,216
22,345	Molycorp, Inc.*	22,122
3,390	Myers Industries, Inc.	55,155
2,033	Neenah Paper, Inc.	116,369
5,443	Noranda Aluminum Holding Corp.	20,738
9,698	Olin Corp.	244,002
1,118	Olympic Steel, Inc.	18,179
3,941	OM Group, Inc.	107,235
5,814	OMNOVA Solutions, Inc.*	38,838
5,287	P. H. Glatfelter Co.	133,867
11,553	PolyOne Corp.	430,927
1,624	Quaker Chemical Corp.	132,242
27,950	Rentech, Inc.*	36,055
8,005	Resolute Forest Products, Inc.*	134,084
3,768	RTI International Metals, Inc.*	86,400
1,350	Ryerson Holding Corp.*	14,566
3,231	Schnitzer Steel Industries, Inc., Class A	73,667
3,739	Schweitzer-Mauduit International, Inc.	159,917
5,219	Senomyx, Inc.*	30,375
6,071	Sensient Technologies Corp.	357,885
2,360	Stepan Co.	97,704
14,705	Stillwater Mining Co.*	193,077
8,565	SunCoke Energy, Inc.	174,126
3,499	Taminco Corp.*	90,659
2,408	Trecora Resources*	29,594
3,050	Tredegar Corp.	55,937
1,412	Trinseo S.A.*	21,688
7,544	Tronox Ltd., Class A	170,117
6,599	U.S. Silica Holdings, Inc.	207,341
745	UFP Technologies, Inc.*	16,271
241	United States Lime & Minerals, Inc.	16,436
867	Universal Stainless & Alloy Products, Inc.*	21,137
1,741	US Concrete, Inc.*	49,131
8,080	Walter Energy, Inc.	25,694
5,181	Wausau Paper Corp.	51,551
6,317	Worthington Industries, Inc.	238,214
2,822	Zep, Inc.	38,407
		9,872,612
	Telecommunication Services — 0.7%

10,871	8x8, Inc.*	84,576
1,151	Atlantic Tele-Network, Inc.	78,245
2,847	Boingo Wireless, Inc.*	22,662
25,662	Cincinnati Bell, Inc.*	91,357
5,720	Cogent Communications Holdings, Inc.	202,602
6,185	Consolidated Communications Holdings, Inc.	169,531
2,549	FairPoint Communications, Inc.*	38,363
4,408	General Communication, Inc., Class A*	53,557
33,700	Globalstar, Inc.*	95,034
1,299	Hawaiian Telcom Holdco, Inc.*	33,774
2,067	IDT Corp., Class B	35,015
7,453	inContact, Inc.*	61,562
3,982	Inteliquent, Inc.	73,349
3,358	Intelsat S.A.*	59,134
9,895	Iridium Communications, Inc.*	94,497
2,308	Lumos Networks Corp.	38,174
2,189	magicJack VocalTec Ltd.*	17,797
2,080	NTELOS Holdings Corp.	17,472
5,466	ORBCOMM, Inc.*	35,420
5,922	Premiere Global Services, Inc.*	62,477
3,440	RingCentral, Inc., Class A*	43,275
2,958	Shenandoah Telecommunications Co.	87,646
2,659	Spok Holdings, Inc.	42,172
21,384	Vonage Holdings Corp.*	72,919
		1,610,610
	Utilities — 3.0%

3,508	Abengoa Yield PLC	98,926
5,199	ALLETE, Inc.	264,993
4,760	American States Water Co.	166,076
953	Artesian Resources Corp., Class A	20,470
14,814	Atlantic Power Corp.	33,776
7,386	Avista Corp.	254,448
5,478	Black Hills Corp.	295,867
5,868	California Water Service Group	147,111
1,786	Chesapeake Utilities Corp.	80,245
7,409	Cleco Corp.	398,085
1,336	Connecticut Water Service, Inc.	46,560
15,083	Dynegy, Inc.*	500,001
4,948	El Paso Electric Co.	187,183
5,303	Empire District Electric Co. (The)	146,946
6,175	IDACORP, Inc.	383,529
5,294	Laclede Group, Inc. (The)	268,565
4,255	MGE Energy, Inc.	187,262
1,962	Middlesex Water Co.	43,242
5,172	New Jersey Resources Corp.	299,459
3,331	Northwest Natural Gas Co.	154,925
4,804	NorthWestern Corp.	255,717
2,922	NRG Yield, Inc., Class A	138,474
6,380	ONE Gas, Inc.	247,672
2,177	Ormat Technologies, Inc.	59,606
4,477	Otter Tail Corp.	128,848
4,844	Pattern Energy Group, Inc.	128,511
9,566	Piedmont Natural Gas Co., Inc.	358,534
9,777	PNM Resources, Inc.	283,142
9,597	Portland General Electric Co.	353,841
1,924	SJW Corp.	57,604
4,048	South Jersey Industries, Inc.	231,060
5,708	Southwest Gas Corp.	330,436
368	Spark Energy, Inc., Class A	5,156
2,832	TerraForm Power, Inc., Class A	93,881
6,939	UIL Holdings Corp.	276,172
1,705	Unitil Corp.	60,067
6,371	WGL Holdings, Inc.	311,351

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,589	York Water Co. (The)	$32,098
		7,329,839
	Total Common Stocks (Cost $212,677,720)	210,925,289

No. of Rights
	Rights — 0.1%
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^	42,607
49,993	Leap Wireless International, Inc.*^	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	168,590

No. of Warrants
Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 17.9%
	U.S. Treasury Bills
$20,000,000	0.00%, due 12/11/14	19,999,666
23,000,000	0.00%, due 12/18/14	22,999,778
	Total U.S. Government & Agency Securities (Cost $42,999,444)	42,999,444

	Repurchase Agreements (a)(b) — 26.6%
63,985,279	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $63,985,629	63,985,279
	Total Repurchase Agreements (Cost $63,985,279)	63,985,279

	Total Investment Securities (Cost $319,662,443) — 132.3%	318,078,602
	Liabilities in excess of other assets — (32.3%)	(77,697,999)
	Net Assets — 100.0%	$240,380,603

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $168,590 or 0.07% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $131,761,206.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,401,464
Aggregate gross unrealized depreciation	(27,698,909)
Net unrealized depreciation	$(16,297,445)
Federal income tax cost of investments	$334,376,047

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	113	12/19/14	$13,248,120	$1,096,865

Cash collateral in the amount of $633,930 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements(1)

Ultra Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$45,747,675	11/06/15	Bank of America, N.A.	(0.02)%	Russell 2000® Index	$(37,462,910)	$37,273,314	$189,596	$—
68,490,989	11/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(33,662,143)	33,640,794	21,349	—
1,733,375	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Index	726,238	(722,607)	(2,138)	1,493
390,852	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	620,640
19,324,493	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	(1,308,077)
19,715,345					(687,437)	675,285	12,152	—
40,398,552	01/06/16	Goldman Sachs International	(0.28)%	Russell 2000® Index	(3,528,067)	3,528,067	—	—
2,425,243	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	iShares® Russell 2000 ETF	589,971
23,897,153	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	Russell 2000® Index	(104,084)
26,322,396					485,887	(485,887)	—	—
12,683,905	11/06/15	Societe Generale	0.16%	Russell 2000® Index	(7,284,668)	7,259,985	24,683	—
41,493,189	11/06/15	UBS AG	0.01%	Russell 2000® Index	2,781,942	(2,781,942)	—	—
$256,585,426					$(78,631,158)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 72.0%
	Consumer Discretionary — 10.7%

2,031	Aeropostale, Inc.*	$7,068
443	American Public Education, Inc.*	14,885
332	Arctic Cat, Inc.	10,973
1,095	Barnes & Noble, Inc.*	25,579
470	Big 5 Sporting Goods Corp.	6,166
44	Biglari Holdings, Inc.*	16,344
556	BJ’s Restaurants, Inc.*	27,333
304	Blue Nile, Inc.*	10,531
606	Bob Evans Farms, Inc.	32,942
2,004	Boyd Gaming Corp.*	25,611
1,122	Brown Shoe Co., Inc.	36,757
720	Buckle, Inc. (The)	36,857
486	Buffalo Wild Wings, Inc.*	82,722
1,995	Callaway Golf Co.	14,783
280	Capella Education Co.	19,090
1,537	Career Education Corp.*	9,007
659	Cato Corp. (The), Class A	26,439
554	Children’s Place, Inc. (The)	31,057
947	Christopher & Banks Corp.*	6,856
612	Cracker Barrel Old Country Store, Inc.	78,342
2,189	Crocs, Inc.*	29,070
444	DineEquity, Inc.	44,102
797	Dorman Products, Inc.*	37,722
607	Drew Industries, Inc.	28,590
767	E.W. Scripps Co. (The), Class A*	15,018
668	Ethan Allen Interiors, Inc.	19,779
1,227	Finish Line, Inc. (The), Class A	35,019
1,086	Francesca’s Holdings Corp.*	13,770
890	Fred’s, Inc., Class A	13,795
486	FTD Cos., Inc.*	16,845
481	G-III Apparel Group Ltd.*	42,564
619	Genesco, Inc.*	50,368
548	Group 1 Automotive, Inc.	49,051
1,107	Harte-Hanks, Inc.	6,775
530	Haverty Furniture Cos., Inc.	11,162
685	Helen of Troy Ltd.*	44,292
645	Hibbett Sports, Inc.*	32,360
1,233	Iconix Brand Group, Inc.*	49,825
1,023	Interval Leisure Group, Inc.	22,240
757	iRobot Corp.*	27,570
1,002	Jack in the Box, Inc.	74,649
382	Kirkland’s, Inc.*	8,297
1,349	La-Z-Boy, Inc.	35,060
583	Lithia Motors, Inc., Class A	42,856
696	Lumber Liquidators Holdings, Inc.*	44,259
628	M/I Homes, Inc.*	14,394
471	Marcus Corp. (The)	7,753
638	MarineMax, Inc.*	11,809
747	Marriott Vacations Worldwide Corp.	54,912
1,172	Men’s Wearhouse, Inc. (The)	54,756
954	Meritage Homes Corp.*	37,416
259	Monarch Casino & Resort, Inc.*	4,289
810	Monro Muffler Brake, Inc.	44,380
468	Movado Group, Inc.	13,446
762	Multimedia Games Holding Co., Inc.*	27,653
739	Nutrisystem, Inc.	14,019
510	Outerwall, Inc.*	35,843
372	Oxford Industries, Inc.	24,638
778	Papa John’s International, Inc.	41,063
1,368	Pep Boys-Manny Moe & Jack (The)*	13,324
311	Perry Ellis International, Inc.*	8,207
518	PetMed Express, Inc.	6,993
1,535	Pinnacle Entertainment, Inc.*	38,206
1,131	Pool Corp.	67,193
3,164	Quiksilver, Inc.*	6,455
368	Red Robin Gourmet Burgers, Inc.*	24,785
1,157	Regis Corp.*	19,137
1,578	Ruby Tuesday, Inc.*	13,160
915	Ruth’s Hospitality Group, Inc.	12,023
1,205	Ryland Group, Inc. (The)	47,152
679	Scholastic Corp.	24,104
1,260	Scientific Games Corp., Class A*	19,076
1,380	Select Comfort Corp.*	36,349
570	Sizmek, Inc.*	3,266
1,039	Skechers U.S.A., Inc., Class A*	63,805
878	Sonic Automotive, Inc., Class A	22,644
1,319	Sonic Corp.	35,864
816	Stage Stores, Inc.	16,720
534	Standard Motor Products, Inc.	20,372
3,873	Standard Pacific Corp.*	29,241
727	Stein Mart, Inc.	10,323
1,475	Steven Madden Ltd.*	50,297
280	Strayer Education, Inc.*	21,193
499	Sturm Ruger & Co., Inc.	19,007
597	Superior Industries International, Inc.	10,818
1,606	Texas Roadhouse, Inc.	53,094
1,121	Tuesday Morning Corp.*	23,877
403	Universal Electronics, Inc.*	24,386
549	Universal Technical Institute, Inc.	5,753
793	Vitamin Shoppe, Inc.*	37,953
514	VOXX International Corp.*	4,323
695	Winnebago Industries, Inc.	17,500
2,605	Wolverine World Wide, Inc.	79,479
555	Zumiez, Inc.*	19,852
		2,606,682
	Consumer Staples — 2.8%

2,109	Alliance One International, Inc.*	3,817
678	Andersons, Inc. (The)	36,639
1,378	B&G Foods, Inc.	39,438
228	Boston Beer Co., Inc. (The), Class A*	59,957
360	Calavo Growers, Inc.	15,458
770	Cal-Maine Foods, Inc.	32,248
973	Casey’s General Stores, Inc.	81,460
1,101	Central Garden and Pet Co., Class A*	9,083
4,227	Darling Ingredients, Inc.*	78,622
677	Diamond Foods, Inc.*	20,168
437	Inter Parfums, Inc.	11,209
383	J&J Snack Foods Corp.	40,234
304	Medifast, Inc.*	8,968
527	Sanderson Farms, Inc.	45,749
183	Seneca Foods Corp., Class A*	4,950
1,335	Snyder’s-Lance, Inc.	40,424
969	SpartanNash Co.	22,607
1,080	TreeHouse Foods, Inc.*	87,426
593	Universal Corp.	23,714
359	WD-40 Co.	27,320
		689,491
	Energy — 2.4%

930	Approach Resources, Inc.*	9,040
5,450	Arch Coal, Inc.	12,099
898	Basic Energy Services, Inc.*	8,019
1,272	Bill Barrett Corp.*	12,885
913	Bristow Group, Inc.	58,523
1,181	C&J Energy Services, Inc.*	17,892
1,087	Carrizo Oil & Gas, Inc.*	42,893

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,564	Cloud Peak Energy, Inc.*	$18,252
1,143	Comstock Resources, Inc.	10,127
408	Contango Oil & Gas Co.*	13,794
496	Era Group, Inc.*	10,441
1,721	Exterran Holdings, Inc.	57,653
337	Geospace Technologies Corp.*	8,883
878	Green Plains, Inc.	26,349
343	Gulf Island Fabrication, Inc.	6,692
692	GulfMark Offshore, Inc., Class A	18,027
830	Hornbeck Offshore Services, Inc.*	22,028
3,286	ION Geophysical Corp.*	8,116
677	Matrix Service Co.*	14,298
2,148	Newpark Resources, Inc.*	22,490
1,473	Northern Oil and Gas, Inc.*	12,800
2,176	Paragon Offshore PLC	7,899
921	PDC Energy, Inc.*	27,179
1,835	Penn Virginia Corp.*	9,414
1,510	PetroQuest Energy, Inc.*	5,617
1,623	Pioneer Energy Services Corp.*	9,803
1,249	Rex Energy Corp.*	8,768
453	SEACOR Holdings, Inc.*	32,226
1,442	Stone Energy Corp.*	22,784
1,125	Swift Energy Co.*	5,063
1,734	Synergy Resources Corp.*	17,011
937	Tesco Corp.	13,202
2,042	TETRA Technologies, Inc.*	12,967
		583,234
	Financials — 16.5%

1,610	Acadia Realty Trust (REIT)	51,456
365	Agree Realty Corp. (REIT)	11,246
930	American Assets Trust, Inc. (REIT)	36,549
1,924	American Equity Investment Life Holding Co.	51,948
479	AMERISAFE, Inc.	19,970
1,480	Associated Estates Realty Corp. (REIT)	33,182
631	Aviv REIT, Inc. (REIT)	21,265
1,112	Bank Mutual Corp.	7,184
1,657	Bank of the Ozarks, Inc.	59,983
503	Banner Corp.	20,719
2,041	BBCN Bancorp, Inc.	28,411
321	BofI Holding, Inc.*	25,333
2,065	Boston Private Financial Holdings, Inc.	26,349
1,798	Brookline Bancorp, Inc.	17,099
437	Calamos Asset Management, Inc., Class A	5,895
2,460	Capstead Mortgage Corp. (REIT)	32,005
821	Cardinal Financial Corp.	15,000
513	CareTrust REIT, Inc. (REIT)*	8,295
742	Cash America International, Inc.	18,112
1,769	Cedar Realty Trust, Inc. (REIT)	12,012
1,393	Chesapeake Lodging Trust (REIT)	47,167
398	City Holding Co.	17,405
1,352	Columbia Banking System, Inc.	37,139
1,045	Community Bank System, Inc.	38,655
555	CoreSite Realty Corp. (REIT)	21,123
5,280	Cousins Properties, Inc. (REIT)	64,627
2,472	CVB Financial Corp.	37,500
5,024	DiamondRock Hospitality Co. (REIT)	75,008
776	Dime Community Bancshares, Inc.	11,756
812	EastGroup Properties, Inc. (REIT)	54,583
3,583	Education Realty Trust, Inc. (REIT)	41,706
456	eHealth, Inc.*	11,797
808	Employers Holdings, Inc.	16,386
612	Encore Capital Group, Inc.*	26,261
679	Enova International, Inc.*	15,609
1,455	EPR Properties (REIT)	81,465
932	Evercore Partners, Inc., Class A	47,066
1,252	EZCORP, Inc., Class A*	13,634
1,329	Financial Engines, Inc.	43,432
2,677	First BanCorp./Puerto Rico*	13,733
731	First Cash Financial Services, Inc.*	42,237
2,401	First Commonwealth Financial Corp.	21,801
1,575	First Financial Bancorp	27,893
1,644	First Financial Bankshares, Inc.	49,599
1,933	First Midwest Bancorp, Inc./IL	32,339
4,461	FNB Corp./PA	56,164
896	Forestar Group, Inc.*	14,336
2,289	Franklin Street Properties Corp. (REIT)	27,514
1,061	FXCM, Inc., Class A	17,082
1,865	Geo Group, Inc. (The) (REIT)	75,141
669	Getty Realty Corp. (REIT)	12,122
1,912	Glacier Bancorp, Inc.	52,351
1,804	Government Properties Income Trust (REIT)	40,987
931	Green Dot Corp., Class A*	20,491
683	Greenhill & Co., Inc.	30,271
818	Hanmi Financial Corp.	16,442
239	HCI Group, Inc.	9,663
2,502	Healthcare Realty Trust, Inc. (REIT)	66,078
842	HFF, Inc., Class A	29,032
1,484	Home BancShares, Inc./AR	46,998
1,051	Horace Mann Educators Corp.	32,896
614	Independent Bank Corp./MA	24,333
295	Infinity Property & Casualty Corp.	21,435
2,260	Inland Real Estate Corp. (REIT)	24,385
1,466	Interactive Brokers Group, Inc., Class A	40,051
905	Investment Technology Group, Inc.*	17,874
2,135	Kite Realty Group Trust (REIT)	58,243
5,344	Lexington Realty Trust (REIT)	58,784
895	LTC Properties, Inc. (REIT)	37,402
963	MarketAxess Holdings, Inc.	63,144
1,633	MB Financial, Inc.	51,440
1,196	Meadowbrook Insurance Group, Inc.	7,284
4,449	Medical Properties Trust, Inc. (REIT)	61,663
3,176	National Penn Bancshares, Inc.	32,395
278	Navigators Group, Inc. (The)*	20,308
1,122	NBT Bancorp, Inc.	27,276
2,438	Northwest Bancshares, Inc.	30,694
2,757	Old National Bancorp/IN	39,149
993	Oritani Financial Corp.	14,448
2,130	Parkway Properties, Inc./MD (REIT)	41,492
1,765	Pennsylvania Real Estate Investment Trust (REIT)	41,248
849	Pinnacle Financial Partners, Inc.	31,982
417	Piper Jaffray Cos.*	23,936
1,397	Post Properties, Inc. (REIT)	81,836
1,286	PRA Group, Inc.*	75,257
1,804	PrivateBancorp, Inc.	56,736
1,498	ProAssurance Corp.	67,545
1,383	Provident Financial Services, Inc.	23,898
497	PS Business Parks, Inc. (REIT)	40,451
2,339	Retail Opportunity Investments Corp. (REIT)	38,500
950	RLI Corp.	43,634
765	S&T Bancorp, Inc.	21,022
1,365	Sabra Health Care REIT, Inc. (REIT)	38,643

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
324	Safety Insurance Group, Inc.	$19,284
288	Saul Centers, Inc. (REIT)	15,762
1,447	Selective Insurance Group, Inc.	38,736
419	Simmons First National Corp., Class A	16,957
854	Sovran Self Storage, Inc. (REIT)	72,607
2,147	Sterling Bancorp/DE	28,727
569	Stewart Information Services Corp.	20,194
1,687	Stifel Financial Corp.*	81,870
4,819	Susquehanna Bancshares, Inc.	63,466
784	SWS Group, Inc.*	5,480
1,171	Texas Capital Bancshares, Inc.*	64,557
305	Tompkins Financial Corp.	14,957
2,431	TrustCo Bank Corp./NY	16,555
970	UMB Financial Corp.	53,825
1,634	United Bankshares, Inc./WV	57,027
1,158	United Community Banks, Inc./GA	20,381
544	United Fire Group, Inc.	15,161
332	Universal Health Realty Income Trust (REIT)	16,049
759	Universal Insurance Holdings, Inc.	14,725
705	Urstadt Biddle Properties, Inc., Class A (REIT)	15,637
931	ViewPoint Financial Group, Inc.	22,195
183	Virtus Investment Partners, Inc.	28,182
669	Westamerica Bancorp.	32,513
1,809	Wilshire Bancorp, Inc.	17,330
1,196	Wintrust Financial Corp.	53,449
234	World Acceptance Corp.*	17,861
		4,019,477
	Health Care — 8.0%

544	Abaxis, Inc.	31,226
935	Abiomed, Inc.*	33,211
1,072	Acorda Therapeutics, Inc.*	39,074
1,884	Affymetrix, Inc.*	17,201
915	Air Methods Corp.*	40,608
1,845	Akorn, Inc.*	73,929
607	Albany Molecular Research, Inc.*	9,876
202	Almost Family, Inc.*	5,577
853	Amedisys, Inc.*	21,683
1,194	AMN Healthcare Services, Inc.*	20,441
1,234	Amsurg Corp.*	63,637
318	Analogic Corp.	23,163
656	AngioDynamics, Inc.*	11,480
372	Anika Therapeutics, Inc.*	15,211
634	Bio-Reference Laboratories, Inc.*	17,942
786	Cambrex Corp.*	17,881
903	Cantel Medical Corp.	39,317
444	Chemed Corp.	48,889
268	Computer Programs & Systems, Inc.	15,742
702	CONMED Corp.	29,786
230	CorVel Corp.*	7,972
754	Cross Country Healthcare, Inc.*	8,045
645	CryoLife, Inc.	6,515
684	Cyberonics, Inc.*	36,423
556	Cynosure, Inc., Class A*	15,329
1,501	Depomed, Inc.*	23,250
750	Emergent Biosolutions, Inc.*	18,645
513	Ensign Group, Inc. (The)	20,222
805	Gentiva Health Services, Inc.*	15,625
640	Greatbatch, Inc.*	31,725
1,320	Haemonetics Corp.*	48,748
906	Hanger, Inc.*	19,434
545	HealthStream, Inc.*	15,614
907	Healthways, Inc.*	14,131
345	ICU Medical, Inc.*	28,873
1,688	Impax Laboratories, Inc.*	53,932
644	Integra LifeSciences Holdings Corp.*	31,711
751	Invacare Corp.	11,363
441	IPC The Hospitalist Co., Inc.*	19,439
1,787	Kindred Healthcare, Inc.	35,543
245	Landauer, Inc.	8,085
678	Lannett Co., Inc.*	33,310
315	LHC Group, Inc.*	7,406
486	Ligand Pharmaceuticals, Inc.*	26,171
977	Luminex Corp.*	18,075
740	Magellan Health, Inc.*	45,281
1,280	Masimo Corp.*	33,600
1,543	MedAssets, Inc.*	29,842
1,669	Medicines Co. (The)*	44,746
1,387	Medidata Solutions, Inc.*	59,239
1,067	Meridian Bioscience, Inc.	17,552
1,110	Merit Medical Systems, Inc.*	16,428
776	Molina Healthcare, Inc.*	39,669
1,193	Momenta Pharmaceuticals, Inc.*	13,994
330	MWI Veterinary Supply, Inc.*	53,929
830	Natus Medical, Inc.*	28,411
943	Neogen Corp.*	41,784
1,206	NuVasive, Inc.*	52,980
921	Omnicell, Inc.*	29,656
1,405	PAREXEL International Corp.*	82,207
772	PharMerica Corp.*	16,837
1,334	Prestige Brands Holdings, Inc.*	44,622
316	Providence Service Corp. (The)*	12,365
1,129	Quality Systems, Inc.	16,630
788	Repligen Corp.*	18,022
581	Sagent Pharmaceuticals, Inc.*	16,750
1,485	Spectrum Pharmaceuticals, Inc.*	10,707
349	SurModics, Inc.*	7,332
1,814	West Pharmaceutical Services, Inc.	94,346
		1,958,389
	Industrials — 11.8%

1,088	AAON, Inc.	22,543
966	AAR Corp.	24,759
1,331	ABM Industries, Inc.	36,057
700	Aceto Corp.	14,700
1,668	Actuant Corp., Class A	48,972
959	Aegion Corp.*	18,269
516	Aerovironment, Inc.*	14,298
735	Albany International Corp., Class A	27,467
358	Allegiant Travel Co.	50,213
203	American Science & Engineering, Inc.	9,923
315	American Woodmark Corp.*	12,546
748	Apogee Enterprises, Inc.	33,832
1,066	Applied Industrial Technologies, Inc.	49,985
621	ArcBest Corp.	26,964
482	Astec Industries, Inc.	18,928
648	Atlas Air Worldwide Holdings, Inc.*	29,581
659	AZZ, Inc.	29,510
1,256	Barnes Group, Inc.	46,133
1,222	Brady Corp., Class A	30,550
1,176	Briggs & Stratton Corp.	23,579
1,247	Brink’s Co. (The)	27,060
373	CDI Corp.	6,408
560	Celadon Group, Inc.	12,342
453	CIRCOR International, Inc.	30,328
969	Comfort Systems USA, Inc.	13,925
557	Cubic Corp.	28,658
1,237	Curtiss-Wright Corp.	87,703

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
330	DXP Enterprises, Inc.*	$19,391
873	Dycom Industries, Inc.*	26,705
1,721	EMCOR Group, Inc.	74,605
479	Encore Wire Corp.	17,565
1,195	EnerSys	72,572
452	Engility Holdings, Inc.*	19,007
616	EnPro Industries, Inc.*	39,744
675	ESCO Technologies, Inc.	24,314
336	Exponent, Inc.	25,556
1,611	Federal Signal Corp.	24,036
792	Forward Air Corp.	38,776
1,014	Franklin Electric Co., Inc.	38,086
511	G&K Services, Inc., Class A	33,266
1,507	GenCorp, Inc.*	25,167
1,249	General Cable Corp.	17,186
745	Gibraltar Industries, Inc.*	10,691
1,103	Griffon Corp.	13,732
1,806	Healthcare Services Group, Inc.	54,469
1,420	Heartland Express, Inc.	37,673
421	Heidrick & Struggles International, Inc.	8,428
1,613	Hillenbrand, Inc.	51,874
894	Hub Group, Inc., Class A*	33,632
583	Insperity, Inc.	19,035
1,707	Interface, Inc.	25,810
748	John Bean Technologies Corp.	22,694
696	Kaman Corp.	27,381
762	Kelly Services, Inc., Class A	11,765
1,560	Knight Transportation, Inc.	51,901
1,291	Korn/Ferry International*	35,051
327	Lindsay Corp.	28,753
438	Lydall, Inc.*	11,638
1,104	Matson, Inc.	38,872
759	Matthews International Corp., Class A	34,967
1,199	Mobile Mini, Inc.	49,747
1,043	Moog, Inc., Class A*	75,910
1,456	Mueller Industries, Inc.	47,771
126	National Presto Industries, Inc.	7,391
1,254	Navigant Consulting, Inc.*	17,556
1,259	On Assignment, Inc.*	38,689
1,556	Orbital Sciences Corp.*	42,354
704	Orion Marine Group, Inc.*	7,730
1,214	PGT, Inc.*	11,424
238	Powell Industries, Inc.	10,127
964	Quanex Building Products Corp.	19,068
984	Resources Connection, Inc.	14,927
711	Roadrunner Transportation Systems, Inc.*	16,005
634	Saia, Inc.*	35,168
1,069	Simpson Manufacturing Co., Inc.	35,491
1,313	SkyWest, Inc.	16,413
328	Standex International Corp.	23,934
1,349	Taser International, Inc.*	28,977
964	Teledyne Technologies, Inc.*	103,061
472	Tennant Co.	31,836
1,649	Tetra Tech, Inc.	44,820
1,376	Titan International, Inc.	13,622
1,429	Toro Co. (The)	93,857
1,066	TrueBlue, Inc.*	24,465
401	UniFirst Corp.	44,748
1,000	United Stationers, Inc.	41,060
515	Universal Forest Products, Inc.	24,586
554	US Ecology, Inc.	22,060
2,355	UTi Worldwide, Inc.*	27,789
209	Veritiv Corp.*	10,502
514	Viad Corp.	12,351
426	Vicor Corp.*	5,197
840	WageWorks, Inc.*	49,073
730	Watts Water Technologies, Inc., Class A	44,136
		2,881,420
	Information Technology — 12.5%

1,400	ADTRAN, Inc.	29,246
964	Advanced Energy Industries, Inc.*	19,694
381	Agilysys, Inc.*	4,679
698	Anixter International, Inc.	60,656
371	Badger Meter, Inc.	20,438
274	Bel Fuse, Inc., Class B	7,256
1,383	Benchmark Electronics, Inc.*	32,888
399	Black Box Corp.	9,249
1,186	Blackbaud, Inc.	50,334
1,056	Blucora, Inc.*	15,006
970	Bottomline Technologies (de), Inc.*	23,784
1,715	Brooks Automation, Inc.	20,083
610	Cabot Microelectronics Corp.*	28,853
604	CACI International, Inc., Class A*	53,871
923	CalAmp Corp.*	17,251
1,142	Cardtronics, Inc.*	44,721
525	CEVA, Inc.*	9,035
1,071	Checkpoint Systems, Inc.*	13,666
1,803	Ciber, Inc.*	5,463
1,595	Cirrus Logic, Inc.*	29,173
640	Coherent, Inc.*	35,430
652	Cohu, Inc.	7,465
877	comScore, Inc.*	38,562
412	Comtech Telecommunications Corp.	16,352
891	CSG Systems International, Inc.	22,382
863	CTS Corp.	14,826
1,000	Daktronics, Inc.	11,930
1,135	Dealertrack Technologies, Inc.*	53,527
965	Dice Holdings, Inc.*	10,490
638	Digi International, Inc.*	4,555
821	Digital River, Inc.*	20,845
940	Diodes, Inc.*	24,995
565	DSP Group, Inc.*	6,113
439	DTS, Inc.*	14,158
787	Ebix, Inc.	12,757
680	Electro Scientific Industries, Inc.	4,876
1,194	Electronics For Imaging, Inc.*	53,073
2,279	Entropic Communications, Inc.*	5,424
795	EPIQ Systems, Inc.	12,195
1,216	Exar Corp.*	11,102
799	ExlService Holdings, Inc.*	22,396
757	Fabrinet*	12,695
443	FARO Technologies, Inc.*	24,334
281	Forrester Research, Inc.	11,158
2,354	Harmonic, Inc.*	16,478
924	Heartland Payment Systems, Inc.	50,376
912	iGATE Corp.*	33,698
1,340	II-VI, Inc.*	17,782
1,051	Insight Enterprises, Inc.*	24,625
431	Interactive Intelligence Group, Inc.*	19,494
1,482	Ixia*	15,368
1,164	j2 Global, Inc.	65,813
1,560	Kopin Corp.*	5,320
1,968	Kulicke & Soffa Industries, Inc.*	27,513
624	Liquidity Services, Inc.*	6,558
578	Littelfuse, Inc.	55,563
1,256	LivePerson, Inc.*	16,253
632	LogMeIn, Inc.*	31,960

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,928	Manhattan Associates, Inc.*	$76,272
603	ManTech International Corp., Class A	18,162
1,720	MAXIMUS, Inc.	90,111
814	Mercury Systems, Inc.*	10,517
980	Methode Electronics, Inc.	37,975
1,147	Micrel, Inc.	14,968
2,449	Microsemi Corp.*	66,613
232	MicroStrategy, Inc., Class A*	39,844
1,362	MKS Instruments, Inc.	49,631
925	Monolithic Power Systems, Inc.	44,520
1,006	Monotype Imaging Holdings, Inc.	27,806
2,280	Monster Worldwide, Inc.*	9,918
389	MTS Systems Corp.	25,802
619	Nanometrics, Inc.*	9,186
922	NETGEAR, Inc.*	32,012
959	NetScout Systems, Inc.*	36,586
1,025	Newport Corp.*	18,050
1,558	NIC, Inc.	28,075
442	Oplink Communications, Inc.	10,683
478	OSI Systems, Inc.*	33,732
537	Park Electrochemical Corp.	13,210
884	Perficient, Inc.*	15,302
513	Pericom Semiconductor Corp.*	6,520
866	Plexus Corp.*	33,783
773	Power Integrations, Inc.	38,774
1,301	Progress Software Corp.*	33,553
2,255	QLogic Corp.*	26,023
877	QuinStreet, Inc.*	3,973
719	Rofin-Sinar Technologies, Inc.*	19,355
469	Rogers Corp.*	33,215
854	Rudolph Technologies, Inc.*	7,840
2,122	Sanmina Corp.*	52,201
733	ScanSource, Inc.*	28,484
375	Stamps.com, Inc.*	17,719
877	Super Micro Computer, Inc.*	29,187
1,012	Sykes Enterprises, Inc.*	23,448
943	Synaptics, Inc.*	59,400
913	Synchronoss Technologies, Inc.*	39,104
714	SYNNEX Corp.	51,008
2,143	Take-Two Interactive Software, Inc.*	59,275
936	Tangoe, Inc.*	12,173
455	TeleTech Holdings, Inc.*	10,633
1,199	Tessera Technologies, Inc.	40,982
4,489	TriQuint Semiconductor, Inc.*	109,397
1,369	TTM Technologies, Inc.*	9,254
843	Tyler Technologies, Inc.*	91,533
723	Ultratech, Inc.*	14,077
754	VASCO Data Security International, Inc.*	22,469
1,033	Veeco Instruments, Inc.*	38,645
1,103	ViaSat, Inc.*	73,129
682	Virtusa Corp.*	27,328
621	XO Group, Inc.*	9,004
		3,064,248
	Materials — 4.2%

750	A. Schulman, Inc.	28,695
446	A.M. Castle & Co.*	3,354
4,411	AK Steel Holding Corp.*	26,113
650	American Vanguard Corp.	7,079
785	Balchem Corp.	51,025
1,012	Boise Cascade Co.*	36,118
1,366	Calgon Carbon Corp.*	27,880
1,322	Century Aluminum Co.*	36,553
508	Clearwater Paper Corp.*	33,660
284	Deltic Timber Corp.	17,679
1,287	Flotek Industries, Inc.*	25,071
571	FutureFuel Corp.	6,372
1,647	Globe Specialty Metals, Inc.	28,543
1,289	H.B. Fuller Co.	55,672
243	Hawkins, Inc.	9,584
319	Haynes International, Inc.	14,320
1,887	Headwaters, Inc.*	26,418
561	Innophos Holdings, Inc.	30,339
1,446	Intrepid Potash, Inc.*	20,634
459	Kaiser Aluminum Corp.	33,406
2,167	KapStone Paper and Packaging Corp.*	64,728
526	Koppers Holdings, Inc.	15,349
842	Kraton Performance Polymers, Inc.*	15,493
499	LSB Industries, Inc.*	16,502
530	Materion Corp.	18,428
643	Myers Industries, Inc.	10,462
427	Neenah Paper, Inc.	24,442
234	Olympic Steel, Inc.	3,805
816	OM Group, Inc.	22,203
1,102	P. H. Glatfelter Co.	27,903
340	Quaker Chemical Corp.	27,686
1,093	Rayonier Advanced Materials, Inc.	26,942
789	RTI International Metals, Inc.*	18,092
782	Schweitzer-Mauduit International, Inc.	33,446
492	Stepan Co.	20,369
3,081	Stillwater Mining Co.*	40,454
1,780	SunCoke Energy, Inc.	36,187
657	Tredegar Corp.	12,049
1,382	U.S. Silica Holdings, Inc.	43,422
1,283	Wausau Paper Corp.	12,766
590	Zep, Inc.	8,030
		1,017,273
	Telecommunication Services — 0.5%

2,278	8x8, Inc.*	17,723
258	Atlantic Tele-Network, Inc.	17,539
5,368	Cincinnati Bell, Inc.*	19,110
1,206	Consolidated Communications Holdings, Inc.	33,056
790	General Communication, Inc., Class A*	9,598
483	Lumos Networks Corp.	7,989
434	NTELOS Holdings Corp.	3,646
557	Spok Holdings, Inc.	8,834
		117,495
	Utilities — 2.6%

1,007	ALLETE, Inc.	51,327
994	American States Water Co.	34,681
1,522	Avista Corp.	52,433
1,036	El Paso Electric Co.	39,192
1,108	Laclede Group, Inc. (The)	56,209
1,084	New Jersey Resources Corp.	62,763
698	Northwest Natural Gas Co.	32,464
1,178	NorthWestern Corp.	62,705
2,011	Piedmont Natural Gas Co., Inc.	75,372
851	South Jersey Industries, Inc.	48,575
1,194	Southwest Gas Corp.	69,121
1,452	UIL Holdings Corp.	57,789
		642,631
	Total Common Stocks
	(Cost $18,755,559)	17,580,340

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.6%
$2,345,600	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,345,612	$2,345,600
	Total Repurchase Agreements (Cost $2,345,600)	2,345,600

	Total Investment Securities (Cost $21,101,159) — 81.6%	19,925,940
	Other assets less liabilities — 18.4%	4,482,493
	Net Assets — 100.0%	$24,408,433

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,907,539.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$652,174
Aggregate gross unrealized depreciation	(1,913,239)
Net unrealized depreciation	$(1,261,065)
Federal income tax cost of investments	$21,187,005

Swap Agreements(1)

Ultra SmallCap600 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$19,353,122	01/06/16	Bank of America, N.A.	0.41%	S&P SmallCap 600® Index	$1,533,368	$(1,533,368)	$—	$—
2,907,613	11/06/15	Citibank, N.A.	0.12%	S&P SmallCap 600® Index	614,528	(590,943)	—	23,585
3,445,078	11/06/15	Credit Suisse International	(0.04)%	S&P SmallCap 600® Index	216,565	(216,565)	—	—
135,633	01/06/16	Deutsche Bank AG	(0.08)%	iShares® Core S&P Small-Cap ETF	7,762
1,651,790	11/06/15	Deutsche Bank AG	(0.08)%	S&P SmallCap 600® Index	(16,271)
1,787,423					(8,509)	7,949	560	—
2,454,053	11/06/15	Morgan Stanley & Co. International PLC	0.31%	S&P SmallCap 600® Index	707,917	(707,917)	—	—
1,289,672	11/06/15	Societe Generale	0.56%	S&P SmallCap 600® Index	1,505,461	—	(1,505,461)	—
$31,236,961					$4,569,330

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 70.0%
	Consumer Discretionary — 8.4%

13,984	Amazon.com, Inc.*	$4,735,542
2,888	AutoNation, Inc.*	171,663
1,203	AutoZone, Inc.*	694,985
6,837	Bed Bath & Beyond, Inc.*	501,631
10,711	Best Buy Co., Inc.	422,120
8,431	BorgWarner, Inc.	476,857
8,006	Cablevision Systems Corp., Class A	162,682
8,092	CarMax, Inc.*	461,082
16,624	Carnival Corp.	734,116
17,890	CBS Corp. (Non-Voting), Class B	981,803
1,145	Chipotle Mexican Grill, Inc.*	759,845
10,137	Coach, Inc.	376,285
95,528	Comcast Corp., Class A	5,448,917
12,242	D.R. Horton, Inc.	312,048
4,884	Darden Restaurants, Inc.	278,339
11,060	Delphi Automotive PLC	806,827
18,537	DIRECTV*	1,625,880
5,461	Discovery Communications, Inc., Class A*	190,589
10,086	Discovery Communications, Inc., Class C*	343,025
11,199	Dollar General Corp.*	747,421
7,590	Dollar Tree, Inc.*	518,852
3,662	Expedia, Inc.	318,997
3,533	Family Dollar Stores, Inc.	279,284
143,156	Ford Motor Co.	2,251,844
1,719	Fossil Group, Inc.*	192,047
4,159	GameStop Corp., Class A	157,252
8,329	Gannett Co., Inc.	271,109
10,112	Gap, Inc. (The)	400,435
4,479	Garmin Ltd.	256,647
49,753	General Motors Co.	1,663,243
5,651	Genuine Parts Co.	580,810
10,162	Goodyear Tire & Rubber Co. (The)	278,540
10,154	H&R Block, Inc.	341,580
8,027	Harley-Davidson, Inc.	559,321
2,514	Harman International Industries, Inc.	272,844
4,235	Hasbro, Inc.	250,712
49,679	Home Depot, Inc. (The)	4,938,093
15,554	Interpublic Group of Cos., Inc. (The)	315,591
24,582	Johnson Controls, Inc.	1,229,100
7,554	Kohl’s Corp.	450,369
9,064	L Brands, Inc.	733,278
5,066	Leggett & Platt, Inc.	213,228
6,565	Lennar Corp., Class A	310,131
36,435	Lowe’s Cos., Inc.	2,325,646
13,034	Macy’s, Inc.	846,037
8,044	Marriott International, Inc., Class A	633,787
12,470	Mattel, Inc.	393,428
36,243	McDonald’s Corp.	3,508,685
7,576	Michael Kors Holdings Ltd.*	581,155
2,285	Mohawk Industries, Inc.*	350,953
2,218	Netflix, Inc.*	768,737
10,106	Newell Rubbermaid, Inc.	366,949
18,380	News Corp., Class A*	285,258
25,960	NIKE, Inc., Class B	2,577,568
5,261	Nordstrom, Inc.	401,730
9,270	Omnicom Group, Inc.	716,293
3,830	O’Reilly Automotive, Inc.*	699,894
3,666	PetSmart, Inc.	288,734
1,935	Priceline Group, Inc. (The)*	2,244,968
12,489	PulteGroup, Inc.	270,137
3,041	PVH Corp.	386,633
2,240	Ralph Lauren Corp.	414,176
7,745	Ross Stores, Inc.	708,513
3,827	Scripps Networks Interactive, Inc., Class A	299,157
23,778	Staples, Inc.	334,319
27,727	Starbucks Corp.	2,251,710
6,591	Starwood Hotels & Resorts Worldwide, Inc.	520,689
23,391	Target Corp.	1,730,934
4,152	Tiffany & Co.	448,084
10,284	Time Warner Cable, Inc.	1,535,195
31,552	Time Warner, Inc.	2,685,706
25,577	TJX Cos., Inc. (The)	1,692,174
5,082	Tractor Supply Co.	390,958
4,111	TripAdvisor, Inc.*	302,775
69,519	Twenty-First Century Fox, Inc., Class A	2,558,299
6,140	Under Armour, Inc., Class A*	445,089
3,768	Urban Outfitters, Inc.*	121,782
12,730	VF Corp.	956,914
14,053	Viacom, Inc., Class B	1,062,828
58,290	Walt Disney Co. (The)	5,392,408
2,879	Whirlpool Corp.	535,983
4,620	Wyndham Worldwide Corp.	385,123
2,993	Wynn Resorts Ltd.	534,580
16,228	Yum! Brands, Inc.	1,253,613
		81,222,565
	Consumer Staples — 6.9%

73,210	Altria Group, Inc.	3,679,535
23,826	Archer-Daniels-Midland Co.	1,255,154
16,042	Avon Products, Inc.	156,891
5,831	Brown-Forman Corp., Class B	565,898
6,604	Campbell Soup Co.	299,029
4,756	Clorox Co. (The)	483,305
145,698	Coca-Cola Co. (The)	6,531,641
8,338	Coca-Cola Enterprises, Inc.	366,372
31,688	Colgate-Palmolive Co.	2,205,168
15,595	ConAgra Foods, Inc.	569,529
6,185	Constellation Brands, Inc., Class A*	596,234
16,178	Costco Wholesale Corp.	2,299,217
42,747	CVS Health Corp.	3,905,366
7,202	Dr. Pepper Snapple Group, Inc.	532,948
8,304	Estee Lauder Cos., Inc. (The), Class A	615,659
22,608	General Mills, Inc.	1,192,572
5,507	Hershey Co. (The)	552,242
4,959	Hormel Foods Corp.	263,224
3,758	J.M. Smucker Co. (The)	385,458
9,438	Kellogg Co.	625,267
4,496	Keurig Green Mountain, Inc.	639,061
13,802	Kimberly-Clark Corp.	1,609,175
21,924	Kraft Foods Group, Inc.	1,319,167
18,046	Kroger Co. (The)	1,079,873
13,288	Lorillard, Inc.	839,004
4,791	McCormick & Co., Inc. (Non-Voting)	356,115
7,462	Mead Johnson Nutrition Co.	774,854
5,876	Molson Coors Brewing Co., Class B	454,509
62,227	Mondelez International, Inc., Class A	2,439,298
5,307	Monster Beverage Corp.*	595,180
55,616	PepsiCo, Inc.	5,567,162
57,659	Philip Morris International, Inc.	5,012,297
99,941	Procter & Gamble Co. (The)	9,037,665
11,374	Reynolds American, Inc.	749,660
8,504	Safeway, Inc.	296,279
21,658	Sysco Corp.	871,951

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,811	Tyson Foods, Inc., Class A	$457,738
32,483	Walgreen Co.	2,228,659
58,283	Wal-Mart Stores, Inc.	5,102,094
13,334	Whole Foods Market, Inc.	653,766
		67,164,216
	Energy — 5.9%

18,675	Anadarko Petroleum Corp.	1,478,126
14,117	Apache Corp.	904,759
16,058	Baker Hughes, Inc.	915,306
15,403	Cabot Oil & Gas Corp.	508,915
7,489	Cameron International Corp.*	384,036
19,168	Chesapeake Energy Corp.	388,344
70,091	Chevron Corp.	7,630,807
3,212	Cimarex Energy Co.	337,099
45,384	ConocoPhillips	2,998,521
8,496	CONSOL Energy, Inc.	332,449
13,003	Denbury Resources, Inc.	107,405
14,194	Devon Energy Corp.	837,020
2,480	Diamond Offshore Drilling, Inc.	72,838
8,626	Ensco PLC, Class A	291,559
20,207	EOG Resources, Inc.	1,752,351
5,592	EQT Corp.	508,760
157,397	Exxon Mobil Corp.	14,250,724
8,669	FMC Technologies, Inc.*	414,118
31,393	Halliburton Co.	1,324,785
3,995	Helmerich & Payne, Inc.	277,852
9,655	Hess Corp.	704,139
62,571	Kinder Morgan, Inc.	2,587,311
24,896	Marathon Oil Corp.	719,992
10,458	Marathon Petroleum Corp.	942,161
6,161	Murphy Oil Corp.	298,316
10,681	Nabors Industries Ltd.	140,135
15,880	National Oilwell Varco, Inc.	1,064,595
5,044	Newfield Exploration Co.*	137,348
9,385	Noble Corp. PLC	168,836
13,297	Noble Energy, Inc.	653,946
28,776	Occidental Petroleum Corp.	2,295,462
7,677	ONEOK, Inc.	415,786
20,629	Phillips 66	1,506,330
5,282	Pioneer Natural Resources Co.	756,541
6,115	QEP Resources, Inc.	124,991
6,227	Range Resources Corp.	408,803
47,852	Schlumberger Ltd.	4,112,879
13,035	Southwestern Energy Co.*	419,466
24,763	Spectra Energy Corp.	938,022
4,733	Tesoro Corp.	362,642
12,566	Transocean Ltd.	264,012
19,487	Valero Energy Corp.	947,263
24,825	Williams Cos., Inc. (The)	1,284,694
		56,969,444
	Financials — 11.4%

12,391	ACE Ltd.	1,416,787
2,050	Affiliated Managers Group, Inc.*	417,359
16,722	Aflac, Inc.	998,805
15,997	Allstate Corp. (The)	1,090,196
33,221	American Express Co.	3,070,285
52,667	American International Group, Inc.	2,886,152
14,622	American Tower Corp. (REIT)	1,535,456
6,910	Ameriprise Financial, Inc.	910,531
10,721	Aon PLC	991,585
5,393	Apartment Investment & Management Co., Class A (REIT)	200,889
2,635	Assurant, Inc.	178,100
4,842	AvalonBay Communities, Inc. (REIT)	778,545
388,146	Bank of America Corp.	6,614,008
41,768	Bank of New York Mellon Corp. (The)	1,671,973
26,560	BB&T Corp.	998,390
67,289	Berkshire Hathaway, Inc., Class B*	10,005,201
4,656	BlackRock, Inc.	1,671,876
5,651	Boston Properties, Inc. (REIT)	732,596
20,719	Capital One Financial Corp.	1,723,821
10,297	CBRE Group, Inc., Class A*	347,421
42,335	Charles Schwab Corp. (The)	1,198,927
8,876	Chubb Corp. (The)	914,672
5,436	Cincinnati Financial Corp.	276,964
111,904	Citigroup, Inc.	6,039,459
11,659	CME Group, Inc.	986,818
6,674	Comerica, Inc.	311,075
12,323	Crown Castle International Corp. (REIT)	1,023,918
17,049	Discover Financial Services	1,117,562
10,657	E*TRADE Financial Corp.*	243,086
13,352	Equity Residential (REIT)	945,856
2,343	Essex Property Trust, Inc. (REIT)	474,247
30,792	Fifth Third Bancorp	619,535
14,540	Franklin Resources, Inc.	826,744
23,162	General Growth Properties, Inc. (REIT)	619,815
18,330	Genworth Financial, Inc., Class A*	166,620
15,124	Goldman Sachs Group, Inc. (The)	2,849,513
16,528	Hartford Financial Services Group, Inc. (The)	682,606
16,935	HCP, Inc. (REIT)	758,688
11,961	Health Care REIT, Inc. (REIT)	881,047
27,939	Host Hotels & Resorts, Inc. (REIT)	649,302
17,760	Hudson City Bancorp, Inc.	173,870
30,156	Huntington Bancshares, Inc./OH	304,877
4,187	Intercontinental Exchange, Inc.	946,220
15,970	Invesco Ltd.	644,549
6,863	Iron Mountain, Inc. (REIT)	260,863
138,831	JPMorgan Chase & Co.	8,352,073
32,364	KeyCorp	436,914
15,171	Kimco Realty Corp. (REIT)	386,102
3,762	Legg Mason, Inc.	213,494
11,698	Leucadia National Corp.	270,575
9,636	Lincoln National Corp.	545,687
11,254	Loews Corp.	468,617
4,871	M&T Bank Corp.	613,843
5,193	Macerich Co. (The) (REIT)	410,662
20,091	Marsh & McLennan Cos., Inc.	1,136,950
9,999	McGraw Hill Financial, Inc.	934,507
41,514	MetLife, Inc.	2,308,594
6,860	Moody’s Corp.	692,929
56,525	Morgan Stanley	1,988,550
4,360	NASDAQ OMX Group, Inc. (The)	195,808
15,482	Navient Corp.	324,503
8,174	Northern Trust Corp.	553,625
11,454	People’s United Financial, Inc.	169,290
6,538	Plum Creek Timber Co., Inc. (REIT)	272,504
19,953	PNC Financial Services Group, Inc. (The)	1,745,289
10,089	Principal Financial Group, Inc.	537,441
19,867	Progressive Corp. (The)	541,177
18,455	Prologis, Inc. (REIT)	780,277
16,979	Prudential Financial, Inc.	1,442,875
5,353	Public Storage (REIT)	1,004,383
50,881	Regions Financial Corp.	512,372
11,470	Simon Property Group, Inc. (REIT)	2,073,776
15,632	State Street Corp.	1,199,443

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,597	SunTrust Banks, Inc.	$769,966
9,709	T. Rowe Price Group, Inc.	810,410
4,820	Torchmark Corp.	259,075
12,514	Travelers Cos., Inc. (The)	1,307,087
66,510	U.S. Bancorp/MN	2,939,742
9,405	Unum Group	312,434
10,864	Ventas, Inc. (REIT)	777,319
6,442	Vornado Realty Trust (REIT)	718,670
175,346	Wells Fargo & Co.	9,552,850
19,500	Weyerhaeuser Co. (REIT)	688,545
9,800	XL Group PLC	348,096
7,485	Zions Bancorp.	210,029
		110,963,292
	Health Care — 10.0%

55,502	Abbott Laboratories	2,470,394
58,750	AbbVie, Inc.	4,065,500
9,754	Actavis PLC*	2,639,530
13,088	Aetna, Inc.	1,141,797
12,310	Agilent Technologies, Inc.	526,129
7,301	Alexion Pharmaceuticals, Inc.*	1,422,965
10,969	Allergan, Inc.	2,346,159
7,868	AmerisourceBergen Corp.	716,381
28,037	Amgen, Inc.	4,634,796
19,993	Baxter International, Inc.	1,459,489
7,081	Becton, Dickinson and Co.	993,677
8,716	Biogen Idec, Inc.*	2,681,826
48,933	Boston Scientific Corp.*	629,768
61,194	Bristol-Myers Squibb Co.	3,613,506
2,755	C.R. Bard, Inc.	461,049
12,426	Cardinal Health, Inc.	1,021,293
7,488	CareFusion Corp.*	443,065
29,510	Celgene Corp.*	3,354,992
11,204	Cerner Corp.*	721,538
9,738	Cigna Corp.	1,001,943
16,675	Covidien PLC	1,684,175
6,341	DaVita HealthCare Partners, Inc.*	485,277
5,233	DENTSPLY International, Inc.	287,710
3,914	Edwards Lifesciences Corp.*	507,567
36,292	Eli Lilly & Co.	2,472,211
27,515	Express Scripts Holding Co.*	2,287,872
55,796	Gilead Sciences, Inc.*	5,597,455
6,228	Hospira, Inc.*	371,438
5,694	Humana, Inc.	785,601
1,327	Intuitive Surgical, Inc.*	687,081
104,098	Johnson & Johnson	11,268,608
3,134	Laboratory Corp. of America Holdings*	327,942
4,181	Mallinckrodt PLC*	385,572
8,548	McKesson Corp.	1,801,576
36,154	Medtronic, Inc.	2,670,696
106,473	Merck & Co., Inc.	6,430,969
13,806	Mylan, Inc.*	809,170
3,194	Patterson Cos., Inc.	153,887
4,168	PerkinElmer, Inc.	189,519
4,939	Perrigo Co. PLC	791,178
234,044	Pfizer, Inc.	7,290,471
5,330	Quest Diagnostics, Inc.	348,102
2,723	Regeneron Pharmaceuticals, Inc.*	1,133,068
10,508	St. Jude Medical, Inc.	714,124
11,039	Stryker Corp.	1,025,633
3,614	Tenet Healthcare Corp.*	173,653
14,725	Thermo Fisher Scientific, Inc.	1,903,795
35,863	UnitedHealth Group, Inc.	3,537,168
3,367	Universal Health Services, Inc., Class B	352,256
3,809	Varian Medical Systems, Inc.*	337,135
8,788	Vertex Pharmaceuticals, Inc.*	1,035,929
3,099	Waters Corp.*	359,174
10,123	WellPoint, Inc.	1,294,833
6,235	Zimmer Holdings, Inc.	700,128
18,499	Zoetis, Inc.	831,160
		97,377,930
	Industrials — 7.3%

23,917	3M Co.	3,828,873
6,423	ADT Corp. (The)	224,420
3,546	Allegion PLC	190,952
9,072	AMETEK, Inc.	462,309
24,736	Boeing Co. (The)	3,323,529
5,432	C.H. Robinson Worldwide, Inc.	400,556
23,174	Caterpillar, Inc.	2,331,304
3,566	Cintas Corp.	260,853
36,895	CSX Corp.	1,346,299
6,313	Cummins, Inc.	919,299
22,500	Danaher Corp.	1,880,100
13,229	Deere & Co.	1,145,896
31,116	Delta Air Lines, Inc.	1,452,184
6,147	Dover Corp.	473,258
1,342	Dun & Bradstreet Corp. (The)	170,367
17,566	Eaton Corp. PLC	1,191,502
25,760	Emerson Electric Co.	1,642,200
4,495	Equifax, Inc.	357,577
7,202	Expeditors International of Washington, Inc.	337,198
10,078	Fastenal Co.	455,526
9,798	FedEx Corp.	1,745,808
5,050	Flowserve Corp.	297,293
5,814	Fluor Corp.	360,410
11,723	General Dynamics Corp.	1,704,055
370,356	General Electric Co.	9,810,730
28,884	Honeywell International, Inc.	2,861,538
13,465	Illinois Tool Works, Inc.	1,278,232
9,874	Ingersoll-Rand PLC	622,654
4,911	Jacobs Engineering Group, Inc.*	228,116
3,624	Joy Global, Inc.	177,721
4,073	Kansas City Southern	484,443
3,183	L-3 Communications Holdings, Inc.	396,602
9,958	Lockheed Martin Corp.	1,907,554
13,157	Masco Corp.	318,399
11,229	Nielsen N.V.	469,035
11,424	Norfolk Southern Corp.	1,275,375
7,675	Northrop Grumman Corp.	1,081,638
13,095	PACCAR, Inc.	877,627
3,942	Pall Corp.	378,866
5,492	Parker-Hannifin Corp.	708,633
7,108	Pentair PLC	459,959
7,486	Pitney Bowes, Inc.	184,305
5,296	Precision Castparts Corp.	1,259,918
8,002	Quanta Services, Inc.*	244,061
11,469	Raytheon Co.	1,223,742
9,322	Republic Services, Inc.	369,244
5,075	Robert Half International, Inc.	288,209
5,089	Rockwell Automation, Inc.	587,321
4,987	Rockwell Collins, Inc.	426,538
3,692	Roper Industries, Inc.	582,671
1,959	Ryder System, Inc.	187,124
2,145	Snap-on, Inc.	290,283
25,289	Southwest Airlines Co.	1,057,586
5,768	Stanley Black & Decker, Inc.	544,730
3,130	Stericycle, Inc.*	403,520
10,305	Textron, Inc.	446,413
15,444	Tyco International PLC	662,548
33,125	Union Pacific Corp.	3,868,006
25,963	United Parcel Service, Inc., Class B	2,853,853
3,540	United Rentals, Inc.*	401,117
31,402	United Technologies Corp.	3,456,732

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,247	W.W. Grainger, Inc.	$552,043
16,010	Waste Management, Inc.	780,167
6,743	Xylem, Inc.	258,527
		70,767,548
	Information Technology — 14.0%

23,299	Accenture PLC, Class A	2,011,403
17,440	Adobe Systems, Inc.*	1,284,979
6,576	Akamai Technologies, Inc.*	424,875
2,193	Alliance Data Systems Corp.*	626,913
11,405	Altera Corp.	429,056
11,577	Amphenol Corp., Class A	620,874
11,598	Analog Devices, Inc.	633,715
220,995	Apple, Inc.	26,282,936
44,972	Applied Materials, Inc.	1,081,577
8,387	Autodesk, Inc.*	519,994
17,751	Automatic Data Processing, Inc.	1,520,196
9,291	Avago Technologies Ltd.	867,779
19,851	Broadcom Corp., Class A	856,174
11,828	CA, Inc.	368,442
188,214	Cisco Systems, Inc.	5,202,235
6,071	Citrix Systems, Inc.*	402,568
22,439	Cognizant Technology Solutions Corp., Class A*	1,211,482
5,354	Computer Sciences Corp.	339,336
47,652	Corning, Inc.	1,001,645
41,691	eBay, Inc.*	2,288,002
11,539	Electronic Arts, Inc.*	506,908
74,879	EMC Corp.	2,272,578
2,734	F5 Networks, Inc.*	353,205
76,898	Facebook, Inc., Class A*	5,974,975
10,535	Fidelity National Information Services, Inc.	644,637
2,774	First Solar, Inc.*	135,371
9,199	Fiserv, Inc.*	657,636
5,231	FLIR Systems, Inc.	165,980
10,486	Google, Inc., Class A*	5,757,653
10,485	Google, Inc., Class C*	5,681,088
3,867	Harris Corp.	277,148
68,885	Hewlett-Packard Co.	2,690,648
182,744	Intel Corp.	6,807,214
34,244	International Business Machines Corp.	5,553,349
10,478	Intuit, Inc.	983,570
14,822	Juniper Networks, Inc.	328,456
6,104	KLA-Tencor Corp.	423,862
5,982	Lam Research Corp.	494,352
8,804	Linear Technology Corp.	405,248
36,330	MasterCard, Inc., Class A	3,171,246
7,397	Microchip Technology, Inc.	333,975
39,525	Micron Technology, Inc.*	1,420,924
304,137	Microsoft Corp.	14,540,790
8,149	Motorola Solutions, Inc.	535,552
11,784	NetApp, Inc.	501,409
19,002	NVIDIA Corp.	398,472
120,035	Oracle Corp.	5,090,684
12,062	Paychex, Inc.	571,859
61,863	QUALCOMM, Inc.	4,509,813
6,980	Red Hat, Inc.*	433,807
21,248	salesforce.com, inc.*	1,272,118
8,276	SanDisk Corp.	856,235
12,063	Seagate Technology PLC	797,485
25,486	Symantec Corp.	664,930
15,106	TE Connectivity Ltd.	969,805
5,721	Teradata Corp.*	258,246
39,404	Texas Instruments, Inc.	2,144,366
6,100	Total System Services, Inc.	201,239
4,153	VeriSign, Inc.*	249,595
18,170	Visa, Inc., Class A	4,691,312
8,119	Western Digital Corp.	838,449
19,554	Western Union Co. (The)	363,313
40,010	Xerox Corp.	558,540
9,910	Xilinx, Inc.	450,310
34,142	Yahoo!, Inc.*	1,766,507
		135,679,040
	Materials — 2.2%

7,076	Air Products & Chemicals, Inc.	1,017,741
2,476	Airgas, Inc.	286,300
43,419	Alcoa, Inc.	750,714
4,013	Allegheny Technologies, Inc.	135,198
3,460	Avery Dennison Corp.	171,305
5,110	Ball Corp.	342,728
3,687	Bemis Co., Inc.	147,259
1,833	CF Industries Holdings, Inc.	491,519
41,430	Dow Chemical Co. (The)	2,016,398
33,782	E.I. du Pont de Nemours & Co.	2,412,035
5,504	Eastman Chemical Co.	456,392
9,954	Ecolab, Inc.	1,084,488
4,915	FMC Corp.	267,376
38,352	Freeport-McMoRan, Inc.	1,029,751
2,996	International Flavors & Fragrances, Inc.	303,105
15,762	International Paper Co.	848,311
15,696	LyondellBasell Industries N.V., Class A	1,237,786
2,272	Martin Marietta Materials, Inc.	272,731
6,219	MeadWestvaco Corp.	278,611
17,867	Monsanto Co.	2,142,432
11,754	Mosaic Co. (The)	537,981
18,409	Newmont Mining Corp.	338,726
11,769	Nucor Corp.	631,171
6,084	Owens-Illinois, Inc.*	155,994
5,088	PPG Industries, Inc.	1,113,356
10,779	Praxair, Inc.	1,383,808
7,826	Sealed Air Corp.	309,362
3,068	Sherwin-Williams Co. (The)	751,230
4,391	Sigma-Aldrich Corp.	599,811
4,832	Vulcan Materials Co.	319,395
		21,833,014
	Telecommunication Services — 1.7%

191,418	AT&T, Inc.	6,772,369
21,045	CenturyLink, Inc.	858,005
36,988	Frontier Communications Corp.	260,765
10,261	Level 3 Communications, Inc.*	513,050
153,003	Verizon Communications, Inc.	7,740,422
22,245	Windstream Holdings, Inc.	224,897
		16,369,508
	Utilities — 2.2%

24,561	AES Corp. (The)	340,661
4,410	AGL Resources, Inc.	230,687
8,956	Ameren Corp.	386,093
18,037	American Electric Power Co., Inc.	1,038,029
15,864	CenterPoint Energy, Inc.	379,784
10,149	CMS Energy Corp.	335,932
10,811	Consolidated Edison, Inc.	682,715
21,507	Dominion Resources, Inc.	1,560,333
6,533	DTE Energy Co.	532,178
26,106	Duke Energy Corp.	2,111,976
12,026	Edison International	764,373
6,629	Entergy Corp.	556,173
31,713	Exelon Corp.	1,147,059
15,515	FirstEnergy Corp.	572,193
2,951	Integrys Energy Group, Inc.	214,951
16,106	NextEra Energy, Inc.	1,681,305
11,639	NiSource, Inc.	486,976
11,663	Northeast Utilities	590,614

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,465	NRG Energy, Inc.	$389,656
9,265	Pepco Holdings, Inc.	254,788
17,400	PG&E Corp.	878,700
4,075	Pinnacle West Capital Corp.	257,662
24,523	PPL Corp.	871,302
18,674	Public Service Enterprise Group, Inc.	780,200
5,243	SCANA Corp.	299,008
8,532	Sempra Energy	953,280
33,061	Southern Co. (The)	1,568,083
8,611	TECO Energy, Inc.	170,756
8,324	Wisconsin Energy Corp.	411,206
18,653	Xcel Energy, Inc.	633,083
		21,079,756
	Total Common Stocks
	(Cost $670,609,355)	679,426,313

Principal Amount
	Repurchase Agreements (a)(b) — 12.9%
$124,865,819	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $124,866,503	124,865,819
	Total Repurchase Agreements (Cost $124,865,819)	124,865,819

	Total Investment Securities (Cost $795,475,174) — 82.9%	804,292,132
	Other assets less liabilities — 17.1%	165,632,727
	Net Assets — 100.0%	$969,924,859

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $264,552,626.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,946,252
Aggregate gross unrealized depreciation	(19,353,084)
Net unrealized appreciation	$8,593,168
Federal income tax cost of investments	$795,698,964

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,211	12/19/14	$125,156,850	$3,172,146

Cash collateral in the amount of $6,127,660 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro S&P500® had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$10,396,939	11/06/15	Bank of America, N.A.	0.41%	SPDR® S&P 500® ETF Trust	$10,005,648
68,304,677	11/06/15	Bank of America, N.A.	0.56%	S&P 500® Index	26,356,049
78,701,616					36,361,697	$(36,361,697)	$—	$—
713,631,159	11/06/15	Citibank, N.A.	0.47%	S&P 500® Index	14,238,266	(14,238,266)	—	—
94,550,391	11/06/15	Credit Suisse International	0.46%	S&P 500® Index	34,969,778	(34,914,267)	(55,511)	—
4,466,629	01/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	358,050
106,561,780	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	35,273,901
111,028,409					35,631,951	—	(35,631,951)	—
7,798,825	12/07/15	Goldman Sachs International	0.43%	SPDR® S&P 500® ETF Trust	2,452,812
49,659,467	12/07/15	Goldman Sachs International	0.52%	S&P 500® Index	2,168,506
57,458,292					4,621,318	(4,621,318)	—	—
4,250,572	11/06/15	Morgan Stanley & Co. International PLC	0.46%	SPDR® S&P 500® ETF Trust	3,913,904
450,255,103	01/06/16	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Index	35,423,094
454,505,675					39,336,998	(39,336,998)	—	—
398,424,748	11/06/15	Societe Generale	0.46%	S&P 500® Index	25,194,835	—	(25,194,835)	—
197,034,108	01/06/15	UBS AG	0.51%	S&P 500® Index	19,401,431	(19,401,431)	—	—
$2,105,334,398					$209,756,274

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 71.4%
	Consumer Discretionary — 9.9%

1,600	Aaron’s, Inc.	$45,408
1,774	Abercrombie & Fitch Co., Class A	51,180
1,814	Advance Auto Parts, Inc.	266,803
1,469	AMC Networks, Inc., Class A*	95,279
4,350	American Eagle Outfitters, Inc.	61,335
1,137	Ann, Inc.*	41,762
2,427	Apollo Education Group, Inc.*	75,771
3,255	Ascena Retail Group, Inc.*	43,584
1,393	Big Lots, Inc.	70,764
1,606	Brinker International, Inc.	90,466
2,309	Brunswick Corp.	114,711
1,184	Cabela’s, Inc.*	64,220
1,321	Carter’s, Inc.	109,920
1,145	Cheesecake Factory, Inc. (The)	55,452
3,798	Chico’s FAS, Inc.	60,274
2,588	Cinemark Holdings, Inc.	93,970
1,880	CST Brands, Inc.	82,081
861	Deckers Outdoor Corp.*	83,276
1,425	DeVry Education Group, Inc.	69,626
2,471	Dick’s Sporting Goods, Inc.	125,057
1,370	Domino’s Pizza, Inc.	128,575
1,789	DreamWorks Animation SKG, Inc., Class A*	42,650
3,573	Foot Locker, Inc.	204,697
3,635	Gentex Corp.	129,261
109	Graham Holdings Co., Class B	96,736
1,589	Guess?, Inc.	36,023
2,477	Hanesbrands, Inc.	286,638
806	HSN, Inc.	58,782
6,145	International Game Technology	104,649
695	International Speedway Corp., Class A	21,740
7,578	J.C. Penney Co., Inc.*	60,700
4,446	Jarden Corp.*	196,291
1,166	John Wiley & Sons, Inc., Class A	69,634
3,155	Kate Spade & Co.*	101,055
2,262	KB Home	39,743
1,990	Lamar Advertising Co., Class A (REIT)	106,047
894	Life Time Fitness, Inc.*	49,510
3,589	Live Nation Entertainment, Inc.*	96,185
7,504	LKQ Corp.*	217,991
971	MDC Holdings, Inc.	25,547
907	Meredith Corp.	47,872
1,068	Murphy USA, Inc.*	68,053
3,251	New York Times Co. (The), Class A	41,255
99	NVR, Inc.*	124,608
12,027	Office Depot, Inc.*	79,739
639	Panera Bread Co., Class A*	106,969
1,509	Polaris Industries, Inc.	236,475
1,314	Rent-A-Center, Inc.	45,333
5,250	Service Corp. International	118,650
1,994	Signet Jewelers Ltd.	261,134
1,526	Sotheby’s	61,666
1,514	Tempur Sealy International, Inc.*	86,374
1,153	Thor Industries, Inc.	67,750
2,708	Time, Inc.	64,830
4,025	Toll Brothers, Inc.*	140,835
1,253	Tupperware Brands Corp.	84,264
6,839	Wendy’s Co. (The)	59,636
2,176	Williams-Sonoma, Inc.	162,243
		5,631,079
	Consumer Staples — 2.3%

3,323	Church & Dwight Co., Inc.	254,907
2,331	Dean Foods Co.	39,743
1,535	Energizer Holdings, Inc.	199,581
4,584	Flowers Foods, Inc.	89,388
1,252	Hain Celestial Group, Inc. (The)*	141,751
1,854	Ingredion, Inc.	154,308
483	Lancaster Colony Corp.	45,354
1,114	Post Holdings, Inc.*	44,560
5,121	SUPERVALU, Inc.*	47,933
498	Tootsie Roll Industries, Inc.	14,512
1,234	United Natural Foods, Inc.*	92,784
4,328	WhiteWave Foods Co. (The)*	158,535
		1,283,356
	Energy — 3.1%

1,487	Atwood Oceanics, Inc.*	47,718
7,744	California Resources Corp.*	62,339
488	CARBO Ceramics, Inc.	18,564
1,905	Dresser-Rand Group, Inc.*	154,515
994	Dril-Quip, Inc.*	79,271
1,820	Energen Corp.	108,690
2,125	Gulfport Energy Corp.*	101,426
2,440	Helix Energy Solutions Group, Inc.*	55,803
4,936	HollyFrontier Corp.	201,488
2,685	Oceaneering International, Inc.	168,376
1,344	Oil States International, Inc.*	66,998
3,633	Patterson-UTI Energy, Inc.	64,268
6,748	Peabody Energy Corp.	68,222
1,528	Rosetta Resources, Inc.*	44,954
3,095	Rowan Cos. PLC, Class A	67,378
1,675	SM Energy Co.	72,779
3,845	Superior Energy Services, Inc.	74,247
1,236	Tidewater, Inc.	38,205
1,146	Unit Corp.*	43,800
1,855	Western Refining, Inc.	76,259
1,797	World Fuel Services Corp.	81,368
5,044	WPX Energy, Inc.*	68,447
		1,765,115
	Financials — 16.4%

1,127	Alexander & Baldwin, Inc.	42,916
1,784	Alexandria Real Estate Equities, Inc. (REIT)	153,281
407	Alleghany Corp.*	185,812
2,609	American Campus Communities, Inc. (REIT)	104,360
1,863	American Financial Group, Inc./OH	112,507
3,953	Arthur J. Gallagher & Co.	189,546
1,627	Aspen Insurance Holdings Ltd.	71,962
3,850	Associated Banc-Corp	71,148
2,178	Astoria Financial Corp.	28,815
2,125	BancorpSouth, Inc.	46,516
1,100	Bank of Hawaii Corp.	63,393
4,851	BioMed Realty Trust, Inc. (REIT)	104,054
2,946	Brown & Brown, Inc.	94,861
2,127	Camden Property Trust (REIT)	163,098
1,842	Cathay General Bancorp	46,750
2,118	CBOE Holdings, Inc.	126,889
1,190	City National Corp./CA	91,856
2,057	Commerce Bancshares, Inc./MO	88,079
2,299	Corporate Office Properties Trust (REIT)	64,625
2,894	Corrections Corp. of America (REIT)	104,907
1,362	Cullen/Frost Bankers, Inc.	101,687

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,481	Duke Realty Corp. (REIT)	$164,871
3,564	East West Bancorp, Inc.	131,048
2,952	Eaton Vance Corp.	123,364
1,908	Equity One, Inc. (REIT)	46,231
1,130	Everest Re Group Ltd.	198,191
2,740	Extra Space Storage, Inc. (REIT)	162,400
1,683	Federal Realty Investment Trust (REIT)	223,267
2,373	Federated Investors, Inc., Class B	74,607
2,662	First American Financial Corp.	85,211
5,895	First Horizon National Corp.	75,220
8,799	First Niagara Financial Group, Inc.	71,888
4,111	FirstMerit Corp.	73,546
4,668	Fulton Financial Corp.	55,736
2,035	Hancock Holding Co.	66,565
1,095	Hanover Insurance Group, Inc. (The)	78,052
2,486	HCC Insurance Holdings, Inc.	131,932
2,246	Highwoods Properties, Inc. (REIT)	96,937
1,420	Home Properties, Inc. (REIT)	92,570
3,724	Hospitality Properties Trust (REIT)	113,954
1,447	International Bancshares Corp.	36,927
3,692	Janus Capital Group, Inc.	58,038
1,114	Jones Lang LaSalle, Inc.	162,265
1,244	Kemper Corp.	43,863
2,068	Kilroy Realty Corp. (REIT)	142,030
2,587	LaSalle Hotel Properties (REIT)	104,437
3,682	Liberty Property Trust (REIT)	130,269
2,079	Mack-Cali Realty Corp. (REIT)	39,958
902	Mercury General Corp.	49,754
1,869	Mid-America Apartment Communities, Inc. (REIT)	137,671
2,897	MSCI, Inc.	140,099
3,275	National Retail Properties, Inc. (REIT)	126,186
11,004	New York Community Bancorp, Inc.	174,854
6,030	Old Republic International Corp.	91,234
3,163	Omega Healthcare Investors, Inc. (REIT)	120,890
2,407	PacWest Bancorp	111,926
1,009	Potlatch Corp. (REIT)	41,924
1,350	Primerica, Inc.	70,781
1,491	Prosperity Bancshares, Inc.	83,764
1,960	Protective Life Corp.	136,632
3,126	Raymond James Financial, Inc.	175,994
3,146	Rayonier, Inc. (REIT)	85,823
5,534	Realty Income Corp. (REIT)	257,110
2,296	Regency Centers Corp. (REIT)	141,158
1,704	Reinsurance Group of America, Inc.	146,067
1,007	RenaissanceRe Holdings Ltd.	98,605
3,253	SEI Investments Co.	128,916
5,065	Senior Housing Properties Trust (REIT)	114,114
1,251	Signature Bank/NY*	151,709
2,376	SL Green Realty Corp. (REIT)	275,949
10,514	SLM Corp.	101,776
1,087	StanCorp Financial Group, Inc.	71,851
1,261	SVB Financial Group*	132,594
3,456	Synovus Financial Corp.	89,303
2,384	Tanger Factory Outlet Centers, Inc. (REIT)	87,207
1,574	Taubman Centers, Inc. (REIT)	125,117
4,148	TCF Financial Corp.	64,377
1,676	Trustmark Corp.	39,118
6,257	UDR, Inc. (REIT)	192,590
5,400	Umpqua Holdings Corp.	91,746
5,462	Valley National Bancorp	53,200
2,536	W. R. Berkley Corp.	132,481
2,100	Waddell & Reed Financial, Inc., Class A	100,968
2,474	Washington Federal, Inc.	53,537
3,857	Washington Prime Group, Inc. (REIT)	66,456
2,244	Webster Financial Corp.	70,619
2,796	Weingarten Realty Investors (REIT)	101,774
		9,276,313
	Health Care — 7.2%

1,808	Align Technology, Inc.*	102,875
4,210	Allscripts Healthcare Solutions, Inc.*	50,604
510	Bio-Rad Laboratories, Inc., Class A*	60,583
920	Bio-Techne Corp.	84,281
1,456	Centene Corp.*	143,809
1,160	Charles River Laboratories International, Inc.*	75,110
2,865	Community Health Systems, Inc.*	134,884
1,200	Cooper Cos., Inc. (The)	202,680
1,405	Covance, Inc.*	144,181
1,883	Cubist Pharmaceuticals, Inc.*	142,750
3,815	Endo International PLC*	279,144
1,162	Halyard Health, Inc.*	45,562
1,996	Health Net, Inc.*	102,554
2,109	Henry Schein, Inc.*	289,355
1,426	Hill-Rom Holdings, Inc.	65,254
2,181	HMS Holdings Corp.*	45,496
6,007	Hologic, Inc.*	160,988
1,185	IDEXX Laboratories, Inc.*	176,980
1,122	LifePoint Hospitals, Inc.*	77,631
2,492	MEDNAX, Inc.*	163,126
718	Mettler-Toledo International, Inc.*	210,561
2,433	Omnicare, Inc.	171,089
1,568	Owens & Minor, Inc.	53,641
3,484	ResMed, Inc.	185,349
1,583	Salix Pharmaceuticals Ltd.*	162,558
1,376	Sirona Dental Systems, Inc.*	118,873
1,475	STERIS Corp.	94,031
1,029	Teleflex, Inc.	122,605
1,400	Thoratec Corp.*	43,666
1,175	United Therapeutics Corp.*	155,770
2,143	VCA, Inc.*	101,428
1,091	WellCare Health Plans, Inc.*	80,450
		4,047,868
	Industrials — 11.0%

1,880	A. O. Smith Corp.	101,388
1,074	Acuity Brands, Inc.	148,427
3,734	AECOM Technology Corp.*	119,525
2,122	AGCO Corp.	89,527
3,353	Alaska Air Group, Inc.	197,928
794	Alliant Techsystems, Inc.	90,262
2,618	B/E Aerospace, Inc.*	203,864
1,594	Carlisle Cos., Inc.	142,504
2,652	Civeo Corp.	24,982
1,254	CLARCOR, Inc.	82,626
1,372	Clean Harbors, Inc.*	64,141
1,430	Con-way, Inc.	70,842
2,820	Copart, Inc.*	102,479
839	Corporate Executive Board Co. (The)	61,423
1,232	Crane Co.	72,725
1,238	Deluxe Corp.	72,361
3,305	Donaldson Co., Inc.	128,895
794	Esterline Technologies Corp.*	94,351
4,682	Exelis, Inc.	83,995

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,939	Fortune Brands Home & Security, Inc.	$176,940
1,016	FTI Consulting, Inc.*	39,390
1,114	GATX Corp.	69,001
1,270	Genesee & Wyoming, Inc., Class A*	125,209
1,494	Graco, Inc.	119,669
894	Granite Construction, Inc.	32,050
2,009	Harsco Corp.	38,894
1,477	Herman Miller, Inc.	44,886
1,121	HNI Corp.	52,620
1,352	Hubbell, Inc., Class B	144,394
1,207	Huntington Ingalls Industries, Inc.	131,527
1,991	IDEX Corp.	152,929
2,277	ITT Corp.	94,268
2,289	J.B. Hunt Transport Services, Inc.	188,911
6,095	JetBlue Airways Corp.*	89,170
3,610	KBR, Inc.	60,792
1,956	Kennametal, Inc.	72,020
1,418	Kirby Corp.*	136,326
1,111	Landstar System, Inc.	89,302
1,111	Lennox International, Inc.	104,067
1,975	Lincoln Electric Holdings, Inc.	142,279
1,982	Manpowergroup, Inc.	132,517
781	MSA Safety, Inc.	42,900
1,272	MSC Industrial Direct Co., Inc., Class A	98,796
1,459	Nordson Corp.	114,021
2,661	NOW, Inc.*	71,262
1,692	Old Dominion Freight Line, Inc.*	137,120
1,982	Oshkosh Corp.	89,983
4,967	R.R. Donnelley & Sons Co.	83,644
1,123	Regal-Beloit Corp.	81,215
1,594	Rollins, Inc.	51,853
1,058	SPX Corp.	94,892
2,739	Terex Corp.	78,609
1,896	Timken Co. (The)	81,130
1,745	Towers Watson & Co., Class A	197,115
3,879	Trinity Industries, Inc.	124,361
1,278	Triumph Group, Inc.	86,981
612	Valmont Industries, Inc.	82,755
2,394	Wabtec Corp.	211,845
3,085	Waste Connections, Inc.	145,643
678	Watsco, Inc.	68,817
1,107	Werner Enterprises, Inc.	34,339
1,449	Woodward, Inc.	74,884
		6,241,571
	Information Technology — 12.8%

2,569	3D Systems Corp.*	90,634
2,836	ACI Worldwide, Inc.*	55,160
1,918	Acxiom Corp.*	36,500
15,462	Advanced Micro Devices, Inc.*	43,139
1,102	Advent Software, Inc.	34,746
2,287	ANSYS, Inc.*	191,010
1,956	AOL, Inc.*	90,289
3,274	ARRIS Group, Inc.*	97,467
2,457	Arrow Electronics, Inc.*	143,587
10,404	Atmel Corp.*	82,296
3,437	Avnet, Inc.	150,506
1,075	Belden, Inc.	78,507
2,971	Broadridge Financial Solutions, Inc.	134,557
7,210	Cadence Design Systems, Inc.*	136,053
3,985	CDK Global, Inc.	151,709
2,649	Ciena Corp.*	43,788
2,156	Cognex Corp.*	87,771
1,059	CommVault Systems, Inc.*	50,091
5,472	Compuware Corp.	56,471
1,191	Concur Technologies, Inc.*	153,413
2,513	Convergys Corp.	52,396
1,497	Conversant, Inc.*	52,425
2,266	CoreLogic, Inc.*	75,277
2,984	Cree, Inc.*	108,439
3,642	Cypress Semiconductor Corp.*	38,605
1,606	Diebold, Inc.	58,105
761	DST Systems, Inc.	75,529
1,361	Equinix, Inc.	309,178
973	FactSet Research Systems, Inc.	133,359
799	Fair Isaac Corp.	57,352
2,986	Fairchild Semiconductor International, Inc.*	48,164
1,043	FEI Co.	89,323
3,420	Fortinet, Inc.*	94,255
2,210	Gartner, Inc.*	188,911
1,695	Global Payments, Inc.	146,380
2,735	Informatica Corp.*	99,499
3,868	Ingram Micro, Inc., Class A*	106,099
3,699	Integrated Device Technology, Inc.*	69,023
924	InterDigital, Inc.	46,089
1,778	International Rectifier Corp.*	70,907
3,220	Intersil Corp., Class A	42,214
976	Itron, Inc.*	39,430
4,968	Jabil Circuit, Inc.	103,086
2,050	Jack Henry & Associates, Inc.	125,993
5,718	JDS Uniphase Corp.*	76,278
4,145	Keysight Technologies, Inc.*	145,904
2,114	Knowles Corp.*	44,162
1,546	Leidos Holdings, Inc.	62,474
1,548	Lexmark International, Inc., Class A	66,347
2,402	Mentor Graphics Corp.	53,348
2,499	National Instruments Corp.	80,443
4,176	NCR Corp.*	123,818
1,394	NeuStar, Inc., Class A*	37,987
1,065	Plantronics, Inc.	55,561
3,406	Polycom, Inc.*	44,857
2,916	PTC, Inc.*	113,928
2,951	Rackspace Hosting, Inc.*	135,480
7,150	RF Micro Devices, Inc.*	104,462
3,970	Riverbed Technology, Inc.*	82,080
2,355	Rovi Corp.*	52,469
1,005	Science Applications International Corp.	50,883
1,674	Semtech Corp.*	42,620
1,004	Silicon Laboratories, Inc.*	45,531
4,711	Skyworks Solutions, Inc.	317,851
1,631	SolarWinds, Inc.*	84,682
1,706	Solera Holdings, Inc.	89,855
6,216	SunEdison, Inc.*	134,576
3,874	Synopsys, Inc.*	168,093
951	Tech Data Corp.*	59,276
5,376	Teradyne, Inc.	106,714
3,789	TIBCO Software, Inc.*	91,050
6,461	Trimble Navigation Ltd.*	181,716
703	Ultimate Software Group, Inc. (The)*	103,510
2,811	VeriFone Systems, Inc.*	100,240
3,372	Vishay Intertechnology, Inc.	46,770
963	WEX, Inc.*	108,896
1,262	Zebra Technologies Corp., Class A*	92,315
		7,241,908
	Materials — 5.2%

1,945	Albemarle Corp.	114,833
1,620	AptarGroup, Inc.	105,705

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,782	Ashland, Inc.	$203,237
1,605	Cabot Corp.	69,143
1,323	Carpenter Technology Corp.	66,706
3,808	Cliffs Natural Resources, Inc.	34,729
2,929	Commercial Metals Co.	47,860
834	Compass Minerals International, Inc.	72,600
1,785	Cytec Industries, Inc.	85,858
1,616	Domtar Corp.	65,771
1,248	Eagle Materials, Inc.	102,823
843	Greif, Inc., Class A	36,966
3,515	Louisiana-Pacific Corp.*	53,569
858	Minerals Technologies, Inc.	63,689
267	NewMarket Corp.	105,123
1,953	Olin Corp.	49,137
2,446	Packaging Corp. of America	181,689
2,295	PolyOne Corp.	85,604
1,938	Reliance Steel & Aluminum Co.	123,916
3,559	Rock-Tenn Co., Class A	202,187
1,619	Royal Gold, Inc.	103,098
3,319	RPM International, Inc.	158,316
1,111	Scotts Miracle-Gro Co. (The), Class A	67,804
1,199	Sensient Technologies Corp.	70,681
1,088	Silgan Holdings, Inc.	54,900
2,529	Sonoco Products Co.	106,269
5,967	Steel Dynamics, Inc.	134,496
948	TimkenSteel Corp.	33,768
3,608	United States Steel Corp.	120,327
1,895	Valspar Corp. (The)	159,009
1,263	Worthington Industries, Inc.	47,628
		2,927,441
	Telecommunication Services — 0.1%

3	Level 3 Communications, Inc.*	150
2,460	Telephone & Data Systems, Inc.	62,878
		63,028
	Utilities — 3.4%

2,758	Alliant Energy Corp.	173,395
4,405	Aqua America, Inc.	117,085
2,495	Atmos Energy Corp.	133,981
1,110	Black Hills Corp.	59,951
1,501	Cleco Corp.	80,649
3,830	Great Plains Energy, Inc.	100,231
2,550	Hawaiian Electric Industries, Inc.	71,885
1,250	IDACORP, Inc.	77,638
4,821	MDU Resources Group, Inc.	118,211
2,091	National Fuel Gas Co.	144,844
4,953	OGE Energy Corp.	176,773
1,293	ONE Gas, Inc.	50,194
1,980	PNM Resources, Inc.	57,341
4,357	Questar Corp.	104,524
4,285	UGI Corp.	161,587
2,051	Vectren Corp.	90,675
3,224	Westar Energy, Inc.	126,026
1,291	WGL Holdings, Inc.	63,091
		1,908,081
	Total Common Stocks
	(Cost $41,449,651)	40,385,760

Principal Amount
	Repurchase Agreements (a)(b) — 9.1%
$5,138,264	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $5,138,293	5,138,264
	Total Repurchase Agreements (Cost $5,138,264)	5,138,264

	Total Investment Securities (Cost $46,587,915) — 80.5%	45,524,024
	Other assets less liabilities — 19.5%	11,055,086
	Net Assets — 100.0%	$56,579,110

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $5,346,383.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,697,884
Aggregate gross unrealized depreciation	(2,770,760)
Net unrealized depreciation	$(1,072,876)
Federal income tax cost of investments	$46,596,900

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	19	12/19/14	$2,739,040	$113,557

Cash collateral in the amount of $140,030 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

Swap Agreements(1)

UltraPro MidCap400 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$3,634,384	01/06/16	Bank of America, N.A.	0.31%	S&P MidCap 400® Index	$1,890,628	$(1,890,628)	$—	$—
13,483,377	12/07/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	74,853	—	—	74,853
162,508	11/06/15	Credit Suisse International	0.36%	S&P MidCap 400® Index	49,292	—	—	49,292
137,950	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	85,835
2,315,313	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	1,224,544
2,453,263					1,310,379	—	(1,150,001)	160,378
2,682,605	12/07/15	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	25,808
27,911,134	01/06/15	Goldman Sachs International	0.52%	S&P MidCap 400® Index	1,658,761
30,593,739					1,684,569	(1,684,569)	—	—
124,512	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P MidCap 400® Index	90,188	—	—	90,188
32,479,771	01/06/16	Societe Generale	0.54%	S&P MidCap 400® Index	3,487,618	—	(3,487,618)	—
43,694,949	01/06/15	UBS AG	0.46%	S&P MidCap 400® Index	1,796,585	(1,796,585)	—	—
$126,626,503					$10,384,112

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 70.8%
	Consumer Discretionary — 9.8%

1,828	1-800-Flowers.com, Inc., Class A*	$15,629
752	2U, Inc.*	13,596
1,381	A.H. Belo Corp., Class A	16,572
5,779	Aeropostale, Inc.*	20,111
1,546	AMC Entertainment Holdings, Inc., Class A	40,536
4,973	American Axle & Manufacturing Holdings, Inc.*	106,124
14,292	American Eagle Outfitters, Inc.	201,517
1,286	American Public Education, Inc.*	43,210
572	America’s Car-Mart, Inc.*	29,372
3,443	Ann, Inc.*	126,461
949	Arctic Cat, Inc.	31,364
2,255	Asbury Automotive Group, Inc.*	170,726
1,020	Ascent Capital Group, Inc., Class A*	54,896
3,016	Barnes & Noble, Inc.*	70,454
1,965	Beazer Homes USA, Inc.*	39,182
2,306	bebe stores, inc.	6,964
7,101	Belmond Ltd., Class A*	80,383
1,355	Big 5 Sporting Goods Corp.	17,778
129	Biglari Holdings, Inc.*	47,917
1,742	BJ’s Restaurants, Inc.*	85,637
1,671	Black Diamond, Inc.*	15,189
5,673	Bloomin’ Brands, Inc.*	129,174
891	Blue Nile, Inc.*	30,864
1,815	Bob Evans Farms, Inc.	98,663
1,073	Bon-Ton Stores, Inc. (The)	9,035
5,699	Boyd Gaming Corp.*	72,833
1,407	Bravo Brio Restaurant Group, Inc.*	18,474
1,212	Bridgepoint Education, Inc.*	12,968
2,258	Bright Horizons Family Solutions, Inc.*	100,933
3,210	Brown Shoe Co., Inc.	105,160
6,816	Brunswick Corp.	338,619
2,073	Buckle, Inc. (The)	106,117
1,389	Buffalo Wild Wings, Inc.*	236,422
906	Build-A-Bear Workshop, Inc.*	18,646
2,108	Burlington Stores, Inc.*	94,164
3,361	Caesars Acquisition Co., Class A*	35,223
3,768	Caesars Entertainment Corp.*	63,905
5,698	Callaway Golf Co.	42,222
804	Capella Education Co.	54,817
4,942	Career Education Corp.*	28,960
1,777	Carmike Cinemas, Inc.*	52,670
1,177	Carriage Services, Inc.	22,610
2,589	Carrols Restaurant Group, Inc.*	19,443
2,015	Cato Corp. (The), Class A	80,842
650	Cavco Industries, Inc.*	48,185
5,185	Central European Media Enterprises Ltd., Class A*	14,674
296	Century Communities, Inc.*	5,124
3,672	Cheesecake Factory, Inc. (The)	177,835
5,413	Chegg, Inc.*	36,592
1,621	Children’s Place, Inc. (The)	90,873
2,679	Christopher & Banks Corp.*	19,396
986	Churchill Downs, Inc.	94,942
1,207	Chuy’s Holdings, Inc.*	25,842
5,625	Cinedigm Corp., Class A*	10,013
1,147	Citi Trends, Inc.*	27,138
1,609	ClubCorp Holdings, Inc.	31,713
507	Collectors Universe, Inc.	11,159
2,020	Columbia Sportswear Co.	91,001
2,034	Conn’s, Inc.*	69,766
1,263	Container Store Group, Inc. (The)*	27,508
4,667	Cooper Tire & Rubber Co.	158,351
1,008	Cooper-Standard Holding, Inc.*	54,190
1,692	Core-Mark Holding Co., Inc.	101,706
888	Coupons.com, Inc.*	13,560
1,404	Cracker Barrel Old Country Store, Inc.	179,726
6,433	Crocs, Inc.*	85,430
2,549	Crown Media Holdings, Inc., Class A*	8,616
684	CSS Industries, Inc.	19,843
642	Culp, Inc.	12,031
10,621	Cumulus Media, Inc., Class A*	42,378
78	Daily Journal Corp.*	17,066
12,451	Dana Holding Corp.	263,961
1,737	Del Frisco’s Restaurant Group, Inc.*	38,596
6,400	Denny’s Corp.*	62,016
1,009	Destination Maternity Corp.	16,174
2,570	Destination XL Group, Inc.*	13,287
1,095	Dex Media, Inc.*	9,373
2,599	Diamond Resorts International, Inc.*	62,844
1,224	DineEquity, Inc.	121,580
1,099	Dixie Group, Inc. (The)*	8,418
1,986	Dorman Products, Inc.*	93,997
1,737	Drew Industries, Inc.	81,813
2,293	E.W. Scripps Co. (The), Class A*	44,897
605	El Pollo Loco Holdings, Inc.*	16,589
1,109	Empire Resorts, Inc.*	7,552
1,815	Entercom Communications Corp., Class A*	19,275
4,249	Entravision Communications Corp., Class A	27,449
1,634	Eros International PLC*	35,213
727	Escalade, Inc.	9,669
1,857	Ethan Allen Interiors, Inc.	54,986
3,137	EVINE Live, Inc.*	19,261
6,194	Express, Inc.*	92,600
344	Famous Dave’s of America, Inc.*	8,772
2,117	Federal-Mogul Holdings Corp.*	32,856
1,970	Fiesta Restaurant Group, Inc.*	110,438
3,546	Finish Line, Inc. (The), Class A	101,203
3,987	Five Below, Inc.*	186,033
359	Flexsteel Industries, Inc.	11,388
821	Fox Factory Holding Corp.*	11,256
3,105	Francesca’s Holdings Corp.*	39,371
2,711	Fred’s, Inc., Class A	42,021
1,392	FTD Cos., Inc.*	48,247
1,039	Fuel Systems Solutions, Inc.*	10,255
1,410	G-III Apparel Group Ltd.*	124,771
1,102	Gaiam, Inc., Class A*	8,100
1,764	Genesco, Inc.*	143,537
2,594	Gentherm, Inc.*	97,768
1,121	Global Sources Ltd.*	7,253
3,427	Grand Canyon Education, Inc.*	156,511
3,643	Gray Television, Inc.*	37,851
1,778	Group 1 Automotive, Inc.	159,149
4,518	Guess?, Inc.	102,423
3,621	Harte-Hanks, Inc.	22,161
1,481	Haverty Furniture Cos., Inc.	31,190
2,102	Helen of Troy Ltd.*	135,915
613	Hemisphere Media Group, Inc.*	7,730
885	hhgregg, Inc.*	5,620
1,904	Hibbett Sports, Inc.*	95,524

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,013	Houghton Mifflin Harcourt Co.*	$154,010
8,584	Hovnanian Enterprises, Inc., Class A*	36,911
2,439	HSN, Inc.	177,876
3,536	Iconix Brand Group, Inc.*	142,890
557	Ignite Restaurant Group, Inc.*	4,205
630	Installed Building Products, Inc.*	10,710
2,047	International Speedway Corp., Class A	64,030
2,919	Interval Leisure Group, Inc.	63,459
987	Intrawest Resorts Holdings, Inc.*	10,581
2,169	iRobot Corp.*	78,995
1,592	Isle of Capri Casinos, Inc.*	11,526
1,716	ITT Educational Services, Inc.*	14,260
2,942	Jack in the Box, Inc.	219,179
1,373	JAKKS Pacific, Inc.*	10,105
1,262	Jamba, Inc.*	15,636
366	Johnson Outdoors, Inc., Class A	11,097
3,295	Journal Communications, Inc., Class A*	32,719
2,527	K12, Inc.*	29,061
6,155	KB Home	108,143
1,074	Kirkland’s, Inc.*	23,327
4,788	Krispy Kreme Doughnuts, Inc.*	97,484
3,253	La Quinta Holdings, Inc.*	71,631
1,210	Lands’ End, Inc.*	57,572
3,845	La-Z-Boy, Inc.	99,932
4,799	LeapFrog Enterprises, Inc.*	26,203
3,939	Lee Enterprises, Inc.*	13,983
1,051	LGI Homes, Inc.*	16,795
1,577	Libbey, Inc.*	47,389
279	Liberty Tax, Inc.*	10,631
3,004	Life Time Fitness, Inc.*	166,362
5,918	LifeLock, Inc.*	97,706
766	Lifetime Brands, Inc.	11,444
1,678	Lithia Motors, Inc., Class A	123,350
963	Loral Space & Communications, Inc.*	75,586
2,016	Lumber Liquidators Holdings, Inc.*	128,197
1,800	M/I Homes, Inc.*	41,256
614	Malibu Boats, Inc., Class A*	11,494
1,320	Marcus Corp. (The)	21,727
781	Marine Products Corp.	5,116
1,824	MarineMax, Inc.*	33,762
1,973	Marriott Vacations Worldwide Corp.	145,035
2,199	Martha Stewart Living Omnimedia, Inc., Class A*	9,346
1,101	Mattress Firm Holding Corp.*	78,204
4,491	McClatchy Co. (The), Class A*	14,731
2,871	MDC Holdings, Inc.	75,536
3,122	MDC Partners, Inc., Class A	68,903
3,998	Media General, Inc.*	61,209
3,526	Men’s Wearhouse, Inc. (The)	164,735
2,640	Meredith Corp.	139,339
2,876	Meritage Homes Corp.*	112,797
3,505	Modine Manufacturing Co.*	42,656
697	Monarch Casino & Resort, Inc.*	11,542
2,315	Monro Muffler Brake, Inc.	126,839
2,144	Morgans Hotel Group Co.*	17,366
1,313	Motorcar Parts of America, Inc.*	44,314
1,350	Movado Group, Inc.	38,786
2,175	Multimedia Games Holding Co., Inc.*	78,931
356	NACCO Industries, Inc., Class A	20,662
232	Nathan’s Famous, Inc.*	17,442
4,470	National CineMedia, Inc.	63,295
2,291	Nautilus, Inc.*	29,394
616	New Home Co., Inc. (The)*	8,778
2,682	New Media Investment Group, Inc.	54,498
2,153	New York & Co., Inc.*	5,921
10,171	New York Times Co. (The), Class A	129,070
2,252	Nexstar Broadcasting Group, Inc., Class A	115,550
796	Noodles & Co.*	19,486
2,114	Nutrisystem, Inc.	40,103
39,306	Office Depot, Inc.*	260,599
3,791	Orbitz Worldwide, Inc.*	28,963
1,498	Outerwall, Inc.*	105,279
854	Overstock.com, Inc.*	21,230
1,067	Oxford Industries, Inc.	70,667
3,649	Pacific Sunwear of California, Inc.*	6,130
2,252	Papa John’s International, Inc.	118,861
429	Papa Murphy’s Holdings, Inc.*	4,303
5,775	Penn National Gaming, Inc.*	82,005
3,913	Pep Boys-Manny Moe & Jack (The)*	38,113
895	Perry Ellis International, Inc.*	23,619
1,485	PetMed Express, Inc.	20,048
6,948	Pier 1 Imports, Inc.	95,882
4,382	Pinnacle Entertainment, Inc.*	109,068
3,315	Pool Corp.	196,944
1,739	Popeyes Louisiana Kitchen, Inc.*	96,062
1,097	Potbelly Corp.*	14,458
9,983	Quiksilver, Inc.*	20,365
1,698	Radio One, Inc., Class D*	2,870
973	ReachLocal, Inc.*	3,162
1,269	Reading International, Inc., Class A*	15,088
1,051	Red Robin Gourmet Burgers, Inc.*	70,785
3,208	Regis Corp.*	53,060
1,050	Remy International, Inc.	19,320
3,880	Rent-A-Center, Inc.	133,860
729	Rentrak Corp.*	61,309
2,290	Restoration Hardware Holdings, Inc.*	193,436
2,262	RetailMeNot, Inc.*	33,308
4,517	Ruby Tuesday, Inc.*	37,672
2,649	Ruth’s Hospitality Group, Inc.	34,808
3,451	Ryland Group, Inc. (The)	135,038
267	Saga Communications, Inc., Class A	10,685
803	Salem Communications Corp., Class A	6,312
1,949	Scholastic Corp.	69,190
3,727	Scientific Games Corp., Class A*	56,427
853	Sears Hometown and Outlet Stores, Inc.*	11,200
3,987	Select Comfort Corp.*	105,018
1,239	Sequential Brands Group, Inc.*	15,264
3,250	SFX Entertainment, Inc.*	14,138
612	Shiloh Industries, Inc.*	9,914
1,113	Shoe Carnival, Inc.	22,539
2,831	Shutterfly, Inc.*	121,054
5,047	Sinclair Broadcast Group, Inc., Class A	147,171
1,619	Sizmek, Inc.*	9,277
2,874	Skechers U.S.A., Inc., Class A*	176,492

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,464	Skullcandy, Inc.*	$13,879
4,041	Smith & Wesson Holding Corp.*	40,289
2,931	Sonic Automotive, Inc., Class A	75,591
3,994	Sonic Corp.	108,597
4,478	Sotheby’s	180,956
2,534	Spartan Motors, Inc.	12,695
857	Speedway Motorsports, Inc.	16,891
716	Sportsman’s Warehouse Holdings, Inc.*	5,048
2,330	Stage Stores, Inc.	47,742
1,457	Standard Motor Products, Inc.	55,585
10,641	Standard Pacific Corp.*	80,340
2,040	Stein Mart, Inc.	28,968
1,081	Steiner Leisure Ltd.*	47,856
4,283	Steven Madden Ltd.*	146,050
2,077	Stoneridge, Inc.*	22,556
255	Strattec Security Corp.	26,459
798	Strayer Education, Inc.*	60,401
1,427	Sturm Ruger & Co., Inc.	54,354
1,736	Superior Industries International, Inc.	31,456
833	Systemax, Inc.*	10,762
4,474	Tenneco, Inc.*	243,162
5,122	Texas Roadhouse, Inc.	169,333
2,060	Tile Shop Holdings, Inc.*	20,559
781	Tilly’s, Inc., Class A*	5,834
8,103	Time, Inc.	193,986
1,516	Tower International, Inc.*	38,703
657	Townsquare Media, Inc., Class A*	8,199
10,772	TRI Pointe Homes, Inc.*	164,381
3,193	Tuesday Morning Corp.*	68,011
3,723	Tumi Holdings, Inc.*	81,496
516	Turtle Beach Corp.*	1,971
576	UCP, Inc., Class A*	6,561
1,077	Unifi, Inc.*	30,673
1,171	Universal Electronics, Inc.*	70,857
1,594	Universal Technical Institute, Inc.	16,705
2,655	Vail Resorts, Inc.	232,684
1,605	Vera Bradley, Inc.*	36,899
821	Vince Holding Corp.*	30,484
2,261	Vitamin Shoppe, Inc.*	108,211
1,433	VOXX International Corp.*	12,052
863	WCI Communities, Inc.*	16,052
2,034	Weight Watchers International, Inc.*	58,986
1,287	West Marine, Inc.*	14,067
485	Weyco Group, Inc.	13,342
1,292	William Lyon Homes, Class A*	26,589
173	Winmark Corp.	13,973
2,000	Winnebago Industries, Inc.	50,360
7,453	Wolverine World Wide, Inc.	227,391
2,186	World Wrestling Entertainment, Inc., Class A	25,161
429	Zoe’s Kitchen, Inc.*	13,569
1,524	Zumiez, Inc.*	54,513
		17,430,973
	Consumer Staples — 2.3%

3,311	22nd Century Group, Inc.*	6,490
212	Alico, Inc.	7,579
6,481	Alliance One International, Inc.*	11,731
2,073	Andersons, Inc. (The)	112,025
3,944	B&G Foods, Inc.	112,877
611	Boston Beer Co., Inc. (The), Class A*	160,675
4,475	Boulder Brands, Inc.*	48,330
989	Calavo Growers, Inc.	42,468
2,283	Cal-Maine Foods, Inc.	95,612
2,828	Casey’s General Stores, Inc.	236,760
3,174	Central Garden and Pet Co., Class A*	26,185
1,320	Chefs’ Warehouse, Inc. (The)*	22,730
3,451	Chiquita Brands International, Inc.*	49,901
342	Coca-Cola Bottling Co. Consolidated	32,340
809	Craft Brew Alliance, Inc.*	10,954
12,098	Darling Ingredients, Inc.*	225,023
6,871	Dean Foods Co.	117,151
1,602	Diamond Foods, Inc.*	47,724
1,903	Elizabeth Arden, Inc.*	33,074
1,360	Fairway Group Holdings Corp.*	5,046
550	Farmer Bros Co.*	15,686
1,601	Female Health Co. (The)	6,820
2,654	Fresh Del Monte Produce, Inc.	89,599
3,147	Fresh Market, Inc. (The)*	128,901
6,113	Harbinger Group, Inc.*	83,870
2,352	IGI Laboratories, Inc.*	24,625
974	Ingles Markets, Inc., Class A	26,434
1,223	Inter Parfums, Inc.	31,370
1,123	Inventure Foods, Inc.*	15,509
1,093	J&J Snack Foods Corp.	114,820
609	John B. Sanfilippo & Son, Inc.*	25,468
1,359	Lancaster Colony Corp.	127,610
2,314	Liberator Medical Holdings, Inc.	6,479
345	Lifeway Foods, Inc.*	6,389
823	Limoneira Co.	21,110
965	Medifast, Inc.*	28,467
837	National Beverage Corp.*	21,042
657	Natural Grocers by Vitamin Cottage, Inc.*	14,769
800	Nature’s Sunshine Products, Inc.	11,936
638	Nutraceutical International Corp.*	13,513
358	Oil-Dri Corp. of America	9,684
1,537	Omega Protein Corp.*	15,601
593	Orchids Paper Products Co.	16,106
1,723	Pantry, Inc. (The)*	45,746
3,230	Post Holdings, Inc.*	129,200
1,378	PriceSmart, Inc.	133,611
836	Revlon, Inc., Class A*	27,555
2,884	Roundy’s, Inc.*	11,623
1,695	Sanderson Farms, Inc.	147,143
20	Seaboard Corp.*	69,000
600	Seneca Foods Corp., Class A*	16,230
3,501	Snyder’s-Lance, Inc.	106,010
2,772	SpartanNash Co.	64,671
14,901	SUPERVALU, Inc.*	139,473
1,270	Synutra International, Inc.*	6,756
1,382	Tootsie Roll Industries, Inc.	40,271
3,092	TreeHouse Foods, Inc.*	250,297
3,650	United Natural Foods, Inc.*	274,444
1,707	Universal Corp.	68,263
440	USANA Health Sciences, Inc.*	46,922
5,075	Vector Group Ltd.	110,381
498	Village Super Market, Inc., Class A	11,957
1,100	WD-40 Co.	83,710
808	Weis Markets, Inc.	37,265
		4,081,011
	Energy — 2.7%

6,795	Abraxas Petroleum Corp.*	22,593

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
155	Adams Resources & Energy, Inc.	$6,865
1,924	Alon USA Energy, Inc.	26,859
16,271	Alpha Natural Resources, Inc.*	33,844
2,234	American Eagle Energy Corp.*	2,100
1,990	Amyris, Inc.*	5,492
670	Apco Oil and Gas International, Inc.*	9,326
2,894	Approach Resources, Inc.*	28,130
15,603	Arch Coal, Inc.	34,639
1,326	Ardmore Shipping Corp.	13,538
412	Aspen Aerogels, Inc.*	3,337
2,338	Basic Energy Services, Inc.*	20,878
3,652	Bill Barrett Corp.*	36,995
2,411	Bonanza Creek Energy, Inc.*	65,627
8,718	BPZ Resources, Inc.*	5,231
2,616	Bristow Group, Inc.	167,686
3,385	C&J Energy Services, Inc.*	51,283
4,065	Callon Petroleum Co.*	19,959
1,451	CARBO Ceramics, Inc.	55,196
3,343	Carrizo Oil & Gas, Inc.*	131,915
2,465	CHC Group Ltd.*	11,339
434	Clayton Williams Energy, Inc.*	25,146
5,157	Clean Energy Fuels Corp.*	29,601
4,477	Cloud Peak Energy, Inc.*	52,247
3,515	Comstock Resources, Inc.	31,143
1,280	Contango Oil & Gas Co.*	43,277
593	Dawson Geophysical Co.	8,023
4,361	Delek U.S. Holdings, Inc.	130,394
6,798	DHT Holdings, Inc.	42,623
3,081	Diamondback Energy, Inc.*	173,768
538	Dorian LPG Ltd.*	7,311
2,229	Eclipse Resources Corp.*	24,051
4,186	Emerald Oil, Inc.*	8,037
6,890	Energy XXI Ltd.	27,629
1,494	Era Group, Inc.*	31,449
1,442	Evolution Petroleum Corp.	11,334
11,162	EXCO Resources, Inc.	32,816
4,304	Exterran Holdings, Inc.	144,184
8,750	Forest Oil Corp.*	4,988
4,382	Forum Energy Technologies, Inc.*	105,212
4,874	Frontline Ltd.*	6,044
3,961	FX Energy, Inc.*	10,299
3,096	GasLog Ltd.	54,613
5,157	Gastar Exploration, Inc.*	15,213
966	Geospace Technologies Corp.*	25,464
894	Glori Energy, Inc.*	3,576
2,558	Goodrich Petroleum Corp.*	15,476
2,749	Green Plains, Inc.	82,497
1,063	Gulf Island Fabrication, Inc.	20,739
1,979	GulfMark Offshore, Inc., Class A	51,553
19,168	Halcon Resources Corp.*	43,511
762	Hallador Energy Co.	8,306
3,094	Harvest Natural Resources, Inc.*	6,869
7,759	Helix Energy Solutions Group, Inc.*	177,448
11,808	Hercules Offshore, Inc.*	14,642
2,665	Hornbeck Offshore Services, Inc.*	70,729
756	Independence Contract Drilling, Inc.*	5,216
9,495	ION Geophysical Corp.*	23,453
67	Isramco, Inc.*	9,113
820	Jones Energy, Inc., Class A*	8,323
9,656	Key Energy Services, Inc.*	18,153
19,591	Kodiak Oil & Gas Corp.*	143,602
14,609	Magnum Hunter Resources Corp.*	58,436
5,388	Matador Resources Co.*	94,775
1,943	Matrix Service Co.*	41,036
17,461	McDermott International, Inc.*	61,987
2,734	Midstates Petroleum Co., Inc.*	6,261
2,205	Miller Energy Resources, Inc.*	5,116
931	Mitcham Industries, Inc.*	7,094
917	Natural Gas Services Group, Inc.*	21,238
6,044	Navios Maritime Acquisition Corp.	17,165
6,236	Newpark Resources, Inc.*	65,291
1,342	Nordic American Offshore Ltd.	17,594
6,555	Nordic American Tankers Ltd.	58,733
5,255	North Atlantic Drilling Ltd.	12,770
4,487	Northern Oil and Gas, Inc.*	38,992
1,110	Nuverra Environmental Solutions, Inc.*	10,134
1,757	Pacific Ethanol, Inc.*	20,434
1,030	Panhandle Oil and Gas, Inc., Class A	18,169
8,903	Parker Drilling Co.*	31,606
3,908	Parsley Energy, Inc., Class A*	49,397
2,630	PDC Energy, Inc.*	77,611
4,822	Penn Virginia Corp.*	24,737
4,300	PetroQuest Energy, Inc.*	15,996
924	PHI, Inc. (Non-Voting)*	38,355
4,615	Pioneer Energy Services Corp.*	27,875
1,076	Profire Energy, Inc.*	3,594
9,232	Quicksilver Resources, Inc.*	2,779
2,540	Renewable Energy Group, Inc.*	24,181
5,727	Resolute Energy Corp.*	10,767
462	REX American Resources Corp.*	29,231
3,536	Rex Energy Corp.*	24,823
879	RigNet, Inc.*	35,995
1,486	Ring Energy, Inc.*	14,206
4,516	Rosetta Resources, Inc.*	132,861
1,719	RSP Permian, Inc.*	37,405
3,744	Sanchez Energy Corp.*	42,270
12,658	Scorpio Tankers, Inc.	104,428
1,517	SEACOR Holdings, Inc.*	107,919
3,134	SemGroup Corp., Class A	231,885
4,345	Ship Finance International Ltd.	72,127
5,584	Solazyme, Inc.*	12,843
4,130	Stone Energy Corp.*	65,254
3,222	Swift Energy Co.*	14,499
4,895	Synergy Resources Corp.*	48,020
4,576	Teekay Tankers Ltd., Class A	20,592
2,550	Tesco Corp.	35,930
5,803	TETRA Technologies, Inc.*	36,849
1,662	TransAtlantic Petroleum Ltd.*	11,484
5,559	Triangle Petroleum Corp.*	26,794
3,662	VAALCO Energy, Inc.*	20,983
15,108	Vantage Drilling Co.*	11,633
964	Vertex Energy, Inc.*	3,528
2,570	W&T Offshore, Inc.	19,352
5,411	Warren Resources, Inc.*	11,093
3,909	Western Refining, Inc.	160,699
1,102	Westmoreland Coal Co.*	41,369
2,939	Willbros Group, Inc.*	13,372
		4,750,471
	Financials — 17.1%

1,102	1st Source Corp.	33,633
4,216	Acadia Realty Trust (REIT)	134,743
3,024	Actua Corp.*	50,985
2,088	AG Mortgage Investment Trust, Inc. (REIT)	41,238
1,099	Agree Realty Corp. (REIT)	33,860

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,582	Alexander & Baldwin, Inc.	$136,403
157	Alexander’s, Inc. (REIT)	63,131
102	Altisource Asset Management Corp.*	50,490
979	Altisource Portfolio Solutions S.A.*	51,182
4,198	Altisource Residential Corp. (REIT)	85,135
3,307	Ambac Financial Group, Inc.*	81,220
2,634	American Assets Trust, Inc. (REIT)	103,516
3,761	American Capital Mortgage Investment Corp. (REIT)	75,483
5,466	American Equity Investment Life Holding Co.	147,582
583	American National Bankshares, Inc.	13,730
12,446	American Realty Capital Healthcare Trust, Inc. (REIT)	141,013
2,366	American Residential Properties, Inc. (REIT)*	42,044
1,850	Ameris Bancorp	46,527
1,374	AMERISAFE, Inc.	57,282
607	Ames National Corp.	14,331
1,446	AmREIT, Inc. (REIT)	38,507
2,207	AmTrust Financial Services, Inc.	113,263
9,406	Anworth Mortgage Asset Corp. (REIT)	50,792
3,394	Apollo Commercial Real Estate Finance, Inc. (REIT)	56,612
2,356	Apollo Residential Mortgage, Inc. (REIT)	38,921
2,102	Ares Commercial Real Estate Corp. (REIT)	25,119
1,923	Argo Group International Holdings Ltd.	108,534
1,636	Arlington Asset Investment Corp., Class A	45,563
1,838	Armada Hoffler Properties, Inc. (REIT)	17,443
26,249	ARMOUR Residential REIT, Inc. (REIT)	103,159
804	Arrow Financial Corp.	20,799
1,865	Ashford Hospitality Prime, Inc. (REIT)	32,731
5,150	Ashford Hospitality Trust, Inc. (REIT)	53,972
63	Ashford, Inc.*	7,487
4,232	Associated Estates Realty Corp. (REIT)	94,881
6,368	Astoria Financial Corp.	84,249
845	Atlas Financial Holdings, Inc.*	12,405
832	AV Homes, Inc.*	12,455
1,445	Aviv REIT, Inc. (REIT)	48,696
683	Baldwin & Lyons, Inc., Class B	17,451
2,043	Banc of California, Inc.	22,473
525	BancFirst Corp.	33,605
2,183	Banco Latinoamericano de Comercio Exterior S.A., Class E	70,271
2,430	Bancorp, Inc. (The)/DE*	21,773
7,058	BancorpSouth, Inc.	154,500
3,420	Bank Mutual Corp.	22,093
463	Bank of Kentucky Financial Corp. (The)	21,580
436	Bank of Marin Bancorp	22,149
5,856	Bank of the Ozarks, Inc.	211,987
1,370	BankFinancial Corp.	15,604
1,438	Banner Corp.	59,231
5,843	BBCN Bancorp, Inc.	81,335
584	BBX Capital Corp., Class A*	9,630
2,155	Beneficial Mutual Bancorp, Inc.*	29,308
1,846	Berkshire Hills Bancorp, Inc.	46,851
12,809	BGC Partners, Inc., Class A	111,566
2,091	Blue Hills Bancorp, Inc.*	27,643
1,466	BNC Bancorp	24,878
1,042	BofI Holding, Inc.*	82,235
5,881	Boston Private Financial Holdings, Inc.	75,042
855	Bridge Bancorp, Inc.	21,794
723	Bridge Capital Holdings*	16,658
5,189	Brookline Bancorp, Inc.	49,347
1,008	Bryn Mawr Bank Corp.	29,665
241	C1 Financial, Inc.*	4,393
1,255	Calamos Asset Management, Inc., Class A	16,930
546	Camden National Corp.	19,732
4,755	Campus Crest Communities, Inc. (REIT)	36,518
1,781	Capital Bank Financial Corp., Class A*	45,148
780	Capital City Bank Group, Inc.	11,279
10,518	Capitol Federal Financial, Inc.	131,685
7,040	Capstead Mortgage Corp. (REIT)	91,590
2,348	Cardinal Financial Corp.	42,898
1,468	CareTrust REIT, Inc. (REIT)*	23,738
2,283	Cascade Bancorp*	11,141
2,067	Cash America International, Inc.	50,455
1,402	CatchMark Timber Trust, Inc., Class A (REIT)	15,562
5,853	Cathay General Bancorp	148,549
5,824	Cedar Realty Trust, Inc. (REIT)	39,545
2,612	CenterState Banks, Inc.	29,202
1,260	Central Pacific Financial Corp.	24,116
256	Century Bancorp, Inc./MA, Class A	9,964
17,421	Chambers Street Properties (REIT)	139,542
1,420	Charter Financial Corp./MD	15,904
2,499	Chatham Lodging Trust (REIT)	66,873
2,407	Chemical Financial Corp.	69,731
4,035	Chesapeake Lodging Trust (REIT)	136,625
440	CIFC Corp.	3,890
915	Citizens & Northern Corp.	17,815
3,232	Citizens, Inc./TX*	23,561
1,152	City Holding Co.	50,377
1,944	Clifton Bancorp, Inc.	24,572
1,066	CNB Financial Corp./PA	18,826
16,015	CNO Financial Group, Inc.	277,700
2,634	CoBiz Financial, Inc.	30,238
1,424	Cohen & Steers, Inc.	61,616
7,891	Colony Financial, Inc. (REIT)	193,724
3,867	Columbia Banking System, Inc.	106,226
2,991	Community Bank System, Inc.	110,637
1,151	Community Trust Bancorp, Inc.	41,643
850	CommunityOne Bancorp*	8,857
1,661	ConnectOne Bancorp, Inc.	30,695
315	Consolidated-Tomoka Land Co.	16,856
1,546	Consumer Portfolio Services, Inc.*	11,317
2,325	CorEnergy Infrastructure Trust, Inc. (REIT)	15,508
1,545	CoreSite Realty Corp. (REIT)	58,803
16,173	Cousins Properties, Inc. (REIT)	197,958
8,481	Cowen Group, Inc., Class A*	35,959

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,058	Crawford & Co., Class B	$18,460
518	Credit Acceptance Corp.*	77,571
733	CU Bancorp*	14,367
11,911	CubeSmart (REIT)	256,563
1,879	Customers Bancorp, Inc.*	33,822
7,785	CVB Financial Corp.	118,098
2,418	CyrusOne, Inc. (REIT)	66,374
11,910	CYS Investments, Inc. (REIT)	109,929
6,049	DCT Industrial Trust, Inc. (REIT)	206,461
210	Diamond Hill Investment Group, Inc.	28,493
14,383	DiamondRock Hospitality Co. (REIT)	214,738
2,408	Dime Community Bancshares, Inc.	36,481
599	Donegal Group, Inc., Class A	9,386
4,687	DuPont Fabros Technology, Inc. (REIT)	152,749
4,019	Dynex Capital, Inc. (REIT)	34,563
1,673	Eagle Bancorp, Inc.*	57,417
2,301	EastGroup Properties, Inc. (REIT)	154,673
10,256	Education Realty Trust, Inc. (REIT)	119,380
1,306	eHealth, Inc.*	33,786
371	EMC Insurance Group, Inc.	11,045
6,736	Empire State Realty Trust, Inc., Class A (REIT)	112,895
2,307	Employers Holdings, Inc.	46,786
1,888	Encore Capital Group, Inc.*	81,014
1,895	Enova International, Inc.*	43,563
628	Enstar Group Ltd.*	91,657
551	Enterprise Bancorp, Inc./MA	12,882
1,452	Enterprise Financial Services Corp.	27,588
4,201	EPR Properties (REIT)	235,214
4,516	Equity One, Inc. (REIT)	109,423
945	ESB Financial Corp.	16,972
3,061	Essent Group Ltd.*	77,137
6,697	EverBank Financial Corp.	126,171
2,430	Evercore Partners, Inc., Class A	122,715
4,493	Excel Trust, Inc. (REIT)	58,903
3,779	EZCORP, Inc., Class A*	41,153
711	FBL Financial Group, Inc., Class A	36,553
587	FBR & Co.*	14,640
607	FCB Financial Holdings, Inc., Class A*	14,677
766	Federal Agricultural Mortgage Corp., Class C	23,294
1,014	Federated National Holding Co.	25,614
9,127	FelCor Lodging Trust, Inc. (REIT)	95,103
828	Fidelity & Guaranty Life	20,725
1,217	Fidelity Southern Corp.	18,596
1	Fidus Investment Corp.	11
3,782	Financial Engines, Inc.	123,596
1,018	Financial Institutions, Inc.	24,137
7,852	First American Financial Corp.	251,343
705	First Bancorp, Inc./ME	12,316
7,662	First BanCorp./Puerto Rico*	39,306
1,447	First Bancorp/NC	24,715
5,328	First Busey Corp.	34,898
291	First Business Financial Services, Inc.	12,580
2,128	First Cash Financial Services, Inc.*	122,956
555	First Citizens BancShares, Inc., Class A	140,748
6,914	First Commonwealth Financial Corp.	62,779
1,205	First Community Bancshares, Inc./VA	18,629
1,186	First Connecticut Bancorp, Inc./CT	17,743
711	First Defiance Financial Corp.	21,380
4,244	First Financial Bancorp	75,161
4,707	First Financial Bankshares, Inc.	142,010
843	First Financial Corp./IN	28,215
1,010	First Financial Northwest, Inc.	11,868
8,096	First Industrial Realty Trust, Inc. (REIT)	160,706
1,330	First Interstate BancSystem, Inc., Class A	37,400
2,649	First Merchants Corp.	56,821
5,532	First Midwest Bancorp, Inc./IL	92,550
1,096	First NBC Bank Holding Co.*	39,894
889	First of Long Island Corp. (The)	22,474
4,320	First Potomac Realty Trust (REIT)	53,482
12,155	FirstMerit Corp.	217,453
1,489	Flagstar Bancorp, Inc.*	22,692
2,226	Flushing Financial Corp.	42,784
12,760	FNB Corp./PA	160,648
2,568	Forestar Group, Inc.*	41,088
893	Fox Chase Bancorp, Inc.	14,779
713	Franklin Financial Corp./VA*	14,167
6,613	Franklin Street Properties Corp. (REIT)	79,488
3,348	FXCM, Inc., Class A	53,903
1,702	Gain Capital Holdings, Inc.	15,046
470	GAMCO Investors, Inc., Class A	40,495
5,336	Geo Group, Inc. (The) (REIT)	214,987
972	German American Bancorp, Inc.	27,469
1,882	Getty Realty Corp. (REIT)	34,102
5,623	GFI Group, Inc.	28,003
5,473	Glacier Bancorp, Inc.	149,851
1,301	Gladstone Commercial Corp. (REIT)	23,002
10,664	Glimcher Realty Trust (REIT)	146,737
601	Global Indemnity PLC*	16,173
5,016	Government Properties Income Trust (REIT)	113,964
8,643	Gramercy Property Trust, Inc. (REIT)	50,994
761	Great Southern Bancorp, Inc.	28,370
345	Green Bancorp, Inc.*	5,482
2,287	Green Dot Corp., Class A*	50,337
2,079	Greenhill & Co., Inc.	92,141
2,084	Greenlight Capital Re Ltd., Class A*	65,688
1,084	Guaranty Bancorp	16,065
1,039	Hallmark Financial Services, Inc.*	12,250
2,506	Hampton Roads Bankshares, Inc.*	4,035
6,049	Hancock Holding Co.	197,863
2,343	Hanmi Financial Corp.	47,094
1,602	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	22,572
7,094	Hatteras Financial Corp. (REIT)	135,921
664	HCI Group, Inc.	26,846
7,058	Healthcare Realty Trust, Inc. (REIT)	186,402
1,155	Heartland Financial USA, Inc.	28,956
1,531	Heritage Commerce Corp.	12,615
2,220	Heritage Financial Corp./WA	37,585
507	Heritage Insurance Holdings, Inc.*	8,796
1,648	Heritage Oaks Bancorp	11,981

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,745	Hersha Hospitality Trust (REIT)	$109,260
2,411	HFF, Inc., Class A	83,131
6,626	Highwoods Properties, Inc. (REIT)	285,978
4,983	Hilltop Holdings, Inc.*	101,554
3,981	Home BancShares, Inc./AR	126,078
5,220	Home Loan Servicing Solutions Ltd.	101,999
1,094	HomeStreet, Inc.	17,843
1,533	HomeTrust Bancshares, Inc.*	23,991
2,995	Horace Mann Educators Corp.	93,744
676	Horizon Bancorp/IN	16,474
4,038	Hudson Pacific Properties, Inc. (REIT)	113,549
1,084	Hudson Valley Holding Corp.	27,122
2,311	Iberiabank Corp.	150,955
565	Independence Holding Co.	7,791
1,757	Independent Bank Corp./MA	69,630
1,686	Independent Bank Corp./MI	20,485
671	Independent Bank Group, Inc.	28,786
845	Infinity Property & Casualty Corp.	61,398
6,416	Inland Real Estate Corp. (REIT)	69,229
3,997	International Bancshares Corp.	102,003
1,134	INTL FCStone, Inc.*	20,015
9,047	Invesco Mortgage Capital, Inc. (REIT)	149,547
2,647	Investment Technology Group, Inc.*	52,278
26,328	Investors Bancorp, Inc.	284,606
8,233	Investors Real Estate Trust (REIT)	67,181
6,236	iStar Financial, Inc. (REIT)*	89,112
10,990	Janus Capital Group, Inc.	172,763
867	JG Wentworth Co.*	8,263
278	Kansas City Life Insurance Co.	13,236
3,314	KCG Holdings, Inc., Class A*	36,587
1,031	Kearny Financial Corp.*	14,589
3,418	Kemper Corp.	120,519
5,279	Kennedy-Wilson Holdings, Inc.	137,201
2,417	Kite Realty Group Trust (REIT)	65,936
1,122	Ladder Capital Corp., Class A*	21,217
7,337	Ladenburg Thalmann Financial Services, Inc.*	24,506
2,787	Lakeland Bancorp, Inc.	30,741
1,214	Lakeland Financial Corp.	48,062
7,651	LaSalle Hotel Properties (REIT)	308,871
15,117	Lexington Realty Trust (REIT)	166,287
2,560	LTC Properties, Inc. (REIT)	106,982
1,925	Macatawa Bank Corp.	9,741
6,516	Mack-Cali Realty Corp. (REIT)	125,238
3,677	Maiden Holdings Ltd.	48,022
1,502	MainSource Financial Group, Inc.	26,766
1,005	Manning & Napier, Inc.	15,387
588	Marcus & Millichap, Inc.*	18,246
2,771	MarketAxess Holdings, Inc.	181,694
614	Marlin Business Services Corp.	11,445
4,881	MB Financial, Inc.	153,752
3,681	Meadowbrook Insurance Group, Inc.	22,417
12,673	Medical Properties Trust, Inc. (REIT)	175,648
1,236	Mercantile Bank Corp.	23,694
380	Merchants Bancshares, Inc./VT	10,834
1,492	Meridian Bancorp, Inc.*	16,352
450	Meta Financial Group, Inc.	15,840
1,041	Metro Bancorp, Inc.*	26,077
24,882	MGIC Investment Corp.*	231,651
611	MidSouth Bancorp, Inc.	10,821
513	MidWestOne Financial Group, Inc.	14,113
542	Moelis & Co., Class A	17,469
4,111	Monmouth Real Estate Investment Corp. (REIT)	46,084
2,880	Montpelier Re Holdings Ltd.	98,064
3,024	National Bank Holdings Corp., Class A	58,152
510	National Bankshares, Inc.	15,315
2,609	National General Holdings Corp.	48,919
2,428	National Health Investors, Inc. (REIT)	160,928
522	National Interstate Corp.	14,945
9,113	National Penn Bancshares, Inc.	92,953
163	National Western Life Insurance Co., Class A	41,867
771	Navigators Group, Inc. (The)*	56,322
3,212	NBT Bancorp, Inc.	78,084
1,530	Nelnet, Inc., Class A	70,135
10,364	New Residential Investment Corp. (REIT)	134,317
6,663	New York Mortgage Trust, Inc. (REIT)	53,571
11,921	New York REIT, Inc. (REIT)	128,151
2,471	NewBridge Bancorp*	19,966
1,965	NewStar Financial, Inc.*	22,087
758	Nicholas Financial, Inc.*	9,414
3,715	NMI Holdings, Inc., Class A*	32,358
3,723	Northfield Bancorp, Inc.	52,457
501	Northrim BanCorp, Inc.	13,707
6,957	Northwest Bancshares, Inc.	87,589
984	OceanFirst Financial Corp.	15,852
3,307	OFG Bancorp	49,407
615	Old Line Bancshares, Inc.	9,453
8,656	Old National Bancorp/IN	122,915
849	OmniAmerican Bancorp, Inc.	22,813
902	One Liberty Properties, Inc. (REIT)	20,683
1,665	OneBeacon Insurance Group Ltd., Class A	26,507
749	Oppenheimer Holdings, Inc., Class A	17,145
378	Opus Bank*	10,164
3,365	Oritani Financial Corp.	48,961
791	Owens Realty Mortgage, Inc. (REIT)	11,651
1,320	Pacific Continental Corp.	18,295
1,265	Pacific Premier Bancorp, Inc.*	20,126
327	Palmetto Bancshares, Inc.	5,134
942	Park National Corp.	76,716
3,281	Park Sterling Corp.	23,426
5,785	Parkway Properties, Inc./MD (REIT)	112,692
886	Peapack Gladstone Financial Corp.	15,718
4,981	Pebblebrook Hotel Trust (REIT)	215,030
356	Penns Woods Bancorp, Inc.	15,806
5,053	Pennsylvania Real Estate Investment Trust (REIT)	118,089
983	PennyMac Financial Services, Inc., Class A*	15,718
5,438	PennyMac Mortgage Investment Trust (REIT)	117,841
1,005	Peoples Bancorp, Inc./OH	24,331
553	Peoples Financial Services Corp.	26,417
4,216	PHH Corp.*	97,643
418	Phoenix Cos., Inc. (The)*	25,435

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,482	Physicians Realty Trust (REIT)	$53,832
1,672	PICO Holdings, Inc.*	30,631
2,615	Pinnacle Financial Partners, Inc.	98,507
1,111	Piper Jaffray Cos.*	63,771
1,826	Platinum Underwriters Holdings Ltd.	135,434
2,984	Potlatch Corp. (REIT)	123,985
3,678	PRA Group, Inc.*	215,237
863	Preferred Bank/CA	22,024
4,016	Primerica, Inc.	210,559
5,266	PrivateBancorp, Inc.	165,616
5,124	Prosperity Bancshares, Inc.	287,866
4,431	Provident Financial Services, Inc.	76,568
1,432	PS Business Parks, Inc. (REIT)	116,550
837	Pzena Investment Management, Inc., Class A	7,257
881	QTS Realty Trust, Inc., Class A (REIT)	28,650
14,038	Radian Group, Inc.	239,348
6,050	RAIT Financial Trust (REIT)	44,710
5,677	Ramco-Gershenson Properties Trust (REIT)	101,618
696	RCS Capital Corp., Class A	6,925
780	RE/MAX Holdings, Inc., Class A	26,091
6,099	Redwood Trust, Inc. (REIT)	119,235
783	Regional Management Corp.*	10,617
2,313	Renasant Corp.	65,180
728	Republic Bancorp, Inc./KY, Class A	16,533
2,274	Republic First Bancorp, Inc.*	8,618
993	Resource America, Inc., Class A	8,808
9,495	Resource Capital Corp. (REIT)	50,039
6,633	Retail Opportunity Investments Corp. (REIT)	109,179
3,374	Rexford Industrial Realty, Inc. (REIT)	51,251
3,162	RLI Corp.	145,231
9,622	RLJ Lodging Trust (REIT)	316,852
2,730	Rouse Properties, Inc. (REIT)	49,932
3,196	Ryman Hospitality Properties, Inc. (REIT)	166,448
2,184	S&T Bancorp, Inc.	60,016
3,982	Sabra Health Care REIT, Inc. (REIT)	112,730
1,518	Safeguard Scientifics, Inc.*	29,495
951	Safety Insurance Group, Inc.	56,604
1,842	Sandy Spring Bancorp, Inc.	43,784
716	Saul Centers, Inc. (REIT)	39,187
1,426	Seacoast Banking Corp. of Florida*	18,082
2,706	Select Income REIT (REIT)	62,509
4,130	Selective Insurance Group, Inc.	110,560
137	ServisFirst Bancshares, Inc.	4,329
894	Sierra Bancorp	14,188
2,825	Silver Bay Realty Trust Corp. (REIT)	46,980
412	Silvercrest Asset Management Group, Inc., Class A	5,912
1,200	Simmons First National Corp., Class A	48,564
1,775	South State Corp.	109,952
1,383	Southside Bancshares, Inc.	44,712
1,456	Southwest Bancorp, Inc./OK	24,606
2,426	Sovran Self Storage, Inc. (REIT)	206,259
1,802	Springleaf Holdings, Inc.*	71,449
506	Square 1 Financial, Inc., Class A*	10,818
4,645	St. Joe Co. (The)*	86,351
4,162	STAG Industrial, Inc. (REIT)	99,222
2,876	Starwood Waypoint Residential Trust (REIT)	73,309
1,115	State Auto Financial Corp.	21,943
2,362	State Bank Financial Corp.	43,933
6,146	Sterling Bancorp/DE	82,233
1,578	Stewart Information Services Corp.	56,003
4,811	Stifel Financial Corp.*	233,478
1,078	Stock Yards Bancorp, Inc.	33,731
731	Stonegate Bank	20,110
1,051	Stonegate Mortgage Corp.*	12,580
18,176	Strategic Hotels & Resorts, Inc. (REIT)*	241,377
851	Suffolk Bancorp	17,607
6,287	Summit Hotel Properties, Inc. (REIT)	72,929
624	Sun Bancorp, Inc./NJ*	11,575
3,530	Sun Communities, Inc. (REIT)	207,882
15,100	Sunstone Hotel Investors, Inc. (REIT)	241,751
13,791	Susquehanna Bancshares, Inc.	181,627
2,152	SWS Group, Inc.*	15,042
5,541	Symetra Financial Corp.	125,559
1,317	Talmer Bancorp, Inc., Class A	18,319
995	Tejon Ranch Co.*	28,218
2,432	Terreno Realty Corp. (REIT)	50,610
641	Territorial Bancorp, Inc.	13,346
3,163	Texas Capital Bancshares, Inc.*	174,376
4,174	Third Point Reinsurance Ltd.*	61,817
577	Tiptree Financial, Inc., Class A*	4,212
1,095	Tompkins Financial Corp.	53,699
2,174	Towne Bank/VA	31,327
1,365	Trade Street Residential, Inc. (REIT)	10,319
468	Tree.com, Inc.*	21,182
1,661	Trico Bancshares	41,209
1,623	TriState Capital Holdings, Inc.*	16,392
6,959	TrustCo Bank Corp./NY	47,391
4,956	Trustmark Corp.	115,673
2,772	UMB Financial Corp.	153,818
1,411	UMH Properties, Inc. (REIT)	13,517
12,248	Umpqua Holdings Corp.	208,094
3,400	Union Bankshares Corp.	78,336
5,077	United Bankshares, Inc./WV	177,187
3,674	United Community Banks, Inc./GA	64,662
3,719	United Community Financial Corp./OH	19,041
3,875	United Financial Bancorp, Inc.	53,398
1,519	United Fire Group, Inc.	42,335
1,223	United Insurance Holdings Corp.	22,931
893	Universal Health Realty Income Trust (REIT)	43,168
2,290	Universal Insurance Holdings, Inc.	44,426
1,194	Univest Corp. of Pennsylvania	23,164
1,832	Urstadt Biddle Properties, Inc., Class A (REIT)	40,634
16,669	Valley National Bancorp	162,356
2,938	ViewPoint Financial Group, Inc.	70,042
521	Virtus Investment Partners, Inc.	80,234
1,361	Walker & Dunlop, Inc.*	21,490
2,769	Walter Investment Management Corp.*	51,614
7,450	Washington Federal, Inc.	161,218

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,896	Washington Real Estate Investment Trust (REIT)	$131,556
1,080	Washington Trust Bancorp, Inc.	39,085
2,529	Waterstone Financial, Inc.	31,258
6,638	Webster Financial Corp.	208,898
1,932	WesBanco, Inc.	64,162
1,177	West Bancorp., Inc.	18,385
1,935	Westamerica Bancorp.	94,041
5,548	Western Alliance Bancorp.*	146,634
3,067	Western Asset Mortgage Capital Corp. (REIT)	47,999
539	Westwood Holdings Group, Inc.	32,119
1,648	Whitestone REIT (REIT)	24,489
5,163	Wilshire Bancorp, Inc.	49,462
3,419	Wintrust Financial Corp.	152,795
7,911	WisdomTree Investments, Inc.	120,168
580	World Acceptance Corp.*	44,271
656	WSFS Financial Corp.	49,266
1,494	Yadkin Financial Corp.*	28,401
		30,498,739
	Health Care — 10.1%

1,651	Abaxis, Inc.	94,767
2,936	Abiomed, Inc.*	104,287
3,142	Acadia Healthcare Co., Inc.*	194,835
5,791	ACADIA Pharmaceuticals, Inc.*	172,977
1,668	Accelerate Diagnostics, Inc.*	33,727
1,208	Acceleron Pharma, Inc.*	46,798
5,642	Accuray, Inc.*	38,873
1,823	AcelRx Pharmaceuticals, Inc.*	12,141
507	Achaogen, Inc.*	4,675
7,114	Achillion Pharmaceuticals, Inc.*	91,557
3,061	Acorda Therapeutics, Inc.*	111,573
1,560	Actinium Pharmaceuticals, Inc.*	8,954
213	Adamas Pharmaceuticals, Inc.*	3,129
466	Addus HomeCare Corp.*	10,755
413	Adeptus Health, Inc., Class A*	12,572
2,169	Aegerion Pharmaceuticals, Inc.*	45,701
774	Aerie Pharmaceuticals, Inc.*	20,410
5,349	Affymetrix, Inc.*	48,836
4,575	Agenus, Inc.*	13,542
998	Agios Pharmaceuticals, Inc.*	100,608
2,879	Air Methods Corp.*	127,770
577	Akebia Therapeutics, Inc.*	6,970
4,584	Akorn, Inc.*	183,681
1,732	Albany Molecular Research, Inc.*	28,180
587	Alder Biopharmaceuticals, Inc.*	9,580
1,927	Alimera Sciences, Inc.*	11,312
366	Alliance HealthCare Services, Inc.*	8,242
613	Almost Family, Inc.*	16,925
1,610	AMAG Pharmaceuticals, Inc.*	59,892
2,007	Amedisys, Inc.*	51,018
3,420	AMN Healthcare Services, Inc.*	58,550
679	Amphastar Pharmaceuticals, Inc.*	7,082
3,006	Ampio Pharmaceuticals, Inc.*	10,220
3,111	Amsurg Corp.*	160,434
2,422	Anacor Pharmaceuticals, Inc.*	83,511
913	Analogic Corp.	66,503
1,816	AngioDynamics, Inc.*	31,780
505	ANI Pharmaceuticals, Inc.*	27,326
1,062	Anika Therapeutics, Inc.*	43,425
8,582	Antares Pharma, Inc.*	19,739
413	Applied Genetic Technologies Corp.*	8,339
2,113	Aratana Therapeutics, Inc.*	27,997
362	Ardelyx, Inc.*	9,691
16,144	Arena Pharmaceuticals, Inc.*	67,643
12,116	ARIAD Pharmaceuticals, Inc.*	86,145
9,261	Array BioPharma, Inc.*	37,322
3,814	Arrowhead Research Corp.*	22,198
2,014	AtriCure, Inc.*	37,722
113	Atrion Corp.	36,726
684	Auspex Pharmaceuticals, Inc.*	16,573
3,695	Auxilium Pharmaceuticals, Inc.*	127,699
507	Avalanche Biotechnologies, Inc.*	20,021
14,170	Avanir Pharmaceuticals, Inc.*	211,416
5,152	BioCryst Pharmaceuticals, Inc.*	55,693
3,078	BioDelivery Sciences International, Inc.*	47,247
5,394	Bio-Path Holdings, Inc.*	13,269
1,804	Bio-Reference Laboratories, Inc.*	51,053
5,031	BioScrip, Inc.*	32,601
269	BioSpecifics Technologies Corp.*	10,201
1,941	BioTelemetry, Inc.*	19,158
3,824	BioTime, Inc.*	12,313
1,602	Bluebird Bio, Inc.*	66,050
2,252	Cambrex Corp.*	51,233
2,483	Cantel Medical Corp.	108,110
2,134	Capital Senior Living Corp.*	54,310
395	Cara Therapeutics, Inc.*	3,650
2,031	Cardiovascular Systems, Inc.*	62,270
949	Castlight Health, Inc., Class B*	11,796
3,591	Catalent, Inc.*	103,385
6,570	Celldex Therapeutics, Inc.*	133,240
715	Cellular Dynamics International, Inc.*	4,719
1,681	Cempra, Inc.*	24,190
5,123	Cepheid, Inc.*	282,175
5,329	Cerus Corp.*	24,140
1,291	Chemed Corp.	142,152
2,010	ChemoCentryx, Inc.*	9,266
1,981	Chimerix, Inc.*	69,810
1,814	Clovis Oncology, Inc.*	86,310
820	Computer Programs & Systems, Inc.	48,167
2,002	CONMED Corp.	84,945
3,923	Corcept Therapeutics, Inc.*	11,887
814	CorVel Corp.*	28,213
2,285	Cross Country Healthcare, Inc.*	24,381
2,063	CryoLife, Inc.	20,836
9,861	CTI BioPharma Corp.*	21,596
1,974	Cyberonics, Inc.*	105,116
1,641	Cynosure, Inc., Class A*	45,237
2,541	Cytokinetics, Inc.*	11,866
4,960	Cytori Therapeutics, Inc.*	2,133
4,101	CytRx Corp.*	10,294
4,264	Depomed, Inc.*	66,049
1,663	Derma Sciences, Inc.*	13,653
5,507	DexCom, Inc.*	283,390
262	Dicerna Pharmaceuticals, Inc.*	3,097
9,981	Dyax Corp.*	140,133
1,936	Dynavax Technologies Corp.*	28,773
292	Egalet Corp.*	1,758
336	Eleven Biotherapeutics, Inc.*	3,824
2,146	Emergent Biosolutions, Inc.*	53,350
759	Enanta Pharmaceuticals, Inc.*	35,627
2,725	Endocyte, Inc.*	17,685
4,705	Endologix, Inc.*	60,365
1,468	Ensign Group, Inc. (The)	57,869
2,514	Enzo Biochem, Inc.*	11,414
942	Epizyme, Inc.*	21,534

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
451	Esperion Therapeutics, Inc.*	$14,265
6,089	Exact Sciences Corp.*	151,129
719	Exactech, Inc.*	15,947
2,550	ExamWorks Group, Inc.*	100,343
14,312	Exelixis, Inc.*	23,758
1,266	Five Prime Therapeutics, Inc.*	26,029
3,165	Five Star Quality Care, Inc.*	13,926
335	Flexion Therapeutics, Inc.*	5,745
2,061	Fluidigm Corp.*	63,541
1,027	Foundation Medicine, Inc.*	24,258
1,323	Galectin Therapeutics, Inc.*	5,252
8,675	Galena Biopharma, Inc.*	15,442
3,057	GenMark Diagnostics, Inc.*	34,728
288	Genocea Biosciences, Inc.*	2,612
1,227	Genomic Health, Inc.*	40,810
2,313	Gentiva Health Services, Inc.*	44,895
11,537	Geron Corp.*	42,456
4,836	Globus Medical, Inc., Class A*	111,421
1,830	Greatbatch, Inc.*	90,713
3,826	Haemonetics Corp.*	141,294
7,599	Halozyme Therapeutics, Inc.*	66,719
2,589	Hanger, Inc.*	55,534
770	HealthEquity, Inc.*	19,119
6,476	HealthSouth Corp.	266,358
1,555	HealthStream, Inc.*	44,551
2,311	Healthways, Inc.*	36,005
1,248	HeartWare International, Inc.*	91,765
1,713	Heron Therapeutics, Inc.*	13,207
6,444	HMS Holdings Corp.*	134,422
4,782	Horizon Pharma PLC*	61,114
1,002	Hyperion Therapeutics, Inc.*	20,531
985	ICU Medical, Inc.*	82,435
4,425	Idera Pharmaceuticals, Inc.*	13,762
447	Immune Design Corp.*	14,219
6,309	ImmunoGen, Inc.*	64,920
6,079	Immunomedics, Inc.*	25,106
5,151	Impax Laboratories, Inc.*	164,574
438	Imprivata, Inc.*	6,487
3,567	Infinity Pharmaceuticals, Inc.*	53,541
377	Inogen, Inc.*	9,157
4,421	Inovio Pharmaceuticals, Inc.*	42,795
3,641	Insmed, Inc.*	51,375
4,075	Insulet Corp.*	189,854
734	Insys Therapeutics, Inc.*	28,428
1,835	Integra LifeSciences Holdings Corp.*	90,355
432	Intersect ENT, Inc.*	7,474
1,258	Intra-Cellular Therapies, Inc.*	18,077
2,621	Intrexon Corp.*	69,535
2,365	Invacare Corp.	35,782
1,261	IPC The Hospitalist Co., Inc.*	55,585
8,786	Ironwood Pharmaceuticals, Inc.*	121,598
8,645	Isis Pharmaceuticals, Inc.*	447,724
648	K2M Group Holdings, Inc.*	12,254
998	Karyopharm Therapeutics, Inc.*	41,796
6,722	Keryx Biopharmaceuticals, Inc.*	106,880
772	Kindred Biosciences, Inc.*	7,427
4,742	Kindred Healthcare, Inc.	94,318
635	Kite Pharma, Inc.*	26,657
1,279	KYTHERA Biopharmaceuticals, Inc.*	48,922
701	Landauer, Inc.	23,133
1,889	Lannett Co., Inc.*	92,807
1,221	LDR Holding Corp.*	39,841
16,797	Lexicon Pharmaceuticals, Inc.*	17,133
908	LHC Group, Inc.*	21,347
1,522	Ligand Pharmaceuticals, Inc.*	81,960
268	Loxo Oncology, Inc.*	2,760
2,757	Luminex Corp.*	51,005
1,468	MacroGenics, Inc.*	41,486
2,028	Magellan Health, Inc.*	124,093
16,764	MannKind Corp.*	103,099
3,558	Masimo Corp.*	93,398
4,482	MedAssets, Inc.*	86,682
4,781	Medicines Co. (The)*	128,179
3,977	Medidata Solutions, Inc.*	169,858
5,198	Merge Healthcare, Inc.*	16,322
3,053	Meridian Bioscience, Inc.	50,222
3,160	Merit Medical Systems, Inc.*	46,768
7,218	Merrimack Pharmaceuticals, Inc.*	66,117
6,844	MiMedx Group, Inc.*	75,695
526	Mirati Therapeutics, Inc.*	7,795
2,220	Molina Healthcare, Inc.*	113,486
3,533	Momenta Pharmaceuticals, Inc.*	41,442
947	MWI Veterinary Supply, Inc.*	154,759
739	NanoString Technologies, Inc.*	11,019
2,946	NanoViricides, Inc.*	9,427
756	National Healthcare Corp.	45,549
729	National Research Corp., Class A*	10,323
2,364	Natus Medical, Inc.*	80,920
11,080	Navidea Biopharmaceuticals, Inc.*	13,739
9,333	Nektar Therapeutics*	155,581
2,695	Neogen Corp.*	119,415
1,740	NeoStem, Inc.*	6,856
5,054	Neuralstem, Inc.*	14,202
5,578	Neurocrine Biosciences, Inc.*	111,170
1,457	NewLink Genetics Corp.*	56,910
2,822	Northwest Biotherapeutics, Inc.*	15,126
17,501	Novavax, Inc.*	93,455
7,817	NPS Pharmaceuticals, Inc.*	259,368
3,424	NuVasive, Inc.*	150,416
4,514	NxStage Medical, Inc.*	78,002
423	Ocular Therapeutix, Inc.*	7,157
1,548	Ohr Pharmaceutical, Inc.*	11,765
2,492	Omeros Corp.*	55,646
2,690	Omnicell, Inc.*	86,618
928	OncoMed Pharmaceuticals, Inc.*	20,444
5,935	Oncothyreon, Inc.*	10,386
1,020	Ophthotech Corp.*	44,013
14,486	OPKO Health, Inc.*	121,393
4,103	OraSure Technologies, Inc.*	36,968
9,008	Orexigen Therapeutics, Inc.*	52,156
4,593	Organovo Holdings, Inc.*	28,982
1,355	Orthofix International N.V.*	37,832
1,394	Osiris Therapeutics, Inc.*	18,331
527	Otonomy, Inc.*	12,653
1,134	OvaScience, Inc.*	28,645
4,639	Owens & Minor, Inc.	158,700
954	Oxford Immunotec Global PLC*	12,478
4,227	Pacific Biosciences of California, Inc.*	28,575
2,622	Pacira Pharmaceuticals, Inc.*	246,284
2,794	Pain Therapeutics, Inc.*	5,057
4,182	PAREXEL International Corp.*	244,689
11,804	PDL BioPharma, Inc.	97,501
12,972	Peregrine Pharmaceuticals, Inc.*	19,199
2,446	Pernix Therapeutics Holdings, Inc.*	25,365
2,203	PharMerica Corp.*	48,047
1,077	Phibro Animal Health Corp., Class A	32,913
955	PhotoMedex, Inc.*	1,643

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,136	Portola Pharmaceuticals, Inc.*	$88,184
2,007	POZEN, Inc.*	17,842
3,809	Prestige Brands Holdings, Inc.*	127,411
5,114	Progenics Pharmaceuticals, Inc.*	35,593
1,960	Prothena Corp. PLC*	47,510
847	Providence Service Corp. (The)*	33,143
1,797	PTC Therapeutics, Inc.*	80,416
1,707	Puma Biotechnology, Inc.*	387,523
3,662	Quality Systems, Inc.	53,941
2,094	Quidel Corp.*	58,339
569	Radius Health, Inc.*	14,054
2,402	RadNet, Inc.*	20,225
4,603	Raptor Pharmaceutical Corp.*	44,281
1,362	Receptos, Inc.*	184,279
1,136	Regado Biosciences, Inc.*	939
1,006	Regulus Therapeutics, Inc.*	18,852
1,242	Relypsa, Inc.*	30,913
2,355	Repligen Corp.*	53,859
1,697	Repros Therapeutics, Inc.*	14,526
1,563	Retrophin, Inc.*	15,786
633	Revance Therapeutics, Inc.*	10,407
6,432	Rigel Pharmaceuticals, Inc.*	13,765
2,994	Rockwell Medical, Inc.*	26,796
369	Roka Bioscience, Inc.*	1,461
4,160	RTI Surgical, Inc.*	20,384
423	Sage Therapeutics, Inc.*	16,725
1,607	Sagent Pharmaceuticals, Inc.*	46,330
4,996	Sangamo BioSciences, Inc.*	60,352
2,991	Sarepta Therapeutics, Inc.*	50,668
3,786	SciClone Pharmaceuticals, Inc.*	32,143
5,788	Select Medical Holdings Corp.	83,521
8,558	Sequenom, Inc.*	25,674
1,720	Skilled Healthcare Group, Inc., Class A*	12,006
3,055	Spectranetics Corp. (The)*	100,296
4,820	Spectrum Pharmaceuticals, Inc.*	34,752
2,823	STAAR Surgical Co.*	26,000
849	Stemline Therapeutics, Inc.*	12,633
4,343	STERIS Corp.	276,866
1,303	Sucampo Pharmaceuticals, Inc., Class A*	15,271
3,637	Sunesis Pharmaceuticals, Inc.*	8,511
2,152	Supernus Pharmaceuticals, Inc.*	19,067
922	Surgical Care Affiliates, Inc.*	29,320
1,000	SurModics, Inc.*	21,010
2,757	Symmetry Medical, Inc.*	24,841
1,574	Synageva BioPharma Corp.*	127,809
6,886	Synergy Pharmaceuticals, Inc.*	20,520
4,768	Synta Pharmaceuticals Corp.*	15,115
442	T2 Biosystems, Inc.*	7,921
615	Tandem Diabetes Care, Inc.*	8,690
5,162	Team Health Holdings, Inc.*	295,060
1,416	TESARO, Inc.*	48,866
1,915	Tetraphase Pharmaceuticals, Inc.*	50,556
1,725	TG Therapeutics, Inc.*	25,737
7,920	TherapeuticsMD, Inc.*	30,413
1,730	Theravance Biopharma, Inc.*	27,369
6,054	Theravance, Inc.	91,597
4,176	Thoratec Corp.*	130,249
3,840	Threshold Pharmaceuticals, Inc.*	11,136
2,613	Tornier N.V.*	69,741
2,108	TransEnterix, Inc.*	4,427
1,829	Triple-S Management Corp., Class B*	42,287
547	TriVascular Technologies, Inc.*	7,368
613	Trupanion, Inc.*	3,721
896	U.S. Physical Therapy, Inc.	34,828
516	Ultragenyx Pharmaceutical, Inc.*	22,492
8,041	Unilife Corp.*	25,168
3,108	Universal American Corp.*	27,350
276	Utah Medical Products, Inc.	16,027
2,489	Vanda Pharmaceuticals, Inc.*	32,432
1,260	Vascular Solutions, Inc.*	32,407
477	Veracyte, Inc.*	3,110
1,540	Verastem, Inc.*	14,322
510	Versartis, Inc.*	9,190
414	Vital Therapies, Inc.*	8,574
6,608	VIVUS, Inc.*	22,137
1,662	Vocera Communications, Inc.*	16,055
3,764	Volcano Corp.*	41,630
3,223	WellCare Health Plans, Inc.*	237,664
5,195	West Pharmaceutical Services, Inc.	270,192
3,669	Wright Medical Group, Inc.*	107,465
1,077	Xencor, Inc.*	12,073
4,252	XenoPort, Inc.*	37,843
6,165	XOMA Corp.*	35,079
507	Zafgen, Inc.*	11,970
2,138	ZELTIQ Aesthetics, Inc.*	58,517
5,968	ZIOPHARM Oncology, Inc.*	25,125
9,030	Zogenix, Inc.*	10,294
502	ZS Pharma, Inc.*	21,566
		18,115,620
	Industrials — 9.8%

3,107	AAON, Inc.	64,377
2,910	AAR Corp.	74,583
4,105	ABM Industries, Inc.	111,204
3,679	Acacia Research Corp.	69,975
8,389	ACCO Brands Corp.*	73,488
2,827	Accuride Corp.*	13,230
2,114	Aceto Corp.	44,394
4,776	Actuant Corp., Class A	140,223
1,123	Advanced Drainage Systems, Inc.	26,402
2,690	Advisory Board Co. (The)*	114,594
2,793	Aegion Corp.*	53,207
1,401	Aerovironment, Inc.*	38,822
3,842	Air Transport Services Group, Inc.*	30,544
4,752	Aircastle Ltd.	98,366
526	Alamo Group, Inc.	25,053
2,069	Albany International Corp., Class A	77,319
1,013	Allegiant Travel Co.	142,083
1,990	Altra Industrial Motion Corp.	60,954
1,462	Ameresco, Inc., Class A*	11,272
696	American Railcar Industries, Inc.	41,050
579	American Science & Engineering, Inc.	28,302
904	American Woodmark Corp.*	36,006
2,141	Apogee Enterprises, Inc.	96,837
3,071	Applied Industrial Technologies, Inc.	143,999
3,022	ARC Document Solutions, Inc.*	29,102
225	ARC Group Worldwide, Inc.*	2,689
1,912	ArcBest Corp.	83,019
922	Argan, Inc.	29,292
1,387	Astec Industries, Inc.	54,467
1,384	Astronics Corp.*	67,844
1,856	Atlas Air Worldwide Holdings, Inc.*	84,726
1,881	AZZ, Inc.	84,231
3,618	Baltic Trading Ltd.	11,361

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,985	Barnes Group, Inc.	$146,369
526	Barrett Business Services, Inc.	11,477
3,624	Beacon Roofing Supply, Inc.*	98,138
3,636	Blount International, Inc.*	59,703
3,528	Brady Corp., Class A	88,200
3,434	Briggs & Stratton Corp.	68,852
3,562	Brink’s Co. (The)	77,295
3,358	Builders FirstSource, Inc.*	20,685
1,206	CAI International, Inc.*	25,700
24,172	Capstone Turbine Corp.*	20,304
2,871	Casella Waste Systems, Inc., Class A*	11,312
3,050	CBIZ, Inc.*	26,382
1,034	CDI Corp.	17,764
1,548	Ceco Environmental Corp.	21,920
1,538	Celadon Group, Inc.	33,898
4,075	Cenveo, Inc.*	7,661
2,239	Chart Industries, Inc.*	88,911
1,297	CIRCOR International, Inc.	86,834
6,902	Civeo Corp.	65,017
3,704	CLARCOR, Inc.	244,057
1,460	Columbus McKinnon Corp.	38,997
2,767	Comfort Systems USA, Inc.	39,762
1,942	Commercial Vehicle Group, Inc.*	12,720
862	Continental Building Products, Inc.*	14,395
2,483	Corporate Executive Board Co. (The)	181,780
1,293	Corporate Resource Services, Inc.*	1,552
738	CRA International, Inc.*	21,955
1,516	Cubic Corp.	77,998
3,542	Curtiss-Wright Corp.	251,128
3,678	Deluxe Corp.	214,979
5,547	DigitalGlobe, Inc.*	149,824
1,636	Douglas Dynamics, Inc.	37,677
799	Ducommun, Inc.*	19,895
950	DXP Enterprises, Inc.*	55,822
2,495	Dycom Industries, Inc.*	76,322
1,026	Dynamic Materials Corp.	16,457
1,726	Echo Global Logistics, Inc.*	48,414
4,946	EMCOR Group, Inc.	214,409
1,521	Encore Wire Corp.	55,775
2,828	Energy Recovery, Inc.*	13,433
3,451	EnerSys	209,579
1,293	Engility Holdings, Inc.*	54,371
1,920	Ennis, Inc.	25,555
1,345	Enphase Energy, Inc.*	14,136
1,669	EnPro Industries, Inc.*	107,684
444	Erickson, Inc.*	4,689
1,951	ESCO Technologies, Inc.	70,275
2,340	Esterline Technologies Corp.*	278,062
728	ExOne Co. (The)*	16,992
963	Exponent, Inc.	73,246
4,622	Federal Signal Corp.	68,960
2,292	Forward Air Corp.	112,216
806	Franklin Covey Co.*	15,217
3,505	Franklin Electric Co., Inc.	131,648
887	FreightCar America, Inc.	25,661
3,002	FTI Consulting, Inc.*	116,388
17,217	FuelCell Energy, Inc.*	28,752
2,766	Furmanite Corp.*	17,564
1,465	G&K Services, Inc., Class A	95,371
4,395	GenCorp, Inc.*	73,397
5,061	Generac Holdings, Inc.*	219,546
3,576	General Cable Corp.	49,206
812	General Finance Corp.*	7,389
2,267	Gibraltar Industries, Inc.*	32,531
1,569	Global Brass & Copper Holdings, Inc.	19,220
1,259	Global Power Equipment Group, Inc.	16,329
1,385	Gorman-Rupp Co. (The)	43,351
973	GP Strategies Corp.*	29,501
8,641	GrafTech International Ltd.*	35,255
741	Graham Corp.	22,504
2,875	Granite Construction, Inc.	103,069
4,396	Great Lakes Dredge & Dock Corp.*	33,322
2,029	Greenbrier Cos., Inc. (The)	112,569
2,931	Griffon Corp.	36,491
2,299	H&E Equipment Services, Inc.	80,465
5,936	Harsco Corp.	114,921
3,310	Hawaiian Holdings, Inc.*	67,160
5,165	Healthcare Services Group, Inc.	155,776
3,995	Heartland Express, Inc.	105,987
4,888	HEICO Corp.	259,113
1,338	Heidrick & Struggles International, Inc.	26,787
672	Heritage-Crystal Clean, Inc.*	11,088
4,356	Herman Miller, Inc.	132,379
2,200	Hill International, Inc.*	8,030
4,615	Hillenbrand, Inc.	148,418
3,314	HNI Corp.	155,559
1,305	Houston Wire & Cable Co.	16,730
2,704	Hub Group, Inc., Class A*	101,724
476	Hurco Cos., Inc.	16,527
1,731	Huron Consulting Group, Inc.*	119,716
754	Hyster-Yale Materials Handling, Inc.	55,351
1,465	ICF International, Inc.*	56,813
2,577	InnerWorkings, Inc.*	19,276
1,666	Insperity, Inc.	54,395
1,343	Insteel Industries, Inc.	29,318
4,886	Interface, Inc.	73,876
418	International Shipholding Corp.	6,884
18,273	JetBlue Airways Corp.*	267,334
2,144	John Bean Technologies Corp.	65,049
821	Kadant, Inc.	32,758
2,013	Kaman Corp.	79,191
2,010	Kelly Services, Inc., Class A	31,034
2,404	KEYW Holding Corp. (The)*	25,987
2,008	Kforce, Inc.	46,867
2,522	Kimball International, Inc., Class B	23,682
4,389	Knight Transportation, Inc.	146,022
2,467	Knightsbridge Shipping Ltd.	14,087
3,561	Knoll, Inc.	65,985
3,655	Korn/Ferry International*	99,233
3,284	Kratos Defense & Security Solutions, Inc.*	16,880
759	L.B. Foster Co., Class A	35,180
1,459	Layne Christensen Co.*	10,359
895	Lindsay Corp.	78,697
790	LMI Aerospace, Inc.*	11,092
1,583	LSI Industries, Inc.	10,669
1,251	Lydall, Inc.*	33,239
1,015	Manitex International, Inc.*	11,175
1,746	Marten Transport Ltd.	37,539
2,164	Masonite International Corp.*	126,832
4,811	MasTec, Inc.*	115,945
3,160	Matson, Inc.	111,264

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,194	Matthews International Corp., Class A	$101,078
1,902	McGrath RentCorp	67,065
7,193	Meritor, Inc.*	101,277
832	Miller Industries, Inc.	14,909
1,205	Mistras Group, Inc.*	20,593
3,433	Mobile Mini, Inc.	142,435
3,271	Moog, Inc., Class A*	238,063
2,173	MSA Safety, Inc.	119,363
4,166	Mueller Industries, Inc.	136,686
11,709	Mueller Water Products, Inc., Class A	111,118
914	Multi-Color Corp.	50,124
1,567	MYR Group, Inc.*	40,664
353	National Presto Industries, Inc.	20,707
3,614	Navigant Consulting, Inc.*	50,596
5,834	Navios Maritime Holdings, Inc.	28,237
2,061	NCI Building Systems, Inc.*	38,458
499	NL Industries, Inc.	3,787
1,304	NN, Inc.	27,606
548	Norcraft Cos., Inc.*	9,902
669	Nortek, Inc.*	53,339
697	Northwest Pipe Co.*	23,029
214	Omega Flex, Inc.	6,396
3,992	On Assignment, Inc.*	122,674
4,451	Orbital Sciences Corp.*	121,156
2,015	Orion Marine Group, Inc.*	22,125
238	PAM Transportation Services, Inc.*	10,815
644	Park-Ohio Holdings Corp.	36,173
599	Patrick Industries, Inc.*	26,709
490	Patriot Transportation Holding, Inc.*	18,463
615	Paylocity Holding Corp.*	17,890
12,057	Pendrell Corp.*	17,000
2,189	Performant Financial Corp.*	14,885
3,474	PGT, Inc.*	32,690
2,015	Pike Corp.*	24,099
12,280	Plug Power, Inc.*	46,910
1,570	Ply Gem Holdings, Inc.*	19,656
3,312	Polypore International, Inc.*	170,436
684	Powell Industries, Inc.	29,104
328	Power Solutions International, Inc.*	21,533
1,644	PowerSecure International, Inc.*	16,473
195	Preformed Line Products Co.	9,200
2,792	Primoris Services Corp.	73,011
1,662	Proto Labs, Inc.*	107,864
2,029	Quad/Graphics, Inc.	44,050
2,014	Quality Distribution, Inc.*	24,309
2,756	Quanex Building Products Corp.	54,514
1,023	Quest Resource Holding Corp.*	1,412
1	R.R. Donnelley & Sons Co.	10
2,679	Raven Industries, Inc.	60,278
1,709	RBC Bearings, Inc.	108,658
3,659	Republic Airways Holdings, Inc.*	48,592
2,850	Resources Connection, Inc.	43,235
2,405	Revolution Lighting Technologies, Inc.*	2,934
5,521	Rexnord Corp.*	152,104
2,050	Roadrunner Transportation Systems, Inc.*	46,146
3,898	RPX Corp.*	51,142
2,524	Rush Enterprises, Inc., Class A*	88,542
2,859	Safe Bulkers, Inc.	13,609
1,812	Saia, Inc.*	100,512
9,903	Scorpio Bulkers, Inc.*	32,383
185	SIFCO Industries, Inc.	5,994
3,038	Simpson Manufacturing Co., Inc.	100,862
3,757	SkyWest, Inc.	46,963
1,129	SP Plus Corp.*	23,461
745	Sparton Corp.*	18,536
940	Standex International Corp.	68,592
6,077	Steelcase, Inc., Class A	106,469
1,379	Sterling Construction Co., Inc.*	9,226
1,070	Stock Building Supply Holdings, Inc.*	17,131
1,634	Sun Hydraulics Corp.	65,801
6,252	Swift Transportation Co.*	181,746
2,499	TAL International Group, Inc.*	110,431
3,961	Taser International, Inc.*	85,082
527	TCP International Holdings Ltd.*	2,925
1,502	Team, Inc.*	60,996
2,759	Teledyne Technologies, Inc.*	294,965
1,353	Tennant Co.	91,260
4,775	Tetra Tech, Inc.	129,785
1,586	Textainer Group Holdings Ltd.	55,193
2,347	Thermon Group Holdings, Inc.*	56,774
3,238	Titan International, Inc.	32,056
1,274	Titan Machinery, Inc.*	16,345
2,469	Trex Co., Inc.*	104,044
3,325	TriMas Corp.*	103,507
1,154	TriNet Group, Inc.*	36,536
3,039	TrueBlue, Inc.*	69,745
2,737	Tutor Perini Corp.*	69,109
609	Twin Disc, Inc.	13,934
1,572	Ultrapetrol (Bahamas) Ltd.*	3,694
1,086	UniFirst Corp.	121,187
2,895	United Stationers, Inc.	118,869
1,473	Universal Forest Products, Inc.	70,321
483	Universal Truckload Services, Inc.	13,263
1,584	US Ecology, Inc.	63,075
461	USA Truck, Inc.*	9,215
6,725	UTi Worldwide, Inc.*	79,355
1,502	Viad Corp.	36,093
1,206	Vicor Corp.*	14,713
305	VSE Corp.	16,415
5,067	Wabash National Corp.*	54,673
2,581	WageWorks, Inc.*	150,782
1,899	Watsco, Inc.	192,749
2,094	Watts Water Technologies, Inc., Class A	126,603
3,284	Werner Enterprises, Inc.	101,870
3,854	Wesco Aircraft Holdings, Inc.*	53,917
2,828	West Corp.	88,347
4,873	Woodward, Inc.	251,837
803	Xerium Technologies, Inc.*	11,419
3,861	XPO Logistics, Inc.*	149,343
2,298	YRC Worldwide, Inc.*	55,175
		17,436,338
	Information Technology — 12.7%

935	A10 Networks, Inc.*	3,815
8,361	ACI Worldwide, Inc.*	162,621
3,387	Actuate Corp.*	12,193
5,658	Acxiom Corp.*	107,672
4,148	ADTRAN, Inc.	86,652
3,023	Advanced Energy Industries, Inc.*	61,760
3,784	Advent Software, Inc.	119,310
699	Aerohive Networks, Inc.*	3,404
1,077	Agilysys, Inc.*	13,226
923	Alliance Fiber Optic Products, Inc.	11,704

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,589	Alpha & Omega Semiconductor Ltd.*	$13,634
2,115	Ambarella, Inc.*	116,325
657	Amber Road, Inc.*	7,753
1,810	American Software, Inc., Class A	16,417
6,272	Amkor Technology, Inc.*	41,960
3,206	Angie’s List, Inc.*	19,044
1,999	Anixter International, Inc.	173,713
5,731	Applied Micro Circuits Corp.*	33,870
1,088	Applied Optoelectronics, Inc.*	11,805
7,850	Aruba Networks, Inc.*	146,873
6,770	Aspen Technology, Inc.*	255,500
1,031	Audience, Inc.*	3,588
2,562	AVG Technologies N.V.*	50,318
8,174	Axcelis Technologies, Inc.*	17,574
1,063	Badger Meter, Inc.	58,561
4,926	Bankrate, Inc.*	57,585
581	Barracuda Networks, Inc.*	20,875
3,675	Bazaarvoice, Inc.*	27,048
737	Bel Fuse, Inc., Class B	19,516
3,205	Belden, Inc.	234,061
3,961	Benchmark Electronics, Inc.*	94,193
358	Benefitfocus, Inc.*	9,698
1,145	Black Box Corp.	26,541
3,392	Blackbaud, Inc.	143,956
3,867	Blackhawk Network Holdings, Inc.*	140,449
3,107	Blucora, Inc.*	44,150
441	Borderfree, Inc.*	4,414
2,893	Bottomline Technologies (de), Inc.*	70,936
2,360	Brightcove, Inc.*	14,467
2,101	BroadSoft, Inc.*	56,664
4,911	Brooks Automation, Inc.	57,508
1,774	Cabot Microelectronics Corp.*	83,910
1,727	CACI International, Inc., Class A*	154,031
2,641	CalAmp Corp.*	49,360
3,050	Calix, Inc.*	32,330
3,378	Callidus Software, Inc.*	53,947
1,300	Carbonite, Inc.*	15,197
3,270	Cardtronics, Inc.*	128,053
482	Care.com, Inc.*	4,097
940	Cascade Microtech, Inc.*	13,019
847	Cass Information Systems, Inc.	38,564
3,883	Cavium, Inc.*	219,778
1,544	CEVA, Inc.*	26,572
1,520	ChannelAdvisor Corp.*	26,752
3,063	Checkpoint Systems, Inc.*	39,084
5,707	Ciber, Inc.*	17,292
7,720	Ciena Corp.*	127,612
2,447	Cimpress N.V.*	164,169
4,561	Cirrus Logic, Inc.*	83,421
836	Clearfield, Inc.*	10,952
6,383	Cognex Corp.*	259,852
1,831	Coherent, Inc.*	101,364
1,857	Cohu, Inc.	21,263
3,469	CommVault Systems, Inc.*	164,084
1,107	Computer Task Group, Inc.	10,317
16,147	Compuware Corp.	166,637
2,547	comScore, Inc.*	111,992
1,125	Comtech Telecommunications Corp.	44,651
1,648	Comverse, Inc.*	33,042
2,309	Constant Contact, Inc.*	75,458
838	Control4 Corp.*	12,637
7,458	Convergys Corp.	155,499
4,927	Conversant, Inc.*	172,544
3,905	Cornerstone OnDemand, Inc.*	124,062
2,816	Covisint Corp.*	6,477
2,992	Cray, Inc.*	100,471
2,507	CSG Systems International, Inc.	62,976
2,483	CTS Corp.	42,658
1,518	CUI Global, Inc.*	11,248
1,321	Cvent, Inc.*	35,561
2,022	Cyan, Inc.*	5,116
11,595	Cypress Semiconductor Corp.*	122,907
2,775	Daktronics, Inc.	33,106
1,447	Datalink Corp.*	17,682
3,937	Dealertrack Technologies, Inc.*	185,669
639	Demand Media, Inc.*	3,566
2,207	Demandware, Inc.*	123,592
2,849	Dice Holdings, Inc.*	30,969
1,864	Digi International, Inc.*	13,309
480	Digimarc Corp.	11,602
2,399	Digital River, Inc.*	60,911
2,680	Diodes, Inc.*	71,261
4,411	Dot Hill Systems Corp.*	20,555
1,629	DSP Group, Inc.*	17,626
1,247	DTS, Inc.*	40,216
1,705	E2open, Inc.*	11,475
7,524	EarthLink Holdings Corp.	33,030
1,297	Eastman Kodak Co.*	26,368
2,252	Ebix, Inc.	36,505
1,208	Electro Rent Corp.	16,852
1,800	Electro Scientific Industries, Inc.	12,906
3,423	Electronics For Imaging, Inc.*	152,152
2,066	Ellie Mae, Inc.*	83,590
5,215	Emulex Corp.*	28,213
2,216	Endurance International Group Holdings, Inc.*	36,830
1,986	EnerNOC, Inc.*	28,976
10,231	Entegris, Inc.*	137,812
6,532	Entropic Communications, Inc.*	15,546
2,503	Envestnet, Inc.*	128,028
2,618	EPAM Systems, Inc.*	133,597
2,286	EPIQ Systems, Inc.	35,067
385	ePlus, Inc.*	26,503
3,746	Euronet Worldwide, Inc.*	217,530
4,827	EVERTEC, Inc.	106,387
554	Everyday Health, Inc.*	7,169
2,904	Exar Corp.*	26,514
2,401	ExlService Holdings, Inc.*	67,300
7,092	Extreme Networks, Inc.*	25,673
2,581	Fabrinet*	43,283
2,364	Fair Isaac Corp.	169,688
9,185	Fairchild Semiconductor International, Inc.*	148,154
1,266	FARO Technologies, Inc.*	69,541
3,108	FEI Co.	266,169
7,111	Finisar Corp.*	121,243
894	Five9, Inc.*	3,943
2,744	FleetMatics Group PLC*	96,561
4,083	FormFactor, Inc.*	32,827
803	Forrester Research, Inc.	31,887
1,776	Gigamon, Inc.*	25,468
4,841	Global Cash Access Holdings, Inc.*	34,371
2,802	Global Eagle Entertainment, Inc.*	37,155
496	Globant S.A.*	6,845
6,606	Glu Mobile, Inc.*	24,145
4,106	Gogo, Inc.*	64,957
657	GrubHub, Inc.*	24,178

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,231	GSI Group, Inc.*	$28,289
1,037	GTT Communications, Inc.*	14,653
1,310	Guidance Software, Inc.*	7,637
4,995	Guidewire Software, Inc.*	252,098
1,844	Hackett Group, Inc. (The)	16,393
6,969	Harmonic, Inc.*	48,783
2,634	Heartland Payment Systems, Inc.	143,606
2,497	Higher One Holdings, Inc.*	8,914
2,705	iGATE Corp.*	99,950
3,864	II-VI, Inc.*	51,275
2,086	Immersion Corp.*	18,086
1,626	Imperva, Inc.*	69,170
9,004	Infinera Corp.*	122,725
3,962	Infoblox, Inc.*	71,316
2,399	Information Services Group, Inc.*	9,500
2,302	Inphi Corp.*	33,816
3,009	Insight Enterprises, Inc.*	70,501
9,817	Integrated Device Technology, Inc.*	183,185
2,222	Integrated Silicon Solution, Inc.	32,152
1,234	Interactive Intelligence Group, Inc.*	55,814
2,973	InterDigital, Inc.	148,293
3,991	Internap Network Services Corp.*	31,649
5,237	International Rectifier Corp.*	208,852
9,467	Intersil Corp., Class A	124,112
1,757	Intevac, Inc.*	12,475
2,885	Intralinks Holdings, Inc.*	31,389
5,225	InvenSense, Inc.*	75,710
2,890	Itron, Inc.*	116,756
4,233	Ixia*	43,896
1,798	IXYS Corp.	20,551
3,496	j2 Global, Inc.	197,664
3,129	Jive Software, Inc.*	18,461
3,337	Kemet Corp.*	13,448
1,895	Kimball Electronics, Inc.*	20,845
5,454	Kofax Ltd.*	36,542
4,849	Kopin Corp.*	16,535
1,166	KVH Industries, Inc.*	14,249
8,649	Lattice Semiconductor Corp.*	56,651
4,431	Limelight Networks, Inc.*	12,097
4,753	Lionbridge Technologies, Inc.*	24,098
1,804	Liquidity Services, Inc.*	18,960
1,656	Littelfuse, Inc.	159,191
3,985	LivePerson, Inc.*	51,566
1,785	LogMeIn, Inc.*	90,267
577	Luxoft Holding, Inc.*	22,780
885	M/A-COM Technology Solutions Holdings, Inc.*	21,975
5,572	Manhattan Associates, Inc.*	220,428
1,761	ManTech International Corp., Class A	53,041
2,414	Marchex, Inc., Class B	8,763
1,937	Marin Software, Inc.*	16,697
1,886	Marketo, Inc.*	60,277
849	Mavenir Systems, Inc.*	10,748
4,977	MAXIMUS, Inc.	260,745
2,048	MaxLinear, Inc., Class A*	14,950
2,199	Maxwell Technologies, Inc.*	22,628
7,118	Mentor Graphics Corp.	158,091
2,445	Mercury Systems, Inc.*	31,589
206	Mesa Laboratories, Inc.	15,184
2,788	Methode Electronics, Inc.	108,035
3,278	Micrel, Inc.	42,778
6,981	Microsemi Corp.*	189,883
669	MicroStrategy, Inc., Class A*	114,894
5,541	Millennial Media, Inc.*	9,641
3,934	MKS Instruments, Inc.	143,355
906	MobileIron, Inc.*	8,399
1,416	Model N, Inc.*	14,585
2,717	ModusLink Global Solutions, Inc.*	8,993
2,142	MoneyGram International, Inc.*	18,464
2,838	Monolithic Power Systems, Inc.	136,593
2,906	Monotype Imaging Holdings, Inc.	80,322
6,689	Monster Worldwide, Inc.*	29,097
1,114	MTS Systems Corp.	73,892
659	Multi-Fineline Electronix, Inc.*	6,669
1,756	Nanometrics, Inc.*	26,059
2,682	NETGEAR, Inc.*	93,119
2,680	NetScout Systems, Inc.*	102,242
4,124	NeuStar, Inc., Class A*	112,379
2,931	Newport Corp.*	51,615
4,794	NIC, Inc.	86,388
681	Nimble Storage, Inc.*	17,958
1,074	Numerex Corp., Class A*	11,793
355	NVE Corp.*	25,056
6,883	Oclaro, Inc.*	12,389
4,124	OmniVision Technologies, Inc.*	119,225
1,260	Oplink Communications, Inc.	30,454
571	OPOWER, Inc.*	8,890
1,465	OSI Systems, Inc.*	103,385
700	Park City Group, Inc.*	6,412
1,535	Park Electrochemical Corp.	37,761
7,111	ParkerVision, Inc.*	7,324
479	Paycom Software, Inc.*	13,771
711	PC Connection, Inc.	15,905
2,244	PDF Solutions, Inc.*	29,733
2,605	Pegasystems, Inc.	54,497
2,041	Peregrine Semiconductor Corp.*	25,410
2,542	Perficient, Inc.*	44,002
1,632	Pericom Semiconductor Corp.*	20,743
4,531	Photronics, Inc.*	40,870
3,129	Plantronics, Inc.	163,240
2,493	Plexus Corp.*	97,252
12,744	PMC-Sierra, Inc.*	103,864
10,154	Polycom, Inc.*	133,728
2,235	Power Integrations, Inc.	112,108
2,031	PRGX Global, Inc.*	10,561
1,521	Procera Networks, Inc.*	10,434
3,776	Progress Software Corp.*	97,383
2,718	Proofpoint, Inc.*	118,016
1,729	PROS Holdings, Inc.*	49,449
725	Q2 Holdings, Inc.*	13,478
449	QAD, Inc., Class A	8,809
6,590	Qlik Technologies, Inc.*	203,170
6,409	QLogic Corp.*	73,960
1,478	Qualys, Inc.*	52,454
16,123	Quantum Corp.*	25,474
4,053	QuickLogic Corp.*	12,240
2,550	QuinStreet, Inc.*	11,551
1,828	Rally Software Development Corp.*	19,285
8,359	Rambus, Inc.*	99,054
2,956	RealD, Inc.*	33,846
1,690	RealNetworks, Inc.*	11,847
3,807	RealPage, Inc.*	78,272
609	Reis, Inc.	15,322
21,034	RF Micro Devices, Inc.*	307,307
639	Rightside Group Ltd.*	5,182
1,347	Rocket Fuel, Inc.*	22,023
2,059	Rofin-Sinar Technologies, Inc.*	55,428
1,331	Rogers Corp.*	94,261

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,561	Rosetta Stone, Inc.*	$15,829
584	Rubicon Project, Inc. (The)*	8,211
1,922	Rubicon Technology, Inc.*	9,879
4,766	Ruckus Wireless, Inc.*	54,618
2,443	Rudolph Technologies, Inc.*	22,427
6,052	Sanmina Corp.*	148,879
1,803	Sapiens International Corp. N.V.*	13,378
8,423	Sapient Corp.*	208,048
2,096	ScanSource, Inc.*	81,451
3,089	Science Applications International Corp.	156,396
2,017	SciQuest, Inc.*	30,073
2,416	Seachange International, Inc.*	16,211
4,942	Semtech Corp.*	125,823
5,032	ServiceSource International, Inc.*	20,480
4,595	ShoreTel, Inc.*	34,371
1,120	Shutterstock, Inc.*	84,202
2,542	Silicon Graphics International Corp.*	24,429
5,758	Silicon Image, Inc.*	31,842
3,192	Silicon Laboratories, Inc.*	144,757
2,573	Silver Spring Networks, Inc.*	18,448
18,069	Sonus Networks, Inc.*	66,855
4,439	Spansion, Inc., Class A*	103,739
3,587	Speed Commerce, Inc.*	10,653
1,191	SPS Commerce, Inc.*	69,411
5,008	SS&C Technologies Holdings, Inc.	253,154
1,043	Stamps.com, Inc.*	49,282
2,538	Super Micro Computer, Inc.*	84,465
2,896	Sykes Enterprises, Inc.*	67,100
2,649	Synaptics, Inc.*	166,860
2,595	Synchronoss Technologies, Inc.*	111,144
2,094	SYNNEX Corp.	149,595
2,283	Syntel, Inc.*	101,593
6,137	Take-Two Interactive Software, Inc.*	169,749
2,845	Tangoe, Inc.*	36,999
1,218	TechTarget, Inc.*	12,326
3,538	TeleCommunication Systems, Inc., Class A*	10,862
2,000	Telenav, Inc.*	13,860
1,291	TeleTech Holdings, Inc.*	30,171
419	Tessco Technologies, Inc.	11,698
3,931	Tessera Technologies, Inc.	134,362
1,371	Textura Corp.*	32,849
8,444	TiVo, Inc.*	102,848
542	Travelzoo, Inc.*	7,116
2,607	Tremor Video, Inc.*	6,387
12,592	TriQuint Semiconductor, Inc.*	306,867
572	TrueCar, Inc.*	10,960
2,713	Trulia, Inc.*	137,902
3,979	TTM Technologies, Inc.*	26,898
260	TubeMogul, Inc.*	4,150
2,428	Tyler Technologies, Inc.*	263,632
2,184	Ubiquiti Networks, Inc.	63,118
2,086	Ultimate Software Group, Inc. (The)*	307,143
2,165	Ultra Clean Holdings, Inc.*	18,814
2,060	Ultratech, Inc.*	40,108
3,758	Unisys Corp.*	100,414
2,980	Universal Display Corp.*	82,665
7,201	Unwired Planet, Inc.*	9,865
391	Varonis Systems, Inc.*	9,306
2,165	VASCO Data Security International, Inc.*	64,517
2,942	Veeco Instruments, Inc.*	110,060
4,396	Verint Systems, Inc.*	264,595
3,042	ViaSat, Inc.*	201,685
382	Viasystems Group, Inc.*	5,971
5,891	Violin Memory, Inc.*	30,869
3,127	VirnetX Holding Corp.*	16,604
1,912	Virtusa Corp.*	76,614
935	Vishay Precision Group, Inc.*	15,643
4,058	Vitesse Semiconductor Corp.*	13,473
5,252	Vringo, Inc.*	5,104
3,807	Web.com Group, Inc.*	64,605
2,849	WebMD Health Corp.*	104,102
2,849	WEX, Inc.*	322,165
1,019	Wix.com Ltd.*	21,817
3,904	Xcerra Corp.*	31,271
1,977	XO Group, Inc.*	28,666
2,272	Xoom Corp.*	31,831
1,332	YuMe, Inc.*	7,140
837	Zendesk, Inc.*	19,887
4,358	Zix Corp.*	13,771
		22,731,867
	Materials — 3.3%

2,145	A. Schulman, Inc.	82,068
1,379	A.M. Castle & Co.*	10,370
1,598	Advanced Emissions Solutions, Inc.*	31,960
298	AEP Industries, Inc.*	13,330
13,016	AK Steel Holding Corp.*	77,055
7,661	Allied Nevada Gold Corp.*	11,185
2,116	American Vanguard Corp.	23,043
612	Ampco-Pittsburgh Corp.	11,200
5,140	Axiall Corp.	222,459
2,235	Balchem Corp.	145,275
6,609	Berry Plastics Group, Inc.*	191,264
2,897	Boise Cascade Co.*	103,394
3,916	Calgon Carbon Corp.*	79,926
3,780	Century Aluminum Co.*	104,517
497	Chase Corp.	16,873
6,656	Chemtura Corp.*	155,085
1,501	Clearwater Paper Corp.*	99,456
7,610	Coeur Mining, Inc.*	31,277
8,654	Commercial Metals Co.	141,406
816	Deltic Timber Corp.	50,796
5,270	Ferro Corp.*	67,825
3,954	Flotek Industries, Inc.*	77,024
1,601	FutureFuel Corp.	17,867
4,694	Globe Specialty Metals, Inc.	81,347
2,770	Gold Resource Corp.	9,972
24,031	Graphic Packaging Holding Co.*	299,186
3,682	H.B. Fuller Co.	159,026
297	Handy & Harman Ltd.*	11,075
782	Hawkins, Inc.	30,842
912	Haynes International, Inc.	40,940
5,399	Headwaters, Inc.*	75,586
25,220	Hecla Mining Co.	59,519
3,729	Horsehead Holding Corp.*	58,247
1,612	Innophos Holdings, Inc.	87,177
1,794	Innospec, Inc.	76,891
4,101	Intrepid Potash, Inc.*	58,521
1,325	Kaiser Aluminum Corp.	96,433
6,217	KapStone Paper and Packaging Corp.*	185,702
706	KMG Chemicals, Inc.	13,139
1,503	Koppers Holdings, Inc.	43,858
2,408	Kraton Performance Polymers, Inc.*	44,307

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,540	Kronos Worldwide, Inc.	$20,035
1,970	Landec Corp.*	25,886
10,376	Louisiana-Pacific Corp.*	158,130
1,421	LSB Industries, Inc.*	46,992
1,023	Marrone Bio Innovations, Inc.*	2,465
1,515	Materion Corp.	52,677
2,536	Minerals Technologies, Inc.	188,247
13,383	Molycorp, Inc.*	13,249
2,028	Myers Industries, Inc.	32,996
1,217	Neenah Paper, Inc.	69,661
3,259	Noranda Aluminum Holding Corp.	12,417
5,806	Olin Corp.	146,079
668	Olympic Steel, Inc.	10,862
2,361	OM Group, Inc.	64,243
3,480	OMNOVA Solutions, Inc.*	23,246
3,164	P. H. Glatfelter Co.	80,112
6,918	PolyOne Corp.	258,041
974	Quaker Chemical Corp.	79,313
16,736	Rentech, Inc.*	21,589
4,794	Resolute Forest Products, Inc.*	80,300
2,259	RTI International Metals, Inc.*	51,799
810	Ryerson Holding Corp.*	8,740
1,936	Schnitzer Steel Industries, Inc., Class A	44,141
2,238	Schweitzer-Mauduit International, Inc.	95,719
3,126	Senomyx, Inc.*	18,193
3,636	Sensient Technologies Corp.	214,342
1,413	Stepan Co.	58,498
8,807	Stillwater Mining Co.*	115,636
5,128	SunCoke Energy, Inc.	104,252
2,095	Taminco Corp.*	54,281
1,442	Trecora Resources*	17,722
1,828	Tredegar Corp.	33,526
844	Trinseo S.A.*	12,964
4,518	Tronox Ltd., Class A	101,881
3,953	U.S. Silica Holdings, Inc.	124,203
445	UFP Technologies, Inc.*	9,719
144	United States Lime & Minerals, Inc.	9,821
520	Universal Stainless & Alloy Products, Inc.*	12,678
1,041	US Concrete, Inc.*	29,377
4,840	Walter Energy, Inc.	15,391
3,104	Wausau Paper Corp.	30,885
3,784	Worthington Industries, Inc.	142,695
1,688	Zep, Inc.	22,974
		5,912,400
	Telecommunication Services — 0.5%

6,511	8x8, Inc.*	50,656
690	Atlantic Tele-Network, Inc.	46,906
1,706	Boingo Wireless, Inc.*	13,580
15,369	Cincinnati Bell, Inc.*	54,714
3,424	Cogent Communications Holdings, Inc.	121,278
3,705	Consolidated Communications Holdings, Inc.	101,566
1,526	FairPoint Communications, Inc.*	22,966
2,639	General Communication, Inc., Class A*	32,064
20,181	Globalstar, Inc.*	56,910
779	Hawaiian Telcom Holdco, Inc.*	20,254
1,237	IDT Corp., Class B	20,955
4,464	inContact, Inc.*	36,873
2,384	Inteliquent, Inc.	43,913
2,010	Intelsat S.A.*	35,396
5,925	Iridium Communications, Inc.*	56,584
1,381	Lumos Networks Corp.	22,842
1,311	magicJack VocalTec Ltd.*	10,658
1,245	NTELOS Holdings Corp.	10,458
3,275	ORBCOMM, Inc.*	21,222
3,546	Premiere Global Services, Inc.*	37,410
2,058	RingCentral, Inc., Class A*	25,890
1,773	Shenandoah Telecommunications Co.	52,534
1,592	Spok Holdings, Inc.	25,249
12,806	Vonage Holdings Corp.*	43,668
		964,546
	Utilities — 2.5%

2,101	Abengoa Yield PLC	59,248
3,112	ALLETE, Inc.	158,619
2,852	American States Water Co.	99,506
571	Artesian Resources Corp., Class A	12,265
8,869	Atlantic Power Corp.	20,221
4,422	Avista Corp.	152,338
3,279	Black Hills Corp.	177,099
3,514	California Water Service Group	88,096
1,068	Chesapeake Utilities Corp.	47,985
4,438	Cleco Corp.	238,454
801	Connecticut Water Service, Inc.	27,915
9,033	Dynegy, Inc.*	299,444
2,964	El Paso Electric Co.	112,128
3,175	Empire District Electric Co. (The)	87,979
3,699	IDACORP, Inc.	229,745
3,169	Laclede Group, Inc. (The)	160,763
2,548	MGE Energy, Inc.	112,137
1,177	Middlesex Water Co.	25,941
3,098	New Jersey Resources Corp.	179,374
1,996	Northwest Natural Gas Co.	92,834
2,878	NorthWestern Corp.	153,196
1,748	NRG Yield, Inc., Class A	82,838
3,819	ONE Gas, Inc.	148,254
1,303	Ormat Technologies, Inc.	35,676
2,683	Otter Tail Corp.	77,217
2,902	Pattern Energy Group, Inc.	76,990
5,729	Piedmont Natural Gas Co., Inc.	214,723
5,856	PNM Resources, Inc.	169,590
5,749	Portland General Electric Co.	211,966
1,150	SJW Corp.	34,431
2,426	South Jersey Industries, Inc.	138,476
3,420	Southwest Gas Corp.	197,984
219	Spark Energy, Inc., Class A	3,068
1,695	TerraForm Power, Inc., Class A	56,189
4,158	UIL Holdings Corp.	165,488
1,021	Unitil Corp.	35,970
3,817	WGL Holdings, Inc.	186,537
949	York Water Co. (The)	19,170
		4,389,854
	Total Common Stocks (Cost $135,327,804)	126,311,819

No. of Rights
	Rights — 0.0%‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^	6,214
3,034	Leap Wireless International, Inc.*^	7,646
363	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	13,860

See accompanying notes to the financial statements.

No. of Warrants		Value
	Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	$—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(b) — 11.5%
$20,483,514	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $20,483,625	20,483,514
	Total Repurchase Agreements (Cost $20,483,514)	20,483,514

	Total Investment Securities (Cost $155,811,318) — 82.3%	146,809,193
	Other assets less liabilities — 17.7%	31,505,056
	Net Assets — 100.0%	$178,314,249

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $13,860 or 0.01% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $14,028,896.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,283,800
Aggregate gross unrealized depreciation	(14,740,557)
Net unrealized depreciation	$(10,456,757)
Federal income tax cost of investments	$157,265,950

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	8	12/19/14	$937,920	$71,654

Cash collateral in the amount of $44,880 was pledged to cover margin requirements for open futures contracts as of November 30, 2014.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Russell2000 had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$141,723,345	01/06/16	Bank of America, N.A.	(0.02)%	Russell 2000® Index	$18,202,818	$(18,202,818)	$—	$—
24,806,567	12/07/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(143,051)	142,187	864	—
865,042	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Index	62,855	—	—	62,855
518,874	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	511,549
11,841,266	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	443,463
12,360,140					955,012	—	(950,000)	5,012
4,127,533	12/07/15	Goldman Sachs International	(0.48)%	iShares® Russell 2000 ETF	9,624
9,717,008	12/07/15	Goldman Sachs International	(0.28)%	Russell 2000® Index	307,200
13,844,541					316,824	(316,824)	—	—
31,499,574	01/06/16	Morgan Stanley & Co. International PLC	(0.04)%	Russell 2000® Index	4,274,855
74,847,750	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	iShares® Russell 2000 ETF	154,303
106,347,324					4,429,158	(4,429,158)	—	—
103,187,935	11/06/15	Societe Generale	0.16%	Russell 2000® Index	9,135,726	—	(9,135,726)	—
4,572,333	12/07/15	UBS AG	0.01%	Russell 2000® Index	(20,856)	10,659	10,197	—
$407,707,227					$32,938,486

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 77.4%
	Consumer Discretionary — 5.0%

23	Aaron’s, Inc.	$653
27	Abercrombie & Fitch Co., Class A	779
41	Apollo Education Group, Inc.*	1,280
1	Aramark	30
56	Ascena Retail Group, Inc.*	750
46	Bed Bath & Beyond, Inc.*	3,375
86	Best Buy Co., Inc.	3,389
17	Big Lots, Inc.	864
19	Cabela’s, Inc.*	1,031
29	CarMax, Inc.*	1,652
181	Carnival Corp.	7,993
21	CBS Corp. (Non-Voting), Class B	1,152
37	Chico’s FAS, Inc.	587
14	Choice Hotels International, Inc.	776
10	Clear Channel Outdoor Holdings, Inc., Class A	78
94	Comcast Corp., Class A	5,362
5	CST Brands, Inc.	218
125	D.R. Horton, Inc.	3,186
56	Darden Restaurants, Inc.	3,191
27	DeVry Education Group, Inc.	1,319
34	Dick’s Sporting Goods, Inc.	1,721
4	Dillard’s, Inc., Class A	472
24	DISH Network Corp., Class A*	1,906
32	Dollar General Corp.*	2,136
32	DreamWorks Animation SKG, Inc., Class A*	763
32	DSW, Inc., Class A	1,135
2	Family Dollar Stores, Inc.	158
53	Foot Locker, Inc.	3,036
1,657	Ford Motor Co.	26,065
46	GameStop Corp., Class A	1,739
97	Gannett Co., Inc.	3,157
52	Garmin Ltd.	2,980
684	General Motors Co.	22,866
26	Gentex Corp.	925
4	Genuine Parts Co.	411
3	GoPro, Inc., Class A*	234
1	Graham Holdings Co., Class B	887
8	Hasbro, Inc.	474
3	HomeAway, Inc.*	94
17	Hyatt Hotels Corp., Class A*	1,002
105	International Game Technology	1,788
130	J.C. Penney Co., Inc.*	1,041
57	Jarden Corp.*	2,517
19	John Wiley & Sons, Inc., Class A	1,135
208	Johnson Controls, Inc.	10,400
84	Kohl’s Corp.	5,008
67	L Brands, Inc.	5,420
7	Lear Corp.	671
30	Leggett & Platt, Inc.	1,263
71	Lennar Corp., Class A	3,354
10	Liberty Broadband Corp., Class A*	548
20	Liberty Broadband Corp., Class C*	1,102
105	Liberty Interactive Corp., Class A*	3,061
40	Liberty Media Corp., Class A*	1,471
81	Liberty Media Corp., Class C*	2,959
30	Live Nation Entertainment, Inc.*	804
35	Macy’s, Inc.	2,272
26	Madison Square Garden Co. (The), Class A*	1,899
12	Marriott International, Inc., Class A	945
92	Mattel, Inc.	2,903
146	MGM Resorts International*	3,330
4	Michaels Cos., Inc. (The)*	96
26	Mohawk Industries, Inc.*	3,993
11	Murphy USA, Inc.*	701
48	Newell Rubbermaid, Inc.	1,743
212	News Corp., Class A*	3,290
3	Norwegian Cruise Line Holdings Ltd.*	132
10	Penske Automotive Group, Inc.	473
162	PulteGroup, Inc.	3,504
4	PVH Corp.	509
6	Ralph Lauren Corp.	1,109
26	Regal Entertainment Group, Class A	600
71	Royal Caribbean Cruises Ltd.	5,236
18	Sally Beauty Holdings, Inc.*	570
3	Sears Holdings Corp.*	108
20	Service Corp. International	452
6	ServiceMaster Global Holdings, Inc.*	158
11	Signet Jewelers Ltd.	1,441
276	Staples, Inc.	3,881
45	Starwood Hotels & Resorts Worldwide, Inc.	3,555
5	Starz, Class A*	165
243	Target Corp.	17,982
14	Taylor Morrison Home Corp., Class A*	271
152	Thomson Reuters Corp.	6,019
376	Time Warner, Inc.	32,005
76	Toll Brothers, Inc.*	2,659
47	TRW Automotive Holdings Corp.*	4,860
214	Twenty-First Century Fox, Inc., Class A	7,875
13	Urban Outfitters, Inc.*	420
19	Visteon Corp.*	1,862
120	Walt Disney Co. (The)	11,101
117	Wendy’s Co. (The)	1,020
30	Whirlpool Corp.	5,585
		287,092
	Consumer Staples — 5.8%

46	Altria Group, Inc.	2,312
252	Archer-Daniels-Midland Co.	13,275
110	Avon Products, Inc.	1,076
63	Bunge Ltd.	5,719
25	Campbell Soup Co.	1,132
9	Clorox Co. (The)	915
41	Colgate-Palmolive Co.	2,853
180	ConAgra Foods, Inc.	6,574
5	Constellation Brands, Inc., Class A*	482
11	Costco Wholesale Corp.	1,563
6	Coty, Inc., Class A*	121
428	CVS Health Corp.	39,102
26	Energizer Holdings, Inc.	3,381
2	Hain Celestial Group, Inc. (The)*	226
27	Ingredion, Inc.	2,247
44	J.M. Smucker Co. (The)	4,513
10	Kellogg Co.	663
27	Kimberly-Clark Corp.	3,148
58	Molson Coors Brewing Co., Class B	4,486
722	Mondelez International, Inc., Class A	28,302
277	Philip Morris International, Inc.	24,080
23	Pilgrim’s Pride Corp.*	743
23	Pinnacle Foods, Inc.	783
1,089	Procter & Gamble Co. (The)	98,478
32	Reynolds American, Inc.	2,109
138	Rite Aid Corp.*	756
98	Safeway, Inc.	3,414
156	Sysco Corp.	6,281
116	Tyson Foods, Inc., Class A	4,911
101	Walgreen Co.	6,930

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
611	Wal-Mart Stores, Inc.	$53,487
89	Whole Foods Market, Inc.	4,364
		328,426
	Energy — 8.5%

200	Anadarko Petroleum Corp.	15,830
165	Apache Corp.	10,575
21	Atwood Oceanics, Inc.*	674
171	Baker Hughes, Inc.	9,747
31	Cameron International Corp.*	1,590
173	Chesapeake Energy Corp.	3,505
812	Chevron Corp.	88,402
33	Cimarex Energy Co.	3,463
14	Cobalt International Energy, Inc.*	126
524	ConocoPhillips	34,621
98	CONSOL Energy, Inc.	3,835
4	CVR Energy, Inc.	186
150	Denbury Resources, Inc.	1,239
174	Devon Energy Corp.	10,261
29	Diamond Offshore Drilling, Inc.	852
31	Energen Corp.	1,851
14	EP Energy Corp., Class A*	150
6	EQT Corp.	546
1,833	Exxon Mobil Corp.	165,960
13	Frank’s International N.V.	234
22	Golar LNG Ltd.	913
7	Gulfport Energy Corp.*	334
13	Helmerich & Payne, Inc.	904
119	Hess Corp.	8,679
69	HollyFrontier Corp.	2,817
203	Kinder Morgan, Inc.	8,394
4	Laredo Petroleum, Inc.*	42
289	Marathon Oil Corp.	8,358
27	Marathon Petroleum Corp.	2,432
10	Memorial Resource Development Corp.*	216
77	Murphy Oil Corp.	3,728
114	Nabors Industries Ltd.	1,496
168	National Oilwell Varco, Inc.	11,263
58	Newfield Exploration Co.*	1,579
44	Noble Energy, Inc.	2,164
335	Occidental Petroleum Corp.	26,723
20	Oil States International, Inc.*	997
42	ONEOK, Inc.	2,275
30	Patterson-UTI Energy, Inc.	531
20	PBF Energy, Inc., Class A	565
116	Peabody Energy Corp.	1,173
142	Phillips 66	10,369
67	QEP Resources, Inc.	1,369
2	Rice Energy, Inc.*	50
53	Rowan Cos. PLC, Class A	1,154
211	SandRidge Energy, Inc.*	593
106	Seadrill Ltd.	1,554
12	Seventy Seven Energy, Inc.*	93
286	Spectra Energy Corp.	10,834
62	Superior Energy Services, Inc.	1,197
11	Teekay Corp.	547
31	Tesoro Corp.	2,375
21	Tidewater, Inc.	649
46	Ultra Petroleum Corp.*	913
20	Unit Corp.*	764
173	Valero Energy Corp.	8,409
46	Whiting Petroleum Corp.*	1,921
24	World Fuel Services Corp.	1,087
86	WPX Energy, Inc.*	1,167
		484,275
	Financials — 22.8%

144	ACE Ltd.	16,465
194	Aflac, Inc.	11,588
31	Alexandria Real Estate Equities, Inc. (REIT)	2,663
7	Alleghany Corp.*	3,196
42	Allied World Assurance Co. Holdings AG	1,583
185	Allstate Corp. (The)	12,608
12	Ally Financial, Inc.*	285
45	American Campus Communities, Inc. (REIT)	1,800
151	American Capital Agency Corp. (REIT)	3,484
26	American Financial Group, Inc./OH	1,570
64	American Homes 4 Rent, Class A (REIT)	1,101
617	American International Group, Inc.	33,812
3	American National Insurance Co.	344
388	American Realty Capital Properties, Inc. (REIT)	3,647
53	Ameriprise Financial, Inc.	6,984
404	Annaly Capital Management, Inc. (REIT)	4,654
29	Aon PLC	2,682
27	Apartment Investment & Management Co., Class A (REIT)	1,006
57	Arch Capital Group Ltd.*	3,267
4	Arthur J. Gallagher & Co.	192
28	Aspen Insurance Holdings Ltd.	1,238
68	Associated Banc-Corp	1,257
31	Assurant, Inc.	2,095
72	Assured Guaranty Ltd.	1,840
55	AvalonBay Communities, Inc. (REIT)	8,843
46	Axis Capital Holdings Ltd.	2,302
4,488	Bank of America Corp.	76,475
19	Bank of Hawaii Corp.	1,095
487	Bank of New York Mellon Corp. (The)	19,495
43	BankUnited, Inc.	1,299
307	BB&T Corp.	11,540
781	Berkshire Hathaway, Inc., Class B*	116,127
82	BioMed Realty Trust, Inc. (REIT)	1,759
34	BlackRock, Inc.	12,209
12	BOK Financial Corp.	773
57	Boston Properties, Inc. (REIT)	7,389
76	Brandywine Realty Trust (REIT)	1,175
21	Brixmor Property Group, Inc. (REIT)	508
49	Brown & Brown, Inc.	1,578
37	Camden Property Trust (REIT)	2,837
244	Capital One Financial Corp.	20,301
71	CBL & Associates Properties, Inc. (REIT)	1,381
401	Charles Schwab Corp. (The)	11,356
439	Chimera Investment Corp. (REIT)	1,484
104	Chubb Corp. (The)	10,717
70	Cincinnati Financial Corp.	3,566
83	CIT Group, Inc.	4,050
1,297	Citigroup, Inc.	69,999
20	City National Corp./CA	1,544
136	CME Group, Inc.	11,511
11	CNA Financial Corp.	426
45	Columbia Property Trust, Inc. (REIT)	1,134
78	Comerica, Inc.	3,636
37	Commerce Bancshares, Inc./MO	1,574
37	Corporate Office Properties Trust (REIT)	1,040

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50	Corrections Corp. of America (REIT)	$1,812
23	Cullen/Frost Bankers, Inc.	1,717
129	DDR Corp. (REIT)	2,365
58	Digital Realty Trust, Inc. (REIT)	4,076
199	Discover Financial Services	13,044
61	Douglas Emmett, Inc. (REIT)	1,698
141	Duke Realty Corp. (REIT)	2,741
123	E*TRADE Financial Corp.*	2,806
61	East West Bancorp, Inc.	2,243
19	Endurance Specialty Holdings Ltd.	1,121
55	Equity Commonwealth (REIT)	1,399
10	Equity LifeStyle Properties, Inc. (REIT)	496
154	Equity Residential (REIT)	10,909
27	Essex Property Trust, Inc. (REIT)	5,465
20	Everest Re Group Ltd.	3,508
10	Federal Realty Investment Trust (REIT)	1,327
11	Federated Investors, Inc., Class B	346
363	Fifth Third Bancorp	7,304
101	First Horizon National Corp.	1,289
152	First Niagara Financial Group, Inc.	1,242
59	First Republic Bank/CA	3,040
118	FNF Group	3,823
39	FNFV Group*	557
70	Forest City Enterprises, Inc., Class A*	1,511
31	Franklin Resources, Inc.	1,763
81	Fulton Financial Corp.	967
30	Gaming and Leisure Properties, Inc. (REIT)	957
242	General Growth Properties, Inc. (REIT)	6,476
212	Genworth Financial, Inc., Class A*	1,927
191	Goldman Sachs Group, Inc. (The)	35,986
19	Hanover Insurance Group, Inc. (The)	1,354
192	Hartford Financial Services Group, Inc. (The)	7,930
43	HCC Insurance Holdings, Inc.	2,282
196	HCP, Inc. (REIT)	8,781
65	Health Care REIT, Inc. (REIT)	4,788
89	Healthcare Trust of America, Inc., Class A (REIT)	1,136
24	Home Properties, Inc. (REIT)	1,565
64	Hospitality Properties Trust (REIT)	1,958
323	Host Hotels & Resorts, Inc. (REIT)	7,507
9	Howard Hughes Corp. (The)*	1,314
226	Hudson City Bancorp, Inc.	2,213
353	Huntington Bancshares, Inc./OH	3,569
23	Interactive Brokers Group, Inc., Class A	628
28	Intercontinental Exchange, Inc.	6,328
156	Invesco Ltd.	6,296
8	Iron Mountain, Inc. (REIT)	304
14	Jones Lang LaSalle, Inc.	2,039
1,615	JPMorgan Chase & Co.	97,158
377	KeyCorp	5,089
35	Kilroy Realty Corp. (REIT)	2,404
175	Kimco Realty Corp. (REIT)	4,454
27	Legg Mason, Inc.	1,532
132	Leucadia National Corp.	3,053
63	Liberty Property Trust (REIT)	2,229
113	Lincoln National Corp.	6,399
139	Loews Corp.	5,788
56	M&T Bank Corp.	7,057
60	Macerich Co. (The) (REIT)	4,745
6	Markel Corp.*	4,181
76	Marsh & McLennan Cos., Inc.	4,301
60	MBIA, Inc.*	619
11	Mercury General Corp.	607
399	MetLife, Inc.	22,188
156	MFA Financial, Inc. (REIT)	1,307
32	Mid-America Apartment Communities, Inc. (REIT)	2,357
655	Morgan Stanley	23,043
28	MSCI, Inc.	1,354
50	NASDAQ OMX Group, Inc. (The)	2,245
53	National Retail Properties, Inc. (REIT)	2,042
1	Nationstar Mortgage Holdings, Inc.*	30
180	Navient Corp.	3,773
189	New York Community Bancorp, Inc.	3,003
101	Northern Trust Corp.	6,841
62	NorthStar Asset Management Group, Inc./NY	1,299
73	NorthStar Realty Finance Corp. (REIT)	1,334
111	Old Republic International Corp.	1,679
36	Omega Healthcare Investors, Inc. (REIT)	1,376
47	Outfront Media, Inc. (REIT)	1,272
43	PacWest Bancorp	1,999
22	PartnerRe Ltd.	2,563
132	People’s United Financial, Inc.	1,951
66	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,241
39	Plum Creek Timber Co., Inc. (REIT)	1,626
228	PNC Financial Services Group, Inc. (The)	19,943
44	Popular, Inc.*	1,436
23	Post Properties, Inc. (REIT)	1,347
126	Principal Financial Group, Inc.	6,712
25	ProAssurance Corp.	1,127
253	Progressive Corp. (The)	6,892
213	Prologis, Inc. (REIT)	9,006
34	Protective Life Corp.	2,370
196	Prudential Financial, Inc.	16,656
5	Public Storage (REIT)	938
53	Raymond James Financial, Inc.	2,984
48	Rayonier, Inc. (REIT)	1,309
35	Realogy Holdings Corp.*	1,611
95	Realty Income Corp. (REIT)	4,414
39	Regency Centers Corp. (REIT)	2,398
589	Regions Financial Corp.	5,931
21	Reinsurance Group of America, Inc.	1,800
17	RenaissanceRe Holdings Ltd.	1,665
101	Retail Properties of America, Inc., Class A (REIT)	1,623
35	Santander Consumer USA Holdings, Inc.	651
4	SEI Investments Co.	159
87	Senior Housing Properties Trust (REIT)	1,960
2	Signature Bank/NY*	243
34	Simon Property Group, Inc. (REIT)	6,147
41	SL Green Realty Corp. (REIT)	4,762
119	SLM Corp.	1,152
170	Spirit Realty Capital, Inc. (REIT)	1,991
19	StanCorp Financial Group, Inc.	1,256
94	Starwood Property Trust, Inc. (REIT)	2,262
184	State Street Corp.	14,118
227	SunTrust Banks, Inc.	8,919
20	SVB Financial Group*	2,103
15	Synchrony Financial*	435
59	Synovus Financial Corp.	1,525
15	Tanger Factory Outlet Centers, Inc. (REIT)	549
2	Taubman Centers, Inc. (REIT)	159
71	TCF Financial Corp.	1,102
14	TD Ameritrade Holding Corp.	485

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
32	TFS Financial Corp.	$485
56	Torchmark Corp.	3,010
148	Travelers Cos., Inc. (The)	15,459
156	Two Harbors Investment Corp. (REIT)	1,640
733	U.S. Bancorp/MN	32,399
107	UDR, Inc. (REIT)	3,293
110	Unum Group	3,654
39	Validus Holdings Ltd.	1,618
66	Ventas, Inc. (REIT)	4,722
62	Vornado Realty Trust (REIT)	6,917
61	Voya Financial, Inc.	2,555
43	W. R. Berkley Corp.	2,246
66	Washington Prime Group, Inc. (REIT)	1,137
52	Weingarten Realty Investors (REIT)	1,893
2,038	Wells Fargo & Co.	111,030
201	Weyerhaeuser Co. (REIT)	7,097
3	White Mountains Insurance Group Ltd.	1,901
42	WP Carey, Inc. (REIT)	2,862
116	XL Group PLC	4,120
87	Zions Bancorp.	2,441
		1,297,149
	Health Care — 10.8%

641	Abbott Laboratories	28,531
107	Aetna, Inc.	9,335
122	Agilent Technologies, Inc.	5,214
35	Alere, Inc.*	1,396
9	Alkermes PLC*	495
48	Allscripts Healthcare Solutions, Inc.*	577
4	Alnylam Pharmaceuticals, Inc.*	402
17	Amgen, Inc.	2,810
9	Bio-Rad Laboratories, Inc., Class A*	1,069
8	Bio-Techne Corp.	733
511	Boston Scientific Corp.*	6,577
455	Bristol-Myers Squibb Co.	26,868
133	Cardinal Health, Inc.	10,931
88	CareFusion Corp.*	5,207
11	Charles River Laboratories International, Inc.*	712
106	Cigna Corp.	10,906
49	Community Health Systems, Inc.*	2,307
5	Cooper Cos., Inc. (The)	844
2	Covance, Inc.*	205
192	Covidien PLC	19,392
2	Cubist Pharmaceuticals, Inc.*	152
50	DaVita HealthCare Partners, Inc.*	3,827
42	DENTSPLY International, Inc.	2,309
420	Eli Lilly & Co.	28,610
44	Express Scripts Holding Co.*	3,659
3	Halyard Health, Inc.*	118
126	HCA Holdings, Inc.*	8,781
34	Health Net, Inc.*	1,747
23	Hill-Rom Holdings, Inc.	1,052
69	Hologic, Inc.*	1,849
71	Hospira, Inc.*	4,234
66	Humana, Inc.	9,106
1	Intuitive Surgical, Inc.*	518
1,018	Johnson & Johnson	110,199
22	Laboratory Corp. of America Holdings*	2,302
19	LifePoint Hospitals, Inc.*	1,315
13	Mallinckrodt PLC*	1,199
15	MEDNAX, Inc.*	982
426	Medtronic, Inc.	31,469
1,073	Merck & Co., Inc.	64,809
4	Myriad Genetics, Inc.*	134
42	Omnicare, Inc.	2,953
33	Patterson Cos., Inc.	1,590
39	PerkinElmer, Inc.	1,773
44	Perrigo Co. PLC	7,048
2,722	Pfizer, Inc.	84,790
100	QIAGEN N.V.*	2,393
62	Quest Diagnostics, Inc.	4,049
13	Quintiles Transnational Holdings, Inc.*	752
9	Sirona Dental Systems, Inc.*	778
43	St. Jude Medical, Inc.	2,922
58	Stryker Corp.	5,389
18	Teleflex, Inc.	2,145
102	Thermo Fisher Scientific, Inc.	13,188
418	UnitedHealth Group, Inc.	41,227
30	Universal Health Services, Inc., Class B	3,139
38	VCA, Inc.*	1,799
119	WellPoint, Inc.	15,221
66	Zimmer Holdings, Inc.	7,411
		611,449
	Industrials — 8.0%

18	A. O. Smith Corp.	971
74	ADT Corp. (The)	2,586
64	AECOM Technology Corp.*	2,049
40	AGCO Corp.	1,688
41	Air Lease Corp.	1,559
5	Alaska Air Group, Inc.	295
14	Alliant Techsystems, Inc.	1,592
1	AMERCO	278
47	Babcock & Wilcox Co. (The)	1,393
27	Carlisle Cos., Inc.	2,414
210	Caterpillar, Inc.	21,126
9	Cintas Corp.	658
7	Clean Harbors, Inc.*	327
24	Con-way, Inc.	1,189
3	Copa Holdings S.A., Class A	336
27	Covanta Holding Corp.	677
13	Crane Co.	767
429	CSX Corp.	15,654
198	Danaher Corp.	16,545
121	Deere & Co.	10,481
343	Delta Air Lines, Inc.	16,008
5	Donaldson Co., Inc.	195
19	Dover Corp.	1,463
10	Dun & Bradstreet Corp. (The)	1,270
203	Eaton Corp. PLC	13,769
76	Emerson Electric Co.	4,845
24	Equifax, Inc.	1,909
81	Exelis, Inc.	1,453
72	FedEx Corp.	12,829
26	Fluor Corp.	1,612
41	Fortune Brands Home & Security, Inc.	1,842
20	GATX Corp.	1,239
131	General Dynamics Corp.	19,042
4,280	General Electric Co.	113,377
12	Genesee & Wyoming, Inc., Class A*	1,183
21	Hubbell, Inc., Class B	2,243
3	Huntington Ingalls Industries, Inc.	327
3	IDEX Corp.	230
106	Ingersoll-Rand PLC	6,684
30	ITT Corp.	1,242
56	Jacobs Engineering Group, Inc.*	2,601
43	Joy Global, Inc.	2,109
11	Kansas City Southern	1,308
36	KAR Auction Services, Inc.	1,247
63	KBR, Inc.	1,061
34	Kennametal, Inc.	1,252

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
37	L-3 Communications Holdings, Inc.	$4,610
23	Lincoln Electric Holdings, Inc.	1,657
34	Manpowergroup, Inc.	2,273
24	MRC Global, Inc.*	485
20	Navistar International Corp.*	716
30	Nielsen N.V.	1,253
104	Norfolk Southern Corp.	11,611
86	Northrop Grumman Corp.	12,120
42	NOW, Inc.*	1,125
36	Oshkosh Corp.	1,634
50	Owens Corning	1,742
13	PACCAR, Inc.	871
30	Parker-Hannifin Corp.	3,871
77	Pentair PLC	4,983
47	Pitney Bowes, Inc.	1,157
69	Quanta Services, Inc.*	2,105
77	R.R. Donnelley & Sons Co.	1,297
134	Raytheon Co.	14,298
19	Regal-Beloit Corp.	1,374
113	Republic Services, Inc.	4,476
7	Rockwell Collins, Inc.	599
23	Roper Industries, Inc.	3,630
23	Ryder System, Inc.	2,197
21	Snap-on, Inc.	2,842
32	Southwest Airlines Co.	1,338
4	Spirit AeroSystems Holdings, Inc., Class A*	172
19	SPX Corp.	1,704
59	Stanley Black & Decker, Inc.	5,572
47	Terex Corp.	1,349
119	Textron, Inc.	5,155
33	Timken Co. (The)	1,412
28	Towers Watson & Co., Class A	3,163
15	Trinity Industries, Inc.	481
17	Triumph Group, Inc.	1,157
21	Tyco International PLC	901
347	United Technologies Corp.	38,198
11	Valmont Industries, Inc.	1,487
4	Vectrus, Inc.*	113
3	Veritiv Corp.*	151
21	Waste Connections, Inc.	991
178	Waste Management, Inc.	8,674
19	WESCO International, Inc.*	1,565
22	Xylem, Inc.	843
		452,277
	Information Technology — 7.5%

72	Activision Blizzard, Inc.	1,559
84	Altera Corp.	3,160
68	Amdocs Ltd.	3,315
73	Analog Devices, Inc.	3,989
30	ANSYS, Inc.*	2,506
34	AOL, Inc.*	1,569
173	Applied Materials, Inc.	4,161
1	Arista Networks, Inc.*	76
43	Arrow Electronics, Inc.*	2,513
20	Autodesk, Inc.*	1,240
47	Avnet, Inc.	2,058
20	AVX Corp.	286
2	Booz Allen Hamilton Holding Corp.	54
228	Broadcom Corp., Class A	9,834
186	Brocade Communications Systems, Inc.	2,104
137	CA, Inc.	4,268
2,186	Cisco Systems, Inc.	60,421
7	Citrix Systems, Inc.*	464
58	Computer Sciences Corp.	3,676
39	CoreLogic, Inc.*	1,296
429	Corning, Inc.	9,018
24	Cree, Inc.*	872
20	Dolby Laboratories, Inc., Class A	888
2	DST Systems, Inc.	198
14	EchoStar Corp., Class A*	754
31	Electronic Arts, Inc.*	1,362
787	EMC Corp.	23,885
108	Fidelity National Information Services, Inc.	6,608
7	FireEye, Inc.*	212
31	First Solar, Inc.*	1,513
18	FLIR Systems, Inc.	571
4	Freescale Semiconductor Ltd.*	87
61	Genpact Ltd.*	1,099
36	Harris Corp.	2,580
809	Hewlett-Packard Co.	31,600
19	IAC/InterActiveCorp	1,240
5	Informatica Corp.*	182
66	Ingram Micro, Inc., Class A*	1,810
1,944	Intel Corp.	72,414
87	Jabil Circuit, Inc.	1,805
99	JDS Uniphase Corp.*	1,321
158	Juniper Networks, Inc.	3,501
60	Keysight Technologies, Inc.*	2,112
6	KLA-Tencor Corp.	417
36	Knowles Corp.*	752
51	Lam Research Corp.	4,215
27	Leidos Holdings, Inc.	1,091
26	Lexmark International, Inc., Class A	1,114
173	Marvell Technology Group Ltd.	2,477
10	Maxim Integrated Products, Inc.	296
56	Micron Technology, Inc.*	2,013
1,245	Microsoft Corp.	59,523
74	Motorola Solutions, Inc.	4,863
65	NCR Corp.*	1,927
90	NetApp, Inc.	3,829
112	Nuance Communications, Inc.*	1,695
199	NVIDIA Corp.	4,173
92	ON Semiconductor Corp.*	831
15	Paychex, Inc.	711
40	Rovi Corp.*	891
51	SanDisk Corp.	5,276
9	Stratasys Ltd.*	918
78	SunEdison, Inc.*	1,689
18	SunPower Corp.*	507
295	Symantec Corp.	7,697
66	Synopsys, Inc.*	2,864
16	Tech Data Corp.*	997
14	Teradata Corp.*	632
78	Teradyne, Inc.	1,548
16	Total System Services, Inc.	528
58	Vishay Intertechnology, Inc.	804
95	Western Digital Corp.	9,811
498	Xerox Corp.	6,952
430	Yahoo!, Inc.*	22,248
308	Zynga, Inc., Class A*	801
		428,271
	Materials — 2.4%

91	Air Products & Chemicals, Inc.	13,088
20	Albemarle Corp.	1,181
500	Alcoa, Inc.	8,645
46	Allegheny Technologies, Inc.	1,550
22	AptarGroup, Inc.	1,435
33	Ashland, Inc.	3,764

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
27	Avery Dennison Corp.	$1,337
43	Bemis Co., Inc.	1,717
26	Cabot Corp.	1,120
21	Carpenter Technology Corp.	1,059
61	Celanese Corp.	3,664
22	CF Industries Holdings, Inc.	5,899
65	Cliffs Natural Resources, Inc.	593
27	Cytec Industries, Inc.	1,299
27	Domtar Corp.	1,099
432	Dow Chemical Co. (The)	21,025
22	E.I. du Pont de Nemours & Co.	1,571
6	Eastman Chemical Co.	497
443	Freeport-McMoRan, Inc.	11,895
14	Greif, Inc., Class A	614
26	Huntsman Corp.	663
156	International Paper Co.	8,396
72	MeadWestvaco Corp.	3,226
143	Mosaic Co. (The)	6,545
213	Newmont Mining Corp.	3,919
136	Nucor Corp.	7,294
28	Owens-Illinois, Inc.*	718
16	Rayonier Advanced Materials, Inc.	394
33	Reliance Steel & Aluminum Co.	2,110
61	Rock-Tenn Co., Class A	3,465
29	Rockwood Holdings, Inc.	2,261
28	Royal Gold, Inc.	1,783
4	RPM International, Inc.	191
27	Sigma-Aldrich Corp.	3,688
44	Sonoco Products Co.	1,849
102	Steel Dynamics, Inc.	2,299
30	Tahoe Resources, Inc.*	479
16	TimkenSteel Corp.	570
62	United States Steel Corp.	2,068
56	Vulcan Materials Co.	3,702
3	Westlake Chemical Corp.	191
4	WR Grace & Co.*	384
		139,247
	Telecommunication Services — 1.7%

2,215	AT&T, Inc.	78,367
230	CenturyLink, Inc.	9,377
428	Frontier Communications Corp.	3,017
311	Sprint Corp.*	1,592
37	Telephone & Data Systems, Inc.	946
113	T-Mobile US, Inc.*	3,298
6	United States Cellular Corp.*	231
16	Windstream Holdings, Inc.	162
		96,990
	Utilities — 4.9%

310	AES Corp. (The)	4,300
51	AGL Resources, Inc.	2,668
47	Alliant Energy Corp.	2,955
104	Ameren Corp.	4,483
208	American Electric Power Co., Inc.	11,970
76	American Water Works Co., Inc.	4,032
76	Aqua America, Inc.	2,020
43	Atmos Energy Corp.	2,309
155	Calpine Corp.*	3,559
183	CenterPoint Energy, Inc.	4,381
115	CMS Energy Corp.	3,806
125	Consolidated Edison, Inc.	7,894
233	Dominion Resources, Inc.	16,904
76	DTE Energy Co.	6,191
302	Duke Energy Corp.	24,432
139	Edison International	8,835
77	Entergy Corp.	6,460
367	Exelon Corp.	13,274
179	FirstEnergy Corp.	6,602
66	Great Plains Energy, Inc.	1,727
43	Hawaiian Electric Industries, Inc.	1,212
34	Integrys Energy Group, Inc.	2,477
4	ITC Holdings Corp.	152
82	MDU Resources Group, Inc.	2,011
36	National Fuel Gas Co.	2,494
186	NextEra Energy, Inc.	19,417
134	NiSource, Inc.	5,607
135	Northeast Utilities	6,836
144	NRG Energy, Inc.	4,501
85	OGE Energy Corp.	3,034
107	Pepco Holdings, Inc.	2,942
198	PG&E Corp.	9,999
47	Pinnacle West Capital Corp.	2,972
284	PPL Corp.	10,091
216	Public Service Enterprise Group, Inc.	9,024
75	Questar Corp.	1,799
60	SCANA Corp.	3,422
105	Sempra Energy	11,732
380	Southern Co. (The)	18,023
100	TECO Energy, Inc.	1,983
74	UGI Corp.	2,791
35	Vectren Corp.	1,547
55	Westar Energy, Inc.	2,150
96	Wisconsin Energy Corp.	4,742
214	Xcel Energy, Inc.	7,263
		277,023
	Total Common Stocks (Cost $4,135,732)	4,402,199

Principal Amount
	Repurchase Agreements (a)(b) — 7.6%
$431,191	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $431,192	431,191
	Total Repurchase Agreements (Cost $431,191)	431,191

	Total Investment Securities (Cost $4,566,923) — 85.0%	4,833,390
	Other assets less liabilities — 15.0%	852,657
	Net Assets — 100.0%	$5,686,047

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $536,997.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$312,595
Aggregate gross unrealized depreciation	(137,866)
Net unrealized appreciation	$174,729
Federal income tax cost of investments	$4,658,661

Swap Agreements(1)

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$233,319	11/06/15	Credit Suisse International	0.21%	Russell 1000® Value Index	$34,472	$—	$—	$34,472
59,799	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Value ETF	7,891
1,039,911	01/06/16	Deutsche Bank AG	0.02%	Russell 1000® Value Index	10,849
1,099,710					18,740	—	—	18,740
52,057	11/06/15	Morgan Stanley & Co. International PLC	0.26%	iShares® Russell 1000 Value ETF	59,910
2,503,679	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Russell 1000® Value Index	306,269
2,555,736					366,179	(278,000)	—	88,179
2,877,389	11/06/15	Societe Generale	0.56%	Russell 1000® Value Index	371,260	—	(290,000)	81,260
204,569	01/06/15	UBS AG	0.51%	Russell 1000® Value Index	80,153	—	—	80,153
$6,970,723					$870,804

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 70.0%
	Consumer Discretionary — 12.9%

11	Aaron’s, Inc.	$312
10	Abercrombie & Fitch Co., Class A	289
66	Advance Auto Parts, Inc.	9,707
341	Amazon.com, Inc.*	115,476
54	AMC Networks, Inc., Class A*	3,502
36	Aramark	1,094
66	AutoNation, Inc.*	3,923
30	AutoZone, Inc.*	17,331
71	Bed Bath & Beyond, Inc.*	5,209
78	Best Buy Co., Inc.	3,074
16	Big Lots, Inc.	813
208	BorgWarner, Inc.	11,765
59	Brinker International, Inc.	3,323
96	Burger King Worldwide, Inc.	3,489
5	Cabela’s, Inc.*	271
178	Cablevision Systems Corp., Class A	3,617
138	CarMax, Inc.*	7,863
49	Carter’s, Inc.	4,077
431	CBS Corp. (Non-Voting), Class B	23,653
72	Charter Communications, Inc., Class A*	12,218
61	Chico’s FAS, Inc.	968
28	Chipotle Mexican Grill, Inc.*	18,581
2	Choice Hotels International, Inc.	111
105	Cinemark Holdings, Inc.	3,813
18	Clear Channel Outdoor Holdings, Inc., Class A	140
249	Coach, Inc.	9,243
2,154	Comcast Corp., Class A	122,864
59	CST Brands, Inc.	2,576
27	D.R. Horton, Inc.	688
31	Deckers Outdoor Corp.*	2,998
15	Dick’s Sporting Goods, Inc.	759
16	Dillard’s, Inc., Class A	1,886
425	DIRECTV*	37,277
209	Discovery Communications, Inc., Class A*	7,294
209	Discovery Communications, Inc., Class C*	7,108
142	DISH Network Corp., Class A*	11,276
214	Dollar General Corp.*	14,282
188	Dollar Tree, Inc.*	12,852
51	Domino’s Pizza, Inc.	4,786
97	Dunkin’ Brands Group, Inc.	4,690
92	Expedia, Inc.	8,014
82	Family Dollar Stores, Inc.	6,482
19	Foot Locker, Inc.	1,089
42	Fossil Group, Inc.*	4,692
5	GameStop Corp., Class A	189
240	Gap, Inc. (The)	9,504
78	Gentex Corp.	2,774
131	Genuine Parts Co.	13,464
83	GNC Holdings, Inc., Class A	3,670
250	Goodyear Tire & Rubber Co. (The)	6,853
12	GoPro, Inc., Class A*	936
437	Groupon, Inc.*	3,291
249	H&R Block, Inc.	8,376
90	Hanesbrands, Inc.	10,415
198	Harley-Davidson, Inc.	13,797
62	Harman International Industries, Inc.	6,729
89	Hasbro, Inc.	5,269
123	Hilton Worldwide Holdings, Inc.*	3,225
1,243	Home Depot, Inc. (The)	123,554
79	HomeAway, Inc.*	2,477
2	Hyatt Hotels Corp., Class A*	118
385	Interpublic Group of Cos., Inc. (The)	7,812
54	Jarden Corp.*	2,384
161	Johnson Controls, Inc.	8,050
115	Kate Spade & Co.*	3,683
10	Kohl’s Corp.	596
79	L Brands, Inc.	6,391
72	Lamar Advertising Co., Class A (REIT)	3,837
342	Las Vegas Sands Corp.	21,782
59	Lear Corp.	5,659
62	Leggett & Platt, Inc.	2,610
10	Lennar Corp., Class A	472
223	Liberty Interactive Corp., Class A*	6,500
67	Liberty TripAdvisor Holdings, Inc., Class A*	1,756
130	Liberty Ventures*	4,763
73	Lions Gate Entertainment Corp.	2,475
67	Live Nation Entertainment, Inc.*	1,796
274	LKQ Corp.*	7,960
926	Lowe’s Cos., Inc.	59,107
254	Macy’s, Inc.	16,487
176	Marriott International, Inc., Class A	13,867
112	Mattel, Inc.	3,534
898	McDonald’s Corp.	86,935
29	MGM Resorts International*	662
186	Michael Kors Holdings Ltd.*	14,268
16	Michaels Cos., Inc. (The)*	385
18	Morningstar, Inc.	1,201
20	Murphy USA, Inc.*	1,274
54	Netflix, Inc.*	18,716
149	Newell Rubbermaid, Inc.	5,410
635	NIKE, Inc., Class B	63,049
126	Nordstrom, Inc.	9,621
76	Norwegian Cruise Line Holdings Ltd.*	3,336
4	NVR, Inc.*	5,035
235	Omnicom Group, Inc.	18,158
96	O’Reilly Automotive, Inc.*	17,543
22	Panera Bread Co., Class A*	3,683
17	Penske Automotive Group, Inc.	805
90	PetSmart, Inc.	7,088
60	Polaris Industries, Inc.	9,403
47	Priceline Group, Inc. (The)*	54,529
65	PVH Corp.	8,264
40	Ralph Lauren Corp.	7,396
19	Regal Entertainment Group, Class A	439
193	Ross Stores, Inc.	17,656
109	Sally Beauty Holdings, Inc.*	3,450
96	Scripps Networks Interactive, Inc., Class A	7,504
19	Sears Holdings Corp.*	686
62	SeaWorld Entertainment, Inc.	1,035
151	Service Corp. International	3,413
25	ServiceMaster Global Holdings, Inc.*	657
50	Signet Jewelers Ltd.	6,548
2,356	Sirius XM Holdings, Inc.*	8,552
66	Six Flags Entertainment Corp.	2,683
684	Starbucks Corp.	55,548
78	Starwood Hotels & Resorts Worldwide, Inc.	6,162
75	Starz, Class A*	2,474
58	Target Corp.	4,292
55	Tempur Sealy International, Inc.*	3,138
86	Tesla Motors, Inc.*	21,029
42	Thor Industries, Inc.	2,468

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
102	Tiffany & Co.	$11,008
253	Time Warner Cable, Inc.	37,768
636	TJX Cos., Inc. (The)	42,078
126	Tractor Supply Co.	9,693
101	TripAdvisor, Inc.*	7,439
46	Tupperware Brands Corp.	3,094
1,275	Twenty-First Century Fox, Inc., Class A	46,920
58	Ulta Salon Cosmetics & Fragrance, Inc.*	7,336
157	Under Armour, Inc., Class A*	11,381
70	Urban Outfitters, Inc.*	2,262
313	VF Corp.	23,528
391	Viacom, Inc., Class B	29,571
1,319	Walt Disney Co. (The)	122,021
6	Whirlpool Corp.	1,117
86	Williams-Sonoma, Inc.	6,412
116	Wyndham Worldwide Corp.	9,670
74	Wynn Resorts Ltd.	13,217
401	Yum! Brands, Inc.	30,977
12	zulily, Inc., Class A*	345
		1,811,969
	Consumer Staples — 7.4%

1,708	Altria Group, Inc.	85,844
58	Archer-Daniels-Midland Co.	3,056
161	Avon Products, Inc.	1,575
140	Brown-Forman Corp., Class B	13,587
105	Campbell Soup Co.	4,754
123	Church & Dwight Co., Inc.	9,435
97	Clorox Co. (The)	9,857
3,608	Coca-Cola Co. (The)	161,747
228	Coca-Cola Enterprises, Inc.	10,018
744	Colgate-Palmolive Co.	51,775
136	Constellation Brands, Inc., Class A*	13,110
377	Costco Wholesale Corp.	53,579
47	Coty, Inc., Class A*	951
151	CVS Health Corp.	13,795
178	Dr. Pepper Snapple Group, Inc.	13,172
208	Estee Lauder Cos., Inc. (The), Class A	15,421
156	Flowers Foods, Inc.	3,042
558	General Mills, Inc.	29,435
42	Hain Celestial Group, Inc. (The)*	4,755
69	Herbalife Ltd.*	2,984
136	Hershey Co. (The)	13,638
122	Hormel Foods Corp.	6,476
10	Ingredion, Inc.	832
213	Kellogg Co.	14,111
129	Keurig Green Mountain, Inc.	18,336
284	Kimberly-Clark Corp.	33,112
541	Kraft Foods Group, Inc.	32,552
463	Kroger Co. (The)	27,706
329	Lorillard, Inc.	20,773
119	McCormick & Co., Inc. (Non-Voting)	8,845
184	Mead Johnson Nutrition Co.	19,107
130	Monster Beverage Corp.*	14,580
54	Nu Skin Enterprises, Inc., Class A	2,257
1,378	PepsiCo, Inc.	137,938
839	Philip Morris International, Inc.	72,934
8	Pilgrim’s Pride Corp.*	258
140	Procter & Gamble Co. (The)	12,660
212	Reynolds American, Inc.	13,973
593	Rite Aid Corp.*	3,250
19	Spectrum Brands Holdings, Inc.	1,747
89	Sprouts Farmers Market, Inc.*	2,829
199	Sysco Corp.	8,012
16	Tyson Foods, Inc., Class A	678
652	Walgreen Co.	44,734
148	Wal-Mart Stores, Inc.	12,956
158	WhiteWave Foods Co. (The)*	5,788
145	Whole Foods Market, Inc.	7,109
		1,039,083
	Energy — 3.1%

34	Anadarko Petroleum Corp.	2,691
48	Antero Resources Corp.*	2,252
13	Atwood Oceanics, Inc.*	417
33	Baker Hughes, Inc.	1,881
379	Cabot Oil & Gas Corp.	12,522
119	Cameron International Corp.*	6,102
216	Cheniere Energy, Inc.*	14,254
110	Chesapeake Energy Corp.	2,229
10	Cimarex Energy Co.	1,049
290	Cobalt International Energy, Inc.*	2,610
102	Concho Resources, Inc.*	9,716
78	Continental Resources, Inc.*	3,196
6	CVR Energy, Inc.	279
70	Dresser-Rand Group, Inc.*	5,678
37	Dril-Quip, Inc.*	2,951
497	EOG Resources, Inc.	43,100
125	EQT Corp.	11,373
214	FMC Technologies, Inc.*	10,223
4	Frank’s International N.V.	72
63	Gulfport Energy Corp.*	3,007
767	Halliburton Co.	32,367
59	Helmerich & Payne, Inc.	4,103
33	HollyFrontier Corp.	1,347
165	Kinder Morgan, Inc.	6,823
96	Kosmos Energy Ltd.*	801
62	Laredo Petroleum, Inc.*	648
170	Marathon Petroleum Corp.	15,315
25	Memorial Resource Development Corp.*	540
27	Nabors Industries Ltd.	354
33	National Oilwell Varco, Inc.	2,212
234	Noble Energy, Inc.	11,508
92	Oasis Petroleum, Inc.*	1,691
98	Oceaneering International, Inc.	6,146
100	ONEOK, Inc.	5,416
67	Patterson-UTI Energy, Inc.	1,185
20	PBF Energy, Inc., Class A	565
211	Phillips 66	15,407
130	Pioneer Natural Resources Co.	18,620
21	QEP Resources, Inc.	429
149	Range Resources Corp.	9,782
45	Rice Energy, Inc.*	1,121
56	RPC, Inc.	744
1,182	Schlumberger Ltd.	101,593
95	Seadrill Ltd.	1,393
8	Seventy Seven Energy, Inc.*	62
61	SM Energy Co.	2,650
321	Southwestern Energy Co.*	10,330
10	Superior Energy Services, Inc.	193
34	Targa Resources Corp.	3,881
19	Teekay Corp.	945
51	Tesoro Corp.	3,908
42	Ultra Petroleum Corp.*	834
3	Unit Corp.*	115
116	Valero Energy Corp.	5,639
11	Whiting Petroleum Corp.*	459

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
679	Williams Cos., Inc. (The)	$35,138
14	World Fuel Services Corp.	634
		440,500
	Financials — 3.7%

50	Affiliated Managers Group, Inc.*	10,179
220	Ally Financial, Inc.*	5,232
824	American Express Co.	76,154
11	American Financial Group, Inc./OH	664
360	American Tower Corp. (REIT)	37,804
60	Ameriprise Financial, Inc.	7,906
207	Aon PLC	19,145
75	Apartment Investment & Management Co., Class A (REIT)	2,794
135	Arthur J. Gallagher & Co.	6,473
25	Artisan Partners Asset Management, Inc., Class A	1,294
44	BlackRock, Inc.	15,800
17	Boston Properties, Inc. (REIT)	2,204
6	Brown & Brown, Inc.	193
78	CBOE Holdings, Inc.	4,673
255	CBRE Group, Inc., Class A*	8,604
169	Charles Schwab Corp. (The)	4,786
17	Columbia Property Trust, Inc. (REIT)	428
303	Crown Castle International Corp. (REIT)	25,176
109	Eaton Vance Corp.	4,555
55	Equity LifeStyle Properties, Inc. (REIT)	2,729
22	Erie Indemnity Co., Class A	1,919
105	Extra Space Storage, Inc. (REIT)	6,223
41	Federal Realty Investment Trust (REIT)	5,439
63	Federated Investors, Inc., Class B	1,981
295	Franklin Resources, Inc.	16,774
13	Gaming and Leisure Properties, Inc. (REIT)	415
157	Health Care REIT, Inc. (REIT)	11,565
26	Healthcare Trust of America, Inc., Class A (REIT)	332
17	Howard Hughes Corp. (The)*	2,483
44	Intercontinental Exchange, Inc.	9,944
60	Invesco Ltd.	2,422
161	Iron Mountain, Inc. (REIT)	6,120
11	Jones Lang LaSalle, Inc.	1,602
37	Legg Mason, Inc.	2,100
55	Leucadia National Corp.	1,272
79	LPL Financial Holdings, Inc.	3,371
337	Marsh & McLennan Cos., Inc.	19,071
247	McGraw Hill Financial, Inc.	23,085
172	Moody’s Corp.	17,374
47	MSCI, Inc.	2,273
18	Nationstar Mortgage Holdings, Inc.*	539
36	NorthStar Asset Management Group, Inc./NY	754
42	NorthStar Realty Finance Corp. (REIT)	767
97	Ocwen Financial Corp.*	2,225
38	Omega Healthcare Investors, Inc. (REIT)	1,452
8	Outfront Media, Inc. (REIT)	216
78	Plum Creek Timber Co., Inc. (REIT)	3,251
120	Public Storage (REIT)	22,516
14	Rayonier, Inc. (REIT)	382
57	Realogy Holdings Corp.*	2,623
17	Reinsurance Group of America, Inc.	1,457
5	Santander Consumer USA Holdings, Inc.	93
113	SEI Investments Co.	4,478
42	Signature Bank/NY*	5,093
211	Simon Property Group, Inc. (REIT)	38,149
131	SLM Corp.	1,268
4	SVB Financial Group*	421
84	Synchrony Financial*	2,437
239	T. Rowe Price Group, Inc.	19,949
52	Tanger Factory Outlet Centers, Inc. (REIT)	1,902
54	Taubman Centers, Inc. (REIT)	4,292
214	TD Ameritrade Holding Corp.	7,407
127	Ventas, Inc. (REIT)	9,087
38	Vornado Realty Trust (REIT)	4,239
77	Waddell & Reed Financial, Inc., Class A	3,702
50	Weyerhaeuser Co. (REIT)	1,765
		513,022
	Health Care — 10.0%

1,445	AbbVie, Inc.	99,994
231	Actavis PLC*	62,511
97	Aetna, Inc.	8,462
44	Agilent Technologies, Inc.	1,881
180	Alexion Pharmaceuticals, Inc.*	35,082
74	Align Technology, Inc.*	4,211
112	Alkermes PLC*	6,162
270	Allergan, Inc.	57,750
61	Allscripts Healthcare Solutions, Inc.*	733
51	Alnylam Pharmaceuticals, Inc.*	5,128
205	AmerisourceBergen Corp.	18,665
652	Amgen, Inc.	107,782
34	athenahealth, Inc.*	3,988
493	Baxter International, Inc.	35,989
176	Becton, Dickinson and Co.	24,698
216	Biogen Idec, Inc.*	66,461
133	BioMarin Pharmaceutical, Inc.*	11,933
16	Bio-Techne Corp.	1,466
114	Boston Scientific Corp.*	1,467
538	Bristol-Myers Squibb Co.	31,769
156	Brookdale Senior Living, Inc.*	5,526
100	Bruker Corp.*	1,918
69	C.R. Bard, Inc.	11,547
25	Cardinal Health, Inc.	2,055
188	Catamaran Corp.*	9,577
728	Celgene Corp.*	82,766
52	Centene Corp.*	5,136
271	Cerner Corp.*	17,452
21	Charles River Laboratories International, Inc.*	1,360
19	Cigna Corp.	1,955
32	Cooper Cos., Inc. (The)	5,405
47	Covance, Inc.*	4,823
65	Cubist Pharmaceuticals, Inc.*	4,928
56	DaVita HealthCare Partners, Inc.*	4,286
40	DENTSPLY International, Inc.	2,199
96	Edwards Lifesciences Corp.*	12,449
138	Endo International PLC*	10,097
74	Envision Healthcare Holdings, Inc.*	2,617
609	Express Scripts Holding Co.*	50,638
1,395	Gilead Sciences, Inc.*	139,946
34	Halyard Health, Inc.*	1,334
28	HCA Holdings, Inc.*	1,951
78	Henry Schein, Inc.*	10,702
3	Hill-Rom Holdings, Inc.	137

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
71	Hologic, Inc.*	$1,903
43	IDEXX Laboratories, Inc.*	6,422
127	Illumina, Inc.*	24,243
68	IMS Health Holdings, Inc.*	1,700
131	Incyte Corp.*	9,897
11	Intercept Pharmaceuticals, Inc.*	1,581
30	Intuitive Surgical, Inc.*	15,533
54	Jazz Pharmaceuticals PLC*	9,563
404	Johnson & Johnson	43,733
31	Laboratory Corp. of America Holdings*	3,244
74	Mallinckrodt PLC*	6,824
210	McKesson Corp.	44,260
70	Medivation, Inc.*	8,112
60	MEDNAX, Inc.*	3,928
372	Merck & Co., Inc.	22,469
27	Mettler-Toledo International, Inc.*	7,918
340	Mylan, Inc.*	19,927
60	Myriad Genetics, Inc.*	2,012
7	Patterson Cos., Inc.	337
19	PerkinElmer, Inc.	864
27	Perrigo Co. PLC	4,325
55	Pharmacyclics, Inc.*	7,666
29	Premier, Inc., Class A*	987
24	Quintiles Transnational Holdings, Inc.*	1,388
72	Regeneron Pharmaceuticals, Inc.*	29,960
128	ResMed, Inc.	6,810
58	Salix Pharmaceuticals Ltd.*	5,956
92	Seattle Genetics, Inc.*	3,353
32	Sirona Dental Systems, Inc.*	2,765
166	St. Jude Medical, Inc.	11,281
182	Stryker Corp.	16,910
89	Tenet Healthcare Corp.*	4,276
146	Thermo Fisher Scientific, Inc.	18,876
44	United Therapeutics Corp.*	5,833
18	Universal Health Services, Inc., Class B	1,883
94	Varian Medical Systems, Inc.*	8,320
34	Veeva Systems, Inc., Class A*	1,117
215	Vertex Pharmaceuticals, Inc.*	25,344
77	Waters Corp.*	8,924
11	Zimmer Holdings, Inc.	1,235
455	Zoetis, Inc.	20,443
		1,399,058
	Industrials — 8.4%

595	3M Co.	95,254
31	A. O. Smith Corp.	1,672
39	Acuity Brands, Inc.	5,390
6	Air Lease Corp.	228
114	Alaska Air Group, Inc.	6,729
88	Allegion PLC	4,739
123	Allison Transmission Holdings, Inc.	4,045
4	AMERCO	1,113
654	American Airlines Group, Inc.	31,739
223	AMETEK, Inc.	11,364
41	Armstrong World Industries, Inc.*	2,054
96	Avis Budget Group, Inc.*	5,774
96	B/E Aerospace, Inc.*	7,475
663	Boeing Co. (The)	89,081
135	C.H. Robinson Worldwide, Inc.	9,955
120	Caterpillar, Inc.	12,072
90	Chicago Bridge & Iron Co. N.V.	4,503
73	Cintas Corp.	5,340
41	Clean Harbors, Inc.*	1,917
87	Colfax Corp.*	4,483
24	Copa Holdings S.A., Class A	2,686
102	Copart, Inc.*	3,707
40	Covanta Holding Corp.	1,003
16	Crane Co.	944
167	Cummins, Inc.	24,319
130	Danaher Corp.	10,863
73	Deere & Co.	6,323
40	Delta Air Lines, Inc.	1,867
119	Donaldson Co., Inc.	4,641
112	Dover Corp.	8,623
12	Dun & Bradstreet Corp. (The)	1,523
476	Emerson Electric Co.	30,345
59	Equifax, Inc.	4,693
179	Expeditors International of Washington, Inc.	8,381
270	Fastenal Co.	12,204
115	FedEx Corp.	20,491
125	Flowserve Corp.	7,359
88	Fluor Corp.	5,455
63	Fortune Brands Home & Security, Inc.	2,830
22	Genesee & Wyoming, Inc., Class A*	2,169
55	Graco, Inc.	4,405
96	HD Supply Holdings, Inc.*	2,792
407	Hertz Global Holdings, Inc.*	9,662
89	Hexcel Corp.*	3,853
712	Honeywell International, Inc.	70,538
9	Hubbell, Inc., Class B	961
38	Huntington Ingalls Industries, Inc.	4,141
68	IDEX Corp.	5,223
62	IHS, Inc., Class A*	7,593
310	Illinois Tool Works, Inc.	29,428
21	Ingersoll-Rand PLC	1,324
19	ITT Corp.	787
84	J.B. Hunt Transport Services, Inc.	6,932
77	Kansas City Southern	9,158
51	KAR Auction Services, Inc.	1,767
52	Kirby Corp.*	4,999
41	Landstar System, Inc.	3,296
45	Lennox International, Inc.	4,215
25	Lincoln Electric Holdings, Inc.	1,801
246	Lockheed Martin Corp.	47,124
123	Manitowoc Co., Inc. (The)	2,477
324	Masco Corp.	7,841
52	Middleby Corp. (The)*	4,973
42	MRC Global, Inc.*	849
43	MSC Industrial Direct Co., Inc., Class A	3,340
8	Navistar International Corp.*	286
191	Nielsen N.V.	7,978
58	Nordson Corp.	4,533
60	Norfolk Southern Corp.	6,698
8	NOW, Inc.*	214
57	Old Dominion Freight Line, Inc.*	4,619
295	PACCAR, Inc.	19,771
100	Pall Corp.	9,611
72	Parker-Hannifin Corp.	9,290
12	Pentair PLC	776
84	Pitney Bowes, Inc.	2,068
132	Precision Castparts Corp.	31,403
47	Quanta Services, Inc.*	1,433
18	R.R. Donnelley & Sons Co.	303
125	Robert Half International, Inc.	7,099
126	Rockwell Automation, Inc.	14,542
109	Rockwell Collins, Inc.	9,323

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
58	Rollins, Inc.	$1,887
41	Roper Industries, Inc.	6,471
7	Snap-on, Inc.	947
39	SolarCity Corp.*	2,145
560	Southwest Airlines Co.	23,419
102	Spirit AeroSystems Holdings, Inc., Class A*	4,397
66	Spirit Airlines, Inc.*	5,458
16	Stanley Black & Decker, Inc.	1,511
77	Stericycle, Inc.*	9,927
5	Timken Co. (The)	214
51	Toro Co. (The)	3,350
48	TransDigm Group, Inc.	9,494
108	Trinity Industries, Inc.	3,462
11	Triumph Group, Inc.	749
374	Tyco International PLC	16,045
823	Union Pacific Corp.	96,102
339	United Continental Holdings, Inc.*	20,757
643	United Parcel Service, Inc., Class B	70,679
88	United Rentals, Inc.*	9,971
93	United Technologies Corp.	10,237
85	USG Corp.*	2,449
2	Valmont Industries, Inc.	270
151	Verisk Analytics, Inc., Class A*	9,359
1	Veritiv Corp.*	50
53	W.W. Grainger, Inc.	13,021
51	WABCO Holdings, Inc.*	5,234
88	Wabtec Corp.	7,787
68	Waste Connections, Inc.	3,210
44	Waste Management, Inc.	2,144
121	Xylem, Inc.	4,639
		1,180,164
	Information Technology — 20.0%

100	3D Systems Corp.*	3,528
575	Accenture PLC, Class A	49,640
297	Activision Blizzard, Inc.	6,430
452	Adobe Systems, Inc.*	33,303
561	Advanced Micro Devices, Inc.*	1,565
162	Akamai Technologies, Inc.*	10,467
49	Alliance Data Systems Corp.*	14,008
106	Altera Corp.	3,988
286	Amphenol Corp., Class A	15,338
130	Analog Devices, Inc.	7,103
19	ANSYS, Inc.*	1,587
5,479	Apple, Inc.	651,618
739	Applied Materials, Inc.	17,773
4	Arista Networks, Inc.*	303
114	ARRIS Group, Inc.*	3,394
383	Atmel Corp.*	3,030
163	Autodesk, Inc.*	10,106
438	Automatic Data Processing, Inc.	37,510
227	Avago Technologies Ltd.	21,202
26	Avnet, Inc.	1,139
63	Booz Allen Hamilton Holding Corp.	1,714
110	Broadridge Financial Solutions, Inc.	4,982
263	Cadence Design Systems, Inc.*	4,963
145	CDK Global, Inc.	5,520
79	CDW Corp.	2,771
135	Citrix Systems, Inc.*	8,952
553	Cognizant Technology Solutions Corp., Class A*	29,856
57	CommScope Holding Co., Inc.*	1,265
8	Computer Sciences Corp.	507
43	Concur Technologies, Inc.*	5,539
276	Corning, Inc.	5,802
29	CoStar Group, Inc.*	4,938
61	Cree, Inc.*	2,217
59	Diebold, Inc.	2,135
22	DST Systems, Inc.	2,183
1,152	eBay, Inc.*	63,222
10	EchoStar Corp., Class A*	539
219	Electronic Arts, Inc.*	9,621
184	EMC Corp.	5,584
49	Equinix, Inc.	11,131
69	F5 Networks, Inc.*	8,914
1,794	Facebook, Inc., Class A*	139,394
38	FactSet Research Systems, Inc.	5,208
32	Fidelity National Information Services, Inc.	1,958
63	FireEye, Inc.*	1,908
226	Fiserv, Inc.*	16,157
75	FleetCor Technologies, Inc.*	11,392
90	FLIR Systems, Inc.	2,856
125	Fortinet, Inc.*	3,445
88	Freescale Semiconductor Ltd.*	1,909
82	Gartner, Inc.*	7,009
16	Genpact Ltd.*	288
62	Global Payments, Inc.	5,354
255	Google, Inc., Class A*	140,015
258	Google, Inc., Class C*	139,792
20	Harris Corp.	1,433
28	IAC/InterActiveCorp	1,828
90	Informatica Corp.*	3,274
384	Intel Corp.	14,304
860	International Business Machines Corp.	139,466
258	Intuit, Inc.	24,218
30	IPG Photonics Corp.*	2,163
77	Jack Henry & Associates, Inc.	4,732
93	Juniper Networks, Inc.	2,061
20	Keysight Technologies, Inc.*	704
137	KLA-Tencor Corp.	9,513
39	Lam Research Corp.	3,223
215	Linear Technology Corp.	9,896
95	LinkedIn Corp., Class A*	21,496
914	MasterCard, Inc., Class A	79,783
236	Maxim Integrated Products, Inc.	6,979
182	Microchip Technology, Inc.	8,217
853	Micron Technology, Inc.*	30,665
4,856	Microsoft Corp.	232,165
46	Motorola Solutions, Inc.	3,023
90	National Instruments Corp.	2,897
15	NCR Corp.*	445
109	NetApp, Inc.	4,638
38	NetSuite, Inc.*	4,019
83	NVIDIA Corp.	1,741
206	ON Semiconductor Corp.*	1,860
2,985	Oracle Corp.	126,594
50	Palo Alto Networks, Inc.*	6,150
187	Pandora Media, Inc.*	3,676
264	Paychex, Inc.	12,516
108	PTC, Inc.*	4,220
1,534	QUALCOMM, Inc.	111,829
107	Rackspace Hosting, Inc.*	4,912
172	Red Hat, Inc.*	10,690
146	Riverbed Technology, Inc.*	3,019
41	Sabre Corp.	768
558	salesforce.com, inc.*	33,407
98	SanDisk Corp.	10,139
131	ServiceNow, Inc.*	8,379
172	Skyworks Solutions, Inc.	11,605

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
60	SolarWinds, Inc.*	$3,115
63	Solera Holdings, Inc.	3,318
107	Splunk, Inc.*	7,180
25	Stratasys Ltd.*	2,549
78	SunEdison, Inc.*	1,689
4	SunPower Corp.*	113
35	Tableau Software, Inc., Class A*	2,936
113	Teradata Corp.*	5,101
20	Teradyne, Inc.	397
981	Texas Instruments, Inc.	53,386
148	TIBCO Software, Inc.*	3,556
118	Total System Services, Inc.	3,893
237	Trimble Navigation Ltd.*	6,666
435	Twitter, Inc.*	18,157
113	Vantiv, Inc., Class A*	3,813
101	VeriFone Systems, Inc.*	3,602
101	VeriSign, Inc.*	6,070
456	Visa, Inc., Class A	117,735
80	VMware, Inc., Class A*	7,037
490	Western Union Co. (The)	9,104
85	Workday, Inc., Class A*	7,399
244	Xilinx, Inc.	11,087
46	Yelp, Inc.*	2,626
46	Zebra Technologies Corp., Class A*	3,365
28	Zillow, Inc., Class A*	3,314
		2,801,927
	Materials — 2.8%

68	Airgas, Inc.	7,863
29	Albemarle Corp.	1,712
14	AptarGroup, Inc.	914
30	Avery Dennison Corp.	1,485
127	Ball Corp.	8,518
4	Cabot Corp.	172
3	Carpenter Technology Corp.	151
12	Celanese Corp.	721
30	Compass Minerals International, Inc.	2,612
126	Crown Holdings, Inc.*	6,237
8	Cytec Industries, Inc.	385
175	Dow Chemical Co. (The)	8,517
788	E.I. du Pont de Nemours & Co.	56,263
45	Eagle Materials, Inc.	3,708
124	Eastman Chemical Co.	10,282
242	Ecolab, Inc.	26,366
121	FMC Corp.	6,583
129	Huntsman Corp.	3,292
74	International Flavors & Fragrances, Inc.	7,487
61	International Paper Co.	3,283
380	LyondellBasell Industries N.V., Class A	29,967
56	Martin Marietta Materials, Inc.	6,722
476	Monsanto Co.	57,077
8	NewMarket Corp.	3,150
90	Owens-Illinois, Inc.*	2,308
89	Packaging Corp. of America	6,611
77	Platform Specialty Products Corp.*	1,926
126	PPG Industries, Inc.	27,571
266	Praxair, Inc.	34,149
5	Rayonier Advanced Materials, Inc.	123
4	Rockwood Holdings, Inc.	312
112	RPM International, Inc.	5,342
41	Scotts Miracle-Gro Co. (The), Class A	2,502
196	Sealed Air Corp.	7,748
78	Sherwin-Williams Co. (The)	19,099
50	Sigma-Aldrich Corp.	6,830
40	Silgan Holdings, Inc.	2,018
132	Southern Copper Corp.	3,953
12	Tahoe Resources, Inc.*	192
2	TimkenSteel Corp.	71
77	Valspar Corp. (The)	6,461
32	Westlake Chemical Corp.	2,035
60	WR Grace & Co.*	5,764
		388,482
	Telecommunication Services — 1.6%

32	CenturyLink, Inc.	1,305
251	Level 3 Communications, Inc.*	12,550
117	SBA Communications Corp., Class A*	14,235
3,763	Verizon Communications, Inc.	190,370
513	Windstream Holdings, Inc.	5,187
		223,647
	Utilities — 0.1%
55	Calpine Corp.*	1,263
32	Dominion Resources, Inc.	2,321
135	ITC Holdings Corp.	5,129
		8,713
	Total Common Stocks (Cost $8,765,366)	9,806,565

Shares
	Master Limited Partnership (a) — 0.0%‡
	Financials — 0.0%‡
112	Lazard Ltd., Class A	5,770

	Total Master Limited Partnership (Cost $5,123)	5,770

Principal Amount
	Repurchase Agreements (a)(b) — 7.4%
$1,043,447	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,043,453	1,043,447
	Total Repurchase Agreements (Cost $1,043,447)	1,043,447

	Total Investment Securities (Cost $9,813,936) — 77.4%	10,855,782
	Other assets less liabilities — 22.6%	3,163,133
	Net Assets — 100.0%	$14,018,915

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,219,495.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,233,530
Aggregate gross unrealized depreciation	(231,158)
Net unrealized appreciation	$1,002,372
Federal income tax cost of investments	$9,853,410

Swap Agreements(1)

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$409,062	11/06/15	Credit Suisse International	0.16%	Russell 1000® Growth Index	$69,545	$—	$—	$69,545
6,601	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Growth ETF	(28)
4,366,890	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Growth Index	579,104
4,373,491					579,076	—	(500,000)	79,076
86,631	11/06/15	Morgan Stanley & Co. International PLC	0.26%	iShares® Russell 1000 Growth ETF	44,502
6,510,428	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Russell 1000® Growth Index	1,103,876
6,597,059					1,148,378	(1,148,378)	—	—
4,155,082	11/06/15	Societe Generale	0.56%	Russell 1000® Growth Index	1,007,932	—	(850,000)	157,932
2,690,594	01/06/15	UBS AG	0.51%	Russell 1000® Growth Index	396,575	(269,465)	—	127,110
$18,225,288					$3,201,506

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) — 70.7%
	Consumer Discretionary — 7.4%

85	Aaron’s, Inc.	$2,412
100	Abercrombie & Fitch Co., Class A	2,885
156	Apollo Education Group, Inc.*	4,870
5	Aramark	152
209	Ascena Retail Group, Inc.*	2,798
172	Bed Bath & Beyond, Inc.*	12,620
324	Best Buy Co., Inc.	12,769
66	Big Lots, Inc.	3,353
71	Cabela’s, Inc.*	3,851
110	CarMax, Inc.*	6,268
138	Chico’s FAS, Inc.	2,190
52	Choice Hotels International, Inc.	2,881
36	Clear Channel Outdoor Holdings, Inc., Class A	279
18	CST Brands, Inc.	786
470	D.R. Horton, Inc.	11,980
213	Darden Restaurants, Inc.	12,139
102	DeVry Education Group, Inc.	4,984
128	Dick’s Sporting Goods, Inc.	6,478
13	Dillard’s, Inc., Class A	1,532
92	DISH Network Corp., Class A*	7,306
119	Dollar General Corp.*	7,942
120	DreamWorks Animation SKG, Inc., Class A*	2,861
121	DSW, Inc., Class A	4,293
9	Family Dollar Stores, Inc.	711
200	Foot Locker, Inc.	11,458
175	GameStop Corp., Class A	6,617
365	Gannett Co., Inc.	11,881
196	Garmin Ltd.	11,231
96	Gentex Corp.	3,414
16	Genuine Parts Co.	1,644
12	GoPro, Inc., Class A*	936
6	Graham Holdings Co., Class B	5,325
29	Hasbro, Inc.	1,717
11	HomeAway, Inc.*	345
63	Hyatt Hotels Corp., Class A*	3,713
397	International Game Technology	6,761
490	J.C. Penney Co., Inc.*	3,925
216	Jarden Corp.*	9,536
71	John Wiley & Sons, Inc., Class A	4,240
317	Kohl’s Corp.	18,899
251	L Brands, Inc.	20,306
26	Lear Corp.	2,494
113	Leggett & Platt, Inc.	4,756
269	Lennar Corp., Class A	12,708
38	Liberty Broadband Corp., Class A*	2,098
76	Liberty Broadband Corp., Class C*	4,148
395	Liberty Interactive Corp., Class A*	11,514
153	Liberty Media Corp.*	5,626
305	Liberty Media Corp., Class C*	11,142
114	Live Nation Entertainment, Inc.*	3,055
133	Macy’s, Inc.	8,633
99	Madison Square Garden Co. (The), Class A*	7,231
45	Marriott International, Inc., Class A	3,545
348	Mattel, Inc.	10,979
549	MGM Resorts International*	12,523
16	Michaels Cos., Inc. (The)*	385
99	Mohawk Industries, Inc.*	15,205
40	Murphy USA, Inc.*	2,549
181	Newell Rubbermaid, Inc.	6,572
800	News Corp., Class A*	12,416
10	Norwegian Cruise Line Holdings Ltd.*	439
38	Penske Automotive Group, Inc.	1,799
609	PulteGroup, Inc.	13,173
16	PVH Corp.	2,034
24	Ralph Lauren Corp.	4,438
99	Regal Entertainment Group, Class A	2,286
267	Royal Caribbean Cruises Ltd.	19,689
67	Sally Beauty Holdings, Inc.*	2,121
9	Sears Holdings Corp.*	325
76	Service Corp. International	1,718
22	ServiceMaster Global Holdings, Inc.*	578
41	Signet Jewelers Ltd.	5,369
1,040	Staples, Inc.	14,622
170	Starwood Hotels & Resorts Worldwide, Inc.	13,430
19	Starz, Class A*	627
52	Taylor Morrison Home Corp., Class A*	1,006
286	Toll Brothers, Inc.*	10,007
178	TRW Automotive Holdings Corp.*	18,405
48	Urban Outfitters, Inc.*	1,551
71	Visteon Corp.*	6,958
442	Wendy’s Co. (The)	3,854
113	Whirlpool Corp.	21,037
		523,333
	Consumer Staples — 2.4%

413	Avon Products, Inc.	4,039
237	Bunge Ltd.	21,512
94	Campbell Soup Co.	4,256
35	Clorox Co. (The)	3,557
677	ConAgra Foods, Inc.	24,724
18	Constellation Brands, Inc., Class A*	1,735
22	Coty, Inc., Class A*	445
99	Energizer Holdings, Inc.	12,872
7	Hain Celestial Group, Inc. (The)*	793
102	Ingredion, Inc.	8,489
167	J.M. Smucker Co. (The)	17,129
219	Molson Coors Brewing Co., Class B	16,940
88	Pilgrim’s Pride Corp.*	2,842
87	Pinnacle Foods, Inc.	2,961
519	Rite Aid Corp.*	2,844
370	Safeway, Inc.	12,891
437	Tyson Foods, Inc., Class A	18,503
334	Whole Foods Market, Inc.	16,376
		172,908
	Energy — 2.8%

81	Atwood Oceanics, Inc.*	2,599
119	Cameron International Corp.*	6,102
652	Chesapeake Energy Corp.	13,210
123	Cimarex Energy Co.	12,909
52	Cobalt International Energy, Inc.*	468
370	CONSOL Energy, Inc.	14,478
15	CVR Energy, Inc.	698
565	Denbury Resources, Inc.	4,667
108	Diamond Offshore Drilling, Inc.	3,172
117	Energen Corp.	6,987
53	EP Energy Corp., Class A*	567
23	EQT Corp.	2,093
48	Frank’s International N.V.	863
82	Golar LNG Ltd.	3,405
26	Gulfport Energy Corp.*	1,241
50	Helmerich & Payne, Inc.	3,477
261	HollyFrontier Corp.	10,654
15	Laredo Petroleum, Inc.*	157

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
37	Memorial Resource Development Corp.*	$799
288	Murphy Oil Corp.	13,945
431	Nabors Industries Ltd.	5,655
219	Newfield Exploration Co.*	5,963
166	Noble Energy, Inc.	8,164
75	Oil States International, Inc.*	3,739
157	ONEOK, Inc.	8,503
114	Patterson-UTI Energy, Inc.	2,017
76	PBF Energy, Inc., Class A	2,148
436	Peabody Energy Corp.	4,408
253	QEP Resources, Inc.	5,171
6	Rice Energy, Inc.*	149
200	Rowan Cos. PLC, Class A	4,354
795	SandRidge Energy, Inc.*	2,234
399	Seadrill Ltd.	5,849
47	Seventy Seven Energy, Inc.*	366
235	Superior Energy Services, Inc.	4,538
40	Teekay Corp.	1,989
119	Tesoro Corp.	9,118
80	Tidewater, Inc.	2,473
173	Ultra Petroleum Corp.*	3,434
75	Unit Corp.*	2,866
172	Whiting Petroleum Corp.*	7,184
90	World Fuel Services Corp.	4,075
325	WPX Energy, Inc.*	4,410
		201,298
	Financials — 23.2%

115	Alexandria Real Estate Equities, Inc. (REIT)	9,881
26	Alleghany Corp.*	11,870
158	Allied World Assurance Co. Holdings AG	5,957
46	Ally Financial, Inc.*	1,094
169	American Campus Communities, Inc. (REIT)	6,760
567	American Capital Agency Corp. (REIT)	13,084
97	American Financial Group, Inc./OH	5,858
240	American Homes 4 Rent, Class A (REIT)	4,128
12	American National Insurance Co.	1,377
1,460	American Realty Capital Properties, Inc. (REIT)	13,724
198	Ameriprise Financial, Inc.	26,090
1,523	Annaly Capital Management, Inc. (REIT)	17,545
111	Aon PLC	10,266
102	Apartment Investment & Management Co., Class A (REIT)	3,799
216	Arch Capital Group Ltd.*	12,381
14	Arthur J. Gallagher & Co.	671
105	Aspen Insurance Holdings Ltd.	4,644
256	Associated Banc-Corp	4,731
115	Assurant, Inc.	7,773
272	Assured Guaranty Ltd.	6,952
208	AvalonBay Communities, Inc. (REIT)	33,444
173	Axis Capital Holdings Ltd.	8,659
71	Bank of Hawaii Corp.	4,092
163	BankUnited, Inc.	4,923
309	BioMed Realty Trust, Inc. (REIT)	6,628
44	BOK Financial Corp.	2,836
217	Boston Properties, Inc. (REIT)	28,132
288	Brandywine Realty Trust (REIT)	4,452
77	Brixmor Property Group, Inc. (REIT)	1,862
183	Brown & Brown, Inc.	5,893
138	Camden Property Trust (REIT)	10,582
268	CBL & Associates Properties, Inc. (REIT)	5,213
1,652	Chimera Investment Corp. (REIT)	5,584
263	Cincinnati Financial Corp.	13,400
311	CIT Group, Inc.	15,177
77	City National Corp./CA	5,944
43	CNA Financial Corp.	1,665
171	Columbia Property Trust, Inc. (REIT)	4,309
292	Comerica, Inc.	13,610
138	Commerce Bancshares, Inc./MO	5,890
141	Corporate Office Properties Trust (REIT)	3,964
187	Corrections Corp. of America (REIT)	6,779
85	Cullen/Frost Bankers, Inc.	6,346
485	DDR Corp. (REIT)	8,890
218	Digital Realty Trust, Inc. (REIT)	15,319
231	Douglas Emmett, Inc. (REIT)	6,431
530	Duke Realty Corp. (REIT)	10,303
464	E*TRADE Financial Corp.*	10,584
231	East West Bancorp, Inc.	8,494
72	Endurance Specialty Holdings Ltd.	4,247
207	Equity Commonwealth (REIT)	5,264
37	Equity LifeStyle Properties, Inc. (REIT)	1,836
101	Essex Property Trust, Inc. (REIT)	20,443
74	Everest Re Group Ltd.	12,979
36	Federal Realty Investment Trust (REIT)	4,776
40	Federated Investors, Inc., Class B	1,258
1,367	Fifth Third Bancorp	27,504
380	First Horizon National Corp.	4,849
571	First Niagara Financial Group, Inc.	4,665
221	First Republic Bank/CA	11,388
445	FNF Group	14,418
148	FNFV Group*	2,112
264	Forest City Enterprises, Inc., Class A*	5,700
304	Fulton Financial Corp.	3,630
113	Gaming and Leisure Properties, Inc. (REIT)	3,605
912	General Growth Properties, Inc. (REIT)	24,405
798	Genworth Financial, Inc., Class A*	7,254
71	Hanover Insurance Group, Inc. (The)	5,061
723	Hartford Financial Services Group, Inc. (The)	29,860
161	HCC Insurance Holdings, Inc.	8,544
737	HCP, Inc. (REIT)	33,018
246	Health Care REIT, Inc. (REIT)	18,120
336	Healthcare Trust of America, Inc., Class A (REIT)	4,287
92	Home Properties, Inc. (REIT)	5,997
241	Hospitality Properties Trust (REIT)	7,375
1,217	Host Hotels & Resorts, Inc. (REIT)	28,283
33	Howard Hughes Corp. (The)*	4,819
850	Hudson City Bancorp, Inc.	8,321
1,331	Huntington Bancshares, Inc./OH	13,456
87	Interactive Brokers Group, Inc., Class A	2,377
107	Intercontinental Exchange, Inc.	24,181
589	Invesco Ltd.	23,772
33	Iron Mountain, Inc. (REIT)	1,254
53	Jones Lang LaSalle, Inc.	7,720
1,420	KeyCorp	19,170
132	Kilroy Realty Corp. (REIT)	9,066

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
660	Kimco Realty Corp. (REIT)	$16,797
101	Legg Mason, Inc.	5,732
495	Leucadia National Corp.	11,449
237	Liberty Property Trust (REIT)	8,385
424	Lincoln National Corp.	24,011
524	Loews Corp.	21,819
211	M&T Bank Corp.	26,590
226	Macerich Co. (The) (REIT)	17,872
22	Markel Corp.*	15,329
228	MBIA, Inc.*	2,353
43	Mercury General Corp.	2,372
589	MFA Financial, Inc. (REIT)	4,936
121	Mid-America Apartment Communities, Inc. (REIT)	8,913
105	MSCI, Inc.	5,078
188	NASDAQ OMX Group, Inc. (The)	8,443
198	National Retail Properties, Inc. (REIT)	7,629
3	Nationstar Mortgage Holdings, Inc.*	90
680	Navient Corp.	14,253
712	New York Community Bancorp, Inc.	11,314
380	Northern Trust Corp.	25,737
232	NorthStar Asset Management Group, Inc./NY	4,860
274	NorthStar Realty Finance Corp. (REIT)	5,006
419	Old Republic International Corp.	6,339
136	Omega Healthcare Investors, Inc. (REIT)	5,198
178	Outfront Media, Inc. (REIT)	4,817
164	PacWest Bancorp	7,626
81	PartnerRe Ltd.	9,437
499	People’s United Financial, Inc.	7,375
248	Piedmont Office Realty Trust, Inc., Class A (REIT)	4,662
147	Plum Creek Timber Co., Inc. (REIT)	6,127
166	Popular, Inc.*	5,418
87	Post Properties, Inc. (REIT)	5,096
473	Principal Financial Group, Inc.	25,197
95	ProAssurance Corp.	4,284
952	Progressive Corp. (The)	25,932
803	Prologis, Inc. (REIT)	33,951
127	Protective Life Corp.	8,853
201	Raymond James Financial, Inc.	11,316
179	Rayonier, Inc. (REIT)	4,883
133	Realogy Holdings Corp.*	6,121
356	Realty Income Corp. (REIT)	16,540
148	Regency Centers Corp. (REIT)	9,099
2,217	Regions Financial Corp.	22,325
80	Reinsurance Group of America, Inc.	6,858
65	RenaissanceRe Holdings Ltd.	6,365
380	Retail Properties of America, Inc., Class A (REIT)	6,107
131	Santander Consumer USA Holdings, Inc.	2,435
13	SEI Investments Co.	515
328	Senior Housing Properties Trust (REIT)	7,390
6	Signature Bank/NY*	728
153	SL Green Realty Corp. (REIT)	17,769
449	SLM Corp.	4,346
641	Spirit Realty Capital, Inc. (REIT)	7,506
70	StanCorp Financial Group, Inc.	4,627
356	Starwood Property Trust, Inc. (REIT)	8,565
857	SunTrust Banks, Inc.	33,672
74	SVB Financial Group*	7,781
57	Synchrony Financial*	1,654
223	Synovus Financial Corp.	5,762
55	Tanger Factory Outlet Centers, Inc. (REIT)	2,012
7	Taubman Centers, Inc. (REIT)	556
268	TCF Financial Corp.	4,159
54	TD Ameritrade Holding Corp.	1,869
121	TFS Financial Corp.	1,836
212	Torchmark Corp.	11,395
589	Two Harbors Investment Corp. (REIT)	6,190
404	UDR, Inc. (REIT)	12,435
414	Unum Group	13,753
146	Validus Holdings Ltd.	6,059
249	Ventas, Inc. (REIT)	17,816
234	Vornado Realty Trust (REIT)	26,105
231	Voya Financial, Inc.	9,674
161	W. R. Berkley Corp.	8,411
250	Washington Prime Group, Inc. (REIT)	4,307
196	Weingarten Realty Investors (REIT)	7,134
757	Weyerhaeuser Co. (REIT)	26,730
10	White Mountains Insurance Group Ltd.	6,338
160	WP Carey, Inc. (REIT)	10,902
436	XL Group PLC	15,487
326	Zions Bancorp.	9,148
		1,646,964
	Health Care — 6.7%

459	Agilent Technologies, Inc.	19,618
133	Alere, Inc.*	5,305
33	Alkermes PLC*	1,816
181	Allscripts Healthcare Solutions, Inc.*	2,176
16	Alnylam Pharmaceuticals, Inc.*	1,609
33	Bio-Rad Laboratories, Inc., Class A*	3,920
31	Bio-Techne Corp.	2,840
1,924	Boston Scientific Corp.*	24,762
503	Cardinal Health, Inc.	41,341
333	CareFusion Corp.*	19,704
41	Charles River Laboratories International, Inc.*	2,655
398	Cigna Corp.	40,950
185	Community Health Systems, Inc.*	8,710
20	Cooper Cos., Inc. (The)	3,378
9	Covance, Inc.*	924
6	Cubist Pharmaceuticals, Inc.*	455
187	DaVita HealthCare Partners, Inc.*	14,311
157	DENTSPLY International, Inc.	8,632
475	HCA Holdings, Inc.*	33,103
129	Health Net, Inc.*	6,628
86	Hill-Rom Holdings, Inc.	3,935
261	Hologic, Inc.*	6,995
269	Hospira, Inc.*	16,043
249	Humana, Inc.	34,354
4	Intuitive Surgical, Inc.*	2,071
82	Laboratory Corp. of America Holdings*	8,580
72	LifePoint Hospitals, Inc.*	4,982
50	Mallinckrodt PLC*	4,611
56	MEDNAX, Inc.*	3,666
15	Myriad Genetics, Inc.*	503
159	Omnicare, Inc.	11,181
126	Patterson Cos., Inc.	6,071
148	PerkinElmer, Inc.	6,729
166	Perrigo Co. PLC	26,591
375	QIAGEN N.V.*	8,974
232	Quest Diagnostics, Inc.	15,152

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
48	Quintiles Transnational Holdings, Inc.*	$2,775
36	Sirona Dental Systems, Inc.*	3,110
163	St. Jude Medical, Inc.	11,077
67	Teleflex, Inc.	7,983
111	Universal Health Services, Inc., Class B	11,613
142	VCA, Inc.*	6,721
250	Zimmer Holdings, Inc.	28,072
		474,626
	Industrials — 6.6%

67	A. O. Smith Corp.	3,613
280	ADT Corp. (The)	9,783
241	AECOM Technology Corp.*	7,714
151	AGCO Corp.	6,371
153	Air Lease Corp.	5,819
19	Alaska Air Group, Inc.	1,122
51	Alliant Techsystems, Inc.	5,798
5	AMERCO	1,391
177	Babcock & Wilcox Co. (The)	5,244
103	Carlisle Cos., Inc.	9,208
32	Cintas Corp.	2,341
26	Clean Harbors, Inc.*	1,215
92	Con-way, Inc.	4,558
12	Copa Holdings S.A., Class A	1,343
103	Covanta Holding Corp.	2,582
50	Crane Co.	2,951
20	Donaldson Co., Inc.	780
70	Dover Corp.	5,389
38	Dun & Bradstreet Corp. (The)	4,824
91	Equifax, Inc.	7,239
305	Exelis, Inc.	5,472
100	Fluor Corp.	6,199
155	Fortune Brands Home & Security, Inc.	6,963
74	GATX Corp.	4,584
45	Genesee & Wyoming, Inc., Class A*	4,437
80	Hubbell, Inc., Class B	8,544
12	Huntington Ingalls Industries, Inc.	1,308
10	IDEX Corp.	768
398	Ingersoll-Rand PLC	25,098
114	ITT Corp.	4,720
213	Jacobs Engineering Group, Inc.*	9,894
161	Joy Global, Inc.	7,895
40	Kansas City Southern	4,758
134	KAR Auction Services, Inc.	4,643
237	KBR, Inc.	3,991
126	Kennametal, Inc.	4,639
139	L-3 Communications Holdings, Inc.	17,319
85	Lincoln Electric Holdings, Inc.	6,123
128	Manpowergroup, Inc.	8,558
90	MRC Global, Inc.*	1,819
74	Navistar International Corp.*	2,649
115	Nielsen N.V.	4,804
158	NOW, Inc.*	4,231
137	Oshkosh Corp.	6,220
189	Owens Corning	6,585
48	PACCAR, Inc.	3,217
112	Parker-Hannifin Corp.	14,451
290	Pentair PLC	18,766
177	Pitney Bowes, Inc.	4,358
260	Quanta Services, Inc.*	7,930
289	R.R. Donnelley & Sons Co.	4,867
73	Regal-Beloit Corp.	5,279
427	Republic Services, Inc.	16,913
26	Rockwell Collins, Inc.	2,224
88	Roper Industries, Inc.	13,888
86	Ryder System, Inc.	8,215
81	Snap-on, Inc.	10,962
122	Southwest Airlines Co.	5,102
13	Spirit AeroSystems Holdings, Inc., Class A*	560
70	SPX Corp.	6,278
223	Stanley Black & Decker, Inc.	21,060
177	Terex Corp.	5,080
449	Textron, Inc.	19,451
123	Timken Co. (The)	5,263
104	Towers Watson & Co., Class A	11,748
58	Trinity Industries, Inc.	1,859
64	Triumph Group, Inc.	4,356
80	Tyco International PLC	3,432
40	Valmont Industries, Inc.	5,409
17	Vectrus, Inc.*	480
11	Veritiv Corp.*	553
78	Waste Connections, Inc.	3,682
71	WESCO International, Inc.*	5,850
81	Xylem, Inc.	3,106
		465,845
	Information Technology — 7.8%

271	Activision Blizzard, Inc.	5,867
315	Altera Corp.	11,850
257	Amdocs Ltd.	12,527
275	Analog Devices, Inc.	15,026
115	ANSYS, Inc.*	9,605
129	AOL, Inc.*	5,955
650	Applied Materials, Inc.	15,632
2	Arista Networks, Inc.*	152
160	Arrow Electronics, Inc.*	9,350
77	Autodesk, Inc.*	4,774
177	Avnet, Inc.	7,751
75	AVX Corp.	1,072
8	Booz Allen Hamilton Holding Corp.	218
860	Broadcom Corp., Class A	37,092
700	Brocade Communications Systems, Inc.	7,917
514	CA, Inc.	16,011
25	Citrix Systems, Inc.*	1,658
219	Computer Sciences Corp.	13,880
148	CoreLogic, Inc.*	4,917
89	Cree, Inc.*	3,234
77	Dolby Laboratories, Inc., Class A	3,417
9	DST Systems, Inc.	893
52	EchoStar Corp., Class A*	2,802
118	Electronic Arts, Inc.*	5,184
405	Fidelity National Information Services, Inc.	24,782
26	FireEye, Inc.*	788
118	First Solar, Inc.*	5,758
68	FLIR Systems, Inc.	2,158
13	Freescale Semiconductor Ltd.*	282
229	Genpact Ltd.*	4,127
136	Harris Corp.	9,747
70	IAC/InterActiveCorp	4,570
18	Informatica Corp.*	655
250	Ingram Micro, Inc., Class A*	6,857
327	Jabil Circuit, Inc.	6,785
372	JDS Uniphase Corp.*	4,962
596	Juniper Networks, Inc.	13,207
228	Keysight Technologies, Inc.*	8,026
23	KLA-Tencor Corp.	1,597
137	Knowles Corp.*	2,862

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
191	Lam Research Corp.	$15,784
103	Leidos Holdings, Inc.	4,162
99	Lexmark International, Inc., Class A	4,243
652	Marvell Technology Group Ltd.	9,337
37	Maxim Integrated Products, Inc.	1,094
280	Motorola Solutions, Inc.	18,402
244	NCR Corp.*	7,235
340	NetApp, Inc.	14,467
422	Nuance Communications, Inc.*	6,385
750	NVIDIA Corp.	15,727
345	ON Semiconductor Corp.*	3,115
57	Paychex, Inc.	2,702
152	Rovi Corp.*	3,387
191	SanDisk Corp.	19,761
34	Stratasys Ltd.*	3,467
293	SunEdison, Inc.*	6,343
67	SunPower Corp.*	1,887
1,112	Symantec Corp.	29,012
249	Synopsys, Inc.*	10,804
61	Tech Data Corp.*	3,802
53	Teradata Corp.*	2,392
293	Teradyne, Inc.	5,816
61	Total System Services, Inc.	2,012
218	Vishay Intertechnology, Inc.	3,024
358	Western Digital Corp.	36,971
1,877	Xerox Corp.	26,203
1,161	Zynga, Inc., Class A*	3,019
		554,500
	Materials — 4.9%

76	Albemarle Corp.	4,487
1,885	Alcoa, Inc.	32,592
175	Allegheny Technologies, Inc.	5,896
81	AptarGroup, Inc.	5,285
125	Ashland, Inc.	14,256
100	Avery Dennison Corp.	4,951
162	Bemis Co., Inc.	6,470
97	Cabot Corp.	4,179
80	Carpenter Technology Corp.	4,034
229	Celanese Corp.	13,756
84	CF Industries Holdings, Inc.	22,525
246	Cliffs Natural Resources, Inc.	2,244
101	Cytec Industries, Inc.	4,858
103	Domtar Corp.	4,192
22	Eastman Chemical Co.	1,824
51	Greif, Inc., Class A	2,236
97	Huntsman Corp.	2,475
588	International Paper Co.	31,646
270	MeadWestvaco Corp.	12,096
538	Mosaic Co. (The)	24,624
801	Newmont Mining Corp.	14,738
512	Nucor Corp.	27,459
106	Owens-Illinois, Inc.*	2,718
60	Rayonier Advanced Materials, Inc.	1,479
125	Reliance Steel & Aluminum Co.	7,992
231	Rock-Tenn Co., Class A	13,123
109	Rockwood Holdings, Inc.	8,497
104	Royal Gold, Inc.	6,623
16	RPM International, Inc.	763
103	Sigma-Aldrich Corp.	14,070
164	Sonoco Products Co.	6,891
386	Steel Dynamics, Inc.	8,700
114	Tahoe Resources, Inc.*	1,821
61	TimkenSteel Corp.	2,173
233	United States Steel Corp.	7,771
210	Vulcan Materials Co.	13,881
10	Westlake Chemical Corp.	636
17	WR Grace & Co.*	1,633
		345,594
	Telecommunication Services — 0.2%

1,611	Frontier Communications Corp.	11,358
138	Telephone & Data Systems, Inc.	3,527
21	United States Cellular Corp.*	808
62	Windstream Holdings, Inc.	627
		16,320
	Utilities — 8.7%

1,166	AES Corp. (The)	16,172
192	AGL Resources, Inc.	10,044
178	Alliant Energy Corp.	11,191
390	Ameren Corp.	16,813
288	American Water Works Co., Inc.	15,278
285	Aqua America, Inc.	7,575
161	Atmos Energy Corp.	8,646
584	Calpine Corp.*	13,409
691	CenterPoint Energy, Inc.	16,543
433	CMS Energy Corp.	14,332
471	Consolidated Edison, Inc.	29,744
285	DTE Energy Co.	23,216
524	Edison International	33,305
288	Entergy Corp.	24,163
675	FirstEnergy Corp.	24,894
248	Great Plains Energy, Inc.	6,490
163	Hawaiian Electric Industries, Inc.	4,595
129	Integrys Energy Group, Inc.	9,396
14	ITC Holdings Corp.	532
308	MDU Resources Group, Inc.	7,552
135	National Fuel Gas Co.	9,352
506	NiSource, Inc.	21,171
508	Northeast Utilities	25,725
542	NRG Energy, Inc.	16,943
320	OGE Energy Corp.	11,421
404	Pepco Holdings, Inc.	11,110
177	Pinnacle West Capital Corp.	11,192
1,068	PPL Corp.	37,946
813	Public Service Enterprise Group, Inc.	33,967
282	Questar Corp.	6,765
228	SCANA Corp.	13,003
395	Sempra Energy	44,133
375	TECO Energy, Inc.	7,436
278	UGI Corp.	10,483
133	Vectren Corp.	5,880
207	Westar Energy, Inc.	8,092
363	Wisconsin Energy Corp.	17,932
807	Xcel Energy, Inc.	27,390
		613,831
	Total Common Stocks (Cost $5,070,960)	5,015,219

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 14.8%
$1,052,485	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,052,491	$1,052,485
	Total Repurchase Agreements (Cost $1,052,485)	1,052,485

	Total Investment Securities (Cost $6,123,445) — 85.5%	6,067,704
	Other assets less liabilities — 14.5%	1,025,662
	Net Assets — 100.0%	$7,093,366

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $814,287.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,079
Aggregate gross unrealized depreciation	(276,025)
Net unrealized depreciation	$(57,946)
Federal income tax cost of investments	$6,125,650

Swap Agreements(1)

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$5,830,675	01/06/16	Bank of America, N.A.	0.31%	Russell Midcap® Value Index	$293,905	$—	$—	$293,905

109,841	01/06/16	Credit Suisse International	0.26%	Russell Midcap® Value Index	59,463	—	—	59,463

598	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Value Index	297,298
233,098	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Value ETF	101,371
233,696					398,669	—	(250,000)	148,669
197,257	11/06/15	Morgan Stanley & Co. International PLC	0.16%	iShares® Russell Mid-Cap Value ETF	65,378
1,695,682	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Russell Midcap® Value Index	194,359
1,892,939					259,737	(259,737)	—	—
956,192	12/08/14	Societe Generale	0.56%	Russell Midcap® Value Index	12,282	—	(10,000)	2,282

148,803	01/06/15	UBS AG	0.51%	Russell Midcap® Value Index	36,458	—	—	36,458

$9,172,146					$1,060,514

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 74.4%
	Consumer Discretionary — 17.7%

31	Aaron’s, Inc.	$880
27	Abercrombie & Fitch Co., Class A	779
191	Advance Auto Parts, Inc.	28,092
156	AMC Networks, Inc., Class A*	10,118
102	Aramark	3,101
190	AutoNation, Inc.*	11,294
85	AutoZone, Inc.*	49,105
205	Bed Bath & Beyond, Inc.*	15,041
224	Best Buy Co., Inc.	8,828
45	Big Lots, Inc.	2,286
597	BorgWarner, Inc.	33,766
170	Brinker International, Inc.	9,576
276	Burger King Worldwide, Inc.	10,030
15	Cabela’s, Inc.*	814
511	Cablevision Systems Corp., Class A	10,384
397	CarMax, Inc.*	22,621
140	Carter’s, Inc.	11,649
207	Charter Communications, Inc., Class A*	35,128
176	Chico’s FAS, Inc.	2,793
81	Chipotle Mexican Grill, Inc.*	53,753
6	Choice Hotels International, Inc.	333
301	Cinemark Holdings, Inc.	10,929
51	Clear Channel Outdoor Holdings, Inc., Class A	396
716	Coach, Inc.	26,578
169	CST Brands, Inc.	7,379
77	D.R. Horton, Inc.	1,963
90	Deckers Outdoor Corp.*	8,705
44	Dick’s Sporting Goods, Inc.	2,227
45	Dillard’s, Inc., Class A	5,305
600	Discovery Communications, Inc., Class A*	20,940
600	Discovery Communications, Inc., Class C*	20,406
408	DISH Network Corp., Class A*	32,399
616	Dollar General Corp.*	41,112
540	Dollar Tree, Inc.*	36,914
145	Domino’s Pizza, Inc.	13,608
278	Dunkin’ Brands Group, Inc.	13,441
264	Expedia, Inc.	22,997
236	Family Dollar Stores, Inc.	18,656
55	Foot Locker, Inc.	3,151
122	Fossil Group, Inc.*	13,630
16	GameStop Corp., Class A	605
691	Gap, Inc. (The)	27,364
225	Gentex Corp.	8,001
376	Genuine Parts Co.	38,645
238	GNC Holdings, Inc., Class A	10,524
719	Goodyear Tire & Rubber Co. (The)	19,708
35	GoPro, Inc., Class A*	2,729
1,257	Groupon, Inc.*	9,465
716	H&R Block, Inc.	24,086
260	Hanesbrands, Inc.	30,087
570	Harley-Davidson, Inc.	39,718
178	Harman International Industries, Inc.	19,318
255	Hasbro, Inc.	15,096
353	Hilton Worldwide Holdings, Inc.*	9,256
226	HomeAway, Inc.*	7,087
6	Hyatt Hotels Corp., Class A*	354
1,107	Interpublic Group of Cos., Inc. (The)	22,461
155	Jarden Corp.*	6,821
331	Kate Spade & Co.*	10,602
30	Kohl’s Corp.	1,789
227	L Brands, Inc.	18,364
208	Lamar Advertising Co., Class A (REIT)	11,084
170	Lear Corp.	16,305
179	Leggett & Platt, Inc.	7,534
28	Lennar Corp., Class A	1,323
641	Liberty Interactive Corp., Class A*	18,685
192	Liberty TripAdvisor Holdings, Inc., Class A*	5,032
375	Liberty Ventures*	13,740
210	Lions Gate Entertainment Corp.	7,119
192	Live Nation Entertainment, Inc.*	5,146
789	LKQ Corp.*	22,920
730	Macy’s, Inc.	47,384
506	Marriott International, Inc., Class A	39,868
321	Mattel, Inc.	10,128
83	MGM Resorts International*	1,893
534	Michael Kors Holdings Ltd.*	40,963
46	Michaels Cos., Inc. (The)*	1,107
50	Morningstar, Inc.	3,337
57	Murphy USA, Inc.*	3,632
157	Netflix, Inc.*	54,415
429	Newell Rubbermaid, Inc.	15,577
362	Nordstrom, Inc.	27,642
219	Norwegian Cruise Line Holdings Ltd.*	9,612
11	NVR, Inc.*	13,845
675	Omnicom Group, Inc.	52,157
277	O’Reilly Automotive, Inc.*	50,619
64	Panera Bread Co., Class A*	10,714
49	Penske Automotive Group, Inc.	2,320
259	PetSmart, Inc.	20,399
172	Polaris Industries, Inc.	26,954
188	PVH Corp.	23,902
116	Ralph Lauren Corp.	21,448
54	Regal Entertainment Group, Class A	1,247
555	Ross Stores, Inc.	50,771
313	Sally Beauty Holdings, Inc.*	9,906
276	Scripps Networks Interactive, Inc., Class A	21,575
54	Sears Holdings Corp.*	1,949
178	SeaWorld Entertainment, Inc.	2,971
434	Service Corp. International	9,808
72	ServiceMaster Global Holdings, Inc.*	1,891
144	Signet Jewelers Ltd.	18,858
6,773	Sirius XM Holdings, Inc.*	24,586
190	Six Flags Entertainment Corp.	7,724
225	Starwood Hotels & Resorts Worldwide, Inc.	17,775
214	Starz, Class A*	7,060
159	Tempur Sealy International, Inc.*	9,071
248	Tesla Motors, Inc.*	60,641
120	Thor Industries, Inc.	7,051
295	Tiffany & Co.	31,836
362	Tractor Supply Co.	27,849
291	TripAdvisor, Inc.*	21,432
132	Tupperware Brands Corp.	8,877
168	Ulta Salon Cosmetics & Fragrance, Inc.*	21,250
452	Under Armour, Inc., Class A*	32,766
202	Urban Outfitters, Inc.*	6,529
901	VF Corp.	67,728
19	Whirlpool Corp.	3,537
246	Williams-Sonoma, Inc.	18,342
333	Wyndham Worldwide Corp.	27,759
212	Wynn Resorts Ltd.	37,865

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
35	zulily, Inc., Class A*	$1,006
		2,089,651
	Consumer Staples — 5.9%

463	Avon Products, Inc.	4,528
402	Brown-Forman Corp., Class B	39,014
302	Campbell Soup Co.	13,675
355	Church & Dwight Co., Inc.	27,232
278	Clorox Co. (The)	28,250
657	Coca-Cola Enterprises, Inc.	28,869
391	Constellation Brands, Inc., Class A*	37,692
135	Coty, Inc., Class A*	2,732
513	Dr. Pepper Snapple Group, Inc.	37,962
449	Flowers Foods, Inc.	8,755
120	Hain Celestial Group, Inc. (The)*	13,586
199	Herbalife Ltd.	8,607
391	Hershey Co. (The)	39,209
350	Hormel Foods Corp.	18,578
29	Ingredion, Inc.	2,414
369	Keurig Green Mountain, Inc.	52,450
1,331	Kroger Co. (The)	79,647
947	Lorillard, Inc.	59,794
341	McCormick & Co., Inc. (Non-Voting)	25,347
528	Mead Johnson Nutrition Co.	54,828
374	Monster Beverage Corp.*	41,944
154	Nu Skin Enterprises, Inc., Class A	6,437
22	Pilgrim’s Pride Corp.*	711
1,705	Rite Aid Corp.*	9,343
55	Spectrum Brands Holdings, Inc.	5,058
255	Sprouts Farmers Market, Inc.*	8,106
46	Tyson Foods, Inc., Class A	1,948
454	WhiteWave Foods Co. (The)*	16,630
418	Whole Foods Market, Inc.	20,495
		693,841
	Energy — 3.9%

139	Antero Resources Corp.*	6,522
37	Atwood Oceanics, Inc.*	1,187
1,090	Cabot Oil & Gas Corp.	36,014
341	Cameron International Corp.*	17,486
621	Cheniere Energy, Inc.*	40,980
316	Chesapeake Energy Corp.	6,402
28	Cimarex Energy Co.	2,939
833	Cobalt International Energy, Inc.*	7,497
294	Concho Resources, Inc.*	28,003
225	Continental Resources, Inc.*	9,220
17	CVR Energy, Inc.	791
200	Dresser-Rand Group, Inc.*	16,222
107	Dril-Quip, Inc.*	8,533
359	EQT Corp.	32,662
614	FMC Technologies, Inc.*	29,331
12	Frank’s International N.V.	216
181	Gulfport Energy Corp.*	8,639
171	Helmerich & Payne, Inc.	11,893
95	HollyFrontier Corp.	3,878
276	Kosmos Energy Ltd.*	2,302
178	Laredo Petroleum, Inc.*	1,860
71	Memorial Resource Development Corp.*	1,534
77	Nabors Industries Ltd.	1,010
672	Noble Energy, Inc.	33,049
264	Oasis Petroleum, Inc.*	4,852
282	Oceaneering International, Inc.	17,684
288	ONEOK, Inc.	15,598
193	Patterson-UTI Energy, Inc.	3,414
57	PBF Energy, Inc., Class A	1,611
60	QEP Resources, Inc.	1,226
428	Range Resources Corp.	28,098
130	Rice Energy, Inc.*	3,237
161	RPC, Inc.	2,140
274	Seadrill Ltd.	4,017
23	Seventy Seven Energy, Inc.*	179
175	SM Energy Co.	7,604
922	Southwestern Energy Co.*	29,670
28	Superior Energy Services, Inc.	541
99	Targa Resources Corp.	11,300
55	Teekay Corp.	2,734
145	Tesoro Corp.	11,110
120	Ultra Petroleum Corp.*	2,382
8	Unit Corp.*	306
32	Whiting Petroleum Corp.*	1,337
42	World Fuel Services Corp.	1,902
		459,112
	Financials — 6.8%

144	Affiliated Managers Group, Inc.*	29,317
632	Ally Financial, Inc.*	15,029
31	American Financial Group, Inc./OH	1,872
174	Ameriprise Financial, Inc.	22,928
595	Aon PLC	55,032
216	Apartment Investment & Management Co., Class A (REIT)	8,046
388	Arthur J. Gallagher & Co.	18,605
72	Artisan Partners Asset Management, Inc., Class A	3,726
48	Boston Properties, Inc. (REIT)	6,223
18	Brown & Brown, Inc.	580
225	CBOE Holdings, Inc.	13,480
732	CBRE Group, Inc., Class A*	24,698
49	Columbia Property Trust, Inc. (REIT)	1,235
872	Crown Castle International Corp. (REIT)	72,454
314	Eaton Vance Corp.	13,122
158	Equity LifeStyle Properties, Inc. (REIT)	7,838
64	Erie Indemnity Co., Class A	5,583
303	Extra Space Storage, Inc. (REIT)	17,959
117	Federal Realty Investment Trust (REIT)	15,521
180	Federated Investors, Inc., Class B	5,659
37	Gaming and Leisure Properties, Inc. (REIT)	1,180
452	Health Care REIT, Inc. (REIT)	33,294
74	Healthcare Trust of America, Inc., Class A (REIT)	944
49	Howard Hughes Corp. (The)*	7,156
128	Intercontinental Exchange, Inc.	28,927
173	Invesco Ltd.	6,982
432	Iron Mountain, Inc. (REIT)	16,420
31	Jones Lang LaSalle, Inc.	4,515
106	Legg Mason, Inc.	6,015
158	Leucadia National Corp.	3,654
228	LPL Financial Holdings, Inc.	9,729
711	McGraw Hill Financial, Inc.	66,450
494	Moody’s Corp.	49,899
135	MSCI, Inc.	6,529
51	Nationstar Mortgage Holdings, Inc.*	1,528
103	NorthStar Asset Management Group, Inc./NY	2,158
121	NorthStar Realty Finance Corp. (REIT)	2,211
278	Ocwen Financial Corp.*	6,377

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
108	Omega Healthcare Investors, Inc. (REIT)	$4,128
22	Outfront Media, Inc. (REIT)	595
223	Plum Creek Timber Co., Inc. (REIT)	9,295
39	Rayonier, Inc. (REIT)	1,064
165	Realogy Holdings Corp.*	7,593
50	Reinsurance Group of America, Inc.	4,286
16	Santander Consumer USA Holdings, Inc.	297
325	SEI Investments Co.	12,880
122	Signature Bank/NY*	14,795
376	SLM Corp.	3,640
11	SVB Financial Group*	1,157
243	Synchrony Financial*	7,049
686	T. Rowe Price Group, Inc.	57,260
148	Tanger Factory Outlet Centers, Inc. (REIT)	5,414
154	Taubman Centers, Inc. (REIT)	12,241
614	TD Ameritrade Holding Corp.	21,251
364	Ventas, Inc. (REIT)	26,044
110	Vornado Realty Trust (REIT)	12,272
223	Waddell & Reed Financial, Inc., Class A	10,722
144	Weyerhaeuser Co. (REIT)	5,085
		809,943
	Health Care — 10.2%

125	Agilent Technologies, Inc.	5,342
213	Align Technology, Inc.*	12,120
323	Alkermes PLC*	17,771
175	Allscripts Healthcare Solutions, Inc.*	2,103
147	Alnylam Pharmaceuticals, Inc.*	14,781
590	AmerisourceBergen Corp.	53,719
99	athenahealth, Inc.*	11,613
381	BioMarin Pharmaceutical, Inc.*	34,183
47	Bio-Techne Corp.	4,306
328	Boston Scientific Corp.*	4,221
449	Brookdale Senior Living, Inc.*	15,904
288	Bruker Corp.*	5,524
199	C.R. Bard, Inc.	33,303
72	Cardinal Health, Inc.	5,918
540	Catamaran Corp.*	27,508
151	Centene Corp.*	14,914
778	Cerner Corp.*	50,103
60	Charles River Laboratories International, Inc.*	3,885
55	Cigna Corp.	5,659
93	Cooper Cos., Inc. (The)	15,708
136	Covance, Inc.*	13,956
186	Cubist Pharmaceuticals, Inc.*	14,101
161	DaVita HealthCare Partners, Inc.*	12,321
115	DENTSPLY International, Inc.	6,323
276	Edwards Lifesciences Corp.*	35,792
398	Endo International PLC*	29,122
212	Envision Healthcare Holdings, Inc.*	7,496
81	HCA Holdings, Inc.*	5,645
223	Henry Schein, Inc.*	30,596
10	Hill-Rom Holdings, Inc.	458
203	Hologic, Inc.*	5,440
125	IDEXX Laboratories, Inc.*	18,669
364	Illumina, Inc.*	69,484
195	IMS Health Holdings, Inc.*	4,875
378	Incyte Corp.*	28,558
33	Intercept Pharmaceuticals, Inc.*	4,743
87	Intuitive Surgical, Inc.*	45,046
155	Jazz Pharmaceuticals PLC*	27,449
88	Laboratory Corp. of America Holdings*	9,208
214	Mallinckrodt PLC*	19,735
200	Medivation, Inc.*	23,178
171	MEDNAX, Inc.*	11,194
76	Mettler-Toledo International, Inc.*	22,288
976	Mylan, Inc.*	57,203
171	Myriad Genetics, Inc.*	5,734
20	Patterson Cos., Inc.	964
56	PerkinElmer, Inc.	2,546
79	Perrigo Co. PLC	12,655
159	Pharmacyclics, Inc.*	22,163
85	Premier, Inc., Class A*	2,892
70	Quintiles Transnational Holdings, Inc.*	4,047
367	ResMed, Inc.	19,524
166	Salix Pharmaceuticals Ltd.*	17,046
264	Seattle Genetics, Inc.*	9,620
93	Sirona Dental Systems, Inc.*	8,034
478	St. Jude Medical, Inc.	32,485
255	Tenet Healthcare Corp.*	12,253
125	United Therapeutics Corp.*	16,571
51	Universal Health Services, Inc., Class B	5,336
272	Varian Medical Systems, Inc.*	24,075
99	Veeva Systems, Inc., Class A*	3,252
617	Vertex Pharmaceuticals, Inc.*	72,732
221	Waters Corp.*	25,614
33	Zimmer Holdings, Inc.	3,705
1,309	Zoetis, Inc.	58,813
		1,201,526
	Industrials — 12.0%

89	A. O. Smith Corp.	4,800
113	Acuity Brands, Inc.	15,617
17	Air Lease Corp.	647
328	Alaska Air Group, Inc.	19,362
252	Allegion PLC	13,570
353	Allison Transmission Holdings, Inc.	11,610
11	AMERCO	3,060
641	AMETEK, Inc.	32,665
118	Armstrong World Industries, Inc.*	5,912
275	Avis Budget Group, Inc.*	16,541
275	B/E Aerospace, Inc.*	21,414
388	C.H. Robinson Worldwide, Inc.	28,611
257	Chicago Bridge & Iron Co. N.V.	12,858
210	Cintas Corp.	15,362
117	Clean Harbors, Inc.*	5,470
249	Colfax Corp.*	12,831
68	Copa Holdings S.A., Class A	7,610
294	Copart, Inc.*	10,684
115	Covanta Holding Corp.	2,883
46	Crane Co.	2,715
341	Donaldson Co., Inc.	13,299
321	Dover Corp.	24,714
35	Dun & Bradstreet Corp. (The)	4,443
171	Equifax, Inc.	13,603
516	Expeditors International of Washington, Inc.	24,159
775	Fastenal Co.	35,030
359	Flowserve Corp.	21,134
254	Fluor Corp.	15,745
181	Fortune Brands Home & Security, Inc.	8,131
63	Genesee & Wyoming, Inc., Class A*	6,211
158	Graco, Inc.	12,656
277	HD Supply Holdings, Inc.*	8,055
1,170	Hertz Global Holdings, Inc.*	27,776

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
255	Hexcel Corp.*	$11,039
25	Hubbell, Inc., Class B	2,670
108	Huntington Ingalls Industries, Inc.	11,769
194	IDEX Corp.	14,901
178	IHS, Inc., Class A*	21,798
60	Ingersoll-Rand PLC	3,784
54	ITT Corp.	2,236
240	J.B. Hunt Transport Services, Inc.	19,807
222	Kansas City Southern	26,405
147	KAR Auction Services, Inc.	5,094
149	Kirby Corp.*	14,325
117	Landstar System, Inc.	9,404
128	Lennox International, Inc.	11,990
72	Lincoln Electric Holdings, Inc.	5,187
353	Manitowoc Co., Inc. (The)	7,109
931	Masco Corp.	22,530
150	Middleby Corp. (The)*	14,346
121	MRC Global, Inc.*	2,445
124	MSC Industrial Direct Co., Inc., Class A	9,631
23	Navistar International Corp.*	823
550	Nielsen N.V.	22,974
168	Nordson Corp.	13,129
24	NOW, Inc.*	643
164	Old Dominion Freight Line, Inc.*	13,291
849	PACCAR, Inc.	56,900
287	Pall Corp.	27,584
207	Parker-Hannifin Corp.	26,709
35	Pentair PLC	2,265
242	Pitney Bowes, Inc.	5,958
135	Quanta Services, Inc.*	4,118
52	R.R. Donnelley & Sons Co.	876
359	Robert Half International, Inc.	20,388
362	Rockwell Automation, Inc.	41,778
312	Rockwell Collins, Inc.	26,685
166	Rollins, Inc.	5,400
118	Roper Industries, Inc.	18,623
21	Snap-on, Inc.	2,842
111	SolarCity Corp.*	6,105
1,609	Southwest Airlines Co.	67,288
293	Spirit AeroSystems Holdings, Inc., Class A*	12,631
190	Spirit Airlines, Inc.*	15,711
46	Stanley Black & Decker, Inc.	4,344
221	Stericycle, Inc.*	28,491
14	Timken Co. (The)	599
147	Toro Co. (The)	9,655
138	TransDigm Group, Inc.	27,295
310	Trinity Industries, Inc.	9,939
32	Triumph Group, Inc.	2,178
1,075	Tyco International PLC	46,117
976	United Continental Holdings, Inc.*	59,760
254	United Rentals, Inc.*	28,781
243	USG Corp.*	7,001
5	Valmont Industries, Inc.	676
435	Verisk Analytics, Inc., Class A*	26,961
3	Veritiv Corp.*	151
152	W.W. Grainger, Inc.	37,343
148	WABCO Holdings, Inc.*	15,188
252	Wabtec Corp.	22,299
197	Waste Connections, Inc.	9,300
348	Xylem, Inc.	13,342
		1,417,789
	Information Technology — 13.5%

287	3D Systems Corp.*	10,125
854	Activision Blizzard, Inc.	18,489
1,613	Advanced Micro Devices, Inc.*	4,500
465	Akamai Technologies, Inc.*	30,044
142	Alliance Data Systems Corp.*	40,594
306	Altera Corp.	11,512
821	Amphenol Corp., Class A	44,030
374	Analog Devices, Inc.	20,435
56	ANSYS, Inc.*	4,677
2,124	Applied Materials, Inc.	51,082
12	Arista Networks, Inc.*	910
329	ARRIS Group, Inc.*	9,794
1,100	Atmel Corp.*	8,701
469	Autodesk, Inc.*	29,078
653	Avago Technologies Ltd.	60,990
73	Avnet, Inc.	3,197
181	Booz Allen Hamilton Holding Corp.	4,925
315	Broadridge Financial Solutions, Inc.	14,266
756	Cadence Design Systems, Inc.*	14,266
227	CDW Corp.	7,963
387	Citrix Systems, Inc.*	25,662
163	CommScope Holding Co., Inc.*	3,619
23	Computer Sciences Corp.	1,458
125	Concur Technologies, Inc.*	16,101
84	CoStar Group, Inc.*	14,302
175	Cree, Inc.*	6,359
169	Diebold, Inc.	6,114
64	DST Systems, Inc.	6,352
28	EchoStar Corp., Class A*	1,509
629	Electronic Arts, Inc.*	27,632
142	Equinix, Inc.	32,258
198	F5 Networks, Inc.*	25,580
111	FactSet Research Systems, Inc.	15,214
93	Fidelity National Information Services, Inc.	5,691
182	FireEye, Inc.*	5,513
651	Fiserv, Inc.*	46,540
217	FleetCor Technologies, Inc.*	32,960
259	FLIR Systems, Inc.	8,218
358	Fortinet, Inc.*	9,866
253	Freescale Semiconductor Ltd.*	5,488
236	Gartner, Inc.*	20,173
46	Genpact Ltd.*	829
178	Global Payments, Inc.	15,372
57	Harris Corp.	4,085
80	IAC/InterActiveCorp	5,222
258	Informatica Corp.*	9,386
742	Intuit, Inc.	69,652
87	IPG Photonics Corp.*	6,272
221	Jack Henry & Associates, Inc.	13,583
269	Juniper Networks, Inc.	5,961
62	Keysight Technologies, Inc.*	2,182
395	KLA-Tencor Corp.	27,429
113	Lam Research Corp.	9,338
618	Linear Technology Corp.	28,447
273	LinkedIn Corp., Class A*	61,772
678	Maxim Integrated Products, Inc.	20,048
523	Microchip Technology, Inc.	23,613
132	Motorola Solutions, Inc.	8,675
260	National Instruments Corp.	8,369
42	NCR Corp.*	1,245
312	NetApp, Inc.	13,276
109	NetSuite, Inc.*	11,527
239	NVIDIA Corp.	5,012
591	ON Semiconductor Corp.*	5,337
143	Palo Alto Networks, Inc.*	17,589
537	Pandora Media, Inc.*	10,557

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
758	Paychex, Inc.	$35,937
310	PTC, Inc.*	12,112
306	Rackspace Hosting, Inc.*	14,048
495	Red Hat, Inc.*	30,764
419	Riverbed Technology, Inc.*	8,663
118	Sabre Corp.	2,211
281	SanDisk Corp.	29,072
376	ServiceNow, Inc.*	24,049
495	Skyworks Solutions, Inc.	33,398
172	SolarWinds, Inc.*	8,930
180	Solera Holdings, Inc.	9,481
309	Splunk, Inc.*	20,734
73	Stratasys Ltd.*	7,444
224	SunEdison, Inc.*	4,850
11	SunPower Corp.*	310
100	Tableau Software, Inc., Class A*	8,388
325	Teradata Corp.*	14,671
59	Teradyne, Inc.	1,171
425	TIBCO Software, Inc.*	10,213
339	Total System Services, Inc.	11,184
682	Trimble Navigation Ltd.*	19,181
1,252	Twitter, Inc.*	52,258
325	Vantiv, Inc., Class A*	10,966
291	VeriFone Systems, Inc.*	10,377
290	VeriSign, Inc.*	17,429
1,408	Western Union Co. (The)	26,161
245	Workday, Inc., Class A*	21,327
701	Xilinx, Inc.	31,853
133	Yelp, Inc.*	7,593
132	Zebra Technologies Corp., Class A*	9,656
81	Zillow, Inc., Class A*	9,587
		1,594,983
	Materials — 3.5%

194	Airgas, Inc.	22,432
85	Albemarle Corp.	5,018
39	AptarGroup, Inc.	2,545
86	Avery Dennison Corp.	4,258
364	Ball Corp.	24,414
11	Cabot Corp.	474
8	Carpenter Technology Corp.	403
35	Celanese Corp.	2,103
88	Compass Minerals International, Inc.	7,660
362	Crown Holdings, Inc.*	17,919
22	Cytec Industries, Inc.	1,058
131	Eagle Materials, Inc.	10,793
357	Eastman Chemical Co.	29,603
348	FMC Corp.	18,931
370	Huntsman Corp.	9,442
212	International Flavors & Fragrances, Inc.	21,448
175	International Paper Co.	9,419
161	Martin Marietta Materials, Inc.	19,326
24	NewMarket Corp.	9,449
259	Owens-Illinois, Inc.*	6,641
257	Packaging Corp. of America	19,090
222	Platform Specialty Products Corp.*	5,552
13	Rayonier Advanced Materials, Inc.	321
12	Rockwood Holdings, Inc.	935
323	RPM International, Inc.	15,407
117	Scotts Miracle-Gro Co. (The), Class A	7,141
564	Sealed Air Corp.	22,295
225	Sherwin-Williams Co. (The)	55,094
143	Sigma-Aldrich Corp.	19,534
114	Silgan Holdings, Inc.	5,752
34	Tahoe Resources, Inc.*	543
7	TimkenSteel Corp.	249
221	Valspar Corp. (The)	18,544
92	Westlake Chemical Corp.	5,851
172	WR Grace & Co.*	16,524
		416,168
	Telecommunication Services — 0.8%

723	Level 3 Communications, Inc.*	36,150
336	SBA Communications Corp., Class A*	40,881
1,474	Windstream Holdings, Inc.	14,903
		91,934
	Utilities — 0.1%

157	Calpine Corp.*	3,605
389	ITC Holdings Corp.	14,778
		18,383
	Total Common Stocks (Cost $7,819,428)	8,793,330

Shares
	Master Limited Partnership (a) — 0.1%
	Financials — 0.1%

323	Lazard Ltd., Class A	16,641

	Total Master Limited Partnership (Cost $14,078)	16,641

Principal Amount
	Repurchase Agreements (a)(b) — 7.6%
$896,483	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $896,488	896,483
	Total Repurchase Agreements (Cost $896,483)	896,483

	Total Investment Securities (Cost $8,729,989) — 82.1%	9,706,454
	Other assets less liabilities — 17.9%	2,113,515
	Net Assets — 100.0%	$11,819,969

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,294,689.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,269,585
Aggregate gross unrealized depreciation	(306,465)
Net unrealized appreciation	$963,120
Federal income tax cost of investments	$8,743,334

Swap Agreements(1)

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$45,100	11/06/15	Credit Suisse International	0.26%	Russell Midcap® Growth Index	$6,809	$—	$—	$6,809

5,359	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Growth ETF	2,499
446,361	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Growth Index	657,906
451,720					660,405	—	(650,000)	10,405
9,306	11/06/15	Morgan Stanley & Co. International PLC	0.16%	iShares® Russell Mid-Cap Growth ETF	90,410
7,497,058	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Russell Midcap® Growth Index	384,093
7,506,364					474,503	(474,503)	—	—
3,715,176	11/06/15	Societe Generale	0.56%	Russell Midcap® Growth Index	617,638	—	(440,000)	177,638

3,112,076	01/06/15	UBS AG	0.51%	Russell Midcap® Growth Index	381,319	(269,466)	—	111,853

$14,830,436					$2,140,674

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) — 80.7%
	Consumer Discretionary — 9.4%

204	1-800-Flowers.com, Inc., Class A*	$1,744
51	2U, Inc.*	922
155	A.H. Belo Corp., Class A	1,860
647	Aeropostale, Inc.*	2,252
173	AMC Entertainment Holdings, Inc., Class A	4,536
1,598	American Eagle Outfitters, Inc.	22,532
8	American Public Education, Inc.*	269
54	America’s Car-Mart, Inc.*	2,773
69	Arctic Cat, Inc.	2,280
114	Ascent Capital Group, Inc., Class A*	6,135
337	Barnes & Noble, Inc.*	7,872
126	Beazer Homes USA, Inc.*	2,512
258	bebe stores, inc.	779
794	Belmond Ltd., Class A*	8,988
152	Big 5 Sporting Goods Corp.	1,994
14	Biglari Holdings, Inc.*	5,200
147	BJ’s Restaurants, Inc.*	7,227
187	Black Diamond, Inc.*	1,700
203	Bob Evans Farms, Inc.	11,035
120	Bon-Ton Stores, Inc. (The)	1,010
128	Boyd Gaming Corp.*	1,636
16	Bravo Brio Restaurant Group, Inc.*	210
136	Bridgepoint Education, Inc.*	1,455
186	Brown Shoe Co., Inc.	6,093
381	Brunswick Corp.	18,928
29	Build-A-Bear Workshop, Inc.*	597
25	Burlington Stores, Inc.*	1,117
376	Caesars Acquisition Co., Class A*	3,940
366	Caesars Entertainment Corp.*	6,207
637	Callaway Golf Co.	4,720
553	Career Education Corp.*	3,241
110	Carriage Services, Inc.	2,113
289	Carrols Restaurant Group, Inc.*	2,170
192	Cato Corp. (The), Class A	7,703
580	Central European Media Enterprises Ltd., Class A*	1,641
29	Century Communities, Inc.*	502
606	Chegg, Inc.*	4,097
181	Children’s Place, Inc. (The)	10,147
39	Churchill Downs, Inc.	3,755
486	Cinedigm Corp., Class A*	865
128	Citi Trends, Inc.*	3,028
73	Columbia Sportswear Co.	3,289
473	Cooper Tire & Rubber Co.	16,049
106	Cooper-Standard Holding, Inc.*	5,699
170	Core-Mark Holding Co., Inc.	10,219
10	Cracker Barrel Old Country Store, Inc.	1,280
628	Crocs, Inc.*	8,340
49	Crown Media Holdings, Inc., Class A*	166
76	CSS Industries, Inc.	2,205
62	Culp, Inc.	1,162
385	Cumulus Media, Inc., Class A*	1,536
9	Daily Journal Corp.*	1,969
699	Dana Holding Corp.	14,819
235	Denny’s Corp.*	2,277
97	Destination Maternity Corp.	1,555
237	Destination XL Group, Inc.*	1,225
122	Dex Media, Inc.*	1,044
83	DineEquity, Inc.	8,244
28	Dixie Group, Inc. (The)*	214
257	E.W. Scripps Co. (The), Class A*	5,032
14	El Pollo Loco Holdings, Inc.*	384
124	Empire Resorts, Inc.*	844
203	Entercom Communications Corp., Class A*	2,156
26	Entravision Communications Corp., Class A	168
117	Eros International PLC*	2,521
64	Escalade, Inc.	851
208	Ethan Allen Interiors, Inc.	6,159
238	EVINE Live, Inc.*	1,461
652	Express, Inc.*	9,747
237	Federal-Mogul Holdings Corp.*	3,678
298	Finish Line, Inc. (The), Class A	8,505
40	Flexsteel Industries, Inc.	1,269
303	Fred’s, Inc., Class A	4,696
140	FTD Cos., Inc.*	4,852
116	Fuel Systems Solutions, Inc.*	1,145
123	Gaiam, Inc., Class A*	904
180	Genesco, Inc.*	14,647
113	Global Sources Ltd.*	731
162	Group 1 Automotive, Inc.	14,501
505	Guess?, Inc.	11,448
405	Harte-Hanks, Inc.	2,479
166	Haverty Furniture Cos., Inc.	3,496
146	Helen of Troy Ltd.*	9,440
69	Hemisphere Media Group, Inc.*	870
61	hhgregg, Inc.*	387
896	Houghton Mifflin Harcourt Co.*	17,221
960	Hovnanian Enterprises, Inc., Class A*	4,128
260	Iconix Brand Group, Inc.*	10,507
229	International Speedway Corp., Class A	7,163
75	Interval Leisure Group, Inc.	1,631
111	Intrawest Resorts Holdings, Inc.*	1,190
178	Isle of Capri Casinos, Inc.*	1,289
177	ITT Educational Services, Inc.*	1,471
153	JAKKS Pacific, Inc.*	1,126
41	Johnson Outdoors, Inc., Class A	1,243
369	Journal Communications, Inc., Class A*	3,664
163	K12, Inc.*	1,875
180	KB Home	3,163
50	Kirkland’s, Inc.*	1,086
106	La Quinta Holdings, Inc.*	2,334
135	Lands’ End, Inc.*	6,423
64	La-Z-Boy, Inc.	1,663
537	LeapFrog Enterprises, Inc.*	2,932
441	Lee Enterprises, Inc.*	1,566
91	LGI Homes, Inc.*	1,454
11	Libbey, Inc.*	331
317	Life Time Fitness, Inc.*	17,555
86	Lifetime Brands, Inc.	1,285
201	M/I Homes, Inc.*	4,607
148	Marcus Corp. (The)	2,436
204	MarineMax, Inc.*	3,776
221	Marriott Vacations Worldwide Corp.	16,246
61	Martha Stewart Living Omnimedia, Inc., Class A*	259
502	McClatchy Co. (The), Class A*	1,647
321	MDC Holdings, Inc.	8,446
263	MDC Partners, Inc., Class A	5,804
447	Media General, Inc.*	6,844
80	Men’s Wearhouse, Inc. (The)	3,738
295	Meredith Corp.	15,570
322	Meritage Homes Corp.*	12,629
278	Modine Manufacturing Co.*	3,383
78	Monarch Casino & Resort, Inc.*	1,292
168	Morgans Hotel Group Co.*	1,361
83	Movado Group, Inc.	2,385

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
40	NACCO Industries, Inc., Class A	$2,322
391	National CineMedia, Inc.	5,537
99	Nautilus, Inc.*	1,270
69	New Home Co., Inc. (The)*	983
300	New Media Investment Group, Inc.	6,096
131	New York & Co., Inc.*	360
1,138	New York Times Co. (The), Class A	14,441
4,397	Office Depot, Inc.*	29,152
232	Orbitz Worldwide, Inc.*	1,772
71	Pacific Sunwear of California, Inc.*	119
646	Penn National Gaming, Inc.*	9,173
438	Pep Boys-Manny Moe & Jack (The)*	4,266
100	Perry Ellis International, Inc.*	2,639
429	Quiksilver, Inc.*	875
43	ReachLocal, Inc.*	140
142	Reading International, Inc., Class A*	1,688
359	Regis Corp.*	5,938
109	Remy International, Inc.	2,006
434	Rent-A-Center, Inc.	14,973
7	Rentrak Corp.*	589
505	Ruby Tuesday, Inc.*	4,212
107	Ruth’s Hospitality Group, Inc.	1,406
386	Ryland Group, Inc. (The)	15,104
24	Saga Communications, Inc., Class A	960
90	Salem Communications Corp., Class A	707
218	Scholastic Corp.	7,739
150	Scientific Games Corp., Class A*	2,271
95	Sears Hometown and Outlet Stores, Inc.*	1,247
30	Sequential Brands Group, Inc.*	370
363	SFX Entertainment, Inc.*	1,579
4	Shiloh Industries, Inc.*	65
124	Shoe Carnival, Inc.	2,512
124	Shutterfly, Inc.*	5,302
181	Sizmek, Inc.*	1,037
84	Skechers U.S.A., Inc., Class A*	5,158
164	Skullcandy, Inc.*	1,555
328	Sonic Automotive, Inc., Class A	8,459
133	Sonic Corp.	3,616
283	Spartan Motors, Inc.	1,418
96	Speedway Motorsports, Inc.	1,892
50	Sportsman’s Warehouse Holdings, Inc.*	353
261	Stage Stores, Inc.	5,348
66	Standard Motor Products, Inc.	2,518
1,190	Standard Pacific Corp.*	8,985
228	Stein Mart, Inc.	3,238
121	Steiner Leisure Ltd.*	5,357
53	Stoneridge, Inc.*	576
6	Strattec Security Corp.	623
194	Superior Industries International, Inc.	3,515
93	Systemax, Inc.*	1,202
87	Tilly’s, Inc., Class A*	650
907	Time, Inc.	21,714
29	Townsquare Media, Inc., Class A*	362
1,093	TRI Pointe Homes, Inc.*	16,679
67	Tuesday Morning Corp.*	1,427
64	UCP, Inc., Class A*	729
121	Unifi, Inc.*	3,446
178	Universal Technical Institute, Inc.	1,865
126	Vitamin Shoppe, Inc.*	6,030
160	VOXX International Corp.*	1,346
96	WCI Communities, Inc.*	1,786
18	Weight Watchers International, Inc.*	522
144	West Marine, Inc.*	1,574
54	Weyco Group, Inc.	1,486
127	William Lyon Homes, Class A*	2,614
35	Zumiez, Inc.*	1,252
		820,316
	Consumer Staples — 2.2%

22	Alico, Inc.	786
725	Alliance One International, Inc.*	1,312
17	Andersons, Inc. (The)	919
22	B&G Foods, Inc.	630
38	Boulder Brands, Inc.*	410
321	Central Garden and Pet Co., Class A*	2,648
27	Chefs’ Warehouse, Inc. (The)*	465
386	Chiquita Brands International, Inc.*	5,582
3	Coca-Cola Bottling Co. Consolidated	284
17	Craft Brew Alliance, Inc.*	230
1,087	Darling Ingredients, Inc.*	20,218
769	Dean Foods Co.	13,111
213	Elizabeth Arden, Inc.*	3,702
53	Female Health Co. (The)	226
297	Fresh Del Monte Produce, Inc.	10,027
401	Harbinger Group, Inc.*	5,502
109	Ingles Markets, Inc., Class A	2,958
127	Inter Parfums, Inc.	3,257
68	John B. Sanfilippo & Son, Inc.*	2,844
57	Lancaster Colony Corp.	5,352
89	Nature’s Sunshine Products, Inc.	1,328
71	Nutraceutical International Corp.*	1,504
33	Oil-Dri Corp. of America	893
172	Omega Protein Corp.*	1,746
13	Orchids Paper Products Co.	353
193	Pantry, Inc. (The)*	5,124
361	Post Holdings, Inc.*	14,440
71	Revlon, Inc., Class A*	2,340
323	Roundy’s, Inc.*	1,302
27	Sanderson Farms, Inc.	2,344
2	Seaboard Corp.*	6,900
67	Seneca Foods Corp., Class A*	1,812
391	Snyder’s-Lance, Inc.	11,839
310	SpartanNash Co.	7,232
1,667	SUPERVALU, Inc.*	15,603
20	Synutra International, Inc.*	106
14	Tootsie Roll Industries, Inc.	408
167	TreeHouse Foods, Inc.*	13,519
191	Universal Corp.	7,638
213	Vector Group Ltd.	4,633
55	Village Super Market, Inc., Class A	1,321
91	Weis Markets, Inc.	4,197
		187,045
	Energy — 3.6%

17	Adams Resources & Energy, Inc.	753
155	Alon USA Energy, Inc.	2,164
1,820	Alpha Natural Resources, Inc.*	3,786
250	American Eagle Energy Corp.*	235
223	Amyris, Inc.*	615
66	Apco Oil and Gas International, Inc.*	919
186	Approach Resources, Inc.*	1,808
1,745	Arch Coal, Inc.	3,874
148	Ardmore Shipping Corp.	1,511
18	Aspen Aerogels, Inc.*	146
409	Bill Barrett Corp.*	4,143
540	BPZ Resources, Inc.*	324
293	Bristow Group, Inc.	18,781
55	C&J Energy Services, Inc.*	833
455	Callon Petroleum Co.*	2,234

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
276	CHC Group Ltd.*	$1,270
258	Clean Energy Fuels Corp.*	1,481
501	Cloud Peak Energy, Inc.*	5,847
393	Comstock Resources, Inc.	3,482
143	Contango Oil & Gas Co.*	4,835
66	Dawson Geophysical Co.	893
234	Delek U.S. Holdings, Inc.	6,997
761	DHT Holdings, Inc.	4,771
60	Dorian LPG Ltd.*	815
136	Eclipse Resources Corp.*	1,467
468	Emerald Oil, Inc.*	899
771	Energy XXI Ltd.	3,092
167	Era Group, Inc.*	3,515
772	EXCO Resources, Inc.	2,270
482	Exterran Holdings, Inc.	16,147
880	Forest Oil Corp.*	502
309	Forum Energy Technologies, Inc.*	7,419
545	Frontline Ltd.*	676
281	GasLog Ltd.	4,957
38	Gastar Exploration, Inc.*	112
97	Geospace Technologies Corp.*	2,557
47	Green Plains, Inc.	1,410
75	Gulf Island Fabrication, Inc.	1,463
222	GulfMark Offshore, Inc., Class A	5,783
2,144	Halcon Resources Corp.*	4,867
85	Hallador Energy Co.	927
346	Harvest Natural Resources, Inc.*	768
868	Helix Energy Solutions Group, Inc.*	19,851
1,321	Hercules Offshore, Inc.*	1,638
298	Hornbeck Offshore Services, Inc.*	7,909
55	Independence Contract Drilling, Inc.*	380
890	ION Geophysical Corp.*	2,198
1,080	Key Energy Services, Inc.*	2,030
262	Matador Resources Co.*	4,609
1,953	McDermott International, Inc.*	6,933
306	Midstates Petroleum Co., Inc.*	701
230	Miller Energy Resources, Inc.*	534
104	Mitcham Industries, Inc.*	792
102	Natural Gas Services Group, Inc.*	2,362
676	Navios Maritime Acquisition Corp.	1,920
698	Newpark Resources, Inc.*	7,308
86	Nordic American Offshore Ltd.	1,127
733	Nordic American Tankers Ltd.	6,568
441	North Atlantic Drilling Ltd.	1,072
502	Northern Oil and Gas, Inc.*	4,362
124	Nuverra Environmental Solutions, Inc.*	1,132
183	Pacific Ethanol, Inc.*	2,128
996	Parker Drilling Co.*	3,536
273	PDC Energy, Inc.*	8,056
539	Penn Virginia Corp.*	2,765
46	PetroQuest Energy, Inc.*	171
98	PHI, Inc. (Non-Voting)*	4,068
145	Pioneer Energy Services Corp.*	876
899	Quicksilver Resources, Inc.*	271
284	Renewable Energy Group, Inc.*	2,704
641	Resolute Energy Corp.*	1,205
10	REX American Resources Corp.*	633
441	Rosetta Resources, Inc.*	12,974
138	RSP Permian, Inc.*	3,003
167	Sanchez Energy Corp.*	1,885
1,416	Scorpio Tankers, Inc.	11,682
170	SEACOR Holdings, Inc.*	12,094
486	Ship Finance International Ltd.	8,068
462	Stone Energy Corp.*	7,300
360	Swift Energy Co.*	1,620
512	Teekay Tankers Ltd., Class A	2,304
260	Tesco Corp.	3,663
649	TETRA Technologies, Inc.*	4,121
90	TransAtlantic Petroleum Ltd.*	622
272	Triangle Petroleum Corp.*	1,311
410	VAALCO Energy, Inc.*	2,349
1,690	Vantage Drilling Co.*	1,301
177	W&T Offshore, Inc.	1,333
605	Warren Resources, Inc.*	1,240
123	Westmoreland Coal Co.*	4,617
		312,674
	Financials — 32.9%

123	1st Source Corp.	3,754
472	Acadia Realty Trust (REIT)	15,085
338	Actua Corp.*	5,699
233	AG Mortgage Investment Trust, Inc. (REIT)	4,602
123	Agree Realty Corp. (REIT)	3,790
401	Alexander & Baldwin, Inc.	15,270
1	Alexander’s, Inc. (REIT)	402
2	Altisource Asset Management Corp.*	990
470	Altisource Residential Corp. (REIT)	9,532
370	Ambac Financial Group, Inc.*	9,087
233	American Assets Trust, Inc. (REIT)	9,157
420	American Capital Mortgage Investment Corp. (REIT)	8,429
611	American Equity Investment Life Holding Co.	16,497
65	American National Bankshares, Inc.	1,531
1,392	American Realty Capital Healthcare Trust, Inc. (REIT)	15,771
265	American Residential Properties, Inc. (REIT)*	4,709
207	Ameris Bancorp	5,206
154	AMERISAFE, Inc.	6,420
68	Ames National Corp.	1,605
162	AmREIT, Inc. (REIT)	4,314
70	AmTrust Financial Services, Inc.	3,592
1,052	Anworth Mortgage Asset Corp. (REIT)	5,681
379	Apollo Commercial Real Estate Finance, Inc. (REIT)	6,322
264	Apollo Residential Mortgage, Inc. (REIT)	4,361
235	Ares Commercial Real Estate Corp. (REIT)	2,808
215	Argo Group International Holdings Ltd.	12,135
183	Arlington Asset Investment Corp., Class A	5,097
206	Armada Hoffler Properties, Inc. (REIT)	1,955
2,936	ARMOUR Residential REIT, Inc. (REIT)	11,538
90	Arrow Financial Corp.	2,328
209	Ashford Hospitality Prime, Inc. (REIT)	3,668
576	Ashford Hospitality Trust, Inc. (REIT)	6,036
7	Ashford, Inc.*	786
473	Associated Estates Realty Corp. (REIT)	10,605
712	Astoria Financial Corp.	9,420
6	Atlas Financial Holdings, Inc.*	88
93	AV Homes, Inc.*	1,392
149	Aviv REIT, Inc. (REIT)	5,021

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
76	Baldwin & Lyons, Inc., Class B	$1,942
229	Banc of California, Inc.	2,519
59	BancFirst Corp.	3,777
244	Banco Latinoamericano de Comercio Exterior S.A., Class E	7,854
272	Bancorp, Inc. (The)/DE*	2,437
790	BancorpSouth, Inc.	17,293
383	Bank Mutual Corp.	2,474
52	Bank of Kentucky Financial Corp. (The)	2,424
49	Bank of Marin Bancorp	2,489
153	BankFinancial Corp.	1,743
161	Banner Corp.	6,632
654	BBCN Bancorp, Inc.	9,104
65	BBX Capital Corp., Class A*	1,072
241	Beneficial Mutual Bancorp, Inc.*	3,278
206	Berkshire Hills Bancorp, Inc.	5,228
1,040	BGC Partners, Inc., Class A	9,058
234	Blue Hills Bancorp, Inc.*	3,093
164	BNC Bancorp	2,783
658	Boston Private Financial Holdings, Inc.	8,396
96	Bridge Bancorp, Inc.	2,447
81	Bridge Capital Holdings*	1,866
581	Brookline Bancorp, Inc.	5,525
112	Bryn Mawr Bank Corp.	3,296
27	C1 Financial, Inc.*	492
140	Calamos Asset Management, Inc., Class A	1,889
61	Camden National Corp.	2,205
532	Campus Crest Communities, Inc. (REIT)	4,086
199	Capital Bank Financial Corp., Class A*	5,045
87	Capital City Bank Group, Inc.	1,258
1,177	Capitol Federal Financial, Inc.	14,736
787	Capstead Mortgage Corp. (REIT)	10,239
249	Cardinal Financial Corp.	4,549
12	CareTrust REIT, Inc. (REIT)*	194
255	Cascade Bancorp*	1,244
231	Cash America International, Inc.	5,639
157	CatchMark Timber Trust, Inc., Class A (REIT)	1,743
655	Cathay General Bancorp	16,624
651	Cedar Realty Trust, Inc. (REIT)	4,420
292	CenterState Banks, Inc.	3,265
141	Central Pacific Financial Corp.	2,699
29	Century Bancorp, Inc./MA, Class A	1,129
1,949	Chambers Street Properties (REIT)	15,611
159	Charter Financial Corp./MD	1,781
280	Chatham Lodging Trust (REIT)	7,493
269	Chemical Financial Corp.	7,793
451	Chesapeake Lodging Trust (REIT)	15,271
47	CIFC Corp.	415
102	Citizens & Northern Corp.	1,986
362	Citizens, Inc./TX*	2,639
129	City Holding Co.	5,641
218	Clifton Bancorp, Inc.	2,756
119	CNB Financial Corp./PA	2,102
1,791	CNO Financial Group, Inc.	31,056
295	CoBiz Financial, Inc.	3,387
883	Colony Financial, Inc. (REIT)	21,678
432	Columbia Banking System, Inc.	11,867
334	Community Bank System, Inc.	12,355
128	Community Trust Bancorp, Inc.	4,631
89	CommunityOne Bancorp*	927
185	ConnectOne Bancorp, Inc.	3,419
26	Consolidated-Tomoka Land Co.	1,391
173	Consumer Portfolio Services, Inc.*	1,266
260	CorEnergy Infrastructure Trust, Inc. (REIT)	1,734
1,809	Cousins Properties, Inc. (REIT)	22,142
949	Cowen Group, Inc., Class A*	4,024
168	Crawford & Co., Class B	1,507
82	CU Bancorp*	1,607
1,332	CubeSmart (REIT)	28,691
210	Customers Bancorp, Inc.*	3,780
871	CVB Financial Corp.	13,213
270	CyrusOne, Inc. (REIT)	7,411
1,332	CYS Investments, Inc. (REIT)	12,294
676	DCT Industrial Trust, Inc. (REIT)	23,080
1,609	DiamondRock Hospitality Co. (REIT)	24,022
269	Dime Community Bancshares, Inc.	4,075
67	Donegal Group, Inc., Class A	1,050
357	DuPont Fabros Technology, Inc. (REIT)	11,635
450	Dynex Capital, Inc. (REIT)	3,870
49	Eagle Bancorp, Inc.*	1,682
24	EastGroup Properties, Inc. (REIT)	1,613
1,147	Education Realty Trust, Inc. (REIT)	13,351
41	EMC Insurance Group, Inc.	1,221
110	Employers Holdings, Inc.	2,231
67	Encore Capital Group, Inc.*	2,875
211	Enova International, Inc.*	4,860
70	Enstar Group Ltd.*	10,216
61	Enterprise Bancorp, Inc./MA	1,426
162	Enterprise Financial Services Corp.	3,078
470	EPR Properties (REIT)	26,315
505	Equity One, Inc. (REIT)	12,236
106	ESB Financial Corp.	1,904
749	EverBank Financial Corp.	14,111
502	Excel Trust, Inc. (REIT)	6,581
423	EZCORP, Inc., Class A*	4,606
79	FBL Financial Group, Inc., Class A	4,061
66	FBR & Co.*	1,646
68	FCB Financial Holdings, Inc., Class A*	1,644
86	Federal Agricultural Mortgage Corp., Class C	2,615
11	Federated National Holding Co.	278
1,021	FelCor Lodging Trust, Inc. (REIT)	10,639
93	Fidelity & Guaranty Life	2,328
136	Fidelity Southern Corp.	2,078
114	Financial Institutions, Inc.	2,703
878	First American Financial Corp.	28,105
79	First Bancorp, Inc./ME	1,380
857	First BanCorp./Puerto Rico*	4,396
162	First Bancorp/NC	2,767
596	First Busey Corp.	3,904
32	First Business Financial Services, Inc.	1,383
62	First Citizens BancShares, Inc., Class A	15,723
773	First Commonwealth Financial Corp.	7,019
135	First Community Bancshares, Inc./VA	2,087
133	First Connecticut Bancorp, Inc./CT	1,990
79	First Defiance Financial Corp.	2,376
474	First Financial Bancorp	8,395
237	First Financial Bankshares, Inc.	7,150
94	First Financial Corp./IN	3,146
113	First Financial Northwest, Inc.	1,328
906	First Industrial Realty Trust, Inc. (REIT)	17,984

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
149	First Interstate BancSystem, Inc., Class A	$4,190
296	First Merchants Corp.	6,349
619	First Midwest Bancorp, Inc./IL	10,356
123	First NBC Bank Holding Co.*	4,477
101	First of Long Island Corp. (The)	2,553
483	First Potomac Realty Trust (REIT)	5,980
1,360	FirstMerit Corp.	24,330
167	Flagstar Bancorp, Inc.*	2,545
249	Flushing Financial Corp.	4,786
1,427	FNB Corp./PA	17,966
261	Forestar Group, Inc.*	4,176
100	Fox Chase Bancorp, Inc.	1,655
80	Franklin Financial Corp./VA*	1,590
740	Franklin Street Properties Corp. (REIT)	8,895
375	FXCM, Inc., Class A	6,037
190	Gain Capital Holdings, Inc.	1,680
597	Geo Group, Inc. (The) (REIT)	24,053
109	German American Bancorp, Inc.	3,080
210	Getty Realty Corp. (REIT)	3,805
629	GFI Group, Inc.	3,132
612	Glacier Bancorp, Inc.	16,757
146	Gladstone Commercial Corp. (REIT)	2,581
180	Glimcher Realty Trust (REIT)	2,477
67	Global Indemnity PLC*	1,803
561	Government Properties Income Trust (REIT)	12,746
967	Gramercy Property Trust, Inc. (REIT)	5,705
85	Great Southern Bancorp, Inc.	3,169
39	Green Bancorp, Inc.*	620
256	Green Dot Corp., Class A*	5,635
233	Greenlight Capital Re Ltd., Class A*	7,344
121	Guaranty Bancorp	1,793
116	Hallmark Financial Services, Inc.*	1,368
280	Hampton Roads Bankshares, Inc.*	451
677	Hancock Holding Co.	22,145
262	Hanmi Financial Corp.	5,266
179	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,522
794	Hatteras Financial Corp. (REIT)	15,213
23	HCI Group, Inc.	930
790	Healthcare Realty Trust, Inc. (REIT)	20,864
129	Heartland Financial USA, Inc.	3,234
171	Heritage Commerce Corp.	1,409
248	Heritage Financial Corp./WA	4,199
184	Heritage Oaks Bancorp	1,338
1,650	Hersha Hospitality Trust (REIT)	12,226
741	Highwoods Properties, Inc. (REIT)	31,982
557	Hilltop Holdings, Inc.*	11,352
86	Home BancShares, Inc./AR	2,724
584	Home Loan Servicing Solutions Ltd.	11,411
122	HomeStreet, Inc.	1,990
171	HomeTrust Bancshares, Inc.*	2,676
335	Horace Mann Educators Corp.	10,485
76	Horizon Bancorp/IN	1,852
452	Hudson Pacific Properties, Inc. (REIT)	12,710
121	Hudson Valley Holding Corp.	3,027
258	Iberiabank Corp.	16,853
63	Independence Holding Co.	869
196	Independent Bank Corp./MA	7,767
188	Independent Bank Corp./MI	2,284
43	Independent Bank Group, Inc.	1,845
60	Infinity Property & Casualty Corp.	4,360
718	Inland Real Estate Corp. (REIT)	7,747
447	International Bancshares Corp.	11,407
98	INTL FCStone, Inc.*	1,730
1,012	Invesco Mortgage Capital, Inc. (REIT)	16,728
296	Investment Technology Group, Inc.*	5,846
2,595	Investors Bancorp, Inc.	28,052
921	Investors Real Estate Trust (REIT)	7,515
698	iStar Financial, Inc. (REIT)*	9,974
1,229	Janus Capital Group, Inc.	19,320
97	JG Wentworth Co.*	924
31	Kansas City Life Insurance Co.	1,476
371	KCG Holdings, Inc., Class A*	4,096
104	Kearny Financial Corp.*	1,472
382	Kemper Corp.	13,469
544	Kennedy-Wilson Holdings, Inc.	14,139
270	Kite Realty Group Trust (REIT)	7,366
125	Ladder Capital Corp., Class A*	2,364
312	Lakeland Bancorp, Inc.	3,441
136	Lakeland Financial Corp.	5,384
856	LaSalle Hotel Properties (REIT)	34,557
1,691	Lexington Realty Trust (REIT)	18,601
286	LTC Properties, Inc. (REIT)	11,952
215	Macatawa Bank Corp.	1,088
729	Mack-Cali Realty Corp. (REIT)	14,011
370	Maiden Holdings Ltd.	4,832
168	MainSource Financial Group, Inc.	2,994
112	Manning & Napier, Inc.	1,715
69	Marlin Business Services Corp.	1,286
546	MB Financial, Inc.	17,199
412	Meadowbrook Insurance Group, Inc.	2,509
1,418	Medical Properties Trust, Inc. (REIT)	19,653
138	Mercantile Bank Corp.	2,645
42	Merchants Bancshares, Inc./VT	1,197
50	Meta Financial Group, Inc.	1,760
117	Metro Bancorp, Inc.*	2,931
1,625	MGIC Investment Corp.*	15,129
69	MidSouth Bancorp, Inc.	1,222
57	MidWestOne Financial Group, Inc.	1,568
53	Moelis & Co., Class A	1,708
460	Monmouth Real Estate Investment Corp. (REIT)	5,157
322	Montpelier Re Holdings Ltd.	10,964
338	National Bank Holdings Corp., Class A	6,500
57	National Bankshares, Inc.	1,712
292	National General Holdings Corp.	5,475
47	National Interstate Corp.	1,346
1,019	National Penn Bancshares, Inc.	10,394
18	National Western Life Insurance Co., Class A	4,623
86	Navigators Group, Inc. (The)*	6,282
359	NBT Bancorp, Inc.	8,727
171	Nelnet, Inc., Class A	7,839
1,159	New Residential Investment Corp. (REIT)	15,021
745	New York Mortgage Trust, Inc. (REIT)	5,990
1,333	New York REIT, Inc. (REIT)	14,330
276	NewBridge Bancorp*	2,230
220	NewStar Financial, Inc.*	2,473
85	Nicholas Financial, Inc.*	1,056
416	NMI Holdings, Inc., Class A*	3,623
416	Northfield Bancorp, Inc.	5,861
56	Northrim BanCorp, Inc.	1,532
778	Northwest Bancshares, Inc.	9,795
110	OceanFirst Financial Corp.	1,772
370	OFG Bancorp	5,528
69	Old Line Bancshares, Inc.	1,061

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
968	Old National Bancorp/IN	$13,746
95	OmniAmerican Bancorp, Inc.	2,553
101	One Liberty Properties, Inc. (REIT)	2,316
186	OneBeacon Insurance Group Ltd., Class A	2,961
84	Oppenheimer Holdings, Inc., Class A	1,923
42	Opus Bank*	1,129
376	Oritani Financial Corp.	5,471
89	Owens Realty Mortgage, Inc. (REIT)	1,311
148	Pacific Continental Corp.	2,051
142	Pacific Premier Bancorp, Inc.*	2,259
37	Palmetto Bancshares, Inc.	581
105	Park National Corp.	8,551
367	Park Sterling Corp.	2,620
647	Parkway Properties, Inc./MD (REIT)	12,604
99	Peapack Gladstone Financial Corp.	1,756
557	Pebblebrook Hotel Trust (REIT)	24,046
40	Penns Woods Bancorp, Inc.	1,776
565	Pennsylvania Real Estate Investment Trust (REIT)	13,204
45	PennyMac Financial Services, Inc., Class A*	720
608	PennyMac Mortgage Investment Trust (REIT)	13,175
112	Peoples Bancorp, Inc./OH	2,712
62	Peoples Financial Services Corp.	2,962
472	PHH Corp.*	10,932
47	Phoenix Cos., Inc. (The)*	2,860
390	Physicians Realty Trust (REIT)	6,029
187	PICO Holdings, Inc.*	3,426
292	Pinnacle Financial Partners, Inc.	11,000
124	Piper Jaffray Cos.*	7,118
204	Platinum Underwriters Holdings Ltd.	15,131
96	Preferred Bank/CA	2,450
449	Primerica, Inc.	23,541
589	PrivateBancorp, Inc.	18,524
573	Prosperity Bancshares, Inc.	32,191
496	Provident Financial Services, Inc.	8,571
79	PS Business Parks, Inc. (REIT)	6,430
1,255	Radian Group, Inc.	21,398
677	RAIT Financial Trust (REIT)	5,003
635	Ramco-Gershenson Properties Trust (REIT)	11,366
87	RE/MAX Holdings, Inc., Class A	2,910
682	Redwood Trust, Inc. (REIT)	13,333
88	Regional Management Corp.*	1,193
259	Renasant Corp.	7,299
82	Republic Bancorp, Inc./KY, Class A	1,862
254	Republic First Bancorp, Inc.*	963
111	Resource America, Inc., Class A	985
1,062	Resource Capital Corp. (REIT)	5,597
742	Retail Opportunity Investments Corp. (REIT)	12,213
377	Rexford Industrial Realty, Inc. (REIT)	5,727
353	RLI Corp.	16,213
1,076	RLJ Lodging Trust (REIT)	35,433
305	Rouse Properties, Inc. (REIT)	5,578
174	Ryman Hospitality Properties, Inc. (REIT)	9,062
244	S&T Bancorp, Inc.	6,705
27	Sabra Health Care REIT, Inc. (REIT)	764
170	Safeguard Scientifics, Inc.*	3,303
107	Safety Insurance Group, Inc.	6,369
206	Sandy Spring Bancorp, Inc.	4,897
10	Saul Centers, Inc. (REIT)	547
159	Seacoast Banking Corp. of Florida*	2,016
303	Select Income REIT (REIT)	6,999
462	Selective Insurance Group, Inc.	12,368
13	ServisFirst Bancshares, Inc.	411
100	Sierra Bancorp	1,587
316	Silver Bay Realty Trust Corp. (REIT)	5,255
134	Simmons First National Corp., Class A	5,423
198	South State Corp.	12,262
155	Southside Bancshares, Inc.	5,011
163	Southwest Bancorp, Inc./OK	2,755
36	Sovran Self Storage, Inc. (REIT)	3,061
202	Springleaf Holdings, Inc.*	8,009
39	Square 1 Financial, Inc., Class A*	834
36	St. Joe Co. (The)*	669
466	STAG Industrial, Inc. (REIT)	11,109
322	Starwood Waypoint Residential Trust (REIT)	8,208
125	State Auto Financial Corp.	2,460
264	State Bank Financial Corp.	4,910
687	Sterling Bancorp/DE	9,192
177	Stewart Information Services Corp.	6,282
539	Stifel Financial Corp.*	26,133
121	Stock Yards Bancorp, Inc.	3,786
82	Stonegate Bank	2,256
100	Stonegate Mortgage Corp.*	1,197
476	Strategic Hotels & Resorts, Inc. (REIT)*	6,321
95	Suffolk Bancorp	1,966
703	Summit Hotel Properties, Inc. (REIT)	8,155
70	Sun Bancorp, Inc./NJ*	1,299
1,689	Sunstone Hotel Investors, Inc. (REIT)	27,041
1,543	Susquehanna Bancshares, Inc.	20,321
241	SWS Group, Inc.*	1,685
620	Symetra Financial Corp.	14,049
147	Talmer Bancorp, Inc., Class A	2,045
104	Tejon Ranch Co.*	2,949
272	Terreno Realty Corp. (REIT)	5,660
72	Territorial Bancorp, Inc.	1,499
229	Texas Capital Bancshares, Inc.*	12,625
467	Third Point Reinsurance Ltd.*	6,916
64	Tiptree Financial, Inc., Class A*	467
122	Tompkins Financial Corp.	5,983
243	Towne Bank/VA	3,502
153	Trade Street Residential, Inc. (REIT)	1,157
29	Tree.com, Inc.*	1,313
186	Trico Bancshares	4,615
182	TriState Capital Holdings, Inc.*	1,838
778	TrustCo Bank Corp./NY	5,298
554	Trustmark Corp.	12,930
310	UMB Financial Corp.	17,202
139	UMH Properties, Inc. (REIT)	1,332
1,370	Umpqua Holdings Corp.	23,276
380	Union Bankshares Corp.	8,755
568	United Bankshares, Inc./WV	19,823
411	United Community Banks, Inc./GA	7,234
416	United Community Financial Corp./OH	2,130
364	United Financial Bancorp, Inc.	5,016
170	United Fire Group, Inc.	4,738
12	United Insurance Holdings Corp.	225
14	Universal Insurance Holdings, Inc.	272
134	Univest Corp. of Pennsylvania	2,600
74	Urstadt Biddle Properties, Inc., Class A (REIT)	1,641
1,864	Valley National Bancorp	18,155
294	ViewPoint Financial Group, Inc.	7,009
152	Walker & Dunlop, Inc.*	2,400

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
310	Walter Investment Management Corp.*	$5,778
833	Washington Federal, Inc.	18,026
548	Washington Real Estate Investment Trust (REIT)	14,725
121	Washington Trust Bancorp, Inc.	4,379
283	Waterstone Financial, Inc.	3,498
743	Webster Financial Corp.	23,382
216	WesBanco, Inc.	7,173
131	West Bancorp., Inc.	2,046
216	Westamerica Bancorp.	10,498
289	Western Alliance Bancorp.*	7,638
343	Western Asset Mortgage Capital Corp. (REIT)	5,368
184	Whitestone REIT (REIT)	2,734
578	Wilshire Bancorp, Inc.	5,537
383	Wintrust Financial Corp.	17,116
73	WSFS Financial Corp.	5,482
167	Yadkin Financial Corp.*	3,175
		2,863,355
	Health Care — 4.2%

51	ACADIA Pharmaceuticals, Inc.*	1,523
630	Achillion Pharmaceuticals, Inc.*	8,108
2	Adamas Pharmaceuticals, Inc.*	29
47	Addus HomeCare Corp.*	1,085
21	Adeptus Health, Inc., Class A*	639
449	Affymetrix, Inc.*	4,099
107	Agenus, Inc.*	317
194	Albany Molecular Research, Inc.*	3,156
29	Alliance HealthCare Services, Inc.*	653
69	Almost Family, Inc.*	1,905
58	AMAG Pharmaceuticals, Inc.*	2,158
225	Amedisys, Inc.*	5,720
382	AMN Healthcare Services, Inc.*	6,540
8	Amphastar Pharmaceuticals, Inc.*	83
274	Amsurg Corp.*	14,130
173	Anacor Pharmaceuticals, Inc.*	5,965
102	Analogic Corp.	7,430
203	AngioDynamics, Inc.*	3,553
5	Ardelyx, Inc.*	134
202	Array BioPharma, Inc.*	814
59	AtriCure, Inc.*	1,105
7	Avalanche Biotechnologies, Inc.*	276
119	BioCryst Pharmaceuticals, Inc.*	1,286
14	Bio-Reference Laboratories, Inc.*	396
563	BioScrip, Inc.*	3,648
89	BioTelemetry, Inc.*	878
19	Castlight Health, Inc., Class B*	236
40	Catalent, Inc.*	1,152
69	Celldex Therapeutics, Inc.*	1,399
5	Cellular Dynamics International, Inc.*	33
225	ChemoCentryx, Inc.*	1,037
224	CONMED Corp.	9,504
256	Cross Country Healthcare, Inc.*	2,732
231	CryoLife, Inc.	2,333
120	Cynosure, Inc., Class A*	3,308
284	Cytokinetics, Inc.*	1,326
179	Cytori Therapeutics, Inc.*	77
328	CytRx Corp.*	823
186	Derma Sciences, Inc.*	1,527
216	Dynavax Technologies Corp.*	3,211
209	Emergent Biosolutions, Inc.*	5,196
12	Ensign Group, Inc. (The)	473
80	Exactech, Inc.*	1,774
354	Five Star Quality Care, Inc.*	1,558
1,290	Geron Corp.*	4,747
205	Greatbatch, Inc.*	10,162
391	Haemonetics Corp.*	14,440
290	Hanger, Inc.*	6,221
1	Harvard Apparatus Regenerative Technology, Inc.*	3
54	HealthEquity, Inc.*	1,341
174	HealthSouth Corp.	7,157
123	Healthways, Inc.*	1,916
23	Hyperion Therapeutics, Inc.*	471
110	ICU Medical, Inc.*	9,206
44	Idera Pharmaceuticals, Inc.*	137
6	Immune Design Corp.*	191
55	Immunomedics, Inc.*	227
464	Impax Laboratories, Inc.*	14,825
16	Imprivata, Inc.*	237
55	Inovio Pharmaceuticals, Inc.*	532
121	Integra LifeSciences Holdings Corp.*	5,958
20	Intersect ENT, Inc.*	346
264	Invacare Corp.	3,994
60	IPC The Hospitalist Co., Inc.*	2,645
530	Kindred Healthcare, Inc.	10,542
9	Kite Pharma, Inc.*	378
190	Lexicon Pharmaceuticals, Inc.*	194
102	LHC Group, Inc.*	2,398
4	Loxo Oncology, Inc.*	41
227	Magellan Health, Inc.*	13,890
29	MedAssets, Inc.*	561
49	Medicines Co. (The)*	1,314
353	Merit Medical Systems, Inc.*	5,224
45	Merrimack Pharmaceuticals, Inc.*	412
85	National Healthcare Corp.	5,121
10	National Research Corp., Class A*	142
271	Navidea Biopharmaceuticals, Inc.*	336
454	Nektar Therapeutics*	7,568
106	NeoStem, Inc.*	418
60	NPS Pharmaceuticals, Inc.*	1,991
63	NuVasive, Inc.*	2,768
5	Ocular Therapeutix, Inc.*	85
19	Omeros Corp.*	424
429	OraSure Technologies, Inc.*	3,865
152	Orthofix International N.V.*	4,244
14	Osiris Therapeutics, Inc.*	184
7	Otonomy, Inc.*	168
127	OvaScience, Inc.*	3,208
519	Owens & Minor, Inc.	17,755
102	Peregrine Pharmaceuticals, Inc.*	151
247	PharMerica Corp.*	5,387
107	PhotoMedex, Inc.*	184
438	Progenics Pharmaceuticals, Inc.*	3,049
162	Prothena Corp. PLC*	3,927
26	PTC Therapeutics, Inc.*	1,164
6	Radius Health, Inc.*	148
15	RadNet, Inc.*	126
27	Revance Therapeutics, Inc.*	444
720	Rigel Pharmaceuticals, Inc.*	1,541
294	Rockwell Medical, Inc.*	2,631
5	Roka Bioscience, Inc.*	20
466	RTI Surgical, Inc.*	2,283
6	Sage Therapeutics, Inc.*	237
36	Sagent Pharmaceuticals, Inc.*	1,038
163	SciClone Pharmaceuticals, Inc.*	1,384
40	Select Medical Holdings Corp.	577
104	Skilled Healthcare Group, Inc., Class A*	726
411	Spectrum Pharmaceuticals, Inc.*	2,963

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Surgical Care Affiliates, Inc.*	$159
93	SurModics, Inc.*	1,954
308	Symmetry Medical, Inc.*	2,775
9	T2 Biosystems, Inc.*	161
11	Theravance Biopharma, Inc.*	174
37	Theravance, Inc.	560
24	Threshold Pharmaceuticals, Inc.*	70
292	Tornier N.V.*	7,794
214	TransEnterix, Inc.*	449
205	Triple-S Management Corp., Class B*	4,740
69	Trupanion, Inc.*	419
156	Unilife Corp.*	488
347	Universal American Corp.*	3,054
152	Verastem, Inc.*	1,414
333	WellCare Health Plans, Inc.*	24,555
218	Wright Medical Group, Inc.*	6,385
422	XenoPort, Inc.*	3,756
123	XOMA Corp.*	700
7	Zafgen, Inc.*	165
7	ZS Pharma, Inc.*	301
		369,369
	Industrials — 10.5%

325	AAR Corp.	8,330
459	ABM Industries, Inc.	12,434
412	Acacia Research Corp.	7,836
938	ACCO Brands Corp.*	8,217
29	Accuride Corp.*	136
201	Aceto Corp.	4,221
534	Actuant Corp., Class A	15,678
44	Advanced Drainage Systems, Inc.	1,034
284	Aegion Corp.*	5,410
71	Aerovironment, Inc.*	1,967
430	Air Transport Services Group, Inc.*	3,418
373	Aircastle Ltd.	7,721
59	Alamo Group, Inc.	2,810
205	Albany International Corp., Class A	7,661
163	Ameresco, Inc., Class A*	1,257
5	American Railcar Industries, Inc.	295
57	American Science & Engineering, Inc.	2,786
98	Apogee Enterprises, Inc.	4,433
219	Applied Industrial Technologies, Inc.	10,269
17	ArcBest Corp.	738
62	Argan, Inc.	1,970
155	Astec Industries, Inc.	6,087
207	Atlas Air Worldwide Holdings, Inc.*	9,450
404	Baltic Trading Ltd.	1,269
446	Barnes Group, Inc.	16,382
317	Beacon Roofing Supply, Inc.*	8,584
394	Brady Corp., Class A	9,850
384	Briggs & Stratton Corp.	7,699
398	Brink’s Co. (The)	8,637
135	CAI International, Inc.*	2,877
44	Casella Waste Systems, Inc., Class A*	173
341	CBIZ, Inc.*	2,950
116	CDI Corp.	1,993
173	Ceco Environmental Corp.	2,450
162	Celadon Group, Inc.	3,570
286	Cenveo, Inc.*	538
15	CIRCOR International, Inc.	1,004
772	Civeo Corp.	7,272
24	CLARCOR, Inc.	1,581
145	Columbus McKinnon Corp.	3,873
251	Comfort Systems USA, Inc.	3,607
82	CRA International, Inc.*	2,439
160	Cubic Corp.	8,232
294	Curtiss-Wright Corp.	20,845
200	Deluxe Corp.	11,690
620	DigitalGlobe, Inc.*	16,746
22	Douglas Dynamics, Inc.	507
55	Ducommun, Inc.*	1,370
31	Dycom Industries, Inc.*	948
108	Dynamic Materials Corp.	1,732
553	EMCOR Group, Inc.	23,973
41	Encore Wire Corp.	1,503
216	Energy Recovery, Inc.*	1,026
294	EnerSys	17,855
144	Engility Holdings, Inc.*	6,055
215	Ennis, Inc.	2,862
50	Erickson, Inc.*	528
218	ESCO Technologies, Inc.	7,852
262	Esterline Technologies Corp.*	31,133
517	Federal Signal Corp.	7,714
40	Franklin Covey Co.*	755
29	Franklin Electric Co., Inc.	1,089
99	FreightCar America, Inc.	2,864
336	FTI Consulting, Inc.*	13,027
164	G&K Services, Inc., Class A	10,676
400	General Cable Corp.	5,504
254	Gibraltar Industries, Inc.*	3,645
19	Global Brass & Copper Holdings, Inc.	233
141	Global Power Equipment Group, Inc.	1,829
34	GP Strategies Corp.*	1,031
966	GrafTech International Ltd.*	3,941
321	Granite Construction, Inc.	11,508
456	Great Lakes Dredge & Dock Corp.*	3,456
259	Griffon Corp.	3,225
150	Heidrick & Struggles International, Inc.	3,003
9	Heritage-Crystal Clean, Inc.*	149
51	Hill International, Inc.*	186
29	HNI Corp.	1,361
146	Houston Wire & Cable Co.	1,872
53	Hurco Cos., Inc.	1,840
174	Huron Consulting Group, Inc.*	12,034
164	ICF International, Inc.*	6,360
271	InnerWorkings, Inc.*	2,027
14	Insteel Industries, Inc.	306
47	International Shipholding Corp.	774
1,756	JetBlue Airways Corp.*	25,690
79	Kadant, Inc.	3,152
109	Kaman Corp.	4,288
225	Kelly Services, Inc., Class A	3,474
269	KEYW Holding Corp. (The)*	2,908
282	Kimball International, Inc., Class B	2,648
276	Knightsbridge Shipping Ltd.	1,576
199	Korn/Ferry International*	5,403
368	Kratos Defense & Security Solutions, Inc.*	1,892
85	L.B. Foster Co., Class A	3,940
163	Layne Christensen Co.*	1,157
16	Lindsay Corp.	1,407
88	LMI Aerospace, Inc.*	1,236
177	LSI Industries, Inc.	1,193
19	Lydall, Inc.*	505
114	Marten Transport Ltd.	2,451
210	Masonite International Corp.*	12,308
231	Matson, Inc.	8,134
245	Matthews International Corp., Class A	11,287
213	McGrath RentCorp	7,510
381	Meritor, Inc.*	5,364
88	Miller Industries, Inc.	1,577

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
354	Mobile Mini, Inc.	$14,687
339	Moog, Inc., Class A*	24,672
162	Mueller Industries, Inc.	5,315
54	Multi-Color Corp.	2,961
175	MYR Group, Inc.*	4,541
40	National Presto Industries, Inc.	2,346
404	Navigant Consulting, Inc.*	5,656
652	Navios Maritime Holdings, Inc.	3,156
56	NL Industries, Inc.	425
10	NN, Inc.	212
78	Northwest Pipe Co.*	2,577
498	Orbital Sciences Corp.*	13,556
225	Orion Marine Group, Inc.*	2,471
22	PAM Transportation Services, Inc.*	1,000
55	Patriot Transportation Holding, Inc.*	2,072
48	Paylocity Holding Corp.*	1,396
1,349	Pendrell Corp.*	1,902
13	Performant Financial Corp.*	88
225	Pike Corp.*	2,691
1,374	Plug Power, Inc.*	5,249
27	Ply Gem Holdings, Inc.*	338
76	Powell Industries, Inc.	3,234
184	PowerSecure International, Inc.*	1,844
20	Preformed Line Products Co.	944
227	Quad/Graphics, Inc.	4,928
170	Quality Distribution, Inc.*	2,052
287	Quanex Building Products Corp.	5,677
409	Republic Airways Holdings, Inc.*	5,432
319	Resources Connection, Inc.	4,839
24	Revolution Lighting Technologies, Inc.*	29
146	Roadrunner Transportation Systems, Inc.*	3,286
389	RPX Corp.*	5,104
46	Rush Enterprises, Inc., Class A*	1,614
320	Safe Bulkers, Inc.	1,523
1,108	Scorpio Bulkers, Inc.*	3,623
17	SIFCO Industries, Inc.	551
317	Simpson Manufacturing Co., Inc.	10,524
420	SkyWest, Inc.	5,250
8	SP Plus Corp.*	166
30	Standex International Corp.	2,189
144	Sterling Construction Co., Inc.*	963
183	TAL International Group, Inc.*	8,087
23	TCP International Holdings Ltd.*	128
239	Teledyne Technologies, Inc.*	25,551
500	Tetra Tech, Inc.	13,590
134	Textainer Group Holdings Ltd.	4,663
362	Titan International, Inc.	3,584
120	Titan Machinery, Inc.*	1,540
43	TriMas Corp.*	1,339
90	TriNet Group, Inc.*	2,849
306	Tutor Perini Corp.*	7,727
19	Twin Disc, Inc.	435
176	Ultrapetrol (Bahamas) Ltd.*	414
121	UniFirst Corp.	13,502
324	United Stationers, Inc.	13,303
165	Universal Forest Products, Inc.	7,877
20	Universal Truckload Services, Inc.	549
51	USA Truck, Inc.*	1,019
752	UTi Worldwide, Inc.*	8,874
168	Viad Corp.	4,037
114	Vicor Corp.*	1,391
34	VSE Corp.	1,830
220	Watts Water Technologies, Inc., Class A	13,301
291	Werner Enterprises, Inc.	9,027
362	Wesco Aircraft Holdings, Inc.*	5,064
150	West Corp.	4,686
181	Woodward, Inc.	9,354
347	XPO Logistics, Inc.*	13,422
213	YRC Worldwide, Inc.*	5,114
		918,612
	Information Technology — 8.2%

9	A10 Networks, Inc.*	37
379	Actuate Corp.*	1,364
633	Acxiom Corp.*	12,046
225	ADTRAN, Inc.	4,700
30	Advanced Energy Industries, Inc.*	613
43	Aerohive Networks, Inc.*	209
121	Agilysys, Inc.*	1,486
178	Alpha & Omega Semiconductor Ltd.*	1,527
6	Amber Road, Inc.*	71
337	Amkor Technology, Inc.*	2,255
124	Anixter International, Inc.	10,776
115	Audience, Inc.*	400
914	Axcelis Technologies, Inc.*	1,965
499	Bankrate, Inc.*	5,833
238	Bazaarvoice, Inc.*	1,752
82	Bel Fuse, Inc., Class B	2,171
443	Benchmark Electronics, Inc.*	10,535
128	Black Box Corp.	2,967
347	Blucora, Inc.*	4,931
4	Borderfree, Inc.*	40
52	Bottomline Technologies (de), Inc.*	1,275
510	Brooks Automation, Inc.	5,972
32	Cabot Microelectronics Corp.*	1,514
193	CACI International, Inc., Class A*	17,214
341	Calix, Inc.*	3,615
98	Cascade Microtech, Inc.*	1,357
173	CEVA, Inc.*	2,977
343	Checkpoint Systems, Inc.*	4,377
638	Ciber, Inc.*	1,933
359	Cirrus Logic, Inc.*	6,566
190	Coherent, Inc.*	10,518
208	Cohu, Inc.	2,382
124	Computer Task Group, Inc.	1,156
1,806	Compuware Corp.	18,638
126	Comtech Telecommunications Corp.	5,001
834	Convergys Corp.	17,389
301	Covisint Corp.*	692
165	CSG Systems International, Inc.	4,145
278	CTS Corp.	4,776
59	CUI Global, Inc.*	437
92	Daktronics, Inc.	1,098
162	Datalink Corp.*	1,980
71	Dealertrack Technologies, Inc.*	3,348
72	Demand Media, Inc.*	402
216	Dice Holdings, Inc.*	2,348
209	Digi International, Inc.*	1,492
268	Digital River, Inc.*	6,805
95	Diodes, Inc.*	2,526
182	DSP Group, Inc.*	1,969
101	DTS, Inc.*	3,257
842	EarthLink Holdings Corp.	3,696
145	Eastman Kodak Co.*	2,948
252	Ebix, Inc.	4,085
125	Electro Rent Corp.	1,744
201	Electro Scientific Industries, Inc.	1,441
583	Emulex Corp.*	3,154
166	EnerNOC, Inc.*	2,422

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
511	Entegris, Inc.*	$6,883
682	Entropic Communications, Inc.*	1,623
242	EPIQ Systems, Inc.	3,712
41	ePlus, Inc.*	2,822
5	Everyday Health, Inc.*	65
280	Exar Corp.*	2,556
155	ExlService Holdings, Inc.*	4,345
251	Extreme Networks, Inc.*	909
289	Fabrinet*	4,847
1,027	Fairchild Semiconductor International, Inc.*	16,565
19	FARO Technologies, Inc.*	1,044
49	Finisar Corp.*	835
9	Five9, Inc.*	40
457	FormFactor, Inc.*	3,674
541	Global Cash Access Holdings, Inc.*	3,841
77	Global Eagle Entertainment, Inc.*	1,021
16	Globant S.A.*	221
68	Glu Mobile, Inc.*	249
250	GSI Group, Inc.*	3,170
161	Hackett Group, Inc. (The)	1,431
673	Harmonic, Inc.*	4,711
175	Higher One Holdings, Inc.*	625
432	II-VI, Inc.*	5,733
153	Infinera Corp.*	2,085
60	Infoblox, Inc.*	1,080
337	Insight Enterprises, Inc.*	7,896
292	Integrated Device Technology, Inc.*	5,449
248	Integrated Silicon Solution, Inc.	3,589
447	Internap Network Services Corp.*	3,545
586	International Rectifier Corp.*	23,370
1,059	Intersil Corp., Class A	13,883
197	Intevac, Inc.*	1,399
323	Intralinks Holdings, Inc.*	3,514
323	Itron, Inc.*	13,049
419	Ixia*	4,345
201	IXYS Corp.	2,297
373	Kemet Corp.*	1,503
209	Kimball Electronics, Inc.*	2,299
542	Kopin Corp.*	1,848
29	KVH Industries, Inc.*	354
496	Limelight Networks, Inc.*	1,354
202	Liquidity Services, Inc.*	2,123
26	Littelfuse, Inc.	2,499
197	ManTech International Corp., Class A	5,934
796	Mentor Graphics Corp.	17,679
273	Mercury Systems, Inc.*	3,527
251	Microsemi Corp.*	6,827
620	Millennial Media, Inc.*	1,079
440	MKS Instruments, Inc.	16,034
29	MobileIron, Inc.*	269
47	Model N, Inc.*	484
304	ModusLink Global Solutions, Inc.*	1,006
240	MoneyGram International, Inc.*	2,069
748	Monster Worldwide, Inc.*	3,254
74	Multi-Fineline Electronix, Inc.*	749
88	Nanometrics, Inc.*	1,306
300	NETGEAR, Inc.*	10,416
24	NeuStar, Inc., Class A*	654
36	Newport Corp.*	634
21	Numerex Corp., Class A*	231
23	NVE Corp.*	1,623
770	Oclaro, Inc.*	1,386
461	OmniVision Technologies, Inc.*	13,328
141	Oplink Communications, Inc.	3,408
6	OPOWER, Inc.*	93
127	OSI Systems, Inc.*	8,962
172	Park Electrochemical Corp.	4,231
54	Paycom Software, Inc.*	1,552
80	PC Connection, Inc.	1,790
228	Peregrine Semiconductor Corp.*	2,839
99	Perficient, Inc.*	1,714
182	Pericom Semiconductor Corp.*	2,313
507	Photronics, Inc.*	4,573
41	Plantronics, Inc.	2,139
182	Plexus Corp.*	7,100
978	PMC-Sierra, Inc.*	7,971
617	Polycom, Inc.*	8,126
227	PRGX Global, Inc.*	1,180
146	Procera Networks, Inc.*	1,002
422	Progress Software Corp.*	10,883
7	Q2 Holdings, Inc.*	130
8	QAD, Inc., Class A	157
717	QLogic Corp.*	8,274
1,069	Quantum Corp.*	1,689
27	QuickLogic Corp.*	82
285	QuinStreet, Inc.*	1,291
189	RealNetworks, Inc.*	1,325
64	Reis, Inc.	1,610
72	Rightside Group Ltd.*	584
230	Rofin-Sinar Technologies, Inc.*	6,192
107	Rogers Corp.*	7,578
175	Rosetta Stone, Inc.*	1,774
6	Rubicon Project, Inc. (The)*	84
196	Rubicon Technology, Inc.*	1,007
238	Rudolph Technologies, Inc.*	2,185
677	Sanmina Corp.*	16,654
176	Sapiens International Corp. N.V.*	1,306
234	ScanSource, Inc.*	9,093
270	Seachange International, Inc.*	1,812
563	ServiceSource International, Inc.*	2,291
313	Silicon Image, Inc.*	1,731
111	Silicon Laboratories, Inc.*	5,034
18	Silver Spring Networks, Inc.*	129
82	Speed Commerce, Inc.*	244
10	Stamps.com, Inc.*	472
295	Sykes Enterprises, Inc.*	6,835
209	SYNNEX Corp.	14,931
633	Take-Two Interactive Software, Inc.*	17,509
136	TechTarget, Inc.*	1,376
396	TeleCommunication Systems, Inc., Class A*	1,216
224	Telenav, Inc.*	1,552
70	TeleTech Holdings, Inc.*	1,636
44	Tessco Technologies, Inc.	1,228
182	Tessera Technologies, Inc.	6,221
621	TiVo, Inc.*	7,564
292	Tremor Video, Inc.*	715
21	Trulia, Inc.*	1,067
445	TTM Technologies, Inc.*	3,008
18	TubeMogul, Inc.*	287
166	Ultra Clean Holdings, Inc.*	1,443
188	Ultratech, Inc.*	3,660
166	Unisys Corp.*	4,436
4	Varonis Systems, Inc.*	95
329	Veeco Instruments, Inc.*	12,308
27	Verint Systems, Inc.*	1,625
40	Viasystems Group, Inc.*	625
105	Vishay Precision Group, Inc.*	1,757
25	Vitesse Semiconductor Corp.*	83
80	Vringo, Inc.*	78
261	Xcerra Corp.*	2,091

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
149	YuMe, Inc.*	$799
8	Zendesk, Inc.*	190
		716,158
	Materials — 3.6%

184	A. Schulman, Inc.	7,040
154	A.M. Castle & Co.*	1,158
9	Advanced Emissions Solutions, Inc.*	180
3	AEP Industries, Inc.*	134
1,456	AK Steel Holding Corp.*	8,620
857	Allied Nevada Gold Corp.*	1,251
236	American Vanguard Corp.	2,570
68	Ampco-Pittsburgh Corp.	1,244
575	Axiall Corp.	24,886
321	Berry Plastics Group, Inc.*	9,290
423	Century Aluminum Co.*	11,696
6	Chase Corp.	204
619	Coeur Mining, Inc.*	2,544
968	Commercial Metals Co.	15,817
147	FutureFuel Corp.	1,641
29	Handy & Harman Ltd.*	1,081
74	Hawkins, Inc.	2,919
97	Haynes International, Inc.	4,354
2,821	Hecla Mining Co.	6,658
359	Horsehead Holding Corp.*	5,608
76	Innophos Holdings, Inc.	4,110
159	Innospec, Inc.	6,815
459	Intrepid Potash, Inc.*	6,550
148	Kaiser Aluminum Corp.	10,771
79	KMG Chemicals, Inc.	1,470
269	Kraton Performance Polymers, Inc.*	4,950
151	Kronos Worldwide, Inc.	1,965
220	Landec Corp.*	2,891
1,160	Louisiana-Pacific Corp.*	17,678
159	LSB Industries, Inc.*	5,258
103	Materion Corp.	3,581
205	Minerals Technologies, Inc.	15,217
1,497	Molycorp, Inc.*	1,482
66	Neenah Paper, Inc.	3,778
365	Noranda Aluminum Holding Corp.	1,391
650	Olin Corp.	16,354
61	Olympic Steel, Inc.	992
264	OM Group, Inc.	7,183
222	P. H. Glatfelter Co.	5,621
33	Quaker Chemical Corp.	2,687
536	Resolute Forest Products, Inc.*	8,978
237	RTI International Metals, Inc.*	5,434
74	Ryerson Holding Corp.*	798
216	Schnitzer Steel Industries, Inc., Class A	4,925
212	Schweitzer-Mauduit International, Inc.	9,067
383	Sensient Technologies Corp.	22,578
86	Stepan Co.	3,560
62	Stillwater Mining Co.*	814
176	SunCoke Energy, Inc.	3,578
39	Taminco Corp.*	1,010
20	Trecora Resources*	246
204	Tredegar Corp.	3,741
73	Trinseo S.A.*	1,121
505	Tronox Ltd., Class A	11,388
50	UFP Technologies, Inc.*	1,092
1	United States Lime & Minerals, Inc.	68
58	Universal Stainless & Alloy Products, Inc.*	1,414
403	Walter Energy, Inc.	1,282
25	Wausau Paper Corp.	249
137	Zep, Inc.	1,865
		312,847
	Telecommunication Services — 0.6%

494	8x8, Inc.*	3,843
77	Atlantic Tele-Network, Inc.	5,235
191	Boingo Wireless, Inc.*	1,520
1,313	Cincinnati Bell, Inc.*	4,674
123	Consolidated Communications Holdings, Inc.	3,371
37	FairPoint Communications, Inc.*	557
2,257	Globalstar, Inc.*	6,365
87	Hawaiian Telcom Holdco, Inc.*	2,262
13	IDT Corp., Class B	220
48	inContact, Inc.*	397
167	Intelsat S.A.*	2,941
663	Iridium Communications, Inc.*	6,332
24	Lumos Networks Corp.	397
10	magicJack VocalTec Ltd.*	81
78	NTELOS Holdings Corp.	655
366	ORBCOMM, Inc.*	2,372
338	Premiere Global Services, Inc.*	3,566
29	Shenandoah Telecommunications Co.	859
178	Spok Holdings, Inc.	2,823
1,432	Vonage Holdings Corp.*	4,883
		53,353
	Utilities — 5.5%

223	Abengoa Yield PLC	6,289
348	ALLETE, Inc.	17,738
297	American States Water Co.	10,362
64	Artesian Resources Corp., Class A	1,375
992	Atlantic Power Corp.	2,262
495	Avista Corp.	17,053
367	Black Hills Corp.	19,822
393	California Water Service Group	9,852
120	Chesapeake Utilities Corp.	5,392
496	Cleco Corp.	26,650
89	Connecticut Water Service, Inc.	3,102
1,010	Dynegy, Inc.*	33,481
331	El Paso Electric Co.	12,522
355	Empire District Electric Co. (The)	9,837
414	IDACORP, Inc.	25,714
355	Laclede Group, Inc. (The)	18,009
285	MGE Energy, Inc.	12,543
131	Middlesex Water Co.	2,887
346	New Jersey Resources Corp.	20,033
223	Northwest Natural Gas Co.	10,372
322	NorthWestern Corp.	17,140
196	NRG Yield, Inc., Class A	9,288
427	ONE Gas, Inc.	16,576
90	Ormat Technologies, Inc.	2,464
300	Otter Tail Corp.	8,634
641	Piedmont Natural Gas Co., Inc.	24,025
655	PNM Resources, Inc.	18,969
643	Portland General Electric Co.	23,707
103	SJW Corp.	3,084
271	South Jersey Industries, Inc.	15,469
382	Southwest Gas Corp.	22,114
23	Spark Energy, Inc., Class A	322
119	TerraForm Power, Inc., Class A	3,945
465	UIL Holdings Corp.	18,507
114	Unitil Corp.	4,016
427	WGL Holdings, Inc.	20,867

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
40	York Water Co. (The)	$808
		475,230
	Total Common Stocks (Cost $7,196,064)	7,028,959

No. of Rights
	Rights — 0.0%‡
422	Leap Wireless International, Inc.*^	1,063
	Total Rights (Cost $—)	1,063

No. of Warrants
Warrants — 0.0%‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(b) — 11.9%
$1,034,668	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,034,674	1,034,668
	Total Repurchase Agreements (Cost $1,034,668)	1,034,668

	Total Investment Securities (Cost $8,230,732) — 92.6%	8,064,690
	Other assets less liabilities — 7.4%	647,225
	Net Assets — 100.0%	$8,711,915

*	Non-income producing security.
^

Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,063 or 0.01% of net assets. On January 22, 2015, the value of these securities amounted to $0 for purposes of computing the liquidating distribution paid to shareholders.

‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,208,892.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,179
Aggregate gross unrealized depreciation	(845,276)
Net unrealized depreciation	$(234,097)
Federal income tax cost of investments	$8,298,787

Swap Agreements(1)

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation/ (Depreciation)(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$234,526	11/06/15	Credit Suisse International	(0.29)%	Russell 2000® Value Index	$16,861	$—	$—	$16,861
8,246	11/06/15	Deutsche Bank AG	0.02%	iShares® Russell 2000 Value ETF	(1,304)
5,121,113	11/06/15	Deutsche Bank AG	(0.48)%	Russell 2000® Value Index	207,165
5,129,359					205,861	—	(205,861)	—
52,814	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	iShares® Russell 2000 Value ETF	3,586
1,377,853	11/06/15	Morgan Stanley & Co. International PLC	0.31%	Russell 2000® Value Index	397,915
1,430,667					401,501	(401,501)	—	—
1,931,363	12/08/14	Societe Generale	0.56%	Russell 2000® Value Index	(10,538)	8,947	1,591	—
1,670,850	01/06/15	UBS AG	0.31%	Russell 2000® Value Index	65,771	—	—	65,771
$10,396,765					$679,456

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 74.8%
	Consumer Discretionary — 11.9%

52	2U, Inc.*	$940
882	American Axle & Manufacturing Holdings, Inc.*	18,822
215	American Public Education, Inc.*	7,224
15	America’s Car-Mart, Inc.*	770
610	Ann, Inc.*	22,405
59	Arctic Cat, Inc.	1,950
400	Asbury Automotive Group, Inc.*	30,284
148	Beazer Homes USA, Inc.*	2,951
75	BJ’s Restaurants, Inc.*	3,687
1,006	Bloomin’ Brands, Inc.*	22,907
158	Blue Nile, Inc.*	5,473
809	Boyd Gaming Corp.*	10,339
224	Bravo Brio Restaurant Group, Inc.*	2,941
400	Bright Horizons Family Solutions, Inc.*	17,880
275	Brown Shoe Co., Inc.	9,009
604	Brunswick Corp.	30,007
368	Buckle, Inc. (The)	18,838
246	Buffalo Wild Wings, Inc.*	41,872
115	Build-A-Bear Workshop, Inc.*	2,367
334	Burlington Stores, Inc.*	14,920
88	Caesars Entertainment Corp.*	1,492
142	Capella Education Co.	9,682
315	Carmike Cinemas, Inc.*	9,337
34	Carriage Services, Inc.	653
54	Cato Corp. (The), Class A	2,166
115	Cavco Industries, Inc.*	8,525
7	Century Communities, Inc.*	121
651	Cheesecake Factory, Inc. (The)	31,528
475	Christopher & Banks Corp.*	3,439
114	Churchill Downs, Inc.	10,977
214	Chuy’s Holdings, Inc.*	4,582
226	Cinedigm Corp., Class A*	402
285	ClubCorp Holdings, Inc.	5,617
90	Collectors Universe, Inc.	1,981
242	Columbia Sportswear Co.	10,902
361	Conn’s, Inc.*	12,382
224	Container Store Group, Inc. (The)*	4,879
77	Cooper Tire & Rubber Co.	2,613
10	Cooper-Standard Holding, Inc.*	538
32	Core-Mark Holding Co., Inc.	1,923
157	Coupons.com, Inc.*	2,397
233	Cracker Barrel Old Country Store, Inc.	29,826
146	Crocs, Inc.*	1,939
374	Crown Media Holdings, Inc., Class A*	1,264
15	Culp, Inc.	281
1,273	Cumulus Media, Inc., Class A*	5,079
1,100	Dana Holding Corp.	23,320
308	Del Frisco’s Restaurant Group, Inc.*	6,844
763	Denny’s Corp.*	7,393
25	Destination Maternity Corp.	401
80	Destination XL Group, Inc.*	414
461	Diamond Resorts International, Inc.*	11,147
85	DineEquity, Inc.	8,443
151	Dixie Group, Inc. (The)*	1,157
352	Dorman Products, Inc.*	16,660
308	Drew Industries, Inc.	14,507
84	El Pollo Loco Holdings, Inc.*	2,303
713	Entravision Communications Corp., Class A	4,606
105	Eros International PLC*	2,263
27	Escalade, Inc.	359
179	EVINE Live, Inc.*	1,099
65	Express, Inc.*	972
61	Famous Dave’s of America, Inc.*	1,555
349	Fiesta Restaurant Group, Inc.*	19,565
157	Finish Line, Inc. (The), Class A	4,481
707	Five Below, Inc.*	32,989
146	Fox Factory Holding Corp.*	2,002
550	Francesca’s Holdings Corp.*	6,974
24	FTD Cos., Inc.*	832
250	G-III Apparel Group Ltd.*	22,122
28	Genesco, Inc.*	2,278
460	Gentherm, Inc.*	17,337
19	Global Sources Ltd.*	123
608	Grand Canyon Education, Inc.*	27,767
646	Gray Television, Inc.*	6,712
58	Group 1 Automotive, Inc.	5,192
141	Helen of Troy Ltd.*	9,117
59	hhgregg, Inc.*	375
338	Hibbett Sports, Inc.*	16,957
433	HSN, Inc.	31,579
216	Iconix Brand Group, Inc.*	8,729
99	Ignite Restaurant Group, Inc.*	747
112	Installed Building Products, Inc.*	1,904
399	Interval Leisure Group, Inc.	8,674
384	iRobot Corp.*	13,985
24	ITT Educational Services, Inc.*	199
522	Jack in the Box, Inc.	38,889
224	Jamba, Inc.*	2,775
190	K12, Inc.*	2,185
806	KB Home	14,161
112	Kirkland’s, Inc.*	2,433
849	Krispy Kreme Doughnuts, Inc.*	17,286
409	La Quinta Holdings, Inc.*	9,006
581	La-Z-Boy, Inc.	15,100
41	LGI Homes, Inc.*	655
262	Libbey, Inc.*	7,873
50	Liberty Tax, Inc.*	1,905
30	Life Time Fitness, Inc.*	1,661
1,049	LifeLock, Inc.*	17,319
298	Lithia Motors, Inc., Class A	21,906
171	Loral Space & Communications, Inc.*	13,422
357	Lumber Liquidators Holdings, Inc.*	22,702
109	Malibu Boats, Inc., Class A*	2,040
138	Marine Products Corp.	904
293	Martha Stewart Living Omnimedia, Inc., Class A*	1,245
195	Mattress Firm Holding Corp.*	13,851
137	MDC Partners, Inc., Class A	3,024
498	Men’s Wearhouse, Inc. (The)	23,267
180	Modine Manufacturing Co.*	2,191
411	Monro Muffler Brake, Inc.	22,519
115	Morgans Hotel Group Co.*	931
233	Motorcar Parts of America, Inc.*	7,864
108	Movado Group, Inc.	3,103
386	Multimedia Games Holding Co., Inc.*	14,008
41	Nathan’s Famous, Inc.*	3,082
173	National CineMedia, Inc.	2,450
249	Nautilus, Inc.*	3,195
174	New York & Co., Inc.*	478
399	Nexstar Broadcasting Group, Inc., Class A	20,473
141	Noodles & Co.*	3,452
375	Nutrisystem, Inc.	7,114

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
305	Orbitz Worldwide, Inc.*	$2,330
266	Outerwall, Inc.*	18,694
151	Overstock.com, Inc.*	3,754
190	Oxford Industries, Inc.	12,584
535	Pacific Sunwear of California, Inc.*	899
399	Papa John’s International, Inc.	21,059
76	Papa Murphy’s Holdings, Inc.*	762
263	PetMed Express, Inc.	3,550
1,232	Pier 1 Imports, Inc.	17,002
777	Pinnacle Entertainment, Inc.*	19,340
588	Pool Corp.	34,933
308	Popeyes Louisiana Kitchen, Inc.*	17,014
195	Potbelly Corp.*	2,570
1,090	Quiksilver, Inc.*	2,224
301	Radio One, Inc., Class D*	509
105	ReachLocal, Inc.*	341
186	Red Robin Gourmet Burgers, Inc.*	12,527
14	Remy International, Inc.	258
118	Rentrak Corp.*	9,924
406	Restoration Hardware Holdings, Inc.*	34,295
401	RetailMeNot, Inc.*	5,905
301	Ruth’s Hospitality Group, Inc.	3,955
10	Saga Communications, Inc., Class A	400
422	Scientific Games Corp., Class A*	6,389
707	Select Comfort Corp.*	18,622
173	Sequential Brands Group, Inc.*	2,131
102	Shiloh Industries, Inc.*	1,652
306	Shutterfly, Inc.*	13,085
895	Sinclair Broadcast Group, Inc., Class A	26,098
377	Skechers U.S.A., Inc., Class A*	23,152
716	Smith & Wesson Holding Corp.*	7,139
497	Sonic Corp.	13,513
794	Sotheby’s	32,086
47	Sportsman’s Warehouse Holdings, Inc.*	331
154	Standard Motor Products, Inc.	5,875
760	Steven Madden Ltd.*	25,916
283	Stoneridge, Inc.*	3,073
36	Strattec Security Corp.	3,735
141	Strayer Education, Inc.*	10,672
253	Sturm Ruger & Co., Inc.	9,637
794	Tenneco, Inc.*	43,154
909	Texas Roadhouse, Inc.	30,052
366	Tile Shop Holdings, Inc.*	3,653
268	Tower International, Inc.*	6,842
70	Townsquare Media, Inc., Class A*	874
178	TRI Pointe Homes, Inc.*	2,716
460	Tuesday Morning Corp.*	9,798
660	Tumi Holdings, Inc.*	14,447
91	Turtle Beach Corp.*	348
207	Universal Electronics, Inc.*	12,526
471	Vail Resorts, Inc.	41,278
284	Vera Bradley, Inc.*	6,529
146	Vince Holding Corp.*	5,421
202	Vitamin Shoppe, Inc.*	9,668
332	Weight Watchers International, Inc.*	9,628
28	William Lyon Homes, Class A*	576
31	Winmark Corp.	2,504
355	Winnebago Industries, Inc.	8,939
1,322	Wolverine World Wide, Inc.	40,334
388	World Wrestling Entertainment, Inc., Class A	4,466
76	Zoe’s Kitchen, Inc.*	2,404
214	Zumiez, Inc.*	7,655
		1,790,410
	Consumer Staples — 2.8%

587	22nd Century Group, Inc.*	1,151
3	Alico, Inc.	107
340	Andersons, Inc. (The)	18,374
664	B&G Foods, Inc.	19,004
109	Boston Beer Co., Inc. (The), Class A*	28,664
733	Boulder Brands, Inc.*	7,916
175	Calavo Growers, Inc.	7,514
404	Cal-Maine Foods, Inc.	16,920
502	Casey’s General Stores, Inc.	42,027
55	Central Garden and Pet Co., Class A*	454
192	Chefs’ Warehouse, Inc. (The)*	3,306
56	Coca-Cola Bottling Co. Consolidated	5,295
117	Craft Brew Alliance, Inc.*	1,584
423	Darling Ingredients, Inc.*	7,868
284	Diamond Foods, Inc.*	8,460
241	Fairway Group Holdings Corp.*	894
97	Farmer Bros Co.*	2,766
200	Female Health Co. (The)	852
558	Fresh Market, Inc. (The)*	22,856
449	Harbinger Group, Inc.*	6,160
417	IGI Laboratories, Inc.*	4,366
15	Inter Parfums, Inc.	385
199	Inventure Foods, Inc.*	2,748
194	J&J Snack Foods Corp.	20,380
151	Lancaster Colony Corp.	14,179
411	Liberator Medical Holdings, Inc.	1,151
61	Lifeway Foods, Inc.*	1,130
146	Limoneira Co.	3,745
171	Medifast, Inc.*	5,044
149	National Beverage Corp.*	3,746
116	Natural Grocers by Vitamin Cottage, Inc.*	2,608
12	Oil-Dri Corp. of America	325
85	Orchids Paper Products Co.	2,309
244	PriceSmart, Inc.	23,658
36	Revlon, Inc., Class A*	1,187
258	Sanderson Farms, Inc.	22,397
194	Synutra International, Inc.*	1,032
223	Tootsie Roll Industries, Inc.	6,498
284	TreeHouse Foods, Inc.*	22,990
647	United Natural Foods, Inc.*	48,648
78	USANA Health Sciences, Inc.*	8,318
563	Vector Group Ltd.	12,245
195	WD-40 Co.	14,839
		426,100
	Energy — 2.3%

1,205	Abraxas Petroleum Corp.*	4,007
1	Adams Resources & Energy, Inc.	44
96	Alon USA Energy, Inc.	1,340
14	Apco Oil and Gas International, Inc.*	195
218	Approach Resources, Inc.*	2,119
44	Aspen Aerogels, Inc.*	356
414	Basic Energy Services, Inc.*	3,697
428	Bonanza Creek Energy, Inc.*	11,650
689	BPZ Resources, Inc.*	413
514	C&J Energy Services, Inc.*	7,787
257	CARBO Ceramics, Inc.	9,776
593	Carrizo Oil & Gas, Inc.*	23,400
77	Clayton Williams Energy, Inc.*	4,461
505	Clean Energy Fuels Corp.*	2,899

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
403	Delek U.S. Holdings, Inc.	$12,050
546	Diamondback Energy, Inc.*	30,794
180	Eclipse Resources Corp.*	1,942
256	Evolution Petroleum Corp.	2,012
756	EXCO Resources, Inc.	2,223
157	Forest Oil Corp.*	90
287	Forum Energy Technologies, Inc.*	6,891
703	FX Energy, Inc.*	1,828
103	GasLog Ltd.	1,817
854	Gastar Exploration, Inc.*	2,519
18	Geospace Technologies Corp.*	475
159	Glori Energy, Inc.*	636
454	Goodrich Petroleum Corp.*	2,747
412	Green Plains, Inc.	12,364
70	Gulf Island Fabrication, Inc.	1,366
47	Independence Contract Drilling, Inc.*	324
273	ION Geophysical Corp.*	674
12	Isramco, Inc.*	1,632
145	Jones Energy, Inc., Class A*	1,472
3,474	Kodiak Oil & Gas Corp.*	25,464
2,591	Magnum Hunter Resources Corp.*	10,364
540	Matador Resources Co.*	9,499
344	Matrix Service Co.*	7,265
27	Miller Energy Resources, Inc.*	63
102	Nordic American Offshore Ltd.	1,337
232	North Atlantic Drilling Ltd.	564
21	Pacific Ethanol, Inc.*	244
182	Panhandle Oil and Gas, Inc., Class A	3,211
693	Parsley Energy, Inc., Class A*	8,760
34	PDC Energy, Inc.*	1,003
689	PetroQuest Energy, Inc.*	2,563
9	PHI, Inc. (Non-Voting)*	374
587	Pioneer Energy Services Corp.*	3,545
191	Profire Energy, Inc.*	638
211	Quicksilver Resources, Inc.*	64
66	REX American Resources Corp.*	4,176
627	Rex Energy Corp.*	4,402
156	RigNet, Inc.*	6,388
263	Ring Energy, Inc.*	2,514
102	Rosetta Resources, Inc.*	3,001
85	RSP Permian, Inc.*	1,850
400	Sanchez Energy Corp.*	4,516
555	SemGroup Corp., Class A	41,064
990	Solazyme, Inc.*	2,277
868	Synergy Resources Corp.*	8,515
40	Tesco Corp.	564
152	TransAtlantic Petroleum Ltd.*	1,050
554	Triangle Petroleum Corp.*	2,670
171	Vertex Energy, Inc.*	626
174	W&T Offshore, Inc.	1,310
693	Western Refining, Inc.	28,489
522	Willbros Group, Inc.*	2,375
		346,745
	Financials — 5.8%

26	Alexander’s, Inc. (REIT)	10,455
15	Altisource Asset Management Corp.*	7,425
173	Altisource Portfolio Solutions S.A.*	9,044
99	American Assets Trust, Inc. (REIT)	3,891
281	AmTrust Financial Services, Inc.	14,421
140	Atlas Financial Holdings, Inc.*	2,055
21	Aviv REIT, Inc. (REIT)	708
1,038	Bank of the Ozarks, Inc.	37,576
622	BGC Partners, Inc., Class A	5,418
185	BofI Holding, Inc.*	14,600
21	Cardinal Financial Corp.	384
242	CareTrust REIT, Inc. (REIT)*	3,913
4	CIFC Corp.	35
252	Cohen & Steers, Inc.	10,904
10	CommunityOne Bancorp*	104
15	Consolidated-Tomoka Land Co.	803
274	CoreSite Realty Corp. (REIT)	10,428
98	Crawford & Co., Class B	879
92	Credit Acceptance Corp.*	13,777
37	Diamond Hill Investment Group, Inc.	5,020
265	DuPont Fabros Technology, Inc. (REIT)	8,636
219	Eagle Bancorp, Inc.*	7,516
370	EastGroup Properties, Inc. (REIT)	24,871
232	eHealth, Inc.*	6,002
1,194	Empire State Realty Trust, Inc., Class A (REIT)	20,011
235	Employers Holdings, Inc.	4,766
229	Encore Capital Group, Inc.*	9,826
543	Essent Group Ltd.*	13,684
431	Evercore Partners, Inc., Class A	21,766
163	Federated National Holding Co.	4,117
671	Financial Engines, Inc.	21,928
377	First Cash Financial Services, Inc.*	21,783
459	First Financial Bankshares, Inc.	13,848
41	Forestar Group, Inc.*	656
84	GAMCO Investors, Inc., Class A	7,237
1,606	Glimcher Realty Trust (REIT)	22,099
368	Greenhill & Co., Inc.	16,310
81	HCI Group, Inc.	3,275
90	Heritage Insurance Holdings, Inc.*	1,562
428	HFF, Inc., Class A	14,757
569	Home BancShares, Inc./AR	18,020
51	Independent Bank Group, Inc.	2,188
55	Infinity Property & Casualty Corp.	3,996
46	INTL FCStone, Inc.*	812
556	Investors Bancorp, Inc.	6,010
18	Kearny Financial Corp.*	255
73	Kennedy-Wilson Holdings, Inc.	1,897
1,301	Ladenburg Thalmann Financial Services, Inc.*	4,345
66	Maiden Holdings Ltd.	862
104	Marcus & Millichap, Inc.*	3,227
492	MarketAxess Holdings, Inc.	32,260
265	Meridian Bancorp, Inc.*	2,904
1,835	MGIC Investment Corp.*	17,084
12	Moelis & Co., Class A	387
431	National Health Investors, Inc. (REIT)	28,567
18	National Interstate Corp.	515
103	PennyMac Financial Services, Inc., Class A*	1,647
529	Potlatch Corp. (REIT)	21,980
652	PRA Group, Inc.*	38,155
128	PS Business Parks, Inc. (REIT)	10,418
148	Pzena Investment Management, Inc., Class A	1,283
156	QTS Realty Trust, Inc., Class A (REIT)	5,073
500	Radian Group, Inc.	8,525
123	RCS Capital Corp., Class A	1,224
290	Ryman Hospitality Properties, Inc. (REIT)	15,103
664	Sabra Health Care REIT, Inc. (REIT)	18,798
110	Saul Centers, Inc. (REIT)	6,020
4	ServisFirst Bancshares, Inc.	126

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
73	Silvercrest Asset Management Group, Inc., Class A	$1,048
373	Sovran Self Storage, Inc. (REIT)	31,713
28	Square 1 Financial, Inc., Class A*	599
766	St. Joe Co. (The)*	14,240
27	Stonegate Mortgage Corp.*	323
2,469	Strategic Hotels & Resorts, Inc. (REIT)*	32,788
626	Sun Communities, Inc. (REIT)	36,865
12	Tejon Ranch Co.*	340
198	Texas Capital Bancshares, Inc.*	10,916
37	Tree.com, Inc.*	1,675
29	UMH Properties, Inc. (REIT)	278
109	United Financial Bancorp, Inc.	1,502
198	United Insurance Holdings Corp.	3,713
158	Universal Health Realty Income Trust (REIT)	7,638
384	Universal Insurance Holdings, Inc.	7,450
207	Urstadt Biddle Properties, Inc., Class A (REIT)	4,591
55	ViewPoint Financial Group, Inc.	1,311
92	Virtus Investment Partners, Inc.	14,168
525	Western Alliance Bancorp.*	13,876
95	Westwood Holdings Group, Inc.	5,661
1,403	WisdomTree Investments, Inc.	21,312
103	World Acceptance Corp.*	7,862
		868,040
	Health Care — 17.4%

293	Abaxis, Inc.	16,818
520	Abiomed, Inc.*	18,470
557	Acadia Healthcare Co., Inc.*	34,540
946	ACADIA Pharmaceuticals, Inc.*	28,257
296	Accelerate Diagnostics, Inc.*	5,985
214	Acceleron Pharma, Inc.*	8,290
1,001	Accuray, Inc.*	6,897
323	AcelRx Pharmaceuticals, Inc.*	2,151
90	Achaogen, Inc.*	830
264	Achillion Pharmaceuticals, Inc.*	3,398
543	Acorda Therapeutics, Inc.*	19,792
277	Actinium Pharmaceuticals, Inc.*	1,590
35	Adamas Pharmaceuticals, Inc.*	514
7	Addus HomeCare Corp.*	162
41	Adeptus Health, Inc., Class A*	1,248
384	Aegerion Pharmaceuticals, Inc.*	8,091
137	Aerie Pharmaceuticals, Inc.*	3,613
237	Affymetrix, Inc.*	2,164
642	Agenus, Inc.*	1,900
177	Agios Pharmaceuticals, Inc.*	17,843
510	Air Methods Corp.*	22,634
102	Akebia Therapeutics, Inc.*	1,232
813	Akorn, Inc.*	32,577
104	Alder Biopharmaceuticals, Inc.*	1,697
342	Alimera Sciences, Inc.*	2,008
19	Alliance HealthCare Services, Inc.*	428
193	AMAG Pharmaceuticals, Inc.*	7,180
108	Amphastar Pharmaceuticals, Inc.*	1,126
533	Ampio Pharmaceuticals, Inc.*	1,812
118	Amsurg Corp.*	6,085
156	Anacor Pharmaceuticals, Inc.*	5,379
90	ANI Pharmaceuticals, Inc.*	4,870
188	Anika Therapeutics, Inc.*	7,687
1,522	Antares Pharma, Inc.*	3,501
74	Applied Genetic Technologies Corp.*	1,494
374	Aratana Therapeutics, Inc.*	4,955
56	Ardelyx, Inc.*	1,499
2,863	Arena Pharmaceuticals, Inc.*	11,996
2,148	ARIAD Pharmaceuticals, Inc.*	15,272
1,322	Array BioPharma, Inc.*	5,328
676	Arrowhead Research Corp.*	3,934
264	AtriCure, Inc.*	4,945
20	Atrion Corp.	6,500
121	Auspex Pharmaceuticals, Inc.*	2,932
655	Auxilium Pharmaceuticals, Inc.*	22,637
79	Avalanche Biotechnologies, Inc.*	3,120
2,512	Avanir Pharmaceuticals, Inc.*	37,479
725	BioCryst Pharmaceuticals, Inc.*	7,837
545	BioDelivery Sciences International, Inc.*	8,366
956	Bio-Path Holdings, Inc.*	2,352
298	Bio-Reference Laboratories, Inc.*	8,433
47	BioSpecifics Technologies Corp.*	1,782
204	BioTelemetry, Inc.*	2,013
678	BioTime, Inc.*	2,183
284	Bluebird Bio, Inc.*	11,709
399	Cambrex Corp.*	9,077
441	Cantel Medical Corp.	19,201
378	Capital Senior Living Corp.*	9,620
70	Cara Therapeutics, Inc.*	647
360	Cardiovascular Systems, Inc.*	11,038
139	Castlight Health, Inc., Class B*	1,728
573	Catalent, Inc.*	16,497
1,055	Celldex Therapeutics, Inc.*	21,395
119	Cellular Dynamics International, Inc.*	785
298	Cempra, Inc.*	4,288
909	Cepheid, Inc.*	50,068
945	Cerus Corp.*	4,281
229	Chemed Corp.	25,215
351	Chimerix, Inc.*	12,369
322	Clovis Oncology, Inc.*	15,321
146	Computer Programs & Systems, Inc.	8,576
695	Corcept Therapeutics, Inc.*	2,106
145	CorVel Corp.*	5,026
1,748	CTI BioPharma Corp.*	3,828
350	Cyberonics, Inc.*	18,637
100	Cynosure, Inc., Class A*	2,757
596	Cytori Therapeutics, Inc.*	256
206	CytRx Corp.*	517
756	Depomed, Inc.*	11,710
976	DexCom, Inc.*	50,225
46	Dicerna Pharmaceuticals, Inc.*	544
1,770	Dyax Corp.*	24,851
52	Egalet Corp.*	313
60	Eleven Biotherapeutics, Inc.*	683
50	Emergent Biosolutions, Inc.*	1,243
135	Enanta Pharmaceuticals, Inc.*	6,337
483	Endocyte, Inc.*	3,135
834	Endologix, Inc.*	10,700
242	Ensign Group, Inc. (The)	9,540
445	Enzo Biochem, Inc.*	2,020
167	Epizyme, Inc.*	3,818
80	Esperion Therapeutics, Inc.*	2,530
1,079	Exact Sciences Corp.*	26,781
452	ExamWorks Group, Inc.*	17,786
2,538	Exelixis, Inc.*	4,213
225	Five Prime Therapeutics, Inc.*	4,626
59	Flexion Therapeutics, Inc.*	1,012
366	Fluidigm Corp.*	11,284
182	Foundation Medicine, Inc.*	4,299
235	Galectin Therapeutics, Inc.*	933

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,538	Galena Biopharma, Inc.*	$2,738
542	GenMark Diagnostics, Inc.*	6,157
51	Genocea Biosciences, Inc.*	463
217	Genomic Health, Inc.*	7,217
410	Gentiva Health Services, Inc.*	7,958
857	Globus Medical, Inc., Class A*	19,745
58	Haemonetics Corp.*	2,142
1,348	Halozyme Therapeutics, Inc.*	11,835
1	Harvard Apparatus Regenerative Technology, Inc.*	2
51	HealthEquity, Inc.*	1,266
873	HealthSouth Corp.	35,906
276	HealthStream, Inc.*	7,907
214	Healthways, Inc.*	3,334
221	HeartWare International, Inc.*	16,250
304	Heron Therapeutics, Inc.*	2,344
1,143	HMS Holdings Corp.*	23,843
848	Horizon Pharma PLC*	10,837
141	Hyperion Therapeutics, Inc.*	2,889
716	Idera Pharmaceuticals, Inc.*	2,227
70	Immune Design Corp.*	2,227
1,118	ImmunoGen, Inc.*	11,504
990	Immunomedics, Inc.*	4,089
177	Impax Laboratories, Inc.*	5,655
51	Imprivata, Inc.*	755
633	Infinity Pharmaceuticals, Inc.*	9,501
67	Inogen, Inc.*	1,627
697	Inovio Pharmaceuticals, Inc.*	6,747
645	Insmed, Inc.*	9,101
722	Insulet Corp.*	33,638
130	Insys Therapeutics, Inc.*	5,035
133	Integra LifeSciences Holdings Corp.*	6,549
45	Intersect ENT, Inc.*	778
223	Intra-Cellular Therapies, Inc.*	3,205
465	Intrexon Corp.*	12,336
128	IPC The Hospitalist Co., Inc.*	5,642
1,558	Ironwood Pharmaceuticals, Inc.*	21,563
1,532	Isis Pharmaceuticals, Inc.*	79,342
115	K2M Group Holdings, Inc.*	2,175
177	Karyopharm Therapeutics, Inc.*	7,413
1,192	Keryx Biopharmaceuticals, Inc.*	18,953
137	Kindred Biosciences, Inc.*	1,318
98	Kite Pharma, Inc.*	4,114
227	KYTHERA Biopharmaceuticals, Inc.*	8,683
124	Landauer, Inc.	4,092
335	Lannett Co., Inc.*	16,459
217	LDR Holding Corp.*	7,081
2,678	Lexicon Pharmaceuticals, Inc.*	2,732
270	Ligand Pharmaceuticals, Inc.*	14,539
41	Loxo Oncology, Inc.*	422
489	Luminex Corp.*	9,046
260	MacroGenics, Inc.*	7,348
2,972	MannKind Corp.*	18,278
631	Masimo Corp.*	16,564
749	MedAssets, Inc.*	14,486
769	Medicines Co. (The)*	20,617
705	Medidata Solutions, Inc.*	30,111
922	Merge Healthcare, Inc.*	2,895
542	Meridian Bioscience, Inc.	8,916
1,208	Merrimack Pharmaceuticals, Inc.*	11,065
1,213	MiMedx Group, Inc.*	13,416
94	Mirati Therapeutics, Inc.*	1,393
394	Molina Healthcare, Inc.*	20,141
626	Momenta Pharmaceuticals, Inc.*	7,343
168	MWI Veterinary Supply, Inc.*	27,455
131	NanoString Technologies, Inc.*	1,953
522	NanoViricides, Inc.*	1,670
113	National Research Corp., Class A*	1,600
419	Natus Medical, Inc.*	14,342
1,534	Navidea Biopharmaceuticals, Inc.*	1,902
935	Nektar Therapeutics*	15,586
478	Neogen Corp.*	21,180
140	NeoStem, Inc.*	552
896	Neuralstem, Inc.*	2,518
989	Neurocrine Biosciences, Inc.*	19,711
258	NewLink Genetics Corp.*	10,077
500	Northwest Biotherapeutics, Inc.*	2,680
3,103	Novavax, Inc.*	16,570
1,290	NPS Pharmaceuticals, Inc.*	42,802
507	NuVasive, Inc.*	22,273
800	NxStage Medical, Inc.*	13,824
67	Ocular Therapeutix, Inc.*	1,134
274	Ohr Pharmaceutical, Inc.*	2,082
412	Omeros Corp.*	9,200
477	Omnicell, Inc.*	15,359
165	OncoMed Pharmaceuticals, Inc.*	3,635
1,052	Oncothyreon, Inc.*	1,841
181	Ophthotech Corp.*	7,810
2,568	OPKO Health, Inc.*	21,520
47	OraSure Technologies, Inc.*	423
1,597	Orexigen Therapeutics, Inc.*	9,247
815	Organovo Holdings, Inc.*	5,143
225	Osiris Therapeutics, Inc.*	2,959
82	Otonomy, Inc.*	1,969
169	Oxford Immunotec Global PLC*	2,211
750	Pacific Biosciences of California, Inc.*	5,070
465	Pacira Pharmaceuticals, Inc.*	43,677
496	Pain Therapeutics, Inc.*	898
741	PAREXEL International Corp.*	43,356
2,093	PDL BioPharma, Inc.	17,288
2,139	Peregrine Pharmaceuticals, Inc.*	3,166
434	Pernix Therapeutics Holdings, Inc.*	4,501
191	Phibro Animal Health Corp., Class A	5,837
556	Portola Pharmaceuticals, Inc.*	15,635
356	POZEN, Inc.*	3,165
675	Prestige Brands Holdings, Inc.*	22,579
212	Progenics Pharmaceuticals, Inc.*	1,476
91	Prothena Corp. PLC*	2,206
150	Providence Service Corp. (The)*	5,869
278	PTC Therapeutics, Inc.*	12,440
303	Puma Biotechnology, Inc.*	68,787
649	Quality Systems, Inc.	9,560
372	Quidel Corp.*	10,364
91	Radius Health, Inc.*	2,248
402	RadNet, Inc.*	3,385
816	Raptor Pharmaceutical Corp.*	7,850
242	Receptos, Inc.*	32,743
201	Regado Biosciences, Inc.*	166
179	Regulus Therapeutics, Inc.*	3,354
220	Relypsa, Inc.*	5,476
418	Repligen Corp.*	9,560
301	Repros Therapeutics, Inc.*	2,577
277	Retrophin, Inc.*	2,798
69	Revance Therapeutics, Inc.*	1,134
65	Rockwell Medical, Inc.*	582
57	Roka Bioscience, Inc.*	226
66	Sage Therapeutics, Inc.*	2,610
228	Sagent Pharmaceuticals, Inc.*	6,573
886	Sangamo BioSciences, Inc.*	10,703
530	Sarepta Therapeutics, Inc.*	8,978

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
413	SciClone Pharmaceuticals, Inc.*	$3,506
963	Select Medical Holdings Corp.	13,896
1,517	Sequenom, Inc.*	4,551
140	Skilled Healthcare Group, Inc., Class A*	977
542	Spectranetics Corp. (The)*	17,794
203	Spectrum Pharmaceuticals, Inc.*	1,464
500	STAAR Surgical Co.*	4,605
151	Stemline Therapeutics, Inc.*	2,247
770	STERIS Corp.	49,087
231	Sucampo Pharmaceuticals, Inc., Class A*	2,707
645	Sunesis Pharmaceuticals, Inc.*	1,509
382	Supernus Pharmaceuticals, Inc.*	3,385
155	Surgical Care Affiliates, Inc.*	4,929
30	SurModics, Inc.*	630
279	Synageva BioPharma Corp.*	22,655
1,221	Synergy Pharmaceuticals, Inc.*	3,639
846	Synta Pharmaceuticals Corp.*	2,682
64	T2 Biosystems, Inc.*	1,147
109	Tandem Diabetes Care, Inc.*	1,540
915	Team Health Holdings, Inc.*	52,301
251	TESARO, Inc.*	8,662
340	Tetraphase Pharmaceuticals, Inc.*	8,976
306	TG Therapeutics, Inc.*	4,566
1,404	TherapeuticsMD, Inc.*	5,391
290	Theravance Biopharma, Inc.*	4,588
1,014	Theravance, Inc.	15,342
740	Thoratec Corp.*	23,081
643	Threshold Pharmaceuticals, Inc.*	1,865
34	TransEnterix, Inc.*	71
97	TriVascular Technologies, Inc.*	1,307
159	U.S. Physical Therapy, Inc.	6,180
91	Ultragenyx Pharmaceutical, Inc.*	3,967
1,178	Unilife Corp.*	3,687
49	Utah Medical Products, Inc.	2,845
442	Vanda Pharmaceuticals, Inc.*	5,759
223	Vascular Solutions, Inc.*	5,736
85	Veracyte, Inc.*	554
32	Verastem, Inc.*	298
90	Versartis, Inc.*	1,622
74	Vital Therapies, Inc.*	1,533
1,172	VIVUS, Inc.*	3,926
294	Vocera Communications, Inc.*	2,840
668	Volcano Corp.*	7,388
43	WellCare Health Plans, Inc.*	3,171
921	West Pharmaceutical Services, Inc.	47,901
305	Wright Medical Group, Inc.*	8,933
191	Xencor, Inc.*	2,141
86	XenoPort, Inc.*	765
897	XOMA Corp.*	5,104
79	Zafgen, Inc.*	1,865
379	ZELTIQ Aesthetics, Inc.*	10,373
1,058	ZIOPHARM Oncology, Inc.*	4,454
1,601	Zogenix, Inc.*	1,825
78	ZS Pharma, Inc.*	3,351
		2,626,688
	Industrials — 10.9%

551	AAON, Inc.	11,417
455	Accuride Corp.*	2,129
56	Aceto Corp.	1,176
128	Advanced Drainage Systems, Inc.	3,009
477	Advisory Board Co. (The)*	20,320
46	Aegion Corp.*	876
136	Aerovironment, Inc.*	3,769
251	Aircastle Ltd.	5,196
43	Albany International Corp., Class A	1,607
180	Allegiant Travel Co.	25,247
353	Altra Industrial Motion Corp.	10,812
115	American Railcar Industries, Inc.	6,783
12	American Science & Engineering, Inc.	587
160	American Woodmark Corp.*	6,373
224	Apogee Enterprises, Inc.	10,131
198	Applied Industrial Technologies, Inc.	9,284
536	ARC Document Solutions, Inc.*	5,162
40	ARC Group Worldwide, Inc.*	478
312	ArcBest Corp.	13,547
64	Argan, Inc.	2,033
245	Astronics Corp.*	12,010
333	AZZ, Inc.	14,912
94	Barrett Business Services, Inc.	2,051
139	Beacon Roofing Supply, Inc.*	3,764
645	Blount International, Inc.*	10,591
595	Builders FirstSource, Inc.*	3,665
4,286	Capstone Turbine Corp.*	3,600
439	Casella Waste Systems, Inc., Class A*	1,730
16	Celadon Group, Inc.	353
269	Cenveo, Inc.*	506
397	Chart Industries, Inc.*	15,765
207	CIRCOR International, Inc.	13,859
620	CLARCOR, Inc.	40,852
28	Columbus McKinnon Corp.	748
93	Comfort Systems USA, Inc.	1,336
345	Commercial Vehicle Group, Inc.*	2,260
153	Continental Building Products, Inc.*	2,555
441	Corporate Executive Board Co. (The)	32,286
229	Corporate Resource Services, Inc.*	275
15	Cubic Corp.	772
163	Curtiss-Wright Corp.	11,557
336	Deluxe Corp.	19,639
256	Douglas Dynamics, Inc.	5,896
54	Ducommun, Inc.*	1,345
169	DXP Enterprises, Inc.*	9,930
394	Dycom Industries, Inc.*	12,052
11	Dynamic Materials Corp.	176
306	Echo Global Logistics, Inc.*	8,583
205	Encore Wire Corp.	7,517
159	Energy Recovery, Inc.*	755
146	EnerSys	8,867
238	Enphase Energy, Inc.*	2,501
296	EnPro Industries, Inc.*	19,098
129	ExOne Co. (The)*	3,011
171	Exponent, Inc.	13,006
407	Forward Air Corp.	19,927
79	Franklin Covey Co.*	1,491
576	Franklin Electric Co., Inc.	21,635
3,052	FuelCell Energy, Inc.*	5,097
490	Furmanite Corp.*	3,111
779	GenCorp, Inc.*	13,009
897	Generac Holdings, Inc.*	38,912
144	General Finance Corp.*	1,310
248	Global Brass & Copper Holdings, Inc.	3,038
246	Gorman-Rupp Co. (The)	7,700
118	GP Strategies Corp.*	3,578
131	Graham Corp.	3,978
57	Great Lakes Dredge & Dock Corp.*	432
360	Greenbrier Cos., Inc. (The)	19,973
110	Griffon Corp.	1,369

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
408	H&E Equipment Services, Inc.	$14,280
1,052	Harsco Corp.	20,367
587	Hawaiian Holdings, Inc.*	11,910
916	Healthcare Services Group, Inc.	27,627
709	Heartland Express, Inc.	18,810
867	HEICO Corp.	45,960
105	Heritage-Crystal Clean, Inc.*	1,732
772	Herman Miller, Inc.	23,461
310	Hill International, Inc.*	1,131
819	Hillenbrand, Inc.	26,339
543	HNI Corp.	25,488
479	Hub Group, Inc., Class A*	18,020
31	Huron Consulting Group, Inc.*	2,144
134	Hyster-Yale Materials Handling, Inc.	9,837
27	InnerWorkings, Inc.*	202
296	Insperity, Inc.	9,664
216	Insteel Industries, Inc.	4,715
866	Interface, Inc.	13,094
457	JetBlue Airways Corp.*	6,686
380	John Bean Technologies Corp.	11,529
20	Kadant, Inc.	798
184	Kaman Corp.	7,239
356	Kforce, Inc.	8,309
779	Knight Transportation, Inc.	25,917
631	Knoll, Inc.	11,692
333	Korn/Ferry International*	9,041
134	Lindsay Corp.	11,783
191	Lydall, Inc.*	5,075
180	Manitex International, Inc.*	1,982
129	Marten Transport Ltd.	2,773
51	Masonite International Corp.*	2,989
853	MasTec, Inc.*	20,557
193	Matson, Inc.	6,796
672	Meritor, Inc.*	9,462
9	Miller Industries, Inc.	161
213	Mistras Group, Inc.*	3,640
48	Mobile Mini, Inc.	1,992
43	Moog, Inc., Class A*	3,130
385	MSA Safety, Inc.	21,148
482	Mueller Industries, Inc.	15,814
2,077	Mueller Water Products, Inc., Class A	19,711
76	Multi-Color Corp.	4,168
366	NCI Building Systems, Inc.*	6,830
215	NN, Inc.	4,552
97	Norcraft Cos., Inc.*	1,753
119	Nortek, Inc.*	9,488
38	Omega Flex, Inc.	1,136
708	On Assignment, Inc.*	21,757
8	PAM Transportation Services, Inc.*	364
114	Park-Ohio Holdings Corp.	6,403
106	Patrick Industries, Inc.*	4,727
34	Paylocity Holding Corp.*	989
367	Performant Financial Corp.*	2,496
616	PGT, Inc.*	5,797
235	Ply Gem Holdings, Inc.*	2,942
588	Polypore International, Inc.*	30,258
58	Power Solutions International, Inc.*	3,808
2	Preformed Line Products Co.	94
495	Primoris Services Corp.	12,944
295	Proto Labs, Inc.*	19,145
88	Quality Distribution, Inc.*	1,062
33	Quanex Building Products Corp.	653
181	Quest Resource Holding Corp.*	250
475	Raven Industries, Inc.	10,687
303	RBC Bearings, Inc.	19,265
388	Revolution Lighting Technologies, Inc.*	473
979	Rexnord Corp.*	26,971
132	Roadrunner Transportation Systems, Inc.*	2,971
74	RPX Corp.*	971
374	Rush Enterprises, Inc., Class A*	13,120
321	Saia, Inc.*	17,806
7	SIFCO Industries, Inc.	227
36	Simpson Manufacturing Co., Inc.	1,195
188	SP Plus Corp.*	3,907
132	Sparton Corp.*	3,284
119	Standex International Corp.	8,683
1,077	Steelcase, Inc., Class A	18,869
17	Sterling Construction Co., Inc.*	114
190	Stock Building Supply Holdings, Inc.*	3,042
290	Sun Hydraulics Corp.	11,678
1,108	Swift Transportation Co.*	32,210
152	TAL International Group, Inc.*	6,717
702	Taser International, Inc.*	15,079
56	TCP International Holdings Ltd.*	311
266	Team, Inc.*	10,802
111	Teledyne Technologies, Inc.*	11,867
240	Tennant Co.	16,188
53	Tetra Tech, Inc.	1,441
69	Textainer Group Holdings Ltd.	2,401
416	Thermon Group Holdings, Inc.*	10,063
36	Titan Machinery, Inc.*	462
438	Trex Co., Inc.*	18,457
521	TriMas Corp.*	16,219
63	TriNet Group, Inc.*	1,995
539	TrueBlue, Inc.*	12,370
78	Twin Disc, Inc.	1,785
54	Universal Truckload Services, Inc.	1,483
281	US Ecology, Inc.	11,189
33	Vicor Corp.*	403
898	Wabash National Corp.*	9,689
458	WageWorks, Inc.*	26,756
337	Watsco, Inc.	34,205
23	Watts Water Technologies, Inc., Class A	1,391
121	Werner Enterprises, Inc.	3,753
110	Wesco Aircraft Holdings, Inc.*	1,539
264	West Corp.	8,247
577	Woodward, Inc.	29,819
142	Xerium Technologies, Inc.*	2,019
135	XPO Logistics, Inc.*	5,222
69	YRC Worldwide, Inc.*	1,657
		1,635,942
	Information Technology — 19.2%

151	A10 Networks, Inc.*	616
1,483	ACI Worldwide, Inc.*	28,844
379	ADTRAN, Inc.	7,917
488	Advanced Energy Industries, Inc.*	9,970
671	Advent Software, Inc.	21,157
56	Aerohive Networks, Inc.*	273
164	Alliance Fiber Optic Products, Inc.	2,080
375	Ambarella, Inc.*	20,625
106	Amber Road, Inc.*	1,251
321	American Software, Inc., Class A	2,911
578	Amkor Technology, Inc.*	3,867
568	Angie’s List, Inc.*	3,374
158	Anixter International, Inc.	13,730
1,016	Applied Micro Circuits Corp.*	6,005

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
193	Applied Optoelectronics, Inc.*	$2,094
1,392	Aruba Networks, Inc.*	26,044
1,200	Aspen Technology, Inc.*	45,288
454	AVG Technologies N.V.*	8,917
188	Badger Meter, Inc.	10,357
82	Bankrate, Inc.*	959
103	Barracuda Networks, Inc.*	3,701
274	Bazaarvoice, Inc.*	2,017
568	Belden, Inc.	41,481
64	Benefitfocus, Inc.*	1,734
602	Blackbaud, Inc.	25,549
686	Blackhawk Network Holdings, Inc.*	24,916
71	Borderfree, Inc.*	711
430	Bottomline Technologies (de), Inc.*	10,544
418	Brightcove, Inc.*	2,562
373	BroadSoft, Inc.*	10,060
62	Brooks Automation, Inc.	726
263	Cabot Microelectronics Corp.*	12,440
468	CalAmp Corp.*	8,747
599	Callidus Software, Inc.*	9,566
231	Carbonite, Inc.*	2,700
580	Cardtronics, Inc.*	22,713
86	Care.com, Inc.*	731
10	Cascade Microtech, Inc.*	138
150	Cass Information Systems, Inc.	6,829
689	Cavium, Inc.*	38,997
270	ChannelAdvisor Corp.*	4,752
1,369	Ciena Corp.*	22,630
434	Cimpress N.V.*	29,117
240	Cirrus Logic, Inc.*	4,390
149	Clearfield, Inc.*	1,952
1,132	Cognex Corp.*	46,084
23	Coherent, Inc.*	1,273
615	CommVault Systems, Inc.*	29,089
452	comScore, Inc.*	19,874
292	Comverse, Inc.*	5,855
409	Constant Contact, Inc.*	13,366
149	Control4 Corp.*	2,247
873	Conversant, Inc.*	30,572
693	Cornerstone OnDemand, Inc.*	22,017
26	Covisint Corp.*	60
530	Cray, Inc.*	17,797
184	CSG Systems International, Inc.	4,622
176	CUI Global, Inc.*	1,304
234	Cvent, Inc.*	6,299
358	Cyan, Inc.*	906
2,056	Cypress Semiconductor Corp.*	21,794
347	Daktronics, Inc.	4,140
585	Dealertrack Technologies, Inc.*	27,589
392	Demandware, Inc.*	21,952
163	Dice Holdings, Inc.*	1,772
85	Digimarc Corp.	2,054
324	Diodes, Inc.*	8,615
782	Dot Hill Systems Corp.*	3,644
62	DTS, Inc.*	1,999
302	E2open, Inc.*	2,032
15	Electro Rent Corp.	209
607	Electronics For Imaging, Inc.*	26,981
366	Ellie Mae, Inc.*	14,808
393	Endurance International Group Holdings, Inc.*	6,532
89	EnerNOC, Inc.*	1,299
1,003	Entegris, Inc.*	13,510
78	Entropic Communications, Inc.*	186
444	Envestnet, Inc.*	22,711
464	EPAM Systems, Inc.*	23,678
21	EPIQ Systems, Inc.	322
4	ePlus, Inc.*	275
664	Euronet Worldwide, Inc.*	38,558
856	EVERTEC, Inc.	18,866
90	Everyday Health, Inc.*	1,165
72	Exar Corp.*	657
181	ExlService Holdings, Inc.*	5,073
860	Extreme Networks, Inc.*	3,113
419	Fair Isaac Corp.	30,076
195	FARO Technologies, Inc.*	10,711
551	FEI Co.	47,188
1,184	Finisar Corp.*	20,187
145	Five9, Inc.*	639
487	FleetMatics Group PLC*	17,138
142	Forrester Research, Inc.	5,639
315	Gigamon, Inc.*	4,517
376	Global Eagle Entertainment, Inc.*	4,986
63	Globant S.A.*	869
1,064	Glu Mobile, Inc.*	3,889
728	Gogo, Inc.*	11,517
116	GrubHub, Inc.*	4,269
184	GTT Communications, Inc.*	2,600
232	Guidance Software, Inc.*	1,353
886	Guidewire Software, Inc.*	44,716
72	Hackett Group, Inc. (The)	640
169	Harmonic, Inc.*	1,183
467	Heartland Payment Systems, Inc.	25,461
165	Higher One Holdings, Inc.*	589
479	iGATE Corp.*	17,699
369	Immersion Corp.*	3,199
288	Imperva, Inc.*	12,252
1,354	Infinera Corp.*	18,455
607	Infoblox, Inc.*	10,926
426	Information Services Group, Inc.*	1,687
408	Inphi Corp.*	5,994
1,278	Integrated Device Technology, Inc.*	23,847
218	Interactive Intelligence Group, Inc.*	9,860
527	InterDigital, Inc.	26,287
926	InvenSense, Inc.*	13,418
86	Ixia*	892
620	j2 Global, Inc.	35,055
555	Jive Software, Inc.*	3,274
967	Kofax Ltd.*	6,479
160	KVH Industries, Inc.*	1,955
1,534	Lattice Semiconductor Corp.*	10,048
842	Lionbridge Technologies, Inc.*	4,269
252	Littelfuse, Inc.	24,225
706	LivePerson, Inc.*	9,136
316	LogMeIn, Inc.*	15,980
102	Luxoft Holding, Inc.*	4,027
157	M/A-COM Technology Solutions Holdings, Inc.*	3,898
988	Manhattan Associates, Inc.*	39,085
428	Marchex, Inc., Class B	1,554
343	Marin Software, Inc.*	2,957
334	Marketo, Inc.*	10,675
151	Mavenir Systems, Inc.*	1,912
882	MAXIMUS, Inc.	46,208
363	MaxLinear, Inc., Class A*	2,650
390	Maxwell Technologies, Inc.*	4,013
36	Mesa Laboratories, Inc.	2,654
494	Methode Electronics, Inc.	19,142
581	Micrel, Inc.	7,582
839	Microsemi Corp.*	22,821
118	MicroStrategy, Inc., Class A*	20,265
115	MobileIron, Inc.*	1,066

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
177	Model N, Inc.*	$1,823
503	Monolithic Power Systems, Inc.	24,209
515	Monotype Imaging Holdings, Inc.	14,235
197	MTS Systems Corp.	13,067
172	Nanometrics, Inc.*	2,552
475	NetScout Systems, Inc.*	18,121
694	NeuStar, Inc., Class A*	18,911
463	Newport Corp.*	8,153
850	NIC, Inc.	15,317
121	Nimble Storage, Inc.*	3,191
157	Numerex Corp., Class A*	1,724
27	NVE Corp.*	1,906
92	OPOWER, Inc.*	1,432
59	OSI Systems, Inc.*	4,164
124	Park City Group, Inc.*	1,136
1,261	ParkerVision, Inc.*	1,299
398	PDF Solutions, Inc.*	5,273
462	Pegasystems, Inc.	9,665
294	Perficient, Inc.*	5,089
489	Plantronics, Inc.	25,511
153	Plexus Corp.*	5,969
710	PMC-Sierra, Inc.*	5,786
823	Polycom, Inc.*	10,839
396	Power Integrations, Inc.	19,863
38	Procera Networks, Inc.*	261
482	Proofpoint, Inc.*	20,928
307	PROS Holdings, Inc.*	8,780
118	Q2 Holdings, Inc.*	2,194
67	QAD, Inc., Class A	1,315
1,168	Qlik Technologies, Inc.*	36,009
262	Qualys, Inc.*	9,298
1,164	Quantum Corp.*	1,839
676	QuickLogic Corp.*	2,042
324	Rally Software Development Corp.*	3,418
1,483	Rambus, Inc.*	17,574
524	RealD, Inc.*	6,000
675	RealPage, Inc.*	13,878
6	Reis, Inc.	151
3,730	RF Micro Devices, Inc.*	54,495
239	Rocket Fuel, Inc.*	3,908
67	Rogers Corp.*	4,745
94	Rubicon Project, Inc. (The)*	1,322
31	Rubicon Technology, Inc.*	159
845	Ruckus Wireless, Inc.*	9,684
56	Rudolph Technologies, Inc.*	514
41	Sapiens International Corp. N.V.*	304
1,494	Sapient Corp.*	36,902
548	Science Applications International Corp.	27,745
358	SciQuest, Inc.*	5,338
876	Semtech Corp.*	22,303
815	ShoreTel, Inc.*	6,096
198	Shutterstock, Inc.*	14,886
450	Silicon Graphics International Corp.*	4,325
525	Silicon Image, Inc.*	2,903
390	Silicon Laboratories, Inc.*	17,686
429	Silver Spring Networks, Inc.*	3,076
3,204	Sonus Networks, Inc.*	11,855
787	Spansion, Inc., Class A*	18,392
506	Speed Commerce, Inc.*	1,503
211	SPS Commerce, Inc.*	12,297
888	SS&C Technologies Holdings, Inc.	44,888
169	Stamps.com, Inc.*	7,985
450	Super Micro Computer, Inc.*	14,976
46	Sykes Enterprises, Inc.*	1,066
470	Synaptics, Inc.*	29,605
460	Synchronoss Technologies, Inc.*	19,702
41	SYNNEX Corp.	2,929
405	Syntel, Inc.*	18,023
84	Take-Two Interactive Software, Inc.*	2,323
504	Tangoe, Inc.*	6,555
118	TeleTech Holdings, Inc.*	2,758
4	Tessco Technologies, Inc.	112
408	Tessera Technologies, Inc.	13,945
243	Textura Corp.*	5,822
512	TiVo, Inc.*	6,236
96	Travelzoo, Inc.*	1,260
2,233	TriQuint Semiconductor, Inc.*	54,418
101	TrueCar, Inc.*	1,935
448	Trulia, Inc.*	22,772
17	TubeMogul, Inc.*	271
430	Tyler Technologies, Inc.*	46,689
387	Ubiquiti Networks, Inc.	11,184
369	Ultimate Software Group, Inc. (The)*	54,332
121	Ultra Clean Holdings, Inc.*	1,051
67	Ultratech, Inc.*	1,304
402	Unisys Corp.*	10,741
528	Universal Display Corp.*	14,647
1,277	Unwired Planet, Inc.*	1,749
63	Varonis Systems, Inc.*	1,499
384	VASCO Data Security International, Inc.*	11,443
737	Verint Systems, Inc.*	44,360
539	ViaSat, Inc.*	35,736
4	Viasystems Group, Inc.*	63
1,045	Violin Memory, Inc.*	5,476
554	VirnetX Holding Corp.*	2,942
339	Virtusa Corp.*	13,584
681	Vitesse Semiconductor Corp.*	2,261
804	Vringo, Inc.*	781
675	Web.com Group, Inc.*	11,455
505	WebMD Health Corp.*	18,453
505	WEX, Inc.*	57,105
181	Wix.com Ltd.*	3,875
278	Xcerra Corp.*	2,227
351	XO Group, Inc.*	5,090
403	Xoom Corp.*	5,646
135	Zendesk, Inc.*	3,208
772	Zix Corp.*	2,440
		2,894,776
	Materials — 3.7%

89	A. Schulman, Inc.	3,405
269	Advanced Emissions Solutions, Inc.*	5,380
48	AEP Industries, Inc.*	2,147
396	Balchem Corp.	25,740
663	Berry Plastics Group, Inc.*	19,187
514	Boise Cascade Co.*	18,345
694	Calgon Carbon Corp.*	14,165
79	Chase Corp.	2,682
1,181	Chemtura Corp.*	27,517
266	Clearwater Paper Corp.*	17,625
368	Coeur Mining, Inc.*	1,513
145	Deltic Timber Corp.	9,026
935	Ferro Corp.*	12,034
701	Flotek Industries, Inc.*	13,656
50	FutureFuel Corp.	558
832	Globe Specialty Metals, Inc.	14,419
491	Gold Resource Corp.	1,768
4,261	Graphic Packaging Holding Co.*	53,049
653	H.B. Fuller Co.	28,203
7	Handy & Harman Ltd.*	261

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22	Hawkins, Inc.	$868
9	Haynes International, Inc.	404
957	Headwaters, Inc.*	13,398
91	Horsehead Holding Corp.*	1,421
166	Innophos Holdings, Inc.	8,977
66	Innospec, Inc.	2,829
1,102	KapStone Paper and Packaging Corp.*	32,917
267	Koppers Holdings, Inc.	7,791
33	Kronos Worldwide, Inc.	429
181	Marrone Bio Innovations, Inc.*	436
105	Materion Corp.	3,651
125	Minerals Technologies, Inc.	9,279
360	Myers Industries, Inc.	5,857
111	Neenah Paper, Inc.	6,354
23	Olympic Steel, Inc.	374
617	OMNOVA Solutions, Inc.*	4,122
210	P. H. Glatfelter Co.	5,317
1,227	PolyOne Corp.	45,767
120	Quaker Chemical Corp.	9,772
2,968	Rentech, Inc.*	3,829
24	RTI International Metals, Inc.*	550
27	Ryerson Holding Corp.*	291
60	Schweitzer-Mauduit International, Inc.	2,566
554	Senomyx, Inc.*	3,224
37	Sensient Technologies Corp.	2,181
115	Stepan Co.	4,761
1,463	Stillwater Mining Co.*	19,209
631	SunCoke Energy, Inc.	12,828
310	Taminco Corp.*	8,032
225	Trecora Resources*	2,765
35	Trinseo S.A.*	538
701	U.S. Silica Holdings, Inc.	22,025
23	United States Lime & Minerals, Inc.	1,569
185	US Concrete, Inc.*	5,221
219	Walter Energy, Inc.	696
511	Wausau Paper Corp.	5,084
671	Worthington Industries, Inc.	25,303
82	Zep, Inc.	1,116
		552,431
	Telecommunication Services — 0.6%

371	8x8, Inc.*	2,886
643	Cincinnati Bell, Inc.*	2,289
607	Cogent Communications Holdings, Inc.	21,500
461	Consolidated Communications Holdings, Inc.	12,636
213	FairPoint Communications, Inc.*	3,205
468	General Communication, Inc., Class A*	5,686
199	IDT Corp., Class B	3,371
715	inContact, Inc.*	5,906
423	Inteliquent, Inc.	7,792
92	Intelsat S.A.*	1,620
207	Lumos Networks Corp.	3,424
216	magicJack VocalTec Ltd.*	1,756
97	NTELOS Holdings Corp.	815
93	Premiere Global Services, Inc.*	981
365	RingCentral, Inc., Class A*	4,592
268	Shenandoah Telecommunications Co.	7,941
1	Straight Path Communications, Inc., Class B*	10
		86,410
	Utilities — 0.2%

20	Abengoa Yield PLC	564
35	American States Water Co.	1,221
88	Ormat Technologies, Inc.	2,409
514	Pattern Energy Group, Inc.	13,636
41	SJW Corp.	1,228
2	Spark Energy, Inc., Class A	28
112	TerraForm Power, Inc., Class A	3,713
105	York Water Co. (The)	2,121
		24,920
	Total Common Stocks (Cost $11,401,768)	11,252,462

No. of Rights
	Rights — 0.0%‡
88	Furiex Pharmaceuticals, Inc., at $30.00*^	860
133	Leap Wireless International, Inc.*^	335
81	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	1,195

No. of Warrants
Warrants — 0.0%‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(b) — 10.4%
$1,566,288	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $1,566,296	1,566,288
	Total Repurchase Agreements (Cost $1,566,288)	1,566,288

	Total Investment Securities (Cost $12,968,056) — 85.2%	12,819,945
	Other assets less liabilities — 14.8%	2,221,265
	Net Assets — 100.0%	$15,041,210

*	Non-income producing security.
^

Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,195 or 0.01% of net assets. On January 22, 2015, the value of these securities amounted to $0 for purposes of computing the liquidating distribution paid to shareholders.

‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,417,949.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$780,196
Aggregate gross unrealized depreciation	(944,182)
Net unrealized depreciation	$(163,986)
Federal income tax cost of investments	$12,983,931

Swap Agreements(1)

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$2,383,325	11/06/15	Bank of America, N.A.	0.11%	Russell 2000® Growth Index	$851,667	$(851,667)	$—	$—
2,686,559	01/06/16	Credit Suisse International	(0.29)%	Russell 2000® Growth Index	311,013	(305,797)	(4,883)	333
79,849	11/06/15	Deutsche Bank AG	(0.48)%	iShares® Russell 2000 Growth ETF	4,794
5,251,257	01/06/16	Deutsche Bank AG	(0.68)%	Russell 2000® Growth Index	400,392
5,331,106					405,186	—	(300,007)	105,179
39,006	12/08/14	Morgan Stanley & Co. International PLC	(0.24)%	iShares® Russell 2000 Growth ETF	349
5,261,100	01/06/16	Morgan Stanley & Co. International PLC	0.01%	Russell 2000® Growth Index	604,233
5,300,106					604,582	(604,582)	—	—
2,145,331	12/08/14	Societe Generale	0.56%	Russell 2000® Growth Index	19,128	—	(19,128)	—
984,741	11/06/15	UBS AG	0.31%	Russell 2000® Growth Index	89,611	—	—	89,611
$18,831,168					$2,281,187

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 83.6%
	Banks — 25.5%

27,954	Associated Banc-Corp	$516,590
15,431	BancorpSouth, Inc.	337,785
1,898,158	Bank of America Corp.	32,344,612
7,990	Bank of Hawaii Corp.	460,464
18,342	BankUnited, Inc.	553,928
129,887	BB&T Corp.	4,882,452
3,876	BOK Financial Corp.	249,808
13,374	Cathay General Bancorp	339,432
33,510	CIT Group, Inc.	1,635,288
547,248	Citigroup, Inc.	29,534,975
8,640	City National Corp./CA	666,922
32,640	Comerica, Inc.	1,521,350
14,937	Commerce Bancshares, Inc./MO	639,615
9,889	Cullen/Frost Bankers, Inc.	738,313
25,881	East West Bancorp, Inc.	951,644
150,583	Fifth Third Bancorp	3,029,730
11,561	First Financial Bankshares, Inc.	348,795
42,807	First Horizon National Corp.	546,217
63,888	First Niagara Financial Group, Inc.	521,965
21,959	First Republic Bank/CA	1,131,547
29,847	FirstMerit Corp.	533,963
31,361	FNB Corp./PA	394,835
33,898	Fulton Financial Corp.	404,742
13,440	Glacier Bancorp, Inc.	367,987
14,777	Hancock Holding Co.	483,356
147,472	Huntington Bancshares, Inc./OH	1,490,942
6,034	Iberiabank Corp.	394,141
10,506	International Bancshares Corp.	268,113
61,238	Investors Bancorp, Inc.	661,983
678,926	JPMorgan Chase & Co.	40,844,188
158,270	KeyCorp	2,136,645
23,821	M&T Bank Corp.	3,001,922
11,485	MB Financial, Inc.	361,778
17,476	PacWest Bancorp	812,634
97,574	PNC Financial Services Group, Inc. (The)	8,534,798
18,679	Popular, Inc.*	609,683
12,683	PrivateBancorp, Inc.	398,880
10,827	Prosperity Bancshares, Inc.	608,261
248,827	Regions Financial Corp.	2,505,688
9,082	Signature Bank/NY*	1,101,374
95,836	SunTrust Banks, Inc.	3,765,397
33,881	Susquehanna Bancshares, Inc.	446,213
9,156	SVB Financial Group*	962,753
25,096	Synovus Financial Corp.	648,481
30,117	TCF Financial Corp.	467,416
8,237	Texas Capital Bancshares, Inc.*	454,106
12,173	Trustmark Corp.	284,118
325,255	U.S. Bancorp/MN	14,376,271
6,818	UMB Financial Corp.	378,331
39,214	Umpqua Holdings Corp.	666,246
11,487	United Bankshares, Inc./WV	400,896
39,660	Valley National Bancorp	386,288
16,294	Webster Financial Corp.	512,772
857,498	Wells Fargo & Co.	46,716,491
8,410	Wintrust Financial Corp.	375,843
36,604	Zions Bancorp.	1,027,108
		218,736,075
	Capital Markets — 9.7%

10,027	Affiliated Managers Group, Inc.*	2,041,397
33,791	Ameriprise Financial, Inc.	4,452,640
204,259	Bank of New York Mellon Corp. (The)	8,176,488
22,771	BlackRock, Inc.	8,176,611
207,030	Charles Schwab Corp. (The)	5,863,090
52,113	E*TRADE Financial Corp.*	1,188,697
21,433	Eaton Vance Corp.	895,685
17,231	Federated Investors, Inc., Class B	541,743
9,342	Financial Engines, Inc.	305,297
71,106	Franklin Resources, Inc.	4,043,087
73,959	Goldman Sachs Group, Inc. (The)	13,934,615
78,100	Invesco Ltd.	3,152,116
26,807	Janus Capital Group, Inc.	421,406
18,398	Legg Mason, Inc.	1,044,086
13,951	LPL Financial Holdings, Inc.	595,289
276,428	Morgan Stanley	9,724,737
39,972	Northern Trust Corp.	2,707,304
32,729	NorthStar Asset Management Group, Inc./NY	685,673
22,695	Raymond James Financial, Inc.	1,277,728
23,621	SEI Investments Co.	936,100
76,446	State Street Corp.	5,865,702
11,859	Stifel Financial Corp.*	575,517
47,483	T. Rowe Price Group, Inc.	3,963,406
49,410	TD Ameritrade Holding Corp.	1,710,080
15,244	Waddell & Reed Financial, Inc., Class A	732,931
		83,011,425
	Consumer Finance — 3.9%

17,320	Ally Financial, Inc.*	411,869
162,462	American Express Co.	15,014,738
101,320	Capital One Financial Corp.	8,429,824
83,377	Discover Financial Services	5,465,362
75,710	Navient Corp.	1,586,882
9,039	PRA Group, Inc.*	528,962
18,266	Santander Consumer USA Holdings, Inc.	339,565
76,341	SLM Corp.	738,981
22,473	Synchrony Financial*	651,942
		33,168,125
	Diversified Financial Services — 8.3%

329,063	Berkshire Hathaway, Inc., Class B*	48,928,378
15,381	CBOE Holdings, Inc.	921,476
57,013	CME Group, Inc.	4,825,580
20,477	Intercontinental Exchange, Inc.	4,627,597
6,769	MarketAxess Holdings, Inc.	443,843
48,900	McGraw Hill Financial, Inc.	4,570,194
33,548	Moody’s Corp.	3,388,684
21,036	MSCI, Inc.	1,017,301
21,321	NASDAQ OMX Group, Inc. (The)	957,526
35,656	Voya Financial, Inc.	1,493,273
		71,173,852
	Insurance — 14.0%

60,595	ACE Ltd.	6,928,432
81,778	Aflac, Inc.	4,884,600
2,954	Alleghany Corp.*	1,348,619
17,477	Allied World Assurance Co. Holdings AG	658,883
78,229	Allstate Corp. (The)	5,331,306
13,527	American Financial Group, Inc./OH	816,896
257,559	American International Group, Inc.	14,114,233
52,427	Aon PLC	4,848,973
24,388	Arch Capital Group Ltd.*	1,397,920
28,700	Arthur J. Gallagher & Co.	1,376,165
11,818	Aspen Insurance Holdings Ltd.	522,710
12,884	Assurant, Inc.	870,830

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
30,543	Assured Guaranty Ltd.	$780,679
19,010	Axis Capital Holdings Ltd.	951,451
21,394	Brown & Brown, Inc.	688,887
43,410	Chubb Corp. (The)	4,473,401
26,585	Cincinnati Financial Corp.	1,354,506
38,389	CNO Financial Group, Inc.	665,665
8,061	Endurance Specialty Holdings Ltd.	475,438
4,467	Erie Indemnity Co., Class A	389,656
8,209	Everest Re Group Ltd.	1,439,777
19,333	First American Financial Corp.	618,849
49,973	FNF Group	1,619,125
16,655	FNFV Group*	237,667
89,638	Genworth Financial, Inc., Class A*	814,809
7,951	Hanover Insurance Group, Inc. (The)	566,747
80,828	Hartford Financial Services Group, Inc. (The)	3,338,196
18,050	HCC Insurance Holdings, Inc.	957,914
9,032	Kemper Corp.	318,468
47,123	Lincoln National Corp.	2,668,575
55,032	Loews Corp.	2,291,532
2,523	Markel Corp.*	1,757,976
98,252	Marsh & McLennan Cos., Inc.	5,560,081
6,548	Mercury General Corp.	361,188
203,017	MetLife, Inc.	11,289,775
43,785	Old Republic International Corp.	662,467
8,969	PartnerRe Ltd.	1,044,978
4,481	Platinum Underwriters Holdings Ltd.	332,356
9,802	Primerica, Inc.	513,919
49,337	Principal Financial Group, Inc.	2,628,182
10,529	ProAssurance Corp.	474,753
97,156	Progressive Corp. (The)	2,646,529
14,235	Protective Life Corp.	992,322
83,031	Prudential Financial, Inc.	7,055,974
12,376	Reinsurance Group of America, Inc.	1,060,871
7,315	RenaissanceRe Holdings Ltd.	716,285
6,678	RLI Corp.	306,721
7,895	StanCorp Financial Group, Inc.	521,860
17,153	Symetra Financial Corp.	388,687
23,572	Torchmark Corp.	1,266,995
61,199	Travelers Cos., Inc. (The)	6,392,236
45,993	Unum Group	1,527,887
16,430	Validus Holdings Ltd.	681,845
18,416	W. R. Berkley Corp.	962,052
1,109	White Mountains Insurance Group Ltd.	702,851
32,199	Willis Group Holdings PLC	1,375,219
47,922	XL Group PLC	1,702,189
		120,677,107
	IT Services — 4.7%

177,665	MasterCard, Inc., Class A	15,508,378
88,859	Visa, Inc., Class A	22,942,505
95,625	Western Union Co. (The)	1,776,713
		40,227,596
	Real Estate Investment Trusts — 16.2%

12,950	Alexandria Real Estate Equities, Inc.	1,112,664
18,940	American Campus Communities, Inc.	757,600
63,680	American Capital Agency Corp.	1,469,416
24,921	American Homes 4 Rent, Class A	428,641
163,885	American Realty Capital Properties, Inc.	1,540,519
71,505	American Tower Corp.	7,508,740
171,037	Annaly Capital Management, Inc.	1,970,346
26,372	Apartment Investment & Management Co., Class A	982,357
64,475	ARMOUR Residential REIT, Inc.	253,387
23,681	AvalonBay Communities, Inc.	3,807,668
35,226	BioMed Realty Trust, Inc.	755,598
27,634	Boston Properties, Inc.	3,582,472
31,785	Brandywine Realty Trust	491,396
15,444	Camden Property Trust	1,184,246
30,734	CBL & Associates Properties, Inc.	597,776
185,475	Chimera Investment Corp.	626,905
19,786	Colony Financial, Inc.	485,746
22,557	Columbia Property Trust, Inc.	568,436
16,694	Corporate Office Properties Trust	469,268
21,016	Corrections Corp. of America	761,830
37,123	Cousins Properties, Inc.	454,386
60,264	Crown Castle International Corp.	5,007,336
29,075	CubeSmart	626,275
29,249	CYS Investments, Inc.	269,968
15,046	DCT Industrial Trust, Inc.	513,503
53,865	DDR Corp.	987,345
35,326	DiamondRock Hospitality Co.	527,417
24,459	Digital Realty Trust, Inc.	1,718,734
24,495	Douglas Emmett, Inc.	681,941
61,581	Duke Realty Corp.	1,197,135
11,769	DuPont Fabros Technology, Inc.	383,552
5,708	EastGroup Properties, Inc.	383,692
10,229	EPR Properties	572,722
23,262	Equity Commonwealth	591,553
14,388	Equity LifeStyle Properties, Inc.	713,789
65,297	Equity Residential	4,625,639
11,458	Essex Property Trust, Inc.	2,319,214
19,894	Extra Space Storage, Inc.	1,179,117
12,223	Federal Realty Investment Trust	1,621,503
16,222	Gaming and Leisure Properties, Inc.	517,482
113,270	General Growth Properties, Inc.	3,031,105
13,113	Geo Group, Inc. (The)	528,323
17,421	Hatteras Financial Corp.	333,786
82,818	HCP, Inc.	3,710,246
58,491	Health Care REIT, Inc.	4,308,447
17,593	Healthcare Realty Trust, Inc.	464,631
43,135	Healthcare Trust of America, Inc., Class A	550,403
16,310	Highwoods Properties, Inc.	703,940
10,314	Home Properties, Inc.	672,370
27,038	Hospitality Properties Trust	827,363
136,631	Host Hotels & Resorts, Inc.	3,175,304
22,220	Invesco Mortgage Capital, Inc.	367,297
33,561	Iron Mountain, Inc.	1,275,654
15,014	Kilroy Realty Corp.	1,031,162
74,192	Kimco Realty Corp.	1,888,186
15,011	Kite Realty Group Trust	409,500
18,786	LaSalle Hotel Properties	758,391
37,573	Lexington Realty Trust	413,303
26,732	Liberty Property Trust	945,778
25,395	Macerich Co. (The)	2,008,237
15,100	Mack-Cali Realty Corp.	290,222
31,283	Medical Properties Trust, Inc.	433,582
66,403	MFA Financial, Inc.	556,457
13,573	Mid-America Apartment Communities, Inc.	999,787
23,806	National Retail Properties, Inc.	917,245
40,440	NorthStar Realty Finance Corp.	738,839
22,967	Omega Healthcare Investors, Inc.	877,799
21,660	Outfront Media, Inc.	586,120

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
12,893		Pebblebrook Hotel Trust	$556,591
27,857		Piedmont Office Realty Trust, Inc., Class A	523,712
31,971		Plum Creek Timber Co., Inc.	1,332,551
9,822		Post Properties, Inc.	575,373
7,328		Potlatch Corp.	304,478
90,251		Prologis, Inc.	3,815,812
26,175		Public Storage	4,911,215
22,841		Rayonier, Inc.	623,102
40,185		Realty Income Corp.	1,866,995
15,005		Redwood Trust, Inc.	293,348
16,671		Regency Centers Corp.	1,024,933
42,709		Retail Properties of America, Inc., Class A	686,334
23,841		RLJ Lodging Trust	785,084
9,210		Ryman Hospitality Properties, Inc.	479,657
36,781		Senior Housing Properties Trust	828,676
56,094		Simon Property Group, Inc.	10,141,795
17,255		SL Green Realty Corp.	2,003,996
6,008		Sovran Self Storage, Inc.	510,800
71,987		Spirit Realty Capital, Inc.	842,968
40,181		Starwood Property Trust, Inc.	966,755
—	#	Starwood Waypoint Residential Trust	10
44,652		Strategic Hotels & Resorts, Inc.*	592,979
7,993		Sun Communities, Inc.	470,708
37,081		Sunstone Hotel Investors, Inc.	593,667
17,307		Tanger Factory Outlet Centers, Inc.	633,090
11,429		Taubman Centers, Inc.	908,491
66,086		Two Harbors Investment Corp.	694,564
45,431		UDR, Inc.	1,398,366
53,128		Ventas, Inc.	3,801,308
31,503		Vornado Realty Trust	3,514,475
28,008		Washington Prime Group, Inc.	482,578
12,027		Washington Real Estate Investment Trust	323,165
20,300		Weingarten Realty Investors	738,920
95,362		Weyerhaeuser Co.	3,367,232
16,689		WP Carey, Inc.	1,137,188
			138,781,707
		Real Estate Management & Development — 0.7%

8,183		Alexander & Baldwin, Inc.	311,609
2,708		Altisource Portfolio Solutions S.A.*	141,574
50,357		CBRE Group, Inc., Class A*	1,699,045
30,300		Forest City Enterprises, Inc., Class A*	654,177
6,512		Howard Hughes Corp. (The)*	951,012
8,089		Jones Lang LaSalle, Inc.	1,178,244
26,378		Realogy Holdings Corp.*	1,213,916
16,660		St. Joe Co. (The)*	309,709
			6,459,286
		Thrifts & Mortgage Finance — 0.6%

23,586		Capitol Federal Financial, Inc.	295,297
86,855		Hudson City Bancorp, Inc.	850,311
61,110		MGIC Investment Corp.*	568,934
79,900		New York Community Bancorp, Inc.	1,269,611
19,532		Ocwen Financial Corp.*	448,064
56,012		People’s United Financial, Inc.	827,857
34,485		Radian Group, Inc.	587,969
17,962		Washington Federal, Inc.	388,698
			5,236,741
		Total Common Stocks (Cost $620,472,881)	717,471,914

Principal Amount
	U.S. Government & Agency Securities (a) — 1.2%
	U.S. Treasury Bills
$6,000,000	0.00%, due 12/11/14	5,999,942
4,000,000	0.00%, due 01/15/15	3,999,745
	Total U.S. Government & Agency Securities (Cost $9,999,687)	9,999,687

	Repurchase Agreements (a)(b) — 7.4%
63,642,319	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $63,642,667	63,642,319
	Total Repurchase Agreements (Cost $63,642,319)	63,642,319

	Total Investment Securities (Cost $694,114,887) — 92.2%	791,113,920
	Other assets less liabilities — 7.8%	67,247,718
	Net Assets — 100.0%	$858,361,638

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $155,479,420.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,187,908
Aggregate gross unrealized depreciation	(19,883,662)
Net unrealized appreciation	$95,304,246
Federal income tax cost of investments	$695,809,674

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$34,348,813	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. FinancialsSM Index	$3,612,768
155,134,577	11/06/15	Bank of America, N.A.	0.10%	iShares® U.S. Financials ETF	1,640,840
189,483,390					5,253,608	$(5,253,608)	$—	$—
189,060,937	12/07/15	Citibank, N.A.	0.32%	Dow Jones U.S. FinancialsSM Index	2,404,405	(2,404,405)	—	—
79,843,479	12/07/15	Credit Suisse International	0.46%	Dow Jones U.S. FinancialsSM Index	709,638	(561,044)	(28,304)	120,290
325,538,182	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	40,287,392	—	(40,250,003)	37,389
24,858,072	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	274,947	(274,947)	—	—
6,066,577	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Financials ETF	798,163
48,251,658	11/06/15	Morgan Stanley & Co. International PLC	0.56%	Dow Jones U.S. FinancialsSM Index	8,943,804
54,318,235					9,741,967	(9,741,967)	—	—
84,053,569	11/06/15	Societe Generale	0.66%	Dow Jones U.S. FinancialsSM Index	7,448,445	—	(7,448,445)	—
52,568,966	12/07/15	UBS AG	0.41%	Dow Jones U.S. FinancialsSM Index	589,613	(523,552)	—	66,061
$999,724,830					$66,710,015

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) — 81.2%
	Aerospace & Defense — 16.7%

281	Alliant Techsystems, Inc.	$31,944
928	B/E Aerospace, Inc.*	72,263
5,907	Boeing Co. (The)	793,665
425	Curtiss-Wright Corp.	30,132
619	DigitalGlobe, Inc.*	16,719
282	Esterline Technologies Corp.*	33,510
1,660	Exelis, Inc.	29,780
2,799	General Dynamics Corp.	406,863
497	HEICO Corp.	26,346
849	Hexcel Corp.*	36,753
6,897	Honeywell International, Inc.	683,286
428	Huntington Ingalls Industries, Inc.	46,639
760	L-3 Communications Holdings, Inc.	94,696
2,378	Lockheed Martin Corp.	455,530
358	Moog, Inc., Class A*	26,055
1,833	Northrop Grumman Corp.	258,325
1,265	Precision Castparts Corp.	300,944
2,739	Raytheon Co.	292,251
1,191	Rockwell Collins, Inc.	101,866
1,145	Spirit AeroSystems Holdings, Inc., Class A*	49,361
331	Teledyne Technologies, Inc.*	35,387
2,461	Textron, Inc.	106,611
437	TransDigm Group, Inc.	86,434
453	Triumph Group, Inc.	30,831
7,499	United Technologies Corp.	825,490
		4,871,681
	Air Freight & Logistics — 4.4%

1,297	C.H. Robinson Worldwide, Inc.	95,641
1,720	Expeditors International of Washington, Inc.	80,531
2,340	FedEx Corp.	416,941
307	Hub Group, Inc., Class A*	11,549
6,200	United Parcel Service, Inc., Class B	681,504
		1,286,166
	Building Products — 1.2%

667	A. O. Smith Corp.	35,971
847	Allegion PLC	45,611
396	Armstrong World Industries, Inc.*	19,840
1,397	Fortune Brands Home & Security, Inc.	62,753
394	Lennox International, Inc.	36,906
3,142	Masco Corp.	76,037
1,036	Owens Corning	36,094
790	USG Corp.*	22,760
		335,972
	Chemicals — 0.8%

733	Sherwin-Williams Co. (The)	179,482
672	Valspar Corp. (The)	56,388
		235,870
	Commercial Services & Supplies — 2.9%

1,534	ADT Corp. (The)	53,598
852	Cintas Corp.	62,324
940	Civeo Corp.	8,855
486	Clean Harbors, Inc.*	22,720
1,154	Covanta Holding Corp.	28,931
439	Deluxe Corp.	25,659
277	MSA Safety, Inc.	15,216
1,761	R.R. Donnelley & Sons Co.	29,655
2,226	Republic Services, Inc.	88,172
747	Stericycle, Inc.*	96,303
566	Tetra Tech, Inc.	15,384
3,688	Tyco International PLC	158,215
343	United Stationers, Inc.	14,083
92	Vectrus, Inc.*	2,600
1,094	Waste Connections, Inc.	51,648
3,823	Waste Management, Inc.	186,295
		859,658
	Construction & Engineering — 1.1%

1,320	AECOM Technology Corp.*	42,242
849	Chicago Bridge & Iron Co. N.V.	42,475
591	EMCOR Group, Inc.	25,620
1,388	Fluor Corp.	86,042
1,173	Jacobs Engineering Group, Inc.*	54,486
1,280	KBR, Inc.	21,555
1,911	Quanta Services, Inc.*	58,286
		330,706
	Construction Materials — 0.6%

442	Eagle Materials, Inc.	36,416
543	Martin Marietta Materials, Inc.	65,182
1,154	Vulcan Materials Co.	76,279
		177,877
	Containers & Packaging — 2.4%

574	AptarGroup, Inc.	37,453
826	Avery Dennison Corp.	40,895
1,220	Ball Corp.	81,825
880	Bemis Co., Inc.	35,147
1,036	Berry Plastics Group, Inc.*	29,982
1,224	Crown Holdings, Inc.*	60,588
2,882	Graphic Packaging Holding Co.*	35,881
299	Greif, Inc., Class A	13,111
1,485	MeadWestvaco Corp.	66,528
1,453	Owens-Illinois, Inc.*	37,255
867	Packaging Corp. of America	64,401
1,262	Rock-Tenn Co., Class A	71,694
1,869	Sealed Air Corp.	73,882
386	Silgan Holdings, Inc.	19,478
897	Sonoco Products Co.	37,692
		705,812
	Electrical Equipment — 4.2%

381	Acuity Brands, Inc.	52,654
2,166	AMETEK, Inc.	110,380
947	Babcock & Wilcox Co. (The)	28,060
4,194	Eaton Corp. PLC	284,479
6,151	Emerson Electric Co.	392,126
410	EnerSys	24,899
607	Generac Holdings, Inc.*	26,332
479	Hubbell, Inc., Class B	51,157
398	Regal-Beloit Corp.	28,783
1,215	Rockwell Automation, Inc.	140,223
1,484	Sensata Technologies Holding N.V.*	73,562
		1,212,655
	Electronic Equipment, Instruments & Components — 3.2%

2,764	Amphenol Corp., Class A	148,233
240	Anixter International, Inc.	20,856
871	Arrow Electronics, Inc.*	50,901
1,219	Avnet, Inc.	53,380
381	Belden, Inc.	27,824
764	Cognex Corp.*	31,103
370	FEI Co.	31,687
1,249	FLIR Systems, Inc.	39,631
312	IPG Photonics Corp.*	22,492
346	Itron, Inc.*	13,978
1,761	Jabil Circuit, Inc.	36,541
1,468	Keysight Technologies, Inc.*	51,674
750	Knowles Corp.*	15,668

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
199	Littelfuse, Inc.	$19,130
886	National Instruments Corp.	28,520
3,607	TE Connectivity Ltd.	231,569
2,291	Trimble Navigation Ltd.*	64,434
1,196	Vishay Intertechnology, Inc.	16,589
447	Zebra Technologies Corp., Class A*	32,698
		936,908
	Industrial Conglomerates — 13.4%

5,711	3M Co.	914,274
565	Carlisle Cos., Inc.	50,511
5,373	Danaher Corp.	448,968
88,436	General Electric Co.	2,342,670
882	Roper Industries, Inc.	139,197
		3,895,620
	Internet Software & Services — 0.9%

285	CoStar Group, Inc.*	48,524
912	LinkedIn Corp., Class A*	206,358
		254,882
	IT Services — 7.0%

5,564	Accenture PLC, Class A	480,340
524	Alliance Data Systems Corp.*	149,796
4,239	Automatic Data Processing, Inc.	363,028
1,054	Broadridge Financial Solutions, Inc.	47,736
891	Convergys Corp.	18,577
803	CoreLogic, Inc.*	26,676
439	Euronet Worldwide, Inc.*	25,493
2,516	Fidelity National Information Services, Inc.	153,954
2,197	Fiserv, Inc.*	157,064
668	FleetCor Technologies, Inc.*	101,463
1,373	Genpact Ltd.*	24,741
601	Global Payments, Inc.	51,902
727	Jack Henry & Associates, Inc.	44,681
590	MAXIMUS, Inc.	30,910
494	NeuStar, Inc., Class A*	13,462
2,880	Paychex, Inc.	136,541
1,457	Total System Services, Inc.	48,066
342	WEX, Inc.*	38,673
9,554	Xerox Corp.	133,374
		2,046,477
	Life Sciences Tools & Services — 0.8%

2,940	Agilent Technologies, Inc.	125,656
255	Mettler-Toledo International, Inc.*	74,781
995	PerkinElmer, Inc.	45,243
		245,680
	Machinery — 11.2%

573	Actuant Corp., Class A	16,823
752	AGCO Corp.	31,727
1,464	Allison Transmission Holdings, Inc.	48,151
5,534	Caterpillar, Inc.	556,720
445	CLARCOR, Inc.	29,321
839	Colfax Corp.*	43,234
437	Crane Co.	25,796
1,507	Cummins, Inc.	219,449
3,159	Deere & Co.	273,633
1,172	Donaldson Co., Inc.	45,708
1,468	Dover Corp.	113,021
1,206	Flowserve Corp.	70,997
530	Graco, Inc.	42,453
712	Harsco Corp.	13,784
554	Hillenbrand, Inc.	17,817
706	IDEX Corp.	54,228
3,215	Illinois Tool Works, Inc.	305,200
2,358	Ingersoll-Rand PLC	148,695
807	ITT Corp.	33,410
865	Joy Global, Inc.	42,420
693	Kennametal, Inc.	25,516
700	Lincoln Electric Holdings, Inc.	50,428
1,192	Manitowoc Co., Inc. (The)	24,007
500	Mueller Industries, Inc.	16,405
588	Navistar International Corp.*	21,050
517	Nordson Corp.	40,404
703	Oshkosh Corp.	31,916
3,127	PACCAR, Inc.	209,572
941	Pall Corp.	90,439
1,311	Parker-Hannifin Corp.	169,158
1,697	Pentair PLC	109,813
375	SPX Corp.	33,634
971	Terex Corp.	27,868
672	Timken Co. (The)	28,755
491	Toro Co. (The)	32,249
1,375	Trinity Industries, Inc.	44,082
217	Valmont Industries, Inc.	29,343
849	Wabtec Corp.	75,128
514	Woodward, Inc.	26,564
1,610	Xylem, Inc.	61,727
		3,280,645
	Marine — 0.2%

503	Kirby Corp.*	48,358

	Multi-Utilities — 0.1%

1,709	MDU Resources Group, Inc.	41,905

	Paper & Forest Products — 0.1%

1,246	Louisiana-Pacific Corp.*	18,989

	Professional Services — 1.4%

320	Advisory Board Co. (The)*	13,632
297	Corporate Executive Board Co. (The)	21,743
1,073	Equifax, Inc.	85,357
360	FTI Consulting, Inc.*	13,957
703	Manpowergroup, Inc.	47,003
1,212	Robert Half International, Inc.	68,830
619	Towers Watson & Co., Class A	69,922
1,321	Verisk Analytics, Inc., Class A*	81,876
		402,320
	Road & Rail — 6.6%

507	Con-way, Inc.	25,117
8,810	CSX Corp.	321,477
450	Genesee & Wyoming, Inc., Class A*	44,365
812	J.B. Hunt Transport Services, Inc.	67,014
972	Kansas City Southern	115,610
394	Landstar System, Inc.	31,670
2,728	Norfolk Southern Corp.	304,554
600	Old Dominion Freight Line, Inc.*	48,624
468	Ryder System, Inc.	44,703
7,910	Union Pacific Corp.	923,651
		1,926,785
	Software — 0.0%‡

1	CDK Global, Inc.	38

	Trading Companies & Distributors — 2.0%

839	Air Lease Corp.	31,907
366	Applied Industrial Technologies, Inc.	17,162
2,406	Fastenal Co.	108,751
395	GATX Corp.	24,466

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,086	HD Supply Holdings, Inc.*	$31,581
899	MRC Global, Inc.*	18,169
451	MSC Industrial Direct Co., Inc., Class A	35,029
944	NOW, Inc.*	25,281
845	United Rentals, Inc.*	95,747
537	W.W. Grainger, Inc.	131,930
240	Watsco, Inc.	24,360
392	WESCO International, Inc.*	32,297
		576,680
	Total Common Stocks (Cost $23,520,935)	23,691,684

Principal Amount
	Repurchase Agreements (a)(b) — 7.0%
$2,029,962	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $2,029,973	2,029,962
	Total Repurchase Agreements (Cost $2,029,962)	2,029,962

	Total Investment Securities (Cost $25,550,897) — 88.2%	25,721,646
	Other assets less liabilities — 11.8%	3,433,850
	Net Assets — 100.0%	$29,155,496

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $8,262,477.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,912
Aggregate gross unrealized depreciation	(684,129)
Net unrealized depreciation	$(150,217)
Federal income tax cost of investments	$25,871,863

Swap Agreements(1)

Ultra Industrials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$1,351,470	01/06/16	Bank of America, N.A.	0.51%	Dow Jones U.S. IndustrialsSM Index	$329,297
6,778,652	01/06/16	Bank of America, N.A.	0.05%	iShares® U.S. Industrials ETF	459,480
8,130,122					788,777	$(788,777)	$—	$—
5,310,851	12/07/15	Citibank, N.A.	0.42%	Dow Jones U.S. IndustrialsSM Index	64,091	—	—	64,091
10,169,383	11/06/15	Credit Suisse International	0.46%	Dow Jones U.S. IndustrialsSM Index	100,518	—	—	100,518
176,653	11/07/16	Deutsche Bank AG	(0.08)%	iShares® U.S. Industrials ETF	2,065
5,047,303	11/06/15	Deutsche Bank AG	0.52%	Dow Jones U.S. IndustrialsSM Index	734,900
5,223,956					736,965	—	(550,002)	186,963
265,491	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. IndustrialsSM Index	3,173	—	—	3,173
129,697	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Industrials ETF	27,228
702,119	01/06/16	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. IndustrialsSM Index	654,030
831,816					681,258	(666,380)	—	14,878
2,044,025	01/06/16	Societe Generale	0.56%	Dow Jones U.S. IndustrialsSM Index	994,720	—	(930,000)	64,720
2,603,798	12/07/15	UBS AG	0.46%	Dow Jones U.S. IndustrialsSM Index	49,723	(12,102)	—	37,621
$34,579,442					$3,419,225

See accompanying notes to the financial statements.

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2014 (Unaudited)

UltraPro Financials

Shares		Value
	Common Stocks (a) — 79.2%
	Banks — 24.1%

389	Associated Banc-Corp	$7,189
215	BancorpSouth, Inc.	4,706
26,418	Bank of America Corp.	450,163
111	Bank of Hawaii Corp.	6,397
255	BankUnited, Inc.	7,701
1,808	BB&T Corp.	67,963
54	BOK Financial Corp.	3,480
186	Cathay General Bancorp	4,721
466	CIT Group, Inc.	22,741
7,616	Citigroup, Inc.	411,036
120	City National Corp./CA	9,263
454	Comerica, Inc.	21,161
208	Commerce Bancshares, Inc./MO	8,902
138	Cullen/Frost Bankers, Inc.	10,303
360	East West Bancorp, Inc.	13,237
2,096	Fifth Third Bancorp	42,172
161	First Financial Bankshares, Inc.	4,857
596	First Horizon National Corp.	7,605
889	First Niagara Financial Group, Inc.	7,263
306	First Republic Bank/CA	15,768
415	FirstMerit Corp.	7,424
436	FNB Corp./PA	5,489
472	Fulton Financial Corp.	5,636
187	Glacier Bancorp, Inc.	5,120
206	Hancock Holding Co.	6,738
2,052	Huntington Bancshares, Inc./OH	20,746
84	Iberiabank Corp.	5,487
146	International Bancshares Corp.	3,726
852	Investors Bancorp, Inc.	9,210
9,449	JPMorgan Chase & Co.	568,452
2,203	KeyCorp	29,740
332	M&T Bank Corp.	41,839
160	MB Financial, Inc.	5,040
243	PacWest Bancorp	11,300
1,358	PNC Financial Services Group, Inc. (The)	118,784
260	Popular, Inc.*	8,486
177	PrivateBancorp, Inc.	5,567
151	Prosperity Bancshares, Inc.	8,483
3,463	Regions Financial Corp.	34,872
126	Signature Bank/NY*	15,280
1,334	SunTrust Banks, Inc.	52,413
472	Susquehanna Bancshares, Inc.	6,216
127	SVB Financial Group*	13,354
349	Synovus Financial Corp.	9,018
419	TCF Financial Corp.	6,503
115	Texas Capital Bancshares, Inc.*	6,340
169	Trustmark Corp.	3,944
4,527	U.S. Bancorp/MN	200,093
95	UMB Financial Corp.	5,272
546	Umpqua Holdings Corp.	9,277
160	United Bankshares, Inc./WV	5,584
552	Valley National Bancorp	5,376
227	Webster Financial Corp.	7,144
11,934	Wells Fargo & Co.	650,164
117	Wintrust Financial Corp.	5,229
509	Zions Bancorp.	14,283
		3,044,257
	Capital Markets — 9.2%

140	Affiliated Managers Group, Inc.*	28,503
470	Ameriprise Financial, Inc.	61,932
2,843	Bank of New York Mellon Corp. (The)	113,805
317	BlackRock, Inc.	113,828
2,881	Charles Schwab Corp. (The)	81,590
725	E*TRADE Financial Corp.*	16,537
298	Eaton Vance Corp.	12,453
240	Federated Investors, Inc., Class B	7,546
130	Financial Engines, Inc.	4,248
990	Franklin Resources, Inc.	56,291
1,029	Goldman Sachs Group, Inc. (The)	193,874
1,087	Invesco Ltd.	43,871
373	Janus Capital Group, Inc.	5,864
256	Legg Mason, Inc.	14,528
194	LPL Financial Holdings, Inc.	8,278
3,847	Morgan Stanley	135,338
556	Northern Trust Corp.	37,658
456	NorthStar Asset Management Group, Inc./NY	9,553
316	Raymond James Financial, Inc.	17,791
329	SEI Investments Co.	13,038
1,064	State Street Corp.	81,641
165	Stifel Financial Corp.*	8,007
661	T. Rowe Price Group, Inc.	55,174
688	TD Ameritrade Holding Corp.	23,812
212	Waddell & Reed Financial, Inc., Class A	10,193
		1,155,353
	Consumer Finance — 3.7%

241	Ally Financial, Inc.*	5,731
2,261	American Express Co.	208,962
1,410	Capital One Financial Corp.	117,312
1,160	Discover Financial Services	76,038
1,054	Navient Corp.	22,092
126	PRA Group, Inc.*	7,373
254	Santander Consumer USA Holdings, Inc.	4,722
1,062	SLM Corp.	10,280
313	Synchrony Financial*	9,080
		461,590
	Diversified Financial Services — 7.9%

4,580	Berkshire Hathaway, Inc., Class B*	681,000
214	CBOE Holdings, Inc.	12,821
794	CME Group, Inc.	67,204
285	Intercontinental Exchange, Inc.	64,407
94	MarketAxess Holdings, Inc.	6,164
681	McGraw Hill Financial, Inc.	63,646
467	Moody’s Corp.	47,172
293	MSCI, Inc.	14,170
297	NASDAQ OMX Group, Inc. (The)	13,338
496	Voya Financial, Inc.	20,772
		990,694
	Insurance — 13.3%

843	ACE Ltd.	96,389
1,138	Aflac, Inc.	67,973
41	Alleghany Corp.*	18,718
243	Allied World Assurance Co. Holdings AG	9,161
1,089	Allstate Corp. (The)	74,215
188	American Financial Group, Inc./OH	11,353
3,585	American International Group, Inc.	196,458
730	Aon PLC	67,518
339	Arch Capital Group Ltd.*	19,431
399	Arthur J. Gallagher & Co.	19,132
164	Aspen Insurance Holdings Ltd.	7,254
179	Assurant, Inc.	12,099
425	Assured Guaranty Ltd.	10,863
265	Axis Capital Holdings Ltd.	13,263
298	Brown & Brown, Inc.	9,596

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
604	Chubb Corp. (The)	$62,242
370	Cincinnati Financial Corp.	18,851
534	CNO Financial Group, Inc.	9,260
112	Endurance Specialty Holdings Ltd.	6,606
62	Erie Indemnity Co., Class A	5,408
114	Everest Re Group Ltd.	19,994
269	First American Financial Corp.	8,611
696	FNF Group	22,550
232	FNFV Group*	3,311
1,248	Genworth Financial, Inc., Class A*	11,344
111	Hanover Insurance Group, Inc. (The)	7,912
1,125	Hartford Financial Services Group, Inc. (The)	46,463
251	HCC Insurance Holdings, Inc.	13,321
126	Kemper Corp.	4,443
656	Lincoln National Corp.	37,149
766	Loews Corp.	31,896
35	Markel Corp.*	24,387
1,367	Marsh & McLennan Cos., Inc.	77,359
91	Mercury General Corp.	5,020
2,826	MetLife, Inc.	157,154
609	Old Republic International Corp.	9,214
125	PartnerRe Ltd.	14,564
62	Platinum Underwriters Holdings Ltd.	4,599
136	Primerica, Inc.	7,130
687	Principal Financial Group, Inc.	36,596
147	ProAssurance Corp.	6,628
1,352	Progressive Corp. (The)	36,828
198	Protective Life Corp.	13,803
1,156	Prudential Financial, Inc.	98,237
172	Reinsurance Group of America, Inc.	14,744
102	RenaissanceRe Holdings Ltd.	9,988
93	RLI Corp.	4,271
110	StanCorp Financial Group, Inc.	7,271
239	Symetra Financial Corp.	5,416
328	Torchmark Corp.	17,630
852	Travelers Cos., Inc. (The)	88,991
640	Unum Group	21,261
229	Validus Holdings Ltd.	9,503
256	W. R. Berkley Corp.	13,373
15	White Mountains Insurance Group Ltd.	9,507
448	Willis Group Holdings PLC	19,134
667	XL Group PLC	23,692
		1,679,084
	IT Services — 4.4%

2,473	MasterCard, Inc., Class A	215,868
1,237	Visa, Inc., Class A	319,381
1,331	Western Union Co. (The)	24,730
		559,979
	Real Estate Investment Trusts — 15.3%

180	Alexandria Real Estate Equities, Inc.	15,466
264	American Campus Communities, Inc.	10,560
886	American Capital Agency Corp.	20,444
347	American Homes 4 Rent, Class A	5,968
2,281	American Realty Capital Properties, Inc.	21,441
995	American Tower Corp.	104,485
2,380	Annaly Capital Management, Inc.	27,418
367	Apartment Investment & Management Co., Class A	13,671
897	ARMOUR Residential REIT, Inc.	3,525
330	AvalonBay Communities, Inc.	53,061
490	BioMed Realty Trust, Inc.	10,511
385	Boston Properties, Inc.	49,911
442	Brandywine Realty Trust	6,833
215	Camden Property Trust	16,486
428	CBL & Associates Properties, Inc.	8,325
2,581	Chimera Investment Corp.	8,724
275	Colony Financial, Inc.	6,751
314	Columbia Property Trust, Inc.	7,913
232	Corporate Office Properties Trust	6,522
292	Corrections Corp. of America	10,585
517	Cousins Properties, Inc.	6,328
839	Crown Castle International Corp.	69,713
405	CubeSmart	8,724
407	CYS Investments, Inc.	3,757
210	DCT Industrial Trust, Inc.	7,150
750	DDR Corp.	13,748
492	DiamondRock Hospitality Co.	7,346
340	Digital Realty Trust, Inc.	23,892
341	Douglas Emmett, Inc.	9,493
857	Duke Realty Corp.	16,660
164	DuPont Fabros Technology, Inc.	5,345
79	EastGroup Properties, Inc.	5,310
142	EPR Properties	7,951
324	Equity Commonwealth	8,239
200	Equity LifeStyle Properties, Inc.	9,922
909	Equity Residential	64,394
159	Essex Property Trust, Inc.	32,183
277	Extra Space Storage, Inc.	16,418
170	Federal Realty Investment Trust	22,552
226	Gaming and Leisure Properties, Inc.	7,209
1,576	General Growth Properties, Inc.	42,174
182	Geo Group, Inc. (The)	7,333
242	Hatteras Financial Corp.	4,637
1,153	HCP, Inc.	51,654
814	Health Care REIT, Inc.	59,959
245	Healthcare Realty Trust, Inc.	6,470
600	Healthcare Trust of America, Inc., Class A	7,656
227	Highwoods Properties, Inc.	9,797
144	Home Properties, Inc.	9,387
376	Hospitality Properties Trust	11,506
1,902	Host Hotels & Resorts, Inc.	44,203
309	Invesco Mortgage Capital, Inc.	5,108
467	Iron Mountain, Inc.	17,751
209	Kilroy Realty Corp.	14,354
1,033	Kimco Realty Corp.	26,290
209	Kite Realty Group Trust	5,702
261	LaSalle Hotel Properties	10,537
523	Lexington Realty Trust	5,753
372	Liberty Property Trust	13,161
353	Macerich Co. (The)	27,915
210	Mack-Cali Realty Corp.	4,036
435	Medical Properties Trust, Inc.	6,029
924	MFA Financial, Inc.	7,743
189	Mid-America Apartment Communities, Inc.	13,922
331	National Retail Properties, Inc.	12,753
563	NorthStar Realty Finance Corp.	10,286
320	Omega Healthcare Investors, Inc.	12,230
301	Outfront Media, Inc.	8,145
179	Pebblebrook Hotel Trust	7,727
388	Piedmont Office Realty Trust, Inc., Class A	7,294
445	Plum Creek Timber Co., Inc.	18,548
137	Post Properties, Inc.	8,025
102	Potlatch Corp.	4,238
1,256	Prologis, Inc.	53,104
364	Public Storage	68,297
318	Rayonier, Inc.	8,675
559	Realty Income Corp.	25,971

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
209	Redwood Trust, Inc.	$4,086
232	Regency Centers Corp.	14,263
594	Retail Properties of America, Inc., Class A	9,546
332	RLJ Lodging Trust	10,933
128	Ryman Hospitality Properties, Inc.	6,666
512	Senior Housing Properties Trust	11,535
781	Simon Property Group, Inc.	141,205
240	SL Green Realty Corp.	27,874
84	Sovran Self Storage, Inc.	7,142
1,002	Spirit Realty Capital, Inc.	11,733
559	Starwood Property Trust, Inc.	13,450
621	Strategic Hotels & Resorts, Inc.*	8,247
111	Sun Communities, Inc.	6,537
516	Sunstone Hotel Investors, Inc.	8,261
241	Tanger Factory Outlet Centers, Inc.	8,816
159	Taubman Centers, Inc.	12,639
920	Two Harbors Investment Corp.	9,669
632	UDR, Inc.	19,453
739	Ventas, Inc.	52,875
438	Vornado Realty Trust	48,863
390	Washington Prime Group, Inc.	6,720
167	Washington Real Estate Investment Trust	4,487
283	Weingarten Realty Investors	10,301
1,327	Weyerhaeuser Co.	46,856
232	WP Carey, Inc.	15,809
		1,931,270
	Real Estate Management & Development — 0.7%

114	Alexander & Baldwin, Inc.	4,341
38	Altisource Portfolio Solutions S.A.*	1,987
701	CBRE Group, Inc., Class A*	23,652
422	Forest City Enterprises, Inc., Class A*	9,111
91	Howard Hughes Corp. (The)*	13,290
113	Jones Lang LaSalle, Inc.	16,459
367	Realogy Holdings Corp.*	16,889
232	St. Joe Co. (The)*	4,313
		90,042
	Thrifts & Mortgage Finance — 0.6%

328	Capitol Federal Financial, Inc.	4,106
1,209	Hudson City Bancorp, Inc.	11,836
851	MGIC Investment Corp.*	7,923
1,112	New York Community Bancorp, Inc.	17,670
272	Ocwen Financial Corp.*	6,240
780	People’s United Financial, Inc.	11,528
480	Radian Group, Inc.	8,184
250	Washington Federal, Inc.	5,410
		72,897
	Total Common Stocks (Cost $9,764,308)	9,985,166

Principal Amount
	Repurchase Agreements (a)(b) — 7.8%
$987,567	Repurchase Agreements with various counterparties, rates 0.05% - 0.10%, dated 11/28/14, due 12/01/14, total to be received $987,572	987,567
	Total Repurchase Agreements (Cost $987,567)	987,567

	Total Investment Securities (Cost $10,751,875) — 87.0%	10,972,733
	Other assets less liabilities — 13.0%	1,642,436
	Net Assets — 100.0%	$12,615,169

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2014, the aggregate value of segregated securities was $1,211,973.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,914
Aggregate gross unrealized depreciation	(110,995)
Net unrealized appreciation	$204,919
Federal income tax cost of investments	$10,767,814

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Financials had the following open swap agreements as of November 30, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(4)	Fund Receives	Unrealized Appreciation(2)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(3)
$101,497	01/06/16	Bank of America, N.A.	0.10%	iShares® U.S. Financials ETF	$13,514
623,930	01/06/16	Bank of America, N.A.	0.56%	Dow Jones U.S. FinancialsSM Index	655,490
725,427					669,004	$(669,004)	$—	$—
204,806	11/07/16	Deutsche Bank AG	(0.08)%	iShares® U.S. Financials ETF	1,699
269,706	01/06/16	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	22,134
474,512					23,833	—	—	23,833
3,533,561	12/07/15	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	39,084	—	—	39,084
276,520	11/07/16	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Financials ETF	4,925
3,593,182	11/07/16	Morgan Stanley & Co. International PLC	0.56%	Dow Jones U.S. FinancialsSM Index	40,958
3,869,702					45,883	—	—	45,883
1,649,562	01/06/16	Societe Generale	0.66%	Dow Jones U.S. FinancialsSM Index	702,581	—	(620,000)	82,581
17,602,695	12/07/15	UBS AG	0.41%	Dow Jones U.S. FinancialsSM Index	185,638	—	—	185,638
$27,855,459					$1,666,023

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(3)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(4)	Reflects the floating financing rate, as of November 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not required for this filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 26, 2015

By:	/s/ Charles S. Todd
Charles S. Todd
Treasurer
January 26, 2015